Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2015
Date of reporting period:	April 30, 2015

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2015

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

BB 9338-11

01/2014

F456CA-11

Table of Contents

Financial Statements	1
Notes to Financial Statements	105
Schedules of Investments	147
Financial Highlights (Includes performance information)	400
Shareholder Expense Example	502
Supplemental Information	510

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

Bond & Mortgage		California		Diversified
Amounts in thousands, except per share amounts	Securities Fund	Municipal Fund		International Fund
Investment in securities--at cost	$4,731,671	$215,146		$4,671,731
Foreign currency--at cost	$221	$–		$1,035
Assets
Investment in securities--at value	$4,764,813	$232,349		$5,541,076
Foreign currency--at value	228	–		1,150
Cash	7,592	3,292		–
Receivables:
Dividends and interest	29,366	2,759		23,237
Expense reimbursement from Manager	9	2		2
Expense reimbursement from Distributor	1	–		1
Foreign currency contracts	17	–		–
Fund shares sold	10,102	1,066		2,118
Investment securities sold	127,611	993		61,345
Variation margin on financial derivative instruments	90	–		–
Other assets	7	–		5
Prepaid directors' expenses	6	–		–
Total Assets	4,939,842	240,461		5,628,934
Liabilities
Accrued management and investment advisory fees	1,749	85		3,747
Accrued administrative service fees	7	–		7
Accrued distribution fees	75	55		122
Accrued service fees	30	–		35
Accrued transfer agent fees	136	1		253
Accrued directors' expenses	–	1		1
Accrued other expenses	54	14		145
Payables:
Deferred foreign tax	–	–		1,382
Dividends payable	9,263	670		–
Foreign currency contracts	223	–		–
Fund shares redeemed	1,722	2,190		1,320
Interest expense and fees payable	–	15		–
Investment securities purchased	557,746	8,330		54,622
Variation margin on financial derivative instruments	17	–		–
Floating rate notes issued	–	10,739		–
Total Liabilities	571,022	22,100		61,634
Net Assets Applicable to Outstanding Shares	$4,368,820	$218,361		$5,567,300
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,453,802	$243,679		$5,054,425
Accumulated undistributed (overdistributed) net investment income (loss)	(12,705)	1,404		24,219
Accumulated undistributed (overdistributed) net realized gain (loss)	(103,726)	(43,925)		(378,944)
Net unrealized appreciation (depreciation) of investments	31,648	17,203		867,963
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(199)	–		(363)
Total Net Assets	$4,368,820	$218,361		$5,567,300
Capital Stock (par value: $.01 per share):
Shares authorized	1,060,000	500,000		1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$101,357	$205,222		$264,132
Shares Issued and Outstanding	9,210	19,489		21,352
Net Asset Value per share	$11.01	$10.53		$12.37
Maximum Offering Price	$11.44	$10.94		$13.09
Class C: Net Assets	$6,854	$13,129		$13,845
Shares Issued and Outstanding	623	1,245		1,119
Net Asset Value per share	$11.01 (a)	$10.55	(a)	$12.37	(a)
Class J: Net Assets	$164,746	N/A		$200,227
Shares Issued and Outstanding	14,877			16,369
Net Asset Value per share	$11.07 (a)			$12.23	(a)
Class P: Net Assets	N/A	N/A		$4,875
Shares Issued and Outstanding				397
Net Asset Value per share				$12.28
Institutional: Net Assets	$3,947,707	$10		$4,910,641
Shares Issued and Outstanding	358,902	1		398,762
Net Asset Value per share	$11.00	$10.53		$12.31
R-1: Net Assets	$7,015	N/A		$5,977
Shares Issued and Outstanding	638			485
Net Asset Value per share	$11.00			$12.32
R-2: Net Assets	$13,489	N/A		$8,924
Shares Issued and Outstanding	1,238			728
Net Asset Value per share	$10.90			$12.26
R-3: Net Assets	$33,381	N/A		$42,677
Shares Issued and Outstanding	3,052			3,468
Net Asset Value per share	$10.94			$12.31
R-4: Net Assets	$27,858	N/A		$39,080
Shares Issued and Outstanding	2,501			3,132
Net Asset Value per share	$11.14			$12.48
R-5: Net Assets	$66,413	N/A		$76,922
Shares Issued and Outstanding	6,065			6,179
Net Asset Value per share	$10.95			$12.45

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands, except per share amounts	Equity Income Fund	Income Fund	Securities Fund
Investment in securities--at cost	$4,025,138	$11,759,363	$2,451,110
Foreign currency--at cost	$–	$16,883	$1,119
Assets
Investment in securities--at value	$6,019,861	$12,086,118	$2,791,538
Foreign currency--at value	–	16,911	1,137
Cash	1,048	11,567	–
Deposits with counterparty	–	18,475	–
Receivables:
Dividends and interest	9,134	107,292	5,463
Expense reimbursement from Manager	–	–	1
Foreign currency contracts	–	4,995	–
Fund shares sold	1,521	63,003	6,341
Investment securities sold	6,079	47,527	4,312
Unrealized gain on unfunded loan commitments	–	38	–
Other assets	1	–	–
Prepaid directors' expenses	1	6	3
Prepaid expenses	–	–	7
Total Assets	6,037,645	12,355,932	2,808,802
Liabilities
Accrued management and investment advisory fees	2,516	6,706	2,055
Accrued administrative service fees	9	–	–
Accrued distribution fees	401	2,873	75
Accrued service fees	65	–	–
Accrued transfer agent fees	263	978	57
Accrued other expenses	49	371	–
Payables:
Dividends payable	–	37,324	–
Foreign currency contracts	–	25,275	–
Fund shares redeemed	4,877	18,473	641
Investment securities purchased	21,901	311,438	6,521
Options and swaptions contracts written (premiums received $0, $27,187 and $0)	–	15,667	–
OTC swap agreements--at value (premiums received $0, $4,266 and $0)	–	5,782	–
Total Liabilities	30,081	424,887	9,349
Net Assets Applicable to Outstanding Shares	$6,007,564	$11,931,045	$2,799,453
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,120,170	$11,601,541	$2,444,437
Accumulated undistributed (overdistributed) net investment income (loss)	52,189	64,609	(45,874)
Accumulated undistributed (overdistributed) net realized gain (loss)	(159,517)	(51,516)	60,435
Net unrealized appreciation (depreciation) of investments	1,994,723	336,797	340,428
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(1)	(20,386)	27
Total Net Assets	$6,007,564	$11,931,045	$2,799,453
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000	1,850,000	725,000
Net Asset Value Per Share:
Class A: Net Assets	$1,022,605	$2,564,090	$133,466
Shares Issued and Outstanding	38,006	179,381	15,127
Net Asset Value per share	$26.91	$14.29	$8.82
Maximum Offering Price	$28.48	$14.85	$9.33
Class C: Net Assets	$201,243	$2,867,977	$58,017
Shares Issued and Outstanding	7,651	201,723	6,753
Net Asset Value per share	$26.30 (a)	$14.22 (a)	$8.59	(a)
Class P: Net Assets	$136,542	$3,178,455	$154,671
Shares Issued and Outstanding	5,074	223,413	16,484
Net Asset Value per share	$26.91	$14.23	$9.38
Institutional: Net Assets	$4,332,576	$3,320,523	$2,453,281
Shares Issued and Outstanding	160,830	233,178	261,191
Net Asset Value per share	$26.94	$14.24	$9.39
R-1: Net Assets	$3,457	N/A	N/A
Shares Issued and Outstanding	129
Net Asset Value per share	$26.80
R-2: Net Assets	$6,295	N/A	N/A
Shares Issued and Outstanding	234
Net Asset Value per share	$26.89
R-3: Net Assets	$73,299	N/A	N/A
Shares Issued and Outstanding	2,733
Net Asset Value per share	$26.82
R-4: Net Assets	$57,966	N/A	N/A
Shares Issued and Outstanding	2,157
Net Asset Value per share	$26.87
R-5: Net Assets	$173,581	N/A	N/A
Shares Issued and Outstanding	6,450
Net Asset Value per share	$26.91
R-6: Net Assets	N/A	N/A	$18
Shares Issued and Outstanding			2
Net Asset Value per share			$9.39

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	Government & High
Amounts in thousands, except per share amounts	Quality Bond Fund		High Yield Fund	High Yield Fund I
Investment in securities--at cost	$1,572,881		$3,902,288	$1,013,257
Foreign currency--at cost	$–		$2,810	$–
Assets
Investment in securities--at value	$1,589,665		$3,886,312	$1,009,536
Foreign currency--at value	–		2,962	–
Cash	–		61	25
Deposits with counterparty	–		4,290	–
Receivables:
Dividends and interest	7,601		61,701	16,048
Expense reimbursement from Manager	5		–	–
Expense reimbursement from Distributor	26		–	–
Fund shares sold	4,164		24,327	5,137
Investment securities sold	14,812		12,048	16,402
Variation margin on financial derivative instruments	–		38	–
Other assets	19		–	–
Total Assets	1,616,292		3,991,739	1,047,148
Liabilities
Accrued management and investment advisory fees	641		1,634	722
Accrued administrative service fees	3		–	–
Accrued distribution fees	144		626	11
Accrued service fees	12		–	–
Accrued transfer agent fees	119		1,383	25
Accrued directors' expenses	–		1	2
Accrued other expenses	65		189	5
Cash overdraft	1,205		–	–
Payables:
Dividends payable	3,511		17,488	6,215
Foreign currency contracts	–		1,229	–
Fund shares redeemed	645		8,545	714
Investment securities purchased	47,717		43,067	9,544
Variation margin on financial derivative instruments	–		191	–
Total Liabilities	54,062		74,353	17,238
Net Assets Applicable to Outstanding Shares	$1,562,230		$3,917,386	$1,029,910
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,606,763		$3,955,558	$1,038,054
Accumulated undistributed (overdistributed) net investment income (loss)	(5,677)		(11,974)	304
Accumulated undistributed (overdistributed) net realized gain (loss)	(55,640)		(12,009)	(4,727)
Net unrealized appreciation (depreciation) of investments	16,784		(13,100)	(3,721)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1,089)	–
Total Net Assets	$1,562,230		$3,917,386	$1,029,910
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000		1,700,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$305,350		$1,174,773	$54,153
Shares Issued and Outstanding	27,530		155,575	5,255
Net Asset Value per share	$11.09		$7.55	$10.31
Maximum Offering Price	$11.35		$7.84	$10.71
Class C: Net Assets	$57,403		$461,024	N/A
Shares Issued and Outstanding	5,181		60,504
Net Asset Value per share	$11.08	(a)	$7.62 (a)
Class J: Net Assets	$132,484		N/A	N/A
Shares Issued and Outstanding	11,930
Net Asset Value per share	$11.11	(a)
Class P: Net Assets	$7,676		$786,069	N/A
Shares Issued and Outstanding	690		104,066
Net Asset Value per share	$11.12		$7.55
Institutional: Net Assets	$1,003,855		$1,495,520	$975,757
Shares Issued and Outstanding	90,475		199,225	94,779
Net Asset Value per share	$11.10		$7.51	$10.30
R-1: Net Assets	$2,715		N/A	N/A
Shares Issued and Outstanding	245
Net Asset Value per share	$11.10
R-2: Net Assets	$4,564		N/A	N/A
Shares Issued and Outstanding	411
Net Asset Value per share	$11.10
R-3: Net Assets	$16,484		N/A	N/A
Shares Issued and Outstanding	1,485
Net Asset Value per share	$11.10
R-4: Net Assets	$10,690		N/A	N/A
Shares Issued and Outstanding	963
Net Asset Value per share	$11.10
R-5: Net Assets	$21,009		N/A	N/A
Shares Issued and Outstanding	1,891
Net Asset Value per share	$11.11

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

				International
			Inflation	Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund	Markets Fund
Investment in securities--at cost	$3,040,242		$1,591,691	$1,541,423
Foreign currency--at cost	$–		$93,703	$300
Assets
Investment in securities--at value	$3,154,150		$1,607,213	$1,713,655
Foreign currency--at value	–		94,919	299
Cash	–		344	–
Deposits with counterparty	–		1,030	–
Receivables:
Dividends and interest	26,474		2,996	1,603
Expense reimbursement from Manager	1		–	5
Expense reimbursement from Distributor	1		–	1
Foreign currency contracts	–		740	–
Foreign tax refund	–		–	64
Fund shares sold	9,857		328	665
Investment securities sold	–		253	38,430
Variation margin on financial derivative instruments	–		561	–
Prepaid directors' expenses	1		–	–
Total Assets	3,190,484		1,708,384	1,754,722
Liabilities
Accrued management and investment advisory fees	1,230		473	1,718
Accrued administrative service fees	7		1	3
Accrued distribution fees	146		11	60
Accrued service fees	26		3	13
Accrued transfer agent fees	89		19	157
Accrued directors' expenses	–		–	2
Accrued other expenses	57		26	97
Cash overdraft	–		–	22,324
Payables:
Borrowing	–		–	4,105
Deferred foreign tax	–		–	2,623
Dividends payable	8,453		–	–
Foreign currency contracts	–		3,700	–
Fund shares redeemed	1,063		413	447
Investment securities purchased	42,829		146,585	7,246
Options and swaptions contracts written (premiums received $0, $1,919 and $0)	–		1,862	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		137	–
Variation margin on financial derivative instruments	–		258	–
Total Liabilities	53,900		153,488	38,795
Net Assets Applicable to Outstanding Shares	$3,136,584		$1,554,896	$1,715,927
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,071,048		$1,569,127	$1,634,401
Accumulated undistributed (overdistributed) net investment income (loss)	(13,096)		(16,080)	(3,500)
Accumulated undistributed (overdistributed) net realized gain (loss)	(35,276)		(10,503)	(84,640)
Net unrealized appreciation (depreciation) of investments	113,908		14,095	169,673
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1,743)	(7)
Total Net Assets	$3,136,584		$1,554,896	$1,715,927
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		900,000	900,000
Net Asset Value Per Share:
Class A: Net Assets	$275,073		$22,389	$98,051
Shares Issued and Outstanding	28,180		2,605	3,829
Net Asset Value per share	$9.76		$8.59	$25.61
Maximum Offering Price	$9.98		$8.92	$27.10
Class C: Net Assets	$68,305		$3,904	$11,074
Shares Issued and Outstanding	6,960		470	449
Net Asset Value per share	$9.81	(a)	$8.31 (a)	$24.64 (a)
Class J: Net Assets	$95,494		$8,143	$127,423
Shares Issued and Outstanding	9,762		966	5,162
Net Asset Value per share	$9.78	(a)	$8.43 (a)	$24.68 (a)
Class P: Net Assets	$29,794		N/A	$1,726
Shares Issued and Outstanding	3,045			68
Net Asset Value per share	$9.78			$25.38
Institutional: Net Assets	$2,540,488		$1,508,080	$1,412,752
Shares Issued and Outstanding	259,569		174,550	55,638
Net Asset Value per share	$9.79		$8.64	$25.39
R-1: Net Assets	$14,189		$670	$3,549
Shares Issued and Outstanding	1,449		81	141
Net Asset Value per share	$9.79		$8.32	$25.30
R-2: Net Assets	$2,637		$530	$5,213
Shares Issued and Outstanding	269		63	207
Net Asset Value per share	$9.80		$8.35	$25.14
R-3: Net Assets	$33,419		$5,269	$13,374
Shares Issued and Outstanding	3,409		626	529
Net Asset Value per share	$9.80		$8.42	$25.29
R-4: Net Assets	$26,281		$1,906	$13,685
Shares Issued and Outstanding	2,682		225	539
Net Asset Value per share	$9.80		$8.49	$25.39
R-5: Net Assets	$50,894		$4,005	$29,080
Shares Issued and Outstanding	5,203		469	1,143
Net Asset Value per share	$9.78		$8.54	$25.44
R-6: Net Assets	$10		N/A	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$9.78

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		LargeCap		LargeCap
Amounts in thousands, except per share amounts	International Fund I	Growth Fund		Growth Fund I
Investment in securities--at cost	$313,809	$2,413,307		$5,261,818
Foreign currency--at cost	$324	$–		$–
Assets
Investment in securities--at value	$369,905	$3,207,404		$6,998,001
Foreign currency--at value	332	–		–
Deposits with counterparty	751	–		9,304
Receivables:
Dividends and interest	2,635	1,037		2,687
Expense reimbursement from Manager	3	–		99
Expense reimbursement from Distributor	–	1		1
Fund shares sold	425	1,880		17,756
Investment securities sold	–	125,426		50,444
Other assets	–	12		1
Prepaid directors' expenses	–	–		3
Total Assets	374,051	3,335,760		7,078,296
Liabilities
Accrued management and investment advisory fees	285	1,720		3,649
Accrued administrative service fees	2	4		20
Accrued distribution fees	4	118		72
Accrued service fees	6	25		127
Accrued transfer agent fees	33	419		245
Accrued custodian fees	59	–		–
Accrued directors' expenses	1	–		–
Accrued other expenses	25	76		17
Payables:
Fund shares redeemed	535	1,344		2,455
Investment securities purchased	–	54,617		37,140
Variation margin on financial derivative instruments	203	–		1,992
Total Liabilities	1,153	58,323		45,717
Net Assets Applicable to Outstanding Shares	$372,898	$3,277,437		$7,032,579
Net Assets Consist of:
Capital shares and additional paid-in-capital	$621,201	$2,278,900		$4,521,781
Accumulated undistributed (overdistributed) net investment income (loss)	276	969		(3,016)
Accumulated undistributed (overdistributed) net realized gain (loss)	(304,814)	203,471		779,898
Net unrealized appreciation (depreciation) of investments	56,320	794,097		1,733,916
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(85)	–		–
Total Net Assets	$372,898	$3,277,437		$7,032,579
Capital Stock (par value: $.01 per share):
Shares authorized	700,000	1,335,000		1,170,000
Net Asset Value Per Share:
Class A: Net Assets	$2,846	$382,624		$9,585
Shares Issued and Outstanding	196	35,638		744
Net Asset Value per share	$14.52	$10.74		$12.88
Maximum Offering Price	$15.37	$11.37		$13.63
Class C: Net Assets	N/A	$17,427		N/A
Shares Issued and Outstanding		1,759
NetAssetValue per share		$9.91	(a)
Class J: Net Assets	N/A	$67,700		$110,808
Shares Issued and Outstanding		6,658		9,793
Net AssetValue per share		$10.17	(a)	$11.32	(a)
Class P: Net Assets	$2,503	$11,449		$772
Shares Issued and Outstanding	172	1,033		59
Net Asset Value per share	$14.54	$11.08		$13.00
Institutional: Net Assets	$340,214	$2,677,997		$6,301,817
Shares Issued and Outstanding	23,368	240,444		484,104
Net Asset Value per share	$14.56	$11.14		$13.02
R-1: Net Assets	$4,416	$6,022		$8,554
Shares Issued and Outstanding	304	582		722
Net Asset Value per share	$14.51	$10.34		$11.85
R-2: Net Assets	$2,959	$5,046		$16,377
Shares Issued and Outstanding	203	481		1,412
Net Asset Value per share	$14.55	$10.50		$11.60
R-3: Net Assets	$5,145	$19,014		$151,491
Shares Issued and Outstanding	354	1,668		12,346
Net Asset Value per share	$14.53	$11.40		$12.27
R-4: Net Assets	$4,225	$16,258		$98,952
Shares Issued and Outstanding	291	1,434		7,995
Net Asset Value per share	$14.53	$11.34		$12.38
R-5: Net Assets	$10,590	$73,900		$334,213
Shares Issued and Outstanding	729	6,586		26,330
Net Asset Value per share	$14.53	$11.22		$12.69
R-6: Net Assets	N/A	N/A		$10
Shares Issued and Outstanding				1
Net Asset Value per share				$13.02

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	LargeCap		LargeCap S&P 500		LargeCap
Amounts in thousands, except per share amounts	Growth Fund II		Index Fund		Value Fund
Investment in securities--at cost	$635,148		$3,162,650		$2,652,081
Assets
Investment in securities--at value	$682,427		$4,868,665		$2,917,287
Cash	–		–		3
Deposits with counterparty	1,000		–		–
Receivables:
Dividends and interest	447		4,083		1,137
Expense reimbursement from Manager	25		–		2
Expense reimbursement from Distributor	–		4		1
Fund shares sold	20		1,941		866
Investment securities sold	1,875		–		26,293
Other assets	–		3		28
Prepaid directors' expenses	–		2		–
Total Assets	685,794		4,874,698		2,945,617
Liabilities
Accrued management and investment advisory fees	506		569		1,049
Accrued administrative service fees	1		33		1
Accrued distribution fees	10		250		67
Accrued service fees	4		192		4
Accrued transfer agent fees	7		210		149
Accrued directors' expenses	2		–		2
Accrued other expenses	6		71		56
Payables:
Fund shares redeemed	901		4,988		597
Investment securities purchased	2,040		443		28,366
Variation margin on financial derivative instruments	172		1,715		–
Total Liabilities	3,649		8,471		30,291
Net Assets Applicable to Outstanding Shares	$682,145		$4,866,227		$2,915,326
Net Assets Consist of:
Capital shares and additional paid-in-capital	$471,081		$3,153,980		$2,410,941
Accumulated undistributed (overdistributed) net investment income (loss)	973		20,195		15,224
Accumulated undistributed (overdistributed) net realized gain (loss)	162,772		(14,537)		223,955
Net unrealized appreciation (depreciation) of investments	47,319		1,706,589		265,206
Total Net Assets	$682,145		$4,866,227		$2,915,326
Capital Stock (par value: $.01 per share):
Shares authorized	540,000		950,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$262,825		$209,003
Shares Issued and Outstanding			17,861		16,381
Net Asset Value per share			$14.72		$12.76
Maximum Offering Price			$14.94		$13.50
Class C: Net Assets	N/A		$33,362		$7,936
Shares Issued and Outstanding			2,305		636
Net Asset Value per share			$14.47	(a)	$12.47	(a)
Class J: Net Assets	$35,187		$528,190		$72,780
Shares Issued and Outstanding	4,654		36,239		5,805
Net Asset Value per share	$7.56	(a)	$14.58	(a)	$12.54	(a)
Class P: Net Assets	N/A		N/A		$185
Shares Issued and Outstanding					15
Net Asset Value per share					$12.72
Institutional: Net Assets	$626,351		$3,117,406		$2,606,206
Shares Issued and Outstanding	70,743		212,049		204,670
Net Asset Value per share	$8.85		$14.70		$12.73
R-1: Net Assets	$1,313		$20,832		$1,517
Shares Issued and Outstanding	159		1,421		120
Net Asset Value per share	$8.24		$14.66		$12.64
R-2: Net Assets	$1,825		$36,102		$2,692
Shares Issued and Outstanding	231		2,447		212
Net Asset Value per share	$7.89		$14.75		$12.67
R-3: Net Assets	$7,957		$226,878		$4,247
Shares Issued and Outstanding	977		15,416		336
Net Asset Value per share	$8.14		$14.72		$12.65
R-4: Net Assets	$2,106		$227,093		$2,585
Shares Issued and Outstanding	250		15,390		204
Net Asset Value per share	$8.44		$14.76		$12.63
R-5: Net Assets	$7,406		$413,539		$8,175
Shares Issued and Outstanding	866		27,809		641
Net Asset Value per share	$8.55		$14.87		$12.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		LargeCap				MidCap
Amounts in thousands, except per share amounts		Value Fund III		MidCap Fund		Growth Fund
Investment in securities--at cost		$1,769,704		$7,789,165		$98,543
Assets
Investment in securities--at value		$1,955,196		$10,794,450		$109,789
Cash		1		–		–
Deposits with counterparty		3,300		–		–
Receivables:
Dividends and interest		2,584		5,093		40
Expense reimbursement from Manager		21		–		–
Expense reimbursement from Distributor		1		2		–
Fund shares sold		408		35,242		574
Investment securities sold		59		9,714		4,165
Other assets		–		6		–
Prepaid directors' expenses		1		2		–
	Total Assets	1,961,571		10,844,509		114,568
Liabilities
Accrued management and investment advisory fees		1,370		5,227		60
Accrued administrative service fees		3		34		2
Accrued distribution fees		22		864		14
Accrued service fees		9		150		7
Accrued transfer agent fees		20		1,051		18
Accrued directors' expenses		–		–		1
Accrued other expenses		54		432		9
Cash overdraft		–		23		–
Payables:
Fund shares redeemed		1,267		17,744		233
Investment securities purchased		2,876		28,105		2,585
Variation margin on financial derivative instruments		680		–		–
	Total Liabilities	6,301		53,630		2,929
Net Assets Applicable to Outstanding Shares		$1,955,270		$10,790,879		$111,639
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,646,191		$7,581,753		$95,222
Accumulated undistributed (overdistributed) net investment income (loss)		10,692		15,192		(137)
Accumulated undistributed (overdistributed) net realized gain (loss)		113,788		188,649		5,308
Net unrealized appreciation (depreciation) of investments		184,599		3,005,285		11,246
	Total Net Assets	$1,955,270		$10,790,879		$111,639
Capital Stock (par value: $.01 per share):
Shares authorized		520,000		1,675,000		325,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		$2,024,981		N/A
Shares Issued and Outstanding				88,767
Net Asset Value per share				$22.81
Maximum Offering Price				$24.14
Class C: Net Assets		N/A		$367,121		N/A
Shares Issued and Outstanding				17,179
Net Asset Value per share				$21.37	(a)
Class J: Net Assets		$77,407		$299,592		$53,578
Shares Issued and Outstanding		4,896		13,617		9,168
Net Asset Value per share		$15.81	(a)	$22.00	(a)	$5.84	(a)
Class P: Net Assets		N/A		$2,219,540		N/A
Shares Issued and Outstanding				96,146
Net Asset Value per share				$23.09
Institutional: Net Assets		$1,834,709		$5,165,473		$25,727
Shares Issued and Outstanding		114,738		223,186		3,557
Net Asset Value per share		$15.99		$23.14		$7.23
R-1: Net Assets		$5,035		$47,376		$1,446
Shares Issued and Outstanding		316		2,183		236
Net Asset Value per share		$15.95		$21.70		$6.13
R-2: Net Assets		$5,494		$41,669		$2,697
Shares Issued and Outstanding		345		1,902		412
Net Asset Value per share		$15.92		$21.91		$6.55
R-3: Net Assets		$13,884		$165,062		$6,029
Shares Issued and Outstanding		839		7,343		873
Net Asset Value per share		$16.54		$22.48		$6.91
R-4: Net Assets		$7,138		$176,595		$5,609
Shares Issued and Outstanding		447		7,638		776
Net Asset Value per share		$15.98		$23.12		$7.23
R-5: Net Assets		$11,603		$283,470		$16,553
Shares Issued and Outstanding		721		12,360		2,215
Net Asset Value per share		$16.08		$22.93		$7.47

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	MidCap		MidCap S&P 400		MidCap
Amounts in thousands, except per share amounts	Growth Fund III		Index Fund		Value Fund I
Investment in securities--at cost	$1,322,913		$890,940		$1,822,265
Assets
Investment in securities--at value	$1,495,622		$1,180,294		$1,990,472
Deposits with counterparty	3,700		1,460		2,700
Receivables:
Dividends and interest	427		503		751
Expense reimbursement from Manager	28		–		100
Expense reimbursement from Distributor	–		1		1
Fund shares sold	330		791		518
Investment securities sold	24,569		–		14,529
Prepaid directors' expenses	–		–		1
Prepaid expenses	–		2		–
Total Assets	1,524,676		1,183,051		2,009,072
Liabilities
Accrued management and investment advisory fees	1,204		148		1,624
Accrued administrative service fees	3		20		7
Accrued distribution fees	14		66		31
Accrued service fees	10		105		35
Accrued transfer agent fees	7		43		47
Accrued other expenses	17		–		28
Cash overdraft	83		5		10
Payables:
Fund shares redeemed	1,873		1,949		2,536
Investment securities purchased	23,741		–		16,947
Variation margin on financial derivative instruments	946		356		525
Total Liabilities	27,898		2,692		21,790
Net Assets Applicable to Outstanding Shares	$1,496,778		$1,180,359		$1,987,282
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,276,084		$840,669		$1,713,728
Accumulated undistributed (overdistributed) net investment income (loss)	(1,703)		3,081		1,112
Accumulated undistributed (overdistributed) net realized gain (loss)	50,840		47,838		105,224
Net unrealized appreciation (depreciation) of investments	171,557		288,771		167,218
Total Net Assets	$1,496,778		$1,180,359		$1,987,282
Capital Stock (par value: $.01 per share):
Shares authorized	625,000		425,000		525,000
Net Asset Value Per Share:
Class J: Net Assets	$37,895		$97,341		$80,241
Shares Issued and Outstanding	4,112		4,951		5,379
Net Asset Value per share	$9.22	(a)	$19.66	(a)	$14.92	(a)
Institutional: Net Assets	$1,412,798		$583,075		$1,741,405
Shares Issued and Outstanding	130,847		29,002		115,670
Net Asset Value per share	$10.80		$20.10		$15.05
R-1: Net Assets	$3,173		$20,708		$6,554
Shares Issued and Outstanding	338		1,039		450
Net Asset Value per share	$9.40		$19.92		$14.55
R-2: Net Assets	$4,973		$19,544		$11,062
Shares Issued and Outstanding	512		956		755
Net Asset Value per share	$9.72		$20.44		$14.64
R-3: Net Assets	$10,775		$116,683		$33,856
Shares Issued and Outstanding	1,038		5,725		2,280
Net Asset Value per share	$10.38		$20.38		$14.85
R-4: Net Assets	$13,306		$125,948		$32,885
Shares Issued and Outstanding	1,258		6,167		2,209
Net Asset Value per share	$10.58		$20.42		$14.89
R-5: Net Assets	$13,858		$217,060		$81,279
Shares Issued and Outstanding	1,267		10,553		5,433
Net Asset Value per share	$10.94		$20.57		$14.96

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2015 (unaudited)

		MidCap		Money
Amounts in thousands, except per share amounts		Value Fund III		Market Fund		Overseas Fund
Investment in securities--at cost		$908,690		$936,339		$2,582,107
Foreign currency--at cost		$–		$–		$196
Assets
Investment in securities--at value		$1,044,550		$936,339		$2,852,055
Foreign currency--at value		–		–		196
Cash		–		15		–
Deposits with counterparty		2,100		–		4,902
Receivables:
Dividends and interest		767		51		18,131
Expense reimbursement from Manager		15		311		70
Expense reimbursement from Distributor		1		14		–
Fund shares sold		605		746		904
Investment securities sold		–		–		9,658
Other assets		–		26		–
	Total Assets	1,048,038		937,502		2,885,916
Liabilities
Accrued management and investment advisory fees		546		305		2,473
Accrued administrative service fees		2		–		–
Accrued distribution fees		30		60		–
Accrued service fees		13		–		–
Accrued transfer agent fees		30		244		29
Accrued directors' expenses		1		1		–
Accrued other expenses		20		78		24
Cash overdraft		–		–		192
Payables:
Fund shares redeemed		831		3,495		670
Investment securities purchased		152		–		937
Variation margin on financial derivative instruments		418		–		1,443
	Total Liabilities	2,043		4,183		5,768
Net Assets Applicable to Outstanding Shares		$1,045,995		$933,319		$2,880,148
Net Assets Consist of:
Capital shares and additional paid-in-capital		$876,598		$974,559		$2,575,481
Accumulated undistributed (overdistributed) net investment income (loss)		3,407		–		5,650
Accumulated undistributed (overdistributed) net realized gain (loss)		30,284		(41,240)		28,480
Net unrealized appreciation (depreciation) of investments		135,706		–		271,030
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		–		–		(493)
	Total Net Assets	$1,045,995		$933,319		$2,880,148
Capital Stock (par value: $.01 per share):
Shares authorized		550,000		8,400,000		600,000
Net Asset Value Per Share:
Class A: Net Assets		$7,762		$430,538		N/A
Shares Issued and Outstanding		395		430,437
Net Asset Value per share		$19.63		$1.00
Maximum Offering Price		$20.77		$1.00
Class C: Net Assets		N/A		$14,012		N/A
Shares Issued and Outstanding				14,009
Net Asset Value per share				$1.00	(a)
Class J: Net Assets		$113,339		$234,394		N/A
Shares Issued and Outstanding		6,078		234,339
Net Asset Value per share		$18.65	(a)	$1.00	(a)
Class P: Net Assets		$79		N/A		N/A
Shares Issued and Outstanding		4
Net Asset Value per share		$19.72
Institutional: Net Assets		$863,500		$254,375		$2,878,779
Shares Issued and Outstanding		43,748		254,314		259,576
Net Asset Value per share		$19.74		$1.00		$11.09
R-1: Net Assets		$1,105		N/A		$13
Shares Issued and Outstanding		59				1
Net Asset Value per share		$18.76				$11.03
R-2: Net Assets		$1,915		N/A		$13
Shares Issued and Outstanding		101				1
Net Asset Value per share		$18.89				$11.04
R-3: Net Assets		$13,805		N/A		$271
Shares Issued and Outstanding		736				25
Net Asset Value per share		$18.76				$11.02
R-4: Net Assets		$15,877		N/A		$500
Shares Issued and Outstanding		855				45
Net Asset Value per share		$18.58				$11.05
R-5: Net Assets		$28,603		N/A		$572
Shares Issued and Outstanding		1,526				52
Net Asset Value per share		$18.75				$11.05
R-6: Net Assets		$10		N/A		N/A
Shares Issued and Outstanding		1
Net Asset Value per share		$19.74

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	Principal Capital		Principal		Principal
Amounts in thousands, except per share amounts	Appreciation Fund		LifeTime 2010 Fund		LifeTime 2015 Fund
Investment in securities--at cost	$1,756,152		$–		$–
Investment in affiliated Funds--at cost	$–		$1,382,598		$762,335
Assets
Investment in securities--at value	$2,996,212		$–		$–
Investment in affiliated Funds--at value	–		1,523,450		895,181
Cash	136		–		–
Receivables:
Dividends and interest	2,425		1,327		681
Expense reimbursement from Distributor	–		2		–
Fund shares sold	667		391		289
Investment securities sold	46,451		390		15
Other assets	5		–		–
Prepaid directors' expenses	1		–		–
Prepaid transfer agent fees	–		–		2
Prepaid expenses	–		–		1
Total Assets	3,045,897		1,525,560		896,169
Liabilities
Accrued management and investment advisory fees	963		38		22
Accrued administrative service fees	3		12		13
Accrued distribution fees	225		88		31
Accrued service fees	18		52		54
Accrued transfer agent fees	179		24		–
Accrued directors' expenses	–		1		1
Accrued other expenses	99		16		–
Payables:
Fund shares redeemed	4,732		781		304
Investment securities purchased	2,414		1,327		681
Total Liabilities	8,633		2,339		1,106
Net Assets Applicable to Outstanding Shares	$3,037,264		$1,523,221		$895,063
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,734,733		$1,335,986		$688,592
Accumulated undistributed (overdistributed) net investment income (loss)	10,677		5,028		2,395
Accumulated undistributed (overdistributed) net realized gain (loss)	51,794		41,355		71,230
Net unrealized appreciation (depreciation) of investments	1,240,060		140,852		132,846
Total Net Assets	$3,037,264		$1,523,221		$895,063
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$955,262		$43,483		N/A
Shares Issued and Outstanding	16,191		3,128
Net Asset Value per share	$59.00		$13.90
Maximum Offering Price	$62.43		$14.44
Class C: Net Assets	$47,280		N/A		N/A
Shares Issued and Outstanding	971
Net Asset Value per share	$48.70	(a)
Class J: Net Assets	N/A		$259,576		N/A
Shares Issued and Outstanding			18,841
Net Asset Value per share			$13.78	(a)
Class P: Net Assets	$27,808		N/A		N/A
Shares Issued and Outstanding	466
Net Asset Value per share	$59.67
Institutional: Net Assets	$1,879,227		$968,047		$626,469
Shares Issued and Outstanding	31,408		70,015		56,784
Net Asset Value per share	$59.83		$13.83		$11.03
R-1: Net Assets	$4,263		$13,912		$13,158
Shares Issued and Outstanding	72		1,011		1,220
Net Asset Value per share	$59.03		$13.76		$10.79
R-2: Net Assets	$4,269		$13,884		$12,983
Shares Issued and Outstanding	72		1,009		1,199
Net Asset Value per share	$59.13		$13.76		$10.83
R-3: Net Assets	$38,586		$70,021		$91,167
Shares Issued and Outstanding	654		5,105		8,418
Net Asset Value per share	$59.02		$13.72		$10.83
R-4: Net Assets	$26,767		$47,272		$61,194
Shares Issued and Outstanding	451		3,438		5,619
Net Asset Value per share	$59.39		$13.75		$10.89
R-5: Net Assets	$53,802		$107,026		$90,092
Shares Issued and Outstanding	904		7,774		8,256
Net Asset Value per share	$59.55		$13.77		$10.91

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	Principal		Principal	Principal
Amounts in thousands, except per share amounts	LifeTime 2020 Fund		LifeTime 2025 Fund	LifeTime 2030 Fund
Investment in affiliated Funds--at cost	$5,901,482		$1,351,837	$6,084,454
Assets
Investment in affiliated Funds--at value	$6,601,161		$1,564,010	$6,919,781
Receivables:
Dividends and interest	4,243		793	2,787
Expense reimbursement from Manager	1		–	3
Expense reimbursement from Distributor	7		–	9
Fund shares sold	1,211		1,530	1,662
Investment securities sold	1,750		–	1,949
Prepaid directors' expenses	2		–	3
Prepaid transfer agent fees	–		3	–
Prepaid expenses	–		5	–
Total Assets	6,608,375		1,566,341	6,926,194
Liabilities
Accrued management and investment advisory fees	163		40	172
Accrued administrative service fees	50		21	47
Accrued distribution fees	329		53	349
Accrued service fees	235		92	221
Accrued transfer agent fees	108		–	121
Accrued directors' expenses	–		1	–
Accrued other expenses	17		–	34
Payables:
Fund shares redeemed	2,960		158	3,609
Investment securities purchased	4,243		2,161	2,787
Total Liabilities	8,105		2,526	7,340
Net Assets Applicable to Outstanding Shares	$6,600,270		$1,563,815	$6,918,854
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,464,670		$1,231,821	$5,584,566
Accumulated undistributed (overdistributed) net investment income (loss)	15,154		3,234	11,119
Accumulated undistributed (overdistributed) net realized gain (loss)	420,767		116,587	487,842
Net unrealized appreciation (depreciation) of investments	699,679		212,173	835,327
Total Net Assets	$6,600,270		$1,563,815	$6,918,854
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		400,000	1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$139,542		N/A	$128,131
Shares Issued and Outstanding	9,531			8,617
Net Asset Value per share	$14.64			$14.87
Maximum Offering Price	$15.49			$15.74
Class J: Net Assets	$915,687		N/A	$1,066,323
Shares Issued and Outstanding	63,174			72,085
Net Asset Value per share	$14.49	(a)		$14.79	(a)
Institutional: Net Assets	$4,407,020		$1,113,444	$4,649,120
Shares Issued and Outstanding	302,643		96,907	313,488
Net Asset Value per share	$14.56		$11.49	$14.83
R-1: Net Assets	$52,408		$18,812	$47,125
Shares Issued and Outstanding	3,621		1,668	3,199
Net Asset Value per share	$14.47		$11.28	$14.73
R-2: Net Assets	$68,373		$20,646	$67,847
Shares Issued and Outstanding	4,734		1,827	4,600
Net Asset Value per share	$14.44		$11.30	$14.75
R-3: Net Assets	$300,312		$169,222	$269,499
Shares Issued and Outstanding	20,803		14,963	18,243
Net Asset Value per share	$14.44		$11.31	$14.77
R-4: Net Assets	$224,321		$89,926	$209,764
Shares Issued and Outstanding	15,510		7,895	13,806
Net Asset Value per share	$14.46		$11.39	$15.19
R-5: Net Assets	$492,607		$151,765	$481,045
Shares Issued and Outstanding	33,984		13,282	32,475
Net Asset Value per share	$14.50		$11.43	$14.81

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	Principal	Principal		Principal
Amounts in thousands, except per share amounts	LifeTime 2035 Fund	LifeTime 2040 Fund		LifeTime 2045 Fund
Investment in affiliated Funds--at cost	$979,249	$3,774,826		$611,631
Assets
Investment in affiliated Funds--at value	$1,177,470	$4,503,073		$723,746
Receivables:
Dividends and interest	343	1,082		131
Expense reimbursement from Manager	–	5		–
Expense reimbursement from Distributor	–	5		–
Fund shares sold	2,245	980		1,159
Investment securities sold	–	1,962		–
Prepaid directors' expenses	–	2		–
Prepaid transfer agent fees	3	–		2
Prepaid expenses	5	–		2
Total Assets	1,180,066	4,507,109		725,040
Liabilities
Accrued management and investment advisory fees	29	111		18
Accrued administrative service fees	15	31		9
Accrued distribution fees	36	212		21
Accrued service fees	67	146		44
Accrued transfer agent fees	–	106		–
Accrued other expenses	–	33		–
Payables:
Fund shares redeemed	3	2,937		48
Investment securities purchased	2,583	1,082		1,239
Total Liabilities	2,733	4,658		1,379
Net Assets Applicable to Outstanding Shares	$1,177,333	$4,502,451		$723,661
Net Assets Consist of:
Capital shares and additional paid-in-capital	$919,844	$3,552,495		$579,486
Accumulated undistributed (overdistributed) net investment income (loss)	1,280	3,592		435
Accumulated undistributed (overdistributed) net realized gain (loss)	57,988	218,117		31,625
Net unrealized appreciation (depreciation) of investments	198,221	728,247		112,115
Total Net Assets	$1,177,333	$4,502,451		$723,661
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	1,050,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$90,945		N/A
Shares Issued and Outstanding		6,027
Net Asset Value per share		$15.09
Maximum Offering Price		$15.97
Class J: Net Assets	N/A	$614,055		N/A
Shares Issued and Outstanding		40,384
Net Asset Value per share		$15.21	(a)
Institutional: Net Assets	$851,081	$3,087,953		$509,498
Shares Issued and Outstanding	72,014	201,627		42,169
Net Asset Value per share	$11.82	$15.32		$12.08
R-1: Net Assets	$13,119	$32,728		$8,767
Shares Issued and Outstanding	1,127	2,156		744
Net Asset Value per share	$11.64	$15.18		$11.78
R-2: Net Assets	$14,761	$44,774		$11,955
Shares Issued and Outstanding	1,270	2,950		1,015
Net Asset Value per share	$11.62	$15.18		$11.78
R-3: Net Assets	$113,397	$166,968		$62,410
Shares Issued and Outstanding	9,716	11,019		5,265
Net Asset Value per share	$11.67	$15.15		$11.85
R-4: Net Assets	$68,934	$140,744		$35,709
Shares Issued and Outstanding	5,876	9,277		2,995
Net Asset Value per share	$11.73	$15.17		$11.92
R-5: Net Assets	$116,041	$324,284		$95,322
Shares Issued and Outstanding	9,862	21,265		7,985
Net Asset Value per share	$11.77	$15.25		$11.94

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	Principal		Principal	Principal
Amounts in thousands, except per share amounts	LifeTime 2050 Fund		LifeTime 2055 Fund	LifeTime 2060 Fund
Investment in affiliated Funds--at cost	$1,914,087		$174,495	$79,290
Assets
Investment in affiliated Funds--at value	$2,275,320		$195,861	$80,031
Receivables:
Dividends and interest	351		24	10
Expense reimbursement from Manager	5		–	2
Expense reimbursement from Distributor	1		–	–
Fund shares sold	470		484	383
Investment securities sold	1,274		–	–
Prepaid directors' expenses	1		–	–
Prepaid transfer agent fees	–		1	–
Total Assets	2,277,422		196,370	80,426
Liabilities
Accrued management and investment advisory fees	56		5	2
Accrued administrative service fees	16		2	1
Accrued distribution fees	84		5	2
Accrued service fees	78		11	2
Accrued transfer agent fees	59		–	–
Accrued directors' expenses	–		1	1
Accrued other expenses	22		–	1
Payables:
Fund shares redeemed	1,736		–	224
Investment securities purchased	351		506	169
Total Liabilities	2,402		530	402
Net Assets Applicable to Outstanding Shares	$2,275,020		$195,840	$80,024
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,814,151		$167,559	$77,191
Accumulated undistributed (overdistributed) net investment income (loss)	1,115		66	33
Accumulated undistributed (overdistributed) net realized gain (loss)	98,521		6,849	2,059
Net unrealized appreciation (depreciation) of investments	361,233		21,366	741
Total Net Assets	$2,275,020		$195,840	$80,024
Capital Stock (par value: $.01 per share):
Shares authorized	825,000		400,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$67,523		N/A	N/A
Shares Issued and Outstanding	4,519
Net Asset Value per share	$14.94
Maximum Offering Price	$15.81
Class J: Net Assets	$179,619		N/A	$3,124
Shares Issued and Outstanding	12,365			249
Net Asset Value per share	$14.53	(a)		$12.56	(a)
Institutional: Net Assets	$1,649,276		$143,234	$65,359
Shares Issued and Outstanding	110,870		11,581	5,184
Net Asset Value per share	$14.88		$12.37	$12.61
R-1: Net Assets	$18,822		$2,094	$380
Shares Issued and Outstanding	1,277		174	31
Net Asset Value per share	$14.74		$12.03	$12.42
R-2: Net Assets	$25,663		$2,083	$448
Shares Issued and Outstanding	1,743		173	36
Net Asset Value per share	$14.72		$12.06	$12.45
R-3: Net Assets	$79,749		$13,853	$2,935
Shares Issued and Outstanding	5,410		1,142	234
Net Asset Value per share	$14.74		$12.13	$12.53
R-4: Net Assets	$63,420		$10,574	$2,303
Shares Issued and Outstanding	4,285		867	184
Net Asset Value per share	$14.80		$12.20	$12.53
R-5: Net Assets	$190,948		$24,002	$5,475
Shares Issued and Outstanding	12,886		1,962	436
Net Asset Value per share	$14.82		$12.23	$12.55

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2015 Fund	Hybrid 2020 Fund	Hybrid 2025 Fund
Investment in affiliated Funds--at cost		$11	$11	$11
Assets
Investment in affiliated Funds--at value		$11	$11	$11
Receivables:
Expense reimbursement from Manager		20	20	20
	Total Assets	31	31	31
Liabilities
Accrued directors' expenses		1	1	1
Accrued professional fees		13	13	13
Accrued registration fees		6	6	6
	Total Liabilities	20	20	20
Net Assets Applicable to Outstanding Shares		$11	$11	$11
Net Assets Consist of:
Capital shares and additional paid-in-capital		$11	$11	$11
	Total Net Assets	$11	$11	$11
Capital Stock (par value: $.01 per share):
Shares authorized		250,000	250,000	250,000
Net Asset Value Per Share:
Institutional: Net Assets		$11	$11	$11
Shares Issued and Outstanding		1	1	1
Net Asset Value per share		$10.08	$10.16	$10.21

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2030 Fund	Hybrid 2035 Fund	Hybrid 2040 Fund
Investment in affiliated Funds--at cost		$11	$11	$11
Assets
Investment in affiliated Funds--at value		$11	$11	$11
Receivables:
Expense reimbursement from Manager		20	20	20
	Total Assets	31	31	31
Liabilities
Accrued directors' expenses		1	1	1
Accrued professional fees		13	13	13
Accrued registration fees		6	6	6
	Total Liabilities	20	20	20
Net Assets Applicable to Outstanding Shares		$11	$11	$11
Net Assets Consist of:
Capital shares and additional paid-in-capital		$11	$11	$11
	Total Net Assets	$11	$11	$11
Capital Stock (par value: $.01 per share):
Shares authorized		250,000	250,000	250,000
Net Asset Value Per Share:
Institutional: Net Assets		$11	$11	$11
Shares Issued and Outstanding		1	1	1
Net Asset Value per share		$10.25	$10.28	$10.30

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2045 Fund	Hybrid 2050 Fund	Hybrid 2055 Fund
Investment in affiliated Funds--at cost		$11	$11	$11
Assets
Investment in affiliated Funds--at value		$11	$11	$11
Receivables:
Expense reimbursement from Manager		20	20	19
	Total Assets	31	31	30
Liabilities
Accrued directors' expenses		1	1	1
Accrued professional fees		13	13	13
Accrued registration fees		6	6	5
	Total Liabilities	20	20	19
Net Assets Applicable to Outstanding Shares		$11	$11	$11
Net Assets Consist of:
Capital shares and additional paid-in-capital		$11	$11	$11
	Total Net Assets	$11	$11	$11
Capital Stock (par value: $.01 per share):
Shares authorized		250,000	250,000	250,000
Net Asset Value Per Share:
Institutional: Net Assets		$11	$11	$11
Shares Issued and Outstanding		1	1	1
Net Asset Value per share		$10.30	$10.33	$10.33

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		Principal LifeTime	Principal LifeTime
	Principal LifeTime	Hybrid	Strategic
Amounts in thousands, except per share amounts	Hybrid 2060 Fund	Income Fund	Income Fund
Investment in affiliated Funds--at cost	$11	$10	$721,442
Assets
Investment in affiliated Funds--at value	$11	$10	$779,339
Receivables:
Dividends and interest	–	–	849
Expense reimbursement from Manager	20	20	1
Expense reimbursement from Distributor	–	–	1
Fund shares sold	–	–	149
Investment securities sold	–	–	497
Total Assets	31	30	780,836
Liabilities
Accrued management and investment advisory fees	–	–	19
Accrued administrative service fees	–	–	6
Accrued distribution fees	–	–	36
Accrued service fees	–	–	24
Accrued transfer agent fees	–	–	14
Accrued directors' expenses	1	1	–
Accrued professional fees	13	13	–
Accrued registration fees	6	6	–
Accrued other expenses	–	–	15
Payables:
Fund shares redeemed	–	–	646
Investment securities purchased	–	–	849
Total Liabilities	20	20	1,609
Net Assets Applicable to Outstanding Shares	$11	$10	$779,227
Net Assets Consist of:
Capital shares and additional paid-in-capital	$11	$10	$722,093
Accumulated undistributed (overdistributed) net investment income (loss)	–	–	3,440
Accumulated undistributed (overdistributed) net realized gain (loss)	–	–	(4,203)
Net unrealized appreciation (depreciation) of investments	–	–	57,897
Total Net Assets	$11	$10	$779,227
Capital Stock (par value: $.01 per share):
Shares authorized	250,000	250,000	750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$31,324
Shares Issued and Outstanding			2,536
Net Asset Value per share			$12.35
Maximum Offering Price			$12.83
Class J: Net Assets	N/A	N/A	$83,200
Shares Issued and Outstanding			6,812
Net Asset Value per share			$12.21	(a)
Institutional: Net Assets	$11	$10	$549,854
Shares Issued and Outstanding	1	1	44,791
Net Asset Value per share	$10.33	$9.98	$12.28
R-1: Net Assets	N/A	N/A	$7,109
Shares Issued and Outstanding			580
Net Asset Value per share			$12.26
R-2: Net Assets	N/A	N/A	$8,276
Shares Issued and Outstanding			675
Net Asset Value per share			$12.27
R-3: Net Assets	N/A	N/A	$30,791
Shares Issued and Outstanding			2,530
Net Asset Value per share			$12.17
R-4: Net Assets	N/A	N/A	$18,906
Shares Issued and Outstanding			1,551
Net Asset Value per share			$12.19
R-5: Net Assets	N/A	N/A	$49,767
Shares Issued and Outstanding			4,060
Net Asset Value per share			$12.26

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

		Real Estate		SAM		SAM Conservative
Amounts in thousands, except per share amounts		Securities Fund		Balanced Portfolio		Balanced Portfolio
Investment in securities--at cost		$1,741,415		$–		$–
Investment in affiliated Funds--at cost		$–		$4,110,091		$1,493,390
Assets
Investment in securities--at value		$2,349,625		$–		$–
Investment in affiliated Funds--at value		–		5,036,484		1,705,160
Receivables:
Dividends and interest		454		4,166		2,354
Expense reimbursement from Manager		–		–		7
Expense reimbursement from Distributor		2		9		4
Fund shares sold		4,457		3,896		1,634
Investment securities sold		4,389		–		587
Prepaid directors' expenses		–		2		–
	Total Assets	2,358,927		5,044,557		1,709,746
Liabilities
Accrued management and investment advisory fees		1,657		1,259		426
Accrued administrative service fees		12		8		3
Accrued distribution fees		166		1,322		439
Accrued service fees		74		50		17
Accrued transfer agent fees		208		442		157
Accrued other expenses		49		163		47
Payables:
Fund shares redeemed		3,289		2,095		1,625
Investment securities purchased		4,010		4,673		2,354
	Total Liabilities	9,465		10,012		5,068
Net Assets Applicable to Outstanding Shares		$2,349,462		$5,034,545		$1,704,678
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,703,154		$3,923,240		$1,447,791
Accumulated undistributed (overdistributed) net investment income (loss)		6,320		(29)		1,080
Accumulated undistributed (overdistributed) net realized gain (loss)		31,778		184,941		44,037
Net unrealized appreciation (depreciation) of investments		608,210		926,393		211,770
	Total Net Assets	$2,349,462		$5,034,545		$1,704,678
Capital Stock (par value: $.01 per share):
Shares authorized		950,000		1,825,000		1,625,000
Net Asset Value Per Share:
Class A: Net Assets		$297,012		$2,195,119		$518,057
Shares Issued and Outstanding		13,155		135,155		42,027
Net Asset Value per share		$22.58		$16.24		$12.33
Maximum Offering Price		$23.89		$17.19		$13.05
Class C: Net Assets		$39,169		$772,979		$259,153
Shares Issued and Outstanding		1,760		48,168		21,222
Net Asset Value per share		$22.26	(a)	$16.05	(a)	$12.21	(a)
Class J: Net Assets		$192,817		$1,020,415		$544,962
Shares Issued and Outstanding		8,761		64,589		44,712
Net Asset Value per share		$22.01	(a)	$15.80	(a)	$12.19	(a)
Class P: Net Assets		$67,019		N/A		N/A
Shares Issued and Outstanding		2,969
Net Asset Value per share		$22.57
Institutional: Net Assets		$1,410,630		$806,394		$298,569
Shares Issued and Outstanding		62,444		50,302		24,425
Net Asset Value per share		$22.59		$16.03		$12.22
R-1: Net Assets		$7,955		$4,430		$3,024
Shares Issued and Outstanding		356		277		248
Net Asset Value per share		$22.33		$15.99		$12.18
R-2: Net Assets		$18,553		$9,010		$3,042
Shares Issued and Outstanding		858		565		248
Net Asset Value per share		$21.64		$15.95		$12.24
R-3: Net Assets		$61,288		$63,459		$18,379
Shares Issued and Outstanding		2,773		3,971		1,506
Net Asset Value per share		$22.10		$15.98		$12.20
R-4: Net Assets		$72,208		$45,892		$19,772
Shares Issued and Outstanding		3,300		2,866		1,619
Net Asset Value per share		$21.88		$16.01		$12.21
R-5: Net Assets		$182,811		$116,847		$39,720
Shares Issued and Outstanding		8,337		7,297		3,251
Net Asset Value per share		$21.93		$16.01		$12.22

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	SAM Conservative		SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio		Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,618,271		$2,034,806		$1,598,963
Assets
Investment in affiliated Funds--at value	$3,335,880		$2,218,579		$2,039,905
Receivables:
Dividends and interest	771		4,228		–
Expense reimbursement from Distributor	4		7		3
Fund shares sold	1,477		7,090		1,750
Investment securities sold	287		–		–
Prepaid directors' expenses	1		–		–
Total Assets	3,338,420		2,229,904		2,041,658
Liabilities
Accrued management and investment advisory fees	836		551		513
Accrued administrative service fees	5		1		3
Accrued distribution fees	914		618		567
Accrued service fees	31		9		17
Accrued transfer agent fees	410		163		313
Accrued other expenses	125		48		109
Payables:
Dividends payable	–		3,512		–
Fund shares redeemed	1,671		1,036		1,691
Investment securities purchased	771		5,499		43
Total Liabilities	4,763		11,437		3,256
Net Assets Applicable to Outstanding Shares	$3,333,657		$2,218,467		$2,038,402
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,420,053		$2,002,870		$1,442,872
Accumulated undistributed (overdistributed) net investment income (loss)	1,645		(84)		8,631
Accumulated undistributed (overdistributed) net realized gain (loss)	194,350		31,908		145,957
Net unrealized appreciation (depreciation) of investments	717,609		183,773		440,942
Total Net Assets	$3,333,657		$2,218,467		$2,038,402
Capital Stock (par value: $.01 per share):
Shares authorized	1,825,000		1,725,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets	$1,572,894		$845,996		$1,048,878
Shares Issued and Outstanding	84,550		67,399		49,681
Net Asset Value per share	$18.60		$12.55		$21.11
Maximum Offering Price	$19.68		$13.04		$22.34
Class C: Net Assets	$569,687		$337,640		$338,861
Shares Issued and Outstanding	32,412		27,142		17,234
Net Asset Value per share	$17.58	(a)	$12.44	(a)	$19.66	(a)
Class J: Net Assets	$511,114		$809,234		$290,056
Shares Issued and Outstanding	28,267		64,957		14,112
Net Asset Value per share	$18.08	(a)	$12.46	(a)	$20.55	(a)
Institutional: Net Assets	$528,750		$181,572		$281,134
Shares Issued and Outstanding	28,935		14,508		13,563
Net Asset Value per share	$18.27		$12.52		$20.73
R-1: Net Assets	$4,254		$726		$3,326
Shares Issued and Outstanding	236		58		163
Net Asset Value per share	$18.03		$12.47		$20.46
R-2: Net Assets	$8,632		$1,207		$5,056
Shares Issued and Outstanding	479		97		247
Net Asset Value per share	$18.03		$12.50		$20.49
R-3: Net Assets	$27,534		$10,716		$17,618
Shares Issued and Outstanding	1,524		858		859
Net Asset Value per share	$18.07		$12.49		$20.51
R-4: Net Assets	$22,328		$9,606		$15,558
Shares Issued and Outstanding	1,226		769		754
Net Asset Value per share	$18.21		$12.50		$20.63
R-5: Net Assets	$88,464		$21,770		$37,915
Shares Issued and Outstanding	4,871		1,742		1,843
Net Asset Value per share	$18.16		$12.50		$20.57

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	Short-Term		SmallCap		SmallCap
Amounts in thousands, except per share amounts	Income Fund		Blend Fund		Growth Fund I
Investment in securities--at cost	$2,714,192		$446,238		$1,456,516
Assets
Investment in securities--at value	$2,726,590		$566,495		$1,746,509	(a)
Cash	–		–		2,146
Deposits with counterparty	–		224		4,403
Receivables:
Dividends and interest	16,995		107		163
Expense reimbursement from Manager	–		1		106
Expense reimbursement from Distributor	1		2		–
Fund shares sold	4,244		373		312
Investment securities sold	32,099		5,415		17,892
Other assets	–		1		–
Total Assets	2,779,929		572,618		1,771,531
Liabilities
Accrued management and investment advisory fees	915		354		1,531
Accrued administrative service fees	2		2		4
Accrued distribution fees	134		107		19
Accrued service fees	8		8		18
Accrued transfer agent fees	136		155		46
Accrued directors' expenses	–		1		1
Accrued other expenses	79		73		75
Cash overdraft	636		–		–
Payables:
Dividends payable	2,882		–		–
Fund shares redeemed	1,767		281		1,106
Investment securities purchased	74,156		11,996		13,370
Variation margin on financial derivative instruments	–		107		2,069
Collateral obligation on securities loaned, at value	–		–		80,878
Total Liabilities	80,715		13,084		99,117
Net Assets Applicable to Outstanding Shares	$2,699,214		$559,534		$1,672,414
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,702,258		$434,265		$1,263,031
Accumulated undistributed (overdistributed) net investment income (loss)	4,466		(460)		(4,000)
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,908)		5,536		125,111
Net unrealized appreciation (depreciation) of investments	12,398		120,193		288,272
Total Net Assets	$2,699,214		$559,534		$1,672,414
Capital Stock (par value: $.01 per share):
Shares authorized	820,000		725,000		645,000
Net Asset Value Per Share:
Class A: Net Assets	$275,952		$208,525		N/A
Shares Issued and Outstanding	22,535		9,956
Net Asset Value per share	$12.25		$20.94
Maximum Offering Price	$12.53		$22.16
Class C: Net Assets	$86,120		$17,814		N/A
Shares Issued and Outstanding	7,028		911
Net Asset Value per share	$12.25	(b)	$19.55	(b)
Class J: Net Assets	$117,309		$208,131		$51,752
Shares Issued and Outstanding	9,584		10,343		5,258
Net Asset Value per share	$12.24	(b)	$20.12	(b)	$9.84	(b)
Class P: Net Assets	$81,598		$1,722		N/A
Shares Issued and Outstanding	6,665		78
Net Asset Value per share	$12.24		$22.08
Institutional: Net Assets	$2,099,628		$84,423		$1,537,097
Shares Issued and Outstanding	171,554		3,820		124,156
Net Asset Value per share	$12.24		$22.10		$12.38
R-1: Net Assets	$1,034		$2,611		$3,126
Shares Issued and Outstanding	84		129		290
Net Asset Value per share	$12.24		$20.24		$10.77
R-2: Net Assets	$2,028		$3,648		$6,408
Shares Issued and Outstanding	166		179		611
Net Asset Value per share	$12.24		$20.40		$10.49
R-3: Net Assets	$10,616		$7,444		$20,581
Shares Issued and Outstanding	867		355		1,878
Net Asset Value per share	$12.24		$20.97		$10.96
R-4: Net Assets	$14,163		$6,535		$16,996
Shares Issued and Outstanding	1,157		302		1,485
Net Asset Value per share	$12.24		$21.60		$11.45
R-5: Net Assets	$10,766		$18,681		$36,443
Shares Issued and Outstanding	879		850		3,081
Net Asset Value per share	$12.25		$21.96		$11.83
R-6: Net Assets	N/A		N/A		$11
Shares Issued and Outstanding					1
Net Asset Value per share					$12.37

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2015 (unaudited)

	SmallCap S&P 600		SmallCap
Amounts in thousands, except per share amounts	Index Fund		Value Fund II
Investment in securities--at cost	$898,698		$1,132,770
Assets
Investment in securities--at value	$1,156,289	(a)	$1,364,166
Deposits with counterparty	1,061		3,400
Receivables:
Dividends and interest	576		450
Expense reimbursement from Manager	–		32
Expense reimbursement from Distributor	1		–
Fund shares sold	627		642
Investment securities sold	437		6,968
Total Assets	1,158,991		1,375,658
Liabilities
Accrued management and investment advisory fees	142		1,125
Accrued administrative service fees	18		3
Accrued distribution fees	75		10
Accrued service fees	94		12
Accrued transfer agent fees	58		7
Accrued directors' expenses	1		1
Accrued other expenses	35		23
Cash overdraft	–		97
Payables:
Fund shares redeemed	2,590		466
Investment securities purchased	1,345		3,792
Variation margin on financial derivative instruments	510		1,625
Collateral obligation on securities loaned, at value	30,793		–
Total Liabilities	35,661		7,161
Net Assets Applicable to Outstanding Shares	$1,123,330		$1,368,497
Net Assets Consist of:
Capital shares and additional paid-in-capital	$842,774		$1,024,183
Accumulated undistributed (overdistributed) net investment income (loss)	3,542		2,853
Accumulated undistributed (overdistributed) net realized gain (loss)	19,980		111,461
Net unrealized appreciation (depreciation) of investments	257,034		230,000
Total Net Assets	$1,123,330		$1,368,497
Capital Stock (par value: $.01 per share):
Shares authorized	325,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$1,328
Shares Issued and Outstanding			101
Net Asset Value per share			$13.18
Maximum Offering Price			$13.95
Class J: Net Assets	$147,069		$19,833
Shares Issued and Outstanding	6,287		1,527
Net Asset Value per share	$23.39	(b)	$12.99	(b)
Class P: Net Assets	N/A		$29
Shares Issued and Outstanding			2
Net Asset Value per share			$13.22
Institutional: Net Assets	$531,549		$1,292,781
Shares Issued and Outstanding	21,779		97,656
Net Asset Value per share	$24.41		$13.24
R-1: Net Assets	$12,823		$1,882
Shares Issued and Outstanding	532		152
Net Asset Value per share	$24.12		$12.38
R-2: Net Assets	$17,134		$3,963
Shares Issued and Outstanding	695		317
Net Asset Value per share	$24.64		$12.50
R-3: Net Assets	$132,509		$12,210
Shares Issued and Outstanding	5,346		950
Net Asset Value per share	$24.79		$12.85
R-4: Net Assets	$91,834		$13,130
Shares Issued and Outstanding	3,677		1,012
Net Asset Value per share	$24.98		$12.97
R-5: Net Assets	$190,412		$23,331
Shares Issued and Outstanding	7,591		1,785
Net Asset Value per share	$25.08		$13.07
R-6: Net Assets	N/A		$10
Shares Issued and Outstanding			1
Net Asset Value per share			$13.23

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Bond & Mortgage	California	Diversified
Amounts in thousands	Securities Fund(a)	Municipal Fund(a),(b)	International Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$667	$–	$79,628
Withholding tax	–	–	(9,623)
Interest	63,377	5,355	13
Total Income	64,044	5,355	70,018
Expenses:
Management and investment advisory fees	10,508	514	21,811
Distribution fees - Class A	126	270	313
Distribution fees - Class B	4	1	11
Distribution fees - Class C	33	62	63
Distribution fees - Class J	205	N/A	240
Distribution fees - R-1	9	N/A	10
Distribution fees - R-2	17	N/A	14
Distribution fees - R-3	36	N/A	56
Distribution fees - R-4	13	N/A	19
Administrative service fees - R-1	8	N/A	8
Administrative service fees - R-2	11	N/A	9
Administrative service fees - R-3	10	N/A	15
Administrative service fees - R-4	4	N/A	6
Administrative service fees - R-5	3	N/A	4
Registration fees - Class A	6	8	7
Registration fees - Class B	1	4	2
Registration fees - Class C	6	6	5
Registration fees - Class J	6	N/A	6
Registration fees - Class P	N/A	N/A	6
Registration fees - Institutional	30	4	17
Service fees - R-1	7	N/A	7
Service fees - R-2	14	N/A	11
Service fees - R-3	35	N/A	56
Service fees - R-4	33	N/A	48
Service fees - R-5	68	N/A	93
Shareholder reports - Class A	14	5	30
Shareholder reports - Class C	1	–	2
Shareholder reports - Class J	29	N/A	26
Shareholder reports - Institutional	3	–	5
Transfer agent fees - Class A	100	38	273
Transfer agent fees - Class B	4	2	8
Transfer agent fees - Class C	8	6	16
Transfer agent fees - Class J	103	N/A	129
Transfer agent fees - Class P	N/A	N/A	2
Transfer agent fees - Institutional	46	–	66
Custodian fees	28	1	380
Directors' expenses	32	3	42
Interest expense and fees	–	31	–
Professional fees	19	17	23
Other expenses	25	2	22
Total Gross Expenses	11,605	974	23,861
Less: Reimbursement from Manager - Class A	53	–	–
Less: Reimbursement from Manager - Class B	5	6	2
Less: Reimbursement from Manager - Class C	6	–	8
Less: Reimbursement from Manager - Class P	N/A	N/A	4
Less: Reimbursement from Manager - Institutional	–	4	–
Less: Reimbursement from Distributor - Class J	8	N/A	10
Total Net Expenses	11,533	964	23,837
Net Investment Income (Loss)	52,511	4,391	46,181

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	25,195	451	77,513
Foreign currency transactions	1,560	–	(2,686)
Futures contracts	(335)	–	–
Swap agreements	(2,294)	–	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $1,382,
respectively)	3,543	(771)	110,143
Futures contracts	604	–	–
Swap agreements	190	–	–
Translation of assets and liabilities in foreign currencies	(424)	–	(131)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	28,039	(320)	184,839
Net Increase (Decrease) in Net Assets Resulting from Operations	$80,550	$4,071	$231,020

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Institutional shares commenced operations on February 27, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Equity	Global Diversified	Global Real Estate
Amounts in thousands	Income Fund(a)	Income Fund	Securities Fund(b)
Net Investment Income (Loss)
Income:
Dividends	$91,821	$63,825	$36,647
Withholding tax	(2,313)	(2,781)	–
Interest	29	224,539	3
Total Income	89,537	285,583	36,650
Expenses:
Management and investment advisory fees	14,828	37,160	11,666
Distribution fees - Class A	1,255	3,077	146
Distribution fees - Class B	92	N/A	N/A
Distribution fees - Class C	983	13,849	264
Distribution fees - R-1	6	N/A	N/A
Distribution fees - R-2	10	N/A	N/A
Distribution fees - R-3	96	N/A	N/A
Distribution fees - R-4	28	N/A	N/A
Administrative service fees - R-1	5	N/A	N/A
Administrative service fees - R-2	7	N/A	N/A
Administrative service fees - R-3	27	N/A	N/A
Administrative service fees - R-4	8	N/A	N/A
Administrative service fees - R-5	8	N/A	N/A
Registration fees - Class A	10	40	11
Registration fees - Class B	2	N/A	N/A
Registration fees - Class C	7	37	8
Registration fees - Class P	13	101	12
Registration fees - Institutional	7	58	25
Registration fees - R-6	N/A	N/A	7
Service fees - R-1	4	N/A	N/A
Service fees - R-2	8	N/A	N/A
Service fees - R-3	96	N/A	N/A
Service fees - R-4	71	N/A	N/A
Service fees - R-5	212	N/A	N/A
Shareholder reports - Class A	58	141	7
Shareholder reports - Class C	8	135	3
Shareholder reports - Class P	4	113	5
Shareholder reports - Institutional	2	21	8
Transfer agent fees - Class A	640	1,027	73
Transfer agent fees - Class B	25	N/A	N/A
Transfer agent fees - Class C	99	1,261	36
Transfer agent fees - Class P	46	1,221	61
Transfer agent fees - Institutional	104	392	130
Custodian fees	51	178	62
Directors' expenses	47	75	19
Dividends and interest on securities sold short	–	1,038	–
Professional fees	15	22	15
Other expenses	26	50	7
Total Gross Expenses	18,908	59,996	12,565
Less: Reimbursement from Manager - R-6	N/A	N/A	8
Total Net Expenses	18,908	59,996	12,557
Net Investment Income (Loss)	70,629	225,587	24,093

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	216,062	(20,976)	66,273
Foreign currency transactions	(52)	58,341	(378)
Options and swaptions	–	(67,112)	–
Short sales	–	(3,741)	–
Swap agreements	–	2,798	–
Change in unrealized appreciation/depreciation of:
Investments	(85,045)	(46,971)	19,189
Options and swaptions	–	62,040	–
Short sales	–	1	–
Swap agreements	–	(1,516)	–
Translation of assets and liabilities in foreign currencies	3	(27,603)	145
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	130,968	(44,739)	85,229
Net Increase (Decrease) in Net Assets Resulting from Operations	$201,597	$180,848	$109,322

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund(a)	High Yield Fund(a)	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$768	$151
Interest	23,778	116,804	48,866
Total Income	23,778	117,572	49,017
Expenses:
Management and investment advisory fees	3,872	9,508	5,119
Distribution fees - Class A	387	1,525	47
Distribution fees - Class B	12	70	N/A
Distribution fees - Class C	290	2,335	N/A
Distribution fees - Class J	167	N/A	N/A
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	7	N/A	N/A
Distribution fees - R-3	20	N/A	N/A
Distribution fees - R-4	5	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	5	N/A	N/A
Administrative service fees - R-3	6	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	7	21	8
Registration fees - Class B	4	2	N/A
Registration fees - Class C	6	9	N/A
Registration fees - Class J	6	N/A	N/A
Registration fees - Class P	6	67	N/A
Registration fees - Institutional	9	23	12
Service fees - R-1	3	N/A	N/A
Service fees - R-2	6	N/A	N/A
Service fees - R-3	20	N/A	N/A
Service fees - R-4	14	N/A	N/A
Service fees - R-5	26	N/A	N/A
Shareholder reports - Class A	22	118	4
Shareholder reports - Class C	3	19	N/A
Shareholder reports - Class J	15	N/A	N/A
Shareholder reports - Class P	–	23	N/A
Shareholder reports - Institutional	–	22	2
Transfer agent fees - Class A	200	824	28
Transfer agent fees - Class B	6	14	N/A
Transfer agent fees - Class C	34	251	N/A
Transfer agent fees - Class J	76	N/A	N/A
Transfer agent fees - Class P	2	662	N/A
Transfer agent fees - Institutional	13	407	33
Custodian fees	3	6	13
Directors' expenses	13	31	15
Professional fees	18	20	17
Other expenses	8	29	8
Total Gross Expenses	5,302	15,986	5,306
Less: Reimbursement from Manager - Class A	–	–	8
Less: Reimbursement from Manager - Class B	8	–	N/A
Less: Reimbursement from Manager - Class C	7	–	N/A
Less: Reimbursement from Manager - Class P	1	–	N/A
Less: Reimbursement from Manager - R-1	1	N/A	N/A
Less: Reimbursement from Manager - R-2	2	N/A	N/A
Less: Reimbursement from Manager - R-3	8	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	10	N/A	N/A
Less: Reimbursement from Distributor - Class A	155	–	–
Less: Reimbursement from Distributor - Class J	7	N/A	N/A
Total Net Expenses	5,098	15,986	5,298
Net Investment Income (Loss)	18,680	101,586	43,719

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,248	(9,195)	(3,914)
Foreign currency transactions	–	6,639	–
Swap agreements	–	(912)	–
Change in unrealized appreciation/depreciation of:
Investments	3,660	(35,005)	(17,100)
Swap agreements	–	2,572	–
Translation of assets and liabilities in foreign currencies	–	(2,737)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	9,908	(38,638)	(21,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,588	$62,948	$22,705

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund(a)	Protection Fund	Markets Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$–	$ –	$17,764
Withholding tax	–	–	(2,218)
Interest	56,269	(12,555)	–
Total Income	56,269	(12,555)	15,546
Expenses:
Management and investment advisory fees	7,143	2,475	10,802
Distribution fees - Class A	339	20	112
Distribution fees - Class B	19	N/A	10
Distribution fees - Class C	330	21	52
Distribution fees - Class J	117	10	151
Distribution fees - R-1	21	1	6
Distribution fees - R-2	4	1	8
Distribution fees - R-3	37	7	16
Distribution fees - R-4	12	1	7
Administrative service fees - R-1	17	1	5
Administrative service fees - R-2	2	1	5
Administrative service fees - R-3	10	2	5
Administrative service fees - R-4	4	–	2
Administrative service fees - R-5	2	–	1
Registration fees - Class A	8	6	7
Registration fees - Class B	3	N/A	–
Registration fees - Class C	6	5	5
Registration fees - Class J	7	6	6
Registration fees - Class P	7	N/A	6
Registration fees - Institutional	16	13	11
Registration fees - R-6	7	N/A	N/A
Service fees - R-1	15	1	4
Service fees - R-2	3	1	6
Service fees - R-3	37	7	17
Service fees - R-4	30	2	16
Service fees - R-5	51	5	35
Shareholder reports - Class A	16	1	16
Shareholder reports - Class C	4	1	2
Shareholder reports - Class J	6	2	20
Shareholder reports - Institutional	5	–	7
Transfer agent fees - Class A	156	13	121
Transfer agent fees - Class B	5	N/A	7
Transfer agent fees - Class C	46	6	18
Transfer agent fees - Class J	60	10	91
Transfer agent fees - Class P	8	N/A	2
Transfer agent fees - Institutional	81	1	68
Custodian fees	2	7	423
Directors' expenses	23	10	17
Professional fees	19	16	36
Other expenses	11	4	12
Total Gross Expenses	8,689	2,657	12,135
Less: Reimbursement from Manager - Class A	–	–	23
Less: Reimbursement from Manager - Class B	1	N/A	3
Less: Reimbursement from Manager - Class C	–	7	–
Less: Reimbursement from Manager - Class P	–	N/A	6
Less: Reimbursement from Manager - R-6	7	N/A	N/A
Less: Reimbursement from Distributor - Class J	5	–	6
Total Net Expenses	8,676	2,650	12,097
Net Investment Income (Loss)	47,593	(15,205)	3,449

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,256	(653)	5,881
Foreign currency transactions	–	13,204	(1,643)
Futures contracts	–	(4,218)	–
Options and swaptions	–	705	–
Swap agreements	–	(838)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $2,623,
respectively)	(3,514)	26,481	46,368
Futures contracts	–	1,713	–
Options and swaptions	–	(104)	–
Swap agreements	–	(791)	–
Translation of assets and liabilities in foreign currencies	–	(2,500)	154
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,742	32,999	50,760
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,335	$17,794	$54,209

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	International Fund I	Growth Fund(a)	Growth Fund I(b)
Net Investment Income (Loss)
Income:
Dividends	$2,972	$14,809	$34,117
Withholding tax	(334)	(34)	(53)
Interest	3	4	66
Total Income	2,641	14,779	34,130
Expenses:
Management and investment advisory fees	1,556	10,541	23,123
Distribution fees - Class A	2	472	9
Distribution fees - Class B	N/A	17	N/A
Distribution fees - Class C	N/A	84	N/A
Distribution fees - Class J	N/A	83	134
Distribution fees - R-1	7	11	15
Distribution fees - R-2	4	8	32
Distribution fees - R-3	6	24	195
Distribution fees - R-4	2	8	47
Administrative service fees - R-1	6	9	12
Administrative service fees - R-2	3	5	21
Administrative service fees - R-3	1	7	55
Administrative service fees - R-4	1	2	14
Administrative service fees - R-5	–	4	16
Registration fees - Class A	8	8	7
Registration fees - Class B	N/A	1	N/A
Registration fees - Class C	N/A	5	N/A
Registration fees - Class J	N/A	6	7
Registration fees - Class P	8	6	8
Registration fees - Institutional	8	10	15
Registration fees - R-6	N/A	N/A	7
Service fees - R-1	5	8	11
Service fees - R-2	4	7	27
Service fees - R-3	6	24	195
Service fees - R-4	6	19	118
Service fees - R-5	12	91	411
Shareholder reports - Class A	1	42	–
Shareholder reports - Class C	N/A	1	N/A
Shareholder reports - Class J	N/A	7	10
Shareholder reports - Class P	1	–	1
Shareholder reports - Institutional	9	–	10
Transfer agent fees - Class A	3	340	8
Transfer agent fees - Class B	N/A	8	N/A
Transfer agent fees - Class C	N/A	14	N/A
Transfer agent fees - Class J	N/A	40	53
Transfer agent fees - Class P	–	4	–
Transfer agent fees - Institutional	62	293	581
Custodian fees	57	1	12
Directors' expenses	4	27	60
Professional fees	21	14	16
Other expenses	4	13	32
Total Gross Expenses	1,807	12,264	25,262
Less: Reimbursement from Manager	–	–	614
Less: Reimbursement from Manager - Class A	10	–	–
Less: Reimbursement from Manager - Class P	8	–	8
Less: Reimbursement from Manager - R-6	N/A	N/A	8
Less: Reimbursement from Distributor - Class J	N/A	3	5
Total Net Expenses	1,789	12,261	24,627
Net Investment Income (Loss)	852	2,518	9,503

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(10,490)	203,612	793,958
Foreign currency transactions	(392)	–	–
Futures contracts	450	–	11,542
Change in unrealized appreciation/depreciation of:
Investments	40,183	(55,565)	(342,213)
Futures contracts	31	–	(6,901)
Translation of assets and liabilities in foreign currencies	86	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	29,868	148,047	456,386
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,720	$150,565	$465,889

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Growth Fund II	S&P 500 Index Fund	Value Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$6,288	$43,640	$37,546
Withholding tax	(4)	–	–
Interest	7	20	2
Total Income	6,291	43,660	37,548
Expenses:
Management and investment advisory fees	3,618	3,199	6,983
Distribution fees - Class A	N/A	192	263
Distribution fees - Class B	N/A	N/A	5
Distribution fees - Class C	N/A	149	40
Distribution fees - Class J	44	652	93
Distribution fees - R-1	2	35	2
Distribution fees - R-2	3	56	5
Distribution fees - R-3	10	285	6
Distribution fees - R-4	2	111	1
Administrative service fees - R-1	2	28	2
Administrative service fees - R-2	2	37	3
Administrative service fees - R-3	3	80	2
Administrative service fees - R-4	–	33	–
Administrative service fees - R-5	–	21	1
Registration fees - Class A	N/A	8	8
Registration fees - Class B	N/A	N/A	2
Registration fees - Class C	N/A	7	6
Registration fees - Class J	6	10	6
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	6	11	11
Service fees - R-1	2	25	2
Service fees - R-2	2	47	4
Service fees - R-3	10	285	6
Service fees - R-4	5	278	3
Service fees - R-5	12	524	10
Shareholder reports - Class A	N/A	20	22
Shareholder reports - Class C	N/A	1	1
Shareholder reports - Class J	4	35	7
Shareholder reports - Class P	N/A	N/A	1
Shareholder reports - Institutional	–	6	5
Transfer agent fees - Class A	N/A	184	163
Transfer agent fees - Class B	N/A	N/A	4
Transfer agent fees - Class C	N/A	16	9
Transfer agent fees - Class J	20	211	41
Transfer agent fees - Institutional	1	67	67
Custodian fees	9	5	2
Directors' expenses	9	32	28
Professional fees	12	14	14
Other expenses	7	38	12
Total Gross Expenses	3,791	6,702	7,848
Less: Reimbursement from Manager	181	–	–
Less: Reimbursement from Manager - Class B	N/A	N/A	3
Less: Reimbursement from Manager - Class C	N/A	2	4
Less: Reimbursement from Manager - Class P	N/A	N/A	9
Less: Reimbursement from Distributor - Class J	2	26	4
Total Net Expenses	3,608	6,674	7,828
Net Investment Income (Loss)	2,683	36,986	29,720

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	162,009	86,221	231,135
Futures contracts	4,922	3,927	(648)
Change in unrealized appreciation/depreciation of:
Investments	(125,552)	46,488	(154,388)
Futures contracts	(1,131)	(1,949)	(452)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	40,248	134,687	75,647
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,931	$171,673	$105,367

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	LargeCap		MidCap
Amounts in thousands	Value Fund III	MidCap Fund(a)	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$30,675	$55,270	$351
Withholding tax	(44)	(523)	–
Interest	32	1	–
Securities lending - net	–	–	27
Total Income	30,663	54,748	378
Expenses:
Management and investment advisory fees	10,168	28,627	329
Distribution fees - Class A	N/A	2,410	N/A
Distribution fees - Class B	N/A	42	N/A
Distribution fees - Class C	N/A	1,802	N/A
Distribution fees - Class J	97	369	58
Distribution fees - R-1	9	68	2
Distribution fees - R-2	8	62	4
Distribution fees - R-3	18	202	6
Distribution fees - R-4	4	84	2
Administrative service fees - R-1	7	54	2
Administrative service fees - R-2	6	41	3
Administrative service fees - R-3	5	57	2
Administrative service fees - R-4	1	25	–
Administrative service fees - R-5	–	14	1
Registration fees - Class A	N/A	15	N/A
Registration fees - Class C	N/A	7	N/A
Registration fees - Class J	7	7	6
Registration fees - Class P	N/A	74	N/A
Registration fees - Institutional	15	65	6
Service fees - R-1	6	49	2
Service fees - R-2	7	52	3
Service fees - R-3	18	202	6
Service fees - R-4	10	209	5
Service fees - R-5	14	345	20
Shareholder reports - Class A	N/A	90	N/A
Shareholder reports - Class C	N/A	15	N/A
Shareholder reports - Class J	11	23	4
Shareholder reports - Class P	N/A	104	N/A
Shareholder reports - Institutional	–	96	–
Transfer agent fees - Class A	N/A	1,234	N/A
Transfer agent fees - Class B	N/A	10	N/A
Transfer agent fees - Class C	N/A	206	N/A
Transfer agent fees - Class J	42	81	39
Transfer agent fees - Class P	N/A	813	N/A
Transfer agent fees - Institutional	2	1,238	9
Custodian fees	10	3	2
Directors' expenses	22	70	2
Professional fees	14	16	10
Other expenses	7	52	2
Total Gross Expenses	10,508	38,933	525
Less: Reimbursement from Manager	160	–	–
Less: Reimbursement from Manager - Institutional	–	–	7
Less: Reimbursement from Distributor - Class J	4	15	2
Total Net Expenses	10,344	38,918	516
Net Investment Income (Loss)	20,319	15,830	(138)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	233,732	192,042	5,605
Futures contracts	8,708	–	–
Change in unrealized appreciation/depreciation of:
Investments	(148,916)	627,089	2,028
Futures contracts	(3,749)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	89,775	819,131	7,633
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,094	$834,961	$7,495

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	MidCap	MidCap	MidCap
Amounts in thousands	Growth Fund III	S&P 400 Index Fund	Value Fund I
Net Investment Income (Loss)
Income:
Dividends	$5,450	$8,376	$14,071
Withholding tax	(3)	–	–
Interest	21	2	26
Total Income	5,468	8,378	14,097
Expenses:
Management and investment advisory fees	7,099	862	9,197
Distribution fees - Class J	47	115	100
Distribution fees - R-1	6	37	12
Distribution fees - R-2	7	30	17
Distribution fees - R-3	17	154	45
Distribution fees - R-4	9	59	18
Administrative service fees - R-1	4	29	10
Administrative service fees - R-2	5	20	11
Administrative service fees - R-3	5	43	13
Administrative service fees - R-4	2	18	5
Administrative service fees - R-5	1	11	4
Registration fees - Class J	6	8	6
Registration fees - Institutional	9	10	16
Service fees - R-1	4	26	8
Service fees - R-2	6	25	14
Service fees - R-3	17	154	45
Service fees - R-4	22	148	45
Service fees - R-5	16	270	105
Shareholder reports - Class J	7	7	8
Shareholder reports - Institutional	–	7	10
Transfer agent fees - Class J	21	61	54
Transfer agent fees - Institutional	1	78	88
Custodian fees	6	4	11
Directors' expenses	12	9	14
Professional fees	12	11	12
Other expenses	9	11	10
Total Gross Expenses	7,350	2,207	9,878
Less: Reimbursement from Manager	162	–	567
Less: Reimbursement from Distributor - Class J	2	5	4
Total Net Expenses	7,186	2,202	9,307
Net Investment Income (Loss)	(1,718)	6,176	4,790

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	51,168	50,708	107,485
Futures contracts	6,674	1,895	7,896
Change in unrealized appreciation/depreciation of:
Investments	42,478	12,603	(21,233)
Futures contracts	(4,503)	(1,109)	(4,718)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	95,817	64,097	89,430
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,099	$70,273	$94,220

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	MidCap	Money
Amounts in thousands	Value Fund III(a)	Market Fund(b)	Overseas Fund
Net Investment Income (Loss)
Income:
Dividends	$10,290	$–	$40,581
Withholding tax	–	–	(3,880)
Interest	15	900	41
Total Income	10,305	900	36,742
Expenses:
Management and investment advisory fees	3,183	1,984	14,049
Distribution fees - Class A	6	N/A	N/A
Distribution fees - Class B	N/A	10	N/A
Distribution fees - Class C	N/A	78	N/A
Distribution fees - Class J	142	299	N/A
Distribution fees - R-1	2	N/A	–
Distribution fees - R-2	3	N/A	–
Distribution fees - R-3	14	N/A	1
Distribution fees - R-4	8	N/A	–
Administrative service fees - R-1	2	N/A	–
Administrative service fees - R-2	2	N/A	–
Administrative service fees - R-3	4	N/A	–
Administrative service fees - R-4	2	N/A	–
Administrative service fees - R-5	1	N/A	–
Registration fees - Class A	8	40	N/A
Registration fees - Class B	N/A	1	N/A
Registration fees - Class C	N/A	6	N/A
Registration fees - Class J	6	12	N/A
Registration fees - Class P	8	N/A	N/A
Registration fees - Institutional	11	26	14
Registration fees - R-6	7	N/A	N/A
Service fees - R-1	1	N/A	–
Service fees - R-2	3	N/A	–
Service fees - R-3	14	N/A	–
Service fees - R-4	19	N/A	1
Service fees - R-5	33	N/A	1
Shareholder reports - Class A	1	24	N/A
Shareholder reports - Class C	N/A	1	N/A
Shareholder reports - Class J	12	40	N/A
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	–	1	5
Transfer agent fees - Class A	4	254	N/A
Transfer agent fees - Class B	N/A	4	N/A
Transfer agent fees - Class C	N/A	11	N/A
Transfer agent fees - Class J	50	167	N/A
Transfer agent fees - Institutional	43	7	57
Custodian fees	9	6	159
Directors' expenses	9	9	21
Professional fees	12	18	19
Other expenses	4	9	7
Total Gross Expenses	3,624	3,007	14,334
Less: Reimbursement from Manager	70	–	396
Less: Reimbursement from Manager - Class A	3	830	N/A
Less: Reimbursement from Manager - Class B	N/A	16	N/A
Less: Reimbursement from Manager - Class C	N/A	36	N/A
Less: Reimbursement from Manager - Class J	–	773	N/A
Less: Reimbursement from Manager - Class P	8	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	360	–
Less: Reimbursement from Manager - R-6	8	N/A	N/A
Less: Reimbursement from Distributor - Class B	N/A	2	N/A
Less: Reimbursement from Distributor - Class C	N/A	78	N/A
Less: Reimbursement from Distributor - Class J	6	12	N/A
Total Net Expenses	3,529	900	13,938
Net Investment Income (Loss)	6,776	–	22,804

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	28,398	–	34,218
Foreign currency transactions	–	–	(567)
Futures contracts	3,712	–	3,805
Change in unrealized appreciation/depreciation of:
Investments	4,086	–	49,569
Futures contracts	(870)	–	1,543
Translation of assets and liabilities in foreign currencies	–	–	(49)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	35,326	–	88,519
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,102	$–	$111,323

(a)	R-6 shares commenced operations on November 25, 2014.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal Capital	Principal	Principal
Amounts in thousands	Appreciation Fund(a)	LifeTime 2010 Fund	LifeTime 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$27,843	$18,402
Dividends	24,506	–	–
Withholding tax	(38)	–	–
Interest	4	–	–
Total Income	24,472	27,843	18,402
Expenses:
Management and investment advisory fees	5,663	234	140
Distribution fees - Class A	1,032	54	N/A
Distribution fees - Class B	62	N/A	N/A
Distribution fees - Class C	224	N/A	N/A
Distribution fees - Class J	N/A	319	N/A
Distribution fees - R-1	3	25	23
Distribution fees - R-2	3	21	20
Distribution fees - R-3	32	89	113
Distribution fees - R-4	8	26	32
Administrative service fees - R-1	3	20	19
Administrative service fees - R-2	2	14	13
Administrative service fees - R-3	9	25	32
Administrative service fees - R-4	2	8	9
Administrative service fees - R-5	2	5	4
Registration fees - Class A	9	6	N/A
Registration fees - Class B	2	N/A	N/A
Registration fees - Class C	6	N/A	N/A
Registration fees - Class J	N/A	8	N/A
Registration fees - Class P	6	N/A	N/A
Registration fees - Institutional	7	8	11
Service fees - R-1	2	18	17
Service fees - R-2	3	18	16
Service fees - R-3	32	89	113
Service fees - R-4	20	64	79
Service fees - R-5	46	135	111
Shareholder reports - Class A	72	1	N/A
Shareholder reports - Class C	4	N/A	N/A
Shareholder reports - Class J	N/A	8	N/A
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	2	–	–
Transfer agent fees - Class A	458	26	N/A
Transfer agent fees - Class B	17	N/A	N/A
Transfer agent fees - Class C	31	N/A	N/A
Transfer agent fees - Class J	N/A	51	N/A
Transfer agent fees - Class P	12	N/A	N/A
Transfer agent fees - Institutional	19	4	2
Custodian fees	4	–	–
Directors' expenses	20	14	9
Professional fees	13	11	9
Other expenses	13	11	6
Total Gross Expenses	7,844	1,312	778
Less: Reimbursement from Manager - Class A	–	7	N/A
Less: Reimbursement from Distributor - Class J	N/A	13	N/A
Total Net Expenses	7,844	1,292	778
Net Investment Income (Loss)	16,628	26,551	17,624

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	80,321	–	–
Investment transactions in affiliated Funds	–	65,557	54,434
Capital gain distribution received from affiliated Funds	–	25,095	17,263
Change in unrealized appreciation/depreciation of:
Investments	26,672	–	–
Investments in affiliated Funds	–	(71,736)	(60,659)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	106,993	18,916	11,038
Net Increase (Decrease) in Net Assets Resulting from Operations	$123,621	$45,467	$28,662

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2020 Fund(a)	2025 Fund	2030 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$153,021	$36,663	$170,695
Total Income	153,021	36,663	170,695
Expenses:
Management and investment advisory fees	984	234	1,014
Distribution fees - Class A	165	N/A	151
Distribution fees - Class B	10	N/A	12
Distribution fees - Class J	1,108	N/A	1,277
Distribution fees - R-1	93	32	82
Distribution fees - R-2	104	31	101
Distribution fees - R-3	380	207	337
Distribution fees - R-4	114	44	110
Administrative service fees - R-1	74	26	65
Administrative service fees - R-2	70	21	68
Administrative service fees - R-3	106	58	94
Administrative service fees - R-4	34	13	33
Administrative service fees - R-5	24	7	23
Registration fees - Class A	7	N/A	8
Registration fees - Class B	2	N/A	1
Registration fees - Class J	12	N/A	19
Registration fees - Institutional	14	14	16
Service fees - R-1	66	23	58
Service fees - R-2	87	26	84
Service fees - R-3	380	207	337
Service fees - R-4	286	110	274
Service fees - R-5	604	180	577
Shareholder reports - Class A	7	N/A	9
Shareholder reports - Class J	26	N/A	37
Shareholder reports - Institutional	1	1	1
Transfer agent fees - Class A	77	N/A	77
Transfer agent fees - Class B	3	N/A	4
Transfer agent fees - Class J	202	N/A	281
Transfer agent fees - Institutional	15	5	10
Directors' expenses	53	14	53
Professional fees	14	10	14
Other expenses	40	9	39
Total Gross Expenses	5,162	1,272	5,266
Less: Reimbursement from Manager - Class A	8	N/A	18
Less: Reimbursement from Manager - Class B	4	N/A	4
Less: Reimbursement from Distributor - Class J	44	N/A	51
Total Net Expenses	5,106	1,272	5,193
Net Investment Income (Loss)	147,915	35,391	165,502

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	273,939	76,696	280,182
Capital gain distribution received from affiliated Funds	154,157	40,327	212,694
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(348,352)	(94,143)	(389,341)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	79,744	22,880	103,535
Net Increase (Decrease) in Net Assets Resulting from Operations	$227,659	$58,271	$269,037

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2035 Fund	2040 Fund(a)	2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$27,697	$114,459	$17,477
Total Income	27,697	114,459	17,477
Expenses:
Management and investment advisory fees	172	658	103
Distribution fees - Class A	N/A	107	N/A
Distribution fees - Class B	N/A	10	N/A
Distribution fees - Class J	N/A	730	N/A
Distribution fees - R-1	24	59	16
Distribution fees - R-2	22	70	17
Distribution fees - R-3	136	207	73
Distribution fees - R-4	35	71	17
Administrative service fees - R-1	19	47	13
Administrative service fees - R-2	15	47	11
Administrative service fees - R-3	38	58	20
Administrative service fees - R-4	10	21	5
Administrative service fees - R-5	6	15	5
Registration fees - Class A	N/A	8	N/A
Registration fees - Class B	N/A	1	N/A
Registration fees - Class J	N/A	16	N/A
Registration fees - Institutional	12	15	12
Service fees - R-1	17	42	12
Service fees - R-2	18	58	14
Service fees - R-3	136	207	73
Service fees - R-4	87	178	44
Service fees - R-5	137	385	112
Shareholder reports - Class A	N/A	8	N/A
Shareholder reports - Class J	N/A	28	N/A
Shareholder reports - Institutional	1	1	2
Transfer agent fees - Class A	N/A	65	N/A
Transfer agent fees - Class B	N/A	3	N/A
Transfer agent fees - Class J	N/A	247	N/A
Transfer agent fees - Institutional	4	7	2
Directors' expenses	9	34	6
Professional fees	9	12	9
Other expenses	6	25	4
Total Gross Expenses	913	3,440	570
Less: Reimbursement from Manager - Class A	N/A	26	N/A
Less: Reimbursement from Manager - Class B	N/A	4	N/A
Less: Reimbursement from Distributor - Class J	N/A	29	N/A
Total Net Expenses	913	3,381	570
Net Investment Income (Loss)	26,784	111,078	16,907

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	22,283	62,883	7,814
Capital gain distribution received from affiliated Funds	35,935	157,700	23,865
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(38,776)	(151,187)	(19,627)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	19,442	69,396	12,052
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,226	$180,474	$28,959

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2050 Fund(a)	2055 Fund	2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$58,586	$4,520	$1,476
Total Income	58,586	4,520	1,476
Expenses:
Management and investment advisory fees	328	26	9
Distribution fees - Class A	79	N/A	N/A
Distribution fees - Class B	3	N/A	N/A
Distribution fees - Class J	210	N/A	3
Distribution fees - R-1	32	4	1
Distribution fees - R-2	42	3	–
Distribution fees - R-3	98	15	3
Distribution fees - R-4	33	5	1
Administrative service fees - R-1	26	3	1
Administrative service fees - R-2	28	2	–
Administrative service fees - R-3	27	4	1
Administrative service fees - R-4	10	2	–
Administrative service fees - R-5	9	1	–
Registration fees - Class A	7	N/A	N/A
Registration fees - Class B	6	N/A	N/A
Registration fees - Class J	10	N/A	6
Registration fees - Institutional	13	7	6
Service fees - R-1	23	3	–
Service fees - R-2	35	2	–
Service fees - R-3	98	15	3
Service fees - R-4	82	13	3
Service fees - R-5	222	26	5
Shareholder reports - Class A	7	N/A	N/A
Shareholder reports - Class J	11	N/A	1
Shareholder reports - Institutional	2	1	–
Transfer agent fees - Class A	55	N/A	N/A
Transfer agent fees - Class B	2	N/A	N/A
Transfer agent fees - Class J	157	N/A	11
Transfer agent fees - Institutional	4	1	–
Directors' expenses	17	2	1
Professional fees	11	8	8
Other expenses	13	1	1
Total Gross Expenses	1,700	144	64
Less: Reimbursement from Manager - Class A	29	N/A	N/A
Less: Reimbursement from Manager - Class B	8	N/A	N/A
Less: Reimbursement from Manager - Class J	–	N/A	15
Less: Reimbursement from Distributor - Class J	8	N/A	–
Total Net Expenses	1,655	144	49
Net Investment Income (Loss)	56,931	4,376	1,427

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	16,918	500	46
Capital gain distribution received from affiliated Funds	82,879	6,392	2,014
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(62,872)	(3,589)	(741)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	36,925	3,303	1,319
Net Increase (Decrease) in Net Assets Resulting from Operations	$93,856	$7,679	$2,746

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2015 Fund	Hybrid 2020 Fund	Hybrid 2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$–
Total Income	–	–	–
Expenses:
Registration fees - Institutional	9	9	9
Directors' expenses	1	1	1
Professional fees	9	9	9
Total Gross Expenses	19	19	19
Less: Reimbursement from Manager - Institutional	19	19	19
Total Net Expenses	–	–	–
Net Investment Income (Loss)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	–
Change in unrealized appreciation/depreciation of:
Investment transactions in affiliated Funds	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$–

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2030 Fund	Hybrid 2035 Fund	Hybrid 2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$–
Total Income	–	–	–
Expenses:
Registration fees - Institutional	9	9	9
Directors' expenses	1	1	1
Professional fees	9	9	9
Total Gross Expenses	19	19	19
Less: Reimbursement from Manager - Institutional	19	19	19
Total Net Expenses	–	–	–
Net Investment Income (Loss)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	–
Change in unrealized appreciation/depreciation of:
Investment transactions in affiliated Funds	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$–

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2045 Fund	Hybrid 2050 Fund	Hybrid 2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$–
Total Income	–	–	–
Expenses:
Registration fees - Institutional	9	9	9
Directors' expenses	1	1	1
Professional fees	9	9	9
Total Gross Expenses	19	19	19
Less: Reimbursement from Manager - Institutional	19	19	19
Total Net Expenses	–	–	–
Net Investment Income (Loss)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	–
Change in unrealized appreciation/depreciation of:
Investment transactions in affiliated Funds	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$–

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic
Amounts in thousands	Hybrid 2060 Fund	Hybrid Income Fund	Income Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$12,464
Total Income	–	–	12,464
Expenses:
Management and investment advisory fees	N/A	N/A	117
Distribution fees - Class A	N/A	N/A	39
Distribution fees - Class B	N/A	N/A	1
Distribution fees - Class J	N/A	N/A	99
Distribution fees - R-1	N/A	N/A	13
Distribution fees - R-2	N/A	N/A	13
Distribution fees - R-3	N/A	N/A	41
Distribution fees - R-4	N/A	N/A	9
Administrative service fees - R-1	N/A	N/A	10
Administrative service fees - R-2	N/A	N/A	9
Administrative service fees - R-3	N/A	N/A	12
Administrative service fees - R-4	N/A	N/A	3
Administrative service fees - R-5	N/A	N/A	2
Registration fees - Class A	N/A	N/A	6
Registration fees - Class B	N/A	N/A	6
Registration fees - Class J	N/A	N/A	7
Registration fees - Institutional	9	9	8
Service fees - R-1	N/A	N/A	9
Service fees - R-2	N/A	N/A	11
Service fees - R-3	N/A	N/A	41
Service fees - R-4	N/A	N/A	24
Service fees - R-5	N/A	N/A	61
Shareholder reports - Class A	N/A	N/A	1
Shareholder reports - Class J	N/A	N/A	4
Transfer agent fees - Class A	N/A	N/A	22
Transfer agent fees - Class B	N/A	N/A	2
Transfer agent fees - Class J	N/A	N/A	27
Transfer agent fees - Institutional	–	–	1
Directors' expenses	1	1	7
Professional fees	9	9	10
Other expenses	–	–	6
Total Gross Expenses	19	19	621
Less: Reimbursement from Manager - Class A	N/A	N/A	11
Less: Reimbursement from Manager - Class B	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	19	19	–
Less: Reimbursement from Distributor - Class J	N/A	N/A	4
Total Net Expenses	–	–	598
Net Investment Income (Loss)	–	–	11,866

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	21,166
Capital gain distribution received from affiliated Funds	–	–	6,914
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	–	–	(21,995)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	6,085
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$17,951

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Real Estate	SAM Balanced	SAM Conservative
Amounts in thousands	Securities Fund(a)	Portfolio(a)	Balanced Portfolio(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$93,055	$30,850
Dividends	28,694	–	–
Interest	4	–	–
Total Income	28,698	93,055	30,850
Expenses:
Management and investment advisory fees	9,528	7,514	2,531
Distribution fees - Class A	332	2,641	624
Distribution fees - Class B	12	231	40
Distribution fees - Class C	190	3,720	1,240
Distribution fees - Class J	250	1,243	666
Distribution fees - R-1	14	8	5
Distribution fees - R-2	27	13	4
Distribution fees - R-3	79	78	24
Distribution fees - R-4	37	27	11
Administrative service fees - R-1	12	6	4
Administrative service fees - R-2	18	9	3
Administrative service fees - R-3	22	22	7
Administrative service fees - R-4	11	8	3
Administrative service fees - R-5	9	6	2
Registration fees - Class A	11	15	12
Registration fees - Class B	2	4	3
Registration fees - Class C	6	10	8
Registration fees - Class J	9	17	13
Registration fees - Class P	7	N/A	N/A
Registration fees - Institutional	32	8	8
Service fees - R-1	10	6	4
Service fees - R-2	23	11	4
Service fees - R-3	79	78	24
Service fees - R-4	93	67	26
Service fees - R-5	234	144	47
Shareholder reports - Class A	19	90	20
Shareholder reports - Class C	3	27	8
Shareholder reports - Class J	26	25	12
Shareholder reports - Class P	2	N/A	N/A
Shareholder reports - Institutional	23	–	–
Transfer agent fees - Class A	177	804	187
Transfer agent fees - Class B	4	33	9
Transfer agent fees - Class C	29	253	86
Transfer agent fees - Class J	126	187	99
Transfer agent fees - Class P	22	N/A	N/A
Transfer agent fees - Institutional	331	2	–
Custodian fees	2	–	–
Directors' expenses	18	38	13
Professional fees	13	12	10
Other expenses	11	29	11
Total Gross Expenses	11,853	17,386	5,768
Less: Reimbursement from Manager - Class A	–	–	41
Less: Reimbursement from Manager - Class B	2	–	8
Less: Reimbursement from Manager - Class C	–	–	14
Less: Reimbursement from Distributor - Class J	10	50	27
Total Net Expenses	11,841	17,336	5,678
Net Investment Income (Loss)	16,857	75,719	25,172

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	54,580	–	–
Investment transactions in affiliated Funds	–	148,264	31,535
Capital gain distribution received from affiliated Funds	–	109,644	27,264
Change in unrealized appreciation/depreciation of:
Investments	(22,111)	–	–
Investments in affiliated Funds	–	(184,584)	(41,299)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	32,469	73,324	17,500
Net Increase (Decrease) in Net Assets Resulting from Operations	$49,326	$149,043	$42,672

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio(a)	Income Portfolio(a)	Growth Portfolio(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$63,579	$41,294	$45,753
Total Income	63,579	41,294	45,753
Expenses:
Management and investment advisory fees	4,992	3,221	3,074
Distribution fees - Class A	1,892	1,009	1,264
Distribution fees - Class B	174	50	136
Distribution fees - Class C	2,776	1,602	1,668
Distribution fees - Class J	627	942	357
Distribution fees - R-1	7	1	7
Distribution fees - R-2	13	2	7
Distribution fees - R-3	33	14	21
Distribution fees - R-4	12	5	10
Administrative service fees - R-1	6	1	5
Administrative service fees - R-2	9	1	5
Administrative service fees - R-3	9	4	6
Administrative service fees - R-4	4	2	3
Administrative service fees - R-5	4	1	2
Registration fees - Class A	14	14	10
Registration fees - Class B	5	4	4
Registration fees - Class C	8	9	8
Registration fees - Class J	12	27	8
Registration fees - Institutional	7	7	7
Service fees - R-1	5	1	5
Service fees - R-2	11	1	6
Service fees - R-3	33	14	21
Service fees - R-4	30	14	24
Service fees - R-5	108	26	45
Shareholder reports - Class A	81	25	68
Shareholder reports - Class C	25	10	19
Shareholder reports - Class J	14	14	10
Transfer agent fees - Class A	622	240	489
Transfer agent fees - Class B	29	8	24
Transfer agent fees - Class C	213	105	152
Transfer agent fees - Class J	111	153	77
Transfer agent fees - Institutional	1	1	1
Directors' expenses	26	17	16
Professional fees	11	11	11
Other expenses	20	13	13
Total Gross Expenses	11,944	7,569	7,583
Less: Reimbursement from Distributor - Class J	25	38	14
Total Net Expenses	11,919	7,531	7,569
Net Investment Income (Loss)	51,660	33,763	38,184

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	141,147	26,949	89,592
Capital gain distribution received from affiliated Funds	95,516	20,488	88,393
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(175,504)	(39,436)	(148,739)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	61,159	8,001	29,246
Net Increase (Decrease) in Net Assets Resulting from Operations	$112,819	$41,764	$67,430

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2015 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Fund	Blend Fund(a)	Growth Fund I(b)
Net Investment Income (Loss)
Income:
Dividends	$–	$2,585	$3,574
Interest	28,472	–	28
Securities lending - net	–	–	1,287
Total Income	28,472	2,585	4,889
Expenses:
Management and investment advisory fees	5,404	1,996	9,012
Distribution fees - Class A	204	247	N/A
Distribution fees - Class B	N/A	9	N/A
Distribution fees - Class C	438	84	N/A
Distribution fees - Class J	148	256	66
Distribution fees - R-1	2	4	5
Distribution fees - R-2	3	5	10
Distribution fees - R-3	15	8	24
Distribution fees - R-4	7	3	8
Administrative service fees - R-1	2	3	4
Administrative service fees - R-2	2	4	7
Administrative service fees - R-3	4	2	7
Administrative service fees - R-4	2	1	2
Administrative service fees - R-5	1	1	2
Registration fees - Class A	9	9	N/A
Registration fees - Class B	N/A	1	N/A
Registration fees - Class C	8	5	N/A
Registration fees - Class J	9	6	9
Registration fees - Class P	13	7	N/A
Registration fees - Institutional	20	7	8
Registration fees - R-6	N/A	N/A	7
Service fees - R-1	2	3	4
Service fees - R-2	2	4	8
Service fees - R-3	15	8	24
Service fees - R-4	18	7	21
Service fees - R-5	12	20	45
Shareholder reports - Class A	11	22	N/A
Shareholder reports - Class C	5	1	N/A
Shareholder reports - Class J	9	21	16
Shareholder reports - Class P	1	1	N/A
Shareholder reports - Institutional	7	–	9
Transfer agent fees - Class A	141	188	N/A
Transfer agent fees - Class B	N/A	5	N/A
Transfer agent fees - Class C	52	16	N/A
Transfer agent fees - Class J	61	94	36
Transfer agent fees - Class P	26	–	N/A
Transfer agent fees - Institutional	134	2	60
Custodian fees	3	2	28
Directors' expenses	20	5	15
Professional fees	17	12	13
Other expenses	11	5	8
Total Gross Expenses	6,838	3,074	9,458
Less: Reimbursement from Manager	–	–	603
Less: Reimbursement from Manager - Class B	N/A	2	N/A
Less: Reimbursement from Manager - Class P	–	8	N/A
Less: Reimbursement from Manager - Institutional	–	–	20
Less: Reimbursement from Manager - R-3	–	–	1
Less: Reimbursement from Manager - R-4	–	–	1
Less: Reimbursement from Manager - R-5	–	–	2
Less: Reimbursement from Manager - R-6	N/A	N/A	8
Less: Reimbursement from Distributor - Class J	6	10	3
Total Net Expenses	6,832	3,054	8,820
Net Investment Income (Loss)	21,640	(469)	(3,931)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	863	17,178	133,586
Futures contracts	–	651	9,221
Change in unrealized appreciation/depreciation of:
Investments	1,524	26,205	(32,249)
Futures contracts	–	(317)	(5,260)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,387	43,717	105,298
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,027	$43,248	$101,367

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Six Months Ended April 30, 2015 (unaudited)
	SmallCap S&P 600	SmallCap
Amounts in thousands	Index Fund	Value Fund II(a)
Net Investment Income (Loss)
Income:
Dividends	$8,298	$13,024
Withholding tax	(2)	(2)
Interest	2	26
Securities lending - net	338	–
Total Income	8,636	13,048
Expenses:
Management and investment advisory fees	823	6,765
Distribution fees - Class A	N/A	1
Distribution fees - Class J	182	25
Distribution fees - R-1	23	3
Distribution fees - R-2	27	6
Distribution fees - R-3	167	14
Distribution fees - R-4	45	7
Administrative service fees - R-1	19	3
Administrative service fees - R-2	18	4
Administrative service fees - R-3	47	4
Administrative service fees - R-4	13	2
Administrative service fees - R-5	9	1
Registration fees - Class A	N/A	8
Registration fees - Class J	7	6
Registration fees - Class P	N/A	7
Registration fees - Institutional	10	7
Registration fees - R-6	N/A	7
Service fees - R-1	17	2
Service fees - R-2	23	5
Service fees - R-3	167	14
Service fees - R-4	111	17
Service fees - R-5	238	29
Shareholder reports - Class A	N/A	1
Shareholder reports - Class J	13	2
Shareholder reports - Class P	N/A	1
Shareholder reports - Institutional	7	4
Transfer agent fees - Class A	N/A	3
Transfer agent fees - Class J	79	14
Transfer agent fees - Institutional	70	47
Custodian fees	6	20
Directors' expenses	9	13
Professional fees	11	13
Other expenses	11	10
Total Gross Expenses	2,152	7,065
Less: Reimbursement from Manager	–	165
Less: Reimbursement from Manager - Class A	N/A	11
Less: Reimbursement from Manager - Class P	N/A	8
Less: Reimbursement from Manager - R-6	N/A	8
Less: Reimbursement from Distributor - Class J	7	1
Total Net Expenses	2,145	6,872
Net Investment Income (Loss)	6,491	6,176

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	32,065	115,505
Futures contracts	3,342	7,074
Change in unrealized appreciation/depreciation of:
Investments	4,181	(60,937)
Futures contracts	(1,799)	(4,552)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	37,789	57,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,280	$63,266

(a) R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Bond & Mortgage Securities Fund

												Period Ended				Year Ended
												April 30, 2015				October 31, 2014
Operations
Net investment income (loss)												$		52,511			$66,246
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														24,126			28,537
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														3,913			16,182
			Net Increase (Decrease) in Net Assets Resulting from Operations											80,550			110,965

Dividends and Distributions to Shareholders
From net investment income														(65,153)			(73,012)
							Total Dividends and Distributions							(65,153)			(73,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions													403,864				1,568,219
						Total Increase (Decrease) in Net Assets							419,261				1,606,172

Net Assets
Beginning of period													3,949,559				2,343,387
End of period (including undistributed net investment income as set forth below)													$4,368,820				$3,949,559
Undistributed (overdistributed) net investment income (loss)												$		(12,705)			$1,288

	Class A		Class B(a)		Class C	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$7,143		$10		$656	$6,163	$ 1,239,839	$646		$1,280		$1,571		$4,482		$7,240
Issued in acquisitions	–		–		–	–	44,389	2,471		3,127		9,416		6,309		17,134
Reinvested	1,301		6		55	2,173	59,787	59		135		356		346		763
Redeemed	(9,193)		(1,221)		(535)	(10,911)	(966,658)	(853)		(1,901)		(5,413)		(10,461)		(5,847)
Net Increase (Decrease)	$(749	) $	(1,205	) $	176	$(2,575)	$ 377,357	$2,323		$2,641		$5,930		$676		$19,290
Shares:
Sold	649		1		60	557	113,247	59		119		144		403		662
Issued in acquisitions	–		–		–	–	4,050	226		288		864		569		1,571
Reinvested	118		1		5	196	5,431	5		12		33		31		70
Redeemed	(836)		(111)		(49)	(987)	(88,305)	(78)		(175)		(496)		(943)		(534)
Net Increase (Decrease)	(69)		(109)		16	(234)	34,423	212		244		545		60		1,769
Year Ended October 31, 2014
Dollars:
Sold	$10,462		$5		$949	$13,189	$1,668,533	$977		$3,424		$5,145		$6,468		$9,858
Reinvested	2,351		21		92	3,877	63,712	100		264		661		652		1,138
Redeemed	(19,329)		(468)		(1,450)	(26,874)	(133,460)	(2,469)		(8,049)		(11,688)		(10,773)		(9,099)
Net Increase (Decrease)	$(6,516	) $	(442	) $	(409)	$(9,808)	$1,598,785	$(1,392)		$(4,361)		$(5,882)		$(3,653)		$1,897
Shares:
Sold	964		–		87	1,203	152,458	90		316		476		586		912
Reinvested	216		2		9	353	5,844	9		24		61		59		105
Redeemed	(1,779)		(43)		(134)	(2,457)	(12,260)	(226)		(746)		(1,080)		(979)		(842)
Net Increase (Decrease)	(599)		(41)		(38)	(901)	146,042	(127)		(406)		(543)		(334)		175

Distributions:
Period Ended April 30, 2015
From net investment income	$(1,355	) $	(8	) $	(60)	$(2,184)	$ (59,885)	$(59	) $	(135	) $	(356	) $	(346	) $	(765)
From net realized gain on
investments	–		–		–	–	–	–		–		–		–		–
Total Dividends and Distributions	$(1,355	) $	(8	) $	(60)	$(2,184)	$ (59,885)	$(59)		$(135	) $	(356	) $	(346	) $	(765)
Year Ended October 31, 2014
From net investment income	$(2,461	) $	(22	) $	(99)	$(3,900)	$ (63,715)	$(100)		$(264	) $	(661	) $	(652	) $	(1,138)
From net realized gain on
investments	–		–		–	–	–	–		–		–		–		–
Total Dividends and Distributions	$(2,461	) $	(22	) $	(99)	$(3,900)	$ (63,715)	$(100)		$(264	) $	(661	) $	(652	) $	(1,138)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								California Municipal Fund

								Period Ended	Year Ended
								April 30, 2015	October 31, 2014
Operations
Net investment income (loss)								$4,391	$8,041
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								451	(1,654)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(771)	15,116
			Net Increase (Decrease) in Net Assets Resulting from Operations					4,071	21,503

Dividends and Distributions to Shareholders
From net investment income								(3,692)	(7,623)
							Total Dividends and Distributions	(3,692)	(7,623)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(9,585)	40,983
							Total Increase (Decrease) in Net Assets	(9,206)	54,863

Net Assets
Beginning of period								227,567	172,704
End of period (including undistributed net investment income as set forth below)								$218,361	$227,567
Undistributed (overdistributed) net investment income (loss)								$1,404	$705

	Class A		Class B(a)		Class C		Institutional
Capital Share Transactions:
Period Ended April 30, 2015(b)
Dollars:
Sold	$21,830	$	– $		2,961		$10
Reinvested	3,224		2		133		–
Redeemed	(35,821)		(392)		(1,532)		–
Net Increase (Decrease)	$(10,767	) $	(390	) $	1,562		$10
Shares:
Sold	2,055		–		280		1
Reinvested	304		–		12		–
Redeemed	(3,380)		(37)		(145)		–
Net Increase (Decrease)	(1,021)		(37)		147		1
Year Ended October 31, 2014
Dollars:
Sold	$71,192		$2		$4,564		N/A
Reinvested	6,622		19		274		N/A
Redeemed	(38,829)		(562)		(2,299)		N/A
Net Increase (Decrease)	$38,985		$(541	) $	2,539		N/A
Shares:
Sold	6,942		–		449		N/A
Reinvested	652		2		27		N/A
Redeemed	(3,849)		(55)		(228)		N/A
Net Increase (Decrease)	3,745		(53)		248		N/A

Distributions:
Period Ended April 30, 2015(b)
From net investment income	$(3,543	) $	(2	) $	(147	) $	–
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions	$(3,543	) $	(2	) $	(147	) $	–
Year Ended October 31, 2014
From net investment income	$(7,308	) $	(19	) $	(296)		N/A
From net realized gain on
investments	–		–		–		N/A
Total Dividends and Distributions	$(7,308	) $	(19	) $	(296)		N/A

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from February 27, 2015, date operations commenced, through April 30, 2015 for Institutional class.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Diversified International Fund

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)													$		46,181				$80,393
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															74,827		225,262
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														110,012			(140,870)
			Net Increase (Decrease) in Net Assets Resulting from Operations											231,020			164,785

Dividends and Distributions to Shareholders
From net investment income															(78,901)				(95,806)
									Total Dividends and Distributions						(78,901)				(95,806)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(99,460)		540,865
							Total Increase (Decrease) in Net Assets								52,659		609,844

Net Assets
Beginning of period														5,514,641			4,904,797
End of period (including undistributed net investment income as set forth below)														$5,567,300			$5,514,641
Undistributed (overdistributed) net investment income (loss)													$		24,219				$56,939
	Class A		Class B(a)		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$15,694		$38		$1,650		$7,810		$1,289	$672,801	$395		$550		$2,780		$3,911		$5,875
Reinvested	2,335		–		31		2,194		58	71,970	34		71		445		450		974
Redeemed	(17,836)		(3,857)		(1,455)		(16,227)		(1,088)	(815,278)	(676)		(1,784)		(12,241)		(8,176)		(12,197)
Net Increase (Decrease)	$193		$(3,819)		$226		$(6,223	) $	259	$(70,507)	$(247	) $	(1,163)		$(9,016	) $	(3,815	) $	(5,348)
Shares:
Sold	1,317		3		138		662		109	57,155	33		47		237		326		497
Reinvested	202		–		3		192		5	6,258	3		6		39		39		84
Redeemed	(1,508)		(318)		(124)		(1,393)		(94)	(70,892)	(58)		(155)		(1,056)		(697)		(1,041)
Net Increase (Decrease)	11		(315)		17		(539)		20	(7,479)	(22)		(102)		(780)		(332)		(460)
Year Ended October 31, 2014
Dollars:
Sold	$20,149		$47		$3,199		$17,207		$3,568	$735,763	$940		$1,757		$4,913		$6,851		$15,333
Reinvested	3,534		3		111		3,246		29	85,163	69		144		808		821		1,444
Redeemed	(35,806)		(1,547)		(2,792)		(27,473)		(854)	(238,628)	(2,129)		(4,557)		(12,231)		(18,147)		(20,070)
Net Increase (Decrease)	$(12,123)		$(1,497)		$518		$(7,020	) $	2,743	$582,298	$(1,120	) $	(2,656)		$(6,510)		$ (10,475)		$(3,293)
Shares:
Sold	1,687		4		268		1,447		306	61,487	79		147		412		563		1,281
Reinvested	297		–		9		276		2	7,205	6		12		68		69		121
Redeemed	(2,981)		(128)		(232)		(2,320)		(72)	(19,953)	(178)		(385)		(1,028)		(1,505)		(1,647)
Net Increase (Decrease)	(997)		(124)		45		(597)		236	48,739	(93)		(226)		(548)		(873)		(245)

Distributions:
Period Ended April 30, 2015
From net investment income	$(2,626	) $	–		$(31	) $	(2,194	) $	(72) $	(72,004)	$(34	) $	(71	) $	(445	) $	(450	) $	(974)
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(2,626	) $	–		$(31	) $	(2,194	) $	(72) $	(72,004)	$(34	) $	(71	) $	(445	) $	(450	) $	(974)
Year Ended October 31, 2014
From net investment income	$(3,910	) $	(3	) $	(116	) $	(3,248	) $	(36) $	(85,207)	$(69	) $	(144	) $	(808	) $	(821	) $	(1,444)
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(3,910	) $	(3	) $	(116	) $	(3,248	) $	(36) $	(85,207)	$(69	) $	(144	) $	(808	) $	(821	) $	(1,444)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Equity Income Fund

												Period Ended				Year Ended
												April 30, 2015				October 31, 2014
Operations
Net investment income (loss)												$		70,629			$141,668
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													216,010				145,085
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(85,042)			545,843
			Net Increase (Decrease) in Net Assets Resulting from Operations										201,597				832,596

Dividends and Distributions to Shareholders
From net investment income														(63,029)			(120,648)
							Total Dividends and Distributions							(63,029)			(120,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(114,967)				(8,569)
						Total Increase (Decrease) in Net Assets								23,601			703,379

Net Assets
Beginning of period													5,983,963				5,280,584
End of period (including undistributed net investment income as set forth below)													$6,007,564				$5,983,963
Undistributed (overdistributed) net investment income (loss)												$		52,189			$44,589
	Class A	Class B(a)		Class C		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$81,067	$96		$18,105		$21,283	$541,528	$670		$796		$4,073		$7,602		$11,892
Reinvested	9,179	77		1,024		1,259	47,548	25		38		652		543		1,714
Redeemed	(81,906)		(32,731)	(13,708)		(19,611)	(681,062)	(470)		(1,768)		(13,868)		(6,408)		(12,606)
Net Increase (Decrease)	$8,340	$(32,558	) $	5,421		$2,931	$(91,986)	$225		$(934	) $	(9,143	) $	1,737		$1,000
Shares:
Sold	3,011	3		694		797	20,226	26		30		154		286		443
Reinvested	342	3		39		47	1,768	1		1		24		20		64
Redeemed	(3,065)		(1,213)	(524)		(733)	(25,627)	(18)		(66)		(522)		(240)		(469)
Net Increase (Decrease)	288		(1,207)	209		111	(3,633)	9		(35)		(344)		66		38
Year Ended October 31, 2014
Dollars:
Sold	$135,913	$459		$32,125		$54,721	$227,886	$528		$2,067		$12,309		$8,673		$24,347
Reinvested	17,588	399		1,781		1,832	91,461	48		110		1,345		1,058		3,146
Redeemed	(200,992)		(27,126)	(25,429)		(21,542)	(296,228)	(1,560)		(4,758)		(15,112)		(12,788)		(20,830)
Net Increase (Decrease)	$(47,491)	$ (26,268)		$8,477		$35,011	$23,119	$(984)		$(2,581	) $	(1,458	) $	(3,057	) $	6,663
Shares:
Sold	5,525	19		1,328		2,181	9,180	21		83		496		353		980
Reinvested	702	16		73		73	3,644	2		4		54		42		125
Redeemed	(8,098)		(1,098)	(1,048)		(869)	(11,977)	(62)		(190)		(605)		(508)		(841)
Net Increase (Decrease)	(1,871)		(1,063)	353		1,385	847	(39)		(103)		(55)		(113)		264

Distributions:
Period Ended April 30, 2015
From net investment income	$(9,528)	$(78	) $	(1,218	) $	(1,474)	$ (47,747)	$(25	) $	(50	) $	(652	) $	(543	) $	(1,714)
From net realized gain on
investments	–	–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(9,528)	$(78	) $	(1,218	) $	(1,474)	$ (47,747)	$(25	) $	(50	) $	(652	) $	(543	) $	(1,714)
Year Ended October 31, 2014
From net investment income	$ (18,209)	$(408	) $	(2,143	) $	(2,217)	$ (91,938)	$(49	) $	(134	) $	(1,345	) $	(1,058	) $	(3,147)
From net realized gain on
investments	–	–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$ (18,209)	$(408	) $	(2,143	) $	(2,217)	$ (91,938)	$(49	) $	(134	) $	(1,345	) $	(1,058	) $	(3,147)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2015	October 31, 2014
Operations
Net investment income (loss)					$225,587	$371,971
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(30,690)	255,197
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(14,049)	22,079
		Net Increase (Decrease) in Net Assets Resulting from Operations			180,848	649,247

Dividends and Distributions to Shareholders
From net investment income					(245,297)	(363,272)
From net realized gain on investments					(239,376)	–
				Total Dividends and Distributions	(484,673)	(363,272)

Capital Share Transactions
Net increase (decrease) in capital share transactions					2,287,636	1,468,629
				Total Increase (Decrease) in Net Assets	1,983,811	1,754,604

Net Assets
Beginning of period					9,947,234	8,192,630
End of period (including undistributed net investment income as set forth below)					$11,931,045	$9,947,234
Undistributed (overdistributed) net investment income (loss)					$64,609	$84,319
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$418,448	$319,130	$ 784,156	$2,181,785
Reinvested	101,857	92,732	100,165	99,576
Redeemed	(346,263)	(223,831)	(944,828)	(295,291)
Net Increase (Decrease)	$174,042	$188,031	$ (60,507)	$ 1,986,070
Shares:
Sold	29,361	22,512	55,300	152,758
Reinvested	7,244	6,637	7,151	7,097
Redeemed	(24,357)	(15,826)	(65,669)	(20,772)
Net Increase (Decrease)	12,248	13,323	(3,218)	139,083
Year Ended October 31, 2014
Dollars:
Sold	$870,398	$665,254	$ 1,925,041	$ 634,890
Reinvested	96,008	65,238	79,115	47,857

Redeemed	(1,257,572)	(422,045)	(1,027,399)	(208,156)
Net Increase (Decrease)	$(291,166)	$ 308,447	$ 976,757	$474,591
Shares:
Sold	59,379	45,575	130,738	43,408
Reinvested	6,600	4,505	5,446	3,288
Redeemed	(85,592)	(29,153)	(70,823)	(14,375)
Net Increase (Decrease)	(19,613)	20,927	65,361	32,321

Distributions:
Period Ended April 30, 2015
From net investment income	$ (58,558)	$ (55,679)	$ (74,871)	$ (56,189)
From net realized gain on
investments	(58,492)	(66,073)	(69,782)	(45,029)
Total Dividends and Distributions	$ (117,050)	$ (121,752)	$ (144,653)	$ (101,218)
Year Ended October 31, 2014
From net investment income	$ (109,792)	$ (87,765)	$ (116,538)	$ (49,177)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions	$ (109,792)	$ (87,765)	$ (116,538)	$ (49,177)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Real Estate Securities Fund

								Period Ended	Year Ended
								April 30, 2015	October 31, 2014
Operations
Net investment income (loss)								$24,093	$28,858
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								65,895	35,031
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								19,334	156,170
			Net Increase (Decrease) in Net Assets Resulting from Operations					109,322	220,059

Dividends and Distributions to Shareholders
From net investment income								(64,147)	(39,949)
From net realized gain on investments								(14,594)	(52,789)
							Total Dividends and Distributions	(78,741)	(92,738)

Capital Share Transactions
Net increase (decrease) in capital share transactions								433,654	591,598
						Total Increase (Decrease) in Net Assets		464,235	718,919

Net Assets
Beginning of period								2,335,218	1,616,299
End of period (including undistributed net investment income as set forth below)								$2,799,453	$2,335,218
Undistributed (overdistributed) net investment income (loss)								$(45,874)	$(5,820)

	Class A		Class C		Class P	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2015(a)
Dollars:
Sold	$44,433		$13,689		$66,717	$653,405	$18
Reinvested	3,119		1,311		2,913	65,899	–
Redeemed	(17,007)		(4,771)		(25,474)	(370,598)	–
Net Increase (Decrease)	$30,545		$10,229		$44,156	$348,706	$18
Shares:
Sold	4,965		1,570		7,005	69,137	2
Reinvested	355		153		312	7,048	–
Redeemed	(1,905)		(549)		(2,688)	(39,152)	–
Net Increase (Decrease)	3,415		1,174		4,629	37,033	2
Year Ended October 31, 2014
Dollars:
Sold	$54,659		$24,488		$85,308	$531,471	N/A
Reinvested	3,975		1,293		2,678	80,250	N/A
Redeemed	(33,165)		(5,854)		(34,861)	(118,644)	N/A
Net Increase (Decrease)	$25,469		$19,927		$53,125	$493,077	N/A
Shares:
Sold	6,773		3,084		9,818	61,008	N/A
Reinvested	511		172		323	9,706	N/A
Redeemed	(4,054)		(734)		(4,092)	(13,766)	N/A
Net Increase (Decrease)	3,230		2,522		6,049	56,948	N/A

Distributions:
Period Ended April 30, 2015(a)
From net investment income	$(2,740	) $	(1,074	) $	(2,897)	$ (57,436)	$–
From net realized gain on
investments	(655)		(311)		(657)	(12,971)	–
Total Dividends and Distributions	$(3,395	) $	(1,385	) $	(3,554)	$ (70,407)	$–
Year Ended October 31, 2014
From net investment income	$(1,614	) $	(413	) $	(1,497)	$ (36,425)	N/A
From net realized gain on
investments	(2,514)		(994)		(1,879)	(47,402)	N/A
Total Dividends and Distributions	$(4,128	) $	(1,407	) $	(3,376)	$ (83,827)	N/A

(a)	Period from November 25, 2014, date operations commenced, through April 30, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

													Government & High Quality Bond Fund
Amounts in thousands

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)															$18,680				$40,336
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															6,248				8,269
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															3,660				10,453
			Net Increase (Decrease) in Net Assets Resulting from Operations												28,588				59,058

Dividends and Distributions to Shareholders
From net investment income															(20,198)				(51,206)
From tax return of capital															–				(230)
									Total Dividends and Distributions						(20,198)				(51,436)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(110,842)				(129,220)
							Total Increase (Decrease) in Net Assets						(102,452)				(121,598)

Net Assets
Beginning of period													1,664,682				1,786,280
End of period (including undistributed net investment income as set forth below)													$1,562,230				$1,664,682
Undistributed (overdistributed) net investment income (loss)															$(5,677)				$(4,159)
	Class A		Class B(a)		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$18,485		$10		$4,124		$7,032		$1,327	$78,818	$275		$326		$2,147		$2,431		$3,532
Reinvested	3,647		15		456		1,567		85	13,538	26		48		187		133		273
Redeemed	(35,011)		(3,957)		(7,340)		(12,577)		(1,165)	(180,009)	(79)		(751)		(2,285)		(2,832)		(3,318)
Net Increase (Decrease)	$(12,879	) $	(3,932	) $	(2,760	) $	(3,978	) $	247	$(87,653)	$222		$(377	) $	49		$(268	) $	487
Shares:
Sold	1,671		1		373		635		119	7,092	25		30		193		219		319
Reinvested	329		1		41		141		7	1,221	2		4		17		12		24
Redeemed	(3,161)		(358)		(664)		(1,134)		(105)	(16,262)	(7)		(68)		(206)		(255)		(299)
Net Increase (Decrease)	(1,161)		(356)		(250)		(358)		21	(7,949)	20		(34)		4		(24)		44
Year Ended October 31, 2014
Dollars:
Sold	$23,479		$45		$7,502		$14,083		$2,634	$35,749	$681		$938		$4,095		$3,101		$6,326
Reinvested	9,331		93		1,313		3,718		203	34,703	63		123		445		310		553
Redeemed	(105,332)		(2,054)		(31,639)		(27,446)		(6,312)	(87,871)	(1,423)		(1,373)		(6,202)		(3,269)		(5,787)
Net Increase (Decrease)	$(72,522	) $	(1,916)		$ (22,824)		$(9,645	) $	(3,475)	$ (17,419)	$(679	) $	(312	) $	(1,662	) $	142		$1,092
Shares:
Sold	2,139		4		684		1,281		239	3,272	62		85		373		283		575
Reinvested	851		9		120		339		19	3,162	6		11		40		28		50
Redeemed	(9,619)		(188)		(2,893)		(2,504)		(576)	(7,995)	(130)		(125)		(566)		(298)		(528)
Net Increase (Decrease)	(6,629)		(175)		(2,089)		(884)		(318)	(1,561)	(62)		(29)		(153)		13		97

Distributions:
Period Ended April 30, 2015
From net investment income	$(3,815	) $	(19	) $	(476	) $	(1,584	) $	(96) $	(13,538)	$(26	) $	(50	) $	(187	) $	(133	) $	(274)
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(3,815	) $	(19	) $	(476	) $	(1,584	) $	(96) $	(13,538)	$(26	) $	(50	) $	(187	) $	(133	) $	(274)
Year Ended October 31, 2014
From net investment income	$(9,719	) $	(96	) $	(1,360	) $	(3,740	) $	(236) $	(34,566)	$(63	) $	(125	) $	(443	) $	(308	) $	(550)
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–		–
From tax return of capital	(42)		–		(5)		(17)		(1)	(157)	–		(1)		(2)		(2)		(3)
Total Dividends and Distributions	$(9,761	) $	(96	) $	(1,365	) $	(3,757	) $	(237)	$ (34,723)	$(63	) $	(126	) $	(445	) $	(310	) $	(553)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						High Yield Fund

						Period Ended	Year Ended
						April 30, 2015	October 31, 2014
Operations
Net investment income (loss)						$101,586	$225,102
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(3,468)	48,498
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(35,170)	(62,580)
		Net Increase (Decrease) in Net Assets Resulting from Operations				62,948	211,020

Dividends and Distributions to Shareholders
From net investment income						(108,770)	(239,844)
From net realized gain on investments						(40,031)	(85,621)
					Total Dividends and Distributions	(148,801)	(325,465)

Capital Share Transactions
Net increase (decrease) in capital share transactions						240,733	(246,679)
				Total Increase (Decrease) in Net Assets		154,880	(361,124)

Net Assets
Beginning of period						3,762,506	4,123,630
End of period (including undistributed net investment income as set forth below)						$3,917,386	$3,762,506
Undistributed (overdistributed) net investment income (loss)						$(11,974)	$(4,790)

	Class A	Class B(a)	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$551,879	$109	$24,797	$ 115,380	$ 909,614
Reinvested	45,166	478	14,307	28,475	48,077
Redeemed	(581,111)	(24,509)	(69,607)	(387,787)	(434,535)
Net Increase (Decrease)	$15,934	$(23,922)	$ (30,503)	$ (243,932)	$ 523,156
Shares:
Sold	73,034	15	3,287	15,402	121,551
Reinvested	6,082	64	1,913	3,830	6,525
Redeemed	(78,135)	(3,248)	(9,245)	(51,123)	(58,280)
Net Increase (Decrease)	981	(3,169)	(4,045)	(31,891)	69,796
Year Ended October 31, 2014
Dollars:
Sold	$426,403	$271	$54,605	$ 680,265	$ 416,363
Reinvested	134,155	1,852	32,563	50,252	73,608

Redeemed	(1,287,497)	(9,751)	(122,090)	(308,173)	(389,505)
Net Increase (Decrease)	$(726,939)	$(7,628)	$ (34,922)	$ 422,344	$100,466
Shares:
Sold	54,372	34	6,897	86,607	53,715
Reinvested	17,162	236	4,133	6,430	9,514
Redeemed	(164,357)	(1,236)	(15,449)	(39,394)	(50,213)
Net Increase (Decrease)	(92,823)	(966)	(4,419)	53,643	13,016

Distributions:
Period Ended April 30, 2015
From net investment income	$ (35,104)	$(356)	$ (11,708)	$(23,794)	$ (37,808)
From net realized gain on
investments	(13,383)	(243)	(5,198)	(8,484)	(12,723)
Total Dividends and Distributions	$ (48,487)	$(599)	$ (16,906)	$ (32,278)	$ (50,531)
Year Ended October 31, 2014
From net investment income	$ (100,794)	$(1,487)	$ (27,559)	$ (50,609)	$ (59,395)
From net realized gain on
investments	(40,698)	(659)	(11,297)	(13,638)	(19,329)
Total Dividends and Distributions	$ (141,492)	$(2,146)	$ (38,856)	$ (64,247)	$ (78,724)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended	Year Ended
			April 30, 2015	October 31, 2014
Operations
Net investment income (loss)			$43,719	$91,505
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(3,914)	16,005
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(17,100)	(27,129)
		Net Increase (Decrease) in Net Assets Resulting from Operations	22,705	80,381

Dividends and Distributions to Shareholders
From net investment income			(43,935)	(91,233)
From net realized gain on investments			(13,688)	(29,943)
		Total Dividends and Distributions	(57,623)	(121,176)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(727,603)	305,020
		Total Increase (Decrease) in Net Assets	(762,521)	264,225

Net Assets
Beginning of period			1,792,431	1,528,206
End of period (including undistributed net investment income as set forth below)			$1,029,910	$1,792,431
Undistributed (overdistributed) net investment income (loss)			$304	$520
	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$107,748	$ 275,455
Reinvested	1,086	54,106

Redeemed	(56,163)	(1,109,835)
Net Increase (Decrease)	$52,671	$ (780,274)
Shares:
Sold	10,445	26,914
Reinvested	106	5,323
Redeemed	(5,549)	(108,010)
Net Increase (Decrease)	5,002	(75,773)
Year Ended October 31, 2014
Dollars:
Sold	$18,629	$ 374,769
Reinvested	1,970	118,060
Redeemed	(50,283)	(158,125)
Net Increase (Decrease)	$(29,684)	$ 334,704
Shares:
Sold	1,749	35,256
Reinvested	186	11,143
Redeemed	(4,750)	(14,867)
Net Increase (Decrease)	(2,815)	31,532

Distributions:
Period Ended April 30, 2015
From net investment income$	(915)	$ (43,020)
From net realized gain on
investments	(174)	(13,514)
Total Dividends and Distributions	$ (1,089)	$ (56,534)
Year Ended October 31, 2014
From net investment income	$(1,327)	$ (89,906)
From net realized gain on
investments	(644)	(29,299)
Total Dividends and Distributions	$(1,971)	$ (119,205)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																	Income Fund

															Period Ended			Year Ended
															April 30, 2015			October 31, 2014
Operations
Net investment income (loss)															$47,593			$91,471
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															7,256				6,938
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(3,514)			27,302
			Net Increase (Decrease) in Net Assets Resulting from Operations												51,335			125,711

Dividends and Distributions to Shareholders
From net investment income															(49,658)			(97,957)
									Total Dividends and Distributions						(49,658)			(97,957)

Capital Share Transactions
Net increase (decrease) in capital share transactions															290,912			371,600
									Total Increase (Decrease) in Net Assets						292,589			399,354

Net Assets
Beginning of period															2,843,995			2,444,641
End of period (including undistributed net investment income as set forth below)															$3,136,584			$2,843,995
Undistributed (overdistributed) net investment income (loss)															$(13,096)			$(11,031)
	Class A		Class B(a)		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$32,619		$29		$8,994		$12,744		$14,289	$ 290,535	$4,371		$466		$9,951		$6,773	$18,613	$10
Reinvested	3,973		29		697		1,406		281	41,318	155		28		418		371	641	–
Redeemed	(34,477)		(6,253)		(6,460)		(12,001)		(9,752)	(81,483)	(652)		(127)		(1,859)		(2,558)	(2,177)	–
Net Increase (Decrease)	$2,115		$(6,195	)$	3,231		$2,149		$4,818	$ 250,370	$3,874		$367		$8,510		$4,586	$17,077	$10
Shares:
Sold	3,345		3		919		1,304		1,456	29,735	447		47		1,015		691	1,903	1
Reinvested	407		3		71		144		29	4,216	16		3		43		38	65	–
Redeemed	(3,533)		(639)		(659)		(1,229)		(998)	(8,346)	(67)		(13)		(190)		(261)	(223)	–
Net Increase (Decrease)	219		(633)		331		219		487	25,605	396		37		868		468	1,745	1
Year Ended October 31, 2014
Dollars:
Sold	$54,330		$206		$9,756		$22,997		$28,518	$ 339,640	$5,912		$1,293		$ 10,136		$8,004	$ 39,682	N/A
Reinvested	9,350		170		1,692		2,995		458	79,892	230		46		733		650	1,145	N/A
Redeemed	(87,220)		(3,628)		(20,465)		(21,760)		(17,081)	(60,128)	(1,497)		(295)		(7,871)		(2,961)	(23,329)	N/A
Net Increase (Decrease)	$(23,540	)$	(3,252	)$	(9,017	)$	4,232		$11,895	$ 359,404	$4,645		$1,044		$2,998		$5,693	$17,498	N/A
Shares:
Sold	5,575		21		998		2,358		2,915	34,784	606		132		1,036		821	4,090	N/A
Reinvested	961		17		173		307		47	8,189	23		5		75		66	117	N/A
Redeemed	(8,982)		(373)		(2,102)		(2,241)		(1,744)	(6,187)	(154)		(30)		(804)		(303)	(2,389)	N/A
Net Increase (Decrease)	(2,446)		(335)		(931)		424		1,218	36,786	475		107		307		584	1,818	N/A

Distributions:
Period Ended April 30, 2015
From net investment
income	$(4,153	)$	(38	)$	(744	)$	(1,423	)$	(358)	$ (41,323)	$(155	)$	(33	)$	(418	)$	(371)$	(642)$	–
From net realized gain on
investments	–		–		–		–		– –		–		–		–		–	–	–
Total Dividends and
Distributions	$(4,153	)$	(38	)$	(744	)$	(1,423	)$	(358)	$ (41,323)	$(155	)$	(33	)$	(418	)$	(371)$	(642)$	–
Year Ended October 31, 2014
From net investment
income	$(9,698	)$	(185	)$	(1,796	)$	(3,044	)$	(522)	$ (79,903)	$(230	)$	(51	)$	(733	)$	(650)$	(1,145)	N/A
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–	–	N/A
Total Dividends and
Distributions	$(9,698	)$	(185	)$	(1,796	)$	(3,044	)$	(522)	$ (79,903)	$(230	)$	(51	)$	(733	)$	(650)$	(1,145)	N/A

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Inflation Protection Fund

											Period Ended		Year Ended
											April 30, 2015		October 31, 2014
Operations
Net investment income (loss)											$	(15,205)	$11,871
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												8,200	(4,364)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												24,799	8,210
		Net Increase (Decrease) in Net Assets Resulting from Operations										17,794	15,717

Dividends and Distributions to Shareholders
From net investment income												(17,061)	–
From net realized gain on investments												–	(14,478)
					Total Dividends and Distributions							(17,061)	(14,478)

Capital Share Transactions
Net increase (decrease) in capital share transactions												489,163	245,063
			Total Increase (Decrease) in Net Assets									489,896	246,302

Net Assets
Beginning of period												1,065,000	818,698
End of period (including undistributed net investment income as set forth below)												$1,554,896	$1,065,000
Undistributed (overdistributed) net investment income (loss)											$	(16,080)	$16,186

	Class A	Class C	Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$9,320	$161	$861	$ 575,101	$74		$109		$934		$393	$829
Reinvested	175	39	101	16,564	8		7		73		25	52
Redeemed	(2,384)	(495)	(1,474)	(108,147)	(312)		(160)		(1,496)		(540)	(655)
Net Increase (Decrease)	$7,111	$(295)	$(512)	$ 483,518	$(230)		$(44	) $	(489	) $	(122)	)$ 226
Shares:
Sold	1,088	19	103	66,938	9		13		111		47	98
Reinvested	21	5	12	1,962	1		1		9		3	6
Redeemed	(279)	(59)	(176)	(12,586)	(37)		(20)		(178)		(64)	(77)
Net Increase (Decrease)	830	(35)	(61)	56,314	(27)		(6)		(58)		(14)	27
Year Ended October 31, 2014
Dollars:
Sold	$3,608	$651	$1,853	$ 348,938	$401		$311		$1,843		$1,183	$10,520
Reinvested	290	78	174	13,685	17		15		112		30	48
Redeemed	(6,481)	(1,673)	(3,104)	(113,628)	(414)		(490)		(2,442)		(824)	(9,638)
Net Increase (Decrease)	$(2,583)	$(944)	$(1,077)	$ 248,995	$4		$(164	) $	(487	) $	389	$930
Shares:
Sold	416	78	219	40,803	49		37		218		139	1,253
Reinvested	35	9	21	1,639	2		2		14		4	6
Redeemed	(758)	(201)	(370)	(13,207)	(51)		(59)		(292)		(97)	(1,109)
Net Increase (Decrease)	(307)	(114)	(130)	29,235	–		(20)		(60)		46	150

Distributions:
Period Ended April 30, 2015
From net investment income	$(186)	$(45)	$(101)	$ (16,564)	$(8	) $	(7	) $	(73	) $	(25)	$(52)
From net realized gain on
investments	–	–	–	–	–		–		–		–	–
Total Dividends and Distributions	$(186)	$(45)	$(101)	$ (16,564)	$(8	) $	(7	) $	(73	) $	(25)	$(52)
Year Ended October 31, 2014
From net investment income	$– $	– $	–	$ –	$– $		– $		– $		–	$–
From net realized gain on
investments	(307)	(90)	(174)	(13,685)	(17)		(15)		(112)		(30)	(48)
Total Dividends and Distributions	$(307)	$(90)	$(174)	$ (13,685)	$(17)		$(15	) $	(112	) $	(30)	$(48)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													International Emerging Markets Fund

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)													$		3,449		$		23,618
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															4,238				14,598
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															46,522				(28,938)
			Net Increase (Decrease) in Net Assets Resulting from Operations												54,209				9,278

Dividends and Distributions to Shareholders
From net investment income															(31,011)				(14,005)
								Total Dividends and Distributions							(31,011)				(14,005)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(366,627)			176,676
						Total Increase (Decrease) in Net Assets								(343,429)			171,949

Net Assets
Beginning of period														2,059,356			1,887,407
End of period (including undistributed net investment income as set forth below)														$1,715,927			$2,059,356
Undistributed (overdistributed) net investment income (loss)													$		(3,500)		$		24,062

	Class A		Class B(a)	Class C		Class J		Class P	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$9,203		$12	$907		$6,875		$366	$ 197,897		$282		$489		$1,509		$2,511		$4,626
Reinvested	983		–	25		1,604		24	27,544		25		48		140		180		400
Redeemed	(7,532)		(3,363)	(1,064)		(12,814)		(709)	(581,743)		(338)		(1,285)		(3,354)		(3,645)		(6,430)
Net Increase (Decrease)	$2,654		$(3,351)	$(132)		$(4,335	) $	(319)	$ (356,302)		$(31	) $	(748)		$(1,705	) $	(954	) $	(1,404)
Shares:
Sold	378		1	39		290		15	8,301		12		20		63		105		195
Reinvested	42		–	1		71		1	1,187		1		2		6		8		17
Redeemed	(312)		(148)	(46)		(552)		(29)	(24,271)		(14)		(55)		(141)		(155)		(270)
Net Increase (Decrease)	108		(147)	(6)		(191)		(13)	(14,783)		(1)		(33)		(72)		(42)		(58)
Year Ended October 31, 2014
Dollars:
Sold	$15,860		$39	$2,550		$10,948		$570	$ 286,163		$681		$1,577		$2,578		$3,361		$8,302
Reinvested	214		–	–		515		14	12,959		–		2		–		84		200
Redeemed	(22,842)		(1,081)	(2,441)		(27,435)		(1,055)	(82,349)		(1,632)		(2,228)		(7,048)		(9,736)		(12,094)
Net Increase (Decrease)	$(6,768)		$(1,042)	$109	$(15,972		) $	(471)	$ 216,773		$(951	) $	(649	) $	(4,470	) $	(6,291	) $	(3,592)
Shares:
Sold	634		2	108		459		23	11,765		29		65		106		137		339
Reinvested	9		–	–		22		1	534		–		–		–		3		8
Redeemed	(927)		(47)	(103)		(1,164)		(43)	(3,347)		(67)		(93)		(287)		(399)		(498)
Net Increase (Decrease)	(284)		(45)	5		(683)		(19)	8,952		(38)		(28)		(181)		(259)		(151)

Distributions:
Period Ended April 30, 2015
From net investment income	$(1,001	) $	–	$(26	) $	(1,605	) $	(26) $	(27,560)		$(25	) $	(48	) $	(140	) $	(180	) $	(400)
From net realized gain on
investments	–		–	–		–		–	–		–		–		–		–		–
Total Dividends and Distributions	$(1,001	) $	–	$(26	) $	(1,605	) $	(26) $	(27,560)		$(25	) $	(48	) $	(140	) $	(180	) $	(400)
Year Ended October 31, 2014
From net investment income	$(217	) $	– $	– $		(516	) $	(18)	$(12,968)	$	– $		(2	) $	– $		(84	) $	(200)
From net realized gain on
investments	–		–	–		–		–	–		–		–		–		–		–
Total Dividends and Distributions	$(217	) $	– $	– $		(516	) $	(18)	$(12,968)	$	– $		(2	) $	– $		(84	) $	(200)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															International Fund I

														Period Ended		Year Ended
														April 30, 2015		October 31, 2014
Operations
Net investment income (loss)															$852	$7,995
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															(10,432)	114,931
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															40,300	(94,457)
			Net Increase (Decrease) in Net Assets Resulting from Operations												30,720	28,469

Dividends and Distributions to Shareholders
From net investment income															(7,847)	(9,947)
								Total Dividends and Distributions							(7,847)	(9,947)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(22,521)	(288,580)
						Total Increase (Decrease) in Net Assets									352	(270,058)

Net Assets
Beginning of period															372,546	642,604
End of period (including undistributed net investment income as set forth below)															$372,898	$372,546
Undistributed (overdistributed) net investment income (loss)															$276	$7,271

	Class A		Class P		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$1,988		$2,432		$13,565	$482		$405		$614		$954		$2,773
Reinvested	19		5		7,340	58		40		78		117		189
Redeemed	(35)		–		(46,124)	(686)		(748)		(1,219)		(2,833)		(1,935)
Net Increase (Decrease)	$1,972		$2,437		$ (25,219)	$(146	) $	(303	) $	(527	) $	(1,762	) $	1,027
Shares:
Sold	141		171		977	35		29		45		70		207
Reinvested	1		–		552	5		3		6		9		14
Redeemed	(3)		–		(3,398)	(52)		(55)		(90)		(208)		(141)
Net Increase (Decrease)	139		171		(1,869)	(12)		(23)		(39)		(129)		80
Year Ended October 31, 2014(a)
Dollars:
Sold	$758		$10		$28,563	$555		$660		$863		$942		$1,626
Reinvested	–		–		9,590	36		31		71		96		123
Redeemed	(1)		–		(321,595)	(1,281)		(1,901)		(2,390)		(3,758)		(1,578)
Net Increase (Decrease)	$757		$10		$ (283,442)	$(690	) $	(1,210	) $	(1,456	) $	(2,720	) $	171
Shares:
Sold	57		1		2,136	42		50		65		71		122
Reinvested	–		–		728	3		2		5		7		9
Redeemed	–		–		(24,432)	(97)		(143)		(178)		(287)		(119)
Net Increase (Decrease)	57		1		(21,568)	(52)		(91)		(108)		(209)		12

Distributions:
Period Ended April 30, 2015
From net investment income	$(19	) $	(5	) $	(7,341)	$(58	) $	(40	) $	(78	) $	(117	) $	(189)
From net realized gain on
investments	–		–		–	–		–		–		–		–
Total Dividends and Distributions	$(19	) $	(5	) $	(7,341)	$(58	) $	(40	) $	(78	) $	(117	) $	(189)
Year Ended October 31, 2014(a)
From net investment income	$– $		– $		(9,590)	$(36	) $	(31	) $	(71	) $	(96	) $	(123)
From net realized gain on
investments	–		–		–	–		–		–		–		–
Total Dividends and Distributions	$– $		– $		(9,590)	$(36	) $	(31	) $	(71	) $	(96	) $	(123)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$	2,518	$	5,304
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	203,612	355,410
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(55,565)	90,615
Net Increase (Decrease) in Net Assets Resulting from Operations	150,565	451,329

Dividends and Distributions to Shareholders
From net investment income	(4,548)	(8,242)
From net realized gain on investments	(354,865)	(321,764)
Total Dividends and Distributions	(359,413)	(330,006)

Capital Share Transactions
Net increase (decrease) in capital share transactions	104,124	184,837
Total Increase (Decrease) in Net Assets	(104,724)	306,160

Net Assets
Beginning of period	3,382,161	3,076,001
End of period (including undistributed net investment income as set forth below)	$3,277,437	$3,382,161
Undistributed (overdistributed) net investment income (loss)	$	969	$	2,999

Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$14,773	$21	$2,535	$6,733	$1,226	$258,205	$437	$479	$2,339	$3,768	$2,924
Reinvested	38,756	648	1,554	7,185	1,030	296,834	668	612	2,056	1,398	7,299
Redeemed	(20,577)	(6,033)	(1,474)	(6,472)	(1,291)	(498,348)	(904)	(1,456)	(4,956)	(1,956)	(3,889)
Net Increase (Decrease)	$32,952	$(5,364	) $	2,615	$7,446	$965	$56,691	$201	$(365	) $	(561	) $	3,210	$6,334
Shares:
Sold	1,355	2	254	653	110	22,096	41	45	205	337	257
Reinvested	3,774	71	164	739	96	27,861	68	61	188	129	681
Redeemed	(1,896)	(618)	(146)	(629)	(115)	(43,567)	(86)	(141)	(437)	(173)	(344)
Net Increase (Decrease)	3,233	(545)	272	763	91	6,390	23	(35)	(44)	293	594
Year Ended October 31, 2014
Dollars:
Sold	$19,885	$180	$2,879	$14,359	$1,793	$170,325	$1,108	$1,402	$2,441	$4,289	$7,047
Reinvested	36,950	767	1,404	6,348	966	269,390	734	793	2,238	1,869	6,975
Redeemed	(45,822)	(2,193)	(2,948)	(14,578)	(2,740)	(264,556)	(2,238)	(3,814)	(6,981)	(11,000)	(12,435)
Net Increase (Decrease)	$11,013	$(1,246	) $	1,335	$6,129	$19	$175,159	$(396	) $	(1,619	) $	(2,302	) $	(4,842	) $	1,587
Shares:
Sold	1,836	18	283	1,385	160	15,158	104	129	212	380	633
Reinvested	3,560	81	144	642	90	25,130	73	78	204	172	648
Redeemed	(4,212)	(221)	(287)	(1,408)	(242)	(23,564)	(213)	(357)	(610)	(985)	(1,102)
Net Increase (Decrease)	1,184	(122)	140	619	8	16,724	(36)	(150)	(194)	(433)	179

Distributions:
Period Ended April 30, 2015
From net investment income	$–	$	– $	–	$–	$–	$(4,548)	$–	$–	$	– $	–	$–
From net realized gain on
investments	(39,229)	(651)	(1,811)	(7,185)	(1,156)	(292,794)	(668)	(618)	(2,056)	(1,398)	(7,299)
Total Dividends and Distributions	$ (39,229)	$(651	) $	(1,811	) $	(7,185	) $	(1,156)	$ (297,342)	$(668	) $	(618	) $	(2,056	) $	(1,398	) $	(7,299)
Year Ended October 31, 2014
From net investment income	$–	$	– $	–	$–	$(16) $	(8,226)	$–	$–	$	– $	–	$–
From net realized gain on
investments	(37,387)	(773)	(1,627)	(6,349)	(1,092)	(261,921)	(734)	(799)	(2,238)	(1,869)	(6,975)
Total Dividends and Distributions	$ (37,387)	$(773	) $	(1,627	) $	(6,349	) $	(1,108)	$ (270,147)	$(734	) $	(799	) $	(2,238	) $	(1,869	) $	(6,975)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												LargeCap Growth Fund I

												Period Ended		Year Ended
												April 30, 2015		October 31, 2014
Operations
Net investment income (loss)												$	9,503		$12,143
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													805,500		712,441
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(349,114)		188,292
		Net Increase (Decrease) in Net Assets Resulting from Operations											465,889		912,876

Dividends and Distributions to Shareholders
From net investment income													(20,583)		(10,198)
From net realized gain on investments													(705,654)		(419,282)
					Total Dividends and Distributions								(726,237)		(429,480)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(465,930)		414,714
				Total Increase (Decrease) in Net Assets									(726,278)		898,110

Net Assets
Beginning of period													7,758,857		6,860,747
End of period (including undistributed net investment income as set forth below)													$7,032,579		$7,758,857
Undistributed (overdistributed) net investment income (loss)												$	(3,016)		$8,064

	Class A	Class J	Class P	Institutional	R-1		R-2		R-3			R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2015(a)
Dollars:
Sold	$3,829	$8,710	$725	$788,442	$630		$1,930		$5,934			$15,938	$14,058	$10
Reinvested	630	11,161	2	654,987	851		2,150		15,708			9,386	31,288	1

Redeemed	(1,066)	(10,118)	–	(1,942,418)	(953)		(7,800)		(28,823)			(12,413)	(28,709)	–
Net Increase (Decrease)	$3,393	$9,753	$727	$(498,989)	$528		$(3,720)		$(7,181)			$12,911	$16,637	$11
Shares:
Sold	295	767	58	60,705	53		165		485			1,270	1,113	1
Reinvested	52	1,056	–	53,731	77		198		1,370			812	2,637	–
Redeemed	(83)	(898)	–	(147,612)	(80)		(668)		(2,370)			(1,024)	(2,279)	–
Net Increase (Decrease)	264	925	58	(33,176)	50		(305)		(515)			1,058	1,471	1
Year Ended October 31, 2014(b)
Dollars:
Sold	$5,582	$19,593	$17	$750,471	$1,539		$10,189		$21,800			$18,656	$82,776	N/A
Reinvested	157	6,610	–	388,891	525		1,349		9,776			6,356	15,808	N/A
Redeemed	(1,348)	(20,808)	–	(790,030)	(2,638)		(7,556)		(27,876)			(35,859)	(39,266)	N/A
Net Increase (Decrease)	$4,391	$5,395	$17	$349,332	$(574	) $	3,982		$3,700	$		(10,847)	$59,318	N/A
Shares:
Sold	437	1,730	1	58,456	130		870		1,790			1,519	6,589	N/A
Reinvested	13	603	–	31,307	46		120		828			535	1,302	N/A
Redeemed	(106)	(1,838)	–	(61,708)	(221)		(653)		(2,271)			(2,923)	(3,116)	N/A
Net Increase (Decrease)	344	495	1	28,055	(45)		337		347			(869)	4,775	N/A

Distributions:
Period Ended April 30, 2015(a)
From net investment income	$–	$–	$–	$(20,315)	$–		$–		$–			$–	$(268)	$–
From net realized gain on
investments	(652)	(11,162)	(2)	(634,677)	(851)		(2,195)		(15,708)			(9,386)	(31,020)	(1)
Total Dividends and Distributions	$(652)	$ (11,162)	$(2)	$(654,992)	$(851)		$(2,195)		$ (15,708)			$(9,386)	$ (31,288)	$ (1)
Year Ended October 31, 2014(b)
From net investment income	$–	$–	$–	$(10,198)	$–		$–		$–			$–	$–	N/A
From net realized gain on
investments	(159)	(6,612)	–	(378,697)	(525)		(1,349)		(9,776)			(6,356)	(15,808)	N/A
Total Dividends and Distributions	$(159)	$(6,612)	$–	$(388,895)	$(525)		$(1,349	) $	(9,776		) $	(6,356)	$ (15,808)	N/A

(a)	Period from November 25, 2014, date operations commenced, through April 30, 2015 for R-6 shares.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														LargeCap Growth Fund II

														Period Ended	Year Ended
														April 30, 2015	October 31, 2014
Operations
Net investment income (loss)														$2,683	$5,823
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														166,931	243,957
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(126,683)	(88,884)
			Net Increase (Decrease) in Net Assets Resulting from Operations											42,931	160,896

Dividends and Distributions to Shareholders
From net investment income														(5,655)	(8,291)
From net realized gain on investments														(182,605)	(101,948)
									Total Dividends and Distributions					(188,260)	(110,239)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(297,785)	(187,778)
							Total Increase (Decrease) in Net Assets							(443,114)	(137,121)

Net Assets
Beginning of period														1,125,259	1,262,380
End of period (including undistributed net investment income as set forth below)														$682,145	$1,125,259
Undistributed (overdistributed) net investment income (loss)														$973	$3,945
	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$2,085		$9,652		$112		$156		$605		$387		$782
Reinvested	9,036		172,742		292		435		1,877		1,398		2,473
Redeemed	(3,592)		(485,310)		(16)		(152)		(1,430)		(4,502)		(4,815)
Net Increase (Decrease)	$7,529		$ (302,916)		$388		$439		$1,052		$(2,717	) $	(1,560)
Shares:
Sold	270		1,052		12		19		73		40		79
Reinvested	1,241		20,215		37		58		240		172		300
Redeemed	(456)		(47,768)		(2)		(19)		(156)		(538)		(531)
Net Increase (Decrease)	1,055		(26,501)		47		58		157		(326)		(152)
Year Ended October 31, 2014
Dollars:
Sold	$2,691		$14,066		$214		$325		$1,396		$782		$3,294
Reinvested	3,052		103,854		108		261		1,038		469		1,452
Redeemed	(4,732)		(294,934)		(505)		(2,147)		(5,867)		(902)		(11,693)
Net Increase (Decrease)	$1,011		$ (177,014)		$(183	) $	(1,561	) $	(3,433	) $	349		$(6,947)
Shares:
Sold	292		1,356		22		34		143		79		321
Reinvested	347		10,460		11		29		112		49		150
Redeemed	(514)		(28,498)		(51)		(228)		(597)		(90)		(1,155)
Net Increase (Decrease)	125		(16,682)		(18)		(165)		(342)		38		(684)

Distributions:
Period Ended April 30, 2015
From net investment income	$(153	) $	(5,432)	$	– $		– $		(3	) $	(23	) $	(44)
From net realized gain on
investments	(8,883)		(167,317)		(292)		(435)		(1,874)		(1,375)		(2,429)
Total Dividends and Distributions	$(9,036)		$ (172,749)		$(292	) $	(435	) $	(1,877	) $	(1,398	) $	(2,473)
Year Ended October 31, 2014
From net investment income	$(112	) $	(8,070)	$	– $		– $		(23	) $	(17	) $	(69)
From net realized gain on
investments	(2,940)		(95,789)		(108)		(261)		(1,015)		(452)		(1,383)
Total Dividends and Distributions	$(3,052)		$ (103,859)		$(108	) $	(261	) $	(1,038	) $	(469	) $	(1,452)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap S&P 500 Index Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$	36,986	$66,241
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	90,148	102,223
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	44,539	451,178
Net Increase (Decrease) in Net Assets Resulting from Operations	171,673	619,642

Dividends and Distributions to Shareholders
From net investment income	(68,885)	(58,505)
From net realized gain on investments	(2,702)	–
Total Dividends and Distributions	(71,587)	(58,505)

Capital Share Transactions
Net increase (decrease) in capital share transactions	517,117	(23,330)
Total Increase (Decrease) in Net Assets	617,203	537,807

Net Assets
Beginning of period	4,249,024	3,711,217
End of period (including undistributed net investment income as set forth below)	$4,866,227	$4,249,024
Undistributed (overdistributed) net investment income (loss)	$	20,195	$52,094

Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$37,599	$9,288	$39,396	$928,286	$3,275	$3,445	$26,460	$37,491	$41,584
Reinvested	3,907	253	8,101	45,292	204	425	2,985	3,424	6,889
Redeemed	(30,622)	(2,385)	(41,243)	(442,685)	(2,097)	(6,596)	(57,501)	(33,920)	(64,138)
Net Increase (Decrease)	$10,884	$7,156	$6,254	$530,893	$1,382	$(2,726)	$ (28,056)	$6,995	$(15,665)
Shares:
Sold	2,586	648	2,738	63,167	226	236	1,819	2,568	2,834
Reinvested	269	18	563	3,122	14	29	205	235	469
Redeemed	(2,109)	(167)	(2,856)	(30,534)	(144)	(456)	(3,977)	(2,329)	(4,363)
Net Increase (Decrease)	746	499	445	35,755	96	(191)	(1,953)	474	(1,060)
Year Ended October 31, 2014
Dollars:
Sold	$35,762	$8,653	$67,423	$312,186	$3,620	$5,777	$49,241	$44,525	$89,806
Reinvested	2,829	165	6,021	38,393	145	420	2,629	2,536	5,308
Redeemed	(35,865)	(3,661)	(66,708)	(387,960)	(6,272)	(17,407)	(56,388)	(39,107)	(85,401)
Net Increase (Decrease)	$2,726	$5,157	$6,736	$(37,381)	$(2,507)	$ (11,210)	$(4,518	) $	7,954	$9,713
Shares:
Sold	2,690	661	5,087	23,463	273	434	3,686	3,314	6,675
Reinvested	222	13	476	3,013	11	33	206	198	411
Redeemed	(2,705)	(280)	(5,055)	(29,127)	(473)	(1,322)	(4,163)	(2,916)	(6,381)
Net Increase (Decrease)	207	394	508	(2,651)	(189)	(855)	(271)	596	705

Distributions:
Period Ended April 30, 2015
From net investment income	$(3,815	) $	(259	) $	(7,772)	$ (43,718)	$(191	) $	(400	) $	(2,835	) $	(3,279	) $	(6,616)
From net realized gain on
investments	(165)	(19)	(338)	(1,574)	(13)	(25)	(150)	(145)	(273)
Total Dividends and Distributions	$(3,980	) $	(278	) $	(8,110)	$ (45,292)	$(204	) $	(425	) $	(2,985	) $	(3,424	) $	(6,889)
Year Ended October 31, 2014
From net investment income	$(2,878	) $	(173	) $	(6,023)	$ (38,393)	$(145	) $	(420	) $	(2,629	) $	(2,536	) $	(5,308)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(2,878	) $	(173	) $	(6,023)	$ (38,393)	$(145	) $	(420	) $	(2,629	) $	(2,536	) $	(5,308)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$	29,720	$	54,968
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	230,487	347,452
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(154,840)	31,711
Net Increase (Decrease) in Net Assets Resulting from Operations	105,367	434,131

Dividends and Distributions to Shareholders
From net investment income	(57,750)	(43,181)
From net realized gain on investments	(349,771)	(284,484)
Total Dividends and Distributions	(407,521)	(327,665)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(531,885)	343,452
Total Increase (Decrease) in Net Assets	(834,039)	449,918

Net Assets
Beginning of period	3,749,365	3,299,447
End of period (including undistributed net investment income as set forth below)	$2,915,326	$3,749,365
Undistributed (overdistributed) net investment income (loss)	$	15,224	$	43,254
Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$5,915	$16	$656	$3,631	$76	$222,866	$203	$499	$702	$149	$777
Reinvested	22,528	140	797	8,344	29	372,853	154	333	522	277	909

Redeemed	(13,939)	(1,528)	(908)	(8,286)	(103)	(1,145,162)	(135)	(1,954)	(1,098)	(216)	(932)
Net Increase (Decrease)	$14,504	$(1,372	) $	545	$3,689	$2	$(549,443)	$222	$(1,122	) $	126	$210	$754
Shares:
Sold	452	1	52	284	6	16,472	16	40	54	11	60
Reinvested	1,782	11	65	671	2	29,481	12	26	42	22	72
Redeemed	(1,071)	(118)	(72)	(650)	(8)	(88,125)	(11)	(154)	(87)	(16)	(73)
Net Increase (Decrease)	1,163	(106)	45	305	–	(42,172)	17	(88)	9	17	59
Year Ended October 31, 2014(b)
Dollars:
Sold	$11,300	$9	$1,492	$10,629	$606	$223,109	$443	$850	$1,234	$899	$1,836
Reinvested	18,636	143	653	6,611	–	299,062	141	258	359	256	921
Redeemed	(26,473)	(642)	(1,409)	(12,664)	(409)	(186,818)	(724)	(561)	(915)	(1,362)	(4,018)
Net Increase (Decrease)	$3,463	$(490	) $	736	$4,576	$197	$335,353	$(140)	$547	$678	$(207	) $	(1,261)
Shares:
Sold	847	1	114	811	45	16,738	34	64	92	68	137
Reinvested	1,457	11	52	525	–	23,401	11	20	28	20	72
Redeemed	(1,983)	(48)	(108)	(964)	(30)	(14,111)	(55)	(42)	(69)	(103)	(311)
Net Increase (Decrease)	321	(36)	58	372	15	26,028	(10)	42	51	(15)	(102)

Distributions:
Period Ended April 30, 2015
From net investment income	$(2,533)	$	– $	(33)	$(954	) $	(4) $	(53,978)	$(11)	$(39)	$(55)	$(31	) $	(112)
From net realized gain on
investments	(20,481)	(144)	(792)	(7,392)	(25)	(318,875)	(143)	(409)	(467)	(246)	(797)
Total Dividends and Distributions	$ (23,014)	$(144	) $	(825)	$(8,346	) $	(29) $	(372,853)	$(154))	(448)	$(522)	$(277	) $	(909)
Year Ended October 31, 2014(b)
From net investment income	$(1,842)	$	– $	(39)	$(638	) $	– $	(40,471)	$(9)	$(27)	$(32)	$(26	) $	(97)
From net realized gain on
investments	(17,308)	(147)	(648)	(5,974)	–	(258,591)	(132)	(303)	(327)	(230)	(824)
Total Dividends and Distributions	$ (19,150)	$(147	) $	(687)	$(6,612	) $	– $	(299,062)	$(141)	$(330)	$(359)	$(256	) $	(921)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												LargeCap Value Fund III

												Period Ended	Year Ended
												April 30, 2015	October 31, 2014
Operations
Net investment income (loss)												$20,319	$39,850
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												242,440	210,894
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(152,665)	115,108
		Net Increase (Decrease) in Net Assets Resulting from Operations										110,094	365,852

Dividends and Distributions to Shareholders
From net investment income												(42,941)	(15,570)
From net realized gain on investments												(27,177)	–
							Total Dividends and Distributions					(70,118)	(15,570)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(1,012,852)	814,769
					Total Increase (Decrease) in Net Assets							(972,876)	1,165,051

Net Assets
Beginning of period												2,928,146	1,763,095
End of period (including undistributed net investment income as set forth below)												$1,955,270	$2,928,146
Undistributed (overdistributed) net investment income (loss)												$10,692	$33,314

	Class J	Institutional	R- 1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$2,691	$ 271,796	$281		$490		$643		$545		$3,143
Reinvested	1,694	67,492	98		110		290		212		220

Redeemed	(6,704)	(1,347,439)	(592)		(941)		(2,478)		(3,090)		(1,313)
	$
Net Increase (Decrease)	$(2,319)	(1,008,151)	$(213	) $	(341	) $	(1,545	) $	(2,333	) $	2,050
Shares:
Sold	171	16,968	18		31		39		34		196
Reinvested	109	4,286	6		7		18		14		14
Redeemed	(429)	(84,626)	(37)		(60)		(151)		(194)		(83)
Net Increase (Decrease)	(149)	(63,372)	(13)		(22)		(94)		(146)		127
Year Ended October 31, 2014
Dollars:
Sold	$4,826	$ 916,680	$580		$678		$2,856		$1,904		$2,590
Issued in acquisitions	–	186,900	2,742		2,326		3,095		3,322		1,498
Reinvested	185	15,341	–		–		10		16		17
Redeemed	(10,107)	(306,644)	(708)		(3,507)		(2,759)		(2,519)		(4,553)
Net Increase (Decrease)	$(5,096)	$ 812,277	$2,614		$(503	) $	3,202		$2,723		$(448)
Shares:
Sold	332	64,803	39		47		189		124		174
Issued in acquisitions	–	12,181	179		152		195		217		97
Reinvested	13	1,086	–		–		1		1		1
Redeemed	(691)	(20,602)	(48)		(242)		(179)		(171)		(305)
Net Increase (Decrease)	(346)	57,468	170		(43)		206		171		(33)

Distributions:
Period Ended April 30, 2015
From net investment income	$(928)	$ (41,517)	$(47	) $	(53)		$(149	) $	(120	) $	(127)
From net realized gain on
investments	(768)	(25,975)	(51)		(57)		(141)		(92)		(93)
Total Dividends and Distributions	$(1,696)	$ (67,492)	$(98	) $	(110	) $	(290	) $	(212	) $	(220)
Year Ended October 31, 2014
From net investment income	$(185)	$ (15,342)	$– $		– $		(10	) $	(16	) $	(17)
From net realized gain on
investments	–	–	–		–		–		–		–
Total Dividends and Distributions	$(185)	$ (15,342)	$–		$–		$(10	) $	(16	) $	(17)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$15,830	$	21,511
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	192,042	466,325
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	627,089	538,045
Net Increase (Decrease) in Net Assets Resulting from Operations	834,961	1,025,881

Dividends and Distributions to Shareholders
From net investment income	(22,322)	(10,518)
From net realized gain on investments	(448,289)	(159,328)
Total Dividends and Distributions	(470,611)	(169,846)

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,561,303	698,018
Total Increase (Decrease) in Net Assets	1,925,653	1,554,053

Net Assets
Beginning of period	8,865,226	7,311,173
End of period (including undistributed net investment income as set forth below)	$10,790,879	$8,865,226
Undistributed (overdistributed) net investment income (loss)	$15,192	$	21,684

Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$216,831	$37	$13,155	$2,639	$ 504,540	$1,628,790	$15,454	$4,592	$19,799	$40,950	$48,393
Reinvested	83,960	660	14,443	14,862	78,478	157,613	1,793	1,739	7,866	8,154	13,558
Redeemed	(213,627)	(14,582)	(25,353)	(19,274)	(284,735)	(619,676)	(3,740)	(6,865)	(27,213)	(47,193)	(54,745)
Net Increase (Decrease)	$87,164	$(13,885	) $	2,245	$(1,773)	$ 298,283	$1,166,727	$13,507	$(534	) $	452	$1,911	$7,206
Shares:
Sold	9,668	2	633	120	22,372	71,342	719	215	900	1,788	2,151
Reinvested	3,987	33	730	731	3,668	7,347	90	86	379	382	639
Redeemed	(9,607)	(672)	(1,208)	(895)	(12,573)	(27,267)	(176)	(319)	(1,247)	(2,108)	(2,461)
Net Increase (Decrease)	4,048	(637)	155	(44)	13,467	51,422	633	(18)	32	62	329
Year Ended October 31, 2014
Dollars:
Sold	$330,287	$228	$19,402	$3,024	$ 948,638	$1,244,296	$14,086	$10,914	$35,467	$48,061	$90,725
Reinvested	39,608	337	6,130	6,288	25,793	51,356	469	667	3,362	3,588	4,569
Redeemed	(700,282)	(4,491)	(52,154)	(35,301)	(565,546)	(645,816)	(5,418)	(15,737)	(51,222)	(62,749)	(50,561)
Net Increase (Decrease)	$(330,387)	$(3,926)	$ (26,622)	$ (25,989)	$ 408,885	$649,836	$9,137	$(4,156)	$ (12,393)	$ (11,100)	$ 44,733
Shares:
Sold	16,116	12	1,003	152	45,109	59,682	711	549	1,745	2,309	4,392
Reinvested	2,003	18	326	329	1,288	2,556	25	35	172	179	230
Redeemed	(33,620)	(229)	(2,664)	(1,775)	(26,642)	(30,825)	(275)	(783)	(2,522)	(3,015)	(2,434)
Net Increase (Decrease)	(15,501)	(199)	(1,335)	(1,294)	19,755	31,413	461	(199)	(605)	(527)	2,188

Distributions:
Period Ended April 30, 2015
From net investment income	$ (18)	$– $	–	$(387	) $	(6,017)	$ (15,264)	$–	$	– $	–	$(101	) $	(535)
From net realized gain on
investments	(90,324)	(672)	(18,134)	(14,483)	(88,014)	(203,895)	(1,794)	(2,027)	(7,866)	(8,053)	(13,027)
Total Dividends and Distributions	$ (90,342)	$(672)	$ (18,134)	$ (14,870)	$(94,031)	$ (219,159)	$(1,794	) $	(2,027	) $	(7,866	) $	(8,154)	$ (13,562)
Year Ended October 31, 2014
From net investment income	$ –	$– $	– $	– $	(2,790)	$ (7,502)	$–	$	– $	–	$–	$(226)
From net realized gain on
investments	(42,407)	(342)	(7,771)	(6,290)	(27,586)	(62,266)	(470)	(900)	(3,362)	(3,588)	(4,346)
Total Dividends and Distributions	$ (42,407)	$(342	) $	(7,771	) $	(6,290)	$ (30,376)	$ (69,768)	$(470	) $	(900	) $	(3,362	) $	(3,588	) $	(4,572)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													MidCap Growth Fund

													Period Ended	Year Ended
													April 30, 2015	October 31, 2014
Operations
Net investment income (loss)													$(138)	$(384)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													5,605	19,702
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													2,028	(6,157)
		Net Increase (Decrease) in Net Assets Resulting from Operations											7,495	13,161

Dividends and Distributions to Shareholders
From net realized gain on investments													(19,382)	(25,928)
								Total Dividends and Distributions					(19,382)	(25,928)

Capital Share Transactions
Net increase (decrease) in capital share transactions													23,388	(9,891)
						Total Increase (Decrease) in Net Assets							11,501	(22,658)

Net Assets
Beginning of period													100,138	122,796
End of period (including undistributed net investment income as set forth below)													$111,639	$100,138
Undistributed (overdistributed) net investment income (loss)													$(137)	$1

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$16,112	$4,268		$136		$876		$2,322		$3,783		$2,138
Reinvested	9,699	4,099		281		460		939		430		2,721
Redeemed	(7,936)	(13,479)		(65)		(1,002)		(768)		(629)		(997)
Net Increase (Decrease)	$17,875	$(5,112)		$352		$334		$2,493		$3,584		$3,862
Shares:
Sold	2,677	581		21		130		321		533		275
Reinvested	1,776	607		49		75		145		63		390
Redeemed	(1,336)	(1,697)		(10)		(154)		(111)		(86)		(127)
Net Increase (Decrease)	3,117	(509)		60		51		355		510		538
Year Ended October 31, 2014
Dollars:
Sold	$18,897	$36,771		$312		$1,537		$1,839		$1,490		$2,830
Reinvested	7,455	8,929		334		551		739		457		2,980
Redeemed	(12,688)	(70,224)		(717)		(1,829)		(1,988)		(1,764)		(5,802)
Net Increase (Decrease)	$13,664	$(24,524)		$(71	) $	259		$590		$183		$8
Shares:
Sold	2,769	4,474		44		210		237		182		342
Reinvested	1,181	1,202		51		79		102		61		389
Redeemed	(1,875)	(8,801)		(103)		(242)		(253)		(222)		(707)
Net Increase (Decrease)	2,075	(3,125)		(8)		47		86		21		24

Distributions:
Period Ended April 30, 2015
From net investment income	$–	$–	$	– $		–		$–		$–		$–
From net realized gain on
investments	(9,699)	(4,718)		(281)		(594)		(939)		(430)		(2,721)
Total Dividends and Distributions	$(9,699)	$(4,718)		$(281	) $	(594	) $	(939	) $	(430	) $	(2,721)
Year Ended October 31, 2014
From net investment income	$–	$–	$	– $		–		$–		$–		$–
From net realized gain on
investments	(7,461)	(13,371)		(334)		(586)		(739)		(457)		(2,980)
Total Dividends and Distributions	$(7,461)	$ (13,371)		$(334	) $	(586	) $	(739	) $	(457	) $	(2,980)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												MidCap Growth Fund III

												Period Ended	Year Ended
												April 30, 2015	October 31, 2014
Operations
Net investment income (loss)												$(1,718)	$(1,514)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												57,842	303,875
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												37,975	(159,712)
		Net Increase (Decrease) in Net Assets Resulting from Operations										94,099	142,649

Dividends and Distributions to Shareholders
From net realized gain on investments												(303,331)	(265,877)
							Total Dividends and Distributions					(303,331)	(265,877)

Capital Share Transactions
Net increase (decrease) in capital share transactions												229,448	75,850
					Total Increase (Decrease) in Net Assets							20,216	(47,378)

Net Assets
Beginning of period												1,476,562	1,523,940
End of period (including undistributed net investment income as set forth below)												$1,496,778	$1,476,562
Undistributed (overdistributed) net investment income (loss)												$(1,703)	$15

	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$1,638	$178,289	$227		$377		$614		$1,519		$2,483
Reinvested	8,569	282,248	741		1,071		3,723		4,659		2,320
Redeemed	(3,364)	(232,920)	(651)		(667)		(8,778)		(11,865)		(785)
Net Increase (Decrease)	$6,843	$227,617	$317		$781		$(4,441	) $	(5,687	) $	4,018
Shares:
Sold	173	15,397	24		38		56		141		227
Reinvested	985	27,726	83		117		380		466		225
Redeemed	(356)	(20,655)	(66)		(66)		(861)		(1,144)		(71)
Net Increase (Decrease)	802	22,468	41		89		(425)		(537)		381
Year Ended October 31, 2014
Dollars:
Sold	$4,589	$70,553	$509		$626		$1,408		$2,892		$2,632
Reinvested	7,400	244,892	629		1,114		3,804		4,572		3,464
Redeemed	(8,087)	(231,344)	(845)		(2,355)		(7,187)		(9,694)		(13,722)
Net Increase (Decrease)	$3,902	$84,101	$293		$(615	) $	(1,975	) $	(2,230	) $	(7,626)
Shares:
Sold	407	5,661	45		53		117		237		211
Reinvested	702	20,648	59		101		329		390		288
Redeemed	(740)	(18,656)	(74)		(202)		(591)		(788)		(1,091)
Net Increase (Decrease)	369	7,653	30		(48)		(145)		(161)		(592)

Distributions:
Period Ended April 30, 2015
From net investment income	$–	$ –	$–		$– $		– $		– $		–
From net realized gain on
investments	(8,569)	(282,248)	(741)		(1,071)		(3,723)		(4,659)		(2,320)
Total Dividends and Distributions	$(8,569)	$ (282,248)	$(741	) $	(1,071	) $	(3,723	) $	(4,659	) $	(2,320)
Year Ended October 31, 2014
From net investment income	$–	$ –	$–		$– $		– $		– $		–
From net realized gain on
investments	(7,402)	(244,892)	(629)		(1,114)		(3,804)		(4,572)		(3,464)
Total Dividends and Distributions	$(7,402)	$ (244,892)	$(629	) $	(1,114	) $	(3,804	) $	(4,572	) $	(3,464)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													MidCap S&P 400 Index Fund

													Period Ended	Year Ended
													April 30, 2015	October 31, 2014
Operations
Net investment income (loss)													$6,176	$10,255
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													52,603	50,937
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													11,494	45,847
			Net Increase (Decrease) in Net Assets Resulting from Operations										70,273	107,039

Dividends and Distributions to Shareholders
From net investment income													(11,215)	(7,694)
From net realized gain on investments													(50,566)	(29,857)
								Total Dividends and Distributions					(61,781)	(37,551)

Capital Share Transactions
Net increase (decrease) in capital share transactions													57,965	131,413
						Total Increase (Decrease) in Net Assets							66,457	200,901

Net Assets
Beginning of period													1,113,902	913,001
End of period (including undistributed net investment income as set forth below)													$1,180,359	$1,113,902
Undistributed (overdistributed) net investment income (loss)													$3,081	$8,120

	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$12,493		$74,040	$2,340		$1,763		$19,218		$21,838		$27,256
Reinvested	4,846		30,172	1,033		1,034		6,468		6,043		11,661
Redeemed	(8,886)		(59,419)	(3,261)		(4,407)		(34,274)		(13,555)		(38,438)
Net Increase (Decrease)	$8,453		$44,793	$112		$(1,610	) $	(8,588	) $	14,326		$479
Shares:
Sold	637		3,716	118		87		953		1,076		1,337
Reinvested	258		1,570	54		53		333		310		594
Redeemed	(454)		(2,968)	(164)		(220)		(1,693)		(672)		(1,899)
Net Increase (Decrease)	441		2,318	8		(80)		(407)		714		32
Year Ended October 31, 2014
Dollars:
Sold	$22,120	$169,363		$11,450		$4,763		$28,522		$38,238		$67,332
Reinvested	2,941		16,467	739		722		4,316		4,191		7,256
Redeemed	(15,274)		(86,677)	(5,655)		(6,519)		(50,524)		(28,262)		(54,096)
Net Increase (Decrease)	$9,787		$99,153	$6,534		$(1,034)		$ (17,686)		$ 14,167		$20,492
Shares:
Sold	1,175		8,823	608		246		1,472		1,992		3,431
Reinvested	162		889	40		38		230		223		383
Redeemed	(814)		(4,526)	(299)		(337)		(2,602)		(1,449)		(2,769)
Net Increase (Decrease)	523		5,186	349		(53)		(900)		766		1,045

Distributions:
Period Ended April 30, 2015
From net investment income	$(752)		$(6,410)	$(81	) $	(96	) $	(845	) $	(957	) $	(2,074)
From net realized gain on
investments	(4,095)		(24,285)	(952)		(938)		(5,623)		(5,086)		(9,587)
Total Dividends and Distributions	$(4,847)		$ (30,695)	$(1,033	) $	(1,034	) $	(6,468	) $	(6,043)		$ (11,661)
Year Ended October 31, 2014
From net investment income	$(501	) $	(4,152)	$(95	) $	(66	) $	(583	) $	(811	) $	(1,486)
From net realized gain on
investments	(2,441)		(13,233)	(644)		(656)		(3,733)		(3,380)		(5,770)
Total Dividends and Distributions	$(2,942)		$ (17,385)	$(739	) $	(722	) $	(4,316	) $	(4,191	) $	(7,256)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												MidCap Value Fund I

												Period Ended	Year Ended
												April 30, 2015	October 31, 2014
Operations
Net investment income (loss)												$4,790	$8,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												115,381	226,568
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(25,951)	(17,080)
		Net Increase (Decrease) in Net Assets Resulting from Operations										94,220	217,864

Dividends and Distributions to Shareholders
From net investment income												(9,290)	(8,952)
From net realized gain on investments												(226,569)	(333,291)
							Total Dividends and Distributions					(235,859)	(342,243)

Capital Share Transactions
Net increase (decrease) in capital share transactions												495,857	247,129
					Total Increase (Decrease) in Net Assets							354,218	122,750

Net Assets
Beginning of period												1,633,064	1,510,314
End of period (including undistributed net investment income as set forth below)												$1,987,282	$1,633,064
Undistributed (overdistributed) net investment income (loss)												$1,112	$5,612

	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$7,334	$402,496	$492		$761		$2,480		$5,183		$8,143
Reinvested	10,135	202,974	869		1,489		4,615		4,945		10,737
Redeemed	(8,515)	(121,036)	(1,100)		(2,228)		(8,311)		(11,011)		(14,595)
Net Increase (Decrease)	$8,954	$484,434	$261		$22		$(1,216	) $	(883	) $	4,285
Shares:
Sold	477	26,108	33		51		163		336		536
Reinvested	705	13,958	62		106		323		345		744
Redeemed	(562)	(7,924)	(73)		(151)		(542)		(740)		(958)
Net Increase (Decrease)	620	32,142	22		6		(56)		(59)		322
Year Ended October 31, 2014
Dollars:
Sold	$11,985	$100,655	$1,411		$2,106		$5,844		$8,396		$25,566
Reinvested	14,949	287,049	1,485		3,229		8,853		8,235		18,117
Redeemed	(9,676)	(186,101)	(2,106)		(7,060)		(12,472)		(11,756)		(21,580)
Net Increase (Decrease)	$17,258	$201,603	$790		$(1,725	) $	2,225		$4,875		$22,103
Shares:
Sold	757	6,305	92		134		374		528		1,525
Reinvested	1,019	19,370	103		224		606		562		1,231
Redeemed	(613)	(11,468)	(135)		(449)		(795)		(758)		(1,392)
Net Increase (Decrease)	1,163	14,207	60		(91)		185		332		1,364

Distributions:
Period Ended April 30, 2015
From net investment income	$(146))	$ (8,786	$–		$–		$–		$(87	) $	(271)
From net realized gain on
investments	(9,992)	(194,251)	(869)		(1,518)		(4,615)		(4,858)		(10,466)
Total Dividends and Distributions	$ (10,138)	$ (203,037)	$(869	) $	(1,518	) $	(4,615	) $	(4,945)		$ (10,737)
Year Ended October 31, 2014
From net investment income	$(170)	$ (8,261)	$–		$–		$(51	) $	(117	) $	(353)
From net realized gain on
investments	(14,785)	(279,080)	(1,485)		(3,257)		(8,802)		(8,118)		(17,764)
Total Dividends and Distributions	$ (14,955)	$ (287,341)	$(1,485	) $	(3,257	) $	(8,853	) $	(8,235)		$ (18,117)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Value Fund III

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)													$		6,776			$10,766
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															32,110			68,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															3,216			26,008
			Net Increase (Decrease) in Net Assets Resulting from Operations												42,102			105,658

Dividends and Distributions to Shareholders
From net investment income															(11,507)			(8,655)
From net realized gain on investments															(69,078)			(22,025)
							Total Dividends and Distributions								(80,585)			(30,680)

Capital Share Transactions
Net increase (decrease) in capital share transactions														104,184				140,054
						Total Increase (Decrease) in Net Assets									65,701			215,032

Net Assets
Beginning of period														980,294				765,262
End of period (including undistributed net investment income as set forth below)														$1,045,995				$980,294
Undistributed (overdistributed) net investment income (loss)													$		3,407			$8,138

	Class A		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2015(a)
Dollars:
Sold	$7,453		$3,623		$48	$167,018	$146		$563		$5,620		$4,442		$14,309		$10
Reinvested	300		9,585		3	65,902	92		154		825		1,258		2,375		1
Redeemed	(1,821)		(7,634)		(13)	(160,267)	(131)		(388)		(1,240)		(3,366)		(4,683)		–
Net Increase (Decrease)	$5,932		$5,574		$38	$72,653	$107		$329		$5,205		$2,334		$12,001		$11
Shares:
Sold	372		191		3	8,233	8		29		297		236		734		1
Reinvested	16		530		–	3,434	5		8		45		70		131		–
Redeemed	(90)		(404)		(1)	(7,819)	(7)		(20)		(65)		(178)		(249)		–
Net Increase (Decrease)	298		317		2	3,848	6		17		277		128		616		1
Year Ended October 31, 2014(b)
Dollars:
Sold	$2,194		$10,123		$41	$161,900	$726		$1,031		$5,766		$9,879		$9,048		N/A
Reinvested	–		3,967		–	25,826	16		51		170		166		466		N/A
Redeemed	(218)		(14,917)		–	(69,018)	(206)		(686)		(1,724)		(608)		(3,939)		N/A
Net Increase (Decrease)	$1,976		$(827	) $	41	$118,708	$536		$396		$4,212		$9,437		$5,575		N/A
Shares:
Sold	108		540		2	8,145	38		54		302		523		478		N/A
Reinvested	–		222		–	1,370	1		3		10		9		26		N/A
Redeemed	(11)		(798)		–	(3,522)	(11)		(38)		(92)		(32)		(209)		N/A
Net Increase (Decrease)	97		(36)		2	5,993	28		19		220		500		295		N/A

Distributions:
Period Ended April 30, 2015(a)
From net investment income	$(41	) $	(1,072	) $	– $	(9,808)	$(8	) $	(13	) $	(91	) $	(155	) $	(319	) $	–
From net realized gain on
investments	(264)		(8,513)		(3)	(56,179)	(84)		(141)		(734)		(1,103)		(2,056)		(1)
Total Dividends and Distributions	$(305)		$(9,585	) $	(3) $	(65,987)	$(92	) $	(154	) $	(825	) $	(1,258	) $	(2,375	) $	(1)
Year Ended October 31, 2014(b)
From net investment income	$–		$(879	) $	– $	(7,581)	$(2	) $	(9	) $	(35	) $	(40	) $	(109)		N/A
From net realized gain on
investments	–		(3,089)		–	(18,262)	(14)		(42)		(135)		(126)		(357)		N/A
Total Dividends and Distributions	$– $		(3,968	) $	– $	(25,843)	$(16	) $	(51	) $	(170	) $	(166	) $	(466)		N/A

(a)	Period from November 25, 2014, date operations commenced, through April 30, 2015 for R-6 shares.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2015	October 31, 2014
Operations
Net investment income (loss)							$–	$2
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							–	219
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							–	–
		Net Increase (Decrease) in Net Assets Resulting from Operations					–	221

Capital Share Transactions
Net increase (decrease) in capital share transactions							(146,404)	(57,081)
					Total Increase (Decrease) in Net Assets		(146,404)	(56,860)

Net Assets
Beginning of period							1,079,723	1,136,583
End of period (including undistributed net investment income as set forth below)							$933,319	$1,079,723
Undistributed (overdistributed) net investment income (loss)							$–	$–

	Class A	Class B(a)		Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$274,464	$308		$6,042	$57,383	$85,477
Redeemed	(315,039)	(3,650)		(10,006)	(72,908)	(168,475)
Net Increase (Decrease)	$(40,575) $	(3,342	) $	(3,964) $ (15,525) $ (82,998)
Shares:
Sold	274,464	308		6,042	57,383	85,476
Redeemed	(315,040)	(3,649)		(10,006)	(72,908)	(168,475)
Net Increase (Decrease)	(40,576)	(3,341)		(3,964)	(15,525)	(82,999)
Year Ended October 31, 2014
Dollars:
Sold	$474,113	$500		$15,971	$117,768	$242,449
Redeemed	(475,605)	(3,544)		(19,230)	(146,440)	(263,063)
Net Increase (Decrease)	$(1,492) $	(3,044	) $	(3,259) $ (28,672) $ (20,614)
Shares:
Sold	474,115	499		15,971	117,768	242,450
Redeemed	(475,606)	(3,544)		(19,230)	(146,440)	(263,063)
Net Increase (Decrease)	(1,491)	(3,045)		(3,259)	(28,672)	(20,613)

Distributions:
Period Ended April 30, 2015
From net investment income $	– $	– $		–	$–	$–
From net realized gain on
investments	–	–		–	–	–
Total Dividends and Distributions $	– $	– $		–	$–	$–
Year Ended October 31, 2014
From net investment income $	– $	– $		–	$–	$–
From net realized gain on
investments	–	–		–	–	–
Total Dividends and Distributions $	– $	– $		–	$–	$–

(a) Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Overseas Fund

											Period Ended	Year Ended
											April 30, 2015	October 31, 2014
Operations
Net investment income (loss)											$22,804	$53,900
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											37,456	131,457
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											51,063	(156,710)
		Net Increase (Decrease) in Net Assets Resulting from Operations									111,323	28,647

Dividends and Distributions to Shareholders
From net investment income											(68,005)	(43,828)
From net realized gain on investments											(123,162)	(103,817)
								Total Dividends and Distributions			(191,167)	(147,645)

Capital Share Transactions
Net increase (decrease) in capital share transactions											399,024	397,992
						Total Increase (Decrease) in Net Assets					319,180	278,994

Net Assets
Beginning of period											2,560,968	2,281,974
End of period (including undistributed net investment income as set forth below)											$2,880,148	$2,560,968
Undistributed (overdistributed) net investment income (loss)											$5,650	$50,851
	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$463,099	$–		$–		$36		$17		$38
Reinvested	191,075	1		1		17		32		39
Redeemed	(255,246)	–		–		(23)		(20)		(42)
Net Increase (Decrease)	$398,928	$1		$1		$30		$29		$35
Shares:
Sold	42,115	–		–		3		2		4
Reinvested	18,200	–		–		2		3		4
Redeemed	(23,110)	–		–		(2)		(2)		(4)
Net Increase (Decrease)	37,205	–		–		3		3		4
Year Ended October 31, 2014
Dollars:
Sold	$446,280	$–		$–		$99		$72		$67
Reinvested	147,565	1		1		11		30		37
Redeemed	(195,955)	–		–		(22)		(65)		(129)
Net Increase (Decrease)	$397,890	$1		$1		$88		$37		$(25)
Shares:
Sold	37,725	–		–		9		6		6
Reinvested	12,747	–		–		1		2		3
Redeemed	(16,468)	–		–		(2)		(5)		(11)
Net Increase (Decrease)	34,004	–		–		8		3		(2)

Distributions:
Period Ended April 30, 2015
From net investment income	$ (67,977)	$–		$–		$(5	) $	(10	) $	(13)
From net realized gain on
investments	(123,100)	(1)		(1)		(12)		(22)		(26)
Total Dividends and Distributions	$ (191,077)	$(1	) $	(1	) $	(17	) $	(32	) $	(39)
Year Ended October 31, 2014
From net investment income	$ (43,807)	$–		$–		$(3	) $	(8	) $	(10)
From net realized gain on
investments	(103,758)	(1)		(1)		(8)		(22)		(27)
Total Dividends and Distributions	$ (147,565)	$(1	) $	(1	) $	(11	) $	(30	) $	(37)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal Capital Appreciation Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$	16,628	$26,222
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	80,321	109,057
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	26,672	205,161
Net Increase (Decrease) in Net Assets Resulting from Operations	123,621	340,440

Dividends and Distributions to Shareholders
From net investment income	(27,638)	(22,458)
From net realized gain on investments	(93,612)	(48,623)
Total Dividends and Distributions	(121,250)	(71,081)

Capital Share Transactions
Net increase (decrease) in capital share transactions	542,668	(26,562)
Total Increase (Decrease) in Net Assets	545,039	242,797

Net Assets
Beginning of period	2,492,225	2,249,428
End of period (including undistributed net investment income as set forth below)	$3,037,264	$2,492,225
Undistributed (overdistributed) net investment income (loss)	$	10,677	$21,687
Class A	Class B(a)	Class C	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$50,700	$64	$5,572	$2,471	$215,479	$408	$247	$3,379	$1,739	$1,850
Issued in acquisitions	113,691	–	–	–	346,764	2,734	2,412	13,768	11,753	17,498
Reinvested	37,350	881	2,060	1,347	74,586	71	94	1,115	731	1,727
Redeemed	(58,838)	(21,520)	(2,955)	(7,030)	(265,971)	(559)	(594)	(4,011)	(2,637)	(3,708)
Net Increase (Decrease)	$142,903	$(20,575	) $	4,677	$(3,212)	$ 370,858	$2,654	$2,159	$14,251	$11,586	$17,367
Shares:
Sold	861	1	115	42	3,548	7	4	58	30	31
Issued in acquisitions	1,896	–	–	–	5,702	46	40	230	195	289
Reinvested	657	19	44	23	1,291	1	2	20	13	30
Redeemed	(1,012)	(436)	(61)	(121)	(4,393)	(10)	(10)	(69)	(45)	(62)
Net Increase (Decrease)	2,402	(416)	98	(56)	6,148	44	36	239	193	288
Year Ended October 31, 2014
Dollars:
Sold	$66,454	$157	$9,269	$12,447	$54,748	$713	$518	$4,734	$1,945	$9,360
Reinvested	21,096	777	1,009	626	44,739	37	60	572	479	961
Redeemed	(98,668)	(15,081)	(7,134)	(6,207)	(113,200)	(725)	(901)	(3,013)	(5,411)	(6,923)
Net Increase (Decrease)	$(11,118)	$ (14,147)	$3,144	$6,866	$(13,713)	$25	$(323	) $	2,293	$(2,987	) $	3,398
Shares:
Sold	1,208	3	203	219	986	13	9	84	35	172
Reinvested	399	18	23	12	834	1	1	11	9	18
Redeemed	(1,789)	(327)	(157)	(110)	(2,028)	(13)	(16)	(55)	(100)	(124)
Net Increase (Decrease)	(182)	(306)	69	121	(208)	1	(6)	40	(56)	66

Distributions:
Period Ended April 30, 2015
From net investment income	$ (7,551)	$(7	) $	(181	) $	(358)	$ (18,820)	$(7	) $	(11	) $	(188	) $	(149	) $	(366)
From net realized gain on
investments	(30,745)	(898)	(1,972)	(1,167)	(55,813)	(64)	(83)	(927)	(582)	(1,361)
Total Dividends and Distributions	$ (38,296)	$(905	) $	(2,153	) $	(1,525)	$ (74,633)	$(71	) $	(94	) $	(1,115	) $	(731	) $	(1,727)
Year Ended October 31, 2014
From net investment income	$ (5,774)	$– $	(133	) $	(227)	$ (15,740)	$(3	) $	(10	) $	(137	) $	(134	) $	(300)
From net realized gain on
investments	(15,865)	(795)	(933)	(477)	(29,028)	(34)	(50)	(435)	(345)	(661)
Total Dividends and Distributions	$ (21,639)	$(795	) $	(1,066	) $	(704)	$ (44,768)	$(37	) $	(60	) $	(572	) $	(479	) $	(961)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2010 Fund

													Period Ended		Year Ended
													April 30, 2015		October 31, 2014
Operations
Net investment income (loss)														$26,551	$31,882
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														90,652	53,135
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(71,736)	18,471
			Net Increase (Decrease) in Net Assets Resulting from Operations											45,467	103,488

Dividends and Distributions to Shareholders
From net investment income														(32,009)	(31,301)
							Total Dividends and Distributions							(32,009)	(31,301)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(158,118)	(71,997)
					Total Increase (Decrease) in Net Assets									(144,660)	190

Net Assets
Beginning of period														1,667,881	1,667,691
End of period (including undistributed net investment income as set forth below)														$1,523,221	$1,667,881
Undistributed (overdistributed) net investment income (loss)														$5,028	$10,486

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$3,131		$17,257	$22,531	$606		$893		$3,955		$4,275		$11,267
Reinvested	765		4,865	21,810	184		189		1,159		909		2,116
Redeemed	(3,738)		(20,368)	(181,093)	(2,052)		(3,116)		(10,530)		(17,641)		(15,492)
Net Increase (Decrease)	$158		$1,754	$(136,752)	$(1,262	) $	(2,034	) $	(5,416)		$ (12,457)		$(2,109)
Shares:
Sold	227		1,265	1,647	44		66		292		315		830
Reinvested	57		363	1,623	14		14		87		68		158
Redeemed	(272)		(1,496)	(13,240)	(151)		(230)		(779)		(1,301)		(1,139)
Net Increase (Decrease)	12		132	(9,970)	(93)		(150)		(400)		(918)		(151)
Year Ended October 31, 2014
Dollars:
Sold	$6,707		$44,302	$97,459	$1,096		$1,800		$18,454		$7,929		$23,966
Reinvested	725		4,074	21,842	196		246		1,143		1,121		1,925
Redeemed	(8,412)		(39,112)	(162,872)	(5,421)		(7,869)		(24,466)		(20,904)		(35,926)
Net Increase (Decrease)	$(980	) $	9,264	$(43,571)	$(4,129	) $	(5,823	) $	(4,869)		$ (11,854)		$ (10,035)
Shares:
Sold	501		3,319	7,226	82		136		1,395		599		1,792
Reinvested	55		312	1,668	15		19		88		86		148
Redeemed	(625)		(2,936)	(12,150)	(409)		(593)		(1,846)		(1,570)		(2,685)
Net Increase (Decrease)	(69)		695	(3,256)	(312)		(438)		(363)		(885)		(745)

Distributions:
Period Ended April 30, 2015
From net investment income	$(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)
Year Ended October 31, 2014
From net investment income	$(729	) $	(4,077)	$ (21,864)	$(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(729	) $	(4,077)	$ (21,864)	$(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2015 Fund

												Period Ended	Year Ended
												April 30, 2015	October 31, 2014
Operations
Net investment income (loss)												$17,624	$19,350
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												71,697	28,032
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(60,659)	22,591
			Net Increase (Decrease) in Net Assets Resulting from Operations									28,662	69,973

Dividends and Distributions to Shareholders
From net investment income												(20,329)	(18,204)
From net realized gain on investments												(28,156)	(33,635)
									Total Dividends and Distributions			(48,485)	(51,839)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(206,646)	105,856
							Total Increase (Decrease) in Net Assets					(226,469)	123,990

Net Assets
Beginning of period												1,121,532	997,542
End of period (including undistributed net investment income as set forth below)												$895,063	$1,121,532
Undistributed (overdistributed) net investment income (loss)												$2,395	$5,100

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$49,972		$941		$1,480		$9,365		$8,132		$6,228
Reinvested	34,246		651		670		4,721		3,288		4,909
Redeemed	(288,576)		(2,039)		(3,253)		(12,871)		(14,953)		(9,557)
Net Increase (Decrease)	$(204,358	) $	(447	) $	(1,103	) $	1,215		$(3,533	) $	1,580
Shares:
Sold	4,582		88		138		868		750		573
Reinvested	3,177		62		63		446		309		460
Redeemed	(25,625)		(190)		(303)		(1,190)		(1,370)		(890)
Net Increase (Decrease)	(17,866)		(40)		(102)		124		(311)		143
Year Ended October 31, 2014
Dollars:
Sold	$169,575		$2,152		$3,560		$27,462		$14,130		$26,614
Reinvested	38,924		749		591		4,026		3,163		4,386
Redeemed	(113,400)		(5,539)		(4,166)		(23,527)		(13,263)		(29,581)
Net Increase (Decrease)	$95,099		$(2,638	) $	(15	) $	7,961		$4,030		$1,419
Shares:
Sold	15,201		198		330		2,531		1,290		2,433
Reinvested	3,595		71		55		378		296		409
Redeemed	(10,268)		(515)		(382)		(2,169)		(1,213)		(2,696)
Net Increase (Decrease)	8,528		(246)		3		740		373		146

Distributions:
Period Ended April 30, 2015
From net investment income	$ (14,860)		$(207	) $	(229	) $	(1,757	) $	(1,278	) $	(1,998)
From net realized gain on
investments	(19,386)		(444)		(441)		(2,964)		(2,010)		(2,911)
Total Dividends and Distributions	$ (34,246)		$(651	) $	(670	) $	(4,721	) $	(3,288	) $	(4,909)
Year Ended October 31, 2014
From net investment income	$ (14,206)		$(183	) $	(151	) $	(1,182	) $	(1,013	) $	(1,469)
From net realized gain on
investments	(24,718)		(566)		(440)		(2,844)		(2,150)		(2,917)
Total Dividends and Distributions	$ (38,924)		$(749	) $	(591	) $	(4,026	) $	(3,163	) $	(4,386)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2020 Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$147,915	$123,220
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	428,096	225,769
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(348,352)	144,603
Net Increase (Decrease) in Net Assets Resulting from Operations	227,659	493,592

Dividends and Distributions to Shareholders
From net investment income	(155,589)	(118,013)
From net realized gain on investments	(224,960)	(65,974)
Total Dividends and Distributions	(380,549)	(183,987)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(168,681)	227,848
Total Increase (Decrease) in Net Assets	(321,571)	537,453

Net Assets
Beginning of period	6,921,841	6,384,388
End of period (including undistributed net investment income as set forth below)	$6,600,270	$6,921,841
Undistributed (overdistributed) net investment income (loss)	$	15,154	$22,828

Class A	Class B(a)	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$15,115	$20	$70,278	$170,004	$3,259	$4,588	$21,688	$19,432	$43,540
Reinvested	6,852	145	50,436	258,319	2,764	3,743	16,679	13,500	27,767
Redeemed	(7,873)	(3,404)	(64,120)	(661,232)	(5,732)	(14,639)	(47,660)	(52,149)	(40,001)
Net Increase (Decrease)	$14,094	$(3,239	) $	56,594	$(232,909)	$291	$(6,308	) $	(9,293)	$(19,217)	$31,306
Shares:
Sold	1,041	1	4,856	11,781	224	319	1,515	1,338	3,010
Reinvested	480	10	3,570	18,196	196	266	1,186	958	1,965
Redeemed	(541)	(229)	(4,444)	(44,784)	(397)	(1,017)	(3,307)	(3,638)	(2,785)
Net Increase (Decrease)	980	(218)	3,982	(14,807)	23	(432)	(606)	(1,342)	2,190
Year Ended October 31, 2014
Dollars:
Sold	$24,600	$56	$ 138,349	$365,766	$5,223	$10,009	$52,681	$33,947	$95,283
Reinvested	3,114	58	21,430	129,850	1,165	1,739	7,295	7,117	12,001
Redeemed	(23,421)	(1,122)	(101,988)	(312,889)	(13,581)	(17,777)	(48,826)	(66,226)	(96,005)
Net Increase (Decrease)	$4,293	$(1,008)	$57,791	$182,727	$(7,193)	$(6,029)	$11,150	$	(25,162)	$11,279
Shares:
Sold	1,689	4	9,576	25,107	363	695	3,663	2,346	6,582
Reinvested	218	4	1,513	9,131	82	123	517	504	847
Redeemed	(1,616)	(77)	(7,054)	(21,498)	(943)	(1,240)	(3,392)	(4,617)	(6,599)
Net Increase (Decrease)	291	(69)	4,035	12,740	(498)	(422)	788	(1,767)	830

Distributions:
Period Ended April 30, 2015
From net investment income	$(2,752	) $	(38) $	(19,779)	$ (108,767)	$(887	) $	(1,242	) $	(6,010	) $	(4,932)	$ (11,182)
From net realized gain on
investments	(4,417)	(107)	(30,681)	(149,553)	(1,877)	(2,503)	(10,669)	(8,568)	(16,585)
Total Dividends and Distributions	$(7,169	) $	(145)	$ (50,460)	$ (258,320)	$(2,764	) $	(3,745)	$ (16,679)	$ (13,500)	$ (27,767)
Year Ended October 31, 2014
From net investment income	$(1,908	) $	(19)	$(13,256)	$ (85,225)	$(573	) $	(939	) $	(4,230	) $	(4,347	) $	(7,516)
From net realized gain on
investments	(1,219)	(39)	(8,179)	(44,824)	(592)	(801)	(3,065)	(2,770)	(4,485)
Total Dividends and Distributions	$(3,127	) $	(58)	$(21,435)	$ (130,049)	$ (1,165	) $	(1,740	) $	(7,295	) $	(7,117)	$ (12,001)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2025 Fund

							Period Ended	Year Ended
							April 30, 2015	October 31, 2014
Operations
Net investment income (loss)							$35,391	$28,851
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							117,023	47,827
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(94,143)	48,215
		Net Increase (Decrease) in Net Assets Resulting from Operations					58,271	124,893

Dividends and Distributions to Shareholders
From net investment income							(37,291)	(27,138)
From net realized gain on investments							(48,007)	(55,477)
					Total Dividends and Distributions		(85,298)	(82,615)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(210,511)	319,201
				Total Increase (Decrease) in Net Assets			(237,538)	361,479

Net Assets
Beginning of period							1,801,353	1,439,874
End of period (including undistributed net investment income as set forth below)							$1,563,815	$1,801,353
Undistributed (overdistributed) net investment income (loss)							$3,234	$5,134

	Institutional R-1		R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$135,088	$2,073	$2,427	$19,011	$13,679	$15,938
Reinvested	60,784	1,000	1,119	9,150	4,939	8,306
Redeemed	(430,706)	(2,134)	(3,670)	(17,910)	(16,510)	(13,095)
Net Increase (Decrease)	$(234,834) $	939	$(124) $	10,251	$2,108	$11,149
Shares:
Sold	11,867	184	215	1,695	1,211	1,408
Reinvested	5,438	91	102	832	446	747
Redeemed	(36,581)	(191)	(329)	(1,594)	(1,452)	(1,161)
Net Increase (Decrease)	(19,276)	84	(12)	933	205	994
Year Ended October 31, 2014
Dollars:
Sold	$272,789	$3,205	$6,095	$44,742	$22,422	$41,708
Reinvested	62,167	931	1,009	6,943	4,151	7,414
Redeemed	(68,469)	(4,750)	(5,913)	(20,888)	(11,326)	(43,029)
Net Increase (Decrease)	$266,487	$(614) $	1,191	$30,797	$15,247	$6,093
Shares:
Sold	23,744	285	546	3,968	1,975	3,664
Reinvested	5,562	85	92	631	375	667
Redeemed	(5,982)	(428)	(520)	(1,860)	(1,006)	(3,757)
Net Increase (Decrease)	23,324	(58)	118	2,739	1,344	574

Distributions:
Period Ended April 30, 2015
From net investment income $ (27,293)		$(365) $	(415) $	(3,637) $	(2,041) $	(3,540)
From net realized gain on
investments	(33,491)	(635)	(704)	(5,513)	(2,898)	(4,766)
Total Dividends and Distributions $ (60,784)		$(1,000) $	(1,119) $	(9,150) $	(4,939) $	(8,306)
Year Ended October 31, 2014
From net investment income $ (21,147)		$(215) $	(252) $	(1,945) $	(1,252) $	(2,327)
From net realized gain on
investments	(41,020)	(716)	(757)	(4,998)	(2,899)	(5,087)
Total Dividends and Distributions $ (62,167)		$(931) $	(1,009) $	(6,943) $	(4,151) $	(7,414)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2030 Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$165,502	$118,958
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	492,876	256,071
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(389,341)	166,659
Net Increase (Decrease) in Net Assets Resulting from Operations	269,037	541,688

Dividends and Distributions to Shareholders
From net investment income	(169,600)	(116,319)
From net realized gain on investments	(256,037)	(82,514)
Total Dividends and Distributions	(425,637)	(198,833)

Capital Share Transactions
Net increase (decrease) in capital share transactions	138,782	368,408
Total Increase (Decrease) in Net Assets	(17,818)	711,263

Net Assets
Beginning of period	6,936,672	6,225,409
End of period (including undistributed net investment income as set forth below)	$6,918,854	$6,936,672
Undistributed (overdistributed) net investment income (loss)	$	11,119	$15,217

Class A	Class B(a)	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$14,962	$11	$83,140	$229,181	$3,616	$4,572	$20,836	$16,939	$54,482
Reinvested	6,976	197	62,802	289,917	2,667	3,987	16,254	14,075	28,497
Redeemed	(7,716)	(3,886)	(58,229)	(498,063)	(4,405)	(11,872)	(37,720)	(59,034)	(33,404)
Net Increase (Decrease)	$14,222	$(3,678	) $	87,713	$21,035	$1,878	$(3,313	) $	(630) $ (28,020) $	49,575
Shares:
Sold	1,012	1	5,647	15,599	246	312	1,422	1,116	3,698
Reinvested	484	13	4,374	20,141	186	279	1,135	956	1,983
Redeemed	(522)	(259)	(3,962)	(33,227)	(301)	(815)	(2,573)	(3,949)	(2,287)
Net Increase (Decrease)	974	(245)	6,059	2,513	131	(224)	(16)	(1,877)	3,394
Year Ended October 31, 2014
Dollars:
Sold	$23,109	$29	$ 159,016	$411,513	$5,317	$10,863	$36,968	$38,488	$78,934
Reinvested	3,119	75	26,421	138,868	1,116	1,907	7,360	7,168	12,515
Redeemed	(20,370)	(556)	(100,491)	(248,398)	(9,787)	(19,710)	(45,891)	(59,943)	(89,232)
Net Increase (Decrease)	$5,858	$(452	) $	84,946	$301,983	$(3,354	) $	(6,940	) $	(1,563)	$ (14,287)	$2,217
Shares:
Sold	1,566	2	10,801	27,856	363	739	2,519	2,535	5,371
Reinvested	215	5	1,835	9,618	78	133	512	486	868
Redeemed	(1,387)	(37)	(6,824)	(16,801)	(671)	(1,348)	(3,126)	(4,027)	(6,016)
Net Increase (Decrease)	394	(30)	5,812	20,673	(230)	(476)	(95)	(1,006)	223

Distributions:
Period Ended April 30, 2015
From net investment income	$(2,707	) $	(56)	$(24,003)	$ (118,734)	$(860	) $	(1,303	) $	(5,737	) $	(4,955)	$ (11,245)
From net realized gain on
investments	(4,519)	(143)	(38,807)	(171,183)	(1,807)	(2,689)	(10,517)	(9,120)	(17,252)
Total Dividends and Distributions	$(7,226	) $	(199)	$ (62,810)	$ (289,917)	$(2,667	) $	(3,992)	$ (16,254)	$ (14,075)	$ (28,497)
Year Ended October 31, 2014
From net investment income	$(1,728	) $	(24)	$(14,799)	$ (83,448)	$(489	) $	(911	) $	(3,842	) $	(3,955	) $	(7,123)
From net realized gain on
investments	(1,398)	(51)	(11,625)	(55,692)	(627)	(998)	(3,518)	(3,213)	(5,392)
Total Dividends and Distributions	$(3,126	) $	(75) $	(26,424) $	(139,140) $	(1,116	) $	(1,909	) $	(7,360	) $	(7,168)	$ (12,515)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2035 Fund

											Period Ended	Year Ended
											April 30, 2015	October 31, 2014
Operations
Net investment income (loss)											$26,784	$18,990
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											58,218	41,422
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(38,776)	35,899
		Net Increase (Decrease) in Net Assets Resulting from Operations									46,226	96,311

Dividends and Distributions to Shareholders
From net investment income											(27,639)	(18,362)
From net realized gain on investments											(41,527)	(36,213)
								Total Dividends and Distributions			(69,166)	(54,575)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(76,938)	233,484
						Total Increase (Decrease) in Net Assets					(99,878)	275,220

Net Assets
Beginning of period											1,277,211	1,001,991
End of period (including undistributed net investment income as set forth below)											$1,177,333	$1,277,211
Undistributed (overdistributed) net investment income (loss)											$1,280	$2,135

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$125,742	$1,153		$2,685		$10,444		$10,584		$12,494
Reinvested	49,448	826		869		6,638		4,468		6,917
Redeemed	(270,217)	(3,050)		(3,580)		(9,617)		(14,776)		(7,966)
Net Increase (Decrease)	$(95,027)	$(1,071	) $	(26	) $	7,465		$276		$11,445
Shares:
Sold	10,743	99		232		901		904		1,071
Reinvested	4,311	73		77		587		393		606
Redeemed	(22,220)	(263)		(310)		(827)		(1,274)		(686)
Net Increase (Decrease)	(7,166)	(91)		(1)		661		23		991
Year Ended October 31, 2014
Dollars:
Sold	$199,908	$2,700		$4,142		$27,872		$21,765		$36,619
Reinvested	40,820	692		599		4,562		3,008		4,894
Redeemed	(45,458)	(4,020)		(2,107)		(19,071)		(10,028)		(33,413)
Net Increase (Decrease)	$195,270	$(628	) $	2,634		$13,363		$14,745		$8,100
Shares:
Sold	16,934	233		359		2,396		1,853		3,126
Reinvested	3,553	62		53		402		264		428
Redeemed	(3,855)	(351)		(181)		(1,636)		(867)		(2,842)
Net Increase (Decrease)	16,632	(56)		231		1,162		1,250		712

Distributions:
Period Ended April 30, 2015
From net investment income	$ (20,337)	$(265	) $	(291	) $	(2,372	) $	(1,686	) $	(2,688)
From net realized gain on
investments	(29,111)	(561)		(578)		(4,266)		(2,782)		(4,229)
Total Dividends and Distributions	$ (49,448)	$(826	) $	(869	) $	(6,638	) $	(4,468	) $	(6,917)
Year Ended October 31, 2014
From net investment income	$ (14,248)	$(154	) $	(154	) $	(1,300	) $	(925	) $	(1,581)
From net realized gain on
investments	(26,572)	(538)		(445)		(3,262)		(2,083)		(3,313)
Total Dividends and Distributions	$ (40,820)	$(692	) $	(599	) $	(4,562	) $	(3,008	) $	(4,894)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2040 Fund

													Period Ended		Year Ended
													April 30, 2015		October 31, 2014
Operations
Net investment income (loss)														$111,078	$71,361
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														220,583	172,534
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(151,187)	126,094
			Net Increase (Decrease) in Net Assets Resulting from Operations											180,474	369,989

Dividends and Distributions to Shareholders
From net investment income														(113,278)	(70,619)
From net realized gain on investments														(172,816)	(96,482)
							Total Dividends and Distributions							(286,094)	(167,101)

Capital Share Transactions
Net increase (decrease) in capital share transactions														141,955	331,571
						Total Increase (Decrease) in Net Assets								36,335	534,459

Net Assets
Beginning of period														4,466,116	3,931,657
End of period (including undistributed net investment income as set forth below)														$4,502,451	$4,466,116
Undistributed (overdistributed) net investment income (loss)													$	3,592	$5,792

	Class A		Class B(a)		Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$10,371	$	– $		56,600	$165,453	$2,069		$3,214		$14,674		$17,023	$36,815
Reinvested	5,327		176		37,083	198,777	2,018		2,930		10,433		9,678	19,569
Redeemed	(5,672)		(3,266)		(35,473)	(312,834)	(4,279)		(11,441)		(23,865)		(35,806)	(17,619)
Net Increase (Decrease)	$10,026		$(3,090	) $	58,210	$51,396	$(192	) $	(5,297	) $	1,242		$(9,105)	$38,765
Shares:
Sold	690		–		3,741	10,894	136		212		978		1,122	2,429
Reinvested	365		12		2,517	13,392	138		200		711		659	1,324
Redeemed	(380)		(217)		(2,346)	(20,243)	(284)		(770)		(1,584)		(2,396)	(1,167)
Net Increase (Decrease)	675		(205)		3,912	4,043	(10)		(358)		105		(615)	2,586
Year Ended October 31, 2014
Dollars:
Sold	$17,450		$41		$ 102,869	$295,144	$4,258		$7,408		$29,403		$27,879	$59,860
Reinvested	2,884		100		19,807	118,374	1,166		2,005		5,843		6,455	10,456
Redeemed	(11,008)		(434)		(63,157)	(164,371)	(7,092)		(16,370)		(24,837)		(40,710)	(51,852)
Net Increase (Decrease)	$9,326		$(293)		$59,519	$249,147	$(1,668)		$(6,957)		$10,409		$(6,376)	$18,464
Shares:
Sold	1,163		3		6,802	19,379	282		491		1,952		1,845	3,959
Reinvested	197		7		1,341	7,954	79		136		397		438	705
Redeemed	(735)		(29)		(4,175)	(10,764)	(471)		(1,088)		(1,654)		(2,740)	(3,406)
Net Increase (Decrease)	625		(19)		3,968	16,569	(110)		(461)		695		(457)	1,258

Distributions:
Period Ended April 30, 2015
From net investment income	$(2,023)		$(50)		$(13,995)	$ (80,804)	$(646)		$(964)		$(3,689)		$(3,391)	$(7,716)
From net realized gain on
investments	(3,393)		(126)		(23,095)	(117,973)	(1,372)		(1,973)		(6,744)		(6,287)	(11,853)
Total Dividends and Distributions	$(5,416)		$(176)		$ (37,090)	$(198,777)	$(2,018)		$(2,937)		$ (10,433)		$(9,678)	$ (19,569)
Year Ended October 31, 2014
From net investment income	$(1,133)		$(20)		$(7,790)	$ (51,815)	$(329)		$(643)		$(2,098	) $	(2,535)	$(4,256)
From net realized gain on
investments	(1,757)		(80)		(12,019)	(66,559)	(837)		(1,365)		(3,745)		(3,920)	(6,200)
Total Dividends and Distributions	$(2,890)		$(100)		$ (19,809)	$ (118,374) $	(1,166	) $	(2,008)		$(5,843)		$(6,455)	$ (10,456)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2045 Fund

											Period Ended	Year Ended
											April 30, 2015	October 31, 2014
Operations
Net investment income (loss)											$16,907	$10,407
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											31,679	24,716
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(19,627)	22,659
		Net Increase (Decrease) in Net Assets Resulting from Operations									28,959	57,782

Dividends and Distributions to Shareholders
From net investment income											(17,312)	(10,241)
From net realized gain on investments											(24,728)	(19,104)
								Total Dividends and Distributions			(42,040)	(29,345)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(702)	147,523
						Total Increase (Decrease) in Net Assets					(13,783)	175,960

Net Assets
Beginning of period											737,444	561,484
End of period (including undistributed net investment income as set forth below)											$723,661	$737,444
Undistributed (overdistributed) net investment income (loss)											$435	$840

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$78,458	$1,325		$1,870		$7,741		$6,181		$11,582
Reinvested	29,137	572		663		3,534		2,395		5,739
Redeemed	(125,821)	(2,269)		(1,505)		(4,224)		(8,828)		(7,252)
Net Increase (Decrease)	$(18,226)	$(372	) $	1,028		$7,051		$(252	) $	10,069
Shares:
Sold	6,561	113		160		661		521		986
Reinvested	2,490	50		58		308		207		496
Redeemed	(10,141)	(194)		(129)		(360)		(761)		(625)
Net Increase (Decrease)	(1,090)	(31)		89		609		(33)		857
Year Ended October 31, 2014
Dollars:
Sold	$116,990	$1,997		$2,705		$16,190		$13,274		$25,340
Reinvested	21,253	417		445		2,252		1,459		3,519
Redeemed	(22,376)	(2,600)		(1,603)		(10,609)		(6,312)		(14,818)
Net Increase (Decrease)	$115,867	$(186	) $	1,547		$7,833		$8,421		$14,041
Shares:
Sold	9,739	169		232		1,376		1,115		2,135
Reinvested	1,818	37		39		196		127		304
Redeemed	(1,868)	(225)		(138)		(897)		(538)		(1,243)
Net Increase (Decrease)	9,689	(19)		133		675		704		1,196

Distributions:
Period Ended April 30, 2015
From net investment income	$ (12,319)	$(196	) $	(234	) $	(1,314	) $	(936	) $	(2,313)
From net realized gain on
investments	(16,818)	(376)		(429)		(2,220)		(1,459)		(3,426)
Total Dividends and Distributions	$ (29,137)	$(572	) $	(663	) $	(3,534	) $	(2,395	) $	(5,739)
Year Ended October 31, 2014
From net investment income	$ (7,703)	$(97	) $	(123	) $	(670	) $	(448	) $	(1,200)
From net realized gain on
investments	(13,550)	(320)		(322)		(1,582)		(1,011)		(2,319)
Total Dividends and Distributions	$ (21,253)	$(417	) $	(445	) $	(2,252	) $	(1,459	) $	(3,519)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2050 Fund

													Period Ended			Year Ended
													April 30, 2015			October 31, 2014
Operations
Net investment income (loss)													$		56,931	$33,938
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															99,797	85,573
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(62,872)	66,873
			Net Increase (Decrease) in Net Assets Resulting from Operations												93,856	186,384

Dividends and Distributions to Shareholders
From net investment income															(58,299)	(34,006)
From net realized gain on investments															(85,679)	(53,246)
							Total Dividends and Distributions							(143,978)		(87,252)

Capital Share Transactions
Net increase (decrease) in capital share transactions														132,820		229,185
						Total Increase (Decrease) in Net Assets									82,698	328,317

Net Assets
Beginning of period														2,192,322		1,864,005
End of period (including undistributed net investment income as set forth below)														$2,275,020		$2,192,322
Undistributed (overdistributed) net investment income (loss)													$		1,115	$2,483

	Class A		Class B(a)		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$8,183 $		– $		24,196	$113,227	$1,810		$2,111		$7,680		$9,778		$28,583
Reinvested	3,923		52		10,688	105,458	1,112		1,875		4,963		4,621		11,238
Redeemed	(4,720)		(969)		(11,340)	(137,043)	(1,813)		(9,039)		(10,091)		(22,540)		(9,123)
Net Increase (Decrease)	$7,386		$(917	) $	23,544	$81,642	$1,109		$(5,053	) $	2,552		$(8,141	) $	30,698
Shares:
Sold	552		–		1,673	7,680	123		144		526		663		1,948
Reinvested	272		4		761	7,328	78		132		349		323		784
Redeemed	(318)		(66)		(786)	(9,178)	(124)		(635)		(693)		(1,555)		(624)
Net Increase (Decrease)	506		(62)		1,648	5,830	77		(359)		182		(569)		2,108
Year Ended October 31, 2014
Dollars:
Sold	$14,098		$20		$40,725	$188,169	$3,223		$6,136		$17,693		$17,246		$36,255
Reinvested	2,267		33		5,627	65,324	634		1,212		2,893		3,200		6,010
Redeemed	(8,070)		(178)		(18,018)	(93,093)	(2,854)		(6,423)		(13,664)		(19,567)		(19,713)
Net Increase (Decrease)	$8,295		$(125	) $	28,334	$160,400	$1,003		$925		$6,922		$879		$22,552
Shares:
Sold	955		1		2,819	12,759	220		420		1,215		1,172		2,467
Reinvested	157		3		400	4,535	45		85		203		223		419
Redeemed	(546)		(12)		(1,250)	(6,313)	(197)		(442)		(933)		(1,350)		(1,335)
Net Increase (Decrease)	566		(8)		1,969	10,981	68		63		485		45		1,551

Distributions:
Period Ended April 30, 2015
From net investment income	$(1,512	) $	(15	) $	(4,048)	$ (43,718)	$(371	) $	(643	) $	(1,809	) $	(1,612	) $	(4,571)
From net realized gain on
investments	(2,446)		(37)		(6,649)	(61,740)	(741)		(1,236)		(3,154)		(3,009)		(6,667)
Total Dividends and Distributions	$(3,958	) $	(52)		$ (10,697)	$ (105,458)	$(1,112	) $	(1,879	) $	(4,963	) $	(4,621)		$ (11,238)
Year Ended October 31, 2014
From net investment income	$(825	) $	(5	) $	(1,962)	$ (26,336)	$(163	) $	(365	) $	(956	) $	(1,135	) $	(2,259)
From net realized gain on
investments	(1,447)		(28)		(3,670)	(39,028)	(471)		(849)		(1,937)		(2,065)		(3,751)
Total Dividends and Distributions	$(2,272	) $	(33	) $	(5,632)	$ (65,364)	$(634	) $	(1,214	) $	(2,893	) $	(3,200	) $	(6,010)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2055 Fund

											Period Ended	Year Ended
											April 30, 2015	October 31, 2014
Operations
Net investment income (loss)											$4,376	$2,117
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											6,892	4,964
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(3,589)	5,687
		Net Increase (Decrease) in Net Assets Resulting from Operations									7,679	12,768

Dividends and Distributions to Shareholders
From net investment income											(4,445)	(2,093)
From net realized gain on investments											(4,967)	(3,450)
								Total Dividends and Distributions			(9,412)	(5,543)

Capital Share Transactions
Net increase (decrease) in capital share transactions											26,107	51,075
						Total Increase (Decrease) in Net Assets					24,374	58,300

Net Assets
Beginning of period											171,466	113,166
End of period (including undistributed net investment income as set forth below)											$195,840	$171,466
Undistributed (overdistributed) net investment income (loss)											$66	$135

Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$27,868	$513		$512		$3,008		$2,262		$6,166
Reinvested	6,891	102		93		631		598		1,097
Redeemed	(17,706)	(361)		(256)		(841)		(2,479)		(1,991)
Net Increase (Decrease)	$17,053	$254		$349		$2,798		$381		$5,272
Shares:
Sold	2,276	42		43		251		187		513
Reinvested	577	9		8		54		51		92
Redeemed	(1,415)	(30)		(21)		(70)		(211)		(166)
Net Increase (Decrease)	1,438	21		30		235		27		439
Year Ended October 31, 2014
Dollars:
Sold	$43,440	$759		$893		$4,778		$4,555		$9,144
Reinvested	4,201	63		46		359		325		549
Redeemed	(10,200)	(483)		(400)		(2,241)		(1,472)		(3,241)
Net Increase (Decrease)	$37,441	$339		$539		$2,896		$3,408		$6,452
Shares:
Sold	3,577	64		75		401		378		758
Reinvested	355	5		4		31		28		47
Redeemed	(845)	(41)		(34)		(187)		(123)		(268)
Net Increase (Decrease)	3,087	28		45		245		283		537

Distributions:
Period Ended April 30, 2015
From net investment income	$(3,312)	$(41	) $	(39	) $	(274	) $	(269	) $	(510)
From net realized gain on
investments	(3,579)	(61)		(54)		(357)		(329)		(587)
Total Dividends and Distributions $	(6,891)	$(102	) $	(93	) $	(631	) $	(598	) $	(1,097)
Year Ended October 31, 2014
From net investment income	$(1,626)	$(17	) $	(14	) $	(120	) $	(114	) $	(202)
From net realized gain on
investments	(2,575)	(46)		(32)		(239)		(211)		(347)
Total Dividends and Distributions	$(4,201)	$(63	) $	(46	) $	(359	) $	(325	) $	(549)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2060 Fund

													Period Ended	Year Ended
													April 30, 2015	October 31, 2014
Operations
Net investment income (loss)													$1,427	$44
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													2,060	31
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(741)	1,432
			Net Increase (Decrease) in Net Assets Resulting from Operations										2,746	1,507

Dividends and Distributions to Shareholders
From net investment income													(1,425)	(13)
From net realized gain on investments													(32)	(1)
								Total Dividends and Distributions					(1,457)	(14)

Capital Share Transactions
Net increase (decrease) in capital share transactions													30,098	46,355
						Total Increase (Decrease) in Net Assets							31,387	47,848

Net Assets
Beginning of period													48,637	789
End of period (including undistributed net investment income as set forth below)													$80,024	$48,637
Undistributed (overdistributed) net investment income (loss)													$33	$31
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$1,336		$29,833	$229		$287		$1,933		$1,386		$2,756
Reinvested	58		1,200	5		7		46		40		101
Redeemed	(533)		(6,200)	(52)		(103)		(1,176)		(839)		(216)
Net Increase (Decrease)	$861		$24,833	$182		$191		$803		$587		$2,641
Shares:
Sold	108		2,405	19		23		157		114		222
Reinvested	5		99	–		1		4		3		8
Redeemed	(44)		(501)	(4)		(9)		(95)		(68)		(17)
Net Increase (Decrease)	69		2,003	15		15		66		49		213
Year Ended October 31, 2014
Dollars:
Sold	$1,835		$44,291	$202		$322		$2,703		$1,817		$2,841
Reinvested	13		–	–		–		1		–		–
Redeemed	(376)		(6,091)	(27)		(86)		(746)		(192)		(152)
Net Increase (Decrease)	$1,472		$38,200	$175		$236		$1,958		$1,625		$2,689
Shares:
Sold	152		3,683	17		27		225		150		235
Reinvested	1		–	–		–		–		–		–
Redeemed	(31)		(503)	(2)		(7)		(63)		(16)		(13)
Net Increase (Decrease)	122		3,180	15		20		162		134		222

Distributions:
Period Ended April 30, 2015
From net investment income	$(57	) $	(1,173)	$(5	) $	(7	) $	(45	) $	(39	) $	(99)
From net realized gain on
investments	(1)		(27)	–		–		(1)		(1)		(2)
Total Dividends and Distributions	$(58	) $	(1,200)	$(5	) $	(7	) $	(46	) $	(40	) $	(101)
Year Ended October 31, 2014
From net investment income	$(12	) $	–	$–		$–		$(1	) $	–		$–
From net realized gain on
investments	(1)		–	–		–		–		–		–
Total Dividends and Distributions	$(13	) $	–	$–		$–		$(1	) $	–		$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2015 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2020 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2025 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2030 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2035 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2040 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2045 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$2
Redeemed	(1)
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2050 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2055 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Principal LifeTime Hybrid 2060 Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		1	10
	Total Increase (Decrease) in Net Assets	1	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$11	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Reinvested	$1
Net Increase (Decrease)	$1
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

		Principal LifeTime
Amounts in thousands		Hybrid Income Fund

		Period Ended	Period Ended
		April 30, 2015	October 31, 2014(a)
Operations
Net investment income (loss)		$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–	–
	Net Increase (Decrease) in Net Assets Resulting from Operations	–	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		–	10
	Total Increase (Decrease) in Net Assets	–	10

Net Assets
Beginning of period		10	–
End of period (including undistributed net investment income as set forth below)		$10	$10
Undistributed (overdistributed) net investment income (loss)		$–	$–
	Institutional
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Net Increase (Decrease)	$–
Shares:
Net Increase (Decrease)	–

Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended April 30, 2015
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

																		Principal LifeTime
Amounts in thousands																Strategic Income Fund

																Period Ended			Year Ended
																April 30, 2015			October 31, 2014
Operations
Net investment income (loss)															$			11,866	$16,591
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																		28,080	11,937
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																		(21,995)	11,735
			Net Increase (Decrease) in Net Assets Resulting from Operations															17,951	40,263

Dividends and Distributions to Shareholders
From net investment income																		(15,567)	(16,102)
									Total Dividends and Distributions									(15,567)	(16,102)

Capital Share Transactions
Net increase (decrease) in capital share transactions																		(27,947)	6,233
							Total Increase (Decrease) in Net Assets											(25,563)	30,394

Net Assets
Beginning of period																804,790			774,396
End of period (including undistributed net investment income as set forth below)																$779,227			$804,790
Undistributed (overdistributed) net investment income (loss)															$			3,440	$7,141
	Class A		Class B(a)		Class J		Institutional		R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$2,338	$	– $		11,288		$44,557		$390		$639		$2,106			$4,321		$6,694
Reinvested	517		3		1,417		11,655		84		104		519			337		921
Redeemed	(3,016)		(340)		(7,827)		(81,201)		(985)		(2,242)		(7,217)			(6,875)		(6,134)
Net Increase (Decrease)	$(161	) $	(337	) $	4,878		$(24,989)		$(511	) $	(1,499	) $	(4,592	) $		(2,217	) $	1,481
Shares:
Sold	191		–		933		3,668		32		53		175			357		550
Reinvested	43		–		118		972		7		8		44			28		77
Redeemed	(246)		(27)		(645)		(6,679)		(81)		(183)		(599)			(569)		(504)
Net Increase (Decrease)	(12)		(27)		406		(2,039)		(42)		(122)		(380)			(184)		123
Year Ended October 31, 2014
Dollars:
Sold	$4,508		$63		$15,132		$80,866		$1,166		$2,127		$9,304			$7,459		$12,874
Reinvested	567		3		1,366		11,970		123		136		625			431		879
Redeemed	(5,543)		(118)		(13,883)		(80,035)		(3,449)		(2,426)		(14,827)			(10,293)		(12,792)
Net Increase (Decrease)	$(468	) $	(52	)$	2,615		$12,801		$(2,160	) $	(163	) $	(4,898	) $		(2,403	) $	961
Shares:
Sold	375		5		1,267		6,747		98		179		785			624		1,076
Reinvested	48		–		117		1,022		10		11		54			37		75
Redeemed	(458)		(10)		(1,165)		(6,657)		(288)		(203)		(1,248)			(866)		(1,064)
Net Increase (Decrease)	(35)		(5)		219		1,112		(180)		(13)		(409)			(205)		87

Distributions:
Period Ended April 30, 2015
From net investment income	$(527	) $	(3	) $	(1,417	) $	(11,655	) $	(84	) $	(104	) $	(519	) $		(337	) $	(921)
From net realized gain on
investments	–		–		–		–		–		–		–			–		–
Total Dividends and Distributions	$(527	) $	(3	) $	(1,417	) $	(11,655	) $	(84	) $	(104	) $	(519	) $		(337	) $	(921)
Year Ended October 31, 2014
From net investment income	$(569	) $	(3	) $	(1,366	) $	(11,970	) $	(123	) $	(136	) $	(625	) $		(431	) $	(879)
From net realized gain on
investments	–		–		–		–		–		–		–			–		–
Total Dividends and Distributions	$(569	) $	(3	) $	(1,366	) $	(11,970	) $	(123	) $	(136	) $	(625	) $		(431	) $	(879)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Fund

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$	16,857	$	18,678
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	54,580	23,520
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(22,111)	289,137
Net Increase (Decrease) in Net Assets Resulting from Operations	49,326	331,335

Dividends and Distributions to Shareholders
From net investment income	(15,454)	(27,287)
From net realized gain on investments	(20,461)	(184,920)
Total Dividends and Distributions	(35,915)	(212,207)

Capital Share Transactions
Net increase (decrease) in capital share transactions	301,338	516,277
Total Increase (Decrease) in Net Assets	314,749	635,405

Net Assets
Beginning of period	2,034,713	1,399,308
End of period (including undistributed net investment income as set forth below)	$2,349,462	$2,034,713
Undistributed (overdistributed) net investment income (loss)	$	6,320	$	4,917

Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$126,937	$65	$9,732	$26,853	$43,365	$308,084	$1,735	$4,726	$16,768	$16,227	$36,418
Reinvested	3,397	38	378	2,993	737	20,151	103	221	903	1,147	2,873
Redeemed	(39,461)	(4,007)	(4,938)	(21,622)	(19,436)	(175,905)	(1,111)	(4,069)	(13,050)	(13,389)	(25,525)
Net Increase (Decrease)	$90,873	$(3,904	) $	5,172	$8,224	$24,666	$152,330	$727	$878	$4,621	$3,985	$13,766
Shares:
Sold	5,306	3	417	1,165	1,798	13,029	75	207	724	711	1,587
Reinvested	147	2	17	133	32	869	4	10	40	51	128
Redeemed	(1,675)	(168)	(211)	(942)	(834)	(7,475)	(47)	(180)	(563)	(588)	(1,111)
Net Increase (Decrease)	3,778	(163)	223	356	996	6,423	32	37	201	174	604
Year Ended October 31, 2014
Dollars:
Sold	$67,599	$183	$7,683	$37,358	$32,115	$461,087	$2,285	$5,590	$16,783	$21,281	$64,004
Reinvested	22,872	509	3,549	21,633	3,342	109,388	847	2,015	7,091	7,474	16,873
Redeemed	(52,409)	(1,159)	(7,102)	(29,346)	(27,675)	(204,964)	(3,056)	(5,317)	(18,389)	(13,090)	(32,777)
Net Increase (Decrease)	$38,062	$(467	) $	4,130	$29,645	$7,782	$365,511	$76	$2,288	$5,485	$15,665	$48,100
Shares:
Sold	3,401	9	388	1,892	1,602	22,981	116	291	853	1,092	3,445
Reinvested	1,265	29	200	1,227	184	6,028	47	116	401	426	957
Redeemed	(2,625)	(60)	(365)	(1,500)	(1,399)	(10,310)	(153)	(274)	(937)	(679)	(1,682)
Net Increase (Decrease)	2,041	(22)	223	1,619	387	18,699	10	133	317	839	2,720

Distributions:
Period Ended April 30, 2015
From net investment income	$(1,496	) $	(4	) $	(73	) $	(1,148	) $	(404)	$ (10,270)	$(28	) $	(80	) $	(318	) $	(443	) $	(1,190)
From net realized gain on
investments	(2,088)	(35)	(339)	(1,848)	(447)	(12,483)	(75)	(174)	(585)	(704)	(1,683)
Total Dividends and Distributions	$(3,584	) $	(39	) $	(412	) $	(2,996	) $	(851)	$ (22,753)	$(103	) $	(254	) $	(903	) $	(1,147	) $	(2,873)
Year Ended October 31, 2014
From net investment income	$(2,511	) $	(20	) $	(199	) $	(2,370	) $	(597)	$ (17,416)	$(66	) $	(197	) $	(708	) $	(875	) $	(2,328)
From net realized gain on
investments	(20,923)	(504)	(3,732)	(19,272)	(4,454)	(105,748)	(781)	(1,979)	(6,383)	(6,599)	(14,545)
Total Dividends and Distributions	$ (23,434)	$(524	) $	(3,931)	$ (21,642)	$(5,051)	$ (123,164)	$(847	) $	(2,176	) $	(7,091	) $	(7,474)	$ (16,873)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Balanced Portfolio

Period Ended	Year Ended
April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$	75,719	$73,498
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	257,908	113,544
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(184,584)	191,459
Net Increase (Decrease) in Net Assets Resulting from Operations	149,043	378,501

Dividends and Distributions to Shareholders
From net investment income	(77,974)	(73,000)
From net realized gain on investments	(114,369)	(72,822)
Total Dividends and Distributions	(192,343)	(145,822)

Capital Share Transactions
Net increase (decrease) in capital share transactions	168,413	186,121
Total Increase (Decrease) in Net Assets	125,113	418,800

Net Assets
Beginning of period	4,909,432	4,490,632
End of period (including undistributed net investment income as set forth below)	$5,034,545	$4,909,432
Undistributed (overdistributed) net investment income (loss)	$	(29)	$2,226

Class A	Class B(a)	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$188,591	$187	$69,957	$76,798	$46,377	$245	$512	$5,678	$5,153	$6,470
Reinvested	80,379	2,542	25,774	39,863	32,376	169	327	2,419	2,197	4,598
Redeemed	(139,883)	(79,100)	(48,727)	(68,688)	(53,147)	(542)	(1,091)	(5,510)	(17,020)	(8,491)
Net Increase (Decrease)	$129,087	$(76,371	) $	47,004	$47,973	$25,606	$(128	) $	(252	) $	2,587	$(9,670	) $	2,577
Shares:
Sold	11,609	12	4,373	4,866	2,906	15	32	356	324	406
Reinvested	5,054	160	1,642	2,577	2,062	11	21	155	140	293
Redeemed	(8,633)	(4,861)	(3,041)	(4,362)	(3,334)	(34)	(67)	(348)	(1,064)	(529)
Net Increase (Decrease)	8,030	(4,689)	2,974	3,081	1,634	(8)	(14)	163	(600)	170
Year Ended October 31, 2014
Dollars:
Sold	$261,686	$1,159	$120,962	$169,110	$96,268	$1,254	$1,478	$12,657	$15,752	$32,588
Reinvested	62,117	2,654	16,315	29,781	26,562	121	269	1,957	1,741	3,074
Redeemed	(262,946)	(47,909)	(93,348)	(126,093)	(91,942)	(1,257)	(2,327)	(20,783)	(12,704)	(12,075)
Net Increase (Decrease)	$60,857	$(44,096	) $	43,929	$72,798	$30,888	$118	$(580	) $	(6,169	) $	4,789	$23,587
Shares:
Sold	16,443	73	7,691	10,889	6,114	79	95	808	1,001	2,080
Reinvested	3,964	170	1,060	1,950	1,712	8	17	127	113	198
Redeemed	(16,540)	(3,017)	(5,942)	(8,147)	(5,805)	(82)	(151)	(1,318)	(816)	(769)
Net Increase (Decrease)	3,867	(2,774)	2,809	4,692	2,021	5	(39)	(383)	298	1,509

Distributions:
Period Ended April 30, 2015
From net investment income	$ (33,395) $	(861	) $	(9,193)	$ (16,531)	$ (14,075)	$(62	) $	(123	) $	(949	) $	(872	) $	(1,913)
From net realized gain on
investments	(48,035)	(1,720)	(17,140)	(23,370)	(18,313)	(107)	(204)	(1,470)	(1,325)	(2,685)
Total Dividends and Distributions	$ (81,430) $	(2,581)	$(26,333)	$ (39,901)	$ (32,388)	$(169	) $	(327	) $	(2,419	) $	(2,197	) $	(4,598)
Year Ended October 31, 2014
From net investment income	$ (32,032) $	(899	) $	(6,022)	$ (15,511)	$ (14,935)	$(50	) $	(113	) $	(920	) $	(873	) $	(1,645)
From net realized gain on
investments	(30,837)	(1,798)	(10,663)	(14,328)	(11,635)	(71)	(156)	(1,037)	(868)	(1,429)
Total Dividends and Distributions	$ (62,869) $	(2,697)	$ (16,685)	$ (29,839)	$ (26,570)	$(121	) $	(269	) $	(1,957	) $	(1,741	) $	(3,074)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Conservative Balanced Portfolio

											Period Ended				Year Ended
											April 30, 2015				October 31, 2014
Operations
Net investment income (loss)											$		25,172			$31,449
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													58,799			25,559
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(41,299)			48,706
			Net Increase (Decrease) in Net Assets Resulting from Operations										42,672			105,714

Dividends and Distributions to Shareholders
From net investment income													(26,690)			(30,556)
From net realized gain on investments													(26,236)			(28,291)
						Total Dividends and Distributions							(52,926)			(58,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions													64,867			139,042
					Total Increase (Decrease) in Net Assets								54,613			185,909

Net Assets
Beginning of period												1,650,065				1,464,156
End of period (including undistributed net investment income as set forth below)												$1,704,678				$1,650,065
Undistributed (overdistributed) net investment income (loss)											$		1,080			$2,598

	Class A	Class B(a)		Class C	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$56,360	$125		$29,835	$48,805	$19,357	$415		$524		$1,925		$4,314		$5,112
Reinvested	15,586	333		6,866	17,281	9,754	85		79		640		670		1,176
Redeemed	(41,578)		(13,686)	(18,905)	(48,310)	(17,444)	(279)		(304)		(5,194)		(5,923)		(2,752)
Net Increase (Decrease)	$30,368	$(13,228	) $	17,796	$17,776	$11,667	$221		$299		$(2,629	) $	(939	) $	3,536
Shares:
Sold	4,577	10		2,448	4,009	1,590	34		43		158		356		423
Reinvested	1,285	28		571	1,440	810	7		7		53		56		97
Redeemed	(3,383)		(1,107)	(1,551)	(3,971)	(1,432)	(23)		(25)		(429)		(485)		(225)
Net Increase (Decrease)	2,479		(1,069)	1,468	1,478	968	18		25		(218)		(73)		295
Year Ended October 31, 2014
Dollars:
Sold	$99,282	$490		$55,534	$112,853	$36,746	$670		$657		$5,613		$8,035		$13,906
Reinvested	17,505	558		6,780	18,853	11,758	141		109		775		702		1,246
Redeemed	(79,948)		(8,122)	(36,271)	(67,221)	(37,028)	(2,473)		(1,111)		(6,025)		(6,011)		(8,961)
Net Increase (Decrease)	$36,839	$(7,074	) $	26,043	$64,485	$11,476	$(1,662	) $	(345	) $	363		$2,726		$6,191
Shares:
Sold	8,171	40		4,613	9,384	3,051	56		54		470		664		1,159
Reinvested	1,459	47		572	1,587	987	12		9		65		59		105
Redeemed	(6,583)		(668)	(3,009)	(5,582)	(3,072)	(210)		(92)		(500)		(504)		(747)
Net Increase (Decrease)	3,047		(581)	2,176	5,389	966	(142)		(29)		35		219		517

Distributions:
Period Ended April 30, 2015
From net investment income	$(8,071)	$(138	) $	(3,132)	$(8,840)	$(5,179)	$(39	) $	(38	) $	(310	) $	(334	) $	(609)
From net realized gain on
investments	(7,770)		(202)	(3,907)	(8,462)	(4,575)	(46)		(41)		(330)		(336)		(567)
Total Dividends and Distributions	$(15,841)	$(340	) $	(7,039)	$ (17,302) $	(9,754)	$(85	) $	(79	) $	(640	) $	(670	) $	(1,176)
Year Ended October 31, 2014
From net investment income	$(9,323)	$(210	) $	(2,871)	$ (10,067)	$(6,567)	$(56	) $	(49	) $	(382	) $	(356	) $	(675)
From net realized gain on
investments	(8,431)		(367)	(4,049)	(8,797)	(5,192)	(85)		(60)		(393)		(346)		(571)
Total Dividends and Distributions	$(17,754)	$(577	) $	(6,920)	$ (18,864)	$ (11,759)	$(141	) $	(109	) $	(775	) $	(702	) $	(1,246)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Conservative Growth Portfolio

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)													$		51,660			$34,716
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														236,663				102,217
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(175,504)				157,107
		Net Increase (Decrease) in Net Assets Resulting from Operations												112,819				294,040

Dividends and Distributions to Shareholders
From net investment income															(52,728)			(37,744)
From net realized gain on investments														(102,365)				(26,302)
								Total Dividends and Distributions						(155,093)				(64,046)

Capital Share Transactions
Net increase (decrease) in capital share transactions														103,212				32,336
						Total Increase (Decrease) in Net Assets									60,938			262,330

Net Assets
Beginning of period														3,272,719				3,010,389
End of period (including undistributed net investment income as set forth below)														$3,333,657				$3,272,719
Undistributed (overdistributed) net investment income (loss)													$		1,645			$2,713

	Class A	Class B(a)		Class C		Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$129,580	$128		$36,640		$36,444		$15,680	$391		$1,067		$2,212		$2,755		$6,306
Reinvested	69,639	2,102		23,076		24,520		26,906	192		392		1,226		1,179		4,218
Redeemed	(100,601)	(59,776)		(34,932)		(39,344)		(32,122)	(522)		(1,276)		(2,105)		(5,468)		(5,295)
Net Increase (Decrease)	$98,618	$(57,546	) $	24,784		$21,620		$10,464	$61		$183		$1,333		$(1,534	) $	5,229
Shares:
Sold	6,968	7		2,089		2,021		858	22		60		123		153		350
Reinvested	3,843	120		1,351		1,392		1,510	11		22		70		66		238
Redeemed	(5,427)	(3,287)		(1,993)		(2,180)		(1,769)	(29)		(71)		(118)		(301)		(292)
Net Increase (Decrease)	5,384	(3,160)		1,447		1,233		599	4		11		75		(82)		296
Year Ended October 31, 2014
Dollars:
Sold	$168,703	$782		$63,476		$90,413		$42,885	$1,178		$1,227		$5,477		$6,638		$20,443
Reinvested	29,395	887		7,886		9,814		12,404	68		148		576		514		1,605
Redeemed	(182,989)	(38,774)		(68,382)		(59,775)		(54,227)	(1,479)		(1,801)		(8,136)		(6,004)		(10,616)
Net Increase (Decrease)	$15,109	$(37,105	) $	2,980		$40,452		$1,062	$(233	) $	(426	) $	(2,083	) $	1,148		$11,432
Shares:
Sold	9,317	44		3,697		5,127		2,390	66		70		311		374		1,155
Reinvested	1,656	52		470		568		710	4		8		34		30		93
Redeemed	(10,096)	(2,206)		(3,982)		(3,383)		(3,024)	(85)		(103)		(460)		(341)		(595)
Net Increase (Decrease)	877	(2,110)		185		2,312		76	(15)		(25)		(115)		63		653

Distributions:
Period Ended April 30, 2015
From net investment income	$ (24,700)	$(348	) $	(5,773	) $	(8,800)		$ (10,601)	$(52)		$(117	) $	(388	) $	(412	) $	(1,537)
From net realized gain on
investments	(45,829)	(1,779)		(18,013)		(15,731)		(16,312)	(140)		(275)		(838)		(767)		(2,681)
Total Dividends and Distributions	$ (70,529)	$(2,127)		$ (23,786)		$ (24,531)		$ (26,913)	$(192	) $	(392	) $	(1,226	) $	(1,179	) $	(4,218)
Year Ended October 31, 2014
From net investment income	$ (18,085)	$(145	) $	(3,539	) $	(6,053	) $	(8,160)	$(32	) $	(78	) $	(333	) $	(315	) $	(1,004)
From net realized gain on
investments	(11,765)	(755)		(4,616)		(3,769)		(4,248)	(36)		(70)		(243)		(199)		(601)
Total Dividends and Distributions	$ (29,850)	$(900	) $	(8,155	) $	(9,822)		$ (12,408)	$(68	) $	(148	) $	(576	) $	(514	) $	(1,605)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Flexible Income Portfolio

											Period Ended				Year Ended
											April 30, 2015				October 31, 2014
Operations
Net investment income (loss)											$		33,763			$47,777
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													47,437			21,207
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(39,436)			48,443
		Net Increase (Decrease) in Net Assets Resulting from Operations											41,764			117,427

Dividends and Distributions to Shareholders
From net investment income													(34,046)			(47,578)
From net realized gain on investments													(21,877)			(27,718)
						Total Dividends and Distributions							(55,923)			(75,296)

Capital Share Transactions
Net increase (decrease) in capital share transactions												162,540				218,348
					Total Increase (Decrease) in Net Assets							148,381				260,479

Net Assets
Beginning of period												2,070,086				1,809,607
End of period (including undistributed net investment income as set forth below)												$2,218,467				$2,070,086
Undistributed (overdistributed) net investment income (loss)											$		(84)			$199
	Class A	Class B(a)		Class C	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$123,249	$126		$48,862	$125,853	$13,585	$49		$244		$2,244		$1,225		$2,266
Reinvested	21,258	307		7,308	20,295	5,056	18		25		289		301		582
Redeemed	(86,421)	(16,876)		(27,845)	(55,433)	(15,888)	(79)		(194)		(2,220)		(3,902)		(1,744)
Net Increase (Decrease)	$58,086	$(16,443	) $	28,325	$90,715	$2,753	$(12	) $	75		$313		$(2,376	) $	1,104
Shares:
Sold	9,827	10		3,932	10,107	1,090	4		20		180		99		181
Reinvested	1,709	25		593	1,643	408	1		2		23		24		47
Redeemed	(6,893)	(1,342)		(2,241)	(4,453)	(1,275)	(6)		(15)		(178)		(312)		(140)
Net Increase (Decrease)	4,643	(1,307)		2,284	7,297	223	(1)		7		25		(189)		88
Year Ended October 31, 2014
Dollars:
Sold	$174,672	$565		$90,762	$192,986	$21,324	$275		$294		$3,483		$3,379		$5,942
Reinvested	29,655	665		8,890	25,926	7,754	29		50		414		491		762
Redeemed	(146,495)	(9,495)		(53,794)	(99,032)	(27,335)	(621)		(912)		(4,206)		(4,459)		(3,621)
Net Increase (Decrease)	$57,832	$(8,265	) $	45,858	$119,880	$1,743	$(317	) $	(568	) $	(309	) $	(589	) $	3,083
Shares:
Sold	14,011	46		7,346	15,592	1,713	22		24		282		271		480
Reinvested	2,400	54		727	2,112	629	2		4		34		40		62
Redeemed	(11,767)	(763)		(4,359)	(8,016)	(2,200)	(50)		(75)		(339)		(361)		(292)
Net Increase (Decrease)	4,644	(663)		3,714	9,688	142	(26)		(47)		(23)		(50)		250

Distributions:
Period Ended April 30, 2015
From net investment income	$ (13,270)	$(146	) $	(4,104)	$ (12,592)	$(3,204)	$(10	) $	(15	) $	(171	) $	(176	) $	(358)
From net realized gain on
investments	(8,287)	(167)		(3,335)	(7,749)	(1,854)	(8)		(10)		(118)		(125)		(224)
Total Dividends and Distributions	$ (21,557)	$(313	) $	(7,439)	$ (20,341) $	(5,058)	$(18	) $	(25	) $	(289	) $	(301	) $	(582)
Year Ended October 31, 2014
From net investment income	$ (19,103)	$(327	) $	(5,071)	$ (16,886)	$(5,102)	$(16	) $	(29	) $	(250	) $	(298	) $	(496)
From net realized gain on
investments	(10,979)	(350)		(3,972)	(9,106)	(2,654)	(13)		(21)		(164)		(193)		(266)
Total Dividends and Distributions	$ (30,082)	$(677	) $	(9,043)	$ (25,992)	$(7,756)	$(29	) $	(50	) $	(414	) $	(491	) $	(762)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Strategic Growth Portfolio

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)													$		38,184			$17,813
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														177,985				94,122
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(148,739)				97,180
		Net Increase (Decrease) in Net Assets Resulting from Operations													67,430			209,115

Dividends and Distributions to Shareholders
From net investment income															(34,985)			(19,180)
From net realized gain on investments															(94,070)			(13,887)
								Total Dividends and Distributions						(129,055)				(33,067)

Capital Share Transactions
Net increase (decrease) in capital share transactions															86,850			(48,943)
						Total Increase (Decrease) in Net Assets									25,225			127,105

Net Assets
Beginning of period														2,013,177				1,886,072
End of period (including undistributed net investment income as set forth below)														$2,038,402				$2,013,177
Undistributed (overdistributed) net investment income (loss)													$		8,631			$5,432
	Class A	Class B(a)		Class C		Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$94,041	$82		$20,480		$18,952		$9,474	$402		$1,241		$2,386		$3,227		$5,155
Reinvested	62,496	2,452		19,822		18,748		18,927	258		294		1,126		1,260		2,320
Redeemed	(67,117)	(46,920)		(24,258)		(22,085)		(18,735)	(1,451)		(1,111)		(3,135)		(8,395)		(3,086)
Net Increase (Decrease)	$89,420	$(44,386	) $	16,044		$15,615		$9,666	$(791	) $	424		$377		$(3,908	) $	4,389
Shares:
Sold	4,426	4		1,038		914		454	20		60		118		157		251
Reinvested	3,030	127		1,034		933		933	13		15		56		63		115
Redeemed	(3,172)	(2,341)		(1,227)		(1,072)		(901)	(72)		(54)		(155)		(406)		(150)
Net Increase (Decrease)	4,284	(2,210)		845		775		486	(39)		21		19		(186)		216
Year Ended October 31, 2014
Dollars:
Sold	$100,668	$585		$35,497		$39,944		$26,851	$1,080		$1,004		$3,297		$6,294		$9,810
Reinvested	16,489	521		3,857		4,922		5,586	57		69		342		295		567
Redeemed	(136,073)	(29,695)		(52,474)		(38,730)		(31,193)	(1,454)		(988)		(6,841)		(3,139)		(6,091)
Net Increase (Decrease)	$(18,916)	$ (28,589)		(13,120)		$$6,136		$1,244	$(317	) $	85		$(3,202	) $	3,450		$4,286
Shares:
Sold	4,845	31		1,826		1,972		1,304	55		50		161		308		484
Reinvested	811	27		204		248		280	3		3		17		15		28
Redeemed	(6,537)	(1,519)		(2,699)		(1,909)		(1,517)	(74)		(49)		(337)		(155)		(298)
Net Increase (Decrease)	(881)	(1,461)		(669)		311		67	(16)		4		(159)		168		214

Distributions:
Period Ended April 30, 2015
From net investment income	$ (17,786)	$(350	) $	(3,981	) $	(5,395	) $	(6,050)	$(49	) $	(69	) $	(288	) $	(337	) $	(680)
From net realized gain on
investments	(45,478)	(2,128)		(16,319)		(13,354)		(12,956)	(209)		(225)		(838)		(923)		(1,640)
Total Dividends and Distributions	$ (63,264)	$(2,478)		(20,300)	$	$ (18,749)		$ (19,006)	$(258	) $	(294	) $	(1,126	) $	(1,260	) $	(2,320)
Year Ended October 31, 2014
From net investment income	$ (10,062)	$ (21	) $	(1,523	) $	(3,040	) $	(3,734)	$(27	) $	(37	) $	(197	) $	(180	) $	(359)
From net realized gain on
investments	(6,646)	(507)		(2,450)		(1,884)		(1,870)	(30)		(32)		(145)		(115)		(208)
Total Dividends and Distributions	$ (16,708)	$(528	) $	(3,973	) $	(4,924	) $	(5,604)	$(57	) $	(69	) $	(342	) $	(295	) $	(567)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Short-Term Income Fund

													Period Ended				Year Ended
													April 30, 2015				October 31, 2014
Operations
Net investment income (loss)													$		21,640			$33,087
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															863			7,291
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															1,524			(12,438)
			Net Increase (Decrease) in Net Assets Resulting from Operations												24,027			27,940

Dividends and Distributions to Shareholders
From net investment income															(20,328)			(32,788)
From net realized gain on investments															(651)			(979)
								Total Dividends and Distributions							(20,979)			(33,767)

Capital Share Transactions
Net increase (decrease) in capital share transactions														157,990				761,881
							Total Increase (Decrease) in Net Assets							161,038				756,054

Net Assets
Beginning of period														2,538,176				1,782,122
End of period (including undistributed net investment income as set forth below)														$2,699,214				$2,538,176
Undistributed (overdistributed) net investment income (loss)													$		4,466			$3,154
	Class A		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$61,190		$12,390		$14,549		$49,245	$380,306	$117		$349		$3,205		$1,906		$2,658
Reinvested	1,775		223		780		455	16,818	5		9		69		95		72
Redeemed	(64,423)		(16,868)		(18,445)		(41,086)	(236,037)	(558)		(290)		(7,131)		(2,128)		(1,260)
Net Increase (Decrease)	$(1,458	) $	(4,255	) $	(3,116	) $	8,614	$161,087	$(436	) $	68		$(3,857	) $	(127	) $	1,470
Shares:
Sold	5,003		1,013		1,190		4,027	31,116	10		29		262		156		217
Reinvested	145		18		64		37	1,375	–		1		6		8		6
Redeemed	(5,268)		(1,379)		(1,509)		(3,360)	(19,307)	(46)		(24)		(584)		(174)		(103)
Net Increase (Decrease)	(120)		(348)		(255)		704	13,184	(36)		6		(316)		(10)		120
Year Ended October 31, 2014
Dollars:
Sold	$93,607		$22,145		$35,492		$ 124,787	$1,018,630	$554		$594		$12,454		$12,996		$6,537
Reinvested	4,323		529		1,654		629	24,796	14		18		139		97		92
Redeemed	(156,237)		(37,638)		(41,219)		(109,699)	(238,125)	(946)		(288)		(8,827)		(3,171)		(2,056)
Net Increase (Decrease)	$(58,307)		$ (14,964)		$(4,073	) $	15,717	$805,301	$(378	) $	324		$3,766		$9,922		$4,573
Shares:
Sold	7,642		1,807		2,898		10,193	83,261	45		49		1,016		1,061		534
Reinvested	353		43		135		51	2,023	1		1		11		8		7
Redeemed	(12,754)		(3,071)		(3,367)		(8,957)	(19,448)	(77)		(24)		(720)		(259)		(168)
Net Increase (Decrease)	(4,759)		(1,221)		(334)		1,287	65,836	(31)		26		307		810		373

Distributions:
Period Ended April 30, 2015
From net investment income	$(1,886	) $	(226	) $	(759	) $	(594)	$ (16,623)	$(5	) $	(9	) $	(66	) $	(91	) $	(69)
From net realized gain on
investments	(68)		(22)		(29)		(20)	(502)	–		–		(3)		(4)		(3)
Total Dividends and Distributions	$(1,954	) $	(248	) $	(788	) $	(614)	$ (17,125)	$(5	) $	(9	) $	(69	) $	(95	) $	(72)
Year Ended October 31, 2014
From net investment income	$(4,570	) $	(554	) $	(1,607	) $	(970)	$ (24,743)	$(13	) $	(17	) $	(130	) $	(95	) $	(89)
From net realized gain on
investments	(179)		(56)		(66)		(28)	(634)	(1)		(1)		(9)		(2)		(3)
Total Dividends and Distributions	$(4,749	) $	(610	) $	(1,673	) $	(998)	$ (25,377)	$(14	) $	(18	) $	(139	) $	(97	) $	(92)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															SmallCap Blend Fund

															Period Ended					Year Ended
															April 30, 2015					October 31, 2014
Operations
Net investment income (loss)																	$(469)			$		(609)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																	17,829					64,485
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																	25,888					(24,171)
			Net Increase (Decrease) in Net Assets Resulting from Operations														43,248					39,705

Dividends and Distributions to Shareholders
From net investment income																	–					(158)
From net realized gain on investments																	(57,913)					(35,644)
									Total Dividends and Distributions								(57,913)					(35,802)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	65,117					18,085
							Total Increase (Decrease) in Net Assets										50,452					21,988

Net Assets
Beginning of period															509,082					487,094
End of period (including undistributed net investment income as set forth below)															$559,534					$509,082
Undistributed (overdistributed) net investment income (loss)																	$(460)			$		9
	Class A		Class B(a)		Class C		Class J		Class P		Institutional		R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$20,853		$13		$2,265		$5,944		$1,735		$7,719		$501		$991		$2,222			$3,175		$7,141
Reinvested	21,091		328		1,864		23,309		9		7,837		274		313		727			455		1,324
Redeemed	(17,871)		(2,928)		(1,409)		(15,023)		(66)		(2,137)		(166)		(483)		(1,941)			(1,080)		(1,869)
Net Increase (Decrease)	$24,073		$(2,587	) $	2,720		$14,230		$1,678		$13,419		$609		$821		$1,008			$2,550		$6,596
Shares:
Sold	985		1		115		290		77		346		23		47		105			148		341
Reinvested	1,084		19		102		1,247		1		382		15		17		37			23		65
Redeemed	(847)		(157)		(72)		(744)		(3)		(96)		(8)		(24)		(92)			(50)		(86)
Net Increase (Decrease)	1,222		(137)		145		793		75		632		30		40		50			121		320
Year Ended October 31, 2014(b)
Dollars:
Sold	$31,748		$70		$5,440		$16,496		$75		$6,647		$626		$757		$2,883			$1,663		$2,494
Reinvested	12,875		260		937		14,946		–		4,677		180		218		438			303		809
Redeemed	(34,544)		(1,149)		(2,870)		(32,788)		–		(4,755)		(1,116)		(1,041)		(2,894)			(2,157)		(3,143)
Net Increase (Decrease)	$10,079		$(819	) $	3,507		$(1,346	) $	75		$6,569		$(310	) $	(66	) $	427	$		(191	) $	160
Shares:
Sold	1,465		4		263		787		3		292		29		35		133			74		110
Reinvested	608		13		47		732		–		211		9		11		21			14		37
Redeemed	(1,594)		(58)		(141)		(1,566)		–		(206)		(53)		(49)		(133)			(96)		(138)
Net Increase (Decrease)	479		(41)		169		(47)		3		297		(15)		(3)		21			(8)		9

Distributions:
Period Ended April 30, 2015
From net investment income	$–	$	– $		–	$	– $		–		$–	$	– $		– $		–	$		– $		–
From net realized gain on
investments	(21,322)		(330)		(1,913)		(23,316)		(9)		(7,838)		(274)		(405)		(727)			(455)		(1,324)
Total Dividends and Distributions	$ (21,322)		$(330	) $	(1,913)		$ (23,316)		$(9	) $	(7,838)		$(274	) $	(405	) $	(727		) $	(455	) $	(1,324)
Year Ended October 31, 2014(b)
From net investment income	$–	$	– $		–	$	– $		–		$(154)	$	– $		– $		–	$		– $		(4)
From net realized gain on
investments	(12,988)		(263)		(973)		(14,951)		–		(4,523)		(180)		(220)		(438)			(303)		(805)
Total Dividends and Distributions	$ (12,988)		$(263	) $	(973)		$ (14,951)		$ –		$(4,677)		$(180	) $	(220	) $	(438		) $	(303	) $	(809)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap Growth Fund I

													Period Ended		Year Ended
													April 30, 2015		October 31, 2014
Operations
Net investment income (loss)														$(3,931)	$(12,101)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														142,807	283,206
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(37,509)	(169,608)
		Net Increase (Decrease) in Net Assets Resulting from Operations												101,367	101,497

Dividends and Distributions to Shareholders
From net realized gain on investments														(277,883)	(191,666)
							Total Dividends and Distributions							(277,883)	(191,666)

Capital Share Transactions
Net increase (decrease) in capital share transactions														2,475	102,585
					Total Increase (Decrease) in Net Assets									(174,041)	12,416

Net Assets
Beginning of period														1,846,455	1,834,039
End of period (including undistributed net investment income as set forth below)														$1,672,414	$1,846,455
Undistributed (overdistributed) net investment income (loss)														$(4,000)	$(69)
	Class J	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2015(a)
Dollars:
Sold	$5,306	$164,986	$419		$1,062		$2,904		$2,767		$3,863		$10
Reinvested	11,184	249,057	570		1,247		3,725		3,095		6,706		2
Redeemed	(10,318)	(426,002)	(590)		(1,575)		(4,928)		(3,614)		(7,401)		–
Net Increase (Decrease)	$6,172	$(11,959)	$399		$734		$1,701		$2,248		$3,168		$12
Shares:
Sold	515	12,538	38		98		262		232		319		1
Reinvested	1,214	21,526	56		127		363		289		606		–
Redeemed	(1,032)	(31,465)	(52)		(148)		(429)		(311)		(626)		–
Net Increase (Decrease)	697	2,599	42		77		196		210		299		1
Year Ended October 31, 2014
Dollars:
Sold	$10,105	$149,081	$575		$1,711		$6,329		$3,747		$12,246		N/A
Issued in acquisitions	31,107	156,046	1,125		2,825		3,857		3,653		6,616		–
Reinvested	3,819	179,715	301		467		2,165		1,740		3,443		N/A
Redeemed	(21,294)	(421,634)	(1,512)		(2,327)		(8,545)		(8,080)		(14,696)		N/A
Net Increase (Decrease)	$23,737	$63,208	$489		$2,676		$3,806		$1,060		$7,609		N/A
Shares:
Sold	858	10,570	45		137		490		281		904		N/A
Issued in acquisitions	2,807	11,756	94		242		319		292		516		–
Reinvested	331	13,032	24		39		172		134		258		N/A
Redeemed	(1,861)	(30,658)	(121)		(191)		(682)		(613)		(1,100)		N/A
Net Increase (Decrease)	2,135	4,700	42		227		299		94		578		N/A

Distributions:
Period Ended April 30, 2015(a)
From net investment income	$–	$ –	$–		$–		$–		$–		$–		$–
From net realized gain on
investments	(11,186)	(251,293)	(570)		(1,306)		(3,725)		(3,095)		(6,706)		(2)
Total Dividends and Distributions	$ (11,186)	$ (251,293)	$(570	) $	(1,306	) $	(3,725	) $	(3,095	) $	(6,706	) $	(2)
Year Ended October 31, 2014
From net investment income	$–	$ –	$–		$–		$–		$–		$–		N/A
From net realized gain on
investments	(3,821)	(179,716)	(301)		(480)		(2,165)		(1,740)		(3,443)		N/A
Total Dividends and Distributions	$(3,821)	$ (179,716)	$(301	) $	(480	) $	(2,165	) $	(1,740	) $	(3,443)		N/A

(a)	Period from November 25, 2014, date operations commenced, through April 30, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SmallCap S&P 600 Index Fund

										Period Ended	Year Ended
										April 30, 2015	October 31, 2014
Operations
Net investment income (loss)										$6,491	$8,879
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										35,407	72,137
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										2,382	4,419
		Net Increase (Decrease) in Net Assets Resulting from Operations								44,280	85,435

Dividends and Distributions to Shareholders
From net investment income										(9,853)	(5,982)
From net realized gain on investments										(71,124)	(24,464)
							Total Dividends and Distributions			(80,977)	(30,446)

Capital Share Transactions
Net increase (decrease) in capital share transactions										94,946	61,701
					Total Increase (Decrease) in Net Assets					58,249	116,690

Net Assets
Beginning of period										1,065,081	948,391
End of period (including undistributed net investment income as set forth below)										$1,123,330	$1,065,081
Undistributed (overdistributed) net investment income (loss)										$3,542	$6,904

	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2015
Dollars:
Sold	$8,333	$82,967	$2,019		$1,801		$18,437	$14,124	$20,204
Reinvested	11,030	38,183	944		1,308		9,384	6,429	13,620
Redeemed	(12,551)	(44,310)	(4,137)		(4,684)		(26,798)	(13,002)	(28,355)
Net Increase (Decrease)	$6,812	$76,840	$(1,174	) $	(1,575	) $	1,023	$7,551	$5,469
Shares:
Sold	352	3,385	84		72		743	563	803
Reinvested	488	1,616	41		55		392	266	562
Redeemed	(532)	(1,801)	(172)		(191)		(1,074)	(522)	(1,129)
Net Increase (Decrease)	308	3,200	(47)		(64)		61	307	236
Year Ended October 31, 2014
Dollars:
Sold	$20,887	$149,459	$5,160		$7,179		$52,451	$20,944	$57,363
Reinvested	4,349	13,034	363		541		3,199	2,572	6,353
Redeemed	(27,288)	(100,240)	(6,372)		(8,764)		(33,321)	(25,772)	(80,396)
Net Increase (Decrease)	$(2,052)	$62,253	$(849	) $	(1,044	) $	22,329	$(2,256)	$ (16,680)
Shares:
Sold	890	6,114	214		289		2,104	841	2,300
Reinvested	186	536	15		22		130	104	255
Redeemed	(1,163)	(4,090)	(264)		(360)		(1,341)	(1,039)	(3,227)
Net Increase (Decrease)	(87)	2,560	(35)		(49)		893	(94)	(672)

Distributions:
Period Ended April 30, 2015
From net investment income	$(1,165)	$(5,551)	$(33)		$(67	) $	(775)	$(679)	$(1,583)
From net realized gain on
investments	(9,867)	(32,709)	(911)		(1,241)		(8,609)	(5,750)	(12,037)
Total Dividends and Distributions	$ (11,032)	$ (38,260)	$(944)		$(1,308	) $	(9,384)	$(6,429)	$ (13,620)
Year Ended October 31, 2014
From net investment income	$(671)	$(3,133)	$(8)		$(34	) $	(419)	$(441)	$(1,276)
From net realized gain on
investments	(3,679)	(9,935)	(355)		(507)		(2,780)	(2,131)	(5,077)
Total Dividends and Distributions	$(4,350)	$ (13,068)	$(363)		$(541	) $	(3,199)	$(2,572)	$(6,353)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																	SmallCap Value Fund II

																Period Ended				Year Ended
																April 30, 2015				October 31, 2014
Operations
Net investment income (loss)																$		6,176			$3,590
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																	122,579				136,660
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																		(65,489)			2,506
		Net Increase (Decrease) in Net Assets Resulting from Operations																63,266			142,756

Dividends and Distributions to Shareholders
From net investment income																		(4,369)			(7,271)
From net realized gain on investments																	(136,041)				(98,502)
									Total Dividends and Distributions								(140,410)				(105,773)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	(117,155)				(21,399)
							Total Increase (Decrease) in Net Assets										(194,299)				15,584

Net Assets
Beginning of period																	1,562,796				1,547,212
End of period (including undistributed net investment income as set forth below)																	$1,368,497				$1,562,796
Undistributed (overdistributed) net investment income (loss)																$		2,853			$1,046
	Class A	Class J				Class P	Institutional		R-1			R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2015(a)
Dollars:
Sold	$1,280	$825				$13	$111,992		$110			$446		$1,665		$1,162		$1,984		$10
Reinvested	70	2,120				2	132,327		211			485		1,213		1,393		2,475		1
Redeemed	(211)	(1,868)				–	(367,642)		(187)			(1,287)		(1,526)		(1,956)		(2,262)		–
Net Increase (Decrease)	$1,139	$1,077				$15	$(123,323)		$134			$(356	) $	1,352		$599		$2,197		$11
Shares:
Sold	95	64				1	8,314		9			36		128		89		149		1
Reinvested	6	172				–	10,498		18			41		99		113		199		–
Redeemed	(16)	(145)				–	(26,728)		(16)			(102)		(117)		(149)		(171)		–
Net Increase (Decrease)	85	91				1	(7,916)		11			(25)		110		53		177		1
Year Ended October 31, 2014(b)
Dollars:
Sold	$249	$3,462				$15	$82,991		$376			$895		$3,013		$3,705		$8,020		N/A
Reinvested	–	1,219				–	100,947		141			390		813		767		1,496		N/A
Redeemed	(32)	(3,805)				–	(205,532)		(773)			(2,927)		(4,334)		(2,967)		(9,528)		N/A
Net Increase (Decrease)	$217	$876				$15	$(21,594)		$(256)			$(1,642	) $	(508)		$1,505		$(12)		N/A
Shares:
Sold	18	256				1	6,025		29			69		222		275		592		N/A
Reinvested	–	93				–	7,515		11			30		62		58		113		N/A
Redeemed	(2)	(281)				–	(14,942)		(60)			(223)		(323)		(218)		(707)		N/A
Net Increase (Decrease)	16	68				1	(1,402)		(20)			(124)		(39)		115		(2)		N/A

Distributions:
Period Ended April 30, 2015(a)
From net investment income	$(2)	$–	$		– $	(4,343)			$–	$		– $		–		$–		$(24	) $	–
From net realized gain on
investments	(68)	(2,120)			(2)		(128,097)		(211)			(485)		(1,213)		(1,393)		(2,451)		(1)
Total Dividends and Distributions	$(70)	$(2,120)			$(2) $		(132,440)		$(211		) $	(485	) $	(1,213	) $	(1,393	) $	(2,475	) $	(1)
Year Ended October 31, 2014(b)
From net investment income	$–	$–	$		– $	(7,197)			$–	$		– $		(4	) $	(17	) $	(53)		N/A
From net realized gain on
investments	–	(1,219)			–		(93,750)		(141)			(390)		(809)		(750)		(1,443)		N/A
Total Dividends and Distributions	$–	$(1,219)		$	– $		(100,947	) $	(141		) $	(390	) $	(813	) $	(767	) $	(1,496)		N/A

(a)	Period from November 25, 2014, date operations commenced, through April 30, 2015 for R-6 shares.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C, and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective April 25, 2014, SmallCap Growth Fund I acquired all the assets and assumed all the liabilities of SmallCap Growth Fund II pursuant to a plan of acquisition approved by shareholders on April 18, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 19,785,000 shares from SmallCap Growth Fund II for 16,026,000 shares valued at $205,229,000 of SmallCap Growth Fund I at an approximate exchange rate of .80, .81, .81, .80, .81, .81, and .81 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund II, with a fair value of approximately $205,017,000 and a cost of $174,133,000, were the primary assets acquired by SmallCap Growth Fund I. For financial reporting purposes, assets received and shares issued by SmallCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund II was carried forward to align ongoing reporting of SmallCap Growth Fund I’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund II and SmallCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $205,511,000 ($589,000 of accumulated realized gains and $30,884,000 of unrealized appreciation), and $1,762,494,000, respectively. The aggregate net assets of SmallCap Growth Fund I immediately following the acquisition were $1,968,005,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for SmallCap Growth Fund I, SmallCap Growth Fund I’s pro forma results of operations for the year ended October 31, 2014, would have been $12,911,000 of net investment loss, $110,826,000 of net realized and unrealized gain on investments, and $97,915,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Fund I that have been included in the SmallCap Growth Fund I’s statement of operations since April 25, 2014.

Effective June 3, 2014, the initial purchases of $10,000 of Class A and Class P shares of International Fund I, MidCap Value Fund III, and SmallCap Value Fund II were made by the Manager.

Effective June 3, 2014, the initial purchases of $10,000 of Class P shares of LargeCap Growth Fund I, LargeCap Value Fund, and SmallCap Blend Fund were made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

1. Organization (Continued)

Effective June 6, 2014, LargeCap Value Fund III acquired all the assets and assumed all the liabilities of LargeCap Value Fund I pursuant to a plan of acquisition approved by shareholders on May 30, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 29,485,000 shares from LargeCap Value Fund I for 13,021,000 shares valued at $199,883,000 of LargeCap Value Fund III at an approximate exchange rate of .44, .45, .45, .43, .44, and .45 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund I, with a fair value of approximately $190,949,000 and a cost of $155,028,000, were the primary assets acquired by LargeCap Value Fund III. For financial reporting purposes, assets received and shares issued by LargeCap Value Fund III were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund I was carried forward to align ongoing reporting of LargeCap Value Fund III’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Value Fund I and LargeCap Value Fund III immediately prior to the acquisition in accordance with U.S. GAAP were approximately $199,883,000 ($395,830,000 of accumulated realized gains and $35,921,000 of unrealized appreciation), and $2,702,377,000, respectively. The aggregate net assets of LargeCap Value Fund III immediately following the acquisition were $2,902,260,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for LargeCap Value Fund III, LargeCap Value Fund III’s pro forma results of operations for the year ended October 31, 2014, would have been $42,794,000 of net investment gain, $354,205,000 of net realized and unrealized gain on investments, and $396,999,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund III that have been included in LargeCap Value Fund III’s statement of operations since June 6, 2014.

Effective September 30, 2014, the initial purchases of $10,000 of Institutional shares of Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund were made by the Manager.

Effective November 25, 2014, the initial purchases of $10,000 of Class R-6 shares of Global Real Estate Securities Fund, Income Fund, LargeCap Growth Fund I, MidCap Value Fund III, SmallCap Growth Fund I, and SmallCap Value Fund II were made by the Manager.

Effective February 20, 2015, Bond & Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Core Plus Bond Fund I pursuant to a plan of acquisition approved by shareholders on February 13, 2015. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 8,899,000 shares from Core Plus Bond Fund I for 7,568,000 shares valued at $82,846,000 of Bond & Mortgage Securities Fund at an approximate exchange rate of .85, .84, .85, .85, .84, and .85 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of Core Plus Bond Fund I, with a fair value of approximately $82,437,000 were the primary assets acquired by Bond & Mortgage Securities Fund. For financial reporting purposes, assets received and shares issued by Bond & Mortgage Securities Fund were recorded at fair value. The aggregate net assets of Core Plus Bond Fund I and Bond & Mortgage Securities Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $82,846,000 and $4,229,384,000, respectively. The aggregate net assets of Bond & Mortgage Securities Fund immediately following the acquisition were $4,312,230,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Bond & Mortgage Securities Fund, Bond & Mortgage Securities Fund’s pro forma results of operations for the period ended April 30, 2015, would have been $57,371,000 of net investment income, $37,094,000 of net realized and unrealized gain on investments, and $94,465,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Bond & Mortgage Securities Fund that have been included in Bond & Mortgage Securities Fund’s statement of operations since February 20, 2015.

Effective February 23, 2015, Class B shares discontinued operations and converted to Class A shares.

Effective February 27, 2015, the initial purchase of $10,000 of Institutional shares of California Municipal Fund was made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

1. Organization (Continued)

Effective April 24, 2015, Principal Capital Securities Fund acquired all the assets and assumed all the liabilities of LargeCap Blend Fund II pursuant to a plan of acquisition approved by shareholders on April 17, 2015. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 64,280,000 shares from LargeCap Blend Fund II for 8,398,000 shares valued at $508,620,000 of Principal Capital Appreciation Fund at an approximate exchange rate of .13 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares. The investment securities of LargeCap Blend Fund II, with a fair value of approximately $527,286,000 and a cost of $474,068,000, were the primary assets acquired by Principal Capital Appreciation Fund. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Blend Fund II was carried forward to align ongoing reporting of Principal Capital Appreciation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Blend Fund II and Principal Capital Appreciation Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $508,620,000 ($5,882,000 of accumulated realized losses and $53,218,000 of unrealized appreciation), and $2,584,975,000, respectively. The aggregate net assets of Principal Capital Appreciation Fund immediately following the acquisition were $3,093,595,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Principal Capital Appreciation Fund, Principal Capital Appreciation Fund’s pro forma results of operations for the period ended April 30, 2015, would have been $21,203,000 of net investment income, $131,730,000 of net realized and unrealized gain on investments, and $152,933,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal Capital Appreciation Fund that have been included in Principal Capital Appreciation Fund’s statement of operations since April 24, 2015.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other publically traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global Diversified		Global Real Estate
International Fund		Income Fund		Securities Fund
Euro	18.5%	Euro	5.0%	Japanese Yen	10.0%
Japanese Yen	15.3			British Pound Sterling	8.5
British Pound Sterling	14.2			Euro	7.2
Canadian Dollar	12.3			Hong Kong Dollar	7.2
Swiss Franc	7.0			Australian Dollar	7.2

International
Emerging Markets Fund		International Fund I		Overseas Fund
Hong Kong Dollar	25.2%	Japanese Yen	24.3%	Euro	30.3%
South Korean Won	15.8	Hong Kong Dollar	18.9	British Pound Sterling	20.1
New Taiwan Dollar	12.6	British Pound Sterling	13.8	Japanese Yen	14.8
Indian Rupee	8.2	Euro	8.5	Swiss Franc	10.7
Brazilian Real	7.4	New Taiwan Dollar	5.8
South African Rand	7.3
Mexican Peso	5.1

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds, Prinicpal LifeTime Hybrid Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2015, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2015, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $1,382,000 and International Emerging Markets Fund had a foreign tax refund receivable of $64,000 and had a deferred tax liability of $2,623,000 relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2015, Diversified International Fund, Global Real Estate Securities Fund, High Yield Fund I, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund II, LargeCap Value Fund, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, and SmallCap Value Fund II each borrowed from the Facility. Bond & Mortgage Securities Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2015, Bond & Mortgage Securities Fund, California Municipal Fund, and Principal Capital Appreciation Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of April 30, 2015, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Bond & Mortgage Securities Fund
Financial Derivative Instruments: Over the Counter Summary

	Counterparty
	Brown Brothers
	Harriman & Co.
Assets*
Foreign Currency Contracts	$17
Total OTC	$17

Liabilities*
Foreign Currency Contracts	$(223)
Total OTC	$(223)

Net Market Value of OTC Derivatives	$(206)
Collateral (Received)/Pledged**	—
Net Exposure	$(206)

Fund: Global Diversified Income Fund
Financial Derivative Instruments: Over the Counter Summary

		Counterparty
		Bank of New		JP Morgan
	Bank of America	York Mellon	Credit Suisse	Chase	Total
Assets*
Foreign Currency Contracts	$—	$138	$—	$4,857	$4,995
Total OTC	$—	$138	$—	$4,857	$4,995

Liabilities*
Credit Default Swaps	$—	$—	$(5,782)	$—	$(5,782)
Foreign Currency Contracts	(1,031)	(345)	—	(23,899)	(25,275)
Total OTC	$(1,031)	$(345)	$(5,782)	$(23,899)	$(31,057)

Net Market Value of OTC Derivatives	$(1,031)	$(207)	$(5,782)	$(19,042)	$(26,062)
Collateral (Received)/Pledged**	890	—	5,470	—	6,360
Net Exposure	$(141)	$(207)	$(312)	$(19,042)	$(19,702)

Fund: High Yield Fund
Financial Derivative Instruments: Over the Counter Summary

	Counterparty
	Brown Brothers
	Harriman & Co.
Liabilities*
Foreign Currency Contracts	$(1,229)
Collateral (Received)/Pledged**	—
Net Exposure	$(1,229)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Fund: Inflation Protection Fund
Financial Derivative Instruments: Over the Counter Summary

					Counterparty
										Standard
										Chartered
	Bank						JP	RBC	Sanford	Bank,
	Of	Barclays	BNP		Deutsche	International	Morgan	Dominion	C.	Hong
	America	Bank PLC	Paribas	Citigroup	Bank AG	FCStone	Chase	Securities	Bernstein	Kong	UBS AG	Total
Assets*
Foreign Currency Contracts	$—	$412	$90	$70	$75	$—	$—	$—	$—	$—	$93	$740
Purchased Capped Options	—	10	—	—	—	—	—	—	—	—	—	10
Purchased Interest Rate
Swaptions	—	1,449	—	—	—	—	—	—	—	—	—	1,449
Total OTC	$—	$1,871	$90	$70	$75	$—	$—	$—	$—	$—	$93	$2,199

Liabilities*
Foreign Currency Contracts	$(31)	$—	$—	$(94)	$(230)	$(382)	$(226)	$(17)	$(117)	$(7)	$(2,596)	$(3,700)
Interest Rate Swaps	—	(137)	—	—	—	—	—	—	—	—	—	(137)
Written Interest Rate
Swaptions	—	(1,662)	—	—	—	—	—	—	—	—	—	(1,662)
Total OTC	$(31)	$(1,799)	$—	$(94)	$(230)	$(382)	$(226)	$(17)	$(117)	$(7)	$(2,596)	$(5,499)

Net Market Value of OTC
Derivatives	$(31)	$72	$90	$(24)	$(155)	$(382)	$(226)	$(17)	$(117)	$(7)	$(2,503)	$(3,300)
Collateral
(Received)/Pledged**	—	—	—	—	—	—	—	—	—	—	—	—
Net Exposure	$(31)	$72	$90	$(24)	$(155)	$(382)	$(226)	$(17)	$(117)	$(7)	$(2,503)	$(3,300)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2015, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	131,192	$14,247
Options written	958,322	140,321
Options expired	(226,731)	(29,977)
Options closed	(692,773)	(93,613)
Options exercised	(22,661)	(3,791)
Balance at end of period	147,349	27,187

Inflation Protection Fund		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	2,177	33,300	$1,029
Options written	13,778,020	70,400	2,977
Options expired	(2,020)	—	(526)
Options closed	(1,602)	(33,300)	(1,200)
Options exercised	(1,575)	—	(361)
Balance at end of period	13,775,000	70,400	1,919

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Funds receive income for lending their securities in the form of fees and by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent. Security lending income is shown in each fund's statement of operations. The Funds continue to earn income on the securities loaned. As of April 30, 2015, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Fund I	$78,528	$80,878
SmallCap S&P 600 Index Fund	29,944	30,793

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2015, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/(loss)
Bond & Mortgage Securities Fund	$1,200	$—
Global Diversified Income Fund	35,712	38
High Yield Fund	12,600	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2015 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2015, counterparties had pledged collateral for swap agreements of $4,713,900 for High Yield Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, Real Estate Allocation Fund, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Principal Real Estate Investors, LLC (“Principal-REI”) is the Sub-Advisor to Real Estate Allocation Fund, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal-REI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of April 30, 2015, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Bond & Mortgage Securities Fund	83.20%	LargeCap Value Fund	81.63%
Diversified International Fund	47.55	LargeCap Value Fund III	72.91
Equity Income Fund	40.04	MidCap Fund	9.80
Global Diversified Income Fund	11.93	MidCap Growth Fund III	50.02
Global Real Estate Securities Fund	47.91	MidCap S&P 400 Index Fund	18.02
Government & High Quality Bond Fund	57.70	MidCap Value Fund I	19.00
High Yield Fund	11.96	MidCap Value Fund III	69.88
High Yield Fund I	16.64	Overseas Fund	67.18
Income Fund	60.68	Principal Capital Appreciation Fund	35.72
Inflation Protection Fund	62.25	Short-Term Income Fund	44.77
International Emerging Markets Fund	51.83	SmallCap Growth Fund I	34.23
LargeCap Growth Fund	57.48	SmallCap S&P 600 Index Fund	18.76
LargeCap Growth Fund I	27.32	SmallCap Value Fund II	47.34
LargeCap S&P 500 Index Fund	50.46

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2015			Liability Derivatives April 30, 2015
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$1,369
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$17	Payables	$223
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$125	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	17		$1,717
Global Diversified Income Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$5,782
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$15,667
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$4,995	Payables	$25,275
		Total$	4,995		$46,724
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$3,149	Payables, Net Assets Consist of Net unrealized	$273
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$—	Payables	$1,229
		Total$	3,149		$1,502
Inflation Protection Fund
Foreign exchange contracts	Receivables		$1,576	Payables, Net Assets Consist of Net unrealized	$3,900
				appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4,280*	Payables, Net Assets Consist of Net unrealized	$5,733	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	5,856		$9,633
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$224*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$2,267	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$40*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$574*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$893	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$1,152	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$583	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$989	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$154	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,162*	Payables, Net Assets Consist of Net unrealized	$80	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2015		Liability Derivatives April 30, 2015
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$64	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$1,721	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$557	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$1,396	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(2,294)	$190
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$1,934	$(466)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(335)	$604
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(695)	$328
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$2,267	$(1,516)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Options and	$(67,112)	$62,040
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$62,296	$(27,568)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Swap	$531	$—
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
	Total	$(2,018)	$(32,956)
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(912)	$2,572
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$8,693	$(1,229)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$7,781	$1,343

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$11,877	$(3,453)
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(6,947)	$353
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$4,930	$(3,100)
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$450	$31
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$11,542	$(6,901)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$4,922	$(1,131)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$3,927	$(1,949)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$(648)	$(452)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$8,708	$(3,749)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$6,674	$(4,503)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$1,895	$(1,109)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$7,896	$(4,718)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$3,712	$(870)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$3,805	$1,543

contracts/Change in unrealized
appreciation/(depreciation) of Futures
contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$651	$(317)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$9,221	$(5,260)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$3,342	$(1,799)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$7,074	$(4,552)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2015.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 as of April 30, 2015 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Global Diversified Income Fund	$6,812,481
High Yield Fund	50
High Yield Fund I	3,386,142
SmallCap Value Fund II	403,735

Below are transfers from Level 2 to Level 1 as of April 30, 2015 due to the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$23,389,413
SmallCap Value Fund II	504,624

The following is a summary of the inputs used as of April 30, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$2,881,133	$23,221	$2,904,354
Common Stocks*	—	—	—	—
Convertible Bonds	—	3,443	—	3,443
Investment Companies	167,110	—	—	167,110
Preferred Stocks
Communications	1,340	—	—	1,340
Financial	15,379	4,417	—	19,796
Utilities	1,765	—	—	1,765
Senior Floating Rate Interests	—	148,740	—	148,740
U.S. Government & Government Agency Obligations	—	1,518,265	—	1,518,265
Total investments in securities $	185,594	$4,555,998	$23,221	$4,764,813
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$17	$—	$17
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(1,369)	$—	$(1,369)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(223)	$—	$(223)
Interest Rate Contracts**
Futures	$(125)	$—	$—	$(125)

California Municipal Fund
Municipal Bonds	$—	$232,349	$—	$232,349
Total investments in securities $	—	$232,349	$—	$232,349

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$21,452	$226,811	$—	$248,263
Communications		32,684	577,159	—	609,843
Consumer, Cyclical		200,714	634,045	—	834,759
Consumer, Non-cyclical		44,248	856,022	—	900,270
Energy		114,732	194,579	—	309,311
Financial		328,434	1,027,304	—	1,355,738
Industrial		105,353	616,310	—	721,663
Technology		17,131	225,683	—	242,814
Utilities		20,339	177,464	—	197,803
Investment Companies		120,612	—	—	120,612
	Total investments in securities $	1,005,699	$4,535,377	$—	$5,541,076

Equity Income Fund
Common Stocks*		$5,851,368	$—	$—	$5,851,368
Investment Companies		168,493	—	—	168,493
	Total investments in securities $	6,019,861	$—	$—	$6,019,861

Global Diversified Income Fund
Bonds		$—	$7,105,891	$56,736	$7,162,627
Common Stocks
Basic Materials		44,135	20,239	—	64,374
Communications		181,694	83,712	4	265,410
Consumer, Cyclical		51,632	49,695	—	101,327
Consumer, Non-cyclical		124,696	122,704	—	247,400
Diversified		879	7,377	—	8,256
Energy		715,238	33,591	—	748,829
Financial		471,715	361,332	—	833,047
Government		2,090	—	—	2,090
Industrial		91,837	130,644	—	222,481
Technology		61,623	12,060	—	73,683
Utilities		465,289	189,811	—	655,100
Convertible Bonds		—	4,303	—	4,303
Convertible Preferred Stocks
Financial		4,412	—	—	4,412
Credit Linked Structured Notes		—	6,206	3,318	9,524
Investment Companies		698,349	—	—	698,349
Preferred Stocks
Communications		20,097	14,846	—	34,943
Financial		188,167	24,986	—	213,153
Industrial		20,299	194	—	20,493
Utilities		22,903	8,062	—	30,965
Senior Floating Rate Interests		—	676,692	8,660	685,352
	Total investments in securities $	3,165,055	$8,852,345	$68,718	$12,086,118
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$4,995	$—	$4,995
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(5,782)	$—	$(5,782)
Equity Contracts**
Options		$(15,667)	$—	$—	$(15,667)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(25,275)	$—	$(25,275)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$43,105	$—	$43,105
Consumer, Non-cyclical		18,482	—	—	18,482
Diversified		—	36,392	—	36,392
Financial		1,531,341	1,143,247	—	2,674,588
Investment Companies		18,971	—	—	18,971
	Total investments in securities $	1,568,794	$1,222,744	$—	$2,791,538

Government & High Quality Bond Fund
Bonds		$—	$504,711	$—	$504,711
Investment Companies		34,399	—	—	34,399
U.S. Government & Government Agency Obligations		—	1,050,555	—	1,050,555
	Total investments in securities $	34,399	$1,555,266	$—	$1,589,665

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

High Yield Fund
Bonds	$—	$3,356,037	$11,693	$3,367,730
Common Stocks
Consumer, Non-cyclical	—	—	—	—
Energy	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	22,806	—	22,806
Investment Companies	86,108	—	—	86,108
Preferred Stocks
Financial	—	12,516	—	12,516
Senior Floating Rate Interests	—	297,155	—	297,155
U.S. Government & Government Agency Obligations	—	99,997	—	99,997
Total investments in securities $	86,108	$3,788,511	$11,693	$3,886,312
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$3,149	$—	$3,149
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(273)	$—	$(273)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,229)	$—	$(1,229)

High Yield Fund I
Bonds	$—	$920,476	$3,669	$924,145
Common Stocks
Consumer, Cyclical	—	78	—	78
Financial	—	—	150	150
Industrial	225	13	—	238
Utilities	665	—	—	665
Convertible Bonds	—	—	558	558
Investment Companies	23,998	—	—	23,998
Preferred Stocks
Financial	—	3,073	—	3,073
Industrial	—	—	—	—
Senior Floating Rate Interests	—	56,631	—	56,631
Total investments in securities $	24,888	$980,271	$4,377	$1,009,536

Income Fund
Bonds	$—	$1,892,197	$13,811	$1,906,008
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	32,841	—	32,841
Investment Companies	154,309	—	—	154,309
Senior Floating Rate Interests	—	19,764	—	19,764
U.S. Government & Government Agency Obligations	—	1,041,223	—	1,041,223
Total investments in securities $	154,309	$2,986,025	$13,816	$3,154,150

Inflation Protection Fund
Bonds	$—	$100,993	$342	$101,335
Investment Companies	95,968	—	—	95,968
U.S. Government & Government Agency Obligations	—	1,407,381	—	1,407,381
Purchased Interest Rate Swaptions	—	1,449	—	1,449
Purchased Capped Options	—	10	—	10
Purchased Options	234	836	—	1,070
Total investments in securities $	96,202	$1,510,669	$342	$1,607,213
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$740	$—	$740
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$511	$—	$511
Futures	2,076	—	—	2,076
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(3,700)	$—	$(3,700)
Written Options	—	(200)	—	(200)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,953)	$—	$(1,953)
Futures	(1,981)	—	—	(1,981)
Interest Rate Swaps	—	(137)	—	(137)
Interest Rate Swaptions	—	(1,662)	—	(1,662)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$4,275	$44,136	$—	$48,411
Communications		42,304	249,204	—	291,508
Consumer, Cyclical		23,953	108,709	—	132,662
Consumer, Non-cyclical		57,722	85,267	—	142,989
Energy		54,661	46,361	—	101,022
Financial		55,526	434,493	—	490,019
Industrial		33,221	93,923	—	127,144
Technology		6,670	207,862	—	214,532
Utilities		—	76,598	—	76,598
Investment Companies		22,320	—	—	22,320
Preferred Stocks
Communications		—	9,924	—	9,924
Energy		—	11,118	—	11,118
Financial		—	45,408	—	45,408
	Total investments in securities $	300,652	$1,413,003	$—	$1,713,655

International Fund I
Common Stocks
Basic Materials		$—	$20,815	$—	$20,815
Communications		—	15,401	—	15,401
Consumer, Cyclical		15,922	73,842	—	89,764
Consumer, Non-cyclical		6,709	28,715	—	35,424
Energy		2,715	7,145	—	9,860
Financial		1,429	81,865	—	83,294
Industrial		1,566	35,370	—	36,936
Technology		18,972	33,931	—	52,903
Utilities		—	8,630	—	8,630
Investment Companies		16,878	—	—	16,878
	Total investments in securities $	64,191	$305,714	$—	$369,905
Assets
Equity Contracts**
Futures		$224	$—	$—	$224

LargeCap Growth Fund
Common Stocks*		$3,167,299	$—	$—	$3,167,299
Investment Companies		40,105	—	—	40,105
	Total investments in securities $	3,207,404	$—	$—	$3,207,404

LargeCap Growth Fund I
Common Stocks
Basic Materials		$139,394	$—	$—	$139,394
Communications		1,188,915	1,012	979	1,190,906
Consumer, Cyclical		782,849	—	—	782,849
Consumer, Non-cyclical		2,052,601	—	—	2,052,601
Energy		288,414	—	—	288,414
Financial		615,463	—	—	615,463
Industrial		725,626	—	—	725,626
Technology		973,946	—	—	973,946
Utilities		1,114	—	—	1,114
Convertible Preferred Stocks
Communications		—	11,921	6,874	18,795
Investment Companies		203,923	—	—	203,923
Preferred Stocks
Communications		—	—	4,970	4,970
	Total investments in securities $	6,972,245	$12,933	$12,823	$6,998,001
Liabilities
Equity Contracts**
Futures		$(2,267)	$—	$—	$(2,267)

LargeCap Growth Fund II
Common Stocks*		$665,520	$—	$—	$665,520
Investment Companies		16,907	—	—	16,907
	Total investments in securities $	682,427	$—	$—	$682,427
Assets
Equity Contracts**
Futures		$40	$—	$—	$40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Index Fund
Common Stocks*		$4,689,418	$—	$—	$4,689,418
Investment Companies		179,247	—	—	179,247
	Total investments in securities $	4,868,665	$—	$—	$4,868,665
Assets
Equity Contracts**
Futures		$574	$—	$—	$574

LargeCap Value Fund
Common Stocks*		$2,904,911	$—	$—	$2,904,911
Investment Companies		12,376	—	—	12,376
	Total investments in securities $	2,917,287	$—	$—	$2,917,287

LargeCap Value Fund III
Common Stocks*		$1,888,129	$—	$—	$1,888,129
Investment Companies		67,067	—	—	67,067
	Total investments in securities $	1,955,196	$—	$—	$1,955,196
Liabilities
Equity Contracts**
Futures		$(893)	$—	$—	$(893)

MidCap Fund
Common Stocks*		$10,772,930	$—	$—	$10,772,930
Investment Companies		21,520	—	—	21,520
	Total investments in securities $	10,794,450	$—	$—	$10,794,450

MidCap Growth Fund
Common Stocks*		$108,698	$—	$—	$108,698
Investment Companies		1,091	—	—	1,091
	Total investments in securities $	109,789	$—	$—	$109,789

MidCap Growth Fund III
Common Stocks*		$1,412,963	$—	$—	$1,412,963
Investment Companies		82,659	—	—	82,659
	Total investments in securities $	1,495,622	$—	$—	$1,495,622
Liabilities
Equity Contracts**
Futures		$(1,152)	$—	$—	$(1,152)

MidCap S&P 400 Index Fund
Common Stocks*		$1,148,486	$—	$—	$1,148,486
Investment Companies		31,808	—	—	31,808
	Total investments in securities $	1,180,294	$—	$—	$1,180,294
Liabilities
Equity Contracts**
Futures		$(583)	$—	$—	$(583)

MidCap Value Fund I
Common Stocks*		$1,943,177	$—	$—	$1,943,177
Investment Companies		47,295	—	—	47,295
	Total investments in securities $	1,990,472	$—	$—	$1,990,472
Liabilities
Equity Contracts**
Futures		$(989)	$—	$—	$(989)

MidCap Value Fund III
Common Stocks*		$1,006,787	$—	$—	$1,006,787
Investment Companies		37,763	—	—	37,763
	Total investments in securities $	1,044,550	$—	$—	$1,044,550
Liabilities
Equity Contracts**
Futures		$(154)	$—	$—	$(154)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Fund
Bonds		$—	$121,552	$—	$121,552
Certificate of Deposit		—	27,700	—	27,700
Commercial Paper		—	603,847	—	603,847
Investment Companies		47,880	—	—	47,880
Municipal Bonds		—	60,000	—	60,000
Repurchase Agreements		—	75,360	—	75,360
	Total investments in securities $	47,880	$888,459	$—	$936,339

Overseas Fund
Common Stocks
Basic Materials		$—	$168,328	$—	$168,328
Communications		—	250,867	—	250,867
Consumer, Cyclical		8,320	288,693	—	297,013
Consumer, Non-cyclical		35,140	457,761	—	492,901
Diversified		—	17,271	—	17,271
Energy		15,185	140,539	—	155,724
Financial		—	717,475	—	717,475
Industrial		39,820	424,008	—	463,828
Technology		—	46,760	—	46,760
Utilities		—	99,660	—	99,660
Investment Companies		114,924	—	—	114,924
Preferred Stocks
Consumer, Cyclical		—	27,304	—	27,304
	Total investments in securities $	213,389	$2,638,666	$—	$2,852,055
Assets
Equity Contracts**
Futures		$1,162	$—	$—	$1,162
Liabilities
Equity Contracts**
Futures		$(80)	$—	$—	$(80)

Principal Capital Appreciation Fund
Common Stocks*		$2,973,956	$—	$—	$2,973,956
Investment Companies		22,256	—	—	22,256
	Total investments in securities $	2,996,212	$—	$—	$2,996,212

Principal LifeTime 2010 Fund
Investment Companies		$1,523,450	$—	$—	$1,523,450
	Total investments in securities $	1,523,450	$—	$—	$1,523,450

Principal LifeTime 2015 Fund
Investment Companies		$895,181	$—	$—	$895,181
	Total investments in securities $	895,181	$—	$—	$895,181

Principal LifeTime 2020 Fund
Investment Companies		$6,601,161	$—	$—	$6,601,161
	Total investments in securities $	6,601,161	$—	$—	$6,601,161

Principal LifeTime 2025 Fund
Investment Companies		$1,564,010	$—	$—	$1,564,010
	Total investments in securities $	1,564,010	$—	$—	$1,564,010

Principal LifeTime 2030 Fund
Investment Companies		$6,919,781	$—	$—	$6,919,781
	Total investments in securities $	6,919,781	$—	$—	$6,919,781

Principal LifeTime 2035 Fund
Investment Companies		$1,177,470	$—	$—	$1,177,470
	Total investments in securities $	1,177,470	$—	$—	$1,177,470

Principal LifeTime 2040 Fund
Investment Companies		$4,503,073	$—	$—	$4,503,073
	Total investments in securities $	4,503,073	$—	$—	$4,503,073

Principal LifeTime 2045 Fund
Investment Companies		$723,746	$—	$—	$723,746
	Total investments in securities $	723,746	$—	$—	$723,746

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies		$2,275,320	$—	$—	$2,275,320
	Total investments in securities $	2,275,320	$—	$—	$2,275,320

Principal LifeTime 2055 Fund
Investment Companies		$195,861	$—	$—	$195,861
	Total investments in securities $	195,861	$—	$—	$195,861

Principal LifeTime 2060 Fund
Investment Companies		$80,031	$—	$—	$80,031
	Total investments in securities $	80,031	$—	$—	$80,031

Principal LifeTime Hybrid 2015 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2020 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2025 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2030 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2035 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2040 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2045 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2050 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2055 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid 2060 Fund
Investment Companies		$11	$—	$—	$11
	Total investments in securities $	11	$—	$—	$11

Principal LifeTime Hybrid Income Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Strategic Income Fund
Investment Companies		$779,339	$—	$—	$779,339
	Total investments in securities $	779,339	$—	$—	$779,339

Real Estate Securities Fund
Common Stocks*		$2,336,559	$—	$—	$2,336,559
Investment Companies		13,066	—	—	13,066
	Total investments in securities $	2,349,625	$—	$—	$2,349,625

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs )	Totals (Level 1,2,3

SAM Balanced Portfolio
Investment Companies		$5,036,484	$—	$—	$5,036,484
	Total investments in securities $	5,036,484	$—	$—	$5,036,484

SAM Conservative Balanced Portfolio
Investment Companies		$1,705,160	$—	$—	$1,705,160
	Total investments in securities $	1,705,160	$—	$—	$1,705,160

SAM Conservative Growth Portfolio
Investment Companies		$3,335,880	$—	$—	$3,335,880
	Total investments in securities $	3,335,880	$—	$—	$3,335,880

SAM Flexible Income Portfolio
Investment Companies		$2,218,579	$—	$—	$2,218,579
	Total investments in securities $	2,218,579	$—	$—	$2,218,579

SAM Strategic Growth Portfolio
Investment Companies		$2,039,905	$—	$—	$2,039,905
	Total investments in securities $	2,039,905	$—	$—	$2,039,905

Short-Term Income Fund
Bonds		$—	$2,629,162	$54,129	$2,683,291
Investment Companies		41,912	—	—	41,912
U.S. Government & Government Agency Obligations		—	1,387	—	1,387
	Total investments in securities $	41,912	$2,630,549	$54,129	$2,726,590

SmallCap Blend Fund
Common Stocks
Basic Materials		$6,693	$—	$—	$6,693
Communications		37,113	—	—	37,113
Consumer, Cyclical		86,513	—	—	86,513
Consumer, Non-cyclical		129,345	62	—	129,407
Diversified		1,182	—	—	1,182
Energy		19,431	—	—	19,431
Financial		119,040	—	—	119,040
Industrial		61,749	—	—	61,749
Technology		70,387	—	—	70,387
Utilities		15,310	—	—	15,310
Investment Companies		19,670	—	—	19,670
	Total investments in securities $	566,433	$62	$—	$566,495
Liabilities
Equity Contracts**
Futures		$(64)	$—	$—	$(64)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$17,028	$—	$—	$17,028
Communications		106,498	15	—	106,513
Consumer, Cyclical		177,767	—	—	177,767
Consumer, Non-cyclical		477,064	14	—	477,078
Diversified		4,695	—	—	4,695
Energy		28,469	—	—	28,469
Financial		129,876	348	—	130,224
Industrial		241,678	—	—	241,678
Technology		377,658	—	—	377,658
Utilities		285	—	—	285
Investment Companies		185,114	—	—	185,114
	Total investments in securities $	1,746,132	$377	$—	$1,746,509
Liabilities
Equity Contracts**
Futures		$(1,721)	$—	$—	$(1,721)

SmallCap S&P 600 Index Fund
Common Stocks*		$1,100,092	$—	$—	$1,100,092
Investment Companies		56,197	—	—	56,197
	Total investments in securities $	1,156,289	$—	$—	$1,156,289
Liabilities
Equity Contracts**
Futures		$(557)	$—	$—	$(557)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$44,398	$—	$—	$44,398
Communications		40,268	163	—	40,431
Consumer, Cyclical		186,623	139	—	186,762
Consumer, Non-cyclical		236,652	16	—	236,668
Diversified		884	—	—	884
Energy		53,862	9	—	53,871
Financial		351,747	148	—	351,895
Government		154	—	—	154
Industrial		199,191	117	—	199,308
Technology		147,462	—	—	147,462
Utilities		21,161	—	—	21,161
Investment Companies		81,172	—	—	81,172
	Total investments in securities $	1,363,574	$592	$—	$1,364,166
Liabilities
Equity Contracts**
Futures		$(1,396)	$—	$—	$(1,396)

Tax-Exempt Bond Fund
Bonds		$—	$1,541	$—	$1,541
Municipal Bonds		—	230,969	—	230,969
	Total investments in securities $	—	$232,510	$—	$232,510

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

	Asset	Fair Value as of	Valuation
Fund	Type	April 30, 2015	Technique	Unobservable input	Input Values(s)

			Third Party
Short-Term Income Fund	Bonds	54,129	Vendor	Broker Quote	$99.84 – 115.50

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

				Accrued
				Discounts/
				Premiums								Net Change in Unrealized
		Value	Realized	and Change		Proceeds	Transfers		Transfers		Value	Appreciation/(Depreciation)
		October 31,	Gain/	in Unrealized		from	into Level		Out of		April 30,	on Investments Held at
Fund		2014	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**		2015	April 30, 2015

Government & High Quality Bond Fund
Bonds		$19,838	$46	$41	$—	$(8,600)	$—		$(11,325	) $	—	$—
	Total	$19,838	$46	$41	$—	$(8,600)	$—		$(11,325	) $	—	$—

Short-Term Income Fund
Bonds		$33,574	$1	$(105)	$31,510	$(4,275)	$7,500		$(14,076	) $	54,129	$(85)
	Total$	33,574	$1	$(105)	$31,510	$(4,275)	$7,500		$(14,076	) $	54,129	$(85)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by each of the Principal LifeTime Hybrid Funds is .01% of each of the Principal LifeTime Hybrid Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets, .25% of the next $9 billion of aggregate net assets, and .20% of aggregate net assets over $14 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds				Net Assets of Fund (in billions)
						First $1	Over $1
	First	Next	Next	Over	California Municipal Fund	.45%	.40%
	$500	$500	$500	$1.5
	million	million	million	billion
Inflation Protection Fund	.40%	.38%	.36%	.35%
MidCap Growth Fund	.65	.63	.61	.60
MidCap Growth Fund III	1.00	.96	.94	.92
MidCap Value Fund III	.65	.63	.61	.60
SmallCap Blend Fund	.75	.73	.71	.70

			Net Assets of Funds
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund	.90	.88	.86	.85	.84	.83
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85	.84	.83	.82
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Fund	.65	.63	.61	.60	.59	.58
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Overseas Fund	1.10	1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06	1.05	1.04	1.03
SmallCap Value Fund II	1.00	.98	.96	.95	.94	.93

	Net Assets of Fund (in millions)				Net Assets of Fund (in billions)
	First $250	Over $250			First $2	Next $1	Over $3
High Yield Fund	.625%	.50%		Income Fund	.50%	.44%	.43%

	Net Assets of Fund (in millions)				Net Assets of Fund
	First	Next	Over		First	Next	Over
	$200	$300	$500		$500 million	$500 million	$1 billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund	.625%	.50%	.375%

	Net Assets of Fund (in billions)				Net Assets of Fund (in millions)
	First $2	Over $2			First $250	Next $250	Over $500
Government & High Quality Bond Fund	.50%	.45%		Equity Income Fund	.60%	.55%	.50%

Net Assets of Fund

	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%
133

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

5	.	Management Agreement and Transactions with Affiliates (Continued)

All Net Assets
LargeCap S&P 500 Index Fund	.15%
MidCap S&P 400 Index Fund	.15
SmallCap S&P 600 Index Fund	.15

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2014 through April 30, 2015
	Class A		Class C	Class J	Institutional		Expiration
Bond & Mortgage Securities Fund	.88%		1.75%	N/A	N/A		February 29, 2016
California Municipal Fund	N/A		N/A	N/A	.60	%*	February 29, 2016
Diversified International Fund	N/A		2.08	N/A	N/A		February 29, 2016
Global Real Estate Securities Fund	1.45	**	2.20	N/A	1.00	**	February 29, 2016
Government & High Quality Bond Fund	.88		1.63	1.00%**	N/A		February 29, 2016
High Yield Fund	N/A		N/A	N/A	.61		February 28, 2015
High Yield Fund I	1.05		N/A	N/A	N/A		February 29, 2016
Income Fund	N/A		N/A	1.10	N/A		February 28, 2015
Inflation Protection Fund	.90		1.65	1.15	N/A		February 29, 2016
International Emerging Markets Fund	1.75		2.80	N/A	N/A		February 29, 2016
International Fund I	1.45		N/A	N/A	1.00		February 29, 2016
LargeCap Growth Fund I	1.25		N/A	N/A	N/A		February 29, 2016
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A		February 29, 2016
LargeCap Value Fund	N/A		1.70	N/A	N/A		February 29, 2016
MidCap Growth Fund	N/A		N/A	N/A	.75		February 29, 2016
MidCap S&P 400 Index Fund	N/A		N/A	N/A	.25		February 29, 2016
MidCap Value Fund III	1.30		N/A	N/A	.736	**	February 29, 2016
Money Market Fund	N/A		1.79	N/A	N/A		February 29, 2016
Principal Capital Appreciation Fund	N/A		1.82	N/A	N/A		February 28, 2015
Principal LifeTime 2010 Fund	.41		N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2020 Fund	.41		N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2030 Fund	.41		N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2040 Fund	.41		N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2050 Fund	.41		N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2055 Fund	N/A		N/A	N/A	.13		February 28, 2015
Principal LifeTime 2060 Fund	N/A		N/A	.41	.13		February 29, 2016
Principal LifeTime Strategic Income Fund	.41		N/A	N/A	N/A		February 29, 2016
Principal LifeTime Hybrid 2015 Fund	N/A		N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2020 Fund	N/A		N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2025 Fund	N/A		N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2030 Fund	N/A		N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2035 Fund	N/A		N/A	N/A	.06		February 29, 2016

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Period from November 1, 2014 through April 30,2015
	Class A	Class C	Class J	Institutional	Expiration
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A	.06%	February 29, 2016
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A	.06	February 29, 2016
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A	.06	February 29, 2016
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A	.06	February 29, 2016
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A	.06	February 29, 2016
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A	.06	February 29, 2016
Real Estate Securities Fund	N/A	2.20%	N/A	N/A	February 29, 2016
SAM Balanced Portfolio	N/A	N/A	N/A	N/A	February 28, 2015
SAM Conservative Balanced Portfolio	.63%	1.38	.63%	N/A	February 29, 2016
SmallCap Blend Fund	1.35	2.08	N/A	.80%	February 29, 2016
SmallCap Growth Fund I	N/A	N/A	1.50	1.02	February 29, 2016
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	.25	February 28, 2015
SmallCap Value Fund II	1.45	N/A	N/A	N/A	February 29, 2016

* Period from February 27, 2015 to April 30, 2015.
**Expired February 28, 2015.

		Period from November 1, 2014 through April 30, 2015
	R-1	R-2	R-3	R-4	R-5	R-6		Expiration
Global Real Estate Securities Fund	N/A	N/A	N/A	N/A	N/A	.94	%^	February 29, 2016
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	N/A		February 29, 2016
Income Fund	N/A	N/A	N/A	N/A	N/A	.55	^	February 29, 2016
LargeCap Growth Fund I	N/A	N/A	N/A	N/A	N/A	.65	^	February 29, 2016
MidCap Value Fund III	N/A	N/A	N/A	N/A	N/A	.69	^	February 29, 2016
Principal LifeTime 2055 Fund	.96	.83	.65	.46	.34	N/A		February 29, 2016
Principal LifeTime 2060 Fund	.96	.83	.65	.46	.34	N/A		February 29, 2016
Short-Term Income Fund	1.30	1.18	.99	.79	.68	N/A		February 29, 2016
SmallCap Growth Fund I	1.88	1.75	1.57	1.38	1.26	1.06	^	February 29, 2016
SmallCap Value Fund II	N/A	N/A	N/A	N/A	N/A	1.01	^	February 29, 2016

^Period from November 25, 2014 through April 30, 2015.

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 29, 2016. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

LargeCap Growth Fund I	.016%		MidCap Value Fund III	.014
LargeCap Growth Fund II	.044	*	Overseas Fund	.030
LargeCap Value Fund III	.012		SmallCap Growth Fund I	.072
MidCap Growth Fund III	.022		SmallCap Value Fund II	.024
MidCap Value Fund I	.060

* Prior to March 1, 2015, the expense limit was .014%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distributions fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses, through the period ending February 29, 2016. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, and SmallCap Value Fund II, respectively.

The Manager had voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Bond & Mortgage Securities Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The expense limits maintained a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limits expired February 28, 2015.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 29, 2016. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to Class C shares of Money Market Fund. The limit will maintain the level of distribution fees not to exceed 0% for Class C shares. The expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2015, were as follows (in thousands):

	Class A	Class C	Class J
Bond & Mortgage Securities Fund	$24	$–	$2
California Municipal Fund	17	1	N/A
Diversified International Fund	77	–	7
Equity Income Fund	215	6	N/A
Global Diversified Income Fund	590	170	N/A
Global Real Estate Securities Fund	56	3	N/A
Government & High Quality Bond Fund	64	2	2
High Yield Fund	70	16	N/A
High Yield Fund I	5	N/A	N/A
Income Fund	63	1	5
Inflation Protection Fund	3	–	1
International Emerging Markets Fund	57	–	3
International Fund I	5	N/A	N/A
LargeCap Growth Fund	107	1	3
LargeCap Growth Fund I	16	N/A	7
LargeCap Growth Fund II	N/A	N/A	–
LargeCap S&P 500 Index Fund	87	2	15
LargeCap Value Fund	54	–	2
LargeCap Value Fund III	N/A	N/A	–
MidCap Fund	206	3	2
MidCap Growth Fund	N/A	N/A	2
MidCap Growth Fund III	N/A	N/A	1
MidCap S&P 400 Index Fund	N/A	N/A	8
MidCap Value Fund I	N/A	N/A	2
MidCap Value Fund III	49	N/A	3
Money Market Fund	–	3	47
Principal Capital Appreciation Fund	166	1	N/A
Principal LifeTime 2010 Fund	24	N/A	18
Principal LifeTime 2020 Fund	117	N/A	70
Principal LifeTime 2030 Fund	168	N/A	92
Principal LifeTime 2040 Fund	144	N/A	77
Principal LifeTime 2050 Fund	110	N/A	26
Principal LifeTime 2060 Fund	N/A	N/A	–
Principal LifeTime Strategic Income Fund	5	N/A	13
Real Estate Securities Fund	140	6	5
SAM Balanced Portfolio	1,081	43	91
SAM Conservative Balanced Portfolio	458	12	67
SAM Conservative Growth Portfolio	743	12	55
SAM Flexible Income Portfolio	639	25	89
SAM Strategic Growth Portfolio	501	16	22
Short-Term Income Fund	149	4	11
SmallCap Blend Fund	74	1	2
SmallCap Growth Fund I	N/A	N/A	2
SmallCap S&P 600 Index Fund	N/A	N/A	6
SmallCap Value Fund II	6	N/A	1

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2015, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-1	R-2	R-3	R-4	R-6
Bond & Mortgage Securities Fund	–	N/A	16,207	–	–	–	–	N/A
California Municipal Fund	–	N/A	1	N/A	N/A	N/A	N/A	N/A
Diversified International Fund	–	–	164,642	–	–	–	–	N/A
Equity Income Fund	–	–	54,904	–	–	–	–	N/A
Global Diversified Income Fund	–	–	30,660	N/A	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	–	–	56,576	N/A	N/A	N/A	N/A	1
Government & High Quality Bond Fund	–	–	16	–	–	–	–	N/A
High Yield Fund	–	–	1,819	N/A	N/A	N/A	N/A	N/A
High Yield Fund I	–	N/A	63,651	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	38,477	–	–	–	–	1
Inflation Protection Fund	–	N/A	51,480	–	–	–	–	N/A
International Emerging Markets Fund	N/A	N/A	17,837	N/A	N/A	N/A	N/A	N/A
International Fund I	1	1	20,223	–	–	–	–	N/A
LargeCap Growth Fund	–	–	11,135	–	–	–	–	N/A
LargeCap Growth Fund I	–	1	196,488	–	–	–	–	1
LargeCap Growth Fund II	N/A	N/A	68,493	–	–	–	–	N/A
LargeCap Value Fund	–	1	9,648	–	–	–	–	N/A
LargeCap Value Fund III	N/A	N/A	25,439	–	–	–	–	N/A
MidCap Growth Fund III	N/A	N/A	51,458	–	–	–	–	N/A
MidCap Value Fund I	N/A	N/A	78,322	–	–	–	–	N/A
MidCap Value Fund III	1	1	–	N/A	N/A	N/A	N/A	1
Money Market Fund	697	N/A	4,437	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	59,580	1	1	1	–	N/A
Principal Capital Appreciation Fund	–	–	10,063	–	–	–	–	N/A
Principal LifeTime 2010 Fund	–	N/A	59,761	–	–	–	–	N/A
Principal LifeTime 2015 Fund	N/A	N/A	42,542	–	–	–	–	N/A
Principal LifeTime 2020 Fund	–	N/A	256,996	–	–	–	–	N/A
Principal LifeTime 2025 Fund	N/A	N/A	78,597	–	–	–	–	N/A
Principal LifeTime 2030 Fund	–	N/A	270,395	–	–	–	–	N/A
Principal LifeTime 2035 Fund	N/A	N/A	58,344	–	–	–	–	N/A
Principal LifeTime 2040 Fund	–	N/A	171,565	–	–	–	–	N/A
Principal LifeTime 2045 Fund	N/A	N/A	33,534	–	–	–	–	N/A
Principal LifeTime 2050 Fund	–	N/A	97,466	–	–	–	–	N/A
Principal LifeTime 2055 Fund	N/A	N/A	10,175	–	–	–	–	N/A
Principal LifeTime 2060 Fund	N/A	N/A	4,713	1	1	–	1	N/A
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid Income Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A
Principal LifeTime Strategic Income Fund	–	N/A	39,625	–	–	–	–	N/A
Real Estate Securities Fund	–	–	19,594	–	–	–	–	N/A
SAM Balanced Portfolio	–	N/A	46,473	–	–	–	–	N/A
SAM Conservative Balanced Portfolio	–	N/A	23,347	–	–	–	–	N/A
SAM Conservative Growth Portfolio	–	N/A	27,662	–	–	–	–	N/A
SAM Flexible Income Portfolio	–	N/A	13,319	–	–	–	–	N/A
SAM Strategic Growth Portfolio	–	N/A	12,704	–	–	–	–	N/A
Short-Term Income Fund	–	–	44,729	–	–	–	–	N/A
SmallCap Blend Fund	–	–	3,195	–	–	–	–	N/A
SmallCap Growth Fund I	N/A	N/A	66,356	–	–	–	–	1
SmallCap Value Fund II	1	1	40,979	–	–	–	–	1

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $11,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2015. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

MidCap Value Fund I	$45
6. Investment Transactions

For the period ended April 30, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$3,808,344	$3,657,680	Principal LifeTime 2030 Fund	$2,288,933	$2,206,970
California Municipal Fund	45,439	24,373	Principal LifeTime 2035 Fund	365,240	447,904
Diversified International Fund	1,303,928	1,447,177	Principal LifeTime 2040 Fund	1,086,287	966,602
Equity Income Fund	617,729	732,461	Principal LifeTime 2045 Fund	214,117	215,323
Global Diversified Income Fund	5,918,187	4,055,064	Principal LifeTime 2050 Fund	538,979	411,252
Global Real Estate Securities Fund	1,090,093	718,534	Principal LifeTime 2055 Fund	64,573	36,720
Government & High Quality Bond Fund	240,179	250,859	Principal LifeTime 2060 Fund	45,105	12,804
High Yield Fund	1,113,874	876,648	Principal LifeTime Hybrid 2015 Fund	19	18
High Yield Fund I	451,641	1,150,377	Principal LifeTime Hybrid 2020 Fund	19	18
Income Fund	338,526	133,830	Principal LifeTime Hybrid 2025 Fund	20	19
Inflation Protection Fund	7,977	1,077	Principal LifeTime Hybrid 2030 Fund	19	18
International Emerging Markets Fund	728,016	1,128,339	Principal LifeTime Hybrid 2035 Fund	18	17
International Fund I	64,828	80,638	Principal LifeTime Hybrid 2040 Fund	18	17
LargeCap Growth Fund	998,233	1,241,958	Principal LifeTime Hybrid 2045 Fund	21	20
LargeCap Growth Fund I	1,483,220	2,748,836	Principal LifeTime Hybrid 2050 Fund	17	16
LargeCap Growth Fund II	437,943	904,119	Principal LifeTime Hybrid 2055 Fund	17	16
LargeCap S&P 500 Index Fund	613,264	197,553	Principal LifeTime Hybrid 2060 Fund	17	16
LargeCap Value Fund	1,603,208	2,448,954	Principal LifeTime Hybrid Income Fund	19	19
LargeCap Value Fund III	353,355	1,379,656	Principal LifeTime Strategic Income Fund	261,229	285,066
MidCap Fund	1,800,413	693,969	Real Estate Securities Fund	527,836	236,543
MidCap Growth Fund	74,769	71,715	SAM Balanced Portfolio	1,098,148	936,132
MidCap Growth Fund III	392,134	494,573	SAM Conservative Balanced Portfolio	326,078	261,267
MidCap S&P 400 Index Fund	105,586	121,320	SAM Conservative Growth Portfolio	864,987	769,937
MidCap Value Fund I	1,096,037	833,005	SAM Flexible Income Portfolio	448,260	283,975
MidCap Value Fund III	324,659	292,123	SAM Strategic Growth Portfolio	647,973	565,742
Overseas Fund	678,005	504,120	Short-Term Income Fund	1,000,995	781,525
Principal Capital Appreciation Fund	123,036	231,980	SmallCap Blend Fund	219,645	205,225
Principal LifeTime 2010 Fund	454,326	594,458	SmallCap Growth Fund I	495,799	779,721
Principal LifeTime 2015 Fund	316,243	535,373	SmallCap S&P 600 Index Fund	90,764	74,355
Principal LifeTime 2020 Fund	2,023,994	2,281,623	SmallCap Value Fund II	238,377	510,824
Principal LifeTime 2025 Fund	653,166	871,698

In addition Global Diversified Income Fund had $357,629,000 of covers on securities sold short and $350,077,000 of securities sold short.

For the period ended April 30, 2015, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$1,558,506	$1,346,988
Government & High Quality Bond Fund	22,760	99,030
Income Fund	131,058	21,235
Inflation Protection Fund	881,965	452,438
Short-Term Income Fund	—	41,467

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

6. Investment Transactions (Continued)

The following funds had in-kind-redemptions during the period ended April 30, 2015. The realized gain is included in net realized gain (loss) from investment transactions on the statements of operations. The in-kind-redemptions resulted in a distribution of securities with values and realized gains as follows (amounts in thousands):

	Value	Realized gain
LargeCap S&P 500 Index Fund	$132,580	$57,843
MidCap Value Fund III	49,833	11,357
Principal LifeTime 2010 Fund	69,205	6,989
Principal LifeTime 2015 Fund	231,891	21,389
Principal LifeTime 2020 Fund	431,685	41,142
Principal LifeTime 2025 Fund	390,961	21,283
Principal LifeTime 2030 Fund	311,462	24,426
Principal LifeTime 2035 Fund	243,968	12,354
Principal LifeTime 2040 Fund	182,626	8,304
Principal LifeTime 2045 Fund	111,143	3,538
Principal LifeTime 2050 Fund	67,476	1,516
Principal LifeTime 2055 Fund	12,785	130
Principal LifeTime 2060 Fund	1,041	—
Principal LifeTime Strategic Income Fund	21,486	847

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2015 and October 31, 2014 were as follows (amounts in thousands):

						Long-Term
	Ordinary Income			Tax-Exempt Income		Capital Gain		Return of Capital		Section 1250 Gain
	2015	2014		2015	2014	2015	2014	2015	2014	2015	2014
Bond & Mortgage Securities Fund	$65,153	$73,012	$	— $	— $	— $	— $	— $	— $	— $	—
California Municipal Fund	—	15		3,692	7,608	—	—	—	—	—	—
Diversified International Fund	78,901	95,806		—	—	—	—	—	—	—	—
Equity Income Fund	63,029	120,648		—	—	—	—	—	—	—	—
Global Diversified Income Fund	310,272	363,272		—	—	174,401	—	—	—	—	—
Global Real Estate Securities Fund	67,001	69,953		—	—	11,740	22,785	—	—	—	—
Government & High Quality Bond Fund	20,198	51,206		—	—	—	—	—	230	—	—
High Yield Fund	124,996	266,666		—	—	23,805	58,799	—	—	—	—
High Yield Fund I	47,698	100,811		—	—	9,925	20,365	—	—	—	—
Income Fund	49,658	97,957		—	—	—	—	—	—	—	—
Inflation Protection Fund	17,061	1,736		—	—	—	12,742	—	—	—	—
International Emerging Markets Fund	31,011	14,005		—	—	—	—	—	—	—	—
International Fund I	7,847	9,947		—	—	—	—	—	—	—	—
LargeCap Growth Fund	4,548	8,173		—	—	354,865	321,833	—	—	—	—
LargeCap Growth Fund I	85,471	38,663		—	—	640,766	390,817	—	—	—	—
LargeCap Growth Fund II	5,655	8,287		—	—	182,605	101,952	—	—	—	—
LargeCap S&P 500 Index Fund	71,587	58,505		—	—	—	—	—	—	—	—
LargeCap Value Fund	225,547	116,854		—	—	181,974	210,811	—	—	—	—
LargeCap Value Fund III	49,289	15,570		—	—	20,829	—	—	—	—	—
MidCap Fund	29,828	35,728		—	—	440,783	134,118	—	—	—	—
MidCap Growth Fund	13,551	15,533		—	—	5,831	10,395	—	—	—	—
MidCap Growth Fund III	120,547	84,832		—	—	182,784	181,045	—	—	—	—
MidCap S&P 400 Index Fund	14,914	12,026		—	—	46,867	25,525	—	—	—	—
MidCap Value Fund I	88,409	135,634		—	—	147,450	206,609	—	—	—	—
MidCap Value Fund III	37,100	14,298		—	—	43,485	16,382	—	—	—	—
Overseas Fund	88,479	62,306		—	—	102,688	85,339	—	—	—	—
Principal Capital Appreciation Fund	27,638	22,458		—	—	93,612	48,623	—	—	—	—
Principal LifeTime 2010 Fund	32,009	31,301		—	—	—	—	—	—	—	—
Principal LifeTime 2015 Fund	22,287	22,031		—	—	26,198	29,808	—	—	—	—
Principal LifeTime 2020 Fund	160,249	118,013		—	—	220,300	65,974	—	—	—	—
Principal LifeTime 2025 Fund	38,777	34,152		—	—	46,521	48,463	—	—	—	—
Principal LifeTime 2030 Fund	176,263	116,319		—	—	249,374	82,514	—	—	—	—
Principal LifeTime 2035 Fund	28,270	23,974		—	—	40,896	30,601	—	—	—	—
Principal LifeTime 2040 Fund	114,875	70,619		—	—	171,219	96,482	—	—	—	—
Principal LifeTime 2045 Fund	17,479	13,518		—	—	24,561	15,827	—	—	—	—
Principal LifeTime 2050 Fund	59,091	34,006		—	—	84,887	53,246	—	—	—	—
Principal LifeTime 2055 Fund	4,462	2,898		—	—	4,950	2,645	—	—	—	—
Principal LifeTime 2060 Fund	1,432	14		—	—	25	—	—	—	—	—
Principal LifeTime Strategic Income Fund	15,567	16,102		—	—	—	—	—	—	—	—
Real Estate Securities Fund	15,454	24,725		—	—	18,261	187,482	—	—	2,200	—
SAM Balanced Portfolio	79,454	73,000		—	—	112,889	72,822	—	—	—	—
SAM Conservative Balanced Portfolio	27,158	30,692		—	—	25,768	28,155	—	—	—	—
SAM Conservative Growth Portfolio	54,099	37,744		—	—	100,994	26,302	—	—	—	—
SAM Flexible Income Portfolio	34,229	47,770		—	—	21,694	27,526	—	—	—	—
SAM Strategic Growth Portfolio	35,915	19,180		—	—	93,140	13,887	—	—	—	—
Short-Term Income Fund	20,328	32,788		—	—	651	979	—	—	—	—
SmallCap Blend Fund	9,561	3,046		—	—	48,352	32,756	—	—	—	—
SmallCap Growth Fund I	11,252	28,502		—	—	266,631	163,164	—	—	—	—
SmallCap S&P 600 Index Fund	17,784	5,967		—	—	63,193	24,479	—	—	—	—
SmallCap Value Fund II	27,676	6,780		—	—	112,734	98,993	—	—	—	—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2014, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

							Total
Undistributed		Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Capital Loss	(Depreciation)	Differences	(Deficit)
Bond & Mortgage Securities Fund	$—	$—	$—	$(124,914)	$28,696	$(632)	$(96,850)
California Municipal Fund	—	36	—	(44,376)	18,643	—	(25,697)
Diversified International Fund	70,718	—	—	(449,781)	739,819	—	360,756
Equity Income Fund	5,370	—	—	(364,811)	2,108,267	—	1,748,826
Global Diversified Income Fund	97,670	—	174,400	—	362,579	(1,320)	633,329
Global Real Estate Securities Fund	35,000	—	11,716	(717)	278,436	—	324,435
Government & High Quality Bond Fund	—	—	—	(61,888)	8,965	—	(52,923)
High Yield Fund	21,655	—	23,779	—	4,606	(2,359)	47,681
High Yield Fund I	4,858	—	9,911	—	12,594	(589)	26,774
Income Fund	1,536	—	—	(42,531)	104,854	—	63,859
Inflation Protection Fund	17,048	—	—	(6,999)	(19,488)	(5,525)	(14,964)
International Emerging Markets Fund	27,589	—	—	(75,643)	106,382	—	58,328
International Fund I	7,560	—	—	(294,029)	15,293	—	(271,176)
LargeCap Blend Fund II	15,259	—	68,788	—	139,859	—	223,906
LargeCap Growth Fund	2,498	—	354,855	—	850,032	—	1,207,385
LargeCap Growth Fund I	80,223	—	640,757	—	2,050,166	—	2,771,146
LargeCap Growth Fund II	3,941	—	182,601	—	169,851	—	356,393
LargeCap S&P 500 Index Fund	54,548	—	—	(56,110)	1,613,723	—	1,612,161
LargeCap Value Fund	210,747	—	181,952	—	413,840	—	806,539
LargeCap Value Fund III	39,653	—	20,818	(115,100)	323,732	—	269,103
MidCap Fund	22,776	—	440,744	—	2,381,256	—	2,844,776
MidCap Growth Fund	13,551	—	5,831	—	8,922	—	28,304
MidCap Growth Fund III	120,542	—	182,776	—	126,608	—	429,926
MidCap S&P 400 Index Fund	11,776	—	46,866	—	272,556	—	331,198
MidCap Value Fund I	84,682	—	147,439	—	183,072	—	415,193
MidCap Value Fund III	33,697	—	43,479	—	130,704	—	207,880
Money Market Fund	—	—	—	(41,240)	—	—	(41,240)
Overseas Fund	84,673	—	102,669	—	197,169	—	384,511
Principal Capital Appreciation Fund	21,111	—	93,609	(18,208)	1,150,276	153	1,246,941
Principal LifeTime 2010 Fund	10,485	—	—	(45,974)	209,266	—	173,777
Principal LifeTime 2015 Fund	7,051	—	26,196	—	193,047	—	226,294
Principal LifeTime 2020 Fund	27,449	—	220,276	—	1,040,765	—	1,288,490
Principal LifeTime 2025 Fund	6,619	—	46,520	—	305,882	—	359,021
Principal LifeTime 2030 Fund	21,852	—	249,340	—	1,219,696	—	1,490,888
Principal LifeTime 2035 Fund	2,759	—	40,890	—	236,780	—	280,429
Principal LifeTime 2040 Fund	7,365	—	171,197	—	877,014	—	1,055,576
Principal LifeTime 2045 Fund	1,005	—	24,560	—	131,691	—	157,256
Principal LifeTime 2050 Fund	3,265	—	84,875	—	422,851	—	510,991
Principal LifeTime 2055 Fund	151	—	4,949	—	24,914	—	30,014
Principal LifeTime 2060 Fund	38	—	25	—	1,481	—	1,544
Principal LifeTime Strategic Income Fund	7,141	—	—	(31,562)	79,171	—	54,750
Real Estate Securities Fund	4,917	—	20,451	—	607,529	—	632,897
SAM Balanced Portfolio	3,695	—	112,867	—	1,038,043	—	1,154,605
SAM Conservative Balanced Portfolio	3,057	—	25,757	—	238,327	—	267,141
SAM Conservative Growth Portfolio	4,079	—	100,988	—	850,811	—	955,878
SAM Flexible Income Portfolio	371	—	21,682	—	207,703	—	229,756
SAM Strategic Growth Portfolio	6,355	—	93,137	—	557,663	—	657,155
Short-Term Income Fund	3,155	—	629	(19,890)	10,874	(860)	(6,092)
SmallCap Blend Fund	9,560	—	48,351	(11,818)	93,841	—	139,934
SmallCap Growth Fund I	11,251	—	266,625	—	308,023	—	585,899
SmallCap S&P 600 Index Fund	14,703	—	63,190	—	239,360	—	317,253
SmallCap Value Fund II	25,319	—	112,726	—	283,413	—	421,458

* Represents book-to-tax accounting differences.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2014, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:							No Expiration
									Short-			Annual
		2015		2016	2017		2018	2019	Term	Long-Term	Total	Limitations*
Bond & Mortgage Securities Fund	$	— $	— $	104,897		$	— $	20,017	$—	$—	$124,914	$—
California Municipal Fund		280		10,723	21,987		3,189	6,663	512	1,022	44,376	—
Diversified International Fund		38,411		38,411	372,959		—	—	—	—	449,781	38,411
Equity Income Fund		—		—	358,105		—	6,706	—	—	364,811	—
Global Real Estate Securities Fund		—		—	600		117	—	—	—	717	200
Government & High Quality Bond Fund		3,147		55,497	2,385		—	—	859	—	61,888	—
Income Fund		2,035		—	18,489		8,587	13,420	—	—	42,531	—
Inflation Protection Fund		—		—	—		—	—	—	6,999	6,999	—
International Emerging Markets Fund		—		—	68,739		—	—	6,904	—	75,643	—
International Fund I		—		21,578	272,451		—	—	—	—	294,029	—
LargeCap S&P 500 Index Fund		—		56,110	—		—	—	—	—	56,110	—
LargeCap Value Fund III		—		—	115,100		—	—	—	—	115,100	—
Money Market Fund		2,794		35,477	2,969		—	—	—	—	41,240	5,612
Principal Capital Appreciation Fund		9,104		9,104	—		—	—	—	—	18,208	9,104
Principal LifeTime 2010 Fund		—		—	—		45,974	—	—	—	45,974	—
Principal LifeTime Strategic Income Fund		—		—	—		31,562	—	—	—	31,562	—
Short-Term Income Fund		—		4,342	15,548		—	—	—	—	19,890	5,314
SmallCap Blend Fund		—		11,818	—		—	—	—	—	11,818	5,909

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2014, the following funds had expired or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Bond & Mortgage Securities Fund	$—	$28,624
Diversified International Fund	—	202,637
Equity Income Fund	—	148,051
Global Diversified Income Fund	—	2,671
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	6,007	—
Income Fund	954	2,560
International Emerging Markets Fund	—	12,760
International Fund I	—	104,623
LargeCap Growth Fund II	—	56,904
LargeCap S&P 500 Index Fund	—	99,903
LargeCap Value Fund III	—	178,583
Money Market Fund	—	219
Principal Capital Appreciation Fund	—	9,104
Principal LifeTime 2010 Fund	—	52,620
Principal LifeTime Strategic Income Fund	—	11,947
Short-Term Income Fund	—	6,616
SmallCap Blend Fund	—	5,909

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2014, the Funds do not intend to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2014, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$2,607	$78	$(2,685)
California Municipal Fund	(120)	120	—
Diversified International Fund	10,779	(10,779)	—
Equity Income Fund	(3,002)	5,677	(2,675)
Global Diversified Income Fund	21,914	(21,837)	(77)
Global Real Estate Securities Fund	20,663	(20,663)	—
Government & High Quality Bond Fund	9,228	(2,991)	(6,237)
High Yield Fund	13,639	(13,639)	—
High Yield Fund I	97	(97)	—
Income Fund	4,230	(3,276)	(954)
Inflation Protection Fund	4,719	(4,718)	(1)
International Emerging Markets Fund	1,448	(1,448)	—
International Fund I	503	(503)	—
LargeCap Blend Fund II	(141)	141	—
LargeCap Growth Fund	64	(64)	—
LargeCap Growth Fund I	179	(179)	—
LargeCap Growth Fund II	4	(4)	—
LargeCap S&P 500 Index Fund	(86)	86	—
LargeCap Value Fund	143	(143)	—
LargeCap Value Fund III	36	(3,472)	3,436
MidCap Fund	17,191	(17,188)	(3)
MidCap Growth Fund	385	(386)	1
MidCap Growth Fund III	1,525	(1,525)	—
MidCap S&P 400 Index Fund	32	(32)	—
MidCap Value Fund I	145	(145)	—
MidCap Value Fund III	53	(53)	—
Overseas Fund	1,549	(1,549)	—
Principal Capital Appreciation Fund	100	(5,889)	5,789
Real Estate Securities Fund	2,562	(2,562)	—
Short-Term Income Fund	(4)	4	—
SmallCap Blend Fund	678	(678)	—
SmallCap Growth Fund I	12,060	(12,302)	242
SmallCap S&P 600 Index Fund	25	(25)	—
SmallCap Value Fund II	560	(560)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Bond & Mortgage Securities Fund	$66,770	$(34,496)	$32,274	$4,732,539
California Municipal Fund	18,265	(390)	17,875	203,735
Diversified International Fund	996,256	(144,680)	851,576	4,689,500
Equity Income Fund	2,124,631	(100,889)	2,023,742	3,996,119
Global Diversified Income Fund	614,733	(249,284)	365,449	11,720,669
Global Real Estate Securities Fund	338,121	(40,801)	297,320	2,494,218
Government & High Quality Bond Fund	35,074	(22,109)	12,965	1,576,700
High Yield Fund	103,768	(134,424)	(30,656)	3,916,968
High Yield Fund I	21,364	(25,915)	(4,551)	1,014,087
Income Fund	125,981	(25,743)	100,238	3,053,912
Inflation Protection Fund	25,142	(17,440)	7,702	1,599,511
International Emerging Markets Fund	217,344	(61,876)	155,468	1,558,187
International Fund I	60,527	(4,880)	55,647	314,258
LargeCap Growth Fund	818,010	(23,543)	794,467	2,412,937
LargeCap Growth Fund I	1,801,329	(93,377)	1,707,952	5,290,049
LargeCap Growth Fund II	59,251	(14,946)	44,305	638,122
LargeCap S&P 500 Index Fund	1,726,219	(65,595)	1,660,624	3,208,041
LargeCap Value Fund	303,851	(44,349)	259,502	2,657,785
LargeCap Value Fund III	215,078	(40,163)	174,915	1,780,281
MidCap Fund	3,118,206	(109,861)	3,008,345	7,786,105
MidCap Growth Fund	13,009	(2,059)	10,950	98,839
MidCap Growth Fund III	225,911	(56,829)	169,082	1,326,540
MidCap S&P 400 Index Fund	328,639	(43,451)	285,188	895,106
MidCap Value Fund I	211,345	(49,536)	161,809	1,828,663
MidCap Value Fund III	165,961	(31,200)	134,761	909,789
Money Market Fund	—	—	—	936,339
Overseas Fund	368,862	(121,679)	247,183	2,604,872
Principal Capital Appreciation Fund	1,255,063	(24,352)	1,230,711	1,765,501
Principal LifeTime 2010 Fund	158,375	(20,845)	137,530	1,385,920
Principal LifeTime 2015 Fund	133,493	(1,105)	132,388	762,793
Principal LifeTime 2020 Fund	775,670	(83,257)	692,413	5,908,748
Principal LifeTime 2025 Fund	216,556	(4,818)	211,738	1,352,272
Principal LifeTime 2030 Fund	916,432	(86,077)	830,355	6,089,426
Principal LifeTime 2035 Fund	202,444	(4,440)	198,004	979,466
Principal LifeTime 2040 Fund	780,267	(54,441)	725,826	3,777,247
Principal LifeTime 2045 Fund	115,790	(3,726)	112,064	611,682
Principal LifeTime 2050 Fund	387,613	(27,634)	359,979	1,915,341
Principal LifeTime 2055 Fund	22,966	(1,641)	21,325	174,536
Principal LifeTime 2060 Fund	2,108	(1,368)	740	79,291
Principal LifeTime Hybrid 2015 Fund	—	—	—	11
Principal LifeTime Hybrid 2020 Fund	—	—	—	11
Principal LifeTime Hybrid 2025 Fund	—	—	—	11
Principal LifeTime Hybrid 2030 Fund	—	—	—	11
Principal LifeTime Hybrid 2035 Fund	—	—	—	11
Principal LifeTime Hybrid 2040 Fund	—	—	—	11
Principal LifeTime Hybrid 2045 Fund	—	—	—	11
Principal LifeTime Hybrid 2050 Fund	—	—	—	11
Principal LifeTime Hybrid 2055 Fund	—	—	—	11
Principal LifeTime Hybrid 2060 Fund	—	—	—	11
Principal LifeTime Hybrid Income Fund	—	—	—	10
Principal LifeTime Strategic Income Fund	61,994	(4,818)	57,176	722,163
Real Estate Securities Fund	617,586	(30,310)	587,276	1,762,349
SAM Balanced Portfolio	860,901	(7,442)	853,459	4,183,025
SAM Conservative Balanced Portfolio	200,267	(3,239)	197,028	1,508,132
SAM Conservative Growth Portfolio	683,261	(7,954)	675,307	2,660,573
SAM Flexible Income Portfolio	173,828	(5,353)	168,475	2,050,104
SAM Strategic Growth Portfolio	423,875	(14,950)	408,925	1,630,980
Short-Term Income Fund	23,668	(11,269)	12,399	2,714,191
SmallCap Blend Fund	135,279	(15,121)	120,158	446,337
SmallCap Growth Fund I	331,682	(55,377)	276,305	1,470,204
SmallCap S&P 600 Index Fund	303,934	(60,532)	243,402	912,887
SmallCap Value Fund II	274,166	(51,551)	222,615	1,141,551

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held		Value(000	's)		Principal
					BONDS (continued)	Amount (000's)	Value (000's)
Semiconductors - 0.00%
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803		$—		Airlines (continued)
					US Airways 2001-1G Pass Through Trust
TOTAL COMMON STOCKS			$—		7.08%, 09/20/2022(c)	$244	$268
INVESTMENT COMPANIES - 3.83%	Shares Held	Value	(000	's)	US Airways 2013-1 Class A Pass Through
					Trust
Publicly Traded Investment Fund - 3.83%					3.95%, 11/15/2025(c)	1,403	1,466
Goldman Sachs Financial Square Funds -	167,109,831		167,110				$17,158
Government Fund
					Automobile Asset Backed Securities - 6.06%
TOTAL INVESTMENT COMPANIES			$167,110		Ally Auto Receivables Trust 2013-SN1
					0.72%, 05/20/2016(e)	509	509
PREFERRED STOCKS - 0.52%	Shares Held	Value	(000	's)
					Ally Auto Receivables Trust 2014-2
Banks- 0.41%					0.68%, 07/17/2017(e)	5,000	5,003
Bank of America Corp	35,000		903		Ally Auto Receivables Trust 2014-3
City National Corp/CA	90,000		2,610		0.81%, 09/15/2017(e)	10,500	10,513
CoBank ACB 6.20%	35,000		3,596		Ally Auto Receivables Trust 2014-SN1
Morgan Stanley	180,000		4,698		0.38%, 10/20/2016(e)	1,835	1,834
State Street Corp 5.90%; Series D	225,000		6,059		Ally Auto Receivables Trust 2014-SN2
			$17,866		1.21%, 02/20/2019(e)	7,300	7,297
					AmeriCredit Automobile Receivables Trust
Diversified Financial Services - 0.04%
Ally Financial Inc (d)	806		821		2013-2
RBS Capital Funding Trust V	45,000		1,109		0.65%, 12/08/2017	2,136	2,135
					AmeriCredit Automobile Receivables Trust
			$1,930		2013-5
					0.56%, 03/08/2017(e)	2,002	2,002
Electric - 0.04%
SCE Trust III	65,000		1,765		AmeriCredit Automobile Receivables Trust
					2014-1
					0.57%, 07/10/2017(e)	1,129	1,128
Telecommunications - 0.03%					AmeriCredit Automobile Receivables Trust
Verizon Communications Inc	50,000		1,340		2014-2
					0.46%, 10/10/2017(e)	7,450	7,447
TOTAL PREFERRED STOCKS			$22,901		2.18%, 06/08/2020	2,000	2,002
	Principal				Americredit Automobile Receivables Trust
BONDS- 66.48%	Amount (000's)		Value(000	's)	2014-4
					0.58%, 04/09/2018(e)	13,750	13,755
Aerospace & Defense - 0.01%
Air 2 US					AmeriCredit Automobile Receivables Trust
8.03%, 10/01/2020(c),(d)	$247		$265		2015-2
8.63%, 10/01/2020(d)	256		264		2.40%, 01/08/2021(e)	7,850	7,834
			$529		ARI Fleet Lease Trust 2012-B
					0.48%, 01/15/2021(d),(e)	1,781	1,778
Agriculture - 0.39%					Capital Auto Receivables Asset Trust 2013-1
Altria Group Inc					0.79%, 06/20/2017	4,425	4,426
2.63%, 01/14/2020	3,325		3,393		Capital Auto Receivables Asset Trust 2013-2
5.38%, 01/31/2044	2,361		2,651		1.24%, 10/20/2017	6,532	6,552
9.95%, 11/10/2038	915		1,554		Capital Auto Receivables Asset Trust 2014-2
Philip Morris International Inc					1.26%, 05/21/2018(e)	4,000	4,013
4.38%, 11/15/2041	1,355		1,386		CarMax Auto Owner Trust 2014-4
6.38%, 05/16/2038	30		39		1.25%, 11/15/2019	8,500	8,512
Pinnacle Operating Corp					CarMax Auto Owner Trust 2015-1
9.00%, 11/15/2020(d)	1,785		1,807		0.88%, 03/15/2018(e)	5,000	5,003
Reynolds American Inc					Chesapeake Funding LLC
3.25%, 11/01/2022	6,290		6,222		0.60%, 03/07/2026(d),(e)	20,401	20,387
			$17,052		0.63%, 01/07/2025(d),(e)	2,842	2,843
					1.43%, 04/07/2024(d),(e)	3,382	3,393
Airlines - 0.39%
American Airlines 2013-2 Class A Pass					Chrysler Capital Auto Receivables Trust 2014-
Through Trust					B
					0.69%, 09/15/2017(d),(e)	31,511	31,503
4.95%, 07/15/2024(c)	1,823		1,989
American Airlines 2014-1 Class A Pass					Drive Auto Receivables Trust 2015-A
					1.01%, 11/15/2017(d),(e)	6,000	6,001
Through Trust
3.70%, 10/01/2026(c)	1,519		1,572		GM Financial Automobile Leasing Trust
American Airlines 2015-1 Class A Pass					2014-1
					1.76%, 05/21/2018(d)	5,110	5,118
Through Trust					1.99%, 05/21/2018(d)	2,000	2,005
3.38%, 05/01/2027(c)	5,050		5,120
American Airlines 2015-1 Class B Pass					GM Financial Automobile Leasing Trust
Through Trust					2014-2
					1.96%, 03/20/2018(d)	1,500	1,506
3.70%, 05/01/2023(c)	270		271
					2.43%, 03/20/2018(d)	4,250	4,282
United Airlines 2014-1 Class A Pass Through

Trust					Hertz Fleet Lease Funding LP
4.00%, 04/11/2026(c)	3,710		3,933		0.58%, 04/10/2028 (d),(e)	7,200	7,194
					0.73%, 12/10/2027(d),(e)	9,413	9,414
United Airlines 2014-2 Class A Pass Through
Trust					Nissan Auto Receivables 2015-A Owner
3.75%, 09/03/2026(c)	2,430		2,539		Trust
					1.05%, 10/15/2019(e)	6,500	6,491

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Automobile Asset Backed Securities (continued)			Automobile Manufacturers (continued)
Santander Drive Auto Receivables Trust 2014-			Toyota Motor Credit Corp
2			0.66%, 01/17/2019(e)	$1,320	$1,320
0.50%, 07/17/2017(e)	$6,413	$6,410	Volkswagen Group of America Finance LLC
0.80%, 04/16/2018(e)	8,175	8,172	0.70%, 11/20/2017(d),(e)	10,000	10,002
Santander Drive Auto Receivables Trust 2014-			2.13%, 05/23/2019(d)	3,190	3,206
4			Volkswagen International Finance NV
0.50%, 01/16/2018(e)	14,089	14,077	1.13%, 11/18/2016(d)	1,625	1,630
Santander Drive Auto Receivables Trust 2014-					$122,133
5
0.58%, 04/16/2018(e)	16,750	16,746	Automobile Parts & Equipment - 0.18%
1.77%, 09/16/2019	4,000	4,006	Allison Transmission Inc
			7.13%, 05/15/2019(d)	430	446
2.48%, 06/15/2020	4,000	4,042
Santander Drive Auto Receivables Trust 2015-			Dana Holding Corp
1			5.38%, 09/15/2021	570	593
0.91%, 07/16/2018(e)	9,000	9,003	5.50%, 12/15/2024	1,590	1,634
World Omni Auto Receivables Trust 2014-B			6.00%, 09/15/2023	395	420
1.14%, 01/15/2020	9,700	9,699	6.75%, 02/15/2021	710	750
World Omni Automobile Lease Securitization			Gestamp Funding Luxembourg SA
			5.63%, 05/31/2020(d)	200	207
Trust 2013-A
0.73%, 05/16/2016	560	561	Lear Corp
		$264,596	5.25%, 01/15/2025	2,220	2,267
			Schaeffler Holding Finance BV
Automobile Floor Plan Asset Backed Securities - 1.56%			6.75%, PIK 7.50%, 11/15/2022(d),(f)	410	449
Ally Master Owner Trust			ZF North America Capital Inc
0.63%, 04/15/2018(e)	8,000	8,005	4.00%, 04/29/2020(d)	1,070	1,077
1.21%, 06/15/2017	3,650	3,653	4.50%, 04/29/2022(d)	195	194
1.60%, 10/15/2019	8,000	8,035			$8,037
GE Dealer Floorplan Master Note Trust
0.56%, 07/20/2019(e)	11,275	11,265	Banks- 8.71%
0.58%, 04/20/2018(e)	28,127	28,134	Abbey National Treasury Services
0.62%, 10/20/2017(e)	9,050	9,050	PLC/London
			0.68%, 09/29/2017(e)	7,000	6,976
		$68,142	Akbank TAS
Automobile Manufacturers - 2.80%			5.13%, 03/31/2025(d)	1,950	1,906
Daimler Finance North America LLC			Associated Banc-Corp
1.25%, 01/11/2016(d)	2,120	2,129	2.75%, 11/15/2019	1,965	1,981
1.30%, 07/31/2015(d)	3,205	3,211	4.25%, 01/15/2025	8,590	8,649
1.38%, 08/01/2017(d)	10,000	10,025	5.13%, 03/28/2016	5,055	5,221
1.45%, 08/01/2016(d)	2,005	2,019	Banco de Credito e Inversiones
1.65%, 03/02/2018(d)	5,725	5,761	4.00%, 02/11/2023(d)	600	613
2.25%, 03/02/2020(d)	6,275	6,291	Banco Inbursa SA Institucion de Banca
FCA US LLC / CG Co-Issuer Inc			Multiple
8.00%, 06/15/2019	345	361	4.13%, 06/06/2024(d)	2,100	2,090
Fiat Chrysler Automobiles NV			Banco Santander Mexico SA Institucion de
4.50%, 04/15/2020(d)	750	755	Banca Multiple Grupo Financiero Santander
Ford Motor Co			4.13%, 11/09/2022(d)	1,100	1,127
7.40%, 11/01/2046	1,130	1,614	Bancolombia SA
Ford Motor Credit Co LLC			5.95%, 06/03/2021	1,585	1,754
2.60%, 11/04/2019	4,860	4,908	Bank of America Corp
4.38%, 08/06/2023	5,475	5,872	3.95%, 04/21/2025	4,110	4,048
8.00%, 12/15/2016	11,315	12,485	4.00%, 04/01/2024	5,720	5,990
General Motors Co			4.10%, 07/24/2023	65	68
3.50%, 10/02/2018	10,120	10,414	4.20%, 08/26/2024	12,890	13,022
5.00%, 04/01/2035	2,210	2,304	4.25%, 10/22/2026	6,100	6,113
5.20%, 04/01/2045	2,055	2,174	4.75%, 04/21/2045	3,000	2,959
6.25%, 10/02/2043	1,275	1,522	4.88%, 04/01/2044	955	1,040
General Motors Financial Co Inc			6.10%, 12/29/2049(e)	6,780	6,916
2.40%, 04/10/2018	1,625	1,627	6.25%, 09/29/2049(e)	4,870	4,989
2.63%, 07/10/2017	3,695	3,740	Bank of New York Mellon Corp/The
3.15%, 01/15/2020	4,915	4,952	4.95%, 12/29/2049(e)	16,715	16,713
3.25%, 05/15/2018	2,275	2,327	Banque Centrale de Tunisie SA
3.45%, 04/10/2022	6,360	6,316	5.75%, 01/30/2025(d)	2,100	2,168
4.00%, 01/15/2025	1,155	1,162	Barclays PLC
Harley-Davidson Financial Services Inc			8.25%, 12/29/2049(e)	3,800	4,048
2.15%, 02/26/2020(d)	3,825	3,850	BBVA Banco Continental SA
Jaguar Land Rover Automotive PLC			5.00%, 08/26/2022(d)	1,250	1,341
3.50%, 03/15/2020(d)	800	798	BBVA Bancomer SA/Texas
4.13%, 12/15/2018(d)	540	555	6.75%, 09/30/2022(d)	4,115	4,676
5.63%, 02/01/2023(d)	3,065	3,249	BBVA US Senior SAU
Navistar International Corp			4.66%, 10/09/2015	1,465	1,489
8.25%, 11/01/2021	2,575	2,546	BNP Paribas SA
Nissan Motor Acceptance Corp			5.19%, 06/29/2049(d),(e)	1,050	1,054
0.81%, 03/03/2017(d),(e)	3,000	3,008

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
BPCE SA			Royal Bank of Scotland Group
1.61%, 07/25/2017	$1,140	$1,141	PLC (continued)
4.63%, 07/11/2024(d)	6,590	6,684	7.64%, 03/29/2049(e)		$390	$427
5.15%, 07/21/2024(d)	2,175	2,285	Santander Bank NA
5.70%, 10/22/2023(d)	2,140	2,336	2.00%, 01/12/2018		2,915	2,921
CIT Group Inc			Santander Holdings USA Inc/PA
3.88%, 02/19/2019	3,795	3,762	3.00%, 09/24/2015		2,055	2,068
Citigroup Inc			Societe Generale SA
5.80%, 11/29/2049(e)	1,580	1,588	4.25%, 04/14/2025(d)		755	727
City National Corp/CA			Standard Chartered Bank
5.25%, 09/15/2020	3,100	3,551	8.10%, 05/29/2049(e)	GBP	600	967
Compass Bank			UBS AG/Jersey
1.85%, 09/29/2017	4,500	4,506	7.25%, 02/22/2022(e)		$4,840	5,191
2.75%, 09/29/2019	6,400	6,470	UBS AG/Stamford CT
3.88%, 04/10/2025	6,655	6,504	2.35%, 03/26/2020		4,075	4,093
Cooperatieve Centrale Raiffeisen-			UBS Preferred Funding Trust V
Boerenleenbank BA/Netherlands			6.24%, 05/29/2049		2,459	2,558
5.75%, 12/01/2043	465	559	US Bank NA/Cincinnati OH
8.40%, 11/29/2049(e)	2,660	2,926	2.80%, 01/27/2025		3,690	3,648
11.00%, 12/29/2049 (d),(e)	1,560	2,005	Wells Fargo & Co
Fifth Third Bank/Cincinnati OH			3.90%, 05/01/2045		7,000	6,782
2.88%, 10/01/2021	3,125	3,154	5.87%, 12/29/2049(e)		11,450	12,151
Goldman Sachs Group Inc/The			5.90%, 12/29/2049(e)		2,075	2,174
2.55%, 10/23/2019	5,395	5,456	Westpac Banking Corp
2.60%, 04/23/2020	4,330	4,348	0.59%, 05/19/2017(e)		6,650	6,651
3.50%, 01/23/2025	1,865	1,866	Zions Bancorporation
3.63%, 01/22/2023	7,175	7,369	6.00%, 09/15/2015		1	1
3.85%, 07/08/2024	10,015	10,339				$380,509
5.38%, 03/15/2020	2,415	2,733
5.38%, 12/29/2049(e)	13,730	13,745	Beverages - 0.38%
6.75%, 10/01/2037	2,695	3,385	Ajecorp BV
Huntington National Bank/The			6.50%, 05/14/2022		1,100	770
0.70%, 04/24/2017(e)	12,100	12,083	Anheuser-Busch Cos LLC
Industrial & Commercial Bank of China			5.60%, 03/01/2017		1,090	1,183
Ltd/New York			Anheuser-Busch InBev Worldwide Inc
2.35%, 11/13/2017	1,250	1,261	2.50%, 07/15/2022		4,755	4,688
ING Bank NV			7.75%, 01/15/2019		1,030	1,241
0.96%, 10/01/2019(d),(e)	3,000	3,005	Coca-Cola Icecek AS
4.12%, 11/21/2023(e)	4,500	4,674	4.75%, 10/01/2018(d)		2,050	2,152
5.80%, 09/25/2023(d)	4,425	4,979	Constellation Brands Inc
Intesa Sanpaolo SpA			3.75%, 05/01/2021		1,265	1,291
2.38%, 01/13/2017	7,815	7,893	3.88%, 11/15/2019		520	538
3.13%, 01/15/2016	3,070	3,107	4.25%, 05/01/2023		1,855	1,909
5.02%, 06/26/2024(d)	13,205	13,302	Corp Lindley SA
			6.75%, 11/23/2021(d)		700	777
JP Morgan Chase & Co
3.20%, 01/25/2023	8,035	8,078	6.75%, 11/23/2021		865	960
3.88%, 09/10/2024	3,910	3,949	Pernod Ricard SA
			5.75%, 04/07/2021(d)		1,045	1,205
4.85%, 02/01/2044	230	255
5.00%, 12/29/2049(e)	3,625	3,562				$16,714
JP Morgan Chase Capital XIII			Biotechnology - 0.13%
1.22%, 09/30/2034(e)	300	254	Celgene Corp
Lloyds Bank PLC			4.63%, 05/15/2044		1,495	1,531
2.30%, 11/27/2018	2,130	2,168	5.25%, 08/15/2043		115	130
Lloyds Banking Group PLC			Concordia Healthcare Corp
5.92%, 09/29/2049(d),(e)	300	302	7.00%, 04/15/2023(d)		210	213
Mitsubishi UFJ Trust & Banking Corp			Genzyme Corp
2.45%, 10/16/2019(d)	5,355	5,413	5.00%, 06/15/2020		810	927
Morgan Stanley			Gilead Sciences Inc
1.75%, 02/25/2016	8,610	8,672	3.05%, 12/01/2016		840	868
2.38%, 07/23/2019	9,470	9,501	4.80%, 04/01/2044		1,725	1,895
2.65%, 01/27/2020	1,370	1,386				$5,564
4.30%, 01/27/2045	3,140	3,088
5.00%, 11/24/2025	13,550	14,675	Building Materials - 0.75%
5.45%, 07/29/2049(e)	690	695	Boise Cascade Co
5.55%, 12/29/2049(e)	3,265	3,281	6.38%, 11/01/2020		390	410
Nordea Bank AB			Cemex SAB de CV
5.50%, 09/29/2049(d),(e)	2,230	2,266	6.13%, 05/05/2025(d)		1,300	1,334
PNC Bank NA			7.25%, 01/15/2021(d)		5,635	6,100
6.00%, 12/07/2017	7,400	8,215	CRH America Inc
Royal Bank of Scotland Group PLC			4.13%, 01/15/2016		1,630	1,662
5.13%, 05/28/2024	410	423	6.00%, 09/30/2016		1,935	2,059
			8.13%, 07/15/2018		3,425	4,067

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Building Materials (continued)			Computers (continued)
Elementia SAB de CV			Hewlett-Packard Co
5.50%, 01/15/2025(d)	$1,500	$1,492	3.00%, 09/15/2016	$425	$436
Martin Marietta Materials Inc			6.00%, 09/15/2041	1,220	1,344
1.37%, 06/30/2017(e)	9,280	9,231	IGATE Corp
4.25%, 07/02/2024	2,830	2,933	4.75%, 04/15/2019	325	341
Masonite International Corp			IHS Inc
5.63%, 03/15/2023(d)	150	157	5.00%, 11/01/2022(d)	285	285
Norbord Inc			International Business Machines Corp
5.38%, 12/01/2020(d)	650	640	0.63%, 02/12/2019(e)	5,550	5,579
Owens Corning			NCR Corp
4.20%, 12/01/2024	1,840	1,877	4.63%, 02/15/2021	917	910
Vulcan Materials Co			Seagate HDD Cayman
4.50%, 04/01/2025	915	929	4.75%, 06/01/2023	1,725	1,810
		$32,891	4.75%, 01/01/2025(d)	7,840	8,041
			5.75%, 12/01/2034(d)	5,785	6,123
Chemicals - 0.61%			Xerox Business Services LLC
Agrium Inc			5.20%, 06/01/2015	1,850	1,856
3.38%, 03/15/2025	4,630	4,591			$40,665
Aruba Investments Inc
8.75%, 02/15/2023(d)	1,000	996	Credit Card Asset Backed Securities - 1.28%
Axiall Corp			BA Credit Card Trust
4.88%, 05/15/2023	1,700	1,717	0.45%, 09/16/2019(e)	4,325	4,326
CF Industries Inc			0.47%, 01/15/2020(e)	1,115	1,116
5.15%, 03/15/2034	1,595	1,705	Barclays Dryrock Issuance Trust
Consolidated Energy Finance SA			0.52%, 07/16/2018(e)	18,755	18,760
6.75%, 10/15/2019(d)	2,200	2,244	0.52%, 03/16/2020(e)	5,000	4,995
Cornerstone Chemical Co			1.48%, 09/15/2020	2,250	2,256
9.38%, 03/15/2018(d)	720	749	Chase Issuance Trust
Dow Chemical Co/The			0.33%, 10/16/2017(e)	650	650
4.38%, 11/15/2042	515	506	0.41%, 04/16/2018(e)	8,000	7,998
Eagle Spinco Inc			0.43%, 04/15/2019(e)	7,183	7,146
4.63%, 02/15/2021	2,280	2,308	0.64%, 04/15/2019(e)	2,150	2,138
Eastman Chemical Co			Citibank Credit Card Issuance Trust
4.65%, 10/15/2044	1,200	1,235	0.38%, 08/24/2018(e)	6,625	6,626
LYB International Finance BV					$56,011
4.88%, 03/15/2044	2,030	2,145
Mexichem SAB de CV			Distribution & Wholesale - 0.04%
4.88%, 09/19/2022	1,000	1,060	HD Supply Inc
			5.25%, 12/15/2021(d)	405	420
5.88%, 09/17/2044	1,300	1,280
NOVA Chemicals Corp			7.50%, 07/15/2020	725	778
5.00%, 05/01/2025(d)	985	1,038	11.00%, 04/15/2020	490	556
5.25%, 08/01/2023(d)	2,245	2,363			$1,754
OCP SA			Diversified Financial Services - 2.29%
4.50%, 10/22/2025(d)	3,000	2,899	Air Lease Corp
		$26,836	2.13%, 01/15/2018	1,547	1,539
Commercial Services - 0.42%			Aircastle Ltd
Ahern RentalsInc			4.63%, 12/15/2018	380	397
7.38%, 05/15/2023(c),(d),(g)	760	760	5.13%, 03/15/2021	2,340	2,454
DP World Ltd			5.50%, 02/15/2022	530	566
6.85%, 07/02/2037	650	731	7.63%, 04/15/2020	240	280
ERAC USA Finance LLC			Ally Financial Inc
3.30%, 10/15/2022(d)	3,695	3,745	4.75%, 09/10/2018	220	228
3.85%, 11/15/2024(d)	3,300	3,410	Blackstone Holdings Finance Co LLC
4.50%, 02/15/2045(d)	3,745	3,696	4.45%, 07/15/2045(d)	2,505	2,451
			9.30%, PIK 9.29%, 03/19/2019(b),(c),(f)	1,500	1,530
Moody's Corp
5.25%, 07/15/2044	4,010	4,405	Countrywide Financial Corp
TMS International Corp			6.25%, 05/15/2016	4,530	4,760
7.63%, 10/15/2021(d)	925	925	Credit Acceptance Corp
United Rentals North America Inc			6.13%, 02/15/2021	3,010	2,946
			7.38%, 03/15/2023(d)	1,275	1,269
5.50%, 07/15/2025	505	512
			Denali Borrower LLC /Denali Finance Corp
		$18,184	5.63%, 10/15/2020 (d)	2,410	2,576
Computers - 0.93%			Fly Leasing Ltd
Apple Inc			6.38%, 10/15/2021	2,050	2,060
0.50%, 05/03/2018(e)	5,473	5,489	General Electric Capital Corp
0.56%, 05/06/2019(e)	3,980	3,997	0.54%, 05/15/2017(e)	4,625	4,637
2.85%, 05/06/2021	230	238	5.25%, 06/29/2049(e)	2,690	2,865
3.45%, 02/09/2045	3,845	3,438	5.30%, 02/11/2021	23,750	27,503
Compiler Finance Sub Inc			HSBC Finance Capital Trust IX
7.00%, 05/01/2021(d)	515	386	5.91%, 11/30/2035	4,700	4,783
Dell Inc
5.65%, 04/15/2018	365	392

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Icahn Enterprises LP / Icahn Enterprises			Lamar Funding Ltd
Finance Corp			3.96%, 05/07/2025(d),(g)	$2,000	$2,025
3.50%, 03/15/2017	$395	$397	Miran Mid-Atlantic Series C Pass Through
4.88%, 03/15/2019	940	958	Trust
6.00%, 08/01/2020	1,025	1,078	10.06%, 12/30/2028	2,197	2,406
ILFC E-Capital Trust II			Mirant Mid-Atlantic Series B Pass Through
6.25%, 12/21/2065(d),(e)	155	150	Trust
International Lease Finance Corp			9.13%, 06/30/2017(c)	208	221
2.22%, 06/15/2016(e)	30	30	Northern States Power Co/MN
6.25%, 05/15/2019	2,405	2,657	3.40%, 08/15/2042	265	253
8.62%, 09/15/2015(e)	970	993	NRG Energy Inc
National Rural Utilities Cooperative Finance			6.25%, 05/01/2024	835	854
Corp			8.25%, 09/01/2020	820	865
0.51%, 05/12/2017(e)	4,200	4,194	Oncor Electric Delivery Co LLC
2.00%, 01/27/2020	4,375	4,372	2.15%, 06/01/2019	4,630	4,665
2.85%, 01/27/2025	3,795	3,787	5.25%, 09/30/2040	950	1,135
4.75%, 04/30/2043(e)	855	858	Pacific Gas & Electric Co
OneMain Financial Holdings Inc			4.45%, 04/15/2042	645	691
7.25%, 12/15/2021(d)	1,225	1,297	PacifiCorp
Peachtree Corners Funding Trust			3.85%, 06/15/2021	1,137	1,232
3.98%, 02/15/2025(d)	10,340	10,470	4.10%, 02/01/2042	1,675	1,761
Springleaf Finance Corp			Perusahaan Listrik Negara PT
5.25%, 12/15/2019	2,000	2,015	5.50%, 11/22/2021(d)	3,850	4,177
6.90%, 12/15/2017	135	143	PPL Electric Utilities Corp
SUAM Finance BV			3.00%, 09/15/2021	465	483
4.88%, 04/17/2024(d)	3,525	3,698	4.75%, 07/15/2043	1,435	1,662
		$99,941	PPL WEM Holdings Ltd
			3.90%, 05/01/2016(d)	2,470	2,533
Electric - 2.21%			5.38%, 05/01/2021(d)	5,140	5,852
Abu Dhabi National Energy Co PJSC			Public Service Co of Colorado
3.63%, 01/12/2023(d)	400	408
			4.30%, 03/15/2044	560	614
Alabama Power Co			Public Service Electric & Gas Co
3.75%, 03/01/2045	1,835	1,812	3.65%, 09/01/2042	365	359
3.85%, 12/01/2042	850	850	Puget Energy Inc
4.15%, 08/15/2044	3,755	3,970	6.00%, 09/01/2021	2,935	3,466
CMS Energy Corp			San Diego Gas & Electric Co
4.70%, 03/31/2043	910	999	4.30%, 04/01/2042	230	251
Commonwealth Edison Co			Southern California Edison Co
3.70%, 03/01/2045	3,680	3,608	3.60%, 02/01/2045	3,015	2,913
3.80%, 10/01/2042	2,170	2,159	3.90%, 12/01/2041	390	396
4.60%, 08/15/2043	1,380	1,550	4.05%, 03/15/2042	1,610	1,679
Consolidated Edison Co of New York Inc			Virginia Electric & Power Co
3.30%, 12/01/2024	3,000	3,111	4.00%, 01/15/2043	245	251
4.63%, 12/01/2054	1,940	2,089	4.45%, 02/15/2044	1,560	1,704
DTE Energy Co			4.65%, 08/15/2043	1,620	1,828
6.38%, 04/15/2033	4,795	6,192	Wisconsin Power & Light Co
Duke Energy Carolinas LLC			4.10%, 10/15/2044	1,745	1,827
4.00%, 09/30/2042	1,505	1,542			$96,607
Duke Energy Corp
3.75%, 04/15/2024	1,500	1,595	Electronics - 0.18%
Dynegy Inc			Keysight Technologies Inc
6.75%, 11/01/2019(d)	715	747	3.30%, 10/30/2019(d)	4,300	4,336
7.38%, 11/01/2022(d)	1,385	1,475	4.55%, 10/30/2024(d)	2,790	2,799
Edison International			Sanmina Corp
3.75%, 09/15/2017	1,420	1,502	4.38%, 06/01/2019(d)	105	106
Electricite de France SA			Viasystems Inc
2.15%, 01/22/2019(d)	1,805	1,825	7.88%, 05/01/2019(d)	455	479
4.88%, 01/22/2044(d)	1,140	1,239			$7,720
5.63%, 12/29/2049(d),(e)	5,890	6,246
Elwood Energy LLC			Engineering & Construction - 0.16%
8.16%, 07/05/2026	665	739	Aguila 3 SA
			7.88%, 01/31/2018(d)	390	394
Empresa Electrica Guacolda SA
4.56%, 04/30/2025(c),(d)	975	971	Odebrecht Finance Ltd
			5.13%, 06/26/2022(d)	2,200	1,969
Energy Future Intermediate Holding Co LLC /
			Odebrecht Offshore Drilling Finance Ltd
EFIH Finance Inc			6.63%, 10/01/2022(d)	759	649
0.00%, 03/01/2022(a),(d),(e)	357	403
			6.75%, 10/01/2022(d)	1,488	1,284
FirstEnergy Corp
			SBA Tower Trust
7.38%, 11/15/2031	1,730	2,204	2.90%, 10/15/2044 (d)	2,700	2,725
Florida Power & Light Co
4.05%, 06/01/2042	1,260	1,336			$7,021
4.13%, 02/01/2042	755	804
Indiantown Cogeneration LP
9.77%, 12/15/2020	985	1,128

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Entertainment - 0.25%			Forest Products & Paper (continued)
CCM Merger Inc			Sappi Papier Holding GmbH (continued)
9.13%, 05/01/2019(d)	$2,530	$2,748	8.38%, 06/15/2019(d)	$3,450	$3,683
Cinemark USA Inc			Tembec Industries Inc
4.88%, 06/01/2023	2,555	2,584	9.00%, 12/15/2019(d)	805	821
DreamWorks Animation SKG Inc			Verso Paper Holdings LLC / Verso Paper Inc
6.88%, 08/15/2020(d)	1,435	1,435	11.75%, 01/15/2019	835	731
Lions Gate Entertainment Corp					$12,034
5.25%, 08/01/2018	125	130
Peninsula Gaming LLC / Peninsula Gaming			Gas- 0.05%
Corp			Dominion Gas Holdings LLC
8.38%, 02/15/2018(d)	1,200	1,254	4.80%, 11/01/2043	75	81
Regal Entertainment Group			Nakilat Inc
5.75%, 03/15/2022	1,785	1,834	6.07%, 12/31/2033	350	410
WMG Acquisition Corp			Sempra Energy
6.00%, 01/15/2021(d)	126	129	2.88%, 10/01/2022	300	299
WMG Holdings Corp			Talent Yield Investments Ltd
			4.50%, 04/25/2022(d)	1,500	1,592
13.75%, 10/01/2019	755	825
		$10,939			$2,382
Environmental Control- 0.06%			Healthcare - Products - 1.32%
Republic Services Inc			Becton Dickinson and Co
3.80%, 05/15/2018	1,215	1,288	2.68%, 12/15/2019	2,900	2,957
Waste Management Inc			ConvaTec Finance International SA
			8.25%, PIK 9.00%, 01/15/2019(d),(f)	2,250	2,270
4.10%, 03/01/2045	1,285	1,245
			ConvaTec Healthcare E SA
		$2,533	10.50%, 12/15/2018 (d)	400	423
Food- 1.16%			DJO Finco Inc / DJO Finance LLC / DJO
Cencosud SA			Finance Corp
5.15%, 02/12/2025(d)	3,500	3,566	8.13%, 06/15/2021(d),(g)	1,145	1,162
Gruma SAB de CV			Kinetic Concepts Inc / KCI USA Inc
4.88%, 12/01/2024(d)	4,550	4,837	10.50%, 11/01/2018	1,325	1,426
Grupo Bimbo SAB de CV			Medtronic Inc
3.88%, 06/27/2024(d)	4,980	5,097	2.50%, 03/15/2020(d)	4,620	4,717
4.88%, 06/30/2020(d)	600	663	3.50%, 03/15/2025(d)	3,175	3,283
4.88%, 06/27/2044(d)	1,850	1,807	4.38%, 03/15/2035(d)	5,170	5,462
Ingles Markets Inc			4.63%, 03/15/2045(d)	5,815	6,263
5.75%, 06/15/2023	1,305	1,357	Universal Hospital Services Inc
JM Smucker Co/The			7.63%, 08/15/2020	1,470	1,290
2.50%, 03/15/2020(d)	2,000	2,013	Zimmer Holdings Inc
3.50%, 03/15/2025(d)	4,950	4,985	2.00%, 04/01/2018	4,000	4,036
4.38%, 03/15/2045(d)	3,750	3,734	2.70%, 04/01/2020	10,765	10,871
Kraft Foods Group Inc			3.55%, 04/01/2025	7,465	7,480
1.63%, 06/04/2015	590	590	4.25%, 08/15/2035	1,800	1,805
5.00%, 06/04/2042	3,925	4,195	4.45%, 08/15/2045	4,305	4,262
Pilgrim's Pride Corp					$57,707
5.75%, 03/15/2025(d)	510	523
Smithfield Foods Inc			Healthcare - Services - 0.81%
5.25%, 08/01/2018(d)	640	656	Centene Corp
5.88%, 08/01/2021(d)	1,425	1,496	4.75%, 05/15/2022	8,290	8,725
Sysco Corp			5.75%, 06/01/2017	5,385	5,708
2.35%, 10/02/2019	3,485	3,550	CHS/Community Health Systems Inc
3.00%, 10/02/2021	5,895	6,067	5.13%, 08/01/2021	95	98
4.50%, 10/02/2044	325	336	Fresenius Medical Care US Finance II Inc
			4.75%, 10/15/2024(d)	1,180	1,233
Tyson Foods Inc			5.88%, 01/31/2022(d)	985	1,079
4.88%, 08/15/2034	465	506
			Fresenius Medical Care US Finance Inc
Wm Wrigley Jr Co			6.50%, 09/15/2018 (d)	330	370
2.40%, 10/21/2018(d)	1,650	1,686
3.38%, 10/21/2020(d)	2,745	2,869	HCA Holdings Inc
		$50,533	6.25%, 02/15/2021	925	1,010
			HCA Inc
Forest Products & Paper - 0.28%			4.75%, 05/01/2023	2,685	2,819
Cascades Inc			5.00%, 03/15/2024	1,045	1,111
5.50%, 07/15/2022(d)	1,010	1,022	5.25%, 04/15/2025	1,500	1,626
Domtar Corp			5.38%, 02/01/2025	225	236
6.25%, 09/01/2042	2,155	2,284	5.88%, 03/15/2022	580	649
Georgia-Pacific LLC			IASIS Healthcare LLC / IASIS Capital Corp
5.40%, 11/01/2020(d)	595	676	8.38%, 05/15/2019	310	322
Klabin Finance SA			LifePoint Hospitals Inc
5.25%, 07/16/2024(d)	1,600	1,582	5.50%, 12/01/2021	610	641
Resolute Forest Products Inc			MPH Acquisition Holdings LLC
5.88%, 05/15/2023	645	621	6.63%, 04/01/2022(d)	2,390	2,510
Sappi Papier Holding GmbH			Roche Holdings Inc
7.50%, 06/15/2032(d)	630	614	6.00%, 03/01/2019(d)	870	1,003

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Insurance (continued)
WellCare Health Plans Inc			TIAA Asset Management Finance Co LLC
5.75%, 11/15/2020	$5,875	$6,227	2.95%, 11/01/2019(d)	$6,675	$6,818
		$35,367	4.13%, 11/01/2024(d)	3,030	3,175
			Voya Financial Inc
Holding Companies - Diversified - 0.37%			2.90%, 02/15/2018	3,800	3,913
Alfa SAB de CV			5.65%, 05/15/2053(e)	8,965	9,391
5.25%, 03/25/2024(d)	4,650	5,034
			XLIT Ltd
Alphabet Holding Co Inc			4.45%, 03/31/2025	9,035	9,095
7.75%, 11/01/2017	820	817	5.50%, 03/31/2045	6,640	6,487
Argos Merger Sub Inc					$74,313
7.13%, 03/15/2023(d)	1,115	1,171
Brixmor Operating Partnership LP			Internet - 0.44%
3.85%, 02/01/2025	2,915	2,923	Alibaba Group Holding Ltd
MUFG Americas Holdings Corp			2.50%, 11/28/2019(d)	5,105	5,089
2.25%, 02/10/2020	1,180	1,180	3.13%, 11/28/2021(d)	3,200	3,200
3.00%, 02/10/2025	1,570	1,528	3.60%, 11/28/2024(d)	4,100	4,082
Nielsen Co Luxembourg SARL/The			4.50%, 11/28/2034(d)	1,910	1,905
5.50%, 10/01/2021(d)	770	793	Equinix Inc
Tenedora Nemak SA de CV			4.88%, 04/01/2020	230	237
5.50%, 02/28/2023(d)	2,500	2,625	5.38%, 01/01/2022	935	970
		$16,071	5.38%, 04/01/2023	730	754
			Zayo Group LLC / Zayo Capital Inc
Home Builders - 0.25%			6.00%, 04/01/2023(d)	2,115	2,125
Beazer Homes USA Inc			10.13%, 07/01/2020	883	1,002
6.63%, 04/15/2018	685	710			$19,364
KB Home
4.75%, 05/15/2019	390	387	Iron & Steel - 0.49%
Lennar Corp			AK Steel Corp
4.13%, 12/01/2018	1,725	1,755	7.63%, 05/15/2020	570	494
4.50%, 11/15/2019	675	695	ArcelorMittal
4.75%, 11/15/2022(e)	2,810	2,842	6.13%, 06/01/2018	345	368
Standard Pacific Corp			6.25%, 03/01/2021(e)	1,715	1,793
5.88%, 11/15/2024	520	540	7.75%, 10/15/2039(e)	2,165	2,235
WCI Communities Inc			Commercial Metals Co
6.88%, 08/15/2021	2,105	2,168	4.88%, 05/15/2023	2,785	2,653
Woodside Homes Co LLC / Woodside Homes			7.35%, 08/15/2018	390	423
Finance Inc			Glencore Funding LLC
6.75%, 12/15/2021(d)	1,725	1,647	2.88%, 04/16/2020(d)	7,745	7,739
		$10,744	3.13%, 04/29/2019(d)	945	963
			Samarco Mineracao SA
Home Equity Asset Backed Securities - 0.04%			5.38%, 09/26/2024(d)	2,700	2,606
First NLC Trust 2005-1			Signode Industrial Group Lux SA/Signode
0.67%, 05/25/2035(e)	330	230
			Industrial Group US Inc
JP Morgan Mortgage Acquisition Trust 2006-			6.38%, 05/01/2022(d)	2,055	2,055
CW2					$21,329
0.33%, 08/25/2036(e)	907	852
New Century Home Equity Loan Trust 2005-			Leisure Products & Services - 0.02%
1			Jarden Corp
0.76%, 03/25/2035(e)	85	85	6.13%, 11/15/2022	110	115
Saxon Asset Securities Trust 2004-1			NCL Corp Ltd
1.87%, 03/25/2035(e)	282	136	5.25%, 11/15/2019(d)	920	948
Specialty Underwriting & Residential Finance					$1,063
Trust Series 2004-BC1
0.95%, 02/25/2035(e)	303	278	Lodging - 0.16%
		$1,581	Boyd Gaming Corp
			9.00%, 07/01/2020	364	393
Insurance - 1.70%			MGM Resorts International
American International Group Inc			6.00%, 03/15/2023	705	730
3.38%, 08/15/2020	6,505	6,850	6.63%, 12/15/2021	1,065	1,140
4.50%, 07/16/2044	7,780	8,053	7.75%, 03/15/2022	85	95
AXA SA			8.63%, 02/01/2019	190	219
6.46%, 12/29/2049(d),(e)	1,400	1,485	10.00%, 11/01/2016	1,205	1,332
Liberty Mutual Group Inc			Wyndham Worldwide Corp
4.25%, 06/15/2023(d)	2,270	2,403	2.50%, 03/01/2018	2,920	2,935
5.00%, 06/01/2021(d)	2,500	2,780			$6,844
7.00%, 03/07/2067(d),(e)	2,760	2,846
7.80%, 03/07/2087(d)	2,795	3,438	Machinery - Construction & Mining - 0.01%
MetLife Capital Trust IV			Vander Intermediate Holding II Corp
7.88%, 12/15/2067(d)	1,770	2,345	9.75%, PIK 10.50%, 02/01/2019 (d),(f)	385	389
Pricoa Global Funding I
2.20%, 05/16/2019(d)	3,170	3,198
			Machinery - Diversified - 0.00%
Progressive Corp/The			CNH Industrial America LLC
3.70%, 01/26/2045	2,140	2,036	7.25%, 01/15/2016	150	154

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media- 2.66%			Media (continued)
21st Century Fox America Inc			WideOpenWest Finance LLC /
4.75%, 09/15/2044	$850	$911	WideOpenWest Capital Corp (continued)
5.40%, 10/01/2043	1,465	1,712	10.25%, 07/15/2019	$1,395	$1,498
6.15%, 02/15/2041	4,315	5,356			$116,209
Cablevision Systems Corp
8.00%, 04/15/2020	990	1,136	Metal Fabrication & Hardware - 0.04%
CBS Corp			Wise Metals Intermediate Holdings LLC/Wise
5.75%, 04/15/2020	1,640	1,880	Holdings Finance Corp
			9.75%, PIK 10.50%, 06/15/2019 (d),(f)	1,440	1,561
CCO Holdings LLC / CCO Holdings Capital
Corp
5.13%, 05/01/2023(d)	4,820	4,772
			Mining - 1.08%
Columbus International Inc			Alcoa Inc
7.38%, 03/30/2021(d)	1,000	1,089	5.13%, 10/01/2024	4,495	4,845
Comcast Corp			Anglo American Capital PLC
3.38%, 02/15/2025	7,450	7,670	1.23%, 04/15/2016(d),(e)	4,150	4,148
4.20%, 08/15/2034	510	529	Barrick Gold Corp
4.75%, 03/01/2044	1,790	1,961	3.85%, 04/01/2022	2,095	2,061
6.40%, 03/01/2040	1,975	2,596	Barrick North America Finance LLC
6.50%, 11/15/2035	330	435	4.40%, 05/30/2021	2,881	2,969
CSC Holdings LLC			BHP Billiton Finance USA Ltd
6.75%, 11/15/2021	280	317	2.05%, 09/30/2018	1,670	1,703
8.63%, 02/15/2019	185	214	FMG Resources August 2006 Pty Ltd
DIRECTV Holdings LLC / DIRECTV			6.88%, 02/01/2018(d)	220	228
Financing Co Inc			6.88%, 04/01/2022(d)	1,895	1,435
3.80%, 03/15/2022	2,145	2,216	8.25%, 11/01/2019(d)	880	768
4.45%, 04/01/2024	8,950	9,446	9.75%, 03/01/2022(d)	405	417
6.00%, 08/15/2040	1,560	1,740	Freeport-McMoRan Inc
6.38%, 03/01/2041	1,195	1,408	2.30%, 11/14/2017	3,895	3,912
DISH DBS Corp			3.10%, 03/15/2020	2,295	2,268
4.25%, 04/01/2018	710	723	4.00%, 11/14/2021	4,000	3,954
5.88%, 07/15/2022	1,890	1,904	5.40%, 11/14/2034	905	814
5.88%, 11/15/2024	1,125	1,108	Newmont Mining Corp
6.75%, 06/01/2021	4,605	4,876	4.88%, 03/15/2042	4,295	3,832
7.88%, 09/01/2019	1,517	1,712	Rio Tinto Finance USA Ltd
Globo Comunicacao e Participacoes SA			3.50%, 11/02/2020	3,554	3,739
4.88%, 04/11/2022(d)	800	834	9.00%, 05/01/2019	2,670	3,358
NBCUniversal Enterprise Inc			Rio Tinto Finance USA PLC
0.96%, 04/15/2018(d),(e)	5,490	5,529	2.00%, 03/22/2017	2,350	2,386
NBCUniversal Media LLC			Southern Copper Corp
4.45%, 01/15/2043	1	1	3.88%, 04/23/2025	1,950	1,936
5.15%, 04/30/2020	6,273	7,173	St Barbara Ltd
Numericable-SFR SAS			8.88%, 04/15/2018(d)	880	801
6.00%, 05/15/2022(d)	235	241	Taseko Mines Ltd
RCN Telecom Services LLC / RCN Capital			7.75%, 04/15/2019	330	221
Corp			Teck Resources Ltd
8.50%, 08/15/2020(d)	1,685	1,805	5.20%, 03/01/2042	955	784
Time Warner Cable Inc			Volcan Cia Minera SAA
4.13%, 02/15/2021	6,640	6,624	5.38%, 02/02/2022(d)	350	343
4.50%, 09/15/2042	5,890	5,009	5.38%, 02/02/2022	350	343
5.88%, 11/15/2040	10	10			$47,265
6.55%, 05/01/2037	1,720	1,781
6.75%, 07/01/2018	920	1,026	Miscellaneous Manufacturing - 0.41%
8.75%,02/14/2019	1,165	1,375	Bombardier Inc
Time Warner Inc			5.50%, 09/15/2018 (d)	1,100	1,112
2.10%, 06/01/2019	1,080	1,085	7.50%, 03/15/2025(d)	1,035	1,026
4.05%, 12/15/2023	5,060	5,411	Ingersoll-Rand Global Holding Co Ltd
6.25%, 03/29/2041	6,685	8,296	2.88%, 01/15/2019	1,065	1,092
Unitymedia Hessen GmbH & Co KG /			5.75%, 06/15/2043	790	927
Unitymedia NRW GmbH			Ingersoll-Rand Luxembourg Finance SA
5.50%, 01/15/2023(d)	1,275	1,334	3.55%, 11/01/2024	5,465	5,512
Unitymedia KabelBW GmbH			4.65%, 11/01/2044	1,185	1,207
6.13%, 01/15/2025(d)	895	934	Tyco Electronics Group SA
Univision Communications Inc			0.48%, 01/29/2016(e)	1,735	1,735
8.50%, 05/15/2021(d)	1,355	1,453	2.38%, 12/17/2018	2,150	2,191
Viacom Inc			3.50%, 02/03/2022	2,935	3,043
4.85%, 12/15/2034	3,225	3,188	7.13%, 10/01/2037	105	144
5.85%, 09/01/2043	1,780	1,892			$17,989
VTR Finance BV
6.88%, 01/15/2024(d)	2,255	2,333	Mortgage Backed Securities - 7.47%
			Adjustable Rate Mortgage Trust 2004-2
WideOpenWest Finance LLC /			1.32%, 02/25/2035(e)	72	71
WideOpenWest Capital Corp
13.38%, 10/15/2019	1,535	1,666

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust			Freddie Mac REMICS
2007-3			0.63%, 06/15/2023(e)	$50	$50
0.46%, 06/10/2049(d),(e)	$1,000	$972	0.78%, 08/15/2018(e)	491	495
Banc of America Commercial Mortgage Trust			1.25%, 09/15/2033	6,141	6,159
2008-1			2.00%, 02/15/2036(e)	1,448	1,449
6.47%, 02/10/2051(e)	3,255	3,575	2.75%, 03/15/2041	2,003	2,058
BB-UBS Trust			3.00%, 09/15/2025(e)	6,630	482
2.89%, 06/05/2030(d),(e)	2,100	2,090	3.00%, 05/15/2027(e)	13,497	1,101
BCRR Trust 2009-1			3.00%, 10/15/2027(e)	1,798	200
5.86%, 07/17/2040(d)	1,945	2,086	3.00%, 02/15/2029(e)	12,044	1,262
CD 2006-CD3 Mortgage Trust			4.00%, 09/15/2021	137	138
5.62%, 10/15/2048	1,873	1,952	4.00%, 04/15/2025(e)	9,081	710
CD 2007-CD4 Commercial Mortgage Trust			4.00%, 05/15/2028(e)	32,124	3,899
5.37%, 12/11/2049	5,490	5,725	6.57%, 09/15/2034(e)	1,285	121
CFCRE Commercial Mortgage Trust 2011-			Freddie Mac Structured Agency Credit Risk
C2			Debt Notes
5.75%, 12/15/2047(d),(e)	800	907	1.03%, 04/25/2024(e)	6,732	6,710
Citigroup Commercial Mortgage Trust 2012-			1.08%, 10/25/2027(e)	7,500	7,501
GC8			1.43%, 01/25/2025(e)	6,136	6,148
4.29%, 09/10/2045(d)	800	862	1.53%, 08/25/2024(e)	5,072	5,076
Citigroup Commercial Mortgage Trust 2015-			1.58%, 10/25/2024(e)	3,650	3,654
GC27			1.63%, 09/25/2024(e)	14,491	14,568
3.14%, 02/10/2048(e)	5,000	5,089	1.83%, 08/25/2024(e)	5,219	5,243
Citigroup Commercial Mortgage Trust 2015-			2.58%, 08/25/2024(e)	5,750	5,816
GC29			GE Commercial Mortgage Corp Series 2007-
3.19%, 04/10/2048(e)	3,000	3,059	C1 Trust
COMM 2010-RR1			5.61%, 12/10/2049(e)	6,575	6,888
5.54%, 12/11/2049(d),(e)	900	946	Ginnie Mae
COMM 2013-CCRE11 Mortgage Trust			1.75%, 10/16/2037	968	981
1.35%, 10/10/2046(e)	59,508	4,228	4.50%, 05/16/2043(e)	4,190	699
4.72%, 10/10/2046	5,000	5,637	4.50%, 04/16/2044	1,569	199
COMM 2014-CCRE16 Mortgage Trust			5.00%, 10/16/2022(e)	2,453	82
4.05%, 04/10/2047	600	656	GS Mortgage Securities Trust 2011-GC5
COMM 2014-CCRE17 Mortgage Trust			1.83%, 08/10/2044(d),(e)	149,025	8,039
4.90%, 05/10/2047(e)	1,850	1,989	GS Mortgage Securities Trust 2012-GCJ7
COMM 2014-LC17 Mortgage Trust			2.73%, 05/10/2045(e)	19,107	2,025
4.49%, 10/10/2047	5,000	5,414	GS Mortgage Securities Trust 2013-GC16
COMM 2014-UBS5 Mortgage Trust			1.71%, 11/10/2046(e)	31,067	2,326
1.26%, 09/10/2047(e)	71,731	4,753	5.49%, 11/10/2046(e)	800	886
Commercial Mortgage Pass Through			GS Mortgage Securities Trust 2013-GCJ12
Certificates			3.78%, 06/10/2046(e)	780	808
4.93%, 10/15/2045(d),(e)	5,290	5,603	GS Mortgage Securities Trust 2014-GC26
Credit Suisse Commercial Mortgage Trust			1.26%, 11/10/2047(e)	50,392	3,910
Series 2006-C3			Impac CMB Trust Series 2007-A
6.00%, 06/15/2038(e)	93	96	0.43%, 05/25/2037(d),(e)	1,912	1,836
Credit Suisse Commercial Mortgage Trust			JP Morgan Chase Commercial Mortgage
Series 2006-C5			Securities Corp
0.92%, 12/15/2039(e)	13,568	119	2.03%, 12/15/2047(e)	21,677	1,952
Credit Suisse Commercial Mortgage Trust			3.35%, 12/15/2047(d),(e)	500	517
Series 2007-C3			JP Morgan Chase Commercial Mortgage
5.89%, 06/15/2039(e)	1,580	1,690	Securities Trust 2005-CIBC12
Credit Suisse First Boston Mortgage Securities			5.25%, 09/12/2037(e)	300	69
Corp			JP Morgan Chase Commercial Mortgage
0.56%, 11/15/2037(d),(e)	862	—	Securities Trust 2006-CIBC17
4.77%, 07/15/2037	2,025	2,024	5.43%, 12/12/2043	2,096	2,196
CSMC Series 2009-RR1			5.46%, 12/12/2043	5,000	5,154
5.38%, 02/15/2040(d)	3,165	3,306	JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR3			Securities Trust 2006-LDP9
5.34%, 12/15/2043(d),(e)	1,545	1,637	5.34%, 05/15/2047	220	230
DBUBS 2011-LC2 Mortgage Trust			JP Morgan Chase Commercial Mortgage
4.54%, 07/10/2044(d)	5,000	5,586	Securities Trust 2007-C1
5.64%, 07/10/2044(d),(e)	5,000	5,362	6.16%, 02/15/2051(e)	10,000	10,788
Fannie Mae REMIC Trust 2005-W2			JP Morgan Chase Commercial Mortgage
0.38%, 05/25/2035(e)	626	618	Securities Trust 2011-C5
Fannie Mae REMICS			3.15%, 08/15/2046	1,908	1,956
2.25%, 07/25/2040	361	360	5.50%, 08/15/2046(d),(e)	800	894
3.50%, 11/25/2027(e)	2,834	299	JP Morgan Chase Commercial Mortgage
3.50%, 07/25/2040	912	913	Securities Trust 2013-C16
6.32%, 12/25/2021(e)	1,305	143	1.52%, 12/15/2046(e)	13,317	850
6.32%, 03/25/2022(e)	836	88	JPMBB Commercial Mortgage Securities
38.19%, 08/25/2035 (e)	35	8	Trust 2013-C15
			1.76%, 11/15/2045(e)	49,652	3,360

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

			Principal				Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
	JPMBB Commercial Mortgage Securities				UBS-Barclays Commercial Mortgage Trust
	Trust 2014-C18				2012	-C3
	4.97%, 02/15/2047(e)		$2,700	$2,896	3.09%, 08/10/2049(e)		$2,125	$2,199
	JPMBB Commercial Mortgage Securities				UBS-Barclays Commercial Mortgage Trust
	Trust 2014-C19				2012	-C4
	1.44%, 04/15/2047(e)		47,649	2,606	1.99%, 12/10/2045(d),(e)		20,181	1,978
	JPMBB Commercial Mortgage Securities				3.32%, 12/10/2045(d),(e)		2,300	2,368
	Trust 2014-C24				UBS-Barclays Commercial Mortgage Trust
	1.24%, 11/15/2047(e)		9,479	631	2013	-C5
	4.57%, 11/15/2047(e)		4,350	4,541	3.18%, 03/10/2046(e)		2,025	2,094
	JPMBB Commercial Mortgage Securities				4.23%, 03/10/2046(d),(e)		1,090	1,046
	Trust 2015-C28				Wachovia Bank Commercial Mortgage Trust
	3.99%, 10/15/2048(e)		7,000	7,141	Series 2006-C28
LB	-UBS Commercial Mortgage Trust 2005-				0.33%, 10/15/2048(d),(e)		19,112	18,922
	C3				Wachovia Bank Commercial Mortgage Trust
	0.87%, 07/15/2040(d),(e)		11,157	87	Series 2007-C30
LB	-UBS Commercial Mortgage Trust 2005-				0.38%, 12/15/2043(d),(e)		1,350	1,304
	C7				5.25%, 12/15/2043		1,276	1,296
	5.32%, 11/15/2040		2,200	2,231	Wachovia Bank Commercial Mortgage Trust
LB	-UBS Commercial Mortgage Trust 2007-				Series 2007-C34
	C1				5.68%, 05/15/2046(e)		250	268
	0.59%, 02/15/2040(e)		10,122	72	Wells Fargo Mortgage Backed Securities
LB	-UBS Commercial Mortgage Trust 2007-				2005-AR16 Trust
	C2				2.64%, 03/25/2035(e)		489	481
	5.43%, 02/15/2040		1,917	2,025	WFRBS Commercial Mortgage Trust 2013-
LB	-UBS Commercial Mortgage Trust 2007-				C12
	C6				1.63%, 03/15/2048(d),(e)		58,659	4,567
	6.11%, 07/15/2040		7,350	7,910	WFRBS Commercial Mortgage Trust 2014-
	Merrill Lynch Mortgage Investors Trust Series				C22
	2005	-A8			4.07%, 09/15/2057		5,000	5,379
	0.53%, 08/25/2036(e)		186	158	4.37%, 09/15/2057(e)		2,000	2,152
	Merrill Lynch Mortgage Trust 2005-CIP1				WFRBS Commercial Mortgage Trust 2014-
	5.05%, 07/12/2038		336	337	C23
	Merrill Lynch Mortgage Trust 2006-C2				0.87%, 10/15/2057(e)		54,745	2,542
	5.78%, 08/12/2043		6,500	6,828				$326,567
ML	-CFC Commercial Mortgage Trust 2006-
	4				Office & Business Equipment - 0.23%
	5.20%, 12/12/2049		2,000	2,114	Xerox Corp
	Morgan Stanley Bank of America Merrill				2.95%, 03/15/2017		555	571
	Lynch Trust 2013-C11				3.80%, 05/15/2024		4,410	4,366
	0.87%, 08/15/2046(e)		29,314	784	4.80%, 03/01/2035		2,850	2,689
	Morgan Stanley Bank of America Merrill				6.75%, 02/01/2017		550	600
	Lynch Trust 2013-C9				6.75%, 12/15/2039		1,730	2,019
	3.46%, 05/15/2046		5,806	5,989				$10,245
	Morgan Stanley Bank of America Merrill				Oil & Gas - 3.50%
	Lynch Trust 2014-C15				Anadarko Petroleum Corp
	1.37%, 04/15/2047(e)		55,619	4,015	3.45%, 07/15/2024		4,585	4,654
	4.05%, 04/15/2047		3,000	3,281	4.50%, 07/15/2044		400	402
	Morgan Stanley Bank of America Merrill				5.95%, 09/15/2016		3,390	3,605
	Lynch Trust 2014-C16				6.45%, 09/15/2036		625	772
	1.41%, 06/15/2047(e)		25,837	1,921	Apache Corp
	4.92%, 06/15/2047(e)		4,250	4,516	4.25%, 01/15/2044		3,200	3,042
	Morgan Stanley Bank of America Merrill				4.75%, 04/15/2043		2,395	2,443
	Lynch Trust 2014-C18				Baytex Energy Corp
	4.60%, 10/15/2047(e)		3,250	3,518	5.13%, 06/01/2021(d)		370	361
	Morgan Stanley Bank of America Merrill				BP Capital Markets PLC
	Lynch Trust 2015-C20				0.80%, 05/10/2019(e)		6,585	6,569
	3.61%, 02/15/2048(e)		2,000	2,062	Carrizo Oil & Gas Inc
	4.16%, 02/15/2048(e)		1,975	2,041	6.25%, 04/15/2023		145	147
	Morgan Stanley Capital I Trust 2007-HQ12				7.50%, 09/15/2020		2,812	2,959
	5.86%, 04/12/2049(e)		1,726	1,723	Chaparral Energy Inc
	Morgan Stanley Capital I Trust 2007-IQ13				7.63%, 11/15/2022		1,456	1,165
	5.36%, 03/15/2044(e)		700	743	9.88%, 10/01/2020		655	562
	MSBAM Commercial Mortgage Securities				Chesapeake Energy Corp
	Trust 2012-CKSV				3.25%, 03/15/2016		295	295
	1.28%, 10/15/2022(d),(e)		23,336	1,609	3.53%, 04/15/2019(e)		1,010	970
	Residential Asset Securitization Trust 2004-				4.88%, 04/15/2022		700	646
	A10				6.13%, 02/15/2021		615	618
	5.50%, 02/25/2035		260	264	CNOOC Finance 2013 Ltd
	UBS Commercial Mortgage Trust 2012-C1				3.00%, 05/09/2023		2,600	2,518
	3.40%, 05/10/2045(e)		550	580	CNOOC Nexen Finance 2014 ULC
					4.25%, 04/30/2024		3,900	4,116

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
ConocoPhillips			QEP Resources Inc
5.75%, 02/01/2019	$500	$573	5.25%, 05/01/2023	$1,025	$1,028
Continental Resources Inc/OK			6.80%, 04/01/2018	200	208
3.80%, 06/01/2024	3,800	3,651	RKI Exploration & Production LLC / RKI
4.50%, 04/15/2023	1,945	1,958	Finance Corp
Denbury Resources Inc			8.50%, 08/01/2021(d)	874	865
5.50%, 05/01/2022	1,055	1,000	Rowan Cos Inc
Devon Energy Corp			5.00%, 09/01/2017	1,875	1,948
2.25%, 12/15/2018	4,935	4,991	5.40%, 12/01/2042	4,920	3,999
Drill Rigs Holdings Inc			Seven Generations Energy Ltd
6.50%, 10/01/2017(d)	330	285	6.75%, 05/01/2023(d)	285	290
Encana Corp			Seventy Seven Operating LLC
5.15%, 11/15/2041	1,035	1,054	6.63%, 11/15/2019	1,385	1,101
Ensco PLC			Southwestern Energy Co
5.20%, 03/15/2025	1,340	1,381	3.30%, 01/23/2018	720	739
EOG Resources Inc			4.05%, 01/23/2020	6,655	6,897
3.15%, 04/01/2025	7,325	7,444	Sunoco LP / Sunoco Finance Corp
EP Energy LLC / Everest Acquisition Finance			6.38%, 04/01/2023(d)	1,075	1,118
Inc			Talisman Energy Inc
9.38%, 05/01/2020	2,330	2,493	3.75%, 02/01/2021	3,505	3,497
Exxon Mobil Corp			5.50%, 05/15/2042	4,680	4,576
3.57%, 03/06/2045	2,585	2,588	7.75%, 06/01/2019	2,355	2,748
Halcon Resources Corp			Ultra Petroleum Corp
8.63%, 02/01/2020(d),(g)	275	286	6.13%, 10/01/2024(d)	1,475	1,302
8.88%, 05/15/2021	255	199	Whiting Canadian Holding Co ULC
9.25%, 02/15/2022	325	252	8.13%, 12/01/2019	410	435
9.75%, 07/15/2020	1,115	914	Woodside Finance Ltd
KazMunayGas National Co JSC			3.65%, 03/05/2025(d)	2,835	2,806
4.40%, 04/30/2023(d)	2,250	2,132	YPF SA
Kerr-McGee Corp			8.50%, 07/28/2025(d)	1,425	1,446
7.88%, 09/15/2031	2,235	3,048	8.88%, 12/19/2018(d)	2,425	2,561
Linn Energy LLC / Linn Energy Finance					$152,994
Corp
6.25%, 11/01/2019(e)	820	693	Oil & Gas Services - 0.25%
6.50%, 05/15/2019	1,015	886	CGG SA
Marathon Petroleum Corp			6.88%, 01/15/2022	275	224
4.75%, 09/15/2044	3,485	3,487	Exterran Partners LP / EXLP Finance Corp
Matador Resources Co			6.00%, 10/01/2022	395	385
6.88%, 04/15/2023(d)	145	149	Halliburton Co
Nabors Industries Inc			4.75%, 08/01/2043	1,735	1,877
2.35%, 09/15/2016	1,400	1,404	PHI Inc
Noble Energy Inc			5.25%, 03/15/2019	755	728
3.90%, 11/15/2024	4,485	4,592	Weatherford International LLC
5.05%, 11/15/2044	3,515	3,652	6.35%, 06/15/2017	850	907
Northern Blizzard Resources Inc			Weatherford International Ltd/Bermuda
7.25%, 02/01/2022(d)	715	679	5.13%, 09/15/2020	1,190	1,206
Oasis Petroleum Inc			5.95%, 04/15/2042	6,005	5,474
6.50%, 11/01/2021	455	457			$10,801
6.88%, 03/15/2022	290	295	Other Asset Backed Securities - 1.21%
6.88%, 01/15/2023	1,820	1,847	Chase Funding Trust Series 2003-5
Ocean Rig UDW Inc			0.78%, 07/25/2033(e)	863	798
7.25%, 04/01/2019(d)	1,320	888	Chase Funding Trust Series 2004-1
Pacific Rubiales Energy Corp			0.64%, 12/25/2033(e)	23	21
5.13%, 03/28/2023(d)	1,700	1,203	CIT Equipment Collateral 2013-VT1
5.63%, 01/19/2025(d)	2,475	1,732	0.65%, 03/21/2016(d)	1,069	1,069
PDC Energy Inc			Countrywide Asset-Backed Certificates
7.75%, 10/15/2022	2,250	2,396	0.34%, 10/25/2047(e)	1,152	1,145
Petrobras Global Finance BV			1.79%, 01/25/2034(e)	13	12
5.38%, 01/27/2021	2,015	1,934	Dell Equipment Finance Trust 2014-1
Petroleos de Venezuela SA			0.64%, 07/22/2016(d)	3,400	3,401
5.25%, 04/12/2017	2,935	1,717	Dell Equipment Finance Trust 2015-1
Petroleos Mexicanos			1.01%, 07/24/2017(d)	14,000	13,994
4.50%, 01/23/2026(d)	1,500	1,523	GE Equipment Transportation LLC Series
4.88%, 01/24/2022	2,025	2,141	2013-2
5.50%, 06/27/2044(d)	1,750	1,726	0.61%, 06/24/2016(e)	2,122	2,122
6.38%, 01/23/2045	1,825	2,009	GreatAmerica Leasing Receivables
Phillips 66			0.61%, 05/15/2016(d),(e)	3,034	3,034
4.65%, 11/15/2034	2,180	2,281	GreatAmerica Leasing Receivables Funding
4.88%, 11/15/2044	1,120	1,176	LLC
Pride International Inc			1.66%, 04/17/2017(d)	1,082	1,085
6.88%, 08/15/2020	5,645	6,470

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Pharmaceuticals (continued)
JP Morgan Mortgage Acquisition Trust 2007-			Valeant Pharmaceuticals International Inc
CH3			5.38%, 03/15/2020(d)	$1,270	$1,303
0.33%, 03/25/2037(e)	$2,013	$1,984	5.50%, 03/01/2023(d)	545	552
Kubota Credit Owner Trust 2015-1			5.88%, 05/15/2023(d)	2,870	2,945
1.54%, 03/15/2019(d),(e)	8,880	8,889	7.50%, 07/15/2021(d)	1,710	1,855
MSDWCC Heloc Trust 2005-1			Wyeth LLC
0.56%, 07/25/2017(e)	10	10	6.00%, 02/15/2036	565	712
Popular ABS Mortgage Pass-Through Trust			Zoetis Inc
2005-1			1.15%, 02/01/2016	490	490
0.44%, 05/25/2035(e)	1,220	1,072			$42,567
Trade MAPS 1 Ltd
0.88%, 12/10/2018(d),(e)	11,500	11,496	Pipelines - 2.12%
Volvo Financial Equipment LLC Series 2014-			Boardwalk Pipelines LP
1			3.38%, 02/01/2023	4,445	4,081
0.54%, 11/15/2016(d),(e)	2,550	2,549	Buckeye Partners LP
		$52,681	2.65%, 11/15/2018	520	519
			Crestwood Midstream Partners LP /
Packaging & Containers - 0.47%			Crestwood Midstream Finance Corp
Ardagh Finance Holdings SA			6.25%, 04/01/2023(d)	520	543
8.63%, PIK 8.63%, 06/15/2019(d),(f)	365	390	Enable Midstream Partners LP
Ardagh Packaging Finance PLC / Ardagh			2.40%, 05/15/2019(d)	3,770	3,686
Holdings USA Inc			3.90%, 05/15/2024(d)	2,040	1,971
3.27%, 12/15/2019(d),(e)	1,150	1,134	Enbridge Inc
6.00%, 06/30/2021(d)	220	223	0.71%, 06/02/2017(e)	4,580	4,525
7.00%, 11/15/2020(d)	46	47	3.50%, 06/10/2024	3,100	3,035
Berry Plastics Corp			Energy Transfer Equity LP
5.50%, 05/15/2022	1,900	1,969	5.88%, 01/15/2024	410	431
Beverage Packaging Holdings Luxembourg II			Energy Transfer Partners LP
SA / Beverage Packaging Holdings II			4.05%, 03/15/2025	7,525	7,527
5.63%, 12/15/2016(d)	240	243	4.15%, 10/01/2020	3,330	3,524
6.00%, 06/15/2017(d)	660	668	4.90%, 03/15/2035	950	927
Coveris Holding Corp			EnLink Midstream Partners LP
10.00%, 06/01/2018 (d)	960	1,013	4.40%, 04/01/2024	1,204	1,253
Coveris Holdings SA			5.05%, 04/01/2045	1,810	1,810
7.88%, 11/01/2019(d)	395	401	Kinder Morgan Energy Partners LP
Crown Cork &Seal Co Inc			2.65%, 02/01/2019	3,965	3,972
7.38%, 12/15/2026	1,860	2,139	4.70%, 11/01/2042	1,540	1,386
Packaging Corp of America			5.00%, 10/01/2021	5,575	6,008
4.50%, 11/01/2023	5,775	6,170	5.63%, 09/01/2041	1,130	1,097
Reynolds Group Issuer Inc / Reynolds Group			Kinder Morgan Inc/DE
Issuer LLC / Reynolds Group Issuer			3.05%, 12/01/2019	4,445	4,489
(Luxembourg) S.A.			5.05%, 02/15/2046	895	849
7.88%, 08/15/2019	260	274	ONEOK Partners LP
Rock-Tenn Co			4.90%, 03/15/2025	2,515	2,557
3.50%, 03/01/2020	4,330	4,497	Plains All American Pipeline LP / PAA
Sealed Air Corp			Finance Corp
4.88%, 12/01/2022(d)	1,510	1,552	4.90%, 02/15/2045	415	423
		$20,720	Sabine Pass Liquefaction LLC
			5.63%, 02/01/2021(e)	990	1,013
Pharmaceuticals - 0.97%			5.63%, 03/01/2025(d)	910	915
Actavis Funding SCS			6.25%, 03/15/2022	745	782
3.00%, 03/12/2020	5,980	6,082	Sunoco Logistics Partners Operations LP
3.80%, 03/15/2025	2,520	2,547	5.35%, 05/15/2045	1,490	1,523
4.55%, 03/15/2035	3,465	3,478	Targa Resources Partners LP / Targa
4.75%, 03/15/2045	1,950	1,971	Resources Partners Finance Corp
Express Scripts Holding Co			4.13%, 11/15/2019(d)	140	140
6.13%, 11/15/2041	160	198	TransCanada PipeLines Ltd
Forest Laboratories Inc			4.63%, 03/01/2034	965	1,023
5.00%, 12/15/2021(d)	7,670	8,479
			5.00%, 10/16/2043	1,605	1,764
Grifols Worldwide Operations Ltd
5.25%, 04/01/2022 (d)	1,000	1,022	7.13%, 01/15/2019	730	859
			Transportadora de Gas Internacional SA ESP
Hospira Inc			5.70%, 03/20/2022(d)	300	318
5.20%, 08/12/2020	3,626	4,129	5.70%, 03/20/2022	3,250	3,445
JLL/Delta Dutch Pledgeco BV			Western Gas Partners LP
8.75%, PIK 9.50%, 05/01/2020(d),(f),(g)	750	758
			2.60%, 08/15/2018	3,900	3,968
Par Pharmaceutical Cos Inc			5.45%, 04/01/2044	4,215	4,461
7.38%, 10/15/2020	2,267	2,423	Williams Cos Inc/The
Perrigo Co PLC			7.88%, 09/01/2021	2,770	3,193
1.30%, 11/08/2016	690	689	Williams Partners LP
Salix Pharmaceuticals Ltd			3.60%, 03/15/2022	4,935	4,939
6.50%, 01/15/2021(d),(e)	1,760	1,998
			5.10%, 09/15/2045	830	780
Sanofi			Williams Partners LP / ACMP Finance Corp
4.00%, 03/29/2021	855	936	4.88%, 05/15/2023	4,760	4,829

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Williams Partners LP / ACMP Finance			Michaels FinCo Holdings LLC / Michaels
Corp (continued)			FinCo Inc
4.88%, 03/15/2024	$2,950	$3,024	7.50%, PIK 8.25%, 08/01/2018(d),(f)		$142	$145
6.13%, 07/15/2022	1,100	1,183	Michaels Stores Inc
		$92,772	5.88%, 12/15/2020(d)		1,007	1,045
			Neiman Marcus Group LTD LLC
Real Estate - 0.30%			8.75%, 10/15/2021(d)		1,250	1,344
China Overseas Finance Cayman VI Ltd			New Academy Finance Co LLC / New
4.25%, 05/08/2019	1,450	1,512	Academy Finance Corp
Crescent Resources LLC / Crescent Ventures			8.00%, PIK 8.75%, 06/15/2018(d),(f)		2,785	2,806
Inc			Petco Holdings Inc
10.25%, 08/15/2017 (d)	1,310	1,395	8.50%, PIK 9.25%, 10/15/2017(d),(f)		1,905	1,962
Prologis LP			Rite Aid Corp
4.25%, 08/15/2023	1,445	1,537	6.13%, 04/01/2023(d)		520	539
6.88%, 03/15/2020	743	881	SACI Falabella
Regency Centers LP			4.38%, 01/27/2025(d)		2,050	2,144
5.88%, 06/15/2017	7,225	7,872	Suburban Propane Partners LP/Suburban
		$13,197	Energy Finance Corp
REITS- 0.53%			5.75%, 03/01/2025		575	595
DDR Corp			Wal-Mart Stores Inc
3.63%, 02/01/2025	3,310	3,286	1.00%, 04/21/2017		2,750	2,762
DuPont Fabros Technology LP						$40,634
5.88%, 09/15/2021	1,315	1,363	Semiconductors - 0.09%
ERP Operating LP			Micron Technology Inc
4.50%, 07/01/2044	1,970	2,060	5.25%, 01/15/2024(d)		1,500	1,485
Hospitality Properties Trust			Semiconductor Manufacturing International
4.50%, 06/15/2023	940	962	Corp
iStar Financial Inc			4.13%, 10/07/2019(d)		2,500	2,521
3.88%, 07/01/2016	245	246				$4,006
4.88%, 07/01/2018	390	389
5.00%, 07/01/2019	125	125	Software - 0.25%
9.00%, 06/01/2017	490	539	Activision Blizzard Inc
Retail Properties of America Inc			5.63%, 09/15/2021(d)		2,885	3,083
4.00%, 03/15/2025	3,160	3,156	6.13%, 09/15/2023(d)		970	1,069
Scentre Group Trust 1 / Scentre Group Trust			MSCI Inc
2			5.25%, 11/15/2024(d)		785	817
2.38%, 04/28/2021(d)	4,030	3,993	Oracle Corp
Select Income REIT			2.38%, 01/15/2019		1,630	1,670
2.85%, 02/01/2018	2,465	2,494	2.50%, 10/15/2022		773	763
3.60%, 02/01/2020	2,670	2,753	2.95%, 05/15/2025(g)		3,550	3,515
Ventas Realty LP						$10,917
1.25%, 04/17/2017	790	789
4.38%, 02/01/2045	1,170	1,138	Sovereign - 1.20%
		$23,293	Australia Government Bond
			3.25%, 04/21/2029	AUD	125	103
Retail - 0.93%			4.50%, 04/15/2020		150	132
Building Materials Holding Corp			Belgium Government Bond
9.00%, 09/15/2018(d)	1,735	1,874	4.25%, 09/28/2021(d)	EUR	35	49
Claire's Stores Inc			4.25%, 09/28/2022		305	440
7.75%, 06/01/2020(d)	365	139	Bundesrepublik Deutschland
9.00%, 03/15/2019(d)	395	353	1.00%, 08/15/2024		395	470
CVS Health Corp			1.50%, 09/04/2022		200	246
2.25%, 12/05/2018	5,425	5,551	1.50%, 05/15/2024		425	528
4.13%, 05/15/2021	3,160	3,466	4.75%, 07/04/2028		15	26
5.30%, 12/05/2043	2,455	2,934	Canada Housing Trust No 1
CVS Pass-Through Trust			1.70%, 12/15/2017(d)	CAD	575	485
5.93%, 01/10/2034(d)	1,100	1,301	2.40%, 12/15/2022(d)		40	35
7.51%, 01/10/2032(d)	2,847	3,662	Colombia Government International Bond
Family Tree Escrow LLC			7.38%, 03/18/2019		$100	118
5.25%, 03/01/2020(d)	325	340	Denmark Government Bond
5.75%, 03/01/2023(d)	650	683	1.75%, 11/15/2025	DKK	750	128
JC Penney Corp Inc			Dominican Republic International Bond
5.65%, 06/01/2020	160	141	5.50%, 01/27/2025(d)		$4,250	4,388
Landry's Holdings II Inc			France Government Bond OAT
10.25%, 01/01/2018 (d)	1,085	1,131	0.50%, 05/25/2025	EUR	100	111
Landry's Inc			1.75%, 11/25/2024		670	834
9.38%, 05/01/2020(d)	1,460	1,562	3.00%, 04/25/2022		740	986
Macy's Retail Holdings Inc			3.50%, 04/25/2026		30	44
5.90%, 12/01/2016	3,694	3,968	4.50%, 04/25/2041		25	48
6.90%, 04/01/2029	145	187	Indonesia Government International Bond
			4.13%, 01/15/2025(d)		$1,800	1,834

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Student Loan Asset Backed Securities - 1.66%
Ireland Government Bond				Navient Private Education Loan Trust 2014-
3.40%, 03/18/2024	EUR	160	$220	A
4.50%, 04/18/2020		200	271	0.66%, 05/16/2022(d),(e)	$4,225	$4,224
Italy Buoni Poliennali Del Tesoro				Navient Private Education Loan Trust 2015-
2.50%, 12/01/2024		100	123	A
3.50%, 03/01/2030(d)		500	673	0.68%, 12/15/2021(d),(e)	4,709	4,709
3.75%, 08/01/2021		355	466	Navient Student Loan Trust 2014-8
4.25%, 09/01/2019		75	98	0.46%, 08/25/2020(e)	7,860	7,860
4.75%, 06/01/2017		75	92	Navient Student Loan Trust 2015-1
5.00%, 09/01/2040		15	25	0.51%, 09/26/2022(e)	2,557	2,558
5.50%, 11/01/2022		185	272	SLM Private Education Loan Trust 2012-A
6.00%, 05/01/2031		20	35	1.58%, 08/15/2025(d),(e)	2,094	2,113
Japan Government Ten Year Bond				SLM Private Education Loan Trust 2012-B
0.50%, 12/20/2024	JPY	35,000	298	1.28%, 12/15/2021(d),(e)	1,530	1,534
0.60%, 03/20/2023		13,000	112	SLM Private Education Loan Trust 2012-C
0.80%, 09/20/2022		15,000	131	1.28%, 08/15/2023(d),(e)	4,032	4,049
1.30%, 03/20/2021		74,000	663	SLM Private Education Loan Trust 2012-D
1.40%, 06/20/2019		16,000	141	1.23%, 06/15/2023(d),(e)	9,901	9,933
1.50%, 09/20/2018		150,000	1,319	SLM Private Education Loan Trust 2012-E
Japan Government Twenty Year Bond				0.93%, 10/16/2023(d),(e)	4,583	4,594
1.50%, 06/20/2034		100,000	903	SLM Private Education Loan Trust 2013-A
1.90%, 03/20/2024		125,000	1,197	0.78%, 08/15/2022(d),(e)	5,371	5,376
Kenya Government International Bond				SLM Private Education Loan Trust 2013-B
5.88%, 06/24/2019(d)		$3,000	3,103	0.83%, 07/15/2022(d),(e)	7,009	7,020
Mexican Bonos				SLM Private Education Loan Trust 2014-A
4.75%, 06/14/2018(e)	MXN	3,450	225	0.78%, 07/15/2022(d),(e)	11,476	11,492
5.00%, 12/11/2019(e)		3,500	226	SLM Student Loan Trust 2008-6
6.50%, 06/10/2021(e)		4,550	310	0.83%, 10/25/2017(e)	400	400
Mexico Government International Bond				SLM Student Loan Trust 2008-8
3.63%, 03/15/2022		$100	103	1.18%, 10/25/2017(e)	157	158
4.00%, 10/02/2023		230	242	SLM Student Loan Trust 2012-6
Netherlands Government Bond				0.46%, 09/25/2019(e)	5,176	5,170
1.75%, 07/15/2023(d)	EUR	150	187	SLM Student Loan Trust 2013-6
2.00%, 07/15/2024		170	218	0.46%, 02/25/2019(e)	1,135	1,135
5.50%, 01/15/2028		25	45			$72,325
Panama Government International Bond
3.75%, 03/16/2025		$550	557	Telecommunications - 3.53%
4.00%, 09/22/2024		5,000	5,175	Altice Financing SA
				6.50%, 01/15/2022(d)	475	484
Poland Government Bond				6.63%, 02/15/2023(d)	400	412
5.25%, 10/25/2020	PLN	315	101	7.88%, 12/15/2019(d)	1,400	1,488
Poland Government International Bond
				Altice Finco SA
3.00%, 03/17/2023		$1,700	1,728	7.63%, 02/15/2025(d)	1,425	1,453
Romanian Government International Bond				8.13%, 01/15/2024(d)	1,720	1,810
4.88%, 01/22/2024(d)		1,850	2,033
				9.88%, 12/15/2020(d)	325	359
Russian Foreign Bond - Eurobond
				Altice SA
5.00%, 04/29/2020		4,600	4,680	7.75%, 05/15/2022(d)	340	343
7.50%, 03/31/2030(e)		6,024	7,047
Spain Government Bond				America Movil SAB de CV
2.75%, 10/31/2024(d)	EUR	300	376	5.00%, 03/30/2020	1,600	1,802
4.65%, 07/30/2025(d)		40	58	AT&T Inc
4.85%, 10/31/2020		295	404	2.38%, 11/27/2018	795	806
				2.45%, 06/30/2020(g)	7,700	7,691
5.50%, 04/30/2021		100	143	3.40%, 05/15/2025(g)	5,740	5,679
Sweden Government Bond
1.50%, 11/13/2023	SEK	550	72	4.30%, 12/15/2042	2,670	2,444
4.25%, 03/12/2019		200	28	4.35%, 06/15/2045	3,110	2,874
				4.50%, 05/15/2035(g)	6,985	6,840
Switzerland Government Bond				4.75%, 05/15/2046(g)	3,695	3,612
2.50%, 03/08/2036	CHF	30	46
3.75%, 06/10/2015		12	13	5.80%, 02/15/2019	390	441
Turkey Government International Bond				B Communications Ltd
				7.38%, 02/15/2021(d)	230	246
3.25%, 03/23/2023		$3,000	2,823
				Bharti Airtel International Netherlands BV
4.25%, 04/14/2026		2,000	1,944	5.13%, 03/11/2023(d)	3,900	4,224
4.88%, 04/16/2043		1,000	965
United Kingdom Gilt				British Telecommunications PLC
1.25%, 07/22/2018	GBP	100	155	1.63%, 06/28/2016	1,490	1,501
1.75%, 07/22/2019		35	55	CC Holdings GS V LLC / Crown Castle GS
1.75%, 09/07/2022		490	759	III Corp
3.25%, 01/22/2044		200	351	3.85%, 04/15/2023	3,570	3,595
4.25%, 12/07/2040		60	122	CenturyLink Inc
				5.63%, 04/01/2025(d)	1,100	1,099
4.75%, 12/07/2030		25	51
				Digicel Group Ltd
			$52,389	8.25%, 09/30/2020 (d)	5,600	5,776
				Eileme 2 AB
				11.63%, 01/31/2020 (d)	830	929

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Telecommunications (continued)
Embarq Corp			Wind Acquisition Finance SA (continued)
8.00%, 06/01/2036	$570	$673	7.38%, 04/23/2021(d)	$3,465	$3,547
ENTEL Chile SA					$154,066
4.75%, 08/01/2026(d)	2,300	2,411
Goodman Networks Inc			Transportation - 0.62%
12.13%, 07/01/2018	780	725	CSX Corp
Intelsat Jackson Holdings SA			3.95%, 05/01/2050	3,395	3,246
7.25%, 10/15/2020	710	732	5.50%, 04/15/2041	3,305	4,009
Intelsat Luxembourg SA			6.25%, 03/15/2018	740	839
6.75%, 06/01/2018	125	125	7.38%, 02/01/2019	964	1,150
7.75%, 06/01/2021	3,085	2,834	Eletson Holdings
			9.63%, 01/15/2022(d)	1,595	1,559
8.13%, 06/01/2023	630	577
Level 3 Communications Inc			FedEx Corp
5.75%, 12/01/2022	855	877	4.90%, 01/15/2034	1,585	1,732
Level 3 Financing Inc			Hornbeck Offshore Services Inc
3.83%, 01/15/2018(e)	295	297	5.00%, 03/01/2021	440	366
5.38%, 08/15/2022	1,320	1,348	Navios Maritime Acquisition Corp / Navios
6.13%, 01/15/2021	270	286	Acquisition Finance US Inc
			8.13%, 11/15/2021(d)	2,810	2,873
8.13%, 07/01/2019	770	809
Ooredoo International Finance Ltd			Navios Maritime Holdings Inc / Navios
3.88%, 01/31/2028	1,300	1,277	Maritime Finance II US Inc
			7.38%, 01/15/2022(d)	1,235	1,136
Sable International Finance Ltd
8.75%, 02/01/2020(d)	200	215	8.13%, 02/15/2019	385	329
SoftBank Corp			Navios South American Logistics Inc / Navios
4.50%, 04/15/2020(d)	2,050	2,099	Logistics Finance US Inc
			7.25%, 05/01/2022(d)	2,610	2,532
Sprint Capital Corp
			Pelabuhan Indonesia III PT
6.88%, 11/15/2028	565	511	4.88%, 10/01/2024(d)	2,200	2,280
6.90%, 05/01/2019	640	659
			Transnet SOC Ltd
Sprint Communications Inc			4.00%, 07/26/2022(d)	1,200	1,157
6.00%, 11/15/2022	950	898
7.00%, 08/15/2020	3,065	3,111	Union Pacific Corp
9.00%, 11/15/2018(d)	175	199	3.38%, 02/01/2035	930	882
9.13%, 03/01/2017	236	258	3.88%, 02/01/2055	235	223
Sprint Corp			Union Pacific Railroad Co 2014-1 Pass
7.13%, 06/15/2024	3,815	3,667	Through Trust
			3.23%, 05/14/2026(c)	2,530	2,581
7.88%, 09/15/2023	680	683
Telefonica Emisiones SAU					$26,894
5.46%, 02/16/2021	3,050	3,463	Trucking & Leasing - 0.07%
6.42%, 06/20/2016	595	630	Jurassic Holdings III Inc
7.05%, 06/20/2036	625	827	6.88%, 02/15/2021(d)	385	331
T-Mobile USA Inc			Penske TruckLeasing Co Lp / PTL Finance
6.00%, 03/01/2023	540	550	Corp
6.13%, 01/15/2022	185	191	3.38%, 02/01/2022(d)	2,535	2,520
6.25%, 04/01/2021	2,230	2,330			$2,851
6.50%, 01/15/2024	190	198	TOTAL BONDS		$2,904,354
6.63%, 04/28/2021	585	617
UPCB Finance IV Ltd				Principal
5.38%, 01/15/2025(d)	602	612	CONVERTIBLE BONDS - 0.08%	Amount (000's)	Value (000's)
Verizon Communications Inc			Banks- 0.06%
0.66%, 06/09/2017(e)	7,740	7,732	ING Groep NV
1.35%, 06/09/2017	3,270	3,268	6.00%, 12/29/2049(e)	2,675	2,663
2.02%, 09/14/2018(e)	7,303	7,585
2.63%, 02/21/2020	1,748	1,768
			Semiconductors - 0.02%
3.50%, 11/01/2024	8,575	8,676	Jazz Technologies Inc
4.40%, 11/01/2034	405	398	8.00%, 12/31/2018	505	780
4.52%, 09/15/2048(d)	5,117	4,844
5.01%, 08/21/2054	6,423	6,342	TOTAL CONVERTIBLE BONDS		$3,443
5.15%, 09/15/2023	8,442	9,528
6.25%, 04/01/2037	425	509	SENIOR FLOATING RATE INTERESTS - Principal
6.40%, 09/15/2033	373	454	3.40%	Amount (000's)	Value (000's)
VimpelCom Holdings BV			Aerospace & Defense - 0.10%
7.50%, 03/01/2022(d)	3,750	3,713	B/E Aerospace Inc, Term Loan B
Virgin Media Finance PLC			4.00%, 11/19/2021(e)	$4,194	$4,236
5.75%, 01/15/2025(d)	600	610
6.00%, 10/15/2024(d)	405	419
Virgin Media Secured Finance PLC			Apparel - 0.02%
5.25%, 01/15/2026(d)	380	378	Calceus Acquisition Inc, Term Loan B1
			5.00%, 09/24/2020(e)	761	746
Vodafone Group PLC
4.38%, 03/16/2021	2,230	2,453
Wind Acquisition Finance SA			Automobile Manufacturers - 0.09%
4.75%, 07/15/2020(d)	1,245	1,245	FCA US LLC, Term Loan B
			3.50%, 05/24/2017(e)	1,028	1,029

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Entertainment (continued)
Navistar Inc, Term Loan B			Peninsula Gaming LLC, Term Loan B
5.75%, 08/17/2017(e)	$2,735	$2,747	4.25%, 11/30/2017(e)	$1,104	$1,108
		$3,776	WMG Acquisition Corp, Term Loan B
			3.75%, 07/07/2020(e)	3,762	3,738
Automobile Parts & Equipment - 0.06%					$13,919
Federal-Mogul Holdings Corp, Term Loan C
4.75%, 04/02/2021(e)	2,675	2,671	Food- 0.02%
			HJ Heinz Co, Term Loan B2
			3.25%, 03/27/2020(e)	934	935
Building Materials - 0.08%
GYP Holdings III Corp, Term Loan B
4.75%, 03/26/2021(e)	807	785	Forest Products & Paper - 0.22%
7.75%, 03/25/2022(e)	2,685	2,631	Caraustar Industries Inc, Term Loan B
		$3,416	8.00%, 04/26/2019(e)	2,273	2,277
			8.00%, 05/01/2019(e)	2,893	2,893
Chemicals - 0.28%			NewPage Corp, Term Loan B
Aruba Investments Inc, Term Loan B			9.50%, 02/05/2021(e)	4,960	4,511
5.25%, 01/28/2022(e)	835	842
Axiall Holdco Inc, Term Loan B					$9,681
3.43%, 02/25/2022(e)	1,234	1,244	Healthcare - Products - 0.06%
AZ Chem US Inc, Term Loan			Accellent Inc, Term Loan
7.50%, 06/10/2022(e)	3,522	3,494	4.50%, 02/19/2021(e)	1,943	1,947
AZ Chem US Inc, Term Loan B			Kinetic Concepts Inc, Term Loan E1
4.50%, 06/10/2021(e)	170	171	4.50%, 05/04/2018(e)	814	821
Emerald Performance Materials LLC, Term					$2,768
Loan
7.75%, 07/22/2022(e)	3,585	3,583	Healthcare - Services - 0.20%
Ineos US Finance LLC, Term Loan B			CHS/Community Health Systems Inc, Term
3.75%, 05/04/2018(e)	2,916	2,920	Loan D
			4.25%, 01/27/2021(e)	277	278
		$12,254	CHS/Community Health Systems Inc, Term
Coal- 0.01%			Loan F
Arch Coal Inc, Term Loan			3.43%, 01/25/2018(e)	842	846
6.25%, 05/16/2018(e)	706	525	DaVita HealthCare Partners Inc, Term Loan
			B
			3.50%, 06/18/2021(e)	1,417	1,421
Commercial Services - 0.04%
Interactive Data Corp, Term Loan B			MPH Acquisition Holdings LLC, Term Loan
4.75%, 05/02/2021(e)	1,122	1,129	B
			3.75%, 03/19/2021(e)	2,526	2,523
TMS International Corp, Term Loan B
4.50%, 10/04/2020(e)	642	641	Radnet Management Inc, Term Loan B
			0.00%, 10/10/2018(e),(h)	160	160
		$1,770	8.00%, 03/25/2021(e)	3,545	3,545
Computers - 0.06%					$8,773
Oberthur Technologies of America Corp,
Term Loan B2			Insurance - 0.12%
4.50%, 10/18/2019(e)	2,553	2,565	Asurion LLC, Term Loan
			8.50%, 02/19/2021(e)	4,630	4,693
			Asurion LLC, Term Loan B1
Consumer Products - 0.09%			5.00%, 05/24/2019(e)	434	436
Dell International LLC, Term Loan B			Asurion LLC, Term Loan B2
4.50%, 03/24/2020(e)	4,003	4,017	4.25%, 06/19/2020(e)	346	346
					$5,475

Diversified Financial Services - 0.03%			Internet - 0.03%
Delos Finance Sarl, Term Loan B			Zayo Group LLC, Term Loan B
3.50%, 02/26/2021(e)	1,140	1,142	4.00%, 07/02/2019(e)	1,175	1,175

Electric - 0.02%			Iron & Steel - 0.06%
Texas Competitive Electric Holdings Co LLC,			Evergreen Skills Lux Sarl, Term Loan
Term Loan NONEXT			3.78%, 04/08/2021(e)	2,654	2,648
4.71%, 04/25/2015(e)	1,803	1,101

			Lodging - 0.05%
Electronics - 0.04%			Caesars Entertainment Operating Co Inc, Term
Isola USA Corp, Term Loan B			Loan B6B
9.25%, 11/29/2018(e)	1,871	1,829	1.50%, 01/28/2018(e)	907	828
			Caesars Entertainment Operating Co Inc, Term
			Loan B7
Entertainment - 0.32%			1.51%, 03/01/2017(e)	831	762
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(e)	5,186	5,218	Hilton Worldwide Finance LLC, Term Loan
Lions Gate Entertainment Corp, Term Loan			B
			3.50%, 09/23/2020(e)	806	809
B
5.00%, 03/11/2022(e)	3,850	3,855			$2,399

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Machinery - Diversified - 0.04%			Retail (continued)
Onex Wizard Acquisition Co I SARL, Term			Michaels Stores Inc, Term Loan
Loan B			B (continued)
5.25%, 02/03/2022(e)	$1,590	$1,607	4.00%, 01/20/2028(e)	$2,909	$2,915
			Neiman Marcus Group LTD LLC, Term
			Loan
Media- 0.21%			3.65%, 10/25/2020(e)	3,028	3,034
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/23/2020(e)	810	799	PetSmart Inc, Term Loan B
			5.00%, 02/18/2022(e)	1,340	1,356
iHeartCommunications Inc, Term Loan D-			Staples Inc, Term Loan B
EXT			0.00%, 04/23/2021(e),(h)	1,800	1,806
6.93%, 01/30/2019(e)	2,845	2,720
Numericable US LLC, Term Loan B1					$13,468
4.50%, 04/23/2020(e)	459	461
			Semiconductors - 0.02%
Numericable US LLC, Term Loan B2			Entegris Inc, Term Loan B
4.50%, 04/23/2020(e)	397	399	3.50%, 03/25/2021(e)	960	960
Univision Communications Inc, Term Loan
C3
4.00%, 03/01/2020(e)	157	157	Software - 0.08%
Univision Communications Inc, Term Loan			Activision Blizzard Inc, Term Loan B
			3.25%, 07/26/2020(e)	2,364	2,379
C4
4.00%, 03/01/2020(e)	2,404	2,406	First Data Corp, Term Loan B
			4.18%, 03/24/2021(e)	1,140	1,148
WideOpenWest Finance LLC, Term Loan B
4.75%, 03/27/2019(e)	1,368	1,374			$3,527
WideOpenWest Finance LLC, Term Loan B1			Telecommunications - 0.03%
3.75%, 07/17/2017(e)	808	807	Altice Financing SA, Delay-Draw Term Loan
		$9,123	DD
			5.50%, 07/03/2019(e)	971	987
Mining - 0.17%
			NTELOS Inc, Term Loan B
American Rock Salt Co LLC, Term Loan			5.75%, 11/09/2019 (e)	232	200
8.00%, 05/16/2022(e)	4,775	4,772
FMG Resources August 2006 Pty Ltd, Term					$1,187
Loan B			Trucking & Leasing - 0.00%
3.75%, 06/30/2019(e)	3,190	2,877	Fly Funding II Sarl
		$7,649	0.00%, 08/09/2019(e),(h)	120	120
Oil & Gas - 0.17%
Drillships Financing Holding Inc, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$148,740
B1			U.S. GOVERNMENT & GOVERNMENT	Principal
6.00%, 03/31/2021(e)	3,628	2,931	AGENCY OBLIGATIONS - 34.75%	Amount (000's) Value (000's)
Seadrill Operating LP, Term Loan B			Federal Home Loan Mortgage Corporation (FHLMC) -
4.00%, 02/12/2021(e)	5,107	4,175	2.01%
Seventy Seven Operating LLC, Term Loan B			2.02%, 12/01/2035(e)	$49	$53
3.75%, 06/17/2021(e)	233	219	2.10%, 06/01/2043(e)	1,627	1,691
		$7,325	2.37%, 07/01/2034(e)	18	19
			2.40%, 05/01/2037(e)	311	332
Pharmaceuticals - 0.26%			2.49%, 01/01/2034(e)	50	51
DPx Holdings BV, Term Loan B			2.89%, 07/01/2043(e)	7,572	7,836
4.25%, 01/22/2021(e)	2,235	2,234	3.00%, 01/01/2043	4,446	4,529
Grifols Worldwide Operations USA Inc, Term			3.00%, 02/01/2043	1,790	1,822
Loan B			3.50%, 06/01/2044	1,710	1,796
3.18%, 03/05/2021(e)	1,130	1,132	4.00%, 02/01/2044	18,826	20,261
Horizon Pharma Inc			4.00%, 10/01/2044	4,799	5,165
0.00%, 04/29/2021(e),(h)	405	408	4.00%, 05/01/2045(i)	2,100	2,241
Par Pharmaceutical Cos Inc, Term Loan B2			4.50%, 04/01/2031	1,960	2,152
4.00%, 09/30/2019(e)	3,905	3,909	4.50%, 04/01/2041	11,309	12,363
Valeant Pharmaceuticals International Inc,			5.00%, 03/01/2018	313	328
Delay-Draw Term Loan B-DD			5.00%, 05/01/2018	222	233
0.00%, 03/11/2022(e),(h)	1,755	1,766	5.00%, 10/01/2018	168	177
Valeant Pharmaceuticals International Inc,			5.00%, 01/01/2019	223	234
Term Loan BE1			5.00%, 06/01/2031	1,580	1,766
3.50%, 08/05/2020(e)	1,712	1,717	5.00%, 02/01/2039	1,852	2,056
		$11,166	5.00%, 09/01/2039	4,107	4,599
			5.00%, 08/01/2040	3,752	4,203
REITS- 0.11%
iStar Financial Inc, Term Loan A2			5.50%, 03/01/2018	89	93
7.00%, 03/19/2017(e)	4,681	4,787	5.50%, 08/01/2023	970	1,063
			5.50%, 04/01/2033	28	32
			5.50%, 05/01/2033	132	150
Retail - 0.31%			5.50%, 10/01/2033	124	141
Academy Ltd, Term Loan B			5.50%, 12/01/2033	1,248	1,422
4.50%, 08/03/2018(e)	1,694	1,701	5.50%, 11/01/2036	1,110	1,261
Dollar Tree Inc, Term Loan B			5.50%, 04/01/2038	243	276
4.25%, 02/06/2022(e)	940	952	5.50%, 04/01/2038	393	452
Michaels Stores Inc, Term Loan B			5.50%, 08/01/2038	834	962
3.75%, 01/24/2020(e)	1,700	1,704	5.50%, 03/01/2040	1,370	1,570

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)			3.00%, 05/01/2043	$1,383	$1,411
6.00%, 07/01/2017	$10	$10	3.00%, 08/01/2043	5,612	5,721
6.00%, 03/01/2022	34	39	3.34%, 04/01/2041(e)	1,448	1,535
6.00%, 07/01/2023	451	513	3.50%, 05/01/2030(i)	14,450	15,340
6.00%, 06/01/2028	5	6	3.50%, 10/01/2033	5,673	6,006
6.00%, 01/01/2029	2	2
6.00%, 03/01/2031	17	19	3.50%, 08/01/2034	4,316	4,550
			3.50%, 01/01/2041	436	457
6.00%, 12/01/2031	64	74	3.50%, 05/01/2043	632	666
6.00%, 12/01/2032	64	74	3.50%, 05/01/2043(i)	69,000	72,288
6.00%, 02/01/2033	152	173	3.50%, 07/01/2043	3,225	3,400
6.00%, 12/01/2033	65	75
6.00%, 10/01/2036(e)	552	632	3.50%, 04/01/2045	7,500	7,886
6.00%, 12/01/2037(e)	360	410	3.50%, 04/01/2045	19,964	20,993
6.00%, 01/01/2038(e)	117	134	3.50%, 04/01/2045	29,910	31,451
6.00%, 01/01/2038	618	707	4.00%, 08/01/2020	1,810	1,911
6.00%, 07/01/2038	2,554	2,923	4.00%, 01/01/2029	3,854	4,146
			4.00%, 02/01/2031	702	756
6.50%, 06/01/2017	34	35	4.00%, 03/01/2034	1,367	1,495
6.50%, 03/01/2029	1	1
6.50%, 03/01/2029	11	13	4.00%, 04/01/2034	7,269	7,931
			4.00%, 11/01/2040	3,543	3,812
6.50%, 05/01/2029	16	19	4.00%, 05/01/2044	6,935	7,467
6.50%, 04/01/2031	7	8
6.50%, 06/01/2031	1	1	4.00%, 02/01/2045	491	526
			4.00%, 03/01/2045	7,798	8,349
6.50%, 09/01/2031	4	5	4.00%, 05/01/2045(i)	45,755	48,893
6.50%, 02/01/2032	5	5
6.50%, 02/01/2032	1	1	4.50%, 04/01/2024	2,891	3,105
			4.50%, 09/01/2043	4,617	5,095
6.50%, 05/01/2032	20	24	4.50%, 04/01/2044	6,581	7,168
6.50%, 04/01/2035	136	156
6.50%, 10/01/2035	104	123	4.50%, 07/01/2044	16,123	17,693
			4.50%, 07/01/2044	22,448	24,481
7.00%, 12/01/2029	12	13	5.00%, 03/01/2018	102	107
7.00%, 06/01/2030	14	16
7.00%, 12/01/2030	11	13	5.00%, 09/01/2033	8,632	9,606
			5.00%, 05/01/2039	3,074	3,444
7.00%, 09/01/2031	2	3	5.00%, 12/01/2039	176	200
7.50%, 09/01/2030	3	3	5.00%, 02/01/2040	460	515
7.50%, 09/01/2030	3	3
7.50%, 01/01/2031	15	19	5.00%, 04/01/2040	844	944
7.50%, 03/01/2031	3	4	5.00%, 05/01/2040	3,585	3,991
			5.00%, 06/01/2040	267	297
7.50%, 02/01/2032	9	10	5.00%, 05/01/2041	4,563	5,090
8.00%, 09/01/2030	111	123	5.00%, 05/01/2045(i)	25,700	28,624
		$87,718	5.50%, 09/01/2017	17	18
Federal National Mortgage Association (FNMA) - 13.53%			5.50%, 10/01/2017	19	20
1.70%, 10/01/2034(e)	204	213	5.50%, 06/01/2020	284	298
1.82%, 09/01/2038(e)	1,876	1,981	5.50%, 09/01/2020	977	1,065
2.07%, 07/01/2033(e)	1,055	1,118	5.50%, 02/01/2023	72	81
2.13%, 07/01/2034(e)	363	389	5.50%, 06/01/2023	238	269
2.16%, 12/01/2032(e)	104	109	5.50%, 07/01/2023	6	6
2.19%, 04/01/2036(e)	332	354	5.50%, 07/01/2033	294	334
2.23%, 02/01/2036(e)	40	41	5.50%, 09/01/2033	308	351
2.24%, 08/01/2035(e)	285	304	5.50%, 08/01/2036	2,647	2,994
2.29%, 12/01/2036(e)	516	552	5.50%, 02/01/2037	149	170
2.30%, 03/01/2035(e)	285	304	5.50%, 04/01/2038	5,057	5,789
2.32%, 01/01/2033(e)	107	112	5.50%, 12/01/2038	2,063	2,378
2.50%, 04/01/2028	4,822	4,954	5.50%, 05/01/2040	1,474	1,689
2.50%, 06/01/2028	315	324	5.50%, 05/01/2040	1,317	1,491
2.50%, 05/01/2029(i)	19,600	20,093	6.00%, 02/01/2023	28	32
2.50%, 09/01/2029	1,531	1,572	6.00%, 02/01/2038(e)	994	1,135
2.50%, 03/01/2030	16,327	16,773	6.00%, 05/01/2038	208	239
2.63%, 04/01/2033(e)	188	199	6.00%, 08/01/2038	240	274
2.76%, 03/01/2035(e)	4,400	4,722	6.00%, 08/01/2038	1,022	1,188
3.00%, 05/01/2028(i)	27,000	28,254	6.00%, 03/01/2040	6,911	7,905
3.00%, 07/01/2028	8,586	9,015	6.50%, 02/01/2017	4	4
3.00%, 10/01/2029	1,794	1,884	6.50%, 03/01/2017	2	2
3.00%, 08/01/2034	9,326	9,622	6.50%, 08/01/2017	31	31
3.00%, 10/01/2034	4,731	4,881	6.50%, 05/01/2022	10	12
3.00%, 12/01/2040	234	239	6.50%, 12/01/2031	8	9
3.00%, 11/01/2042	797	813	6.50%, 02/01/2032	4	5
3.00%, 03/01/2043	6,948	7,089	6.50%, 02/01/2032	2	2
3.00%, 04/01/2043	879	897	6.50%, 04/01/2032	8	9
3.00%, 04/01/2043	37,539	38,295	6.50%, 06/01/2032	3	3
3.00%, 05/01/2043	8,944	9,119	6.50%, 08/01/2032	22	25
3.00%, 05/01/2043(i)	26,400	26,863	6.50%, 07/01/2037	775	943
			6.50%, 07/01/2037	531	649
			6.50%, 12/01/2037	741	862

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
6.50%, 02/01/2038	$538	$641		0.88%, 11/15/2017	$900	$902
6.50%, 03/01/2038	385	462		1.00%, 03/31/2017	22,800	22,980
6.50%, 09/01/2038	1,094	1,261		1.25%, 10/31/2015	2,840	2,856
7.00%, 02/01/2032	18	19		1.25%, 10/31/2018	2,000	2,010
7.00%, 03/01/2032	51	59		1.25%, 11/30/2018	250	251
7.50%, 08/01/2032	14	17		1.25%, 01/31/2019	300	301
		$591,176		1.25%, 01/31/2020	8,019	7,958
				1.38%, 12/31/2018(j)	73,220	73,792
Government National Mortgage Association (GNMA) -
6.93%				1.38%, 01/31/2020	85,000	84,860
1.50%, 07/20/2043(e)	1,470	1,490		1.50%, 01/31/2022	2,025	1,988
2.00%, 03/20/2043(e)	298	306		1.63%, 12/31/2019	38,000	38,386
2.00%, 04/20/2043(e)	1,843	1,898		1.75%, 09/30/2019	24,580	24,993
3.00%, 05/01/2043	37,000	38,043		1.75%, 10/31/2020	1,000	1,009
3.00%, 05/01/2043(i)	6,600	6,780		1.88%, 08/31/2017	12,895	13,243
3.00%, 06/20/2043	6,069	6,262		1.88%, 11/30/2021	30,000	30,206
3.00%, 01/20/2045	3,159	3,261		2.13%, 08/31/2020	6,075	6,259
3.50%, 03/15/2042	2,290	2,454		2.13%, 12/31/2021	95	97
3.50%, 04/15/2042	2,149	2,284		2.38%, 05/31/2018	350	365
3.50%, 04/15/2042	673	710		2.38%, 08/15/2024	2,825	2,910
3.50%, 10/15/2042	2,395	2,548		2.50%, 05/15/2024	4,500	4,685
3.50%, 05/01/2043	50,600	53,379		2.63%, 04/30/2016	350	358
3.50%, 06/15/2043	12,800	13,666		2.63%, 01/31/2018	10,225	10,718
3.50%, 10/20/2044	18,288	19,323		3.00%, 11/15/2044	31,110	32,736
3.50%, 01/20/2045	1,566	1,655		3.13%, 02/15/2042	25	27
3.50%, 05/01/2045(i)	15,200	16,020		3.25%, 12/31/2016	150	157
4.00%, 10/15/2041	5,054	5,531		3.38%, 05/15/2044	495	558
4.00%, 02/15/2042	1,920	2,102		3.75%, 11/15/2043(k)	37,035	44,569
4.00%, 05/01/2043	27,200	29,065		3.88%, 08/15/2040	44,545	54,143
4.00%, 05/01/2043(i)	25,000	27,003		4.38%, 05/15/2040	15,140	19,769
4.00%, 11/15/2044	3,114	3,366		4.50%, 02/15/2036	2,000	2,649
4.50%, 06/20/2025	7,019	7,603		4.75%, 02/15/2041	70	97
4.50%, 09/15/2039	704	796		5.38%, 02/15/2031	25	35
4.50%, 01/20/2040	2,980	3,252				$508,575
4.50%, 03/15/2040	6,746	7,459
			U.S. Treasury Bill - 0.14%
4.50%, 08/20/2040	6,056	6,610		0.02%, 05/14/2015(l)	635	635
4.50%, 10/20/2040	2,310	2,521		0.22%, 12/10/2015(l)	5,500	5,497
4.50%, 04/15/2041	4,556	5,076
4.50%, 07/15/2041	2,310	2,554				$6,132
4.50%, 01/20/2044	7,502	8,134	U.S. Treasury Inflation-Indexed Obligations - 0.50%
4.50%, 05/01/2045(i)	10,000	11,018		0.13%, 04/15/2019	2,104	2,152
5.00%, 11/15/2033	3,570	4,025		0.13%, 07/15/2024	19,593	19,703
5.00%, 06/15/2034	77	87				$21,855
5.00%, 10/20/2039	413	464	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 07/20/2040	596	656	OBLIGATIONS			$1,518,265
5.00%, 09/20/2041	1,008	1,133	Total Investments			$4,764,813
5.50%, 10/15/2033	1,254	1,446	Liabilities in Excess of Other Assets, Net - (9.06)%			$(395,993)
5.50%, 05/20/2035	143	163	TOTAL NET ASSETS - 100.00%			$4,368,820
5.50%, 02/15/2038	1,632	1,844
6.00%, 07/20/2028	63	72
6.00%, 11/20/2028	53	60	(a)	Non-Income Producing Security
6.00%, 01/20/2029	59	69	(b)	Security is Illiquid
6.00%, 07/20/2029	13	15	(c)	Fair value of these investments is determined in good faith by the Manager
6.00%, 08/15/2031	22	25		under procedures established and periodically reviewed by the Board of
6.00%, 01/15/2032	6	6		Directors. At the end of the period, the fair value of these securities totaled
6.00%, 02/15/2032	57	65		$23,486 or 0.54% of net assets.
6.00%, 02/15/2033	51	59	(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 12/15/2033	54	63		1933. These securities may be resold in transactions exempt from
6.50%, 03/20/2028	11	13		registration, normally to qualified institutional buyers. At the end of the
6.50%, 05/20/2029	10	12		period, the value of these securities totaled $843,220 or 19.30% of net
6.50%, 02/20/2032	5	6		assets.
6.50%, 10/15/2032	30	36	(e)	Variable Rate. Rate shown is in effect at April 30, 2015.
6.50%, 12/15/2032	97	111	(f)	Payment in kind; the issuer has the option of paying additional securities
7.00%, 06/15/2031	20	24		in lieu of cash.
7.00%, 07/15/2031	2	2	(g)	Security purchased on a when-issued basis.
7.00%, 06/15/2032	149	176	(h)	This Senior Floating Rate Note will settle after April 30, 2015, at which
8.00%, 01/20/2031	7	8		time the interest rate will be determined.
		$302,809	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
U.S. Treasury - 11.64%				Notes to Financial Statements for additional information.
0.50%, 09/30/2016	500	501	(j)	Security or a portion of the security was pledged to cover margin
0.50%, 11/30/2016	9,805	9,809		requirements for swap and/or swaption contracts. At the end of the period,
0.75%, 06/30/2017	12,375	12,398		the value of these securities totaled $6,965 or 0.16% of net assets.

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2015 (unaudited)

(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,131 or 0.03% of net assets.
(l)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				29.94%
Financial				14.30%
Government				13.48%
Asset Backed Securities				11.81%
Communications				6.93%
Consumer, Non-cyclical				6.25%
Energy				6.05%
Consumer, Cyclical				5.87%
Exchange Traded Funds				3.83%
Basic Materials				3.19%
Industrial				3.04%
Utilities				2.32%
Technology				1.68%
Diversified				0.37%
Liabilities in Excess of Other Assets, Net				(9.06)%
TOTAL NET ASSETS				100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive		Expiration		Premiums		Appreciation/
Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.23 5Y			(5.00)%	12/20/2019	$24,500	$(1,071	) $	(950)	$(2,021)
CDX.NA.HY.23 5Y			(5.00)%	12/20/2019	11,760	(683)		(287)	(970)
CDX.NA.HY.23 5Y			(5.00)%	12/20/2019	12,054	(865)		(132)	(997)
Total						$(2,619	) $	(1,369)	$(3,988)

Amounts in thousands

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/09/2015	CAD		65,000	$52	$54		$2	$—
Brown Brothers Harriman & Co	06/09/2015	GBP		72,000	108	110		2	—
Brown Brothers Harriman & Co	06/09/2015	JPY		70,289,507	585	589		4	—
Total								$8	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/09/2015	AUD		306,345	$237	$242		$—	$(5)
Brown Brothers Harriman & Co	06/09/2015	CAD		768,104	615	636		—	(21)
Brown Brothers Harriman & Co	06/09/2015	CHF		62,696	65	67		—	(2)
Brown Brothers Harriman & Co	06/09/2015	DKK		889,163	131	134		—	(3)
Brown Brothers Harriman & Co	06/09/2015	EUR		6,695,957	7,380	7,520		—	(140)
Brown Brothers Harriman & Co	06/09/2015	GBP		1,035,364	1,575	1,589		—	(14)
Brown Brothers Harriman & Co	06/09/2015	JPY		639,438,329	5,326	5,358		—	(32)
Brown Brothers Harriman & Co	06/09/2015	MXN		11,796,886	775	767		9	(1)
Brown Brothers Harriman & Co	06/09/2015	PLN		383,138	102	107		—	(5)
Brown Brothers Harriman & Co	06/09/2015	SEK		839,727	101	101		—	—
Total								$9	$(223)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short			Contracts	Notional Value	Fair Value			Appreciation/(Depreciation)
US Long Bond; June 2015		Long		61	$9,859 $			9,735	$(125)
Total									$(125)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 106.41%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California - 105.55%			California (continued)
Abag Finance Authority for Nonprofit Corps			City of Bakersfield CA Wastewater
5.00%, 08/01/2043	$1,500	$1,670	Revenue (credit support from AGM)
Alameda Community Improvement			5.00%, 09/15/2032(a)	$2,000	$2,167
Commission Successor Agency (credit			City of Compton CA Water Revenue
support from BAM)			6.00%, 08/01/2039	1,250	1,343
5.00%, 09/01/2031(a)	1,000	1,139	City of Irvine CA
Alum Rock Union Elementary School			5.00%, 09/01/2049	1,000	1,089
District			City of Los Angeles Department of Airports
5.25%, 08/01/2043	1,000	1,138	5.00%, 05/15/2034	1,000	1,123
Anaheim Public Financing Authority			5.13%, 05/15/2033	1,230	1,383
5.25%, 10/01/2034	1,000	1,126	City of San Francisco CA Public Utilities
Baldwin Park Financing Authority			Commission Water Revenue
4.63%, 08/01/2016	770	783	5.00%, 11/01/2036	2,010	2,276
Bay Area Governments Association (credit			City of Torrance CA
support from XLCA)			6.00%, 06/01/2022	1,000	1,018
5.25%, 09/01/2029(a)	130	130	City of Turlock CA
Bay Area Toll Authority			5.13%, 10/15/2031	1,000	1,106
5.00%, 10/01/2054	1,000	1,088	5.13%, 10/15/2037	1,000	1,106
5.13%, 04/01/2039	3,000	3,469	City of Vernon CA Electric System Revenue
California Educational Facilities Authority			5.13%, 08/01/2021	2,000	2,242
5.00%, 01/01/2038(b)	1,379	1,501	Coachella Valley Unified School
5.00%, 10/01/2038(b)	900	1,004	District/CA (credit support from AGM)
5.00%, 01/01/2039(b)	3,642	4,024	0.00%, 08/01/2039(a),(e)	7,800	2,619
5.25%, 10/01/2039(b)	6,500	7,280	Dinuba Financing Authority
5.38%, 04/01/2034	1,000	1,142	5.38%, 09/01/2038	1,000	1,021
California Health Facilities Financing			Dinuba Redevelopment Agency (credit
Authority			support from BAM)
5.00%, 02/01/2035(c)	2,000	2,225	5.00%, 09/01/2033(a)	2,000	2,240
5.75%, 09/01/2039	2,000	2,299	East Bay Municipal Utility District Water
6.00%, 07/01/2039	2,000	2,308	System Revenue
6.50%, 10/01/2038	15	18	5.00%, 06/01/2036	1,000	1,152
6.50%, 10/01/2038	985	1,168	El Monte Union High School District (credit
California Infrastructure & Economic			support from ASSURED GTY)
Development Bank (credit support from			5.50%, 06/01/2034(a)	2,000	2,251
NATL ST INTERCEPT)			Escondido Union High School District
5.00%, 08/15/2018(a)	500	507	0.00%, 08/01/2041(e)	1,000	310
California Municipal Finance Authority			Fontana Redevelopment Agency (credit
5.00%, 11/01/2040	1,000	1,065	support from NATL-RE)
California Pollution Control Financing			5.20%, 09/01/2030(a)	1,000	1,002
Authority			Foothill-De Anza Community College
5.00%, 07/01/2030(d)	2,000	2,203	District
5.00%, 07/01/2037(d)	4,000	4,326	5.00%, 08/01/2040	1,500	1,681
California State Public Works Board			Golden State Tobacco Securitization Corp
5.00%, 11/01/2037	1,375	1,540	4.50%, 06/01/2027	5,565	5,392
5.00%, 10/01/2039	4,500	5,061	5.00%, 06/01/2030	4,265	4,824
California State University			5.75%, 06/01/2047	3,000	2,591
5.25%, 11/01/2038	2,000	2,281	Highland Redevelopment Agency Successor
California State University (credit support			Agency (credit support from AMBAC)
from AGM)			5.00%, 12/01/2028(a)	3,000	3,012
5.00%, 11/01/2039(a)	1,000	1,103	Indio Redevelopment Agency
California Statewide Communities			5.63%, 08/15/2035	1,355	1,471
Development Authority			Inland Valley Development Agency
5.25%, 12/01/2034	3,500	3,863	5.25%, 09/01/2037	1,000	1,134
7.25%, 11/15/2041(d)	1,500	1,772	La Verne Public Financing Authority
California Statewide Communities			7.25%, 09/01/2026	800	802
Development Authority (credit support from			Lancaster Redevelopment Agency Successor
CA MTG INS)			Agency
6.25%, 08/15/2028(a)	2,250	2,612	6.88%, 08/01/2039	545	675
California Statewide Communities			6.88%, 08/01/2039	455	527
Development Authority (credit support from			Los Angeles County Public Works Financing
FHA INS)			Authority
6.25%, 08/01/2024(a)	805	956	5.00%, 08/01/2042	1,400	1,552
California Statewide Financing Authority			Los Angeles County Sanitation Districts
6.00%, 05/01/2043	2,000	2,000	Financing Authority
6.00%, 05/01/2043	1,550	1,550	5.00%, 10/01/2035(c)	4,500	5,012
Carson Redevelopment Agency Successor			Los Angeles Department of Water
Agency (credit support from NATL-RE)			5.38%, 07/01/2038	1,000	1,131
5.50%, 10/01/2016(a)	1,000	1,067	Los Angeles Unified School District/CA
City of Alhambra CA (credit support from			5.00%, 07/01/2029	2,000	2,283
NATL-RE)			Los Angeles Unified School
6.13%, 09/02/2018(a)	2,225	2,258	District/CA (credit support from AGM)
			5.00%, 07/01/2032(a)	1,000	1,079

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Merced Union High School District			San Bernardino County Redevelopment
0.00%, 08/01/2032(e)	$3,380	$1,681	Agency (credit support from ASSURED
Metropolitan Water District of Southern			GTY)
California (credit support from AGM)			5.00%, 09/01/2018(a)	$1,565	$1,587
5.00%, 07/01/2035(a)	1,250	1,260	San Diego Community College District
Morongo Band of Mission Indians/The			5.25%, 08/01/2033(b)	1,950	2,249
6.50%, 03/01/2028(d)	1,000	1,128	San Diego Public Facilities Financing
Needles Public Utility Authority			Authority Water Revenue
6.50%, 02/01/2022	2,130	2,131	5.38%, 08/01/2034	2,000	2,307
Norco Community Redevelopment Agency			San Diego Redevelopment Agency
Successor Agency (credit support from BAM)			6.40%, 09/01/2019	1,000	1,004
5.00%, 03/01/2032(a)	1,000	1,124	San Francisco Bay Area Rapid Transit
Norco Financing Authority (credit support			District
from AGM)			5.00%, 07/01/2028	1,755	2,033
5.63%, 10/01/2034(a)	1,000	1,140	San Francisco City & County Redevelopment
Northern Inyo County Local Hospital District			Agency
5.00%, 12/01/2029	1,010	1,041	5.00%, 08/01/2044	1,500	1,633
Ontario Redevelopment Financing			6.50%, 08/01/2039	1,000	1,158
Authority (credit support from AMBAC)			San Joaquin Hills Transportation Corridor
5.50%, 08/01/2016(a)	1,055	1,059	Agency
Ontario Redevelopment Financing			5.00%, 01/15/2034	2,500	2,759
Authority (credit support from NATL-RE)			San Luis Obispo County Financing
5.25%, 08/01/2016(a)	1,060	1,063	Authority (credit support from AGM)
Palm Desert Financing Authority (credit			5.00%, 08/01/2030(a)	1,000	1,108
support from NATL-RE)			Santa Clara County Financing Authority
5.00%, 08/01/2022(a)	1,280	1,288	5.25%, 05/15/2036	2,000	2,205
Palm Springs Financing Authority (credit			Santa Margarita Water District
support from AGM)			5.00%, 09/01/2038	500	547
5.00%, 11/01/2032(a)	1,795	2,052	Semitropic Improvement District
Perris Public Financing Authority			5.00%, 12/01/2038	2,000	2,264
5.30%, 10/01/2026	2,805	2,810	Southern California Public Power Authority
Pittsburg Unified School District			5.00%, 11/01/2029	1,780	2,062
0.00%, 08/01/2036(e)	1,365	520	5.25%, 07/01/2029	695	815
5.00%, 08/01/2043	2,900	3,227	5.25%, 07/01/2031	695	808
Pittsburg Unified School District (credit			State of California
support from AGM)			5.00%, 02/01/2038	1,450	1,627
5.50%, 08/01/2031(a)	1,000	1,131	5.00%, 04/01/2043	3,380	3,783
Pomona Public Financing Authority (credit			5.25%, 11/01/2040	1,500	1,756
support from NATL-RE)			5.75%, 04/01/2031	675	784
5.00%, 02/01/2021(a)	5,000	5,011	6.00%, 03/01/2033	2,000	2,399
Pomona Unified School District (credit			6.00%, 04/01/2038	3,000	3,511
support from NATL-RE)			State of California Department of Water
6.15%, 08/01/2030(a)	1,000	1,210	Resources
Port Commission of the City & County of San			5.00%, 12/01/2028	1,615	1,813
Francisco			5.00%, 12/01/2028	65	73
4.00%, 03/01/2035	1,000	1,004	Stockton East Water District (credit support
Port of Los Angeles			from NATL)
5.00%, 08/01/2026	1,230	1,454	5.25%, 04/01/2022(a)	1,780	1,783
5.00%, 08/01/2032	1,740	1,973	Stockton Unified School District (credit
Poway Unified School District			support from AGM)
0.00%, 08/01/2036(e)	4,000	1,623	5.00%, 08/01/2038(a)	1,500	1,685
Richmond Joint Powers Financing Authority			Tobacco Securitization Authority of Southern
6.25%, 07/01/2024	1,000	1,182	California
Ripon Unified School District (credit support			5.13%, 06/01/2046	1,500	1,254
from BAM)			Tulare County Transportation Authority
0.00%, 08/01/2033(a),(e)	1,110	462	5.00%, 02/01/2029	1,000	1,165
Riverside Community Properties Development			Tustin Public Financing Authority
Inc			5.00%, 04/01/2041	1,000	1,104
6.00%, 10/15/2038	1,000	1,180	University of California
Riverside County Transportation			5.00%, 05/15/2044	1,000	1,131
Commission			5.25%, 05/15/2039(b)	3,000	3,405
5.00%, 06/01/2032	1,500	1,725	Walnut Energy Center Authority
Rocklin Unified School District (credit			5.00%, 01/01/2033	2,045	2,351
support from NATL)			5.00%, 01/01/2035	1,225	1,364
0.00%, 08/01/2019(a),(e)	1,360	1,097	Western Municipal Water District Facilities
0.00%, 08/01/2020(a),(e)	1,415	1,082	Authority
0.00%, 08/01/2023(a),(e)	1,225	798	5.00%, 10/01/2034	1,700	1,918
Salinas Valley Solid Waste Authority (credit			Yucaipa Valley Water District
support from AGM)			5.00%, 09/01/2034	2,230	2,562
5.50%, 08/01/2031(a)	1,500	1,723			$230,476

See accompanying notes

			Schedule of Investments
			California Municipal Fund
			April 30, 2015 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)		Value (000's)

Virgin Islands - 0.86%
Virgin Islands Public Finance Authority
5.00%, 10/01/2030	$1,700		$1,873

TOTAL MUNICIPAL BONDS			$232,349
Total Investments			$232,349
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.92)%
Notes with interest rates of 0.12% and 0.13%	$(10,739	) $	(10,739)
at April 30, 2015 and contractual maturity of
collateral of 2017.(f)
Total Net Investments			$221,610
Liabilities in Excess of Other Assets, Net - (1.49)%			$(3,249)
TOTAL NET ASSETS - 100.00%			$218,361

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Security purchased on a when-issued basis.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,429 or 4.32% of net assets.
(e)	Non-Income Producing Security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2015

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	59.91%
Insured	23.72%
General Obligation Unlimited	13.08%
Prerefunded	5.19%
Tax Allocation	3.01%
Special Tax	1.50%
Liability For Floating Rate Notes Issued	(4.92)%
Liabilities in Excess of Other Assets, Net	(1.49)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.40%			Commercial Services (continued)
WPP PLC	957,069	$22,320	Cielo SA	801,480	$11,026
			TAL Education Group ADR(b)	509,471	18,723
					$53,950
Aerospace & Defense - 1.23%
Kawasaki Heavy Industries Ltd	4,601,000	23,713	Computers - 1.02%
Safran SA	432,671	31,614	CGI Group Inc (b)	407,021	17,131
Thales SA	217,083	13,215	TDK Corp	549,800	39,603
		$68,542			$56,734

Agriculture - 0.74%			Cosmetics & Personal Care - 0.04%
British American Tobacco PLC	68,301	3,753	Svenska Cellulosa AB SCA	96,608	2,444
Japan Tobacco Inc	563,700	19,685
KT&G Corp	203,175	17,993
			Distribution & Wholesale - 0.30%
		$41,431	Hitachi High-Technologies Corp	583,800	16,918
Airlines - 1.21%
easyJet PLC	1,032,581	28,552	Diversified Financial Services - 2.12%
Ryanair Holdings PLC ADR	594,359	38,544	Intermediate Capital Group PLC	1,275,244	10,300
		$67,096	Macquarie Group Ltd	826,018	50,612
Automobile Manufacturers - 3.53%			ORIX Corp	2,061,610	31,704
Daimler AG	509,359	48,973	Paragon Group of Cos PLC/The	1,524,644	9,972
Maruti Suzuki India Ltd (a)	235,216	13,905	Shinhan Financial Group Co Ltd	372,019	15,397
Renault SA	288,761	30,383			$117,985
Toyota Motor Corp	1,481,000	103,091	Electric - 2.68%
		$196,352	Enel SpA	7,979,700	37,823
Automobile Parts & Equipment - 1.97%			Iberdrola SA	5,810,448	38,891
Bridgestone Corp	821,100	34,391	Korea Electric Power Corp	720,718	31,340
Continental AG	121,242	28,413	Tenaga Nasional BHD	10,195,700	41,035
Valeo SA	291,592	46,748			$149,089
		$109,552	Electrical Components & Equipment - 0.52%
Banks - 11.34%			Delta Electronics Inc	2,171,000	13,064
Axis Bank Ltd (a)	3,053,646	27,389	Mabuchi Motor Co Ltd	269,600	16,143
Bank of Montreal	593,900	38,799			$29,207
Commonwealth Bank of Australia	688,957	48,225	Electronics - 3.13%
Danske Bank A/S	1,014,512	28,772	Alps Electric Co Ltd	959,400	23,832
DBS Group Holdings Ltd	1,682,503	26,736	Hon Hai Precision Industry Co Ltd	8,378,120	25,104
DNB ASA	1,971,237	35,019	Hoya Corp	1,077,000	41,508
ICICI Bank Ltd ADR	2,766,117	30,234	Murata Manufacturing Co Ltd	203,500	28,676
Mediobanca SpA	546,111	5,301	Omron Corp	935,400	42,952
Mitsubishi UFJ Financial Group Inc	8,251,325	58,620	SCREEN Holdings Co Ltd	1,823,000	12,376
Natixis SA	6,113,684	50,606			$174,448
Nordea Bank AB	3,703,325	47,051
Oversea-Chinese Banking Corp Ltd	2,538,100	20,439	Engineering & Construction - 1.83%
Royal Bank of Canada	1,024,568	68,030	Acciona SA (b)	137,519	10,404
Sumitomo Mitsui Financial Group Inc	828,600	36,181	ACS Actividades de Construccion y Servicios	593,738	20,921
Svenska Handelsbanken AB	508,839	23,487	SA
Swedbank AB	228,311	5,309	Lend Lease Group	1,703,715	21,527
Toronto-Dominion Bank/The	1,442,600	66,600	Promotora y Operadora de Infraestructura	793,300	9,100
Yes Bank Ltd	1,107,721	14,612	SAB de CV (b)
		$631,410	Skanska AB	872,003	19,405
			Vinci SA	334,199	20,498
Beverages - 1.33%					$101,855
Anheuser-Busch InBev NV	548,412	66,768
Britvic PLC	665,385	7,390	Food - 2.13%
		$74,158	Aryzta AG (b)	443,863	29,951
			Delhaize Group SA	234,136	18,848
Biotechnology - 0.58%			Greencore Group PLC	2,589,608	14,053
CSL Ltd	376,734	27,005	Gruma SAB de CV	1,203,600	14,499
Genmab A/S (b)	68,150	5,248
			Nestle SA	532,284	41,297
		$32,253			$118,648
Building Materials - 0.64%			Forest Products & Paper - 1.10%
CRH PLC	871,586	24,489	Mondi PLC	1,146,265	23,209
Kingspan Group PLC	546,390	10,886	Smurfit Kappa Group PLC	423,946	12,980
		$35,375	Stora Enso OYJ	2,381,301	25,059
Chemicals - 1.77%					$61,248
Givaudan SA (b)	16,991	31,793
Lonza Group AG (b)	118,961	16,820	Gas - 0.88%
			Gas Natural SDG SA	1,154,011	28,375
Potash Corp of Saskatchewan Inc	656,900	21,452	Keyera Corp	577,800	20,339
Yara International ASA	551,669	28,266			$48,714
		$98,331
			Hand & Machine Tools - 0.52%
Commercial Services - 0.97%			Disco Corp	121,500	11,065
Ashtead Group PLC	1,411,318	24,201

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Hand & Machine Tools (continued)			Mining (continued)
Fuji Electric Co Ltd	3,847,000	$18,142	BHP Billiton PLC	907,630	$21,816
		$29,207			$50,549

Healthcare - Products - 0.83%			Miscellaneous Manufacturing - 1.24%
Coloplast A/S	566,968	46,278	FUJIFILM Holdings Corp	996,700	37,543
			Largan Precision Co Ltd	313,000	31,364
					$68,907
Healthcare - Services - 0.97%
Fresenius SE & Co KGaA	399,384	23,761	Oil & Gas - 4.95%
Netcare Ltd	3,213,458	11,241	Caltex Australia Ltd	840,396	23,439
Ramsay Health Care Ltd	384,364	18,948	Canadian Natural Resources Ltd	1,437,200	47,756
		$53,950	PetroChina Co Ltd	22,734,000	29,321
			Royal Dutch Shell PLC - A Shares	1,346,383	42,451
Home Builders - 2.26%			Royal Dutch Shell PLC - B Shares	1,270,995	40,692
Barratt Developments PLC	3,902,287	30,958
Persimmon PLC (b)	1,018,601	26,447	Statoil ASA	1,314,176	27,861
Sekisui House Ltd	1,791,200	27,765	Suncor Energy Inc	1,028,736	33,501
Taylor Wimpey PLC	15,979,049	40,573	TOTAL SA	569,062	30,815
		$125,743			$275,836
			Packaging & Containers - 0.00%
Home Furnishings - 0.51%			Rexam PLC	1	—
Howden Joinery Group PLC	1,905,713	13,567
Steinhoff International Holdings Ltd	2,346,186	14,887
		$28,454	Pharmaceuticals - 8.57%
			Actelion Ltd (b)	136,359	17,942
Insurance - 5.11%			Bayer AG	449,361	64,678
BB Seguridade Participacoes SA	1,964,700	22,653	BTG PLC (b)	1,575,732	17,387
Direct Line Insurance Group PLC	8,189,871	39,983	Novartis AG	1,137,444	116,101
Fairfax Financial Holdings Ltd	37,313	20,381	Novo Nordisk A/S	1,459,917	81,961
Hannover Rueck SE	488,868	49,694	Roche Holding AG	384,712	110,087
Legal & General Group PLC	7,051,151	28,029	Shire PLC	849,113	69,002
PICC Property & Casualty Co Ltd	5,694,000	12,615			$477,158
Prudential PLC	1,495,613	37,237
Sampo Oyj	584,544	28,324	Pipelines - 0.60%
Sanlam Ltd	3,325,748	21,509	TransCanada Corp	721,200	33,475
Tokio Marine Holdings Inc	591,900	24,129
		$284,554
			Private Equity - 0.40%
Internet - 1.13%			3i Group PLC	2,871,868	22,247
Tencent Holdings Ltd	2,145,925	44,290
Vipshop Holdings Ltd ADR(b)	659,880	18,668
			Real Estate - 2.66%
		$62,958	Brookfield Asset Management Inc	1,517,858	81,737
Investment Companies - 2.20%			Deutsche Annington Immobilien SE	533,203	17,897
CK Hutchison Holdings Ltd	3,296,000	71,498	Deutsche Wohnen AG	762,430	19,998
Investor AB	1,251,091	50,979	Mitsui Fudosan Co Ltd	529,000	15,682
		$122,477	Wheelock & Co Ltd	2,306,000	12,985
					$148,299
Iron & Steel - 0.68%
APERAM SA (b)	318,212	12,131	REITS - 0.52%
JFE Holdings Inc	1,151,900	26,004	Mirvac Group	10,521,975	16,670
		$38,135	Segro PLC	1,841,305	12,096
					$28,766
Leisure Products & Services - 0.35%
Yamaha Motor Co Ltd	830,100	19,534	Retail - 4.87%
			Alimentation Couche-Tard Inc	2,095,417	80,204
			Cie Financiere Richemont SA	39,809	3,548
Machinery - Construction & Mining - 0.87%			Dollarama Inc	1,052,800	60,454
Mitsubishi Electric Corp	3,694,000	48,243	Next PLC	237,553	26,708
			Pandora A/S	540,094	55,825
Machinery - Diversified - 0.40%			Poundland Group PLC	2,160,825	10,374
Sumitomo Heavy Industries Ltd	3,559,000	22,112	Travis Perkins PLC	392,778	12,485
			Wal-Mart de Mexico SAB de CV	9,142,300	21,512
					$271,110
Media - 1.62%
Grupo Televisa SAB ADR(b)	384,952	14,016	Semiconductors - 2.27%
ITV PLC	15,422,279	59,877	ams AG	395,175	21,484
Mediaset Espana Comunicacion SA	422,266	5,724	ARM Holdings PLC	1,931,687	32,822
Numericable-SFR SAS (b)	191,841	10,651	Dialog Semiconductor PLC (b)	498,763	22,489
		$90,268	Taiwan Semiconductor Manufacturing Co Ltd	10,245,544	49,325
					$126,120
Metal Fabrication & Hardware - 0.50%
Bharat Forge Ltd	249,987	4,928	Software - 1.08%
SKF AB	944,759	23,076	HCL Technologies Ltd	2,083,382	28,871
		$28,004	Tech Mahindra Ltd	1,412,580	13,819
			UBISOFT Entertainment (b)	936,554	17,270
Mining - 0.91%					$59,960
BHP Billiton Ltd	1,125,174	28,733

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Country	Percent
Telecommunications - 7.80%				Japan	15.30%
Belgacom SA	857,379	$31,933
Bharti Infratel Ltd	2,297,284	14,495		Canada	12.34%
BT Group PLC	8,516,938	59,402		United Kingdom	10.36%
				Switzerland	6.60%
China Mobile Ltd	3,462,500	49,456		Germany	6.24%
China Telecom Corp Ltd	46,434,000	34,399
Deutsche Telekom AG	2,844,287	52,280		France	5.31%
				Australia	4.63%
SA Hellenic (b) Telecommunications Organization	896,919	8,153		Denmark	3.91%
KDDI Corp	1,568,700	37,119		Sweden	3.08%
				Ireland	3.05%
MTN Group Ltd	1,255,104	25,201		China	2.85%
Nippon Telegraph & Telephone Corp	538,076	36,334
Orange SA	2,647,693	43,611		India	2.66%
				Hong Kong	2.40%
SK Telecom Co Ltd	110,022	29,483		United States	2.17%
Telekom Malaysia Bhd	5,986,800	12,431		Taiwan, Province Of China	2.13%
		$434,297		Belgium	2.11%
Transportation - 2.08%				Spain	1.87%
Canadian National Railway Co	1,055,200	68,131		South Africa	1.73%
Canadian Pacific Railway Ltd	147,500	28,122		Korea, Republic Of	1.69%
Deutsche Post AG	592,502	19,510		Norway	1.64%
		$115,763		Netherlands	1.49%
TOTAL COMMON STOCKS		$5,420,464		Mexico	1.06%
INVESTMENT COMPANIES - 2.17%	Shares Held	Value(000's)		Malaysia	0.96%
				Finland	0.96%
Publicly Traded Investment Fund - 2.17%				Singapore	0.85%
Goldman Sachs Financial Square Funds -	120,612,106	120,612		Italy	0.77%
Government Fund				Brazil	0.61%
				Austria	0.39%
TOTAL INVESTMENT COMPANIES		$120,612		Luxembourg	0.22%
Total Investments		$5,541,076		Greece	0.15%
Other Assets in Excess of Liabilities, Net - 0.47%		$26,224		Other Assets in Excess of Liabilities, Net	0.47%
TOTAL NET ASSETS - 100.00%		$5,567,300		TOTAL NET ASSETS	100.00%

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $41,294 or 0.74% of net assets.
(b)	Non-Income Producing Security

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.26%			Gas - 1.12%
Lockheed Martin Corp	357,801	$66,766	Sempra Energy	635,981	$67,522
Raytheon Co	666,088	69,273
		$136,039	Healthcare - Products - 1.95%
Apparel - 1.28%			Becton Dickinson and Co	302,649	42,634
VF Corp	1,061,520	76,886	Medtronic PLC	1,001,003	74,525
					$117,159

Automobile Manufacturers - 1.20%			Insurance - 5.88%
PACCAR Inc	1,105,338	72,234	ACE Ltd	1,091,833	116,815
			Allstate Corp/The	794,169	55,322
			Chubb Corp/The	410,362	40,359
Automobile Parts & Equipment - 2.46%			MetLife Inc	2,372,635	121,693
Autoliv Inc	630,872	74,897	Swiss Re AG ADR	213,685	18,941
Johnson Controls Inc	1,442,504	72,673			$353,130
		$147,570
			Machinery - Diversified - 2.13%
Banks - 9.18%			Deere & Co	1,411,440	127,764
Australia & New Zealand Banking Group Ltd	651,927	17,393
ADR
Bank of Nova Scotia/The	941,608	51,949	Media - 0.63%
Grupo Financiero Santander Mexico SAB de	1,643,967	16,719	Walt Disney Co/The	347,960	37,830
CV ADR
JP Morgan Chase & Co	2,059,532	130,286	Mining - 0.96%
M&T Bank Corp	408,752	48,915	BHP Billiton Ltd ADR	1,129,341	57,924
PNC Financial Services Group Inc/The	1,168,560	107,192
US Bancorp/MN	1,874,871	80,376
Wells Fargo & Co	1,788,221	98,531	Miscellaneous Manufacturing - 1.87%
		$551,361	3M Co	210,968	32,993
			Parker-Hannifin Corp	664,923	79,365
Beverages - 0.68%					$112,358
Coca-Cola Co/The	1,007,682	40,872
			Oil & Gas - 10.46%
			Chevron Corp	671,002	74,521
Chemicals - 1.56%			Cimarex Energy Co	360,390	44,833
Air Products & Chemicals Inc	249,126	35,732	Crescent Point Energy Corp	2,722,768	71,110
EI du Pont de Nemours & Co	792,569	58,016	Exxon Mobil Corp	922,753	80,621
		$93,748	Marathon Oil Corp	2,039,360	63,424
Computers - 4.26%			Marathon Petroleum Corp	1,040,959	102,607
Accenture PLC - Class A	129,507	11,999	Occidental Petroleum Corp	1,263,212	101,183
Apple Inc	1,216,229	152,211	Royal Dutch Shell PLC - B shares ADR	1,398,988	90,361
EMC Corp/MA	2,372,087	63,833			$628,660
International Business Machines Corp	162,528	27,839	Pharmaceuticals - 12.31%
		$255,882	Abbott Laboratories	2,018,392	93,694
Distribution & Wholesale - 0.74%			AbbVie Inc	1,183,177	76,504
Genuine Parts Co	493,524	44,343	GlaxoSmithKline PLC ADR	699,862	32,299
			Johnson & Johnson	620,192	61,523
			Merck & Co Inc	1,929,909	114,945
Diversified Financial Services - 5.59%			Novartis AG ADR	670,879	68,295
BlackRock Inc	314,231	114,361	Pfizer Inc	3,041,815	103,209
Discover Financial Services	1,705,582	98,873	Roche Holding AG ADR	2,572,164	92,289
FNF Group	3,412,528	122,817	Shire PLC ADR	63,561	15,478
		$336,051	Teva Pharmaceutical Industries Ltd ADR	1,348,029	81,448
Electric - 4.28%					$739,684
Eversource Energy	1,309,600	63,856	Pipelines - 3.22%
NextEra Energy Inc	557,408	56,259	Enterprise Products Partners LP	2,222,568	76,123
Wisconsin Energy Corp	1,280,890	62,918	Kinder Morgan Inc/DE	2,730,049	117,256
Xcel Energy Inc	2,179,479	73,906			$193,379
		$256,939
			Private Equity - 1.40%
Electrical Components & Equipment - 0.48%			KKR & Co LP	3,723,943	83,826
Emerson Electric Co	494,157	29,071

			REITS - 3.93%
Electronics - 1.18%			American Capital Agency Corp	2,798,685	57,751
Garmin Ltd	572,673	25,879	Annaly Capital Management Inc	6,124,219	61,671
Honeywell International Inc	444,485	44,857	Digital Realty Trust Inc	1,841,162	116,748
		$70,736			$236,170

Food - 2.19%			Retail - 2.32%
Kraft Foods Group Inc	498,933	42,285	Costco Wholesale Corp	194,282	27,792
Kroger Co/The	1,293,084	89,106	Starbucks Corp	1,237,072	61,334
		$131,391	Tiffany & Co	572,039	50,042
					$139,168

See accompanying notes

			Schedule of Investments
			Equity Income Fund
			April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 4.76%
Applied Materials Inc	3,643,673		$72,108
Maxim Integrated Products Inc	1,513,276		49,681
Microchip Technology Inc	1,966,209		93,700
Taiwan Semiconductor Manufacturing Co Ltd	2,871,861		70,188
ADR
			$285,677

Software - 0.91%
Microsoft Corp	1,124,408		54,691

Telecommunications - 2.20%
BCE Inc	1,796,533		79,245
Verizon Communications Inc	1,046,048		52,763
			$132,008

Toys, Games & Hobbies - 2.04%
Hasbro Inc	1,735,171		122,833

Transportation - 1.97%
Norfolk Southern Corp	487,814		49,196
Union Pacific Corp	345,973		36,753
United Parcel Service Inc	323,422		32,513
			$118,462
TOTAL COMMON STOCKS			$5,851,368
INVESTMENT COMPANIES - 2.80%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.80%
Morgan Stanley Institutional Liquidity Funds -	168,492,532		168,493
Government Portfolio

TOTAL INVESTMENT COMPANIES			$168,493
Total Investments			$6,019,861
Liabilities in Excess of Other Assets, Net - (0.20)%			$(12,297)
TOTAL NET ASSETS - 100.00%			$6,007,564

Portfolio Summary (unaudited)
Sector			Percent
Financial			25.98%
Consumer, Non-cyclical			17.13%
Energy			13.68%
Consumer, Cyclical			10.04%
Technology			9.93%
Industrial			9.89%
Utilities			5.40%
Communications			2.83%
Exchange Traded Funds			2.80%
Basic Materials			2.52%
Liabilities in Excess of Other Assets, Net			(0.20)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 27.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.02%			Commercial Services (continued)
Multiplus SA	170,200	$1,875	Transurban Group	4,037,127	$31,563
					$109,636

Aerospace & Defense - 0.29%			Computers - 0.11%
BAE Systems PLC	862,070	6,679	Amdocs Ltd	39,817	2,193
L-3 Communications Holdings Inc	70,529	8,104	Apple Inc	51,475	6,442
Lockheed Martin Corp	83,911	15,658	Compal Electronics Inc (a)	3,473,000	3,162
Spirit AeroSystems Holdings Inc (a)	79,510	4,046	TDK Corp	17,200	1,239
		$34,487			$13,036

Agriculture - 0.25%			Diversified Financial Services - 0.11%
Archer-Daniels-Midland Co	128,992	6,305	Aircastle Ltd	76,174	1,827
Imperial Tobacco Group PLC	368,973	18,017	Ashford Inc (a), (b)	1,934	193
Philip Morris International Inc	61,366	5,122	Century Tokyo Leasing Corp	51,700	1,632
		$29,444	Coronation Fund Managers Ltd	115,440	882
			Henderson Group PLC	680,138	2,902
Airlines - 0.01%			Intermediate Capital Group PLC	212,906	1,720
Air New Zealand Ltd	826,484	1,698	Tokai Tokyo Financial Holdings Inc	184,000	1,414
			Urban & Civic PLC	646,938	2,581
Automobile Manufacturers - 0.12%					$13,151
Great Wall Motor Co Ltd	439,000	3,331
			Electric - 3.93%
Toyota Motor Corp	158,700	11,047	AES Corp/VA	892,383	11,824
		$14,378	Allete Inc	15,000	755
Automobile Parts & Equipment - 0.06%			Alliant Energy Corp	139,574	8,440
Bridgestone Corp	109,600	4,590	Avista Corp	100,274	3,271
Cooper Tire & Rubber Co	69,161	2,939	China Power International Development Ltd	11,317,000	7,296
		$7,529	Datang International Power Generation Co Ltd	11,630,000	6,803
			Dominion Resources Inc/VA	325,000	23,296
Banks - 1.36%			DTE Energy Co (b)	310,000	24,685
Bank of China Ltd	8,210,000	5,625	DUET Group	8,971,184	17,924
Bank of Montreal	189,200	12,360	Duke Energy Corp	568,941	44,133
Bank of Nova Scotia/The	166,000	9,154	Enel SpA	1,045,049	4,953
Bank Pembangunan Daerah Jawa Timur Tbk	21,021,500	780	Entergy Corp (b)	60,000	4,631
PT			Eversource Energy (b)	448,623	21,875
BOC Hong Kong Holdings Ltd	3,081,000	11,950	Exelon Corp	382,656	13,018
China Construction Bank Corp	3,861,000	3,748	Hera SpA	424,548	1,120
China Everbright Bank Co Ltd	2,769,000	1,876	Huadian Power International Corp Ltd	6,788,000	7,515
FirstRand Ltd	955,521	4,565	Huaneng Power International Inc	4,420,000	6,269
Gunma Bank Ltd/The	194,000	1,374	Iberdrola SA	2,912,004	19,491
JP Morgan Chase & Co (b)	338,171	21,393	Infraestructura Energetica Nova SAB de CV	100,000	584
National Penn Bancshares Inc	341,462	3,551	Integrys Energy Group Inc (b)	180,000	13,158
Natixis SA	1,172,912	9,709	Iren SpA	957,695	1,406
Nordea Bank AB	480,700	6,107	ITC Holdings Corp (b)	834,643	30,047
PNC Financial Services Group Inc/The	41,291	3,788	NextEra Energy Inc (b)	350,319	35,357
Royal Bank of Canada	202,774	13,464	NRG Yield Inc	50,000	2,460
SunTrust Banks Inc	104,064	4,319	PG&E Corp	635,301	33,620
Swedbank AB	288,289	6,703	Pinnacle West Capital Corp (b)	150,000	9,180
Toronto-Dominion Bank/The	254,500	11,749	Portland General Electric Co	33,028	1,161
Webster Financial Corp	27,941	1,001	Power Assets Holdings Ltd	1,070,000	10,800
Wells Fargo & Co (b)	507,342	27,955	PPL Corp (b)	1,335,758	45,456
WesBanco Inc	51,377	1,619	Public Service Enterprise Group Inc	187,493	7,788
		$162,790	SCANA Corp (b)	400,000	21,192
Beverages - 0.07%			Southern Co/The	150,000	6,645
PepsiCo Inc	92,755	8,823	SSE PLC	750,145	17,774
			TECO Energy Inc	271,912	5,153
					$469,080
Chemicals - 0.33%
Dow Chemical Co/The	173,239	8,835	Electrical Components & Equipment - 0.03%
LyondellBasell Industries NV	140,217	14,515	Kung Long Batteries Industrial Co Ltd	658,000	2,968
Potash Corp of Saskatchewan Inc	172,900	5,646
Yara International ASA	197,910	10,141	Electronics - 0.10%
		$39,137	Boardtek Electronics Corp	1,477,000	2,441
			Delta Electronics Thailand PCL (c)	468,300	1,183
Commercial Services - 0.92%
Abertis Infraestructuras SA	1,057,886	19,494	Hu Lane Associate Inc	615,000	3,117
ABM Industries Inc	44,777	1,435	Pegatron Corp	1,422,000	4,213
Atlantia SpA	655,986	18,450	Siix Corp	54,000	1,434
CCR SA	1,653,500	9,083			$12,388
Hutchison Port Holdings Trust	16,194,539	10,911	Energy - Alternate Sources - 0.09%
Jiangsu Expressway Co Ltd	6,468,000	8,881	NextEra Energy Partners LP	145,000	6,143
KAR Auction Services Inc	146,740	5,460	Pattern Energy Group Inc	160,000	4,637
Macquarie Infrastructure Co LLC	30,860	2,554			$10,780
RR Donnelley & Sons Co	44,281	824
SKILLED Group Ltd	963,943	981

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction - 0.58%			Holding Companies - Diversified (continued)
ACS Actividades de Construccion y Servicios	171,876	$6,056	China Merchants Holdings International Co	1,626,000	$7,377
SA			Ltd
Aena SA (a),(d)	32,103	3,025			$8,256
Alion Science and Technology Corp -	7,750	—
Warrants (a),(c),(e)			Home Builders - 0.16%
BBA Aviation PLC	2,544,356	13,388	Berkeley Group Holdings PLC	50,057	1,927
Cheung Kong Infrastructure Holdings Ltd	146,000	1,237	Galliford Try PLC	45,019	1,036
China Machinery Engineering Corp	1,589,000	2,109	Iida Group Holdings Co Ltd	138,700	1,862
			Persimmon PLC (a)	360,270	9,354
Ferrovial SA	59,214	1,343
Flughafen Zuerich AG	1,548	1,206	Sekisui House Ltd	303,200	4,700
Fraport AG Frankfurt Airport Services	144,960	9,169			$18,879
Worldwide			Insurance - 0.70%
Grupo Aeroportuario del Centro Norte Sab de	218,800	1,092	Allianz SE	57,582	9,801
CV (a)			AXA SA	561,905	14,208
Grupo Aeroportuario del Pacifico SAB de CV	113,333	805	Beazley PLC	214,091	921
Lend Lease Group	398,981	5,041	Catlin Group Ltd (c)	171,257	1,862
NCC AB	326,432	10,705	Direct Line Insurance Group PLC	1,715,531	8,375
Skanska AB	144,041	3,205	Everest Re Group Ltd	7,332	1,312
Vinci SA	153,471	9,413	First American Financial Corp	29,268	1,018
WorleyParsons Ltd	99,578	895	Hannover Rueck SE	86,472	8,790
		$68,689	Hartford Financial Services Group Inc/The	63,840	2,603
Entertainment - 0.05%			Horace Mann Educators Corp	39,905	1,356
International Game Technology PLC (a)	137,514	2,800	Legal & General Group PLC	976,967	3,884
Regal Entertainment Group	77,170	1,697	Lincoln National Corp	46,900	2,649
Vail Resorts Inc	14,362	1,425	Old Republic International Corp	61,325	938
		$5,922	PICC Property & Casualty Co Ltd	1,698,000	3,762
			Swiss Re AG	79,146	7,021
Food - 0.05%			Tokio Marine Holdings Inc	123,100	5,018
Delhaize Group SA	44,299	3,566	Travelers Cos Inc/The	86,765	8,773
Kesko OYJ	56,585	2,312	Validus Holdings Ltd	41,867	1,751
		$5,878			$84,042

Forest Products & Paper - 0.14%			Internet - 0.07%
International Paper Co	161,105	8,655	Atea ASA	110,992	1,238
Mondi PLC	69,437	1,406	Cogent Communications Holdings Inc	90,000	3,149
Stora Enso OYJ	563,750	5,932	Symantec Corp	178,780	4,456
Western Forest Products Inc	579,000	878			$8,843
		$16,871
			Investment Companies - 0.01%
Gas - 1.23%			New Mountain Finance Corp	115,194	1,721
Atmos Energy Corp	217,556	11,748
ENN Energy Holdings Ltd	462,000	3,325
Gas Natural SDG SA	218,127	5,363	Leisure Products & Services - 0.01%
National Grid PLC	3,432,109	46,173	Ardent Leisure Group	700,000	1,096
National Grid PLC ADR (b)	125,000	8,429
NiSource Inc (b)	275,000	11,941	Leisure Time - 0.04%
ONE Gas Inc	60,000	2,518	Travelport Worldwide Ltd (a)	333,027	5,272
Rubis SCA	200,172	13,601
Sempra Energy	172,000	18,261
Snam SpA	1,937,693	10,094	Machinery - Diversified - 0.02%
South Jersey Industries Inc (b)	15,000	791	CKD Corp	132,500	1,214
UGI Corp	167,074	5,816	Sumitomo Heavy Industries Ltd	280,000	1,740
Vectren Corp	43,687	1,886			$2,954
Western Gas Equity Partners LP (b), (e)	109,666	7,127
			Media - 0.51%
		$147,073	Charter Communications Inc (a)	84,000	15,713
			Gannett Co Inc	263,802	9,054
Hand & Machine Tools - 0.03%			Houghton Mifflin Harcourt Co (a)	360,119	8,232
Stanley Black &Decker Inc	36,345	3,587	Liberty Global PLC - A Shares (a)	75,000	3,910
			Liberty Global PLC - C Shares (a)	30,000	1,514
Healthcare - Products - 0.01%			Pearson PLC	253,842	5,130
Fisher & Paykel Healthcare Corp Ltd	172,902	856	Time Warner Cable Inc	111,000	17,263
					$60,816

Healthcare - Services - 0.14%			Mining - 0.07%
Aetna Inc	42,884	4,583	Mirabela Nickel Ltd (a)	26,307,311	2,760
Anthem Inc	38,657	5,834	Teck Resources Ltd	369,800	5,606
HealthSouth Corp	30,397	1,375			$8,366
Quest Diagnostics Inc	19,099	1,364
Sonic Healthcare Ltd	234,104	3,669	Miscellaneous Manufacturing - 0.15%
		$16,825	General Electric Co	675,770	18,300

Holding Companies - Diversified - 0.07%
Cengage Learning Holdings II LP	34,465	879	Office & Business Equipment - 0.01%
			Xerox Corp	108,268	1,245

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office Furnishings - 0.01%			Pipelines (continued)
Steelcase Inc	72,573	$1,275	Williams Partners LP	135,344	$6,686
					$558,914

Oil & Gas - 1.38%			Publicly Traded Investment Fund - 0.01%
Antero Midstream Partners LP (e)	261,494	6,537	THL Credit Inc	85,182	1,047
Caltex Australia Ltd	77,720	2,168
Chevron Corp	121,318	13,474
Comstock Resources Inc	61,092	328	Real Estate - 0.72%
ConocoPhillips (b)	254,297	17,272	Aeon Mall Co Ltd	100,000	1,865
CVR Energy Inc	60,845	2,436	Agile Property Holdings Ltd	2,106,021	1,759
			Atrium European Real Estate Ltd (a)	327,000	1,605
Denbury Resources Inc	951,682	8,384
			Beijing Capital Land Ltd	4,466,000	3,690
Eni SpA	312,127	5,988	Citycon OYJ (a)	1,485,102	4,802
Ensco PLC	11,894	324
Exxon Mobil Corp (b)	111,649	9,755	Croesus Retail Trust	7,462,166	5,296
LinnCo LLC	49,318	629	Dalian Wanda Commercial Properties Co Ltd	200,000	1,640
			(a),(d)
Marathon Oil Corp	338,159	10,517
Occidental Petroleum Corp	169,647	13,588	Deutsche Annington Immobilien SE	95,000	3,189
PBF Energy Inc	166,551	4,727	Fabege AB	250,900	3,825
Pioneer Natural Resources Co	20,000	3,456	Hang Lung Properties Ltd	421,000	1,423
Royal Dutch Shell PLC ADR	370,000	23,469	Henderson Land Development Co Ltd	114,000	914
Statoil ASA	454,441	9,634	Kerry Properties Ltd	1,020,000	4,162
Tesoro Corp	14,887	1,278	KWG Property Holding Ltd	1,760,000	1,778
TOTAL SA	291,791	15,801	Mitsubishi Estate Co Ltd	231,200	5,442
Valero Energy Partners LP (e)	158,463	8,015	Mitsui Fudosan Co Ltd	321,400	9,528
Whitecap Resources Inc	593,366	7,353	New World Development Co Ltd	4,863,000	6,450
		$165,133	Nomura Real Estate Holdings Inc	145,800	2,964
			Religare Health Trust	4,697,500	3,776
Oil & Gas Services - 0.12%			Shimao Property Holdings Ltd	1,324,000	3,117
Targa Resources Corp	133,392	14,002	Sponda OYJ	801,028	3,503
			Sun Hung Kai Properties Ltd	726,933	12,073
			TLG Immobilien AG (a)	60,000	1,007
Packaging & Containers - 0.03%			Wheelock & Co Ltd	323,000	1,819
Sonoco Products Co	67,926	3,036			$85,627

Pharmaceuticals - 0.64%			REITS - 4.04%
AstraZeneca PLC	42,227	2,898	Agree Realty Corp	232,640	7,161
Cardinal Health Inc	117,159	9,881	AIMS AMP Capital Industrial REIT	975,150	1,127
Eli Lilly & Co	192,568	13,840	Alexandria Real Estate Equities Inc	54,620	5,046
Kaken Pharmaceutical Co Ltd	52,000	1,858	Altarea SCA	20,200	3,955
Merck & Co Inc	149,201	8,886	American Realty Capital Properties Inc	816,216	7,370
Novartis AG	87,431	8,924	American Tower Corp	171,731	16,233
Pfizer Inc (b)	837,473	28,416	Apartment Investment & Management Co	253,890	9,579
Recordati SpA	61,952	1,235	Ascendas Real Estate Investment Trust	878,000	1,636
			Ashford Hospitality Trust Inc (b)	258,350	2,341
		$75,938	Assura PLC	8,108,192	7,315
Pipelines - 4.68%			Boston Properties Inc (b)	65,177	8,624
Buckeye Partners LP (b)	322,529	26,312	Camden Property Trust (b)	60,519	4,544
Columbia Pipeline Partners LP	163,450	4,421	Campus Crest Communities Inc (b)	311,981	1,975
DCP Midstream Partners LP (b)	176,883	7,217	Canadian Apartment Properties REIT	73,851	1,786
Enbridge Energy Partners LP	469,186	17,426	CapitaMall Trust	1,800,000	2,972
Enbridge Inc	311,059	16,258	CBL & Associates Properties Inc	388,770	7,002
Energy Transfer Equity LP (b)	609,946	40,659	Colony Capital Inc	79,679	2,065
EnLink Midstream LLC	65,989	2,320	Crombie Real Estate Investment Trust	125,000	1,372
EnLink Midstream Partners LP	149,881	3,856	Crown Castle International Corp	490,533	40,975
Enterprise Products Partners LP (b)	1,675,888	57,399	CubeSmart (b)	178,040	4,107
EQT Midstream Partners LP	185,768	16,385	CYS Investments Inc (b)	206,793	1,845
Genesis Energy LP (b)	194,696	9,678	Daiwa Office Investment Corp	79	416
Kinder Morgan Inc/DE	616,848	26,494	DCT Industrial Trust Inc (b)	106,592	3,522
Magellan Midstream Partners LP (b), (e)	527,529	44,049	DDR Corp	403,530	6,880
MarkWest Energy Partners LP (b)	322,931	21,785	Dexus Property Group	561,602	3,263
MPLX LP (b), (e)	201,496	15,666	Digital Realty Trust Inc	88,813	5,631
ONEOK Inc	281,733	13,552	Duke Realty Corp	441,860	8,753
Pembina Pipeline Corp	338,802	11,791	Education Realty Trust Inc	109,630	3,686
Phillips 66 Partners LP	150,039	11,380	EPR Properties (b)	118,530	6,836
Plains All American Pipeline LP (b)	745,774	37,371	Equity One Inc (b)	265,872	6,548
Plains GP Holdings LP	232,405	6,833	Equity Residential	68,046	5,026
Shell Midstream Partners LP	180,523	7,255	Essex Property Trust Inc (b)	29,959	6,649
Spectra Energy Corp	887,485	33,059	Eurocommercial Properties NV	44,000	2,011
Sunoco Logistics Partners LP (b)	567,288	25,165	Extra Space Storage Inc	50,798	3,349
Tesoro Logistics LP (b), (e)	268,095	15,021	Federation Centres	537,249	1,248
TransCanada Corp	560,839	26,031	Fonciere Des Regions	9,614	910
Western Gas Partners LP (b), (e)	237,965	17,345	Fortune Real Estate Investment Trust	2,175,000	2,220
Williams Cos Inc/The (b)	732,566	37,500	Frasers Commercial Trust	2,517,000	2,868
			General Growth Properties Inc	226,930	6,218
			GEO Group Inc/The	223,852	8,730

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000 's)

REITS (continued)			Software - 0.24%
Goodman Group	1,200,000	$5,888	Blackbaud Inc	18,370	$928
Granite Real Estate Investment Trust	32,000	1,110	Microsoft Corp	571,516	27,799
Great Portland Estates PLC	211,548	2,582			$28,727
Health Care REIT Inc	155,696	11,213
Hospitality Properties Trust (b)	505,594	15,208	Storage & Warehousing - 0.05%
Hyprop Investments Ltd	156,497	1,612	Safestore Holdings PLC	1,268,258	5,443
Immobiliare Grande Distribuzione SIIQ SpA	1,194,077	1,175	Sumitomo Warehouse Co Ltd/The	160,000	903
Japan Hotel REIT Investment Corp	5,364	3,953			$6,346
Japan Logistics Fund Inc	600	1,272	Supranational Bank - 0.02%
Kenedix Office Investment Corp	1,026	5,552	Banco Latinoamericano de Comercio Exterior	65,800	2,090
Kenedix Retail REIT Corp	3,441	8,626	SA
Keppel REIT	1,618,000	1,503
Kite Realty Group Trust	46,730	1,224
Klepierre	97,000	4,705	Telecommunications - 1.63%
Land Securities Group PLC	341,856	6,542	BCE Inc (b)	490,000	21,614
LibertyPropertyTrust (b)	147,200	5,128	Belgacom SA	66,050	2,460
Londonmetric Property PLC	2,810,000	7,115	Bezeq The Israeli Telecommunication Corp	662,472	1,255
Medical Properties Trust Inc	356,070	4,978	Ltd
Mirvac Group	9,536,828	15,108	BT Group PLC	1,090,000	7,602
Monmouth Real Estate Investment Corp	127,139	1,313	Cable & Wireless Communications PLC	5,148,514	5,307
New Residential Investment Corp	131,467	2,240	CenturyLink Inc (b)	600,000	21,576
NewRiver Retail Ltd	663,057	3,164	China Telecom Corp Ltd	9,746,000	7,220
Nomura Real Estate Master Fund Inc	2,137	2,780	Chunghwa Telecom Co Ltd	872,000	2,814
NorthStar Realty Finance Corp	113,705	2,133	Cisco Systems Inc	575,817	16,601
Omega Healthcare Investors Inc	167,066	6,029	Cleveland Unlimited Inc - Warrants (a),(c),(e)	2,755	4
Prologis Inc	259,250	10,422	Eutelsat Communications SA	198,250	6,912
Public Storage (b)	16,597	3,119	Far EasTone Telecommunications Co Ltd	2,599,000	6,197
Pure Industrial Real Estate Trust	480,000	2,021	Freenet AG	67,954	2,201
Sabra Health Care REIT Inc	169,280	5,058	HKT Trust & HKT Ltd	7,891,000	10,549
Saul Centers Inc	45,000	2,264	KDDI Corp	466,200	11,031
Segro PLC	668,644	4,393	Level 3 Communications Inc (a)	40,000	2,238
Sekisui House Reit Inc	1,434	1,701	Nippon Telegraph & Telephone Corp	79,800	5,389
Simon Property Group Inc (b)	122,357	22,207	Orange SA	448,060	7,380
SL Green Realty Corp	30,180	3,693	TDC A/S	134,823	1,027
Spring Real Estate Investment Trust	13,748,000	6,426	T-Mobile US Inc (a)	146,000	4,970
STAG Industrial Inc	135,713	2,949	Verizon Communications Inc (b)	633,018	31,929
Stockland	3,672,537	12,835	Vodafone Group PLC ADR	500,000	17,600
STORE Capital Corp	148,476	3,118			$193,876
Summit Hotel Properties Inc	613,340	8,078	Transportation - 0.64%
Sun Communities Inc	171,460	10,641	Asciano Ltd	2,861,887	14,870
Taubman Centers Inc	40,000	2,880	bpost SA	61,950	1,777
Urban Edge Properties	37,195	842	Canadian National Railway Co	85,292	5,507
Vastned Retail NV	86,000	4,200	CEVA Group PLC (a)	123	89
Ventas Inc	51,437	3,544	Deutsche Post AG	318,170	10,477
Vornado Realty Trust	74,390	7,699	East Japan Railway Co	99,400	8,786
Wereldhave NV	111,920	7,184	Kamigumi Co Ltd	295,000	2,953
Westfield Corp	830,000	6,171	Union Pacific Corp (b)	297,593	31,613
Workspace Group PLC	315,000	4,067			$76,072
		$481,459
			Water- 0.33%
Retail - 0.33%			Aguas Andinas SA	10,557,260	6,245
Aoyama Trading Co Ltd	42,700	1,477	American Water Works Co Inc (b)	280,000	15,266
Darden Restaurants Inc	95,602	6,096	CiadeSaneamentoBasicodoEstadodeSao	1,278,845	7,532
Foot Locker Inc	27,461	1,633	Paulo ADR
Kohl's Corp	48,832	3,499	Suez Environnement Co	154,476	3,150
Man Wah Holdings Ltd	948,800	1,231	Veolia Environnement SA	319,198	6,754
Target Corp	102,199	8,056			$38,947
Wal-Mart Stores Inc	217,037	16,940	TOTAL COMMON STOCKS		$3,221,997
		$38,932
			INVESTMENT COMPANIES - 5.85%	Shares Held	Value(000	's)
Savings & Loans - 0.03%
			Publicly Traded Investment Fund - 5.85%
New York Community Bancorp Inc	92,147	1,584	Morgan Stanley Institutional Liquidity Funds -	698,349,159	698,349
Provident Financial Services Inc	90,326	1,626	Government Portfolio
		$3,210

Semiconductors - 0.26%			TOTAL INVESTMENT COMPANIES		$698,349
Advanced Semiconductor Engineering Inc	3,000,000	4,254	CONVERTIBLE PREFERRED STOCKS -
Analog Devices Inc	24,002	1,484	0.04%	Shares Held	Value(000	's)
Cypress Semiconductor Corp (a)	91,917	1,224
Holtek Semiconductor Inc	472,000	864	Banks- 0.04%
Intel Corp	587,645	19,128	Wells Fargo & Co	3,620	4,412
Intersil Corp	88,360	1,180
King Yuan Electronics Co Ltd	2,795,000	2,541	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,412
		$30,675

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

PREFERRED STOCKS - 2.51%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)

Banks - 0.87%			Insurance (continued)
AgriBank FCB	33,000	$3,452	Prudential PLC (a)		2,800	$73
Banco Bradesco SA	213,360	2,279	Reinsurance Group of America Inc		40,000	1,147
Bank of America Corp 6.63%; Series I	18,146	477	RenaissanceRe Holdings Ltd - Series E		43,871	1,077
Bank of New York Mellon Corp/The	73,500	1,830	Torchmark Corp		103,043	2,669
Barclays Bank PLC 8.13%	169,800	4,439	WR Berkley Corp		11,714	292
Citigroup Inc 6.88%; Series K	163,700	4,456	XLIT Ltd		6,623	5,466
Citigroup Inc 7.13%; Series J	223,000	6,186				$72,628
City National Corp/CA	19,590	568
CoBank ACB 6.25%	50,000	5,142	Media- 0.02%
CoBank ACB 6.20%	7,000	719	Comcast Corp		103,036	2,655
Deutsche Bank Contingent Capital Trust II	366,970	9,838
Fifth Third Bancorp	209,585	5,896	REITS- 0.27%
GMAC Capital Trust I	207,000	5,440	Digital Realty Trust Inc - Series E		39,353	1,012
Goldman Sachs Group Inc/The	32,200	800	Digital Realty Trust Inc - Series F		10,506	278
HSBC Holdings PLC 8.00%	13,300	349	Digital Realty Trust Inc - Series H		4,675	127
HSBC USA Inc 2.86%	214,384	10,706	Equity Residential		20,702	1,269
HSBC USA Inc 4.50%	86,343	2,215	Kimco Realty Corp 5.50%		106,379	2,606
ING Groep NV 6.13%	146,000	3,684	Kimco Realty Corp 6.00%		1,124	28
JP Morgan Chase & Co	34,800	856	National Retail Properties Inc		80,925	2,116
Lloyds Banking Group PLC	64,850	1,649	Prologis Inc - Series Q		92,034	5,925
M&T Bank Corp - Series A	1,505	1,539	PS Business Parks Inc - Series R		111,763	2,866
Morgan Stanley - Series E	4,021	114	PS Business Parks Inc - Series T		117,900	2,970
PNC Financial Services Group Inc/The	234,700	6,586	Public Storage Inc 5.20%; Series W		61,717	1,487
Royal Bank of Scotland Group PLC 5.75%;	218,454	5,343	Public Storage Inc 5.88%; Series A		85,664	2,195
Series L			Public Storage Inc 6.00%; Series Z		31,149	805
State Street Corp 5.25%; Series C	244,850	6,063	Public Storage Inc 6.38%; Series Y		22,057	589
State Street Corp 5.90%; Series D	65,000	1,750	Realty Income Corp - Series F		99,799	2,621
State Street Corp 6.00%	1,580	40	Ventas Realty LP / Ventas Capital Corp		25,791	645
TCF Financial Corp	48,227	1,324	Vornado Realty Trust - Series J		165,424	4,276
US Bancorp/MN - Series G	366,691	9,901				$31,815
Wells Fargo & Co 6.63%	1,861	52
		$103,693	Savings & Loans - 0.02%
			First Niagara Financial Group Inc		69,809	1,930
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 5.25%	45,485	1,156
Affiliated Managers Group Inc 6.38%	40,905	1,074	Telecommunications - 0.27%
			Centaur Funding Corp 9.08% (d)		11,900	14,846
General Electric Capital Corp 4.88%	31,317	807
Morgan Stanley Capital Trust V	2,003	50	Qwest Corp 7.00%		58,922	1,546
		$3,087	Qwest Corp 7.38%		165,676	4,344
			Qwest Corp 7.50%		168,725	4,488
Electric - 0.26%			Telephone & Data Systems Inc 6.88%		25,608	649
Duke Energy Corp	19,669	494	Telephone & Data Systems Inc 7.00%		137,293	3,542
Entergy Arkansas Inc 4.90%	17,312	436	Verizon Communications Inc		107,169	2,873
Entergy Arkansas Inc 5.75%	75,994	1,917				$32,288
Entergy Louisiana LLC 4.70%	184,915	4,466
Entergy Louisiana LLC 5.88%	11,790	302	Transportation - 0.15%
			CEVA Group PLC (a)		267	194
Entergy New Orleans Inc	56,900	1,424
Integrys Energy Group Inc	81,123	2,220	Seaspan Corp		704,000	17,748
Interstate Power & Light Co	98,856	2,498				$17,942
NextEra Energy Capital Holdings Inc - Series	331,890	8,141	TOTAL PREFERRED STOCKS			$299,554
I				Principal
PPL Capital Funding Inc	40,000	1,005	BONDS- 60.03%	Amount (000's) Value (000's)
Southern California Edison Co	80,000	8,062	Advertising - 0.42%
		$30,965	Alliance Data Systems Corp
Hand & Machine Tools- 0.02%			5.38%, 08/01/2022(d)		$16,300	$16,463
Stanley Black &Decker Inc	100,803	2,551	6.38%, 04/01/2020(d)		4,000	4,160
			MDC Partners Inc
			6.75%, 04/01/2020(d)		20,800	21,112
Insurance - 0.61%			Sitel LLC / Sitel Finance Corp
Aegon NV 6.38%	331,071	8,422	11.00%, 08/01/2017 (d)		8,000	8,260
Aflac Inc	268,983	6,776				$49,995
Allstate Corp/The 6.63%; Series E	122,903	3,328
Allstate Corp/The 6.75%; Series C	43,356	1,173	Aerospace & Defense - 0.38%
American Financial Group Inc/OH 5.75%	19,396	500	Aerojet Rocketdyne Holdings Inc
American Financial Group Inc/OH 6.38%	23,903	636	7.13%, 03/15/2021		4,300	4,612
American Financial Group Inc/OH 7.00%	30,705	791	Finmeccanica SpA
Arch Capital Group Ltd	92,770	2,506	4.50%, 01/19/2021	EUR	5,700	7,171
Aspen Insurance Holdings Ltd 5.95%	412,037	10,601	KLX Inc
Aspen Insurance Holdings Ltd 7.25%	132,920	3,528	5.88%, 12/01/2022(d)		$3,860	3,889
Axis Capital Holdings Ltd 6.88%	138,578	3,707	LMI Aerospace Inc
Delphi Financial Group Inc 7.38%	291,374	7,248	7.38%, 07/15/2019(d)		3,350	3,392
Hartford Financial Services Group Inc/The	161,051	5,038	TA MFG. Ltd
PartnerRe Ltd 7.25%	149,437	3,960	3.63%, 04/15/2023(d)	EUR	1,500	1,686
Protective Life Corp 6.25%	142,753	3,690

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Aerospace & Defense (continued)				Banks (continued)
TransDigm Inc				Cadence Financial Corp
5.50%, 10/15/2020		$19,945	$19,596	4.88%, 06/28/2019(d),(e)	$3,500	$3,531
6.00%, 07/15/2022		2,540	2,556	Citigroup Inc
6.50%, 07/15/2024		1,900	1,928	5.95%, 12/29/2049	4,900	4,874
			$44,830	6.30%, 12/29/2049(g)	6,500	6,577
				Citizens Financial Group Inc
Agriculture - 0.25%				5.50%, 12/29/2049(d),(g)	2,000	1,977
Vector Group Ltd				Cooperatieve Centrale Raiffeisen-
7.75%, 02/15/2021		27,756	29,699	Boerenleenbank BA/Netherlands
				11.00%, 12/29/2049 (d),(g)	14,015	18,009
Apparel - 0.08%				Corestates Capital III
Levi Strauss & Co				0.83%, 02/15/2027(d),(g)	500	435
5.00%, 05/01/2025(d)		9,150	9,144	Credit Agricole SA
				8.38%, 12/31/2049(d),(g)	1,900	2,245
				Credit Suisse Group AG
Automobile Manufacturers - 0.18%				6.25%, 12/29/2049(d),(g)	7,200	7,128
CNH Industrial Finance Europe SA				7.50%, 12/29/2049(d),(g)	1,000	1,070
6.25%, 03/09/2018	EUR	1,800	2,254	Development Bank of Kazakhstan JSC
Fiat Chrysler Automobiles NV				5.50%, 12/20/2015	200	204
5.25%, 04/15/2023(d)		$5,150	5,201
				Fleet Capital Trust V
Fiat Chrysler Finance Europe				1.27%, 12/18/2028(g)	7,500	6,337
6.75%, 10/14/2019	EUR	3,200	4,193	Goldman Sachs Group Inc/The
7.75%, 10/17/2016		2,650	3,226	5.38%, 12/29/2049(g)	10,000	10,011
Jaguar Land Rover Automotive PLC				5.70%, 12/29/2049(g)	2,000	2,010
3.88%, 03/01/2023(d)	GBP	1,300	1,990
				HSBC Capital Funding LP/Jersey
Peugeot SA				10.18%, 12/29/2049 (d),(g)	4,000	6,100
6.50%, 01/18/2019	EUR	3,450	4,523	HSBC USA Capital Trust I
			$21,387	7.81%, 12/15/2026(d)	300	301
Automobile Parts & Equipment - 0.23%				HSBC USA Capital Trust II
Alliance Automotive Finance PLC				8.38%, 05/15/2027(d)	1,980	1,998
6.25%, 12/01/2021		2,000	2,335	ICICI Bank Ltd
Gestamp Funding Luxembourg SA				6.37%, 04/30/2022(g)	4,100	4,274
5.88%, 05/31/2020		3,450	4,087	Industrial & Commercial Bank of China Ltd
Metalsa SA de CV				6.00%, 12/29/2049(g)	4,000	4,190
4.90%, 04/24/2023(d)		$2,083	2,041	Itau Unibanco Holding SA/Cayman Island
Rhino Bondco S.P.A				5.65%, 03/19/2022(d)	5,280	5,504
7.25%, 11/15/2020	EUR	1,500	1,802	JP Morgan Chase & Co
Samvardhana Motherson Automotive Systems				5.30%, 12/29/2049(g)	15,500	15,480
Group BV				6.13%, 12/29/2049(g)	5,500	5,736
4.13%, 07/15/2021		2,750	3,158	6.75%, 01/29/2049(g)	13,700	14,965
Schaeffler Holding Finance BV				KeyCorp Capital III
5.75%, 11/15/2021		2,550	3,107	7.75%, 07/15/2029	795	1,005
6.88%, PIK 7.63%, 08/15/2018(f)		3,052	3,578	M&T Bank Corp
ZF North America Capital Inc				6.45%, 12/29/2049(g)	535	578
4.00%, 04/29/2020(d)		$4,100	4,126	Morgan Stanley
4.50%, 04/29/2022(d)		3,300	3,294	5.55%, 12/29/2049(g)	4,250	4,271
				Nordea Bank AB
			$27,528	5.50%,09/29/2049 (d),(g)	4,100	4,167
Banks- 2.19%				5.50%, 09/29/2049(g)	9,000	9,147
Abbey National Capital Trust I				6.13%, 12/29/2049(d),(g)	2,000	2,072
8.96%, 12/31/2049		2,300	3,013	PNC Financial Services Group Inc/The
ABN AMRO Bank NV				6.75%, 07/29/2049(g)	8,500	9,554
6.25%, 09/13/2022(g)		2,000	2,170	Provident Funding Associates LP / PFG
Banco do Brasil SA/Cayman				Finance Corp
6.25%, 12/29/2049(d),(g)		3,000	2,221	6.75%, 06/15/2021(d)	15,920	15,164
Bancolombia SA				Societe Generale SA
5.13%, 09/11/2022		6,196	6,323	1.02%, 12/29/2049(d),(g)	3,000	2,768
Bank of America Corp				7.88%, 12/29/2049(d),(g)	2,000	2,075
6.10%, 12/29/2049(g)		5,250	5,355	8.25%, 09/29/2049(g)	5,500	5,844
6.25%, 09/29/2049(g)		4,600	4,712	Standard Chartered PLC
Bank of New York Mellon Corp/The				5.70%, 03/26/2044	6,100	6,665
4.95%, 12/29/2049(g)		4,000	4,000	7.01%, 07/29/2049(d)	4,100	4,654
Barclays PLC				Turkiye Is Bankasi
3.65%, 03/16/2025		4,200	4,144	6.00%, 10/24/2022(d)	1,175	1,165
6.63%, 06/29/2049(g)		1,961	1,944	Turkiye Vakiflar Bankasi TAO
8.25%, 12/29/2049(g)		4,000	4,261	6.87%, 02/03/2025(d),(g)	7,118	7,047
BBVA Bancomer SA/Texas				UBS Preferred Funding Trust V
6.75%, 09/30/2022(d)		2,615	2,971	6.24%, 05/29/2049	5,000	5,201
BNP Paribas SA				Wells Fargo & Co
7.20%, 06/29/2049(d)		1,300	1,563	7.98%, 12/31/2049(g)	12,000	13,200
BPCE SA						$261,854
13.00%, 08/29/2049		1,581	1,644

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Building Materials - 0.32%				Commercial Services (continued)
Cemex Finance LLC				Avis Budget Finance PLC
9.38%, 10/12/2022(d)		$2,347	$2,672	6.00%, 03/01/2021	EUR	2,800	$3,333
Cemex SAB de CV				CAR Inc
6.13%, 05/05/2025(d)		4,366	4,481	6.13%, 02/04/2020(d)		$1,878	1,953
7.25%, 01/15/2021(d)		861	932	ExamWorks Group Inc
HeidelbergCement Finance Luxembourg SA				5.63%, 04/15/2023		6,200	6,401
7.50%, 04/03/2020	EUR	4,950	7,149	Jaguar Holding Co I
Kerneos Corporate SAS				9.38%, 10/15/2017(d)		25,362	25,933
5.75%, 03/01/2021		2,300	2,738	Jaguar Holding Co II / Jaguar Merger Sub Inc
Lafarge SA				9.50%, 12/01/2019(d)		6,345	6,821
4.75%, 09/30/2020		3,925	5,219	Live Nation Entertainment Inc
Reliance Intermediate Holdings LP				7.00%, 09/01/2020(d)		3,000	3,195
6.50%, 04/01/2023(d)		$14,700	15,398	Midas Intermediate Holdco II LLC / Midas
			$38,589	Intermediate Holdco II Finance Inc
				7.88%, 10/01/2022(d)		7,188	7,134
Chemicals - 0.60%				Prospect Medical Holdings Inc
Axalta Coating Systems US Holdings Inc /				8.38%, 05/01/2019(d)		5,700	6,071
Axalta Coating Systems Dutch Holding B				Truven Health Analytics Inc
5.75%, 02/01/2021	EUR	4,820	5,737	10.63%, 06/01/2020		12,450	13,104
Braskem America Finance Co				United Rentals North America Inc
7.13%, 07/22/2041(d)		$600	578
				4.63%, 07/15/2023		4,350	4,410
Braskem Finance Ltd				5.50%, 07/15/2025		5,550	5,622
5.75%, 04/15/2021		1,988	1,992	WEX Inc
7.38%, 10/29/2049(d)		1,533	1,495	4.75%, 02/01/2023(d)		4,700	4,641
Huntsman International LLC							$121,477
5.13%, 04/15/2021	EUR	5,200	6,204
INEOS Group Holdings SA				Computers - 0.13%
5.75%, 02/15/2019		5,400	6,207	IHS Inc
Mexichem SAB de CV				5.00%, 11/01/2022(d)		1,448	1,448
5.88%, 09/17/2044(d)		$1,947	1,918	NCR Corp
OCP SA				6.38%, 12/15/2023		13,368	14,070
4.50%, 10/22/2025(d)		5,000	4,831				$15,518
5.63%, 04/25/2024(d)		794	848
Platform Specialty Products Corp				Consumer Products - 0.29%
6.50%, 02/01/2022(d)		4,000	4,180	Central Garden & Pet Co
PSPC Escrow Corp				8.25%, 03/01/2018		24,182	24,787
6.00%, 02/01/2023	EUR	7,300	8,514	Spectrum Brands Inc
				6.13%, 12/15/2024(d)		1,700	1,802
Sinochem Offshore Capital Co Ltd
3.25%, 04/29/2019(d)		$10,603	10,841	6.63%, 11/15/2022		7,500	8,025
SPCM SA							$34,614
6.00%, 01/15/2022(d)		4,350	4,568
				Cosmetics & Personal Care - 0.16%
TPC Group Inc				First Quality Finance Co Inc
8.75%, 12/15/2020(d)		13,815	13,193	4.63%, 05/15/2021(d)		19,791	18,604
			$71,106

Coal- 0.97%				Distribution & Wholesale - 0.30%
CONSOL Energy Inc				American Tire Distributors Inc
5.88%, 04/15/2022		6,545	6,005	10.25%, 03/01/2022 (d)		14,750	15,451
8.00%, 04/01/2023(d)		10,700	10,847	H&E Equipment Services Inc
Foresight Energy LLC / Foresight Energy				7.00%, 09/01/2022		1,690	1,770
Finance Corp				Li & Fung Ltd
7.88%, 08/15/2021(d)		57,921	56,183	6.00%, 11/25/2049		4,500	4,781
Natural Resource Partners LP / NRP Finance				VWR Funding Inc
Corp				4.63%, 04/15/2022(d)	EUR	12,925	14,317
9.13%, 10/01/2018		3,375	3,299				$36,319
9.13%, 10/01/2018(d)		5,800	5,670
Peabody Energy Corp				Diversified Financial Services - 1.21%
6.25%, 11/15/2021		21,575	12,945	Aircastle Ltd
SunCoke Energy Partners LP / SunCoke				5.50%, 02/15/2022		$4,000	4,270
Energy Partners Finance Corp				Ally Financial Inc
7.38%, 02/01/2020(d)		11,300	11,611	4.13%, 03/30/2020		2,000	2,010
Westmoreland Coal Co				American Express Co
8.75%, 01/01/2022(d)		9,775	9,726	5.20%, 05/29/2049(g)		2,000	2,025
			$116,286	Charles Schwab Corp/The
				7.00%, 02/28/2049(g)		4,198	4,964
Commercial Services - 1.02%				CIMPOR Financial Operations BV
AA Bond Co Ltd				5.75%, 07/17/2024(d)		2,334	2,112
5.50%, 07/31/2022(d)	GBP	2,525	3,934	Citigroup Capital III
9.50%, 07/31/2043		5,050	8,555	7.63%, 12/01/2036		8,600	10,951
ADT Corp/The				Credit Acceptance Corp
6.25%, 10/15/2021		$6,000	6,450	6.13%, 02/15/2021		15,700	15,366
Ancestry.com Holdings LLC
9.63%, PIK 10.38%, 10/15/2018 (d),(f)		13,580	13,920

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Electronics - 0.29%
Drawbridge Special Opportunities Fund				Real Alloy Holding Inc
LP/Drawbridge Special Opportunities				10.00%, 01/15/2019 (d)		$20,120	$20,372
Finance				Techem Energy Metering Service GmbH &
5.00%, 08/01/2021(d)		$14,300	$14,336	Co KG
General Electric Capital Corp				7.88%, 10/01/2020	EUR	5,285	6,529
6.25%, 12/31/2049(g)		2,600	2,925	Trionista TopCo GmbH
7.13%, 12/29/2049(g)		3,800	4,418	6.88%, 04/30/2021		6,510	7,891
Icahn Enterprises LP / Icahn Enterprises							$34,792
Finance Corp
4.88%, 03/15/2019		2,000	2,038	Energy - Alternate Sources - 0.18%
5.88%, 02/01/2022		8,125	8,398	ContourGlobal Power Holdings SA
				7.13%, 06/01/2019(d)		$14,000	14,609
6.00%, 08/01/2020		2,900	3,049
				TerraForm Power Operating LLC
Infinity Acquisition LLC / Infinity Acquisition				5.88%,02/01/2023 (d)		6,750	7,037
Finance Corp
7.25%, 08/01/2022(d)		5,200	4,901				$21,646
Jefferies Finance LLC / JFIN Co-Issuer Corp				Engineering & Construction - 0.29%
7.38%, 04/01/2020(d)		4,725	4,666	AECOM
7.50%, 04/15/2021(d)		12,800	12,586	5.75%, 10/15/2022(d)		2,200	2,277
Jefferies LoanCore LLC / JLC Finance Corp				Deutsche Raststaetten Gruppe IV GmbH
6.88%, 06/01/2020(d)		7,200	6,840	6.75%, 12/30/2020	EUR	3,900	4,779
Lock AS				Heathrow Finance PLC
7.00%, 08/15/2021(d)	EUR	2,700	3,293	5.75%, 03/03/2025	GBP	3,250	5,252
MBNA Capital B				7.13%, 03/01/2017		3,150	5,246
1.05%, 02/01/2027(g)		$7,500	6,338	Michael Baker Holdings LLC / Micahel Baker
National Financial Partners Corp				Finance Corp
9.00%, 07/15/2021(d)		7,179	7,359	8.88%, PIK 9.63%, 04/15/2019(d),(f)		$6,100	5,581
Nationstar Mortgage LLC / Nationstar Capital				Michael Baker International LLC / CDL
Corp				Acquisition Co Inc
6.50%, 07/01/2021		2,700	2,633	8.25%, 10/15/2018(d)		2,650	2,584
6.50%, 06/01/2022		3,500	3,399	Novafives SAS
7.88%, 10/01/2020		3,800	3,914	4.50%, 06/30/2021	EUR	2,895	3,210
NewStar Financial Inc				Odebrecht Finance Ltd
7.25%, 05/01/2020(d)		2,825	2,860	7.13%, 06/26/2042		$1,730	1,542
Oxford Finance LLC / Oxford Finance Co-				Odebrecht Offshore Drilling Finance Ltd
Issuer Inc				6.75%, 10/01/2022(d)		465	401
7.25%, 01/15/2018(d)		6,090	6,295	Pratama Agung Pte Ltd
SUAM Finance BV				6.25%, 02/24/2020		3,940	3,865
4.88%, 04/17/2024(d)		1,821	1,910				$34,737
			$143,856
				Entertainment - 0.53%
Electric - 0.81%				Choctaw Resort Development Enterprise
AES Corp/VA				7.25%, 11/15/2019(d)		8,253	8,191
7.38%, 07/01/2021		9,014	10,031	DreamWorks Animation SKG Inc
Comision Federal de Electricidad				6.88%, 08/15/2020(d)		391	391
4.88%, 01/15/2024(d)		891	960	Gibson Brands Inc
Dominion Resources Inc/VA				8.88%, 08/01/2018(d)		6,980	7,137
7.50%, 06/30/2066		700	710	Lions Gate Entertainment Corp
Electricite de France SA				5.25%, 08/01/2018		4,940	5,125
5.25%, 01/29/2049(d),(g)		4,790	5,018	Speedway Motorsports Inc
5.63%, 12/29/2049(g)		9,980	10,584	5.13%, 02/01/2023(d)		950	958
Enel SpA				Vougeot Bidco PLC
5.00%, 01/15/2075(g)	EUR	3,400	4,128	7.88%, 07/15/2020	GBP	2,500	4,109
Eskom Holdings SOC Ltd				WMG Acquisition Corp
7.13%, 02/11/2025(d)		$38,161	39,790	5.63%, 04/15/2022(d)		$1,800	1,825
Listrindo Capital BV				6.00%, 01/15/2021(d)		3,286	3,376
6.95%, 02/21/2019(d)		4,989	5,263	6.75%, 04/15/2022(d)		34,065	32,362
Majapahit Holding BV							$63,474
7.75%, 01/20/2020(d)		1,730	2,031
7.88%, 06/29/2037		1,375	1,755	Food- 1.29%
NextEra Energy Capital Holdings Inc				American Seafoods Group LLC / American
7.30%, 09/01/2067(g)		5,000	5,262	Seafoods Finance Inc
Perusahaan Listrik Negara PT				10.75%, 05/15/2016 (d),(e)		3,409	3,324
5.50%, 11/22/2021(d)		1,400	1,519	Bakkavor Finance 2 PLC
RWE AG				8.25%, 02/15/2018	GBP	3,650	5,834
7.00%, 10/12/2072(g)		9,400	10,133	Boparan Finance PLC
			$97,184	5.50%, 07/15/2021		5,800	7,835
				Bumble Bee Holdco SCA
Electrical Components & Equipment - 0.06%				9.63%, PIK 10.38%, 03/15/2018 (d),(f)		$6,432	6,641
Anixter Inc				Bumble Bee Holdings Inc
5.13%, 10/01/2021		2,600	2,704	9.00%, 12/15/2017(d)		3,516	3,690
WESCO Distribution Inc				Campofrio Food Group SA
5.38%, 12/15/2021		4,830	4,927	3.38%, 03/15/2022(d)	EUR	3,800	4,331
			$7,631

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Food (continued)				Healthcare - Services - 1.10%
Cencosud SA				Acadia Healthcare Co Inc
4.88%, 01/20/2023(d)		$1,849	$1,884	5.13%, 07/01/2022		$15,850	$15,810
5.50%, 01/20/2021(d)		852	910	5.63%, 02/15/2023(d)		12,480	12,760
6.63%, 02/12/2045(d)		2,250	2,234	6.13%, 03/15/2021		4,150	4,290
Cosan Luxembourg SA				Amsurg Corp
5.00%, 03/14/2023(d)		4,286	3,868	5.63%, 07/15/2022		3,100	3,147
ESAL GmbH				CHS/Community Health Systems Inc
6.25%, 02/05/2023(d)		5,653	5,595	5.13%, 08/01/2021		2,000	2,070
Findus Bondco SA				6.88%, 02/01/2022		4,000	4,245
9.13%, 07/01/2018	EUR	2,505	2,964	DaVita HealthCare Partners Inc
FPC Finance Ltd				5.00%, 05/01/2025		13,475	13,450
6.00%, 06/28/2019		$1,850	2,001	HCA Inc
FPT Finance Ltd				5.38%, 02/01/2025		4,000	4,200
6.38%, 09/28/2020		1,000	1,109	Holding Medi-Partenaires SAS
Gruma SAB de CV				7.00%, 05/15/2020	EUR	4,060	4,810
4.88%, 12/01/2024(d)		1,858	1,975	MedImpact Holdings Inc
KeHE Distributors LLC / KeHE Finance				10.50%, 02/01/2018 (d)		$11,050	11,670
Corp				MPH Acquisition Holdings LLC
7.63%, 08/15/2021(d)		7,625	8,082	6.63%, 04/01/2022(d)		20,790	21,830
Minerva Luxembourg SA				Priory Group No 3 PLC
7.75%, 01/31/2023(d)		5,132	5,119	7.00%, 02/15/2018	GBP	1,775	2,827
Premier Foods Finance PLC				8.88%, 02/15/2019		900	1,435
6.50%, 03/15/2021	GBP	5,000	7,243	Quest Diagnostics Inc
R&R PIK PLC				2.50%, 03/30/2020		$2,400	2,403
9.25%, PIK 10.00%, 05/15/2018 (f)	EUR	6,950	7,862	Select Medical Corp
Tesco Corporate Treasury Services PLC				6.38%, 06/01/2021		9,500	9,458
1.38%, 07/01/2019		1,000	1,091	Surgical Care Affiliates Inc
Tesco PLC				6.00%, 04/01/2023(d)		12,400	12,679
6.13%, 02/24/2022	GBP	2,300	3,921	Tenet Healthcare Corp
TreeHouse Foods Inc				6.00%, 10/01/2020		3,750	4,003
4.88%, 03/15/2022		$4,700	4,841				$131,087
US Foods Inc
8.50%, 06/30/2019		57,955	61,070	Holding Companies - Diversified - 1.85%
			$153,424	Argos Merger Sub Inc
				7.13%, 03/15/2023(d)		700	735
Forest Products & Paper - 0.19%				CeramTec Group GmbH
Cascades Inc				8.25%, 08/15/2021	EUR	7,085	8,752
5.50%, 07/15/2022(d)		3,200	3,240	Co-operative Group Holdings 2011 Ltd
Fibria Overseas Finance Ltd				7.50%, 07/08/2026	GBP	2,000	3,414
5.25%, 05/12/2024		5,228	5,398	Dubai Holding Commercial Operations MTN
Mercer International Inc				Ltd
7.00%, 12/01/2019		6,340	6,727	6.00%, 02/01/2017		6,800	10,724
7.75%, 12/01/2022		3,970	4,238	GCS Holdco Finance I SA
Smurfit Kappa Acquisitions				6.50%, 11/15/2018	EUR	3,225	3,789
2.75%, 02/01/2025	EUR	1,000	1,156	Horizon Pharma Financing Inc
2.75%, 02/01/2025(d)		1,550	1,793	6.63%, 05/01/2023(d)		$3,900	3,963
			$22,552	HRG Group Inc
				7.75%, 01/15/2022		82,301	82,610
Gas- 0.15%				7.88%, 07/15/2019		12,000	12,749
LBC Tank Terminals Holding Netherlands				7.88%, 07/15/2019(d)		950	1,009
BV				KraussMaffei Group GmbH
6.88%, 05/15/2023(d)		$11,050	11,326
				8.75%, 12/15/2020	EUR	1,530	1,877
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024 (d)		3,825	4,004	Novalis SAS
				3.00%, 04/30/2022(d)		2,000	2,242
Towngas Finance Ltd				Opal Acquisition Inc
4.75%, 01/29/2049(g)		2,000	2,093	8.88%, 12/15/2021(d)		$48,625	49,111
			$17,423	ProGroup AG
				5.13%, 05/01/2022(d)	EUR	4,300	4,931
Hand & Machine Tools - 0.00%
Stanley Black &Decker Inc				Sinochem Overseas Capital Co Ltd
5.75%, 12/15/2053		450	488	4.50%, 11/12/2020		$2,116	2,279
				4.50%, 11/12/2020(d)		27,299	29,408
				6.30%, 11/12/2040		950	1,217
Healthcare - Products - 0.16%				Votorantim Cimentos SA
Fresenius Finance BV				7.25%, 04/05/2041(d)		1,350	1,390
3.00%, 02/01/2021	EUR	2,000	2,445				$220,200
Mallinckrodt International Finance SA
4.75%, 04/15/2023		$3,000	2,872	Home Furnishings - 0.01%
Mallinckrodt International Finance SA /				Magnolia BC SA
Mallinckrodt CB LLC				9.00%, 08/01/2020	EUR	1,000	1,201
5.50%, 04/15/2025(d)		4,200	4,284
Physio-Control International Inc
9.88%, 01/15/2019(d)		9,212	9,834	Insurance - 1.34%
				ACE Capital Trust II
			$19,435	9.70%, 04/01/2030		$2,500	3,757

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Internet (continued)
AG Insurance SA/NV			Pacnet Ltd
6.75%, 03/29/2049(g)	$3,000	$3,273	9.00%, 12/12/2018		$2,940	$3,343
AIG Life Holdings Inc			VeriSign Inc
7.57%, 12/01/2045(d)	2,900	3,922	5.25%, 04/01/2025(d)		3,600	3,721
8.50%, 07/01/2030	5,400	7,587	Zayo Group LLC / Zayo Capital Inc
Allstate Corp/The			6.00%, 04/01/2023(d)		17,615	17,703
5.75%, 08/15/2053(g)	100	109				$66,705
American Equity Investment Life Holding
Co			Investment Companies - 0.07%
6.63%, 07/15/2021	17,845	19,094	American Capital Ltd
			6.50%, 09/15/2018(d)		7,100	7,385
American International Group Inc
			Grupo Aval Ltd
8.18%, 05/15/2068	1,500	2,077	4.75%, 09/26/2022 (d)		1,481	1,485
AXA SA
8.60%, 12/15/2030	6,332	8,862				$8,870
Catlin Insurance Co Ltd			Iron & Steel - 0.66%
7.25%, 07/29/2049(d)	5,950	5,578	ABJA Investment Co Pte Ltd
Dai-ichi Life Insurance Co Ltd/The			4.85%, 01/31/2020		5,000	5,093
5.10%, 10/29/2049(d),(g)	2,400	2,628	5.95%, 07/31/2024		3,785	3,921
Fidelity & Guaranty Life Holdings Inc			ArcelorMittal
6.38%, 04/01/2021(d)	5,925	6,221	7.00%, 02/25/2022(g)		3,500	3,802
Great-West Life & Annuity Insurance Capital			BlueScope Steel Finance Ltd/BlueScope Steel
LP			Finance USA LLC
6.63%, 11/15/2034(d)	2,400	2,735	7.13%, 05/01/2018(d)		3,581	3,724
HUB International Ltd			CITIC Ltd
7.88%, 10/01/2021(d)	10,285	10,594	6.38%, 04/10/2020		889	1,011
Ironshore Holdings US Inc			6.63%, 04/15/2021		1,574	1,831
8.50%, 05/15/2020(d)	3,410	4,118	6.80%, 01/17/2023		1,800	2,123
Kemper Corp			6.88%, 01/21/2018		700	777
4.35%, 02/15/2025	2,500	2,528	7.88%, 04/15/2049(g)		3,000	3,135
Lancashire Holdings Ltd			8.62%, 05/29/2049(g)		2,000	2,310
5.70%, 10/01/2022(c),(d)	3,900	4,200	Evraz Group SA
Liberty Mutual Group Inc			6.50%, 04/22/2020(d)		7,851	7,066
7.80%, 03/07/2087(d)	7,561	9,301	6.75%, 04/27/2018(d)		5,260	4,971
Lincoln National Corp			Metalloinvest Finance Ltd
6.05%, 04/20/2067(g)	684	653	5.63%, 04/17/2020(d)		2,200	1,995
MetLife Capital Trust X			6.50%, 07/21/2016(d)		550	549
9.25%, 04/08/2068(d)	9,800	14,626	Optima Specialty Steel
MetLife Inc			12.00%, 12/30/2016 (c)		14,740	14,740
6.40%, 12/15/2066(g)	6,800	8,007	Ryerson Inc / Joseph T Ryerson & Son Inc
Mitsui Sumitomo Insurance Co Ltd			9.00%, 10/15/2017		8,840	9,001
7.00%, 03/15/2072(d)	600	722	Samarco Mineracao SA
Nippon Life Insurance Co			4.13%, 11/01/2022(d)		5,153	4,792
5.10%, 10/16/2044(d),(g)	3,200	3,496	ThyssenKrupp AG
Provident Financing Trust I			4.00%, 08/27/2018	EUR	3,500	4,240
7.41%, 03/15/2038	4,400	5,169	Vale Overseas Ltd
Prudential Financial Inc			6.88%, 11/10/2039		$4,004	4,000
5.63%, 06/15/2043(g)	2,700	2,882				$79,081
5.88%, 09/15/2042(g)	3,700	4,015
Prudential PLC			Leisure Products & Services - 0.06%
7.75%, 01/29/2049	2,215	2,348	24 Hour Holdings III LLC
Sirius International Group Ltd			8.00%, 06/01/2022(d)		8,040	7,115
7.51%, 05/29/2049(d),(g)	800	838
USI Inc/NY
7.75%, 01/15/2021(d)	4,700	4,818	Lodging - 0.34%
			Caesars Entertainment Operating Co Inc
Wilton Re Finance LLC			0.00%, 06/01/2017(a)		29,740	22,379
5.88%, 03/30/2033(d),(g)	8,450	9,130
			Interval Acquisition Corp
York Risk Services Holding Corp			5.63%, 04/15/2023(d)		2,300	2,329
8.50%, 10/01/2022(d)	7,600	7,182
			MCE Finance Ltd
		$160,470	5.00%, 02/15/2021(d)		2,456	2,333
Internet - 0.56%			Seminole Hard Rock Entertainment Inc /
Ancestry.com Inc			Seminole Hard Rock International LLC
11.00%, 12/15/2020	13,810	15,709	5.88%, 05/15/2021(d)		1,865	1,884
Cogent Communications Group Inc			Wynn Las Vegas LLC / Wynn Las Vegas
5.38%, 03/01/2022(d)	3,050	3,057	Capital Corp
Equinix Inc			4.25%, 05/30/2023(d)		950	898
5.38%, 01/01/2022	4,265	4,425	5.50%, 03/01/2025(d)		10,000	10,037
5.75%, 01/01/2025	5,000	5,262	Wynn Macau Ltd
IAC/InterActiveCorp			5.25%,10/15/2021 (d)		917	860
4.75%, 12/15/2022	3,895	3,895				$40,720
Netflix Inc
5.50%, 02/15/2022(d)	6,050	6,368
5.88%, 02/15/2025(d)	3,025	3,222

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Machinery - Diversified - 0.38%				Metal Fabrication & Hardware (continued)
Cleaver-Brooks Inc				Optimas OE Solutions Holding LLC / Optimas
8.75%, 12/15/2019(d)		$2,780	$2,822	OE Solutions Inc
9.75%, 12/31/2019(c),(d),(e)		12,500	11,875	8.63%, 06/01/2021(d),(h)		$6,600	$6,732
Galapagos SA/Luxembourg				Shale-Inland Holdings LLC / Shale-Inland
5.38%, 06/15/2021	EUR	2,700	3,073	Finance Corp
SPL Logistics Escrow LLC / SPL Logistics				8.75%, 11/15/2019(d)		13,420	11,071
Finance Corp							$17,970
8.88%, 08/01/2020(d)		$7,044	7,414
Tempel Steel Co				Mining - 1.31%
12.00%, 08/15/2016 (d)		4,075	3,464	Aleris International Inc
Zebra Technologies Corp				7.88%, 11/01/2020		4,500	4,647
7.25%, 10/15/2022(d)		15,850	17,118	Barminco Finance Pty Ltd
				9.00%, 06/01/2018(d)		3,875	3,705
			$45,766	Century Aluminum Co
Media- 1.98%				7.50%, 06/01/2021(d)		27,555	28,141
CCO Holdings LLC / CCO Holdings Capital				Cia Brasileira de Aluminio
Corp				4.75%, 06/17/2024(d)		2,093	2,035
5.13%, 05/01/2023(d)		11,250	11,138	Cia Minera Ares SAC
Clear Channel Worldwide Holdings Inc				7.75%, 01/23/2021(d)		2,066	2,099
6.50%, 11/15/2022		8,150	8,538	Cia Minera Milpo SAA
6.50%, 11/15/2022		5,000	5,288	4.63%, 03/28/2023(d)		3,825	3,911
7.63%, 03/15/2020		5,140	5,371	Constellium NV
Columbus International Inc				4.63%, 05/15/2021	EUR	3,500	3,787
7.38%, 03/30/2021(d)		1,933	2,105	Corp Nacional del Cobre de Chile
CSC Holdings LLC				3.00%, 07/17/2022(d)		$15,224	15,014
5.25%, 06/01/2024(d)		7,000	7,289	3.88%, 11/03/2021		6,232	6,573
6.75%, 11/15/2021		2,450	2,768	4.25%, 07/17/2042(d)		3,805	3,605
DISH DBS Corp				4.50%, 08/13/2023(d)		2,899	3,124
5.00%, 03/15/2023		1,600	1,516	4.88%, 11/04/2044(d)		19,241	20,120
5.88%, 07/15/2022		2,150	2,166	4.88%, 11/04/2044		2,650	2,771
5.88%, 11/15/2024		7,900	7,781	5.63%, 09/21/2035(d)		2,185	2,491
Expo Event Transco Inc				5.63%, 10/18/2043		3,500	4,005
9.00%, 06/15/2021(d)		385	395	6.15%, 10/24/2036		11,328	13,706
LGE HoldCo VI BV				Eldorado Gold Corp
7.13%, 05/15/2024	EUR	7,600	9,622	6.13%, 12/15/2020(d)		6,900	6,796
McGraw-Hill Global Education Holdings LLC				Gold Fields Orogen Holdings BVI Ltd
/ McGraw-Hill Global Education Finance				4.88%, 10/07/2020(d)		1,640	1,480
9.75%, 04/01/2021		$10,038	11,117	4.88%, 10/07/2020		766	691
Nielsen Finance LLC / Nielsen Finance Co				Kazatomprom Natsionalnaya Atomnaya
5.00%, 04/15/2022(d)		9,553	9,606	Kompaniya AO
Numericable-SFR SAS				6.25%, 05/20/2015		550	549
4.88%, 05/15/2019(d)		8,225	8,297	KGHM International Ltd
5.38%, 05/15/2022	EUR	5,465	6,413	7.75%, 06/15/2019(d)		12,715	13,033
Quebecor Media Inc				Mirabela Nickel Ltd
5.75%, 01/15/2023		$3,700	3,820	0.00%, 08/07/2044(a),(c),(e)		138	—
RCN Telecom Services LLC / RCN Capital				Southern Copper Corp
Corp				5.25%, 11/08/2042		1,944	1,787
8.50%, 08/15/2020(d)		1,110	1,189	Vedanta Resources PLC
Sinclair Television Group Inc				6.00%, 01/31/2019(d)		3,603	3,396
5.63%, 08/01/2024(d)		2,425	2,467	7.13%, 05/31/2023(d)		236	218
Sirius XM Radio Inc				8.25%, 06/07/2021(d)		997	992
5.38%, 04/15/2025(d)		6,100	6,131	Yamana Gold Inc
5.88%, 10/01/2020(d)		5,860	6,116	4.95%, 07/15/2024		7,500	7,502
6.00%, 07/15/2024(d)		24,500	25,419				$156,178
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH				Miscellaneous Manufacturing - 0.34%
4.00%, 01/15/2025	EUR	5,500	6,330	Amsted Industries Inc
5.00%, 01/15/2025(d)		$14,050	14,137	5.00%, 03/15/2022(d)		5,750	5,930
5.50%, 01/15/2023(d)		6,792	7,106	5.38%, 09/15/2024(d)		12,744	12,999
Unitymedia KabelBW GmbH				Bombardier Inc
6.13%, 01/15/2025(d)		21,350	22,284	6.13%, 05/15/2021	EUR	3,200	3,917
Univision Communications Inc				CBC Ammo LLC / CBC FinCo Inc
5.13%, 02/15/2025(d)		7,700	7,757	7.25%, 11/15/2021(d)		$9,350	8,508
8.50%, 05/15/2021(d)		5,500	5,899	Gates Global LLC / Gates Global Co
VTR Finance BV				5.75%, 07/15/2022	EUR	4,050	4,229
6.88%, 01/15/2024(d)		20,975	21,703	Trinseo Materials Operating SCA / Trinseo
Ziggo Bond Finance BV				Materials Finance Inc
5.88%, 01/15/2025(d)		5,850	6,069	6.38%, 05/01/2022(d),(h)		4,900	5,557
			$235,837				$41,140

Metal Fabrication & Hardware - 0.15%
JMC Steel Group Inc
8.25%, 03/15/2018(d)		200	167

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities - 15.77%				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				COMM 2014-UBS5 Mortgage Trust
2006-6				3.49%, 09/10/2047(d),(g)	$10,000	$8,416
5.48%, 10/10/2045	$5,000	$ 5,055		COMM 2015-LC19 Mortgage Trust
Banc of America Merrill Lynch Commercial				2.87%, 02/10/2048(d),(g)	5,000	4,099
Mortgage Inc				3.18%, 02/10/2048(g)	7,580	7,775
4.77%, 07/10/2043	14,250	13,506		Commercial Mortgage Pass Through
4.85%, 07/10/2043	9,500	7,868		Certificates
5.46%, 11/10/2042(g)	3,044	3,042		3.50%, 02/10/2047(d)	18,498	14,599
BCAP LLC 2013-RR4 Trust				Commercial Mortgage Trust 2007-GG9
4.07%, 02/13/2051(c),(d),(g)	40,390	2,464		5.51%, 03/10/2039	53,926	51,274
6.07%, 02/13/2051(c),(d),(g)	11,334	11,333		5.53%, 03/10/2039	14,000	8,385
CD 2006-CD2 Mortgage Trust				Credit Suisse Commercial Mortgage Trust
5.56%, 01/15/2046(g)	8,435	8,015		Series 2006-C1
CD 2006-CD3 Mortgage Trust				5.65%, 02/15/2039(g)	10,045	10,253
5.69%, 10/15/2048(g)	15,650	15,158		5.65%, 02/15/2039(g)	3,790	3,841
CD 2007-CD4 Commercial Mortgage Trust				5.65%, 02/15/2039(g)	19,700	19,398
5.40%, 12/11/2049	43,110	36,173		5.65%, 02/15/2039(d),(g)	23,036	22,272
CFCRE Commercial Mortgage Trust 2011-				Credit Suisse Commercial Mortgage Trust
C1				Series 2006-C2
5.40%, 04/15/2044(d),(g)	5,550	6,296		5.86%, 03/15/2039(g)	1,000	1,021
Citigroup Commercial Mortgage Trust 2007-				Credit Suisse Commercial Mortgage Trust
C6				Series 2006-C4
5.90%, 07/10/2017(d),(g)	30,000	29,783		5.54%, 09/15/2039(g)	29,489	29,504
5.90%, 12/10/2049(g)	26,680	26,438		Credit Suisse Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2012-				Series 2007-C1
GC8				5.42%, 02/15/2040	15,000	15,479
5.00%, 09/10/2045(d),(g)	1,875	1,787		5.46%, 02/15/2040	35,000	18,032
Citigroup Commercial Mortgage Trust 2013-				Credit Suisse Commercial Mortgage Trust
GC15				Series 2007-C5
4.25%, 09/10/2046(d),(g)	16,492	13,970		0.43%, 09/15/2040(d),(g)	316,003	1,806
5.28%, 09/10/2046(d),(g)	18,100	18,281		Credit Suisse First Boston Mortgage Securities
Citigroup Commercial Mortgage Trust 2013-				Corp
GC17				5.10%, 08/15/2038	1,500	1,514
1.68%, 11/10/2046(g)	73,915	5,414		5.23%, 12/15/2040	6,250	6,301
Citigroup Commercial Mortgage Trust 2014-				5.23%, 12/15/2040(d),(g)	6,700	6,510
GC19				DBUBS 2011-LC1 Mortgage Trust
1.40%, 03/10/2047(d),(g)	15,244	1,196		0.32%, 11/10/2046(d),(g)	142,384	2,370
Citigroup Commercial Mortgage Trust 2014-				DBUBS 2011-LC2 Mortgage Trust
GC23				1.56%, 07/10/2044(d),(g)	16,900	736
1.45%, 07/10/2047(d),(g)	55,444	4,371		DBUBS 2011-LC3 Mortgage Trust
COMM 2012-CCRE1 Mortgage Trust				3.75%, 08/10/2044(d)	12,029	10,909
2.46%, 05/15/2045(d)	13,993	11,129		FHLMC Multifamily Structured Pass Through
5.54%, 05/15/2045(d),(g)	3,139	3,305		Certificates
COMM 2012-CCRE4 Mortgage Trust				0.85%, 03/25/2020(g)	153,117	4,518
4.73%, 10/15/2045(d),(g)	5,000	5,025		1.31%, 01/25/2021(g)	61,592	3,434
COMM 2012-CCRE5 Mortgage Trust				1.50%, 11/25/2019(g)	58,731	3,002
4.48%, 12/10/2045(d),(g)	3,375	3,474		1.51%, 04/25/2041(g)	86,714	5,489
4.48%, 12/10/2045(d),(g)	7,500	7,346		1.63%, 08/25/2020(g)	29,287	1,699
COMM 2013-CCRE11 Mortgage Trust				1.67%, 08/25/2040(g)	73,469	4,543
1.04%, 10/10/2046(c),(d),(g)	40,266	2,196		1.72%, 06/25/2042(g)	13,000	796
4.37%, 10/10/2046(d),(g)	5,108	4,454		1.75%, 08/25/2016(g)	24,133	357
5.34%, 10/10/2046(d),(g)	13,519	13,657		1.76%, 04/25/2045(g)	48,322	2,910
Comm 2013-CCRE13 Mortgage Trust				1.78%, 04/25/2017(g)	92,204	2,143
4.91%, 12/10/2023(d),(g)	11,000	9,731		1.97%, 11/25/2039(g)	28,598	1,748
COMM 2013-CCRE6 Mortgage Trust				2.07%, 09/25/2039(g)	32,000	2,000
1.66%, 03/10/2046(g)	88,056	5,456		2.17%, 10/25/2025(g)	47,207	3,023
4.31%, 03/10/2046(d),(g)	21,400	20,578		2.29%, 12/25/2039(g)	15,514	1,933
4.31%, 03/10/2046(d),(g)	10,500	9,060		2.36%, 01/25/2041(g)	15,805	1,811
COMM 2013-CCRE7 Mortgage Trust				2.61%, 07/25/2039(g)	89,000	6,560
4.49%, 03/10/2046(d),(g)	7,500	7,176		2.66%, 11/25/2041(g)	25,000	3,622
COMM 2013-LC6 Mortgage Trust				2.66%, 12/25/2043(g)	18,309	2,360
4.43%, 01/10/2046(d),(g)	15,205	14,644		2.89%, 08/25/2039(g)	8,877	1,345
COMM 2014-CCRE17 Mortgage Trust				2.90%, 01/25/2043(g)	85,739	12,149
0.96%, 05/10/2047(d),(g)	62,604	3,204		3.33%, 02/25/2042(g)	21,495	3,639
4.46%, 05/10/2047(d),(g)	5,311	4,336		3.61%, 06/25/2041(g)	4,400	841
4.96%, 05/10/2047(d),(g)	17,469	17,117		4.60%, 11/25/2044	1,800	405
Comm 2014-UBS2 Mortgage Trust				FREMF 2011-K704 Mortgage Trust
5.18%, 03/10/2047(d),(g)	13,190	12,945		0.10%, 10/25/2030(d),(g)	574,333	1,597
COMM 2014-UBS3 Mortgage Trust				GE Capital Commercial Mortgage Corp
1.45%, 06/10/2047(d),(g)	60,721	4,694		4.82%, 06/10/2048(g)	3,364	3,362
4.82%, 06/10/2047(d)	21,861	21,071

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
GE Commercial Mortgage Corp Series 2007-					JP Morgan Chase Commercial Mortgage
C1 Trust					Securities Trust 2011-C3
5.54%, 12/10/2049(d)	$9,000	$ 9,395			4.41%, 02/15/2046(d)	$4,330	$3,992
5.61%, 12/10/2049(g)	10,000	10,477			JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Corp II					Securities Trust 2011-C5
5.02%, 11/10/2045(d),(g)	10,000	10,126			4.00%, 08/15/2046(d)	6,000	5,609
5.02%, 11/10/2045(d),(g)	8,500	7,871			5.50%, 08/15/2046(d),(g)	4,844	5,226
GS Mortgage Securities Trust 2010-C2					JP Morgan Chase Commercial Mortgage
5.40%, 12/10/2043(d),(g)	10,000	10,666			Securities Trust 2012-C6
GS Mortgage Securities Trust 2011-GC5					2.97%, 05/15/2045(d)	7,500	6,001
5.48%, 08/10/2044(d),(g)	20,000	21,234			5.38%, 05/15/2045(d),(g)	3,835	3,977
5.48%, 08/10/2044(d),(g)	3,660	3,714			JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2012-GC6					Securities Trust 2013-C10
0.25%, 01/10/2045(d),(g)	226,539	2,578			0.44%, 12/15/2047(d),(g)	276,436	6,586
GS Mortgage Securities Trust 2012-GCJ7					JP Morgan Chase Commercial Mortgage
5.91%, 05/10/2045(d),(g)	7,429	7,915			Securities Trust 2013-C16
GS Mortgage Securities Trust 2013-GC16					1.43%, 12/15/2046(d),(g)	20,750	1,703
3.50%, 11/10/2046(d),(g)	2,500	1,975			3.74%, 12/15/2046(d)	10,000	8,104
5.49%, 11/10/2046(d),(g)	3,544	3,636			5.18%, 12/15/2046(d),(g)	16,203	16,255
GS Mortgage Securities Trust 2013-GCJ14					JP Morgan Chase Commercial Mortgage
4.93%, 08/10/2046(d),(g)	3,500	3,476			Securities Trust 2013-LC11
4.93%, 08/10/2046(d),(g)	7,742	7,245			1.13%, 04/15/2046(d),(g)	49,841	2,907
4.93%, 08/10/2046(d),(g)	2,500	2,186			1.71%, 04/15/2046(g)	118,399	9,932
GS Mortgage Securities Trust 2014-GC26					JP Morgan Chase Commercial Mortgage
1.26%, 11/10/2047(g)	75,560	5,863			Securities Trust 2014-C20
JP Morgan Chase Commercial Mortgage					1.32%, 07/15/2047(g)	95,676	6,239
Securities Trust 2005-CIBC12					JPMBB Commercial Mortgage Securities
4.99%, 09/12/2037	200	201			Trust 2013-C12
JP Morgan Chase Commercial Mortgage					4.22%, 07/15/2045(g)	16,826	16,135
Securities Trust 2005-LDP1					JPMBB Commercial Mortgage Securities
5.88%, 03/15/2046(d),(g)	13,300	13,312			Trust 2013-C15
JP Morgan Chase Commercial Mortgage					5.25%, 11/15/2045(d),(g)	18,750	18,984
Securities Trust 2005-LDP4					JPMBB Commercial Mortgage Securities
5.13%, 10/15/2042	7,800	7,531			Trust 2014-C18
JP Morgan Chase Commercial Mortgage					1.31%, 02/15/2047(g)	59,227	3,785
Securities Trust 2006-CIBC14					4.97%, 02/15/2047(d),(g)	10,000	9,672
5.71%, 12/12/2044(g)	18,340	18,216			JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage					Trust 2014-C23
Securities Trust 2006-CIBC16					1.03%, 09/15/2047(g)	443,695	22,042
5.62%, 05/12/2045	20,140	20,503			JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage					Trust 2014-C24
Securities Trust 2006-CIBC17					1.24%, 11/15/2047(g)	129,709	8,633
5.49%, 12/12/2043	30,435	20,635			4.07%, 11/15/2047(d),(g)	18,500	16,651
JP Morgan Chase Commercial Mortgage					JPMBB Commercial Mortgage Securities
Securities Trust 2006-LDP6					Trust 2014-C26
5.68%, 04/15/2043(g)	5,599	5,636			4.57%, 01/15/2048(g)	10,000	10,363
JP Morgan Chase Commercial Mortgage					JPMBB Commercial Mortgage Securities
Securities Trust 2006-LDP7					Trust 2015-C28
6.06%, 04/15/2045(g)	9,000	9,024			1.21%, 10/15/2048(g)	63,000	4,930
JP Morgan Chase Commercial Mortgage					4.24%, 10/15/2048(g)	8,600	8,506
Securities Trust 2006-LDP8					LB Commercial Mortgage Trust 2007-C3
5.52%, 05/15/2045(g)	8,628	8,830			6.11%, 07/15/2044(g)	5,000	5,225
JP Morgan Chase Commercial Mortgage					6.11%, 07/15/2044(g)	12,738	12,843
Securities Trust 2006-LDP9				LB	-UBS Commercial Mortgage Trust 2003-
5.34%, 05/15/2047	1,000	1,000			C8
JP Morgan Chase Commercial Mortgage					0.36%, 09/15/2037(d),(g)	874	—
Securities Trust 2007-C1				LB	-UBS Commercial Mortgage Trust 2004-
6.16%, 02/15/2051(g)	17,000	18,339			C1
JP Morgan Chase Commercial Mortgage					5.00%, 01/15/2036	1,000	1,012
Securities Trust 2007-CIBC19				LB	-UBS Commercial Mortgage Trust 2005-
5.89%, 02/12/2049(g)	35,000	32,633			C3
JP Morgan Chase Commercial Mortgage					4.95%, 07/15/2040(g)	5,000	5,008
Securities Trust 2007-CIBC20				LB	-UBS Commercial Mortgage Trust 2006-
6.38%, 02/12/2051(d),(g)	5,755	5,852			C6
JP Morgan Chase Commercial Mortgage					5.47%, 09/15/2039(g)	8,500	8,635
Securities Trust 2010-C1				LB	-UBS Commercial Mortgage Trust 2006-
3.77%, 06/15/2043(d)	5,000	1,753			C7
JP Morgan Chase Commercial Mortgage					5.41%, 11/15/2038	28,000	26,835
Securities Trust 2010-CNTR				LB	-UBS Commercial Mortgage Trust 2007-
2.22%, 08/05/2032(d),(g)	12,060	895			C1
					5.48%, 02/15/2040	10,000	10,350

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
LB	-UBS Commercial Mortgage Trust 2007-				Morgan Stanley Bank of America Merrill
	C6				Lynch Trust 2015-C20
	6.33%, 07/15/2040(g)	$22,000	$ 23,124		1.54%, 02/15/2048(d),(g)	$41,500	$4,599
	6.36%, 07/15/2040(g)	13,250	13,518		Morgan Stanley Capital I Trust 2006-HQ10
	6.36%, 07/15/2040(g)	8,841	8,610		5.39%, 11/12/2041(g)	16,450	16,954
LB	-UBS Commercial Mortgage Trust 2007-				Morgan Stanley Capital I Trust 2007-HQ13
	C7				5.93%, 12/15/2044	14,275	14,682
	6.46%, 09/15/2045(g)	10,500	11,211		Morgan Stanley Capital I Trust 2011-C3
LB	-UBS Commercial Mortgage Trust 2008-				1.40%, 07/15/2049(d),(g)	40,412	1,359
	C1				MSBAM Commercial Mortgage Securities
	6.32%, 04/15/2041(g)	13,964	11,450		Trust 2012-CKSV
	Merrill Lynch Mortgage Trust 2005-LC1				3.28%, 10/15/2022(d)	5,000	5,070
	5.55%, 01/12/2044(g)	2,300	2,356		UBS Commercial Mortgage Trust 2012-C1
	Merrill Lynch Mortgage Trust 2006-C1				0.45%, 05/10/2045(d),(g)	143,076	3,305
	5.87%, 05/12/2039(g)	9,000	9,120		5.00%, 05/10/2045(d)	8,000	7,386
	5.87%, 05/12/2039(g)	15,000	11,967		UBS-Barclays Commercial Mortgage Trust
	Merrill Lynch Mortgage Trust 2006-C2				2012-C2
	5.80%, 08/12/2043(g)	28,000	28,263		1.90%, 05/10/2063(d),(g)	36,715	2,716
	Merrill Lynch Mortgage Trust 2007-C1				UBS-Barclays Commercial Mortgage Trust
	6.03%, 06/12/2050(g)	15,870	274		2012-C3
	6.03%, 06/12/2050(g)	12,394	124		4.96%, 08/10/2049(d),(g)	20,994	19,658
ML	-CFC Commercial Mortgage Trust 2006-				5.12%, 08/10/2049(d),(g)	25,827	26,471
	3				UBS-Barclays Commercial Mortgage Trust
	5.48%, 07/12/2046(g)	24,265	24,824		2012-C4
	5.52%, 07/12/2046(g)	15,825	14,350		4.65%, 12/10/2045(d),(g)	21,000	20,821
	5.55%, 07/12/2046(g)	2,500	1,897		4.65%, 12/10/2045(d),(g)	17,981	16,330
ML	-CFC Commercial Mortgage Trust 2006-				UBS-Barclays Commercial Mortgage Trust
	4				2013-C5
	5.24%, 12/12/2049(g)	18,280	18,551		4.23%, 03/10/2046(d),(g)	9,150	8,777
ML	-CFC Commercial Mortgage Trust 2007-				4.23%, 03/10/2046(d),(g)	2,500	2,116
	5				Wachovia Bank Commercial Mortgage Trust
	5.45%, 08/12/2048	14,700	14,326		Series 2006-C26
ML	-CFC Commercial Mortgage Trust 2007-				6.20%, 06/15/2045(g)	13,067	13,193
	9				Wachovia Bank Commercial Mortgage Trust
	0.57%, 09/12/2049(g)	15,119	34		Series 2006-C29
	6.19%, 09/12/2049(g)	35,000	34,798		5.37%, 11/15/2048	30,879	31,421
	Morgan Stanley Bank of America Merrill				Wachovia Bank Commercial Mortgage Trust
	Lynch Trust 2012-C5				Series 2007-C30
	0.15%, 08/15/2045(d),(g)	221,584	1,331		5.41%, 12/15/2043(g)	12,715	13,015
	4.70%, 08/15/2045(d),(g)	6,787	6,919		5.46%, 12/15/2043(g)	6,778	7,134
	Morgan Stanley Bank of America Merrill				5.48%, 12/15/2043	5,500	5,607
	Lynch Trust 2013-C10				Wachovia Bank Commercial Mortgage Trust
	4.22%, 07/15/2046(d),(g)	5,609	5,473		Series 2007-C34
	Morgan Stanley Bank of America Merrill				6.22%, 05/15/2046(g)	8,718	8,897
	Lynch Trust 2013-C11				Wachovia Commercial Mortgage Securities
	0.87%, 08/15/2046(g)	166,115	4,445		Inc Commercial Mortgage Pass Through
	Morgan Stanley Bank of America Merrill				Certificates Series 2003 C5
	Lynch Trust 2013-C8				2.31%, 06/15/2035(d),(g)	507	17
	1.61%, 12/15/2048(g)	66,728	3,900		Wells Fargo Commercial Mortgage Trust
	4.31%, 12/15/2048(d),(g)	18,500	18,108		2010-C1
	Morgan Stanley Bank of America Merrill				0.67%, 11/15/2043(d),(g)	13,678	393
	Lynch Trust 2013-C9				Wells Fargo Commercial Mortgage Trust
	4.30%, 05/15/2046(d),(g)	4,150	3,589		2014-LC18
	Morgan Stanley Bank of America Merrill				1.36%, 12/15/2047(g)	86,712	7,065
	Lynch Trust 2014-C14				3.96%, 12/15/2047(d),(g)	13,500	11,906
	4.99%, 02/15/2047(d),(g)	7,331	6,828		WFRBS Commercial Mortgage Trust 2011-
	Morgan Stanley Bank of America Merrill				C4
	Lynch Trust 2014-C15				0.86%, 06/15/2044(d),(g)	109,246	2,407
	1.06%, 04/15/2047(c),(d),(g)	67,485	3,965		WFRBS Commercial Mortgage Trust 2011-
	5.06%, 04/15/2047(d),(g)	9,786	9,676		C5
	5.06%, 04/15/2047(d),(g)	4,000	3,688		0.17%, 11/15/2044(d),(g)	121,416	902
	Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2013-
	Lynch Trust 2014-C16				C11
	4.42%, 06/15/2047(d),(g)	10,000	8,093		4.32%, 03/15/2045(d),(g)	9,900	8,518
	4.92%, 06/15/2047(d),(g)	14,500	14,072		WFRBS Commercial Mortgage Trust 2014-
	4.92%, 06/15/2047(g)	5,510	5,855		C20
	Morgan Stanley Bank of America Merrill				3.99%, 05/15/2047(d),(g)	10,000	9,120
	Lynch Trust 2014-C18				WFRBS Commercial Mortgage Trust 2014-
	1.15%, 10/15/2047(g)	101,704	5,463		C22
	4.49%, 10/15/2047	4,408	4,523		3.92%, 09/15/2057(g)	8,500	8,422
					4.06%, 09/15/2057(d),(g)	10,000	9,003

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
WFRBS Commercial Mortgage Trust 2014-				Keane Group Holdings
C24				8.75%, 08/08/2019(c),(e),(g)	$2,259	$2,135
3.69%, 11/15/2047(d)		$11,047	$9,689	8.75%, 08/08/2019(c),(e),(g)	6,777	6,404
			$1,881,063	Legacy Reserves LP / Legacy Reserves
				Finance Corp
Municipals - 0.01%				6.63%, 12/01/2021	20,941	17,591
Bogota Distrito Capital				8.00%, 12/01/2020	14,228	12,414
9.75%, 07/26/2028	COP	1,900,000	960	Lonestar Resources America Inc
				8.75%, 04/15/2019(d)	2,850	2,209
Oil & Gas - 5.40%				MEG Energy Corp
Antero Resources Corp				6.50%, 03/15/2021(d)	3,000	2,963
5.13%, 12/01/2022		$3,300	3,284	Memorial Production Partners LP / Memorial
5.38%, 11/01/2021		3,500	3,535	Production Finance Corp
5.63%, 06/01/2023(d)		7,000	7,149	6.88%, 08/01/2022(d)	17,916	16,796
Atlas Energy Holdings Operating Co LLC /				7.63%, 05/01/2021	12,257	11,981
Atlas Resource Finance Corp				Memorial Resource Development Corp
7.75%, 01/15/2021		9,283	7,194	5.88%, 07/01/2022(d)	6,700	6,499
9.25%, 08/15/2021		10,462	8,317	Milagro Oil & Gas Inc
Bill Barrett Corp				0.00%, 05/15/2016(a),(e)	5,765	1,153
7.63%, 10/01/2019		2,715	2,640	Nostrum Oil & Gas Finance BV
Blue Racer Midstream LLC / Blue Racer				6.38%, 02/14/2019(d)	1,318	1,255
Finance Corp				Odebrecht Drilling Norbe VIII/IX Ltd
6.13%, 11/15/2022(d)		2,700	2,808	6.35%, 06/30/2021	1,211	1,127
BreitBurn Energy Partners LP / BreitBurn				Pacific Rubiales Energy Corp
Finance Corp				5.13%, 03/28/2023(d)	5,591	3,956
7.88%, 04/15/2022		26,381	21,632	Pertamina Persero PT
8.63%, 10/15/2020		6,460	5,459	4.30%, 05/20/2023(d)	5,503	5,462
Chesapeake Energy Corp				5.25%, 05/23/2021	1,000	1,066
3.53%, 04/15/2019(g)		2,100	2,016	6.50%, 05/27/2041	320	342
CNOOC Finance 2015 USA LLC				Petrobras Global Finance BV
3.50%, 05/05/2025(h)		6,172	6,097	3.88%, 01/27/2016	659	660
Comstock Resources Inc				6.88%, 01/20/2040	4,000	3,763
10.00%, 03/15/2020 (d)		9,100	8,918	Petroleos de Venezuela SA
CrownRock LP / CrownRock Finance Inc				5.25%, 04/12/2017	34,948	20,441
7.75%, 02/15/2023(d)		10,650	11,289	8.50%, 11/02/2017	98,350	76,074
Delek & Avner Tamar Bond Ltd				9.00%, 11/17/2021	12,250	5,971
5.08%, 12/30/2023(d)		3,806	3,858	Petroleos Mexicanos
5.41%, 12/30/2025(d)		952	972	5.63%, 01/23/2046(d)	1,400	1,403
Ecopetrol SA				6.50%, 06/02/2041	700	773
5.88%, 05/28/2045		6,054	5,804	Precision Drilling Corp
EP PetroEcuador via Noble Sovereign				5.25%, 11/15/2024	6,400	5,536
Funding I Ltd				PTT Exploration & Production PCL
5.90%, 09/24/2019(g)		21,757	20,126	4.88%, 12/29/2049(d),(g)	6,955	7,025
Gazprom OAO Via Gaz Capital SA				Puma International Financing SA
4.30%, 11/12/2015(d)		3,120	3,124	6.75%, 02/01/2021(d)	11,117	11,562
4.95%, 07/19/2022(d)		4,677	4,338	QEP Resources Inc
6.51%, 03/07/2022(d)		4,260	4,273	5.25%, 05/01/2023	3,050	3,058
8.15%, 04/11/2018(d)		454	481	Rex Energy Corp
9.25%, 04/23/2019(d)		3,701	4,106	6.25%, 08/01/2022(d)	7,620	5,791
9.25%, 04/23/2019		10,691	11,862	8.88%, 12/01/2020	5,580	4,799
GeoPark Latin America Ltd Agencia en Chile				Rice Energy Inc
7.50%, 02/11/2020(d)		3,520	2,992	7.25%, 05/01/2023(d)	3,750	3,900
Gulfport Energy Corp				Rosneft Oil Co via Rosneft International
6.63%, 05/01/2023(d)		5,150	5,240	Finance Ltd
7.75%, 11/01/2020		5,700	6,014	3.15%, 03/06/2017(d)	8,898	8,453
Halcon Resources Corp				RSP Permian Inc
8.63%, 02/01/2020(d),(h)		7,000	7,284	6.63%, 10/01/2022(d)	3,630	3,768
IronGate Energy Services LLC				SandRidge Energy Inc
11.00%, 07/01/2018 (d),(e)		2,400	1,536	7.50%, 03/15/2021	3,450	2,372
KazMunayGas National Co JSC				8.13%, 10/15/2022	6,600	4,488
4.40%, 04/30/2023(d)		19,898	18,853	Seven Generations Energy Ltd
4.40%, 04/30/2023		1,959	1,856	6.75%, 05/01/2023(d)	9,125	9,296
4.88%, 05/07/2025(d)		2,807	2,651	8.25%, 05/15/2020(d)	8,875	9,518
5.75%, 04/30/2043(d)		10,655	9,658	Sinopec Capital 2013 Ltd
5.75%, 04/30/2043		2,309	2,093	3.13%, 04/24/2023(d)	2,439	2,406
6.00%, 11/07/2044(d)		13,164	12,045	Sinopec Group Overseas Development 2012
6.00%, 11/07/2044		5,248	4,802	Ltd
6.38%, 04/09/2021		20,427	21,617	4.88%, 05/17/2042(d)	1,053	1,149
6.38%, 04/09/2021(d)		17,103	18,099	Sinopec Group Overseas Development 2015
7.00%, 05/05/2020		11,442	12,460	Ltd
7.00%, 05/05/2020(d)		2,110	2,298	3.25%, 04/28/2025(d)	8,300	8,119
9.13%, 07/02/2018(d)		9,682	10,960

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Pipelines - 0.36%
State Oil Co of the Azerbaijan Republic				Crestwood Midstream Partners LP /
4.75%, 03/13/2023		$7,340	$7,118	Crestwood Midstream Finance Corp
5.45%, 02/09/2017		2,161	2,236	6.13%, 03/01/2022		$3,247	$3,352
Summit Midstream Holdings LLC / Summit				6.25%, 04/01/2023(d)		2,800	2,926
Midstream Finance Corp				Enterprise Products Operating LLC
5.50%, 08/15/2022		900	860	7.03%, 01/15/2068(g)		2,950	3,197
Ultra Petroleum Corp				Gibson Energy Inc
5.75%, 12/15/2018(d)		6,150	5,781	6.75%, 07/15/2021(d)		9,150	9,526
Unit Corp				Oleoducto Central SA
6.63%, 05/15/2021		9,640	9,254	4.00%, 05/07/2021(d)		2,264	2,262
Whiting Petroleum Corp				Rose Rock Midstream LP / Rose Rock
5.00%, 03/15/2019		4,700	4,688	Finance Corp
YPF SA				5.63%, 07/15/2022		3,250	3,250
8.50%, 07/28/2025(d)		9,000	9,135	Sabine Pass Liquefaction LLC
8.75%, 04/04/2024(d)		12,579	13,128	5.63%, 04/15/2023		5,200	5,252
8.88%, 12/19/2018(d)		2,032	2,146	5.63%, 03/01/2025(d)		5,200	5,229
Zhaikmunai LLP				5.75%, 05/15/2024		3,100	3,131
7.13%, 11/13/2019(d)		6,277	5,916	6.25%, 03/15/2022		4,224	4,435
			$643,680				$42,560

Oil & Gas Services - 0.08%				Real Estate - 0.22%
BIBBY Offshore Services PLC				China Overseas Finance Cayman V Ltd
7.50%, 06/15/2021	GBP	1,900	2,540	3.95%, 11/15/2022		1,800	1,800
FTS International Inc				Country Garden Holdings Co Ltd
6.25%, 05/01/2022(d)		$7,343	5,838	7.25%, 04/04/2021(d)		250	258
Trinidad Drilling Ltd				7.25%, 04/04/2021		690	713
7.88%, 01/15/2019(d)		1,770	1,726	7.88%, 05/27/2019		3,000	3,199
			$10,104	Greystar Real Estate Partners LLC
				8.25%, 12/01/2022(d)		2,000	2,115
Packaging & Containers - 0.38%				Kennedy-Wilson Inc
Ardagh Packaging Finance PLC				5.88%, 04/01/2024		6,600	6,683
9.25%, 10/15/2020	EUR	6,205	7,438	Longfor Properties Co Ltd
Ardagh Packaging Finance PLC / Ardagh				6.88%, 10/18/2019		1,500	1,556
Holdings USA Inc				MAF Global Securities Ltd
4.25%, 01/15/2022		1,000	1,147	7.13%, 10/29/2049(g)		8,700	9,329
Crown European Holdings SA							$25,653
4.00%, 07/15/2022		2,500	2,997
Kloeckner Pentaplast of America Inc				Regional Authority - 0.08%
7.13%, 11/01/2020(d)		800	908	Brazil Loan Trust 1
Novelis Inc				5.48%, 07/24/2023(c),(d)		9,925	9,875
8.38%, 12/15/2017		$2,000	2,080
OI European Group BV
4.88%, 03/31/2021	EUR	1,655	2,058	REITS- 0.10%
				GEO Group Inc/The
Reynolds Group Issuer Inc / Reynolds Group				5.88%, 10/15/2024		5,200	5,525
Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.				Iron Mountain Inc
5.75%, 10/15/2020		8,300	8,673	5.75%, 08/15/2024		3,650	3,778
6.88%, 02/15/2021(g)		$7,900	8,300	MPT Operating Partnership LP / MPT Finance
				Corp
SGD Group SAS				5.75%, 10/01/2020	EUR	1,800	2,198
5.63%, 05/15/2019	EUR	2,400	2,776
SIG Combibloc Holdings SCA							$11,501
7.75%, 02/15/2023		7,700	9,262	Retail - 1.22%
			$45,639	1011778 BC ULC / New Red Finance Inc
				6.00%, 04/01/2022(d)		$21,140	21,827
Pharmaceuticals - 0.84%				AmeriGas Finance LLC/AmeriGas Finance
Capsugel SA
7.00%, PIK 7.75%, 05/15/2019(d),(f)		$8,125	8,288	Corp
DPx Holdings BV				6.75%, 05/20/2020		1,000	1,061
7.50%, 02/01/2022(d)		9,550	10,016	7.00%, 05/20/2022		6,290	6,737
				Checkers Drive-In Restaurants Inc
Grifols Worldwide Operations Ltd				11.00%, 12/01/2017 (d)		6,470	7,036
5.25%, 04/01/2022(d)		3,400	3,476
				Family Tree Escrow LLC
JLL/Delta Dutch Pledgeco BV				5.75%, 03/01/2023(d)		1,500	1,575
8.75%, PIK 9.50%, 05/01/2020(d),(f),(h)		9,575	9,671
Valeant Pharmaceuticals International Inc				Ferrellgas LP / Ferrellgas Finance Corp
4.50%,05/15/2023(d)	EUR	7,700	8,711	6.75%, 01/15/2022		3,400	3,494
5.38%, 03/15/2020(d)		$4,750	4,872	GRD Holdings III Corp
				10.75%, 06/01/2019 (d)		15,790	17,132
5.50%, 03/01/2023(d)		10,825	10,960
5.88%, 05/15/2023(d)		22,800	23,399	Group 1 Automotive Inc
				5.00%, 06/01/2022(d)		3,332	3,349
6.13%, 04/15/2025(d)		9,870	10,184
6.38%, 10/15/2020(d)		9,625	10,142	Jo-Ann Stores Holdings Inc
				9.75%, PIK 10.50%, 10/15/2019 (d),(f)		2,045	1,973
			$99,719	Jo-Ann Stores LLC
				8.13%, 03/15/2019(d)		8,932	8,910

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Sovereign (continued)
Men's Wearhouse Inc/The				Brazilian Government International
7.00%, 07/01/2022(d)		$3,275	$3,472	Bond (continued)
Nathan's Famous Inc				5.00%, 01/27/2045		$25,467	$23,875
10.00%, 03/15/2020 (d),(e)		16,750	17,881	7.13%, 01/20/2037		13,399	16,246
NPC International Inc / NPC Operating Co A				8.25%, 01/20/2034		4,587	6,055
Inc / NPC Operating Co B Inc				Colombia Government International Bond
10.50%, 01/15/2020		550	580	4.00%, 02/26/2024		4,967	5,104
Party City Holdings Inc				4.38%, 07/12/2021		2,184	2,317
8.88%, 08/01/2020		6,100	6,596	5.00%, 06/15/2045		2,676	2,703
Petco Animal Supplies Inc				6.13%, 01/18/2041		2,000	2,340
9.25%, 12/01/2018(d)		2,300	2,418	7.38%, 09/18/2037		2,685	3,578
Rite Aid Corp				7.75%, 04/14/2021	COP	3,538,000	1,669
6.13%, 04/01/2023(d)		17,470	18,103	8.13%, 05/21/2024		$2,392	3,172
6.75%, 06/15/2021		5,770	6,109	9.85%, 06/28/2027	COP	6,738,000	3,708
Stonegate Pub Co Financing PLC				11.75%, 02/25/2020		$4,493	6,207
5.75%, 04/15/2019	GBP	3,850	5,939	10.38%, 01/28/2033		5,359	8,414
Suburban Propane Partners LP/Suburban				Colombian TES
Energy Finance Corp				7.75%, 09/18/2030	COP	12,905,300	5,560
5.50%, 06/01/2024		$6,400	6,576	Costa Rica Government International Bond
5.75%, 03/01/2025		350	362	4.25%, 01/26/2023		$24,886	23,642
Twinkle Pizza PLC				4.38%, 04/30/2025(d)		11,307	10,516
6.63%, 08/01/2021	GBP	3,000	4,846	4.38%, 04/30/2025		5,000	4,650
			$145,976	7.00%, 04/04/2044(d)		1,572	1,615
				Croatia Government International Bond
Semiconductors - 0.20%				5.50%, 04/04/2023		4,694	4,983
Micron Technology Inc				6.38%, 03/24/2021(d)		3,033	3,344
5.25%, 08/01/2023(d)		$9,700	9,734
5.25%, 01/15/2024(d)		8,400	8,316	6.75%, 11/05/2019		8,359	9,314
5.63%, 01/15/2026(d)		2,400	2,370	Dominican Republic International Bond
				5.88%, 04/18/2024(d)		24,044	25,487
Sensata Technologies BV				6.60%, 01/28/2024		8,380	9,176
5.00%, 10/01/2025(d)		3,600	3,717	6.85%, 01/27/2045(d)		571	597
			$24,137	7.45%, 04/30/2044(d)		17,627	19,830
Software - 0.76%				7.50%, 05/06/2021		20,227	22,755
Aspect Software Inc				7.50%, 05/06/2021(d)		2,600	2,925
10.63%, 05/15/2017 (e)		10,976	9,604	El Salvador Government International Bond
Audatex North America Inc				5.88%, 01/30/2025		4,172	4,146
6.00%, 06/15/2021(d)		17,400	17,971	6.38%, 01/18/2027(d)		5,313	5,406
6.13%, 11/01/2023(d)		10,600	11,051	7.38%, 12/01/2019		3,500	3,832
Eagle Midco Inc				7.65%, 06/15/2035		5,700	5,999
9.00%, PIK 9.75%, 06/15/2018(d),(f)		8,500	8,659	7.75%, 01/24/2023		7,288	8,181
Epicor Software Corp				8.25%, 04/10/2032		4,231	4,866
8.63%, 05/01/2019		5,200	5,434	Export Credit Bank of Turkey
First Data Corp				5.38%, 11/04/2016(d)		250	259
8.75%, PIK 10.00%, 01/15/2022 (d),(f)		2,320	2,482	Federal Democratic Republic of Ethiopia
Infor US Inc				6.63%, 12/11/2024(d)		8,397	8,418
6.50%, 05/15/2022(d)		13,350	13,717	Financing of Infrastrucural Projects State
Nuance Communications Inc				Enterprise
5.38%, 08/15/2020(d)		13,182	13,314	9.00%, 12/07/2017		6,746	3,036
Open Text Corp				Gabonese Republic
5.63%, 01/15/2023(d)		8,075	8,378	6.38%, 12/12/2024(d)		6,682	6,746
			$90,610	Hungary Government International Bond
				5.75%, 11/22/2023		8,228	9,456
Sovereign - 9.17%				6.00%, 01/11/2019	EUR	3,738	4,927
Argentina Bonar Bonds				Indonesia Government International Bond
7.00%, 04/17/2017		43,431	41,488	3.38%, 04/15/2023(d)		$18,272	17,884
Argentine Republic Government International				4.88%, 05/05/2021		3,755	4,093
Bond				5.13%, 01/15/2045(d)		9,958	10,232
0.00%, 11/14/2002(a)	EUR	734	758	5.25%, 01/17/2042		2,766	2,870
0.00%, 11/26/2003(a)		320	331	5.25%, 01/17/2042(d)		2,000	2,075
0.00%, 03/04/2004(a)		545	563	5.38%, 10/17/2023		3,064	3,420
0.00%, 09/07/2007(a)		532	550	5.88%, 03/13/2020(d)		2,000	2,265
0.00%, 05/26/2009(a)		2,200	2,273	5.88%, 03/13/2020		3,000	3,397
0.00%, 03/31/2023(a)		1,755	1,813	6.63%, 02/17/2037		4,105	4,982
0.00%, 03/31/2023(a),(g)		$2,110	2,639	6.75%, 01/15/2044(d)		2,937	3,715
0.00%, 03/31/2023(a)		5,543	6,932	7.75%, 01/17/2038		3,643	4,968
Banco Nacional de Desenvolvimento				8.50%, 10/12/2035		6,760	9,768
Economico e Social				11.63%, 03/04/2019 (d)		850	1,133
5.50%, 07/12/2020		1,080	1,141	Indonesia Treasury Bond
Brazil Minas SPE via State of Minas Gerais				7.00%, 05/15/2022	IDR	10,060,000	747
5.33%, 02/15/2028(g)		10,522	10,312	7.88%, 04/15/2019		30,020,000	2,337
Brazilian Government International Bond				8.38%, 03/15/2024		161,331,000	12,975
4.25%, 01/07/2025		35,266	34,776	9.00%, 03/15/2029		23,100,000	1,947

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Ivory Coast Government International Bond					Russian Foreign Bond -
5.38%, 07/23/2024(d)		$1,872	$ 1,791		Eurobond (continued)
5.38%, 07/23/2024		1,000	957		12.75%, 06/24/2028		$2,400	$3,792
5.75%, 12/31/2032(g)		35,743	34,170		Slovakia Government International Bond
6.38%, 03/03/2028(d)		14,022	14,057		4.38%, 05/21/2022(d)		848	953
Jamaica Government International Bond					South Africa Government International Bond
7.63%, 07/09/2025		22,014	24,546		4.67%, 01/17/2024		7,242	7,594
10.63%, 06/20/2017		1,000	1,137		5.88%, 09/16/2025		25,905	29,519
Kazakhstan Government International Bond					Sri Lanka Government International Bond
3.88%, 10/14/2024(d)		3,737	3,616		5.13%, 04/11/2019(d)		248	248
Kenya Government International Bond					5.88%, 07/25/2022(d)		4,910	4,993
6.88%, 06/24/2024		2,434	2,568		6.25%, 10/04/2020(d)		10,155	10,510
6.88%, 06/24/2024(d)		14,194	14,975		Turkey Government International Bond
Mexican Bonos					3.25%, 03/23/2023		28,014	26,357
6.25%, 06/16/2016(g)	MXN	152,859	10,245		5.13%, 03/25/2022		4,448	4,709
10.00%, 12/05/2024 (g)		98,244	8,293		5.63%, 03/30/2021		4,279	4,668
Mexico Government International Bond					5.75%, 03/22/2024		9,414	10,375
3.60%, 01/30/2025		$3,015	3,057		6.00%, 01/14/2041		5,818	6,461
4.60%, 01/23/2046		18,881	18,810		6.25%, 09/26/2022		2,363	2,670
4.75%, 03/08/2044		14,530	14,919		6.63%, 02/17/2045		17,071	20,656
5.55%, 01/21/2045		8,973	10,252		6.88%, 03/17/2036		866	1,054
6.05%, 01/11/2040		10,736	13,004		7.00%, 06/05/2020		3,924	4,520
Morocco Government International Bond					7.50%, 11/07/2019		4,006	4,659
4.25%, 12/11/2022(d)		3,589	3,680		8.00%, 02/14/2034		6,768	9,121
Nigeria Government International Bond					Uruguay Government International Bond
6.38%, 07/12/2023(d)		1,940	2,041		5.10%, 06/18/2050		3,246	3,304
6.38%, 07/12/2023		8,473	8,914		Venezuela Government International Bond
6.75%, 01/28/2021		8,941	9,567		5.75%, 02/26/2016		25,704	21,848
Panama Government International Bond					7.00%, 12/01/2018		4,519	2,237
3.75%, 03/16/2025		3,850	3,898		7.75%, 10/13/2019		9,341	4,320
4.00%, 09/22/2024		3,101	3,210		13.63%, 08/15/2018 (e)		6,000	4,254
6.70%, 01/26/2036		2,716	3,510		11.95%, 08/05/2031		4,341	2,192
8.13%, 04/28/2034		9,109	12,500					$1,093,637
8.88%, 09/30/2027		2,019	2,933
9.38%, 04/01/2029		5,795	8,816		Telecommunications - 2.42%
Panama Notas del Tesoro					Alcatel-Lucent USA Inc
					6.75%, 11/15/2020(d)		10,850	11,691
4.88%, 02/05/2021		5,853	6,254
					Altice Financing SA
Peruvian Government International Bond					6.63%, 02/15/2023(d)		6,075	6,257
5.63%, 11/18/2050		2,621	3,152
6.55%, 03/14/2037		1,109	1,468		Altice SA
8.75%, 11/21/2033		3,560	5,616		7.25%, 05/15/2022	EUR	8,450	9,808
Republic of Angola Via Northern Lights III					Avaya Inc
					7.00%, 04/01/2019(d)		$5,450	5,477
BV
					B Communications Ltd
7.00%, 08/16/2019		4,345	4,482		7.38%, 02/15/2021 (d)		6,792	7,256
Republic of Azerbaijan International Bond
4.75%, 03/18/2024(d)		12,369	12,895		Bharti Airtel International Netherlands BV
					5.13%, 03/11/2023(d)		3,178	3,442
Republic of Ghana
7.88%, 08/07/2023(d)		4,704	4,540		5.35%, 05/20/2024		1,350	1,490
8.13%, 01/18/2026(d)		7,151	6,919		CenturyLink Inc
					5.63%, 04/01/2025(d)		7,700	7,690
8.50%, 10/04/2017		1,910	1,982
Republic of Honduras					Comcel Trust via Comunicaciones Celulares
8.75%, 12/16/2020		6,425	7,324		SA
					6.88%, 02/06/2024(d)		6,683	7,168
Republic of Iraq
					Digicel Group Ltd
5.80%, 01/15/2028		28,521	24,599		7.13%, 04/01/2022(d)		7,008	6,636
Republic of Paraguay					8.25%, 09/30/2020(d)		3,700	3,816
4.63%, 01/25/2023(d)		10,171	10,476
6.10%, 08/11/2044(d)		6,565	7,090		Digicel Ltd
					6.75%, 03/01/2023(d)		5,800	5,716
Republic of Serbia
					ENTEL Chile SA
5.88%, 12/03/2018		1,014	1,070		4.75%, 08/01/2026 (d)		2,444	2,562
5.88%, 12/03/2018(d)		9,469	9,990
					4.88%, 10/30/2024(d)		2,289	2,425
7.25%, 09/28/2021		813	936
Romanian Government International Bond					Frontier Communications Corp
6.75%, 02/07/2022		1,306	1,570		7.13%, 01/15/2023		700	703
Russian Federal Bond - OFZ					GCI Inc
7.05%, 01/19/2028(g)	RUB	946,195	14,054		6.88%, 04/15/2025(d)		1,700	1,742
8.15%, 02/03/2027(g)		94,000	1,560		Hughes Satellite Systems Corp
Russian Foreign Bond - Eurobond					7.63%, 06/15/2021		6,000	6,690
3.50%, 01/16/2019		$400	392		Indosat Palapa Co BV
4.50%, 04/04/2022		2,000	1,945		7.38%, 07/29/2020		2,472	2,577
4.88%, 09/16/2023		32,800	32,144		Intelsat Jackson Holdings SA
5.00%, 04/29/2020		8,500	8,649		5.50%, 08/01/2023		3,500	3,294
5.63%, 04/04/2042		11,000	10,612		7.25%, 10/15/2020		3,500	3,609

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Trucking & Leasing - 0.02%
Koninklijke KPN NV				Penske TruckLeasing Co Lp / PTL Finance
7.00%, 03/28/2073(d),(g)		$400	$431	Corp
Level 3 Financing Inc				3.38%, 02/01/2022(d)		$3,000	$2,982
5.13%, 05/01/2023(d)		4,900	4,888
5.38%, 08/15/2022		6,400	6,536	TOTAL BONDS			$7,162,627
5.38%, 05/01/2025(d)		13,500	13,483
					Principal
6.13%, 01/15/2021		3,700	3,917	CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
7.00%, 06/01/2020		2,400	2,571
Matterhorn Telecom Holding SA				Mining - 0.04%
4.88%, 05/01/2023(d)	EUR	6,800	7,588	Mirabela Nickel Ltd
				9.50%, PIK 9.50%, 06/24/2019(d),(e),(f)		6,061	4,303
Millicom International Cellular SA
6.63%, 10/15/2021(d)		$4,681	4,979
Qualitytech LP/QTS Finance Corp				TOTAL CONVERTIBLE BONDS			$4,303
5.88%, 08/01/2022		7,020	7,196	CREDIT LINKED STRUCTURED NOTES	Principal
Sirius XM Canada Holdings Inc				- 0.08%	Amount (000's) Value (000's)
5.63%, 04/23/2021(d)	CAD	3,600	3,014
				Sovereign - 0.08%
Sixsigma Networks Mexico SA de CV				Republic of Iraq - Merrill Lynch
8.25%, 11/07/2021(d)		$2,000	2,110	2.53%, 01/07/2028(c),(e),(g)	JPY	582,604	3,318
Sprint Communications Inc				Titulos De Tesoreria B - Citigroup Inc
9.00%, 11/15/2018(d)		3,200	3,641	11.00%, 07/27/2020 (d)	COP	12,000,000	6,206
Sprint Corp							$9,524
7.25%, 09/15/2021		1,500	1,506	TOTAL CREDIT LINKED STRUCTURED NOTES			$9,524
7.63%, 02/15/2025		9,300	9,146
TBG Global Pte Ltd				SENIOR FLOATING RATE INTERESTS - Principal
4.63%, 04/03/2018(d)		2,738	2,779	5.74%	Amount (000's) Value (000's)
Telecom Italia SpA				Agriculture - 0.19%
3.25%, 01/16/2023	EUR	2,000	2,382	North Atlantic Trading Co Inc, Term Loan B
Telefonica Europe BV				7.79%, 01/13/2020(g)		$7,992	$7,892
4.20%, 12/29/2049(g)		4,400	5,175	NVA Holdings Inc/United States, Term Loan
Telenet Finance V Luxembourg SCA				8.00%, 08/08/2022(g)		5,350	5,364
6.25%, 08/15/2022		4,925	5,986	8.00%, 08/08/2022(g)		7,639	7,658
T-Mobile USA Inc				NVA Holdings Inc/United States, Term Loan
6.00%, 03/01/2023		$5,835	5,946	B
Turk Telekomunikasyon AS				4.75%, 08/06/2021(g)		1,397	1,398
4.88%, 06/19/2024(d)		2,474	2,474				$22,312
UPC Holding BV
6.38%, 09/15/2022	EUR	8,575	10,397	Automobile Parts & Equipment - 0.03%
UPCB Finance IV Ltd				BBB Industries US Holdings Inc, Term Loan
5.38%, 01/15/2025(d)		$9,775	9,934	B
				6.00%, 10/15/2021(g)		2,000	2,012
ViaSat Inc
				Dealer Tire LLC, Term Loan
6.88%, 06/15/2020		2,000	2,127	5.50%, 12/17/2021 (g)		1,995	2,020
Vimpel Communications Via VIP Finance
Ireland Ltd OJSC							$4,032
7.75%, 02/02/2021		500	503	Beverages - 0.01%
VimpelCom Holdings BV				Arctic Glacier USA Inc, Term Loan B
5.20%, 02/13/2019(d)		1,640	1,531	6.00%, 05/10/2019(g)		1,477	1,466
5.95%, 02/13/2023(d)		8,248	7,506
7.50%, 03/01/2022(d)		6,129	6,068
7.50%, 03/01/2022		2,250	2,227	Building Materials - 0.04%
Virgin Media Finance PLC				GYP Holdings III Corp, Term Loan B
6.00%, 10/15/2024(d)		11,375	11,766	4.75%, 03/26/2021(g)		4,752	4,621
6.38%, 04/15/2023(d)		1,000	1,053
6.38%, 10/15/2024	GBP	9,400	15,402	Chemicals - 0.05%
Virgin Media Secured Finance PLC				Road Infrastructure Investment LLC, Term
5.25%, 01/15/2026(d)		$6,950	6,915	Loan
5.38%, 04/15/2021(d)		2,705	2,831	7.75%, 09/21/2021(g)		440	404
6.00%, 04/15/2021(d)	GBP	2,610	4,208	Solenis International LP, Term Loan
Wind Acquisition Finance SA				7.75%, 07/02/2022(g)		6,100	5,912
4.75%, 07/15/2020(d)		$6,050	6,050
							$6,316
7.00%, 04/23/2021	EUR	3,650	4,379
			$288,694	Coal- 0.05%
				Arch Coal Inc, Term Loan
Transportation - 0.17%				6.25%, 05/14/2018(g)		3,925	2,918
BNSF Funding Trust I				Bowie Resource Holdings LLC, Term Loan
6.61%, 12/15/2055(g)		$4,610	5,250	B
CEVA Group PLC				6.75%, 08/07/2020(g)		1,744	1,693
7.00%, 03/01/2021(d)		9,395	9,277	Westmoreland Coal Co, Term Loan B
Moto Finance PLC				7.50%, 12/16/2020(g)		1,718	1,692
6.38%, 09/01/2020(d)	GBP	1,550	2,439
							$6,303
Transnet SOC Ltd
4.00%, 07/26/2022(d)		$3,049	2,939	Commercial Services - 0.35%
			$19,905	Busy Bees Group Ltd, Term Loan
				0.00%, 04/29/2022(g),(i)	GBP	1,200	1,850

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Commercial Services (continued)				Healthcare - Services - 0.68%
CHG Buyer Corp, Term Loan				American Renal Holdings Inc, Delay-Draw
9.00%, 11/13/2020(g)		$3,385	$3,419	Term Loan DD
Envision Acquisition Co LLC, Term Loan				8.50%, 02/14/2020(g)	$5,899	$5,877
9.75%, 09/23/2021(g)		23,700	24,159	Dialysis Newco Inc, Term Loan
Learning Care Group Inc, Term Loan B				7.75%, 10/21/2021(g)	12,277	12,277
5.50%, 05/03/2021(g)		2,978	2,989	HC Group Holdings III Inc, Term Loan B
Taxware Holdings, Term Loan				6.00%, 03/25/2022(g)	12,500	12,629
7.50%, 04/01/2022(c),(g)		2,100	2,079	Heartland Dental LLC, Term Loan
Washington Inventory Service, Term Loan				5.50%, 12/21/2018(g)	16,295	16,288
10.25%, 06/18/2019 (e),(g)		6,800	6,630	9.75%, 06/20/2019(g)	16,205	16,165
			$41,126	Surgery Center Holdings Inc, Term Loan
				8.50%, 07/23/2021(g)	10,000	9,933
Computers - 0.04%				US Renal Care Inc, Term Loan B1
Expert Global Solutions Inc/Georgia, Term				8.50%, 01/03/2020(g)	2,900	2,929
Loan B				8.50%, 01/03/2020(g)	5,390	5,444
8.50%, 04/02/2018(g)		4,379	4,379
						$81,542

				Holding Companies - Diversified - 0.06%
Distribution & Wholesale - 0.04%				Spirit Retail Bidco Ltd, Term Loan
HBC Holdings LLC, Term Loan B				4.77%, 06/30/2021(c),(e),(g)	7,730	7,575
6.75%, 09/30/2019(c),(e),(g)		3,483	3,378
Performance Food Group Inc, Term Loan
6.25%, 11/07/2019(g)		1,719	1,726	Insurance - 0.35%
			$5,104	Asurion LLC, Term Loan
				8.50%, 02/19/2021(g)	16,400	16,621
Diversified Financial Services - 0.17%				8.50%, 02/19/2021(g)	21,145	21,430
Connolly Corp, Term Loan				Hyperion Insurance Group Ltd, Term Loan
8.00%, 05/13/2022(g)		20,335	20,310	0.00%, 03/26/2022(g),(i)	3,500	3,531
Intertrust Group BV, Term Loan						$41,582
4.53%, 04/02/2021(g)		500	501
			$20,811	Internet - 0.30%
				Active Network Inc/The, Term Loan B
Electronics - 0.08%				5.50%, 11/06/2020(g)	1,584	1,585
CPI Buyer LLC, Term Loan				Blue Coat Systems Inc, Term Loan B
8.50%, 07/18/2022(g)		10,160	10,033	4.00%, 02/15/2018(g)	3,483	3,484
				EIG Investors Corp, Term Loan B
				5.00%, 11/09/2019(g)	5,417	5,369
Engineering & Construction - 0.01%
NANA Development Corp, Term Loan B				Landslide Holdings Inc, Term Loan
8.00%, 03/13/2018(e),(g)		900	868	5.00%, 02/25/2020(g)	3,645	3,642
				MH Sub I LLC, Term Loan
				8.50%, 06/27/2022(g)	6,000	5,865
Entertainment - 0.19%				ProQuest LLC, Term Loan B
Cyan Blue Holdco 3 Ltd, Term Loan				5.25%, 09/24/2021(g)	3,990	4,008
6.41%, 02/09/2022(g)	GBP	7,700	11,809
				TCH-2 Holdings LLC, Term Loan
Delta 2 Lux Sarl, Term Loan B				8.75%, 11/06/2021(g)	4,700	4,606
7.75%, 07/29/2022(g)		$10,260	10,270
				Tibco Software Inc, Term Loan
			$22,079	6.50%, 11/25/2020(g)	7,000	7,092
Food- 0.29%						$35,651
AdvancePierre Foods Inc, Term Loan
9.50%, 10/02/2017(g)		10,081	10,098	Investment Companies - 0.04%
				AssuredPartners Capital Inc, Term Loan B
Albertson's Holdings LLC, Term Loan B4				5.00%, 03/31/2021(g)	4,381	4,387
5.50%, 08/11/2021(g)		7,500	7,576
CTI Foods Holding Co LLC, Term Loan
8.25%, 06/14/2019(g)		3,920	3,842	Leisure Products & Services - 0.14%
Milk Specialties Co, Term Loan B				Equinox Holdings Inc, Term Loan
8.25%, 11/07/2018(g)		11,789	11,847	9.75%, 05/16/2020(g)	12,500	12,656
Old HB Inc, Term Loan B				Equinox Holdings Inc, Term Loan B
6.75%, 03/12/2020(g)		594	604	5.00%, 01/31/2020(g)	559	563
			$33,967	Performance Sports Group Ltd, Term Loan B
				4.00%, 04/02/2021(g)	918	911
Hand & Machine Tools - 0.02%				Sabre GLBL Inc, Term Loan B
Milacron LLC, Term Loan B				4.00%, 02/15/2019(g)	3,051	3,066
0.00%, 09/28/2020(g),(i)		2,400	2,412
						$17,196

				Lodging - 0.18%
Healthcare - Products - 0.15%				Intrawest Operations Group LLC, Term Loan
CareCore National LLC, Term Loan				B
5.50%, 02/12/2021(g)		7,562	7,623	4.75%, 11/26/2020(g)	8,668	8,708
5.50%, 02/12/2021(g)		8,201	8,268
				Parq Holdings LP, Term Loan
DJO Finance LLC / DJO Finance Corp, Term				8.50%, 12/04/2020(g)	12,524	12,462
Loan B						$21,170
0.00%, 06/24/2020(g),(i)		2,050	2,062
			$17,953

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Machinery - Diversified - 0.27%				Pharmaceuticals (continued)
CPM Holdings Inc, Term Loan				BioScrip Inc, Term Loan B
0.00%, 12/02/2022(g),(i)		$15,780	$15,780	6.50%, 06/05/2020(g)	$9,217	$9,167
CPM Holdings Inc, Term Loan B				Generic Drug Holdings Inc, Term Loan B
0.00%, 04/01/2022(g),(i)		8,860	8,949	5.00%, 10/04/2019(g)	2,603	2,592
Onex Wizard Acquisition Co I SARL, Term				Nellson Nutraceutical LLC, Term Loan A1
Loan B				6.01%, 12/23/2021(g)	1,286	1,291
5.25%, 02/03/2022(g)		2,000	2,022	P2 Lower Acquisition LLC, Term Loan
Pro Mach Group Inc, Term Loan B				9.50%, 10/18/2021(g)	4,825	4,777
5.50%, 10/15/2021(g)		2,494	2,502	PharMEDium Healthcare Corp, Term Loan
Wastequip LLC, Term Loan B				7.75%, 01/28/2022(g)	20,561	20,535
5.50%, 07/26/2019(g)		2,923	2,909	Valeant Pharmaceuticals International Inc,
			$32,162	Term Loan BF1
				4.00%, 03/11/2022(g)	2,900	2,919
Media- 0.05%						$47,894
Cengage Learning Acquisitions Inc, Term
Loan EXIT				Retail - 0.32%
7.00%, 03/06/2020(g)		2,120	2,132	Eyemart Express LLC, Term Loan B
CKX Inc, Term Loan B				5.00%, 12/16/2021(g)	4,688	4,729
9.00%, 06/21/2017(e),(g)		1,503	1,052	GOBP Holdings Inc, Term Loan B
Cumulus Media Holdings Inc, Term Loan B				5.75%, 10/15/2021(g)	2,693	2,724
4.25%, 12/18/2020(g)		1,146	1,132	HMK Intermediate Holdings LLC, Term Loan
Springer Science, Term Loan				B
0.00%, 08/14/2020(g),(i)		1,800	1,798	5.00%, 03/22/2018(g)	3,691	3,686
			$6,114	Mattress Holding Corp, Term Loan B
				4.91%, 10/01/2021(g)	4,577	4,633
Metal Fabrication & Hardware - 0.00%				Nautilus Merger Sub Inc, Term Loan
Doncasters Group Ltd, Term Loan				6.75%, 03/11/2022(g)	4,909	4,762
9.50%, 10/28/2020(g)		441	440
				PetSmart Inc, Term Loan B
				5.00%, 02/18/2022(g)	2,750	2,782
Mining - 0.02%				Pilot Travel Centers LLC, Term Loan B
Chemstralia Pty Ltd, Term Loan B				4.25%, 09/30/2021(g)	1,980	2,005
7.25%, 02/09/2022(g)		2,000	1,995	Sears Roebuck Acceptance Corp, Term Loan
				B
				5.50%, 06/30/2018(g)	11,491	11,359
Miscellaneous Manufacturers - 0.10%				Targus Group International Inc, PIK Term
Survitec Group Ltd, Term Loan				Loan B
4.75%, 02/25/2022(g)	GBP	1,100	1,691	14.55%, PIK 1.00%, 05/24/2016 (e),(f),(g)	1,288	1,050
UTEX Industries Inc, Term Loan						$37,730
8.25%, 05/16/2022(g)		$8,890	7,467
UTEX Industries Inc, Term Loan B				Software - 0.34%
5.00%, 05/14/2021(g)		3,375	3,185	Advanced Computer Software Group PLC,
			$12,343	Term Loan
				6.50%, 01/28/2022(g)	4,600	4,585
Oil & Gas Services - 0.11%				10.50%, 01/30/2023 (g)	5,100	4,947
Expro Finservices Sarl, Term Loan B				Compuware Corp, Term Loan B1
5.75%, 08/12/2021(g)		2,740	2,432	6.25%, 12/11/2019(g)	4,444	4,368
FTS International Inc, Term Loan				Evergreen Skills Lux Sarl, Term Loan
5.75%, 04/09/2021(g)		1,400	1,167	0.00%, 04/28/2022(g),(i)	6,947	6,658
McJunkin Red Man Corp, Term Loan B				3.78%, 04/08/2021(g)	2,231	2,226
5.00%, 11/08/2019(g)		8,350	8,233
				First Data Corp, Term Loan C1
Panda Temple Power II LLC, Term Loan B				3.68%, 03/23/2018(g)	2,400	2,404
7.25%, 04/03/2019(g)		850	829
				Infor US Inc, Term Loan B3
Pinnacle Holdco Sarl, Term Loan				3.75%, 06/03/2020(g)	500	499
10.50%, 07/24/2020 (g)		1,056	929
				Infor US Inc, Term Loan B5
			$13,590	3.75%, 06/03/2020(g)	500	499
Packaging & Containers - 0.19%				MA FinanceCo LLC, Term Loan B
Berlin Packaging LLC, Term Loan				5.25%, 10/07/2021(g)	1,544	1,549
7.75%, 09/23/2022(g)		12,550	12,655	Magic Newco LLC, Term Loan
Constantia Flexibles Group GmbH, Term				12.00%, 12/06/2019 (g)	10,000	10,875
Loan				Renaissance Learning Inc, Term Loan
0.00%, 02/25/2022(g),(i)		1,000	1,002	4.50%, 04/02/2021(g)	160	158
FPC Holdings Inc, Term Loan				STG-Fairway Acquisitions Inc, Term Loan B
9.25%, 05/15/2020(g)		9,400	8,965	6.25%, 02/13/2019(g)	1,225	1,218
			$22,622			$39,986

Pharmaceuticals - 0.40%				Telecommunications - 0.31%
9089969 Canada Inc, Term Loan A2				Avaya Inc, Term Loan B3
6.00%, 12/23/2021(g)		1,109	1,113	4.68%, 10/26/2017(g)	7,012	6,979
BioScrip Inc, Delay-Draw Term Loan B-DD				Avaya Inc, Term Loan B6
6.50%, 07/22/2020(g)		5,530	5,500	6.50%, 03/31/2018(g)	4,956	4,956
				Gogo Intermediate Holdings LLC, Term Loan
				B1
				11.25%, 06/21/2017 (e),(g)	4,338	4,447

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		Portfolio Summary (unaudited)
(continued)	Amount (000's) Value (000's)		Country	Percent
			United States	65.05%
Telecommunications (continued)			United Kingdom	3.55%
Gogo Intermediate Holdings LLC, Term Loan
B2			Canada	3.32%
7.50%, 03/21/2018(g)	$1,404	$1,355	Netherlands	1.93%
LTS Buyer LLC, Term Loan			Luxembourg	1.93%
8.00%, 03/28/2021(g)	5,947	5,937	France	1.53%
Sable International Finance Ltd, Term Loan			Germany	1.23%
5.50%, 11/25/2016 (g)	3,688	3,688	Australia	1.16%
Telx Group Inc/The, Term Loan B			Venezuela	1.16%
4.50%, 04/03/2020(g)	748	750	Kazakhstan	1.06%
Tower Development Corp, Term Loan			Brazil	1.01%
6.75%, 02/01/2017(c),(e),(g)	8,660	8,660	Japan	0.98%
			Cayman Islands	0.89%
		$36,772	Turkey	0.89%
Transportation - 0.17%			Mexico	0.87%
CEVA Group PLC, SYNTH LOC			Indonesia	0.86%
6.50%, 03/19/2021(g)	691	647	Hong Kong	0.83%
CEVA Group PLC, Term Loan			South Africa	0.74%
6.50%, 03/12/2021(g)	995	931	Chile	0.74%
6.50%, 03/19/2021(g)	124	116	Argentina	0.68%
CEVA Intercompany BV, Term Loan			Dominican Republic	0.67%
6.50%, 03/19/2021(g)	721	675	Bermuda	0.63%
Coyote Logistics LLC, Term Loan B			Russian Federation	0.61%
6.25%, 03/24/2022(g)	11,430	11,492	China	0.60%
SIRVA Worldwide Inc, Term Loan			Colombia	0.55%
7.50%, 03/22/2019(g)	6,958	6,958	Virgin Islands, British	0.54%
		$20,819	Italy	0.49%
TOTAL SENIOR FLOATING RATE INTERESTS		$685,352	Spain	0.48%
Total Investments	$12,086,118		Cote d'Ivoire	0.43%
Liabilities in Excess of Other Assets, Net - (1.30)%		$(155,073)	Sweden	0.39%
TOTAL NET ASSETS - 100.00%	$11,931,045		Singapore	0.38%
			Panama	0.35%
			Costa Rica	0.34%
(a) Non-Income Producing Security			Taiwan, Province Of China	0.28%
(b)	Security or a portion of the security was pledged to cover margin		Jersey, Channel Islands	0.28%
requirements for options contracts. At the end of the period, the value of			El Salvador	0.26%
these securities totaled $256,051 or 2.15% of net assets.			Iraq	0.24%
(c)	Fair value of these investments is determined in good faith by the Manager		Jamaica	0.22%
under procedures established and periodically reviewed by the Board of			Switzerland	0.22%
Directors. At the end of the period, the fair value of these securities totaled			Ireland	0.22%
$97,246 or 0.82% of net assets.			Norway	0.21%
(d)	Security exempt from registration under Rule 144A of the Securities Act of		Azerbaijan	0.19%
1933. These securities may be resold in transactions exempt from			Nigeria	0.17%
registration, normally to qualified institutional buyers. At the end of the			Croatia	0.15%
period, the value of these securities totaled $3,375,426 or 28.29% of net			Marshall Islands	0.15%
assets.			Kenya	0.15%
(e) Security is Illiquid			Paraguay	0.15%
(f)	Payment in kind; the issuer has the option of paying additional securities		Peru	0.14%
in lieu of cash.			Finland	0.14%
(g)	Variable Rate. Rate shown is in effect at April 30, 2015.		Sri Lanka	0.13%
(h) Security purchased on a when-issued basis.			Ghana	0.12%
(i)	This Senior Floating Rate Note will settle after April 30, 2015, at which		Hungary	0.12%
time the interest rate will be determined.			Israel	0.11%
			Serbia	0.10%
			Belgium	0.10%
			Morocco	0.08%
			Ethiopia	0.07%
			Thailand	0.07%
			Austria	0.06%
			Honduras	0.06%
			Gabon	0.06%
			India	0.04%
			Uruguay	0.03%
			New Zealand	0.02%
			Ukraine	0.02%
			Barbados	0.02%
			Curacao	0.02%
			Romania	0.01%
			Denmark	0.01%
			Slovakia	0.01%
			Liabilities in Excess of Other Assets, Net	(1.30)%
			TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of April30, 2015 (c)	Receive	Expiration	Notional Amount(a)	Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	Fixed Rate		Date		Paid/(Received)	(Depreciation)		Asset Liability
Credit Suisse	Petroleos de	36.29%	5.00%	06/20/2016	$20,000	$(4,266)	$(1,516)	$	— $	(5,782)
	Venezuela SA
Total						$(4,266)	$(1,516)	$	— $	(5,782)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value		Asset		Liability
Bank of New York Mellon	06/26/2015	EUR	3,000,000		$3,238	$3,370			$132	$—
JP Morgan Chase	05/06/2015	COP	18,781,554,000		7,497	7,883			386	—
JP Morgan Chase	05/06/2015	EUR	13,758,144		15,158	15,448			290	—
JP Morgan Chase	05/07/2015	INR	1,124,761,020		17,977	17,695			—	(282)
JP Morgan Chase	05/07/2015	PLN	67,114,201		18,019	18,645			626	—
JP Morgan Chase	05/08/2015	ZAR	213,139,847		17,959	17,906			3	(56)
JP Morgan Chase	05/11/2015	EUR	77,217,530		83,168	86,707			3,539	—
JP Morgan Chase	05/11/2015	GBP	314,670		470	483			13	—
Total									$4,989	$(338)
								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value		Asset		Liability
Bank of America NA	05/07/2015	AUD	3,700,000		$2,800	$2,928			$—	$(128)
Bank of America NA	05/07/2015	CAD	3,700,000		2,968	3,067			—	(99)
Bank of America NA	05/07/2015	EUR	6,600,000		7,183	7,411			—	(228)
Bank of America NA	05/07/2015	GBP	10,400,000		15,387	15,963			—	(576)
Bank of New York Mellon	06/10/2015	GBP	250,000		378	384			—	(6)
Bank of New York Mellon	06/17/2015	GBP	225,000		332	345			—	(13)
Bank of New York Mellon	06/26/2015	EUR	6,325,000		6,916	7,105			—	(189)
Bank of New York Mellon	07/07/2015	GBP	2,275,000		3,385	3,490			—	(105)
Bank of New York Mellon	07/23/2015	GBP	875,000		1,311	1,342			—	(31)
Bank of New York Mellon	07/30/2015	GBP	2,625,000		4,031	4,026			6	(1)
JP Morgan Chase	05/06/2015	COP	18,781,554,000		7,263	7,884			—	(621)
JP Morgan Chase	05/06/2015	EUR	360,759,612		386,875	405,083			—	(18,208)
JP Morgan Chase	05/11/2015	EUR	10,009,613		10,773	11,239			—	(466)
JP Morgan Chase	05/11/2015	GBP	63,196,000		93,458	96,997			—	(3,539)
JP Morgan Chase	05/11/2015	JPY	396,984,000		3,307	3,325			—	(18)
JP Morgan Chase	05/12/2015	RUB	705,480,640		12,944	13,653			—	(709)
Total									$6	$(24,937)

Amounts in thousands except contracts

Options

					Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts		Paid/(Received)			Fair Value		Appreciation/(Depreciation )
Call - iShares China Large-Cap ETF	$52.00	05/18/2015		15,686		$(2,847	) $	(1,499)		$1,348
Call - iShares MSCI Brazil Capped ETF	$35.00	05/18/2015		11,617		(1,581)		(1,959)		(378)
Call - iShares MSCI EAFE ETF	$67.00	05/18/2015		35,728		(2,928)		(2,170)		758
Call - iShares MSCI Emerging Markets	$43.00	05/18/2015		18,852		(2,037)		(1,091)		946
ETF
Call - iShares US Real Estate ETF	$78.00	05/18/2015		3,166		(386)		(61)		325
Call - SPDR Dow Jones Industrial	$180.00	05/18/2015		18,157		(5,118)		(2,019)		3,099
Average ETF Trust
Call - SPDR S&P 500 ETF Trust	$210.00	05/18/2015		37,126		(11,301)		(6,326)		4,975

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2015 (unaudited)

Options (continued)

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - SPDR S&P MidCap 400 ETF Trust $	280.00	05/18/2015	1,449	$(462	) $	(114)	$348
Call - Utilities Select Sector SPDR Fund $	44.00	05/18/2015	5,568	(527)		(428)	99
Total				$(27,187	) $	(15,667)	$11,520

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 99.04%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services - 0.66%			REITS (continued)
Brookdale Senior Living Inc (a)	510,108	$18,482	Spring Real Estate Investment Trust	19,142,000		$8,948
			Stockland	6,894,792		24,097
			STORE Capital Corp	412,660		8,666
Holding Companies - Diversified - 1.30%			Strategic Hotels & Resorts Inc (a)	1,782,434		20,855
Wharf Holdings Ltd/The	5,050,880	36,392	Sun Communities Inc	310,490		19,269
			Sunstone Hotel Investors Inc	1,856,888		28,930
Lodging - 1.09%			Unibail-Rodamco SE	114,368		31,578
Accor SA	553,901	30,373	Urban Edge Properties	221,340		5,009
			Ventas Inc	1,052,933		72,547
			Vornado Realty Trust	493,230		51,044
Real Estate - 21.67%			Wereldhave NV	325,293		20,880
Aeon Mall Co Ltd	1,061,700	19,805	Westfield Corp	9,715,397		72,232
CapitaLand Ltd	9,985,000	27,787	Workspace Group PLC	2,321,011		29,968
Dalian Wanda Commercial Properties Co Ltd	3,714,100	30,455	WP GLIMCHER Inc	406,048		6,091
(a),(b)
Deutsche Wohnen AG	1,933,009	50,702				$2,068,073
Fabege AB	2,022,702	30,834	Storage & Warehousing - 0.45%
Hongkong Land Holdings Ltd	6,503,936	52,650	Safestore Holdings PLC	2,966,684		12,732
LEG Immobilien AG	240,185	18,635
Mitsubishi Estate Co Ltd	3,513,077	82,688	TOTAL COMMON STOCKS			$2,772,567
Mitsui Fudosan Co Ltd	2,927,793	86,792	INVESTMENT COMPANIES - 0.68%	Shares Held	Value(000	's)
New World Development Co Ltd	29,437,000	39,044
Nomura Real Estate Holdings Inc	1,062,900	21,605	Publicly Traded Investment Fund - 0.68%
ST Modwen Properties PLC	507,823	3,384	Morgan Stanley Institutional Liquidity Funds -	18,971,490		18,971
Sun Hung Kai Properties Ltd	4,891,577	81,242	Government Portfolio
TLG Immobilien AG (a)	125,816	2,112
UNITE Group PLC/The	4,350,348	39,974	TOTAL INVESTMENT COMPANIES			$18,971
Wihlborgs Fastigheter AB	971,657	18,806	Total Investments			$2,791,538
		$606,515	Other Assets in Excess of Liabilities, Net - 0.28%			$7,915
			TOTAL NET ASSETS - 100.00%			$2,799,453
REITS - 73.87%
Alexandria Real Estate Equities Inc	25,640	2,369
American Realty Capital Properties Inc	1,886,678	17,037	(a) Non-Income Producing Security
American Tower Corp	222,991	21,079	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Apartment Investment & Management Co	1,140,703	43,039	1933. These securities may be resold in transactions exempt from
AvalonBay Communities Inc	395,740	65,036	registration, normally to qualified institutional buyers. At the end of the
Boston Properties Inc	462,445	61,186	period, the value of these securities totaled $30,455 or 1.09% of net assets.
Camden Property Trust	411,926	30,927
CapitaMall Trust	13,157,800	21,725
CBL & Associates Properties Inc	423,708	7,631
CubeSmart	1,943,305	44,832	Portfolio Summary (unaudited)
Daiwa Office Investment Corp	462	2,432	Country			Percent
DDR Corp	1,446,153	24,657	United States			54.14%
Duke Realty Corp	1,703,255	33,742	Japan			9.99%
Education Realty Trust Inc	416,372	13,998	United Kingdom			8.47%
EPR Properties	369,307	21,298	Hong Kong			8.02%
Equity One Inc	1,036,193	25,521	Australia			7.22%
Equity Residential	545,376	40,282	France			3.94%
Essex Property Trust Inc	412,645	91,587	Germany			2.56%
Extra Space Storage Inc	521,702	34,396	Sweden			1.77%
Federal Realty Investment Trust	248,502	33,217	Singapore			1.77%
First Industrial Realty Trust Inc	1,513,584	29,863	China			1.09%
General Growth Properties Inc	1,960,977	53,731	Netherlands			0.75%
Goodman Group	7,987,049	39,192	Other Assets in Excess of Liabilities, Net			0.28%
Great Portland Estates PLC	3,835,455	46,819	TOTAL NET ASSETS			100.00%
Hammerson PLC	3,283,542	33,642
Health Care REIT Inc	855,652	61,624
Host Hotels & Resorts Inc	1,860,431	37,469
Kenedix Office Investment Corp	3,639	19,690
Kenedix Retail REIT Corp	7,036	17,637
Kilroy Realty Corp	582,180	41,329
Klepierre	991,230	48,080
Land Securities Group PLC	3,694,645	70,702
Link REIT/The	993,000	6,160
Macerich Co/The	57,400	4,693
Mirvac Group	42,008,268	66,551
Nippon Building Fund Inc	5,838	29,049
Paramount Group Inc	774,782	14,194
Pebblebrook Hotel Trust	961,431	41,284
Prologis Inc	1,820,145	73,170
Public Storage	214,296	40,268
Saul Centers Inc	213,472	10,742
Simon Property Group Inc	983,397	178,477
SL Green Realty Corp	552,482	67,602

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 2.20%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.20%
Goldman Sachs Financial Square Funds -	34,398,543	$34,399	Mortgage Backed Securities (continued)
Government Fund			Freddie Mac REMICS (continued)
			4.50%, 12/15/2026	$3,963	$4,403
TOTAL INVESTMENT COMPANIES		$34,399	4.50%, 05/15/2037(a)	5,555	5,854
	Principal		6.50%, 08/15/2027	128	141
BONDS- 32.31%	Amount (000's)	Value (000's)	Freddie Mac Strips
			1.85%, 10/15/2037(a)	83,605	5,645
Home Equity Asset Backed Securities - 0.89%			1.88%, 02/15/2038(a)	70,434	5,287
ACE Securities Corp Mortgage Loan Trust			3.00%, 10/15/2027(a)	25,095	2,846
Series 2007-D1			Ginnie Mae
6.34%, 02/25/2038(a),(b)	$4,110	$4,004	0.39%, 04/16/2053(a)	29,256	927
6.93%, 02/25/2038(b)	9,850	9,842	0.53%, 01/16/2054(a)	47,001	2,422
		$13,846	0.63%, 08/16/2051(a)	94,400	5,430
			0.71%, 04/16/2047(a)	111,502	6,472
Mortgage Backed Securities - 31.19%			0.75%, 11/16/2045(a)	45,363	2,616
BNPP Mortgage Securities LLC 2009-1			0.75%, 05/16/2053(a)	64,611	3,998
Trust			0.75%, 10/16/2053(a)	62,447	3,467
6.00%, 08/27/2037(b)	6,757	7,071
			0.76%, 03/16/2049(a)	41,487	1,903
CFCRE Commercial Mortgage Trust 2011-			0.77%, 12/16/2053(a)	115,566	6,963
C1			0.79%, 06/16/2054(a)	74,629	3,698
5.72%, 04/15/2044(a),(b)	3,000	3,395
			0.83%, 02/16/2053(a)	82,873	5,237
Citigroup Commercial Mortgage Trust 2013-			0.85%, 06/16/2052(a)	47,630	2,704
GC17			0.85%, 08/16/2053(a)	25,154	1,070
4.54%, 11/10/2046	10,363	11,561	0.88%, 02/16/2053(a)	94,994	7,097
Citigroup Mortgage Loan Trust 2010-8			0.88%, 02/16/2053(a)	52,159	3,659
5.75%, 02/25/2036(b)	2,055	1,926
			0.89%, 04/16/2053(a)	34,436	2,147
Citigroup Mortgage Loan Trust 2010-9			0.90%, 11/16/2052(a)	63,267	4,454
4.25%, 01/25/2036(b)	3,631	3,717
			0.91%, 03/16/2052(a)	45,265	3,573
Citigroup Mortgage Loan Trust 2013-J1			0.91%, 10/16/2054(a)	61,575	3,316
3.50%, 10/25/2043(a),(b)	2,033	2,049
			0.91%, 04/16/2056(a)	41,206	3,059
Citigroup Mortgage Loan Trust 2014-A
5.43%, 01/25/2035(a),(b)	7,030	7,500	0.95%, 07/16/2047	55,661	3,971
			0.95%, 02/16/2053(a)	63,687	4,451
COMM 2014-UBS4 Mortgage Trust			0.96%, 02/16/2046(a)	67,692	4,453
4.78%, 08/10/2047(a)	5,000	5,115
			0.96%, 06/16/2054(a)	33,614	2,036
Credit Suisse First Boston Mortgage Securities			0.98%, 09/16/2053(a)	62,357	4,274
Corp			1.01%, 10/16/2056(a)	45,000	4,125
6.00%, 12/25/2033	2,904	3,141	1.02%, 01/16/2057(a)	38,467	3,260
Fannie Mae Interest Strip			1.10%, 09/16/2053(a)	37,670	1,952
7.00%, 04/25/2024(a)	73	15
			1.20%, 10/16/2053(a)	21,891	1,410
Fannie Mae REMICS			1.21%, 12/16/2053(a)	18,418	1,221
0.78%, 04/25/2027(a)	17	17
1.71%, 08/25/2044(a)	72,932	5,846	1.33%, 03/16/2049(a)	43,935	2,916
			2.60%, 09/16/2042(a)	7,793	8,125
2.00%, 12/25/2042	5,614	4,700
2.50%, 02/25/2028(a)	27,846	2,496	2.75%, 02/16/2055	12,000	11,765
			2.90%, 02/16/2049(a)	5,864	6,079
2.50%, 11/25/2041	8,199	8,300
			3.00%, 05/16/2037	14,000	14,370
3.00%, 04/25/2045	5,013	4,663	3.00%, 01/16/2054(a)	4,305	4,561
3.50%, 01/25/2028(a)	26,731	3,254
3.50%, 06/25/2033(a)	27,809	3,583	3.05%, 01/16/2049(a)	6,935	7,220
3.50%, 01/25/2040(a)	31,743	5,035	3.48%, 07/16/2045(a)	6,803	7,110
3.50%, 02/25/2041(a)	15,228	2,726	3.50%, 04/20/2038(a)	13,932	1,778
			3.50%, 10/20/2041(a)	22,917	3,405
3.50%, 02/25/2043	2,124	2,245
3.50%, 11/25/2042(a)	33,746	6,526	3.50%, 01/20/2043	27,365	6,473
			3.50%, 05/20/2043(a)	18,230	3,760
4.00%, 06/25/2039	10,000	10,656	4.00%, 09/16/2026(a)	12,826	1,338
4.00%, 12/25/2039	16,787	2,694
7.00%, 04/25/2032	1,818	2,091	4.00%, 02/20/2034	6,769	7,171
9.00%, 05/25/2020	20	22	4.00%, 11/16/2038	1,292	1,361
			4.00%, 02/20/2044(a)	10,856	2,125
Freddie Mac REMICS			4.50%, 01/20/2038(a)	181	11
1.08%, 02/15/2021(a)	11	12
2.50%, 11/15/2032	8,251	8,215	5.00%, 11/20/2039	7,500	8,206
2.50%, 01/15/2043(a)	20,216	2,689	GS Mortgage Securities Trust 2011-GC5
			5.48%, 08/10/2044(a),(b)	4,624	4,910
2.50%, 02/15/2043	4,248	4,189
3.00%, 08/15/2028	4,862	4,992	JP Morgan Chase Commercial Mortgage
3.00%, 11/15/2030(a)	11,541	975	Securities Trust 2013-C10
3.00%, 06/15/2031(a)	16,853	2,017	3.37%, 12/15/2047(a)	7,800	8,053
3.00%, 10/15/2042	3,033	3,137	JP Morgan Chase Commercial Mortgage
3.00%, 03/15/2043	8,482	8,743	Securities Trust 2013-C16
3.00%, 05/15/2044(a)	4,953	5,158	5.11%, 12/15/2046(a)	8,000	8,982
3.50%, 01/15/2028(a)	14,767	1,612	JPMBB Commercial Mortgage Securities
3.50%, 04/15/2040	18,253	2,007	Trust 2014-C25
3.50%, 10/15/2042(a)	10,824	2,349	4.60%, 11/15/2047(a)	5,000	5,218
4.00%, 06/15/2028(a)	5,393	248	LF Rothschild Mortgage Trust III
4.00%, 01/15/2039(a)	10,053	918	9.95%, 09/01/2017	2	2
4.00%, 05/15/2039	4,825	5,081	MASTR Alternative Loan Trust 2005-1
4.00%, 11/15/2042(a)	19,209	3,883	6.00%, 02/25/2035	4,892	5,334

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)
Morgan Stanley Re-REMIC Trust 2010-R1			(continued)
2.50%, 07/26/2035(a),(b)	$9,700	$9,172	5.00%, 07/01/2035	$108	$121
			5.00%, 07/01/2035	6	6
New Residential Mortgage Loan Trust 2014-			5.00%, 10/01/2035	20	22
3
4.75%, 11/25/2054(a),(b)	8,762	9,261	5.00%, 11/01/2035	867	967
Sequoia Mortgage Trust 2013-2			5.00%, 07/01/2044	6,506	7,297
3.66%, 02/25/2043 (a)	6,878	6,963	5.50%, 04/01/2018	52	55
Springleaf Mortgage Loan Trust 2013-1			5.50%, 03/01/2029	1	2
2.31%, 06/25/2058(a),(b)	5,600	5,497	5.50%, 05/01/2033	18	21
Springleaf Mortgage Loan Trust 2013-3			5.50%, 10/01/2033	26	30
3.79%, 09/25/2057(a),(b)	4,800	4,835	5.50%, 12/01/2033	668	758
			5.50%, 07/01/2037	50	57
Structured Asset Sec Corp Mort Pass Through			5.50%, 04/01/2038	28	32
Certs Series 2004-3
5.66%, 03/25/2034(a)	3,836	3,992	5.50%, 05/01/2038	106	120
			6.00%, 04/01/2017	92	96
WFRBS Commercial Mortgage Trust 2013-			6.00%, 04/01/2017	83	85
C14
4.13%, 06/15/2046(a),(b)	2,500	2,381	6.00%, 05/01/2017	98	101
			6.00%, 07/01/2017	5	5
WFRBS Commercial Mortgage Trust 2014-			6.00%, 01/01/2021	71	76
C23
4.52%, 10/15/2057(a)	9,700	10,489	6.00%, 06/01/2028	14	16
			6.00%, 05/01/2031	151	174
WFRBS Commercial Mortgage Trust 2014-			6.00%, 10/01/2031	5	6
LC14
4.34%, 03/15/2047(a)	8,000	8,274	6.00%, 02/01/2032	22	25
			6.00%, 09/01/2032	319	364
		$487,247	6.00%, 11/01/2033	698	803
Other Asset Backed Securities - 0.23%			6.00%, 11/01/2033	515	587
TAL Advantage V LLC			6.00%, 05/01/2034	2,115	2,435
3.33%, 05/20/2039(a),(b)	3,576	3,618	6.00%, 05/01/2034	1,771	1,997
			6.00%, 09/01/2034	155	178
TOTAL BONDS		$504,711	6.00%, 02/01/2035	145	167
			6.00%, 10/01/2036(a)	110	126
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 67.25%	Amount (000's) Value (000's)		6.00%, 03/01/2037	183	210
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 05/01/2037	275	315
			6.00%, 01/01/2038(a)	101	115
17.18%
2.04%, 03/01/2036(a)	$253	$262	6.00%, 03/01/2038	68	77
2.48%, 10/01/2032(a)	2	2	6.00%, 04/01/2038	202	231
2.50%, 08/01/2027	2,579	2,650	6.00%, 07/01/2038	427	487
2.50%, 09/01/2027	8,212	8,438	6.00%, 10/01/2038	284	324
2.50%, 02/01/2028	7,999	8,220	6.00%, 09/01/2039	7,595	8,707
3.00%, 01/01/2027	7,446	7,821	6.50%, 11/01/2016	46	47
3.00%, 02/01/2027	7,597	7,970	6.50%, 06/01/2017	17	17
3.00%, 10/01/2042	8,877	9,061	6.50%, 12/01/2021	335	384
3.00%, 10/01/2042	11,161	11,366	6.50%, 04/01/2022	292	336
3.00%, 05/01/2043	8,033	8,182	6.50%, 05/01/2022	183	211
3.50%, 11/01/2026	4,991	5,335	6.50%, 08/01/2022	73	84
3.50%, 02/01/2032	8,054	8,481	6.50%, 05/01/2023	96	102
3.50%, 04/01/2032	6,896	7,261	6.50%, 07/01/2023	2	3
3.50%, 12/01/2041	4,277	4,519	6.50%, 01/01/2024	16	19
3.50%, 02/01/2042	3,034	3,180	6.50%, 07/01/2025	2	3
3.50%, 04/01/2042	12,197	12,787	6.50%, 07/01/2025	2	3
3.50%, 04/01/2042	1,231	1,291	6.50%, 09/01/2025	1	1
3.50%, 07/01/2042	13,187	13,860	6.50%, 09/01/2025	2	2
3.50%, 09/01/2042	9,321	9,771	6.50%, 10/01/2025	2	2
3.50%, 08/01/2043	9,062	9,539	6.50%, 10/01/2025	4	4
3.50%, 02/01/2044	10,020	10,566	6.50%, 03/01/2029	78	92
4.00%, 12/01/2040	8,356	9,030	6.50%, 03/01/2029	6	7
4.00%, 10/01/2041	5,761	6,199	6.50%, 04/01/2031	275	315
4.00%, 12/01/2041	7,484	8,172	6.50%, 06/01/2031	1	1
4.00%, 07/01/2042	4,955	5,411	6.50%, 10/01/2031	118	141
4.00%, 07/01/2043	6,486	7,079	6.50%, 01/01/2032	1,299	1,561
4.00%, 09/01/2044	7,769	8,483	6.50%, 02/01/2032	17	20
4.50%, 08/01/2033	737	804	6.50%, 04/01/2032	15	17
4.50%, 07/01/2039	2,656	2,929	6.50%, 04/01/2035	10	12
4.50%, 12/01/2040	6,638	7,241	6.50%, 02/01/2037	32	36
4.50%, 04/01/2041	8,098	9,059	7.00%, 07/01/2024	4	4
4.50%, 11/01/2043	7,816	8,747	7.00%, 01/01/2028	502	562
4.50%, 01/01/2044	8,285	9,236	7.00%, 06/01/2029	191	229
5.00%, 10/01/2025	130	144	7.00%, 01/01/2031	1	1
5.00%, 12/01/2032	103	116	7.00%, 04/01/2031	124	142
5.00%, 02/01/2033	1,108	1,246	7.00%, 10/01/2031	152	185
5.00%, 01/01/2034	995	1,124	7.00%, 04/01/2032	290	352
5.00%, 05/01/2034	229	255	7.50%, 12/01/2030	4	4
5.00%, 05/01/2035	240	267

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)			4.50%, 08/01/2041	$5,008	$5,603
7.50%, 02/01/2031	$35	$39
7.50%, 02/01/2031	3	4	4.50%, 03/01/2042	14,871	16,487
8.00%, 08/01/2030	1	1	4.50%, 09/01/2043	5,958	6,670
			4.50%, 09/01/2043	6,990	7,830
8.00%, 12/01/2030	10	10	4.50%, 09/01/2043	10,972	12,290
8.50%, 04/01/2019	2	2
8.50%, 07/01/2029	143	160	4.50%, 10/01/2043	3,090	3,448
			4.50%, 11/01/2043	9,942	11,137
9.00%, 09/01/2021	1	1	4.50%, 09/01/2044	8,833	9,895
		$268,415	5.00%, 01/01/2018	38	40
			5.00%, 11/01/2018	228	239
			5.00%, 04/01/2019	58	62
Federal National Mortgage Association (FNMA) - 36.18%			5.00%, 01/01/2026	151	168
2.00%, 10/01/2027	5,490	5,502	5.00%, 04/01/2035	291	329
2.00%, 10/01/2027	4,088	4,097	5.00%, 05/01/2035	178	199
2.00%, 02/01/2028	7,086	7,101	5.00%, 07/01/2035	58	65
2.00%, 08/01/2028	4,183	4,192	5.00%, 02/01/2038	3,179	3,603
2.25%, 12/01/2033(a)	148	158
			5.00%, 03/01/2038	2,449	2,778
2.50%, 06/01/2027	9,315	9,574	5.00%, 02/01/2040	12,625	14,407
2.50%, 05/01/2028	4,742	4,875	5.00%, 04/01/2040	1,384	1,555
2.50%, 05/01/2028	4,070	4,184	5.00%, 05/01/2040	4,867	5,554
2.50%, 07/01/2028	14,460	14,797	5.00%, 06/01/2040	2,356	2,640
2.50%, 03/01/2030	10,827	11,133	5.00%, 07/01/2041	6,753	7,635
2.59%, 03/01/2028(a)	15	16
2.63%, 11/01/2033(a)	11	11	5.00%, 07/01/2041	14,261	16,279
			5.50%, 09/01/2017	4	5
3.00%, 04/01/2027	7,019	7,372	5.50%, 09/01/2017	39	41
3.00%, 05/01/2029	10,615	11,178	5.50%, 12/01/2017	315	331
3.00%, 06/01/2042	8,152	8,321	5.50%, 03/01/2018	47	49
3.00%, 10/01/2042	8,520	8,700	5.50%, 06/01/2019	13	14
3.00%, 11/01/2042	11,788	12,037	5.50%, 06/01/2019	10	11
3.00%, 12/01/2042	8,682	8,862	5.50%, 07/01/2019	3	3
3.00%, 01/01/2043	8,726	8,907	5.50%, 07/01/2019	36	38
3.00%, 02/01/2043	9,113	9,320	5.50%, 07/01/2019	51	54
3.00%, 02/01/2043	8,115	8,282	5.50%, 07/01/2019	13	14
3.00%, 04/01/2043	10,772	11,003	5.50%, 08/01/2019	11	12
3.50%, 02/01/2042	9,544	10,123	5.50%, 08/01/2019	62	65
3.50%, 03/01/2042	5,029	5,275	5.50%, 09/01/2019	71	75
3.50%, 06/01/2042	5,202	5,468	5.50%, 06/01/2026	136	153
3.50%, 07/01/2042	8,019	8,454	5.50%, 05/01/2033	192	217
3.50%, 07/01/2042	5,991	6,298	5.50%, 07/01/2033	1,175	1,353
3.50%, 09/01/2042	13,744	14,490	5.50%, 09/01/2033	708	815
3.50%, 11/01/2042	8,296	8,755	5.50%, 02/01/2035	2,702	3,094
3.50%, 02/01/2043	3,254	3,451	5.50%, 02/01/2037	16	18
3.50%, 05/01/2043	7,748	8,194	5.50%, 12/01/2037	1,732	1,993
3.50%, 03/01/2045	4,985	5,256	5.50%, 03/01/2038	438	505
4.00%, 01/01/2034	2,547	2,749	5.50%, 03/01/2038	666	763
4.00%, 08/01/2039	6,611	7,068	5.50%, 06/01/2040	3,729	4,273
4.00%, 09/01/2040	5,047	5,461	6.00%, 12/01/2016	123	126
4.00%, 01/01/2041	7,410	7,957	6.00%, 01/01/2017	2	2
4.00%, 01/01/2041	8,276	8,876	6.00%, 04/01/2017	19	20
4.00%, 04/01/2041	4,840	5,189	6.00%, 08/01/2017	280	290
4.00%, 04/01/2041	5,887	6,322	6.00%, 08/01/2018	199	208
4.00%, 11/01/2041	7,507	8,050	6.00%, 12/01/2022	25	28
4.00%, 02/01/2042	3,802	4,145	6.00%, 03/01/2029	84	96
4.00%, 04/01/2042	8,659	9,281	6.00%, 08/01/2031	482	555
4.00%, 03/01/2043	7,178	7,765	6.00%, 12/01/2031	2	3
4.00%, 08/01/2043	12,134	13,261	6.00%, 12/01/2031	4	5
4.00%, 08/01/2043	7,076	7,734	6.00%, 01/01/2032	365	415
4.00%, 10/01/2043	8,938	9,741	6.00%, 11/01/2032	18	21
4.00%, 04/01/2044	4,627	5,059	6.00%, 04/01/2033	352	395
4.00%, 08/01/2044	15,258	16,682	6.00%, 02/01/2034	446	513
4.00%, 08/01/2044	6,187	6,815	6.00%, 03/01/2034	632	726
4.50%, 12/01/2019	66	69	6.00%, 09/01/2034	1,235	1,396
4.50%, 01/01/2020	253	267	6.00%, 11/01/2037	205	234
4.50%, 09/01/2025	4,094	4,404	6.00%, 02/01/2038	223	258
4.50%, 07/01/2039	5,609	6,184	6.00%, 03/01/2038	127	147
4.50%, 07/01/2039	2,569	2,832	6.00%, 08/01/2038	1,230	1,420
4.50%, 09/01/2039	3,442	3,794	6.00%, 04/01/2039	1,278	1,485
4.50%, 01/01/2041	13,409	14,865	6.50%, 06/01/2016	1	1
4.50%, 03/01/2041	6,089	6,716	6.50%, 09/01/2024	375	432
			6.50%, 08/01/2028	72	83
			6.50%, 11/01/2028	65	74
			6.50%, 12/01/2028	44	51

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 02/01/2029	$32	$37	(continued)
			6.00%, 10/15/2023	$112	$127
6.50%, 03/01/2029	55	63	6.00%, 11/15/2023	21	24
6.50%, 04/01/2029	28	32	6.00%, 11/15/2023	50	57
6.50%, 06/01/2031	80	92
6.50%, 06/01/2031	158	183	6.00%, 12/15/2023	25	28
			6.00%, 12/15/2023	2	2
6.50%, 06/01/2031	74	85	6.00%, 12/15/2023	27	30
6.50%, 09/01/2031	6	7
6.50%, 12/01/2031	6	7	6.00%, 01/15/2024	15	17
			6.00%, 01/20/2024	7	8
6.50%, 01/01/2032	35	40	6.00%, 02/15/2024	31	36
6.50%, 04/01/2032	23	26
6.50%, 04/01/2032	439	506	6.00%, 02/15/2024	28	32
			6.00%, 02/15/2024	18	20
6.50%, 08/01/2032	174	204	6.00%, 03/15/2024	17	19
6.50%, 11/01/2032	229	258
6.50%, 11/01/2032	86	93	6.00%, 04/20/2024	34	39
			6.00%, 05/20/2024	26	30
6.50%, 11/01/2032	433	495	6.00%, 05/20/2024	20	23
6.50%, 02/01/2033	371	428
6.50%, 07/01/2034	749	886	6.00%, 10/20/2024	13	14
			6.00%, 09/20/2025	24	27
6.50%, 04/01/2036	14	16	6.00%, 04/20/2026	81	94
6.50%, 08/01/2036	103	119
6.50%, 08/01/2036	173	205	6.00%, 10/20/2028	12	13
			6.00%, 02/20/2029	127	149
6.50%, 10/01/2036	75	88	6.00%, 05/20/2032(a)	377	436
6.50%, 11/01/2036	73	84
6.50%, 07/01/2037	39	48	6.00%, 08/15/2032	41	47
			6.00%, 09/15/2032	196	223
6.50%, 07/01/2037	57	69	6.00%, 02/15/2033	29	33
6.50%, 08/01/2037	956	1,140
6.50%, 08/01/2037	86	100	6.00%, 07/20/2033	1,513	1,750
			6.00%, 08/15/2038	327	372
6.50%, 01/01/2038	14	16	6.50%, 09/15/2023	14	16
6.50%, 02/01/2038	39	46
6.50%, 05/01/2038	17	19	6.50%, 09/15/2023	25	29
			6.50%, 09/15/2023	14	16
7.00%, 05/01/2022	21	23	6.50%, 09/15/2023	16	18
7.00%, 08/01/2028	95	113
7.00%, 12/01/2028	97	113	6.50%, 10/15/2023	25	29
7.00%, 07/01/2029	98	117	6.50%, 11/15/2023	5	6
			6.50%, 12/15/2023	35	40
7.00%, 11/01/2031	416	447	6.50%, 12/15/2023	8	9
7.00%, 07/01/2032	189	215	6.50%, 12/15/2023	29	34
7.50%, 12/01/2024	138	152
7.50%, 07/01/2029	30	30	6.50%, 12/15/2023	16	19
			6.50%, 01/15/2024	21	24
7.50%, 02/01/2030	90	102	6.50%, 01/15/2024	21	25
7.50%, 01/01/2031	2	3
7.50%, 08/01/2032	19	23	6.50%, 01/15/2024	7	8
			6.50%, 01/15/2024	15	17
8.00%, 05/01/2022	1	1	6.50%, 01/15/2024	43	50
8.50%, 02/01/2023	1	1
8.50%, 09/01/2025	1	2	6.50%, 01/15/2024	8	9
			6.50%, 03/15/2024	40	47
9.00%, 09/01/2030	34	39	6.50%, 04/15/2024	20	23
		$565,238	6.50%, 04/20/2024	13	15
Government National Mortgage Association (GNMA) -			6.50%, 07/15/2024	53	61
8.86%			6.50%, 01/15/2026	11	13
3.00%, 11/15/2042	10,185	10,557	6.50%, 03/15/2026	16	18
3.00%, 11/15/2042	7,816	8,043	6.50%, 07/20/2026	4	4
3.00%, 12/15/2042	8,347	8,588	6.50%, 10/20/2028	13	15
3.00%, 02/15/2043	8,500	8,811	6.50%, 03/20/2031	103	123
3.50%, 12/20/2041	6,815	7,210	6.50%, 04/20/2031	81	98
3.50%, 07/15/2042	8,848	9,340	6.50%, 07/15/2031	2	3
3.50%, 08/20/2042	8,035	8,607	6.50%, 10/15/2031	17	20
3.50%, 06/20/2043	8,415	9,029	6.50%, 07/15/2032	8	9
3.50%, 08/15/2043	10,782	11,535	6.50%, 05/20/2034	655	797
4.00%, 08/15/2041	7,042	7,782	6.80%, 04/20/2025	45	47
4.00%, 02/20/2043	4,145	4,465	7.00%, 11/15/2022	6	6
4.00%, 03/15/2044	7,044	7,806	7.00%, 11/15/2022	14	14
4.50%, 10/15/2039	5,207	5,789	7.00%, 12/15/2022	42	46
4.50%, 09/20/2041	6,344	6,900	7.00%, 12/15/2022	8	8
5.00%, 02/15/2034	255	287	7.00%, 01/15/2023	18	19
5.00%, 10/15/2039	5,016	5,726	7.00%, 01/15/2023	10	11
5.00%, 06/20/2041	4,093	4,604	7.00%, 01/15/2023	8	8
5.50%, 07/20/2033	2,049	2,357	7.00%, 02/15/2023	23	23
5.50%, 03/20/2034	2,042	2,327	7.00%, 07/15/2023	20	21
5.50%, 05/20/2035	229	261	7.00%, 07/15/2023	9	10
5.50%, 01/15/2039	342	391	7.00%, 07/15/2023	15	16
5.50%, 01/15/2039	601	685	7.00%, 08/15/2023	18	20
			7.00%, 10/15/2023	17	18
			7.00%, 12/15/2023	19	21
			7.00%, 12/15/2023	24	27

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
7.00%, 01/15/2026		$13	$13	9.50%, 01/20/2021	$1	$1
7.00%, 01/15/2027		25	27	9.50%, 02/20/2021	1	1
7.00%, 10/15/2027		2	2	9.50%, 08/15/2021	60	70
7.00%, 10/15/2027		2	2			$138,434
7.00%, 10/15/2027		9	9
7.00%, 11/15/2027		26	26	U.S. Treasury - 4.62%
7.00%, 12/15/2027		6	6	2.25%, 11/30/2017	5,900	6,119
7.00%, 12/15/2027		2	2	3.00%, 11/15/2044	14,800	15,573
7.00%, 02/15/2028		1	1	3.13%, 05/15/2021	22,000	23,827
7.00%, 04/15/2028		3	3	4.25%, 11/15/2040	7,400	9,525
7.00%, 06/15/2028		153	172	5.25%, 11/15/2028	5,300	7,126
7.00%, 12/15/2028		78	88	6.25%, 08/15/2023	7,500	10,010
7.00%, 01/15/2029		56	63			$72,180
7.00%, 03/15/2029		39	41	U.S. Treasury Strip - 0.41%
7.00%, 04/15/2029		189	212	0.00%, 05/15/2020(c),(d)	6,800	6,288
7.00%, 04/15/2029		20	20
7.00%, 05/15/2031		11	13	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 06/20/2031		75	92	OBLIGATIONS		$1,050,555
7.00%, 07/15/2031		2	2	Total Investments		$1,589,665
7.00%, 09/15/2031		3	3	Liabilities in Excess of Other Assets, Net - (1.76)%		$(27,435)
7.25%, 09/15/2025		24	24
7.50%, 04/15/2017		6	6	TOTAL NET ASSETS - 100.00%		$1,562,230
7.50%, 04/15/2017		2	2
7.50%, 04/15/2017		5	6	(a)	Variable Rate. Rate shown is in effect at April 30, 2015.
7.50%, 07/15/2018		6	6	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 12/15/2021		23	23	1933. These securities may be resold in transactions exempt from
7.50%, 02/15/2022		8	8	registration, normally to qualified institutional buyers. At the end of the
7.50%, 03/15/2022		2	2	period, the value of these securities totaled $79,178 or 5.07% of net assets.
7.50%, 03/15/2022		9	9	(c) Non-Income Producing Security
7.50%, 04/15/2022		25	25	(d) Security is a Principal Only Strip.
7.50%, 04/15/2022		7	7
7.50%, 04/15/2022		6	7
7.50%, 05/15/2022		11	11
7.50%, 07/15/2022		26	26	Portfolio Summary (unaudited)
7.50%, 08/15/2022		2	2	Sector		Percent
7.50%, 08/15/2022		16	16	Mortgage Securities		93.41%
7.50%, 08/15/2022		5	5	Government		5.03%
7.50%, 08/15/2022		22	22	Exchange Traded Funds		2.20%
7.50%, 02/15/2023		10	11	Asset Backed Securities		1.12%
7.50%, 05/15/2023		13	14	Liabilities in Excess of Other Assets, Net		(1.76)%
7.50%, 05/15/2023		3	4	TOTAL NET ASSETS		100.00%
7.50%, 05/15/2023		23	23
7.50%, 06/15/2023		15	17
7.50%, 10/15/2023		3	4
7.50%, 11/15/2023		12	13
7.50%, 03/15/2024		22	24
7.50%, 08/15/2024		1	1
7.50%, 05/15/2027		6	7
7.50%, 05/15/2027		17	18
7.50%, 06/15/2027		11	11
7.50%, 08/15/2029		66	71
7.50%, 09/15/2029		39	41
7.50%, 09/15/2029		21	21
7.50%, 10/15/2029		67	76
7.50%, 11/15/2029		50	52
7.50%, 11/15/2029		82	87
8.00%, 05/15/2017		1	1
8.00%, 06/15/2017		1	1
8.00%, 06/15/2017		3	3
8.00%, 02/15/2022		26	28
8.00%, 04/15/2022		16	18
8.00%, 12/15/2030		8	10
9.00%, 11/15/2021		59	66
9.50%, 07/15/2017		11	11
9.50%, 10/15/2017		4	5
9.50%, 11/15/2017		4	4
9.50%, 09/20/2018		31	31
9.50%, 09/15/2020		8	8
9.50%, 12/20/2020		17	17

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Biotechnology - 0.00%
Neuro-Hitech Inc (a)	250,000	$—		Automobile Parts & Equipment (continued)
				Dana Holding Corp (continued)
				5.50%, 12/15/2024		$10,970	$11,272
Commercial Services - 0.00%				6.00%, 09/15/2023		8,135	8,643
Network Holding Co KSCC (a),(b)	393,257	—
				6.75%, 02/15/2021		3,251	3,434
				Gestamp Funding Luxembourg SA
				5.63%, 05/31/2020(d)		5,481	5,673
Computers - 0.00%
SONICblue Inc (a),(b)	10,000,000	—		Lear Corp
				5.25%, 01/15/2025		11,840	12,092
				Rhino Bondco S.P.A
Energy - Alternate Sources - 0.00%				7.25%, 11/15/2020(d)	EUR	1,000	1,201
Ogden Corp (a),(b),(c)	5,000,000	—
				Schaeffler Holding Finance BV
				6.75%, PIK 7.50%, 11/15/2022(d),(e)		$3,290	3,603
Semiconductors - 0.00%				ZF North America Capital Inc
Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—		4.00%, 04/29/2020(d)		10,200	10,264
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—		4.50%, 04/29/2022(d)		2,030	2,026
		$—					$66,616
TOTAL COMMON STOCKS		$—		Banks- 3.98%
INVESTMENT COMPANIES - 2.20%	Shares Held	Value(000	's)	Barclays PLC
				8.25%, 12/29/2049(f)		29,160	31,061
Publicly Traded Investment Fund - 2.20%
Goldman Sachs Financial Square Funds -	86,108,347	86,108		CIT Group Inc
Government Fund				3.88%, 02/19/2019		27,935	27,691
				Goldman Sachs Group Inc/The
TOTAL INVESTMENT COMPANIES		$86,108		5.38%, 12/29/2049(f)		15,200	15,216
				ING Bank NV
PREFERRED STOCKS - 0.32%	Shares Held	Value(000	's)	5.80%, 09/25/2023(d)		18,700	21,041
Diversified Financial Services - 0.32%				JP Morgan Chase & Co
Ally Financial Inc (d)	12,284	12,516		5.00%, 12/29/2049(f)		27,925	27,437
				Wells Fargo & Co
TOTAL PREFERRED STOCKS		$12,516		5.87%, 12/29/2049(f)		13,765	14,608
	Principal			5.90%, 12/29/2049(f)		18,000	18,855
BONDS- 85.97%	Amount (000's)	Value(000	's)				$155,909

Aerospace & Defense - 0.16%				Beverages - 0.62%
Air 2 US				Constellation Brands Inc
8.63%, 10/01/2020(d)	$5,960	$6,162		3.75%, 05/01/2021		7,770	7,925
				4.25%, 05/01/2023		15,780	16,234
Agriculture - 0.57%							$24,159
Pinnacle Operating Corp				Biotechnology - 0.06%
9.00%, 11/15/2020(d)	22,113	22,389		Concordia Healthcare Corp
				7.00%, 04/15/2023(d)		2,325	2,360
Airlines - 0.24%
American Airlines 2015-1 Class B Pass				Building Materials - 1.42%
Through Trust				Boise Cascade Co
3.70%, 05/01/2023(b)	2,800	2,814		6.38%, 11/01/2020		7,920	8,336
United Airlines 2014-1 Class B Pass Through				Cemex SAB de CV
Trust				6.13%, 05/05/2025(d)		7,175	7,363
4.75%, 04/11/2022(b)	3,500	3,631		7.25%, 01/15/2021(d)		17,335	18,765
US Airways 2001-1G Pass Through Trust				Masonite International Corp
7.08%, 09/20/2022(b)	2,874	3,161		5.63%, 03/15/2023(d)		1,525	1,594
		$9,606		Norbord Inc
				5.38%, 12/01/2020(d)		10,175	10,022
Automobile Manufacturers - 3.07%
FCA US LLC / CG Co-Issuer Inc				Vulcan Materials Co
8.00%, 06/15/2019	7,420	7,773		4.50%, 04/01/2025		9,425	9,566
Fiat Chrysler Automobiles NV							$55,646
4.50%, 04/15/2020(d)	7,500	7,549
				Chemicals - 2.49%
General Motors Financial Co Inc				Aruba Investments Inc
3.15%, 01/15/2020	14,790	14,902		8.75%, 02/15/2023(d)		10,280	10,241
3.45%, 04/10/2022	14,405	14,304		Axiall Corp
4.00%, 01/15/2025	12,915	12,995		4.88%, 05/15/2023		10,347	10,451
Jaguar Land Rover Automotive PLC				Consolidated Energy Finance SA
3.50%, 03/15/2020(d)	7,400	7,382		6.75%, 10/15/2019(d)		11,995	12,235
4.13%, 12/15/2018(d)	11,130	11,450		Cornerstone Chemical Co
4.25%, 11/15/2019(d)	12,880	13,234		9.38%, 03/15/2018(d)		9,815	10,208
5.63%, 02/01/2023(d)	8,780	9,307		Eagle Spinco Inc
Navistar International Corp				4.63%, 02/15/2021		18,815	19,050
8.25%, 11/01/2021	21,650	21,406		NOVA Chemicals Corp
		$120,302		5.00%, 05/01/2025(d)		8,760	9,231
				5.25%, 08/01/2023(d)		24,915	26,223
Automobile Parts & Equipment - 1.70%
Dana Holding Corp							$97,639
5.38%, 09/15/2021	8,085	8,408

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services - 0.46%			Engineering & Construction - 0.31%
Ahern Rentals Inc			Aguila 3 SA
7.38%, 05/15/2023(b),(d),(g)	$7,070	$7,070	7.88%, 01/31/2018(d)		$8,070	$8,151
TMS International Corp			Astaldi SpA
7.63%, 10/15/2021(d)	5,500	5,500	7.13%, 12/01/2020(d)	EUR	3,150	3,807
United Rentals North America Inc						$11,958
5.50%, 07/15/2025	5,335	5,405
		$17,975	Entertainment - 2.80%
			CCM Merger Inc
Computers - 0.57%			9.13%, 05/01/2019(d)		$21,383	23,227
Compiler Finance Sub Inc			Cinemark USA Inc
7.00%, 05/01/2021(d)	12,770	9,578	4.88%, 06/01/2023		20,905	21,139
IHS Inc			DreamWorks Animation SKG Inc
5.00%, 11/01/2022(d)	3,065	3,065	6.88%, 08/15/2020(d)		15,055	15,055
NCR Corp			Peninsula Gaming LLC / Peninsula Gaming
4.63%, 02/15/2021	9,673	9,600	Corp
		$22,243	8.38%, 02/15/2018(d)		16,680	17,431
			Regal Entertainment Group
Distribution & Wholesale - 0.48%			5.75%, 03/15/2022		14,090	14,478
HD Supply Inc			WMG Acquisition Corp
5.25%, 12/15/2021(d)	2,525	2,620	6.75%, 04/15/2022(d)		9,685	9,201
7.50%, 07/15/2020	15,120	16,216	WMG Holdings Corp
		$18,836	13.75%, 10/01/2019		8,435	9,215
Diversified Financial Services - 4.48%						$109,746
Aircastle Ltd			Food - 0.91%
4.63%, 12/15/2018	3,915	4,091	Ingles Markets Inc
5.13%, 03/15/2021	17,575	18,431	5.75%, 06/15/2023		10,265	10,676
5.50%, 02/15/2022	5,165	5,514	Pilgrim's Pride Corp
7.63%, 04/15/2020	8,050	9,378	5.75%, 03/15/2025(d)		5,250	5,381
Credit Acceptance Corp			Smithfield Foods Inc
6.13%, 02/15/2021	32,150	31,467	5.25%, 08/01/2018(d)		4,339	4,447
7.38%, 03/15/2023(d)	13,825	13,756	5.88%, 08/01/2021(d)		14,255	14,968
Denali Borrower LLC / Denali Finance Corp						$35,472
5.63%, 10/15/2020(d)	19,740	21,097
Fly Leasing Ltd			Forest Products & Paper - 1.38%
6.38%, 10/15/2021	20,730	20,834	Cascades Inc
Icahn Enterprises LP / Icahn Enterprises			5.50%, 07/15/2022(d)		7,180	7,270
Finance Corp			Resolute Forest Products Inc
5.88%, 02/01/2022	11,100	11,473	5.88%, 05/15/2023		7,035	6,780
6.00%, 08/01/2020	7,060	7,423	Sappi Papier Holding GmbH
OneMain Financial Holdings Inc			7.50%, 06/15/2032(d)		5,985	5,835
7.25%, 12/15/2021(d)	17,355	18,374	7.75%, 07/15/2017(d)		5,000	5,425
Springleaf Finance Corp			8.38%, 06/15/2019(d)		11,287	12,049
5.25%, 12/15/2019	13,650	13,752	Tembec Industries Inc
		$175,590	9.00%, 12/15/2019(d)		9,430	9,619
			Verso Paper Holdings LLC / Verso Paper Inc
Electric - 2.14%			11.75%, 01/15/2019		7,920	6,930
Dynegy Inc						$53,908
6.75%, 11/01/2019(d)	5,500	5,748
7.38%, 11/01/2022(d)	15,610	16,625	Hand & Machine Tools - 0.14%
Elwood Energy LLC			Paternoster Holding III GmbH
8.16%, 07/05/2026	7,296	8,116	8.50%, 02/15/2023(d)	EUR	4,900	5,598
Energy Future Intermediate Holding Co LLC /
EFIH Finance Inc
0.00%, 03/01/2022(a),(d),(f)	6,952	7,838	Healthcare - Products - 1.39%
			ConvaTec Finance International SA
Indiantown Cogeneration LP			8.25%, PIK 9.00%, 01/15/2019(d),(e)		$24,165	24,376
9.77%, 12/15/2020	3,619	4,144	ConvaTec Healthcare E SA
Miran Mid-Atlantic Series C Pass Through			10.50%, 12/15/2018 (d)		300	317
Trust			DJO Finco Inc / DJO Finance LLC / DJO
10.06%, 12/30/2028	18,968	20,769	Finance Corp
Mirant Mid-Atlantic Series B Pass Through			8.13%, 06/15/2021(d),(g)		12,305	12,490
Trust
9.13%, 06/30/2017(b)	451	479	Kinetic Concepts Inc / KCI USA Inc
NRG Energy Inc			10.50%, 11/01/2018		3,560	3,832
			Universal Hospital Services Inc
6.25%, 05/01/2024	6,760	6,912	7.63%, 08/15/2020		15,410	13,522
8.25%, 09/01/2020	12,375	13,056
		$83,687				$54,537
			Healthcare - Services - 4.29%
Electronics - 0.39%			Centene Corp
Sanmina Corp
4.38%, 06/01/2019(d)	1,940	1,950	4.75%, 05/15/2022		14,700	15,472
Viasystems Inc			5.75%, 06/01/2017		14,793	15,681
7.88%, 05/01/2019(d)	12,620	13,282	Fresenius Medical Care US Finance II Inc
			4.75%, 10/15/2024(d)		7,770	8,120
		$15,232	5.88%, 01/31/2022(d)		7,825	8,568

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)				Leisure Products & Services - 0.27%
Fresenius Medical Care US Finance Inc				NCL Corp Ltd
6.50%, 09/15/2018(d)		$4,895	$5,482	5.25%, 11/15/2019(d)		$10,175	$10,480
HCA Holdings Inc
6.25%, 02/15/2021		2,480	2,708
HCA Inc				Lodging - 0.77%
				MGM Resorts International
4.75%, 05/01/2023		21,400	22,470	6.00%, 03/15/2023		12,225	12,660
5.00%, 03/15/2024		17,315	18,401
5.25%, 04/15/2025		3,915	4,243	6.63%, 12/15/2021		6,290	6,730
				7.75%, 03/15/2022		1,600	1,796
5.38%, 02/01/2025		2,220	2,331	10.00%, 11/01/2016		8,205	9,067
5.88%, 03/15/2022		12,015	13,442
LifePoint Hospitals Inc							$30,253
5.50%, 12/01/2021		8,390	8,819	Machinery - Construction & Mining - 0.20%
MPH Acquisition Holdings LLC				Vander Intermediate Holding II Corp
6.63%, 04/01/2022(d)		15,920	16,716	9.75%, PIK 10.50%, 02/01/2019 (d),(e)		7,930	8,009
WellCare Health Plans Inc
5.75%, 11/15/2020		24,175	25,625
			$168,078	Media- 6.76%
				Cablevision Systems Corp
Holding Companies - Diversified - 0.93%				8.00%, 04/15/2020		10,875	12,479
Alphabet Holding Co Inc				CCO Holdings LLC / CCO Holdings Capital
7.75%, 11/01/2017		9,020	8,986	Corp
Argos Merger Sub Inc				5.13%, 05/01/2023(d)		47,150	46,678
7.13%, 03/15/2023(d)		11,930	12,526	CSC Holdings LLC
Nielsen Co Luxembourg SARL/The				6.75%, 11/15/2021		4,685	5,294
5.50%, 10/01/2021(d)		14,355	14,786	DISH DBS Corp
			$36,298	5.88%, 07/15/2022		22,230	22,397
				5.88%, 11/15/2024		11,890	11,712
Home Builders - 2.25%				6.75%, 06/01/2021		39,050	41,347
Beazer Homes USA Inc				7.88%, 09/01/2019		19,500	22,011
6.63%, 04/15/2018		2,646	2,742	Network Communications Inc
Lennar Corp				8.60%, PIK 8.60%, 01/14/2020(b),(d),(e)		3,322	1,608
4.13%, 12/01/2018		14,125	14,372	Numericable-SFR SAS
4.50%, 11/15/2019		8,300	8,549	6.00%, 05/15/2022(d)		7,655	7,842
4.75%, 11/15/2022(f)		21,880	22,126
				RCN Telecom Services LLC / RCN Capital
WCI Communities Inc				Corp
6.88%, 08/15/2021		21,855	22,511	8.50%, 08/15/2020(d)		16,475	17,649
Woodside Homes Co LLC / Woodside Homes				TVN Finance Corp III AB
Finance Inc				7.38%, 12/15/2020(d)	EUR	2,750	3,429
6.75%, 12/15/2021(d)		18,625	17,787
				Unitymedia Hessen GmbH & Co KG /
			$88,087	Unitymedia NRW GmbH
				5.50%, 01/15/2023(d)		$16,650	17,420
Insurance - 2.10%
Liberty Mutual Group Inc				Unitymedia KabelBW GmbH
7.00%, 03/07/2067(d),(f)		19,172	19,771	6.13%, 01/15/2025(d)		8,940	9,331
Voya Financial Inc				Univision Communications Inc
5.65%, 05/15/2053(f)		55,485	58,121	6.75%, 09/15/2022(d)		4,516	4,849
XLIT Ltd				8.50%, 05/15/2021(d)		11,896	12,758
4.45%, 03/31/2025		4,189	4,217	WideOpenWest Finance LLC /
			$82,109	WideOpenWest Capital Corp
				13.38%, 10/15/2019		21,140	22,937
Internet - 1.71%				10.25%, 07/15/2019		3,180	3,415
Equinix Inc				Ziggo Bond Finance BV
5.38%, 01/01/2022		15,065	15,630	4.63%, 01/15/2025(d)	EUR	1,500	1,735
United Group BV							$264,891
7.88%, 11/15/2020(d)	EUR	12,000	14,397
Zayo Group LLC / Zayo Capital Inc				Metal Fabrication & Hardware - 0.28%
6.00%, 04/01/2023(d)		$21,635	21,743	Wise Metals Intermediate Holdings LLC/Wise
				Holdings Finance Corp
10.13%, 07/01/2020		13,286	$15,080	9.75%, PIK 10.50%, 06/15/2019 (d),(e)		$10,055	10,897
			66,850
Iron & Steel - 2.34%
AK Steel Corp				Mining - 1.26%
7.63%, 05/15/2020		6,355	5,513	FMG Resources August 2006 Pty Ltd
ArcelorMittal				6.88%, 02/01/2018(d)		5,933	6,141
7.75%, 10/15/2039(f)		40,810	42,136	6.88%, 04/01/2022(d)		8,180	6,196
				8.25%, 11/01/2019(d)		17,720	15,461
Commercial Metals Co				9.75%, 03/01/2022(d)		4,215	4,344
4.88%, 05/15/2023		23,670	22,546
Signode Industrial Group Lux SA/Signode				Midwest Vanadium Pty Ltd
				0.00%, 02/15/2018(a),(d)		11,225	561
Industrial Group US Inc
6.38%, 05/01/2022(d)		21,535	21,535	St Barbara Ltd
				8.88%, 04/15/2018(d)		15,120	13,759
			$91,730	Taseko Mines Ltd
				7.75%, 04/15/2019		4,535	3,039
							$49,501

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturing - 0.46%			Packaging & Containers (continued)
Bombardier Inc			Ardagh Packaging Finance PLC / Ardagh
5.50%, 09/15/2018(d)	$6,875	$6,953	Holdings USA Inc
7.50%, 03/15/2025(d)	11,170	11,072	3.27%, 12/15/2019(d),(f)	$14,000	$13,808
		$18,025	6.00%, 06/30/2021(d)	4,280	4,344
			7.00%, 11/15/2020(d)	1,039	1,062
Oil & Gas - 7.64%			Berry Plastics Corp
Baytex Energy Corp			5.50%, 05/15/2022	17,390	18,020
5.13%, 06/01/2021(d)	7,195	7,015
			Beverage Packaging Holdings Luxembourg II
Carrizo Oil & Gas Inc			SA / Beverage Packaging Holdings II
6.25%, 04/15/2023	1,510	1,533	5.63%, 12/15/2016(d)	4,845	4,906
7.50%, 09/15/2020	14,275	15,022	6.00%, 06/15/2017(d)	2,755	2,789
Chaparral Energy Inc			Coveris Holding Corp
7.63%, 11/15/2022	18,979	15,183	10.00%, 06/01/2018 (d)	9,875	10,418
9.88%, 10/01/2020	7,360	6,311	Coveris Holdings SA
Chesapeake Energy Corp			7.88%, 11/01/2019(d)	4,055	4,116
4.88%, 04/15/2022	14,585	13,455	Crown Cork &Seal Co Inc
6.13%, 02/15/2021	5,525	5,553	7.38%, 12/15/2026	18,749	21,561
Denbury Resources Inc			Reynolds Group Issuer Inc / Reynolds Group
5.50%, 05/01/2022	21,285	20,168	Issuer LLC / Reynolds Group Issuer
EP Energy LLC / Everest Acquisition Finance			(Luxembourg) S.A.
Inc			9.88%, 08/15/2019	1,193	1,271
9.38%, 05/01/2020	19,070	20,405			$89,828
Halcon Resources Corp
8.63%, 02/01/2020(d),(g)	3,090	3,215	Pharmaceuticals - 2.97%
8.88%, 05/15/2021	5,380	4,202	Grifols Worldwide Operations Ltd
9.25%, 02/15/2022	6,000	4,650	5.25%, 04/01/2022(d)	9,100	9,305
9.75%, 07/15/2020	9,785	8,024	JLL/Delta Dutch Pledgeco BV
Linn Energy LLC / Linn Energy Finance			8.75%, PIK 9.50%, 05/01/2020(d),(e),(g)	7,185	7,257
Corp			Par Pharmaceutical Cos Inc
6.25%, 11/01/2019(f)	9,585	8,099	7.38%, 10/15/2020	12,350	13,199
6.50%, 05/15/2019	13,210	11,526	Salix Pharmaceuticals Ltd
Matador Resources Co			6.50%, 01/15/2021(d),(f)	14,350	16,287
6.88%, 04/15/2023(d)	1,500	1,539	Valeant Pharmaceuticals International Inc
Northern Blizzard Resources Inc			5.38%, 03/15/2020(d)	10,120	10,379
7.25%, 02/01/2022(d)	13,414	12,743	5.50%, 03/01/2023(d)	8,875	8,986
Oasis Petroleum Inc			5.88%, 05/15/2023(d)	29,580	30,356
6.50%, 11/01/2021	3,655	3,673	6.75%, 08/15/2018(d)	3,000	3,176
6.88%, 03/15/2022	5,645	5,744	7.50%, 07/15/2021(d)	15,865	17,214
6.88%, 01/15/2023	11,425	11,596			$116,159
Ocean Rig UDW Inc
7.25%, 04/01/2019(d)	24,430	16,429	Pipelines - 1.31%
PDC Energy Inc			Crestwood Midstream Partners LP /
7.75%, 10/15/2022	24,945	26,566	Crestwood Midstream Finance Corp
			6.25%, 04/01/2023(d)	5,270	5,507
QEP Resources Inc
5.25%, 05/01/2023	13,091	13,124	Energy Transfer Equity LP
RKI Exploration & Production LLC / RKI			5.88%, 01/15/2024	7,960	8,358
Finance Corp			Sabine Pass Liquefaction LLC
8.50%, 08/01/2021(d)	19,702	19,505	5.63%, 02/01/2021(f)	10,410	10,647
			5.63%, 03/01/2025(d)	20,000	20,111
Seven Generations Energy Ltd
6.75%, 05/01/2023(d)	3,080	3,138	6.25%, 03/15/2022	4,915	5,161
Seventy Seven Operating LLC			Targa Resources Partners LP / Targa
6.63%, 11/15/2019	11,835	9,409	Resources Partners Finance Corp
			4.13%, 11/15/2019(d)	1,505	1,509
Sunoco LP / Sunoco Finance Corp
6.38%, 04/01/2023(d)	10,945	11,383			$51,293
Ultra Petroleum Corp			Real Estate - 0.44%
6.13%, 10/01/2024(d)	13,355	11,786	Crescent Resources LLC / Crescent Ventures
Whiting Canadian Holding Co ULC			Inc
8.13%, 12/01/2019	7,900	8,383	10.25%, 08/15/2017 (d)	16,155	17,205
		$299,379

Oil & Gas Services - 0.53%			REITS- 0.86%
CGG SA			DuPont Fabros Technology LP
6.88%, 01/15/2022	3,635	2,963	5.88%, 09/15/2021	15,075	15,621
Exterran Partners LP / EXLP Finance Corp			iStar Financial Inc
6.00%, 10/01/2022	7,955	7,756	3.88%, 07/01/2016	1,630	1,638
PHI Inc			4.88%, 07/01/2018	7,230	7,212
5.25%, 03/15/2019	10,570	10,200	9.00%, 06/01/2017	8,295	9,125
		$20,919			$33,596

Packaging & Containers - 2.29%			Retail - 3.51%
Ardagh Finance Holdings SA			Building Materials Holding Corp
8.63%, PIK 8.63%, 06/15/2019(d),(e)	7,056	7,533	9.00%, 09/15/2018(d)	14,375	15,525

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's ) Value (000's)

Retail (continued)			Telecommunications (continued)
Claire's Stores Inc			Level 3 Communications Inc
7.75%, 06/01/2020(d)	$3,035	$1,153	5.75%, 12/01/2022		$7,970	$8,174
9.00%, 03/15/2019(d)	3,120	2,785	Level 3 Financing Inc
Family Tree Escrow LLC			5.13%, 05/01/2023(d)		9,440	9,416
5.75%, 03/01/2023(d)	6,640	6,972	5.38%, 08/15/2022		7,935	8,104
JC Penney Corp Inc			SoftBank Corp
5.65%, 06/01/2020	1,555	1,372	4.50%, 04/15/2020(d)		17,410	17,823
Landry's Holdings II Inc			Sprint Capital Corp
10.25%, 01/01/2018 (d)	18,155	18,927	6.88%, 11/15/2028		7,235	6,548
Landry's Inc			Sprint Communications Inc
9.38%, 05/01/2020(d)	11,755	12,578	6.00%, 11/15/2022		16,545	15,635
Michaels FinCo Holdings LLC / Michaels			7.00%, 08/15/2020		26,235	26,629
FinCo Inc			9.00%, 11/15/2018(d)		12,425	14,137
7.50%, PIK 8.25%, 08/01/2018(d),(e)	3,602	3,674	Sprint Corp
Michaels Stores Inc			7.13%, 06/15/2024		10,240	9,843
5.88%, 12/15/2020(d)	15,293	15,867	7.88%, 09/15/2023		7,845	7,874
Neiman Marcus Group LTD LLC			T-Mobile USA Inc
8.75%, 10/15/2021(d)	11,855	12,744	6.13%, 01/15/2022		4,110	4,238
New Academy Finance Co LLC / New			6.25%, 04/01/2021		18,595	19,432
Academy Finance Corp			6.50%, 01/15/2024		4,025	4,201
8.00%, PIK 8.75%, 06/15/2018(d),(e)	24,330	24,512	6.63%, 04/28/2021		12,140	12,808
Petco Holdings Inc			UPCB Finance IV Ltd
8.50%, PIK 9.25%, 10/15/2017(d),(e)	9,525	9,811	5.38%, 01/15/2025(d)		6,116	6,215
Rite Aid Corp			Virgin Media Finance PLC
6.13%, 04/01/2023(d)	5,295	5,487	5.75%, 01/15/2025(d)		5,000	5,081
Suburban Propane Partners LP/Suburban			6.00%, 10/15/2024(d)		2,940	3,041
Energy Finance Corp			Virgin Media Secured Finance PLC
5.75%, 03/01/2025	6,000	6,210	5.25%, 01/15/2026(d)		3,965	3,945
		$137,617	Wind Acquisition Finance SA
			4.75%, 07/15/2020(d)		10,885	10,885
Savings & Loans - 0.00%			7.38%, 04/23/2021(d)		23,940	24,509
Washington Mutual Bank / Henderson NV						$345,138
0.00%, 06/15/2011(a),(b)	3,500	—
0.00%, 01/15/2013(a)	3,000	—	Transportation - 2.33%
0.00%, 01/15/2015(a),(f)	2,000	—	Eletson Holdings
		$—	9.63%, 01/15/2022(d)		17,244	16,856
			Hornbeck Offshore Services Inc
Semiconductors - 0.46%			5.00%, 03/01/2021		9,820	8,175
Micron Technology Inc			Navios Maritime Acquisition Corp / Navios
5.25%, 01/15/2024(d)	18,370	18,186
			Acquisition Finance US Inc
			8.13%, 11/15/2021(d)		37,660	38,507
Software - 1.26%			Navios Maritime Holdings Inc / Navios
Activision Blizzard Inc			Maritime Finance II US Inc
5.63%, 09/15/2021(d)	17,765	18,986	7.38%, 01/15/2022(d)		16,245	14,946
6.13%, 09/15/2023(d)	21,295	23,465	Navios South American Logistics Inc / Navios
MSCI Inc			Logistics Finance US Inc
5.25%, 11/15/2024(d)	6,675	6,942	7.25%, 05/01/2022(d)		13,220	12,823
		$49,393				$91,307

Telecommunications - 8.81%			Trucking & Leasing - 0.18%
Altice Financing SA			Jurassic Holdings III Inc
6.50%, 01/15/2022(d)	5,830	5,947	6.88%, 02/15/2021(d)		8,060	6,932
6.63%, 02/15/2023(d)	3,000	3,090
Altice Finco SA			TOTAL BONDS			$3,367,730
7.63%, 02/15/2025(d)	14,455	14,735		Principal
8.13%, 01/15/2024(d)	17,895	18,835	CONVERTIBLE BONDS - 0.58%	Amount (000's) Value (000's)
9.88%, 12/15/2020(d)	10,022	11,062
Altice SA			Banks- 0.17%
7.75%, 05/15/2022(d)	3,220	3,252	ING Groep NV
			6.00%, 12/29/2049(f)		6,900	6,870
B Communications Ltd
7.38%, 02/15/2021(d)	5,550	5,929
CenturyLink Inc			Food Service - 0.00%
5.63%, 04/01/2025(d)	11,325	11,311	FU JI Food and Catering Services Holdings
Digicel Ltd			Ltd
6.00%, 04/15/2021(d)	4,900	4,756	0.00%, 11/09/2009(a),(b)	HKD	46,500	—
Eileme 2 AB			0.00%, 10/18/2010(a),(b)	CNY	245,000	—
11.63%, 01/31/2020 (d)	11,125	12,454				$—
Goodman Networks Inc
12.13%, 07/01/2018	14,363	13,358	Semiconductors - 0.41%
Intelsat Jackson Holdings SA			Jazz Technologies Inc
7.25%, 10/15/2020	12,140	12,518	8.00%, 12/31/2018		$10,323	15,936
Intelsat Luxembourg SA
7.75%, 06/01/2021	10,180	9,353	TOTAL CONVERTIBLE BONDS			$22,806

See accompanying notes

High Yield Fund
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
7.59%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Aerospace & Defense - 0.39%			Lodging (continued)
B/E Aerospace Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
4.00%, 11/19/2021(f)	$15,132	$15,283	Loan B7
			1.51%, 03/01/2017(f)	$6,808	$6,246
					$21,458
Building Materials - 0.24%
GYP Holdings III Corp, Term Loan B			Machinery - Diversified - 0.17%
7.75%, 03/25/2022(f)	9,515	9,325	Onex Wizard Acquisition Co I SARL, Term
			Loan B
			5.25%, 02/03/2022(f)	6,805	6,879
Chemicals - 0.47%
AZ Chem US Inc, Term Loan
7.50%, 06/10/2022(f)	12,993	12,889
			Media- 0.54%
Emerald Performance Materials LLC, Term			Univision Communications Inc, Term Loan
Loan			C3
7.75%, 07/22/2022(f)	5,475	5,471	4.00%, 03/01/2020(f)	3,243	3,244
		$18,360	Univision Communications Inc, Term Loan
			C4
Consumer Products - 0.21%			4.00%, 03/01/2020(f)	7,966	7,970
Dell International LLC, Term Loan B
4.50%, 03/24/2020(f)	8,384	8,414	WideOpenWest Finance LLC, Term Loan B
			4.75%, 03/27/2019(f)	9,773	9,817
					$21,031
Electric - 0.36%
Texas Competitive Electric Holdings Co LLC,			Mining - 0.11%
Term Loan NONEXT			FMG Resources August 2006 Pty Ltd, Term
4.71%, 04/25/2015(f)	22,873	13,965	Loan B
			3.75%, 06/30/2019(f)	4,622	4,168

Electronics - 0.14%
Isola USA Corp, Term Loan B			Oil & Gas - 0.31%
9.25%, 11/29/2018(f)	5,522	5,398	Seadrill Operating LP, Term Loan B
			4.00%, 02/12/2021(f)	9,887	8,082
			Seventy Seven Operating LLC, Term Loan B
Entertainment - 0.93%			3.75%, 06/17/2021(f)	4,511	4,233
CCM Merger Inc, Term Loan B					$12,315
4.50%, 07/30/2021(f)	15,479	15,575
Lions Gate Entertainment Corp, Term Loan			Pharmaceuticals - 0.54%
B			Par Pharmaceutical Cos Inc, Term Loan B2
5.00%, 03/11/2022(f)	10,245	10,258	4.00%, 09/30/2019(f)	14,467	14,483
Peninsula Gaming LLC, Term Loan B			Valeant Pharmaceuticals International Inc,
4.25%, 11/30/2017(f)	10,454	10,493	Delay-Draw Term Loan B-DD
			0.00%, 03/11/2022(f),(h)	6,645	6,688
		$36,326
					$21,171
Forest Products & Paper - 0.72%
Caraustar Industries Inc, Term Loan B			REITS- 0.30%
8.00%, 04/26/2019(f)	11,776	11,794	iStar Financial Inc, Term Loan A2
8.00%, 05/01/2019(f)	6,928	6,927	7.00%, 03/19/2017(f)	11,506	11,764
NewPage Corp, Term Loan B
9.50%, 02/05/2021(f)	10,292	9,362
			Retail - 0.36%
		$28,083	Michaels Stores Inc, Term Loan B
			4.00%, 01/20/2028(f)	7,846	7,863
Healthcare - Products - 0.12%
			PetSmart Inc,Term Loan B
Accellent Inc, Term Loan			5.00%, 02/18/2022 (f)	960	971
4.50%, 02/19/2021(f)	4,712	4,723
			Staples Inc, Term Loan B
			0.00%, 04/23/2021(f),(h)	5,190	5,208
Healthcare - Services - 0.46%					$14,042
MPH Acquisition Holdings LLC, Term Loan
B			Telecommunications - 0.24%
3.75%, 03/19/2021(f)	9,441	9,433	Altice Financing SA, Delay-Draw Term Loan
Radnet Management Inc, Term Loan B			DD
8.00%, 03/25/2021(f)	8,770	8,770	5.50%, 07/03/2019(f)	5,012	5,091
		$18,203	NTELOS Inc, Term Loan B
			5.75%, 11/09/2019(f)	4,796	4,148
Insurance - 0.41%					$9,239
Asurion LLC, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$297,155
8.50%, 02/19/2021(f)	15,985	16,201
			U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 2.55%	Amount (000's) Value (000's)

Internet - 0.02%			U.S. Treasury Bill - 2.55%
Zayo Group LLC, Term Loan B			0.05%, 07/30/2015(i)	$100,000	$99,997
4.00%, 07/02/2019(f)	807	807
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Lodging - 0.55%			OBLIGATIONS		$99,997
Caesars Entertainment Operating Co Inc, Term			Total Investments		$3,886,312
Loan B6B			Other Assets in Excess of Liabilities, Net - 0.79%		$31,074
1.50%, 01/28/2018(f)	16,671	15,212	TOTAL NET ASSETS - 100.00%		$3,917,386

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $18,763 or 0.48% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,688,914 or 43.11% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at April 30, 2015.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2015, at which time the interest rate will be determined.
(i)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector			Percent
Communications			18.08%
Consumer, Cyclical			16.93%
Financial			13.06%
Consumer, Non-cyclical			12.60%
Energy			9.79%
Industrial			9.10%
Basic Materials			8.77%
Technology			2.70%
Government			2.55%
Utilities			2.50%
Exchange Traded Funds			2.20%
Diversified			0.93%
Other Assets in Excess of Liabilities, Net			0.79%
TOTAL NET ASSETS			100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/			Upfront		Unrealized
			Receive	Expiration		Premiums		Appreciation/
Reference Entity			Fixed Rate	Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.23			(5.00)%	12/20/2019	$24,500	$(1,754	) $	(273)	$(2,027)
Total						$(1,754	) $	(273)	$(2,027)

Sell Protection
	Implied
	Credit Spread		(Pay)/			Upfront		Unrealized
	as of April		Receive	Expiration	Notional Amount	Premiums		Appreciation/
Reference Entity	30, 2015	(c)	Fixed Rate	Date	(a)	Paid/(Received)		(Depreciation)	Fair Value (b)
CDX.NA.HY.23	N/A		5.00%	12/20/2019	$24,500	$1,337		$690	$2,027
CDX.NA.HY.23	N/A		5.00%	12/20/2019	24,500	1,355		672	2,027
CDX.NA.HY.23	N/A		5.00%	12/20/2019	24,500	1,331		696	2,027
CDX.NA.HY.23	N/A		5.00%	12/20/2019	24,500	1,456		571	2,027
CDX.NA.HY.23	N/A		5.00%	12/20/2019	24,500	1,507		520	2,027
Total						$6,986		$3,149	$10,135

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $122,500.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2015 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/11/2015	EUR	34,000,000	$36,957	$38,186	$	— $	(1,229)
Total					$		— $	(1,229)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

COMMON STOCKS - 0.11%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Building Materials - 0.02%
US Concrete Inc (a)	6,200	$225		Airlines (continued)
				Northwest Airlines 2007-1 Class A Pass
				Through Trust
Diversified Financial Services - 0.01%				7.03%, 11/01/2019(c)	$1,142	$1,313
Somerset Cayuga Holding Co Inc (a),(b),(c)	6,862	150
				UAL 2007-1 Pass Through Trust
				6.64%, 01/02/2024(c)	317	342
Electric - 0.07%						$3,395
Dynegy Inc (a)	20,000	665
				Automobile Manufacturers - 1.83%
				FCA US LLC / CG Co-Issuer Inc
Packaging & Containers - 0.00%				8.00%, 06/15/2019	1,620	1,697
Constar International (a),(b),(c)	9,689	—		8.25%, 06/15/2021	7,074	7,808
				Fiat Chrysler Automobiles NV
				4.50%, 04/15/2020(d)	913	919
Retail - 0.01%				5.25%, 04/15/2023(d)	630	636
Neebo Inc (a),(b)	20,064	78
Neebo Inc - Warrants (a),(b),(c)	7,519	—		General Motors Co
				0.00%, 11/15/2015(a),(b),(c)	100	—
Neebo Inc - Warrants (a),(b),(c)	3,508	—
				0.00%, 11/15/2015(a),(b),(c)	75	—
		$78		0.00%, 12/01/2020(a),(b),(c)	25	—
				0.00%, 12/01/2020(a),(b),(c)	50	—
Transportation - 0.00%
General Maritime Corp (a),(b),(c)	974	13		0.00%, 07/15/2023(a),(b),(c)	1,000	—
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		0.00%, 09/01/2025(a),(b),(c)	700	—
		$13		0.00%, 05/01/2028(a),(b),(c)	150	—
TOTAL COMMON STOCKS		$1,131		0.00%, 07/15/2033(a),(b),(c)	5,050	—
				0.00%, 03/15/2036(a),(b),(c)	725	—
INVESTMENT COMPANIES - 2.33%	Shares Held	Value(000	's)
				3.50%, 10/02/2018	410	422
Publicly Traded Investment Fund - 2.33%				4.00%, 04/01/2025	649	650
BlackRock Liquidity Funds FedFund Portfolio	23,997,600	23,998		4.88%, 10/02/2023	1,025	1,110
				5.20%, 04/01/2045	575	608
TOTAL INVESTMENT COMPANIES		$23,998		6.25%, 10/02/2043	730	871
PREFERRED STOCKS - 0.30%	Shares Held	Value(000	's)	General Motors Financial Co Inc
				3.25%, 05/15/2018	770	788
Diversified Financial Services - 0.14%
Ally Financial Inc (d)	1,449	1,476		4.38%, 09/25/2021	1,430	1,519
				Jaguar Land Rover Automotive PLC
				4.13%, 12/15/2018(d)	383	394
Insurance - 0.16%				4.25%, 11/15/2019(d)	566	582
XLIT Ltd	1,935	1,597		5.63%, 02/01/2023(d)	300	318
				JB Poindexter & Co Inc
				9.00%, 04/01/2022(d)	449	487
Packaging & Containers - 0.00%
Constar International (a),(b),(c)	977	—				$18,809
				Automobile Parts & Equipment - 0.81%
TOTAL PREFERRED STOCKS		$3,073		American Axle & Manufacturing Inc
	Principal			6.63%, 10/15/2022	1,000	1,063
BONDS- 89.73%	Amount (000's)	Value(000	's)	Goodyear Tire & Rubber Co/The
				6.50%, 03/01/2021	800	846
Advertising - 0.36%				7.00%, 05/15/2022	1,420	1,555
Acosta Inc				MPG Holdco I Inc
7.75%, 10/01/2022(d)	$2,145	$2,193
				7.38%, 10/15/2022(d)	289	308
Alliance Data Systems Corp				Pittsburgh Glass Works LLC
5.38%, 08/01/2022(d)	305	308
				8.00%, 11/15/2018(d)	644	681
Sitel LLC / Sitel Finance Corp				Tenneco Inc
11.50%, 04/01/2018	692	623		5.38%, 12/15/2024	660	691
11.00%, 08/01/2017 (d)	545	563
				ZF North America Capital Inc
		$3,687		4.00%, 04/29/2020(d)	1,935	1,947
				4.50%, 04/29/2022(d)	520	519
Aerospace & Defense - 0.23%
Kratos Defense & Security Solutions Inc				4.75%, 04/29/2025(d)	759	761
7.00%, 05/15/2019	1,771	1,576				$8,371
Orbital ATK Inc
5.25%, 10/01/2021(d)	216	224		Banks- 2.42%
				Bank of America Corp
TransDigm Inc				6.10%, 12/29/2049(e)	935	954
6.00%, 07/15/2022	519	522		Barclays Bank PLC
		$2,322		7.63%, 11/21/2022	385	451
Airlines - 0.33%				Barclays PLC
Continental Airlines 2005-ERJ1 Pass Through				8.25%, 12/29/2049(e)	435	463
Trust				CIT Group Inc
9.80%, 04/01/2021(c)	407	457		3.88%, 02/19/2019	1,695	1,680
Continental Airlines 2012-3 Class C Pass Thru				5.00%, 05/15/2017	165	171
Certificates				5.00%, 08/15/2022	928	956
6.13%, 04/29/2018(c)	845	896		5.25%, 03/15/2018	1,385	1,436
Delta Air Lines 2012-1 Class B Pass Through				5.38%, 05/15/2020	3,412	3,612
Trust				6.63%, 04/01/2018(d)	4,915	5,272
6.88%, 05/07/2019(c),(d)	350	387

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Chemicals (continued)
Citigroup Inc			Ashland Inc (continued)
5.87%, 12/29/2049(e)	$1,145	$1,152	3.88%, 04/15/2018	$286	$295
Credit Agricole SA			4.75%, 08/15/2022(e)	867	889
6.63%, 09/29/2049(d),(e)	987	997	Axalta Coating Systems US Holdings Inc /
HSBC Holdings PLC			Axalta Coating Systems Dutch Holding B
6.37%, 03/29/2049(e)	405	418	7.38%, 05/01/2021(d)	695	754
Morgan Stanley			Axiall Corp
5.55%, 12/29/2049(e)	416	418	4.88%, 05/15/2023	532	537
Royal Bank of Scotland Group PLC			Basell Finance Co BV
6.00%, 12/19/2023	1,555	1,703	8.10%, 03/15/2027(d)	575	783
6.13%, 12/15/2022	3,256	3,612	Celanese US Holdings LLC
Sophia Holding Finance LP / Sophia Holding			4.63%, 11/15/2022	295	302
Finance Inc			Eagle Spinco Inc
9.63%, PIK 10.38%, 12/01/2018 (d),(f)	1,580	1,604	4.63%, 02/15/2021	248	251
		$24,899	Evolution Escrow Issuer LLC
			7.50%, 03/15/2022(d)	551	558
Beverages - 0.50%			Hexion Inc
Constellation Brands Inc			6.63%, 04/15/2020	835	781
3.75%, 05/01/2021	229	234	10.00%, 04/15/2020 (d)	341	351
3.88%, 11/15/2019	500	517	Huntsman International LLC
4.25%, 05/01/2023	745	766	4.88%, 11/15/2020	1,735	1,753
4.75%, 11/15/2024	1,400	1,484	5.13%, 11/15/2022(d)	967	977
6.00%, 05/01/2022	295	338	8.63%, 03/15/2021	1,314	1,393
Cott Beverages Inc			LyondellBasell Industries NV
6.75%, 01/01/2020(d)	621	650
			6.00%, 11/15/2021	375	441
DS Services of America Inc
10.00%, 09/01/2021 (d)	1,003	1,179	Momentive Performance - Escrow
			0.00%, 10/15/2020(a),(b),(c)	800	—
		$5,168	Momentive Performance Materials Inc
Biotechnology - 0.02%			3.88%, 10/24/2021	800	716
Concordia Healthcare Corp			NOVA Chemicals Corp
7.00%, 04/15/2023(d)	240	244	5.00%, 05/01/2025(d)	1,008	1,062
			Olin Corp
			5.50%, 08/15/2022	450	463
Building Materials - 1.64%			Platform Specialty Products Corp
Building Materials Corp of America			6.50%, 02/01/2022(d)	469	490
5.38%, 11/15/2024(d)	670	687	PolyOne Corp
CEMEX Espana SA/Luxembourg			5.25%, 03/15/2023	914	953
9.88%, 04/30/2019(d)	2,455	2,711	PQ Corp
Cemex Finance LLC			8.75%, 11/01/2018(d)	2,900	3,012
9.38%, 10/12/2022(d)	220	250	Rain CII Carbon LLC / CII Carbon Corp
Cemex SAB de CV			8.00%, 12/01/2018(d)	830	772
6.13%, 05/05/2025(d)	203	208	8.25%, 01/15/2021(d)	210	194
6.50%, 12/10/2019(d)	125	134	WR Grace & Co-Conn
7.25%, 01/15/2021(d)	1,950	2,111	5.13%, 10/01/2021(d)	401	418
Hardwoods Acquisition Inc			5.63%, 10/01/2024(d)	192	206
7.50%, 08/01/2021(d)	778	745
					$18,804
Headwaters Inc
7.25%, 01/15/2019	885	927	Coal- 0.44%
Lafarge SA			Cloud Peak Energy Resources LLC / Cloud
7.13%, 07/15/2036	550	718	Peak Energy Finance Corp
Masco Corp			6.38%, 03/15/2024	599	491
4.45%, 04/01/2025	506	522	CONSOL Energy Inc
5.95%, 03/15/2022	690	776	5.88%, 04/15/2022	2,980	2,734
Masonite International Corp			Peabody Energy Corp
5.63%, 03/15/2023(d)	373	390	10.00%, 03/15/2022 (d)	1,208	1,021
NCI Building Systems Inc			SunCoke Energy Partners LP / SunCoke
8.25%, 01/15/2023(d)	244	259	Energy Partners Finance Corp
Unifrax I LLC / Unifrax Holding Co			7.38%, 02/01/2020(d)	325	334
7.50%, 02/15/2019(d)	325	335			$4,580
7.50%, 02/15/2019(d)	400	412
US Concrete Inc			Commercial Services - 3.31%
			ACE Cash Express Inc
8.50%, 12/01/2018	795	847	11.00%, 02/01/2019 (d)	1,106	666
USG Corp
5.50%, 03/01/2025(d)	745	782	ADT Corp/The
9.75%, 01/15/2018(e)	2,350	2,720	2.25%, 07/15/2017	740	736
			4.13%, 06/15/2023	2,912	2,781
Vulcan Materials Co			4.88%, 07/15/2042	460	384
4.50%, 04/01/2025	594	603	Ahern Rentals Inc
7.50%, 06/15/2021	650	771	7.38%, 05/15/2023(c),(d),(g)	625	625
		$16,908	APX Group Inc
Chemicals - 1.83%			8.75%, 12/01/2020	3,485	3,215
Ashland Inc
3.00%, 03/15/2016	450	453

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services - 5.37%
Avis Budget Car Rental LLC / Avis Budget			AerCap Ireland Capital Ltd / AerCap Global
Finance Inc			Aviation Trust
5.13%, 06/01/2022(d)	$448	$452	3.75%, 05/15/2019(d)	$2,070	$2,096
5.25%, 03/15/2025(d)	325	322	4.50%, 05/15/2021(d)	2,520	2,652
5.50%, 04/01/2023	90	92	Aircastle Ltd
Cenveo Corp			6.25%, 12/01/2019	687	758
8.50%, 09/15/2022(d)	420	352	Ally Financial Inc
Garda World Security Corp			2.75%, 01/30/2017	410	409
7.25%, 11/15/2021(d)	785	781	4.13%, 03/30/2020	465	467
Harland Clarke Holdings Corp			4.63%, 03/30/2025	825	822
9.25%, 03/01/2021(d)	445	434	5.13%, 09/30/2024	665	690
Hertz Corp/The			6.25%, 12/01/2017	1,840	1,971
7.38%, 01/15/2021	869	915	7.50%, 09/15/2020	1,378	1,614
Jaguar Holding Co II / Jaguar Merger Sub Inc			8.00%, 03/15/2020	4,547	5,388
9.50%, 12/01/2019(d)	1,125	1,209	8.00%, 11/01/2031	706	926
Live Nation Entertainment Inc			8.00%, 11/01/2031	900	1,129
7.00%, 09/01/2020(d)	474	505	CNG Holdings Inc/OH
Mustang Merger Corp			9.38%, 05/15/2020(d)	920	662
8.50%, 08/15/2021(d)	383	388	Denali Borrower LLC / Denali Finance Corp
RR Donnelley & Sons Co			5.63%, 10/15/2020(d)	859	918
6.00%, 04/01/2024	1,055	1,094	E*TRADE Financial Corp
6.50%, 11/15/2023	970	1,031	4.63%, 09/15/2023	382	390
7.00%, 02/15/2022	1,170	1,294	5.38%, 11/15/2022	465	494
7.25%, 05/15/2018	383	425	Icahn Enterprises LP / Icahn Enterprises
7.63%, 06/15/2020	2,525	2,907	Finance Corp
7.88%, 03/15/2021	1,665	1,911	3.50%, 03/15/2017	1,195	1,201
8.25%, 03/15/2019	2,275	2,633	4.88%, 03/15/2019	1,360	1,386
Service Corp International/US			5.88%, 02/01/2022	669	692
5.38%, 05/15/2024	1,605	1,705	ILFC E-Capital Trust I
8.00%, 11/15/2021	440	524	4.09%, 12/21/2065(d),(e)	1,483	1,394
ServiceMaster Co LLC/The			ILFC E-Capital Trust II
7.00%, 08/15/2020	877	927	6.25%, 12/21/2065(d),(e)	915	888
United Rentals North America Inc			International Lease Finance Corp
5.50%, 07/15/2025	680	689	3.88%, 04/15/2018	1,220	1,247
6.13%, 06/15/2023	2,386	2,501	4.63%, 04/15/2021	2,672	2,819
7.38%, 05/15/2020	945	1,019	5.88%, 08/15/2022	1,230	1,387
8.25%, 02/01/2021	1,445	1,559	6.25%, 05/15/2019	2,820	3,116
		$34,076	8.63%, 01/15/2022	2,334	2,982
			8.88%, 09/01/2017	1,460	1,659
Computers - 0.53%			National Financial Partners Corp
IHS Inc			9.00%, 07/15/2021(d)	480	492
5.00%, 11/01/2022(d)	1,552	1,552
			Nationstar Mortgage LLC / Nationstar Capital
Project Homestake Merger Corp
8.88%,03/01/2023 (d)	560	566	Corp
			6.50%, 07/01/2021	232	226
Seagate HDD Cayman			7.88%, 10/01/2020	327	337
4.75%, 06/01/2023	608	638	9.63%, 05/01/2019	126	135
SunGard Data Systems Inc			Navient Corp
6.63%, 11/01/2019	490	511	4.63%, 09/25/2017	205	209
7.38%, 11/15/2018	444	462	4.88%, 06/17/2019	4,120	4,110
7.63%, 11/15/2020	1,667	1,763	5.50%, 01/15/2019	1,675	1,703
		$5,492	5.50%, 01/25/2023	975	938
Consumer Products - 0.22%			5.88%, 03/25/2021	1,145	1,139
Spectrum Brands Inc			6.13%, 03/25/2024	1,044	1,014
6.13%, 12/15/2024(d)	736	780	6.25%, 01/25/2016	855	881
6.63%, 11/15/2022	825	883	7.25%, 01/25/2022	691	732
6.75%, 03/15/2020	525	552	8.00%, 03/25/2020	869	968
		$2,215	Walter Investment Management Corp
			7.88%, 12/15/2021	2,575	2,305
Cosmetics & Personal Care - 0.06%					$55,346
Revlon Consumer Products Corp
5.75%, 02/15/2021(e)	575	575	Electric - 2.59%
			AES Corp/VA
			4.88%, 05/15/2023	1,000	974
Distribution & Wholesale - 0.28%			5.50%, 04/15/2025	525	518
Global Partners LP / GLP Finance Corp			Calpine Corp
6.25%, 07/15/2022	315	310	0.00%, 07/15/2013(a),(b),(c)	1,500	—
H&E Equipment Services Inc			5.50%, 02/01/2024	1,000	1,000
7.00%, 09/01/2022	1,219	1,277	6.00%, 01/15/2022(d)	1,620	1,713
HD Supply Inc			Dynegy Inc
7.50%, 07/15/2020	925	992	5.88%, 06/01/2023	727	718
VWR Funding Inc			6.75%, 11/01/2019(d)	1,000	1,045
7.25%, 09/15/2017	247	258	7.38%, 11/01/2022(d)	900	959
		$2,837

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
GenOn Energy Inc			Peninsula Gaming LLC / Peninsula Gaming
9.88%, 10/15/2020	$1,750	$1,804	Corp
InterGen NV			8.38%, 02/15/2018(d)	$1,850	$1,933
7.00%, 06/30/2023(d)	643	619	Pinnacle Entertainment Inc
IPALCO Enterprises Inc			6.38%, 08/01/2021	1,105	1,174
5.00%, 05/01/2018	650	692	7.50%, 04/15/2021	1,060	1,121
NRG Energy Inc			7.75%, 04/01/2022	955	1,058
6.25%, 07/15/2022	2,240	2,324	Regal Entertainment Group
6.25%, 05/01/2024	1,000	1,023	5.75%, 03/15/2022	1,885	1,937
6.63%, 03/15/2023	1,143	1,203	5.75%, 06/15/2023	525	533
7.63%, 01/15/2018	1,390	1,539	Scientific Games International Inc
7.88%, 05/15/2021	3,545	3,788	6.63%, 05/15/2021(d)	2,050	1,496
8.25%, 09/01/2020	3,210	3,387	7.00%, 01/01/2022(d)	975	1,016
RJS Power Holdings LLC			10.00%, 12/01/2022 (d)	5,195	4,818
5.13%, 07/15/2019(d)	2,716	2,668	Shingle Springs Tribal Gaming Authority
Texas Competitive Electric Holdings Co LLC			9.75%, 09/01/2021(d)	415	468
/ TCEH Finance Inc			WMG Acquisition Corp
0.00%, 10/01/2020(a),(d),(e)	1,075	707	5.63%, 04/15/2022(d)	500	507
		$26,681	6.75%, 04/15/2022(d)	750	713
					$38,956
Electrical Components & Equipment - 0.08%
EnerSys			Environmental Control - 0.11%
5.00%, 04/30/2023(d)	240	243	Casella Waste Systems Inc
International Wire Group Holdings Inc			7.75%, 02/15/2019	1,150	1,173
8.50%, 10/15/2017(d)	593	617
		$860
			Food- 1.77%
Electronics - 0.22%			Albertsons Holdings LLC/Saturn Acquisition
Flextronics International Ltd			Merger Sub Inc
5.00%, 02/15/2023	1,635	1,741	7.75%, 10/15/2022(d)	1,050	1,145
Viasystems Inc			Bumble Bee Holdings Inc
7.88%, 05/01/2019(d)	501	528	9.00%, 12/15/2017(d)	513	538
		$2,269	Darling Ingredients Inc
			5.38%, 01/15/2022	1,345	1,369
Engineering & Construction - 0.54%			Dean Foods Co
AECOM			6.50%, 03/15/2023(d)	700	721
5.75%, 10/15/2022(d)	444	459	HJ Heinz Co
5.88%, 10/15/2024(d)	2,300	2,383	4.88%, 02/15/2025(d)	675	737
Dycom Investments Inc			Ingles Markets Inc
7.13%, 01/15/2021	475	498	5.75%, 06/15/2023	440	458
MasTec Inc			JBS USA LLC / JBS USA Finance Inc
4.88%, 03/15/2023	700	661	5.88%, 07/15/2024(d)	1,421	1,449
SBA Communications Corp			7.25%, 06/01/2021(d)	1,517	1,600
4.88%, 07/15/2022(d)	520	514	7.25%, 06/01/2021(d)	1,227	1,294
Tutor Perini Corp			8.25%, 02/01/2020(d)	1,193	1,268
7.63%, 11/01/2018	985	1,022	Pilgrim's Pride Corp
		$5,537	5.75%, 03/15/2025(d)	395	405
			Post Holdings Inc
Entertainment - 3.78%			6.00%, 12/15/2022(d)	2,930	2,857
AMC Entertainment Inc			6.75%, 12/01/2021(d)	1,164	1,177
5.88%, 02/15/2022	685	711
Cedar Fair LP / Canada's Wonderland Co /			Smithfield Foods Inc
			5.88%, 08/01/2021(d)	1,426	1,497
Magnum Management Corp
5.25%, 03/15/2021	1,800	1,867	6.63%, 08/15/2022	875	943
Chukchansi Economic Development			SUPERVALU Inc
Authority			7.75%, 11/15/2022	715	769
0.00%, 05/30/2020(a),(d)	1,268	742			$18,227
Cinemark USA Inc			Food Service - 0.08%
5.13%, 12/15/2022	500	517	Aramark Services Inc
GLP Capital LP / GLP Financing II Inc			5.75%, 03/15/2020	810	844
4.38%, 11/01/2018	590	611
4.88%, 11/01/2020	4,440	4,518
5.38%, 11/01/2023	1,790	1,861	Forest Products & Paper - 0.17%
Graton Economic Development Authority			Cascades Inc
9.63%, 09/01/2019(d)	3,265	3,563	5.50%, 07/15/2022(d)	408	413
Isle of Capri Casinos Inc			Clearwater Paper Corp
5.88%, 03/15/2021	1,330	1,373	4.50%, 02/01/2023	370	364
5.88%, 03/15/2021(d)	215	222	5.38%, 02/01/2025(d)	104	106
8.88%, 06/15/2020	1,615	1,769	Mercer International Inc
Mohegan Tribal Gaming Authority			7.75%, 12/01/2022	423	452
9.75%, 09/01/2021	3,475	3,710	Verso Paper Holdings LLC / Verso Paper Inc
11.00%, 09/15/2018 (d)	720	718	11.75%, 01/15/2019	424	372
					$1,707

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Gas- 0.13%			Healthcare - Services (continued)
AmeriGas Partners LP/AmeriGas Finance			HCA Holdings Inc
Corp			6.25%, 02/15/2021	$619	$676
6.25%, 08/20/2019	$500	$519	HCA Inc
NGL Energy Partners LP / NGL Energy			4.25%, 10/15/2019	1,890	1,975
Finance Corp			4.75%, 05/01/2023	1,115	1,170
5.13%, 07/15/2019	281	276	5.00%, 03/15/2024	2,264	2,406
6.88%, 10/15/2021	516	543	5.25%, 04/15/2025	571	619
		$1,338	5.38%, 02/01/2025	1,171	1,229
			5.88%, 03/15/2022	731	818
Hand & Machine Tools - 0.08%			5.88%, 05/01/2023	478	517
Milacron LLC / Mcron Finance Corp			6.50%, 02/15/2020	2,902	3,308
7.75%, 02/15/2021(d)	790	822
			7.50%, 02/15/2022	1,225	1,433
			7.69%, 06/15/2025	1,430	1,630
Healthcare - Products - 1.36%			HealthSouth Corp
Alere Inc			5.75%, 11/01/2024	254	268
6.50%, 06/15/2020	1,168	1,214	IASIS Healthcare LLC / IASIS Capital Corp
Biomet Inc			8.38%, 05/15/2019	4,407	4,573
6.50%, 08/01/2020	1,735	1,837	LifePoint Hospitals Inc
ConvaTec Finance International SA			5.50%, 12/01/2021	598	629
8.25%, PIK 9.00%, 01/15/2019(d),(f)	311	314	MPH Acquisition Holdings LLC
ConvaTec Healthcare E SA			6.63%, 04/01/2022(d)	1,235	1,297
10.50%, 12/15/2018 (d)	1,383	1,462	Tenet Healthcare Corp
DJO Finance LLC / DJO Finance Corp			4.38%, 10/01/2021	530	523
8.75%, 03/15/2018	180	188	4.50%, 04/01/2021	750	747
9.88%, 04/15/2018	1,200	1,258	5.00%, 03/01/2019(d)	401	398
DJO Finco Inc / DJO Finance LLC / DJO			5.50%, 03/01/2019(d)	270	272
Finance Corp			6.00%, 10/01/2020	1,151	1,228
8.13%, 06/15/2021(d),(g)	2,519	2,556	6.25%, 11/01/2018	1,417	1,533
Halyard Health Inc			6.75%, 02/01/2020	330	346
6.25%, 10/15/2022(d)	320	338	6.88%, 11/15/2031	890	832
Hologic Inc			8.00%, 08/01/2020	603	631
6.25%, 08/01/2020	460	477	8.13%, 04/01/2022	1,787	1,950
Mallinckrodt International Finance SA			United Surgical Partners International Inc
4.75%, 04/15/2023	451	432	9.00%, 04/01/2020	2,225	2,389
Mallinckrodt International Finance SA /			Universal Health Services Inc
Mallinckrodt CB LLC			4.75%, 08/01/2022(d)	259	272
4.88%, 04/15/2020(d)	1,545	1,570			$59,210
5.50%, 04/15/2025(d)	1,135	1,158
5.75%, 08/01/2022(d)	815	844	Holding Companies - Diversified - 0.34%
			Argos Merger Sub Inc
Teleflex Inc			7.13%, 03/15/2023(d)	2,930	3,077
5.25%, 06/15/2024	367	371	Horizon Pharma Financing Inc
		$14,019	6.63%, 05/01/2023(d)	380	386
Healthcare - Services - 5.75%					$3,463
Acadia Healthcare Co Inc
5.63%, 02/15/2023(d)	250	256	Home Builders - 1.65%
			Brookfield Residential Properties Inc /
6.13%, 03/15/2021	253	262	Brookfield Residential US Corp
Amsurg Corp			6.13%, 07/01/2022(d)	905	937
5.63%, 11/30/2020	364	373
5.63%, 07/15/2022	1,350	1,371	DR Horton Inc
			4.38%, 09/15/2022	1,545	1,560
Centene Corp			5.75%, 08/15/2023	1,920	2,083
4.75%, 05/15/2022	652	686
CHS/Community Health Systems Inc			Lennar Corp
			4.50%, 06/15/2019	180	185
5.13%, 08/15/2018	1,411	1,464	4.50%, 11/15/2019	820	845
5.13%, 08/01/2021	1,363	1,410	4.75%, 12/15/2017	1,065	1,113
6.88%, 02/01/2022	2,090	2,218	4.75%, 11/15/2022(e)	1,850	1,871
7.13%, 07/15/2020	386	414	4.75%, 05/30/2025	560	556
8.00%, 11/15/2019	2,031	2,153
DaVita HealthCare Partners Inc			M/I Homes Inc
			8.63%, 11/15/2018	702	730
5.00%, 05/01/2025	2,510	2,506	Mattamy Group Corp
5.13%, 07/15/2024	2,125	2,162	6.50%, 11/15/2020(d)	647	634
5.75%, 08/15/2022	1,349	1,433	Meritage Homes Corp
Envision Healthcare Corp
5.13%, 07/01/2022(d)	1,149	1,183	7.00%, 04/01/2022	140	150
Fresenius Medical Care US Finance II Inc			7.15%, 04/15/2020	315	342
4.13%, 10/15/2020(d)	663	674	Ryland Group Inc/The
4.75%, 10/15/2024(d)	1,535	1,605	5.38%, 10/01/2022	735	748
5.63%, 07/31/2019(d)	1,359	1,484	Standard Pacific Corp
5.88%, 01/31/2022(d)	1,739	1,905	5.88%, 11/15/2024	389	403
Fresenius Medical Care US Finance Inc			8.38%, 01/15/2021	1,135	1,328
5.75%, 02/15/2021(d)	255	279	Taylor Morrison Communities Inc / Monarch
6.50%, 09/15/2018(d)	1,520	1,703	Communities Inc
			5.25%, 04/15/2021(d)	1,875	1,880

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Lodging (continued)
Taylor Morrison Communities Inc / Monarch			Hilton Worldwide Finance LLC / Hilton
Communities Inc (continued)			Worldwide Finance Corp
5.63%, 03/01/2024(d)	$691	$684	5.63%, 10/15/2021	$510	$538
5.88%, 04/15/2023(d)	467	476	MGM Resorts International
WCI Communities Inc			6.00%, 03/15/2023	1,310	1,357
6.88%, 08/15/2021	487	502	7.75%, 03/15/2022	2,100	2,357
		$17,027	8.63%, 02/01/2019	1,610	1,853
			MTR Gaming Group Inc
Insurance - 0.26%			11.50%, 08/01/2019	2,305	2,483
A-S Co-Issuer Subsidiary Inc / A-S Merger			Seminole Hard Rock Entertainment Inc /
Sub LLC			Seminole Hard Rock International LLC
7.88%, 12/15/2020(d)	500	515	5.88%, 05/15/2021(d)	755	763
Fidelity & Guaranty Life Holdings Inc			Station Casinos LLC
6.38%, 04/01/2021(d)	425	446
			7.50%, 03/01/2021	2,490	2,683
Hartford Financial Services Group Inc/The
8.13%, 06/15/2068 (e)	395	447	Studio City Finance Ltd
			8.50%, 12/01/2020(d)	475	480
Liberty Mutual Group Inc			Wynn Las Vegas LLC / Wynn Las Vegas
7.80%, 03/07/2087(d)	626	770
			Capital Corp
USI Inc/NY			4.25%, 05/30/2023(d)	410	387
7.75%, 01/15/2021(d)	511	524	5.50%, 03/01/2025(d)	1,625	1,631
		$2,702	Wynn Macau Ltd
			5.25%, 10/15/2021(d)	980	919
Internet - 0.42%
Equinix Inc					$16,256
5.38%, 01/01/2022	404	419	Machinery - Construction & Mining - 0.37%
5.38%, 04/01/2023	200	207	BlueLine Rental Finance Corp
5.75%, 01/01/2025	282	297	7.00%, 02/01/2019(d)	1,256	1,281
IAC/InterActiveCorp			Oshkosh Corp
4.88%, 11/30/2018	1,140	1,180	5.38%, 03/01/2025(d)	323	335
Netflix Inc			Terex Corp
5.50%, 02/15/2022(d)	425	447
5.88%, 02/15/2025(d)	425	453	6.00%, 05/15/2021	1,220	1,238
			6.50%, 04/01/2020	950	993
VeriSign Inc
5.25%,04/01/2025(d)	149	154			$3,847
Zayo Group LLC / Zayo Capital Inc			Machinery - Diversified - 0.53%
6.00%, 04/01/2023(d)	680	683	Briggs & Stratton Corp
10.13%, 07/01/2020	430	488	6.88%, 12/15/2020	475	520
		$4,328	Case New Holland Industrial Inc
			7.88%, 12/01/2017	2,605	2,872
Iron & Steel - 1.22%			Gardner Denver Inc
AK Steel Corp			6.88%, 08/15/2021(d)	225	209
8.75%, 12/01/2018	470	498	Manitowoc Co Inc/The
ArcelorMittal			8.50%, 11/01/2020	1,025	1,097
6.00%, 08/05/2020(e)	2,864	2,989
7.00%, 02/25/2022(e)	2,140	2,325	Zebra Technologies Corp
			7.25%, 10/15/2022(d)	693	748
7.75%, 10/15/2039(e)	2,755	2,845
10.60%, 06/01/2019 (e)	1,045	1,258			$5,446
Commercial Metals Co			Media- 6.96%
6.50%, 07/15/2017	455	480	AMC Networks Inc
7.35%, 08/15/2018	300	325	7.75%, 07/15/2021	812	885
Signode Industrial Group Lux SA/Signode			Cablevision Systems Corp
Industrial Group US Inc			8.00%, 04/15/2020	2,328	2,671
6.38%, 05/01/2022(d)	600	600	CCO Holdings LLC / CCO Holdings Capital
Steel Dynamics Inc			Corp
5.13%, 10/01/2021(d)	400	409	5.13%, 05/01/2023(d)	209	207
5.25%, 04/15/2023	200	205	5.25%, 09/30/2022	1,392	1,391
5.50%, 10/01/2024(d)	320	330	5.38%, 05/01/2025(d)	206	202
6.38%, 08/15/2022	320	343	5.75%, 09/01/2023	40	40
		$12,607	5.88%, 05/01/2027(d)	300	295
			8.13%, 04/30/2020	1,430	1,493
Leisure Products & Services - 0.18%			Cequel Communications Holdings I LLC /
NCL Corp Ltd			Cequel Capital Corp
5.25%, 11/15/2019(d)	845	871	5.13%, 12/15/2021(d)	465	466
Sabre GLBL Inc			6.38%, 09/15/2020(d)	1,502	1,583
5.38%, 04/15/2023(d)	364	371
			Clear Channel Worldwide Holdings Inc
Viking Cruises Ltd
8.50%, 10/15/2022 (d)	517	573	6.50%, 11/15/2022	2,122	2,223
			6.50%, 11/15/2022	2,273	2,404
		$1,815	7.63%, 03/15/2020	3,076	3,237
Lodging - 1.58%			7.63%, 03/15/2020	150	157
Eldorado Resorts LLC / Eldorado Capital			CSC Holdings LLC
Corp			7.63%, 07/15/2018	1,165	1,316
8.63%, 06/15/2019(d)	770	805	Cumulus Media Holdings Inc
			7.75%, 05/01/2019	2,440	2,348

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Metal Fabrication & Hardware - 0.05%
DISH DBS Corp			Wise Metals Group LLC / Wise Alloys
4.25%, 04/01/2018	$987	$1,005	Finance Corp
5.13%, 05/01/2020	2,955	2,988	8.75%, 12/15/2018(d)	$500	$541
5.88%, 07/15/2022	1,042	1,050
5.88%, 11/15/2024	2,468	2,431
			Mining - 1.14%
6.75%, 06/01/2021	4,015	4,251	Alcoa Inc
7.88%, 09/01/2019	375	423
Gannett Co Inc			5.13%, 10/01/2024	1,915	2,064
4.88%, 09/15/2021(d)	345	354	5.40%, 04/15/2021	243	267
5.13%, 10/15/2019	1,850	1,949	5.87%, 02/23/2022	508	565
5.13%, 07/15/2020	1,055	1,105	5.90%, 02/01/2027	719	790
5.50%, 09/15/2024(d)	880	916	5.95%, 02/01/2037	45	48
6.38%, 10/15/2023	565	612	6.15%, 08/15/2020	22	25
7.13%, 09/01/2018	1,140	1,178	6.75%, 01/15/2028	861	967
			Aleris International Inc
Gray Television Inc			7.63%, 02/15/2018	356	368
7.50%, 10/01/2020	883	938
iHeartCommunications Inc			7.88%, 11/01/2020	245	253
			Coeur Mining Inc
6.88%, 06/15/2018	853	780	7.88%, 02/01/2021	1,413	1,194
7.25%, 10/15/2027	730	580	First Quantum Minerals Ltd
9.00%, 12/15/2019	672	665	6.75%, 02/15/2020(d)	539	501
11.25%, 03/01/2021	3,384	3,452	7.00%, 02/15/2021(d)	769	717
10.00%, 01/15/2018	615	538	FMG Resources August 2006 Pty Ltd
Liberty Interactive LLC			9.75%, 03/01/2022 (d)	210	216
8.50%, 07/15/2029	695	778
LIN Television Corp			Hecla Mining Co
5.88%, 11/15/2022(d)	1,020	1,051	6.88%, 05/01/2021	1,173	1,062
			Lundin Mining Corp
Nexstar Broadcasting Inc			7.50%, 11/01/2020(d)	790	830
6.13%, 02/15/2022(d)	445	462
			7.88%, 11/01/2022(d)	350	371
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022(d)	3,382	3,401	New Gold Inc
			6.25%, 11/15/2022(d)	495	490
Numericable-SFR SAS			7.00%, 04/15/2020(d)	435	453
4.88%, 05/15/2019(d)	1,825	1,841
6.00%, 05/15/2022(d)	4,747	4,863	Taseko Mines Ltd
6.25%, 05/15/2024(d)	1,517	1,559	7.75%, 04/15/2019	885	593
Quebecor Media Inc					$11,774
5.75%, 01/15/2023	265	274	Miscellaneous Manufacturing - 0.24%
Quebecor World PLC			Amsted Industries Inc
0.00%, 01/15/2025(a),(b),(c)	480	1	5.38%, 09/15/2024(d)	640	653
0.00%, 11/15/2025(a),(b),(c)	1,075	3	Bombardier Inc
0.00%, 08/01/2027(a),(b),(c)	830	2	4.75%, 04/15/2019(d)	683	679
RCN Telecom Services LLC / RCN Capital			5.50%, 09/15/2018(d)	322	326
Corp			7.50%, 03/15/2018(d)	800	858
8.50%, 08/15/2020(d)	348	373			$2,516
Sinclair Television Group Inc
5.63%, 08/01/2024(d)	940	956	Office & Business Equipment - 0.06%
6.13%, 10/01/2022	1,030	1,087	CDW LLC / CDW Finance Corp
Sirius XM Radio Inc			5.00%, 09/01/2023	136	140
4.25%, 05/15/2020(d)	340	338	5.50%, 12/01/2024	240	255
4.63%, 05/15/2023(d)	375	364	6.00%, 08/15/2022	223	240
5.38%, 04/15/2025(d)	208	209			$635
5.75%, 08/01/2021(d)	90	94
5.88%, 10/01/2020(d)	995	1,038	Oil & Gas - 9.83%
6.00%, 07/15/2024(d)	443	460	Antero Resources Corp
			5.13%, 12/01/2022	514	511
Time Warner Cable Inc			5.38%, 11/01/2021	1,050	1,060
7.30%, 07/01/2038	285	316	6.00%, 12/01/2020	787	804
Unitymedia Hessen GmbH & Co KG /			Blue Racer Midstream LLC / Blue Racer
Unitymedia NRW GmbH			Finance Corp
5.50%, 01/15/2023(d)	600	628	6.13%, 11/15/2022(d)	837	870
Unitymedia KabelBW GmbH			California Resources Corp
6.13%, 01/15/2025(d)	607	634	5.00%, 01/15/2020(d)	2,572	2,430
Univision Communications Inc			5.50%, 09/15/2021(d)	1,814	1,719
5.13%, 05/15/2023(d)	2,265	2,290
(d)			5.50%, 09/15/2021	220	208
6.75%, 09/15/2022	667	716	6.00%, 11/15/2024(d)	2,181	2,050
Videotron Ltd			Chesapeake Energy Corp
5.00%, 07/15/2022	245	253	4.88%, 04/15/2022	4,718	4,352
5.38%, 06/15/2024(d)	454	470
			5.75%, 03/15/2023	640	626
VTR Finance BV			6.13%, 02/15/2021	1,012	1,017
6.88%, 01/15/2024(d)	322	333
			6.50%, 08/15/2017	1,270	1,349
WideOpenWest Finance LLC /			6.63%, 08/15/2020	1,290	1,329
WideOpenWest Capital Corp			Cimarex Energy Co
10.25%, 07/15/2019	685	736	4.38%, 06/01/2024	902	913
		$71,663	5.88%, 05/01/2022	1,477	1,569

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Citgo Holding Inc			Rosetta Resources Inc
10.75%, 02/15/2020 (d)	$455	$481	5.63%, 05/01/2021	$825	$826
CITGO Petroleum Corp			5.88%, 06/01/2022	1,654	1,649
6.25%, 08/15/2022(d)	537	525	5.88%, 06/01/2024	1,344	1,334
Comstock Resources Inc			Sabine Oil & Gas Corp
9.50%, 06/15/2020	359	180	9.75%, 02/15/2017	195	31
10.00%, 03/15/2020 (d)	566	555	SandRidge Energy Inc
Concho Resources Inc			7.50%, 03/15/2021	6,545	4,500
5.50%, 04/01/2023	875	887	7.50%, 02/15/2023	2,305	1,521
6.50%, 01/15/2022	545	574	8.13%, 10/15/2022	815	554
Denbury Resources Inc			Seventy Seven Energy Inc
4.63%, 07/15/2023	4,695	4,225	6.50%, 07/15/2022	471	270
EP Energy LLC / Everest Acquisition Finance			Seventy Seven Operating LLC
Inc			6.63%, 11/15/2019	575	457
6.88%, 05/01/2019	410	423	SM Energy Co
7.75%, 09/01/2022	627	658	5.00%, 01/15/2024	880	865
9.38%, 05/01/2020	5,644	6,039	6.50%, 11/15/2021	835	868
EXCO Resources Inc			6.50%, 01/01/2023	615	646
7.50%, 09/15/2018	3,727	2,637	6.63%, 02/15/2019	273	282
8.50%, 04/15/2022	1,679	1,003	Stone Energy Corp
Halcon Resources Corp			7.50%, 11/15/2022	562	517
8.63%, 02/01/2020(d),(g)	765	796	Summit Midstream Holdings LLC / Summit
9.25%, 02/15/2022	730	566	Midstream Finance Corp
9.75%, 07/15/2020	258	212	5.50%, 08/15/2022	815	778
Hilcorp Energy I LP / Hilcorp Finance Co			Sunoco LP / Sunoco Finance Corp
5.00%, 12/01/2024(d)	561	544	6.38%, 04/01/2023(d)	825	858
7.63%, 04/15/2021(d)	906	947	Talos Production LLC / Talos Production
8.00%, 02/15/2020(d)	500	518	Finance Inc
Jones Energy Holdings LLC / Jones Energy			9.75%, 02/15/2018(d)	689	593
Finance Corp			Tesoro Corp
6.75%, 04/01/2022	490	485	5.13%, 04/01/2024	328	336
Jupiter Resources Inc			Transocean Inc
8.50%, 10/01/2022(d)	570	482	2.50%, 10/15/2017	1,335	1,288
Laredo Petroleum Inc			6.00%, 03/15/2018	615	613
5.63%, 01/15/2022	505	508	6.38%, 12/15/2021	777	685
7.38%, 05/01/2022	460	492	6.50%, 11/15/2020	163	145
Linn Energy LLC / Linn Energy Finance			Ultra Petroleum Corp
Corp			5.75%, 12/15/2018(d)	850	799
6.25%, 11/01/2019(e)	6,035	5,100	6.13%, 10/01/2024(d)	646	570
6.50%, 05/15/2019	1,000	872	Unit Corp
6.50%, 09/15/2021	2,072	1,688	6.63%, 05/15/2021	1,510	1,450
7.75%, 02/01/2021	3,046	2,620	W&T Offshore Inc
8.63%, 04/15/2020	1,955	1,780	8.50%, 06/15/2019	424	303
MEG Energy Corp			Whiting Canadian Holding Co ULC
6.50%, 03/15/2021(d)	165	163	8.13%, 12/01/2019	1,140	1,210
7.00%, 03/31/2024(d)	519	511	Whiting Petroleum Corp
Memorial Resource Development Corp			5.00%, 03/15/2019	2,255	2,250
5.88%, 07/01/2022(d)	555	538	6.25%, 04/01/2023(d)	410	423
Newfield Exploration Co			WPX Energy Inc
5.38%, 01/01/2026	300	312	5.25%, 01/15/2017	232	239
5.63%, 07/01/2024	819	868	5.25%, 09/15/2024	2,115	1,951
5.75%, 01/30/2022	3,335	3,535	6.00%, 01/15/2022	1,798	1,763
Oasis Petroleum Inc					$101,283
6.88%, 03/15/2022	2,700	2,747
Ocean Rig UDW Inc			Oil & Gas Services - 0.37%
7.25%, 04/01/2019(d)	491	330	Basic Energy Services Inc
Parker Drilling Co			7.75%, 10/15/2022	462	374
7.50%, 08/01/2020	544	486	Exterran Partners LP / EXLP Finance Corp
Penn Virginia Corp			6.00%, 10/01/2022	370	361
8.50%, 05/01/2020	250	244	PHI Inc
Precision Drilling Corp			5.25%, 03/15/2019	419	404
5.25%, 11/15/2024	633	548	Pioneer Energy Services Corp
6.50%, 12/15/2021	235	229	6.13%, 03/15/2022	908	695
6.63%, 11/15/2020	205	207	Sea Trucks Group Ltd
			9.00%, 03/26/2018(d)	700	553
QEP Resources Inc
			Trinidad Drilling Ltd
5.25%, 05/01/2023	549	550	7.88%,01/15/2019 (d)	735	717
5.38%, 10/01/2022	550	557
6.88%, 03/01/2021	1,075	1,148	Western Refining Logistics LP / WNRL
Range Resources Corp			Finance Corp
			7.50%, 02/15/2023(d)	661	687
5.00%, 03/15/2023	700	711
Rice Energy Inc					$3,791
7.25%, 05/01/2023(d)	405	421

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers - 1.93%			Pipelines (continued)
Ardagh Packaging Finance PLC			Energy Transfer Equity LP	(continued)
9.13%, 10/15/2020(d)	$441	$474	7.50%, 10/15/2020		$1,215	$1,367
Ardagh Packaging Finance PLC / Ardagh			Genesis Energy LP / Genesis Energy Finance
Holdings USA Inc			Corp
6.25%, 01/31/2019(d)	335	342	5.63%, 06/15/2024		625	603
7.00%, 11/15/2020(d)	137	140	5.75%, 02/15/2021		725	720
9.13%, 10/15/2020(d)	197	211	Hiland Partners LP / Hiland Partners Finance
Ball Corp			Corp
5.00%, 03/15/2022	575	599	5.50%, 05/15/2022(d)		294	305
Berry Plastics Corp			MarkWest Energy Partners LP / MarkWest
9.75%, 01/15/2021	5,755	6,316	Energy Finance Corp
Beverage Packaging Holdings Luxembourg II			4.50%, 07/15/2023		2,479	2,485
SA / Beverage Packaging Holdings II			4.88%, 12/01/2024		2,275	2,353
5.63%, 12/15/2016(d)	400	405	5.50%, 02/15/2023		1,225	1,277
6.00%, 06/15/2017(d)	830	840	Regency Energy Partners LP / Regency
Constar International			Energy Finance Corp
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(e),(f)	605	101	4.50%, 11/01/2023		1,135	1,166
Graphic Packaging International Inc			5.00%, 10/01/2022		432	463
4.75%, 04/15/2021	352	366	5.50%, 04/15/2023		1,420	1,502
Novelis Inc			5.88%, 03/01/2022		2,001	2,236
8.75%, 12/15/2020	970	1,036	6.50%, 07/15/2021		875	927
Owens-Brockway Glass Container Inc			Rockies Express Pipeline LLC
5.00%, 01/15/2022(d)	840	862	6.85%, 07/15/2018(d)		785	850
Reynolds Group Issuer Inc / Reynolds Group			6.88%, 04/15/2040(d)		830	905
Issuer LLC / Reynolds Group Issuer			7.50%, 07/15/2038(d)		645	742
(Luxembourg) S.A.			Rose Rock Midstream LP / Rose Rock
5.75%, 10/15/2020	2,820	2,947	Finance Corp
6.88%, 02/15/2021(e)	1,445	1,518	5.63%, 07/15/2022		422	422
8.25%, 02/15/2021	1,805	1,920	Sabine Pass Liquefaction LLC
9.88%, 08/15/2019	1,171	1,248	5.63%, 02/01/2021(e)		970	992
Sealed Air Corp			5.63%, 04/15/2023		1,510	1,526
6.50%, 12/01/2020(d)	500	556	5.63%, 03/01/2025(d)		3,787	3,808
		$19,881	5.75%, 05/15/2024		2,525	2,551
			SemGroup Corp
Pharmaceuticals - 2.45%			7.50%, 06/15/2021		484	508
Endo Finance LLC / Endo Finco Inc			Targa Resources Partners LP / Targa
5.38%, 01/15/2023(d)	2,500	2,459
7.00%, 07/15/2019(d)	1,360	1,418	Resources Partners Finance Corp
			4.13%, 11/15/2019(d)		935	937
7.00%, 12/15/2020(d)	207	218
7.25%, 01/15/2022(d)	645	682	4.25%, 11/15/2023		380	370
			5.00%, 01/15/2018(d)		85	88
Endo Finance LLC / Endo Ltd / Endo Finco			5.25%, 05/01/2023		850	867
Inc			6.38%, 08/01/2022		600	633
6.00%, 02/01/2025(d)	425	436
			Tesoro Logistics LP / Tesoro Logistics
Grifols Worldwide Operations Ltd
5.25%,04/01/2022 (d)	410	419	Finance Corp
			5.50%, 10/15/2019(d)		630	666
Omnicare Inc			6.13%, 10/15/2021		775	812
4.75%, 12/01/2022	250	273	6.25%, 10/15/2022(d)		1,478	1,568
Par Pharmaceutical Cos Inc			Williams Partners LP / ACMP Finance Corp
7.38%, 10/15/2020	950	1,015	4.88%, 05/15/2023		470	477
Salix Pharmaceuticals Ltd			4.88%, 03/15/2024		410	420
6.50%, 01/15/2021(d),(e)	890	1,010
			6.13%, 07/15/2022		1,620	1,741
Valeant Pharmaceuticals International Inc
5.38%, 03/15/2020(d)	1,070	1,098				$40,440
5.50%, 03/01/2023(d)	520	527	Real Estate - 0.10%
5.63%, 12/01/2021(d)	359	368	Kennedy-Wilson Inc
5.88%, 05/15/2023(d)	4,185	4,295	5.88%, 04/01/2024		229	232
6.13%, 04/15/2025(d)	3,805	3,926	Realogy Group LLC
6.38%, 10/15/2020(d)	3,070	3,235	7.63%, 01/15/2020(d)		765	815
6.75%, 08/15/2021(d)	338	354				$1,047
6.75%, 08/15/2018(d)	1,974	2,090
7.00%, 10/01/2020(d)	495	519	REITS- 1.41%
7.25%, 07/15/2022(d)	330	352	Communications Sales & Leasing Inc
7.50%, 07/15/2021(d)	473	513	8.25%, 10/15/2023(d)		1,230	1,262
		$25,207	Crown Castle International Corp
			4.88%, 04/15/2022		2,054	2,143
Pipelines - 3.93%			5.25%, 01/15/2023		606	640
Crestwood Midstream Partners LP /			Iron Mountain Inc
Crestwood Midstream Finance Corp			5.75%, 08/15/2024		3,415	3,534
6.13%, 03/01/2022	1,000	1,033	7.75%, 10/01/2019		1,540	1,632
6.25%, 04/01/2023(d)	865	904	8.38%, 08/15/2021		391	408
Energy Transfer Equity LP			MPT Operating Partnership LP / MPT Finance
5.88%, 01/15/2024	2,110	2,216	Corp
			5.50%, 05/01/2024		1,980	2,119

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Semiconductors (continued)
Omega Healthcare Investors Inc			Amkor Technology Inc
5.88%, 03/15/2024	$1,310	$1,398	6.38%, 10/01/2022	$510	$523
RHP Hotel Properties LP / RHP Finance			Freescale Semiconductor Inc
Corp			5.00%, 05/15/2021(d)	205	218
5.00%, 04/15/2023(d)	270	273	6.00%, 01/15/2022(d)	1,309	1,414
Sabra Health Care LP / Sabra Capital Corp			Micron Technology Inc
5.50%, 02/01/2021	1,005	1,068	5.25%, 08/01/2023(d)	457	459
		$14,477	5.25%, 01/15/2024(d)	320	317
			5.50%, 02/01/2025(d)	387	385
Retail - 3.16%			5.63%, 01/15/2026(d)	280	276
1011778 BC ULC / New Red Finance Inc			NXP BV / NXP Funding LLC
6.00%, 04/01/2022(d)	705	728	5.75%, 02/15/2021(d)	297	315
AmeriGas Finance LLC/AmeriGas Finance			5.75%, 03/15/2023(d)	232	248
Corp			Sensata Technologies BV
6.75%, 05/20/2020	2,540	2,696	5.00%, 10/01/2025(d)	496	512
7.00%, 05/20/2022	2,908	3,114	5.63%, 11/01/2024(d)	696	743
Claire's Stores Inc					$6,608
6.13%, 03/15/2020(d)	728	597
8.88%, 03/15/2019	2,463	1,232	Software - 2.64%
9.00%, 03/15/2019(d)	1,527	1,363	Activision Blizzard Inc
Family Tree Escrow LLC			5.63%, 09/15/2021(d)	2,139	2,286
5.25%, 03/01/2020(d)	930	974	Audatex North America Inc
5.75%, 03/01/2023(d)	1,440	1,512	6.00%, 06/15/2021(d)	617	637
Ferrellgas LP / Ferrellgas Finance Corp			6.13%, 11/01/2023(d)	212	221
6.75%, 01/15/2022	2,290	2,353	First Data Corp
Guitar Center Inc			6.75%, 11/01/2020(d)	644	686
6.50%, 04/15/2019(d)	611	538	7.38%, 06/15/2019(d)	1,405	1,459
JC Penney Corp Inc			8.25%, 01/15/2021(d)	1,073	1,138
8.13%, 10/01/2019	241	241	11.75%, 08/15/2021	1,412	1,620
L Brands Inc			12.63%, 01/15/2021	6,070	7,166
5.63%, 10/15/2023	1,365	1,525	10.63%, 06/15/2021	1,469	1,667
Landry's Inc			11.25%, 01/15/2021	767	863
9.38%, 05/01/2020(d)	450	482	IMS Health Inc
Michaels FinCo Holdings LLC / Michaels			6.00%, 11/01/2020(d)	401	417
FinCo Inc			Infor Software Parent LLC / Infor Software
7.50%, PIK 8.25%, 08/01/2018(d),(f)	203	207	Parent Inc
Neebo Inc			7.13%, PIK 7.88%, 05/01/2021(d),(f)	949	951
15.00%, 06/30/2016 (d)	328	340	Infor US Inc
Neiman Marcus Group LTD LLC			6.50%, 05/15/2022(d)	2,617	2,689
8.00%, 10/15/2021(d)	800	858	MSCI Inc
New Albertsons Inc			5.25%, 11/15/2024(d)	1,438	1,496
6.63%, 06/01/2028	325	279	Nuance Communications Inc
7.75%, 06/15/2026	265	257	5.38%, 08/15/2020(d)	1,195	1,207
8.00%, 05/01/2031	405	401	Open Text Corp
8.70%, 05/01/2030	95	98	5.63%, 01/15/2023(d)	435	451
Party City Holdings Inc			Sophia LP / Sophia Finance Inc
8.88%, 08/01/2020	1,380	1,492	9.75%, 01/15/2019(d)	2,040	2,193
QVC Inc					$27,147
5.45%, 08/15/2034	445	429
Radio Systems Corp			Telecommunications - 10.82%
8.38%, 11/01/2019(d)	589	635	Alcatel-Lucent USA Inc
Real Mex Restaurants Inc			6.45%, 03/15/2029	269	301
7.00%, PIK 0.49%, 03/21/2016(b),(c),(f)	167	167	6.75%, 11/15/2020(d)	257	277
Rite Aid Corp			Altice Financing SA
6.13%, 04/01/2023(d)	2,357	2,443	6.63%, 02/15/2023(d)	865	891
6.75%, 06/15/2021	1,495	1,583	Altice Finco SA
			8.13%, 01/15/2024(d)	200	211
8.00%, 08/15/2020	1,643	1,734	9.88%, 12/15/2020(d)	200	221
9.25%, 03/15/2020	1,430	1,580
			Altice SA
Serta Simmons Holdings LLC			7.63%, 02/15/2025(d)	1,469	1,485
8.13%, 10/01/2020(d)	800	848
			7.75%, 05/15/2022(d)	3,939	3,979
Suburban Propane Partners LP/Suburban
			Avaya Inc
Energy Finance Corp			7.00%, 04/01/2019(d)	1,435	1,442
5.75%, 03/01/2025	200	207	10.50%, 03/01/2021 (d)	845	744
7.38%, 08/01/2021	797	857
			CenturyLink Inc
Tops Holding Corp / Tops Markets LLC			5.63%, 04/01/2025 (d)	615	614
8.88%, 12/15/2017	730	767
		$32,537	6.45%, 06/15/2021	1,880	2,021
			6.75%, 12/01/2023	895	968
Semiconductors - 0.64%			7.60%, 09/15/2039	520	520
Advanced Micro Devices Inc			Cincinnati Bell Inc
6.75%, 03/01/2019	503	438	8.38%, 10/15/2020	706	750
7.00%, 07/01/2024	899	699	CommScope Holding Co Inc
7.50%, 08/15/2022	75	61	6.63%, 06/01/2020(d)	635	650

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Telecommunications (continued)
CommScope Inc			Telecom Italia SpA
5.00%, 06/15/2021(d)	$280	$280	5.30%, 05/30/2024(d)	$670	$705
5.50%, 06/15/2024(d)	1,280	1,289	T-Mobile USA Inc
Embarq Corp			6.00%, 03/01/2023	1,797	1,831
8.00%, 06/01/2036	4,625	5,457	6.13%, 01/15/2022	1,525	1,573
Frontier Communications Corp			6.25%, 04/01/2021	675	705
8.50%, 04/15/2020	220	244	6.38%, 03/01/2025	1,132	1,163
8.75%, 04/15/2022	874	957	6.50%, 01/15/2024	1,097	1,145
9.00%, 08/15/2031	2,278	2,398	6.54%, 04/28/2020	2,405	2,537
9.25%, 07/01/2021	513	583	6.63%, 11/15/2020	1,179	1,231
Goodman Networks Inc			6.63%, 04/28/2021	1,666	1,758
12.13%, 07/01/2018	950	884	6.63%, 04/01/2023	521	541
Hughes Satellite Systems Corp			6.73%, 04/28/2022	1,703	1,794
6.50%, 06/15/2019	1,735	1,904	6.84%, 04/28/2023	936	990
Inmarsat Finance PLC			UPCB Finance III Ltd
4.88%, 05/15/2022(d)	1,340	1,347	6.63%, 07/01/2020(d)	1,365	1,419
Intelsat Jackson Holdings SA			UPCB Finance IV Ltd
5.50%, 08/01/2023	1,308	1,231	5.38%, 01/15/2025(d)	382	388
6.63%, 12/15/2022	2,044	2,018	Virgin Media Finance PLC
7.25%, 10/15/2020	685	706	5.75%, 01/15/2025(d)	426	433
7.50%, 04/01/2021	255	265	6.00%, 10/15/2024(d)	1,185	1,226
Intelsat Luxembourg SA			Virgin Media Secured Finance PLC
7.75%, 06/01/2021	2,332	2,142	5.25%, 01/15/2026(d)	360	358
8.13%, 06/01/2023	905	828	5.38%, 04/15/2021(d)	1,283	1,341
Level 3 Communications Inc			West Corp
5.75%, 12/01/2022	196	201	5.38%, 07/15/2022(d)	515	496
Level 3 Financing Inc			Wind Acquisition Finance SA
5.13%, 05/01/2023(d)	767	765	4.75%, 07/15/2020(d)	2,740	2,740
5.38%, 05/01/2025(d)	2,683	2,680	7.38%, 04/23/2021(d)	1,879	1,923
5.63%, 02/01/2023(d)	120	123	Windstream Corp
6.13%, 01/15/2021	153	162	6.38%, 08/01/2023	155	137
7.00%, 06/01/2020	852	913	7.50%, 06/01/2022	1,798	1,713
8.13%, 07/01/2019	5,220	5,486	7.50%, 04/01/2023	280	265
8.63%, 07/15/2020	2,145	2,328	7.75%, 10/15/2020	268	275
NII Capital Corp			7.75%, 10/01/2021	925	909
0.00%, 04/01/2021(a)	2,083	628	7.88%, 11/01/2017	145	157
NII International Telecom SCA					$111,449
0.00%, 08/15/2019(a),(d)	638	600
0.00%, 08/15/2019(a),(d)	763	706	Transportation - 0.54%
Nokia OYJ			Bluewater Holding BV
			10.00%, 12/10/2019 (d)	1,300	1,222
5.38%, 05/15/2019	302	328
6.63%, 05/15/2039	216	258	Martin Midstream Partners LP / Martin
Qwest Capital Funding Inc			Midstream Finance Corp
6.88%, 07/15/2028	159	164	7.25%, 02/15/2021	1,043	1,033
7.75%, 02/15/2031	780	819	Navios Maritime Acquisition Corp / Navios
Qwest Corp			Acquisition Finance US Inc
			8.13%, 11/15/2021(d)	359	367
6.88%, 09/15/2033	1,986	2,002
7.25%, 09/15/2025	310	359	Navios Maritime Holdings Inc / Navios
SBA Telecommunications Inc			Maritime Finance II US Inc
			7.38%, 01/15/2022(d)	500	460
5.75%, 07/15/2020	580	608
SoftBank Corp			8.13%, 02/15/2019	175	150
4.50%, 04/15/2020(d)	988	1,011	Navios South American Logistics Inc / Navios
Sprint Capital Corp			Logistics Finance US Inc
			7.25%, 05/01/2022(d)	594	576
6.88%, 11/15/2028	3,360	3,041
6.90%, 05/01/2019	209	215	Ultrapetrol Bahamas Ltd
8.75%, 03/15/2032	3,460	3,547	8.88%, 06/15/2021	1,947	1,791
Sprint Communications Inc					$5,599
6.00%, 12/01/2016	237	247	Trucking & Leasing - 0.07%
6.00%, 11/15/2022	268	253	Jurassic Holdings III Inc
7.00%, 03/01/2020(d)	1,334	1,476	6.88%, 02/15/2021(d)	800	688
7.00%, 08/15/2020	1,570	1,594
9.00%, 11/15/2018(d)	1,926	2,191	TOTAL BONDS		$924,145
11.50%, 11/15/2021	374	454		Principal
Sprint Corp			CONVERTIBLE BONDS - 0.05%	Amount (000's) Value (000's)
7.13%, 06/15/2024	2,943	2,829
7.25%, 09/15/2021	1,239	1,244	Electric - 0.05%
7.63%, 02/15/2025	347	341	Upstate New York Power Producers Inc
7.88%, 09/15/2023	3,843	3,857	20.00%, 06/15/2017 (c),(d)	293	558
Syniverse Holdings Inc
9.13%, 01/15/2019	1,750	1,645
Telecom Italia Capital SA
6.00%, 09/30/2034	970	1,014

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Retail - 0.00%			Diversified Financial Services - 0.07%
Real Mex Restaurants Inc			Walter Investment Management Corp, Term
1.12%, PIK 1.14%, 03/21/2018(b),(c),(f)	$82	$—	Loan
			4.75%, 12/11/2020(e)	$803	$766
TOTAL CONVERTIBLE BONDS		$558
SENIOR FLOATING RATE INTERESTS - Principal			Electric - 0.53%
5.50%	Amount (000's) Value (000's)		Texas Competitive Electric Holdings Co LLC,
Advertising - 0.22%			Term Loan EXT
Advantage Sales & Marketing Inc, Term			4.67%, 10/10/2017(e)	8,239	5,093
Loan			Texas Competitive Electric Holdings Co LLC,
7.50%, 07/21/2022(e)	$1,564	$1,569	Term Loan NONEXT
Advantage Sales & Marketing Inc, Term Loan			4.67%, 10/10/2016(e)	510	312
B					$5,405
0.00%, 07/21/2021(e),(h)	240	241
			Entertainment - 0.49%
Vertis Inc, Term Loan EXIT
0.00%,12/31/2015 (a),(b),(c),(e)	1,359	1	American Casino & Entertainment Properties
			LLC, Term Loan B
Visant Corp, Term Loan			4.50%, 07/03/2019(e)	485	486
7.00%, 08/13/2021(e)	448	450
			Delta 2 Lux Sarl, Term Loan B
		$2,261	7.75%, 07/29/2022(e)	600	601
Aerospace & Defense - 0.06%			Mohegan Tribal Gaming Authority, Term
Ducommun Inc, Term Loan B1			Loan B
4.75%, 06/30/2017(e)	358	358	5.50%, 11/19/2019(e)	2,070	2,060
TransDigm Inc, Term Loan D			Scientific Games International Inc, Term Loan
0.00%, 05/21/2021(e),(h)	240	240	B1
		$598	6.00%, 05/22/2020(e)	240	242
			6.00%, 05/22/2020(e)	206	208
Airlines - 0.03%			SGMS Escrow Corp, Term Loan B2
Delta Air Lines Inc, Term Loan B1			6.00%, 09/17/2021(e)	628	634
3.25%, 10/18/2018(e)	341	341	Shingle Springs Tribal Gaming Authority,
			Term Loan B
			6.25%, 08/22/2019(e)	417	418
Automobile Manufacturers - 0.30%
FCA US LLC, Term Loan B			WMG Acquisition Corp, Term Loan B
3.25%, 12/31/2018(e)	583	583	3.75%, 07/20/2020(e)	445	443
3.50%, 05/24/2017(e)	734	735			$5,092
3.50%, 05/24/2017(e)	428	428
			Food-0.27%
Navistar Inc, Term Loan B			Albertson's Holdings LLC, Term Loan B4
5.75%, 08/16/2017(e)	1,322	1,328	5.50%, 08/11/2021(e)	660	667
		$3,074	Dole Food Co Inc, Term Loan B
Automobile Parts & Equipment- 0.04%			4.50%, 10/25/2018(e)	95	95
Remy International Inc, Term Loan B			4.50%, 12/01/2018(e)	15	15
4.25%, 02/28/2020(e)	440	442	4.50%, 12/01/2018(e)	95	95
			4.50%, 12/01/2018(e)	95	95
			4.50%, 12/01/2018(e)	95	95
Chemicals - 0.10%			4.50%, 12/01/2018(e)	95	95
Axalta Coating Systems US Holdings Inc,			4.50%, 12/01/2018(e)	95	95
Term Loan B			4.50%, 12/01/2018(e)	95	95
3.75%, 02/01/2020(e)	735	737	HJ Heinz Co, Term Loan B2
AZ Chem US Inc, Term Loan			3.25%, 06/05/2020(e)	477	477
7.50%, 06/10/2022(e)	247	245	SUPERVALU Inc, Term Loan
		$982	4.50%, 03/21/2019(e)	736	739
			4.50%, 03/21/2019(e)	189	190
Commercial Services - 0.07%
Acosta Holdco Inc, Term Loan					$2,753
0.00%, 09/26/2021(e),(h)	120	120
			Food Service - 0.17%
Harland Clarke Holdings Corp, Term Loan			Aramark Services Inc, Term Loan F
B2			3.25%, 02/21/2021(e)	1,699	1,699
5.53%, 06/30/2017(e)	480	481
5.53%, 06/30/2017(e)	64	64
		$665	Healthcare - Services - 0.08%
			inVentiv Health Inc, Term Loan B4
Computers - 0.21%			7.75%, 05/15/2018(e)	867	867
Presidio Inc, Term Loan B
6.25%, 01/26/2022(e)	825	831
Riverbed Technology Inc, Term Loan			Holding Companies - Diversified - 0.02%
0.00%, 02/25/2022(e),(h)	1,050	1,061	Twin River Management Group Inc, Term
0.00%, 02/25/2022(e),(h)	217	219	Loan
			0.00%, 07/10/2020(e),(h)	240	240
		$2,111

Consumer Products - 0.04%
Dell International LLC, Term Loan B			Internet - 0.03%
4.50%, 03/24/2020(e)	450	451	Go Daddy Operating Co LLC, Term Loan B
			4.50%, 05/05/2021(e)	252	254

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Internet (continued)			Retail (continued)
Zayo Group LLC, Term Loan B			J Crew Group Inc, Term Loan B (continued)
4.00%, 06/15/2019(e)	$102	$102	4.00%, 02/26/2021(e)	$354	$331
		$356	JC Penney Corp Inc, Term Loan
			6.00%, 05/21/2018(e)	1,489	1,488
Lodging - 0.18%			PetSmart Inc, Term Loan B
ROC Finance LLC, Term Loan B			5.00%, 02/18/2022(e)	1,460	1,477
5.00%, 03/27/2019(e)	955	945
			Rite Aid Corp, Term Loan 2
Station Casinos LLC, Term Loan B			4.88%, 06/11/2021(e)	1,000	1,003
4.25%, 02/25/2018(e)	476	478
4.25%, 02/25/2020(e)	471	473	Sears Roebuck Acceptance Corp, Term Loan
			B
		$1,896	5.50%, 06/30/2018(e)	1,160	1,147
Media- 0.83%			Serta Simmons Holdings LLC, Term Loan B
iHeartCommunications Inc, Term Loan D-			4.25%, 09/19/2019(e)	353	355
EXT			4.25%, 10/01/2019(e)	290	292
6.93%, 01/23/2019(e)	3,572	3,416	4.25%, 10/01/2019(e)	162	163
Tribune Media Co, Term Loan B			4.25%, 10/01/2019(e)	14	14
4.00%, 11/20/2020(e)	738	741			$7,223
4.00%, 11/20/2020(e)	490	492
			Semiconductors - 0.25%
TWCC Holding Corp, Term Loan
3.50%, 02/13/2017 (e)	1,127	1,116	Avago Technologies Cayman Ltd, Term Loan
			B
Univision Communications Inc, Term Loan			3.75%, 04/16/2019(e)	1,921	1,929
C3			Freescale Semiconductor Inc, Term Loan B4
4.00%, 03/01/2020(e)	377	377	4.25%, 02/13/2020(e)	609	611
4.00%, 03/01/2020(e)	1,326	1,327
Univision Communications Inc, Term Loan					$2,540
C4			Software - 0.17%
0.00%, 03/01/2020(e),(h)	120	120	Ellucian Inc, Term Loan B
4.00%, 03/01/2020(e)	999	1,000	4.00%, 07/19/2018(e)	501	503
		$8,589	Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(e)	258	257
Mining - 0.03%			3.75%, 04/08/2021(e)	391	390
FMG Resources August 2006 Pty Ltd, Term			First Data Corp, Term Loan B1
Loan B			3.68%, 09/24/2018(e)	574	575
3.75%, 06/30/2019(e)	309	279
					$1,725

			Telecommunications - 0.23%
Oil & Gas - 0.15%			Altice Financing SA, Delay-Draw Term Loan
Alon USA Partners LP, Term Loan B
9.25%, 11/13/2018(e)	141	140	DD
			5.50%, 07/15/2019(e)	691	702
Fieldwood Energy LLC, Term Loan
8.38%, 09/30/2020(e)	420	325	Cincinnati Bell Inc, Term Loan B
			4.00%, 08/09/2020(e)	79	79
MEG Energy Corp, Term Loan B			4.00%, 08/09/2020(e)	76	76
3.75%, 03/31/2020(e)	478	472
			4.00%, 08/20/2020(e)	79	80
Sabine Oil & Gas Corp, Term Loan B
8.75%, 01/18/2018(e)	667	251	Level 3 Financing Inc, Term Loan BI
			3.95%, 01/15/2020(e)	688	689
Shelf Drilling Midco Ltd, PIK Term Loan B
10.00%, PIK 0.75%, 10/08/2018 (e),(f)	460	312	Level 3 Financing Inc, Term Loan BIII
			3.95%, 08/01/2019(e)	600	601
		$1,500	UPC Financing Partnership, Term Loan AH
			3.25%, 06/10/2021(e)	160	160
Oil & Gas Services - 0.02%
Stallion Oilfield Holdings Inc, Term Loan					$2,387
8.00%, 06/11/2018(e)	268	211
			Transportation - 0.02%
			OSG Bulk Ships Inc, Term Loan B-EXIT
Packaging & Containers - 0.01%			5.25%, 08/05/2019(e)	219	219
Berry Plastics Group Inc, Term Loan E
0.00%, 12/18/2020(e),(h)	120	120	TOTAL SENIOR FLOATING RATE INTERESTS		$56,631
			Total Investments		$1,009,536
Pharmaceuticals - 0.02%			Other Assets in Excess of Liabilities, Net - 1.98%		$20,374
Valeant Pharmaceuticals International Inc,			TOTAL NET ASSETS - 100.00%		$1,029,910
Term Loan BF1
0.00%, 03/11/2022(e),(h)	240	242
			(a) Non-Income Producing Security
			(b) Security is Illiquid
Real Estate - 0.16%			(c)	Fair value of these investments is determined in good faith by the Manager
Realogy Group LLC, Term Loan B			under procedures established and periodically reviewed by the Board of
3.75%, 03/05/2020(e)	1,591	1,597	Directors. At the end of the period, the fair value of these securities totaled
			$5,016 or 0.49% of net assets.
Retail - 0.70%			(d)	Security exempt from registration under Rule 144A of the Securities Act of
J Crew Group Inc, Term Loan B			1933. These securities may be resold in transactions exempt from
4.00%, 02/26/2021(e)	359	336	registration, normally to qualified institutional buyers. At the end of the
4.00%, 02/26/2021(e)	304	285	period, the value of these securities totaled $310,182 or 30.12% of net
4.00%, 02/26/2021(e)	355	332	assets.
			(e)	Variable Rate. Rate shown is in effect at April 30, 2015.

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2015 (unaudited)

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	19.87%
Consumer, Non-cyclical	15.92%
Consumer, Cyclical	15.60%
Energy	14.74%
Financial	10.10%
Industrial	6.74%
Technology	4.50%
Basic Materials	4.49%
Utilities	3.37%
Exchange Traded Funds	2.33%
Diversified	0.36%
Other Assets in Excess of Liabilities, Net	1.98%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				Morgan Stanley (continued)
				4.88%, 11/01/2022	$2,000	$2,167
Diversified Financial Services - 0.00%				5.50%, 07/28/2021	5,000	5,763
Adelphia Recovery Trust (a),(b),(c)	658,740	5
				PNC Bank NA
				2.95%, 01/30/2023	5,000	4,984
Transportation - 0.00%				2.95%, 02/23/2025	10,000	9,919
Trailer Bridge Inc (a),(b)	7,120	—		PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(d)	18,000	20,232
TOTAL COMMON STOCKS		$5		SunTrust Bank/Atlanta GA
INVESTMENT COMPANIES - 4.92%	Shares Held	Value(000	's)	2.75%, 05/01/2023	15,000	14,782
				US Bancorp/MN
Publicly Traded Investment Fund - 4.92%				1.65%, 05/15/2017	9,000	9,128
Goldman Sachs Financial Square Funds -	154,308,774	154,309		2.95%, 07/15/2022	5,000	5,019
Government Fund				3.00%, 03/15/2022	2,000	2,051
				3.60%, 09/11/2024	9,500	9,852
TOTAL INVESTMENT COMPANIES		$154,309		4.13%, 05/24/2021	3,000	3,304
	Principal			US Bank NA/Cincinnati OH
BONDS- 60.77%	Amount (000's)	Value(000	's)	2.80%, 01/27/2025	5,000	4,943
				Wells Fargo & Co
Automobile Floor Plan Asset Backed Securities - 3.38%				7.98%, 12/31/2049(d)	15,000	16,500
Ally Master Owner Trust
0.63%, 04/15/2018(d)	$13,000	$13,009				$243,185
0.65%, 01/15/2019(d)	5,000	5,007
				Beverages - 1.26%
CNH Wholesale Master Note Trust				Anheuser-Busch InBev Worldwide Inc
0.78%, 08/15/2019(d),(e)	13,000	13,010		2.50%, 07/15/2022	9,000	8,874
Ford Credit Floorplan Master Owner Trust A				7.75%, 01/15/2019	10,000	12,048
0.56%, 01/15/2018(d)	14,000	14,004		Innovation Ventures LLC / Innovation
0.58%, 02/15/2019(d)	6,000	6,006		Ventures Finance Corp
Mercedes-Benz Master Owner Trust				9.50%, 08/15/2019(e)	18,000	18,540
0.56%, 04/15/2020(d),(e)	15,000	15,000				$39,462
Nissan Master Owner Trust Receivables
0.48%, 02/15/2018(d)	14,000	14,001		Biotechnology - 1.25%
0.58%, 01/15/2020(d)	15,000	15,019		Amgen Inc
Volkswagen Credit Auto Master Trust				3.63%, 05/15/2022	4,500	4,719
0.53%, 07/22/2019(d),(e)	11,000	10,979		3.88%, 11/15/2021	13,000	13,984
		$106,035		Gilead Sciences Inc
				3.50%, 02/01/2025	4,750	4,926
Automobile Manufacturers - 1.60%				4.40%, 12/01/2021	14,000	15,688
American Honda Finance Corp						$39,317
0.77%, 10/07/2016(d)	4,500	4,521
1.60%, 02/16/2018(e)	10,000	10,060		Chemicals - 1.19%
3.80%, 09/20/2021(e)	10,000	10,739		Airgas Inc
Ford Motor Credit Co LLC				1.65%, 02/15/2018	13,500	13,458
3.98%, 06/15/2016	20,000	20,584		2.38%, 02/15/2020	7,000	7,010
General Motors Co				3.65%, 07/15/2024	5,000	5,128
4.88%, 10/02/2023	4,000	4,332		Axiall Corp
		$50,236		4.88%, 05/15/2023	2,500	2,525
				Eagle Spinco Inc
Banks- 7.75%				4.63%, 02/15/2021	9,250	9,366
Bank of America Corp						$37,487
5.42%, 03/15/2017	5,000	5,311
6.50%, 07/15/2018	2,000	2,273		Commercial Services - 0.71%
6.75%, 06/01/2028	2,000	2,402		ERAC USA Finance LLC
8.00%, 07/29/2049(d)	4,000	4,275		3.30%, 10/15/2022(e)	2,000	2,027
8.13%, 12/29/2049(d)	10,000	10,800		4.50%, 08/16/2021(e)	6,000	6,601
Citigroup Inc				6.38%, 10/15/2017(e)	4,000	4,462
3.88%, 03/26/2025	20,000	19,771		7.00%, 10/15/2037(e)	7,000	9,170
4.50%, 01/14/2022	4,000	4,369				$22,260
Goldman Sachs Group Inc/The				Computers - 0.40%
3.63%, 02/07/2016	5,000	5,102		Apple Inc
3.63%, 01/22/2023	4,000	4,108		2.40%, 05/03/2023	13,000	12,661
5.25%, 07/27/2021	13,000	14,711
5.35%, 01/15/2016	2,000	2,062
ING Bank NV				Credit Card Asset Backed Securities - 0.33%
3.75%, 03/07/2017(e)	5,000	5,220		Cabela's Credit Card Master Note Trust
4.00%, 03/15/2016(e)	7,000	7,178		0.53%, 03/16/2020(d)	10,253	10,255
JP Morgan Chase & Co
3.25%, 09/23/2022	5,000	5,073		Diversified Financial Services- 1.69%
3.63%, 05/13/2024	15,000	15,442		General Electric Capital Corp
7.90%, 04/29/2049(d)	7,000	7,455		1.27%, 03/15/2023(d)	13,000	13,136
Morgan Stanley				5.30%, 02/11/2021	2,000	2,316
2.65%, 01/27/2020	5,000	5,057		International Lease Finance Corp
3.80%, 04/29/2016	4,000	4,116		8.63%, 01/15/2022	3,000	3,833
3.95%, 04/23/2027	10,000	9,816

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Environmental Control (continued)
International Lease Finance			Republic Services Inc (continued)
Corp (continued)			5.00%, 03/01/2020	$12,000	$13,365
8.75%, 03/15/2017(d)	$8,500	$9,444			$53,891
Jefferies Finance LLC / JFIN Co-Issuer Corp
7.38%, 04/01/2020(e)	3,750	3,703	Forest Products & Paper - 0.57%
Jefferies Group LLC			Plum Creek Timberlands LP
5.13%, 04/13/2018	5,000	5,290	3.25%, 03/15/2023	5,000	4,899
5.13%, 01/20/2023	1,500	1,556	4.70%, 03/15/2021	12,000	12,980
6.25%, 01/15/2036	9,000	8,938			$17,879
8.50%, 07/15/2019	4,000	4,780	Healthcare - Services - 1.69%
		$52,996	HCA Inc
Electric - 6.16%			5.88%, 05/01/2023	4,500	4,866
Exelon Generation Co LLC			7.50%, 02/15/2022	3,000	3,510
6.20%, 10/01/2017	14,000	15,434	7.50%, 11/06/2033	1,700	1,853
6.25%, 10/01/2039	3,000	3,568	HealthSouth Corp
GenOn Americas Generation LLC			5.75%, 11/01/2024	2,000	2,110
8.50%, 10/01/2021	12,500	12,188	7.75%, 09/15/2022	4,440	4,684
GenOn Energy Inc			Roche Holdings Inc
			0.61%, 09/30/2019(d),(e)	18,000	18,030
9.88%, 10/15/2020	6,500	6,702
LG&E and KU Energy LLC			Vantage Oncology LLC / Vantage Oncology
3.75%, 11/15/2020	5,000	5,296	Finance Co
			9.50%, 06/15/2017(e)	18,000	17,820
4.38%, 10/01/2021	5,000	5,483
Metropolitan Edison Co					$52,873
3.50%, 03/15/2023(e)	9,000	9,123
			Insurance - 2.94%
NiSource Finance Corp			Berkshire Hathaway Finance Corp
3.85%, 02/15/2023	2,000	2,090	0.58%, 01/12/2018(d)	14,500	14,538
5.25%, 09/15/2017	2,000	2,177	Berkshire Hathaway Inc
6.13%, 03/01/2022	5,000	5,926	3.00%, 02/11/2023	5,000	5,152
Oncor Electric Delivery Co LLC			3.75%, 08/15/2021	5,000	5,446
2.95%, 04/01/2025(e)	4,000	3,988	Fidelity National Financial Inc
7.00%, 09/01/2022	17,000	21,639	5.50%, 09/01/2022	5,000	5,443
PacifiCorp			6.60%, 05/15/2017	12,000	13,065
5.25%, 06/15/2035	5,000	5,942	First American Financial Corp
6.25%, 10/15/2037	2,000	2,700	4.30%, 02/01/2023	20,000	20,004
PPL Energy Supply LLC			4.60%, 11/15/2024	5,000	5,165
4.60%, 12/15/2021	11,000	10,287	Prudential Financial Inc
6.50%, 05/01/2018	3,000	3,200	4.50%, 11/16/2021	2,000	2,223
Solar Star Funding LLC			5.38%, 06/21/2020	2,000	2,282
3.95%, 06/30/2035(e)	7,000	6,932	7.38%, 06/15/2019	4,000	4,818
5.38%, 06/30/2035(e)	15,500	17,568	8.88%, 06/15/2068(d)	12,000	14,046
Southwestern Electric Power Co					$92,182
3.55%, 02/15/2022	12,000	12,539
TransAlta Corp			Internet - 0.06%
4.50%, 11/15/2022	18,000	18,004	VeriSign Inc
6.65%, 05/15/2018	4,000	4,467	5.25%, 04/01/2025(e)	1,750	1,809
Tucson Electric Power Co
3.85%, 03/15/2023	14,000	14,547	Iron & Steel - 1.30%
5.15%, 11/15/2021	3,000	3,369	Allegheny Technologies Inc
		$193,169	5.95%, 01/15/2021	16,000	16,680
			6.37%, 08/15/2023(d)	7,000	7,402
Electronics - 0.49%
Corning Inc			ArcelorMittal
4.25%, 08/15/2020	10,000	10,983	6.25%, 03/01/2021(d)	16,000	16,732
4.75%, 03/15/2042	4,000	4,271			$40,814
		$15,254	Leisure Products & Services - 0.18%
Entertainment - 0.19%			Royal Caribbean Cruises Ltd
Greektown Holdings LLC/Greektown			7.25%, 03/15/2018	5,000	5,544
Mothership Corp
8.88%, 03/15/2019(e)	1,250	1,322
			Lodging - 0.57%
Peninsula Gaming LLC / Peninsula Gaming			Boyd Gaming Corp
Corp			9.13%, 12/01/2018	17,000	17,786
8.38%, 02/15/2018(e)	4,500	4,702
		$6,024
			Media- 2.14%
Environmental Control - 1.72%			21st Century Fox America Inc
ADS Waste Holdings Inc			4.50%, 02/15/2021	5,000	5,531
8.25%, 10/01/2020	21,000	22,208	6.40%, 12/15/2035	8,000	10,254
Republic Services Inc			Comcast Corp
3.20%, 03/15/2025	10,000	9,986	2.85%, 01/15/2023	10,000	10,092
3.55%, 06/01/2022	6,000	6,211	3.13%, 07/15/2022	2,000	2,065
3.80%, 05/15/2018	2,000	2,121	5.15%, 03/01/2020	2,000	2,286

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Packaging & Containers - 0.20%
Historic TW Inc			Sealed Air Corp
9.15%, 02/01/2023	$5,260	$7,179	6.88%, 07/15/2033(e)	$6,000	$6,240
NBCUniversal Enterprise Inc
0.96%, 04/15/2018(d),(e)	3,000	3,022
Time Warner Cable Inc			Pharmaceuticals - 0.92%
			AbbVie Inc
4.00%, 09/01/2021	2,000	1,990	2.90%, 11/06/2022	13,750	13,594
4.13%, 02/15/2021	2,000	1,995
5.00%, 02/01/2020	2,000	2,112	Actavis Funding SCS
			3.45%, 03/15/2022	5,000	5,080
6.55%, 05/01/2037	6,000	6,213	3.80%, 03/15/2025	10,000	10,108
6.75%, 06/15/2039	5,500	5,786
7.30%, 07/01/2038	7,750	8,585			$28,782
		$67,110	Pipelines - 2.44%
			Buckeye Partners LP
Mining - 0.59%			4.15%, 07/01/2023	10,000	9,944
Glencore Canada Corp
6.00%, 10/15/2015	12,000	12,257	4.35%, 10/15/2024	7,500	7,508
Glencore Finance Canada Ltd			El Paso Natural Gas Co LLC
4.25%, 10/25/2022(d),(e)	2,000	2,045	7.50%, 11/15/2026	9,500	11,822
4.95%, 11/15/2021(e)	4,000	4,314	Express Pipeline LLC
			7.39%, 12/31/2019(e)	4,458	4,712
		$18,616	Southeast Supply Header LLC
			4.25%, 06/15/2024(e)	14,000	14,232
Office & Business Equipment - 0.02%
CDW LLC / CDW Finance Corp			Southern Natural Gas Co LLC
5.50%, 12/01/2024	500	531	8.00%, 03/01/2032	4,000	4,897
			Tennessee Gas Pipeline Co LLC
			8.38%, 06/15/2032	2,000	2,521
Oil & Gas - 5.25%			TransCanada PipeLines Ltd
BG Energy Capital PLC			0.95%, 06/30/2016(d)	5,000	5,014
2.88%, 10/15/2016(e)	2,000	2,051
4.00%, 10/15/2021(e)	11,500	12,419	6.10%, 06/01/2040	5,000	6,186
			7.25%, 08/15/2038	7,000	9,557
BP Capital Markets PLC					$76,393
2.50%, 11/06/2022	3,000	2,930
3.25%, 05/06/2022	4,000	4,135	REITS- 6.89%
4.75%, 03/10/2019	14,000	15,483	Alexandria Real Estate Equities Inc
Helmerich & Payne International Drilling Co			3.90%, 06/15/2023	4,000	4,079
4.65%, 03/15/2025(e)	5,000	5,259	4.60%, 04/01/2022	20,500	21,927
Linn Energy LLC / Linn Energy Finance			BioMed Realty LP
Corp			3.85%, 04/15/2016	6,000	6,139
6.50%, 05/15/2019	16,000	13,960	4.25%, 07/15/2022	8,000	8,319
Nabors Industries Inc			6.13%, 04/15/2020	8,000	9,166
5.00%, 09/15/2020	14,000	14,268	CubeSmart LP
5.10%, 09/15/2023	5,000	5,011	4.38%, 12/15/2023	8,000	8,548
Petro-Canada			4.80%, 07/15/2022	9,000	9,863
9.25%, 10/15/2021	8,500	11,507	Duke Realty LP
Phillips 66			3.88%, 10/15/2022	3,000	3,116
4.30%, 04/01/2022	9,000	9,779	4.38%, 06/15/2022	4,000	4,263
Rowan Cos Inc			HCP Inc
4.88%, 06/01/2022	8,000	7,773	2.63%, 02/01/2020	5,000	5,024
5.00%, 09/01/2017	14,000	14,542	3.75%, 02/01/2019	5,000	5,253
Tesoro Corp			5.38%, 02/01/2021	3,000	3,374
5.38%, 10/01/2022	8,750	9,144	7.07%, 06/08/2015	2,250	2,263
W&T Offshore Inc			Health Care REIT Inc
8.50%, 06/15/2019	25,250	18,054	3.75%, 03/15/2023	3,000	3,076
Whiting Petroleum Corp			4.50%, 01/15/2024	5,000	5,348
5.75%, 03/15/2021	18,000	18,259	4.95%, 01/15/2021	3,000	3,332
		$164,574	6.13%, 04/15/2020	2,000	2,321
			6.20%, 06/01/2016	3,000	3,164
Oil & Gas Services - 1.59%			Healthcare Realty Trust Inc
Exterran Partners LP / EXLP Finance Corp			3.88%, 05/01/2025	5,000	4,971
6.00%, 04/01/2021	24,000	23,520	5.75%, 01/15/2021	4,000	4,513
Weatherford International Ltd/Bermuda			6.50%, 01/17/2017	12,500	13,638
4.50%, 04/15/2022	12,750	12,256	Hospitality Properties Trust
5.13%, 09/15/2020	14,000	14,184	4.50%, 06/15/2023	5,000	5,118
		$49,960	4.65%, 03/15/2024	5,000	5,138
Other Asset Backed Securities - 1.26%			5.00%, 08/15/2022	14,000	14,917
Drug Royalty II LP 2			Kimco Realty Corp
3.48%, 07/15/2023(d),(e)	16,320	16,578	6.88%, 10/01/2019	12,000	14,181
PFS Financing Corp			Nationwide Health Properties Inc
0.73%, 02/15/2018(d),(e)	14,000	14,001	6.00%, 05/20/2015	12,000	12,026
0.83%, 04/15/2020(d),(e)	9,000	8,994	Simon Property Group LP
		$39,573	2.75%, 02/01/2023	7,000	6,906
			4.38%, 03/01/2021	3,000	3,310
			10.35%, 04/01/2019	9,000	11,606

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
REITS (continued)
Ventas Realty LP / Ventas Capital Corp			(continued)
			3.00%, 10/01/2042	$14,596	$14,863
3.25%, 08/15/2022	$8,000	$7,982	3.00%, 11/01/2042	14,289	14,551
4.00%, 04/30/2019	3,000	3,198	3.50%, 10/01/2041	8,339	8,741
		$216,079	3.50%, 04/01/2042	11,088	11,625
Savings & Loans - 0.32%			3.50%, 04/01/2042	10,550	11,059
First Niagara Financial Group Inc			4.00%, 04/01/2039	6,501	7,096
7.25%, 12/15/2021	9,000	10,055	4.50%, 08/01/2033	925	1,009
			4.50%, 08/01/2033	2,062	2,250
			4.50%, 08/01/2033	1,785	1,948
Software - 1.36%			4.50%, 05/01/2039	4,786	5,206
Oracle Corp			4.50%, 06/01/2039	4,080	4,527
2.50%, 05/15/2022(f)	24,000	23,853
2.95%, 05/15/2025(f)	19,000	18,811	4.50%, 07/01/2039	10,247	11,335
			4.50%, 12/01/2040	10,032	10,945
		$42,664	4.50%, 10/01/2041	13,802	15,039
Storage & Warehousing - 0.09%			5.00%, 08/01/2035	1,536	1,694
Mobile Mini Inc			5.00%, 11/01/2035	1,761	1,963
7.88%, 12/01/2020	2,750	2,887	5.00%, 10/01/2038	2,923	3,202
			5.00%, 08/01/2039	6,813	7,630
			5.50%, 11/01/2017	333	349
Telecommunications - 0.69%			5.50%, 01/01/2018	65	69
Qwest Corp			5.50%, 05/01/2031	332	376
6.75%, 12/01/2021	19,000	21,803	5.50%, 06/01/2035	1,032	1,164
			5.50%, 01/01/2036	1,846	2,098
Transportation - 0.85%			5.50%, 04/01/2036	1,855	2,113
Navios Maritime Holdings Inc / Navios			6.00%, 03/01/2031	75	86
Maritime Finance II US Inc			6.00%, 05/01/2032	254	292
7.38%, 01/15/2022(e)	14,000	12,880	6.00%, 06/01/2038	831	949
Trailer Bridge Inc			6.50%, 01/01/2029	76	87
0.00%, 11/15/2015(a),(b),(c)	12,000	—	6.50%, 05/01/2029	129	148
16.00%, 03/31/2017 (b),(c),(d)	14,436	13,811	6.50%, 06/01/2029	135	159
		$26,691	6.50%, 06/01/2029	66	78
			6.50%, 08/01/2029	73	84
Trucking & Leasing - 0.73%			7.00%, 01/01/2032	62	64
Penske TruckLeasing Co Lp / PTL Finance					$156,931
Corp
3.75%, 05/11/2017(e)	22,000	22,931	Federal National Mortgage Association (FNMA) - 15.24%
			3.00%, 03/01/2042	11,111	11,340
TOTAL BONDS		$1,906,008	3.00%, 03/01/2042	11,347	11,583
	Principal		3.00%, 05/01/2042	12,870	13,137
CONVERTIBLE BONDS - 1.05%	Amount (000's) Value (000's)		3.00%, 06/01/2042	11,858	12,103
			3.00%, 06/01/2042	12,091	12,341
Automobile Parts & Equipment - 0.71%			3.50%, 12/01/2040	8,795	9,234
Meritor Inc			3.50%, 01/01/2041	7,093	7,446
7.88%, 03/01/2026	14,500	22,185	3.50%, 01/01/2041	7,485	7,858
			3.50%, 12/01/2041	6,621	6,950
Pharmaceuticals - 0.34%			3.50%, 01/01/2042	9,534	10,047
Omnicare Inc			3.50%, 03/01/2042	10,507	11,023
3.25%, 12/15/2035	3,720	4,445	3.50%, 04/01/2042	13,339	13,992
3.50%, 02/15/2044	4,622	6,211	3.50%, 02/01/2043	16,527	17,423
		$10,656	3.50%, 06/01/2043	16,136	17,011
TOTAL CONVERTIBLE BONDS		$32,841	4.00%, 03/01/2039	5,036	5,379
			4.00%, 08/01/2040	5,041	5,403
SENIOR FLOATING RATE INTERESTS - Principal			4.00%, 09/01/2040	9,552	10,335
0.63%	Amount (000's) Value (000's)		4.00%, 11/01/2040	6,100	6,536
Oil & Gas - 0.29%			4.00%, 11/01/2040	3,831	4,109
Drillships Financing Holding Inc, Term Loan			4.00%, 10/01/2041	6,273	6,726
B1			4.00%, 10/01/2041	8,150	8,741
6.00%, 03/31/2021(d)	$9,688	$7,827	4.00%, 11/01/2041	17,503	18,709
Drillships Ocean Ventures Inc, Term Loan B			4.00%, 04/01/2042	11,138	11,945
5.50%, 07/16/2021(d)	1,489	1,287	4.00%, 08/01/2043	17,745	19,197
		$9,114	4.00%, 08/01/2043	15,719	16,997
			4.00%, 11/01/2043	17,549	19,034
Transportation - 0.34%			4.00%, 11/01/2043	15,497	16,691
Trailer Bridge Inc, Term Loan			4.00%, 01/01/2044	16,346	17,608
10.00%, 04/02/2016 (b),(c),(d)	10,650	10,650	4.00%, 02/01/2044	17,360	18,788
			4.00%, 09/01/2044	15,620	16,703
TOTAL SENIOR FLOATING RATE INTERESTS		$19,764	4.50%, 06/01/2039	2,652	2,888
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 08/01/2039	3,497	3,871
AGENCY OBLIGATIONS - 33.19%	Amount (000's) Value (000's)		4.50%, 05/01/2040	4,903	5,384
Federal Home Loan Mortgage Corporation (FHLMC) -			4.50%, 10/01/2040	12,184	13,314
5.00%			4.50%, 12/01/2040	12,459	13,683
3.00%, 10/01/2042	$13,878	$14,132	4.50%, 08/01/2041	15,811	17,272

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Portfolio Summary (unaudited)
4.50%, 10/01/2043	$15,282	$16,649	Sector	Percent
4.50%, 05/01/2044	14,648	16,053	Mortgage Securities	20.26%
5.00%, 01/01/2018	272	285	Financial	19.59%
5.00%, 10/01/2032	497	555	Government	12.93%
5.00%, 08/01/2035	3,397	3,787	Energy	9.57%
5.00%, 04/01/2039	1,689	1,897	Consumer, Non-cyclical	6.17%
5.00%, 12/01/2039	2,404	2,676	Utilities	6.16%
5.00%, 04/01/2040	4,956	5,569	Asset Backed Securities	4.97%
5.00%, 06/01/2040	4,452	5,006	Exchange Traded Funds	4.92%
5.50%, 03/01/2033	377	429	Industrial	4.33%
5.50%, 02/01/2035	3,378	3,868	Basic Materials	3.65%
6.00%, 04/01/2032	136	157	Consumer, Cyclical	3.34%
6.50%, 09/01/2028	52	60	Communications	2.89%
6.50%, 11/01/2028	35	41	Technology	1.78%
6.50%, 05/01/2031	26	30	Liabilities in Excess of Other Assets, Net	(0.56)%
6.50%, 05/01/2032	244	285	TOTAL NET ASSETS	100.00%
7.00%, 01/01/2030	5	5
		$478,153
Government National Mortgage Association (GNMA) -
0.02%
6.00%, 05/20/2032(d)	503	582
7.00%, 06/20/2031	100	123
		$705

U.S. Treasury - 12.93%
0.25%, 07/15/2015	15,000	15,006
0.63%, 12/15/2016	15,000	15,031
0.75%, 10/31/2017	15,000	14,988
0.88%, 02/28/2017	15,000	15,089
1.25%, 10/31/2019	15,000	14,927
1.38%, 11/30/2018	15,000	15,132
1.63%, 04/30/2019	15,000	15,218
1.63%, 07/31/2019	15,000	15,192
1.63%, 11/15/2022	15,000	14,760
1.75%, 05/31/2016	15,000	15,232
1.75%, 05/15/2022	15,000	14,949
1.75%, 05/15/2023	15,000	14,808
2.00%, 11/15/2021	15,000	15,231
2.38%, 05/31/2018	15,000	15,643
2.50%, 05/15/2024	15,000	15,618
2.63%, 11/15/2020	15,000	15,826
2.75%, 11/15/2023	15,000	15,953
2.88%, 05/15/2043	15,000	15,369
3.00%, 11/15/2044	15,000	15,784
3.13%, 05/15/2021	15,000	16,246
3.13%, 08/15/2044	15,000	16,154
3.38%, 05/15/2044	15,000	16,910
3.50%, 02/15/2039	15,000	17,159
3.63%, 02/15/2044	15,000	17,668
3.75%, 11/15/2043	10,000	12,034
4.38%, 02/15/2038	15,000	19,507
		$405,434
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,041,223
Total Investments		$3,154,150
Liabilities in Excess of Other Assets, Net - (0.56)%		$(17,566)
TOTAL NET ASSETS - 100.00%		$3,136,584

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $24,466 or 0.78% of net assets.
(c)	Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at April 30, 2015.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $327,661 or 10.45% of net assets.
(f)	Security purchased on a when-issued basis.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 6.17%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.17%
BlackRock Liquidity Funds FedFund Portfolio	95,967,667	$95,968	Other Asset Backed Securities (continued)
			Asset-Backed Pass-Through Certificates
TOTAL INVESTMENT COMPANIES		$95,968	Series 2004-R2
			0.79%, 04/25/2034(b)		$174	$171
	Principal
BONDS- 6.52%	Amount (000's) Value (000's)		Countrywide Asset-Backed Certificates
			1.31%, 12/25/2032(b)		44	41
Banks- 0.01%			Fannie Mae Grantor Trust 2004-T9
HSBC USA Capital Trust I			0.45%, 04/25/2035(b)		18	18
7.81%, 12/15/2026(a)	$100	$100	Fannie Mae REMIC Trust 2003-W16
			0.48%, 11/25/2033(b)		1	2
Home Equity Asset Backed Securities - 0.00%			Long Beach Mortgage Loan Trust 2004-2
New Century Home Equity Loan Trust 2005-			0.97%, 06/25/2034(b)		109	105
1						$350
0.76%, 03/25/2035(b)	55	55
			Sovereign - 6.13%
Option One Mortgage Loan Trust 2005-1			Bundesrepublik Deutschland Bundesobligation
1.68%, 02/25/2035(b)	23	2
			Inflation Linked Bond
		$57	0.75%, 04/15/2018	EUR	3,707	4,379
Mortgage Backed Securities - 0.36%			Deutsche Bundesrepublik Inflation Linked
Alternative Loan Trust 2007-OA7			Bond
0.39%, 05/25/2047(b)	1,405	622	1.50%, 04/15/2016		15,896	18,208
Bear Stearns ALT-A Trust 2007-2			Italy Buoni Poliennali Del Tesoro
0.35%, 04/25/2037(b)	554	396	2.10%, 09/15/2016		4,375	5,114
CD 2007-CD4 Commercial Mortgage Trust			2.35%, 09/15/2024(a)		14,420	19,296
0.55%, 12/11/2049(a),(b)	5,505	31	2.55%, 09/15/2041		1,729	2,618
ChaseMortgageFinanceTrust Series2007-			2.60%, 09/15/2023		1,061	1,431
A2			Japanese Government CPI Linked Bond
2.60%, 07/25/2037(b)	123	122	0.10%, 09/10/2024	JPY	1,664,278	15,227
Commercial Mortgage Trust 2007-GG9			Mexican Udibonos
0.42%, 03/10/2039(a),(b)	38,793	163	4.00%, 06/13/2019	MXN	196,701	13,723
Fannie Mae REMIC Trust 2004-W5			New Zealand Government Bond
0.63%, 02/25/2047(b)	39	40	3.07%, 09/20/2030(b)	NZD	17,020	15,298
Fannie Mae REMIC Trust 2005-W2						$95,294
0.38%, 05/25/2035(b)	29	28	TOTAL BONDS			$101,335
Freddie Mac REMICS			U.S. GOVERNMENT & GOVERNMENT	Principal
0.58%, 09/15/2033(b)	37	37	AGENCY OBLIGATIONS - 90.51%	Amount (000's) Value (000's)
0.63%, 06/15/2023(b)	4	4
			U.S. Treasury - 0.98%
G-FORCE 2005-RR2 LLC
0.48%, 12/25/2039 (a),(b),(c)	363	342	1.63%, 07/31/2019		$15,000	$15,192
Ginnie Mae
0.53%, 10/20/2031(b)	4	4	U.S. Treasury Inflation-Indexed Obligations - 89.53%
0.71%, 03/16/2047(b)	877	25	0.13%, 04/15/2016		42,746	43,271
HomeBanc Mortgage Trust 2005-5			0.13%, 04/15/2017		70,228	71,726
0.52%, 01/25/2036(b)	522	453	0.13%, 04/15/2018		70,530	72,211
Impac CMB Trust Series 2004-5			0.13%, 04/15/2019		94,282	96,440
2.51%, 10/25/2034(b)	34	26	0.13%, 04/15/2020		24,476	24,977
Impac CMB Trust Series 2004-6			0.13%, 01/15/2022		54,951	55,595
1.16%, 10/25/2034(b)	21	20	0.13%, 07/15/2022		17,015	17,278
Impac CMB Trust Series 2005-1			0.13%, 01/15/2023		62,195	62,710
0.80%, 04/25/2035(b)	152	135	0.13%, 07/15/2024		89,843	90,348
Impac CMB Trust Series 2005-5			0.25%, 01/15/2025		54,921	55,625
0.95%, 08/25/2035(b)	31	17	0.38%, 07/15/2023		20,535	21,153
Impac CMB Trust Series 2007-A			0.63%, 07/15/2021		10,645	11,188
0.43%, 05/25/2037(a),(b)	671	644	0.63%, 01/15/2024		90,856	95,158
JP Morgan Alternative Loan Trust 2007-A1			0.63%, 02/15/2043		28,321	27,424
0.33%, 03/25/2037(b)	732	682	0.75%, 02/15/2042		27,269	27,269
Merrill Lynch Alternative Note Asset Trust			0.75%, 02/15/2045		47,097	47,296
Series 2007-A3			1.13%, 01/15/2021		86,103	92,641
0.39%, 04/25/2037(b)	2,706	1,554	1.25%, 07/15/2020		17,463	18,992
ML-CFC Commercial Mortgage Trust 2006-			1.38%, 07/15/2018		6,917	7,420
3			1.38%, 01/15/2020		25,773	27,935
0.91%, 07/12/2046(a),(b)	12,454	103	1.38%, 02/15/2044		57,375	66,649
WaMu Mortgage Pass-Through Certificates			1.75%, 01/15/2028		27,232	31,931
Series 2005-AR2 Trust			2.00%, 01/15/2026		19,525	23,200
0.55%, 01/25/2045(b)	84	76	2.13%, 02/15/2040		18,287	24,203
WaMu Mortgage Pass-Through Certificates			2.13%, 02/15/2041		14,067	18,779
Series 2006-AR9 Trust			2.38%, 01/15/2025		71,703	87,197
0.40%, 08/25/2046(b)	74	10	2.38%, 01/15/2027		20,724	25,631
		$5,534	2.50%, 07/15/2016		19,447	20,428
			2.50%, 01/15/2029		34,454	44,037
Other Asset Backed Securities - 0.02%			3.38%, 04/15/2032		2,619	3,844
Argent Securities Trust 2006-W3			3.63%, 04/15/2028		26,884	37,938
0.30%, 04/25/2036(b)	32	13

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029(d)	$28,385	$41,695
		$1,392,189
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,407,381
TOTAL PURCHASED OPTIONS - 0.07%		$1,070
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$10
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.09%		$1,449
Total Investments		$1,607,213
Liabilities in Excess of Other Assets, Net - (3.36)%		$(52,317)
TOTAL NET ASSETS - 100.00%		$1,554,896

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,679 or 1.33% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2015.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $342 or 0.02% of net assets.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,964 or 0.25% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			96.64%
Exchange Traded Funds			6.17%
Mortgage Securities			0.36%
Purchased Interest Rate Swaptions			0.09%
Purchased Options			0.07%
Asset Backed Securities			0.02%
Financial			0.01%
Purchased Capped Options			0.00%
Liabilities in Excess of Other Assets, Net			(3.36)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	06/16/2015	CAD	1,329,203	$1,085	$1,101	$16	$—
BNP Paribas	06/16/2015	CAD	9,263,921	7,617	7,675	58	—
Citigroup Inc	06/16/2015	CAD	5,515,891	4,500	4,570	70	—
Deutsche Bank AG	05/14/2015	GBP	2,245,000	3,447	3,446	—	(1)
Deutsche Bank AG	06/15/2015	MXN	113,335,870	7,465	7,366	—	(99)
Deutsche Bank AG	06/16/2015	CAD	5,807,374	4,797	4,811	14	—
UBS AG	06/16/2015	CAD	1,709,204	1,394	1,416	22	—
Total						$180	$(100)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/07/2015	JPY	882,954,500	$7,364	$7,395	$—	$(31)
Barclays Bank PLC	07/21/2015	MXN	216,546,000	14,434	14,038	396	—
BNP Paribas	06/16/2015	CAD	7,686,899	6,400	6,368	32	—
Citigroup Inc	05/05/2015	EUR	3,935,000	4,375	4,418	—	(43)
Citigroup Inc	06/16/2015	CAD	16,440,458	13,570	13,621	—	(51)
Deutsche Bank AG	05/05/2015	EUR	2,505,000	2,783	2,813	—	(30)
Deutsche Bank AG	05/14/2015	GBP	3,815,000	5,911	5,855	56	—
Deutsche Bank AG	06/16/2015	CAD	19,457,490	16,025	16,120	5	(100)
INTL FCStone	05/05/2015	EUR	20,165,000	22,260	22,642	—	(382)
JP Morgan Chase	07/21/2015	NZD	19,060,000	14,205	14,431	—	(226)
RBC Dominion Securities	05/07/2015	EUR	355,000	382	399	—	(17)
Sanford C. Bernstein	05/05/2015	EUR	4,650,000	5,104	5,221	—	(117)
Standard Chartered Bank, Hong Kong	05/07/2015	EUR	175,000	189	196	—	(7)
UBS AG	05/05/2015	EUR	39,140,000	43,538	43,949	—	(411)
UBS AG	05/07/2015	EUR	46,440,000	49,988	52,146	—	(2,158)
UBS AG	05/07/2015	JPY	882,954,500	7,368	7,395	—	(27)

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
UBS AG		06/03/2015	JPY	1,765,909,000	$14,856	$14,797	$59			$—
UBS AG		06/16/2015	CAD	3,153,357	2,625	2,613	12			—
Total							$560		$(3,600)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
90 Day Eurodollar; December 2015			Long	24	$5,947	$	5,963			$16
90 Day Eurodollar; December 2017			Short	953	233,438		233,592			(154)
Euro Bund 10 Year Bund; June 2015			Long	23	4,090		4,047			(43)
Euro Buxl 30 Year Bond; June 2015			Short	44	8,893		8,333			560
Euro-Bobl 5 Year; June 2015			Long	235	34,227		33,987			(240)
Euro-BTP; June 2015			Short	81	12,779		12,586			193
Japan 10 Year Bond TSE; June 2015			Short	48	59,048		59,453			(405)
US 10 Year Note; June 2015			Long	492	63,608		63,161			(447)
US 2 Year Note; June 2015			Long	167	36,463		36,617			154
US 5 Year Note; June 2015			Short	638	76,950		76,645			305
US Long Bond; June 2015			Long	160	26,227		25,535			(692)
US Ultra Bond; June 2015			Short	384	64,016		63,168			848
Total							$			95

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	$20,405	$—	$(48)	$	— $	(48)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	20,405	—	(89)		—	(89)
	Consumers
	NAS(CPURNSA)
Total						$—	$(137)	$	— $	(137)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	0.48%	08/08/2015	$49,700	$—	$(27)			$(27)
	3 Month LIBOR	Receive	2.22%	08/09/2020	21,200	1	(636)			(635)
	3 Month LIBOR	Receive	2.62%	07/02/2024	13,300	—	(626)			(626)
	3 Month LIBOR	Receive	3.06%	02/15/2040	3,000	—	(327)			(327)
	3 Month LIBOR	Receive	3.05%	02/15/2040	3,200	—	(337)			(337)
	3 Month LIBOR	Pay	2.26%	03/09/2025	13,200	—	167			167
	3 Month LIBOR	Pay	2.33%	03/11/2025	6,600	—	128			128
	3 Month LIBOR	Pay	2.17%	03/19/2025	5,100	—	22			22
	3 Month LIBOR	Receive	2.38%	04/24/2045	1,785	—	58			58
	3 Month LIBOR	Receive	2.39%	04/24/2045	1,785	—	54			54
	3 Month LIBOR	Receive	2.42%	04/24/2045	1,705	—	39			39
	3 Month LIBOR	Receive	2.42%	04/24/2045	1,825	—	43			43
Total						$1	$(1,442)		$(1,441)

Amounts in thousands

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
April 30, 2015 (unaudited)

Interest Rate Swaptions

				Pay/
				Receive					Upfront
Purchased Swaptions			Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 30 Year Interest Barclays Bank PLC			3 Month	Pay	3.00% 11/22/2017 $			4,900	$344	$661	$317
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.85% 09/07/2015			27,100	246	59	(187)
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.85% 09/07/2015			54,200	436	118	(318)
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.85% 09/17/2015			27,000	160	71	(89)
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.75% 01/18/2016			35,800	309	382	73
Rate Swap			LIBOR
Put - 30 Year Interest Barclays Bank PLC			3 Month	Receive	4.00% 11/22/2017			6,900	313	158	(155)
Rate Swap			LIBOR
Total									$1,808	$1,449	$(359)

				Pay/
				Receive					Upfront
Written Swaptions			Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.10%	03/07/2017		$17,600	$(391)	$ (445) $	(54)
Rate Swap			LIBOR
Call - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.10%	03/07/2017		8,800	(168)	(222)	(54)
Rate Swap			LIBOR
Call - 10 Year Interest Barclays Bank PLC			3 Month	Receive	2.10%	03/17/2017		8,800	(223)	(223)	—
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Pay	3.10%	03/07/2017		17,600	(496)	(384)	112
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Pay	3.10%	03/17/2017		8,800	(222)	(196)	26
Rate Swap			LIBOR
Put - 10 Year Interest Barclays Bank PLC			3 Month	Pay	3.10%	03/07/2017		8,800	(258)	(192)	66
Rate Swap			LIBOR
Total									$(1,758)	$ (1,662)	$ 96

Amounts in thousands

Options

								Upfront Premiums			Unrealized
Purchased Options Outstanding			Exercise Price	Expiration Date		Contracts		Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus USD		GBP	1.55	05/13/2015		20,347,500	$	83		$171	$88
Call - USD versus CAD			$1.21	06/16/2015		37,745,000		175		615	440
Put - 90 Day Eurodollar Future			$98.50	06/12/2015		1,320		248		9	(239)
Put - 90 Day Eurodollar Future			$98.75	07/13/2015		922		195		225	30
Put - EUR versus USD		EUR	1.08	05/12/2015		69,930,000		151		40	(111)
Put - GBP versus USD		GBP	1.46	05/13/2015		20,347,500		83		10	(73)
Total							$	935		$1,070	$135

								Upfront Premiums			Unrealized
Written Options Outstanding			Exercise Price	Expiration Date		Contracts		Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - EUR versus USD		EUR	1.15	08/03/2015		13,775,000	$	(161)		$(200)	$(39)
Total							$	(161)		$(200)	$(39)

Amounts in thousands except contracts

Purchased Capped Options

									Upfront
	Counterparty		Strike		Expiration		Notional		Premiums		Unrealized
Description	(Issuer)		Index	Exercise Index	Date		Amount		Paid/(Received)	Fair Value	Appreciation/(Depreciation )
Floor - Eurostat	Barclays Bank PLC		15%	Max(0, 0% -	11/19/2015			EUR 8,015	$16	$10	$(6)
Eurozone HICP ex				CPTFEMU)
Tobacco NSA
Total								$	16	$10	$(6)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 94.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.80%			Computers (continued)
Multiplus SA	372,200	$4,101	Tata Consultancy Services Ltd	184,145	$7,131
Smiles SA	563,870	9,676			$28,761
		$13,777
			Cosmetics & Personal Care - 1.04%
			Amorepacific Corp (b)	4,943	17,909
Agriculture - 0.96%
British American Tobacco Malaysia Bhd	17,900	336
Bunge Ltd	74,380	6,424	Diversified Financial Services - 4.88%
KT&G Corp	109,023	9,655	Far East Horizon Ltd	5,680,000	5,998
		$16,415	Fubon Financial Holding Co Ltd	13,203,000	28,394
Airlines - 1.88%			KB Financial Group Inc	523,872	19,978
Air China Ltd	10,890,000	13,135	Mega Financial Holding Co Ltd	23,451,691	20,859
Korean Air Lines Co Ltd (a)	296,266	12,644	Rural Electrification Corp Ltd	1,604,599	7,863
Turk Hava Yollari AO (a)	1,971,356	6,539	Shinhan Financial Group Co Ltd	16,076	665
		$32,318			$83,757

Apparel - 0.34%			Electric - 4.46%
Feng TAY Enterprise Co Ltd	941,160	5,808	China Power International Development Ltd	10,289,000	6,633
			Huadian Power International Corp Ltd	16,615,631	18,396
			Huaneng Power International Inc	5,904,000	8,373
Automobile Manufacturers - 3.56%			JSW Energy Ltd	4,187,705	7,535
Ashok Leyland Ltd	8,525,482	9,319	Korea Electric Power Corp	475,052	20,657
Brilliance China Automotive Holdings Ltd	2,592,000	4,864	Tenaga Nasional BHD	3,728,010	15,004
Hyundai Motor Co	73,678	11,563			$76,598
Kia Motors Corp	163,808	7,549
Maruti Suzuki India Ltd (b)	203,827	12,050	Electronics - 2.08%
Tata Motors Ltd ADR	381,234	15,703	Hon Hai Precision Industry Co Ltd	4,458,684	13,360
		$61,048	Hu Lane Associate Inc	1,637,000	8,297
			Pegatron Corp	2,908,000	8,615
Banks - 14.74%			Zhen Ding Technology Holding Ltd	1,571,000	5,469
Abu Dhabi Commercial Bank PJSC	3,245,106	6,545			$35,741
Axis Bank Ltd (b)	1,238,442	11,108
Banco de Chile	80,630,721	9,267	Engineering & Construction - 2.36%
Bangkok Bank PCL	165,721	930	China Railway Group Ltd	5,158,000	7,239
Bank Negara Indonesia Persero Tbk PT	15,119,100	7,461	Grupo Aeroportuario del Pacifico SAB de CV	1,445,600	10,273
Bank of China Ltd	50,706,113	34,744	Grupo Aeroportuario del Sureste SAB de CV	958,026	13,554
Barclays Africa Group Ltd	969,252	15,525	Promotora y Operadora de Infraestructura	818,908	9,394
BDO Unibank Inc	2,013,850	4,925	SAB de CV (a)
China Construction Bank Corp	26,796,722	26,012			$40,460
China Merchants Bank Co Ltd	3,095,500	9,292
			Food - 3.07%
Credicorp Ltd	44,295	6,757	Gruma SAB de CV	1,222,500	14,727
FirstRand Ltd	4,888,813	23,354	Indofood Sukses Makmur Tbk PT	13,860,500	7,194
Grupo Financiero Inbursa SAB de CV	4,140,400	9,891	JBS SA	2,643,329	13,476
Industrial & Commercial Bank of China Ltd	26,274,000	22,792	Thai Union Frozen Products PCL (b)	10,830,500	6,702
Industrial Bank of Korea	988,534	13,582	Universal Robina Corp	2,152,560	10,497
Kasikornbank PCL	1,795,600	11,400
Malayan Banking Bhd	2,328,300	6,017			$52,596
Qatar National Bank SAQ	133,918	7,265	Healthcare - Services - 0.43%
Turkiye Is Bankasi	4,040,456	9,085	Netcare Ltd	2,109,648	7,380
Yes Bank Ltd	1,291,987	17,043
		$252,995
			Home Furnishings - 0.00%
Beverages - 0.40%			Steinhoff International Holdings Ltd	1	—
Arca Continental SAB de CV	1,024,700	6,286
Thai Beverage PCL	920,000	496
			Insurance - 5.95%
		$6,782	BB Seguridade Participacoes SA	1,285,480	14,822
Chemicals - 1.39%			China Life Insurance Co Ltd	1,826,000	8,862
Kumho Petrochemical Co Ltd	61,669	4,939	China Taiping Insurance Holdings Co Ltd (a)	2,127,800	7,905
LG Hausys Ltd	44,261	6,880	PICC Property & Casualty Co Ltd	6,272,460	13,897
UPL Ltd	1,560,508	12,043	Ping An Insurance Group Co of China Ltd	2,172,000	31,062
		$23,862	Powszechny Zaklad Ubezpieczen SA	117,710	15,352
			Sanlam Ltd	1,578,266	10,208
Coal - 0.02%					$102,108
China Shenhua Energy Co Ltd	147,000	382
			Internet - 4.54%
			Alibaba Group Holding Ltd ADR(a)	62,297	5,064
Commercial Services - 1.38%			Com2uSCorp (a)	29,076	4,902
Cielo SA	794,800	10,934	Tencent Holdings Ltd	2,609,000	53,847
TAL Education Group ADR(a)	159,858	5,875	Vipshop Holdings Ltd ADR(a)	496,817	14,055
Zhejiang Expressway Co Ltd	4,364,000	6,931			$77,868
		$23,740
			Iron & Steel - 0.54%
Computers - 1.68%			Hyundai Steel Co	127,165	9,295
Infosys Ltd ADR	215,316	6,670
Lenovo Group Ltd	8,700,000	14,960

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Leisure Products & Services - 0.38%			Telecommunications (continued)
Merida Industry Co Ltd	874,000	$6,548	DiGi.Com Bhd	5,200,900		$8,768
			MTN Group Ltd	1,052,425		21,131
			SK Telecom Co Ltd	64,565		17,302
Machinery - Construction & Mining - 0.41%
Doosan Infracore Co Ltd (a)	629,269	6,955	Taiwan Mobile Co Ltd	2,218,000		7,814
			Telekom Malaysia Bhd	4,034,700		8,378
			Telekomunikasi Indonesia Persero Tbk PT	40,852,700		8,216
Media - 1.76%						$169,694
Naspers Ltd	192,299	30,169	TOTAL COMMON STOCKS			$1,624,885
			INVESTMENT COMPANIES - 1.30%	Shares Held	Value(000	's)

Metal Fabrication & Hardware - 1.70%			Publicly Traded Investment Fund - 1.30%
Bharat Forge Ltd	459,969	9,068	Goldman Sachs Financial Square Funds -	22,319,508		22,320
Hyosung Corp	181,631	20,090	Government Fund
		$29,158

Mining - 0.89%			TOTAL INVESTMENT COMPANIES			$22,320
KGHM Polska Miedz SA	313,126	10,979	PREFERRED STOCKS - 3.88%	Shares Held	Value(000	's)
MMC Norilsk Nickel OJSC ADR	226,920	4,275	Banks - 2.65%
		$15,254	Banco Bradesco SA	1,271,400		13,579
Miscellaneous Manufacturing - 0.86%			Itau Unibanco Holding SA	2,485,083		31,829
Largan Precision Co Ltd	148,000	14,830				$45,408
			Media - 0.04%
Oil & Gas - 5.87%			Zee Entertainment Enterprises Ltd	53,971,932		706
China Petroleum & Chemical Corp	6,379,978	6,021
CNOOC Ltd	8,441,000	14,394	Oil & Gas - 0.65%
Cosan SA Industria e Comercio	900,400	8,678	Petroleo Brasileiro SA (a)	2,566,900		11,118
Gazprom OAO ADR	1,659,755	9,724
Hindustan Petroleum Corp Ltd	841,209	8,266
Lukoil OAO ADR	519,329	26,567	Telecommunications - 0.54%
PetroChina Co Ltd	13,412,000	17,298	Telefonica Brasil SA	561,659		9,218
Tatneft OAO ADR	282,540	9,692
		$100,640	TOTAL PREFERRED STOCKS			$66,450
			Total Investments			$1,713,655
Pharmaceuticals - 1.06%			Other Assets in Excess of Liabilities, Net - 0.12%			$2,272
Aurobindo Pharma Ltd	898,749	18,167	TOTAL NET ASSETS - 100.00%			$1,715,927

Real Estate - 1.60%
China Vanke Co Ltd (a)	4,765,100	12,618	(a) Non-Income Producing Security
Emlak Konut Gayrimenkul Yatirim Ortakligi	7,835,490	9,051	(b)		Fair value of these investments is determined in good faith by the Manager
AS			under procedures established and periodically reviewed by the Board of
Shimao Property Holdings Ltd	2,472,000	5,820	Directors. At the end of the period, the fair value of these securities totaled
		$27,489	$47,769 or 2.78% of net assets.

REITS - 1.38%
Fibra Uno Administracion SA de CV	2,299,300	5,734
Growthpoint Properties Ltd	3,786,294	8,881	Portfolio Summary (unaudited)
Mexico Real Estate Management SA de CV (a)	5,983,100	9,055	Country			Percent
		$23,670	China			21.09%
			Korea, Republic Of			15.84%
Retail - 1.57%			Taiwan, Province Of China			12.61%
ANTA Sports Products Ltd	4,698,000	10,330	India			9.52%
Mr Price Group Ltd	391,561	8,360	Brazil			7.44%
Wal-Mart de Mexico SAB de CV	3,506,200	8,250	South Africa			7.29%
		$26,940	Mexico			5.64%
Semiconductors - 10.40%			Hong Kong			4.66%
Advanced Semiconductor Engineering Inc	7,157,000	10,149	Russian Federation			2.93%
Everlight Electronics Co Ltd	3,178,000	7,347	United States			2.55%
Samsung Electronics Co Ltd	54,942	72,076	Malaysia			2.24%
SK Hynix Inc	352,263	15,072	Poland			1.53%
Taiwan Semiconductor Manufacturing Co Ltd	13,613,685	65,540	Turkey			1.44%
Win Semiconductors Corp	6,349,000	8,231	Indonesia			1.34%
		$178,415	Thailand			1.13%
			Philippines			0.90%
Software - 0.43%			Chile			0.54%
HCL Technologies Ltd	530,787	7,356	Qatar			0.42%
			Peru			0.39%
			United Arab Emirates			0.38%
Telecommunications - 9.89%
America Movil SAB de CV ADR	450,350	9,408	Other Assets in Excess of Liabilities, Net			0.12%
Bharti Infratel Ltd	2,105,143	13,283	TOTAL NET ASSETS			100.00%
BYD Electronic International Co Ltd	3,032,000	4,567
China Mobile Ltd	3,408,093	48,679
China Telecom Corp Ltd	22,622,000	16,758
Chunghwa Telecom Co Ltd	1,670,000	5,390

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2015 (unaudited)

COMMON STOCKS - 94.67%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.50%			Diversified Financial Services (continued)
Teleperformance	25,000	$1,877	Mitsubishi UFJ Lease & Finance Co Ltd	325,400	$1,746
					$15,630

Aerospace & Defense - 1.22%			Electric - 1.24%
MTU Aero Engines AG	19,000	1,868	China Resources Power Holdings Co Ltd	792,600	2,391
Zodiac Aerospace	72,673	2,669	Huaneng Power International Inc	1,573,800	2,232
		$4,537			$4,623

Airlines - 0.47%			Electrical Components & Equipment - 0.53%
Japan Airlines Co Ltd	52,000	1,734	Brother Industries Ltd	125,000	1,989

Automobile Manufacturers - 6.76%			Electronics - 1.94%
Bayerische Motoren Werke AG	45,971	5,423	AAC Technologies Holdings Inc	395,300	2,087
Daimler AG	18,000	1,731	Fujitsu General Ltd	128,700	1,853
Fuji Heavy Industries Ltd	172,200	5,758	Japan Aviation Electronics Industry Ltd	137,000	3,291
Great Wall Motor Co Ltd	280,000	2,124			$7,231
Tata Motors Ltd ADR	126,600	5,215
Toyota Motor Corp	71,000	4,942	Food - 0.55%
		$25,193	SPAR Group Ltd/The	127,000	2,034

Automobile Parts & Equipment - 6.54%
			Forest Products & Paper - 1.00%
Bridgestone Corp	140,200	5,872	Mondi PLC	183,621	3,718
Continental AG	13,960	3,272
Koito Manufacturing Co Ltd	81,800	2,862
Linamar Corp	28,300	1,681	Hand & Machine Tools - 0.48%
Magna International Inc	101,800	5,130	KUKA AG	25,000	1,776
NOK Corp	101,800	3,199
Sumitomo Rubber Industries Ltd	128,000	2,373
			Healthcare - Products - 0.66%
		$24,389	Nihon Kohden Corp	93,400	2,454
Banks - 10.20%
Bank of China Ltd	10,232,600	7,011	Healthcare - Services - 0.59%
China CITIC Bank Corp Ltd	5,494,500	4,983	ICON PLC (b)	34,000	2,188
China Merchants Bank Co Ltd	2,372,100	7,120
China Minsheng Banking Corp Ltd	1,669,200	2,437
DNB ASA	253,176	4,498	Home Builders - 4.59%
Fukuoka Financial Group Inc	453,900	2,608	Barratt Developments PLC	558,037	4,427
Oversea-Chinese Banking Corp Ltd	530,000	4,268	Bellway PLC	69,950	2,127
Siam Commercial Bank PCL/The (a)	394,400	1,898	Berkeley Group Holdings PLC	86,577	3,333
Sumitomo Mitsui Financial Group Inc	73,400	3,205	Persimmon PLC (b)	96,126	2,496
		$38,028	Taylor Wimpey PLC	1,859,464	4,721
					$17,104
Building Materials - 0.38%
China Singyes Solar Technologies Holdings	857,300	1,404	Home Furnishings - 0.51%
Ltd			Howden Joinery Group PLC	266,000	1,894

Chemicals - 3.65%			Insurance - 6.18%
Nissan Chemical Industries Ltd	184,900	3,664	AXA SA	107,775	2,725
Nitto Denko Corp	101,300	6,492	People's Insurance Co Group of China Ltd	3,239,780	2,243
Symrise AG	31,000	1,880	PICC Property & Casualty Co Ltd	1,221,000	2,705
Yara International ASA	31,000	1,588	Porto Seguro SA	115,800	1,429
		$13,624	Prudential PLC	147,306	3,668
			Swiss Life Holding AG (b)	24,197	5,742
Commercial Services - 0.61%			Tokio Marine Holdings Inc	111,500	4,546
Zhejiang Expressway Co Ltd	1,430,000	2,271			$23,058

			Internet - 0.92%
Computers - 5.19%			Tencent Holdings Ltd	166,600	3,438
Asustek Computer Inc	357,300	3,785
Ingenico	29,401	3,689
Lenovo Group Ltd	1,486,800	2,557	Lodging - 0.57%
Nomura Research Institute Ltd	177,700	7,013	Echo Entertainment Group Ltd	599,000	2,139
Obic Co Ltd	55,300	2,313
		$19,357	Machinery - Diversified - 0.42%
Distribution & Wholesale - 0.61%			Hollysys Automation Technologies Ltd	71,300	1,566
Hitachi High-Technologies Corp	78,700	2,281
			Metal Fabrication & Hardware - 1.94%
Diversified Financial Services - 4.19%			Assa Abloy AB	30,000	1,741
Aberdeen Asset Management PLC	346,557	2,516	Aurubis AG	28,500	1,801
Fubon Financial Holding Co Ltd	1,034,100	2,224	Catcher Technology Co Ltd	315,100	3,687
London Stock Exchange Group PLC	80,191	3,121			$7,229
Magellan Financial Group Ltd	111,000	1,742	Mining -0.93%
Man Group PLC	1,451,932	4,281	Boliden AB	88,000	1,912

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)	INVESTMENT COMPANIES - 4.53%	Shares Held	Value 000	's)

Mining (continued)	Publicly Traded Investment Fund - 4.53%
Sumitomo Metal Mining Co Ltd	106,500	$1,561	First American Government Obligations Fund	16,877,254	$16,878
$3,473
TOTAL INVESTMENT COMPANIES	$16,878
Miscellaneous Manufacturing - 3.00%
CSR Corp Ltd	1,376,000	2,652	Total Investments	$369,905
Hexpol AB	18,000	1,929	Other Assets in Excess of Liabilities, Net - 0.80%	$2,993
Largan Precision Co Ltd	42,000	4,209	TOTAL NET ASSETS - 100.00%	$372,898
Sunny Optical Technology Group Co Ltd	1,084,700	2,414
$11,204	(a) Fair value of these investments is determined in good faith by the Manager
Oil & Gas - 2.64%	under procedures established and periodically reviewed by the Board of
Imperial Oil Ltd	61,600	2,715	Directors. At the end of the period, the fair value of these securities totaled
Royal Dutch Shell PLC - A Shares	140,966	4,445	$1,898 or 0.51% of net assets.
Sasol Ltd	67,069	2,700	(b) Non-Income Producing Security
$9,860

Pharmaceuticals - 7.10%
Astellas Pharma Inc	330,900	5,152	Portfolio Summary (unaudited)
Hikma Pharmaceuticals PLC	54,600	1,708	Country	Percent
Jazz Pharmaceuticals PLC (b)	25,300	4,521	Japan	24.26%
Novartis AG	50,142	5,118	China	13.68%
Shire PLC	75,000	6,095	United Kingdom	9.52%
Sino Biopharmaceutical Ltd	3,401,000	3,883	Taiwan, Province Of China	7.51%
$26,477	Hong Kong	5.95%
Germany	5.57%
Real Estate - 1.76%	United States	5.22%
China Overseas Land & Investment Ltd	892,400	3,717	Canada	4.98%
Shimao Property Holdings Ltd	1,215,100	2,861	Ireland	3.44%
$6,578	France	2.94%
Retail - 3.59%	Switzerland	2.91%
Alimentation Couche-Tard Inc	101,800	3,896	South Africa	2.27%
ANTA Sports Products Ltd	815,000	1,792	Netherlands	2.10%
Next PLC	25,941	2,917	Norway	1.64%
Pandora A/S	28,375	2,933	Sweden	1.49%
USS Co Ltd	105,800	1,863	India	1.40%
$13,401	Singapore	1.14%
Australia	1.04%
Semiconductors - 5.51%	Denmark	0.79%
Advanced Semiconductor Engineering Inc	1,739,500	2,467	Thailand	0.51%
Advanced Semiconductor Engineering Inc	30,959	221	Jordan	0.46%
ADR	Brazil	0.38%
Dialog Semiconductor PLC (b)	67,300	3,034	Other Assets in Excess of Liabilities, Net	0.80%
Novatek Microelectronics Corp	340,000	1,777	TOTAL NET ASSETS	100.00%
NXP Semiconductors NV (b)	35,300	3,393
Siliconware Precision Industries Co Ltd	991,000	1,628
Taiwan Semiconductor Manufacturing Co Ltd	255,800	6,252
ADR
Vanguard International Semiconductor Corp	1,146,100	1,760
$20,532

Software - 3.49%
Capcom Co Ltd	90,000	1,676
Constellation Software Inc/Canada	7,300	2,862
Constellation Software Inc/Canada - Rights (b)	7,300	2
NetEase Inc ADR	30,600	3,923
Nexon Co Ltd	175,000	2,232
Open Text Corp	45,900	2,319
$13,014

Telecommunications - 2.70%
China Mobile Ltd	277,700	3,967
KDDI Corp	258,600	6,119
$10,086

Toys, Games & Hobbies - 0.44%
Bandai Namco Holdings Inc	79,300	1,629

Water - 1.07%
Guangdong Investment Ltd	2,687,500	4,007

TOTAL COMMON STOCKS	$353,027

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2015	Long	136	$12,665	$12,881	$216
S&P 500 Emini; June 2015	Long	53	5,501	5,509	8
Total					$224
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 96.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 4.70%			Packaging & Containers - 0.49%
Delta Air Lines Inc	1,767,430	$78,898	Rock-Tenn Co	255,200	$ 16,073
United Continental Holdings Inc (a)	1,255,777	75,020
		$153,918	Pharmaceuticals - 10.53%
			Actavis PLC (a)	288,753	81,677
Apparel - 4.57%
Nike Inc	1,047,342	103,520	AmerisourceBergen Corp	299,272	34,207
Under Armour Inc (a)	597,798	46,359	Bristol-Myers Squibb Co	1,398,721	89,140
		$149,879	McKesson Corp	454,510	101,537
			Mylan NV (a)	533,764	38,570
Banks - 4.48%					$345,131
Capital One Financial Corp	771,900	62,408
Morgan Stanley	2,259,500	84,302	Retail - 13.43%
		$146,710	Chipotle Mexican Grill Inc (a)	51,541	32,024
			Kohl's Corp	995,400	71,320
Beverages - 1.58%			L Brands Inc	666,391	59,549
Constellation Brands Inc	446,821	51,804	lululemon athletica Inc (a)	488,900	31,114
			Starbucks Corp	1,436,042	71,199
Biotechnology- 8.41%			Target Corp	1,039,500	81,944
Alexion Pharmaceuticals Inc (a)	176,693	29,901	Ulta Salon Cosmetics & Fragrance Inc (a)	506,195	76,481
Biogen Inc (a)	167,879	62,775	Urban Outfitters Inc (a)	409,400	16,392
Gilead Sciences Inc	1,417,091	142,432			$440,023
Illumina Inc (a)	219,619	40,465
			Semiconductors - 3.73%
		$275,573	Lam Research Corp	577,757	43,667
			NXP Semiconductors NV (a)	816,909	78,521
Chemicals - 3.71%
PPG Industries Inc	548,517	121,529			$122,188
			Software - 2.54%
			ServiceNow Inc (a)	629,385	47,116
Commercial Services - 7.46%
FleetCor Technologies Inc (a)	346,307	55,717	Tableau Software Inc (a)	369,700	36,171
MasterCard Inc	1,169,209	105,474			$83,287
McGraw Hill Financial Inc	630,675	65,780	Telecommunications - 1.12%
Towers Watson & Co	137,800	17,488	Palo Alto Networks Inc (a)	248,645	36,730
		$244,459

Computers - 6.80%			Transportation - 2.08%
Apple Inc	1,782,017	223,020	Canadian Pacific Railway Ltd	358,363	68,297

Cosmetics & Personal Care - 1.50%			TOTAL COMMON STOCKS		$3,167,299
Estee Lauder Cos Inc/The	604,897	49,172	INVESTMENT COMPANIES - 1.22%	Shares Held	Value (000	's)
			Publicly Traded Investment Fund - 1.22%
Diversified Financial Services - 4.52%			Goldman Sachs Financial Square Funds -	40,104,959	40,105
Discover Financial Services	575,616	33,369	Government Fund
Intercontinental Exchange Inc	74,000	16,615
Visa Inc	1,486,356	98,174	TOTAL INVESTMENT COMPANIES		$40,105
		$148,158	Total Investments		$3,207,404
			Other Assets in Excess of Liabilities, Net - 2.14%		$70,033
Food - 0.90%
Whole Foods Market Inc	620,146	29,618	TOTAL NET ASSETS - 100.00%		$3,277,437

Healthcare - Products - 1.93%			(a) Non-Income Producing Security
Edwards Lifesciences Corp (a)	252,140	31,933
Intuitive Surgical Inc (a)	63,411	31,451
		$63,384
			Portfolio Summary (unaudited)
Internet - 7.39%			Sector		Percent
Amazon.com Inc (a)	175,008	73,815	Consumer, Non-cyclical		32.31%
Facebook Inc (a)	1,273,986	100,352	Consumer, Cyclical		25.65%
Netflix Inc (a)	53,992	30,046	Technology		13.07%
Splunk Inc (a)	570,258	37,834	Communications		10.33%
		$242,047	Financial		9.00%
			Basic Materials		3.71%
Leisure Products & Services - 1.63%			Industrial		2.57%
Royal Caribbean Cruises Ltd	786,202	53,509	Exchange Traded Funds		1.22%
			Other Assets in Excess of Liabilities, Net		2.14%
Lodging - 1.32%			TOTAL NET ASSETS		100.00%
Hilton Worldwide Holdings Inc (a)	1,493,086	43,240

Media - 1.82%
Walt Disney Co/The	547,736	59,550

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS - 96.27%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Biotechnology (continued)
Alliance Data Systems Corp (a)	4,651	$1,383	Celgene Corp (a)	587,528	$63,489
Interpublic Group of Cos Inc/The	51,936	1,082	Charles River Laboratories International Inc	2,676	185
Omnicom Group Inc	20,557	1,558	(a)
		$4,023	Gilead Sciences Inc	1,508,925	151,662
			Illumina Inc (a)	9,557	1,761
Aerospace & Defense - 1.85%			Incyte Corp (a)	174,417	16,947
Boeing Co/The	859,151	123,150	Myriad Genetics Inc (a)	7,757	256
KLX Inc (a)	6,652	279	Regeneron Pharmaceuticals Inc (a)	51,711	23,655
Lockheed Martin Corp	20,818	3,885	United Therapeutics Corp (a)	5,885	940
Rockwell Collins Inc	14,655	1,426	Vertex Pharmaceuticals Inc (a)	194,000	23,916
Spirit AeroSystems Holdings Inc (a)	13,752	700
					$457,613
Triumph Group Inc	1,678	100
United Technologies Corp	7,818	889	Building Materials - 0.69%
		$130,429	Eagle Materials Inc	6,096	508
			Martin Marietta Materials Inc	7,572	1,080
Agriculture - 0.24%			Masco Corp	43,363	1,149
Altria Group Inc	157,137	7,865	Vulcan Materials Co	535,361	45,784
Archer-Daniels-Midland Co	7,732	378			$48,521
Lorillard Inc	30,314	2,118
Philip Morris International Inc	63,307	5,284	Chemicals - 1.97%
Reynolds American Inc	19,488	1,428	Albemarle Corp	4,041	241
		$17,073	Cabot Corp	554	24
			Celanese Corp	1,902	126
Airlines - 1.28%			Cytec Industries Inc	1,239	68
Alaska Air Group Inc	15,407	987	Dow Chemical Co/The	23,436	1,195
American Airlines Group Inc	1,367,142	66,012	Eastman Chemical Co	16,766	1,278
Copa Holdings SA	3,144	349	Ecolab Inc	860,370	96,344
Delta Air Lines Inc	5,156	230	EI du Pont de Nemours & Co	59,408	4,349
Southwest Airlines Co	46,913	1,903	Huntsman Corp	17,206	397
Spirit Airlines Inc (a)	8,924	611	International Flavors & Fragrances Inc	9,970	1,144
United Continental Holdings Inc (a)	330,558	19,748	LyondellBasell Industries NV	32,873	3,403
		$89,840	Monsanto Co	37,966	4,327
Apparel- 0.51%			NewMarket Corp	1,107	495
Carter's Inc	6,578	657	PPG Industries Inc	10,860	2,406
Deckers Outdoor Corp (a)	4,138	306	Praxair Inc	22,999	2,804
Hanesbrands Inc	717,246	22,292	RPM International Inc	15,137	720
Michael Kors Holdings Ltd (a)	16,243	1,005	Sherwin-Williams Co/The	61,759	17,169
Nike Inc	55,541	5,490	Sigma-Aldrich Corp	6,703	931
Ralph Lauren Corp	5,446	727	Valspar Corp/The	10,375	841
Under Armour Inc (a)	42,361	3,285	Westlake Chemical Corp	4,151	324
VF Corp	27,438	1,987			$138,586
		$35,749	Commercial Services - 0.92%
			Automatic Data Processing Inc	38,657	3,268
Automobile Manufacturers - 0.40%			Avis Budget Group Inc (a)	12,829	695
PACCAR Inc	24,752	1,617
Tesla Motors Inc (a)	117,517	26,565	Booz Allen Hamilton Holding Corp	8,164	225
		$28,182	Cintas Corp	9,868	789
			Equifax Inc	8,004	776
Automobile Parts & Equipment - 0.18%			FleetCor Technologies Inc (a)	6,559	1,055
Allison Transmission Holdings Inc	16,547	508	Global Payments Inc	8,300	832
BorgWarner Inc	15,678	928	H&R Block Inc	33,608	1,016
Johnson Controls Inc	21,567	1,086	KAR Auction Services Inc	6,603	246
Lear Corp	7,987	887	MasterCard Inc	80,606	7,271
Mobileye NV (a)	211,500	9,488	McGraw Hill Financial Inc	18,665	1,947
		$12,897	Moody's Corp	14,606	1,570
			Morningstar Inc	2,474	188
Banks - 1.53%			Quanta Services Inc (a)	6,060	175
Morgan Stanley	1,926,500	71,878	Robert Half International Inc	16,850	934
State Street Corp	459,400	35,429	SEI Investments Co	15,256	697
		$107,307	ServiceMaster Global Holdings Inc (a)	3,507	121
Beverages - 0.41%			Total System Services Inc	15,896	629
Brown-Forman Corp	10,554	952	United Rentals Inc (a)	11,921	1,151
Coca-Cola Co/The	272,290	11,044	Vantiv Inc (a)	508,400	19,878
Constellation Brands Inc	10,258	1,189	Verisk Analytics Inc (a)	261,013	19,587
Dr Pepper Snapple Group Inc	16,424	1,225	Western Union Co/The	66,101	1,341
Keurig Green Mountain Inc	9,700	1,129			$64,391
Monster Beverage Corp (a)	9,818	1,346
			Computers - 5.85%
PepsiCo Inc	126,763	12,058	Accenture PLC - Class A	50,720	4,699
		$28,943	Apple Inc	1,760,511	220,328
			Cognizant Technology Solutions Corp (a)	1,471,911	86,165
Biotechnology - 6.51%
Alexion Pharmaceuticals Inc (a)	448,090	75,830	Diebold Inc	7,687	267
Amgen Inc	56,007	8,844	DST Systems Inc	2,953	340
Biogen Inc (a)	187,012	69,929	EMC Corp/MA	24,862	669
BioMarin Pharmaceutical Inc (a)	180,267	20,199	Genpact Ltd (a)	3,111,466	68,016

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
IHS Inc (a)	8,350	$1,048	Tyco International PLC	28,690	$1,130
International Business Machines Corp	75,840	12,991			$151,188
Jack Henry & Associates Inc	10,375	690
NCR Corp (a)	2,109	58	Engineering & Construction - 0.03%
NetApp Inc	13,680	496	Chicago Bridge & Iron Co NV ADR	12,005	572
SanDisk Corp	220,008	14,728	Fluor Corp	10,995	661
Teradata Corp (a)	15,256	671	SBA Communications Corp (a)	8,831	1,023
		$411,166			$2,256
Consumer Products- 0.07%			Entertainment - 0.01%
Avery Dennison Corp	3,933	219	Cinemark Holdings Inc	14,041	599
Church & Dwight Co Inc	16,665	1,353	Six Flags Entertainment Corp	8,941	420
Clorox Co/The	13,069	1,386			$1,019
Kimberly-Clark Corp	21,417	2,349	Environmental Control - 1.58%
		$5,307	Clean Harbors Inc (a)	5,391	298
			Stericycle Inc (a)	825,248	110,113
Cosmetics & Personal Care - 1.82%
Colgate-Palmolive Co	56,114	3,775	Waste Connections Inc	9,151	434
Estee Lauder Cos Inc/The	1,513,813	123,058	Waste Management Inc	5,738	284
Procter & Gamble Co/The	10,578	841			$111,129
		$127,674	Food - 1.60%
Distribution & Wholesale - 1.20%			Campbell Soup Co	14,158	633
Fastenal Co	1,880,849	80,162	General Mills Inc	51,377	2,843
Fossil Group Inc (a)	5,337	448	Hershey Co/The	10,249	942
Genuine Parts Co	11,431	1,027	Hormel Foods Corp	16,412	892
HD Supply Holdings Inc (a)	12,823	423	Ingredion Inc	1,570	125
LKQ Corp (a)	36,994	1,002	Kellogg Co	16,057	1,017
WW Grainger Inc	4,441	1,103	Kraft Foods Group Inc	40,826	3,460
		$84,165	Kroger Co/The	42,604	2,936
			Pilgrim's Pride Corp	1,108	27
Diversified Financial Services - 6.87%			Sysco Corp	26,896	996
Affiliated Managers Group Inc (a)	6,726	1,521	Tyson Foods Inc	2,264	89
Ally Financial Inc (a)	29,464	645	Whole Foods Market Inc	2,064,335	98,593
American Express Co	70,605	5,468			$112,553
Ameriprise Financial Inc	8,147	1,021
BlackRock Inc	3,789	1,379	Forest Products & Paper - 0.01%
Charles Schwab Corp/The	4,314,317	131,587	International Paper Co	8,231	442
			Veritiv Corp (a)	188	8
Federated Investors Inc	8,790	302
Franklin Resources Inc	25,039	1,291			$450
Intercontinental Exchange Inc	145,744	32,724	Hand & Machine Tools - 0.01%
Invesco Ltd	7,928	329	Lincoln Electric Holdings Inc	3,188	213
Lazard Ltd	15,145	803	Snap-on Inc	905	135
LPL Financial Holdings Inc	10,632	430	Stanley Black &Decker Inc	2,236	221
Santander Consumer USA Holdings Inc	826	21			$569
Synchrony Financial (a)	11,208	349
T Rowe Price Group Inc	20,304	1,648	Healthcare - Products - 5.57%
TD Ameritrade Holding Corp	1,145,500	41,524	Align Technology Inc (a)	9,933	584
Visa Inc	3,963,172	261,767	Baxter International Inc	42,210	2,901
Waddell & Reed Financial Inc	10,380	512	Becton Dickinson and Co	100,728	14,190
		$483,321	CR Bard Inc	5,927	987
			Danaher Corp	2,373,471	194,339
Electric - 0.02%			DENTSPLY International Inc	5,227	267
Calpine Corp (a)	7,069	154	Edwards Lifesciences Corp (a)	8,206	1,039
Dominion Resources Inc/VA	4,224	303	Henry Schein Inc (a)	10,388	1,424
ITC Holdings Corp	18,259	657	Hill-Rom Holdings Inc	508	25
		$1,114	IDEXX Laboratories Inc (a)	5,800	727
			Intuitive Surgical Inc (a)	345,168	171,197
Electrical Components & Equipment - 0.05%
AMETEK Inc	18,700	980	Patterson Cos Inc	1,098	51
Emerson Electric Co	39,939	2,350	ResMed Inc	17,072	1,092
			Sirona Dental Systems Inc (a)	4,299	399
Hubbell Inc	1,363	148
		$3,478	St Jude Medical Inc	14,242	998
			Stryker Corp	15,640	1,443
Electronics - 2.15%			Zimmer Holdings Inc	1,608	177
Agilent Technologies Inc	5,610	232			$391,840
Amphenol Corp	1,751,799	96,997
Avnet Inc	4,007	171	Healthcare - Services - 2.96%
Corning Inc	37,229	779	Aetna Inc	13,051	1,395
Gentex Corp/MI	21,450	372	Anthem Inc	192,700	29,084
GoPro Inc (a)	1,657	83	Centene Corp (a)	14,149	877
Honeywell International Inc	60,167	6,072	Cigna Corp	2,503	312
Keysight Technologies Inc (a)	3,373	113	DaVita HealthCare Partners Inc (a)	1,155,928	93,746
Mettler-Toledo International Inc (a)	3,589	1,138	HCA Holdings Inc (a)	3,661	271
National Instruments Corp	1,493,551	42,715	Humana Inc	196,800	32,590
			Laboratory Corp of America Holdings (a)	5,783	691
Thermo Fisher Scientific Inc	11,025	1,386

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Machinery - Diversified - 0.95%
Mednax Inc (a)	7,989	$565	Cummins Inc	14,015	$1,938
Premier Inc (a)	4,118	156	Deere & Co	9,244	837
UnitedHealth Group Inc	432,500	48,181	Flowserve Corp	459,034	26,867
		$207,868	Graco Inc	7,438	533
			IDEX Corp	9,059	679
Home Builders - 0.01%			Rockwell Automation Inc	10,544	1,251
NVR Inc (a)	514	682
			Roper Technologies Inc	5,539	931
Thor Industries Inc	5,575	335	Wabtec Corp/DE	351,235	33,034
		$1,017	Xylem Inc/NY	16,344	605
Home Furnishings - 0.02%					$66,675
Harman International Industries Inc	8,350	1,089	Media - 0.63%
Leggett & Platt Inc	8,270	351	Cablevision Systems Corp	23,824	476
Whirlpool Corp	921	162	CBS Corp	30,878	1,918
		$1,602	Charter Communications Inc (a)	5,437	1,017
Housewares - 0.03%			Comcast Corp - Class A	188,005	10,859
Newell Rubbermaid Inc	20,101	766	DIRECTV (a)	37,196	3,374
Scotts Miracle-Gro Co/The	5,458	352	FactSet Research Systems Inc	5,192	817
Toro Co	6,923	464	Nielsen NV	25,807	1,160
Tupperware Brands Corp	6,184	414	Scripps Networks Interactive Inc	12,959	905
		$1,996	Sirius XM Holdings Inc (a)	318,045	1,256
			Starz (a)	9,832	387
Insurance - 0.07%			Time Warner Cable Inc	22,161	3,447
American Financial Group Inc/OH	1,432	90	Twenty-First Century Fox Inc - A Shares	111,586	3,803
Aon PLC	17,602	1,694	Viacom Inc	32,183	2,235
Arthur J Gallagher & Co	18,210	871	Walt Disney Co/The	115,112	12,515
Brown & Brown Inc	909	29			$44,169
Erie Indemnity Co	2,871	238
Marsh & McLennan Cos Inc	28,619	1,607	Metal Fabrication & Hardware - 0.56%
Reinsurance Group of America Inc	2,457	225	Precision Castparts Corp	190,373	39,348
		$4,754	Timken Co/The	681	27
			Valmont Industries Inc	256	32
Internet - 15.85%					$39,407
Alibaba Group Holding Ltd ADR(a)	349,953	28,448
Amazon.com Inc (a)	666,236	281,005	Mining - 0.00%
Baidu Inc ADR(a)	204,934	41,044	Compass Minerals International Inc	4,057	358
CDW Corp/DE	10,628	407
Dropbox Inc (a),(b),(c),(d)	52,984	1,012	Miscellaneous Manufacturing - 1.38%
eBay Inc (a)	86,851	5,060	3M Co	50,266	7,861
Equinix Inc	3,647	934	AO Smith Corp	4,040	258
Expedia Inc	12,402	1,169	AptarGroup Inc	1,897	118
F5 Networks Inc (a)	9,287	1,133	Colfax Corp (a)	1,258,869	62,427
Facebook Inc (a)	2,370,567	186,730	Crane Co	2,543	156
Flipkart Online Services Pvt Ltd (a),(b),(c),(e)	6,882	979	Donaldson Co Inc	15,998	598
Google Inc - A Shares (a)	269,090	147,669	Dover Corp	15,069	1,141
Google Inc - C Shares (a)	245,389	131,857	Illinois Tool Works Inc	24,868	2,327
Liberty Interactive Corp (a)	30,113	866	Parker-Hannifin Corp	9,734	1,162
LinkedIn Corp (a)	100,752	25,402	Pentair PLC	1,870	116
Netflix Inc (a)	45,211	25,160	Textron Inc	464,400	20,424
Priceline Group Inc/The (a)	96,621	119,598	Trinity Industries Inc	14,563	395
TripAdvisor Inc (a)	990,805	79,750
Twitter Inc (a)	375,038	14,612			$96,983
VeriSign Inc (a)	13,609	864	Office & Business Equipment - 0.00%
Vipshop Holdings Ltd ADR(a)	737,300	20,858	Pitney Bowes Inc	11,081	248
		$1,114,557

Leisure Products & Services - 0.04%			Oil & Gas - 1.68%
Harley-Davidson Inc	17,366	976	Atwood Oceanics Inc	1,496	50
Norwegian Cruise Line Holdings Ltd (a)	10,300	500	Cheniere Energy Inc (a)	16,310	1,248
Polaris Industries Inc	8,013	1,097	Chesapeake Energy Corp	15,475	244
		$2,573	Cimarex Energy Co	69,806	8,683
			Concho Resources Inc (a)	8,696	1,101
Lodging - 1.57%			CVR Energy Inc	836	33
Hilton Worldwide Holdings Inc (a)	1,174,221	34,006	EOG Resources Inc	42,184	4,174
Las Vegas Sands Corp	25,781	1,363	EQT Corp	344,350	30,970
Marriott International Inc/MD	14,512	1,162	Helmerich & Payne Inc	8,012	625
MGM Resorts International (a)	2,007,732	42,463	HollyFrontier Corp	5,132	199
Wyndham Worldwide Corp	14,665	1,252	Kosmos Energy Ltd (a)	14,961	146
Wynn Resorts Ltd	271,600	30,167	Laredo Petroleum Inc (a)	9,413	149
		$110,413	Marathon Petroleum Corp	14,463	1,426
			Murphy USA Inc (a)	3,045	199
Machinery - Construction & Mining - 0.02%
			Noble Energy Inc	31,282	1,587
Caterpillar Inc	16,226	1,410	Oasis Petroleum Inc (a)	14,249	256
			Patterson-UTI Energy Inc	10,564	236
			PBF Energy Inc	3,002	85

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Phillips 66	17,914	$1,421	Health Care REIT Inc	13,381	$964
Pioneer Natural Resources Co	115,210	19,906	Healthcare Trust of America Inc	2,060	53
Range Resources Corp	653,030	41,507	Iron Mountain Inc	20,278	699
Seadrill Ltd	14,757	193	Lamar Advertising Co	9,743	565
SM Energy Co	8,096	469	NorthStar Realty Finance Corp	6,458	121
Southwestern Energy Co (a)	46,862	1,314	Omega Healthcare Investors Inc	5,370	194
Tesoro Corp	6,822	585	Plum Creek Timber Co Inc	10,477	442
Valero Energy Corp	15,635	890	Public Storage	10,241	1,924
Whiting Petroleum Corp (a)	7,034	267	Simon Property Group Inc	18,033	3,273
		$117,963	Tanger Factory Outlet Centers Inc	6,680	224
			Taubman Centers Inc	7,252	522
Oil & Gas Services - 2.36%			Urban Edge Properties	2,890	65
Baker Hughes Inc	4,265	292	Ventas Inc	17,070	1,176
Cameron International Corp (a)	15,052	825
Dresser-Rand Group Inc (a)	9,388	776	VornadoRealtyTrust	5,176	536
Dril-Quip Inc (a)	4,902	391	Weyerhaeuser Co	6,487	204
FMC Technologies Inc (a)	1,559,863	68,790			$18,534
Halliburton Co	65,183	3,191	Retail - 5.88%
National Oilwell Varco Inc	4,232	230	Advance Auto Parts Inc	8,949	1,280
Oceaneering International Inc	12,130	669	AutoNation Inc (a)	8,385	516
RPC Inc	6,842	109	AutoZone Inc (a)	2,592	1,743
Schlumberger Ltd	956,123	90,458	Bed Bath & Beyond Inc (a)	9,608	677
Superior Energy Services Inc	1,530	39	Best Buy Co Inc	10,428	361
Targa Resources Corp	4,627	486	Big Lots Inc	2,430	111
		$166,256	Brinker International Inc	7,961	441
			CarMax Inc (a)	314,015	21,388
Packaging & Containers - 0.07%			Chipotle Mexican Grill Inc (a)	15,864	9,857
Ball Corp	17,095	1,255	Coach Inc	33,608	1,284
Crown Holdings Inc (a)	16,995	922	Copart Inc (a)	13,696	487
Owens-Illinois Inc (a)	12,402	297
			Costco Wholesale Corp	558,077	79,833
Packaging Corp of America	12,056	834	CST Brands Inc	7,727	322
Sealed Air Corp	26,475	1,207	CVS Health Corp	13,882	1,378
Silgan Holdings Inc	5,203	280	Dick's Sporting Goods Inc	2,390	130
		$4,795	Dillard's Inc	1,938	255
Pharmaceuticals - 9.07%			Dollar General Corp	18,758	1,364
AbbVie Inc	124,095	8,024	Dollar Tree Inc (a)	16,445	1,257
Actavis PLC (a)	234,416	66,307	Domino's Pizza Inc	6,813	735
AmerisourceBergen Corp	17,569	2,008	Foot Locker Inc	2,439	145
Bristol-Myers Squibb Co	1,245,077	79,349	GameStop Corp	745	29
Cardinal Health Inc	3,275	276	Gap Inc/The	30,746	1,219
Catamaran Corp (a)	25,360	1,505	GNC Holdings Inc	11,170	481
Eli Lilly & Co	444,800	31,968	Home Depot Inc/The	108,478	11,605
Endo International PLC (a)	11,479	965	Kohl's Corp	1,616	116
Express Scripts Holding Co (a)	1,642,807	141,938	L Brands Inc	10,637	950
Herbalife Ltd (a)	9,099	378	Lowe's Cos Inc	628,709	43,293
Johnson & Johnson	34,553	3,428	Macy's Inc	22,202	1,435
McKesson Corp	438,177	97,889	McDonald's Corp	67,772	6,543
Mead Johnson Nutrition Co	1,068,202	102,462	Michaels Cos Inc/The (a)	2,393	62
Merck & Co Inc	31,827	1,896	MSC Industrial Direct Co Inc	5,804	412
Mylan NV (a)	25,608	1,850	O'Reilly Automotive Inc (a)	8,433	1,837
Pharmacyclics Inc (a)	4,168	1,068	Panera Bread Co (a)	3,006	549
Quintiles Transnational Holdings Inc (a)	3,217	212	Penske Automotive Group Inc	2,675	131
Valeant Pharmaceuticals International Inc (a)	437,820	94,976	PVH Corp	8,772	907
Zoetis Inc	38,969	1,731	Rite Aid Corp (a)	79,955	616
		$638,230	Ross Stores Inc	16,893	1,670
			Sally Beauty Holdings Inc (a)	14,613	456
Pipelines - 0.06%			Starbucks Corp	3,378,069	167,485
Kinder Morgan Inc/DE	28,934	1,243	Target Corp	7,852	619
Williams Cos Inc/The	57,665	2,952	TJX Cos Inc/The	55,683	3,594
		$4,195	Tractor Supply Co	402,826	34,667
			Ulta Salon Cosmetics & Fragrance Inc (a)	7,885	1,191
Real Estate - 0.02%			Urban Outfitters Inc (a)	9,381	376
CBRE Group Inc (a)	34,351	1,317
Jones Lang LaSalle Inc	1,387	230	Walgreens Boots Alliance Inc	60,005	4,976
		$1,547	Wal-Mart Stores Inc	13,587	1,060
			Williams-Sonoma Inc	11,531	848
REITS - 0.26%			World Fuel Services Corp	1,858	103
American Tower Corp	27,115	2,563	Yum! Brands Inc	30,273	2,602
Apartment Investment & Management Co	11,198	423			$413,396
Boston Properties Inc	2,186	289
Columbia Property Trust Inc	2,587	68	Semiconductors - 1.55%
Crown Castle International Corp	25,781	2,154	Applied Materials Inc	55,768	1,104
Equity LifeStyle Properties Inc	7,665	405	Avago Technologies Ltd	17,130	2,002
Extra Space Storage Inc	14,217	937	Intel Corp	32,509	1,058
			Micron Technology Inc (a)	72,113	2,029
Federal Realty Investment Trust	5,480	733

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held	Value (000	's)

Semiconductors (continued)			Publicly Traded Investment Fund (continued)
NVIDIA Corp	10,769	$239	Morgan Stanley Institutional Liquidity Funds -	67,691,300	$67,691
NXP Semiconductors NV (a)	900,877	86,592	Government Portfolio
ON Semiconductor Corp (a)	27,253	314			$203,923
Qualcomm Inc	129,637	8,815	TOTAL INVESTMENT COMPANIES		$203,923
Skyworks Solutions Inc	13,002	1,199	CONVERTIBLE PREFERRED STOCKS -
Texas Instruments Inc	82,893	4,494	0.27%	Shares Held	Value (000	's)
Xilinx Inc	32,907	1,427
		$109,273	Internet - 0.27%
			Airbnb Inc (a),(b),(c),(f)	121,527	4,948
Shipbuilding - 0.01%			Dropbox Inc (a),(b),(c),(g)	254,085	4,853
Huntington Ingalls Industries Inc	5,091	670	Flipkart Online Services Pvt Ltd Series A	2,350	334
			(a),(b),(c),(h)
			Flipkart Online Services Pvt Ltd Series C	4,148	590
Software - 6.46%			(a),(b),(c),(i)
Activision Blizzard Inc	39,809	908
Adobe Systems Inc (a)	34,131	2,596	Flipkart Online Services Pvt Ltd Series E	7,712	1,097
Akamai Technologies Inc (a)	64,807	4,782	(a),(b),(c),(j)
ANSYS Inc (a)	642,620	55,163	Uber Technologies Inc (a),(b),(c),(k)	209,292	6,973
Broadridge Financial Solutions Inc	14,673	791			$18,795
Cerner Corp (a)	23,182	1,665	TOTAL CONVERTIBLE PREFERRED STOCKS		$18,795
Citrix Systems Inc (a)	18,185	1,221	PREFERRED STOCKS - 0.07%	Shares Held	Value (000	's)
Dun & Bradstreet Corp/The	1,688	216
Electronic Arts Inc (a)	19,054	1,107	Internet - 0.07%
			Flipkart Online Services Pvt Ltd Series G	34,940	4,970
Fidelity National Information Services Inc	4,279	267	(a),(b),(c),(l)
Fiserv Inc (a)	19,986	1,551
Intuit Inc	22,755	2,283	TOTAL PREFERRED STOCKS		$4,970
Microsoft Corp	1,202,494	58,489
NetSuite Inc (a)	656,000	62,694	Total Investments		$6,998,001
Oracle Corp	263,333	11,487	Other Assets in Excess of Liabilities, Net - 0.49%		$34,578
Paychex Inc	22,928	1,109	TOTAL NET ASSETS - 100.00%		$7,032,579
Red Hat Inc (a)	487,568	36,694
Salesforce.com inc (a)	2,280,017	166,031
ServiceNow Inc (a)	346,000	25,902	(a) Non-Income Producing Security
SolarWinds Inc (a)	7,960	388	(b) Security is Illiquid
Tableau Software Inc (a)	4,630	453	(c)		Fair value of these investments is determined in good faith by the Manager
Veeva Systems Inc (a)	5,278	140	under procedures established and periodically reviewed by the Board of
VMware Inc (a)	10,738	946	Directors. At the end of the period, the fair value of these securities totaled
Workday Inc (a)	191,700	17,485	$25,756 or 0.37% of net assets.
			(d)		Restricted Security. At the end of the period, the value of this security
		$454,368	totaled $1,012 or 0.01% of net assets. The security was purchased
Telecommunications - 0.40%			November 7, 2014 at a cost of $1,012.
ARRIS Group Inc (a)	15,279	515	(e)		Restricted Security. At the end of the period, the value of this security
CenturyLink Inc	4,865	175	totaled $979 or 0.01% of net assets. The security was purchased March
Harris Corp	2,621	210	19, 2015 at a cost of $785.
Level 3 Communications Inc (a)	18,969	1,061	(f)		Restricted Security. At the end of the period, the value of this security
Palo Alto Networks Inc (a)	68,000	10,045	totaled $4,948 or 0.07% of net assets. The security was purchased on April
Verizon Communications Inc	320,199	16,151	16, 2014 at a cost of $4,948.
		$28,157	(g)		Restricted Security. At the end of the period, the value of this security
			totaled $4,853 or 0.07% of net assets. The security was purchased January
Transportation - 0.97%			30, 2014 at a cost of $4,853.
CH Robinson Worldwide Inc	18,193	1,171	(h)		Restricted Security. At the end of the period, the value of this security
Expeditors International of Washington Inc	24,195	1,109	totaled $334 or 0.00% of net assets. The security was purchased March
FedEx Corp	210,683	35,726	19, 2015 at a cost of $268.
(a)
Genesee & Wyoming Inc	2,863	266	(i)		Restricted Security. At the end of the period, the value of this security
JB Hunt Transport Services Inc	173,900	15,164	totaled $590 or 0.01% of net assets. The security was purchased March
Kirby Corp (a)	6,937	545	19,
			2015 at a cost of $473.
Landstar System Inc	5,426	338	(j)		Restricted Security. At the end of the period, the value of this security
Norfolk Southern Corp	8,054	812	totaled $1,097 or 0.02% of net assets. The security was purchased March
Old Dominion Freight Line Inc (a)	7,644	544	19,
			2015 at a cost of $879.
Union Pacific Corp	69,595	7,393	(k)		Restricted Security. At the end of the period, the value of this security
United Parcel Service Inc	48,514	4,877	totaled $6,973 or 0.10% of net assets. The security was purchased
		$67,945	December 5, 2014 at a cost of $6,973.
Trucking & Leasing - 0.00%			(l)		Restricted Security. At the end of the period, the value of this security
AMERCO	530	171	totaled $4,970 or 0.07% of net assets. The security was purchased on
			December 17, 2014 at a cost of $4,184.
TOTAL COMMON STOCKS		$6,770,313
INVESTMENT COMPANIES - 2.90%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.90%
Cash Account Trust - Government & Agency	8,073,344	8,073
Portfolio - Government Cash Managed
First American Government Obligations Fund	128,158,539	128,159

See accompanying notes

		Schedule of Investments
LargeCap Growth Fund I
April 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		29.19%
Communications		17.28%
Technology		13.84%
Consumer, Cyclical		11.13%
Industrial		10.32%
Financial		8.75%
Energy		4.10%
Exchange Traded Funds		2.90%
Basic Materials		1.98%
Utilities		0.02%
Other Assets in Excess of Liabilities, Net		0.49%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	2,015	$211,716	$209,449	$(2,267)
Total					$(2,267)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2015 (unaudited)

COMMON STOCKS - 97.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.61%			Biotechnology (continued)
Alliance Data Systems Corp (a)	13,003	$3,866	Gilead Sciences Inc	71,551	$7,192
Interpublic Group of Cos Inc/The	5,857	122	Illumina Inc (a)	14,617	2,693
Omnicom Group Inc	2,284	173	Incyte Corp (a)	16,195	1,573
		$4,161	Myriad Genetics Inc (a)	908	30
			Regeneron Pharmaceuticals Inc (a)	5,065	2,317
Aerospace & Defense - 3.40%			United Therapeutics Corp (a)	663	106
Boeing Co/The	53,930	7,731	Vertex Pharmaceuticals Inc (a)	1,818	224
KLX Inc (a)	727	30			$27,420
Lockheed Martin Corp	37,328	6,966
Raytheon Co	19,399	2,017	Building Materials - 0.04%
Rockwell Collins Inc	1,652	161	Eagle Materials Inc	693	58
Spirit AeroSystems Holdings Inc (a)	1,552	79	Martin Marietta Materials Inc	856	122
Triumph Group Inc	168	10	Masco Corp	4,882	129
United Technologies Corp	54,279	6,174			$309
		$23,168
			Chemicals - 3.21%
Agriculture - 0.97%			Albemarle Corp	478	28
Altria Group Inc	17,692	885	Celanese Corp	187	12
Archer-Daniels-Midland Co	886	43	Cytec Industries Inc	175	10
Lorillard Inc	3,413	238	Dow Chemical Co/The	66,061	3,369
Philip Morris International Inc	63,295	5,284	Eastman Chemical Co	1,889	144
Reynolds American Inc	2,194	161	Ecolab Inc	47,786	5,351
		$6,611	EI du Pont de Nemours & Co	6,688	490
			Huntsman Corp	1,958	45
Airlines - 0.42%			International Flavors & Fragrances Inc	1,124	129
Alaska Air Group Inc	31,470	2,016	LyondellBasell Industries NV	3,701	383
American Airlines Group Inc	6,232	301	Monsanto Co	4,274	487
Copa Holdings SA	362	40	NewMarket Corp	124	55
Delta Air Lines Inc	611	27	PPG Industries Inc	11,726	2,598
Southwest Airlines Co	5,328	216	Praxair Inc	41,349	5,042
Spirit Airlines Inc (a)	1,006	69	RPM International Inc	1,706	81
United Continental Holdings Inc (a)	3,232	193	Sherwin-Williams Co/The	12,482	3,470
		$2,862	Sigma-Aldrich Corp	755	105
Apparel - 0.20%			Valspar Corp/The	1,170	95
Carter's Inc	742	74	Westlake Chemical Corp	484	38
Deckers Outdoor Corp (a)	478	35			$21,932
Hanesbrands Inc	4,129	128	Commercial Services - 1.88%
Michael Kors Holdings Ltd (a)	1,806	112	Automatic Data Processing Inc	4,305	364
Nike Inc	6,275	620	Avis Budget Group Inc (a)	1,444	78
Ralph Lauren Corp	614	82	Booz Allen Hamilton Holding Corp	959	26
Under Armour Inc (a)	1,340	104	Cintas Corp	1,113	89
VF Corp	3,050	221	Equifax Inc	904	88
		$1,376	FleetCor Technologies Inc (a)	741	119
Automobile Manufacturers - 0.05%			Global Payments Inc	934	94
PACCAR Inc	2,812	184	H&R Block Inc	3,790	115
Tesla Motors Inc (a)	732	165	KAR Auction Services Inc	779	29
		$349	MasterCard Inc	67,285	6,070
			McGraw Hill Financial Inc	2,109	220
Automobile Parts & Equipment - 0.40%			Moody's Corp	1,617	174
Allison Transmission Holdings Inc	1,867	57	Morningstar Inc	265	20
BorgWarner Inc	1,761	104	Quanta Services Inc (a)	715	21
Johnson Controls Inc	2,428	123	Robert Half International Inc	1,900	105
Lear Corp	900	100	SEI Investments Co	1,721	78
WABCO Holdings Inc (a)	18,705	2,328	ServiceMaster Global Holdings Inc (a)	377	13
		$2,712	Total System Services Inc	1,796	71
			United Rentals Inc (a)	1,346	130
Beverages - 2.52%			Verisk Analytics Inc (a)	63,380	4,756
Brown-Forman Corp	1,185	107	Western Union Co/The	7,446	151
Coca-Cola Co/The	156,527	6,349			$12,811
Constellation Brands Inc	1,159	134
Dr Pepper Snapple Group Inc	1,849	138	Computers - 9.43%
Keurig Green Mountain Inc	1,096	127	Accenture PLC - Class A	5,685	527
Monster Beverage Corp (a)	1,103	151	Apple Inc	323,695	40,510
PepsiCo Inc	106,912	10,170	Cognizant Technology Solutions Corp (a)	50,909	2,980
		$17,176	Diebold Inc	894	31
			DST Systems Inc	340	39
Biotechnology - 4.02%			EMC Corp/MA	325,204	8,751
Alexion Pharmaceuticals Inc (a)	32,046	5,423
			Genpact Ltd (a)	239	5
Amgen Inc	6,317	997	IHS Inc (a)	940	118
Biogen Inc (a)	15,900	5,946
BioMarin Pharmaceutical Inc (a)	1,218	136	International Business Machines Corp	54,489	9,334
Celgene Corp (a)	7,039	761	Jack Henry & Associates Inc	1,170	78
			NCR Corp (a)	219	6
Charles River Laboratories International Inc	317	22	NetApp Inc	1,554	56
(a)
			SanDisk Corp	1,385	93

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Engineering & Construction (continued)
Teradata Corp (a)	40,528	$1,783	SBA Communications Corp (a)	43,984	$5,094
		$64,311			$5,233

Consumer Products - 0.39%			Entertainment - 0.02%
Avery Dennison Corp	457	25	Cinemark Holdings Inc	1,581	68
Church & Dwight Co Inc	27,165	2,205	Six Flags Entertainment Corp	1,008	47
Clorox Co/The	1,491	158			$115
Kimberly-Clark Corp	2,405	264
		$2,652	Environmental Control - 0.98%
			Clean Harbors Inc (a)	621	34
Cosmetics & Personal Care - 0.51%			Stericycle Inc (a)	49,253	6,572
Colgate-Palmolive Co	6,303	424	Waste Connections Inc	1,041	49
Estee Lauder Cos Inc/The	36,463	2,965	Waste Management Inc	657	33
Procter & Gamble Co/The	1,187	94			$6,688
		$3,483
			Food - 2.06%
Distribution & Wholesale - 0.09%			Campbell Soup Co	1,600	72
Fastenal Co	4,066	173	ConAgra Foods Inc	52,819	1,909
Fossil Group Inc (a)	644	54	General Mills Inc	101,764	5,631
Genuine Parts Co	1,271	114	Hershey Co/The	1,158	106
HD Supply Holdings Inc (a)	1,464	49	Hormel Foods Corp	1,850	101
LKQ Corp (a)	4,180	113	Ingredion Inc	155	12
WW Grainger Inc	504	125	Kellogg Co	1,804	114
		$628	Kraft Foods Group Inc	4,585	389
			Kroger Co/The	80,992	5,582
Diversified Financial Services - 3.45%			Sysco Corp	3,039	112
Affiliated Managers Group Inc (a)	757	171
Ally Financial Inc (a)	3,317	73	Tyson Foods Inc	332	13
American Express Co	59,648	4,619			$14,041
Ameriprise Financial Inc	919	115	Forest Products & Paper - 0.01%
BlackRock Inc	426	155	International Paper Co	928	50
Federated Investors Inc	955	33	Veritiv Corp (a)	27	1
Franklin Resources Inc	65,707	3,388			$51
Intercontinental Exchange Inc	669	150
Invesco Ltd	913	38	Hand & Machine Tools - 0.01%
Lazard Ltd	1,708	91	Lincoln Electric Holdings Inc	380	25
LPL Financial Holdings Inc	1,197	48	Snap-on Inc	130	20
Santander Consumer USA Holdings Inc	79	2	Stanley Black &Decker Inc	242	24
Synchrony Financial (a)	1,285	40			$69
T Rowe Price Group Inc	2,249	183	Healthcare - Products - 2.04%
Visa Inc	218,075	14,404	Align Technology Inc (a)	1,118	66
Waddell & Reed Financial Inc	1,178	58	Baxter International Inc	4,777	328
		$23,568	Becton Dickinson and Co	1,701	240
Electric- 0.02%			CR Bard Inc	12,634	2,105
Calpine Corp (a)	763	17	Danaher Corp	51,785	4,240
Dominion Resources Inc/VA	491	35	DENTSPLY International Inc	53,220	2,714
			Edwards Lifesciences Corp (a)	928	118
ITC Holdings Corp	2,057	74	Henry Schein Inc (a)	1,169	160
		$126	IDEXX Laboratories Inc (a)	653	82
Electrical Components & Equipment - 0.31%			Intuitive Surgical Inc (a)	6,800	3,372
AMETEK Inc	2,124	111	Patterson Cos Inc	155	7
Emerson Electric Co	4,536	267	ResMed Inc	1,922	123
Generac Holdings Inc (a)	40,713	1,697	Sirona Dental Systems Inc (a)	491	46
Hubbell Inc	132	15	St Jude Medical Inc	1,612	113
		$2,090	Stryker Corp	1,761	162
			Zimmer Holdings Inc	174	19
Electronics - 1.22%					$13,895
Agilent Technologies Inc	664	27
Amphenol Corp	2,421	134	Healthcare - Services - 0.62%
Avnet Inc	390	17	Aetna Inc	1,473	157
Corning Inc	4,194	88	Centene Corp (a)	1,594	99
Gentex Corp/MI	2,376	41	Cigna Corp	289	36
GoPro Inc (a)	183	9	DaVita HealthCare Partners Inc (a)	853	69
Honeywell International Inc	44,737	4,515	HCA Holdings Inc (a)	430	32
Keysight Technologies Inc (a)	333	11	Laboratory Corp of America Holdings (a)	31,661	3,786
Mettler-Toledo International Inc (a)	5,111	1,620	Mednax Inc (a)	907	64
Thermo Fisher Scientific Inc	1,246	157	Premier Inc (a)	441	17
Tyco International PLC	3,213	127			$4,260
Waters Corp (a)	12,574	1,574
		$8,320	Home Builders - 0.02%
			NVR Inc (a)	58	77
Engineering & Construction - 0.77%			Thor Industries Inc	637	38
Chicago Bridge & Iron Co NV ADR	1,360	65			$115
Fluor Corp	1,237	74
			Home Furnishings - 0.03%
			Harman International Industries Inc	942	123

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Media - 6.03%
Leggett & Platt Inc	946	$40	Cablevision Systems Corp	2,705	$54
Whirlpool Corp	99	17	CBS Corp	3,476	216
		$180	Charter Communications Inc (a)	612	114
			Comcast Corp - Class A	355,557	20,537
Housewares - 0.03%			DIRECTV (a)	30,852	2,798
Newell Rubbermaid Inc	2,270	87	FactSet Research Systems Inc	585	92
Scotts Miracle-Gro Co/The	622	40	Nielsen NV	2,908	131
Toro Co	781	52	Scripps Networks Interactive Inc	1,460	102
Tupperware Brands Corp	699	47	Sirius XM Holdings Inc (a)	532,200	2,103
		$226	Starz (a)	1,135	45
Insurance - 0.49%			Time Warner Cable Inc	2,504	389
Aflac Inc	16,986	1,071	Twenty-First Century Fox Inc - A Shares	12,607	430
American Financial Group Inc/OH	209	13	Viacom Inc	3,623	252
American International Group Inc	31,361	1,765	Walt Disney Co/The	127,370	13,847
Aon PLC	1,950	188			$41,110
Arthur J Gallagher & Co	2,057	99	Metal Fabrication & Hardware - 0.04%
Erie Indemnity Co	338	28	PrecisionCastparts Corp	1,253	259
Marsh & McLennan Cos Inc	3,170	178	Valmont Industries Inc	37	5
Reinsurance Group of America Inc	266	24			$264
		$3,366
			Mining - 0.01%
Internet - 7.77%			Compass Minerals International Inc	464	41
Amazon.com Inc (a)	6,613	2,789
CDW Corp/DE	1,206	46
eBay Inc (a)	9,778	570	Miscellaneous Manufacturing - 2.19%
Equinix Inc	409	105	3M Co	73,922	11,561
Expedia Inc	70,373	6,631	AO Smith Corp	469	30
F5 Networks Inc (a)	1,047	128	AptarGroup Inc	205	13
Facebook Inc (a)	124,719	9,824	Crane Co	247	15
Google Inc - A Shares (a)	31,755	17,426	Donaldson Co Inc	1,807	67
Google Inc - C Shares (a)	2,197	1,180	Dover Corp	1,698	129
Liberty Interactive Corp (a)	3,392	97	Illinois Tool Works Inc	2,801	262
LinkedIn Corp (a)	8,827	2,226	Parker-Hannifin Corp	23,624	2,820
Netflix Inc (a)	462	257	Pentair PLC	186	12
Pandora Media Inc (a)	101,278	1,807	Trinity Industries Inc	1,643	44
Priceline Group Inc/The (a)	400	495			$14,953
Splunk Inc (a)	26,104	1,732
Twitter Inc (a)	3,970	155	Office & Business Equipment - 0.00%
VeriSign Inc (a)	102,206	6,491	Pitney Bowes Inc	1,278	29
Yelp Inc (a)	27,335	1,077
		$53,036	Oil & Gas - 2.56%
			Atwood Oceanics Inc	215	7
Iron & Steel - 0.11%			Cheniere Energy Inc (a)	1,833	140
United States Steel Corp	30,792	740	Chesapeake Energy Corp	1,675	26
			Cimarex Energy Co	145	18
			Concho Resources Inc (a)	26,759	3,389
Leisure Products & Services - 0.26%
Harley-Davidson Inc	28,862	1,622	EOG Resources Inc	4,749	470
Norwegian Cruise Line Holdings Ltd (a)	1,164	56	EQT Corp	1,904	171
Polaris Industries Inc	902	124	Exxon Mobil Corp	87,816	7,673
		$1,802	Helmerich & Payne Inc	904	71
			HollyFrontier Corp	502	20
Lodging - 1.01%			Kosmos Energy Ltd (a)	1,462	14
Hilton Worldwide Holdings Inc (a)	1,872	54	Laredo Petroleum Inc (a)	951	15
Las Vegas Sands Corp	42,056	2,224	Marathon Petroleum Corp	1,679	166
Marriott International Inc/MD	36,661	2,935	Murphy USA Inc (a)	300	20
MGM Resorts International (a)	72,415	1,531	Noble Energy Inc	3,522	179
Wyndham Worldwide Corp	1,651	141	Oasis Petroleum Inc (a)	1,397	25
		$6,885	Patterson-UTI Energy Inc	1,019	23
Machinery - Construction & Mining - 0.88%			PBF Energy Inc	439	12
Caterpillar Inc	68,973	5,992	Phillips 66	2,079	165
			Pioneer Natural Resources Co	1,102	190
			Range Resources Corp	2,245	143
Machinery - Diversified - 0.50%			Seadrill Ltd	1,457	19
Cummins Inc	1,591	220	SM Energy Co	927	54
Deere & Co	1,044	95	Southwestern Energy Co (a)	151,147	4,236
Flowserve Corp	1,899	111	Tesoro Corp	769	66
Graco Inc	838	60	Valero Energy Corp	1,761	100
IDEX Corp	1,019	77	Whiting Petroleum Corp (a)	820	31
Rockwell Automation Inc	1,198	142			$17,443
Roper Technologies Inc	625	105
Wabtec Corp/DE	27,066	2,545	Oil & Gas Services - 1.86%
Xylem Inc/NY	1,841	68	Baker Hughes Inc	499	34
		$3,423	Cameron International Corp (a)	1,804	99
			Dresser-Rand Group Inc (a)	1,058	87

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services (continued)			REITS (continued)
Dril-Quip Inc (a)	566	$45	Ventas Inc	1,923	$132
FMC Technologies Inc (a)	3,250	143	VornadoRealtyTrust	582	60
Halliburton Co	71,679	3,508	Weyerhaeuser Co	765	24
National Oilwell Varco Inc	13,654	743			$4,821
Oceaneering International Inc	1,365	75
RPC Inc	1,009	16	Retail - 10.69%
Schlumberger Ltd	83,384	7,890	Advance Auto Parts Inc	1,009	144
			AutoNation Inc (a)	952	59
Superior Energy Services Inc	215	6	AutoZone Inc (a)	12,878	8,663
Targa Resources Corp	522	55	Bed Bath & Beyond Inc (a)	61,326	4,321
		$12,701	Best Buy Co Inc	1,186	41
Packaging & Containers - 0.08%			Big Lots Inc	219	10
Ball Corp	1,927	142	Brinker International Inc	899	50
Crown Holdings Inc (a)	1,916	104	CarMax Inc (a)	2,099	143
Owens-Illinois Inc (a)	1,369	33	Chipotle Mexican Grill Inc (a)	3,852	2,394
Packaging Corp of America	1,359	94	Coach Inc	3,790	145
Sealed Air Corp	2,985	136	Copart Inc (a)	1,557	55
Silgan Holdings Inc	602	32	Costco Wholesale Corp	34,991	5,005
		$541	CST Brands Inc	891	37
			CVS Health Corp	52,343	5,197
Pharmaceuticals - 8.49%			Dick's Sporting Goods Inc	230	12
Abbott Laboratories	137,580	6,386	Dillard's Inc	225	30
AbbVie Inc	127,068	8,216	Dollar General Corp	2,085	152
Actavis PLC (a)	2,920	826	Dollar Tree Inc (a)	64,109	4,899
AmerisourceBergen Corp	1,988	227	Domino's Pizza Inc	769	83
Bristol-Myers Squibb Co	5,199	331	Foot Locker Inc	292	17
Cardinal Health Inc	27,386	2,310	Gap Inc/The	54,502	2,160
Catamaran Corp (a)	2,859	170
Endo International PLC (a)	1,274	107	GNC Holdings Inc	1,260	54
Express Scripts Holding Co (a)	159,714	13,799	Home Depot Inc/The	59,924	6,411
Herbalife Ltd (a)	1,053	44	Kohl's Corp	158	11
Jazz Pharmaceuticals PLC (a)	7,217	1,290	L Brands Inc	1,199	107
			Lowe's Cos Inc	9,153	630
Johnson & Johnson	99,793	9,900	Macy's Inc	54,525	3,524
McKesson Corp	20,540	4,589	McDonald's Corp	7,612	735
Mead Johnson Nutrition Co	46,687	4,478	Michaels Cos Inc/The (a)	356	9
Merck & Co Inc	3,601	214	MSC Industrial Direct Co Inc	656	47
Mylan NV (a)	2,883	208	O'Reilly Automotive Inc (a)	24,178	5,267
Pfizer Inc	46,553	1,580	Panera Bread Co (a)	340	62
Pharmacyclics Inc (a)	469	120
Quintiles Transnational Holdings Inc (a)	350	23	Penske Automotive Group Inc	262	13
			PVH Corp	987	102
Teva Pharmaceutical Industries Ltd ADR	22,597	1,365	Rite Aid Corp (a)	9,012	69
Zoetis Inc	39,808	1,769	Ross Stores Inc	33,903	3,353
		$57,952	Sally Beauty Holdings Inc (a)	1,645	51
Pipelines - 0.07%			Starbucks Corp	13,526	671
Kinder Morgan Inc/DE	3,335	143	Target Corp	885	70
Williams Cos Inc/The	6,492	333	TJX Cos Inc/The	137,488	8,874
		$476	Tractor Supply Co	1,915	165
			Ulta Salon Cosmetics & Fragrance Inc (a)	889	134
Real Estate - 0.03%			Urban Outfitters Inc (a)	1,057	42
CBRE Group Inc (a)	3,872	149	Walgreens Boots Alliance Inc	6,756	560
Jones Lang LaSalle Inc	165	27	Wal-Mart Stores Inc	101,909	7,954
		$176	Williams-Sonoma Inc	1,302	96
			World Fuel Services Corp	277	15
REITS - 0.71%
American Tower Corp	3,053	289	Yum! Brands Inc	3,400	292
Apartment Investment & Management Co	1,144	43			$72,935
Boston Properties Inc	254	34	Semiconductors - 3.06%
Columbia Property Trust Inc	384	10	Altera Corp	63,805	2,660
Crown Castle International Corp	2,913	243	Applied Materials Inc	6,263	124
Equity LifeStyle Properties Inc	834	44	Avago Technologies Ltd	1,924	225
Extra Space Storage Inc	1,603	106	Intel Corp	3,653	119
Federal Realty Investment Trust	618	83	Micron Technology Inc (a)	8,103	228
Health Care REIT Inc	1,483	107	NVIDIA Corp	1,268	28
Healthcare Trust of America Inc	289	7	ON Semiconductor Corp (a)	3,129	36
Iron Mountain Inc	2,284	79	Qualcomm Inc	210,655	14,324
Lamar Advertising Co	1,097	64	Skyworks Solutions Inc	16,204	1,495
NorthStar Realty Finance Corp	644	12	Texas Instruments Inc	9,317	505
Omega Healthcare Investors Inc	570	21	Xilinx Inc	25,856	1,121
Plum Creek Timber Co Inc	1,184	50			$20,865
Public Storage	1,162	218
Simon Property Group Inc	17,080	3,100	Shipbuilding - 0.01%
Tanger Factory Outlet Centers Inc	786	26	Huntington Ingalls Industries Inc	573	75
Taubman Centers Inc	819	59
Urban Edge Properties	430	10

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Software - 5.90%				Consumer, Non-cyclical	23.52%
Activision Blizzard Inc	4,482	$102
Adobe Systems Inc (a)	39,916	3,036		Technology	18.37%
Akamai Technologies Inc (a)	1,379	102		Communications	16.64%
Broadridge Financial Solutions Inc	1,669	90		Industrial	13.28%
CernerCorp(a)	33,613	2,413		Consumer, Cyclical	13.22%
Citrix Systems Inc (a)	2,050	138		Financial	4.68%
Dun & Bradstreet Corp/The	182	23		Energy	4.49%
Electronic Arts Inc (a)	45,199	2,626		Basic Materials	3.34%
Fidelity National Information Services Inc	495	31		Exchange Traded Funds	2.48%
Fiserv Inc (a)	41,466	3,218		Utilities	0.02%
Intuit Inc	65,634	6,585		Liabilities in Excess of Other Assets, Net	(0.04)%
Microsoft Corp	48,245	2,347		TOTAL NET ASSETS	100.00%
NetSuite Inc (a)	17,773	1,699
Oracle Corp	390,868	17,050
Paychex Inc	2,607	126
Red Hat Inc (a)	1,701	128
Salesforce.com inc (a)	4,729	344
SolarWinds Inc (a)	910	44
Tableau Software Inc (a)	521	51
Veeva Systems Inc (a)	522	14
VMware Inc (a)	1,213	107
		$40,274

Telecommunications - 2.23%
ARRIS Group Inc (a)	1,741	59
CenturyLink Inc	484	17
Cisco Systems Inc	81,266	2,343
Harris Corp	303	24
Level 3 Communications Inc (a)	2,143	120
Verizon Communications Inc	250,852	12,653
		$15,216

Transportation - 2.85%
CH Robinson Worldwide Inc	2,052	132
Expeditors International of Washington Inc	98,049	4,494
FedEx Corp	22,820	3,870
Genesee & Wyoming Inc (a)	328	30
Kirby Corp (a)	788	62
Landstar System Inc	622	39
Norfolk Southern Corp	907	91
Old Dominion Freight Line Inc (a)	870	62
Union Pacific Corp	95,259	10,119
United Parcel Service Inc	5,462	549
		$19,448

Trucking & Leasing - 0.00%
AMERCO	56	18

TOTAL COMMON STOCKS		$665,520
INVESTMENT COMPANIES - 2.48%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.48%
Cash Account Trust - Government & Agency	885,756	886
Portfolio - Government Cash Managed
First American Government Obligations Fund	8,265,609	8,265
Morgan Stanley Institutional Liquidity Funds -	7,756,013	7,756
Government Portfolio
		$16,907
TOTAL INVESTMENT COMPANIES		$16,907
Total Investments		$682,427
Liabilities in Excess of Other Assets, Net - (0.04)%			$(282)
TOTAL NET ASSETS - 100.00%		$682,145

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	171	$17,735	$17,775	$40
Total					$40
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 96.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.24%			Beverages - 2.10%
Alliance Data Systems Corp (a)	15,904	$4,729	Brown-Forman Corp	39,460	$3,560
Interpublic Group of Cos Inc/The	104,416	2,176	Coca-Cola Co/The	995,096	40,361
Omnicom Group Inc	62,477	4,733	Coca-Cola Enterprises Inc	54,947	2,440
		$11,638	Constellation Brands Inc	42,624	4,942
			Dr Pepper Snapple Group Inc	48,864	3,644
Aerospace & Defense - 1.91%			Keurig Green Mountain Inc	30,705	3,573
Boeing Co/The	165,885	23,778	Molson Coors Brewing Co	40,480	2,976
General Dynamics Corp	79,797	10,958	Monster Beverage Corp (a)	37,025	5,077
L-3 Communications Holdings Inc	20,898	2,401	PepsiCo Inc	375,379	35,706
Lockheed Martin Corp	67,927	12,675			$102,279
Northrop Grumman Corp	50,242	7,739
Raytheon Co	77,823	8,094	Biotechnology - 2.82%
Rockwell Collins Inc	33,666	3,277	Alexion Pharmaceuticals Inc (a)	51,189	8,663
United Technologies Corp	209,258	23,803	Amgen Inc	192,165	30,345
		$92,725	Biogen Inc (a)	59,410	22,215
			Celgene Corp (a)	202,732	21,907
Agriculture - 1.59%			Gilead Sciences Inc	377,160	37,908
Altria Group Inc	498,689	24,959	Regeneron Pharmaceuticals Inc (a)	18,682	8,546
Archer-Daniels-Midland Co	160,620	7,851	Vertex Pharmaceuticals Inc (a)	61,303	7,558
Lorillard Inc	91,173	6,369			$137,142
Philip Morris International Inc	391,728	32,698
Reynolds American Inc	78,031	5,720	Building Materials - 0.15%
		$77,597	Martin Marietta Materials Inc	15,656	2,233
			Masco Corp	88,514	2,345
Airlines - 0.51%			Vulcan Materials Co	33,453	2,861
American Airlines Group Inc	181,632	8,770			$7,439
Delta Air Lines Inc	208,729	9,318
Southwest Airlines Co	171,181	6,943	Chemicals - 2.30%
		$25,031	Air Products & Chemicals Inc	48,835	7,004
			Airgas Inc	17,120	1,734
Apparel - 0.73%			CF Industries Holdings Inc	12,132	3,488
Hanesbrands Inc	101,494	3,155	Dow Chemical Co/The	275,572	14,054
Michael Kors Holdings Ltd (a)	50,837	3,145	Eastman Chemical Co	37,641	2,869
Nike Inc	177,207	17,515	Ecolab Inc	68,200	7,637
Ralph Lauren Corp	15,256	2,035	EI du Pont de Nemours & Co	229,277	16,783
Under Armour Inc (a)	42,251	3,277	FMC Corp	33,759	2,002
VF Corp	86,695	6,279	International Flavors & Fragrances Inc	20,447	2,346
		$35,406	LyondellBasell Industries NV	100,285	10,382
Automobile Manufacturers - 0.69%			Monsanto Co	122,381	13,947
Ford Motor Co	1,001,762	15,828	Mosaic Co/The	78,746	3,465
General Motors Co	342,545	12,009	PPG Industries Inc	34,451	7,633
PACCAR Inc	89,773	5,867	Praxair Inc	73,129	8,917
		$33,704	Sherwin-Williams Co/The	20,426	5,678
			Sigma-Aldrich Corp	30,242	4,201
Automobile Parts & Equipment - 0.41%					$112,140
BorgWarner Inc	57,340	3,395
Delphi Automotive PLC	73,506	6,101	Coal - 0.04%
Goodyear Tire & Rubber Co/The	68,260	1,936	Consol Energy Inc	58,309	1,894
Johnson Controls Inc	166,445	8,385
		$19,817	Commercial Services - 1.30%
			ADT Corp/The	43,341	1,630
Banks - 7.05%
Bank of America Corp	2,663,867	42,435	Automatic Data Processing Inc	120,321	10,172
Bank of New York Mellon Corp/The	282,069	11,943	Cintas Corp	24,660	1,971
BB&T Corp	182,527	6,989	Equifax Inc	30,257	2,933
Capital One Financial Corp	139,678	11,293	H&R Block Inc	69,701	2,108
Citigroup Inc	768,261	40,964	MasterCard Inc	247,198	22,300
Comerica Inc	45,165	2,141	McGraw Hill Financial Inc	69,258	7,224
Fifth Third Bancorp	206,322	4,126	Moody's Corp	45,026	4,841
			Quanta Services Inc (a)	53,547	1,548
Goldman Sachs Group Inc/The	102,589	20,151
Huntington Bancshares Inc/OH	205,122	2,228	Robert Half International Inc	34,221	1,897
JP Morgan Chase & Co	944,119	59,725	Total System Services Inc	41,706	1,650
			United Rentals Inc (a)	24,442	2,360
KeyCorp	216,593	3,130
M&T Bank Corp	33,657	4,028	Western Union Co/The	132,045	2,678
Morgan Stanley	390,418	14,567			$63,312
Northern Trust Corp	55,578	4,066	Computers - 6.12%
PNC Financial Services Group Inc/The	131,854	12,095	Accenture PLC - Class A	159,060	14,737
Regions Financial Corp	340,060	3,343	Apple Inc	1,474,998	184,596
State Street Corp	104,401	8,051	Cognizant Technology Solutions Corp (a)	154,372	9,037
SunTrust Banks Inc	132,828	5,512	Computer Sciences Corp	35,717	2,302
US Bancorp/MN	451,049	19,336	EMC Corp/MA	503,442	13,547
Wells Fargo & Co	1,187,286	65,419	Hewlett-Packard Co	460,259	15,175
Zions Bancorporation	51,388	1,456	International Business Machines Corp	232,776	39,872
		$342,998	NetApp Inc	78,945	2,862
			SanDisk Corp	53,941	3,611

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.36%
Seagate Technology PLC	83,145	$4,882	Agilent Technologies Inc	85,036	$3,518
Teradata Corp (a)	36,756	1,617	Allegion PLC	24,312	1,487
Western Digital Corp	54,994	5,375	Amphenol Corp	78,551	4,349
		$297,613	Corning Inc	321,940	6,738
			FLIR Systems Inc	35,399	1,093
Consumer Products - 0.31%			Garmin Ltd	30,600	1,383
Avery Dennison Corp	22,916	1,274	Honeywell International Inc	198,193	20,002
Clorox Co/The	33,218	3,524	PerkinElmer Inc	28,622	1,467
Kimberly-Clark Corp	92,547	10,152	TE Connectivity Ltd	102,866	6,846
		$14,950	Thermo Fisher Scientific Inc	100,477	12,628
Cosmetics & Personal Care - 1.51%			Tyco International PLC	106,367	4,189
Colgate-Palmolive Co	215,917	14,527	Waters Corp (a)	21,025	2,632
Estee Lauder Cos Inc/The	56,486	4,591			$66,332
Procter & Gamble Co/The	683,849	54,373	Energy - Alternate Sources - 0.02%
		$73,491	First Solar Inc (a)	19,047	1,137
Distribution & Wholesale - 0.23%
Fastenal Co	68,841	2,934	Engineering & Construction - 0.07%
Fossil Group Inc (a)	11,226	943	Fluor Corp	37,424	2,251
Genuine Parts Co	38,667	3,474	Jacobs Engineering Group Inc (a)	32,490	1,392
WW Grainger Inc	15,200	3,776			$3,643
		$11,127
			Environmental Control - 0.22%
Diversified Financial Services - 2.49%			Republic Services Inc	63,477	2,579
Affiliated Managers Group Inc (a)	13,825	3,126	Stericycle Inc (a)	21,509	2,870
American Express Co	221,952	17,190	Waste Management Inc	108,126	5,355
Ameriprise Financial Inc	46,216	5,790			$10,804
BlackRock Inc	32,125	11,692
Charles Schwab Corp/The	292,157	8,911	Food - 1.63%
CME Group Inc/IL	80,300	7,300	Campbell Soup Co	45,004	2,012
Discover Financial Services	113,253	6,565	ConAgra Foods Inc	107,854	3,899
E*Trade Financial Corp (a)	73,136	2,106	General Mills Inc	152,886	8,461
Franklin Resources Inc	99,202	5,115	Hershey Co/The	37,466	3,444
Intercontinental Exchange Inc	28,363	6,368	Hormel Foods Corp	34,104	1,853
Invesco Ltd	108,692	4,502	JM Smucker Co/The	24,715	2,865
Legg Mason Inc	25,105	1,322	Kellogg Co	64,108	4,060
NASDAQ OMX Group Inc/The	29,926	1,455	Kraft Foods Group Inc	148,895	12,619
Navient Corp	101,661	1,986	Kroger Co/The	124,417	8,574
T Rowe Price Group Inc	66,023	5,360	McCormick & Co Inc/MD	32,481	2,446
Visa Inc	491,247	32,447	Mondelez International Inc	417,697	16,027
		$121,235	Sysco Corp	149,998	5,554
			Tyson Foods Inc	73,987	2,922
Electric - 2.60%			Whole Foods Market Inc	91,355	4,363
AES Corp/VA	163,693	2,169			$79,099
Ameren Corp	61,442	2,515
American Electric Power Co Inc	123,985	7,051	Forest Products & Paper - 0.12%
CMS Energy Corp	69,754	2,367	International Paper Co	107,076	5,752
Consolidated Edison Inc	74,168	4,565
Dominion Resources Inc/VA	148,933	10,676	Gas - 0.28%
DTE Energy Co	44,879	3,574	AGL Resources Inc	30,300	1,523
Duke Energy Corp	179,172	13,898	CenterPoint Energy Inc	108,838	2,282
Edison International	82,504	5,028	NiSource Inc	80,074	3,477
Entergy Corp	45,703	3,527	Sempra Energy	58,634	6,225
Eversource Energy	80,222	3,912			$13,507
Exelon Corp	217,734	7,407
FirstEnergy Corp	106,655	3,830	Hand & Machine Tools - 0.13%
Integrys Energy Group Inc	20,140	1,472	Snap-on Inc	14,719	2,201
NextEra Energy Inc	112,295	11,334	Stanley Black &Decker Inc	39,860	3,934
NRG Energy Inc	85,514	2,158			$6,135
Pepco Holdings Inc	64,020	1,663
PG&E Corp	120,637	6,384	Healthcare - Products - 2.02%
Pinnacle West Capital Corp	28,001	1,714	Baxter International Inc	137,397	9,445
PPL Corp	168,896	5,748	Becton Dickinson and Co	52,870	7,448
			Boston Scientific Corp (a)	336,924	6,004
Public Service Enterprise Group Inc	128,178	5,325
SCANA Corp	36,191	1,917	CR Bard Inc	18,805	3,132
Southern Co/The	230,408	10,207	Danaher Corp	155,489	12,731
TECO Energy Inc	59,642	1,130	DENTSPLY International Inc	35,541	1,813
			Edwards Lifesciences Corp (a)	27,308	3,459
Wisconsin Energy Corp	57,105	2,805	Henry Schein Inc (a)	21,221	2,909
Xcel Energy Inc	128,129	4,345	Intuitive Surgical Inc (a)	9,268	4,597
		$126,721	Medtronic PLC	360,869	26,867
Electrical Components & Equipment - 0.28%			Patterson Cos Inc	21,697	1,019
AMETEK Inc	61,045	3,200	St Jude Medical Inc	71,228	4,989
Emerson Electric Co	173,513	10,208	Stryker Corp	75,769	6,989
		$13,408	Varian Medical Systems Inc (a)	25,341	2,251

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Zimmer Holdings Inc	43,024	$4,726	Yahoo! Inc (a)	220,458	$9,384
		$98,379			$228,226

Healthcare - Services - 1.64%			Iron & Steel - 0.10%
Aetna Inc	89,060	9,518	Allegheny Technologies Inc	27,508	935
Anthem Inc	67,558	10,197	Nucor Corp	80,792	3,947
Cigna Corp	65,445	8,157			$4,882
DaVita HealthCare Partners Inc (a)	43,717	3,545
HCA Holdings Inc (a)	74,551	5,517	Leisure Products & Services - 0.22%
Humana Inc	37,885	6,274	Carnival Corp	114,065	5,015
Laboratory Corp of America Holdings (a)	25,399	3,037	Harley-Davidson Inc	53,564	3,011
Quest Diagnostics Inc	36,543	2,610	Royal Caribbean Cruises Ltd	41,711	2,839
Tenet Healthcare Corp (a)	24,942	1,194			$10,865
UnitedHealth Group Inc	241,503	26,903	Lodging - 0.26%
Universal Health Services Inc	23,051	2,696	Marriott International Inc/MD	52,522	4,205
		$79,648	Starwood Hotels & Resorts Worldwide Inc	43,477	3,737
Holding Companies - Diversified - 0.04%			Wyndham Worldwide Corp	30,529	2,607
Leucadia National Corp	79,846	1,898	Wynn Resorts Ltd	20,513	2,278
					$12,827

Home Builders - 0.12%			Machinery - Construction & Mining - 0.30%
DR Horton Inc	84,203	2,139	Caterpillar Inc	153,499	13,336
Lennar Corp	45,209	2,071	Joy Global Inc	24,658	1,051
Pulte Group Inc	83,914	1,619			$14,387
		$5,829	Machinery - Diversified - 0.53%
Home Furnishings - 0.15%			Cummins Inc	42,649	5,897
Harman International Industries Inc	17,378	2,266	Deere & Co	85,970	7,782
Leggett & Platt Inc	35,033	1,488	Flowserve Corp	34,113	1,997
Whirlpool Corp	19,778	3,473	Rockwell Automation Inc	34,313	4,069
		$7,227	Roper Technologies Inc	25,413	4,274
			Xylem Inc/NY	46,166	1,709
Housewares - 0.05%					$25,728
Newell Rubbermaid Inc	68,650	2,618
			Media - 3.36%
			Cablevision Systems Corp	55,551	1,110
Insurance - 3.82%			CBS Corp	115,849	7,198
ACE Ltd	82,893	8,869	Comcast Corp - Class A	643,473	37,167
Aflac Inc	111,142	7,006	DIRECTV (a)	127,323	11,549
Allstate Corp/The	105,451	7,346	Discovery Communications Inc - A Shares (a)	37,639	1,218
American International Group Inc	347,540	19,563	Discovery Communications Inc - C Shares (a)	68,440	2,069
Aon PLC	70,968	6,829	Gannett Co Inc	57,445	1,972
Assurant Inc	17,439	1,072	News Corp (a)	126,468	1,996
Berkshire Hathaway Inc - Class B (a)	461,811	65,212	Nielsen NV	79,912	3,591
Chubb Corp/The	58,459	5,750	Scripps Networks Interactive Inc	24,672	1,724
Cincinnati Financial Corp	37,415	1,895	Time Warner Cable Inc	71,132	11,062
Genworth Financial Inc (a)	125,779	1,106	Time Warner Inc	210,312	17,752
Hartford Financial Services Group Inc/The	106,596	4,346	Twenty-First Century Fox Inc - A Shares	463,024	15,780
Lincoln National Corp	64,925	3,668	Viacom Inc	92,475	6,422
Loews Corp	75,598	3,148	Walt Disney Co/The	395,948	43,047
Marsh & McLennan Cos Inc	136,434	7,662			$163,657
MetLife Inc	282,968	14,513
Progressive Corp/The	135,712	3,618	Metal Fabrication & Hardware - 0.15%
Prudential Financial Inc	114,965	9,381	Precision Castparts Corp	35,900	7,420
Torchmark Corp	32,187	1,806
Travelers Cos Inc/The	81,380	8,228	Mining - 0.28%
Unum Group	63,667	2,175	Alcoa Inc	309,508	4,154
XL Group PLC	76,467	2,835	Freeport-McMoRan Inc	263,324	6,127
		$186,028	Newmont Mining Corp	126,324	3,346
Internet - 4.69%					$13,627
Amazon.com Inc (a)	96,428	40,671
eBay Inc (a)	278,841	16,245	Miscellaneous Manufacturing - 2.69%
			3M Co	160,736	25,138
Equinix Inc	14,301	3,660	Dover Corp	41,287	3,126
Expedia Inc	25,029	2,359	Eaton Corp PLC	120,182	8,260
F5 Networks Inc (a)	18,267	2,229
Facebook Inc (a)	531,592	41,874	General Electric Co	2,548,734	69,020
Google Inc - A Shares (a)	72,313	39,683	Illinois Tool Works Inc	88,400	8,273
Google Inc - C Shares (a)	72,662	39,044	Ingersoll-Rand PLC	66,680	4,390
Netflix Inc (a)	15,319	8,525	Pall Corp	27,006	2,628
Priceline Group Inc/The (a)	13,153	16,281	Parker-Hannifin Corp	36,073	4,306
			Pentair PLC	46,200	2,871
Symantec Corp	172,798	4,307	Textron Inc	70,103	3,083
TripAdvisor Inc (a)	28,231	2,272
VeriSign Inc (a)	26,638	1,692			$131,095

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.09%			Pipelines - 0.74%
Pitney Bowes Inc	51,056	$1,142	Kinder Morgan Inc/DE	431,513	$18,534
Xerox Corp	264,723	3,044	ONEOK Inc	52,772	2,538
		$4,186	Spectra Energy Corp	169,939	6,330
			Williams Cos Inc/The	170,449	8,725
Oil & Gas - 6.16%					$36,127
Anadarko Petroleum Corp	128,298	12,073
Apache Corp	95,422	6,527	Publicly Traded Investment Fund - 0.33%
Cabot Oil & Gas Corp	104,627	3,538	iShares Core S&P 500 ETF	77,069	16,173
Chesapeake Energy Corp	131,019	2,066
Chevron Corp	476,117	52,878
			Real Estate - 0.06%
Cimarex Energy Co	22,182	2,759	CBRE Group Inc (a)	70,838	2,716
ConocoPhillips	311,842	21,180
Devon Energy Corp	97,856	6,675
Diamond Offshore Drilling Inc	17,018	570	REITS - 2.36%
Ensco PLC	59,334	1,619	American Tower Corp	107,004	10,115
EOG Resources Inc	138,881	13,742	Apartment Investment & Management Co	39,574	1,493
EQT Corp	38,463	3,459	AvalonBay Communities Inc	33,439	5,495
Exxon Mobil Corp	1,062,220	92,806	Boston Properties Inc	38,791	5,133
Helmerich & Payne Inc	27,258	2,125	Crown Castle International Corp	84,542	7,062
Hess Corp	61,524	4,731	Equity Residential	92,124	6,804
Marathon Oil Corp	170,915	5,315	Essex Property Trust Inc	16,492	3,660
Marathon Petroleum Corp	69,147	6,816	General Growth Properties Inc	159,100	4,359
Murphy Oil Corp	42,251	2,012	HCP Inc	116,678	4,701
Newfield Exploration Co (a)	40,715	1,598	Health Care REIT Inc	88,493	6,373
Noble Corp PLC	61,270	1,061	Host Hotels & Resorts Inc	191,826	3,863
Noble Energy Inc	97,937	4,967	Iron Mountain Inc	47,345	1,633
Occidental Petroleum Corp	195,125	15,630	Kimco Realty Corp	104,477	2,518
Phillips 66	137,629	10,915	Macerich Co/The	35,645	2,914
Pioneer Natural Resources Co	37,722	6,518	Plum Creek Timber Co Inc	44,583	1,882
QEP Resources Inc	40,898	920	Prologis Inc	129,688	5,214
Range Resources Corp	41,992	2,669	Public Storage	36,759	6,907
Southwestern Energy Co (a)	97,360	2,729	Realty Income Corp	56,987	2,677
Tesoro Corp	31,628	2,715	Simon Property Group Inc	78,715	14,286
Transocean Ltd	86,240	1,623	SL Green Realty Corp	24,974	3,056
Valero Energy Corp	130,384	7,419	Ventas Inc	83,770	5,772
		$299,655	Vornado Realty Trust	44,248	4,579
			Weyerhaeuser Co	132,944	4,189
Oil & Gas Services - 1.22%					$114,685
Baker Hughes Inc	110,034	7,533
Cameron International Corp (a)	49,056	2,689	Retail - 6.22%
FMC Technologies Inc (a)	58,608	2,585	AutoNation Inc (a)	18,982	1,168
Halliburton Co	215,161	10,532	AutoZone Inc (a)	8,078	5,434
National Oilwell Varco Inc	103,807	5,648	Bed Bath & Beyond Inc (a)	46,999	3,312
Schlumberger Ltd	322,946	30,554	Best Buy Co Inc	73,722	2,554
		$59,541	CarMax Inc (a)	53,181	3,622
			Chipotle Mexican Grill Inc (a)	7,855	4,881
Packaging & Containers - 0.17%			Coach Inc	69,848	2,669
Ball Corp	34,779	2,553	Costco Wholesale Corp	111,414	15,938
MeadWestvaco Corp	42,400	2,069	CVS Health Corp	284,947	28,292
Owens-Illinois Inc (a)	41,586	994
			Darden Restaurants Inc	31,412	2,003
Sealed Air Corp	53,216	2,427	Dollar General Corp	76,836	5,587
		$8,043	Dollar Tree Inc (a)	52,077	3,979
Pharmaceuticals - 7.38%			Family Dollar Stores Inc	24,345	1,902
Abbott Laboratories	382,117	17,738	GameStop Corp	27,479	1,059
AbbVie Inc	403,618	26,098	Gap Inc/The	67,163	2,662
Actavis PLC (a)	98,881	27,969	Home Depot Inc/The	333,712	35,701
AmerisourceBergen Corp	52,829	6,038	Kohl's Corp	51,155	3,665
Bristol-Myers Squibb Co	420,896	26,824	L Brands Inc	62,256	5,563
Cardinal Health Inc	83,598	7,051	Lowe's Cos Inc	246,368	16,965
Eli Lilly & Co	247,599	17,795	Macy's Inc	86,250	5,574
Endo International PLC (a)	44,950	3,779	McDonald's Corp	243,383	23,499
Express Scripts Holding Co (a)	184,072	15,904	Nordstrom Inc	35,623	2,692
Hospira Inc	43,406	3,789	O'Reilly Automotive Inc (a)	25,741	5,607
Johnson & Johnson	704,102	69,847	PVH Corp	20,879	2,158
Mallinckrodt PLC (a)	29,496	3,338	Ross Stores Inc	52,414	5,183
McKesson Corp	58,963	13,172	Staples Inc	162,189	2,647
Mead Johnson Nutrition Co	51,228	4,914	Starbucks Corp	379,743	18,828
Merck & Co Inc	718,714	42,807	Target Corp	161,297	12,715
Mylan NV (a)	103,010	7,443	Tiffany & Co	28,498	2,493
Perrigo Co PLC	35,653	6,534	TJX Cos Inc/The	172,879	11,158
Pfizer Inc (b)	1,552,008	52,660	Tractor Supply Co	34,488	2,968
Zoetis Inc	126,814	5,633	Urban Outfitters Inc (a)	25,336	1,014
		$359,333	Walgreens Boots Alliance Inc	220,810	18,312
			Wal-Mart Stores Inc	399,941	31,215

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)			Transportation (continued)
Yum! Brands Inc	109,676	$9,428	United Parcel Service Inc	175,982	$17,691
		$302,447			$78,372
			TOTAL COMMON STOCKS		$4,689,418
Savings & Loans - 0.05%
Hudson City Bancorp Inc	121,887	1,134	INVESTMENT COMPANIES - 3.68%	Shares Held	Value (000	's)
People's United Financial Inc	78,049	1,179	Publicly Traded Investment Fund - 3.68%
		$2,313	Morgan Stanley Institutional Liquidity Funds -	179,246,729	179,247
			Government Portfolio
Semiconductors - 2.84%
Altera Corp	76,195	3,176
Analog Devices Inc	78,913	4,880	TOTAL INVESTMENT COMPANIES		$179,247
Applied Materials Inc	311,142	6,157	Total Investments		$4,868,665
Avago Technologies Ltd	64,975	7,594	Liabilities in Excess of Other Assets, Net - (0.05)%		$(2,438)
Broadcom Corp	138,032	6,102	TOTAL NET ASSETS - 100.00%		$4,866,227
Intel Corp	1,199,296	39,037
KLA-Tencor Corp	41,191	2,422
Lam Research Corp	40,344	3,049	(a) Non-Income Producing Security
Linear Technology Corp	60,570	2,794	(b)		Security or a portion of the security was pledged to cover margin
Microchip Technology Inc	51,013	2,431	requirements for futures contracts. At the end of the period, the value of
Micron Technology Inc (a)	272,807	7,674	these securities totaled $12,110 or 0.25% of net assets.
NVIDIA Corp	130,757	2,902
Qualcomm Inc	417,716	28,405
Skyworks Solutions Inc	48,321	4,458	Portfolio Summary (unaudited)
Texas Instruments Inc	265,166	14,375	Sector		Percent
Xilinx Inc	66,203	2,870	Consumer, Non-cyclical		22.38%
		$138,326	Financial		15.83%
Software - 4.19%			Technology		13.16%
Adobe Systems Inc (a)	120,505	9,166	Communications		11.46%
Akamai Technologies Inc (a)	45,286	3,341	Consumer, Cyclical		9.74%
Autodesk Inc (a)	57,406	3,262	Industrial		9.57%
CA Inc	80,734	2,565	Energy		8.18%
Cerner Corp (a)	77,210	5,544	Exchange Traded Funds		4.01%
Citrix Systems Inc (a)	40,473	2,718	Utilities		2.88%
Dun & Bradstreet Corp/The	9,109	1,163	Basic Materials		2.80%
Electronic Arts Inc (a)	78,737	4,574	Diversified		0.04%
Fidelity National Information Services Inc	72,187	4,511	Liabilities in Excess of Other Assets, Net		(0.05)%
Fiserv Inc (a)	60,443	4,690	TOTAL NET ASSETS		100.00%
Intuit Inc	70,074	7,031
Microsoft Corp	2,077,441	101,047
Oracle Corp	811,777	35,410
Paychex Inc	82,763	4,005
Red Hat Inc (a)	46,446	3,496
Salesforce.com inc (a)	153,218	11,157
		$203,680

Telecommunications - 3.17%
AT&T Inc	1,314,304	45,527
CenturyLink Inc	143,449	5,158
Cisco Systems Inc	1,292,671	37,268
Frontier Communications Corp	253,854	1,741
Harris Corp	26,365	2,116
Juniper Networks Inc	91,725	2,424
Level 3 Communications Inc (a)	72,624	4,063
Motorola Solutions Inc	48,284	2,885
Verizon Communications Inc	1,052,273	53,077
		$154,259

Textiles - 0.06%
Mohawk Industries Inc (a)	15,715	2,727

Toys, Games & Hobbies - 0.09%
Hasbro Inc	28,332	2,006
Mattel Inc	85,656	2,412
		$4,418

Transportation - 1.61%
CH Robinson Worldwide Inc	37,055	2,386
CSX Corp	250,839	9,053
Expeditors International of Washington Inc	48,557	2,225
FedEx Corp	66,720	11,314
Kansas City Southern	27,959	2,865
Norfolk Southern Corp	77,845	7,851
Ryder System Inc	13,418	1,280
Union Pacific Corp	223,166	23,707

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	1,689	$174,989	$175,563	$574
Total					$574
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 99.65%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 5.11%			Miscellaneous Manufacturing - 0.59%
General Dynamics Corp	584,900	$80,319	General Electric Co	634,700	$17,188
L-3 Communications Holdings Inc	279,000	32,060
United Technologies Corp	322,200	36,650	Office & Business Equipment - 0.55%
		$149,029	Xerox Corp	1,401,900	16,122
Agriculture - 2.76%
Archer-Daniels-Midland Co	947,400	46,309	Oil & Gas - 11.71%
Philip Morris International Inc	408,500	34,097	Chevron Corp	112,200	12,461
		$80,406	Cimarex Energy Co	216,600	26,945
Airlines - 2.53%			ConocoPhillips	816,000	55,423
Delta Air Lines Inc	679,800	30,346	Denbury Resources Inc	1,788,200	15,754
			EP Energy Corp (b)	796,800	11,769
Southwest Airlines Co	1,072,000	43,481
			Exxon Mobil Corp	1,437,400	125,585
		$73,827	Laredo Petroleum Inc (b)	682,800	10,788
Automobile Parts & Equipment - 1.18%			Tesoro Corp	628,100	53,910
Lear Corp	308,800	34,286	Valero Energy Corp	504,400	28,700
					$341,335

Banks - 17.91%			Packaging & Containers - 0.73%
Citigroup Inc	493,160	26,295	Rock-Tenn Co	335,600	21,136
Goldman Sachs Group Inc/The	409,500	80,434
JP Morgan Chase & Co	1,931,200	122,168
KeyCorp	4,410,800	63,736	Pharmaceuticals - 7.22%
PNC Financial Services Group Inc/The	409,190	37,535	Cardinal Health Inc	885,100	74,649
SunTrust Banks Inc	1,096,000	45,484	Johnson & Johnson	450,700	44,710
Wells Fargo & Co	2,659,900	146,560	Pfizer Inc	2,682,900	91,031
		$522,212			$210,390
Biotechnology - 3.00%			REITS - 3.19%
Amgen Inc	553,300	87,372	Duke Realty Corp	532,100	10,541
			Extra Space Storage Inc	432,500	28,515
			Simon Property Group Inc	127,500	23,140
Computers - 2.79%			Ventas Inc	447,800	30,853
Amdocs Ltd	271,400	14,946			$93,049
Western Digital Corp	679,800	66,444
		$81,390	Retail - 5.10%
			Foot Locker Inc	679,800	40,414
Electric - 5.40%			Kohl's Corp	231,000	16,551
Edison International	232,000	14,138	Macy's Inc	503,400	32,535
PG&E Corp	1,137,300	60,186	Target Corp	522,600	41,197
PPL Corp	1,047,100	35,633	Wal-Mart Stores Inc	230,200	17,967
Public Service Enterprise Group Inc	1,143,900	47,517			$148,664
		$157,474
			Semiconductors - 2.78%
Electrical Components & Equipment - 0.80%			Broadcom Corp	820,800	36,283
Emerson Electric Co	396,900	23,350	Intel Corp	1,377,900	44,851
					$81,134

Food - 2.86%			Software - 3.26%
Kroger Co/The	945,400	65,148	Electronic Arts Inc (b)	618,500	35,929
Tyson Foods Inc (a)	459,400	18,146	Microsoft Corp	1,215,800	59,136
		$83,294			$95,065

Healthcare - Products - 2.43%			Telecommunications - 2.38%
Danaher Corp	512,000	41,922	AT&T Inc	341,300	11,823
St Jude Medical Inc	411,300	28,812	Cisco Systems Inc	2,001,200	57,694
		$70,734			$69,517
Healthcare - Services - 4.23%			TOTAL COMMON STOCKS		$2,904,911
Aetna Inc	551,400	58,928	INVESTMENT COMPANIES - 0.42%	Shares Held	Value (000	's)
Anthem Inc	425,700	64,251	Publicly Traded Investment Fund - 0.42%
		$123,179	Goldman Sachs Financial Square Funds -	12,375,978	12,376
Insurance - 9.14%			Government Fund
American International Group Inc	520,150	29,279
Berkshire Hathaway Inc - Class B (b)	906,100	127,951	TOTAL INVESTMENT COMPANIES		$12,376
Everest Re Group Ltd	143,800	25,727	Total Investments		$2,917,287
Lincoln National Corp	604,500	34,148	Liabilities in Excess of Other Assets, Net - (0.07)%			$(1,961)
PartnerRe Ltd	242,830	31,082	TOTAL NET ASSETS - 100.00%		$2,915,326
Reinsurance Group of America Inc	200,400	18,361
		$266,548
			(a)		Security or a portion of the security was pledged to cover margin
Media - 2.00%			requirements for futures contracts. At the end of the period, the value of
Comcast Corp - Class A	1,007,800	58,210	these securities totaled $7,900 or 0.27% of net assets.
			(b) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	30.24%
Consumer, Non-cyclical	22.50%
Energy	11.71%
Technology	9.38%
Consumer, Cyclical	8.81%
Industrial	7.23%
Utilities	5.40%
Communications	4.38%
Exchange Traded Funds	0.42%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS - 96.57%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.94%			Biotechnology (continued)
Boeing Co/The	77,500	$11,109	Myriad Genetics Inc (a)	474	$16
General Dynamics Corp	155,621	21,369			$337
L-3 Communications Holdings Inc	2,977	342
			Building Materials - 1.31%
Northrop Grumman Corp	6,971	1,074	CRH PLC ADR	892,600	24,948
Orbital ATK Inc	3,047	223	Vulcan Materials Co	6,751	578
Raytheon Co	268,138	27,886
Rockwell Collins Inc	822	80			$25,526
Spirit AeroSystems Holdings Inc (a)	431	22
			Chemicals - 0.30%
Triumph Group Inc	2,064	122	Air Products & Chemicals Inc	6,911	991
United Technologies Corp	129,593	14,742	Albemarle Corp	4,112	246
		$76,969	Ashland Inc	3,572	451
			Cabot Corp	3,110	133
Agriculture - 2.46%			Celanese Corp	7,359	488
Altria Group Inc	367,788	18,407	CF Industries Holdings Inc	1,559	448
Archer-Daniels-Midland Co	21,514	1,052	Cytec Industries Inc	3,262	180
Bunge Ltd	4,259	368	Dow Chemical Co/The	32,919	1,679
Philip Morris International Inc	335,637	28,016	Eastman Chemical Co	693	53
Reynolds American Inc	3,903	286	EI du Pont de Nemours & Co	2,656	195
		$48,129	Mosaic Co/The	10,891	479
Airlines - 0.08%			Rayonier Advanced Materials Inc	1,905	32
Alaska Air Group Inc	613	39	RPM International Inc	507	24
Copa Holdings SA	371	41	Sigma-Aldrich Corp	3,312	460
Delta Air Lines Inc	27,738	1,238	Westlake Chemical Corp	308	24
Southwest Airlines Co	3,927	160			$5,883
		$1,478	Commercial Services - 0.13%
Apparel - 0.01%			ADT Corp/The	8,999	338
Ralph Lauren Corp	756	101	Apollo Education Group Inc (a)	4,995	84
			Booz Allen Hamilton Holding Corp	258	7
			Cintas Corp	1,042	83
Automobile Manufacturers - 1.25%			DeVry Education Group Inc	3,279	99
Ford Motor Co	1,428,845	22,576	Equifax Inc	2,931	284
General Motors Co	51,801	1,816	Graham Holdings Co	178	182
PACCAR Inc	1,537	100	KAR Auction Services Inc	4,315	161
		$24,492	ManpowerGroup Inc	4,112	351
			Quanta Services Inc (a)	8,358	242
Automobile Parts & Equipment - 2.89%
BorgWarner Inc	193,417	11,450	RR Donnelley & Sons Co	9,288	173
Delphi Automotive PLC	231,509	19,215	Service Corp International/US	2,443	68
Johnson Controls Inc	502,128	25,297	ServiceMaster Global Holdings Inc (a)	700	24
Lear Corp	832	93	Total System Services Inc	1,968	78
TRW Automotive Holdings Corp (a)	3,578	376	Towers Watson & Co	3,356	426
		$56,431	Vectrus Inc (a)	553	14
					$2,614
Banks - 15.95%
Bank of America Corp	2,746,725	43,755	Computers - 2.43%
Bank of New York Mellon Corp/The	38,018	1,610	Amdocs Ltd	336,369	18,524
BB&T Corp	23,635	905	Apple Inc	92,700	11,601
Capital One Financial Corp	491,380	39,728	Brocade Communications Systems Inc	22,496	254
CIT Group Inc	249,000	11,212	DST Systems Inc	99,025	11,396
Citigroup Inc	548,354	29,239	EMC Corp/MA	59,443	1,600
Fifth Third Bancorp	24,601	492	Genpact Ltd (a)	7,359	161
Fulton Financial Corp	9,228	112	Hewlett-Packard Co	61,073	2,014
Goldman Sachs Group Inc/The	12,939	2,542	Lexmark International Inc	3,200	142
Huntington Bancshares Inc/OH	42,755	464	NetApp Inc	10,287	373
JP Morgan Chase & Co	925,943	58,575	SanDisk Corp	5,779	387
KeyCorp	29,052	420	Synopsys Inc (a)	7,986	374
M&T Bank Corp	3,804	455	Teradata Corp (a)	1,576	69
Morgan Stanley	44,382	1,656	Western Digital Corp	7,173	701
Northern Trust Corp	7,887	577			$47,596
PNC Financial Services Group Inc/The	323,206	29,648	Consumer Products - 0.02%
Regions Financial Corp	45,371	446	Avery Dennison Corp	3,206	178
State Street Corp	334,324	25,783	Clorox Co/The	1,138	121
SunTrust Banks Inc	17,524	727			$299
US Bancorp/MN	56,498	2,422
Wells Fargo & Co	1,108,702	61,089	Cosmetics & Personal Care - 0.89%
		$311,857	Colgate-Palmolive Co	172,800	11,626
			Procter & Gamble Co/The	73,833	5,870
Beverages - 0.30%					$17,496
PepsiCo Inc	61,300	5,831
			Distribution & Wholesale - 0.33%
			Genuine Parts Co	504	45
Biotechnology - 0.02%			WESCO International Inc (a)	87,897	6,341
Amgen Inc	2,035	321			$6,386

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services - 2.57%			Engineering & Construction (continued)
American Express Co	412,056	$31,914	Jacobs Engineering Group Inc (a)	6,838	$293
Ameriprise Financial Inc	4,116	516			$716
BlackRock Inc	2,280	830
Charles Schwab Corp/The	27,160	828	Entertainment - 0.02%
			Madison Square Garden Co/The (a)	3,189	256
CME Group Inc/IL	9,225	839
CoreLogic Inc/United States (a)	4,740	185	Regal Entertainment Group	3,180	70
Discover Financial Services	15,546	901			$326
Intercontinental Exchange Inc	1,918	431	Environmental Control - 0.07%
Invesco Ltd	305,716	12,663	Clean Harbors Inc (a)	826	46
NASDAQ OMX Group Inc/The	6,035	293	Republic Services Inc	13,719	557
Navient Corp	20,730	405	Waste Connections Inc	2,515	119
Raymond James Financial Inc	6,446	364	Waste Management Inc	14,406	714
		$50,169			$1,436

Electric - 2.66%			Food - 2.06%
AES Corp/VA	37,457	496	ConAgra Foods Inc	12,185	440
Alliant Energy Corp	5,729	346	General Mills Inc	223,400	12,363
American Electric Power Co Inc	16,013	911	Ingredion Inc	3,269	260
Calpine Corp (a)	17,275	377	JM Smucker Co/The	104,000	12,056
CMS Energy Corp	13,918	472	McCormick & Co Inc/MD	154,300	11,619
Consolidated Edison Inc	9,610	591	Mondelez International Inc	48,946	1,878
Dominion Resources Inc/VA	15,800	1,132	Pilgrim's Pride Corp	2,828	70
DTE Energy Co	5,806	462	Pinnacle Foods Inc	2,812	114
Duke Energy Corp	23,203	1,800	Safeway, Inc. - CVR - Casa Ley (a),(b)	16,993	—
Edison International	10,692	652	Safeway, Inc. - CVR - Property Development	16,993	—
Entergy Corp	114,322	8,823	Centers (a),(b),(c)
Eversource Energy	10,363	505	Sysco Corp	13,318	493
Exelon Corp	28,179	959	Tyson Foods Inc	14,031	554
FirstEnergy Corp	13,783	495	Whole Foods Market Inc	10,725	512
Hawaiian Electric Industries Inc	5,241	164			$40,359
Integrys Energy Group Inc	4,129	302
NextEra Energy Inc	127,507	12,869	Forest Products & Paper - 0.04%
Pepco Holdings Inc	12,965	337	Domtar Corp	3,312	143
PG&E Corp	15,246	807	International Paper Co	11,916	640
Pinnacle West Capital Corp	5,696	349	Veritiv Corp (a)	357	14
PPL Corp	21,802	742			$797
Public Service Enterprise Group Inc	91,004	3,781
			Gas - 0.11%
SCANA Corp	7,313	387	AGL Resources Inc	6,164	310
Southern Co/The	29,252	1,296	Atmos Energy Corp	5,171	279
TECO Energy Inc	12,059	228	NiSource Inc	9,112	396
Westar Energy Inc	6,656	251	Sempra Energy	7,100	754
Wisconsin Energy Corp	242,402	11,907	UGI Corp	8,923	310
Xcel Energy Inc	16,474	559	Vectren Corp	4,255	184
		$52,000			$2,233
Electrical Components & Equipment - 1.14%
			Hand & Machine Tools - 0.82%
Emerson Electric Co	365,200	21,484	Lincoln Electric Holdings Inc	2,592	173
Energizer Holdings Inc	3,183	435	Regal Beloit Corp	2,333	183
Hubbell Inc	2,562	279	Snap-on Inc	2,589	387
		$22,198	Stanley Black &Decker Inc	154,500	15,249
Electronics - 2.27%					$15,992
Agilent Technologies Inc	8,259	342
Arrow Electronics Inc (a)	5,148	307	Healthcare - Products - 2.95%
			Becton Dickinson and Co	123,832	17,444
Avnet Inc	5,693	243	Boston Scientific Corp (a)	34,633	617
Corning Inc	32,386	678	Danaher Corp	16,040	1,313
Garmin Ltd	248,700	11,239	DENTSPLY International Inc	5,042	257
Gentex Corp/MI	6,201	108	Hill-Rom Holdings Inc	2,762	138
GoPro Inc (a)	368	18
			Medtronic PLC	492,663	36,679
Honeywell International Inc	295,481	29,820	Patterson Cos Inc	4,039	190
Jabil Circuit Inc	10,496	236	Stryker Corp	3,930	363
Keysight Technologies Inc (a)	7,372	247
Tech Data Corp (a)	1,971	111	Zimmer Holdings Inc	5,390	592
Thermo Fisher Scientific Inc	6,891	866			$57,593
Vishay Intertechnology Inc	6,984	88	Healthcare - Services - 3.58%
		$44,303	Aetna Inc	119,013	12,719
			Anthem Inc	108,910	16,438
Energy - Alternate Sources - 0.01%			Cigna Corp	99,401	12,389
First Solar Inc (a)	3,788	226
			HCA Holdings Inc (a)	10,260	759
			Health Net Inc/CA (a)	4,143	218
Engineering & Construction - 0.04%			Humana Inc	5,377	891
AECOM (a)	7,734	244	Laboratory Corp of America Holdings (a)	2,725	326
Fluor Corp	2,974	179	Mednax Inc (a)	1,786	126
			Quest Diagnostics Inc	5,019	359

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Leisure Products & Services - 0.62%
UnitedHealth Group Inc	231,867	$25,830	Carnival Corp	260,890	$11,472
		$70,055	Jarden Corp (a)	6,934	355
			Norwegian Cruise Line Holdings Ltd (a)	335	16
Home Builders - 0.08%			Royal Caribbean Cruises Ltd	5,365	365
DR Horton Inc	15,117	384			$12,208
Lennar Corp	8,627	395
Pulte Group Inc	19,551	377	Lodging - 0.02%
Toll Brothers Inc (a)	9,172	326	Choice Hotels International Inc	1,672	100
		$1,482	Hyatt Hotels Corp (a)	2,021	117
			Marriott International Inc/MD	1,361	109
Home Furnishings - 0.03%					$326
Leggett & Platt Inc	3,628	154
Whirlpool Corp	2,280	400	Machinery - Construction & Mining - 0.07%
		$554	Caterpillar Inc	14,231	1,236
			Terex Corp	5,702	157
Housewares - 0.01%					$1,393
Newell Rubbermaid Inc	5,815	222
			Machinery - Diversified - 0.61%
			AGCO Corp	4,568	235
Insurance - 3.09%			Deere & Co	123,419	11,172
ACE Ltd	11,260	1,205
Aflac Inc	15,144	955	IDEX Corp	321	24
Alleghany Corp (a)	850	402	Roper Technologies Inc	2,821	474
Allied World Assurance Co Holdings AG	5,085	209	Xylem Inc/NY	2,605	97
Allstate Corp/The	14,470	1,008			$12,002
American Financial Group Inc/OH	3,130	198	Media - 2.76%
American International Group Inc	427,463	24,062	AMC Networks Inc (a)	156,899	11,836
American National Insurance Co	377	38	CBS Corp	2,409	150
Aon PLC	3,356	323	Comcast Corp - Class A	209,411	12,096
Arch Capital Group Ltd (a)	6,579	399	DISH Network Corp (a)	2,944	199
Arthur J Gallagher & Co	447	21	Gannett Co Inc	11,707	402
Aspen Insurance Holdings Ltd	3,204	150	John Wiley & Sons Inc	2,284	130
Assurant Inc	3,700	227	News Corp (a)	25,683	405
Assured Guaranty Ltd	7,969	207	Starz (a)	553	22
Axis Capital Holdings Ltd	5,281	275	Thomson Reuters Corp	11,475	471
Berkshire Hathaway Inc - Class B (a)	61,023	8,617	Time Warner Inc	167,579	14,145
Brown & Brown Inc	5,868	187	Twenty-First Century Fox Inc - A Shares	16,183	552
Chubb Corp/The	7,687	756	Viacom Inc	182,300	12,661
Cincinnati Financial Corp	8,447	428	Walt Disney Co/The	9,063	985
CNA Financial Corp	1,374	55			$54,054
Endurance Specialty Holdings Ltd	2,306	139
Everest Re Group Ltd	2,380	426	Metal Fabrication & Hardware - 0.02%
Hanover Insurance Group Inc/The	2,277	156	Timken Co/The	3,936	155
Hartford Financial Services Group Inc/The	295,254	12,037	Valmont Industries Inc	1,187	149
HCC Insurance Holdings Inc	5,158	294			$304
Lincoln National Corp	8,794	497	Mining - 0.10%
Loews Corp	9,427	393	Alcoa Inc	38,144	512
Mercury General Corp	1,387	76	Freeport-McMoRan Inc	30,051	699
MetLife Inc	31,194	1,600	Newmont Mining Corp	16,229	430
PartnerRe Ltd	2,449	313	Royal Gold Inc	3,329	215
ProAssurance Corp	2,881	130	Tahoe Resources Inc	7,525	106
Progressive Corp/The	19,735	526			$1,962
Prudential Financial Inc	15,339	1,252
Reinsurance Group of America Inc	2,572	236	Miscellaneous Manufacturing - 0.58%
RenaissanceRe Holdings Ltd	2,356	241	AO Smith Corp	2,141	137
Torchmark Corp	6,801	382	AptarGroup Inc	2,616	162
Travelers Cos Inc/The	10,715	1,083	Carlisle Cos Inc	3,309	319
Unum Group	13,288	454	Crane Co	1,596	98
Voya Financial Inc	6,656	282	Donaldson Co Inc	640	24
WR Berkley Corp	5,185	254	Dover Corp	2,250	170
		$60,493	Eaton Corp PLC	13,793	948
			General Electric Co	290,157	7,858
Internet - 0.74%			Ingersoll-Rand PLC	8,537	562
AOL Inc (a)	4,125	164
eBay Inc (a)	211,000	12,293	ITT Corp	3,667	145
Liberty Interactive Corp (a)	12,677	365	Parker-Hannifin Corp	3,594	429
			Textron Inc	9,633	424
Symantec Corp	22,778	568	Trinity Industries Inc	1,872	51
Yahoo! Inc (a)	27,412	1,167
					$11,327
		$14,557
			Office & Business Equipment - 0.03%
Iron & Steel - 0.05%			Pitney Bowes Inc	5,680	127
Nucor Corp	10,366	507	Xerox Corp	38,443	442
Reliance Steel & Aluminum Co	4,016	260			$569
Steel Dynamics Inc	12,392	274
		$1,041	Oil & Gas - 8.70%
			Anadarko Petroleum Corp	13,546	1,275

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Apache Corp	11,160	$763	CBL & Associates Properties Inc	8,614	$155
BP PLC ADR	605,649	26,140	Chimera Investment Corp	10,599	161
Chevron Corp	170,642	18,951	Columbia Property Trust Inc	5,484	144
ConocoPhillips	388,503	26,387	Communications Sales & Leasing Inc	393	12
CVR Energy Inc	478	19	Corporate Office Properties Trust	4,813	127
Devon Energy Corp	13,574	926	Corrections Corp of America	6,011	221
EOG Resources Inc	121,000	11,973	DDR Corp	15,578	266
EP Energy Corp (a)	1,712	25	DigitalRealtyTrust Inc	6,994	443
EQT Corp	68,300	6,143	Douglas Emmett Inc	7,419	211
Exxon Mobil Corp	278,479	24,330	Duke Realty Corp	17,019	337
Hess Corp	7,313	562	Equity Commonwealth (a)	6,656	168
HollyFrontier Corp	8,378	325	Equity LifeStyle Properties Inc	1,185	63
Marathon Oil Corp	19,558	608	Equity Residential	11,615	858
Marathon Petroleum Corp	3,134	309	Essex Property Trust Inc	2,008	446
Murphy Oil Corp	9,268	441	Federal Realty Investment Trust	1,168	156
Murphy USA Inc (a)	1,294	85	General Growth Properties Inc	18,227	499
Newfield Exploration Co (a)	8,398	330	HCP Inc	14,735	594
Occidental Petroleum Corp	362,077	29,002	Health Care REIT Inc	5,252	378
PBF Energy Inc	2,453	70	Healthcare Trust of America Inc	5,689	147
Phillips 66	200,033	15,865	Home Properties Inc	2,947	217
Seadrill Ltd	344,000	4,503	Hospitality Properties Trust	7,731	233
Tesoro Corp	3,807	327	Host Hotels & Resorts Inc	24,329	490
Valero Energy Corp	13,511	769	Iron Mountain Inc	1,042	36
		$170,128	Kilroy Realty Corp	4,461	317
			Kimco Realty Corp	21,198	511
Oil & Gas Services - 0.09%			Liberty Property Trust	7,621	266
Baker Hughes Inc	11,568	792	Macerich Co/The	5,079	415
Cameron International Corp (a)	3,618	198
			MFA Financial Inc	18,967	147
National Oilwell Varco Inc	13,066	711
Oil StatesInternational Inc (a)	2,426	116	Mid-America Apartment Communities Inc	3,870	289
			National Retail Properties Inc	6,815	262
		$1,817	NorthStar Realty Finance Corp	9,792	184
Packaging & Containers - 0.06%			Omega Healthcare Investors Inc	5,656	204
Bemis Co Inc	5,208	234	Outfront Media Inc	6,515	187
Greif Inc - Class A	1,639	67	Paramount Group Inc	7,372	135
Owens-Illinois Inc (a)	3,392	81	Piedmont Office Realty Trust Inc	7,980	139
Rock-Tenn Co	7,419	467	Plum Creek Timber Co Inc	4,733	200
Sonoco Products Co	5,271	236	Post Properties Inc	2,804	160
		$1,085	Prologis Inc	16,063	646
			Public Storage	570	107
Pharmaceuticals - 9.82%			Realty Income Corp	7,117	334
Abbott Laboratories	297,159	13,794	Regency Centers Corp	4,766	299
Bristol-Myers Squibb Co	37,006	2,358	Retail Properties of America Inc	12,216	185
Cardinal Health Inc	10,858	916	Senior Housing Properties Trust	12,139	248
Eli Lilly & Co	28,468	2,046	Simon Property Group Inc	65,235	11,839
Express Scripts Holding Co (a)	5,079	439	SL Green Realty Corp	3,067	375
Hospira Inc	5,802	506	Spirit Realty Capital Inc	20,601	233
Johnson & Johnson	536,211	53,193	Starwood Property Trust Inc	11,429	274
Merck & Co Inc	476,917	28,405	Tanger Factory Outlet Centers Inc	1,755	59
Perrigo Co PLC	3,153	578	Taubman Centers Inc	218	16
Pfizer Inc	1,095,203	37,161	UDR Inc	12,985	426
Quintiles Transnational Holdings Inc (a)	1,463	96	Urban Edge Properties	3,966	90
Sanofi ADR	581,779	29,409	Ventas Inc	5,909	407
Teva Pharmaceutical Industries Ltd ADR	378,770	22,885	VornadoRealtyTrust	4,670	483
VCA Inc (a)	4,282	218	Weingarten Realty Investors	6,313	207
		$192,004	Weyerhaeuser Co	15,140	477
			WP Carey Inc	5,132	326
Pipelines - 0.10%
Kinder Morgan Inc/DE	28,445	1,222	WP GLIMCHER Inc	8,255	124
Spectra Energy Corp	19,406	723			$29,644
		$1,945	Retail - 4.46%
			Bed Bath & Beyond Inc (a)	5,520	389
Real Estate - 0.01%
Jones Lang LaSalle Inc	1,686	280	Best Buy Co Inc	10,393	360
			Big Lots Inc	1,938	88
			CarMax Inc (a)	3,541	241
REITS - 1.52%			Chico's FAS Inc	4,425	75
Alexandria Real Estate Equities Inc	3,700	342	Costco Wholesale Corp	1,317	188
American Campus Communities Inc	5,783	232	CST Brands Inc	577	24
Apartment Investment & Management Co	3,485	131	CVS Health Corp	36,558	3,630
AvalonBay Communities Inc	4,165	684	Darden Restaurants Inc	6,407	409
BioMed Realty Trust Inc	10,473	217	Dick's Sporting Goods Inc	4,129	224
Boston Properties Inc	4,328	573	Dillard's Inc	398	52
Brandywine Realty Trust	9,248	135	Dollar General Corp	3,824	278
Brixmor Property Group Inc	2,775	65	DSW Inc	3,874	141
Camden Property Trust	4,418	332	Family Dollar Stores Inc	282	22

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)			Transportation - 1.28%
Foot Locker Inc	6,436	$383	Con-way Inc	2,947		$121
GameStop Corp	5,308	205	CSX Corp	34,659		1,251
Home Depot Inc/The	104,800	11,212	FedEx Corp	67,012		11,364
Kohl's Corp	6,367	456	Genesee & Wyoming Inc (a)	1,447		134
L Brands Inc	5,046	451	Norfolk Southern Corp	8,421		849
Macy's Inc	4,010	259	Union Pacific Corp	107,104		11,378
Michaels Cos Inc/The (a)	520	13				$25,097
MSC Industrial Direct Co Inc	83,400	5,926
Penske Automotive Group Inc	1,221	60	Trucking & Leasing - 0.00%
Sally Beauty Holdings Inc (a)	2,171	68	AMERCO	165		53
Signet Jewelers Ltd	1,301	174
Staples Inc	33,411	545	Water - 0.04%
Target Corp	482,291	38,019	American Water Works Co Inc	9,242		504
Urban Outfitters Inc (a)	1,457	58	Aqua America Inc	9,148		245
Vista Outdoor Inc (a)	3,289	144				$749
Walgreens Boots Alliance Inc	8,627	715	TOTAL COMMON STOCKS			$1,888,129
Wal-Mart Stores Inc	286,091	22,330	INVESTMENT COMPANIES - 3.43%	Shares Held	Value (000	's)
World Fuel Services Corp	2,901	161
		$87,300	Publicly Traded Investment Fund - 3.43%
			Cash Account Trust - Government & Agency	1,446,347		1,446
Savings & Loans - 0.03%			Portfolio - Government Cash Managed
New York Community Bancorp Inc	22,871	393	First American Government Obligations Fund	42,719,380		42,719
People's United Financial Inc	16,026	242	Goldman Sachs Financial Square Funds -	22,900,969		22,902
		$635	Government Fund
Semiconductors - 3.91%						$67,067
Analog Devices Inc	4,946	306	TOTAL INVESTMENT COMPANIES			$67,067
Applied Materials Inc	20,877	413	Total Investments			$1,955,196
Broadcom Corp	17,238	762	Other Assets in Excess of Liabilities, Net - 0.00%			$74
Intel Corp	660,057	21,484	TOTAL NET ASSETS - 100.00%			$1,955,270
Lam Research Corp	6,147	465
Micron Technology Inc (a)	6,808	192
NVIDIA Corp	24,082	534	(a) Non-Income Producing Security
ON Semiconductor Corp (a)	11,103	128	(b)		Fair value of these investments is determined in good faith by the Manager
Qualcomm Inc	391,233	26,604	under procedures established and periodically reviewed by the Board of
Rovi Corp (a)	4,886	90	Directors. At the end of the period, the fair value of these securities totaled
Skyworks Solutions Inc	62,310	5,748	$0 or 0.00% of net assets.
Texas Instruments Inc	363,119	19,685	(c) Security is Illiquid
		$76,411

Shipbuilding - 0.00%
Huntington Ingalls Industries Inc	394	52	Portfolio Summary (unaudited)
			Sector			Percent
			Financial			23.17%
Software - 3.75%			Consumer, Non-cyclical			22.23%
Activision Blizzard Inc	8,707	199	Industrial			12.21%
ANSYS Inc (a)	3,681	316
			Technology			10.12%
CA Inc	16,524	525
Citrix Systems Inc (a)	806	54	Consumer, Cyclical			9.82%
			Energy			8.90%
Dun & Bradstreet Corp/The	1,231	157
ElectronicArts Inc (a)	3,804	221	Communications			6.82%
			Exchange Traded Funds			3.43%
Fidelity National Information Services Inc	8,299	518
Inovalon Holdings Inc (a)	308	8	Utilities			2.81%
			Basic Materials			0.49%
Microsoft Corp	792,070	38,526	Other Assets in Excess of Liabilities, Net			0.00%
Oracle Corp	749,400	32,689
Paychex Inc	1,832	89	TOTAL NET ASSETS			100.00%
		$73,302

Telecommunications - 3.32%
AT&T Inc	445,056	15,417
CenturyLink Inc	17,288	622
Cisco Systems Inc	165,077	4,759
EchoStar Corp (a)	1,676	84
Frontier Communications Corp	51,754	355
Harris Corp	4,372	351
Verizon Communications Inc	858,516	43,303
Windstream Holdings Inc	328	4
		$64,895

Textiles - 0.02%
Mohawk Industries Inc (a)	1,984	344

Toys, Games & Hobbies - 0.00%
Hasbro Inc	938	66

See accompanying notes

		Schedule of Investments
LargeCap Value Fund III
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2015	Long	670	$70,536	$69,643	$(893)
Total					$(893)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 99.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.65%			Insurance (continued)
Rockwell Collins Inc	730,963	$71,145	Arch Capital Group Ltd (a)	853,605	$51,797
TransDigm Group Inc	503,334	106,772	Brown & Brown Inc	3,527,314	112,698
		$177,917	Loews Corp	4,303,586	179,201
			Markel Corp (a)	408,267	302,379
Automobile Parts & Equipment - 0.02%			Progressive Corp/The	2,100,269	55,993
Remy International Inc	110,857	2,467	White Mountains Insurance Group Ltd	118,836	80,330
			Willis Group Holdings PLC	1,867,494	90,816
Banks - 1.01%					$1,151,265
M&T Bank Corp	908,236	108,689	Internet - 4.43%
			Liberty Interactive Corp (a)	6,219,130	178,862
			Liberty Ventures (a)	3,349,859	139,622
Building Materials - 1.74%
Armstrong World Industries Inc (a)	683,784	37,430	VeriSign Inc (a)	2,517,583	159,892
Martin Marietta Materials Inc	1,052,061	150,077			$478,376
		$187,507
			Leisure Products & Services - 0.61%
			Liberty TripAdvisor Holdings Inc (a)	2,200,955	65,390
Chemicals - 5.12%
Air Products & Chemicals Inc	1,582,020	226,909
Airgas Inc	1,163,959	117,886	Lodging - 1.23%
Ashland Inc	836,446	105,693	Wyndham Worldwide Corp	958,545	81,860
Ecolab Inc	624,653	69,949	Wynn Resorts Ltd	455,068	50,544
Platform Specialty Products Corp (a),(b)	1,171,064	31,548
		$551,985			$132,404
			Machinery - Diversified - 1.26%
Commercial Services - 7.72%			Roper Technologies Inc	806,230	135,584
Ascent Capital Group Inc (a)	98,899	3,960
KAR Auction Services Inc	3,442,548	128,097
Live Nation Entertainment Inc (a)	3,158,334	79,148	Media - 7.60%
Macquarie Infrastructure Co LLC	1,649,795	136,537	Discovery Communications Inc - C Shares (a)	5,424,509	163,983
McGraw Hill Financial Inc	1,128,042	117,655	FactSet Research Systems Inc	383,684	60,388
Moody's Corp	1,973,103	212,148	Liberty Broadband Corp - A Shares (a)	641,373	34,788
Robert Half International Inc	818,824	45,404	Liberty Broadband Corp - C Shares (a)	1,636,064	88,773
Verisk Analytics Inc (a)	1,463,629	109,830	Liberty Global PLC - A Shares (a)	1,075,512	56,077
		$832,779	Liberty Global PLC - C Shares (a)	3,718,238	187,585
			Liberty Media Corp - A Shares (a)	1,923,227	73,813
Distribution & Wholesale - 1.07%			Liberty Media Corp - C Shares (a)	3,666,476	139,143
Fastenal Co	1,714,805	73,085	Tribune Media Co	276,476	15,502
HD Supply Holdings Inc (a)	1,285,709	42,428
					$820,052
		$115,513
			Miscellaneous Manufacturing - 1.44%
Diversified Financial Services - 2.94%			Colfax Corp (a)	3,130,027	155,218
Charles Schwab Corp/The	4,796,700	146,299
FNF Group	3,398,680	122,319
FNFV Group (a)	974,653	14,571	Oil & Gas - 3.46%
LPL Financial Holdings Inc	835,288	33,804	Cheniere Energy Inc (a)	431,684	33,019
		$316,993	Cimarex Energy Co	804,388	100,066
			EOG Resources Inc	1,154,748	114,262
Electric - 1.55%			Hess Corp	1,643,169	126,360
Brookfield Infrastructure Partners LP	2,567,946	112,810			$373,707
Brookfield Renewable Energy Partners LP/CA	765,728	24,978
Calpine Corp (a)	1,363,638	29,741	Packaging & Containers - 0.40%
		$167,529	MeadWestvaco Corp	894,402	43,647

Electronics - 0.90%
Sensata Technologies Holding NV (a)	1,765,793	97,490	Pharmaceuticals - 6.10%
			Mead Johnson Nutrition Co	1,362,958	130,735
			Valeant Pharmaceuticals International Inc (a)	1,664,663	361,115
Engineering & Construction - 1.61%			Zoetis Inc	3,738,723	166,074
SBA Communications Corp (a)	1,495,626	173,223			$657,924

			Pipelines - 2.92%
Healthcare - Products - 2.29%			Kinder Morgan Inc/DE	3,673,732	157,787
Becton Dickinson and Co	790,428	111,348	Kinder Morgan Inc/DE - Warrants (a)	1,043,527	5,092
CR Bard Inc	812,171	135,291	Williams Cos Inc/The	2,983,682	152,735
		$246,639			$315,614

Healthcare - Services - 0.64%			Private Equity - 0.59%
DaVita HealthCare Partners Inc (a)	853,534	69,222	Onex Corp	1,065,646	63,716
Laboratory Corp of America Holdings (a)	46	5
		$69,227
			Real Estate - 7.19%
Holding Companies - Diversified - 1.15%			Brookfield Asset Management Inc	7,956,942	428,481
Leucadia National Corp	5,239,756	124,549	Brookfield Property Partners LP	1,591,840	36,883
			CBRE Group Inc (a)	3,057,397	117,221
Insurance - 10.67%			Forest City Enterprises Inc (a)	4,204,784	99,906
AlleghanyCorp (a)	95,593	45,265	Howard Hughes Corp/The (a)	631,481	93,756
Aon PLC	2,419,059	232,786			$776,247

See accompanying notes

Schedule of Investments
MidCap Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS - 1.14%
Crown Castle International Corp	1,477,573	$123,422

Retail - 12.68%
AutoZone Inc (a)	271,993	182,959
CarMax Inc (a)	2,315,023	157,676
Copart Inc (a)	2,018,569	71,800
Dollar General Corp	1,866,424	135,708
O'Reilly Automotive Inc (a)	1,353,242	294,777
Restaurant Brands International Inc	4,298,864	175,308
Restaurant Brands International LP	40,555	1,586
Ross Stores Inc	1,032,004	102,045
Signet Jewelers Ltd	189,148	25,370
TJX Cos Inc/The	3,424,807	221,037
		$1,368,266

Semiconductors - 1.16%
Microchip Technology Inc	2,630,905	125,376

Software - 4.62%
Adobe Systems Inc (a)	1,585,153	120,567
CDK Global Inc	451,781	21,649
Fidelity National Information Services Inc	2,399,772	149,962
Intuit Inc	1,396,305	140,091
MSCI Inc	1,087,549	66,547
		$498,816

Telecommunications - 1.67%
EchoStar Corp (a)	1,342,784	67,139
Motorola Solutions Inc	1,899,062	113,469
		$180,608

Textiles - 1.25%
Mohawk Industries Inc (a)	776,892	134,791

TOTAL COMMON STOCKS		$10,772,930
INVESTMENT COMPANIES - 0.20%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.20%
Goldman Sachs Financial Square Funds -	21,521,173	21,520
Government Fund

TOTAL INVESTMENT COMPANIES		$21,520
Total Investments		$10,794,450
Liabilities in Excess of Other Assets, Net - (0.03)%			$(3,571)
TOTAL NET ASSETS - 100.00%		$10,790,879

(a)	Non-Income Producing Security
(b)	Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent
Financial	23.54%
Consumer, Cyclical	16.86%
Consumer, Non-cyclical	16.75%
Communications	13.70%
Industrial	9.00%
Energy	6.38%
Technology	5.78%
Basic Materials	5.12%
Utilities	1.55%
Diversified	1.15%
Exchange Traded Funds	0.20%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 2.00%			Internet - 4.28%
Southwest Airlines Co	54,910	$2,227	LinkedIn Corp (a)	11,577	$2,919
			Netflix Inc (a)	3,330	1,853
					$4,772
Apparel - 4.17%
Hanesbrands Inc	72,004	2,238	Lodging - 1.57%
Under Armour Inc (a)	31,144	2,415	Marriott International Inc/MD	21,954	1,757
		$4,653

Automobile Parts & Equipment - 2.97%			Machinery - Diversified - 1.91%
Mobileye NV (a)	24,410	1,095	Middleby Corp/The (a)	21,072	2,135
WABCO Holdings Inc (a)	17,870	2,224
		$3,319	Media - 2.10%
			AMC Networks Inc (a)	31,050	2,342
Banks - 1.02%
SVB Financial Group (a)	8,600	1,142
			Packaging & Containers - 1.03%
Beverages - 4.07%			Bemis Co Inc	25,625	1,153
Constellation Brands Inc	23,931	2,775
Monster Beverage Corp (a)	12,865	1,764
			Pharmaceuticals - 3.59%
		$4,539	AmerisourceBergen Corp	21,459	2,453
Biotechnology - 5.49%			Zoetis Inc	35,100	1,559
Alnylam Pharmaceuticals Inc (a)	10,055	1,024			$4,012
BioMarin Pharmaceutical Inc (a)	18,162	2,035
			Retail - 11.30%
Illumina Inc (a)	10,610	1,955	Burlington Stores Inc (a)	20,501	1,057
Medivation Inc (a)	9,265	1,119	Darden Restaurants Inc	28,565	1,822
		$6,133	Dollar Tree Inc (a)	26,185	2,001
			L Brands Inc	19,660	1,757
Chemicals - 1.81%			Rite Aid Corp (a)	146,435	1,129
CF Industries Holdings Inc	7,025	2,019	Tractor Supply Co	26,765	2,303
			Ulta Salon Cosmetics & Fragrance Inc (a)	16,865	2,548
Commercial Services - 5.83%					$12,617
Cintas Corp	24,206	1,935
McGraw Hill Financial Inc	21,965	2,291	Semiconductors - 6.08%
Robert Half International Inc	41,247	2,287	Avago Technologies Ltd	14,759	1,725
		$6,513	Broadcom Corp	49,125	2,172
			NXP Semiconductors NV (a)	18,106	1,740
Computers - 1.71%			Skyworks Solutions Inc	12,415	1,145
DST Systems Inc	16,620	1,913			$6,782

			Software - 10.69%
Electrical Components & Equipment - 1.55%			Activision Blizzard Inc	99,437	2,269
Acuity Brands Inc	10,345	1,727	Akamai Technologies Inc (a)	29,171	2,152
			Autodesk Inc (a)	28,555	1,623
			Electronic Arts Inc (a)	38,124	2,215
Energy - Alternate Sources - 1.64%
SunEdison Inc (a)	72,485	1,835	ServiceNow Inc (a)	49,096	3,675
					$11,934

Engineering & Construction - 2.90%			Telecommunications - 4.25%
SBA Communications Corp (a)	27,920	3,234	Fortinet Inc (a)	56,230	2,122
			Level 3 Communications Inc (a)	46,814	2,619
					$4,741
Food - 1.49%
Whole Foods Market Inc	34,790	1,662	Textiles - 1.41%
			Mohawk Industries Inc (a)	9,100	1,579

Healthcare - Products - 4.65%
Edwards Lifesciences Corp (a)	12,798	1,621	TOTAL COMMON STOCKS		$108,698
IDEXX Laboratories Inc (a)	14,585	1,829	INVESTMENT COMPANIES - 0.98%	Shares Held	Value (000	's)
Intuitive Surgical Inc (a)	3,505	1,738
			Publicly Traded Investment Fund - 0.98%
		$5,188	Goldman Sachs Financial Square Funds -	1,090,765	1,091
			Government Fund
Healthcare - Services - 3.22%
Humana Inc	12,095	2,003
WellCare Health Plans Inc (a)	20,595	1,595	TOTAL INVESTMENT COMPANIES		$1,091
		$3,598	Total Investments		$109,789
			Other Assets in Excess of Liabilities, Net - 1.66%		$1,850
Home Builders - 1.00%			TOTAL NET ASSETS - 100.00%		$111,639
Pulte Group Inc	57,840	1,116

			(a) Non-Income Producing Security
Home Furnishings - 2.66%
Harman International Industries Inc	22,795	2,972

Housewares - 0.97%
Newell Rubbermaid Inc	28,436	1,084

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	28.34%
Consumer, Cyclical	28.05%
Technology	18.48%
Communications	10.63%
Industrial	7.39%
Basic Materials	1.81%
Energy	1.64%
Financial	1.02%
Exchange Traded Funds	0.98%
Other Assets in Excess of Liabilities, Net	1.66%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2015 (unaudited)

COMMON STOCKS - 94.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.18%			Building Materials - 0.70%
Alliance Data Systems Corp (a)	50,586	$15,040	Fortune Brands Home & Security Inc	195,914	$8,738
Interpublic Group of Cos Inc/The	39,938	832	Martin Marietta Materials Inc	5,644	805
Omnicom Group Inc	24,365	1,846	Masco Corp	33,139	878
		$17,718			$10,421

Aerospace & Defense - 1.54%			Chemicals - 1.58%
B/E Aerospace Inc	8,484	507	Airgas Inc	85,815	8,691
KLX Inc (a)	7,229	303	Albemarle Corp	4,759	284
Rockwell Collins Inc	146,844	14,293	Cabot Corp	574	24
Spirit AeroSystems Holdings Inc (a)	10,425	530	Eastman Chemical Co	12,491	952
TransDigm Group Inc	34,588	7,337	FMC Corp	10,735	637
Triumph Group Inc	1,683	100	International Flavors & Fragrances Inc	63,226	7,255
		$23,070	NewMarket Corp	1,240	554
			Platform Specialty Products Corp (a),(b)	13,091	353
Agriculture - 0.17%			Rayonier Advanced Materials Inc	698	12
Lorillard Inc	35,520	2,481	RPM International Inc	11,286	536
			Sherwin-Williams Co/The	7,866	2,187
Airlines - 0.40%			Sigma-Aldrich Corp	4,994	694
Alaska Air Group Inc	11,675	748	Valspar Corp/The	7,729	627
Copa Holdings SA	3,598	399	Westlake Chemical Corp	4,816	375
Southwest Airlines Co	57,228	2,321	WR Grace & Co (a)	5,300	513
Spirit Airlines Inc (a)	5,868	402			$23,694
United Continental Holdings Inc (a)	34,711	2,073
			Commercial Services - 7.79%
		$5,943	Avis Budget Group Inc (a)	9,791	530
Apparel - 1.84%			Booz Allen Hamilton Holding Corp	9,539	262
Carter's Inc	7,375	736	Cintas Corp	7,478	598
Deckers Outdoor Corp (a)	4,752	352	CoStar Group Inc (a)	50,553	10,335
Hanesbrands Inc	37,548	1,167	Equifax Inc	155,620	15,084
Michael Kors Holdings Ltd (a)	195,449	12,091	FleetCor Technologies Inc (a)	7,579	1,219
Ralph Lauren Corp	3,579	477	Gartner Inc (a)	146,397	12,148
Under Armour Inc (a)	134,104	10,400	Global Payments Inc	6,231	625
VF Corp	32,525	2,356	H&R Block Inc	25,850	782
		$27,579	Hertz Global Holdings Inc (a)	36,094	752
			HMS Holdings Corp (a)	415,670	7,071
Automobile Manufacturers - 0.25%			KAR Auction Services Inc	7,716	287
PACCAR Inc	30,197	1,973	McGraw Hill Financial Inc	25,024	2,610
Tesla Motors Inc (a)	7,662	1,732	Moody's Corp	95,903	10,312
		$3,705	Morningstar Inc	2,652	201
			Quanta Services Inc (a)	7,104	205
Automobile Parts & Equipment - 2.13%
Allison Transmission Holdings Inc	18,538	569	Robert Half International Inc	12,775	708
BorgWarner Inc	266,423	15,772	RR Donnelley & Sons Co	2,706	51
Goodyear Tire & Rubber Co/The	22,197	630	SEI Investments Co	10,034	458
Lear Corp	6,138	681	Service Corp International/US	22,815	632
			ServiceMaster Global Holdings Inc (a)	3,796	131
WABCO Holdings Inc (a)	114,239	14,217
			Total System Services Inc	17,805	704
		$31,869	Towers Watson & Co	57,810	7,336
			United Rentals Inc (a)	80,919	7,815
Banks - 1.56%
East West Bancorp Inc	256,876	10,427	Vantiv Inc (a)	501,266	19,600
Signature Bank/New York NY (a)	95,449	12,798	Verisk Analytics Inc (a)	201,982	15,157
SVB Financial Group (a)	602	80	Western Union Co/The	49,252	999
		$23,305			$116,612

Beverages - 1.51%			Computers - 1.78%
Brown-Forman Corp	12,405	1,119	Cadence Design Systems Inc (a)	26,471	494
Coca-Cola Enterprises Inc	19,020	845	Computer Sciences Corp	1,218	78
Constellation Brands Inc	12,058	1,398	Diebold Inc	8,873	308
Dr Pepper Snapple Group Inc	19,239	1,435	DST Systems Inc	3,159	364
Keurig Green Mountain Inc	84,933	9,884	Genpact Ltd (a)	849,861	18,579
Monster Beverage Corp (a)	57,767	7,920	IHS Inc (a)	6,323	793
		$22,601	Jack Henry & Associates Inc	7,729	514
			NCR Corp (a)	2,218	61
Biotechnology - 2.25%			NetApp Inc	15,458	560
Alnylam Pharmaceuticals Inc (a)	4,924	502
(a)			SanDisk Corp	9,160	613
BioMarin Pharmaceutical Inc	104,412	11,699	Stratasys Ltd (a)	93,817	3,513
Charles River Laboratories International Inc	3,140	217	Teradata Corp (a)	15,730	692
(a)
Illumina Inc (a)	41,200	7,591			$26,569
Incyte Corp (a)	11,660	1,133	Consumer Products - 0.86%
Medivation Inc (a)	75,539	9,121	Church & Dwight Co Inc	141,556	11,490
Myriad Genetics Inc (a)	9,017	298	Clorox Co/The	10,445	1,108
United Therapeutics Corp (a)	4,806	767	Spectrum Brands Holdings Inc	2,916	267
Vertex Pharmaceuticals Inc (a)	19,045	2,348			$12,865
		$33,676

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale - 2.30%			Food (continued)
Fastenal Co	224,621	$9,573	Hormel Foods Corp	13,110	$713
Fossil Group Inc (a)	6,027	506	Ingredion Inc	1,536	122
Genuine Parts Co	13,552	1,218	Kroger Co/The	49,921	3,440
LKQ Corp (a)	504,948	13,669	McCormick & Co Inc/MD	134,782	10,149
Watsco Inc	67,555	8,126	Pilgrim's Pride Corp	1,154	28
WW Grainger Inc	5,414	1,345	Tyson Foods Inc	2,419	96
		$34,437	WhiteWave Foods Co/The (a)	14,021	616
			Whole Foods Market Inc	15,666	748
Diversified Financial Services - 4.84%					$24,894
Affiliated Managers Group Inc (a)	163,807	37,042
Ameriprise Financial Inc	6,110	765	Forest Products & Paper - 0.03%
CBOE Holdings Inc	11,809	665	International Paper Co	9,220	495
Eaton Vance Corp	16,530	679	Veritiv Corp (a)	179	7
Federated Investors Inc	9,488	326			$502
Greenhill & Co Inc	219,369	8,676
Intercontinental Exchange Inc	4,491	1,008	Hand & Machine Tools - 0.04%
Invesco Ltd	139,763	5,789	Lincoln Electric Holdings Inc	3,560	238
Lazard Ltd	9,960	528	Snap-on Inc	1,118	167
Legg Mason Inc	5,594	295	Stanley Black &Decker Inc	2,400	237
LPL Financial Holdings Inc	176,152	7,129			$642
Nationstar Mortgage Holdings Inc (a)	2,661	67
			Healthcare - Products - 3.56%
Ocwen Financial Corp (a)	13,613	116	Align Technology Inc (a)	144,946	8,529
PRA Group Inc (a)	110,784	6,068	Bio-Techne Corp	60,338	5,790
Santander Consumer USA Holdings Inc	815	20	Cooper Cos Inc/The	35,617	6,342
T Rowe Price Group Inc	24,158	1,961	CR Bard Inc	7,640	1,273
TD Ameritrade Holding Corp	21,623	784	DENTSPLY International Inc	6,059	309
Waddell & Reed Financial Inc	11,704	577	Edwards Lifesciences Corp (a)	10,569	1,339
		$72,495	Globus Medical Inc (a)	232,161	5,546
			Henry Schein Inc (a)	8,551	1,172
Electric - 0.04%
Calpine Corp (a)	7,598	166	Hill-Rom Holdings Inc	529	26
			IDEXX Laboratories Inc (a)	34,015	4,264
ITC Holdings Corp	13,329	480	Intuitive Surgical Inc (a)	2,684	1,331
		$646	Patterson Cos Inc	1,052	49
Electrical Components & Equipment - 2.00%			ResMed Inc	11,315	723
Acuity Brands Inc	82,514	13,776	Sirona Dental Systems Inc (a)	154,929	14,370
AMETEK Inc	305,836	16,032	St Jude Medical Inc	18,337	1,285
Hubbell Inc	1,309	142	Varian Medical Systems Inc (a)	8,382	745
		$29,950	Zimmer Holdings Inc	1,727	190
					$53,283
Electronics - 1.45%
Agilent Technologies Inc	6,597	273	Healthcare - Services - 3.14%
Allegion PLC	7,780	476	Acadia Healthcare Co Inc (a)	170,601	11,686
Amphenol Corp	28,457	1,576	Brookdale Senior Living Inc (a)	13,846	502
Avnet Inc	3,863	165	Centene Corp (a)	11,557	716
FLIR Systems Inc	13,613	420	Cigna Corp	2,878	359
Gentex Corp/MI	23,603	409	DaVita HealthCare Partners Inc (a)	8,472	687
Keysight Technologies Inc (a)	3,299	110	Envision Healthcare Holdings Inc (a)	222,756	8,456
Mettler-Toledo International Inc (a)	23,539	7,462	HCA Holdings Inc (a)	4,262	315
National Instruments Corp	13,658	391	Laboratory Corp of America Holdings (a)	77,237	9,234
Trimble Navigation Ltd (a)	328,832	8,362	Mednax Inc (a)	205,638	14,555
Tyco International PLC	30,093	1,185	Premier Inc (a)	4,446	169
Waters Corp (a)	6,837	856	Universal Health Services Inc	2,699	316
		$21,685			$46,995

Engineering & Construction - 1.12%			Home Builders - 0.06%
Chicago Bridge & Iron Co NV ADR	13,533	645	NVR Inc (a)	394	523
Fluor Corp	8,392	505	Thor Industries Inc	6,320	380
SBA Communications Corp (a)	134,330	15,558			$903
		$16,708
			Home Furnishings - 0.09%
Entertainment - 0.46%			Harman International Industries Inc	6,419	837
Cinemark Holdings Inc	15,845	676	Leggett & Platt Inc	9,412	400
Six Flags Entertainment Corp	133,178	6,262	Whirlpool Corp	981	172
		$6,938			$1,409

Environmental Control - 2.16%			Housewares - 0.10%
Stericycle Inc (a)	238,830	31,867	Newell Rubbermaid Inc	15,471	590
Waste Connections Inc	10,333	490	Scotts Miracle-Gro Co/The	6,154	397
		$32,357	Toro Co	7,745	519
					$1,506
Food - 1.66%
Campbell Soup Co	9,316	417	Insurance - 0.21%
Fresh Market Inc/The (a)	199,518	7,011	American Financial Group Inc/OH	1,644	104
Hain Celestial Group Inc (a)	7,404	446	Aon PLC	19,790	1,904
Hershey Co/The	12,054	1,108	Arthur J Gallagher & Co	13,648	653

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Miscellaneous Manufacturing (continued)
Brown & Brown Inc	956	$30	Crane Co	2,441	$149
Erie Indemnity Co	3,359	278	Donaldson Co Inc	17,929	670
Reinsurance Group of America Inc	2,639	242	Dover Corp	11,420	865
		$3,211	Ingersoll-Rand PLC	3,155	208
			ITT Corp	2,840	113
Internet - 1.81%			Pall Corp	8,851	861
CDW Corp/DE	11,930	457	Parker-Hannifin Corp	7,375	880
Equinix Inc	4,554	1,165	Pentair PLC	1,731	107
Expedia Inc	9,539	899	Trinity Industries Inc	16,304	442
F5 Networks Inc (a)	6,856	837
HomeAway Inc (a)	299,056	8,359			$13,910
IAC/InterActiveCorp	4,210	294	Office & Business Equipment - 0.02%
Liberty Interactive Corp (a)	23,137	665	Pitney Bowes Inc	12,720	285
Liberty Ventures (a)	13,527	564
LinkedIn Corp (a)	9,533	2,403
Netflix Inc (a)	4,832	2,689	Oil & Gas - 3.75%
			Antero Resources Corp (a)	7,653	339
Pandora Media Inc (a)	280,603	5,006
Splunk Inc (a)	10,805	717	Atwood Oceanics Inc	1,931	64
TripAdvisor Inc (a)	8,979	723	Cabot Oil & Gas Corp	33,647	1,138
			Cheniere Energy Inc (a)	19,182	1,467
Twitter Inc (a)	41,551	1,619
VeriSign Inc (a)	10,148	644	Chesapeake Energy Corp	16,629	262
			Cimarex Energy Co	1,447	180
		$27,041	Concho Resources Inc (a)	161,435	20,448
			Continental Resources Inc/OK (a)	11,816	622
Leisure Products & Services - 2.12%
Brunswick Corp/DE	112,660	5,637	CVR Energy Inc	883	35
Harley-Davidson Inc	20,587	1,157	EQT Corp	11,082	997
Norwegian Cruise Line Holdings Ltd (a)	11,538	560	Helmerich & Payne Inc	8,982	700
Polaris Industries Inc	177,400	24,297	HollyFrontier Corp	4,997	194
		$31,651	Kosmos Energy Ltd (a)	14,489	142
			Laredo Petroleum Inc (a)	13,954	221
Lodging - 1.05%			Murphy USA Inc (a)	2,987	195
Choice Hotels International Inc	332	20	Noble Energy Inc	26,621	1,350
Marriott International Inc/MD	167,619	13,418	Oasis Petroleum Inc (a)	19,130	343
Starwood Hotels & Resorts Worldwide Inc	6,463	555	Patterson-UTI Energy Inc	10,129	226
Wyndham Worldwide Corp	11,366	971	PBF Energy Inc	2,980	85
Wynn Resorts Ltd	6,534	726	Pioneer Natural Resources Co	38,710	6,688
		$15,690	QEP Resources Inc	3,140	71
Machinery - Diversified - 2.20%			Range Resources Corp	138,494	8,803
Flowserve Corp	12,763	747	Seadrill Ltd	14,429	189
Graco Inc	8,328	597	SM Energy Co	9,211	534
			Southwestern Energy Co (a)	348,973	9,782
IDEX Corp	6,916	519
Middleby Corp/The (a)	171,243	17,353	Tesoro Corp	7,640	656
			Unit Corp (a)	433	15
Rockwell Automation Inc	91,569	10,860	Whiting Petroleum Corp (a)	8,163	309
Roper Technologies Inc	4,200	706
Wabtec Corp/DE	8,963	843			$56,055
Xylem Inc/NY	18,299	677	Oil & Gas Services - 0.82%
Zebra Technologies Corp (a)	6,935	639	Cameron International Corp (a)	11,914	653
		$32,941	Dresser-Rand Group Inc (a)	7,363	609
			Dril-Quip Inc (a)	5,326	425
Media - 0.48%			FMC Technologies Inc (a)	22,634	998
Cablevision Systems Corp	26,850	536
Charter Communications Inc (a)	6,397	1,197	Frank's International NV	609	13
Discovery Communications Inc - A Shares (a)	18,502	599	Oceaneering International Inc	157,564	8,683
Discovery Communications Inc - C Shares (a)	18,509	559	RPC Inc	8,447	134
DISH Network Corp (a)	12,603	853	Superior Energy Services Inc	1,456	37
FactSet Research Systems Inc	3,869	609	Targa Resources Corp	6,697	703
Nielsen NV	16,972	763			$12,255
Scripps Networks Interactive Inc	9,176	641	Packaging & Containers - 0.25%
Sirius XM Holdings Inc (a)	244,439	965	Ball Corp	12,739	935
Starz (a)	10,505	413	Crown Holdings Inc (a)	11,178	607
		$7,135	Owens-Illinois Inc (a)	13,629	326
Metal Fabrication & Hardware - 0.00%			Packaging Corp of America	8,982	621
Timken Co/The	727	29	Sealed Air Corp	19,730	900
Valmont Industries Inc	217	27	Silgan Holdings Inc	5,992	323
		$56			$3,712
			Pharmaceuticals - 4.28%
Mining - 0.03%			Akorn Inc (a)	104,995	4,372
Compass Minerals International Inc	4,603	407	Alkermes PLC (a)	9,976	552
Tahoe Resources Inc	1,797	25
		$432	AmerisourceBergen Corp	22,624	2,586
			Cardinal Health Inc	3,783	319
Miscellaneous Manufacturing - 0.93%			Catamaran Corp (a)	20,724	1,230
AO Smith Corp	140,294	8,965	Endo International PLC (a)	14,311	1,203
Colfax Corp (a)	13,100	650	Herbalife Ltd (a)	10,448	434

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Jazz Pharmaceuticals PLC (a)	4,787	$855	Sally Beauty Holdings Inc (a)	195,451	$6,100
Mallinckrodt PLC (a)	75,574	8,554	Signet Jewelers Ltd	4,443	596
Mead Johnson Nutrition Co	249,267	23,910	Tiffany & Co	114,232	9,993
Mylan NV (a)	30,134	2,177	Tractor Supply Co	170,152	14,643
Perrigo Co PLC	76,821	14,080	Ulta Salon Cosmetics & Fragrance Inc (a)	6,062	916
Pharmacyclics Inc (a)	4,909	1,258	Urban Outfitters Inc (a)	145,162	5,812
Quintiles Transnational Holdings Inc (a)	3,474	229	Williams-Sonoma Inc	220,022	16,178
Zoetis Inc	50,189	2,229	World Fuel Services Corp	2,190	122
		$63,988			$176,204

Pipelines - 0.03%			Semiconductors - 2.30%
ONEOK Inc	10,604	510	Analog Devices Inc	11,548	714
			Applied Materials Inc	73,643	1,457
			ARM Holdings PLC ADR	118,370	6,036
Real Estate - 0.08%
CBRE Group Inc (a)	22,586	866	Atmel Corp	57,794	438
			Avago Technologies Ltd	22,620	2,644
Jones Lang LaSalle Inc	1,634	271	Integrated Device Technology Inc (a)	549,277	9,991
		$1,137	IPG Photonics Corp (a)	4,567	405
REITS - 0.73%			KLA-Tencor Corp	13,692	805
Apartment Investment & Management Co	12,105	457	Lam Research Corp	5,922	448
Boston Properties Inc	2,521	334	Linear Technology Corp	21,419	988
Communications Sales & Leasing Inc	15,499	466	Maxim Integrated Products Inc	23,500	772
Crown Castle International Corp	30,660	2,561	Microchip Technology Inc	18,139	864
Equity LifeStyle Properties Inc	8,287	438	NVIDIA Corp	12,561	279
Extra Space Storage Inc	10,648	702	ON Semiconductor Corp (a)	31,062	358
Federal Realty Investment Trust	4,102	548	Skyworks Solutions Inc	76,460	7,053
Health Care REIT Inc	16,992	1,224	Teradyne Inc	3,105	57
Healthcare Trust of America Inc	2,056	53	Xilinx Inc	24,294	1,053
Iron Mountain Inc	13,329	460			$34,362
Lamar Advertising Co	10,913	633
Omega Healthcare Investors Inc	6,438	232	Shipbuilding - 0.03%
Plum Creek Timber Co Inc	11,726	495	Huntington Ingalls Industries Inc	3,856	507
Tanger Factory Outlet Centers Inc	7,809	262
Taubman Centers Inc	8,115	584	Software - 8.33%
Ventas Inc	12,785	881	Activision Blizzard Inc	29,888	682
VornadoRealtyTrust	5,791	599	Akamai Technologies Inc (a)	208,333	15,371
WP GLIMCHER Inc	3,356	50	ANSYS Inc (a)	79,777	6,848
		$10,979	athenahealth Inc (a)	5,195	637
			Autodesk Inc (a)	16,405	932
Retail - 11.77%			Broadridge Financial Solutions Inc	11,032	595
Advance Auto Parts Inc	6,878	984	Cerner Corp (a)	335,334	24,080
AutoNation Inc (a)	9,466	583	Citrix Systems Inc (a)	13,552	910
AutoZone Inc (a)	3,075	2,068
Bed Bath & Beyond Inc (a)	7,385	520	Dun & Bradstreet Corp/The	1,814	232
			Electronic Arts Inc (a)	22,025	1,279
Best Buy Co Inc	11,793	409	Envestnet Inc (a)	167,420	8,582
Big Lots Inc	2,183	99	Fidelity National Information Services Inc	4,902	306
Brinker International Inc	8,918	494	Fiserv Inc (a)	161,308	12,518
Buffalo Wild Wings Inc (a)	62,753	9,997	Guidewire Software Inc (a)	198,580	9,919
Burlington Stores Inc (a)	154,962	7,991	Inovalon Holdings Inc (a)	2,661	67
CarMax Inc (a)	14,317	975
Chipotle Mexican Grill Inc (a)	2,929	1,820	Intuit Inc	25,946	2,603
			Paychex Inc	26,509	1,283
Coach Inc	22,108	845	PTC Inc (a)	16,294	625
Copart Inc (a)	15,452	550	Rackspace Hosting Inc (a)	10,719	578
CST Brands Inc	8,860	370	Red Hat Inc (a)	192,654	14,499
Dick's Sporting Goods Inc	109,195	5,925	ServiceNow Inc (a)	127,775	9,566
Dillard's Inc	2,237	294	SolarWinds Inc (a)	9,026	440
Dollar General Corp	301,576	21,928	Tableau Software Inc (a)	5,234	512
Dollar Tree Inc (a)	19,497	1,490	Ultimate Software Group Inc/The (a)	65,198	10,837
Domino's Pizza Inc	5,243	565	Veeva Systems Inc (a)	5,198	138
Family Dollar Stores Inc	7,273	568	Workday Inc (a)	7,551	689
Foot Locker Inc	2,906	173			$124,728
GameStop Corp	774	30
Gap Inc/The	23,644	937	Telecommunications - 1.63%
GNC Holdings Inc	12,507	538	Arista Networks Inc (a)	637	41
Kohl's Corp	1,577	113	ARRIS Group Inc (a)	17,279	582
L Brands Inc	72,349	6,465	CommScope Holding Co Inc (a)	8,557	252
Macy's Inc	24,788	1,602	EchoStar Corp (a)	1,450	72
Nordstrom Inc	11,178	845	Fortinet Inc (a)	365,602	13,797
O'Reilly Automotive Inc (a)	135,930	29,610	Harris Corp	2,999	241
Penske Automotive Group Inc	2,600	127	Juniper Networks Inc	12,131	321
PVH Corp	5,810	600	Level 3 Communications Inc (a)	22,305	1,248
Restaurant Brands International Inc	16,220	661	NeuStar Inc (a)	234,865	7,046
Rite Aid Corp (a)	52,599	406	Palo Alto Networks Inc (a)	4,418	653
Ross Stores Inc	215,029	21,262

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)
Windstream Holdings Inc	12,915	$151
$24,404

Toys, Games & Hobbies - 0.77%
Hasbro Inc	162,499	11,503

Transportation - 2.18%
CH Robinson Worldwide Inc	13,792	888
Expeditors International of Washington Inc	18,340	840
Genesee & Wyoming Inc (a)	3,299	307
JB Hunt Transport Services Inc	147,986	12,905
Kansas City Southern	6,866	704
Kirby Corp (a)	7,828	615
Landstar System Inc	6,176	385
Old Dominion Freight Line Inc (a)	224,698	15,982
$32,626

Trucking & Leasing - 0.01%
AMERCO	567	183

TOTAL COMMON STOCKS	$1,412,963
INVESTMENT COMPANIES - 5.52%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 5.52%
BlackRock Liquidity Funds FedFund Portfolio	25,029,290	25,030
Cash Account Trust - Government & Agency	1,588,029	1,588
Portfolio - Government Cash Managed
First American Government Obligations Fund	56,041,518	56,041
$82,659
TOTAL INVESTMENT COMPANIES	$82,659
Total Investments	$1,495,622
Other Assets in Excess of Liabilities, Net - 0.08%	$1,156
TOTAL NET ASSETS - 100.00%	$1,496,778

(a)	Non-Income Producing Security
(b)	Security is Illiquid

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	25.31%
Consumer, Cyclical	23.34%
Industrial	14.61%
Technology	12.34%
Financial	7.42%
Exchange Traded Funds	5.52%
Communications	5.10%
Energy	4.60%
Basic Materials	1.64%
Utilities	0.04%
Other Assets in Excess of Liabilities, Net	0.08%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2015	Long	607	$91,990	$90,838	$(1,152)
Total	$(1,152)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.65%			Chemicals (continued)
B/E Aerospace Inc	74,952	$4,481	Sensient Technologies Corp	33,614	$2,197
Esterline Technologies Corp (a)	22,007	2,449	Valspar Corp/The	52,872	4,288
Exelis Inc	131,906	3,234			$35,212
KLX Inc (a)	37,110	1,555
			Coal - 0.08%
Orbital ATK Inc	41,941	3,069
Teledyne Technologies Inc (a)	24,945	2,619	Peabody Energy Corp	194,391	919
Triumph Group Inc	35,686	2,114
		$19,521	Commercial Services - 4.71%
			Aaron's Inc	45,660	1,552
Airlines - 0.83%			Apollo Education Group Inc (a)	68,321	1,147
Alaska Air Group Inc	92,864	5,949	Corporate Executive Board Co	23,682	1,985
JetBlue Airways Corp (a)	184,702	3,792
			Deluxe Corp	35,289	2,285
		$9,741	DeVry Education Group Inc	40,610	1,228
Apparel- 0.47%			FTI Consulting Inc (a)	29,264	1,203
Carter's Inc	37,350	3,730	Gartner Inc (a)	61,908	5,137
Deckers Outdoor Corp (a)	24,451	1,809	Global Payments Inc	47,434	4,757
		$5,539	Graham Holdings Co	3,131	3,203
			HMS Holdings Corp (a)	62,499	1,063
Automobile Parts & Equipment - 0.21%			Live Nation Entertainment Inc (a)	102,622	2,572
Dana Holding Corp	116,560	2,514	ManpowerGroup Inc	55,388	4,726
			Rent-A-Center Inc/TX	37,420	1,107
Banks - 4.68%			Rollins Inc	68,058	1,688
Associated Banc-Corp	105,178	1,978	RR Donnelley & Sons Co	141,336	2,632
BancorpSouth Inc	60,612	1,467	SEI Investments Co	92,046	4,203
Bank of Hawaii Corp	30,887	1,865	Service Corp International/US	143,522	3,973
Cathay General Bancorp	52,508	1,501	Sotheby's	43,433	1,855
City National Corp/CA	34,025	3,171	Towers Watson & Co	49,209	6,245
			WEX Inc (a)	27,442	3,093
Commerce Bancshares Inc/MO	58,668	2,506
Cullen/Frost Bankers Inc	38,862	2,835			$55,654
East West Bancorp Inc	101,541	4,121	Computers - 3.06%
First Horizon National Corp	165,678	2,361	3D Systems Corp (a)	73,944	1,855
FirstMerit Corp	116,986	2,266	Cadence Design Systems Inc (a)	206,774	3,856
Fulton Financial Corp	126,636	1,540	Convergys Corp	70,058	1,589
Hancock Holding Co	56,896	1,656	Diebold Inc	45,770	1,591
International Bancshares Corp	40,865	1,062	DST Systems Inc	20,208	2,326
PacWest Bancorp	68,484	3,089	Jack Henry & Associates Inc	57,844	3,847
Prosperity Bancshares Inc	42,602	2,272	Leidos Holdings Inc	44,008	1,833
Signature Bank/New York NY (a)	35,589	4,772	Lexmark International Inc	42,931	1,906
SVB Financial Group (a)	36,048	4,786	MAXIMUS Inc	46,585	2,982
Synovus Financial Corp	96,286	2,663	Mentor Graphics Corp	69,204	1,656
TCF Financial Corp	116,407	1,823	NCR Corp (a)	119,319	3,274
Trustmark Corp	47,763	1,137	Science Applications International Corp	27,792	1,392
Umpqua Holdings Corp	155,888	2,652	Synopsys Inc (a)	108,710	5,096
Valley National Bancorp	156,233	1,473	VeriFone Systems Inc (a)	80,454	2,878
Webster Financial Corp	64,031	2,294			$36,081
		$55,290
			Consumer Products - 0.63%
Beverages - 0.13%			Church & Dwight Co Inc	92,356	7,497
Boston Beer Co Inc/The (a)	6,416	1,590

			Cosmetics & Personal Care - 0.21%
Biotechnology - 0.81%			Avon Products Inc	307,523	2,512
Bio-Rad Laboratories Inc (a)	14,615	1,965
Charles River Laboratories International Inc	33,475	2,315
(a)			Distribution & Wholesale - 0.93%
United Therapeutics Corp (a)	33,009	5,271	Ingram Micro Inc (a)	110,518	2,781
		$9,551	LKQ Corp (a)	215,092	5,822
			Watsco Inc	19,330	2,325
Building Materials - 1.07%					$10,928
Eagle Materials Inc	35,563	2,966
Fortune Brands Home & Security Inc	112,233	5,005	Diversified Financial Services - 2.29%
Lennox International Inc	29,074	3,081	CBOE Holdings Inc	59,419	3,344
Louisiana-Pacific Corp (a)	100,700	1,535	CoreLogic Inc/United States (a)	63,512	2,484
		$12,587	Eaton Vance Corp	83,769	3,441
			Federated Investors Inc	67,460	2,321
Chemicals - 2.98%			Janus Capital Group Inc	104,620	1,873
Albemarle Corp	79,333	4,736	Raymond James Financial Inc	89,886	5,081
Ashland Inc	45,074	5,696	SLM Corp (a)	299,544	3,052
Cabot Corp	45,070	1,926	Stifel Financial Corp (a)	46,897	2,478
Cytec Industries Inc	50,421	2,788	Waddell & Reed Financial Inc	59,109	2,915
Minerals Technologies Inc	24,546	1,663			$26,989
NewMarket Corp	7,481	3,343
Olin Corp	54,738	1,616	Electric - 2.43%
PolyOne Corp	63,024	2,461	Alliant Energy Corp	78,470	4,745
RPM International Inc	94,605	4,498	Black Hills Corp	31,601	1,558

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Gas (continued)
Cleco Corp	42,775	$2,325	ONE Gas Inc	36,884	$1,548
Great Plains Energy Inc	109,046	2,855	Questar Corp	124,136	2,910
Hawaiian Electric Industries Inc	72,652	2,274	UGI Corp	122,220	4,254
IDACORP Inc	35,550	2,145	Vectren Corp	58,422	2,522
MDU Resources Group Inc	137,522	3,065	WGL Holdings Inc	35,170	1,935
OGE Energy Corp	141,103	4,611			$20,861
PNM Resources Inc	56,343	1,565
Westar Energy Inc	93,467	3,519	Hand & Machine Tools - 0.69%
		$28,662	Kennametal Inc	55,995	1,983
			Lincoln Electric Holdings Inc	54,946	3,673
Electrical Components & Equipment - 1.51%			Regal Beloit Corp	31,624	2,473
Acuity Brands Inc	30,676	5,121			$8,129
Belden Inc	30,074	2,525
Energizer Holdings Inc	43,943	6,003	Healthcare - Products - 3.66%
			Align Technology Inc (a)	51,387	3,024
Hubbell Inc	38,074	4,144
		$17,793	Bio-Techne Corp	26,266	2,521
			Cooper Cos Inc/The	34,157	6,082
Electronics - 3.46%			Halyard Health Inc (a)	32,917	1,596
Arrow Electronics Inc (a)	67,652	4,039	Hill-Rom Holdings Inc	39,970	1,996
Avnet Inc	96,464	4,112	Hologic Inc (a)	172,279	5,813
FEI Co	29,578	2,232	IDEXX Laboratories Inc (a)	33,334	4,179
Gentex Corp/MI	208,866	3,624	ResMed Inc	99,421	6,357
Itron Inc (a)	27,073	971	Sirona Dental Systems Inc (a)	39,296	3,645
Jabil Circuit Inc	136,676	3,078	STERIS Corp	42,140	2,802
Keysight Technologies Inc (a)	119,153	3,987	Teleflex Inc	29,314	3,604
Knowles Corp (a)	60,174	1,153	Thoratec Corp (a)	38,273	1,535
Mettler-Toledo International Inc (a)	19,895	6,307			$43,154
National Instruments Corp	71,603	2,048
Tech Data Corp (a)	27,059	1,525	Healthcare - Services - 1.87%
Trimble Navigation Ltd (a)	183,328	4,662	Centene Corp (a)	84,047	5,210
			Community Health Systems Inc (a)	82,565	4,432
Vishay Intertechnology Inc	96,032	1,218	Health Net Inc/CA (a)	54,397	2,864
Woodward Inc	40,930	1,926	LifePoint Hospitals Inc (a)	31,264	2,341
		$40,882	Mednax Inc (a)	67,964	4,811
Energy - Alternate Sources - 0.38%			WellCare Health Plans Inc (a)	31,088	2,407
SunEdison Inc (a)	178,250	4,513			$22,065

			Home Builders - 0.96%
Engineering & Construction - 0.52%			KB Home	64,394	933
AECOM (a)	109,975	3,471	MDC Holdings Inc	27,643	742
Granite Construction Inc	25,501	885	NVR Inc (a)	2,720	3,608
KBR Inc	102,438	1,790	Thor Industries Inc	32,855	1,977
		$6,146	Toll Brothers Inc (a)	113,048	4,018
					$11,278
Entertainment - 0.44%
Cinemark Holdings Inc	73,656	3,140	Home Furnishings - 0.22%
DreamWorks Animation SKG Inc (a)	51,238	1,335	Tempur Sealy International Inc (a)	43,093	2,625
International Speedway Corp	19,770	719
		$5,194
			Housewares - 0.37%
Environmental Control - 0.62%			Scotts Miracle-Gro Co/The	31,420	2,027
Clean Harbors Inc (a)	37,920	2,095	Tupperware Brands Corp	35,187	2,353
MSA Safety Inc	22,252	1,018			$4,380
Waste Connections Inc	87,700	4,158
		$7,271	Insurance - 4.76%
			Alleghany Corp (a)	11,320	5,360
Food - 2.31%			American Financial Group Inc/OH	51,845	3,276
Dean Foods Co	66,600	1,082	Arthur J Gallagher & Co	116,531	5,574
Flowers Foods Inc	130,346	2,912	Aspen Insurance Holdings Ltd	44,024	2,057
Hain Celestial Group Inc (a)	71,948	4,334	Brown & Brown Inc	83,245	2,660
Ingredion Inc	50,578	4,016	CNO Financial Group Inc	141,924	2,413
Lancaster Colony Corp	13,736	1,232	Everest Re Group Ltd	31,608	5,655
Post Holdings Inc (a)	37,024	1,738	First American Financial Corp	76,238	2,652
SUPERVALU Inc (a)	146,011	1,283	Hanover Insurance Group Inc/The	31,336	2,149
Tootsie Roll Industries Inc	14,455	448	HCC Insurance Holdings Inc	68,273	3,889
TreeHouse Foods Inc (a)	30,267	2,460	Kemper Corp	35,390	1,333
United Natural Foods Inc (a)	35,368	2,386	Mercury General Corp	25,735	1,414
WhiteWave Foods Co/The (a)	123,384	5,425	Old Republic International Corp	170,386	2,605
		$27,316	Primerica Inc	36,951	1,708
			Reinsurance Group of America Inc	48,646	4,457
Forest Products & Paper - 0.16%			RenaissanceRe Holdings Ltd	32,371	3,318
Domtar Corp	45,097	1,949	StanCorp Financial Group Inc	29,809	2,148
			WR Berkley Corp	71,193	3,488
Gas - 1.77%					$56,156
Atmos Energy Corp	71,302	3,850
National Fuel Gas Co	59,607	3,842

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet - 0.19%			Oil & Gas (continued)
AOL Inc (a)	55,465	$2,213	Gulfport Energy Corp (a)	67,310	$3,294
			HollyFrontier Corp	138,701	5,379
			Murphy USA Inc (a)	30,418	1,987
Iron & Steel - 1.17%			Nabors Industries Ltd	204,712	3,419
Carpenter Technology Corp	37,197	1,609	Patterson-UTI Energy Inc	103,586	2,315
Commercial Metals Co	83,058	1,379	Rosetta Resources Inc (a)	52,038	1,188
Reliance Steel & Aluminum Co	54,858	3,550
Steel Dynamics Inc	170,845	3,781	Rowan Cos PLC	88,114	1,867
			SM Energy Co	47,719	2,766
United States Steel Corp	103,033	2,475	Unit Corp (a)	32,776	1,142
Worthington Industries Inc	35,608	962	Western Refining Inc	49,967	2,201
		$13,756	WPX Energy Inc (a)	144,211	1,983
Leisure Products & Services - 1.48%					$36,866
Brunswick Corp/DE	65,658	3,285
Jarden Corp (a)	126,905	6,495	Oil & Gas Services - 1.52%
			Dresser-Rand Group Inc (a)	54,229	4,483
Life Time Fitness Inc (a)	25,389	1,815
			Dril-Quip Inc (a)	27,424	2,186
Polaris Industries Inc	43,156	5,911	Helix Energy Solutions Group Inc (a)	69,669	1,148
		$17,506	NOW Inc (a)	75,733	1,810
Machinery - Construction & Mining - 0.43%			Oceaneering International Inc	70,470	3,884
Oshkosh Corp	55,272	2,976	Oil States International Inc (a)	36,327	1,729
Terex Corp	75,120	2,063	Superior Energy Services Inc	107,637	2,745
		$5,039			$17,985

Machinery - Diversified - 2.18%			Packaging & Containers - 1.69%
AGCO Corp	56,909	2,931	Bemis Co Inc	68,941	3,102
Cognex Corp	61,216	2,748	Greif Inc - Class A	23,995	978
Graco Inc	41,727	2,988	Packaging Corp of America	69,603	4,816
IDEX Corp	55,337	4,151	Rock-Tenn Co	98,972	6,233
Nordson Corp	40,512	3,227	Silgan Holdings Inc	29,478	1,588
Wabtec Corp/DE	68,148	6,409	Sonoco Products Co	71,224	3,183
Zebra Technologies Corp (a)	36,019	3,317			$19,900
		$25,771
			Pharmaceuticals - 1.09%
			Akorn Inc (a)	55,595	2,315
Media - 1.16%
AMC Networks Inc (a)	41,783	3,152	Omnicare Inc	68,694	6,044
FactSet Research Systems Inc	27,436	4,318	Owens & Minor Inc	44,605	1,504
John Wiley & Sons Inc	32,812	1,867	VCA Inc (a)	58,065	2,959
Meredith Corp	25,830	1,344			$12,822
New York Times Co/The	93,037	1,246
			Publicly Traded Investment Fund - 0.58%
Time Inc	77,448	1,768	iShares Core S&P Mid-Cap ETF	45,325	6,791
		$13,695

Metal Fabrication & Hardware - 0.42%			Real Estate - 0.56%
Timken Co/The	52,695	2,070	Alexander & Baldwin Inc	32,122	1,301
TimkenSteel Corp	26,586	776	Jones Lang LaSalle Inc	31,713	5,266
Valmont Industries Inc	16,972	2,139			$6,567
		$4,985
			REITS - 9.12%
Mining - 0.43%			Alexandria Real Estate Equities Inc	50,953	4,707
Compass Minerals International Inc	23,778	2,100	American Campus Communities Inc	79,353	3,185
Royal Gold Inc	46,128	2,977	BioMed Realty Trust Inc	142,413	2,955
		$5,077	Camden Property Trust	61,340	4,605
Miscellaneous Manufacturing - 2.29%			Communications Sales & Leasing Inc	85,446	2,570
AO Smith Corp	53,098	3,393	Corporate Office Properties Trust	65,445	1,727
AptarGroup Inc	44,091	2,737	Corrections Corp of America	82,611	3,039
Carlisle Cos Inc	46,102	4,449	Douglas Emmett Inc	96,512	2,751
CLARCOR Inc	35,511	2,308	Duke Realty Corp	243,855	4,831
Crane Co	34,568	2,112	Equity One Inc	54,789	1,350
Donaldson Co Inc	89,824	3,357	Extra Space Storage Inc	78,213	5,157
Harsco Corp	56,646	911	Federal Realty Investment Trust	48,569	6,492
ITT Corp	64,368	2,552	Highwoods Properties Inc	65,724	2,829
SPX Corp	28,989	2,232	Home Properties Inc	40,877	3,007
Trinity Industries Inc	110,112	2,983	Hospitality Properties Trust	106,061	3,190
		$27,034	Kilroy Realty Corp	61,098	4,337
			Lamar Advertising Co	56,769	3,290
Office Furnishings - 0.22%			LaSalle Hotel Properties	79,868	2,930
Herman Miller Inc	42,076	1,153	Liberty Property Trust	105,319	3,669
HNI Corp	31,241	1,457	Mack-Cali Realty Corp	59,231	1,063
		$2,610	Mid-America Apartment Communities Inc	53,261	3,974
			National Retail Properties Inc	93,523	3,591
Oil & Gas - 3.12%
Atwood Oceanics Inc	42,510	1,419	Omega Healthcare Investors Inc	111,649	4,030
California Resources Corp	218,225	2,029	Potlatch Corp	28,721	1,060
Denbury Resources Inc	249,951	2,202	Rayonier Inc	89,542	2,291
Energen Corp	51,630	3,675	Regency Centers Corp	66,580	4,180
			Senior Housing Properties Trust	166,216	3,403

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)			Software (continued)
Tanger Factory Outlet Centers Inc	66,780	$2,243	Informatica Corp (a)	77,406		$ 3,721
Taubman Centers Inc	44,785	3,225	MSCI Inc	79,488		4,864
UDR Inc	183,037	5,998	PTC Inc (a)	81,293		3,117
Urban Edge Properties	61,820	1,399	Rackspace Hosting Inc (a)	83,068		4,477
Weingarten Realty Investors	79,721	2,612	SolarWinds Inc (a)	46,933		2,290
WP GLIMCHER Inc	130,933	1,964	Solera Holdings Inc	47,530		2,306
		$107,654	Tyler Technologies Inc (a)	23,753		2,897
			Ultimate Software Group Inc/The (a)	20,234		3,363
Retail - 6.97%						$51,717
Abercrombie & Fitch Co	49,044	1,103
Advance Auto Parts Inc	51,736	7,398	Telecommunications - 2.19%
American Eagle Outfitters Inc	124,153	1,975	ARRIS Group Inc (a)	93,438		3,146
ANN Inc (a)	32,337	1,224	Ciena Corp (a)	82,851		1,765
Ascena Retail Group Inc (a)	93,233	1,398	Fortinet Inc (a)	100,334		3,787
Big Lots Inc	37,809	1,723	InterDigital Inc/PA	26,268		1,437
Brinker International Inc	44,647	2,472	JDS Uniphase Corp (a)	164,589		2,084
Buffalo Wild Wings Inc (a)	13,395	2,134	NeuStar Inc (a)	39,409		1,182
Cabela's Inc (a)	33,722	1,779	Plantronics Inc	30,414		1,620
Cheesecake Factory Inc/The	32,860	1,647	Polycom Inc (a)	94,912		1,239
Chico's FAS Inc	109,044	1,839	Qorvo Inc (a)	105,019		6,922
Copart Inc (a)	80,493	2,863	Telephone & Data Systems Inc	69,458		1,855
CST Brands Inc	54,563	2,276	Windstream Holdings Inc	71,205		832
Dick's Sporting Goods Inc	69,395	3,765				$25,869
Domino's Pizza Inc	39,349	4,244
Dunkin' Brands Group Inc	68,956	3,593	Transportation - 1.78%
Foot Locker Inc	100,504	5,975	Con-way Inc	40,729		1,674
			Genesee & Wyoming Inc (a)	36,269		3,371
Guess? Inc	45,215	828
			JB Hunt Transport Services Inc	65,109		5,678
HSN Inc	22,993	1,435	Kirby Corp (a)	39,401		3,094
JC Penney Co Inc (a)	215,670	1,790
Kate Spade & Co (a)	90,128	2,947	Landstar System Inc	31,684		1,974
			Old Dominion Freight Line Inc (a)	48,015		3,415
MSC Industrial Direct Co Inc	35,887	2,550
Office Depot Inc (a)	347,192	3,201	Tidewater Inc	33,164		918
Panera Bread Co (a)	18,019	3,288	Werner Enterprises Inc	31,614		850
Signet Jewelers Ltd	56,713	7,607				$20,974
Vista Outdoor Inc (a)	45,122	1,975
			Trucking & Leasing - 0.14%
Wendy's Co/The	195,030	1,974	GATX Corp	31,335		1,705
Williams-Sonoma Inc	60,579	4,454
World Fuel Services Corp	50,993	2,830
		$82,287	Water - 0.28%
			Aqua America Inc	125,076		3,355
Savings & Loans - 0.78%
First Niagara Financial Group Inc	250,359	2,277	TOTAL COMMON STOCKS			$1,148,486
New York Community Bancorp Inc	313,063	5,381	INVESTMENT COMPANIES - 2.69%	Shares Held	Value (000	's)
Washington Federal Inc	69,348	1,498
		$9,156	Publicly Traded Investment Fund - 2.69%
			BlackRock Liquidity Funds FedFund Portfolio	31,807,761		31,808
Semiconductors - 1.88%
Advanced Micro Devices Inc (a)	445,355	1,007	TOTAL INVESTMENT COMPANIES			$31,808
Atmel Corp	294,433	2,232	Total Investments			$1,180,294
Cree Inc (a)	78,961	2,501
Cypress Semiconductor Corp (a)	224,793	2,994	Other Assets in Excess of Liabilities, Net - 0.01%			$65
Fairchild Semiconductor International Inc (a)	82,824	1,505	TOTAL NET ASSETS - 100.00%			$1,180,359
Integrated Device Technology Inc (a)	104,891	1,908
Intersil Corp	92,313	1,232	(a) Non-Income Producing Security
IPG Photonics Corp (a)	25,189	2,231
Rovi Corp (a)	65,032	1,204
Semtech Corp (a)	47,216	1,100
Silicon Laboratories Inc (a)	27,719	1,432	Portfolio Summary (unaudited)
Teradyne Inc	154,049	2,811	Sector			Percent
		$22,157	Financial			22.19%
			Industrial			18.83%
Shipbuilding - 0.38%			Consumer, Non-cyclical			15.42%
Huntington Ingalls Industries Inc	34,167	4,496	Consumer, Cyclical			13.10%
			Technology			9.32%
Software - 4.38%			Energy			5.10%
ACI Worldwide Inc (a)	81,967	1,888	Basic Materials			4.74%
Acxiom Corp (a)	54,661	954	Utilities			4.48%
Advent Software Inc	31,845	1,382	Communications			3.54%
Allscripts Healthcare Solutions Inc (a)	120,029	1,596	Exchange Traded Funds			3.27%
ANSYS Inc (a)	63,678	5,466	Other Assets in Excess of Liabilities, Net			0.01%
Broadridge Financial Solutions Inc	85,492	4,610	TOTAL NET ASSETS			100.00%
CDK Global Inc	113,807	5,454
CommVault Systems Inc (a)	29,852	1,366
Fair Isaac Corp	22,229	1,966

See accompanying notes

		Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2015	Long	222	$33,805	$33,222	$(583)
Total					$(583)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2015 (unaudited)

COMMON STOCKS - 97.78%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Building Materials - 1.85%
Interpublic Group of Cos Inc/The	76,407	$1,592	Armstrong World Industries Inc (a)	196,046	$10,732
			Fortune Brands Home & Security Inc	371,086	16,550
			Martin Marietta Materials Inc	44,890	6,404
Aerospace & Defense - 1.11%			Owens Corning Inc	35,202	1,361
Exelis Inc	68,651	1,683	Vulcan Materials Co	20,312	1,737
L-3 Communications Holdings Inc	22,011	2,530			$36,784
Orbital ATK Inc	76,784	5,618
Rockwell Collins Inc	1,792	174	Chemicals - 2.89%
Spirit AeroSystems Holdings Inc (a)	23,791	1,211	Albemarle Corp	5,940	355
Triumph Group Inc	184,021	10,901	Ashland Inc	44,162	5,581
		$22,117	Axalta Coating Systems Ltd (a)	316,654	9,715
			Cabot Corp	7,028	300
Agriculture - 0.23%			Celanese Corp	176,218	11,694
Bunge Ltd	53,534	4,624	CF Industries Holdings Inc	57,302	16,472
			Cytec Industries Inc	24,347	1,346
Airlines - 1.05%			Eastman Chemical Co	14,621	1,114
Alaska Air Group Inc	29,016	1,858	Huntsman Corp	15,876	366
Copa Holdings SA	835	93	Mosaic Co/The	109,990	4,840
Southwest Airlines Co	49,894	2,024	Rayonier Advanced Materials Inc	4,515	76
United Continental Holdings Inc (a)	282,366	16,869	RPM International Inc	17,017	809
		$20,844	Sigma-Aldrich Corp	4,837	672
			Valspar Corp/The	49,967	4,052
Apparel - 0.53%			Westlake Chemical Corp	736	57
Ralph Lauren Corp	78,217	10,435			$57,449

			Coal - 0.09%
Automobile Manufacturers - 0.07%			Consol Energy Inc	47,761	1,551
PACCAR Inc	19,695	1,287	Peabody Energy Corp	31,622	150
					$1,701
Automobile Parts & Equipment - 0.16%
Lear Corp	13,655	1,516	Commercial Services - 2.50%
TRW Automotive Holdings Corp (a)	8,333	876	ADT Corp/The	140,228	5,272
			Apollo Education Group Inc (a)	75,971	1,275
Visteon Corp (a)	8,629	875
			Aramark	5,268	162
		$3,267	Booz Allen Hamilton Holding Corp	22,878	630
Banks - 5.26%			Cintas Corp	36,246	2,898
Associated Banc-Corp	17,348	326	DeVry Education Group Inc	30,517	923
Bank of Hawaii Corp	39,116	2,362	Equifax Inc	20,406	1,978
BankUnited Inc	40,916	1,345	Global Payments Inc	24,151	2,422
BOK Financial Corp	5,571	363	Graham Holdings Co	406	415
CIT Group Inc	13,921	627	Hertz Global Holdings Inc (a)	712,721	14,853
Citizens Financial Group Inc	636,480	16,580	KAR Auction Services Inc	81,804	3,044
City National Corp/CA	5,159	481	Live Nation Entertainment Inc (a)	670	17
Comerica Inc	13,822	655	ManpowerGroup Inc	5,900	503
Cullen/Frost Bankers Inc	16,184	1,180	Quanta Services Inc (a)	11,988	347
East West Bancorp Inc	59,510	2,416	RR Donnelley & Sons Co	99,134	1,845
Fifth Third Bancorp	590,550	11,811	SEI Investments Co	27,354	1,249
First Horizon National Corp	615,770	8,775	Service Corp International/US	67,621	1,871
First Republic Bank/CA	9,090	530	ServiceMaster Global Holdings Inc (a)	18,754	649
Fulton Financial Corp	92,286	1,122	Total System Services Inc	32,813	1,298
Huntington Bancshares Inc/OH	2,034,497	22,095	Towers Watson & Co	4,883	620
KeyCorp	83,916	1,212	Vectrus Inc (a)	4,066	104
M&T Bank Corp	8,756	1,048	WEX Inc (a)	65,161	7,344
Northern Trust Corp	54,651	3,998			$49,719
PacWest Bancorp	7,770	351
Popular Inc (a)	12,534	406	Computers - 2.41%
			Amdocs Ltd	12,023	662
Regions Financial Corp	184,857	1,817	Brocade Communications Systems Inc	1,344,168	15,189
SunTrust Banks Inc	69,703	2,892	Computer Sciences Corp	44,223	2,850
SVB Financial Group (a)	3,018	401
			Diebold Inc	800	28
Synovus Financial Corp	37,441	1,036	DST Systems Inc	15,774	1,815
TCF Financial Corp	99,836	1,563	Genpact Ltd (a)	19,344	423
Zions Bancorporation	672,006	19,042	Leidos Holdings Inc	56,825	2,366
		$104,434	Lexmark International Inc	8,114	360
			NCR Corp (a)	77,993	2,140
Beverages - 0.91%
Constellation Brands Inc	29,431	3,412	NetApp Inc	47,662	1,728
Molson Coors Brewing Co	200,623	14,748	SanDisk Corp	10,850	726
		$18,160	Science Applications International Corp	862	43
			Synopsys Inc (a)	11,459	537
Biotechnology - 0.15%			Teradata Corp (a)	3,883	171
Alnylam Pharmaceuticals Inc (a)	22,725	2,315	Western Digital Corp	188,044	18,380
Bio-Rad Laboratories Inc (a)	2,418	325	Zayo Group Holdings Inc (a)	17,800	473
Charles River Laboratories International Inc	4,156	288			$47,891
(a)
		$2,928

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Consumer Products - 0.29%			Electronics (continued)
Avery Dennison Corp	50,458	$2,805	Jabil Circuit Inc	70,953	$1,598
Clorox Co/The	28,411	3,014	Keysight Technologies Inc (a)	27,691	926
		$5,819	PerkinElmer Inc	22,805	1,169
			Tech Data Corp (a)	8,993	507
Cosmetics & Personal Care - 0.01%			Vishay Intertechnology Inc	15,781	200
Avon Products Inc	25,968	212			$11,335

			Energy - Alternate Sources - 0.10%
Distribution & Wholesale - 0.71%			First Solar Inc (a)	6,630	395
Fossil Group Inc (a)	99,886	8,388
			SunEdison Inc (a)	66,200	1,677
Genuine Parts Co	32,409	2,912
Ingram Micro Inc (a)	98,626	2,482			$2,072
WESCO International Inc (a)	5,183	374
			Engineering & Construction - 0.65%
		$14,156	AECOM (a)	31,289	987
			Fluor Corp	6,706	403
Diversified Financial Services - 4.66%			Jacobs Engineering Group Inc (a)	267,274	11,456
Air Lease Corp	11,125	430
Ally Financial Inc (a)	3,302	72			$12,846
Ameriprise Financial Inc	55,869	6,999	Entertainment - 0.09%
CoreLogic Inc/United States (a)	15,482	606	Dolby Laboratories Inc	5,577	224
E*Trade Financial Corp (a)	24,228	697	Gaming and Leisure Properties Inc	23,258	830
Federated Investors Inc	2,887	99	International Game Technology PLC (a)	3,339	68
FNF Group	47,899	1,724	Madison Square Garden Co/The (a)	4,647	373
Intercontinental Exchange Inc	4,971	1,116	Penn National Gaming Inc (a)	13,859	223
Invesco Ltd	391,589	16,220	Regal Entertainment Group	7,344	162
Legg Mason Inc	61,458	3,236			$1,880
NASDAQ OMX Group Inc/The	27,844	1,354
Navient Corp	1,135,624	22,190	Environmental Control - 0.24%
Raymond James Financial Inc	344,235	19,460	Republic Services Inc	117,155	4,760
Santander Consumer USA Holdings Inc	9,518	235	Waste Connections Inc	950	45
SLM Corp (a)	1,767,469	18,010			$4,805
TD Ameritrade Holding Corp	3,918	142	Food - 2.78%
		$92,590	Campbell Soup Co	31,346	1,402
Electric - 5.14%			ConAgra Foods Inc	474,367	17,148
AES Corp/VA	47,535	630	Ingredion Inc	22,792	1,810
Alliant Energy Corp	15,158	917	JM Smucker Co/The	45,885	5,319
Ameren Corp	166,007	6,796	Pilgrim's Pride Corp	6,143	152
Calpine Corp (a)	105,090	2,292	Pinnacle Foods Inc	6,350	258
CMS Energy Corp	47,393	1,608	Safeway, Inc. - CVR - Casa Ley (a),(b)	86,307	—
Consolidated Edison Inc	40,220	2,476	Safeway, Inc. - CVR - Property Development	86,307	—
DTE Energy Co	45,343	3,611	Centers (a),(b),(c)
Edison International	75,086	4,575	Tyson Foods Inc	425,662	16,813
Entergy Corp	37,830	2,919	Whole Foods Market Inc	259,742	12,405
Eversource Energy	57,989	2,828			$55,307
FirstEnergy Corp	573,647	20,600	Forest Products & Paper - 0.33%
Great Plains Energy Inc	6,817	178	Domtar Corp	7,476	323
Integrys Energy Group Inc	5,240	383	International Paper Co	115,202	6,189
MDU Resources Group Inc	15,325	342	Veritiv Corp (a)	852	34
NRG Energy Inc	557,349	14,068			$6,546
OGE Energy Corp	42,413	1,386
Pepco Holdings Inc	16,448	427	Gas - 2.36%
PG&E Corp	219,197	11,600	AGL Resources Inc	11,998	603
Pinnacle West Capital Corp	21,729	1,330	Atmos Energy Corp	86,180	4,654
PPL Corp	92,775	3,157	CenterPoint Energy Inc	146,352	3,069
Public Service Enterprise Group Inc	75,179	3,123	National Fuel Gas Co	10,793	696
SCANA Corp	224,154	11,876	NiSource Inc	20,876	906
TECO Energy Inc	52,125	988	ONE Gas Inc	452	19
Westar Energy Inc	8,500	320	Questar Corp	125,620	2,945
Wisconsin Energy Corp	15,072	740	Sempra Energy	277,499	29,462
Xcel Energy Inc	88,288	2,993	UGI Corp	72,342	2,518
		$102,163	Vectren Corp	46,795	2,020
					$46,892
Electrical Components & Equipment - 0.92%
Energizer Holdings Inc	130,981	17,895	Hand & Machine Tools - 0.26%
Hubbell Inc	3,679	400	Kennametal Inc	13,445	476
		$18,295	Lincoln Electric Holdings Inc	6,180	413
			Regal Beloit Corp	5,264	412
Electronics - 0.57%			Snap-on Inc	3,710	555
Agilent Technologies Inc	58,185	2,407	Stanley Black &Decker Inc	33,791	3,335
Arrow Electronics Inc (a)	24,214	1,446
Avnet Inc	8,386	358			$5,191
AVX Corp	31,898	439	Healthcare - Products - 2.04%
Garmin Ltd	9,190	415	Bio-Techne Corp	8,470	813
Gentex Corp/MI	105,224	1,826	Boston Scientific Corp (a)	376,618	6,711
GoPro Inc (a)	874	44	DENTSPLY International Inc	7,432	379

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Hill-Rom Holdings Inc	3,257	$163	Mercury General Corp	19,643	$1,079
Hologic Inc (a)	168,712	5,692	Old Republic International Corp	262,744	4,018
Intuitive Surgical Inc (a)	411	204	PartnerRe Ltd	10,942	1,401
Patterson Cos Inc	62,087	2,915	ProAssurance Corp	4,006	180
QIAGEN NV (a)	57,376	1,366	Progressive Corp/The	86,462	2,305
Sirona Dental Systems Inc (a)	2,583	240	Reinsurance Group of America Inc	3,692	338
St Jude Medical Inc	9,263	649	RenaissanceRe Holdings Ltd	57,670	5,911
Teleflex Inc	16,700	2,054	StanCorp Financial Group Inc	26,707	1,925
Zimmer Holdings Inc	175,660	19,294	Torchmark Corp	19,279	1,082
		$40,480	Unum Group	207,796	7,098
			Validus Holdings Ltd	346,215	14,482
Healthcare - Services - 4.23%			Voya Financial Inc	396,848	16,802
Anthem Inc	9,887	1,492	White Mountains Insurance Group Ltd	406	274
Cigna Corp	158,735	19,785	WR Berkley Corp	11,059	542
Community Health Systems Inc (a)	30,825	1,655
DaVita HealthCare Partners Inc (a)	29,319	2,377	XL Group PLC	421,384	15,625
Envision Healthcare Holdings Inc (a)	274,870	10,434			$182,753
HCA Holdings Inc (a)	202,512	14,988	Internet - 1.87%
Health Net Inc/CA (a)	33,888	1,784	AOL Inc (a)	133,640	5,333
Humana Inc	47,444	7,857	Expedia Inc	92,861	8,750
Laboratory Corp of America Holdings (a)	143,230	17,125	Liberty Interactive Corp (a)	402,588	11,578
LifePoint Hospitals Inc (a)	5,189	389	Liberty Ventures (a)	5,959	248
Mednax Inc (a)	14,452	1,023	Pandora Media Inc (a)	508,554	9,073
Premier Inc (a)	7,505	284	Symantec Corp	88,800	2,213
Quest Diagnostics Inc	47,158	3,368			$37,195
Universal Health Services Inc	12,887	1,507
		$84,068	Iron & Steel - 0.47%
			Nucor Corp	22,428	1,096
Holding Companies - Diversified - 0.02%			Reliance Steel & Aluminum Co	5,786	374
Leucadia National Corp	20,352	484	Steel Dynamics Inc	353,433	7,822
					$9,292

Home Builders - 0.60%			Leisure Products & Services - 0.28%
DR Horton Inc	21,741	552	Jarden Corp (a)	51,634	2,643
Lennar Corp	12,600	577	Norwegian Cruise Line Holdings Ltd (a)	840	41
NVR Inc (a)	1,206	1,600	Royal Caribbean Cruises Ltd	42,732	2,908
Pulte Group Inc	50,304	971			$5,592
Toll Brothers Inc (a)	231,418	8,224
		$11,924	Lodging - 1.31%
			Choice Hotels International Inc	31,958	1,914
Home Furnishings - 0.29%			Hyatt Hotels Corp (a)	4,572	265
Leggett & Platt Inc	67,850	2,881	Marriott International Inc/MD	3,123	250
Whirlpool Corp	16,101	2,828	MGM Resorts International (a)	748,734	15,836
		$5,709	Starwood Hotels & Resorts Worldwide Inc	90,793	7,803
					$26,068
Housewares - 0.09%
Newell Rubbermaid Inc	44,360	1,691	Machinery - Construction & Mining - 0.52%
			Joy Global Inc	11,674	498
Insurance- 9.20% (a)			Oshkosh Corp	9,108	490
Alleghany Corp	1,242	588	Terex Corp	340,308	9,345
Allied World Assurance Co Holdings AG	71,045	2,923			$10,333
American Financial Group Inc/OH	7,056	446	Machinery - Diversified - 0.10%
American National Insurance Co	8,070	807	AGCO Corp	8,748	451
Aon PLC	47,389	4,560	Babcock & Wilcox Co/The	5,327	172
Arch Capital Group Ltd (a)	16,749	1,016	IDEX Corp	5,609	421
Arthur J Gallagher & Co	288,282	13,789	Roper Technologies Inc	4,103	690
Aspen Insurance Holdings Ltd	108,610	5,075	Xylem Inc/NY	5,890	218
Assurant Inc	69,455	4,269			$1,952
Assured Guaranty Ltd	159,698	4,150
Axis Capital Holdings Ltd	7,564	394	Media - 2.31%
Brown & Brown Inc	49,920	1,595	AMC Networks Inc (a)	65,529	4,944
Cincinnati Financial Corp	12,312	623	Cablevision Systems Corp	78,870	1,576
CNA Financial Corp	3,092	125	DIRECTV (a)	17,640	1,600
Endurance Specialty Holdings Ltd	5,206	314	Discovery Communications Inc - A Shares (a)	289,665	9,374
Erie Indemnity Co	2,544	211	DISH Network Corp (a)	6,638	449
Everest Re Group Ltd	93,471	16,723	Gannett Co Inc	57,684	1,979
Genworth Financial Inc (a)	1,278,349	11,237	John Wiley & Sons Inc	19,928	1,133
Hanover Insurance Group Inc/The	14,925	1,023	Liberty Broadband Corp - C Shares (a)	28,942	1,571
Hartford Financial Services Group Inc/The	104,834	4,274	Liberty Media Corp - A Shares (a)	13,410	515
HCC Insurance Holdings Inc	7,530	429	Liberty Media Corp - C Shares (a)	253,108	9,606
Kemper Corp	32,382	1,220	News Corp (a)	51,379	810
Lincoln National Corp	556,434	31,434	Nielsen NV	8,311	373
Loews Corp	21,736	905	Scripps Networks Interactive Inc	129,590	9,053
Markel Corp (a)	1,051	778	Starz (a)	38,591	1,518
MBIA Inc (a)	89,528	783

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas Services (continued)
Time Warner Cable Inc	8,913	$1,386	Superior Energy Services Inc	28,486	$726
		$45,887	Weatherford International PLC (a)	656,956	9,559
					$13,942
Metal Fabrication & Hardware - 0.04%
Timken Co/The	8,884	349	Packaging & Containers - 1.44%
TimkenSteel Corp	6,036	176	Ball Corp	31,621	2,321
Valmont Industries Inc	2,683	338	Bemis Co Inc	67,488	3,037
		$863	Crown Holdings Inc (a)	16,020	869
			MeadWestvaco Corp	17,001	830
Mining - 0.20%			Owens-Illinois Inc (a)	7,685	184
Alcoa Inc	181,067	2,430	Packaging Corp of America	216,285	14,965
Newmont Mining Corp	37,444	992	Rock-Tenn Co	31,788	2,001
Royal Gold Inc	7,515	485	Sealed Air Corp	24,294	1,108
Tahoe Resources Inc	7,767	109	Sonoco Products Co	73,430	3,282
		$4,016			$28,597
Miscellaneous Manufacturing - 1.62%			Pharmaceuticals - 3.73%
AO Smith Corp	13,983	894	Alkermes PLC(a)	6,000	332
Carlisle Cos Inc	5,403	521	Cardinal Health Inc	318,426	26,857
Crane Co	3,607	220	Endo International PLC (a)	150,445	12,647
Donaldson Co Inc	1,512	57	Express Scripts Holding Co (a)	5,409	467
Dover Corp	79,527	6,022	Hospira Inc	34,377	3,001
Harsco Corp	38,924	626	Mead Johnson Nutrition Co	86,409	8,289
Ingersoll-Rand PLC	41,638	2,741	Mylan NV (a)	167,296	12,089
Parker-Hannifin Corp	5,154	615	Omnicare Inc	96,628	8,501
Pentair PLC	13,515	840	Perrigo Co PLC	7,253	1,329
SPX Corp	17,759	1,368	Quintiles Transnational Holdings Inc (a)	3,312	218
Textron Inc	372,543	16,385	VCA Inc (a)	7,326	373
Trinity Industries Inc	70,234	1,902			$74,103
		$32,191
			Pipelines - 0.09%
Office & Business Equipment - 0.96%			ONEOK Inc	39,070	1,879
Pitney Bowes Inc	77,898	1,742
Xerox Corp	1,515,274	17,426
		$19,168	Real Estate - 0.55%
			Alexander & Baldwin Inc	2,651	107
Oil & Gas - 3.86%			CBRE Group Inc (a)	61,329	2,351
Atwood Oceanics Inc	5,625	188	Forest City Enterprises Inc (a)	49,294	1,172
Chesapeake Energy Corp	29,780	470	Howard Hughes Corp/The (a)	3,080	457
Cimarex Energy Co	7,752	964	Jones Lang LaSalle Inc	33,205	5,514
CVR Energy Inc	1,183	47	Realogy Holdings Corp (a)	26,250	1,245
Denbury Resources Inc	56,021	493			$10,846
Devon Energy Corp	358,847	24,477
Diamond Offshore Drilling Inc	7,815	262	REITS - 8.40%
Energen Corp	5,844	416	Alexandria Real Estate Equities Inc	39,620	3,660
EP Energy Corp (a)	4,255	63	American Campus Communities Inc	7,934	318
EQT Corp	1,664	150	American Capital Agency Corp	90,134	1,860
Gulfport Energy Corp (a)	100	5	American Realty Capital Properties Inc	59,508	537
Helmerich & Payne Inc	5,279	412	Annaly Capital Management Inc	101,654	1,023
HollyFrontier Corp	64,112	2,486	Apartment Investment & Management Co	6,180	233
Laredo Petroleum Inc (a)	1,218	19	AvalonBay Communities Inc	10,804	1,776
Marathon Petroleum Corp	102	10	BioMed Realty Trust Inc	15,662	325
Murphy Oil Corp	26,936	1,282	Boston Properties Inc	15,388	2,036
Murphy USA Inc (a)	7,826	512	Brandywine Realty Trust	20,876	304
Newfield Exploration Co (a)	12,449	489	Brixmor Property Group Inc	873,514	20,484
Noble Energy Inc	9,043	459	Camden Property Trust	17,889	1,343
Patterson-UTI Energy Inc	8,240	184	CBL & Associates Properties Inc	62,967	1,134
PBF Energy Inc	23,023	653	Chimera Investment Corp	238,733	3,626
Pioneer Natural Resources Co	70,245	12,137	Communications Sales & Leasing Inc	939	28
QEP Resources Inc	18,339	413	Corporate Office Properties Trust	14,511	383
Rowan Cos PLC	14,504	307	Corrections Corp of America	20,254	745
SandRidge Energy Inc (a)	57,596	109	DDR Corp	868,856	14,814
Seadrill Ltd	28,960	379	Digital Realty Trust Inc	10,307	654
Seventy Seven Energy Inc (a)	2,408	12	Douglas Emmett Inc	68,790	1,960
Southwestern Energy Co (a)	806,576	22,608	Duke Realty Corp	130,006	2,576
Tesoro Corp	38,922	3,341	Equity LifeStyle Properties Inc	20,109	1,063
Unit Corp (a)	22,288	776	Essex Property Trust Inc	4,188	929
Whiting Petroleum Corp (a)	23,243	881	Federal Realty Investment Trust	2,634	352
WPX Energy Inc (a)	116,583	1,603	General Growth Properties Inc	205,683	5,636
		$76,607	HCP Inc	34,737	1,400
			Health Care REIT Inc	11,620	837
Oil & Gas Services - 0.70%			Healthcare Trust of America Inc	38,766	1,004
Cameron International Corp (a)	50,653	2,777	Home Properties Inc	18,967	1,395
Frank's International NV	3,618	75	Hospitality Properties Trust	59,436	1,788
MRC Global Inc (a)	37,311	545	Host Hotels & Resorts Inc	233,855	4,710
Oil States International Inc (a)	5,475	260

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors - 3.66%
Iron Mountain Inc	46,646	$1,609	Altera Corp	211,167	$8,802
Kilroy Realty Corp	33,963	2,411	Analog Devices Inc	11,425	706
Kimco Realty Corp	31,208	752	Applied Materials Inc	70,096	1,387
Liberty Property Trust	17,450	608	Atmel Corp	1,258,790	9,542
Macerich Co/The	11,989	980	Broadcom Corp	501,668	22,176
MFA Financial Inc	470,244	3,653	Lam Research Corp	56,298	4,255
Mid-America Apartment Communities Inc	109,100	8,139	Marvell Technology Group Ltd	30,650	429
National Retail Properties Inc	9,976	383	Maxim Integrated Products Inc	376,708	12,367
Omega Healthcare Investors Inc	10,865	392	Microchip Technology Inc	185,847	8,856
Piedmont Office Realty Trust Inc	17,990	314	NVIDIA Corp	82,282	1,827
Plum Creek Timber Co Inc	20,281	856	ON Semiconductor Corp (a)	166,044	1,913
Post Properties Inc	23,751	1,357	Teradyne Inc	21,247	388
Prologis Inc	283,052	11,379			$72,648
Realty Income Corp	16,832	791
Regency Centers Corp	58,449	3,670	Shipbuilding - 0.17%
Retail Properties of America Inc	140,121	2,118	Huntington Ingalls Industries Inc	25,173	3,313
RLJ Lodging Trust	390,649	11,591
Senior Housing Properties Trust	27,799	569	Software - 3.05%
SL Green Realty Corp	22,042	2,697	Activision Blizzard Inc	19,636	448
Spirit Realty Capital Inc	29,951	338	Allscripts Healthcare Solutions Inc (a)	768,936	10,227
Starwood Property Trust Inc	684,203	16,428	ANSYS Inc (a)	5,275	453
Tanger Factory Outlet Centers Inc	20,782	698	Autodesk Inc (a)	5,596	318
UDR Inc	94,325	3,091	CA Inc	50,290	1,598
Urban Edge Properties	12,202	276	Check Point Software Technologies Ltd (a)	78,249	6,532
Ventas Inc	13,946	961	Citrix Systems Inc (a)	166,881	11,208
Vornado Realty Trust	37,079	3,838	Dun & Bradstreet Corp/The	9,731	1,242
Weingarten Realty Investors	81,333	2,665	Electronic Arts Inc (a)	7,517	436
Weyerhaeuser Co	113,205	3,567	Fidelity National Information Services Inc	148,643	9,289
WP Carey Inc	17,338	1,101	Paychex Inc	83,225	4,027
WP GLIMCHER Inc	50,502	757	Solera Holdings Inc	5,271	256
		$166,922	VMware Inc (a)	166,081	14,632
					$60,666
Retail - 4.86%
Abercrombie & Fitch Co	7,258	163	Telecommunications - 0.71%
Bed Bath & Beyond Inc (a)	26,213	1,847	CenturyLink Inc	51,715	1,860
Best Buy Co Inc	284,529	9,860	EchoStar Corp (a)	3,793	190
Big Lots Inc	9,597	438	Frontier Communications Corp	72,985	501
CarMax Inc (a)	13,487	918	Harris Corp	19,109	1,533
Chico's FAS Inc	10,003	169	JDS Uniphase Corp (a)	464,150	5,876
CST Brands Inc	1,349	56	Juniper Networks Inc	126,121	3,333
Darden Restaurants Inc	10,803	689	Motorola Solutions Inc	10,276	614
Dick's Sporting Goods Inc	6,006	326	Polycom Inc (a)	20	—
Dillard's Inc	925	122	Telephone & Data Systems Inc	10,039	268
Dollar General Corp	5,713	415	Windstream Holdings Inc	782	9
DSW Inc	15,349	557			$14,184
Foot Locker Inc	10,356	616
GameStop Corp	11,992	462	Textiles - 0.57%
Gap Inc/The	482,812	19,139	Mohawk Industries Inc (a)	65,171	11,307
GNC Holdings Inc	130,950	5,637
Kate Spade & Co (a)	237,137	7,754
			Toys, Games & Hobbies - 0.03%
Kohl's Corp	71,592	5,130	Hasbro Inc	2,137	151
L Brands Inc	66,385	5,932	Mattel Inc	18,655	526
Macy's Inc	18,731	1,210			$677
Michaels Cos Inc/The (a)	1,176	30
Penske Automotive Group Inc	8,196	400	Transportation - 0.99%
PVH Corp	8,913	921	Con-way Inc	21,070	866
Rite Aid Corp (a)	251,865	1,941	Genesee & Wyoming Inc (a)	3,272	304
Sally Beauty Holdings Inc (a)	4,697	147	Kansas City Southern	59,262	6,074
Signet Jewelers Ltd	7,275	976	Kirby Corp (a)	138,531	10,879
Staples Inc	1,232,369	20,113	Ryder System Inc	13,685	1,305
Urban Outfitters Inc (a)	48,757	1,952	Tidewater Inc	5,542	153
Vista Outdoor Inc (a)	189,087	8,274			$19,581
World Fuel Services Corp	6,541	363
			Trucking & Leasing - 0.04%
		$96,557	AMERCO	358	115
Savings & Loans - 0.31%			GATX Corp	12,313	670
First Niagara Financial Group Inc	60,326	549			$785
Hudson City Bancorp Inc	34,836	324
			Water - 0.07%
New York Community Bancorp Inc	130,670	2,246	American Water Works Co Inc	11,904	649
People's United Financial Inc	180,383	2,725	Aqua America Inc	25,671	688
Washington Federal Inc	17,351	375			$1,337
		$6,219	TOTAL COMMON STOCKS		$1,943,177

See accompanying notes

		Schedule of Investments
MidCap Value Fund I
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 2.38%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.38%
BlackRock Liquidity Funds FedFund Portfolio	8,109,845	$8,110
Cash Account Trust - Government & Agency	1,129,127	1,129
Portfolio - Government Cash Managed
First American Government Obligations Fund	38,056,507	38,056
		$47,295
TOTAL INVESTMENT COMPANIES		$47,295
Total Investments		$1,990,472
Liabilities in Excess of Other Assets, Net - (0.16)%		$(3,190)
TOTAL NET ASSETS - 100.00%		$1,987,282

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.
(c) Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.38%
Consumer, Non-cyclical		17.07%
Consumer, Cyclical		10.64%
Industrial		10.52%
Technology		9.88%
Utilities		7.57%
Communications		4.97%
Energy		4.84%
Basic Materials		3.89%
Exchange Traded Funds		2.38%
Diversified		0.02%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2015	Long	321	$49,027	$48,038	$(989)
Total					$(989)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS - 96.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.19%			Building Materials (continued)
Exelis Inc	7,835	$192	Vulcan Materials Co	5,451	$466
L-3 Communications Holdings Inc	119,726	13,758			$24,444
Orbital ATK Inc	2,153	158
			Chemicals - 3.72%
Rockwell Collins Inc	1,030	100
Spirit AeroSystems Holdings Inc (a)	373,836	19,024	Albemarle Corp	3,283	196
			Ashland Inc	2,875	363
Triumph Group Inc	2,572	152	Cabot Corp	3,885	166
		$33,384	Celanese Corp	5,804	385
Agriculture - 2.75%			CF Industries Holdings Inc	1,994	573
Bunge Ltd	6,295	544	Cytec Industries Inc	4,070	225
Lorillard Inc	203,498	14,216	Eastman Chemical Co	115,359	8,793
Reynolds American Inc	191,076	14,006	FMC Corp	187,588	11,126
		$28,766	Huntsman Corp	3,927	91
			Mosaic Co/The	237,350	10,443
Airlines - 1.18%			Rayonier Advanced Materials Inc	2,397	40
Alaska Air Group Inc	725	46	RPM International Inc	628	30
Copa Holdings SA	461	51	Sigma-Aldrich Corp	2,652	369
Southwest Airlines Co	301,809	12,242	Westlake Chemical Corp	78,413	6,114
		$12,339			$38,914

Apparel - 1.76%			Coal - 0.04%
Hanesbrands Inc	587,576	18,262	Consol Energy Inc	9,250	300
Ralph Lauren Corp	944	126	Peabody Energy Corp	17,482	83
		$18,388			$383

Automobile Manufacturers - 0.01%			Commercial Services - 1.23%
PACCAR Inc	1,920	125	ADT Corp/The	7,081	266
			Apollo Education Group Inc (a)	6,250	105
Automobile Parts & Equipment - 1.50%			Aramark	204	6
Delphi Automotive PLC	179,527	14,901	Booz Allen Hamilton Holding Corp	273	7
Lear Corp	1,043	116	Cintas Corp	1,297	104
TRW Automotive Holdings Corp (a)	4,606	484	DeVry Education Group Inc	4,093	124
Visteon Corp (a)	1,592	161	Equifax Inc	2,307	224
		$15,662	Graham Holdings Co	227	232
			KAR Auction Services Inc	5,390	200
Banks - 5.77%			ManpowerGroup Inc	3,236	276
Associated Banc-Corp	9,784	184	Quanta Services Inc (a)	6,575	190
Bank of Hawaii Corp	2,865	173	RR Donnelley & Sons Co	11,593	216
BankUnited Inc	6,551	215	SEI Investments Co	538	25
Capital One Financial Corp	157,638	12,745	Service Corp International/US	3,096	86
CIT Group Inc	7,830	353	ServiceMaster Global Holdings Inc (a)	861	30
Citizens Financial Group Inc	10,377	270	Total System Services Inc	262,701	10,392
City National Corp/CA	1,734	162	Towers Watson & Co	2,679	340
Comerica Inc	7,774	369	Vectrus Inc (a)	591	15
Cullen/Frost Bankers Inc	3,461	253			$12,838
East West Bancorp Inc	6,046	245
Fifth Third Bancorp	618,750	12,375	Computers - 4.32%
First Horizon National Corp	15,249	217	Amdocs Ltd	231,613	12,755
First Republic Bank/CA	5,017	292	Brocade Communications Systems Inc	827,232	9,348
Fulton Financial Corp	12,183	148	Computer Sciences Corp	4,959	320
Huntington Bancshares Inc/OH	35,395	384	DST Systems Inc	364	42
KeyCorp	839,864	12,136	Genpact Ltd (a)	9,172	200
M&T Bank Corp	4,844	580	Leidos Holdings Inc	4,138	172
Northern Trust Corp	9,791	716	Lexmark International Inc	3,990	177
PacWest Bancorp	4,296	194	NCR Corp (a)	5,535	152
Popular Inc (a)	6,566	213	NetApp Inc	8,370	303
Regions Financial Corp	58,786	578	SanDisk Corp	4,699	315
SunTrust Banks Inc	407,829	16,925	Synopsys Inc (a)	169,796	7,960
SVB Financial Group (a)	1,655	220	Teradata Corp (a)	2,146	94
TCF Financial Corp	10,745	168	Western Digital Corp	136,336	13,326
Zions Bancorporation	7,343	208			$45,164
		$60,323	Consumer Products - 0.45%
Beverages - 0.03%			Avery Dennison Corp	82,545	4,589
Molson Coors Brewing Co	5,027	370	Clorox Co/The	1,416	150
					$4,739

Biotechnology - 0.02%			Distribution & Wholesale - 0.05%
Bio-Rad Laboratories Inc (a)	1,337	180	Genuine Parts Co	614	55
			Ingram Micro Inc (a)	10,010	252
			WESCO International Inc (a)	2,865	207
Building Materials - 2.34%					$514
CRH PLC ADR	397,440	11,108
Fortune Brands Home & Security Inc	3,474	155	Diversified Financial Services - 5.34%
Owens Corning Inc	328,875	12,715	Air Lease Corp	6,150	238
			Ally Financial Inc (a)	1,825	40

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Entertainment (continued)
Ameriprise Financial Inc	107,919	$13,520	International Game Technology PLC (a)	1,845	$37
CoreLogic Inc/United States (a)	5,919	231	Madison Square Garden Co/The (a)	2,549	205
Discover Financial Services	213,130	12,355	Regal Entertainment Group	4,035	89
E*Trade Financial Corp (a)	10,519	303	SeaWorld Entertainment Inc	343,449	7,281
Federated Investors Inc	1,596	55			$7,736
FNF Group	11,595	417
Intercontinental Exchange Inc	2,749	617	Environmental Control - 0.04%
Invesco Ltd	15,182	629	Republic Services Inc	11,023	448
NASDAQ OMX Group Inc/The	4,745	231
Navient Corp	953,727	18,636	Food - 0.89%
Raymond James Financial Inc	5,070	287	ConAgra Foods Inc	15,516	561
Santander Consumer USA Holdings Inc	5,262	130	Ingredion Inc	2,678	213
SLM Corp (a)	799,328	8,145	JM Smucker Co/The	4,434	514
TD Ameritrade Holding Corp	2,166	78	Pilgrim's Pride Corp	3,369	83
		$55,912	Pinnacle Foods Inc	3,510	142
			Safeway, Inc. - CVR - Casa Ley (a),(b)	8,276	—
Electric - 6.61%			Safeway, Inc.- CVR - Property Development(a),(b),(c)
AES Corp/VA	26,857	356	Centers	8,276	—
Alliant Energy Corp	3,986	241	Tyson Foods Inc	186,807	7,379
Ameren Corp	8,971	367
Calpine Corp (a)	12,014	262	Whole Foods Market Inc	8,887	424
CMS Energy Corp	13,767	467			$9,316
Consolidated Edison Inc	10,783	664	Forest Products & Paper - 0.10%
DTE Energy Co	9,023	719	Domtar Corp	4,133	179
Edison International	134,811	8,215	International Paper Co	15,212	817
Entergy Corp	119,882	9,253	Veritiv Corp (a)	388	15
Eversource Energy	11,640	568			$1,011
FirstEnergy Corp	15,475	556
Integrys Energy Group Inc	2,874	210	Gas - 1.75%
MDU Resources Group Inc	6,886	153	AGL Resources Inc	4,286	215
NRG Energy Inc	12,298	310	Atmos Energy Corp	3,628	196
OGE Energy Corp	7,157	234	CenterPoint Energy Inc	221,199	4,639
Pepco Holdings Inc	9,022	234	National Fuel Gas Co	3,020	195
Pinnacle West Capital Corp	161,365	9,876	NiSource Inc	11,611	504
PPL Corp	474,852	16,159	Questar Corp	6,386	150
Public Service Enterprise Group Inc	202,747	8,422	Sempra Energy	9,034	959
SCANA Corp	5,162	273	UGI Corp	6,203	216
TECO Energy Inc	143,011	2,710	Vectren Corp	260,138	11,230
Westar Energy Inc	4,699	177			$18,304
Wisconsin Energy Corp	8,330	409	Hand & Machine Tools - 1.42%
Xcel Energy Inc	246,317	8,353	Kennametal Inc	5,068	179
		$69,188	Lincoln Electric Holdings Inc	3,464	232
Electrical Components & Equipment - 0.06%			Regal Beloit Corp	2,949	231
Energizer Holdings Inc	2,646	361	Snap-on Inc	2,035	304
Hubbell Inc	2,018	220	Stanley Black &Decker Inc	141,001	13,917
		$581			$14,863

Electronics - 0.92%			Healthcare - Products - 1.41%
Agilent Technologies Inc	12,243	506	Boston Scientific Corp (a)	44,067	785
Arrow Electronics Inc (a)	4,187	250	DENTSPLY International Inc	4,076	208
Avnet Inc	4,636	198	Hologic Inc (a)	5,837	197
Garmin Ltd	5,040	228	Intuitive Surgical Inc (a)	171	85
Gentex Corp/MI	7,731	134	Patterson Cos Inc	5,115	240
GoPro Inc (a)	397	20	QIAGEN NV (a)	8,394	200
Jabil Circuit Inc	8,542	192	Sirona Dental Systems Inc (a)	1,428	132
Keysight Technologies Inc (a)	230,688	7,719	St Jude Medical Inc	171,156	11,990
PerkinElmer Inc	3,324	170	Teleflex Inc	1,508	185
Tech Data Corp (a)	2,461	139	Zimmer Holdings Inc	6,645	730
Vishay Intertechnology Inc	8,724	111			$14,752
		$9,667	Healthcare - Services - 3.36%
Energy - Alternate Sources - 0.03%			Cigna Corp	124,261	15,487
First Solar Inc (a)	3,079	184	Community Health Systems Inc (a)	4,173	224
SunEdison Inc (a)	6,642	168	DaVita HealthCare Partners Inc (a)	4,266	346
			HCA Holdings Inc (a)	12,647	936
		$352	Health Net Inc/CA (a)	182,875	9,628
Engineering & Construction - 0.56%			Humana Inc	6,626	1,097
AECOM (a)	6,196	196	Laboratory Corp of America Holdings (a)	1,922	230
Fluor Corp	3,707	223	LifePoint Hospitals Inc (a)	2,869	215
Jacobs Engineering Group Inc (a)	5,373	230	Mednax Inc (a)	2,228	158
KBR Inc	297,080	5,190	Quest Diagnostics Inc	6,198	443
		$5,839	Universal Health Services Inc	54,439	6,367
					$35,131
Entertainment - 0.74%
Dolby Laboratories Inc	3,083	124

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Holding Companies - Diversified - 0.02%			Lodging - 0.09%
Leucadia National Corp	11,234	$267	Choice Hotels International Inc	2,091	$125
			Hyatt Hotels Corp (a)	2,527	147
			Marriott International Inc/MD	1,713	137
Home Builders - 0.11%			MGM Resorts International (a)	12,261	260
DR Horton Inc	12,261	311	Starwood Hotels & Resorts Worldwide Inc	3,587	308
Lennar Corp	6,964	319
Pulte Group Inc	15,827	306			$977
Toll Brothers Inc (a)	7,317	260
			Machinery - Construction & Mining - 1.08%
		$1,196	Joy Global Inc	254,906	10,869
			Oshkosh Corp	5,108	275
Home Furnishings - 0.07%			Terex Corp	7,114	196
Leggett & Platt Inc	4,523	192
Whirlpool Corp	2,931	515			$11,340
		$707	Machinery - Diversified - 1.01%
			AGCO Corp	3,817	197
Housewares - 0.02%
Newell Rubbermaid Inc	4,648	177	CNH Industrial NV	777,200	6,777
			IDEX Corp	405	30
			Roper Technologies Inc	2,251	379
Insurance - 5.54%			Xylem Inc/NY	85,029	3,147
Alleghany Corp (a)	669	317			$10,530
Allied World Assurance Co Holdings AG	6,441	265
American Financial Group Inc/OH	3,954	250	Media - 0.60%
			DISH Network Corp (a)	3,669	248
American National Insurance Co	470	47
Aon PLC	2,823	272	Gannett Co Inc	9,498	326
Arch Capital Group Ltd (a)	5,223	317	John Wiley & Sons Inc	2,842	162
			Liberty Media Corp - C Shares (a)	6,822	259
Arthur J Gallagher & Co	549	26
			Meredith Corp	89,858	4,676
Aspen Insurance Holdings Ltd	79,574	3,718	News Corp (a)	20,484	323
Assurant Inc	2,909	179
			Nielsen NV	4,659	210
Assured Guaranty Ltd	6,868	178	Starz (a)	693	27
Axis Capital Holdings Ltd	4,149	216
Cincinnati Financial Corp	6,806	345			$6,231
CNA Financial Corp	1,624	65	Metal Fabrication & Hardware - 0.27%
Endurance Specialty Holdings Ltd	2,878	174	Timken Co/The	67,068	2,635
Everest Re Group Ltd	70,537	12,620	Valmont Industries Inc	1,483	187
Genworth Financial Inc (a)	526,942	4,632			$2,822
Hanover Insurance Group Inc/The	2,840	195
Hartford Financial Services Group Inc/The	17,570	716	Mining - 0.15%
HCC Insurance Holdings Inc	4,056	231	Alcoa Inc	48,749	654
Lincoln National Corp	146,316	8,265	Newmont Mining Corp	20,774	551
Loews Corp	12,015	500	Royal Gold Inc	4,154	268
Markel Corp (a)	583	432	Tahoe Resources Inc	4,486	63
Mercury General Corp	1,733	95			$1,536
Old Republic International Corp	16,803	257
			Miscellaneous Manufacturing - 2.06%
PartnerRe Ltd	47,074	6,026	Carlisle Cos Inc	2,604	251
Progressive Corp/The	24,514	654	Crane Co	1,994	122
Reinsurance Group of America Inc	80,670	7,391	Donaldson Co Inc	804	30
RenaissanceRe Holdings Ltd	1,895	194	Dover Corp	2,811	213
Torchmark Corp	5,349	300	Eaton Corp PLC	153,156	10,526
Unum Group	10,608	362	Ingersoll-Rand PLC	10,236	674
Validus Holdings Ltd	5,408	226	Parker-Hannifin Corp	2,871	343
Voya Financial Inc	5,545	235	Pentair PLC	7,476	465
White Mountains Insurance Group Ltd	223	151	SPX Corp	108,590	8,361
Willis Group Holdings PLC	153,925	7,485	Textron Inc	11,570	509
WR Berkley Corp	4,075	200	Trinity Industries Inc	2,221	60
XL Group PLC	10,608	393			$21,554
		$57,929
			Office & Business Equipment - 0.65%
Internet - 0.12%			Pitney Bowes Inc	7,096	159
AOL Inc (a)	5,227	209
Liberty Interactive Corp (a)	10,128	291	Xerox Corp	575,378	6,617
Symantec Corp	28,626	713			$6,776
		$1,213	Oil & Gas - 4.35%
			Atwood Oceanics Inc	3,242	108
Iron & Steel - 0.09%			Chesapeake Energy Corp	16,334	258
Nucor Corp	11,737	574	Cimarex Energy Co	3,126	389
Reliance Steel & Aluminum Co	3,198	207	CVR Energy Inc	512	20
Steel Dynamics Inc	9,773	216	Denbury Resources Inc	963,384	8,488
		$997	Diamond Offshore Drilling Inc	4,320	145
Leisure Products & Services - 1.29%			Energen Corp	45,323	3,226
Jarden Corp (a)	5,542	284	EP Energy Corp (a)	425,884	6,290
Norwegian Cruise Line Holdings Ltd (a)	425	20	EQT Corp	877	79
Royal Caribbean Cruises Ltd	194,639	13,247	Helmerich & Payne Inc	2,012	157
		$13,551	HollyFrontier Corp	6,535	253
			Laredo Petroleum Inc (a)	605	9

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Murphy Oil Corp	132,319	$6,299	Federal Realty Investment Trust	1,456	$195
Murphy USA Inc (a)	73,193	4,781	General Growth Properties Inc	23,762	651
Newfield Exploration Co (a)	5,522	217	HCP Inc	19,196	773
Noble Energy Inc	4,170	211	Health Care REIT Inc	6,421	462
Patterson-UTI Energy Inc	4,555	102	Healthcare Trust of America Inc	7,201	186
PBF Energy Inc	3,059	87	Home Properties Inc	3,684	271
QEP Resources Inc	10,271	231	Hospitality Properties Trust	6,212	187
Rowan Cos PLC	8,018	170	Host Hotels & Resorts Inc	605,493	12,195
SandRidge Energy Inc (a)	31,842	60	Kilroy Realty Corp	3,147	223
Seadrill Ltd	158,606	2,077	Kimco Realty Corp	17,252	416
Seventy Seven Energy Inc (a)	1,887	10	Liberty Property Trust	6,128	213
Tesoro Corp	131,249	11,265	Macerich Co/The	6,627	542
Unit Corp (a)	2,991	104	MFA Financial Inc	23,646	184
Whiting Petroleum Corp (a)	6,970	264	Mid-America Apartment Communities Inc	3,113	232
WPX Energy Inc (a)	13,211	182	National Retail Properties Inc	5,472	210
		$45,482	Omega Healthcare Investors Inc	6,088	220
			Piedmont Office Realty Trust Inc	9,946	174
Oil & Gas Services - 0.06%			Plum Creek Timber Co Inc	5,915	250
Cameron International Corp (a)	4,521	248
			Post Properties Inc	89,811	5,134
Frank's International NV	1,920	40
Oil StatesInternational Inc (a)	3,027	144	Prologis Inc	20,935	842
			Realty Income Corp	9,305	437
Superior Energy Services Inc	9,407	240	Regency Centers Corp	82,485	5,179
		$672	Retail Properties of America Inc	15,007	227
Packaging & Containers - 0.50%			Senior Housing Properties Trust	9,753	200
Bemis Co Inc	4,148	187	SL Green Realty Corp	4,007	490
MeadWestvaco Corp	6,120	299	Spirit Realty Capital Inc	16,558	187
Owens-Illinois Inc (a)	4,248	101	Starwood Property Trust Inc	9,190	221
Rock-Tenn Co	70,671	4,450	Tanger Factory Outlet Centers Inc	2,160	72
Sonoco Products Co	4,157	186	UDR Inc	10,584	347
		$5,223	Ventas Inc	67,727	4,666
			VornadoRealtyTrust	6,086	630
Pharmaceuticals - 5.42%			Weingarten Realty Investors	5,071	166
Cardinal Health Inc	380,047	32,053	Weyerhaeuser Co	17,355	547
Hospira Inc	7,158	625	WP Carey Inc	4,122	262
Mallinckrodt PLC (a)	40,339	4,566	WP GLIMCHER Inc	10,289	154
Omnicare Inc	209,467	18,428			$92,533
Perrigo Co PLC	4,010	735
Quintiles Transnational Holdings Inc (a)	1,831	121	Retail - 5.45%
VCA Inc (a)	3,684	188	Abercrombie & Fitch Co	4,012	90
		$56,716	Bed Bath & Beyond Inc (a)	4,479	316
			Best Buy Co Inc	8,305	288
Pipelines - 0.02%			Big Lots Inc	102,914	4,689
ONEOK Inc	3,979	191	CarMax Inc (a)	2,828	193
			Chico's FAS Inc	5,530	93
Real Estate - 1.04%			CST Brands Inc	717	30
Forest City Enterprises Inc (a)	5,997	142	Darden Restaurants Inc	80,721	5,147
Jones Lang LaSalle Inc	64,404	10,695	Dick's Sporting Goods Inc	3,294	179
		$10,837	Dillard's Inc	60,949	8,020
			Dollar General Corp	3,057	222
REITS - 8.85%			DSW Inc	4,841	176
Alexandria Real Estate Equities Inc	2,973	275	Foot Locker Inc	175,748	10,448
American Campus Communities Inc	4,352	175	GameStop Corp	6,630	256
American Capital Agency Corp	12,681	262	Kohl's Corp	8,176	586
American Realty Capital Properties Inc	33,110	299	L Brands Inc	170,457	15,232
Annaly Capital Management Inc	35,050	353	Macy's Inc	151,469	9,789
Apartment Investment & Management Co	171,806	6,482	Michaels Cos Inc/The (a)	558	14
AvalonBay Communities Inc	5,431	892	Penske Automotive Group Inc	1,453	71
BioMed Realty Trust Inc	8,416	175	PVH Corp	648	67
Boston Properties Inc	5,666	750	Rite Aid Corp (a)	20,822	161
Brandywine Realty Trust	11,541	168	Sally Beauty Holdings Inc (a)	2,701	84
Brixmor Property Group Inc	3,462	81	Staples Inc	26,899	439
Camden Property Trust	3,120	234	Urban Outfitters Inc (a)	1,888	76
CBL & Associates Properties Inc	10,565	190	Vista Outdoor Inc (a)	4,043	177
Chimera Investment Corp	13,254	201	World Fuel Services Corp	3,616	201
Communications Sales & Leasing Inc	498	15			$57,044
Corporate Office Properties Trust	446,650	11,787
Corrections Corp of America	4,830	178	Savings & Loans - 2.30%
DDR Corp	12,504	213	First Niagara Financial Group Inc	634,823	5,774
Digital Realty Trust Inc	5,696	361	Hudson City Bancorp Inc	19,141	178
Douglas Emmett Inc	5,239	149	New York Community Bancorp Inc	561,440	9,651
Duke Realty Corp	587,059	11,630	People's United Financial Inc	561,555	8,485
Equity LifeStyle Properties Inc	157,973	8,344			$24,088
Essex Property Trust Inc	33,776	7,497
Extra Space Storage Inc	67,909	4,477

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)	INVESTMENT COMPANIES (continued)	Shares Held	Value (000	's)

Semiconductors - 1.10%	Publicly Traded Investment Fund (continued)
Altera Corp	7,148	$298	Goldman Sachs Financial Square Funds -	1,619,401	$1,620
Analog Devices Inc	6,314	390	Government Fund
Applied Materials Inc	14,965	296	$37,763
Broadcom Corp	22,688	1,003	TOTAL INVESTMENT COMPANIES	$37,763
Lam Research Corp	5,074	384	Total Investments	$1,044,550
Marvell Technology Group Ltd	17,060	239	Other Assets in Excess of Liabilities, Net - 0.14%	$1,445
Microchip Technology Inc	168,683	8,039	TOTAL NET ASSETS - 100.00%	$1,045,995
NVIDIA Corp	19,873	441
ON Semiconductor Corp (a)	13,853	160
Teradyne Inc	11,746	214	(a)	Non-Income Producing Security
$11,464	(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc	490	64	Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.
(c)	Security is Illiquid
Software - 1.63%
Activision Blizzard Inc	11,011	251
ANSYS Inc (a)	2,916	250
Autodesk Inc (a)	3,093	176	Portfolio Summary (unaudited)
CA Inc	351,574	11,170	Sector	Percent
Citrix Systems Inc (a)	955	64	Financial	28.84%
Dun & Bradstreet Corp/The	1,534	196	Consumer, Non-cyclical	15.57%
Electronic Arts Inc (a)	71,306	4,142	Industrial	13.96%
Fidelity National Information Services Inc	10,434	652	Consumer, Cyclical	12.34%
Paychex Inc	2,289	111	Utilities	8.41%
$17,012	Technology	7.69%
Energy	4.50%
Telecommunications - 0.14%	Basic Materials	4.06%
EchoStar Corp (a)	2,096	105	Exchange Traded Funds	3.61%
Frontier Communications Corp	40,598	278	Communications	0.86%
Harris Corp	3,558	285	Diversified	0.02%
Juniper Networks Inc	13,393	354	Other Assets in Excess of Liabilities, Net	0.14%
Motorola Solutions Inc	5,716	342	TOTAL NET ASSETS	100.00%
Telephone & Data Systems Inc	5,549	148
Windstream Holdings Inc	415	5
$1,517

Textiles - 0.04%
Mohawk Industries Inc (a)	2,553	443

Toys, Games & Hobbies - 0.03%
Hasbro Inc	1,186	84
Mattel Inc	7,838	221
$305

Transportation - 0.49%
Con-way Inc	3,677	151
Genesee & Wyoming Inc (a)	1,809	168
Golar LNG Ltd	127,079	4,574
Ryder System Inc	1,940	185
Tidewater Inc	3,054	85
$5,163

Trucking & Leasing - 0.01%
AMERCO	203	65

Water - 0.05%
American Water Works Co Inc	6,623	361
Aqua America Inc	6,363	171
$532
TOTAL COMMON STOCKS	$1,006,787
INVESTMENT COMPANIES - 3.61%	Shares Held Value (000's)

Publicly Traded Investment Fund - 3.61%
BlackRock Liquidity Funds FedFund Portfolio	1,579,178	1,579
Cash Account Trust - Government & Agency	784,785	785
Portfolio - Government Cash Managed
First American Government Obligations Fund	33,779,356	33,779

See accompanying notes

		Schedule of Investments
MidCap Value Fund III
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2015	Long	258	$38,764	$38,610	$(154)
Total					$(154)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 5.13%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.13%
BlackRock Liquidity Funds TempFund	12,200,000	$12,200	Insurance - 1.71%
Portfolio			New York Life Global
Deutsche Money Market Series	13,780,000	13,780	0.22%, 07/24/2015(a),(c)	$16,000	$16,000
Morgan Stanley Institutional Liquidity Funds -	4,900,000	4,900
Government Portfolio			OtherAsset Backed Securities - 2.00%
STIT - Liquid Assets Portfolio	17,000,000	17,000	CIT Equipment Collateral 2014-VT1
		$47,880	0.30%, 12/21/2015(a),(b)	3,473	3,473
TOTAL INVESTMENT COMPANIES		$47,880	Dell Equipment Finance Trust 2014-1
	Principal		0.26%, 08/14/2015(b)	390	390
BONDS- 13.02%	Amount (000's) Value (000's)		GE Equipment Midticket LLC Series 2014-1
			0.20%, 09/22/2015(a)	186	186
Automobile Asset Backed Securities - 4.91%
Ally Auto Receivables Trust 2014-2			GE Equipment Transportation LLC Series
0.20%, 10/15/2015(a)	$55	$55	2015-1
			0.25%, 03/23/2016(a)	3,854	3,854
Ally Auto Receivables Trust 2014-SN2
0.25%, 10/20/2015(a)	367	367	GreatAmerica Leasing Receivables
			0.40%, 03/21/2016(a),(b)	1,858	1,858
AmeriCredit Automobile Receivables 2015-1
0.30%, 01/08/2016(a)	2,713	2,713	John Deere Owner Trust 2015
			0.27%, 04/01/2016(a)	4,559	4,559
ARI Fleet Lease Trust 2015-A
0.40%, 04/15/2016(b)	4,300	4,300	Kubota Credit Owner Trust 2015-1
			0.27%, 02/16/2016(a),(b)	2,954	2,954
Bank of The West Auto Trust 2014-1
0.25%, 11/16/2015(b)	1,417	1,417	Macquarie Equipment Funding Trust 2014-A
			0.26%, 09/21/2015(b)	1,370	1,369
CarMax Auto Owner Trust 2015-1
0.24%, 03/15/2016(a)	3,631	3,631			$18,643
Chrysler Capital Auto Receivables Trust 2015-			TOTAL BONDS		$121,552
A				Principal
0.37%, 04/15/2016(a),(b)	6,400	6,400	MUNICIPAL BONDS - 6.43%	Amount (000's) (000's)
Enterprise Fleet Financing LLC
0.25%, 08/20/2015(b)	620	620	California - 0.93%
			Kern Water Bank Authority (credit support
Ford Credit Auto Owner Trust 2014-C			from Wells Fargo)
0.23%, 12/15/2015	867	867	0.18%, 05/07/2015(d)	$4,700	$4,700
GM Financial Automobile Leasing Trust			San Francisco City & County Redevelopment
2015-1			Agency (credit support from Fannie Mae)
0.38%, 03/21/2016(a)	3,068	3,068	0.12%, 05/07/2015(d)	4,000	4,000
Harley-Davidson Motorcycle Trust 2015-1					$8,700
0.25%, 02/16/2016(a)	2,203	2,203
Hyundai Auto Receivables Trust 2015-A			Colorado - 1.58%
0.24%, 01/15/2016(a)	3,404	3,404	City of Colorado Springs CO Utilities System
Mercedes Benz Auto Lease Trust 2015-A			Revenue (credit support from Bank of New
0.24%, 01/15/2016(a)	4,898	4,898	York Mellon)
Nissan Auto Lease Trust 2014-B			0.18%, 05/07/2015(d)	6,100	6,100
0.20%, 10/15/2015(a)	1,535	1,535	Colorado Housing & Finance
Santander Drive Auto Receivables Trust 2014-			Authority (credit support from Federal Home
5			Loan Bank)
0.27%, 12/15/2015	194	194	0.12%, 05/07/2015(a),(d)	7,510	7,510
Santander Drive Auto Receivables Trust 2015-			County of Kit Carson CO (credit support from
2			Wells Fargo)
0.45%, 05/16/2016(a)	5,800	5,800	0.12%, 05/07/2015(d)	1,165	1,165
Volkswagen Auto Lease Trust 2015-A					$14,775
0.25%, 03/21/2016(a)	2,800	2,800
Volkswagen Auto Loan Enhanced Trust 2014-			Illinois - 1.33%
2			Memorial Health System/IL (credit support
0.20%, 10/20/2015(a)	1,144	1,144	from JP Morgan Chase & Co)
			0.12%, 05/07/2015(d)	12,405	12,405
World Omni Auto Receivables Trust 2014-B
0.23%, 11/16/2015	433	433
		$45,849	Indiana - 0.34%
			Ball State University Foundation Inc (credit
Banks- 0.77%			support from US Bank)
Wells Fargo Bank NA			0.17%, 05/01/2015(d)	3,150	3,150
0.40%, 05/20/2016(a)	7,200	7,200

			Iowa- 0.24%
Diversified Financial Services - 2.61%			Iowa Finance Authority (credit support from
Corporate Finance Managers Inc
0.18%, 05/07/2015(a)	9,340	9,340	GNMA/FNMA/FHLMC)
			0.14%, 05/07/2015(d)	2,200	2,200
MetLife Inc
0.33%, 08/17/2015(a),(c)	15,000	15,000
		$24,340	Maryland - 0.70%
			City of Baltimore MD (credit support from
Healthcare - Services - 1.02%			State Street Bank &Trust)
Portland Clinic LLP/The			0.12%, 05/07/2015(d)	6,555	6,555
0.12%, 05/07/2015(a)	9,520	9,520

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Minnesota - 0.50%			Banks (continued)
City of St Paul MN (credit support from			Standard Chartered Bank/New York
Wells Fargo)			0.22%, 07/28/2015(b)	$8,000	$7,996
0.18%, 05/07/2015(d)	$4,700	$4,700	0.23%, 06/25/2015(b)	6,000	5,998
			0.26%, 06/18/2015(b)	6,500	6,498
			Sumitomo Mitsui Banking Corp
New Mexico - 0.40%			0.11%, 05/01/2015(b),(e)	8,000	8,000
City of Las Cruces NM (credit support from			0.24%, 06/26/2015(b),(e)	4,100	4,099
Wells Fargo)			0.24%, 07/09/2015(b),(e)	8,000	7,996
0.18%, 05/07/2015(d)	3,700	3,700
					$190,259

			Beverages - 0.86%
Oklahoma - 0.39%			Brown-Forman Corp
Oklahoma UniversityHospital (credit support			0.12%, 05/20/2015(b)	8,000	7,999
from Bank of America)
0.14%, 05/07/2015(d)	3,600	3,600
			Commercial Services - 1.39%
Washington - 0.02%			Catholic Health Initiatives
Washington State Housing Finance			0.15%, 05/27/2015	5,000	4,999
Commission (credit support from Fannie			0.20%, 06/17/2015	8,000	7,998
Mae)					$12,997
0.15%, 05/07/2015(d)	215	215
			Computers - 0.64%
			EMC Corp/MA
TOTAL MUNICIPAL BONDS		$60,000	0.12%, 05/19/2015(b)	6,000	6,000
	Principal
COMMERCIAL PAPER - 64.70%	Amount (000's)	Value (000's)
			Diversified Financial Services - 28.05%
Agriculture - 1.39%			Alpine Securitization Corp
Philip Morris International Inc			0.19%, 05/11/2015(b)	8,000	7,999
0.11%, 05/04/2015(b)	$7,000	$7,000	0.19%, 06/09/2015(b)	8,000	7,998
0.11%, 05/11/2015(b)	6,000	6,000	0.20%, 06/05/2015(b)	6,700	6,699
		$13,000	Anglesea Funding LLC
			0.16%, 05/05/2015(b)	8,000	8,000
Automobile Manufacturers - 1.50%			AXA Financial Inc (credit support from AXA
VW Credit Inc (credit support from			SA)
Volkswagen AG)			0.25%, 05/04/2015(b),(d)	3,500	3,500
0.08%, 05/04/2015(b),(d)	6,000	6,000
0.09%, 05/08/2015(b),(d)	8,000	8,000	BNP Paribas Finance Inc (credit support from
			BNP Paribas)
		$14,000	0.19%, 05/18/2015(d)	6,000	5,999
			0.23%, 05/07/2015(d)	7,000	7,000
Banks- 20.38%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			0.24%, 05/20/2015(d)	7,000	6,999
NY			Collateralized Commercial Paper II Co LLC
0.12%, 05/06/2015	6,300	6,300	0.14%, 05/07/2015(b)	1,400	1,400
0.19%, 06/15/2015	6,500	6,498	0.18%, 06/08/2015(b)	6,000	5,999
0.22%, 06/30/2015	6,000	5,998	0.20%, 05/22/2015(b)	6,000	5,999
Credit Suisse/New York NY			0.20%, 07/06/2015(b)	3,100	3,098
0.14%, 05/01/2015	6,000	6,000	Dealers Capital Access Trust Inc
0.22%, 06/17/2015	7,800	7,798	0.25%, 05/07/2015	5,700	5,700
0.24%, 07/02/2015	7,000	6,997	0.25%, 05/18/2015	7,900	7,899
DNB Bank ASA			0.25%, 05/21/2015	2,000	2,000
0.14%, 06/01/2015(b),(e)	5,000	4,999	0.25%, 05/21/2015	6,000	5,999
0.15%, 05/28/2015(b),(e)	6,500	6,499	Fairway Finance LLC
0.18%, 07/01/2015(b),(e)	8,000	7,998	0.10%, 05/12/2015(b)	7,000	7,000
Manhattan Asset Funding Co LLC			Gotham Funding Corp
0.16%, 05/22/2015(b)	7,000	6,999	0.15%, 05/27/2015(b)	5,000	4,999
0.18%, 05/26/2015(b)	7,000	6,999	0.16%, 05/06/2015(b)	7,000	7,000
0.18%, 06/16/2015(b)	8,000	7,998	0.16%, 05/15/2015(b)	3,000	3,000
Mizuho Funding LLC (credit support from			0.17%, 06/05/2015(b)	7,500	7,499
Mizuho Corp Bank Ltd)			ING US Funding LLC (credit support from
0.16%, 05/18/2015(b),(d)	7,000	7,000	ING Bank)
MUFG Union Bank NA			0.22%, 05/08/2015(d)	6,000	6,000
0.12%, 05/06/2015	6,800	6,800	0.25%, 06/02/2015(d)	6,000	5,999
Nordea Bank AB			0.25%, 06/03/2015(d)	7,000	6,998
0.18%, 06/30/2015(b),(e)	7,000	6,998	Intercontinental Exchange Inc
Oversea-Chinese Banking Corp Ltd			0.15%, 05/07/2015(b)	8,000	8,000
0.14%, 05/21/2015(e)	8,000	7,999	0.16%, 05/04/2015(b)	7,000	7,000
0.23%, 05/05/2015(e)	7,000	7,000	0.17%, 05/01/2015(b)	6,000	6,000
Skandinaviska EnskildaBanken AB			0.19%, 05/13/2015(b)	1,200	1,200
0.17%, 05/01/2015(b),(e)	7,800	7,800	JP Morgan Securities LLC
0.24%, 07/08/2015(b),(e)	8,000	7,996	0.15%, 06/03/2015	2,210	2,210
0.26%, 08/07/2015(b),(e)	4,000	3,997	0.16%, 06/25/2015	4,390	4,389
Societe Generale SA			0.30%, 08/19/2015	7,000	6,993
0.17%, 05/01/2015(b),(e)	7,000	7,000	Liberty Street Funding LLC
0.20%, 06/04/2015(b),(e)	6,000	5,999	0.16%, 05/13/2015(b)	4,700	4,700

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2015 (unaudited)

	Principal			Maturity
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	REPURCHASE AGREEMENTS - 8.07%	Amount (000's)	Value (000's)

Diversified Financial Services (continued)			Banks - 8.07%
Liberty Street Funding LLC (continued)			Credit Suisse Repurchase Agreement; 0.10%	$35,000	$35,000
0.16%, 05/29/2015(b)	$7,000	$6,999	dated 04/30/2015 maturing 05/01/2015
0.16%, 06/24/2015(b)	4,000	3,999	(collateralized by US Government
0.16%, 06/24/2015(b)	7,000	6,998	Securities; $35,700,000; 0.00% - 4.63%;
Nieuw Amsterdam Receivables Corp			dated 02/15/40 - 02/15/43)
0.15%, 05/13/2015(b)	7,000	7,000	Merrill Lynch Repurchase Agreement; 0.10%	40,360	40,360
0.15%, 05/15/2015(b)	5,000	5,000	dated 04/30/2015 maturing 05/01/2015
0.15%, 05/19/2015(b)	4,500	4,500	(collateralized by US Government
Regency Markets No. 1 LLC			Securities; $41,167,200; 0.00% - 1.38%;
0.14%, 05/20/2015(b)	6,000	5,999	dated 02/28/19 - 02/15/30)
0.15%, 05/15/2015(b)	7,000	7,000			$75,360
0.15%, 05/29/2015(b)	6,800	6,799	TOTAL REPURCHASE AGREEMENTS		$75,360
Sheffield Receivables Corp			Total Investments		$936,339
0.18%, 05/12/2015(b)	5,800	5,800
			Liabilities in Excess of Other Assets, Net - (0.32)%		$(3,020)
0.20%, 06/08/2015(b)	7,000	6,998
0.25%, 06/10/2015(b)	7,000	6,998	TOTAL NET ASSETS - 100.00%		$933,319
Thunder Bay Funding LLC
0.21%, 07/16/2015(b)	6,400	6,397
			(a)	Variable Rate. Rate shown is in effect at April 30, 2015.
		$261,762	(b)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Electric - 5.42%
GDF Suez			registration, normally to qualified institutional buyers. At the end of the
0.16%, 05/12/2015(b)	7,000	7,000	period, the value of these securities totaled $478,056 or 51.22% of net
0.17%, 05/21/2015(b)	4,000	4,000	assets.
0.17%, 06/01/2015(b)	6,750	6,749	(c) Security is Illiquid
0.17%, 06/12/2015(b)	5,000	4,999	(d)	Credit support indicates investments that benefit from credit enhancement
Oglethorpe Power Corp			or liquidity support provided by a third party bank, institution, or
0.18%, 06/22/2015(b)	5,000	4,999	government agency.
0.23%, 05/15/2015(b)	5,000	4,999	(e)	Security issued by foreign bank and denominated in USD.
0.23%, 05/20/2015(b)	4,000	3,999
Southern Co Funding Corp
0.25%, 05/05/2015(b)	7,100	7,100
			Portfolio Summary (unaudited)
0.25%, 05/14/2015(b)	6,700	6,699	Sector		Percent
		$50,544	Financial		66.06%
Insurance - 1.50%			Asset Backed Securities		6.91%
Prudential PLC			Insured		6.43%
0.20%, 07/07/2015(b)	7,200	7,197	Utilities		5.42%
0.23%, 07/20/2015(b)	6,800	6,797	Exchange Traded Funds		5.13%
		$13,994	Consumer, Non-cyclical		4.66%
			Communications		2.46%
Pipelines - 0.25%			Consumer, Cyclical		1.50%
Questar Corp			Government		0.86%
0.10%, 05/13/2015(b)	2,300	2,300	Technology		0.64%
			Energy		0.25%
			Liabilities in Excess of Other Assets, Net		(0.32)%
Supranational Bank - 0.86%
Corp Andina de Fomento			TOTAL NET ASSETS		100.00%
0.21%, 07/27/2015(b)	8,000	7,997

Telecommunications - 2.46%
Telstra Corp Ltd
0.17%, 06/09/2015(b)	7,000	6,999
0.19%, 06/10/2015(b)	8,000	7,998
0.20%, 06/23/2015(b)	8,000	7,998
		$22,995
TOTAL COMMERCIAL PAPER		$603,847
	Principal
CERTIFICATE OF DEPOSIT - 2.97%	Amount (000's) Value (000's)

Banks- 2.97%
Bank of America NA
0.20%, 05/14/2015	7,000	7,000
0.21%, 06/19/2015	7,000	7,000
0.21%, 07/14/2015	7,900	7,900
Bank of Nova Scotia/Houston
0.42%, 05/11/2016(a),(e)	5,800	5,800
		$27,700
TOTAL CERTIFICATE OF DEPOSIT		$27,700

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 94.08%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.06%			Banks (continued)
WPP PLC	71,743	$1,673	Commonwealth Bank of Australia	34,966	$2,448
			Credit Agricole SA	60,662	944
			Credit Suisse Group AG (a)	1,363,850	36,097
Aerospace & Defense - 2.16%			Danske Bank A/S	951,951	26,998
Airbus Group NV	265,200	18,379	Deutsche Bank AG	66,512	2,127
BAE Systems PLC	172,995	1,340	DNB ASA	57,476	1,021
Cobham PLC	57,015	259	Erste Group Bank AG	656,376	18,532
Embraer SA ADR	594,200	18,527	Fukuoka Financial Group Inc	59,000	339
Rolls-Royce Holdings PLC (a)	1,465,466	23,364
			Gunma Bank Ltd/The	30,000	212
Thales SA	3,471	211	Hachijuni Bank Ltd/The	32,000	249
		$62,080	Hang Seng Bank Ltd	41,000	799
Agriculture - 4.20%			Hiroshima Bank Ltd/The	37,000	216
British American Tobacco PLC	716,694	39,378	Hokuhoku Financial Group Inc	93,000	222
Golden Agri-Resources Ltd	353,500	112	HSBC Holdings PLC	3,442,566	34,267
Imperial Tobacco Group PLC	853,696	41,686	HSBC Holdings PLC	924,176	9,232
Japan Tobacco Inc	52,900	1,847	ING Groep NV (a)	2,410,431	36,980
KT&G Corp	312,021	27,632	Intesa Sanpaolo SpA - RSP	45,236	138
Philip Morris International Inc	123,000	10,267	Iyo Bank Ltd/The	18,700	233
Swedish Match AB	5,237	161	Joyo Bank Ltd/The	50,000	273
		$121,083	KBC Groep NV	193,625	12,739
			Lloyds Banking Group PLC	23,602,219	27,952
Airlines - 1.03%			Mitsubishi UFJ Financial Group Inc	695,800	4,943
International Consolidated Airlines Group SA	2,530,040	20,983	Mizrahi Tefahot Bank Ltd (a)	5,167	58
(a)			Mizuho Financial Group Inc	1,265,100	2,412
Japan Airlines Co Ltd	9,200	307	National Australia Bank Ltd	114,107	3,304
Ryanair Holdings PLC ADR	128,300	8,320	Nordea Bank AB	178,383	2,266
		$29,610	Oversea-Chinese Banking Corp Ltd	160,200	1,290
			Resona Holdings Inc	120,500	643
Apparel - 0.01%
Yue Yuen Industrial Holdings Ltd	57,000	217	Skandinaviska EnskildaBanken AB	89,297	1,128
			Societe Generale SA	17,519	876
			Standard Chartered PLC	119,223	1,952
Automobile Manufacturers - 4.28%			Sumitomo Mitsui Financial Group Inc	672,100	29,347
Bayerische Motoren Werke AG	11,732	1,384	Sumitomo Mitsui Trust Holdings Inc	160,070	705
Daihatsu Motor Co Ltd	14,800	214	Svenska Handelsbanken AB	24,092	1,112
Daimler AG	569,932	54,796	Swedbank AB	53,190	1,237
Honda Motor Co Ltd	87,300	2,927	UBS Group AG (a)	1,966,982	39,295
Hyundai Motor Co	173,431	27,219	UniCredit SpA	106,480	764
Nissan Motor Co Ltd	133,200	1,383	United Overseas Bank Ltd	1,287,200	23,768
Peugeot SA (a)	15,082	285	Westpac Banking Corp	191,582	5,504
Renault SA	5,212	548	Yamaguchi Financial Group Inc	16,000	201
Toyota Motor Corp	489,800	34,095			$460,322
Volkswagen AG	1,476	374
		$123,225	Beverages - 0.04%
			Coca-Cola Amatil Ltd	44,122	357
Automobile Parts & Equipment - 0.48%			Kirin Holdings Co Ltd	51,300	679
Aisin Seiki Co Ltd	14,900	681			$1,036
Bridgestone Corp	12,300	515
Cie Generale des Etablissements Michelin	10,130	1,130	Building Materials - 0.95%
Hankook Tire Co Ltd	244,479	10,274	Asahi Glass Co Ltd	77,000	518
NHK Spring Co Ltd	11,800	135	Cie de Saint-Gobain	10,763	489
Sumitomo Electric Industries Ltd	20,300	287	CRH PLC	904,692	25,280
Sumitomo Rubber Industries Ltd	13,100	243	CRH PLC	39,321	1,105
Toyoda Gosei Co Ltd	4,800	111			$27,392
Toyota Industries Corp	6,200	351	Chemicals - 4.27%
Yokohama Rubber Co Ltd/The	15,000	162	Air Water Inc	11,000	195
		$13,889	Akzo Nobel NV	630,164	48,217
			Asahi Kasei Corp	64,000	603
Aozora Banks - Bank 15.98% Ltd	88,000	329	BASF SE	51,099	5,077
			Clariant AG (a)	632,433	13,885
Australia & New Zealand Banking Group Ltd	132,929	3,557	Givaudan SA (a)	5,455	10,207
Banco Santander SA	3,928,038	29,698
Bangkok Bank PCL	1,733,600	9,731	Hitachi Chemical Co Ltd	7,700	149
Bank Hapoalim BM	81,468	408	Incitec Pivot Ltd	127,504	400
Bank Leumi Le-Israel BM (a)	49,487	192	K+S AG	13,270	433
Bank of East Asia Ltd/The	90,400	392	Kaneka Corp	20,000	139
Bank of Kyoto Ltd/The	27,000	294	Koninklijke DSM NV	8,266	471
Bank of Queensland Ltd	28,272	290	Kuraray Co Ltd	26,500	358
Bank of Yokohama Ltd/The	89,000	565	Linde AG	129,461	25,298
Barclays PLC	12,753,680	49,897	Mitsubishi Chemical Holdings Corp	35,400	220
Bendigo & Adelaide Bank Ltd	34,738	331	Mitsubishi Gas Chemical Co Inc	14,000	78
BNP Paribas SA	480,943	30,373	Shin-Etsu Chemical Co Ltd	266,500	16,291
BOC Hong Kong Holdings Ltd	198,800	771	Sumitomo Chemical Co Ltd	57,000	321
Chiba Bank Ltd/The	58,000	477	Taiyo Nippon Sanso Corp	4,000	52
Chugoku Bank Ltd/The	12,100	194

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Chemicals (continued)			Electrical Components & Equipment (continued)
Yara International ASA	9,934	$509	Osram Licht AG	4,454	$235
		$122,903	Schneider Electric SE	365,944	27,353
					$70,613
Commercial Services - 0.12%
Abertis Infraestructuras SA	15,571	287	Electronics - 0.76%
Adecco SA (a)	9,363	763	Ibiden Co Ltd	8,900	156
Atlantia SpA	22,521	633	Japan Display Inc	27,000	111
Dai Nippon Printing Co Ltd	44,000	454	Koninklijke Philips NV	716,356	20,519
G4S PLC	41,839	188	Kyocera Corp	17,400	908
Hutchison Port Holdings Trust	436,202	294	Nippon Electric Glass Co Ltd	29,000	165
Securitas AB	24,124	361			$21,859
Toppan Printing Co Ltd	44,000	369
		$3,349	Engineering & Construction - 1.39%
			ACS Actividades de Construccion y Servicios	13,525	477
Computers - 0.03%			SA
Cap Gemini SA	5,498	490	Balfour Beatty PLC	2,837,256	10,501
TDK Corp	3,400	245	Boskalis Westminster NV	6,629	344
		$735	Cheung Kong Infrastructure Holdings Ltd	47,000	398
			CIMIC Group Ltd	7,579	126
Cosmetics & Personal Care - 0.52%			Ferrovial SA	31,990	725
Svenska Cellulosa AB SCA	29,748	752	JGC Corp	716,000	14,901
Unilever NV - CVA	326,600	14,247	Skanska AB	29,277	652
		$14,999	Taisei Corp	26,000	151
Distribution & Wholesale - 1.55%			Tecnicas Reunidas SA	220,281	10,246
ITOCHU Corp	88,300	1,087	Vinci SA	26,028	1,596
Jardine Cycle & Carriage Ltd	720,200	21,945			$40,117
Marubeni Corp	91,700	568	Entertainment - 0.03%
Mitsubishi Corp	66,500	1,435	Sankyo Co Ltd	3,600	136
Mitsui & Co Ltd	95,400	1,334	Tabcorp Holdings Ltd	63,904	245
Rexel SA	21,370	403	Tatts Group Ltd	110,110	351
Sumitomo Corp	1,510,900	17,841	William Hill PLC	33,778	187
		$44,613			$919
Diversified Financial Services - 1.65%			Environmental Control - 0.00%
ASX Ltd	14,914	495	Kurita Water Industries Ltd	5,000	130
Daiwa Securities Group Inc	91,000	755
Deutsche Boerse AG	307,858	25,511
ICAP PLC	42,457	361	Food - 2.04%
Mitsubishi UFJ Lease & Finance Co Ltd	36,800	197	Casino Guichard Perrachon SA	90,726	8,023
Nomura Holdings Inc	175,100	1,136	Charoen Pokphand Foods PCL (b)	22,336,500	15,102
ORIX Corp	72,000	1,107	Colruyt SA	1,836	87
Shinhan Financial Group Co Ltd	431,777	17,871	Dairy Crest Group PLC	1,614,597	11,288
		$47,433	Delhaize Group SA	7,993	643
			First Pacific Co Ltd/Hong Kong	182,000	176
Electric - 2.21%			Koninklijke Ahold NV	48,930	948
AGL Energy Ltd	51,866	622	Nestle SA	61,518	4,773
AusNet Services	127,812	149	NH Foods Ltd	4,000	87
Chubu Electric Power Co Inc	24,800	329	Nisshin Seifun Group Inc	15,860	185
Chugoku Electric Power Co Inc/The	22,800	335	Nissin Foods Holdings Co Ltd	1,500	72
CLP Holdings Ltd	101,500	888	Orkla ASA	1,880,765	14,769
Contact Energy Ltd	27,366	119	Seven & i Holdings Co Ltd	16,500	709
E.ON SE	96,489	1,502	Tesco PLC	391,702	1,320
EDP - Energias de Portugal SA	180,264	721	Toyo Suisan Kaisha Ltd	4,400	154
Electric Power Development Co Ltd	11,000	369	Wilmar International Ltd	148,000	364
Electricite de France SA	18,629	474	Yamazaki BakingCo Ltd	4,000	71
Endesa SA	24,470	485			$58,771
Enel Green Power SpA	134,825	262
Enel SpA	366,097	1,735	Forest Products & Paper - 1.01%
Fortum OYJ	34,581	683	DS Smith PLC	5,301,918	28,349
GDF Suez	1,098,675	22,354	Oji Holdings Corp	61,000	271
Hokuriku Electric Power Co	12,500	185	UPM-Kymmene OYJ	29,530	535
Iberdrola SA	286,872	1,920			$29,155
Meridian Energy Ltd	93,692	179
Mighty River Power Ltd	52,242	120	Gas - 0.90%
			Centrica PLC	240,138	938
Power Assets Holdings Ltd	74,500	752	Gas Natural SDG SA	26,984	663
RWE AG	27,341	679
SSE PLC	1,152,914	27,316	National Grid PLC	1,713,373	23,050
			Osaka Gas Co Ltd	146,000	620
Terna Rete Elettrica Nazionale SpA	116,140	548	Snam SpA	100,725	525
Tohoku Electric Power Co Inc	34,800	438
Tokyo Electric Power Co Inc (a)	111,400	455			$25,796
		$63,619	Hand & Machine Tools - 0.79%
			Fuji Electric Co Ltd	4,691,000	22,122
Electrical Components & Equipment - 2.45%			Sandvik AB	58,778	743
Legrand SA	428,449	24,774
Mabuchi Motor Co Ltd	304,800	18,251			$22,865

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Services - 0.00%			Iron & Steel (continued)
Miraca Holdings Inc	1,500	$76	voestalpine AG	8,637	$362
					$2,957

Holding Companies - Diversified - 0.60%			Leisure Products & Services - 0.84%
China Merchants Holdings International Co	3,384,270	15,353	Carnival PLC	529,388	24,086
Ltd			Yamaha Corp	12,900	234
Keppel Corp Ltd	72,800	478			$24,320
NWS Holdings Ltd	111,000	188
Swire Pacific Ltd	49,500	668	Lodging - 0.00%
Wharf Holdings Ltd/The	81,000	584	Wynn Macau Ltd	40,400	82
		$17,271
			Machinery - Construction & Mining - 3.59%
Home Builders - 0.07%			ABB Ltd (a)	586,142	12,844
Daiwa House Industry Co Ltd	32,500	726	ABB Ltd ADR(a)	277,700	6,045
Iida Group Holdings Co Ltd	12,000	161
Persimmon PLC (a)	7,992	207	Hitachi Construction Machinery Co Ltd	8,000	142
Sekisui Chemical Co Ltd	22,000	293	Hitachi Ltd	7,850,000	53,560
Sekisui House Ltd	42,700	662	Joy Global Inc	302,100	12,882
		$2,049	Komatsu Ltd	890,500	17,916
					$103,389
Home Furnishings - 0.20%
Electrolux AB	194,873	5,835	Machinery - Diversified - 1.62%
			Amada Holdings Co Ltd	895,900	9,041
			CNH Industrial NV	271,400	2,366
Insurance - 6.58%			CNH Industrial NV	1,292,500	11,356
Aegon NV	2,982,127	23,529	Mitsubishi Heavy Industries Ltd	118,000	654
Allianz SE	26,838	4,568	OC Oerlikon Corp AG (a)	1,022,339	13,374
Assicurazioni Generali SpA	68,574	1,340	Sumitomo Heavy Industries Ltd	14,000	87
Aviva PLC	4,154,053	33,421	Teco Electric and Machinery Co Ltd	9,984,300	9,694
AXA SA	716,425	18,115			$46,572
Baloise Holding AG	3,658	476
CNP Assurances	13,224	238	Media - 1.61%
Delta Lloyd NV	1,134,650	21,457	Axel Springer SE	2,951	165
Direct Line Insurance Group PLC	115,564	564	Pearson PLC	44,784	905
Hannover Rueck SE	4,646	472	ProSiebenSat.1 Media AG	11,863	607
Helvetia Holding AG	12,051	6,847	Reed Elsevier NV	1,756,794	42,369
Insurance Australia Group Ltd	112,143	514	RTL Group SA	1,876	176
Legal & General Group PLC	348,919	1,387	Singapore Press Holdings Ltd	80,100	253
MS&AD Insurance Group Holdings Inc	27,700	793	Vivendi SA	58,522	1,467
Muenchener Rueckversicherungs-Gesellschaft	10,156	1,982	Wolters Kluwer NV	16,367	530
AG in Muenchen					$46,472
Old Mutual PLC	288,526	1,035	Mining - 0.46%
QBE Insurance Group Ltd	66,116	713	Anglo American PLC	67,434	1,142
Sampo Oyj	26,253	1,272	BHP Billiton PLC	117,504	2,824
SCOR SE	11,831	426	Mitsubishi Materials Corp	86,000	310
Standard Life PLC	94,835	678	Rio Tinto Ltd	23,353	1,053
Suncorp Group Ltd	34,692	359	Rio Tinto PLC	164,983	7,383
Swiss Life Holding AG (a)	75,535	17,924
			Sumitomo Metal Mining Co Ltd	41,000	601
Swiss Re AG	20,681	1,835			$13,313
Tokio Marine Holdings Inc	37,700	1,537
Tryg A/S	1,558	169	Miscellaneous Manufacturing - 1.01%
UnipolSai SpA	67,930	190	ALS Ltd	29,687	123
Vienna Insurance Group AG Wiener	1,480	59	FUJIFILM Holdings Corp	25,000	942
Versicherung Gruppe			Nikon Corp	1,581,200	22,482
Zurich Insurance Group AG (a)	154,007	47,535	Orica Ltd	28,715	455
		$189,435	Siemens AG	43,721	4,756
			Wartsila OYJ Abp	3,863	177
Internet - 0.35%					$28,935
SBI Holdings Inc/Japan	15,500	206
Trend Micro Inc/Japan	287,900	9,740	Office & Business Equipment - 0.88%
		$9,946	Canon Inc	711,100	25,354

Investment Companies - 0.08%
BGP Holdings PLC (a),(b)	738,711	—	Oil & Gas - 4.22%
CK Hutchison Holdings Ltd	74,000	1,605	BG Group PLC	557,237	10,094
Delek Group Ltd	233	65	BP PLC	878,384	6,335
Groupe Bruxelles Lambert SA	6,214	545	CNOOC Ltd	11,756,000	20,047
Israel Corp Ltd/The	205	76	Eni SpA	788,093	15,121
		$2,291	Imperial Oil Ltd	344,500	15,185
			Inpex Corp	42,100	528
Iron & Steel - 0.10%			JX Holdings Inc	132,610	578
ArcelorMittal	47,919	510	Neste Oil OYJ	3,347	91
JFE Holdings Inc	26,200	591	Repsol SA	50,353	1,038
Kobe Steel Ltd	238,000	433	Royal Dutch Shell PLC - A Shares	238,383	7,516
Nippon Steel & Sumitomo Metal Corp	408,000	1,061	Royal Dutch Shell PLC - B Shares	148,784	4,763
			Statoil ASA	68,040	1,442

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			REITS (continued)
TonenGeneral Sekiyu KK	22,000	$211	Mirvac Group	284,842	$451
TOTAL SA	692,172	37,481	Novion Property Group	164,505	320
Woodside Petroleum Ltd	39,719	1,095	Scentre Group	257,736	759
		$121,525	Segro PLC	57,193	376
			Unibail-Rodamco SE	4,727	1,305
Oil & Gas Services - 1.18%			Westfield Corp	95,609	711
Technip SA	500,243	34,103			$10,637

			Retail - 1.79%
Packaging & Containers - 0.02%			Aeon Co Ltd	50,900	633
Rexam PLC	54,261	482	Cie Financiere Richemont SA	41,061	3,660
			FamilyMart Co Ltd	4,500	194
Pharmaceuticals - 10.19%			Harvey Norman Holdings Ltd	26,936	94
Alfresa Holdings Corp	13,500	202	Kingfisher PLC	6,450,993	34,658
AstraZeneca PLC	60,895	4,179	Marks & Spencer Group PLC	89,490	758
Bayer AG	163,268	23,500	Rallye SA	299,846	11,201
Daiichi Sankyo Co Ltd	34,800	605	Shimamura Co Ltd	1,800	179
Eisai Co Ltd	12,100	807	Takashimaya Co Ltd	22,000	205
GlaxoSmithKline PLC	2,483,870	57,369			$51,582
Hisamitsu Pharmaceutical Co Inc	4,200	181
Medipal Holdings Corp	10,000	136	Semiconductors - 0.01%
Mitsubishi Tanabe Pharma Corp	17,300	294	STMicroelectronics NV	49,108	392
Novartis AG	703,033	71,760
Otsuka Holdings Co Ltd	21,200	669	Shipbuilding - 0.01%
Roche Holding AG	93,396	26,726	Sembcorp Marine Ltd	22,500	50
Sanofi	770,170	78,396	Yangzijiang Shipbuilding Holdings Ltd	143,000	158
Shionogi & Co Ltd	11,600	382			$208
Suzuken Co Ltd/Aichi Japan	5,720	179
Takeda Pharmaceutical Co Ltd	43,300	2,223	Software - 0.70%
Teva Pharmaceutical Industries Ltd	23,035	1,400	Amadeus IT Holding SA	13,532	617
Teva Pharmaceutical Industries Ltd ADR	406,800	24,579	SAP SE	260,196	19,662
		$293,587			$20,279

Pipelines - 0.00%			Telecommunications - 6.69%
Koninklijke Vopak NV	1,836	96	Altice SA (a)	3,344	354
			Belgacom SA	11,720	437
			Bezeq The Israeli Telecommunication Corp	147,788	280
Private Equity - 0.02%			Ltd
3i Group PLC	74,901	580	BT Group PLC	247,375	1,725
			China Mobile Ltd	2,782,341	39,741
Real Estate - 0.24%			Deutsche Telekom AG	192,888	3,545
Deutsche Annington Immobilien SE	16,539	555	Elisa OYJ	10,959	336
Hang Lung Properties Ltd	172,000	581	Eutelsat Communications SA	11,870	414
Henderson Land Development Co Ltd	40,420	324	HKT Trust & HKT Ltd	203,920	273
Hysan Development Co Ltd	49,000	226	KDDI Corp	1,871,300	44,279
Keppel Land Ltd (b)	51,900	175	Koninklijke KPN NV	123,370	457
Kerry Properties Ltd	50,000	204	Nippon Telegraph & Telephone Corp	20,300	1,371
Mitsubishi Estate Co Ltd	21,000	494	NTT DOCOMO Inc	82,300	1,458
Mitsui Fudosan Co Ltd	15,000	445	Orange SA	112,650	1,855
New World Development Co Ltd	400,285	531	PCCW Ltd	305,829	204
Nomura Real Estate Holdings Inc	9,500	193	SES SA	8,194	287
Sino Land Co Ltd	225,920	398	Singapore Telecommunications Ltd	383,900	1,283
Sun Hung Kai Properties Ltd	89,383	1,485	SK Telecom Co Ltd	143,938	38,571
Swire Properties Ltd	90,000	309	Spark New Zealand Ltd	141,354	320
Swiss Prime Site AG (a)	2,144	188	Swisscom AG	1,166	693
Tokyu Fudosan Holdings Corp	37,000	275	TDC A/S	2,252,818	17,152
Wheelock & Co Ltd	70,000	394	Telecom Italia SpA (a)	619,863	732
		$6,777	Telecom Italia SpA - RSP	464,268	447
			Telefonica SA	215,850	3,285
REITS - 0.37%			Telekomunikasi Indonesia Persero Tbk PT	17,179,900	3,455
Ascendas Real Estate Investment Trust	157,400	293	Telenor ASA	36,325	820
British Land Co PLC/The	57,074	727	TeliaSonera AB	125,796	782
CapitaCommercial Trust	153,800	197	Vodafone Group PLC	8,009,809	28,220
Dexus Property Group	69,766	405			$192,776
Federation Centres	109,988	256
Fonciere Des Regions	2,307	218	Toys, Games & Hobbies - 0.02%
GPT Group/The	129,854	458	Nintendo Co Ltd	4,000	672
Hammerson PLC	60,423	619
Intu Properties PLC	71,015	373	Transportation - 1.36%
Japan Real Estate Investment Corp	99	468	AP Moeller - Maersk A/S - A shares	143	276
Japan Retail Fund Investment Corp	188	400	AP Moeller - Maersk A/S - B shares	279	554
Klepierre	13,465	653	Central Japan Railway Co	8,100	1,447
Land Securities Group PLC	46,576	891	East Japan Railway Co	268,800	23,758
Link REIT/The	122,000	757	Hankyu Hanshin Holdings Inc	57,000	344

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Country	Percent
Transportation (continued)				United Kingdom	21.58%
Kamigumi Co Ltd	18,000	$180
Keisei Electric Railway Co Ltd	7,000	83		Japan	14.79%
Mitsui OSK Lines Ltd	83,000	293		France	11.29%
				Switzerland	10.95%
Nagoya Railroad Co Ltd	23,000	91		Germany	7.10%
Nippon Express Co Ltd	65,000	373
Nippon Yusen KK	60,000	188		Netherlands	6.10%
PostNL NV (a)	2,118,006	10,518		United States	5.63%
Toll Holdings Ltd	52,508	372		Korea, Republic Of	4.23%
West Japan Railway Co	12,800	709		Hong Kong	2.70%
				Singapore	1.76%
		$39,186		Spain	1.73%
Water - 0.36%				Denmark	1.58%
Guangdong Investment Ltd	6,078,600	9,064		Ireland	1.21%
United Utilities Group PLC	32,700	486		Australia	0.95%
Veolia Environnement SA	32,831	695		Israel	0.93%
		$10,245		Thailand	0.86%
TOTAL COMMON STOCKS		$2,709,827		Italy	0.79%
INVESTMENT COMPANIES - 3.99%	Shares Held	Value(000	's)	China	0.71%
				Norway	0.66%
Publicly Traded Investment Fund - 3.99%				Austria	0.65%
BlackRock Liquidity Funds FedFund Portfolio	22,000,490	22,000		Brazil	0.64%
Cash Account Trust - Government & Agency	1,732,765	1,733		Canada	0.53%
Portfolio - Government Cash Managed				Sweden	0.51%
First American Government Obligations Fund	91,190,490	91,191		Belgium	0.49%
		$114,924		Taiwan, Province Of China	0.34%
TOTAL INVESTMENT COMPANIES		$114,924		Indonesia	0.12%
PREFERRED STOCKS - 0.95%	Shares Held	Value(000	's)	Finland	0.10%
				Luxembourg	0.05%
Automobile Manufacturers - 0.95%				New Zealand	0.02%
Bayerische Motoren Werke AG	4,179	382		Portugal	0.02%
Porsche Automobil Holding SE	8,379	795		Macao	0.00%
Volkswagen AG	101,490	26,127		Other Assets in Excess of Liabilities, Net	0.98%
		$27,304
TOTAL PREFERRED STOCKS		$27,304		TOTAL NET ASSETS	100.00%
Total Investments		$2,852,055
Other Assets in Excess of Liabilities, Net - 0.98%		$28,093
TOTAL NET ASSETS - 100.00%		$2,880,148

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $15,277 or 0.53% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2015	Long	957	$89,476	$90,638	$1,162
S&P 500 Emini; June 2015	Long	375	39,059	38,979	(80)
Total					$1,082
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.92%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.87%			Cosmetics & Personal Care - 0.66%
Boeing Co/The	321,821	$46,130	Procter & Gamble Co/The	253,342	$20,143
Northrop Grumman Corp	156,504	24,108
Teledyne Technologies Inc (a)	161,729	16,976
			Distribution & Wholesale - 0.43%
		$87,214	Pool Corp	200,274	12,996
Airlines - 0.35%
Alaska Air Group Inc	138,479	8,871	Diversified Financial Services - 3.57%
Cathay Pacific Airways Ltd ADR	140,217	1,795	Ameriprise Financial Inc	107,255	13,437
		$10,666	Charles Schwab Corp/The	1,053,520	32,132
Apparel- 1.88%			FNF Group	486,614	17,513
Nike Inc	508,669	50,277	Franklin Resources Inc	610,334	31,469
Ralph Lauren Corp	52,164	6,959	T Rowe Price Group Inc	171,669	13,936
		$57,236			$108,487
Automobile Manufacturers - 0.99%			Electric - 1.18%
Nissan MotorCo Ltd ADR	29,942	621	Duke Energy Corp	239,276	18,561
PACCAR Inc	452,386	29,564	Edison International	73,867	4,501
		$30,185	Xcel Energy Inc	375,241	12,724
					$35,786
Automobile Parts & Equipment - 1.58%
Autoliv Inc	172,294	20,455	Electronics - 3.12%
Johnson Controls Inc	543,347	27,374	Corning Inc	588,087	12,309
		$47,829	FEI Co	109,043	8,228
			FLIR Systems Inc	158,666	4,901
Banks - 6.87%			Thermo Fisher Scientific Inc	218,097	27,411
East West Bancorp Inc	371,277	15,070	Trimble Navigation Ltd (a)	391,404	9,953
Goldman Sachs Group Inc/The	77,977	15,316	Waters Corp (a)	254,795	31,898
JP Morgan Chase & Co	529,001	33,465			$94,700
PNC Financial Services Group Inc/The	314,048	28,808
State Street Corp	140,720	10,852	Engineering & Construction - 0.31%
SVB Financial Group (a)	125,189	16,620	Granite Construction Inc	108,328	3,760
			Jacobs Engineering Group Inc (a)	128,348	5,501
US Bancorp/MN	657,856	28,202
Wells Fargo & Co	1,095,138	60,342			$9,261
		$208,675	Environmental Control - 0.53%
Beverages - 1.75%			Waste Connections Inc	342,006	16,214
Ambev SA ADR	1,123,069	7,109
Brown-Forman Corp	140,706	12,696	Food - 2.63%
Coca-Cola Co/The	554,298	22,482	Dairy Farm International Holdings Ltd ADR	139,615	6,590
PepsiCo Inc	113,108	10,759	General Mills Inc	313,431	17,345
		$53,046	Kroger Co/The	334,352	23,040
			McCormick & Co Inc/MD	220,993	16,641
Biotechnology - 0.70%			Safeway, Inc. - CVR - Casa Ley (a),(b)	2,740	—
Gilead Sciences Inc	210,027	21,110	Safeway, Inc. - CVR - Property Development	2,740	—
			Centers (a),(b),(c)
Building Materials - 0.51%			Whole Foods Market Inc	341,317	16,301
Apogee Enterprises Inc	293,025	15,419			$79,917

			Gas - 1.53%
Chemicals - 2.43%			Sempra Energy	437,196	46,417
Axiall Corp	7,118	290
EI du Pont de Nemours & Co	309,922	22,686
FMC Corp	222,185	13,178	Healthcare - Products - 2.81%
International Flavors & Fragrances Inc	169,542	19,455	Becton Dickinson and Co	176,003	24,794
PPG Industries Inc	82,709	18,325	Bio-Techne Corp	149,529	14,349
			Edwards Lifesciences Corp (a)	122,607	15,528
		$73,934	Halyard Health Inc (a)	205,083	9,942
Commercial Services - 0.71%			Medtronic PLC	127,026	9,457
Robert Half International Inc	188,424	10,448	Varian Medical Systems Inc (a)	125,163	11,121
TrueBlue Inc (a)	386,543	11,125			$85,191
		$21,573
			Healthcare - Services - 1.48%
Computers - 5.37%			DaVita HealthCare Partners Inc (a)	270,601	21,946
Apple Inc	809,739	101,339	Universal Health Services Inc	197,107	23,051
EMC Corp/MA	1,020,605	27,465			$44,997
International Business Machines Corp	160,437	27,481
Teradata Corp (a)	151,270	6,654	Housewares - 0.33%
		$162,939	Tupperware Brands Corp	149,145	9,972

Consumer Products - 0.76%
Kimberly-Clark Corp	104,940	11,511	Insurance - 2.82%
WD-40 Co	144,025	11,660	ACE Ltd	184,200	19,707
			Chubb Corp/The	106,038	10,429
		$23,171	HCC Insurance Holdings Inc	448,732	25,560
			MetLife Inc	215,905	11,074
			StanCorp Financial Group Inc	17,088	1,232

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000 's)

Insurance (continued)			REITS (continued)
XL Group PLC	477,944	$17,722	Ventas Inc	253,543		$17,469
		$85,724	Weyerhaeuser Co	162,648		5,125
						$100,543
Internet - 2.96%
Amazon.com Inc (a)	72,797	30,704	Retail - 6.55%
eBay Inc (a)	197,922	11,531	Copart Inc (a)	460,806		16,391
Google Inc - A Shares (a)	52,967	29,067	Costco Wholesale Corp	357,122		51,086
Google Inc - C Shares (a)	26,046	13,996	CVS Health Corp	351,564		34,907
LinkedIn Corp (a)	17,949	4,525	Home Depot Inc/The	200,258		21,423
		$89,823	Nordstrom Inc	422,005		31,887
			Starbucks Corp	874,143		43,340
Iron & Steel - 0.76%						$199,034
Reliance Steel & Aluminum Co	276,328	17,884
Schnitzer Steel Industries Inc	302,813	5,275	Savings & Loans - 0.40%
		$23,159	Washington Federal Inc	555,030		11,989

Leisure Products & Services - 0.91%
Carnival Corp	291,487	12,817	Semiconductors - 3.54%
Harley-Davidson Inc	262,232	14,740	Altera Corp	445,227		18,557
		$27,557	Applied Materials Inc	665,396		13,168
			Avago Technologies Ltd	78,234		9,144
Machinery - Construction & Mining - 0.20%			Intel Corp	536,700		17,470
Caterpillar Inc	68,525	5,953	Lam Research Corp	206,304		15,593
			Microchip Technology Inc	405,502		19,324
Machinery - Diversified - 1.10%			Qualcomm Inc	210,123		14,288
Deere & Co	370,412	33,530				$107,544
			Software - 6.72%
			Adobe Systems Inc (a)	573,943		43,654
Media - 2.33%
Viacom Inc	299,833	20,823	Autodesk Inc (a)	177,239		10,072
Walt Disney Co/The	458,191	49,815	Fair Isaac Corp	269,308		23,823
		$70,638	Informatica Corp (a)	153,357		7,372
			Microsoft Corp	1,147,628		55,821
Metal Fabrication & Hardware - 0.48%			Omnicell Inc (a)	262,748		9,335
Precision Castparts Corp	70,342	14,539	Oracle Corp	917,545		40,023
			Tyler Technologies Inc (a)	115,921		14,137
Miscellaneous Manufacturing - 1.82%						$204,237
AptarGroup Inc	276,481	17,161	Telecommunications - 2.50%
Crane Co	175,737	10,739	China Mobile Ltd ADR	70,858		5,061
General Electric Co	1,014,872	27,483	Cisco Systems Inc	549,745		15,849
		$55,383	Polycom Inc (a)	446,690		5,829
Oil & Gas - 6.45%			Verizon Communications Inc	977,388		49,300
Apache Corp	220,577	15,088				$76,039
Chevron Corp	389,973	43,310	Toys, Games & Hobbies - 0.47%
Devon Energy Corp	412,189	28,115	Hasbro Inc	203,502		14,406
Energen Corp	215,345	15,326
Exxon Mobil Corp	629,958	55,040
HollyFrontier Corp	278,345	10,794	Transportation - 1.46%
Occidental Petroleum Corp	352,217	28,213	Expeditors International of Washington Inc	477,781		21,897
		$195,886	Union Pacific Corp	212,426		22,566
						$44,463
Oil & Gas Services - 0.89%
Natural Gas Services Group Inc (a)	272,811	6,916	Trucking & Leasing - 0.18%
Schlumberger Ltd	213,078	20,159	Greenbrier Cos Inc/The	95,274		5,496
		$27,075

Pharmaceuticals - 6.44%			Water - 0.28%
Abbott Laboratories	369,411	17,148	California Water Service Group	350,176		8,359
AbbVie Inc	298,302	19,288
Actavis PLC (a)	93,996	26,588	TOTAL COMMON STOCKS			$2,973,956
Bristol-Myers Squibb Co	340,022	21,670	INVESTMENT COMPANIES - 0.73%	Shares Held	Value	(000	's)
Johnson & Johnson	344,345	34,159
			Publicly Traded Investment Fund - 0.73%
McKesson Corp	217,788	48,654	Goldman Sachs Financial Square Funds -	22,255,553		22,256
Perrigo Co PLC	32,301	5,920	Government Fund
Teva Pharmaceutical Industries Ltd ADR	161,073	9,732
VCA Inc (a)	242,145	12,342
		$195,501	TOTAL INVESTMENT COMPANIES			$22,256
			Total Investments			$2,996,212
REITS - 3.31%			Other Assets in Excess of Liabilities, Net - 1.35%			$41,052
Alexandria Real Estate Equities Inc	203,936	18,840	TOTAL NET ASSETS - 100.00%			$3,037,264
Annaly Capital Management Inc	73,712	742
Essex Property Trust Inc	58,036	12,881
HCP Inc	296,754	11,956	(a) Non-Income Producing Security
Plum Creek Timber Co Inc	594,498	25,088
Sabra Health Care REIT Inc	282,511	8,442

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2015 (unaudited)

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17.94%
Financial	16.97%
Technology	15.63%
Consumer, Cyclical	13.49%
Industrial	12.58%
Communications	7.79%
Energy	7.34%
Basic Materials	3.19%
Utilities	2.99%
Exchange Traded Funds	0.73%
Other Assets in Excess of Liabilities, Net	1.35%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Blue Chip Fund (a)	2,869,244	$45,621
Bond & Mortgage Securities Fund (a)	28,635,322	314,989
Bond Market Index Fund (a)	9,486,454	105,489
Diversified International Fund (a)	5,602,355	68,965
Diversified Real Asset Fund (a)	5,659,661	69,784
Equity Income Fund (a)	1,776,278	47,853
Global Diversified Income Fund (a)	9,055,060	128,944
Global Multi-Strategy Fund (a)	4,691,970	52,503
Global Opportunities Fund (a)	2,099,386	25,487
Inflation Protection Fund (a)	14,441,072	124,771
International Emerging Markets Fund (a)	699,232	17,753
LargeCap Growth Fund I (a)	3,710,340	48,309
LargeCap S&P 500 Index Fund (a)	4,573,990	67,238
LargeCap Value Fund III (a)	3,467,778	55,450
MidCap Fund (a)	2,606,549	60,315
Origin Emerging Markets Fund (a),(b)	393,445	4,167
Overseas Fund (a)	5,992,287	66,454
Short-Term Income Fund (a)	14,153,747	173,242
SmallCap Growth Fund I (a)	1,787,010	22,123
SmallCap Value Fund II (a)	1,812,191	23,993
		$1,523,450
TOTAL INVESTMENT COMPANIES		$1,523,450
Total Investments		$1,523,450
Liabilities in Excess of Other Assets, Net - (0.02)%		$(229)
TOTAL NET ASSETS - 100.00%		$1,523,221

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.17%
Domestic Equity Funds	24.35%
Specialty Funds	16.50%
International Equity Funds	12.00%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	2,921,774	$46,076	52,530	$832	2,869,244	$45,244
Bond & Mortgage Securities Fund	28,992,665	314,975	7,317,592	80,085	7,674,935	84,245	28,635,322	310,810
Bond Market Index Fund	—	—	10,669,469	118,905	1,183,015	13,171	9,486,454	105,733
Core Plus Bond Fund I	16,575,093	174,845	—	—	16,575,093	186,657	—	—
Diversified International Fund	6,230,260	89,638	139,344	1,615	767,249	9,005	5,602,355	83,260
Diversified Real Asset Fund	4,946,391	50,972	1,387,852	16,749	674,582	8,253	5,659,661	60,165
Equity Income Fund	3,189,866	60,294	47,870	1,286	1,461,458	39,766	1,776,278	33,535
Global Diversified Income Fund	5,755,257	65,182	4,157,612	58,621	857,809	12,232	9,055,060	111,795
Global Multi-Strategy Fund	4,052,842	41,834	1,206,564	13,515	567,436	6,338	4,691,970	49,241
Global Opportunities Fund	2,111,906	22,881	246,055	2,867	258,575	3,220	2,099,386	22,739
High Yield Fund I	4,312,910	41,486	128,534	1,308	4,441,444	45,512	—	—
Inflation Protection Fund	9,770,709	79,378	6,057,181	51,837	1,386,818	11,925	14,441,072	119,387
International Emerging Markets Fund	958,038	26,831	22,414	525	281,220	6,664	699,232	19,993
LargeCap Growth Fund I	7,295,056	56,778	787,016	9,638	4,371,732	56,920	3,710,340	27,540
LargeCap S&P 500 Index Fund	4,327,759	42,994	805,836	11,932	559,605	8,155	4,573,990	48,440
LargeCap Value Fund	2,633,407	22,998	327,206	4,147	2,960,613	38,195	—	—
LargeCap Value Fund III	3,801,692	50,981	118,486	1,869	452,400	7,194	3,467,778	46,363
MidCap Fund	3,215,649	47,500	184,850	3,994	793,950	18,311	2,606,549	38,266
Origin Emerging Markets Fund	—	—	419,886	4,025	26,441	269	393,445	3,766
Overseas Fund	6,286,816	56,326	517,701	5,454	812,230	8,901	5,992,287	53,500
Short-Term Income Fund	15,008,224	181,265	1,077,084	13,163	1,931,561	23,604	14,153,747	170,818
SmallCap Growth Fund I	1,638,223	15,916	340,421	3,953	191,634	2,497	1,787,010	17,380
SmallCap Value Fund II	1,784,867	14,099	218,365	2,762	191,041	2,592	1,812,191	14,623
		$1,457,173		$454,326		$594,458		$1,382,598

				Realized Gain/Loss		Realized Gain from Capital Gain Distributions
		Income		on Investments
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Fund		5,305			(5)			—
Bond Market Index Fund		2,369			(1)			—
Core Plus Bond Fund I		—			11,812			—
Diversified International Fund		1,071			1,012			—
Diversified Real Asset Fund		915			697			310
Equity Income Fund		718			11,721			—
Global Diversified Income Fund		2,995			224			1,373
Global Multi-Strategy Fund		518			230			545
Global Opportunities Fund		1,815			211			863
High Yield Fund I		658			2,718			235
Inflation Protection Fund		1,065			97			—
International Emerging Markets Fund		369			(699)			—
LargeCap Growth Fund I		1,084			18,044			7,937
LargeCap S&P 500 Index Fund		1,103			1,669			—
LargeCap Value Fund		2,190			11,050			1,755
LargeCap Value Fund III		1,019			707			426
MidCap Fund		302			5,083			3,210
Origin Emerging Markets Fund		—			10			—
Overseas Fund		2,271			621			2,642
Short-Term Income Fund		1,402			(6)			42
SmallCap Growth Fund I		154			8			3,657
SmallCap Value Fund II		520			354			2,100
		$27,843			$65,557			$25,095
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,000,993	$31,816
Bond & Mortgage Securities Fund (a)	15,900,221	174,902
Bond Market Index Fund (a)	5,315,799	59,112
Diversified International Fund (a)	3,710,133	45,672
Diversified Real Asset Fund (a)	3,584,514	44,197
Equity Income Fund (a)	1,250,542	33,690
Global Diversified Income Fund (a)	4,621,295	65,807
Global Multi-Strategy Fund (a)	2,767,431	30,968
Global Opportunities Fund (a)	2,533,963	30,762
Inflation Protection Fund (a)	6,573,413	56,794
International Emerging Markets Fund (a)	591,495	15,018
LargeCap Growth Fund I (a)	2,514,815	32,743
LargeCap S&P 500 Index Fund (a)	3,821,560	56,177
LargeCap Value Fund III (a)	2,087,488	33,379
MidCap Fund (a)	1,152,984	26,680
MidCap Growth Fund III (a)	851,506	9,196
MidCap Value Fund III (a)	487,081	9,615
Origin Emerging Markets Fund (a),(b)	193,955	2,054
Overseas Fund (a)	4,030,357	44,697
Short-Term Income Fund (a)	5,295,511	64,817
SmallCap Growth Fund I (a)	1,084,737	13,429
SmallCap Value Fund II (a)	1,031,432	13,656
		$895,181
TOTAL INVESTMENT COMPANIES		$895,181
Total Investments		$895,181
Liabilities in Excess of Other Assets, Net - (0.01)%		$(118)
TOTAL NET ASSETS - 100.00%		$895,063

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39.73%
Domestic Equity Funds	29.09%
Specialty Funds	15.75%
International Equity Funds	15.44%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	2,037,679	$32,176	36,686	$580	2,000,993	$31,596
Bond & Mortgage Securities Fund	18,159,158	188,477	5,130,108	56,163	7,389,045	80,988	15,900,221	163,626
Bond Market Index Fund	—	—	6,998,388	77,963	1,682,589	18,793	5,315,799	59,190
Core Plus Bond Fund I	10,557,638	114,880	—	—	10,557,638	118,806	—	—
Diversified International Fund	4,720,801	43,951	215,359	2,489	1,226,027	14,447	3,710,133	32,488
Diversified Real Asset Fund	3,506,427	39,557	1,016,235	12,267	938,148	11,527	3,584,514	40,512
Equity Income Fund	1,875,713	36,829	70,966	1,892	696,137	18,784	1,250,542	23,927
Global Diversified Income Fund	2,631,588	34,714	2,765,860	39,095	776,153	11,161	4,621,295	62,700
Global Multi-Strategy Fund	2,695,965	28,128	801,349	8,969	729,883	8,200	2,767,431	29,185
Global Opportunities Fund	2,929,883	31,914	362,335	4,249	758,255	9,810	2,533,963	27,393
High Yield Fund I	2,317,865	21,827	111,306	1,131	2,429,171	24,892	—	—
Inflation Protection Fund	5,593,860	46,049	2,491,521	21,282	1,511,968	13,004	6,573,413	54,379
International Emerging Markets Fund	855,967	16,136	40,299	945	304,771	7,272	591,495	9,811
LargeCap Growth Fund I	6,215,050	47,779	712,767	8,809	4,413,002	58,286	2,514,815	15,199
LargeCap S&P 500 Index Fund	3,878,240	27,626	963,964	14,247	1,020,644	14,961	3,821,560	32,318
LargeCap Value Fund	2,548,749	21,224	326,813	4,159	2,875,562	37,694	—	—
LargeCap Value Fund III	3,725,069	50,650	184,592	2,906	1,822,173	29,148	2,087,488	27,634
MidCap Fund	1,411,527	21,354	103,171	2,255	361,714	8,237	1,152,984	17,225
MidCap Growth Fund III	874,885	6,093	207,819	2,141	231,198	2,897	851,506	5,941
MidCap Value Fund III	575,750	9,290	58,338	1,131	147,007	3,060	487,081	7,838
Origin Emerging Markets Fund	—	—	212,899	2,057	18,944	187	193,955	1,870
Overseas Fund	4,830,369	47,118	471,534	4,973	1,271,546	14,375	4,030,357	37,899
Short-Term Income Fund	6,086,235	74,017	839,293	10,274	1,630,017	19,909	5,295,511	64,382
SmallCap Growth Fund I	1,152,250	9,304	232,800	2,729	300,313	4,114	1,084,737	8,579
SmallCap Value Fund II	1,183,190	10,114	152,298	1,941	304,056	4,241	1,031,432	8,643
		$927,031		$316,243		$535,373		$762,335

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Fund		2,990			(26)			—
Bond Market Index Fund		1,267			20			—
Core Plus Bond Fund I		—			3,926			—
Diversified International Fund		680			495			—
Diversified Real Asset Fund		544			215			184
Equity Income Fund		412			3,990			—
Global Diversified Income Fund		1,262			52			525
Global Multi-Strategy Fund		289			288			304
Global Opportunities Fund		2,107			1,040			1,002
High Yield Fund I		318			1,934			106
Inflation Protection Fund		512			52			—
International Emerging Markets Fund		276			2			—
LargeCap Growth Fund I		772			16,897			5,656
LargeCap S&P 500 Index Fund		827			5,406			—
LargeCap Value Fund		1,772			12,311			1,421
LargeCap Value Fund III		835			3,226			350
MidCap Fund		111			1,853			1,178
MidCap Growth Fund III		717			604			1,087
MidCap Value Fund III		368			477			425
Origin Emerging Markets Fund		—			—			—
Overseas Fund		1,464			183			1,700
Short-Term Income Fund		499			—			14
SmallCap Growth Fund I		91			660			2,149
SmallCap Value Fund II		289			829			1,162
		$18,402			$54,434			$17,263
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	16,761,587	$266,509
Bond & Mortgage Securities Fund (a)	106,677,901	1,173,457
Bond Market Index Fund (a)	31,581,021	351,181
Diversified International Fund (a)	30,541,885	375,971
Diversified Real Asset Fund (a)	23,951,103	295,317
Equity Income Fund (a)	9,786,984	263,661
Global Diversified Income Fund (a)	29,662,019	422,387
Global Multi-Strategy Fund (a)	18,151,300	203,113
Global Opportunities Fund (a)	26,340,876	319,778
Global Real Estate Securities Fund (a)	20,272,242	190,356
Inflation Protection Fund (a)	25,602,430	221,205
International Emerging Markets Fund (a)	5,746,139	145,895
LargeCap Growth Fund I (a)	21,891,228	285,024
LargeCap S&P 500 Index Fund (a)	33,476,704	492,108
LargeCap Value Fund III (a)	18,778,555	300,269
MidCap Fund (a)	8,101,227	187,462
MidCap Growth Fund III (a)	11,008,798	118,895
MidCap Value Fund III (a)	5,996,556	118,372
Origin Emerging Markets Fund (a),(b)	2,038,826	21,591
Overseas Fund (a)	33,978,615	376,823
Short-Term Income Fund (a)	18,782,940	229,903
SmallCap Growth Fund I (a)	9,489,238	117,477
SmallCap Value Fund II (a)	9,396,276	124,407
		$6,601,161
TOTAL INVESTMENT COMPANIES		$6,601,161
Total Investments		$6,601,161
Liabilities in Excess of Other Assets, Net - (0.01)%		$(891)
TOTAL NET ASSETS - 100.00%		$6,600,270

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	34.45%
Fixed Income Funds	29.93%
International Equity Funds	21.68%
Specialty Funds	13.95%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	16,908,444	$266,065	146,857	$2,325	16,761,587	$263,741
Bond & Mortgage Securities Fund	90,707,453	983,777	27,465,424	300,669	11,494,976	125,885	106,677,901	1,158,558
Bond Market Index Fund	—	—	34,847,732	388,043	3,266,711	36,416	31,581,021	351,724
Core Plus Bond Fund I	56,260,713	607,618	—	—	56,260,713	632,893	—	—
Diversified International Fund	32,751,125	443,284	1,035,487	12,036	3,244,727	38,082	30,541,885	416,316
Diversified Real Asset Fund	15,459,195	165,194	10,152,195	122,699	1,660,287	20,337	23,951,103	267,851
Equity Income Fund	8,288,809	158,464	2,322,630	63,437	824,455	22,071	9,786,984	203,392
Global Diversified Income Fund	10,039,151	136,803	20,893,287	295,739	1,270,419	18,171	29,662,019	414,429
Global Multi-Strategy Fund	16,508,779	172,267	3,358,011	37,807	1,715,490	19,203	18,151,300	191,260
Global Opportunities Fund	25,668,932	279,427	3,203,751	37,415	2,531,807	32,181	26,340,876	287,174
Global Real Estate Securities Fund	24,081,750	179,969	985,815	9,263	4,795,323	45,194	20,272,242	150,389
High Yield Fund I	12,582,832	121,828	454,151	4,626	13,036,983	133,598	—	—
Inflation Protection Fund	25,995,825	226,409	2,252,133	19,361	2,645,528	22,732	25,602,430	223,132
International Emerging Markets Fund	7,108,177	179,346	241,477	5,687	1,603,515	38,084	5,746,139	146,889
LargeCap Growth Fund I	45,172,084	353,584	5,197,961	63,842	28,478,817	372,078	21,891,228	160,185
LargeCap S&P 500 Index Fund	29,228,723	266,001	7,157,616	104,631	2,909,635	42,508	33,476,704	335,251
LargeCap Value Fund	21,506,209	204,438	2,816,655	35,736	24,322,864	313,491	—	—
LargeCap Value Fund III	30,849,069	416,940	1,188,397	18,740	13,258,911	211,485	18,778,555	249,409
MidCap Fund	4,815,200	71,565	3,779,311	88,217	493,284	11,204	8,101,227	150,089
MidCap Growth Fund III	10,729,167	96,320	2,750,493	28,156	2,470,862	28,347	11,008,798	96,731
MidCap Value Fund III	6,734,334	107,898	672,032	12,969	1,409,810	28,610	5,996,556	95,777
Origin Emerging Markets Fund	—	—	2,112,163	20,339	73,337	740	2,038,826	19,612
Overseas Fund	34,299,506	327,041	3,136,569	33,077	3,457,460	38,490	33,978,615	321,446
Short-Term Income Fund	19,227,454	235,166	1,573,723	19,255	2,018,237	24,653	18,782,940	229,762
SmallCap Growth Fund I	8,490,984	80,810	1,826,343	21,266	828,089	11,087	9,489,238	91,056
SmallCap Value Fund II	9,073,018	71,023	1,176,652	14,919	853,394	11,758	9,396,276	77,309
		$5,885,172		$2,023,994		$2,281,623		$5,901,482

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$1			$—
Bond & Mortgage Securities Fund		17,720			(3)			—
Bond Market Index Fund		7,528			97			—
Core Plus Bond Fund I		—			25,275			—
Diversified International Fund		5,596			(922)			—
Diversified Real Asset Fund		2,847			295			962
Equity Income Fund		2,661			3,562			—
Global Diversified Income Fund		6,337			58			2,377
Global Multi-Strategy Fund		2,100			389			2,209
Global Opportunities Fund		21,880			2,513			10,404
Global Real Estate Securities Fund		5,416			6,351			983
High Yield Fund I		1,923			7,144			683
Inflation Protection Fund		2,821			94			—
International Emerging Markets Fund		2,715			(60)			—
LargeCap Growth Fund I		6,653			114,837			48,727
LargeCap S&P 500 Index Fund		7,395			7,127			—
LargeCap Value Fund		17,732			73,317			14,209
LargeCap Value Fund III		8,202			25,214			3,430
MidCap Fund		449			1,511			4,765
MidCap Growth Fund III		10,423			602			15,804
MidCap Value Fund III		5,101			3,520			5,894
Origin Emerging Markets Fund		—			13			—
Overseas Fund		12,323			(182)			14,314
Short-Term Income Fund		1,790			(6)			54
SmallCap Growth Fund I		793			67			18,779
SmallCap Value Fund II		2,616			3,125			10,563
		$153,021			$273,939			$154,157
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	4,432,728	$70,480
Bond & Mortgage Securities Fund (a)	22,150,636	243,657
Bond Market Index Fund (a)	7,039,582	78,280
Diversified International Fund (a)	8,311,859	102,319
Diversified Real Asset Fund (a)	5,004,126	61,701
Equity Income Fund (a)	2,659,502	71,647
Global Diversified Income Fund (a)	5,794,990	82,521
Global Multi-Strategy Fund (a)	3,843,304	43,007
Global Opportunities Fund (a)	5,754,778	69,863
Global Real Estate Securities Fund (a)	5,893,954	55,344
Inflation Protection Fund (a)	5,632,647	48,666
International Emerging Markets Fund (a)	1,583,200	40,197
LargeCap Growth Fund I (a)	6,526,650	84,977
LargeCap S&P 500 Index Fund (a)	8,991,527	132,175
LargeCap Value Fund (a)	1,244,011	15,836
LargeCap Value Fund III (a)	5,221,305	83,489
MidCap Fund (a)	1,405,509	32,524
MidCap Growth Fund III (a)	3,351,248	36,194
MidCap Value Fund III (a)	1,868,117	36,877
Origin Emerging Markets Fund (a),(b)	1,499,187	15,876
Overseas Fund (a)	9,280,176	102,917
SmallCap Growth Fund I (a)	2,188,938	27,099
SmallCap Value Fund II (a)	2,142,307	28,364
		$1,564,010
TOTAL INVESTMENT COMPANIES		$1,564,010
Total Investments		$1,564,010
Liabilities in Excess of Other Assets, Net - (0.01)%		$(195)
TOTAL NET ASSETS - 100.00%		$1,563,815

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.61%
International Equity Funds	24.72%
Fixed Income Funds	23.70%
Specialty Funds	11.98%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	4,461,142	$70,949	28,414	$449	4,432,728	$70,499
Bond & Mortgage Securities Fund	22,698,631	240,046	6,463,360	70,868	7,011,355	76,721	22,150,636	234,169
Bond Market Index Fund	—	—	9,211,336	102,624	2,171,754	24,254	7,039,582	78,364
Core Plus Bond Fund I	11,558,992	126,829	—	—	11,558,992	130,031	—	—
Diversified International Fund	9,270,973	91,352	1,265,425	14,947	2,224,539	26,196	8,311,859	80,076
Diversified Real Asset Fund	3,599,222	41,415	2,281,526	27,595	876,622	10,780	5,004,126	58,230
Equity Income Fund	—	—	2,676,164	71,361	16,662	448	2,659,502	70,914
Global Diversified Income Fund	1,465,721	20,687	4,714,306	66,510	385,037	5,547	5,794,990	81,635
Global Multi-Strategy Fund	4,476,969	47,294	438,014	4,862	1,071,679	12,051	3,843,304	40,411
Global Opportunities Fund	6,905,633	77,294	1,170,393	13,849	2,321,248	29,513	5,754,778	63,074
Global Real Estate Securities Fund	8,114,617	63,825	729,919	6,882	2,950,582	27,779	5,893,954	44,621
High Yield Fund I	3,059,141	29,806	242,400	2,469	3,301,541	33,829	—	—
Inflation Protection Fund	5,562,476	48,775	1,414,563	12,173	1,344,392	11,562	5,632,647	49,344
International Emerging Markets Fund	2,087,885	45,268	211,279	4,989	715,964	17,053	1,583,200	33,206
LargeCap Growth Fund	2,970,071	19,436	450,739	4,899	3,420,810	39,203	—	—
LargeCap Growth Fund I	12,897,197	111,140	2,015,882	25,199	8,386,429	111,620	6,526,650	45,301
LargeCap S&P 500 Index Fund	8,557,057	73,540	2,472,974	36,351	2,038,504	29,905	8,991,527	84,659
LargeCap Value Fund	6,437,566	61,281	1,053,434	13,476	6,246,989	81,252	1,244,011	8,510
LargeCap Value Fund III	9,464,902	129,367	814,730	12,848	5,058,327	80,812	5,221,305	69,445
MidCap Fund	623,085	10,135	936,343	21,876	153,919	3,508	1,405,509	28,814
MidCap Growth Fund III	3,642,662	36,977	1,037,352	10,814	1,328,766	16,124	3,351,248	32,160
MidCap Value Fund III	2,338,647	38,821	332,083	6,485	802,613	16,557	1,868,117	30,120
Origin Emerging Markets Fund	—	—	1,513,811	15,310	14,624	146	1,499,187	15,164
Overseas Fund	9,751,920	100,451	1,877,236	20,064	2,348,980	26,701	9,280,176	93,927
Preferred Securities Fund	3,896,713	38,807	400,212	4,137	4,296,925	44,793	—	—
SmallCap Growth Fund I	2,161,950	19,817	548,808	6,522	521,820	7,209	2,188,938	19,655
SmallCap Value Fund II	2,291,788	21,310	396,681	5,107	546,162	7,655	2,142,307	19,539
		$1,493,673		$653,166		$871,698		$1,351,837

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(1)			$—
Bond & Mortgage Securities Fund		3,703			(24)			—
Bond Market Index Fund		1,608			(6)			—
Core Plus Bond Fund I		—			3,202			—
Diversified International Fund		1,357			(27)			—
Diversified Real Asset Fund		567			—			191
Equity Income Fund		412			1			—
Global Diversified Income Fund		1,080			(15)			297
Global Multi-Strategy Fund		487			306			512
Global Opportunities Fund		5,023			1,444			2,387
Global Real Estate Securities Fund		1,580			1,693			282
High Yield Fund I		427			1,554			142
Inflation Protection Fund		518			(42)			—
International Emerging Markets Fund		686			2			—
LargeCap Growth Fund		45			14,868			2,887
LargeCap Growth Fund I		1,620			20,582			11,865
LargeCap S&P 500 Index Fund		1,848			4,673			—
LargeCap Value Fund		4,526			15,005			3,626
LargeCap Value Fund III		2,147			8,042			897
MidCap Fund		50			311			526
MidCap Growth Fund III		3,017			493			4,575
MidCap Value Fund III		1,510			1,371			1,744
Origin Emerging Markets Fund		—			—			—
Overseas Fund		2,998			113			3,476
Preferred Securities Fund		716			1,849			564
SmallCap Growth Fund I		172			525			4,081
SmallCap Value Fund II		566			777			2,275
		$36,663			$76,696			$40,327
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,181,946	$273,193
Bond & Mortgage Securities Fund (a)	79,241,290	871,654
Bond Market Index Fund (a)	23,878,558	265,530
Diversified International Fund (a)	41,186,277	507,003
Diversified Real Asset Fund (a)	23,834,828	293,883
Equity Income Fund (a)	8,720,995	234,944
Global Diversified Income Fund (a)	19,577,339	278,781
Global Multi-Strategy Fund (a)	18,333,581	205,153
Global Opportunities Fund (a)	26,768,993	324,976
Global Real Estate Securities Fund (a)	27,724,902	260,337
Inflation Protection Fund (a)	16,535,706	142,868
International Emerging Markets Fund (a)	7,099,405	180,254
LargeCap Growth Fund I (a)	38,114,019	496,244
LargeCap S&P 500 Index Fund (a)	44,398,864	652,663
LargeCap Value Fund (a)	22,176,536	282,307
LargeCap Value Fund III (a)	17,239,659	275,662
MidCap Fund (a)	2,904,285	67,205
MidCap Growth Fund III (a)	20,852,393	225,206
MidCap Value Fund III (a)	11,135,856	219,822
Origin Emerging Markets Fund (a),(b)	7,023,772	74,382
Overseas Fund (a)	46,804,504	519,062
SmallCap Growth Fund I (a)	10,807,253	133,794
SmallCap Value Fund II (a)	10,185,630	134,858
		$6,919,781
TOTAL INVESTMENT COMPANIES		$6,919,781
Total Investments		$6,919,781
Liabilities in Excess of Other Assets, Net - (0.01)%		$(927)
TOTAL NET ASSETS - 100.00%		$6,918,854

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.29%
International Equity Funds	26.97%
Fixed Income Funds	18.50%
Specialty Funds	11.25%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	17,282,256	$275,768	100,310	$1,587	17,181,946	$274,183
Bond & Mortgage Securities Fund	72,026,557	782,059	14,836,595	162,724	7,621,862	83,540	79,241,290	861,217
Bond Market Index Fund	—	—	25,693,106	286,184	1,814,548	20,209	23,878,558	265,982
Core Plus Bond Fund I	30,575,625	331,226	—	—	30,575,625	343,935	—	—
Diversified International Fund	38,547,017	505,280	5,664,459	67,404	3,025,199	35,419	41,186,277	537,233
Diversified Real Asset Fund	12,908,360	143,178	11,995,990	145,472	1,069,522	13,084	23,834,828	275,642
Equity Income Fund	—	—	8,769,949	233,832	48,954	1,322	8,720,995	232,516
Global Diversified Income Fund	—	—	19,712,766	276,972	135,427	1,918	19,577,339	275,056
Global Multi-Strategy Fund	17,039,127	179,541	2,614,764	29,289	1,320,310	14,764	18,333,581	194,193
Global Opportunities Fund	26,269,818	289,206	3,829,666	44,977	3,330,491	41,155	26,768,993	294,184
Global Real Estate Securities Fund	36,178,638	274,300	2,035,613	19,143	10,489,349	99,564	27,724,902	207,687
High Yield Fund I	12,677,933	120,111	585,214	5,959	13,263,147	135,915	—	—
Inflation Protection Fund	17,054,219	148,967	864,387	7,392	1,382,900	11,872	16,535,706	144,503
International Emerging Markets Fund	9,078,789	221,146	484,786	11,449	2,464,170	59,402	7,099,405	173,160
LargeCap Growth Fund	17,321,705	109,525	2,361,540	25,433	19,683,245	223,437	—	—
LargeCap Growth Fund I	58,244,026	463,818	7,725,632	95,534	27,855,639	367,464	38,114,019	286,298
LargeCap S&P 500 Index Fund	33,316,274	306,036	13,651,235	198,887	2,568,645	37,492	44,398,864	472,456
LargeCap Value Fund	25,576,729	246,060	3,895,378	49,588	7,295,571	94,618	22,176,536	203,160
LargeCap Value Fund III	39,165,924	529,933	2,034,126	32,111	23,960,391	379,773	17,239,659	228,003
MidCap Fund	—	—	2,921,581	68,452	17,296	405	2,904,285	68,047
MidCap Growth Fund III	17,357,908	172,391	4,854,092	49,977	1,359,607	16,310	20,852,393	206,606
MidCap Value Fund III	10,675,829	170,573	1,256,173	24,361	796,146	16,296	11,135,856	180,181
Origin Emerging Markets Fund	—	—	7,086,771	72,707	62,999	634	7,023,772	72,071
Overseas Fund	45,370,554	430,414	4,891,142	51,778	3,457,192	38,310	46,804,504	443,720
Preferred Securities Fund	13,376,808	136,449	919,866	9,500	14,296,674	149,100	—	—
SmallCap Growth Fund I	9,320,361	87,207	2,211,148	25,913	724,256	9,592	10,807,253	103,548
SmallCap Value Fund II	9,484,574	74,889	1,421,054	18,127	719,998	9,853	10,185,630	84,808
		$5,722,309		$2,288,933		$2,206,970		$6,084,454

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$2			$—
Bond & Mortgage Securities Fund		12,780			(26)			—
Bond Market Index Fund		5,409			7			—
Core Plus Bond Fund I		—			12,709			—
Diversified International Fund		6,772			(32)			—
Diversified Real Asset Fund		2,442			76			824
Equity Income Fund		1,358			6			—
Global Diversified Income Fund		2,574			2			—
Global Multi-Strategy Fund		2,228			127			2,339
Global Opportunities Fund		22,967			1,156			10,917
Global Real Estate Securities Fund		7,819			13,808			1,514
High Yield Fund I		1,975			9,845			706
Inflation Protection Fund		1,904			16			—
International Emerging Markets Fund		3,571			(33)			—
LargeCap Growth Fund		315			88,479			20,259
LargeCap Growth Fund I		8,794			94,410			64,396
LargeCap S&P 500 Index Fund		8,646			5,025			—
LargeCap Value Fund		21,623			2,130			17,323
LargeCap Value Fund III		10,680			45,732			4,464
MidCap Fund		—			—			—
MidCap Growth Fund III		17,280			548			26,201
MidCap Value Fund III		8,289			1,543			9,575
Origin Emerging Markets Fund		—			(2)			—
Overseas Fund		16,736			(162)			19,410
Preferred Securities Fund		2,839			3,151			2,325
SmallCap Growth Fund I		892			20			21,125
SmallCap Value Fund II		2,802			1,645			11,316
		$170,695			$280,182			$212,694
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	11,158,539	$122,744
Bond Market Index Fund (a)	3,691,128	41,045
Diversified International Fund (a)	7,347,762	90,451
Diversified Real Asset Fund (a)	3,874,273	47,770
Global Multi-Strategy Fund (a)	2,836,461	31,740
Global Opportunities Fund (a)	5,201,025	63,141
Global Real Estate Securities Fund (a)	5,080,268	47,704
High Yield Fund I (a)	2,124,277	21,880
Inflation Protection Fund (a)	1,736,720	15,005
International Emerging Markets Fund (a)	1,125,143	28,567
LargeCap Growth Fund (a)	3,140,767	34,988
LargeCap Growth Fund I (a)	9,256,099	120,515
LargeCap S&P 500 Index Fund (a)	8,291,646	121,887
LargeCap Value Fund (a)	5,474,078	69,685
LargeCap Value Fund III (a)	4,822,055	77,105
MidCap Growth Fund III (a)	3,986,410	43,053
MidCap Value Fund III (a)	2,193,987	43,309
Origin Emerging Markets Fund (a),(b)	1,699,072	17,993
Overseas Fund (a)	8,242,565	91,410
SmallCap Growth Fund I (a)	1,920,536	23,776
SmallCap Value Fund II (a)	1,790,190	23,702
		$1,177,470
TOTAL INVESTMENT COMPANIES		$1,177,470
Total Investments		$1,177,470
Liabilities in Excess of Other Assets, Net - (0.01)%		$(137)
TOTAL NET ASSETS - 100.00%		$1,177,333

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.40%
International Equity Funds	28.81%
Fixed Income Funds	17.04%
Specialty Funds	6.76%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,506,513	$100,981	4,111,263	$45,099	2,459,237	$26,893	11,158,539	$119,163
Bond Market Index Fund	—	—	4,353,060	48,593	661,932	7,391	3,691,128	41,201
Core Plus Bond Fund I	4,865,537	53,572	—	—	4,865,537	54,906	—	—
Diversified International Fund	7,844,394	77,489	1,190,259	14,005	1,686,891	19,858	7,347,762	71,445
Diversified Real Asset Fund	1,854,401	21,543	2,428,997	29,357	409,125	5,031	3,874,273	45,904
Global Multi-Strategy Fund	2,818,742	29,795	623,042	6,975	605,323	6,803	2,836,461	30,065
Global Opportunities Fund	5,280,893	59,705	1,050,083	12,459	1,129,951	14,698	5,201,025	58,108
Global Real Estate Securities Fund	7,343,343	57,861	849,840	8,023	3,112,915	29,432	5,080,268	38,337
High Yield Fund I	2,291,936	22,388	329,398	3,364	497,057	5,088	2,124,277	20,702
Inflation Protection Fund	1,908,292	16,596	243,218	2,085	414,790	3,564	1,736,720	15,126
International Emerging Markets Fund	2,007,759	44,652	237,487	5,609	1,120,103	27,284	1,125,143	22,984
LargeCap Growth Fund	3,418,861	23,944	667,875	7,310	945,969	11,214	3,140,767	20,895
LargeCap Growth Fund I	11,869,809	108,685	2,180,618	27,374	4,794,328	64,309	9,256,099	76,633
LargeCap S&P 500 Index Fund	6,553,241	57,534	3,139,062	46,241	1,400,657	20,552	8,291,646	86,240
LargeCap Value Fund	5,193,621	50,085	1,392,716	17,858	1,112,259	15,690	5,474,078	53,532
LargeCap Value Fund III	7,859,958	107,310	880,547	13,892	3,918,450	62,691	4,822,055	64,386
MidCap Growth Fund III	3,295,144	34,397	1,402,583	14,899	711,317	9,025	3,986,410	40,565
MidCap Value Fund III	2,089,892	34,862	548,428	10,842	444,333	9,276	2,193,987	37,071
Origin Emerging Markets Fund	—	—	1,707,556	17,361	8,484	87	1,699,072	17,275
Overseas Fund	8,089,452	84,072	1,905,386	20,403	1,752,273	19,885	8,242,565	84,608
Preferred Securities Fund	1,992,328	19,642	258,079	2,669	2,250,407	23,489	—	—
SmallCap Growth Fund I	1,797,462	17,393	509,677	6,078	386,603	5,332	1,920,536	18,171
SmallCap Value Fund II	1,808,914	17,124	367,299	4,744	386,023	5,406	1,790,190	16,838
		$1,039,630		$365,240		$447,904		$979,249

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,687			$(24)			$—
Bond Market Index Fund		612			(1)			—
Core Plus Bond Fund I		—			1,334			—
Diversified International Fund		1,200			(191)			—
Diversified Real Asset Fund		306			35			103
Global Multi-Strategy Fund		320			98			335
Global Opportunities Fund		3,995			642			1,898
Global Real Estate Securities Fund		1,498			1,885			266
High Yield Fund I		608			38			110
Inflation Protection Fund		186			9			—
International Emerging Markets Fund		688			7			—
LargeCap Growth Fund		54			855			3,457
LargeCap Growth Fund I		1,549			4,883			11,342
LargeCap S&P 500 Index Fund		1,473			3,017			—
LargeCap Value Fund		3,797			1,279			3,041
LargeCap Value Fund III		1,855			5,875			775
MidCap Growth Fund III		2,835			294			4,298
MidCap Value Fund III		1,403			643			1,620
Origin Emerging Markets Fund		—			1			—
Overseas Fund		2,598			18			3,000
Preferred Securities Fund		424			1,178			300
SmallCap Growth Fund I		149			32			3,524
SmallCap Value Fund II		460			376			1,866
		$27,697			$22,283			$35,935
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	29,496,935	$324,465
Bond Market Index Fund (a)	9,147,978	101,726
Diversified International Fund (a)	31,853,420	392,116
Diversified Real Asset Fund (a)	12,113,221	149,356
Global Multi-Strategy Fund (a)	9,895,608	110,732
Global Opportunities Fund (a)	20,160,046	244,743
Global Real Estate Securities Fund (a)	24,093,427	226,237
High Yield Fund I (a)	8,175,808	84,211
Inflation Protection Fund (a)	4,189,053	36,193
International Emerging Markets Fund (a)	5,302,483	134,630
LargeCap Growth Fund (a)	13,629,674	151,835
LargeCap Growth Fund I (a)	34,532,666	449,615
LargeCap S&P 500 Index Fund (a)	34,859,130	512,429
LargeCap Value Fund (a)	22,699,314	288,962
LargeCap Value Fund III (a)	19,657,687	314,326
MidCap Growth Fund III (a)	16,338,160	176,452
MidCap Value Fund III (a)	8,276,018	163,369
Origin Emerging Markets Fund (a),(b)	5,627,214	59,592
Overseas Fund (a)	34,896,908	387,007
SmallCap Growth Fund I (a)	7,866,461	97,387
SmallCap Value Fund II (a)	7,378,366	97,690
		$4,503,073
TOTAL INVESTMENT COMPANIES		$4,503,073
Total Investments		$4,503,073
Liabilities in Excess of Other Assets, Net - (0.01)%		$(622)
TOTAL NET ASSETS - 100.00%		$4,502,451

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.02%
International Equity Funds	32.07%
Fixed Income Funds	12.14%
Specialty Funds	5.78%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,604,730	$245,381	9,046,789	$99,151	2,154,584	$23,607	29,496,935	$320,916
Bond Market Index Fund	—	—	9,726,766	108,286	578,788	6,442	9,147,978	101,847
Core Plus Bond Fund I	11,830,686	128,414	—	—	11,830,686	133,218	—	—
Diversified International Fund	30,593,219	376,075	3,591,103	43,271	2,330,902	27,256	31,853,420	392,017
Diversified Real Asset Fund	5,962,170	65,632	6,655,215	80,310	504,164	6,159	12,113,221	139,789
Global Multi-Strategy Fund	9,091,162	95,318	1,508,195	16,880	703,749	7,862	9,895,608	104,395
Global Opportunities Fund	19,807,034	220,608	3,013,073	35,410	2,660,061	32,688	20,160,046	223,892
Global Real Estate Securities Fund	24,739,965	188,770	1,685,713	15,872	2,332,251	21,934	24,093,427	183,141
High Yield Fund I	7,796,152	75,132	2,017,071	20,603	1,637,415	16,834	8,175,808	78,933
Inflation Protection Fund	—	—	4,219,653	35,912	30,600	264	4,189,053	35,648
International Emerging Markets Fund	7,397,067	174,553	423,539	10,001	2,518,123	61,963	5,302,483	122,657
LargeCap Growth Fund	14,272,201	94,788	2,134,715	23,077	2,777,242	32,028	13,629,674	87,856
LargeCap Growth Fund I	44,292,560	369,756	6,249,482	77,467	16,009,376	209,649	34,532,666	264,170
LargeCap S&P 500 Index Fund	23,960,154	213,162	12,716,069	188,232	1,817,093	26,501	34,859,130	377,602
LargeCap Value Fund	19,959,207	195,291	4,248,073	54,227	1,507,966	20,465	22,699,314	229,409
LargeCap Value Fund III	30,354,664	411,645	1,815,523	28,657	12,512,500	199,973	19,657,687	262,137
MidCap Growth Fund III	12,191,738	124,047	5,114,713	53,785	968,291	11,470	16,338,160	166,595
MidCap Value Fund III	7,050,893	115,468	1,769,415	34,929	544,290	11,082	8,276,018	139,608
Origin Emerging Markets Fund	—	—	5,683,555	58,526	56,341	568	5,627,214	57,960
Overseas Fund	31,519,541	310,259	5,854,960	63,155	2,477,593	27,265	34,896,908	346,074
Preferred Securities Fund	6,743,014	67,465	506,646	5,234	7,249,660	75,695	—	—
SmallCap Growth Fund I	6,720,991	64,678	1,662,742	19,534	517,272	6,792	7,866,461	77,424
SmallCap Value Fund II	6,806,620	55,816	1,077,375	13,768	505,629	6,887	7,378,366	62,756
		$3,592,258		$1,086,287		$966,602		$3,774,826

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$4,566			$(9)			$—
Bond Market Index Fund		1,608			3			—
Core Plus Bond Fund I		—			4,804			—
Diversified International Fund		5,411			(73)			—
Diversified Real Asset Fund		1,136			6			383
Global Multi-Strategy Fund		1,197			59			1,256
Global Opportunities Fund		17,421			562			8,281
Global Real Estate Securities Fund		5,768			433			1,042
High Yield Fund I		2,239			32			437
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		2,927			66			—
LargeCap Growth Fund		261			2,019			16,795
LargeCap Growth Fund I		6,728			26,596			49,276
LargeCap S&P 500 Index Fund		6,255			2,709			—
LargeCap Value Fund		16,976			356			13,602
LargeCap Value Fund III		8,326			21,808			3,481
MidCap Growth Fund III		12,214			233			18,520
MidCap Value Fund III		5,511			293			6,367
Origin Emerging Markets Fund		—			2			—
Overseas Fund		11,715			(75)			13,579
Preferred Securities Fund		1,530			2,996			1,179
SmallCap Growth Fund I		647			4			15,330
SmallCap Value Fund II		2,023			59			8,172
		$114,459			$62,883			$157,700
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	3,285,117	$36,136
Bond Market Index Fund (a)	1,127,578	12,539
Diversified International Fund (a)	5,137,163	63,239
Diversified Real Asset Fund (a)	2,005,342	24,726
Global Multi-Strategy Fund (a)	1,329,054	14,872
Global Opportunities Fund (a)	3,642,620	44,221
Global Real Estate Securities Fund (a)	4,138,911	38,864
High Yield Fund I (a)	1,278,757	13,171
International Emerging Markets Fund (a)	741,611	18,830
LargeCap Growth Fund (a)	2,201,926	24,529
LargeCap Growth Fund I (a)	6,327,166	82,380
LargeCap S&P 500 Index Fund (a)	5,414,452	79,592
LargeCap Value Fund (a)	3,765,880	47,940
LargeCap Value Fund III (a)	3,363,147	53,777
MidCap Growth Fund III (a)	2,751,675	29,718
MidCap Value Fund III (a)	1,511,190	29,831
Origin Emerging Markets Fund (a),(b)	1,329,570	14,080
Overseas Fund (a)	5,746,093	63,724
SmallCap Growth Fund I (a)	1,238,513	15,333
SmallCap Value Fund II (a)	1,226,890	16,244
		$723,746
TOTAL INVESTMENT COMPANIES		$723,746
Total Investments		$723,746
Liabilities in Excess of Other Assets, Net - (0.01)%		$(85)
TOTAL NET ASSETS - 100.00%		$723,661

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.41%
International Equity Funds	33.58%
Fixed Income Funds	8.54%
Specialty Funds	5.48%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,442,611	$26,064	1,385,425	$15,237	542,919	$5,937	3,285,117	$35,359
Bond Market Index Fund	—	—	1,287,638	14,394	160,060	1,787	1,127,578	12,607
Core Plus Bond Fund I	1,435,005	15,877	—	—	1,435,005	16,193	—	—
Diversified International Fund	5,206,594	52,815	870,674	10,256	940,105	11,043	5,137,163	51,984
Diversified Real Asset Fund	836,456	9,765	1,325,395	16,003	156,509	1,922	2,005,342	23,837
Global Multi-Strategy Fund	1,365,790	14,419	209,475	2,330	246,211	2,763	1,329,054	14,033
Global Opportunities Fund	3,467,876	39,464	799,306	9,500	624,562	8,073	3,642,620	41,054
Global Real Estate Securities Fund	4,286,163	33,961	609,818	5,770	757,070	7,058	4,138,911	32,877
High Yield Fund I	1,293,214	12,929	221,104	2,261	235,561	2,411	1,278,757	12,780
International Emerging Markets Fund	1,146,624	26,106	174,525	4,136	579,538	14,033	741,611	16,221
LargeCap Growth Fund	2,417,882	18,829	512,921	5,621	728,877	8,552	2,201,926	16,290
LargeCap Growth Fund I	7,207,103	68,896	1,535,592	19,341	2,415,529	32,429	6,327,166	57,471
LargeCap S&P 500 Index Fund	4,228,751	40,300	1,932,411	28,570	746,710	10,944	5,414,452	58,583
LargeCap Value Fund	3,422,665	35,189	951,350	12,189	608,135	8,534	3,765,880	39,187
LargeCap Value Fund III	5,247,481	72,115	668,221	10,546	2,552,555	40,743	3,363,147	45,060
MidCap Growth Fund III	2,000,673	21,604	1,115,795	11,945	364,793	4,571	2,751,675	29,054
MidCap Value Fund III	1,266,827	21,396	469,401	9,315	225,038	4,680	1,511,190	26,218
Origin Emerging Markets Fund	—	—	1,333,217	13,621	3,647	37	1,329,570	13,584
Overseas Fund	5,489,206	58,162	1,254,778	13,410	997,891	11,259	5,746,093	60,314
Preferred Securities Fund	1,406,490	14,125	197,382	2,042	1,603,872	16,766	—	—
SmallCap Growth Fund I	1,087,627	11,147	348,304	4,172	197,418	2,696	1,238,513	12,643
SmallCap Value Fund II	1,167,398	11,860	267,103	3,458	207,611	2,892	1,226,890	12,475
		$605,023		$214,117		$215,323		$611,631

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$467			$(5)			$—
Bond Market Index Fund		187			—			—
Core Plus Bond Fund I		—			316			—
Diversified International Fund		837			(44)			—
Diversified Real Asset Fund		145			(9)			49
Global Multi-Strategy Fund		163			47			171
Global Opportunities Fund		2,759			163			1,311
Global Real Estate Securities Fund		920			204			163
High Yield Fund I		357			1			66
International Emerging Markets Fund		414			12			—
LargeCap Growth Fund		40			392			2,565
LargeCap Growth Fund I		990			1,663			7,245
LargeCap S&P 500 Index Fund		997			657			—
LargeCap Value Fund		2,627			343			2,105
LargeCap Value Fund III		1,300			3,142			543
MidCap Growth Fund III		1,810			76			2,745
MidCap Value Fund III		894			187			1,032
Origin Emerging Markets Fund		—			—			—
Overseas Fund		1,851			1			2,140
Preferred Securities Fund		311			599			222
SmallCap Growth Fund I		95			20			2,242
SmallCap Value Fund II		313			49			1,266
		$17,477			$7,814			$23,865
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	7,330,140	$80,631
Bond Market Index Fund (a)	2,170,449	24,135
Diversified International Fund (a)	16,874,729	207,728
Diversified Real Asset Fund (a)	5,273,902	65,027
Global Multi-Strategy Fund (a)	3,987,527	44,621
Global Opportunities Fund (a)	11,940,556	144,958
Global Real Estate Securities Fund (a)	12,197,734	114,537
High Yield Fund I (a)	4,433,894	45,669
International Emerging Markets Fund (a)	3,190,270	81,001
LargeCap Growth Fund (a)	7,361,744	82,010
LargeCap Growth Fund I (a)	19,962,090	259,906
LargeCap S&P 500 Index Fund (a)	17,142,102	251,989
LargeCap Value Fund (a)	12,239,528	155,809
LargeCap Value Fund III (a)	11,676,316	186,704
MidCap Growth Fund III (a)	8,595,402	92,830
MidCap Value Fund III (a)	4,844,614	95,633
Origin Emerging Markets Fund (a),(b)	3,127,327	33,118
Overseas Fund (a)	18,855,147	209,104
SmallCap Growth Fund I (a)	4,002,395	49,550
SmallCap Value Fund II (a)	3,803,597	50,360
		$2,275,320
TOTAL INVESTMENT COMPANIES		$2,275,320
Total Investments		$2,275,320
Liabilities in Excess of Other Assets, Net - (0.01)%		$(300)
TOTAL NET ASSETS - 100.00%		$2,275,020

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.84%
International Equity Funds	34.74%
Fixed Income Funds	6.61%
Specialty Funds	4.82%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,337,877	$36,100	4,349,161	$47,783	356,898	$3,912	7,330,140	$79,970
Bond Market Index Fund	—	—	2,252,465	25,168	82,016	913	2,170,449	24,255
Core Plus Bond Fund I	2,437,095	26,503	—	—	2,437,095	27,432	—	—
Diversified International Fund	16,279,729	194,661	1,717,587	20,181	1,122,587	13,108	16,874,729	201,713
Diversified Real Asset Fund	2,310,117	25,744	3,154,531	38,074	190,746	2,325	5,273,902	61,493
Global Multi-Strategy Fund	3,465,410	36,139	766,925	8,554	244,808	2,732	3,987,527	41,975
Global Opportunities Fund	10,772,907	121,465	1,917,341	22,632	749,692	9,311	11,940,556	134,812
Global Real Estate Securities Fund	13,476,113	103,994	1,139,767	10,759	2,418,146	22,961	12,197,734	92,779
High Yield Fund I	4,016,356	41,019	1,176,837	12,113	759,299	7,805	4,433,894	45,352
International Emerging Markets Fund	3,840,680	92,297	308,132	7,295	958,542	23,223	3,190,270	76,346
LargeCap Growth Fund	7,543,771	52,852	1,279,360	13,895	1,461,387	16,587	7,361,744	50,574
LargeCap Growth Fund I	23,044,504	203,165	3,715,154	46,299	6,797,568	89,574	19,962,090	164,233
LargeCap S&P 500 Index Fund	12,276,133	112,661	5,701,049	84,565	835,080	12,171	17,142,102	185,661
LargeCap Value Fund	10,259,599	102,609	2,677,008	34,236	697,079	9,361	12,239,528	127,578
LargeCap Value Fund III	16,103,317	218,804	1,234,854	19,516	5,661,855	90,731	11,676,316	156,311
MidCap Growth Fund III	6,172,227	63,385	2,870,863	30,479	447,688	5,205	8,595,402	88,670
MidCap Value Fund III	3,550,422	58,275	1,545,177	30,817	250,985	5,078	4,844,614	84,061
Origin Emerging Markets Fund	—	—	3,158,677	32,557	31,350	318	3,127,327	32,241
Overseas Fund	17,129,903	172,781	2,937,857	31,216	1,212,613	13,235	18,855,147	190,753
Preferred Securities Fund	4,312,486	44,284	390,573	4,037	4,703,059	49,075	—	—
SmallCap Growth Fund I	3,325,299	33,530	913,138	10,793	236,042	3,057	4,002,395	41,265
SmallCap Value Fund II	3,411,928	29,174	623,798	8,010	232,129	3,138	3,803,597	34,045
		$1,769,442		$538,979		$411,252		$1,914,087

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$896			$(1)			$—
Bond Market Index Fund		176			—			—
Core Plus Bond Fund I		—			929			—
Diversified International Fund		2,930			(21)			—
Diversified Real Asset Fund		449			—			151
Global Multi-Strategy Fund		464			14			486
Global Opportunities Fund		9,624			26			4,573
Global Real Estate Securities Fund		3,200			987			576
High Yield Fund I		1,156			25			228
International Emerging Markets Fund		1,548			(23)			—
LargeCap Growth Fund		140			414			9,005
LargeCap Growth Fund I		3,552			4,343			26,010
LargeCap S&P 500 Index Fund		3,254			606			—
LargeCap Value Fund		8,855			94			7,094
LargeCap Value Fund III		4,483			8,722			1,874
MidCap Growth Fund III		6,274			11			9,513
MidCap Value Fund III		2,818			47			3,255
Origin Emerging Markets Fund		—			2			—
Overseas Fund		6,474			(9)			7,492
Preferred Securities Fund		938			754			765
SmallCap Growth Fund I		325			(1)			7,699
SmallCap Value Fund II		1,030			(1)			4,158
		$58,586			$16,918			$82,879
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	324,049	$3,566
Bond Market Index Fund (a)	92,416	1,028
Diversified International Fund (a)	1,486,160	18,295
Diversified Real Asset Fund (a)	385,587	4,754
Global Multi-Strategy Fund (a)	301,757	3,377
Global Opportunities Fund (a)	1,065,510	12,935
Global Real Estate Securities Fund (a)	1,131,540	10,625
High Yield Fund I (a)	352,465	3,630
International Emerging Markets Fund (a)	217,335	5,518
LargeCap Growth Fund (a)	627,958	6,995
LargeCap Growth Fund I (a)	1,768,463	23,025
LargeCap S&P 500 Index Fund (a)	1,609,738	23,663
LargeCap Value Fund (a)	1,092,389	13,906
LargeCap Value Fund III (a)	1,056,065	16,887
MidCap Growth Fund III (a)	761,707	8,226
MidCap Value Fund III (a)	429,099	8,470
Origin Emerging Markets Fund (a),(b)	388,568	4,115
Overseas Fund (a)	1,621,336	17,981
SmallCap Growth Fund I (a)	356,445	4,413
SmallCap Value Fund II (a)	336,250	4,452
		$195,861
TOTAL INVESTMENT COMPANIES		$195,861
Total Investments		$195,861
Liabilities in Excess of Other Assets, Net - (0.01)%		$(21)
TOTAL NET ASSETS - 100.00%		$195,840

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.18%
International Equity Funds	35.48%
Fixed Income Funds	4.20%
Specialty Funds	4.15%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	204,163	$2,164	148,633	$1,629	28,747	$313	324,049	$3,480
Bond Market Index Fund	—	—	100,223	1,119	7,807	87	92,416	1,032
Core Plus Bond Fund I	162,744	1,809	—	—	162,744	1,835	—	—
Diversified International Fund	1,253,301	13,422	358,573	4,253	125,714	1,473	1,486,160	16,200
Diversified Real Asset Fund	187,609	2,226	216,986	2,623	19,008	232	385,587	4,617
Global Multi-Strategy Fund	261,618	2,773	66,763	744	26,624	299	301,757	3,220
Global Opportunities Fund	868,322	10,039	283,923	3,395	86,735	1,113	1,065,510	12,320
Global Real Estate Securities Fund	1,007,881	8,148	221,517	2,100	97,858	912	1,131,540	9,341
High Yield Fund I	305,090	3,147	77,980	798	30,605	313	352,465	3,632
International Emerging Markets Fund	301,296	7,167	68,022	1,618	151,983	3,727	217,335	5,056
LargeCap Growth Fund	596,624	5,248	175,502	1,937	144,168	1,676	627,958	5,521
LargeCap Growth Fund I	1,805,108	18,977	524,764	6,659	561,409	7,366	1,768,463	18,303
LargeCap S&P 500 Index Fund	1,003,813	10,405	702,821	10,271	96,896	1,418	1,609,738	19,285
LargeCap Value Fund	794,330	8,773	375,394	4,823	77,335	1,078	1,092,389	12,534
LargeCap Value Fund III	1,266,180	17,519	251,949	3,981	462,064	7,445	1,056,065	14,338
MidCap Growth Fund III	448,057	5,077	359,972	3,890	46,322	572	761,707	8,396
MidCap Value Fund III	294,640	5,106	163,448	3,254	28,989	599	429,099	7,766
Origin Emerging Markets Fund	—	—	389,182	4,001	614	6	388,568	3,995
Overseas Fund	1,356,961	14,769	400,695	4,288	136,320	1,528	1,621,336	17,528
Preferred Securities Fund	317,354	3,223	64,776	671	382,130	3,990	—	—
SmallCap Growth Fund I	269,818	3,109	113,595	1,374	26,968	365	356,445	4,118
SmallCap Value Fund II	275,315	3,041	87,827	1,145	26,892	373	336,250	3,813
		$146,142		$64,573		$36,720		$174,495

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$49			$—			$—
Bond Market Index Fund		19			—			—
Core Plus Bond Fund I		—			26			—
Diversified International Fund		224			(2)			—
Diversified Real Asset Fund		36			—			12
Global Multi-Strategy Fund		35			2			36
Global Opportunities Fund		765			(1)			363
Global Real Estate Securities Fund		243			5			42
High Yield Fund I		94			—			17
International Emerging Markets Fund		121			(2)			—
LargeCap Growth Fund		11			12			699
LargeCap Growth Fund I		274			33			2,004
LargeCap S&P 500 Index Fund		262			27			—
LargeCap Value Fund		674			16			540
LargeCap Value Fund III		347			283			145
MidCap Growth Fund III		450			1			682
MidCap Value Fund III		230			5			266
Origin Emerging Markets Fund		—			—			—
Overseas Fund		508			(1)			585
Preferred Securities Fund		69			96			56
SmallCap Growth Fund I		26			—			615
SmallCap Value Fund II		83			—			330
		$4,520			$500			$6,392
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	138,133	$1,520
Bond Market Index Fund (a)	37,561	418
Diversified International Fund (a)	628,122	7,732
Diversified Real Asset Fund (a)	156,230	1,926
Global Multi-Strategy Fund (a)	139,458	1,561
Global Opportunities Fund (a)	441,180	5,356
Global Real Estate Securities Fund (a)	418,933	3,934
High Yield Fund I (a)	150,512	1,550
International Emerging Markets Fund (a)	89,371	2,269
LargeCap Growth Fund (a)	266,186	2,965
LargeCap Growth Fund I (a)	687,932	8,957
LargeCap S&P 500 Index Fund (a)	668,808	9,832
LargeCap Value Fund (a)	420,603	5,354
LargeCap Value Fund III (a)	424,441	6,787
MidCap Growth Fund III (a)	315,629	3,409
MidCap Value Fund III (a)	170,674	3,369
Origin Emerging Markets Fund (a),(b)	184,532	1,954
Overseas Fund (a)	691,553	7,669
SmallCap Growth Fund I (a)	140,319	1,737
SmallCap Value Fund II (a)	130,830	1,732
		$80,031
TOTAL INVESTMENT COMPANIES		$80,031
Total Investments		$80,031
Liabilities in Excess of Other Assets, Net - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$80,024

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.16%
International Equity Funds	36.13%
Specialty Funds	4.36%
Fixed Income Funds	4.36%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	84,101	$919	63,434	$697	9,402	$102	138,133	$1,514
Bond Market Index Fund	—	—	39,681	443	2,120	24	37,561	419
Core Plus Bond Fund I	23,582	261	—	—	23,582	267	—	—
Diversified International Fund	370,889	4,451	298,035	3,522	40,802	478	628,122	7,495
Diversified Real Asset Fund	55,598	703	107,318	1,301	6,686	82	156,230	1,922
Global Multi-Strategy Fund	85,425	937	63,134	704	9,101	101	139,458	1,540
Global Opportunities Fund	248,945	3,162	220,027	2,653	27,792	342	441,180	5,473
Global Real Estate Securities Fund	297,988	2,594	202,918	1,927	81,973	779	418,933	3,741
High Yield Fund I	89,908	955	70,444	722	9,840	101	150,512	1,576
International Emerging Markets Fund	95,392	2,342	64,509	1,539	70,530	1,733	89,371	2,153
LargeCap Growth Fund	153,355	1,713	129,249	1,445	16,418	187	266,186	2,971
LargeCap Growth Fund I	496,248	6,377	397,870	5,115	206,186	2,675	687,932	8,815
LargeCap S&P 500 Index Fund	278,981	3,748	420,004	6,138	30,177	441	668,808	9,445
LargeCap Value Fund	211,500	2,815	232,839	3,002	23,736	315	420,603	5,502
LargeCap Value Fund III	351,821	5,252	230,941	3,652	158,321	2,547	424,441	6,381
MidCap Growth Fund III	133,976	1,645	197,979	2,159	16,326	187	315,629	3,617
MidCap Value Fund III	82,942	1,641	96,981	1,933	9,249	187	170,674	3,387
Origin Emerging Markets Fund	—	—	186,051	1,907	1,519	16	184,532	1,891
Overseas Fund	376,172	4,455	359,165	3,870	43,784	476	691,553	7,847
Preferred Securities Fund	92,672	956	55,175	572	147,847	1,544	—	—
SmallCap Growth Fund I	72,981	1,009	75,895	938	8,557	110	140,319	1,837
SmallCap Value Fund II	73,391	1,008	65,614	866	8,175	110	130,830	1,764
		$46,943		$45,105		$12,804		$79,290

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$18			$—			$—
Bond Market Index Fund		6			—			—
Core Plus Bond Fund I		—			6			—
Diversified International Fund		77			—			—
Diversified Real Asset Fund		12			—			4
Global Multi-Strategy Fund		13			—			14
Global Opportunities Fund		251			—			119
Global Real Estate Securities Fund		87			(1)			14
High Yield Fund I		34			—			6
International Emerging Markets Fund		44			5			—
LargeCap Growth Fund		3			—			205
LargeCap Growth Fund I		86			(2)			628
LargeCap S&P 500 Index Fund		83			—			—
LargeCap Value Fund		205			—			164
LargeCap Value Fund III		110			24			46
MidCap Growth Fund III		153			—			232
MidCap Value Fund III		74			—			85
Origin Emerging Markets Fund		—			—			—
Overseas Fund		163			(2)			187
Preferred Securities Fund		24			16			19
SmallCap Growth Fund I		8			—			190
SmallCap Value Fund II		25			—			101
		$1,476			$46			$2,014
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime Hybrid 2015 Fund April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	282	$3
Diversified International Fund (a)	88	1
Diversified Real Asset Fund (a)	45	1
Global Diversified Income Fund (a)	56	1
Inflation Protection Fund (a)	83	1
International Emerging Markets Fund (a)	6	—
LargeCap S&P 500 Index Fund (a)	163	2
MidCap S&P 400 Index Fund (a)	26	1
Origin Emerging Markets Fund (a),(b)	13	—
Short-Term Income Fund (a)	65	1
SmallCap S&P 600 Index Fund (a)	11	—
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		44.06%
Domestic Equity Funds		30.23%
International Equity Funds		12.88%
Specialty Funds		12.83%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	297	$3	497	$6	512	$6	282	$3
Diversified International Fund	95	1	160	2	167	2	88	1
Diversified Real Asset Fund	33	—	69	1	57	—	45	1
Global Diversified Income Fund	—	—	56	1	—	—	56	1
High Yield Fund I	53	1	90	1	143	2	—	—
Inflation Protection Fund	52	—	116	1	85	—	83	1
International Emerging Markets Fund	8	—	13	—	15	—	6	—
LargeCap S&P 500 Index Fund	173	3	282	4	292	5	163	2
MidCap S&P 400 Index Fund	25	1	43	1	42	1	26	1
Origin Emerging Markets Fund	—	—	13	—	—	—	13	—
Short-Term Income Fund	61	1	104	1	100	1	65	1
SmallCap S&P 600 Index Fund	14	—	24	1	27	1	11	—
		$10		$19		$18		$11

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$—			$—	$		—
Diversified International Fund		—			—			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		—			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		—			—			—
LargeCap S&P 500 Index Fund		—			—			—
MidCap S&P 400 Index Fund		—			—			—
Origin Emerging Markets Fund		—			—			—
Short-Term Income Fund		—			—			—
SmallCap S&P 600 Index Fund		—			—			—
		$—			$—	$		—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime Hybrid 2020 Fund April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	255	$3
Diversified International Fund (a)	107	1
Diversified Real Asset Fund (a)	39	1
Global Diversified Income Fund (a)	49	1
Global Real Estate Securities Fund (a)	28	—
Inflation Protection Fund (a)	49	—
International Emerging Markets Fund (a)	7	—
LargeCap S&P 500 Index Fund (a)	198	3
MidCap S&P 400 Index Fund (a)	32	1
Origin Emerging Markets Fund (a),(b)	15	—
Short-Term Income Fund (a)	35	1
SmallCap S&P 600 Index Fund (a)	13	—
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		36.32%
Fixed Income Funds		34.66%
International Equity Funds		17.95%
Specialty Funds		11.07%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	237	$3	404	$5	386		$5	255	$3
Diversified International Fund	113	1	191	2	197		2	107	1
Diversified Real Asset Fund	29	—	60	1	50		1	39	—
Global Diversified Income Fund	—	—	49	1	—		—	49	1
Global Real Estate Securities Fund	29	—	46	—	47		—	28	—
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	40	—	75	1	66		—	49	1
International Emerging Markets Fund	12	—	20	—	25		—	7	—
LargeCap S&P 500 Index Fund	205	3	335	5	342		5	198	3
MidCap S&P 400 Index Fund	30	1	52	1	50		1	32	1
Origin Emerging Markets Fund	—	—	15	—	—		—	15	—
Short-Term Income Fund	33	—	56	1	54		—	35	1
SmallCap S&P 600 Index Fund	16	1	28	1	31		2	13	—
		$10		$19			$18		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	235	$3
Diversified International Fund (a)	124	2
Diversified Real Asset Fund (a)	38	1
Global Diversified Income Fund (a)	42	1
Global Real Estate Securities Fund (a)	34	—
Inflation Protection Fund (a)	39	—
International Emerging Markets Fund (a)	8	—
LargeCap S&P 500 Index Fund (a)	228	3
MidCap S&P 400 Index Fund (a)	37	1
Origin Emerging Markets Fund (a),(b)	18	—
SmallCap S&P 600 Index Fund (a)	15	—
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.73%
Fixed Income Funds	27.54%
International Equity Funds	20.74%
Specialty Funds	9.99%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	207	$2	367	$4	339		$3	235	$3
Diversified International Fund	127	2	214	3	217		4	124	1
Diversified Real Asset Fund	22	—	54	1	38		1	38	—
Global Diversified Income Fund	—	—	42	1	—		—	42	1
Global Real Estate Securities Fund	45	—	71	1	82		1	34	—
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	35	—	61	1	57		—	39	1
International Emerging Markets Fund	14	—	24	1	30		1	8	—
LargeCap S&P 500 Index Fund	232	3	380	5	384		5	228	3
MidCap S&P 400 Index Fund	34	1	58	1	55		1	37	1
Origin Emerging Markets Fund	—	—	18	—	—		—	18	—
SmallCap S&P 600 Index Fund	19	1	32	1	36		1	15	1
		$10		$20			$19		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	194	$2
Diversified International Fund (a)	137	2
Diversified Real Asset Fund (a)	37	1
Global Diversified Income Fund (a)	30	1
Global Real Estate Securities Fund (a)	39	—
Inflation Protection Fund (a)	29	—
International Emerging Markets Fund (a)	8	—
LargeCap S&P 500 Index Fund (a)	253	4
MidCap S&P 400 Index Fund (a)	41	1
Origin Emerging Markets Fund (a),(b)	20	—
SmallCap S&P 600 Index Fund (a)	17	—
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.15%
International Equity Funds	23.13%
Fixed Income Funds	22.44%
Specialty Funds	8.28%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	158	$2	295	$3	259		$3	194	$2
Diversified International Fund	138	2	236	3	237		3	137	2
Diversified Real Asset Fund	20	—	52	1	35		—	37	1
Global Diversified Income Fund	—	—	35	1	5		—	30	1
Global Real Estate Securities Fund	53	—	85	1	99		1	39	—
High Yield Fund I	48	—	82	1	130		1	—	—
Inflation Protection Fund	29	—	48	—	48		—	29	—
International Emerging Markets Fund	16	—	26	1	34		1	8	—
LargeCap S&P 500 Index Fund	255	4	418	6	420		6	253	4
MidCap S&P 400 Index Fund	36	1	64	1	59		1	41	1
Origin Emerging Markets Fund	—	—	20	—	—		—	20	—
SmallCap S&P 600 Index Fund	20	1	35	1	38		2	17	—
		$10		$19			$18		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	163	$2
Diversified International Fund (a)	150	2
Diversified Real Asset Fund (a)	35	1
Global Real Estate Securities Fund (a)	45	—
High Yield Fund I (a)	21	—
Inflation Protection Fund (a)	19	—
International Emerging Markets Fund (a)	9	—
LargeCap S&P 500 Index Fund (a)	276	4
MidCap S&P 400 Index Fund (a)	45	1
Origin Emerging Markets Fund (a),(b)	22	—
SmallCap S&P 600 Index Fund (a)	18	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.17%
International Equity Funds	25.37%
Fixed Income Funds	20.42%
Specialty Funds	4.04%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases		Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost		Shares	Proceeds		Shares	Cost
Bond Market Index Fund	119	$1	239		$3	195		$2	163	$2
Diversified International Fund	152	2	258		3	260		3	150	2
Diversified Real Asset Fund	17	—	47		1	29		—	35	1
Global Real Estate Securities Fund	59	1	94		1	108		1	45	1
High Yield Fund I	46	—	78		1	103		1	21	—
Inflation Protection Fund	17	—	30		—	28		—	19	—
International Emerging Markets Fund	17	—	28		1	36		1	9	—
LargeCap S&P 500 Index Fund	274	4	448		6	446		6	276	4
MidCap S&P 400 Index Fund	39	1	69		1	63		1	45	1
Origin Emerging Markets Fund	—	—	22		—	—		—	22	—
SmallCap S&P 600 Index Fund	22	1	38		1	42		2	18	—
		$10			$18			$17		$11

				Realized Gain/Loss					Realized Gain from
		Income		on Investments				Capital Gain Distributions
Bond Market Index Fund		$—				$—	$			—
Diversified International Fund		—				—				—
Diversified Real Asset Fund		—				—				—
Global Real Estate Securities Fund		—				—				—
High Yield Fund I		—				—				—
Inflation Protection Fund		—				—				—
International Emerging Markets Fund		—				—				—
LargeCap S&P 500 Index Fund		—				—				—
MidCap S&P 400 Index Fund		—				—				—
Origin Emerging Markets Fund		—				—				—
SmallCap S&P 600 Index Fund		—				—				—
		$—				$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	121	$1
Diversified International Fund (a)	161	2
Diversified Real Asset Fund (a)	31	1
Global Real Estate Securities Fund (a)	51	1
High Yield Fund I (a)	21	—
Inflation Protection Fund (a)	13	—
International Emerging Markets Fund (a)	10	—
LargeCap S&P 500 Index Fund (a)	296	4
MidCap S&P 400 Index Fund (a)	48	1
Origin Emerging Markets Fund (a),(b)	23	—
SmallCap S&P 600 Index Fund (a)	20	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.65%
International Equity Funds	27.32%
Fixed Income Funds	15.49%
Specialty Funds	3.54%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	93	$1	180	$2	152		$2	121	$1
Diversified International Fund	166	2	280	3	285		3	161	2
Diversified Real Asset Fund	15	—	41	1	25		—	31	1
Global Real Estate Securities Fund	61	1	96	1	106		1	51	1
High Yield Fund I	38	—	65	1	82		1	21	—
Inflation Protection Fund	—	—	13	—	—		—	13	—
International Emerging Markets Fund	18	—	30	1	38		1	10	—
LargeCap S&P 500 Index Fund	292	4	477	7	473		7	296	4
MidCap S&P 400 Index Fund	42	1	74	1	68		1	48	1
Origin Emerging Markets Fund	—	—	23	—	—		—	23	—
SmallCap S&P 600 Index Fund	23	1	40	1	43		1	20	1
		$10		$18			$17		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	90	$1
Diversified International Fund (a)	168	2
Diversified Real Asset Fund (a)	31	—
Global Real Estate Securities Fund (a)	57	1
High Yield Fund I (a)	21	—
International Emerging Markets Fund (a)	10	—
LargeCap S&P 500 Index Fund (a)	310	5
MidCap S&P 400 Index Fund (a)	50	1
Origin Emerging Markets Fund (a),(b)	24	—
SmallCap S&P 600 Index Fund (a)	20	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.22%
International Equity Funds	28.95%
Fixed Income Funds	11.31%
Specialty Funds	3.52%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	68	$1	141	$2	119		$2	90	$1
Diversified International Fund	177	2	319	4	328		4	168	2
Diversified Real Asset Fund	13	—	42	1	24		—	31	1
Global Real Estate Securities Fund	62	1	104	1	109		1	57	1
High Yield Fund I	29	—	52	1	60		1	21	—
International Emerging Markets Fund	19	—	34	1	43		1	10	—
LargeCap S&P 500 Index Fund	303	4	528	8	521		8	310	4
MidCap S&P 400 Index Fund	44	1	83	2	77		2	50	1
Origin Emerging Markets Fund	—	—	24	—	—		—	24	—
SmallCap S&P 600 Index Fund	24	1	44	1	48		1	20	1
		$10		$21			$20		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	64	$1
Diversified International Fund (a)	176	2
Diversified Real Asset Fund (a)	27	—
Global Real Estate Securities Fund (a)	57	1
High Yield Fund I (a)	21	—
International Emerging Markets Fund (a)	11	—
LargeCap S&P 500 Index Fund (a)	323	5
MidCap S&P 400 Index Fund (a)	52	1
Origin Emerging Markets Fund (a),(b)	25	—
SmallCap S&P 600 Index Fund (a)	21	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.49%
International Equity Funds	29.88%
Fixed Income Funds	8.60%
Specialty Funds	3.03%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	46	$1	93	$1	75		$1	64	$1
Diversified International Fund	185	2	312	4	321		4	176	2
Diversified Real Asset Fund	13	—	36	—	22		—	27	—
Global Real Estate Securities Fund	63	1	100	1	106		1	57	1
High Yield Fund I	24	—	41	—	44		—	21	—
International Emerging Markets Fund	20	—	33	1	42		1	11	—
LargeCap S&P 500 Index Fund	313	4	511	7	501		6	323	5
MidCap S&P 400 Index Fund	45	1	81	2	74		2	52	1
Origin Emerging Markets Fund	—	—	25	—	—		—	25	—
SmallCap S&P 600 Index Fund	25	1	43	1	47		1	21	1
		$10		$17			$16		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	44	$1
Diversified International Fund (a)	177	2
Diversified Real Asset Fund (a)	22	—
Global Real Estate Securities Fund (a)	57	1
High Yield Fund I (a)	21	—
International Emerging Markets Fund (a)	11	—
LargeCap S&P 500 Index Fund (a)	333	5
MidCap S&P 400 Index Fund (a)	56	1
Origin Emerging Markets Fund (a),(b)	26	—
SmallCap S&P 600 Index Fund (a)	22	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.71%
International Equity Funds	30.20%
Fixed Income Funds	6.56%
Specialty Funds	2.53%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	38	$—	68	$1	62		$1	44	$—
Diversified International Fund	188	2	316	4	327		4	177	2
Diversified Real Asset Fund	12	—	31	—	21		—	22	—
Global Real Estate Securities Fund	64	1	101	1	108		1	57	1
High Yield Fund I	22	—	37	—	38		—	21	—
International Emerging Markets Fund	20	—	34	1	43		—	11	1
LargeCap S&P 500 Index Fund	316	5	518	7	501		7	333	5
MidCap S&P 400 Index Fund	46	1	85	2	75		2	56	1
Origin Emerging Markets Fund	—	—	26	—	—		—	26	—
SmallCap S&P 600 Index Fund	25	1	43	1	46		1	22	1
		$10		$17			$16		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	44	$1
Diversified International Fund (a)	177	2
Diversified Real Asset Fund (a)	22	—
Global Real Estate Securities Fund (a)	57	1
High Yield Fund I (a)	21	—
International Emerging Markets Fund (a)	11	—
LargeCap S&P 500 Index Fund (a)	333	5
MidCap S&P 400 Index Fund (a)	56	1
Origin Emerging Markets Fund (a),(b)	26	—
SmallCap S&P 600 Index Fund (a)	22	1
		$11
TOTAL INVESTMENT COMPANIES		$11
Total Investments		$11
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$11

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.71%
International Equity Funds	30.20%
Fixed Income Funds	6.56%
Specialty Funds	2.53%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	38	$—	68	$1	62		$1	44	$—
Diversified International Fund	188	2	316	4	327		4	177	2
Diversified Real Asset Fund	12	—	31	—	21		—	22	—
Global Real Estate Securities Fund	64	1	101	1	108		1	57	1
High Yield Fund I	22	—	37	—	38		—	21	—
International Emerging Markets Fund	20	—	34	1	43		—	11	1
LargeCap S&P 500 Index Fund	316	5	518	7	501		7	333	5
MidCap S&P 400 Index Fund	46	1	85	2	75		2	56	1
Origin Emerging Markets Fund	—	—	26	—	—		—	26	—
SmallCap S&P 600 Index Fund	25	1	43	1	46		1	22	1
		$10		$17			$16		$11

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	361	$4
Diversified International Fund (a)	40	1
Diversified Real Asset Fund (a)	25	—
Global Diversified Income Fund (a)	70	1
Inflation Protection Fund (a)	145	1
International Emerging Markets Fund (a)	2	—
LargeCap S&P 500 Index Fund (a)	74	1
MidCap S&P 400 Index Fund (a)	12	—
Origin Emerging Markets Fund (a),(b)	6	—
Short-Term Income Fund (a)	146	2
SmallCap S&P 600 Index Fund (a)	5	—
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.61%
Domestic Equity Funds	13.90%
Specialty Funds	12.56%
International Equity Funds	5.93%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	411	$5	688	$8	738		$9	361	$4
Diversified International Fund	41	—	69	1	70		—	40	1
Diversified Real Asset Fund	39	—	67	1	81		1	25	—
Global Diversified Income Fund	—	—	70	1	—		—	70	1
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	81	1	197	2	133		2	145	1
International Emerging Markets Fund	3	—	5	—	6		—	2	—
LargeCap S&P 500 Index Fund	77	1	126	2	129		2	74	1
MidCap S&P 400 Index Fund	11	—	20	—	19		—	12	—
Origin Emerging Markets Fund	—	—	6	—	—		—	6	—
Short-Term Income Fund	139	2	234	3	227		3	146	2
SmallCap S&P 600 Index Fund	6	—	11	—	12		—	5	—
		$10		$19			$19		$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime Strategic Income Fund April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	756,624	$12,030
Bond & Mortgage Securities Fund (a)	18,426,520	202,692
Bond Market Index Fund (a)	6,458,180	71,815
Diversified International Fund (a)	1,379,588	16,983
Diversified Real Asset Fund (a)	2,029,678	25,026
Equity Income Fund (a)	1,098,752	29,600
Global Diversified Income Fund (a)	5,331,450	75,920
Global Multi-Strategy Fund (a)	2,810,181	31,446
Global Opportunities Fund (a)	603,951	7,332
Inflation Protection Fund (a)	10,600,191	91,586
International Emerging Markets Fund (a)	189,375	4,808
LargeCap Growth Fund I (a)	1,048,823	13,656
LargeCap S&P 500 Index Fund (a)	1,236,918	18,183
MidCap Fund (a)	772,032	17,865
Origin Emerging Markets Fund (a),(b)	99,794	1,057
Overseas Fund (a)	1,591,118	17,645
Short-Term Income Fund (a)	10,632,731	130,144
SmallCap Growth Fund I (a)	455,850	5,643
SmallCap Value Fund II (a)	446,229	5,908
		$779,339
TOTAL INVESTMENT COMPANIES		$779,339
Total Investments		$779,339
Liabilities in Excess of Other Assets, Net - (0.01)%		$(112)
TOTAL NET ASSETS - 100.00%		$779,227

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.68%
Specialty Funds		16.99%
Domestic Equity Funds		13.19%
International Equity Funds		6.15%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	767,232	$12,106	10,608	$169	756,624	$11,937
Bond & Mortgage Securities Fund	17,850,327	194,204	4,567,802	50,014	3,991,609	43,818	18,426,520	200,391
Bond Market Index Fund	—	—	7,079,413	78,899	621,233	6,916	6,458,180	71,986
Core Plus Bond Fund I	9,737,553	103,421	—	—	9,737,553	109,611	—	—
Diversified International Fund	1,438,189	17,695	90,374	1,047	148,975	1,736	1,379,588	17,034
Diversified Real Asset Fund	2,950,247	31,008	202,442	2,463	1,123,011	13,741	2,029,678	21,064
Equity Income Fund	1,947,921	36,952	91,093	2,428	940,262	25,613	1,098,752	20,749
Global Diversified Income Fund	3,369,813	35,863	2,342,321	32,920	380,684	5,409	5,331,450	63,414
Global Multi-Strategy Fund	1,984,381	20,357	1,047,466	11,697	221,666	2,471	2,810,181	29,613
Global Opportunities Fund	573,874	6,204	94,810	1,119	64,733	794	603,951	6,560
High Yield Fund I	2,744,771	27,191	169,298	1,722	2,914,069	29,854	—	—
Inflation Protection Fund	6,088,608	52,822	5,213,115	44,547	701,532	6,028	10,600,191	91,397
International Emerging Markets Fund	198,226	4,756	14,614	344	23,465	558	189,375	4,542
LargeCap Growth Fund I	1,877,365	14,800	275,749	3,423	1,104,291	14,347	1,048,823	7,777
LargeCap S&P 500 Index Fund	1,281,816	12,455	77,835	1,129	122,733	1,785	1,236,918	11,949
MidCap Fund	940,277	13,859	84,699	1,851	252,944	5,853	772,032	11,309
Origin Emerging Markets Fund	—	—	105,018	1,033	5,224	52	99,794	981
Overseas Fund	1,560,063	14,503	194,198	2,058	163,143	1,766	1,591,118	14,825
Short-Term Income Fund	10,891,347	131,273	857,398	10,479	1,116,014	13,638	10,632,731	128,112
SmallCap Growth Fund I	394,270	3,388	96,513	1,134	34,933	449	455,850	4,075
SmallCap Value Fund II	416,409	3,362	63,919	816	34,099	458	446,229	3,727
		$724,113		$261,229		$285,066		$721,442

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Fund		3,314			(9)			—
Bond Market Index Fund		1,555			3			—
Core Plus Bond Fund I		—			6,190			—
Diversified International Fund		256			28			—
Diversified Real Asset Fund		566			1,334			192
Equity Income Fund		448			6,982			—
Global Diversified Income Fund		1,839			40			834
Global Multi-Strategy Fund		263			30			277
Global Opportunities Fund		511			31			243
High Yield Fund I		432			941			156
Inflation Protection Fund		687			56			—
International Emerging Markets Fund		79			—			—
LargeCap Growth Fund I		289			3,901			2,114
LargeCap S&P 500 Index Fund		338			150			—
MidCap Fund		91			1,452			971
Origin Emerging Markets Fund		—			—			—
Overseas Fund		583			30			680
Short-Term Income Fund		1,051			(2)			32
SmallCap Growth Fund I		38			2			909
SmallCap Value Fund II		124			7			506
		$12,464			$21,166			$6,914
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Real Estate Securities Fund April 30, 2015 (unaudited)

COMMON STOCKS - 99.45%	Shares Held	Value(000	's)

Healthcare - Services - 1.13%
Brookdale Senior Living Inc (a)	733,975		$26,592

REITS - 98.32%
Alexandria Real Estate Equities Inc	43,540		4,022
American Realty Capital Properties Inc	2,173,560		19,627
American Tower Corp	381,595		36,072
Apartment Investment & Management Co	1,971,763		74,395
AvalonBay Communities Inc	539,062		88,589
Boston Properties Inc	776,199		102,699
Camden Property Trust	720,067		54,063
CBL & Associates Properties Inc	257,094		4,630
CubeSmart	1,917,227		44,230
DDR Corp	2,412,068		41,126
Duke Realty Corp	1,906,496		37,768
Education Realty Trust Inc	651,980		21,920
EPR Properties	724,539		41,784
Equity One Inc	1,634,539		40,259
Equity Residential	1,046,340		77,283
Essex Property Trust Inc	551,603		122,428
Extra Space Storage Inc	834,266		55,003
Federal Realty Investment Trust	333,868		44,628
First Industrial Realty Trust Inc	2,571,966		50,745
General Growth Properties Inc	3,393,437		92,980
GEO Group Inc/The	150,138		5,855
Health Care REIT Inc	1,463,568		105,406
Host Hotels & Resorts Inc	3,605,066		72,606
Kilroy Realty Corp	808,648		57,406
Macerich Co/The	98,330		8,040
Paramount Group Inc	1,317,582		24,138
Pebblebrook Hotel Trust	1,446,164		62,098
Prologis Inc	2,387,317		95,970
Public Storage	483,263		90,810
Saul Centers Inc	376,533		18,947
Simon Property Group Inc	1,493,609		271,075
SL Green Realty Corp	863,299		105,633
STORE Capital Corp	625,768		13,141
Strategic Hotels & Resorts Inc (a)	2,904,806		33,986
Sun Communities Inc	526,153		32,653
Sunstone Hotel Investors Inc	2,742,533		42,729
Urban Edge Properties	368,131		8,331
Ventas Inc	1,661,404		114,471
Vornado Realty Trust	798,072		82,593
WP GLIMCHER Inc	655,207		9,828
			$2,309,967
TOTAL COMMON STOCKS			$2,336,559
INVESTMENT COMPANIES - 0.56%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.56%
BlackRock Liquidity Funds FedFund Portfolio	13,066,132		13,066

TOTAL INVESTMENT COMPANIES			$13,066
Total Investments			$2,349,625
Liabilities in Excess of Other Assets, Net - (0.01)%			$(163)
TOTAL NET ASSETS - 100.00%			$2,349,462

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98.32%
Consumer, Non-cyclical			1.13%
Exchange Traded Funds			0.56%
Liabilities in Excess of Other Assets, Net			(0.01)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.04%
Blue Chip Fund (a)	14,479,031	$230,217
Diversified International Fund (a)	23,561,770	290,045
Equity Income Fund (a)	21,484,849	578,802
Global Diversified Income Fund (a)	7,083,567	100,870
Global Multi-Strategy Fund (a)	33,926,711	379,640
Global Real Estate Securities Fund (a)	11,792,434	110,731
Government & High Quality Bond Fund (a)	33,716,203	374,250
High Yield Fund (a)	17,148,326	128,784
Income Fund (a)	73,497,341	719,539
Inflation Protection Fund (a)	6,931,228	59,886
International Emerging Markets Fund (a)	2,256,028	57,280
LargeCap Growth Fund (a)	40,649,058	452,830
LargeCap Value Fund (a)	34,369,591	437,525
MidCap Fund (a)	13,411,432	310,340
MidCap Value Fund I (a)	6,546,777	98,529
Preferred Securities Fund (a)	1,960,423	20,369
Principal Capital Appreciation Fund (a)	4,547,456	272,074
Short-Term Income Fund (a)	18,218,942	223,000
SmallCap Growth Fund I (a)	346,424	4,289
SmallCap Value Fund II (a)	2,659,723	35,215
Small-MidCap Dividend Income Fund (a)	10,860,860	152,269
		$5,036,484
TOTAL INVESTMENT COMPANIES		$5,036,484
Total Investments		$5,036,484
Liabilities in Excess of Other Assets, Net - (0.04)%		$(1,939)
TOTAL NET ASSETS - 100.00%		$5,034,545

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.09%
Fixed Income Funds	30.31%
Specialty Funds	9.54%
International Equity Funds	9.10%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,330,072	$107,294	6,394,330	$99,988	245,371	$3,869	14,479,031	$203,410
Bond & Mortgage Securities Fund	5,091,556	55,856	26,976	296	5,118,532	55,947	—	—
Diversified International Fund	36,041,816	344,487	723,234	8,404	13,203,280	149,803	23,561,770	210,729
Equity Income Fund	23,640,900	361,003	352,067	9,477	2,508,118	66,186	21,484,849	323,329
Global Diversified Income Fund	4,920,716	65,850	2,278,798	32,167	115,947	1,639	7,083,567	96,299
Global Multi-Strategy Fund	20,232,264	212,386	13,747,029	151,961	52,582	590	33,926,711	363,753
Global Real Estate Securities Fund	5,413,459	43,642	6,378,976	60,586	—	—	11,792,435	104,228
Government & High Quality Bond	38,109,998	403,637	974,220	10,800	5,368,015	59,414	33,716,203	355,682
Fund
High Yield Fund	11,465,281	81,284	5,910,913	43,756	227,868	1,730	17,148,326	123,265
Income Fund	68,042,574	629,808	6,140,801	59,878	686,034	6,718	73,497,341	682,871
Inflation Protection Fund	—	—	6,954,270	59,855	23,042	200	6,931,228	59,656
International Emerging Markets Fund	4,155,230	92,150	65,699	1,525	1,964,901	45,978	2,256,028	44,793
LargeCap Growth Fund	32,451,586	212,413	9,030,966	101,899	833,494	9,399	40,649,058	304,359
LargeCap Growth Fund II	10,045,403	59,410	—	—	10,045,403	110,426	—	—
LargeCap Value Fund	37,824,306	446,386	4,928,357	62,453	8,383,072	106,954	34,369,591	398,985
MidCap Fund	5,950,853	51,854	7,720,342	171,872	259,763	5,985	13,411,432	217,867
MidCap Value Fund I	—	—	6,546,777	96,766	—	—	6,546,777	96,766
Preferred Securities Fund	5,629,925	40,804	129,437	1,340	3,798,939	39,600	1,960,423	12,295
Principal Capital Appreciation Fund	5,541,885	175,631	227,186	13,126	1,221,615	74,098	4,547,456	140,463
Short-Term Income Fund	13,665,438	163,324	4,732,084	57,818	178,580	2,185	18,218,942	218,943
SmallCap Growth Fund I	7,470,283	75,659	60,786	703	7,184,645	98,858	346,424	3,508
SmallCap Value Fund II	9,203,656	102,349	291,505	3,675	6,835,438	94,369	2,659,723	26,694
Small-MidCap Dividend Income Fund	7,403,427	74,584	3,612,390	49,803	154,957	2,184	10,860,860	122,196
		$3,799,811		$1,098,148		$936,132		$4,110,091

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$5,346			$(3)			$1,342
Bond & Mortgage Securities Fund		191			(205)			—
Diversified International Fund		6,069			7,641			—
Equity Income Fund		6,454			19,035			—
Global Diversified Income Fund		3,062			(79)			1,729
Global Multi-Strategy Fund		3,275			(4)			3,417
Global Real Estate Securities Fund		2,023			—			309
Government & High Quality Bond Fund		5,142			659			—
High Yield Fund		4,096			(45)			814
Income Fund		11,803			(97)			—
Inflation Protection Fund		790			1			—
International Emerging Markets Fund		1,525			(2,904)			—
LargeCap Growth Fund		702			(554)			45,168
LargeCap Growth Fund II		—			51,016			—
LargeCap Value Fund		32,002			(2,900)			25,663
MidCap Fund		1,286			126			13,650
MidCap Value Fund I		427			—			692
Preferred Securities Fund		720			9,751			338
Principal Capital Appreciation Fund		3,309			25,804			9,817
Short-Term Income Fund		1,704			(14)			54
SmallCap Growth Fund I		29			26,004			675
SmallCap Value Fund II		729			15,039			2,945
Small-MidCap Dividend Income Fund		2,371			(7)			3,031
		$93,055			$148,264			$109,644
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.03%
Blue Chip Fund (a)	2,938,063	$46,715
Bond & Mortgage Securities Fund (a)	3,043,956	33,484
Diversified International Fund (a)	5,231,592	64,401
Equity Income Fund (a)	4,310,518	116,125
Global Diversified Income Fund (a)	3,984,258	56,736
Global Multi-Strategy Fund (a)	8,009,226	89,623
Global Real Estate Securities Fund (a)	2,977,694	27,961
Government & High Quality Bond Fund (a)	19,059,944	211,565
High Yield Fund (a)	11,111,735	83,449
Income Fund (a)	37,432,517	366,464
Inflation Protection Fund (a)	3,887,141	33,585
International Emerging Markets Fund (a)	485,921	12,338
LargeCap Growth Fund (a)	10,110,448	112,630
LargeCap Value Fund (a)	8,472,059	107,849
MidCap Fund (a)	2,759,836	63,863
MidCap Value Fund I (a)	2,067,836	31,121
Preferred Securities Fund (a)	819,350	8,513
Principal Capital Appreciation Fund (a)	1,147,763	68,671
Short-Term Income Fund (a)	10,417,051	127,505
SmallCap Growth Fund I (a)	138,848	1,719
SmallCap Value Fund II (a)	516,553	6,839
Small-MidCap Dividend Income Fund (a)	2,425,400	34,004
		$1,705,160
TOTAL INVESTMENT COMPANIES		$1,705,160
Total Investments		$1,705,160
Liabilities in Excess of Other Assets, Net - (0.03)%		$(482)
TOTAL NET ASSETS - 100.00%		$1,704,678

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.71%
Domestic Equity Funds	34.59%
Specialty Funds	8.59%
International Equity Funds	6.14%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,890,265	$24,085	1,085,910	$16,955	38,112	$599	2,938,063	$40,442
Bond & Mortgage Securities Fund	3,508,758	38,490	64,844	713	529,646	5,794	3,043,956	33,380
Diversified International Fund	8,015,503	75,544	192,163	2,240	2,976,074	33,783	5,231,592	45,715
Equity Income Fund	5,354,789	86,560	108,419	2,916	1,152,690	30,333	4,310,518	65,764
Global Diversified Income Fund	2,749,110	37,173	1,271,322	18,086	36,174	512	3,984,258	54,719
Global Multi-Strategy Fund	5,919,934	62,816	2,157,613	23,848	68,321	763	8,009,226	85,897
Global Real Estate Securities Fund	1,747,663	14,094	1,230,031	11,637	—	—	2,977,694	25,731
Government & High Quality Bond	21,142,894	227,777	719,433	7,977	2,802,383	31,032	19,059,944	204,710
Fund
High Yield Fund	6,581,494	48,282	4,816,044	35,604	285,803	2,132	11,111,735	81,657
Income Fund	38,223,422	360,765	1,421,812	13,919	2,212,717	21,524	37,432,517	352,688
Inflation Protection Fund	—	—	3,922,636	33,761	35,495	306	3,887,141	33,454
International Emerging Markets Fund	900,752	18,710	14,011	325	428,842	9,996	485,921	8,606
LargeCap Growth Fund	7,478,656	54,341	2,781,837	31,604	150,045	1,679	10,110,448	84,155
LargeCap Growth Fund II	2,234,944	14,804	—	—	2,234,944	24,595	—	—
LargeCap Value Fund	8,788,787	101,836	1,179,094	14,959	1,495,822	19,181	8,472,059	97,136
MidCap Fund	1,342,112	14,880	1,437,676	31,921	19,952	458	2,759,836	46,339
MidCap Value Fund I	—	—	2,067,836	31,107	—	—	2,067,836	31,107
Preferred Securities Fund	3,118,200	26,263	61,375	636	2,360,225	24,599	819,350	5,304
Principal Capital Appreciation Fund	1,257,119	40,956	64,815	3,757	174,171	10,543	1,147,763	37,698
Short-Term Income Fund	7,796,198	93,106	2,683,257	32,800	62,404	764	10,417,051	125,137
SmallCap Growth Fund I	1,631,306	17,047	24,363	282	1,516,821	20,935	138,848	1,408
SmallCap Value Fund II	1,985,144	22,016	56,614	714	1,525,205	21,129	516,553	5,141
Small-MidCap Dividend Income Fund	1,719,512	17,499	749,273	10,317	43,385	610	2,425,400	27,202
		$1,397,044		$326,078		$261,267		$1,493,390

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,072			$1			$269
Bond & Mortgage Securities Fund		523			(29)			—
Diversified International Fund		1,335			1,714			—
Equity Income Fund		1,289			6,621			—
Global Diversified Income Fund		1,698			(28)			955
Global Multi-Strategy Fund		885			(4)			917
Global Real Estate Securities Fund		569			—			89
Government & High Quality Bond Fund		2,878			(12)			—
High Yield Fund		2,607			(97)			525
Income Fund		6,147			(472)			—
Inflation Protection Fund		443			(1)			—
International Emerging Markets Fund		325			(433)			—
LargeCap Growth Fund		173			(111)			11,132
LargeCap Growth Fund II		—			9,791			—
LargeCap Value Fund		7,488			(478)			6,004
MidCap Fund		250			(4)			2,652
MidCap Value Fund I		353			—			580
Preferred Securities Fund		339			3,004			141
Principal Capital Appreciation Fund		825			3,528			2,448
Short-Term Income Fund		967			(5)			30
SmallCap Growth Fund I		11			5,014			271
SmallCap Value Fund II		142			3,540			572
Small-MidCap Dividend Income Fund		531			(4)			679
		$30,850			$31,535			$27,264
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	12,192,102	$193,854
Diversified International Fund (a)	19,273,851	237,261
Diversified Real Asset Fund (a)	9,439,924	116,394
Equity Income Fund (a)	17,321,866	466,651
Global Multi-Strategy Fund (a)	29,348,251	328,407
Global Real Estate Securities Fund (a)	10,274,451	96,477
Government & High Quality Bond Fund (a)	7,386,598	81,991
High Yield Fund (a)	2,725,293	20,467
Income Fund (a)	15,106,235	147,890
International Emerging Markets Fund (a)	1,902,815	48,313
LargeCap Growth Fund (a)	35,995,862	400,994
LargeCap Value Fund (a)	29,637,776	377,289
MidCap Fund (a)	12,565,101	290,757
MidCap Value Fund I (a)	5,560,601	83,687
Preferred Securities Fund (a)	327,733	3,405
Principal Capital Appreciation Fund (a)	3,922,540	234,686
Short-Term Income Fund (a)	4,032,419	49,357
SmallCap Growth Fund I (a)	522,274	6,466
SmallCap Value Fund II (a)	1,269,956	16,814
Small-MidCap Dividend Income Fund (a)	9,609,142	134,720
		$3,335,880
TOTAL INVESTMENT COMPANIES		$3,335,880
Total Investments		$3,335,880
Liabilities in Excess of Other Assets, Net - (0.07)%		$(2,223)
TOTAL NET ASSETS - 100.00%		$3,333,657

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	66.18%
Specialty Funds	13.34%
International Equity Funds	11.46%
Fixed Income Funds	9.09%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,149,147	$91,484	5,263,677	$82,426	220,722	$3,445	12,192,102	$170,426
Diversified International Fund	31,225,189	306,933	526,552	6,089	12,477,890	141,558	19,273,851	176,970
Diversified Real Asset Fund	3,693,377	41,033	5,865,013	71,897	118,466	1,439	9,439,924	111,448
Equity Income Fund	21,119,412	326,475	255,333	6,871	4,052,879	107,356	17,321,866	260,267
Global Multi-Strategy Fund	15,123,053	158,219	14,321,736	158,194	96,538	1,079	29,348,251	315,328
Global Real Estate Securities Fund	3,828,640	29,913	6,445,811	60,797	—	—	10,274,451	90,710
Government & High Quality Bond	7,926,599	82,764	154,992	1,718	694,993	7,695	7,386,598	77,069
Fund
High Yield Fund	2,490,537	16,579	234,756	1,735	—	—	2,725,293	18,314
Income Fund	16,436,805	149,594	372,182	3,645	1,702,752	16,620	15,106,235	136,607
International Emerging Markets Fund	3,636,303	86,327	57,946	1,345	1,791,434	41,967	1,902,815	42,603
LargeCap Growth Fund	28,991,788	202,795	7,611,272	85,981	607,198	6,794	35,995,862	281,387
LargeCap Growth Fund II	7,982,034	49,517	—	—	7,982,034	87,817	—	—
LargeCap Value Fund	32,588,127	383,260	4,102,965	51,927	7,053,316	89,641	29,637,776	342,828
MidCap Fund	4,889,848	41,536	7,839,534	174,606	164,281	3,796	12,565,101	212,425
MidCap Value Fund I	—	—	5,560,601	84,282	—	—	5,560,601	84,282
Preferred Securities Fund	1,556,237	11,345	27,488	285	1,255,992	13,101	327,733	1,965
Principal Capital Appreciation Fund	4,889,573	153,129	201,620	11,660	1,168,653	71,412	3,922,540	120,668
Short-Term Income Fund	3,052,997	36,349	979,422	11,960	—	—	4,032,419	48,309
SmallCap Growth Fund I	6,167,699	61,971	91,642	1,060	5,737,067	79,129	522,274	5,289
SmallCap Value Fund II	7,988,977	88,769	139,187	1,755	6,858,208	94,930	1,269,956	12,713
Small-MidCap Dividend Income Fund	6,372,977	64,082	3,389,847	46,754	153,682	2,158	9,609,142	108,663
		$2,382,074		$864,987		$769,937		$2,618,271

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$4,494			$(39)			$1,128
Diversified International Fund		5,243			5,506			—
Diversified Real Asset Fund		1,834			(43)			620
Equity Income Fund		5,212			34,277			—
Global Multi-Strategy Fund		2,495			(6)			2,619
Global Real Estate Securities Fund		1,833			—			288
Government & High Quality Bond Fund		1,123			282			—
High Yield Fund		671			—			123
Income Fund		2,537			(12)			—
International Emerging Markets Fund		1,345			(3,102)			—
LargeCap Growth Fund		621			(595)			39,948
LargeCap Growth Fund II		—			38,300			—
LargeCap Value Fund		27,759			(2,718)			22,257
MidCap Fund		1,193			79			12,677
MidCap Value Fund I		1,353			—			2,233
Preferred Securities Fund		151			3,436			57
Principal Capital Appreciation Fund		2,848			27,291			8,449
Short-Term Income Fund		378			—			12
SmallCap Growth Fund I		43			21,387			1,017
SmallCap Value Fund II		348			17,119			1,406
Small-MidCap Dividend Income Fund		2,098			(15)			2,682
		$63,579			$141,147			$95,516
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,389,457	$22,092
Bond & Mortgage Securities Fund (a)	4,575,213	50,327
Diversified International Fund (a)	1,295,033	15,942
Equity Income Fund (a)	8,292,890	223,410
Global Diversified Income Fund (a)	10,221,296	145,551
Global Real Estate Securities Fund (a)	2,191,874	20,582
Government & High Quality Bond Fund (a)	21,086,362	234,059
High Yield Fund (a)	24,016,229	180,362
Income Fund (a)	68,455,125	670,176
Inflation Protection Fund (a)	10,867,155	93,892
International Emerging Markets Fund (a)	528,228	13,412
LargeCap Growth Fund (a)	8,108,851	90,333
LargeCap Value Fund (a)	8,803,570	112,069
Preferred Securities Fund (a)	3,257,525	33,846
Short-Term Income Fund (a)	17,184,392	210,337
SmallCap Growth Fund I (a)	173,761	2,151
Small-MidCap Dividend Income Fund (a)	7,135,420	100,038
		$2,218,579
TOTAL INVESTMENT COMPANIES		$2,218,579
Total Investments		$2,218,579
Liabilities in Excess of Other Assets, Net - (0.01)%		$(112)
TOTAL NET ASSETS - 100.00%		$2,218,467

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66.40%
Domestic Equity Funds	24.80%
Specialty Funds	6.56%
International Equity Funds	2.25%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,350,809	$17,347	55,230	$825	16,582	$261	1,389,457	$17,947
Bond & Mortgage Securities Fund	7,035,669	76,956	333,594	3,663	2,794,050	30,541	4,575,213	49,873
Diversified International Fund	4,358,106	39,535	89,073	1,035	3,152,146	35,659	1,295,033	10,041
Equity Income Fund	6,391,396	107,829	1,933,573	52,046	32,079	852	8,292,890	159,005
Global Diversified Income Fund	6,735,478	91,613	3,525,735	50,092	39,917	562	10,221,296	141,105
Global Real Estate Securities Fund	2,305,591	17,680	67,221	628	180,938	1,719	2,191,874	16,645
Government & High Quality Bond	26,445,155	286,309	1,568,154	17,392	6,926,947	76,663	21,086,362	226,051
Fund
High Yield Fund	13,450,642	99,129	10,871,670	79,869	306,083	2,264	24,016,229	176,556
Income Fund	62,497,941	591,233	6,490,047	63,447	532,863	5,201	68,455,125	649,357
Inflation Protection Fund	—	—	10,899,714	93,785	32,559	281	10,867,155	93,502
International Emerging Markets Fund	797,008	17,639	20,308	480	289,088	6,748	528,228	10,955
LargeCap Growth Fund	7,040,783	56,547	1,186,200	12,858	118,132	1,363	8,108,851	68,062
LargeCap Value Fund	8,279,764	99,077	1,523,978	19,401	1,000,172	12,865	8,803,570	104,823
Preferred Securities Fund	7,577,507	63,839	343,210	3,559	4,663,192	48,621	3,257,525	22,468
Principal Capital Appreciation Fund	644,235	21,615	—	—	644,235	39,128	—	—
Short-Term Income Fund	14,156,370	169,128	3,187,767	38,977	159,745	1,951	17,184,392	206,139
SmallCap Growth Fund I	1,509,044	16,848	37,598	435	1,372,881	18,804	173,761	1,772
Small-MidCap Dividend Income Fund	6,464,859	71,248	705,901	9,768	35,340	492	7,135,420	80,505
		$1,843,572		$448,260		$283,975		$2,034,806

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$500			$36			$125
Bond & Mortgage Securities Fund		839			(205)			—
Diversified International Fund		683			5,130			—
Equity Income Fund		2,429			(18)			—
Global Diversified Income Fund		4,254			(38)			2,353
Global Real Estate Securities Fund		531			56			97
Government & High Quality Bond Fund		3,219			(987)			—
High Yield Fund		5,148			(178)			867
Income Fund		10,809			(122)			—
Inflation Protection Fund		1,109			(2)			—
International Emerging Markets Fund		304			(416)			—
LargeCap Growth Fund		132			20			8,506
LargeCap Value Fund		7,128			(790)			5,712
Preferred Securities Fund		1,088			3,691			536
Principal Capital Appreciation Fund		—			17,513			—
Short-Term Income Fund		1,590			(15)			49
SmallCap Growth Fund I		14			3,293			322
Small-MidCap Dividend Income Fund		1,517			(19)			1,921
		$41,294			$26,949			$20,488
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Diversified International Fund (a)	9,028,643	$111,142
Equity Income Fund (a)	12,111,167	326,275
Global Multi-Strategy Fund (a)	14,349,038	160,566
Global Real Estate Securities Fund (a)	9,147,710	85,897
International Emerging Markets Fund (a)	2,066,788	52,476
LargeCap Growth Fund (a)	31,232,403	347,929
LargeCap Value Fund (a)	22,094,113	281,258
MidCap Value Fund I (a)	8,057,351	121,263
Principal Capital Appreciation Fund (a)	6,535,018	390,990
SmallCap Growth Fund I (a)	3,105,499	38,446
SmallCap Value Fund II (a)	3,176,446	42,056
Small-MidCap Dividend Income Fund (a)	5,820,739	81,607
		$2,039,905
TOTAL INVESTMENT COMPANIES		$2,039,905
Total Investments		$2,039,905
Liabilities in Excess of Other Assets, Net - (0.07)%		$(1,503)
TOTAL NET ASSETS - 100.00%		$2,038,402

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79.96%
International Equity Funds	12.23%
Specialty Funds	7.88%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2015 (unaudited)

	October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	April 30, 2015	April 30, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,541,109	$70,608	—	$—	5,541,109	$87,162	—	$—
Diversified International Fund	15,786,727	147,133	236,972	2,730	6,995,056	79,362	9,028,643	79,888
Equity Income Fund	14,709,390	236,475	148,914	4,008	2,747,137	72,525	12,111,167	184,261
Global Multi-Strategy Fund	—	—	14,349,038	158,300	—	—	14,349,038	158,300
Global Real Estate Securities Fund	3,758,359	28,263	5,389,351	51,046	—	—	9,147,710	79,309
International Emerging Markets Fund	3,741,082	87,609	61,995	1,443	1,736,289	40,741	2,066,788	44,679
LargeCap Growth Fund	30,647,271	238,736	3,354,860	35,779	2,769,728	32,837	31,232,403	244,481
LargeCap Growth Fund II	4,750,807	28,355	—	—	4,750,807	52,163	—	—
LargeCap Value Fund	27,454,655	330,734	3,411,105	43,298	8,771,647	111,601	22,094,113	258,429
MidCap Fund	1,432,945	12,113	—	—	1,432,945	32,010	—	—
MidCap Value Fund I	—	—	8,057,351	129,749	—	—	8,057,351	129,749
Principal Capital Appreciation Fund	3,625,414	116,449	3,046,911	184,714	137,307	8,142	6,535,018	292,733
SmallCap Growth Fund I	3,530,582	35,165	552,899	6,397	977,982	13,437	3,105,499	31,626
SmallCap Value Fund II	5,248,559	54,283	350,680	4,421	2,422,793	33,318	3,176,446	30,663
Small-MidCap Dividend Income Fund	4,112,942	41,217	1,881,651	26,088	173,854	2,444	5,820,739	64,845
		$1,427,140		$647,973		$565,742		$1,598,963

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$16,554	$		—
Diversified International Fund		2,626			9,387			—
Equity Income Fund		3,663			16,303			—
Global Multi-Strategy Fund		283			—			292
Global Real Estate Securities Fund		1,623			—			253
International Emerging Markets Fund		1,378			(3,632)			—
LargeCap Growth Fund		542			2,803			34,892
LargeCap Growth Fund II		—			23,808			—
LargeCap Value Fund		22,973			(4,002)			18,439
MidCap Fund		—			19,897			—
MidCap Value Fund I		5,466			—			9,019
Principal Capital Appreciation Fund		4,775			(288)			14,168
SmallCap Growth Fund I		259			3,501			6,138
SmallCap Value Fund II		878			5,277			3,543
Small-MidCap Dividend Income Fund		1,287			(16)			1,649
		$45,753			$89,592			$88,393
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2015 (unaudited)

INVESTMENT COMPANIES - 1.55%	Shares Held	Value (000's)		Principal
			BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 1.55%
Morgan Stanley Institutional Liquidity Funds -	41,911,528	$41,912	Automobile Asset Backed Securities (continued)
Government Portfolio			Westlake Automobile Receivables Trust 2014-
			2
TOTAL INVESTMENT COMPANIES		$41,912	0.97%, 10/16/2017(a),(c)	$9,555	$9,556
	Principal		Westlake Automobile Receivables Trust 2015-
BONDS- 99.41%	Amount (000's)	Value (000's)	1
			1.17%, 03/15/2018(a),(c)	9,250	9,256
Agriculture - 0.97%					$182,403
Cargill Inc
6.00%, 11/27/2017(a)	$23,500	$26,161	Automobile Floor Plan Asset Backed Securities - 2.17%
			CNH Wholesale Master Note Trust
			0.78%, 08/15/2019(a),(c)	8,750	8,757
Airlines - 0.79%			Ford Credit Floorplan Master Owner Trust A
Delta Air Lines 2009-1 Class A Pass Through			0.56%, 01/15/2018(c)	13,500	13,504
Trust			Nissan Master Owner Trust Receivables
7.75%, 06/17/2021(b)	8,084	9,337	0.48%, 02/15/2018(c)	9,000	9,001
UAL 2009-1 Pass Through Trust			Volkswagen Credit Auto Master Trust
10.40%, 05/01/2018 (b)	1,675	1,825	0.53%, 07/22/2019(a),(c)	12,000	11,977
UAL 2009-2A Pass Through Trust			World Omni Master Owner Trust
9.75%, 01/15/2017(b)	9,260	10,163	0.53%, 02/15/2018(a),(c)	15,250	15,244
		$21,325			$58,483

Automobile Asset Backed Securities - 6.76%			Automobile Manufacturers - 3.03%
AmeriCredit Automobile Receivables 2015-1			Daimler Finance North America LLC
0.77%, 04/09/2018	12,000	12,002	0.68%, 03/02/2018(a),(c)	9,250	9,250
AmeriCredit Automobile Receivables Trust			1.38%, 08/01/2017(a)	6,500	6,516
2013-5			1.65%, 03/02/2018(a)	6,500	6,541
0.56%, 03/08/2017(c)	1,059	1,059
			Ford Motor Credit Co LLC
AmeriCredit Automobile Receivables Trust			3.98%, 06/15/2016	18,000	18,525
2014-1			PACCAR Financial Corp
0.57%, 07/10/2017(c)	4,259	4,257	0.86%, 12/06/2018(c)	6,250	6,283
AmeriCredit Automobile Receivables Trust			1.45%, 03/09/2018	6,500	6,527
2014-2			2.20%, 09/15/2019	9,000	9,128
0.54%, 10/10/2017(c)	12,191	12,183
			Toyota Motor Credit Corp
AmeriCredit Automobile Receivables Trust			2.10%, 01/17/2019	18,750	19,046
2014-3					$81,816
0.64%, 04/09/2018	11,484	11,483
AmeriCredit Automobile Receivables Trust			Banks- 16.88%
2015-2			Australia & New Zealand Banking Group
0.83%, 09/10/2018(c)	11,250	11,249	Ltd/New York NY
Capital Auto Receivables Asset Trust 2013-1			0.82%, 05/15/2018(c)	4,000	4,014
0.97%, 01/22/2018	14,000	14,007	Bank of America Corp
Capital Auto Receivables Asset Trust 2014-1			2.60%, 01/15/2019	5,000	5,077
0.68%, 05/20/2016(c)	5,632	5,632	Bank of America NA
Capital Auto Receivables Asset Trust 2014-3			0.55%, 06/15/2016(c)	13,000	12,953
0.50%, 02/21/2017(c)	12,500	12,506	0.57%, 06/15/2017(c)	7,750	7,701
CPS Auto Receivables Trust 2013-A			1.25%, 02/14/2017	5,500	5,516
1.31%, 06/15/2020(a),(c)	11,643	11,563	5.30%, 03/15/2017	32,250	34,356
CPS Auto Receivables Trust 2013-B			Bank of New York Mellon Corp/The
1.82%, 09/15/2020(a),(c)	5,852	5,827	2.20%, 05/15/2019	11,000	11,153
CPS Auto Receivables Trust 2013-C			BB&T Corp
1.64%, 04/16/2018(a)	5,395	5,400	0.91%, 02/01/2019(c)	5,500	5,516
CPS Auto Receivables Trust 2013-D			Branch Banking & Trust Co
1.54%, 07/16/2018(a),(c)	3,849	3,848	0.56%, 05/23/2017(c)	14,150	14,093
CPS Auto Receivables Trust 2014-C			0.59%, 09/13/2016(c)	17,000	16,941
1.31%, 02/15/2019(a),(c)	10,555	10,516	Capital One Financial Corp
CPS Auto Receivables Trust 2014-D			6.15%, 09/01/2016	12,500	13,260
1.49%, 04/15/2019(a)	7,818	7,828	Capital One NA/Mclean VA
CPS Auto Trust			0.94%, 02/05/2018(c)	9,000	9,020
1.48%, 03/16/2020(a)	3,400	3,400	1.65%, 02/05/2018	9,000	8,956
Ford Credit Auto Owner Trust/Ford Credit			Citigroup Inc
2014-REV1			0.75%, 08/14/2017(c)	10,000	9,966
2.26%, 11/15/2025(a),(c)	11,000	11,195	1.04%, 04/08/2019(c)	4,500	4,503
Santander Drive Auto Receivables Trust 2014-			1.70%, 04/27/2018	13,500	13,436
1			4.75%, 05/19/2015	8,750	8,765
0.55%, 06/15/2017(c)	1,924	1,924	6.13%, 05/15/2018	16,500	18,545
0.66%, 06/15/2017(c)	7,010	7,010	Commonwealth Bank of Australia/New York
Santander Drive Auto Receivables Trust 2014-			NY
2			1.63%, 03/12/2018	4,500	4,529
0.54%, 07/17/2017(c)	6,614	6,608	Goldman Sachs Group Inc/The
Santander Drive Auto Receivables Trust 2014-			1.36%, 11/15/2018(c)	9,500	9,605
3			1.44%, 04/23/2020(c)	23,500	23,770
0.54%, 08/15/2017(c)	4,097	4,094	2.60%, 04/23/2020	4,700	4,720

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Diversified Financial Services (continued)
JP Morgan Chase Bank NA			MassMutual Global Funding II (continued)
0.60%, 06/13/2016(c)	$6,000	$5,986	2.35%, 04/09/2019(a)	$1,676	$1,711
5.88%, 06/13/2016	11,250	11,848	Murray Street Investment Trust I
6.00%, 10/01/2017	28,500	31,499	4.65%, 03/09/2017(c)	27,500	29,090
KeyBank NA/Cleveland OH					$81,389
5.45%, 03/03/2016	14,000	14,521
7.41%, 10/15/2027	24,500	24,505	Electric - 4.96%
Morgan Stanley			Dominion Resources Inc/VA
1.13%, 01/24/2019(c)	29,750	29,845	1.40%, 09/15/2017	9,000	9,014
1.56%, 04/25/2018(c)	16,000	16,281	Indiantown Cogeneration LP
1.88%, 01/05/2018	4,500	4,516	9.77%, 12/15/2020	10,671	12,219
National City Bank/Cleveland OH			LG&E and KU Energy LLC
0.63%, 06/07/2017(c)	4,500	4,479	2.13%, 11/15/2015	12,400	12,483
PNC Bank NA			NextEra Energy Capital Holdings Inc
			7.30%, 09/01/2067(c)	11,500	12,104
4.88%, 09/21/2017	14,800	15,932
SunTrust Bank/Atlanta GA			NiSource Finance Corp
0.55%, 08/24/2015(c)	12,000	11,996	5.25%, 09/15/2017	8,500	9,253
7.25%, 03/15/2018	12,500	14,405	PPL Energy Supply LLC
US Bank NA/Cincinnati OH			5.70%, 10/15/2035	10,000	10,102
0.76%, 10/28/2019(c)	13,800	13,835	6.50%, 05/01/2018	4,750	5,067
Wells Fargo Bank NA			Public Service Co of New Mexico
6.00%, 11/15/2017	8,500	9,461	7.95%, 05/15/2018	20,500	24,083
		$455,504	San Diego Gas & Electric Co
			1.91%, 02/01/2022	4,700	4,726
Beverages - 0.70%			Southern California Edison Co
Anheuser-Busch InBev Finance Inc			1.85%, 02/01/2022	8,600	8,627
2.15%, 02/01/2019	9,500	9,662	Texas-New Mexico Power Co
SABMiller Holdings Inc			9.50%, 04/01/2019(a)	4,700	5,900
0.94%, 08/01/2018(a),(c)	4,500	4,513	TransAlta Corp
2.45%, 01/15/2017(a)	4,509	4,601	6.65%, 05/15/2018	18,250	20,381
		$18,776			$133,959

Biotechnology - 0.67%			Finance - Mortgage Loan/Banker - 8.71%
Amgen Inc			Fannie Mae
1.25%, 05/22/2017	9,000	8,991	1.63%, 01/21/2020	45,000	45,207
2.20%, 05/22/2019	9,000	9,088	1.75%, 06/20/2019	55,000	55,831
		$18,079	1.75%, 09/12/2019	46,000	46,541
			1.88%, 02/19/2019	15,500	15,829
Chemicals - 0.90%			Freddie Mac
Airgas Inc			1.38%, 05/01/2020	72,500	71,799
1.65%, 02/15/2018	12,200	12,163			$235,207
3.25%, 10/01/2015	12,000	12,101
		$24,264	Food- 0.39%
			Ingredion Inc
Commercial Services - 0.26%			3.20%, 11/01/2015	10,500	10,603
ERAC USA Finance LLC
5.60%, 05/01/2015(a)	3,750	3,750
6.38%, 10/15/2017(a)	3,000	3,347	Gas- 0.72%
		$7,097	Laclede Group Inc/The
			1.01%, 08/15/2017(c)	19,415	19,393
Computers - 0.78%
Apple Inc
1.00%, 05/03/2018	4,500	4,476	Healthcare - Products - 0.68%
International Business Machines Corp			Becton Dickinson and Co
1.95%, 02/12/2019	16,250	16,444	1.80%, 12/15/2017	4,500	4,540
		$20,920	2.68%, 12/15/2019	4,500	4,589
			Medtronic Inc
Credit Card Asset Backed Securities - 1.39%			1.07%, 03/15/2020(a),(c)	6,500	6,564
Cabela's Credit Card Master Note Trust			1.50%, 03/15/2018(a)	2,750	2,767
0.53%, 03/16/2020(c)	5,750	5,751			$18,460
0.63%, 07/15/2022(c)	9,250	9,223
0.66%, 06/15/2020(a),(c)	5,750	5,760	Healthcare - Services - 0.78%
0.71%, 02/18/2020(a),(c)	6,750	6,770	Anthem Inc
0.88%, 09/17/2018(a),(c)	10,000	10,017	5.88%, 06/15/2017	11,000	12,011
			Roche Holdings Inc
		$37,521	0.61%, 09/30/2019 (a),(c)	9,000	9,015
Diversified Financial Services - 3.02%					$21,026
General Electric Capital Corp
0.79%, 01/14/2019(c)	18,570	18,643	Home Equity Asset Backed Securities - 2.35%
5.63%, 09/15/2017	4,750	5,242	ABFC 2005-OPT1 Trust
Jefferies Group LLC			0.54%, 07/25/2035(c)	316	313
3.88%, 11/09/2015	13,250	13,414	ABFC 2005-WMC1 Trust
5.50%, 03/15/2016	3,500	3,612	0.84%, 06/25/2035(c)	1,818	1,798
MassMutual Global Funding II
2.10%, 08/02/2018(a)	9,500	9,677

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Home Equity Asset Backed Securities (continued)			Insurance (continued)
ACE Securities Corp Home Equity Loan Trust			MetLife Inc
Series 2005-AG1			6.82%, 08/15/2018	$10,000	$11,658
0.54%, 08/25/2035(c)	$171	$166	Metropolitan Life Global Funding I
ACE Securities Corp Home Equity Loan Trust			1.30%, 04/10/2017(a)	6,750	6,786
Series 2005-HE2			2.30%, 04/10/2019(a)	6,750	6,854
0.90%, 04/25/2035(c)	1,179	1,176	New York Life Global Funding
ACE Securities Corp Home Equity Loan Trust			1.45%, 12/15/2017(a)	13,500	13,581
Series 2005-WF1			2.15%, 06/18/2019(a)	7,250	7,325
0.86%, 05/25/2035(c)	1,452	1,446	2.45%, 07/14/2016(a)	9,000	9,186
Asset Backed Securities Corp Home Equity			Prudential Covered Trust 2012-1
Loan Trust Series OOMC 2005-HE6			3.00%, 09/30/2015(a)	19,506	19,653
0.69%, 07/25/2035(c)	2,952	2,929	Prudential Financial Inc
Bayview Financial Acquisition Trust			8.88%, 06/15/2068(c)	20,250	23,702
0.81%, 05/28/2044(c)	216	216			$128,911
0.81%, 08/28/2044(c)	6,397	6,373
5.66%, 12/28/2036(c)	266	266	Internet - 0.34%
Bear Stearns Asset Backed Securities I Trust			Amazon.com Inc
2006-PC1			2.60%, 12/05/2019	9,000	9,176
0.50%, 12/25/2035(c)	4,346	4,328
Credit Suisse First Boston Mortgage Securities			Iron & Steel - 0.24%
Corp			ArcelorMittal
4.80%, 05/25/2035	4,047	4,157	4.50%, 03/01/2016(c)	6,500	6,606
Home Equity Asset Trust 2005-4
0.89%, 10/25/2035(c)	4,725	4,621
JP Morgan Mortgage Acquisition Corp 2005-			Machinery - Diversified - 0.84%
FLD1			John Deere Capital Corp
0.92%, 07/25/2035(c)	939	936	1.35%, 01/16/2018	9,000	9,036
JP Morgan Mortgage Acquisition Corp 2005-			2.05%, 03/10/2020	13,500	13,566
OPT1					$22,602
0.63%, 06/25/2035(c)	1,150	1,141
			Manufactured Housing Asset Backed Securities - 0.00%
New Century Home Equity Loan Trust 2005-			Green Tree Financial Corp
3			7.70%, 09/15/2026	120	127
0.66%, 07/25/2035(c)	11,866	11,807
RAMP Series 2005-EFC2 Trust
0.65%, 07/25/2035(c)	190	190	Media- 0.45%
RASC Series 2003-KS10 Trust			NBCUniversal Enterprise Inc
4.47%, 03/25/2032	445	450	0.96%, 04/15/2018(a),(c)	1,415	1,425
RASC Series 2005-AHL2 Trust			Time Warner Cable Inc
0.53%, 10/25/2035(c)	2,809	2,770	8.25%, 04/01/2019	9,250	10,806
Soundview Home Loan Trust 2005-CTX1					$12,231
0.59%, 11/25/2035(c)	2,586	2,553
			Mining - 0.62%
Structured Asset Securities Corp Mortgage			Glencore Finance Canada Ltd
Loan Trust Series 2005-GEL4			2.70%, 10/25/2017(a),(c)	12,750	12,959
0.79%, 08/25/2035(c)	1,200	1,140
			Teck Resources Ltd
Terwin Mortgage Trust 2005-2HE			5.38%, 10/01/2015	3,750	3,810
0.56%, 01/25/2035(a),(c)	182	181
Terwin Mortgage Trust Series TMTS 2005-					$16,769
14HE			Mortgage Backed Securities - 7.04%
4.85%, 08/25/2036(c)	1,831	1,884	Alternative Loan Trust 2004-J8
Wells Fargo Home Equity Asset-Backed			6.00%, 02/25/2017	283	285
Securities 2004-2 Trust			Banc of America Alternative Loan Trust 2003-
0.60%, 10/25/2034(c)	267	260	10
5.00%, 10/25/2034	11,500	11,475	5.00%, 12/25/2018	542	553
5.00%, 10/25/2034	4	4	Banc of America Funding 2004-1 Trust
Wells Fargo Home Equity Asset-Backed			5.25%, 02/25/2019	846	874
Securities 2005-2 Trust			Banc of America Funding 2004-3 Trust
0.59%, 11/25/2035(c)	847	846	4.75%, 09/25/2019	664	674
		$63,426	Banc of America Mortgage Trust 2004-8
			5.25%, 10/25/2019	348	356
Home Furnishings - 0.50%			Banc of America Mortgage Trust 2005-7
Samsung Electronics America Inc			5.00%, 08/25/2020	95	96
1.75%, 04/10/2017(a)	13,500	13,591
			BCAP LLC 2011-RR11 Trust
			2.58%, 03/26/2035(a),(c)	3,500	3,515
Insurance - 4.78%			CHL Mortgage Pass-Through Trust 2003-46
Berkshire Hathaway Finance Corp			2.50%, 01/19/2034(c)	1,380	1,378
1.60%, 05/15/2017	11,000	11,154	CHL Mortgage Pass-Through Trust 2004-19
2.00%, 08/15/2018	11,500	11,788	5.25%, 10/25/2034	35	35
Chubb Corp/The			CHL Mortgage Pass-Through Trust 2004-J1
6.38%, 03/29/2067(c)	2,750	2,915	4.50%, 01/25/2019(c)	181	183
Lincoln National Corp			CHL Mortgage Pass-Through Trust 2004-J7
7.00%, 05/17/2066(c)	4,500	4,309	5.00%, 09/25/2019	693	715

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust 2009-6			Springleaf Mortgage Loan Trust 2012-
2.63%, 07/25/2036(a),(c)	$1,408	$1,412	3 (continued)
Credit Suisse First Boston Mortgage Securities			3.56%, 12/25/2059(a)	$2,500	$2,533
Corp			Springleaf Mortgage Loan Trust 2013-1
1.14%, 05/25/2034(c)	522	505	1.27%, 06/25/2058(a),(c)	17,647	17,625
5.00%, 09/25/2019	113	110	Springleaf Mortgage Loan Trust 2013-2
5.00%, 10/25/2019	676	679	1.78%, 12/25/2065(a)	6,588	6,604
Credit Suisse Mortgage Capital Certificates			3.52%, 12/25/2065(a),(c)	5,750	5,860
2.25%, 07/27/2037(a),(c)	1,859	1,862	WaMu Mortgage Pass-Through Certificates
Freddie Mac REMICS			Series 2003-S8 Trust
0.63%, 06/15/2023(c)	10	10	5.00%, 09/25/2018	182	185
Ginnie Mae					$190,082
0.59%, 07/16/2054(c)	41,896	2,373
0.63%, 08/16/2051(c)	2,913	168	Oil & Gas - 3.33%
0.76%, 03/16/2049(c)	63,661	2,920	BP Capital Markets PLC
0.84%, 08/16/2052(c)	59	3	4.75%, 03/10/2019	19,000	21,012
0.88%, 02/16/2053(c)	130	9	Chevron Corp
0.89%, 09/16/2055(c)	46,717	3,050	1.37%, 03/02/2018	10,500	10,547
0.91%, 03/16/2052(c)	41,929	3,309	1.72%, 06/24/2018	11,700	11,848
0.93%, 10/16/2054(c)	56,731	3,128	Phillips 66
0.93%, 10/16/2054(c)	72,374	4,596	2.95%, 05/01/2017	15,000	15,509
0.93%, 06/16/2055(c)	49,930	3,070	Rowan Cos Inc
0.97%, 02/16/2055(c)	76,143	3,706	7.88%, 08/01/2019	5,500	6,105
1.00%, 01/16/2055(c)	105,776	5,875	Sinopec Group Overseas Development 2014
1.01%, 10/16/2054(c)	83,044	5,108	Ltd
1.01%, 09/16/2055(c)	13,529	809	1.75%, 04/10/2017(a)	9,500	9,499
1.11%, 01/16/2054(c)	63,283	4,286	Total Capital International SA
1.14%, 08/16/2042(c)	95,073	6,692	0.83%, 08/10/2018(c)	5,250	5,280
1.15%, 06/16/2045(c)	86,204	6,270	1.55%, 06/28/2017	10,000	10,128
1.21%, 07/16/2056(c)	28,921	2,544			$89,928
1.22%, 02/16/2046(c)	86,742	6,656	Oil & Gas Services - 0.70%
1.27%, 10/16/2051(c)	4,573	371	Weatherford International Ltd/Bermuda
1.41%, 12/16/2036(c)	75,623	5,736	5.50%, 02/15/2016	18,500	19,014
1.45%, 01/16/2040(c)	3,132	171
4.50%, 08/20/2032	133	137
GSMSC Pass-Through Trust 2009-4R			Other Asset Backed Securities - 5.38%
0.62%, 12/26/2036(a),(c)	3,824	3,763	Ameriquest Mortgage Securities Inc Asset-
JP Morgan Mortgage Trust 2004-A3			Backed Pass-Through Ctfs Ser 2004-R11
2.34%, 07/25/2034(c)	1,733	1,736	0.78%, 11/25/2034(c)	517	514
JP Morgan Mortgage Trust 2004-S1			Ameriquest Mortgage Securities Inc Asset-
5.00%, 09/25/2034	1,895	1,965	Backed Pass-Through Ctfs Ser 2005-R1
JP Morgan Resecuritization Trust Series 2010-			0.86%, 03/25/2035(c)	2,860	2,849
4			Carrington Mortgage Loan Trust Series 2005-
2.26%, 10/26/2036(a),(c)	1,439	1,441	NC4
MASTR Alternative Loan Trust 2003-9			0.58%, 09/25/2035(c)	1,034	1,026
6.50%, 01/25/2019	551	563	Citigroup Mortgage Loan Trust Inc
MASTR Asset Securitization Trust 2004-11			0.61%, 07/25/2035(c)	569	564
5.00%, 12/25/2019	129	133	Countrywide Asset-Backed Certificates
MASTR Asset Securitization Trust 2004-9			0.67%, 12/25/2035(c)	297	296
5.00%, 09/25/2019	645	655	Credit-Based Asset Servicing and
PHH Mortgage Trust Series 2008-CIM1			Securitization LLC
5.22%,06/25/2038	5,241	5,337	4.24%, 08/25/2035 (c)	600	603
Prime Mortgage Trust 2005-2			4.71%, 07/25/2035(c)	3,740	3,783
5.25%, 07/25/2020(c)	953	969	CWABS Asset-Backed Certificates Trust
			2005-3
Provident Funding Mortgage Loan Trust 2005-1			0.62%, 08/25/2035(c)	1,819	1,811
0.47%, 05/25/2035(c)	5,569	5,352	CWABS Asset-Backed Certificates Trust
RALI Series 2003-QS23 Trust			2005-7
5.00%, 12/26/2018	1,721	1,744	0.69%, 11/25/2035(c)	952	950
RALI Series 2004-QS3 Trust			Drug Royalty II LP 2
5.00%, 03/25/2019	978	980	3.48%, 07/15/2023 (a),(c)	12,240	12,433
RBSSP Resecuritization Trust 2009-7			FFMLT Trust 2005-FF2
0.57%, 06/26/2037(a),(c)	1,117	1,072	0.84%, 03/25/2035(c)	973	972
Sequoia Mortgage Trust 2013-4			Fieldstone Mortgage Investment Trust Series
1.55%, 04/25/2043(c)	14,548	14,058	2005-1
Sequoia Mortgage Trust 2013-8			1.25%, 03/25/2035(c)	3,029	3,028
2.25%, 06/25/2043(c)	11,108	10,901	First Franklin Mortgage Loan Trust 2005-
Springleaf Mortgage Loan Trust 2012-2			FF4
2.22%, 10/25/2057(a)	9,545	9,574	0.61%, 05/25/2035(c)	692	686
Springleaf Mortgage Loan Trust 2012-3			JP Morgan Mortgage Acquisition Corp 2005-
1.57%, 12/25/2059(a),(c)	8,162	8,181	OPT2
2.66%, 12/25/2059(a),(c)	4,623	4,622	0.47%, 12/25/2035(c)	2,972	2,922

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Other Asset Backed Securities (continued)			REITS (continued)
Mastr Specialized Loan Trust			Health Care REIT Inc
1.43%, 11/25/2034(a),(c)	$963	$986	3.63%, 03/15/2016	$5,500	$5,624
NYCTL 2014-A Trust			5.88%, 05/15/2015	6,000	6,009
1.03%, 11/10/2027(a),(b)	4,225	4,219	Healthcare Realty Trust Inc
OneMain Financial Issuance Trust 2014-1			5.75%, 01/15/2021	6,830	7,706
2.43%, 06/18/2024(a),(c)	14,000	14,034	6.50%, 01/17/2017	5,310	5,794
OneMain Financial Issuance Trust 2014-2			Kimco Realty Corp
2.47%, 09/18/2024(a),(b)	20,000	19,990	4.30%, 02/01/2018	6,500	6,974
PFS Financing Corp			Nationwide Health Properties Inc
0.73%, 02/15/2018(a),(c)	18,000	18,001	6.00%, 05/20/2015	4,500	4,510
0.78%, 02/15/2019(a),(c)	11,250	11,222	Ventas Realty LP
0.78%, 10/15/2019(a),(c)	9,000	9,006	1.55%, 09/26/2016	7,250	7,294
0.83%, 04/15/2020(a),(c)	5,500	5,496	Ventas Realty LP / Ventas Capital Corp
PFS Tax Lien Trust 2014-1			2.70%, 04/01/2020	6,250	6,318
1.44%, 04/15/2016(a),(c)	11,953	11,988			$89,108
Securitized Asset Backed Receivables LLC
Trust 2005-OP2			Retail - 0.18%
0.50%, 10/25/2035(c)	5,023	4,867	Walgreens Boots Alliance Inc
Securitized Asset Backed Receivables LLC			1.75%, 11/17/2017	4,750	4,789
Trust 2006-OP1
0.48%, 10/25/2035(c)	251	247
			Savings & Loans - 0.00%
Springleaf Funding Trust 2013-A			Washington Mutual Bank / Henderson NV
2.58%, 09/15/2021(a),(c)	3,047	3,056	0.00%, 01/15/2013(d)	1,200	—
Trafigura Securitisation Finance PLC 2014-1
1.13%, 10/15/2021(a),(b),(c)	8,600	8,595
Wachovia Mortgage Loan Trust Series 2005-			Software - 1.06%
WMC1			Microsoft Corp
0.92%, 10/25/2035(c)	969	962	1.85%, 02/12/2020	9,000	9,072
		$145,106	Oracle Corp
			0.78%, 10/08/2019(c)	5,000	5,037
Pharmaceuticals - 2.62%			2.25%, 10/08/2019	9,250	9,397
Abbott Laboratories			5.75%, 04/15/2018	4,500	5,065
2.00%, 03/15/2020	18,000	18,089			$28,571
AbbVie Inc
1.20%, 11/06/2015	22,500	22,557	Student Loan Asset Backed Securities - 4.63%
Actavis Funding SCS			KeyCorp Student Loan Trust 2004-A
			0.58%, 10/28/2041(c)	3,198	3,167
1.85%, 03/01/2017	9,500	9,567
			KeyCorp Student Loan Trust 2006-A
2.35%, 03/12/2018	11,750	11,892	0.46%, 06/27/2029(c)	2,656	2,646
Merck & Co Inc			0.58%, 09/27/2035(c)	33,500	32,449
1.10%, 01/31/2018	8,500	8,484
			SLC Private Student Loan Trust 2006-A
		$70,589	0.45%,07/15/2036 (c)	11,036	10,950
Pipelines - 2.15%			SLC Private Student Loan Trust 2010-B
Buckeye Partners LP			3.68%, 07/15/2042(a),(c)	3,647	3,803
2.65%, 11/15/2018	11,000	10,987	SLM Private Credit Student Loan Trust 2002-
DCP Midstream LLC			A
5.38%, 10/15/2015(a)	4,585	4,625	0.82%, 12/16/2030(c)	10,446	10,306
Florida Gas Transmission Co LLC			SLM Private Credit Student Loan Trust 2004-
4.00%, 07/15/2015(a)	6,000	6,034	A
7.90%, 05/15/2019(a)	10,000	11,883	0.47%, 03/16/2020(c)	2,103	2,101
TransCanada PipeLines Ltd			SLM Private Credit Student Loan Trust 2004-
6.35%, 05/15/2067(c)	9,500	9,167	B
Williams Partners LP / ACMP Finance Corp			0.47%, 06/15/2021(c)	11,877	11,811
6.13%, 07/15/2022	14,250	15,319	SLM Private Credit Student Loan Trust 2005-
		$58,015	B
			0.45%, 03/15/2023(c)	9,571	9,504
Real Estate - 0.83%			0.54%, 12/15/2023(c)	6,650	6,479
Prologis LP			SLM Private Credit Student Loan Trust 2006-
7.38%, 10/30/2019	7,000	8,409	A
WEA Finance LLC / Westfield UK & Europe			0.46%, 12/15/2023(c)	3,027	2,998
Finance PLC			SLM Private Education Loan Trust 2013-A
1.75%, 09/15/2017(a)	7,400	7,446	0.78%, 08/15/2022(a),(c)	11,154	11,164
2.70%, 09/17/2019(a)	6,500	6,585
			SLM Private Education Loan Trust 2013-B
		$22,440	0.83%, 07/15/2022(a),(c)	5,092	5,100
			1.85%, 06/17/2030(a),(c)	9,500	9,465
REITS- 3.30%
Alexandria Real Estate Equities Inc			SLM Private Education Loan Trust 2014-A
2.75%, 01/15/2020	13,500	13,501	0.78%, 07/15/2022(a),(c)	3,062	3,066
BioMed Realty LP					$125,009
2.63%, 05/01/2019	7,500	7,541	Telecommunications - 2.31%
3.85%, 04/15/2016	7,000	7,163	AT&T Inc
HCP Inc			0.64%, 02/12/2016(c)	9,000	8,999
6.30%, 09/15/2016	10,000	10,674	2.45%, 06/30/2020(e)	6,500	6,493

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2015 (unaudited)

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act of
BONDS (continued)	Amount (000's)	Value (000's)	1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. At the end of the
Telecommunications (continued)
AT&T Inc (continued)			period, the value of these securities totaled $618,027 or 22.90% of net
3.00%, 06/30/2022(e)	$4,700	$4,669	assets.
Cisco Systems Inc			(b)	Fair value of these investments is determined in good faith by the Manager
1.10%, 03/03/2017	13,500	13,589	under procedures established and periodically reviewed by the Board of
Verizon Communications Inc			Directors. At the end of the period, the fair value of these securities totaled
2.02%, 09/14/2018(c)	4,500	4,674	$54,129 or 2.01% of net assets.
3.65%, 09/14/2018	12,500	13,238	(c) Variable Rate. Rate shown is in effect at April 30, 2015.
5.50%, 02/15/2018	4,250	4,710	(d) Non-Income Producing Security
Vodafone Group PLC			(e) Security purchased on a when-issued basis.
1.63%, 03/20/2017	6,000	6,051
		$62,423
			Portfolio Summary (unaudited)
Transportation - 0.33%
Ryder System Inc			Sector	Percent
2.45%, 11/15/2018	8,750	8,893	Financial	28.81%
			Asset Backed Securities	22.68%
			Government	8.71%
Trucking & Leasing - 0.87%			Mortgage Securities	7.09%
Penske TruckLeasing Co Lp / PTL Finance			Consumer, Non-cyclical	7.07%
Corp			Energy	6.18%
2.50%, 03/15/2016(a)	6,000	6,073	Utilities	5.68%
3.13%, 05/11/2015(a)	13,750	13,755	Consumer, Cyclical	4.50%
3.75%, 05/11/2017(a)	3,522	3,671	Communications	3.10%
		$23,499	Industrial	2.04%
TOTAL BONDS		$2,683,291	Technology	1.84%
U.S. GOVERNMENT & GOVERNMENT	Principal		Basic Materials	1.76%
AGENCY OBLIGATIONS - 0.05%	Amount (000's)	Value (000's)	Exchange Traded Funds	1.55%
Federal Home Loan Mortgage Corporation (FHLMC) -			Liabilities in Excess of Other Assets, Net	(1.01)%
0.01%			TOTAL NET ASSETS	100.00%
2.24%, 11/01/2021(c)	$6	$6
2.40%, 09/01/2035(c)	118	127
6.00%, 04/01/2017	17	17
6.00%, 05/01/2017	28	29
6.50%, 12/01/2015	1	1
7.00%, 12/01/2022	105	111
7.50%, 12/01/2029	1	1
9.50%, 08/01/2016	1	1
		$293

Federal National Mortgage Association (FNMA) - 0.04%
1.99%, 10/01/2035(c)	304	323
2.13%, 07/01/2034(c)	166	178
2.13%, 08/01/2034(c)	69	74
2.16%, 12/01/2032(c)	49	52
2.18%, 11/01/2022(c)	2	2
2.18%, 07/01/2034(c)	53	57
2.28%, 02/01/2037(c)	143	151
2.37%, 01/01/2035(c)	113	120
2.41%, 11/01/2032(c)	50	53
2.43%, 02/01/2035(c)	24	26
4.17%, 11/01/2035(c)	9	9
5.60%, 04/01/2019(c)	2	2
6.00%, 07/01/2028	1	2
7.50%, 10/01/2029	8	10
8.00%, 05/01/2027	2	2
8.50%, 11/01/2017	2	2
10.00%, 05/01/2022	2	2
		$1,065
Government National Mortgage Association (GNMA) -
0.00%
9.00%, 04/20/2025	1	2
10.00%, 01/15/2019	26	27
		$29
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,387
Total Investments		$2,726,590
Liabilities in Excess of Other Assets, Net - (1.01)%		$(27,376)
TOTAL NET ASSETS - 100.00%		$2,699,214

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.17%			Commercial Services (continued)
Astronics Corp (a)	58,080	$3,909	On Assignment Inc (a)	121,630	$4,093
Esterline Technologies Corp (a)	30,850	3,433	PAREXEL International Corp (a)	103,060	6,552
Spirit AeroSystems Holdings Inc (a)	94,290	4,799	Sabre Corp	246,350	6,131
		$12,141	Team Health Holdings Inc (a)	121,950	7,264
					$48,853
Apparel - 2.05%
G-III Apparel Group Ltd (a)	57,010	6,338	Computers - 4.79%
Iconix Brand Group Inc (a)	97,900	2,576	Barracuda Networks Inc (a)	95,450	3,869
Skechers U.S.A. Inc (a)	28,450	2,558	CACI International Inc (a)	83,580	7,375
		$11,472	Manhattan Associates Inc (a)	142,390	7,484
			NetScout Systems Inc (a)	196,760	8,087
Automobile Parts & Equipment - 2.38%					$26,815
American Axle & Manufacturing Holdings Inc	121,280	3,023
(a)			Diversified Financial Services - 0.81%
Cooper Tire & Rubber Co	228,073	9,691	Cowen Group Inc (a)	287,570	1,607
Meritor Inc (a)	46,570	611	Evercore Partners Inc - Class A	60,150	2,902
		$13,325			$4,509

Banks - 5.65%			Electric - 2.19%
Chemical Financial Corp	36,150	1,117	Avista Corp	144,704	4,720
First Merchants Corp	31,590	713	NRG Yield Inc	115,290	5,672
First of Long Island Corp/The	31,320	784	Portland General Electric Co	52,320	1,840
FNB Corp/PA	221,230	2,936			$12,232
Hanmi Financial Corp	58,514	1,245
			Electronics - 0.50%
National Penn Bancshares Inc	341,000	3,546	Fluidigm Corp (a)	24,567	920
PrivateBancorp Inc	173,520	6,432	Itron Inc (a)	52,680	1,889
Renasant Corp	60,440	1,796
WesBanco Inc	61,010	1,922			$2,809
Western Alliance Bancorp (a)	137,630	4,256
			Energy - Alternate Sources - 0.73%
Wilshire Bancorp Inc	96,790	1,021	Pattern Energy Group Inc	140,722	4,078
Wintrust Financial Corp	120,400	5,868
		$31,636
			Engineering & Construction - 1.97%
Biotechnology - 2.90%			Dycom Industries Inc (a)	83,950	3,860
Acceleron Pharma Inc (a)	21,830	604	EMCOR Group Inc	160,790	7,176
Ardelyx Inc (a)	26,597	279			$11,036
Avalanche Biotechnologies Inc (a)	8,705	277
Bellicum Pharmaceuticals Inc (a)	21,800	523	Entertainment - 2.46%
BIND Therapeutics Inc (a)	103,486	626	Marriott Vacations Worldwide Corp	89,640	7,370
BIND Therapeutics Inc - Warrants (a),(b)	17,472	43	Vail Resorts Inc	64,270	6,376
Bluebird Bio Inc (a)	15,395	2,051			$13,746
Cambrex Corp (a)	50,740	1,953
			Food- 1.36%
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	19	Cal-Maine Foods Inc	75,334	3,368
Eleven Biotherapeutics Inc (a)	33,904	401	SUPERVALU Inc (a)	482,250	4,239
Epizyme Inc (a)	24,490	399			$7,607
Exact Sciences Corp (a)	70,612	1,476
Fate Therapeutics Inc (a)	72,140	352	Forest Products & Paper - 0.92%
Genocea Biosciences Inc (a)	63,910	655	Clearwater Paper Corp (a)	80,870	5,173
Insmed Inc (a)	58,550	1,173
Intercept Pharmaceuticals Inc (a)	3,490	882	Gas - 0.55%
MacroGenics Inc (a)	34,450	986	Southwest Gas Corp	55,970	3,078
NewLink Genetics Corp (a)	20,270	904
Puma Biotechnology Inc (a)	5,700	1,029
Seattle Genetics Inc (a)	16,080	552	Hand & Machine Tools - 0.82%
Spark Therapeutics Inc (a)	5,660	324	Regal Beloit Corp	58,930	4,608
Sunesis Pharmaceuticals Inc (a)	112,051	262
Versartis Inc (a)	27,141	464
			Healthcare - Products - 1.82%
		$16,234	ICU Medical Inc (a)	48,630	4,103
Building Materials- 1.49%			K2M Group Holdings Inc (a)	117,830	2,476
Boise Cascade Co (a)	116,260	4,034	LDR Holding Corp (a)	48,360	1,637
Eagle Materials Inc	22,340	1,863	Ocular Therapeutix Inc (a)	18,690	410
			OraSure Technologies Inc (a)	139,700	880
Universal Forest Products Inc	44,150	2,443	STAAR Surgical Co (a)	75,640	669
		$8,340
					$10,175
Chemicals - 0.27%
OM Group Inc	50,590	1,520	Healthcare - Services - 3.81%
			Acadia Healthcare Co Inc (a)	99,330	6,804
			Centene Corp (a)	110,240	6,834
Commercial Services - 8.73%			HealthSouth Corp	170,140	7,694
ABM Industries Inc	156,350	5,011			$21,332
Corporate Executive Board Co	46,460	3,895
Huron Consulting Group Inc (a)	98,430	5,967	Holding Companies - Diversified - 0.21%
James River Group Holdings Ltd	20,890	494	FCB Financial Holdings Inc (a)	44,190	1,182
Korn/Ferry International	212,360	6,696
Live Nation Entertainment Inc (a)	109,745	2,750

See accompanying notes			368

Schedule of Investments
SmallCap Blend Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000's)

Home Builders - 0.66%			Retail - 7.92%
Installed Building Products Inc (a)	176,771	$3,679	Brown Shoe Co Inc	262,340	$7,791
			Citi Trends Inc (a)	38,420	875
			Flex Pharma Inc (a)	24,140	404
Insurance - 5.42%			Freshpet Inc (a)	56,930	1,234
AmTrust Financial Services Inc	26,380	1,569	Kirkland's Inc (a)	100,725	2,391
Aspen Insurance Holdings Ltd	122,370	5,718	Office Depot Inc (a)	982,120	9,055
First American Financial Corp	313,620	10,911
Navigators Group Inc/The (a)	14,600	1,140	Penske Automotive Group Inc	104,079	5,080
			Red Robin Gourmet Burgers Inc (a)	58,100	4,363
Primerica Inc	68,300	3,157	Rite Aid Corp (a)	894,040	6,893
Radian Group Inc	214,720	3,835
Validus Holdings Ltd	95,231	3,983	Wendy's Co/The	613,100	6,205
		$30,313			$44,291
			Savings & Loans - 0.68%
Internet - 2.47%			Oritani Financial Corp	54,870	818
CDW Corp/DE	225,497	8,641
GoDaddy Inc (a)	31,360	786	Provident Financial Services Inc	164,910	2,968
Intralinks Holdings Inc (a)	168,500	1,652			$3,786
MaxPoint Interactive Inc (a)	163,660	1,206
			Semiconductors - 0.96%
Rubicon Project Inc/The (a)	86,952	1,519	Entegris Inc (a)	264,470	3,520
		$13,804	Micrel Inc	135,120	1,838
					$5,358
Investment Companies - 0.83%
Apollo Investment Corp	581,350	4,651	Software - 6.83%
			2U Inc (a)	147,880	3,935
			Acxiom Corp (a)	163,680	2,858
Miscellaneous Manufacturing - 1.55%
			Advent Software Inc	146,920	6,378
AO Smith Corp	97,510	6,231	Amber Road Inc (a)	175,954	1,541
Federal Signal Corp	155,200	2,440	Apigee Corp (a)	67,190	972
		$8,671	Aspen Technology Inc (a)	181,800	8,070
Oil & Gas - 2.74%			Blackbaud Inc	111,260	5,622
Carrizo Oil & Gas Inc (a)	54,820	3,055	Hortonworks Inc (a)	15,520	313
Northern Oil and Gas Inc (a)	193,720	1,712	MobileIron Inc (a)	42,697	257
PDC Energy Inc (a)	42,140	2,391	New Relic Inc (a),(c)	7,940	258
RSP Permian Inc (a)	134,600	3,906	SYNNEX Corp	79,420	6,076
Sanchez Energy Corp (a)	128,700	1,891	Workiva Inc (a)	133,650	1,934
Whiting Petroleum Corp (a)	63,250	2,398			$38,214
		$15,353
			Telecommunications - 4.17%
Packaging & Containers - 0.37%			ARRIS Group Inc (a)	270,071	9,095
Graphic Packaging Holding Co	149,000	2,101	Plantronics Inc	119,300	6,355
			Qorvo Inc (a)	119,245	7,859
					$23,309
Pharmaceuticals - 4.50%
Achaogen Inc (a)	35,000	196
			Transportation - 1.82%
Aratana Therapeutics Inc (a)	80,058	1,034	ArcBest Corp	75,160	2,683
Array BioPharma Inc (a)	144,240	901	Matson Inc	137,290	5,561
Cerulean Pharma Inc (a)	112,711	672	Navigator Holdings Ltd (a)	91,840	1,967
Clovis Oncology Inc (a)	17,570	1,412			$10,211
Concert Pharmaceuticals Inc (a)	59,650	865
DexCom Inc (a)	50,840	3,435	Trucking & Leasing - 0.33%
FibroGen Inc (a)	22,240	517	Greenbrier Cos Inc/The	31,760	1,832
Nektar Therapeutics (a)	88,250	840
Orexigen Therapeutics Inc (a)	157,200	1,033	TOTAL COMMON STOCKS		$546,825
PRA Health Sciences Inc (a)	156,040	4,444	INVESTMENT COMPANIES - 3.52%	Shares Held	Value(000	's)
Prestige Brands Holdings Inc (a)	162,520	6,379
ProQR Therapeutics NV (a)	23,525	446	Publicly Traded Investment Fund - 3.52%
Proteon Therapeutics Inc (a)	56,050	676	Goldman Sachs Financial Square Funds -	19,670,097	19,670
Revance Therapeutics Inc (a)	22,476	442	Government Fund
SCYNEXIS Inc (a)	78,360	731
Vanda Pharmaceuticals Inc (a)	65,425	599	TOTAL INVESTMENT COMPANIES		$19,670
Zafgen Inc (a)	18,760	584	Total Investments		$566,495
		$25,206	Liabilities in Excess of Other Assets, Net - (1.24)%			$(6,961)
			TOTAL NET ASSETS - 100.00%		$559,534
Publicly Traded Investment Fund - 0.16%
THL Credit Inc	73,540	904
			(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the Manager
REITS - 7.73%			under procedures established and periodically reviewed by the Board of
Apartment Investment & Management Co	215,120	8,116	Directors. At the end of the period, the fair value of these securities totaled
CubeSmart	129,110	2,979	$62 or 0.01% of net assets.
First Industrial Realty Trust Inc	323,240	6,378	(c) Security is Illiquid
Highwoods Properties Inc	271,000	11,664
Hudson Pacific Properties Inc	217,770	6,568
Kilroy Realty Corp	62,480	4,435
QTS Realty Trust Inc	85,490	3,101
		$43,241

See accompanying notes

		Schedule of Investments
SmallCap Blend Fund
April 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.12%
Financial		21.28%
Consumer, Cyclical		15.47%
Technology		12.58%
Industrial		11.02%
Communications		6.64%
Exchange Traded Funds		3.52%
Energy		3.47%
Utilities		2.74%
Basic Materials		1.19%
Diversified		0.21%
Liabilities in Excess of Other Assets, Net		(1.24)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long	44	$5,416	$5,352	$(64)
Total					$(64)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS - 93.36%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 0.98%			Banks (continued)
Aerojet Rocketdyne Holdings Inc (a)	8,999	$177	Signature Bank/New York NY (a)	56,292	$7,548
Astronics Corp (a)	60,801	4,092	SVB Financial Group (a)	63,532	8,435
Cubic Corp	318	16	Texas Capital Bancshares Inc (a)	2,416	127
Curtiss-Wright Corp	2,213	162	Walker & Dunlop Inc (a)	130,590	2,499
Ducommun Inc (a)	1,085	33	Western Alliance Bancorp (a)	69,467	2,148
HEICO Corp	205,957	11,501			$90,175
Kaman Corp	3,942	164
Moog Inc (a)	889	62	Beverages - 0.03%
			Boston Beer Co Inc/The (a)	1,294	321
Teledyne Technologies Inc (a)	1,409	148
			Coca-Cola Bottling Co Consolidated	1,191	134
		$16,355	Farmer Bros Co (a)	2,014	50
			National Beverage Corp (a)	3,080	69
Agriculture - 0.02%
Andersons Inc/The	3,942	168			$574
Vector Group Ltd	8,171	181
			Biotechnology - 5.06%
		$349	Acceleron Pharma Inc (a),(b)	74,869	2,070
			Achillion Pharmaceuticals Inc (a)	244,204	2,136
Airlines - 0.61%
Allegiant Travel Co	2,486	382	Acorda Therapeutics Inc (a)	7,171	216
Hawaiian Holdings Inc (a)	7,990	184	Aegerion Pharmaceuticals Inc (a)	5,149	120
JetBlue Airways Corp (a)	98,692	2,026	Agenus Inc (a)	13,764	91
Spirit Airlines Inc (a)	91,422	6,260	Alder Biopharmaceuticals Inc (a)	100,868	2,572
Virgin America Inc (a)	49,338	1,418	AMAG Pharmaceuticals Inc (a),(b)	14,727	750
		$10,270	ANI Pharmaceuticals Inc (a)	1,921	117
			Applied Genetic Technologies Corp/DE (a)	1,557	30
Apparel - 0.42%			Ardelyx Inc (a)	1,174	12
Columbia Sportswear Co	3,208	201	Arena Pharmaceuticals Inc (a),(b)	36,728	160
G-III Apparel Group Ltd (a)	29,495	3,279	ARIAD Pharmaceuticals Inc (a),(b)	25,091	218
Iconix Brand Group Inc (a)	4,497	118	Avalanche Biotechnologies Inc (a)	21,674	691
Oxford Industries Inc	2,499	199	Bellicum Pharmaceuticals Inc (a)	38,670	927
Sequential Brands Group Inc (a)	144,440	1,791	BioCryst Pharmaceuticals Inc (a),(b)	15,565	145
Skechers U.S.A. Inc (a)	5,128	461	Bluebird Bio Inc (a)	22,761	3,032
Steven Madden Ltd (a)	9,033	353	Cambrex Corp (a)	5,230	201
Vince Holding Corp (a)	2,936	54	Celldex Therapeutics Inc (a)	40,191	965
Wolverine World Wide Inc	17,885	550	Charles River Laboratories International Inc	132,770	9,182
		$7,006	(a)
Automobile Manufacturers - 0.01%			Coherus Biosciences Inc (a),(b)	55,163	1,201
Wabash National Corp (a)	12,233	171	CTI BioPharma Corp (a)	41,932	75
			CytRx Corp (a),(b)	4,351	19
			Eleven Biotherapeutics Inc (a),(b)	1,414	17
Automobile Parts & Equipment - 0.15%			Emergent Biosolutions Inc (a)	1,054	31
American Axle & Manufacturing Holdings Inc	11,706	292	Endocyte Inc (a),(b)	9,993	58
(a)			Enzo Biochem Inc (a)	8,872	25
Cooper Tire & Rubber Co	1,591	68	Epizyme Inc (a)	4,308	70
Dana Holding Corp	14,729	318	Exact Sciences Corp (a),(b)	49,588	1,037
Dorman Products Inc (a),(b)	4,085	191	Exelixis Inc (a),(b)	53,638	138
Douglas Dynamics Inc	5,532	120	Five Prime Therapeutics Inc (a)	5,702	114
Gentherm Inc (a)	6,103	322	Galena Biopharma Inc (a)	41,182	56
Meritor Inc (a)	14,209	186	Halozyme Therapeutics Inc (a)	15,635	233
Metaldyne Performance Group Inc	1,838	33	Idera Pharmaceuticals Inc (a),(b)	21,585	61
Standard Motor Products Inc	3,303	125	ImmunoGen Inc (a),(b)	12,972	107
Strattec Security Corp	707	53	Incyte Corp (a)	46,298	4,498
Tenneco Inc (a)	10,732	627	Inovio Pharmaceuticals Inc (a),(b)	14,523	119
Tower International Inc (a)	5,672	147	Insmed Inc (a)	94,857	1,901
		$2,482	Intercept Pharmaceuticals Inc (a)	11,960	3,023
			Intrexon Corp (a),(b)	102,466	3,979
Banks - 5.39%			Isis Pharmaceuticals Inc (a)	112,091	6,358
Bank of the Ozarks Inc	220,531	8,548	Juno Therapeutics Inc (a),(b)	14,140	604
California Republic Bancorp (a)	12,650	348
			Karyopharm Therapeutics Inc (a),(b)	62,158	1,688
Cass Information Systems Inc	3,113	163	KYTHERA Biopharmaceuticals Inc (a)	52,905	2,311
City National Corp/CA	189,782	17,687	Ligand Pharmaceuticals Inc (a)	3,432	266
CoBiz Financial Inc	147,617	1,773	MacroGenics Inc (a)	78,404	2,244
ConnectOne Bancorp Inc	278,246	5,348	Medicines Co/The (a)	10,159	260
Customers Bancorp Inc (a)	65,849	1,660
			Merrimack Pharmaceuticals Inc (a),(b)	15,950	177
Eagle Bancorp Inc (a)	3,364	124
			Momenta Pharmaceuticals Inc (a)	7,694	134
East West Bancorp Inc	38,400	1,559	NewLink Genetics Corp (a)	3,461	154
First Financial Bankshares Inc (b)	6,119	177
			Novavax Inc (a),(b)	42,665	330
First NBC Bank Holding Co (a)	81,160	2,855
			Omeros Corp (a),(b)	102,034	2,053
Home BancShares Inc/AR	6,603	217	OncoMed Pharmaceuticals Inc (a),(b)	3,479	83
IBERIABANK Corp	102,764	6,403	Otonomy Inc (a)	77,375	2,030
LegacyTexas Financial Group Inc	1,232	31	OvaScience Inc (a),(b)	15,668	388
Opus Bank	121,727	3,810	Pacific Biosciences of California Inc (a)	16,084	83
PacWest Bancorp	50,610	2,283	PDL BioPharma Inc (b)	27,634	184
Pinnacle Financial Partners Inc	10,910	520	PTC Therapeutics Inc (a)	70,647	4,150
PrivateBancorp Inc	179,135	6,641	Puma Biotechnology Inc (a)	44,290	7,998
Prosperity Bancshares Inc	173,803	9,271

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Biotechnology (continued)			Commercial Services (continued)
Repligen Corp (a)	5,517	$163	Global Payments Inc	63,117	$6,329
Sage Therapeutics Inc (a),(b)	45,868	2,431	Grand Canyon Education Inc (a)	8,273	375
Sangamo BioSciences Inc (a)	11,878	147	Hackett Group Inc/The	1,482	14
Sequenom Inc (a),(b)	30,945	137	Healthcare Services Group Inc	157,811	4,777
Spectrum Pharmaceuticals Inc (a),(b)	4,052	23	HealthEquity Inc (a)	1,045	27
Stemline Therapeutics Inc (a)	4,170	58	Heartland Payment Systems Inc	6,045	308
Synageva BioPharma Corp (a),(b)	39,800	3,660	HMS Holdings Corp (a)	15,079	257
Theravance Biopharma Inc (a)	6,220	100	Huron Consulting Group Inc (a)	648	39
Theravance Inc (b)	13,602	221	INC Research Holdings Inc (a)	2,219	74
Tokai Pharmaceuticals Inc (a),(b)	1,434	14	Insperity Inc	3,989	192
Ultragenyx Pharmaceutical Inc (a)	88,486	4,994	James River Group Holdings Ltd	524	12
Veracyte Inc (a)	1,776	16	K12 Inc (a)	3,839	62
ZIOPHARM Oncology Inc (a),(b)	83,632	737	Kforce Inc	144,427	3,284
		$84,593	Korn/Ferry International	49,172	1,551
			Landauer Inc	2,585	83
Building Materials - 1.04%			LendingTree Inc (a)	45,310	2,493
AAON Inc	6,332	152	Liberty Tax Inc	1,132	31
Apogee Enterprises Inc	110,971	5,839	LifeLock Inc (a)	12,258	179
Boise Cascade Co (a)	6,812	236
Continental Building Products Inc (a)	3,160	70	Matthews International Corp	15,200	738
			Medifast Inc (a)	3,324	100
Drew Industries Inc	4,058	230	Monro Muffler Brake Inc	5,636	338
Griffon Corp	2,310	39	Multi-Color Corp	1,579	99
Headwaters Inc (a)	12,692	223
			National Research Corp	2,260	33
Lennox International Inc	11,350	1,203	Neff Corp (a)	821	10
Nortek Inc (a)	1,379	117
Patrick Industries Inc (a)	2,246	135	Nutrisystem Inc	8,015	153
			On Assignment Inc (a)	9,289	313
Simpson Manufacturing Co Inc	757	25	PAREXEL International Corp (a)	37,791	2,403
Summit Materials Inc (a)	191,601	4,539	Patriot National Inc (a)	97,074	1,308
Trex Co Inc (a)	94,987	4,456	Performant Financial Corp (a)	7,437	22
US Concrete Inc (a)	3,830	139	Providence Service Corp/The (a)	3,111	132
		$17,403	RPX Corp (a)	1,223	19
Chemicals - 0.91%			Sotheby's	9,345	399
A Schulman Inc	1,881	80	SP Plus Corp (a)	3,736	85
Aceto Corp	1,175	23	Strayer Education Inc (a)	3,033	154
Balchem Corp	5,256	276	Team Health Holdings Inc (a)	186,296	11,097
Calgon Carbon Corp	9,210	204	Team Inc (a)	134,045	5,239
Chemtura Corp (a)	11,069	334	TriNet Group Inc (a)	1,329	47
Ferro Corp (a)	10,844	146	TrueBlue Inc (a)	7,334	211
Hawkins Inc	454	18	United Rentals Inc (a)	59,339	5,731
HB Fuller Co	7,826	327	Weight Watchers International Inc (a),(b)	6,917	59
Innophos Holdings Inc	2,200	116	WEX Inc (a)	58,248	6,565
Innospec Inc	1,314	57	WuXi PharmaTech Cayman Inc ADR(a)	89,992	3,885
Minerals Technologies Inc	1,655	112	Xoom Corp (a),(b)	303,547	5,364
PolyOne Corp	340,354	13,290			$140,825
Quaker Chemical Corp	1,586	132
Sensient Technologies Corp	804	53	Barracuda Computers Networks - 3.06% Inc (a),(b)	2,183	88
Zep Inc	1,772	35	Carbonite Inc (a)	4,957	51
		$15,203	Cray Inc (a)	6,154	173
Coal - 0.01%			DST Systems Inc	13,800	1,588
SunCoke Energy Inc	12,665	222	Electronics For Imaging Inc (a)	62,131	2,593
			EPAM Systems Inc (a)	86,989	5,629
			ExlService Holdings Inc (a)	3,874	133
Commercial Services - 8.42%			Fleetmatics Group PLC (a)	6,358	290
Advisory Board Co/The (a)	144,647	7,505	Genpact Ltd (a)	344,056	7,521
American Public Education Inc (a)	4,613	129	Globant SA (a)	1,278	27
AMN Healthcare Services Inc (a)	58,315	1,330	IGATE Corp (a)	6,216	296
ARC Document Solutions Inc (a)	207,332	1,771	Luxoft Holding Inc (a)	2,195	114
Ascent Capital Group Inc (a)	124,794	4,997	Manhattan Associates Inc (a)	13,194	693
Bright Horizons Family Solutions Inc (a)	358,367	18,019	MAXIMUS Inc	214,760	13,747
Capella Education Co	128,729	6,955	MTS Systems Corp	2,683	189
Cardtronics Inc (a)	7,680	290	NetScout Systems Inc (a)	6,258	257
Carriage Services Inc	718	17	Qualys Inc (a)	3,476	172
Cimpress NV (a)	96,313	8,084	Quantum Corp (a)	24,296	49
Corporate Executive Board Co	146,868	12,312	RealD Inc (a)	11,072	136
CorVel Corp (a)	3,096	111	Science Applications International Corp	6,949	348
CoStar Group Inc (a)	64,938	13,275	Super Micro Computer Inc (a)	60,608	1,744
Deluxe Corp	4,580	297	Sykes Enterprises Inc (a)	909	23
Electro Rent Corp	305	3	Synaptics Inc (a)	115,220	9,761
Euronet Worldwide Inc (a)	8,932	522	Syntel Inc (a)	5,330	240
EVERTEC Inc	11,188	232	TeleTech Holdings Inc	2,340	61
ExamWorks Group Inc (a)	6,067	248	Unisys Corp (a)	4,666	101
Forrester Research Inc	3,050	106	VeriFone Systems Inc (a)	138,816	4,966
Franklin Covey Co (a)	1,684	31	Virtusa Corp (a)	4,467	178

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electronics (continued)
Vocera Communications Inc (a)	6,147	$70	Imprivata Inc (a)	1,097	$16
		$51,238	Mesa Laboratories Inc	735	62
			Methode Electronics Inc	31,169	1,323
Consumer Products - 0.03%			Newport Corp (a)	9,786	187
Central Garden and Pet Co - A Shares (a)	1,183	11
Helen of Troy Ltd (a)	1,849	162	NVE Corp	528	36
			OSI Systems Inc (a)	1,243	83
Tumi Holdings Inc (a)	7,655	179	Plexus Corp (a)	3,279	141
WD-40 Co	2,567	208	Rogers Corp (a)	1,427	104
		$560	TASER International Inc (a),(b)	88,960	2,686
Cosmetics & Personal Care - 0.00%			Watts Water Technologies Inc	579	32
Inter Parfums Inc	328	10	Woodward Inc	117,281	5,518
Revlon Inc (a)	735	29			$20,366
		$39	Energy - Alternate Sources - 0.10%
			Enphase Energy Inc (a),(b)	88,359	1,110
Distribution & Wholesale - 1.37%
H&E Equipment Services Inc	340,409	8,415	FutureFuel Corp	1,065	12
Pool Corp	168,241	10,918	Green Plains Inc	5,457	170
Rentrak Corp (a),(b)	65,343	3,097	Pacific Ethanol Inc (a),(b)	450	5
Watsco Inc	4,634	557	Pattern Energy Group Inc	6,637	192
		$22,987	REX American Resources Corp (a)	1,302	82
			TerraForm Power Inc	2,977	118
Diversified Financial Services - 1.31%			Vivint Solar Inc (a),(b)	2,091	30
Aircastle Ltd	5,305	127			$1,719
BGC Partners Inc	13,147	132
Blackhawk Network Holdings Inc (a)	9,216	339	Engineering & Construction - 0.84%
Cohen & Steers Inc	2,928	111	Aegion Corp (a)	1,242	23
CoreLogic Inc/United States (a)	210,668	8,239	Argan Inc	1,274	41
Credit Acceptance Corp (a)	1,164	275	Comfort Systems USA Inc	1,995	41
Diamond Hill Investment Group Inc	766	140	Dycom Industries Inc (a)	242,920	11,170
Ellie Mae Inc (a)	40,873	2,248	Exponent Inc	2,326	206
Encore Capital Group Inc (a)	3,236	131	MasTec Inc (a)	11,608	208
Evercore Partners Inc - Class A	6,071	293	Mistras Group Inc (a)	4,578	82
Financial Engines Inc (b)	7,710	325	Tutor Perini Corp (a)	110,330	2,339
Greenhill & Co Inc	4,254	168			$14,110
Higher One Holdings Inc (a)	3,432	10
INTL. FCStone Inc (a)	970	31	Entertainment - 0.45%
			Carmike Cinemas Inc (a)	3,624	109
MarketAxess Holdings Inc	5,771	496	Churchill Downs Inc	1,502	179
OM Asset Management PLC	3,777	73	Eros International PLC (a)	2,208	39
PennyMac Financial Services Inc (a)	2,213	42
PRA Group Inc (a)	9,415	516	National CineMedia Inc	348,539	5,312
			Pinnacle Entertainment Inc (a)	10,489	386
Silvercrest Asset Management Group Inc	1,481	23	Scientific Games Corp (a)	69,890	885
Stifel Financial Corp (a)	123,414	6,521
Virtu Financial Inc (a)	26,150	559	Vail Resorts Inc	6,367	632
Virtus Investment Partners Inc	1,298	173			$7,542
WageWorks Inc (a)	6,331	319	Environmental Control - 0.97%
Westwood Holdings Group Inc	2,037	119	MSA Safety Inc	5,198	238
WisdomTree Investments Inc	16,801	320	Tetra Tech Inc	1,068	29
World Acceptance Corp (a),(b)	2,201	186	US Ecology Inc	3,226	151
		$21,916	Waste Connections Inc	333,989	15,834
					$16,252
Electric - 0.01%
EnerNOC Inc (a)	1,864	21	Food - 1.59%
Ormat Technologies Inc	4,267	156	B&G Foods Inc	7,625	232
		$177	Calavo Growers Inc	2,177	110
			Cal-Maine Foods Inc (b)	5,375	240
Electrical Components & Equipment - 0.59%			Chefs' Warehouse Inc/The (a)	235,841	4,295
Acuity Brands Inc	17,415	2,908	Diamond Foods Inc (a)	3,291	92
Advanced Energy Industries Inc (a)	6,618	162	Fresh Market Inc/The (a)	7,416	261
Belden Inc	7,816	656	Hain Celestial Group Inc (a)	15,380	926
Canadian Solar Inc (a)	103,200	3,653	Inventure Foods Inc (a)	61,520	600
EnerSys	2,908	197	J&J Snack Foods Corp	2,578	269
Generac Holdings Inc (a),(b)	12,227	510
			Lancaster Colony Corp	1,984	178
Littelfuse Inc	3,476	341	Lifeway Foods Inc (a)	1,287	26
TCP International Holdings Ltd (a)	1,199	4
Universal Display Corp (a)	31,329	1,381	Sanderson Farms Inc	3,423	257
			Seaboard Corp (a)	4	14
		$9,812	Smart & Final Stores Inc (a)	1,940	34
			Sprouts Farmers Market Inc (a)	298,955	9,562
Badger Electronics Meter - 1.22% Inc	2,504	156	Tootsie Roll Industries Inc (b)	4,762	148
Coherent Inc (a)	465	28	TreeHouse Foods Inc (a)	76,556	6,221
ESCO Technologies Inc	142,137	5,216	United Natural Foods Inc (a)	8,750	590
FARO Technologies Inc (a)	72,288	2,879	WhiteWave Foods Co/The (a)	56,198	2,471
FEI Co	6,519	492			$26,526
Fluidigm Corp (a)	4,242	159
IMAX Corp (a)	33,400	1,248	Forest Products & Paper - 0.03%
			Clearwater Paper Corp (a)	3,304	212

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Forest Products & Paper (continued)			Healthcare - Services (continued)
Deltic Timber Corp (c)	1,630	$104	Capital Senior Living Corp (a)	4,388	$115
Neenah Paper Inc	2,383	144	Chemed Corp	3,139	362
Schweitzer-Mauduit International Inc	1,199	53	Ensign Group Inc/The	3,660	154
		$513	Genesis Healthcare Inc (a)	2,925	20
			HealthSouth Corp	11,947	540
Hand & Machine Tools - 0.48%			Healthways Inc (a)	4,249	74
Franklin Electric Co Inc	6,677	242	ICON PLC (a)	93,444	6,012
Lincoln Electric Holdings Inc	116,425	7,784	Invitae Corp (a)	1,756	19
		$8,026	IPC Healthcare Inc (a)	2,791	137
Healthcare - Products - 5.14%			Kindred Healthcare Inc	2,185	50
Abaxis Inc	21,731	1,391	Laboratory Corp of America Holdings (a)	19,306	2,308
ABIOMED Inc (a)	7,120	450	Molina Healthcare Inc (a)	5,413	321
Accuray Inc (a),(b)	13,417	109	NeoStem Inc (a),(b)	3,299	9
Affymetrix Inc (a)	4,710	57	Premier Inc (a)	182,523	6,918
Align Technology Inc (a)	105,837	6,227	RadNet Inc (a)	8,005	67
AtriCure Inc (a)	95,246	2,096	Select Medical Holdings Corp	12,811	186
Atrion Corp	423	137	Surgical Care Affiliates Inc (a)	3,330	126
BioTelemetry Inc (a)	4,057	33	US Physical Therapy Inc	3,275	154
Cantel Medical Corp	27,890	1,250	WellCare Health Plans Inc (a)	75,762	5,867
Cardiovascular Systems Inc (a)	221,818	6,942			$43,967
Cepheid (a)	110,104	6,177
Cerus Corp (a),(b)	25,144	112	Holding Companies - Diversified - 0.28%
			FCB Financial Holdings Inc (a)	91,490	2,448
Cyberonics Inc (a)	4,688	286	Horizon Pharma PLC (a)	75,804	2,132
Cynosure Inc (a)	2,083	70	HRG Group Inc (a)	9,153	115
Endologix Inc (a)	24,916	388
Entellus Medical Inc (a)	855	24			$4,695
GenMark Diagnostics Inc (a),(b)	11,576	111	Home Builders - 0.17%
Genomic Health Inc (a),(b)	4,668	126	Cavco Industries Inc (a)	2,402	158
Globus Medical Inc (a)	11,318	270	Installed Building Products Inc (a)	23,006	479
Haemonetics Corp (a)	1,160	47	KB Home	9,267	134
HeartWare International Inc (a)	79,650	6,030	Ryland Group Inc/The	48,860	2,014
Henry Schein Inc (a)	68,045	9,329			$2,785
IDEXX Laboratories Inc (a)	53,824	6,748
Inogen Inc (a)	93,961	3,452	Home Furnishings - 0.62%
Insulet Corp (a)	9,683	289	American Woodmark Corp (a)	3,441	174
Integra LifeSciences Holdings Corp (a)	2,858	168	DTS Inc/CA (a)	1,226	44
Intersect ENT Inc (a)	936	24	Ethan Allen Interiors Inc	41,110	996
K2M Group Holdings Inc (a)	325,985	6,849	Harman International Industries Inc	14,669	1,913
LDR Holding Corp (a),(b)	252,510	8,547	iRobot Corp (a),(b)	4,419	143
Luminex Corp (a)	10,484	163	La-Z-Boy Inc	7,782	204
Masimo Corp (a)	7,660	259	Norcraft Cos Inc (a)	2,053	53
			Select Comfort Corp (a)	9,394	290
Meridian Bioscience Inc	7,261	129	Tempur Sealy International Inc (a)	105,993	6,456
MiMedx Group Inc (a),(b)	16,273	153
NanoString Technologies Inc (a)	2,810	34	Universal Electronics Inc (a)	2,679	144
Natus Medical Inc (a)	5,617	212			$10,417
Navidea Biopharmaceuticals Inc (a)	31,813	43
Neovasc Inc (a)	273,269	2,249	Libbey Housewares Inc - 0.01%	3,013	119
Novadaq Technologies Inc (a)	155,159	1,677
NuVasive Inc (a)	31,195	1,395
NxStage Medical Inc (a)	10,499	192	Insurance - 0.44%
OraSure Technologies Inc (a)	1,011	6	AmTrust Financial Services Inc (b)	38,226	2,273
Quidel Corp (a)	4,819	112	Atlas Financial Holdings Inc (a)	47,720	881
Sientra Inc (a)	930	16	Employers Holdings Inc	4,873	119
Sirona Dental Systems Inc (a)	72,227	6,699	Essent Group Ltd (a)	7,739	193
Spectranetics Corp/The (a),(b)	62,803	1,610	Federated National Holding Co	3,311	95
STERIS Corp	10,522	700	HCI Group Inc	1,614	70
SurModics Inc (a)	588	15	Heritage Insurance Holdings Inc (a)	1,791	36
Thoratec Corp (a)	9,600	385	Infinity Property & Casualty Corp	1,155	86
Unilife Corp (a)	28,397	95	Maiden Holdings Ltd	1,385	20
Utah Medical Products Inc	1,052	57	MGIC Investment Corp (a)	127,640	1,330
Vascular Solutions Inc (a)	4,787	153	Radian Group Inc	112,500	2,009
West Pharmaceutical Services Inc	12,585	671	United Insurance Holdings Corp	4,183	70
Zeltiq Aesthetics Inc (a),(b)	37,310	1,146	Universal Insurance Holdings Inc	5,443	131
		$85,910			$7,313

Healthcare - Services - 2.63%			Internet - 3.28%
AAC Holdings Inc (a)	872	30	8x8 Inc (a)	204,747	1,787
Acadia Healthcare Co Inc (a),(b)	290,312	19,887	Bankrate Inc (a)	1,769	22
Addus HomeCare Corp (a)	160	4	Bazaarvoice Inc (a)	5,865	32
Air Methods Corp (a)	6,740	308	Blue Nile Inc (a)	3,184	87
Alliance HealthCare Services Inc (a)	532	11	ChannelAdvisor Corp (a)	151,260	1,547
Amsurg Corp (a)	2,521	158	Chegg Inc (a)	210,830	1,566
Bio-Reference Laboratories Inc (a)	3,914	130	Cogent Communications Holdings Inc	135,452	4,740
			comScore Inc (a)	62,033	3,248

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Internet (continued)			Machinery - Diversified (continued)
Criteo SA ADR(a)	33,005	$1,368	Middleby Corp/The (a)	93,352	$9,460
DHI Group Inc (a)	3,231	25	Tennant Co	30,034	1,931
Endurance International Group Holdings Inc	8,207	150	Twin Disc Inc	1,546	28
(a),(b)			Zebra Technologies Corp (a)	85,009	7,828
ePlus Inc (a)	63	5			$39,137
Etsy Inc (a)	2,277	51
FireEye Inc (a),(b)	35,100	1,450	Media - 0.21%
FTD Cos Inc (a)	491	14	AMC Networks Inc (a)	35,100	2,648
Global Sources Ltd (a)	641	4	Crown Media Holdings Inc (a)	7,512	28
GrubHub Inc (a)	72,512	2,985	Gray Television Inc (a)	13,796	183
HealthStream Inc (a)	5,707	165	Nexstar Broadcasting Group Inc	5,247	307
HomeAway Inc (a)	463,128	12,944	Saga Communications Inc	204	8
			Sinclair Broadcast Group Inc (b)	12,048	369
j2 Global Inc	8,327	578	Townsquare Media Inc (a)	1,506	21
Lionbridge Technologies Inc (a)	18,000	100
magicJack VocalTec Ltd (a)	4,465	29			$3,564
NIC Inc	11,201	190	Metal Fabrication & Hardware - 0.87%
Orbitz Worldwide Inc (a)	6,524	76	CIRCOR International Inc	2,815	154
Overstock.com Inc (a)	3,136	67	Mueller Industries Inc	5,589	196
Pandora Media Inc (a)	220,426	3,932	Mueller Water Products Inc - Class A	87,333	818
Perficient Inc (a)	6,299	130	NN Inc	4,542	114
Reis Inc	128	3	Omega Flex Inc	789	23
RetailMeNot Inc (a),(b)	8,570	158	RBC Bearings Inc	77,755	5,675
RingCentral Inc (a),(b)	486,139	8,376	Rexnord Corp (a)	13,673	362
Rubicon Project Inc/The (a)	1,996	35	Sun Hydraulics Corp	3,389	132
Shutterfly Inc (a)	3,547	159	Valmont Industries Inc (b)	56,596	7,132
Shutterstock Inc (a),(b)	99,435	6,711			$14,606
Stamps.com Inc (a)	2,243	139
TrueCar Inc (a),(b)	74,378	1,147	Mining - 0.07%
VASCO Data Security International Inc (a),(b)	8,110	206	Coeur Mining Inc (a)	7,923	41
VirnetX Holding Corp (a),(b)	11,723	76	Globe Specialty Metals Inc	11,032	220
Web.com Group Inc (a)	7,795	143	Gold Resource Corp	9,955	34
WebMD Health Corp (a)	6,597	291	Materion Corp	2,128	85
XO Group Inc (a)	7,314	119	Ring Energy Inc (a)	5,643	68
Zix Corp (a)	16,791	72	Stillwater Mining Co (a)	19,403	261
		$54,927	United States Lime & Minerals Inc	469	31
			US Silica Holdings Inc (b)	9,647	360
Iron & Steel - 0.01%					$1,100
Worthington Industries Inc	7,835	212
			Miscellaneous Manufacturing - 2.34%
			Actuant Corp	83,767	1,995
Leisure Products & Services - 0.76%			American Railcar Industries Inc (b)	2,459	131
Black Diamond Inc (a)	44,702	403
			AZZ Inc	4,501	209
Brunswick Corp/DE	133,233	6,667	Blount International Inc	13,624	181
Escalade Inc	577	10	Carlisle Cos Inc	103,035	9,943
Fox Factory Holding Corp (a)	2,901	44
Liberty TripAdvisor Holdings Inc (a)	142,094	4,222	Chase Corp	1,570	56
(a)			CLARCOR Inc	8,447	549
Life Time Fitness Inc	617	44	Colfax Corp (a)	62,157	3,082
Malibu Boats Inc (a)	56,505	1,196
			EnPro Industries Inc	3,402	218
Nautilus Inc(a)	4,944	83	GP Strategies Corp (a)	2,637	86
		$12,669	Handy & Harman Ltd (a)	139	5
Lodging - 0.49%			Harsco Corp	12,091	194
Boyd Gaming Corp (a)	10,636	140	Hexcel Corp	405,213	20,322
Diamond Resorts International Inc (a)	244,065	7,812	Hillenbrand Inc	11,435	336
Interval Leisure Group Inc	5,203	129	John Bean Technologies Corp	5,079	196
La Quinta Holdings Inc (a)	4,800	116	Lydall Inc (a)	4,103	110
		$8,197	Park-Ohio Holdings Corp	2,350	109
			Polypore International Inc (a)	6,910	405
Machinery - Construction & Mining - 0.01%			Proto Labs Inc (a)	3,405	238
Hyster-Yale Materials Handling Inc	1,809	133	Raven Industries Inc	6,420	128
			Smith & Wesson Holding Corp (a),(b)	9,342	139
Machinery Diversified - 2.34%			Standex International Corp	1,612	130
Adept Technology -Inc (a )	41,930	256	Sturm Ruger & Co Inc	2,908	159
			TriMas Corp (a)	7,094	200
Altra Industrial Motion Corp	4,801	127
Applied Industrial Technologies Inc	4,128	173			$39,121
Chart Industries Inc (a)	5,407	219
			Office Furnishings - 0.16%
Cognex Corp	77,992	3,501	Herman Miller Inc	10,413	285
Columbus McKinnon Corp/NY	754	19	HNI Corp	7,441	347
DXP Enterprises Inc (a)	3,515	158	Interface Inc	10,002	217
Gorman-Rupp Co/The	5,089	138	Knoll Inc	67,269	1,532
IDEX Corp	201,289	15,098	Steelcase Inc	12,498	220
Kadant Inc	400	20			$2,601
Lindsay Corp	1,812	144
Manitex International Inc (a),(b)	3,744	37	Oil & Gas - 0.89%
			Abraxas Petroleum Corp (a)	24,921	95

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Adams Resources & Energy Inc	34	$2	Auspex Pharmaceuticals Inc (a)	1,584	$160
Alon USA Energy Inc	1,948	31	BioDelivery Sciences International Inc (a)	11,646	94
Approach Resources Inc (a),(b)	4,505	40	BioSpecifics Technologies Corp (a)	943	36
Bonanza Creek Energy Inc (a)	5,889	162	Cara Therapeutics Inc (a)	1,489	16
Carrizo Oil & Gas Inc (a)	9,221	514	Catalent Inc (a)	7,541	217
Clayton Williams Energy Inc (a)	1,557	87	Cempra Inc (a)	5,234	165
Delek US Holdings Inc	5,549	205	Chimerix Inc (a)	4,525	154
Diamondback Energy Inc (a)	39,831	3,289	Clovis Oncology Inc (a)	3,700	297
EXCO Resources Inc	16,182	33	Depomed Inc (a)	187,203	4,354
FMSA Holdings Inc (a),(b)	2,433	21	DexCom Inc (a)	190,465	12,870
Gastar Exploration Inc (a)	18,296	66	Dicerna Pharmaceuticals Inc (a),(b)	977	20
Jones Energy Inc (a),(b)	3,829	39	Diplomat Pharmacy Inc (a),(b)	148,317	5,313
Laredo Petroleum Inc (a),(b)	266,168	4,205	Dyax Corp (a)	232,433	5,558
Magnum Hunter Resources Corp - Warrants	37,021	—	Enanta Pharmaceuticals Inc (a)	2,847	98
(a),(c),(d)			Esperion Therapeutics Inc (a),(b)	18,020	1,714
Matador Resources Co (a)	119,652	3,317	Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	1,398	14
North Atlantic Drilling Ltd	5,141	8	Galectin Therapeutics Inc (a),(b)	5,333	16
Panhandle Oil and Gas Inc	3,914	89	GW Pharmaceuticals PLC ADR(a)	32,844	3,437
Parsley Energy Inc (a)	7,974	138	Hyperion Therapeutics Inc (a)	2,982	137
PDC Energy Inc (a)	792	45	IGI Laboratories Inc (a),(b)	8,939	45
PetroQuest Energy Inc (a)	14,445	39	Impax Laboratories Inc (a)	3,801	172
Rosetta Resources Inc (a)	2,580	59	Infinity Pharmaceuticals Inc (a)	13,373	169
RSP Permian Inc (a)	1,819	53	Insys Therapeutics Inc (a),(b)	2,795	147
Sanchez Energy Corp (a)	64,220	943	Ironwood Pharmaceuticals Inc (a)	20,900	286
Synergy Resources Corp (a)	68,058	815	Jazz Pharmaceuticals PLC (a)	31,139	5,565
TransAtlantic Petroleum Ltd (a)	3,083	18	Keryx Biopharmaceuticals Inc (a),(b)	17,691	189
Trecora Resources (a)	4,941	59	Lannett Co Inc (a)	4,424	254
Triangle Petroleum Corp (a),(b)	11,010	66	MannKind Corp (a),(b)	34,309	147
W&T Offshore Inc (b)	3,465	22	Marinus Pharmaceuticals Inc (a)	37,043	329
Western Refining Inc	8,910	393	Natural Grocers by Vitamin Cottage Inc (a)	26,300	692
		$14,853	Nektar Therapeutics (a)	12,550	119
			Neogen Corp (a)	6,313	281
Oil & Gas Services - 0.65%			Neurocrine Biosciences Inc (a)	95,204	3,246
Basic Energy Services Inc (a)	8,482	86	Nevro Corp (a)	57,748	2,600
C&J Energy Services Ltd (a)	10,705	187	Ohr Pharmaceutical Inc (a)	5,743	16
CARBO Ceramics Inc	5,437	240	Ophthotech Corp (a)	3,820	173
Dril-Quip Inc (a)	35,303	2,814	OPKO Health Inc (a),(b)	30,657	422
Flotek Industries Inc (a)	9,293	133	Orexigen Therapeutics Inc (a),(b)	21,408	141
Forum Energy Technologies Inc (a)	5,880	137	Osiris Therapeutics Inc (a),(b)	4,507	68
Geospace Technologies Corp (a)	375	8	Pacira Pharmaceuticals Inc/DE (a)	6,357	435
Gulf Island Fabrication Inc	1,419	19	Pain Therapeutics Inc (a)	10,541	22
ION Geophysical Corp (a)	5,528	13	Pernix Therapeutics Holdings Inc (a)	9,163	58
Matrix Service Co (a)	7,129	157
Oil States International Inc (a)	69,430	3,304	Phibro Animal Health Corp	4,097	130
			Portola Pharmaceuticals Inc (a)	90,585	3,233
PHI Inc (a)	210	7	POZEN Inc (a)	7,077	55
Pioneer Energy Services Corp (a)	11,917	89	PRA Health Sciences Inc (a)	4,658	133
Profire Energy Inc (a)	3,890	6	Prestige Brands Holdings Inc (a)	9,261	364
Superior Energy Services Inc	138,844	3,540	Progenics Pharmaceuticals Inc (a)	4,338	21
Tesco Corp	801	10	Radius Health Inc (a)	2,188	78
Thermon Group Holdings Inc (a)	5,448	127	Raptor Pharmaceutical Corp (a),(b)	10,453	106
Willbros Group Inc (a)	10,363	26	Receptos Inc (a)	65,200	9,607
		$10,903	Regulus Therapeutics Inc (a),(b)	4,306	54
			Relypsa Inc (a)	19,085	552
Packaging & Containers - 0.09%
AEP Industries Inc (a)	1,006	51	Repros Therapeutics Inc (a),(b)	6,686	51
Berry Plastics Group Inc (a)	8,797	301	Sagent Pharmaceuticals Inc (a)	4,732	110
Graphic Packaging Holding Co	57,533	811	SciClone Pharmaceuticals Inc (a)	8,555	70
KapStone Paper and Packaging Corp	14,931	417	Sucampo Pharmaceuticals Inc (a)	4,785	85
		$1,580	Supernus Pharmaceuticals Inc (a)	8,060	103
			Synta Pharmaceuticals Corp (a)	17,618	40
Pharmaceuticals - 5.61%			TESARO Inc (a)	71,583	3,899
ACADIA Pharmaceuticals Inc (a)	11,183	382	Tetraphase Pharmaceuticals Inc (a)	78,547	2,771
AcelRx Pharmaceuticals Inc (a),(b)	6,829	27	TherapeuticsMD Inc (a)	17,956	116
Achaogen Inc (a)	1,871	10	Threshold Pharmaceuticals Inc (a)	15,303	54
Adamas Pharmaceuticals Inc (a)	77,509	1,339	USANA Health Sciences Inc (a),(b)	1,569	178
Agios Pharmaceuticals Inc (a),(b)	26,479	2,446	Vanda Pharmaceuticals Inc (a),(b)	9,276	85
Akebia Therapeutics Inc (a)	67,810	520	VCA Inc (a)	44,100	2,248
Akorn Inc (a)	146,193	6,087	Vitae Pharmaceuticals Inc (a)	1,342	18
Amicus Therapeutics Inc (a)	139,170	1,400	Vivus Inc (a),(b)	24,299	54
Amphastar Pharmaceuticals Inc (a)	2,223	32	Xencor Inc (a)	139,685	1,986
Anacor Pharmaceuticals Inc (a)	3,345	176	XenoPort Inc (a)	1,802	11
Anika Therapeutics Inc (a)	4,033	138	Zogenix Inc (a)	33,124	46
Aratana Therapeutics Inc (a)	247,683	3,197	ZS Pharma Inc (a)	35,560	1,354
Array BioPharma Inc (a)	19,642	123			$93,735

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pipelines - 0.05%			Retail (continued)
Primoris Services Corp	6,686	$128	HSN Inc	5,878	$367
SemGroup Corp	7,646	644	Jack in the Box Inc	78,012	6,769
		$772	Kirkland's Inc (a)	32,765	778
			Krispy Kreme Doughnuts Inc (a)	220,190	3,920
Private Equity - 0.07%			Lithia Motors Inc	7,483	746
Fifth Street Asset Management Inc	956	11	Lumber Liquidators Holdings Inc (a),(b)	4,126	113
GSV Capital Corp (a)	120,166	1,156	MarineMax Inc (a)	118,217	2,610
		$1,167	Mattress Firm Holding Corp (a),(b)	2,264	134
Real Estate - 0.13%			Men's Wearhouse Inc	5,719	324
Consolidated-Tomoka Land Co	321	18	Movado Group Inc	2,282	67
HFF Inc	4,960	194	Nathan's Famous Inc	827	34
Marcus & Millichap Inc (a)	48,530	1,717	Outerwall Inc (b)	3,218	214
St Joe Co/The (a)	8,948	156	Papa John's International Inc	5,451	335
		$2,085	Party City Holdco Inc (a)	28,300	588
			PetMed Express Inc	5,446	86
REITS - 0.25%			Pier 1 Imports Inc (b)	14,395	182
Alexander's Inc	298	128	Popeyes Louisiana Kitchen Inc (a)	4,093	228
American Assets Trust Inc	2,084	83	PriceSmart Inc	42,182	3,394
CoreSite Realty Corp	3,611	174	Red Robin Gourmet Burgers Inc (a)	46,042	3,457
DuPont Fabros Technology Inc	5,665	176	Restoration Hardware Holdings Inc (a)	4,814	415
EastGroup Properties Inc	4,928	282	Rush Enterprises Inc - Class A (a)	4,341	113
Empire State Realty Trust Inc	15,827	285	Ruth's Hospitality Group Inc	6,268	91
National Health Investors Inc	6,614	441	Shake ShackInc (a),(b)	1,243	85
Potlatch Corp	7,037	260	Sonic Corp	6,603	189
PS Business Parks Inc	1,722	131	Texas Roadhouse Inc	12,332	414
QTS Realty Trust Inc	3,958	144	Tilly's Inc (a)	101,191	1,350
Ryman Hospitality Properties Inc	3,836	221	Tuesday Morning Corp (a)	391,617	6,195
Sabra Health Care REIT Inc	9,595	287	Vera Bradley Inc (a)	5,873	84
Saul Centers Inc	2,281	115	Vitamin Shoppe Inc (a)	4,212	176
Sovran Self Storage Inc	5,419	473	Zoe's Kitchen Inc (a),(b)	227,989	6,983
Strategic Hotels & Resorts Inc (a)	31,690	371	Zumiez Inc (a)	4,596	146
Sun Communities Inc	8,484	527			$89,285
Urstadt Biddle Properties Inc	4,777	99
		$4,197	Savings & Loans - 0.20%
			B of I Holding Inc (a)	22,060	2,026
Retail - 5.34%			Investors Bancorp Inc	11,429	135
American Eagle Outfitters Inc	341,930	5,441	Meridian Bancorp Inc (a)	5,362	69
America's Car-Mart Inc/TX (a)	319	16	Pacific Premier Bancorp Inc (a)	70,975	1,111
ANN Inc (a)	8,313	315	United Financial Bancorp Inc	2,352	30
Asbury Automotive Group Inc (a)	4,874	410			$3,371
BJ's Restaurants Inc (a)	1,520	71
Bloomin' Brands Inc	13,361	303	Semiconductors - 4.10%
Boot Barn Holdings Inc (a)	719	18	Ambarella Inc (a)	5,142	376
Bravo Brio Restaurant Group Inc (a)	3,745	55	Amkor Technology Inc (a)	12,419	87
Brown Shoe Co Inc	5,729	170	Brooks Automation Inc	1,287	14
Buckle Inc/The	4,878	219	Cabot Microelectronics Corp (a)	3,553	168
Buffalo Wild Wings Inc (a)	61,369	9,776	Cavium Inc (a)	296,011	19,179
Build-A-Bear Workshop Inc (a)	2,298	42	Cirrus Logic Inc (a)	5,152	174
Burlington Stores Inc (a)	62,517	3,224	Cypress Semiconductor Corp (a)	46,822	624
Casey's General Stores Inc	6,790	558	Diodes Inc (a)	6,877	184
Cato Corp/The	1,108	44	Entegris Inc (a)	11,635	155
Cheesecake Factory Inc/The	8,838	443	Inphi Corp (a)	75,165	1,612
Christopher & Banks Corp (a)	190,440	1,131	Integrated Device Technology Inc (a)	169,707	3,087
Chuy's Holdings Inc (a)	82,949	1,876	Intersil Corp	275,767	3,681
Conn's Inc (a),(b)	4,184	117	InvenSense Inc (a),(b)	10,821	161
Cracker Barrel Old Country Store Inc	3,128	414	IPG Photonics Corp (a)	48,917	4,333
CST Brands Inc	33,205	1,385	Lattice Semiconductor Corp (a)	20,050	119
Dave & Buster's Entertainment Inc (a)	101,506	3,200	M/A-COM Technology Solutions Holdings	183,259	5,584
Denny's Corp (a)	16,360	170	Inc (a),(b)
DineEquity Inc	1,798	173	Mellanox Technologies Ltd (a)	166,752	7,752
Diversified Restaurant Holdings Inc (a)	144,405	527	Microsemi Corp (a)	135,151	4,509
DSW Inc	41,300	1,498	Monolithic Power Systems Inc	141,588	7,339
El Pollo Loco Holdings Inc (a),(b)	1,779	47	Pixelworks Inc (a)	98,440	458
Express Inc (a)	1,306	21	Power Integrations Inc	5,274	261
Fiesta Restaurant Group Inc (a)	4,636	234	Rambus Inc (a)	19,893	275
Finish Line Inc/The	3,125	77	Semtech Corp (a)	11,660	272
First Cash Financial Services Inc (a)	5,341	258	Silicon Laboratories Inc (a)	126,718	6,548
Five Below Inc (a)	256,271	8,642	Silicon Motion Technology Corp ADR	47,300	1,386
Francesca's Holdings Corp (a)	131,645	2,228	Tessera Technologies Inc	5,471	197
Freshpet Inc (a),(b)	240,456	5,213	Ultra Clean Holdings Inc (a)	2,415	14
Genesco Inc (a)	546	37	Xcerra Corp (a)	5,773	57
Group 1 Automotive Inc	1,187	94			$68,606
Habit Restaurants Inc/The (a)	1,226	41
Hibbett Sports Inc (a)	4,483	210

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Software - 15.42%			Telecommunications (continued)
2U Inc (a),(b)	121,141	$3,224	CommScope Holding Co Inc (a)	54,900	$1,620
ACI Worldwide Inc (a)	19,818	456	Consolidated Communications Holdings Inc	5,890	124
Advent Software Inc	8,975	390	DigitalGlobe Inc (a)	149,111	4,797
American Software Inc/Georgia	6,785	66	FairPoint Communications Inc (a)	4,495	89
Aspen Technology Inc (a)	125,539	5,573	Finisar Corp (a)	14,540	296
AVG Technologies NV (a)	5,988	143	Fortinet Inc (a)	349,491	13,190
Blackbaud Inc	299,231	15,120	General Communication Inc (a)	9,690	154
Bottomline Technologies de Inc (a)	4,949	133	Gigamon Inc (a)	51,138	1,505
Broadridge Financial Solutions Inc	339,250	18,292	Gogo Inc (a),(b)	8,446	178
BroadSoft Inc (a)	331,874	10,501	GTT Communications Inc (a)	158,160	2,888
Castlight Health Inc (a),(b)	2,898	22	Harmonic Inc (a)	3,371	24
CommVault Systems Inc (a)	8,247	377	IDT Corp - Class B	4,273	73
Computer Programs & Systems Inc	3,034	159	Infinera Corp (a)	135,171	2,541
Constant Contact Inc (a)	5,346	186	Inteliquent Inc	8,815	167
Cornerstone OnDemand Inc (a)	7,966	228	Intelsat SA (a)	1,832	23
CSG Systems International Inc	3,934	115	InterDigital Inc/PA	6,619	362
Cvent Inc (a)	4,942	133	Leap Wireless International Inc - Rights	5,801	15
Dealertrack Technologies Inc (a)	181,145	7,121	(a),(c),(d)
Demandware Inc (a)	42,611	2,625	LogMeIn Inc (a)	4,193	269
Envestnet Inc (a)	145,624	7,465	Loral Space & Communications Inc (a)	1,965	136
Epiq Systems Inc	461	8	Lumos Networks Corp	4,187	59
Everyday Health Inc (a)	66,507	815	NeuStar Inc (a),(b)	9,071	272
Fair Isaac Corp	161,296	14,268	NTELOS Holdings Corp	1,982	11
Glu Mobile Inc (a),(b)	471,413	3,187	Numerex Corp (a)	3,318	36
Guidewire Software Inc (a)	227,672	11,372	Plantronics Inc	6,768	360
HubSpot Inc (a),(b)	1,128	44	Polycom Inc (a)	11,111	145
Imperva Inc (a)	105,912	4,831	Premiere Global Services Inc (a)	1,957	20
inContact Inc (a)	92,628	959	Qorvo Inc (a)	25,684	1,693
Infoblox Inc (a)	393,066	9,261	RigNet Inc (a)	3,154	118
Informatica Corp (a)	132,277	6,359	Ruckus Wireless Inc (a)	11,244	131
Inovalon Holdings Inc (a)	33,600	848	Shenandoah Telecommunications Co	5,739	198
Interactive Intelligence Group Inc (a)	317,146	13,948	ShoreTel Inc (a)	17,416	121
Kofax Ltd (a)	11,210	124	Sonus Networks Inc (a)	13,555	107
MedAssets Inc (a)	10,149	205	TESSCO Technologies Inc	102	2
Medidata Solutions Inc (a)	105,225	5,622	Ubiquiti Networks Inc (b)	5,062	145
Merge Healthcare Inc (a)	19,787	98	ViaSat Inc (a)	6,400	385
MicroStrategy Inc (a)	21,835	3,976	Vonage Holdings Corp (a)	363,840	1,685
Model N Inc (a)	130,320	1,531	West Corp	5,580	173
Monotype Imaging Holdings Inc	6,735	218			$48,022
Omnicell Inc (a)	6,399	227
PDF Solutions Inc (a)	51,706	934	Textiles - 0.07%
Pegasystems Inc	290,259	6,252	Culp Inc	301	8
Proofpoint Inc (a),(b)	325,180	17,553	G&K Services Inc	16,855	1,190
PROS Holdings Inc (a)	122,431	2,722			$1,198
Qlik Technologies Inc (a)	125,924	4,381
			Transportation - 2.66%
Quality Systems Inc	8,715	136	ArcBest Corp	4,242	151
Radware Ltd (a)	55,780	1,320	Celadon Group Inc	334	9
RealPage Inc (a)	7,763	154	Echo Global Logistics Inc (a)	6,565	190
Sapiens International Corp NV (a)	846	7	Forward Air Corp	24,836	1,251
SolarWinds Inc (a)	195,266	9,525	GasLog Ltd	2,086	47
SPS Commerce Inc (a)	35,306	2,305	Genesee & Wyoming Inc (a)	91,346	8,491
SS&C Technologies Holdings Inc	164,285	9,885	Heartland Express Inc	8,221	172
Synchronoss Technologies Inc (a)	213,976	9,818	HUB Group Inc (a)	5,518	220
SYNNEX Corp	811	62	Kirby Corp (a)	99,979	7,851
Tableau Software Inc (a)	86,471	8,461	Knight Transportation Inc	338,295	9,777
Take-Two Interactive Software Inc (a)	194,110	4,600	Landstar System Inc	121,572	7,575
Tyler Technologies Inc (a)	5,669	691	Marten Transport Ltd	2,682	60
Ultimate Software Group Inc/The (a)	138,103	22,955	Matson Inc	4,145	168
Veeva Systems Inc (a)	43,300	1,150	PAM Transportation Services Inc (a)	160	9
Verint Systems Inc (a)	76,065	4,673	Roadrunner Transportation Systems Inc (a)	254,389	6,224
		$257,814	Saia Inc (a)	4,296	175
			Swift Transportation Co (a)	15,174	367
Storage & Warehousing - 0.00%
Wesco Aircraft Holdings Inc (a)	2,415	38	Universal Truckload Services Inc	1,117	24
			Werner Enterprises Inc	2,527	68
			XPO Logistics Inc (a)	32,959	1,599
Telecommunications - 2.87%					$44,428
ADTRAN Inc	7,582	126
Alliance Fiber Optic Products Inc	3,470	64	Trucking & Leasing - 0.02%
Anixter International Inc (a)	2,137	151	General Finance Corp (a)	2,903	22
Aruba Networks Inc (a)	445,415	10,962	Greenbrier Cos Inc/The (b)	4,901	283
CalAmp Corp (a)	51,201	1,009	Textainer Group Holdings Ltd	1,453	44
Ciena Corp (a)	72,872	1,552			$349
Cincinnati Bell Inc (a)	13,339	46

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Water - 0.01%
American States Water Co	737	$29
SJW Corp	829	24
York Water Co/The	2,196	55
		$108
TOTAL COMMON STOCKS		$1,561,395
INVESTMENT COMPANIES - 11.07%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 11.07%
BlackRock Liquidity Funds FedFund Portfolio	4,306,988	4,307
Cash Account Trust - Government & Agency	613,972	614
Portfolio - Government Cash Managed
First American Government Obligations Fund	99,314,818	99,315
Goldman Sachs Financial Square Funds -	80,878,265	80,878
Government Fund (e)
		$185,114
TOTAL INVESTMENT COMPANIES		$185,114
Total Investments		$1,746,509
Liabilities in Excess of Other Assets, Net - (4.43)%			$(74,095)
TOTAL NET ASSETS - 100.00%		$1,672,414

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $29 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28.53%
Technology		22.58%
Industrial		14.45%
Exchange Traded Funds		11.07%
Consumer, Cyclical		10.63%
Financial		7.79%
Communications		6.36%
Energy		1.70%
Basic Materials		1.02%
Diversified		0.28%
Utilities		0.02%
Liabilities in Excess of Other Assets, Net		(4.43)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long	855	$105,723	$104,002	$(1,721)
Total					$(1,721)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS - 97.93%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.07%			Banks (continued)
Harte-Hanks Inc	67,710	$460	PrivateBancorp Inc	112,211	$4,160
Journal Media Group Inc (a)	8,832	82	S&T Bancorp Inc	45,225	1,217
Sizmek Inc (a)	35,241	245	Simmons First National Corp	24,685	1,080
		$787	Southside Bancshares Inc	36,948	1,009
			Susquehanna Bancshares Inc	289,234	3,887
Aerospace & Defense - 1.65%			Talmer Bancorp Inc	91,849	1,413
AAR Corp	60,032	1,815	Texas Capital Bancshares Inc (a)	72,675	3,827
Aerojet Rocketdyne Holdings Inc (a)	99,592	1,958	Tompkins Financial Corp	18,923	987
Aerovironment Inc (a)	31,864	816	TrustCo Bank Corp NY	150,799	1,006
Cubic Corp	34,551	1,713	UMB Financial Corp	60,302	3,002
Curtiss-Wright Corp	75,883	5,544	United Bankshares Inc/WV	101,282	3,806
Kaman Corp	43,100	1,797	United Community Banks Inc/GA	71,772	1,336
Moog Inc (a)	63,290	4,423	Walker & Dunlop Inc (a)	44,442	851
National Presto Industries Inc (b)	7,796	488	Westamerica Bancorporation	40,686	1,772
		$18,554	Wilshire Bancorp Inc	111,955	1,181
Agriculture - 0.31%			Wintrust Financial Corp	75,118	3,661
Andersons Inc/The	42,405	1,810			$89,789
Universal Corp/VA	35,921	1,690	Biotechnology - 1.27%
		$3,500	Acorda Therapeutics Inc (a)	67,613	2,033
			ANI Pharmaceuticals Inc (a)	13,021	794
Airlines - 0.48%			Cambrex Corp (a)	49,386	1,901
Allegiant Travel Co	21,569	3,316	Emergent Biosolutions Inc (a)	46,969	1,394
Republic Airways Holdings Inc (a)	79,622	975	Ligand Pharmaceuticals Inc (a)	28,293	2,197
SkyWest Inc	81,529	1,113	Medicines Co/The (a)	103,978	2,663
		$5,404	Momenta Pharmaceuticals Inc (a)	76,826	1,341
Apparel - 2.21%			Repligen Corp (a)	48,847	1,441
Crocs Inc (a)	123,607	1,632	Spectrum Pharmaceuticals Inc (a),(b)	91,901	519
G-III Apparel Group Ltd (a)	30,334	3,372			$14,283
Iconix Brand Group Inc (a)	76,010	2,000
Oxford Industries Inc	23,021	1,829	Building Materials - 1.61%
Perry Ellis International Inc (a)	19,099	457	AAON Inc	66,102	1,584
Quiksilver Inc (a)	195,950	325	Apogee Enterprises Inc	46,048	2,423
Skechers U.S.A. Inc (a)	65,265	5,869	Boise Cascade Co (a)	62,694	2,176
Steven Madden Ltd (a)	88,981	3,472	Drew Industries Inc	37,995	2,153
Unifi Inc (a)	22,816	805	Gibraltar Industries Inc (a)	46,147	764
Wolverine World Wide Inc	163,694	5,030	Griffon Corp	66,614	1,120
			Headwaters Inc (a)	117,037	2,058
		$24,791	PGT Inc (a)	75,625	856
Automobile Parts & Equipment - 0.72%			Quanex Building Products Corp	53,788	1,038
Dorman Products Inc (a),(b)	48,536	2,273	Simpson Manufacturing Co Inc	66,542	2,181
Gentherm Inc (a)	56,674	2,988	Universal Forest Products Inc	31,736	1,756
Standard Motor Products Inc	33,084	1,251			$18,109
Superior Industries International Inc	36,793	684
Titan International Inc	85,380	887	Chemicals - 2.05%
		$8,083	A Schulman Inc	46,221	1,962
			Aceto Corp	43,454	842
Banks - 7.99%			American Vanguard Corp	40,310	440
Bank of the Ozarks Inc	111,614	4,326	Balchem Corp	49,143	2,576
Banner Corp	30,531	1,381	Calgon Carbon Corp	83,822	1,860
BBCN Bancorp Inc	126,267	1,792	Hawkins Inc	15,045	593
Boston Private Financial Holdings Inc	132,011	1,736	HB Fuller Co	79,898	3,337
Cardinal Financial Corp	50,866	1,049	Innophos Holdings Inc	34,112	1,802
Central Pacific Financial Corp	41,953	961	Intrepid Potash Inc (a)	89,313	1,119
City Holding Co	24,091	1,107	Koppers Holdings Inc	32,548	732
Columbia Banking System Inc	84,853	2,520	Kraton Performance Polymers Inc (a)	50,032	1,128
Community Bank System Inc	64,783	2,264	OM Group Inc	48,025	1,443
CVB Financial Corp	153,232	2,398	Quaker Chemical Corp	21,129	1,758
First BanCorp/Puerto Rico (a)	165,737	996	Rayonier Advanced Materials Inc	68,024	1,137
First Commonwealth Financial Corp	143,759	1,297	Stepan Co	30,396	1,548
First Financial Bancorp	97,621	1,685	Zep Inc	36,605	728
First Financial Bankshares Inc (b)	101,842	2,949			$23,005
First Midwest Bancorp Inc/IL	123,806	2,117
FNB Corp/PA	274,214	3,639	Coal - 0.25%
			Arch Coal Inc (a)	337,112	328
Glacier Bancorp Inc	119,243	3,141	Cloud Peak Energy Inc (a)	96,907	629
Hanmi Financial Corp	50,676	1,078
Home BancShares Inc/AR	93,365	3,070	SunCoke Energy Inc	105,304	1,846
Independent Bank Corp/Rockland MA	41,484	1,731			$2,803
LegacyTexas Financial Group Inc	57,554	1,465	Commercial Services - 4.62%
MB Financial Inc	101,495	3,058	ABM Industries Inc	82,696	2,650
National Penn Bancshares Inc	222,214	2,311	Albany Molecular Research Inc (a),(b)	37,801	683
NBT Bancorp Inc	70,216	1,696	American Public Education Inc (a)	27,356	763
OFG Bancorp	70,851	998	AMN Healthcare Services Inc (a)	74,815	1,707
Old National Bancorp/IN	173,169	2,365	Brink's Co/The	77,138	2,042
Pinnacle Financial Partners Inc	51,701	2,464

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Capella Education Co	17,264	$933	Financial Engines Inc (b)	82,530	$3,480
Cardtronics Inc (a)	71,157	2,685	FXCM Inc (b)	67,406	135
Career Education Corp (a)	95,433	401	Greenhill & Co Inc	42,513	1,681
CDI Corp	23,070	315	Interactive Brokers Group Inc - A Shares	92,860	3,153
CorVel Corp (a)	13,924	498	Investment Technology Group Inc	55,248	1,574
Cross Country Healthcare Inc (a)	47,666	529	MarketAxess Holdings Inc	59,289	5,090
ExamWorks Group Inc (a)	54,996	2,252	Piper Jaffray Cos (a)	26,576	1,341
Forrester Research Inc	17,199	598	PRA Group Inc (a)	76,984	4,217
Green Dot Corp (a)	64,008	1,031	Virtus Investment Partners Inc	11,121	1,486
Healthcare Services Group Inc	113,169	3,426	WageWorks Inc (a)	52,490	2,645
Heartland Payment Systems Inc	57,806	2,942	World Acceptance Corp (a),(b)	14,379	1,217
Heidrick & Struggles International Inc	26,075	627			$31,497
Insperity Inc	35,814	1,725
Kelly Services Inc	47,330	777	Electric - 1.52%
Korn/Ferry International	80,060	2,524	Allete Inc	66,666	3,353
Landauer Inc	15,183	490	Avista Corp	91,087	2,971
Matthews International Corp	47,133	2,287	El Paso Electric Co	64,082	2,385
Medifast Inc (a)	17,813	534	NorthWestern Corp	74,699	3,891
Monro Muffler Brake Inc	50,280	3,011	UIL Holdings Corp	89,800	4,479
Monster Worldwide Inc (a)	144,225	850			$17,079
Navigant Consulting Inc (a)	76,366	1,104
			Electrical Components & Equipment - 1.18%
Nutrisystem Inc	45,995	876	Advanced Energy Industries Inc (a)	60,739	1,485
On Assignment Inc (a)	73,652	2,478	Encore Wire Corp	29,617	1,333
PAREXEL International Corp (a)	87,013	5,532	EnerSys	70,160	4,764
Providence Service Corp/The (a)	18,885	803	General Cable Corp	77,608	1,266
Resources Connection Inc	59,783	942	Littelfuse Inc	35,879	3,516
Strayer Education Inc (a)	17,314	878	Powell Industries Inc	14,747	489
TrueBlue Inc (a)	65,974	1,899	Vicor Corp (a)	26,409	403
Universal Technical Institute Inc	34,306	290			$13,256
Viad Corp	31,873	847
		$51,929	Electronics - 3.11%
			American Science & Engineering Inc	11,883	445
Computers - 3.24%			Badger Meter Inc	22,954	1,428
Agilysys Inc (a)	23,550	222	Bel Fuse Inc	16,979	349
CACI International Inc (a)	38,373	3,386	Benchmark Electronics Inc (a)	83,625	1,968
Ciber Inc (a)	112,416	397	Brady Corp	75,751	2,017
Electronics For Imaging Inc (a)	74,473	3,108	Checkpoint Systems Inc	66,430	688
Engility Holdings Inc	27,717	772	Coherent Inc (a)	39,276	2,357
ExlService Holdings Inc (a)	50,065	1,724	CTS Corp	53,110	953
IGATE Corp (a)	56,510	2,688	Electro Scientific Industries Inc	42,476	242
Insight Enterprises Inc (a)	63,133	1,807	ESCO Technologies Inc	41,477	1,522
LivePerson Inc (a)	78,982	742	FARO Technologies Inc (a)	27,501	1,095
Manhattan Associates Inc (a)	117,890	6,196	II-VI Inc (a)	82,384	1,466
Mercury Systems Inc (a)	51,521	711	Methode Electronics Inc	60,900	2,586
MTS Systems Corp	23,843	1,683	Newport Corp (a)	62,928	1,200
NetScout Systems Inc (a),(b)	59,565	2,448	OSI Systems Inc (a)	29,565	1,987
Super Micro Computer Inc (a)	56,172	1,616	Park Electrochemical Corp	33,264	722
Sykes Enterprises Inc (a)	61,872	1,549	Plexus Corp (a)	53,450	2,301
Synaptics Inc (a)	58,303	4,939	Rofin-Sinar Technologies Inc (a)	44,614	1,056
TeleTech Holdings Inc	27,618	716	Rogers Corp (a)	29,246	2,126
Virtusa Corp (a)	42,779	1,703	Sanmina Corp (a)	132,091	2,685
		$36,407	TASER International Inc (a),(b)	83,401	2,518
			TTM Technologies Inc (a)	84,994	795
Consumer Products - 0.61%
Central Garden and Pet Co - A Shares (a)	67,390	660	Watts Water Technologies Inc	45,005	2,455
Helen of Troy Ltd (a)	42,437	3,718			$34,961
Wausau Paper Corp	79,493	741	Energy - Alternate Sources - 0.19%
WD-40 Co	21,865	1,770	FutureFuel Corp	35,411	385
		$6,889	Green Plains Inc	54,351	1,692
Cosmetics & Personal Care - 0.07%					$2,077
Inter Parfums Inc	27,058	817	Engineering & Construction - 1.02%
			Aegion Corp (a)	59,301	1,092
Distribution & Wholesale - 0.78%			Comfort Systems USA Inc	58,872	1,218
Pool Corp	69,272	4,495	Dycom Industries Inc (a)	54,020	2,484
ScanSource Inc (a)	45,514	1,814	EMCOR Group Inc	100,018	4,464
United Stationers Inc	61,241	2,487	Exponent Inc	20,440	1,811
			Orion Marine Group Inc (a)	43,705	368
		$8,796
					$11,437
Diversified Financial Services - 2.80%
Calamos Asset Management Inc	27,062	335	Entertainment - 0.73%
Encore Capital Group Inc (a)	38,110	1,541	Marriott Vacations Worldwide Corp	44,408	3,651
Enova International Inc (a)	41,925	776	Pinnacle Entertainment Inc (a)	95,674	3,517
Evercore Partners Inc - Class A	58,580	2,826	Scientific Games Corp (a),(b)	78,135	990
					$8,158

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Environmental Control - 0.38%			Healthcare - Services (continued)
Tetra Tech Inc	97,923	$2,655	IPC Healthcare Inc (a)	27,447	$1,343
US Ecology Inc	34,352	1,611	Kindred Healthcare Inc	132,603	3,043
		$4,266	LHC Group Inc (a)	19,510	626
			Magellan Health Inc (a)	42,346	2,681
Food - 1.82%			Molina Healthcare Inc (a)	51,481	3,049
B&G Foods Inc	91,874	2,793	Select Medical Holdings Corp	154,219	2,244
Calavo Growers Inc	24,444	1,238			$29,235
Cal-Maine Foods Inc (b)	47,637	2,130
Darling Ingredients Inc (a)	261,587	3,573	Home Builders - 0.82%
Diamond Foods Inc (a)	41,963	1,177	M/I Homes Inc (a)	38,928	878
J&J Snack Foods Corp	23,742	2,477	Meritage Homes Corp (a)	59,388	2,540
Sanderson Farms Inc	32,754	2,460	Ryland Group Inc/The	74,133	3,056
Seneca Foods Corp - Class A (a)	11,249	324	Standard Pacific Corp (a)	233,607	1,892
Snyder's-Lance Inc	82,759	2,444	Winnebago Industries Inc	42,751	886
SpartanNash Co	60,058	1,812			$9,252
		$20,428
			Home Furnishings - 1.03%
Forest Products & Paper - 0.80%			American Woodmark Corp (a)	19,953	1,012
Clearwater Paper Corp (a)	30,362	1,942	Daktronics Inc	62,348	669
Deltic Timber Corp (c)	17,583	1,126	DTS Inc/CA (a)	27,292	978
Neenah Paper Inc	26,521	1,604	Ethan Allen Interiors Inc	41,353	1,002
PH Glatfelter Co	68,440	1,697	iRobot Corp (a),(b)	47,121	1,528
Schweitzer-Mauduit International Inc	48,479	2,143	La-Z-Boy Inc	81,291	2,131
Veritiv Corp (a)	12,958	515	Select Comfort Corp (a)	83,644	2,578
		$9,027	Universal Electronics Inc (a)	25,241	1,361
			VOXX International Corp (a)	31,416	299
Gas - 1.90%					$11,558
Laclede Group Inc/The	68,758	3,571
New Jersey Resources Corp	135,655	4,139	Housewares - 0.53%
Northwest Natural Gas Co	43,361	2,025	Toro Co	88,402	5,927
Piedmont Natural Gas Co Inc	125,108	4,684
South Jersey Industries Inc	54,052	2,851
Southwest Gas Corp	74,065	4,073	Insurance - 2.58%
			American Equity Investment Life Holding Co	122,087	3,290
		$21,343	Amerisafe Inc	30,011	1,356
			eHealth Inc (a)	28,296	347
Hand & Machine Tools - 0.20%
Franklin Electric Co Inc	62,669	2,266	Employers Holdings Inc	50,015	1,221
			HCI Group Inc	14,184	618
			Horace Mann Educators Corp	65,248	2,217
Healthcare - Products - 4.37%			Infinity Property & Casualty Corp	18,221	1,351
Abaxis Inc	33,646	2,153	Meadowbrook Insurance Group Inc	73,980	632
ABIOMED Inc (a)	58,753	3,715
Affymetrix Inc (a),(b)	118,654	1,439	Montpelier Re Holdings Ltd ADR	58,880	2,244
			Navigators Group Inc/The (a)	17,247	1,346
Analogic Corp	19,703	1,665	ProAssurance Corp	88,637	3,984
AngioDynamics Inc (a)	40,796	681
			RLI Corp	58,918	2,926
Cantel Medical Corp	56,055	2,511	Safety Insurance Group Inc	20,023	1,164
CONMED Corp	43,782	2,199	Selective Insurance Group Inc	90,327	2,433
CryoLife Inc	39,937	407	Stewart Information Services Corp	35,040	1,279
Cyberonics Inc (a)	41,342	2,518
Cynosure Inc (a)	34,379	1,149	United Fire Group Inc	33,335	996
Greatbatch Inc (a)	40,264	2,171	United Insurance Holdings Corp	26,259	437
Haemonetics Corp (a)	81,774	3,314	Universal Insurance Holdings Inc	47,664	1,145
Hanger Inc (a)	56,045	1,252			$28,986
ICU Medical Inc (a)	21,858	1,844	Internet - 1.73%
Integra LifeSciences Holdings Corp (a)	40,083	2,356	8x8 Inc (a)	142,718	1,246
Invacare Corp	46,410	932	Blucora Inc (a)	65,181	891
Luminex Corp (a)	60,654	941	Blue Nile Inc (a)	18,853	513
Masimo Corp (a)	76,034	2,567	comScore Inc (a)	53,075	2,779
Meridian Bioscience Inc	66,233	1,174	DHI Group Inc (a)	60,047	456
Merit Medical Systems Inc (a)	69,291	1,345	FTD Cos Inc (a)	29,669	847
Natus Medical Inc (a)	50,698	1,912	HealthStream Inc (a)	33,851	980
NuVasive Inc (a)	76,461	3,420	j2 Global Inc	72,777	5,049
SurModics Inc (a)	20,548	518	Liquidity Services Inc (a)	39,038	365
Vascular Solutions Inc (a)	24,859	797	NIC Inc	96,546	1,641
West Pharmaceutical Services Inc	113,540	6,050	Perficient Inc (a)	55,956	1,154
		$49,030	QuinStreet Inc (a)	55,112	299
			Stamps.com Inc (a)	23,246	1,439
Healthcare - Services - 2.60%			VASCO Data Security International Inc (a),(b)	46,117	1,172
Air Methods Corp (a)	56,743	2,593	XO Group Inc (a)	38,423	625
Almost Family Inc (a)	12,495	541
Amedisys Inc (a)	53,475	1,487			$19,456
Amsurg Corp (a)	75,347	4,726	Iron & Steel - 0.13%
Bio-Reference Laboratories Inc (a)	39,260	1,300	AK Steel Holding Corp (a),(b)	282,339	1,434
Chemed Corp	26,996	3,111
Ensign Group Inc/The	35,862	1,510
Healthways Inc (a)	56,394	981

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services - 0.17%			Oil & Gas (continued)
Arctic Cat Inc	20,561	$730	PDC Energy Inc (a)	62,490	$3,546
Callaway Golf Co	123,178	1,192	Penn Virginia Corp (a)	113,678	759
		$1,922	PetroQuest Energy Inc (a)	93,091	250
			Rex Energy Corp (a),(b)	78,990	395
Lodging - 0.36%			Stone Energy Corp (a)	88,799	1,516
Boyd Gaming Corp (a)	124,982	1,650	Swift Energy Co (a),(b)	69,887	211
Interval Leisure Group Inc	62,570	1,551	Synergy Resources Corp (a)	143,610	1,720
Marcus Corp/The	29,165	565			$17,678
Monarch Casino & Resort Inc (a)	16,020	293
		$4,059	Oil & Gas Services - 1.70%
			Basic Energy Services Inc (a)	53,832	548
Machinery - Construction & Mining - 0.11%			Bristow Group Inc	55,195	3,429
Astec Industries Inc	29,866	1,257	CARBO Ceramics Inc	31,419	1,390
			Exterran Holdings Inc	109,332	4,053
			Flotek Industries Inc (a)	78,816	1,126
Machinery - Diversified - 0.91%
Albany International Corp	45,451	1,782	Geospace Technologies Corp (a)	20,877	451
Applied Industrial Technologies Inc	65,299	2,728	Gulf Island Fabrication Inc	21,202	280
Briggs & Stratton Corp	71,467	1,397	Gulfmark Offshore Inc (b)	39,896	599
DXP Enterprises Inc (a)	20,446	921	ION Geophysical Corp (a)	203,748	464
Lindsay Corp	19,082	1,511	Matrix Service Co (a)	42,419	932
Tennant Co	29,244	1,880	Newpark Resources Inc (a)	133,509	1,370
		$10,219	Pioneer Energy Services Corp (a)	101,428	755
			SEACOR Holdings Inc (a)	27,373	1,989
Media - 0.33%			Tesco Corp	57,289	737
EW Scripps Co/The	82,989	1,933	Tetra Technologies Inc (a)	126,412	913
Scholastic Corp	42,577	1,730			$19,036
		$3,663
			Packaging & Containers - 0.33%
Metal Fabrication & Hardware - 0.69%			KapStone Paper and Packaging Corp	134,282	3,753
AM Castle & Co (a),(b)	27,686	109
CIRCOR International Inc	28,083	1,534
Haynes International Inc	19,765	879	Pharmaceuticals - 1.63%
Mueller Industries Inc	90,400	3,168	Anika Therapeutics Inc (a)	23,586	805
Olympic Steel Inc	14,487	159	Depomed Inc (a)	94,585	2,200
RTI International Metals Inc (a)	48,852	1,839	Impax Laboratories Inc (a)	105,349	4,768
		$7,688	Lannett Co Inc (a)	42,074	2,419
			Neogen Corp (a)	58,692	2,614
Mining - 1.10%			PharMerica Corp (a)	47,887	1,373
Century Aluminum Co (a)	82,037	1,057	Prestige Brands Holdings Inc (a)	83,014	3,258
Globe Specialty Metals Inc	101,896	2,030	Sagent Pharmaceuticals Inc (a)	35,980	839
Kaiser Aluminum Corp	27,961	2,247			$18,276
Materion Corp	31,922	1,277
Stillwater Mining Co (a)	191,395	2,570	Publicly Traded Investment Fund - 0.37%
US Silica Holdings Inc (b)	84,685	3,163	iShares Core S&P Small-Cap ETF	36,322	4,188
		$12,344
			Real Estate - 0.25%
Miscellaneous Manufacturing - 2.12%			Forestar Group Inc (a)	53,390	788
Actuant Corp	97,952	2,333
AZZ Inc	40,837	1,895	HFF Inc	52,057	2,040
Barnes Group Inc	78,080	3,131			$2,828
EnPro Industries Inc	38,433	2,460	REITS - 8.05%
Fabrinet (a)	47,186	855	Acadia Realty Trust	108,225	3,344
Federal Signal Corp	99,630	1,566	Agree Realty Corp	27,979	861
Hillenbrand Inc	99,983	2,939	American Assets Trust Inc	58,810	2,341
John Bean Technologies Corp	46,556	1,797	Associated Estates Realty Corp	91,658	2,612
LSB Industries Inc (a)	30,945	1,312	Capstead Mortgage Corp	152,158	1,773
Lydall Inc (a)	27,508	738	CareTrust REIT Inc	44,614	557
Myers Industries Inc	39,534	639	Cedar Realty Trust Inc	117,340	820
Standex International Corp	20,283	1,640	Chesapeake Lodging Trust	91,917	2,918
Sturm Ruger & Co Inc (b)	29,756	1,631	CoreSite Realty Corp	33,926	1,631
Tredegar Corp	40,440	828	Cousins Properties Inc	326,537	3,180
		$23,764	DiamondRock Hospitality Co	318,395	4,317
Office Furnishings - 0.21%			EastGroup Properties Inc	50,766	2,904
Interface Inc	105,705	2,297	Education Realty Trust Inc	76,310	2,566
			EPR Properties	90,588	5,224
			Franklin Street Properties Corp	141,604	1,672
Oil & Gas - 1.57%			GEO Group Inc/The	117,822	4,595
Approach Resources Inc (a),(b)	59,290	520	Getty Realty Corp	41,394	719
Bill Barrett Corp (a)	78,653	912	Government Properties Income Trust	111,733	2,329
Bonanza Creek Energy Inc (a)	61,111	1,684	Healthcare Realty Trust Inc	157,870	4,042
Carrizo Oil & Gas Inc (a)	73,910	4,119	Inland Real Estate Corp	140,322	1,444
Comstock Resources Inc (b)	70,341	378	Kite Realty Group Trust	132,615	3,475
Contango Oil & Gas Co (a)	24,945	625	Lexington Realty Trust	335,623	3,111
Northern Oil and Gas Inc (a),(b)	90,356	799	LTC Properties Inc	56,442	2,453
Paragon Offshore PLC	134,595	244	Medical Properties Trust Inc	331,432	4,633

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

REITS (continued)			Savings & Loans (continued)
Parkway Properties Inc/MD	133,718	$2,176	Sterling Bancorp/DE	142,768	$1,853
Pennsylvania Real Estate Investment Trust	109,600	2,478			$12,364
Post Properties Inc	86,698	4,957
PS Business Parks Inc	30,779	2,350	Semiconductors - 3.17%
Retail Opportunity Investments Corp	148,180	2,486	Brooks Automation Inc	106,901	1,150
			Cabot Microelectronics Corp (a)	37,625	1,780
Sabra Health Care REIT Inc	94,069	2,811	CEVA Inc (a)	32,066	664
Saul Centers Inc	17,835	897	Cirrus Logic Inc (a)	99,627	3,365
Sovran Self Storage Inc	56,464	4,932
			Cohu Inc	40,818	427
Summit Hotel Properties Inc	136,715	1,801	Diodes Inc (a)	58,260	1,557
Universal Health Realty Income Trust	21,123	1,049	DSP Group Inc (a)	34,321	391
Urstadt Biddle Properties Inc	44,500	923	Exar Corp (a)	75,343	744
		$90,381	Kopin Corp (a)	96,294	320
Retail - 7.54%			Kulicke & Soffa Industries Inc (a)	121,919	1,842
Aeropostale Inc (a),(b)	125,654	388	Micrel Inc	70,780	963
Barnes & Noble Inc (a)	72,043	1,578	Microsemi Corp (a)	151,027	5,038
Big 5 Sporting Goods Corp	28,883	394	MKS Instruments Inc	84,485	2,941
Biglari Holdings Inc (a)	2,723	995	Monolithic Power Systems Inc	57,352	2,973
BJ's Restaurants Inc (a)	34,621	1,620	Nanometrics Inc (a)	37,880	586
Bob Evans Farms Inc	37,548	1,615	Pericom Semiconductor Corp	32,309	404
Brown Shoe Co Inc	69,496	2,064	Power Integrations Inc	46,580	2,305
Buckle Inc/The (b)	44,562	1,996	QLogic Corp (a)	138,713	2,039
Casey's General Stores Inc	61,699	5,071	Rudolph Technologies Inc (a)	51,252	658
Cash America International Inc	45,748	1,186	Tessera Technologies Inc	74,776	2,700
Cato Corp/The	40,780	1,604	Ultratech Inc (a)	43,512	868
Children's Place Inc/The	33,662	2,042	Veeco Instruments Inc (a)	64,098	1,891
Christopher & Banks Corp (a)	58,646	348			$35,606
Cracker Barrel Old Country Store Inc	37,993	5,033
DineEquity Inc	26,415	2,547	Software - 3.73%
Ezcorp Inc (a)	77,534	713	Blackbaud Inc	73,541	3,716
			Bottomline Technologies de Inc (a)	59,977	1,605
Finish Line Inc/The	74,127	1,818
First Cash Financial Services Inc (a)	44,971	2,174	Computer Programs & Systems Inc	16,554	866
Francesca's Holdings Corp (a)	67,173	1,137	CSG Systems International Inc	54,517	1,588
			Dealertrack Technologies Inc (a)	70,793	2,783
Fred's Inc	55,057	929	Digi International Inc (a)	38,682	391
Genesco Inc (a)	38,238	2,585
			Ebix Inc (b)	46,598	1,272
Group 1 Automotive Inc	33,881	2,676
			Epiq Systems Inc	50,589	906
Haverty Furniture Cos Inc	32,785	704	Interactive IntelligenceGroup Inc (a)	27,233	1,198
Hibbett Sports Inc (a)	39,703	1,858
Jack in the Box Inc	60,457	5,246	ManTech International Corp/VA	37,422	1,094
Kirkland's Inc (a)	23,418	556	MedAssets Inc (a)	95,638	1,936
			Medidata Solutions Inc (a)	86,412	4,617
Lithia Motors Inc	36,269	3,617	MicroStrategy Inc (a)	14,389	2,620
Lumber Liquidators Holdings Inc (a),(b)	42,988	1,182
MarineMax Inc (a)	40,004	883	Monotype Imaging Holdings Inc	62,459	2,024
			Omnicell Inc (a)	56,542	2,009
Men's Wearhouse Inc	72,569	4,107	Progress Software Corp (a)	80,465	2,124
Movado Group Inc	28,790	843
Outerwall Inc (b)	30,122	2,001	Quality Systems Inc	69,890	1,090
			Synchronoss Technologies Inc (a)	58,081	2,665
Papa John's International Inc	46,747	2,869
Pep Boys-Manny Moe & Jack/The (a)	84,975	778	SYNNEX Corp	44,550	3,408
PetMed Express Inc (b)	32,179	509	Take-Two Interactive Software Inc (a)	133,985	3,175
Popeyes Louisiana Kitchen Inc (a)	36,710	2,044	Tangoe Inc (a)	57,988	793
Red Robin Gourmet Burgers Inc (a)	22,304	1,675			$41,880
Regis Corp (a)	70,745	1,169	Storage & Warehousing - 0.25%
Ruby Tuesday Inc (a)	98,341	716	Mobile Mini Inc	73,301	2,825
Ruth's Hospitality Group Inc	55,227	804
Sonic Automotive Inc	52,578	1,228
Sonic Corp	80,742	2,313	Telecommunications - 2.15%
Stage Stores Inc	50,229	970	ADTRAN Inc	84,867	1,410
Stein Mart Inc	44,962	532	Anixter International Inc (a)	43,321	3,058
Texas Roadhouse Inc	99,826	3,354	Atlantic Tele-Network Inc	15,926	1,051
Tuesday Morning Corp (a)	69,588	1,101	Black Box Corp	24,397	486
Vitamin Shoppe Inc (a)	49,034	2,054	CalAmp Corp (a)	57,088	1,125
Zumiez Inc (a)	34,343	1,089	Cincinnati Bell Inc (a)	332,818	1,142
		$84,715	Comtech Telecommunications Corp	25,814	746
			Consolidated Communications Holdings Inc	74,384	1,567
Savings & Loans - 1.10%			General Communication Inc (a)	48,985	777
Astoria Financial Corp	139,668	1,839	Harmonic Inc (a)	140,762	987
B of I Holding Inc (a)	21,070	1,934	Iridium Communications Inc (a),(b)	125,366	1,275
Bank Mutual Corp	68,922	496	Ixia (a)	93,588	1,121
Brookline Bancorp Inc	111,219	1,198	LogMeIn Inc (a)	38,851	2,493
Dime Community Bancshares Inc	47,993	764	Lumos Networks Corp	32,475	459
Northwest Bancshares Inc	150,422	1,852	Netgear Inc (a)	55,130	1,669
Oritani Financial Corp	59,582	888	Spok Holdings Inc	34,434	648
Provident Financial Services Inc	85,555	1,540	ViaSat Inc (a)	69,602	4,185
					$24,199

See accompanying notes

Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Textiles - 0.45%
G&K Services Inc	31,660		$2,235
UniFirst Corp/MA	24,901		2,820
			$5,055

Transportation - 2.06%
ArcBest Corp	38,379		1,370
Atlas Air Worldwide Holdings Inc (a)	39,397		1,920
Celadon Group Inc	34,966		904
Echo Global Logistics Inc (a)	37,970		1,097
Era Group Inc (a)	30,783		683
Forward Air Corp	48,405		2,438
Heartland Express Inc	87,834		1,838
Hornbeck Offshore Services Inc (a)	50,256		1,148
HUB Group Inc (a)	54,449		2,173
Knight Transportation Inc	96,653		2,793
Matson Inc	68,899		2,790
Roadrunner Transportation Systems Inc (a)	44,090		1,079
Saia Inc (a)	39,191		1,597
UTI Worldwide Inc (a)	145,706		1,316
			$23,146

Water - 0.21%
American States Water Co	60,698		2,330

TOTAL COMMON STOCKS			$1,100,092
INVESTMENT COMPANIES - 5.00%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 5.00%
BlackRock Liquidity Funds FedFund Portfolio	25,404,842		25,404
Goldman Sachs Financial Square Funds -	30,792,654		30,793
Government Fund (d)
			$56,197
TOTAL INVESTMENT COMPANIES			$56,197
Total Investments			$1,156,289
Liabilities in Excess of Other Assets, Net - (2.93)%			$(32,959)
TOTAL NET ASSETS - 100.00%			$1,123,330

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Financial			22.77%
Consumer, Non-cyclical			17.30%
Consumer, Cyclical			16.28%
Industrial			15.37%
Technology			10.14%
Exchange Traded Funds			5.37%
Communications			4.28%
Basic Materials			4.08%
Energy			3.71%
Utilities			3.63%
Liabilities in Excess of Other Assets, Net			(2.93)%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short Contracts			Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long		208	$25,858	$25,301	$(557)
Total						$(557)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS - 93.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Automobile Parts & Equipment (continued)
EVINE Live Inc (a)	11,427	$68	Strattec Security Corp	2,241	$168
Harte-Hanks Inc	108,554	737	Superior Industries International Inc	30,497	567
Journal Media Group Inc (a)	27,269	253	Supreme Industries Inc	16,313	128
Marchex Inc	13,949	59	Tenneco Inc (a)	173,825	10,160
MDC Partners Inc	5,087	107	Titan International Inc	45,599	474
Sizmek Inc (a)	9,183	64			$18,038
		$1,288	Banks - 9.46%
			1st Constitution Bancorp (a)	882	10
Aerospace & Defense - 2.11%
AAR Corp	64,139	1,940	1st Source Corp	27,960	870
Arotech Corp (a)	9,039	25	Alliance Bancorp Inc of Pennsylvania	942	20
Cubic Corp	10,829	537	American National Bankshares Inc	2,630	59
Curtiss-Wright Corp	67,055	4,898	American River Bankshares (a)	5,499	54
Ducommun Inc (a)	24,585	747	Ameris Bancorp	30,917	772
Esterline Technologies Corp (a)	140,205	15,603	AmeriServ Financial Inc	22,099	71
Kaman Corp	2,124	89	Arrow Financial Corp	2,768	72
Kratos Defense & Security Solutions Inc (a)	58,275	319	ASB Bancorp Inc (a)	600	13
LMI Aerospace Inc (a)	6,534	74	Associated Banc-Corp	118,400	2,227
Moog Inc (a)	15,274	1,068	BancFirst Corp	1,796	104
National Presto Industries Inc	1,220	76	Bancorp Inc/The (a)	4,190	41
Orbital ATK Inc	19,437	1,422	BancorpSouth Inc	44,890	1,087
SIFCO Industries Inc	610	9	Bank of Commerce Holdings	1,302	7
Teledyne Technologies Inc (a)	13,927	1,462	Bank of Florida Corp (a),(b),(c)	6,269	—
Triumph Group Inc	10,494	622	Bank of Kentucky Financial Corp/The	1,587	76
		$28,891	Bank of the Ozarks Inc	100	4
			Banner Corp	4,753	215
Agriculture - 0.19%			Bar Harbor Bankshares	450	16
Alico Inc	662	31	BBCN Bancorp Inc	16,749	238
Alliance One International Inc (a)	185,090	244	BCB Bancorp Inc	1,563	19
Andersons Inc/The	10,245	437	Boston Private Financial Holdings Inc	78,789	1,036
Griffin Land & Nurseries Inc	872	27	Bridge Bancorp Inc	2,939	74
MGP Ingredients Inc	5,023	71	Bryn Mawr Bank Corp	8,953	269
Universal Corp/VA	26,269	1,236	Camden National Corp	1,910	73
Vector Group Ltd	27,463	608	Capital Bank Financial Corp (a)	267,253	7,248
		$2,654	Capital City Bank Group Inc	11,867	167
Airlines -0.61%			Cardinal Financial Corp	4,973	103
Hawaiian Holdings Inc (a)	59,421	1,371	Carolina Bank Holdings Inc (a)	378	4
JetBlue Airways Corp (a)	253,980	5,214	Cascade Bancorp (a)	14,452	70
Republic Airways Holdings Inc (a)	69,867	855	Cathay General Bancorp	29,262	837
SkyWest Inc	61,500	840	CenterState Banks Inc	6,311	77
		$8,280	Central Pacific Financial Corp	16,404	376
			Century Bancorp Inc/MA	957	37
Apparel - 1.82%			Chemical Financial Corp	19,457	601
Columbia Sportswear Co	12,952	812	Citizens & Northern Corp	5,410	107
Crocs Inc (a)	9,619	127	Citizens First Corp (a)	300	4
Delta Apparel Inc (a)	6,921	85	City Holding Co	2,549	117
Iconix Brand Group Inc (a)	94,992	2,499	CNB Financial Corp/PA	3,663	63
Lakeland Industries Inc (a)	6,346	58	Codorus Valley Bancorp Inc	1,132	24
Perry Ellis International Inc (a)	23,098	552	Colony Bankcorp Inc (a)	706	6
Quiksilver Inc (a)	26,714	44	Columbia Banking System Inc	9,412	280
Rocky Brands Inc	8,535	191	Community Bank System Inc	37,416	1,308
Skechers U.S.A. Inc (a)	29,725	2,674	Community Trust Bancorp Inc	3,948	127
Steven Madden Ltd (a)	232,675	9,079	Community West Bancshares	1,308	9
Superior Uniform Group Inc	8,828	150	CU Bancorp (a)	2,451	51
Unifi Inc (a)	23,343	824	Customers Bancorp Inc (a)	4,185	105
Weyco Group Inc	2,068	59	CVB Financial Corp	17,377	272
Wolverine World Wide Inc	254,169	7,811	Eastern Virginia Bankshares Inc	851	5
		$24,965	Enterprise Bancorp Inc/MA	1,838	39
			Enterprise Financial Services Corp	8,335	171
Automobile Parts & Equipment - 1.32%			Evans Bancorp Inc	387	9
Cooper Tire & Rubber Co	37,388	1,589	Farmers Capital Bank Corp (a)	4,587	107
Cooper-Standard Holding Inc (a)	1,869	114
			Fidelity Southern Corp	10,064	169
Dana Holding Corp	55,294	1,192	Financial Institutions Inc	21,751	512
Douglas Dynamics Inc	10,274	223	First Bancorp Inc/ME	2,418	40
Federal-Mogul Holdings Corp (a)	67,089	865
			First BanCorp/Puerto Rico (a)	68,630	413
Fuel Systems Solutions Inc (a)	1,153	13
Meritor Inc (a)	63,086	828	First Bancorp/Southern Pines NC	21,359	347
			First Bancshares Inc/The	1,620	26
Metaldyne Performance Group Inc	1,206	22	First Busey Corp	64,640	403
Miller Industries Inc/TN	19,567	438	First Business Financial Services Inc	1,385	63
Modine Manufacturing Co (a)	37,355	459
Motorcar Parts of America Inc (a)	28	1	First Citizens BancShares Inc/NC	1,922	462
			First Commonwealth Financial Corp	136,788	1,234
Remy International Inc	14,083	313	First Community Bancshares Inc/VA	22,594	378
Spartan Motors Inc	57,096	269	First Connecticut Bancorp Inc/Farmington CT	7,233	107
Standard Motor Products Inc	5,684	215	First Financial Bancorp	43,756	755

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Banks (continued)
First Financial Bankshares Inc	4,719	$137	Renasant Corp	22,611	$673
First Financial Corp/IN	7,610	258	Republic Bancorp Inc/KY	10,692	254
First Interstate BancSystem Inc	9,385	254	Republic First Bancorp Inc (a)	2,088	7
First Merchants Corp	80,415	1,815	S&T Bancorp Inc	26,701	718
First Midwest Bancorp Inc/IL	167,775	2,869	Sandy Spring Bancorp Inc	34,572	901
First NBC Bank Holding Co (a)	3,772	133	SB Financial Group Inc	2,685	29
First of Long Island Corp/The	3,052	76	Select Bancorp Inc (a)	2,142	15
First United Corp (a)	1,489	13	Sierra Bancorp	20,510	336
First West Virginia Bancorp Inc	163	4	Simmons First National Corp	3,709	162
FirstMerit Corp	768,026	14,877	South State Corp	3,477	235
FNB Corp/PA	133,938	1,777	Southcoast Financial Corp (a)	598	5
Fulton Financial Corp	183,799	2,235	Southern First Bancshares Inc (a)	357	6
German American Bancorp Inc	3,336	95	Southern National Bancorp of Virginia Inc	1,953	23
Glacier Bancorp Inc	23,658	624	Southside Bancshares Inc	3,544	97
Great Southern Bancorp Inc	2,867	113	Southwest Bancorp Inc	18,619	321
Great Western Bancorp Inc	4,648	102	Square 1 Financial Inc (a)	8,292	214
Guaranty Bancorp	6,767	107	State Bank Financial Corp	4,979	100
Guaranty Federal Bancshares Inc	541	8	Stock Yards Bancorp Inc	2,382	83
Hancock Holding Co	41,743	1,215	Summit State Bank	804	11
Hanmi Financial Corp	5,106	108	Sun Bancorp Inc/NJ (a)	4,529	86
Hawthorn Bancshares Inc	1,619	22	Susquehanna Bancshares Inc	312,031	4,194
Heartland Financial USA Inc	2,980	103	Sussex Bancorp	1,215	14
Heritage Commerce Corp	7,073	63	Synovus Financial Corp	12,685	351
Heritage Financial Corp/WA	4,382	74	Texas Capital Bancshares Inc (a)	4,238	223
Heritage Oaks Bancorp	5,673	45	TierOne Corp (a),(b),(c)	2,447	—
Hilltop Holdings Inc (a)	54,560	1,097	Tompkins Financial Corp	3,498	182
Home BancShares Inc/AR	1,870	61	TowneBank/Portsmouth VA	33,309	551
Horizon Bancorp/IN	2,906	68	TriCo Bancshares	3,663	85
IBERIABANK Corp	31,447	1,959	TriState Capital Holdings Inc (a)	5,450	68
Independent Bank Corp/MI	12,460	165	Triumph Bancorp Inc (a)	1,905	26
Independent Bank Corp/Rockland MA	4,143	173	TrustCo Bank Corp NY	15,169	101
International Bancshares Corp	75,177	1,953	Trustmark Corp	57,216	1,362
Lakeland Bancorp Inc	23,555	268	UMB Financial Corp	5,397	269
Lakeland Financial Corp	9,570	374	Umpqua Holdings Corp	84,348	1,435
LegacyTexas Financial Group Inc	5,340	136	Union Bankshares Corp	449,294	9,777
LNB Bancorp Inc	9,529	171	United Bancshares Inc/OH	900	13
Macatawa Bank Corp	13,665	72	United Bankshares Inc/WV	11,316	425
MainSource Financial Group Inc	42,128	811	United Community Banks Inc/GA	20,036	373
MB Financial Inc	49,204	1,483	United Security Bancshares/Fresno CA (a)	1,722	9
MBT Financial Corp (a)	15,903	91	Unity Bancorp Inc	165	2
Mercantile Bank Corp	7,837	155	Univest Corp of Pennsylvania	19,999	390
Merchants Bancshares Inc/VT	1,266	37	Valley National Bancorp	37,170	350
Metro Bancorp Inc	19,663	504	Walker & Dunlop Inc (a)	5,258	100
Mid Penn Bancorp Inc	119	2	Washington Trust Bancorp Inc	11,416	422
MidSouth Bancorp Inc	2,840	37	Webster Financial Corp	580,027	20,783
MidWestOne Financial Group Inc	3,859	113	WesBanco Inc	31,945	1,007
National Bankshares Inc	1,821	53	West Bancorporation Inc	4,040	77
National Penn Bancshares Inc	154,555	1,607	Westamerica Bancorporation	4,312	188
NBT Bancorp Inc	18,998	459	Western Alliance Bancorp (a)	43,712	1,352
NewBridge Bancorp	8,242	66	Wilshire Bancorp Inc	62,898	663
Northeast Bancorp	1,364	13	Wintrust Financial Corp	90,146	4,394
Northrim BanCorp Inc	3,974	99			$129,453
OFG Bancorp	51,751	730
Old Line Bancshares Inc	2,086	33	Beverages - 0.07%
Old National Bancorp/IN	100,223	1,369	Coca-Cola Bottling Co Consolidated	7,758	876
Old Second Bancorp Inc (a)	11,663	69	Craft Brew Alliance Inc (a)	7,888	104
Pacific Continental Corp	5,479	71			$980
Pacific Mercantile Bancorp (a)	2,516	18
			Biotechnology - 0.41%
PacWest Bancorp	4,320	195	Achillion Pharmaceuticals Inc (a)	18,968	166
Park National Corp	2,071	171	AMAG Pharmaceuticals Inc (a)	85,339	4,350
Park Sterling Corp	37,436	251	BioCryst Pharmaceuticals Inc (a)	1,670	16
Patriot National Bancorp Inc (a)	212	3	ChemoCentryx Inc (a)	6,898	46
Peapack Gladstone Financial Corp	3,831	80	Coherus Biosciences Inc (a)	209	5
Penns Woods Bancorp Inc	1,218	53	Cytokinetics Inc (a)	8,730	55
Peoples Bancorp Inc/OH	19,637	455	Dynavax Technologies Corp (a)	4,097	82
Peoples Bancorp of North Carolina Inc	1,797	33	Emergent Biosolutions Inc (a)	5,584	166
Peoples Financial Services Corp	1,905	75	Endocyte Inc (a)	4,331	25
Pinnacle Financial Partners Inc	25,713	1,225	Enzo Biochem Inc (a)	14,870	42
Preferred Bank/Los Angeles CA	5,626	158	Geron Corp (a)	24,956	90
Premier Financial Bancorp Inc	8,519	127	Harvard Bioscience Inc (a)	9,210	51
PrivateBancorp Inc	24,203	897	Medicines Co/The (a)	1,509	39
Prosperity Bancshares Inc	115,273	6,148	Merrimack Pharmaceuticals Inc (a)	1,474	16
QCR Holdings Inc	891	16	Prothena Corp PLC (a)	2,771	90

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Commercial Services (continued)
PTC Therapeutics Inc (a)	790	$46	Cross Country Healthcare Inc (a)	43,256	$480
RTI Surgical Inc (a)	44,912	252	Deluxe Corp	21,326	1,381
Spark Therapeutics Inc (a)	251	14	DeVry Education Group Inc	28,948	875
Spectrum Pharmaceuticals Inc (a)	12,284	69	Edgewater Technology Inc (a)	10,657	75
		$5,620	Electro Rent Corp	24,413	265
			Ennis Inc	35,032	539
Building Materials - 1.22%			Franklin Covey Co (a)	5,071	95
Apogee Enterprises Inc	1,685	89	FRP Holdings Inc (a)	960	33
Continental Materials Corp (a)	657	11	FTI Consulting Inc (a)	48,270	1,984
Gibraltar Industries Inc (a)	40,475	670	Global Cash Access Holdings Inc (a)	73,794	546
Griffon Corp	124,993	2,101	Great Lakes Dredge & Dock Corp (a)	59,659	346
Lennox International Inc	93,725	9,931	Green Dot Corp (a)	7,861	127
Louisiana-Pacific Corp (a)	96,562	1,472
			Hackett Group Inc/The	14,967	143
LSI Industries Inc	21,687	194	HealthEquity Inc (a)	10,073	264
Masonite International Corp (a)	3,654	242
Nortek Inc (a)	1,487	126	Heidrick & Struggles International Inc	10,531	254
			Hudson Global Inc (a)	611	2
Quanex Building Products Corp	15,449	298	Huron Consulting Group Inc (a)	8,175	495
Simpson Manufacturing Co Inc	6,997	230	ICF International Inc (a)	200,102	7,704
Universal Forest Products Inc	24,511	1,355	INC Research Holdings Inc (a)	290	10
		$16,719	Intersections Inc (a)	1,760	6
			ITT Educational Services Inc (a)	5,436	29
Chemicals - 1.02%
A Schulman Inc	33,369	1,417	James River Group Holdings Ltd	2,301	54
Aceto Corp	13,663	264	K12 Inc (a)	21,354	345
American Vanguard Corp	7,052	77	KAR Auction Services Inc	451,000	16,782
Axiall Corp	44,509	1,816	Kelly Services Inc	35,241	579
Cabot Corp	23,678	1,012	Korn/Ferry International	65,441	2,063
Chemtura Corp (a)	1,539	46	Landauer Inc	3,690	119
Ferro Corp (a)	11,313	153	LendingTree Inc (a)	17,220	947
Hawkins Inc	2,263	89	Live Nation Entertainment Inc (a)	33,985	852
Innophos Holdings Inc	1,511	80	Matthews International Corp	14,234	690
Innospec Inc	3,165	138	McGrath RentCorp	18,309	606
Intrepid Potash Inc (a)	10,638	134	MoneyGram International Inc (a)	7,355	57
KMG Chemicals Inc	2,357	69	Monster Worldwide Inc (a)	97,491	574
Kraton Performance Polymers Inc (a)	29,877	674	Multi-Color Corp	9,306	584
Kronos Worldwide Inc	11,778	158	National Research Corp	350	5
Landec Corp (a)	33,983	483	Navigant Consulting Inc (a)	61,078	883
Minerals Technologies Inc	12,590	853	Neff Corp (a)	1,938	23
Olin Corp	86,354	2,550	Patriot National Inc (a)	340	5
OM Group Inc	39,182	1,177	PDI Inc (a)	13,313	17
Quaker Chemical Corp	1,023	85	Perceptron Inc	7,593	92
Rentech Inc (a)	32,280	39	Performant Financial Corp (a)	5,580	17
Sensient Technologies Corp	17,973	1,174	QC Holdings Inc	400	1
Stepan Co	1,300	66	Quad/Graphics Inc	47,194	1,017
Tronox Ltd	44,199	926	RCM Technologies Inc	13,071	81
Zep Inc	24,177	481	Rent-A-Center Inc/TX	63,757	1,886
		$13,961	Resources Connection Inc	11,472	181
			RPX Corp (a)	22,962	357
Coal - 0.16%			ServiceMaster Global Holdings Inc (a)	326,900	11,298
Cloud Peak Energy Inc (a)	88,928	577	SP Plus Corp (a)	251	6
Hallador Energy Co	3,566	41	Travelport Worldwide Ltd	4,104	65
SunCoke Energy Inc	75,116	1,317	TriNet Group Inc (a)	2,751	96
Westmoreland Coal Co (a)	8,730	248	Universal Security Instruments Inc (a)	1,000	6
		$2,183	Universal Technical Institute Inc	1,960	17
			Versar Inc (a)	3,300	12
Commercial Services - 5.15%
			Viad Corp	33,708	895
Aaron's Inc	71,901	2,445	Volt Information Sciences Inc (a)	18,171	224
ABM Industries Inc	35,928	1,152
Albany Molecular Research Inc (a)	275,973	4,984			$70,544
American Public Education Inc (a)	248	7
			Computers - 3.14%
AMN Healthcare Services Inc (a)	43,500	993	Agilysys Inc (a)	28,807	271
ARC Document Solutions Inc (a)	24,236	207	Astro-Med Inc	9,156	129
Ascent Capital Group Inc (a)	15,365	615	CACI International Inc (a)	162,663	14,353
Avalon Holdings Corp (a)	3,917	14	Ciber Inc (a)	168,959	596
Avis Budget Group Inc (a)	9,294	503	Computer Task Group Inc	10,440	86
Bridgepoint Education Inc (a)	12,358	108	Convergys Corp	208,277	4,723
Brink's Co/The	10,680	282	Datalink Corp (a)	26,313	305
Cambium Learning Group Inc (a)	12,732	38	Electronics For Imaging Inc (a)	7,237	302
Cardtronics Inc (a)	4,150	157	Engility Holdings Inc	23,792	664
Carriage Services Inc	23,171	548	ExlService Holdings Inc (a)	2,993	103
Cartesian Inc (a)	650	2	Globant SA (a)	483	10
CBIZ Inc (a)	67,826	613	Hutchinson Technology Inc (a)	8,712	20
CDI Corp	28,646	391	IGATE Corp (a)	314,425	14,954
Civeo Corp	5,739	27	Imation Corp (a)	49,039	201
CRA International Inc (a)	12,648	369	Insight Enterprises Inc (a)	71,407	2,044

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Key Tronic Corp (a)	16,991	$203	Marlin Business Services Corp	12,263	$245
Lexmark International Inc	14,185	630	Moelis & Co	8,010	217
Mentor Graphics Corp	15,569	373	Nelnet Inc	22,580	1,011
Mercury Systems Inc (a)	24,817	343	NewStar Financial Inc (a)	52,438	603
NCI Inc	319	3	Nicholas Financial Inc (a)	1,641	21
PAR Technology Corp (a)	9,256	38	Oppenheimer Holdings Inc	25,000	597
Planar Systems Inc (a)	24,121	139	PennyMac Financial Services Inc (a)	1,387	26
Qualstar Corp (a)	4,617	6	PHH Corp (a)	58,858	1,479
Qumu Corp (a)	8,848	122	Piper Jaffray Cos (a)	16,359	825
Radisys Corp (a)	5,005	11	Regional Management Corp (a)	6,664	108
StarTek Inc (a)	11,737	98	Springleaf Holdings Inc (a)	12,856	643
Super Micro Computer Inc (a)	5,950	171	Stifel Financial Corp (a)	20,260	1,071
Sykes Enterprises Inc (a)	58,638	1,468	Walter Investment Management Corp (a)	5,345	94
TeleTech Holdings Inc	2,150	56			$23,839
Unisys Corp (a)	28,045	610
Varonis Systems Inc (a)	118	3	Electric - 0.98%
		$43,035	Abengoa Yield PLC	3,784	128
			Allete Inc	13,479	679
Consumer Products - 0.36%			Ameresco Inc (a)	3,589	24
ACCO Brands Corp (a)	190,109	1,496	Atlantic Power Corp	4,948	16
Acme United Corp	1,796	33	Avista Corp	25,866	844
Central Garden & Pet Co (a)	15,169	140	Black Hills Corp	6,378	314
Central Garden and Pet Co - A Shares (a)	47,420	465	Cleco Corp	13,487	733
CSS Industries Inc	12,930	366	Dynegy Inc (a)	55,542	1,848
Helen of Troy Ltd (a)	28,415	2,490	El Paso Electric Co	6,790	252
		$4,990	Empire District Electric Co/The	6,125	144
			EnerNOC Inc (a)	31,643	349
Cosmetics & Personal Care - 0.04%			Genie Energy Ltd (a)	8,503	121
CCA Industries Inc (a)	500	2
			IDACORP Inc	26,202	1,581
Inter Parfums Inc	3,902	118
Revlon Inc (a)	12,584	492	MGE Energy Inc	16,224	673
			NorthWestern Corp	12,450	649
		$612	NRG Yield Inc	3,372	166
Distribution & Wholesale - 0.43%			Ormat Technologies Inc	36,197	1,324
ADDvantage Technologies Group Inc (a)	3,841	9	Otter Tail Corp	6,608	198
Beacon Roofing Supply Inc (a)	25,443	757	PNM Resources Inc	32,891	914
Core-Mark Holding Co Inc	30,523	1,609	Portland General Electric Co	29,244	1,028
H&E Equipment Services Inc	1,437	35	UIL Holdings Corp	24,388	1,217
Houston Wire & Cable Co	6,732	63	Unitil Corp	4,360	149
ScanSource Inc (a)	32,961	1,313			$13,351
Titan Machinery Inc (a)	6,728	99
			Electrical Components & Equipment - 0.99%
United Stationers Inc	32,859	1,335	Advanced Energy Industries Inc (a)	2,453	60
WESCO International Inc (a)	8,245	595
			Encore Wire Corp	15,998	720
		$5,815	EnerSys	19,881	1,350
Diversified Financial Services - 1.74%			General Cable Corp	27,942	456
AeroCentury Corp (a)	423	5	GrafTech International Ltd (a)	27,719	134
Aircastle Ltd	49,271	1,181	Insteel Industries Inc	3,140	63
Arlington Asset Investment Corp	3,614	78	Littelfuse Inc	106,910	10,476
Asta Funding Inc (a)	11,856	100	Orion Energy Systems Inc (a)	22,810	69
Atlanticus Holdings Corp (a)	16,062	44	Powell Industries Inc	500	17
BGC Partners Inc	17,897	180	PowerSecure International Inc (a)	5,662	74
Calamos Asset Management Inc	33,496	414	Ultralife Corp (a)	14,398	59
California First National Bancorp	2,983	41			$13,478
Consumer Portfolio Services Inc (a)	10,112	64
Cowen Group Inc (a)	185,462	1,036	Electronics - 1.74%
Credit Acceptance Corp (a)	1,280	302	AVX Corp	49,326	679
			Ballantyne Strong Inc (a)	13,019	61
Ellie Mae Inc (a)	46,575	2,562
Encore Capital Group Inc (a)	5,635	228	Bel Fuse Inc	12,259	252
			Benchmark Electronics Inc (a)	80,522	1,895
Enova International Inc (a)	17,053	316
			Brady Corp	20,958	558
Federal Agricultural Mortgage Corp	11,964	376
First Marblehead Corp/The (a)	1,274	8	Checkpoint Systems Inc	55,082	570
			Coherent Inc (a)	4,175	250
FXCM Inc	11,506	23	CTS Corp	53,038	952
Gain Capital Holdings Inc	5,670	56	CyberOptics Corp (a)	7,092	73
GAMCO Investors Inc	2,760	213	Electro Scientific Industries Inc	17,319	99
Higher One Holdings Inc (a)	5,723	16
Imperial Holdings Inc (a)	354	2	ESCO Technologies Inc	24,828	911
			Frequency Electronics Inc (a)	11,821	150
INTL. FCStone Inc (a)	5,514	177	GSI Group Inc (a)	12,650	168
Investment Technology Group Inc	36,164	1,030	II-VI Inc (a)	21,313	380
Janus Capital Group Inc	266,196	4,765	IntriCon Corp (a)	448	3
JMP Group LLC	11,116	86	Itron Inc (a)	11,301	406
KCG Holdings Inc (a)	28,741	369	Kemet Corp (a)	39,720	172
Ladder Capital Corp	3,751	66	Kimball Electronics Inc (a)	40,224	514
LPL Financial Holdings Inc	73,325	2,967	Knowles Corp (a)	13,052	250
Manning & Napier Inc	18,204	194

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electronics (continued)			Food - 1.08%
LGL Group Inc/The (a)	410	$2	Amcon Distributing Co	191	$15
Methode Electronics Inc	137	6	B&G Foods Inc	6,690	203
Multi-Fineline Electronix Inc (a)	2,259	53	Chefs' Warehouse Inc/The (a)	852	16
Newport Corp (a)	23,515	448	Darling Ingredients Inc (a)	62,094	849
NVE Corp	708	48	Dean Foods Co	31,118	506
OSI Systems Inc (a)	2,424	163	Fresh Del Monte Produce Inc	100,104	3,698
Plexus Corp (a)	27,031	1,163	Ingles Markets Inc	16,488	690
Rofin-Sinar Technologies Inc (a)	28,420	672	John B Sanfilippo & Son Inc	19,796	1,030
Rogers Corp (a)	3,456	251	Lancaster Colony Corp	2,779	249
Sanmina Corp (a)	127,354	2,589	Pilgrim's Pride Corp	7,341	181
Sparton Corp (a)	5,233	135	Post Holdings Inc (a)	31,111	1,460
Stoneridge Inc (a)	7,883	95	Sanderson Farms Inc	12,272	922
Sypris Solutions Inc	37,183	57	Seaboard Corp (a)	44	158
Tech Data Corp (a)	41,947	2,365	Seneca Foods Corp - Class A (a)	17,749	512
TTM Technologies Inc (a)	86,806	812	Seneca Foods Corp - Class B (a)	39	1
Viasystems Group Inc (a)	25,353	451	Smart & Final Stores Inc (a)	1,556	27
Video Display Corp (a)	300	—	Snyder's-Lance Inc	18,210	538
Vishay Intertechnology Inc	141,163	1,790	SpartanNash Co	45,313	1,367
Vishay Precision Group Inc (a)	19,244	275	SUPERVALU Inc (a)	76,890	676
Watts Water Technologies Inc	70,527	3,847	Tootsie Roll Industries Inc	437	14
Woodward Inc	3,521	166	TreeHouse Foods Inc (a)	13,772	1,118
ZAGG Inc (a)	8,763	73	Village Super Market Inc	1,705	54
		$23,804	Weis Markets Inc	10,028	444
					$14,728
Energy - Alternate Sources - 0.19%
FutureFuel Corp	6,290	69	Forest Products & Paper - 0.41%
Green Plains Inc	48,870	1,521	Clearwater Paper Corp (a)	3,090	198
Pacific Ethanol Inc (a)	5,614	67	Domtar Corp	31,059	1,342
Renewable Energy Group Inc (a)	50,698	467	Mercer International Inc (a)	51,746	740
REX American Resources Corp (a)	5,183	328	Neenah Paper Inc	4,467	271
TerraForm Power Inc	2,521	100	Orchids Paper Products Co	383	8
		$2,552	PH Glatfelter Co	57,908	1,436
			Resolute Forest Products Inc (a)	84,651	1,305
Engineering & Construction - 0.48%			Schweitzer-Mauduit International Inc	5,155	228
Aegion Corp (a)	43,606	803	Veritiv Corp (a)	1,166	46
Argan Inc	4,713	152			$5,574
Comfort Systems USA Inc	6,402	133
Dycom Industries Inc (a)	7,310	336	Gas - 0.45%
EMCOR Group Inc	37,085	1,655	Chesapeake Utilities Corp	2,697	129
ENGlobal Corp (a)	18,947	31	Laclede Group Inc/The	18,173	944
Granite Construction Inc	15,473	537	New Jersey Resources Corp	42,324	1,292
Hill International Inc (a)	24,773	95	Northwest Natural Gas Co	3,812	178
Integrated Electrical Services Inc (a)	304	3	ONE Gas Inc	8,613	361
Layne Christensen Co (a)	13,380	90	Piedmont Natural Gas Co Inc	11,142	417
MasTec Inc (a)	18,865	338	South Jersey Industries Inc	4,729	249
MYR Group Inc (a)	15,703	461	Southwest Gas Corp	19,374	1,065
Orion Marine Group Inc (a)	27,953	235	WGL Holdings Inc	28,872	1,589
Sterling Construction Co Inc (a)	3,250	14			$6,224
Tutor Perini Corp (a)	64,225	1,362
VSE Corp	4,508	321	Hand & Machine Tools - 0.02%
		$6,566	Hardinge Inc	13,003	140
			LS Starrett Co/The	5,475	103
Entertainment - 0.72%			P&F Industries Inc (a)	1,773	12
AMC Entertainment Holdings Inc	10,029	302	Regal Beloit Corp	324	25
Churchill Downs Inc	745	89			$280
Dover Motorsports Inc	3,447	8
Eldorado Resorts Inc (a)	9,017	64	Healthcare - Products - 3.82%
Eros International PLC (a)	3,589	63	Affymetrix Inc (a)	8,519	103
			Alere Inc (a)	290,690	13,802
International Speedway Corp	50,961	1,852	Allied Healthcare Products Inc (a)	5,732	9
Isle of Capri Casinos Inc (a)	18,053	257
			Alphatec Holdings Inc (a)	4,802	7
Marriott Vacations Worldwide Corp	60,170	4,946
			Analogic Corp	1,957	165
National CineMedia Inc	43,932	670	AngioDynamicsInc (a)	50,194	838
Penn National Gaming Inc (a)	12,680	204
RCI Hospitality Holdings Inc (a)	10,679	122	AtriCure Inc (a)	1,743	38
Reading International Inc (a)	4,334	58	BioTelemetry Inc (a)	9,480	76
Speedway Motorsports Inc	51,021	1,168	CONMED Corp	36,781	1,847
		$9,803	CryoLife Inc	12,724	129
			Cutera Inc (a)	19,781	269
Environmental Control - 0.19%			Cynosure Inc (a)	4,097	137
CECO Environmental Corp	5,305	63	Digirad Corp	15,358	65
Covanta Holding Corp	65,984	1,339	Entellus Medical Inc (a)	555	15
Fuel Tech Inc (a)	10,245	27	Exactech Inc (a)	4,947	108
Tetra Tech Inc	41,760	1,132	Greatbatch Inc (a)	28,064	1,513
TRC Cos Inc (a)	13,640	102	Haemonetics Corp (a)	104,817	4,249
		$2,663	Halyard Health Inc (a)	13,501	655

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Home Builders (continued)
Hanger Inc (a)	40,751	$910	William Lyon Homes (a)	5,776	$125
ICU Medical Inc (a)	2,133	180			$13,566
Integra LifeSciences Holdings Corp (a)	207,604	12,203
Invacare Corp	16,321	328	Home Furnishings - 0.17%
IRIDEX Corp (a)	470	5	Bassett Furniture Industries Inc	11,504	325
LeMaitre Vascular Inc	1,485	13	Daktronics Inc	2,668	29
Merit Medical Systems Inc (a)	96,892	1,881	DTS Inc/CA (a)	3,089	111
Misonix Inc (a)	11,445	149	Emerson Radio Corp	4,358	6
Natus Medical Inc (a)	11,918	449	Ethan Allen Interiors Inc	4,822	117
Navidea Biopharmaceuticals Inc (a)	8,407	11	Flexsteel Industries Inc	8,866	319
NuVasive Inc (a)	10,062	450	Hooker Furniture Corp	12,863	327
OraSure Technologies Inc (a)	16,610	105	La-Z-Boy Inc	28,672	751
Orthofix International NV (a)	13,023	421	Skullcandy Inc (a)	10,769	116
PhotoMedex Inc (a)	3,273	7	Stanley Furniture Co Inc (a)	8,033	21
Sientra Inc (a)	599	11	TiVo Inc (a)	10,011	111
SurModics Inc (a)	2,712	68	VOXX International Corp (a)	13,272	127
Symmetry Surgical Inc (a)	16,600	129			$2,360
Teleflex Inc	86,978	10,695	Housewares - 0.06%
Tornier NV (a)	5,654	146	Libbey Inc	6,074	239
Wright Medical Group Inc (a)	3,757	95	Lifetime Brands Inc	13,208	192
		$52,281	NACCO Industries Inc	9,127	447
Healthcare - Services - 4.16%					$878
AAC Holdings Inc (a)	664	23
			Insurance - 8.99%
Addus HomeCare Corp (a)	13,448	361	Ambac Financial Group Inc (a)	28,267	651
Alliance HealthCare Services Inc (a)	4,420	94	American Equity Investment Life Holding Co	348,097	9,381
Almost Family Inc (a)	7,031	304	American Independence Corp (a)	1,020	10
Amedisys Inc (a)	22,841	636	American National Insurance Co	1,810	181
American Shared Hospital Services (a)	2,738	7	Amerisafe Inc	3,033	137
Amsurg Corp (a)	352,005	22,077	AmTrust Financial Services Inc	2,140	127
Bio-Reference Laboratories Inc (a)	458	15	Argo Group International Holdings Ltd	41,611	2,039
Capital Senior Living Corp (a)	4,245	111	Aspen Insurance Holdings Ltd	266,090	12,434
Civitas Solutions Inc (a)	246,916	4,630	Atlantic American Corp	7,236	29
Ensign Group Inc/The	411	17	Atlas Financial Holdings Inc (a)	196	4
Five Star Quality Care Inc (a)	51,012	217	Baldwin & Lyons Inc	13,918	316
Genesis Healthcare Inc (a)	19,858	138	CNO Financial Group Inc	780,578	13,270
Health Net Inc/CA (a)	11,667	614	Donegal Group Inc	18,740	283
HealthSouth Corp	30,981	1,401	EMC Insurance Group Inc	14,288	495
Healthways Inc (a)	74,950	1,304	Employers Holdings Inc	15,025	367
IPC Healthcare Inc (a)	1,840	90	Endurance Specialty Holdings Ltd	50,431	3,045
Kindred Healthcare Inc	113,790	2,612	Enstar Group Ltd (a)	1,385	197
LHC Group Inc (a)	23,000	737	FBL Financial Group Inc	54,726	3,188
LifePoint Hospitals Inc (a)	182,052	13,632	Federated National Holding Co	5,185	149
Magellan Health Inc (a)	53,374	3,378	Fidelity & Guaranty Life	2,840	64
Medcath Corp (a),(b),(c)	31,637	—	First Acceptance Corp (a)	19,254	55
National HealthCare Corp	2,677	170	First American Financial Corp	385,756	13,421
NeoStem Inc (a)	3,612	10	Global Indemnity PLC (a)	16,661	457
RadNet Inc (a)	7,124	60	Greenlight Capital Re Ltd (a)	32,462	986
Select Medical Holdings Corp	55,939	814	Hallmark Financial Services Inc (a)	27,681	306
SunLink Health Systems Inc (a)	4,000	6	Hanover Insurance Group Inc/The	43,980	3,016
Surgical Care Affiliates Inc (a)	2,557	96	HCC Insurance Holdings Inc	273,323	15,569
Triple-S Management Corp (a)	48,983	917	HCI Group Inc	10,727	467
Universal American Corp/NY (a)	109,947	1,099	Horace Mann Educators Corp	68,042	2,311
WellCare Health Plans Inc (a)	18,404	1,425	Independence Holding Co	14,456	180
		$56,995	Infinity Property & Casualty Corp	7,072	524
Holding Companies- Diversified - 0.06%			Investors Title Co	1,402	104
FCB Financial Holdings Inc (a)	2,014	54	Kansas City Life Insurance Co	960	43
HRG Group Inc (a)	33,365	418	Kemper Corp	74,457	2,804
National Bank Holdings Corp	11,354	216	Maiden Holdings Ltd	86,625	1,259
			MBIA Inc (a)	197,737	1,730
Resource America Inc	22,949	196
			Meadowbrook Insurance Group Inc	34,301	293
		$884	MGIC InvestmentCorp (a)	55,397	577
Home Builders - 0.99%			Montpelier Re Holdings Ltd ADR	77,587	2,957
AMREP Corp (a)	1,173	6	National General Holdings Corp	5,765	112
AV Homes Inc (a)	3,241	51	National Security Group Inc/The	369	5
KB Home	5,546	80	National Western Life Insurance Co	5,531	1,326
M/I Homes Inc (a)	26,555	599	Navigators Group Inc/The (a)	22,621	1,766
MDC Holdings Inc	54,817	1,472	Phoenix Cos Inc/The (a)	6,035	206
Meritage Homes Corp (a)	37,844	1,618	Primerica Inc	9,618	444
Orleans Homebuilders Inc (a),(b),(c)	7,702	—	ProAssurance Corp	9,904	445
Ryland Group Inc/The	181,404	7,478	Radian Group Inc	75,202	1,344
Standard Pacific Corp (a)	180,009	1,458	RenaissanceRe Holdings Ltd	102,095	10,464
TRI Pointe Homes Inc (a)	47,515	679	RLI Corp	9,492	472

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Leisure Products & Services (continued)
Safety Insurance Group Inc	8,048	$468	Brunswick Corp/DE	8,338	$417
Security National Financial Corp (a)	895	5	Callaway Golf Co	92,350	895
Selective Insurance Group Inc	89,242	2,404	Escalade Inc	3,474	63
StanCorp Financial Group Inc	41,707	3,006	Johnson Outdoors Inc	9,615	303
State Auto Financial Corp	39,340	929	Liberty TripAdvisor Holdings Inc (a)	8,072	240
Stewart Information Services Corp	12,542	457	Life Time Fitness Inc (a)	20,963	1,498
Symetra Financial Corp	162,179	3,852	Nautilus Inc (a)	21,127	355
Third Point Reinsurance Ltd (a)	7,975	108	Steiner Leisure Ltd (a)	2,178	105
Unico American Corp (a)	5,796	61			$3,951
United Fire Group Inc	40,878	1,221
United Insurance Holdings Corp	307	5	Lodging - 0.22%
			Belmond Ltd (a)	122,606	1,511
Universal Insurance Holdings Inc	19,568	470	Boyd Gaming Corp (a)	28,307	374
		$122,996	Full House Resorts Inc (a)	3,175	5
Internet - 0.60%			Interval Leisure Group Inc	8,319	206
1-800-Flowers.com Inc (a)	27,484	290	La Quinta Holdings Inc (a)	3,259	78
8x8 Inc (a)	8,524	74	Marcus Corp/The	28,512	552
AOL Inc (a)	6,046	241	Monarch Casino & Resort Inc (a)	3,356	61
Bankrate Inc (a)	9,676	120	Red Lion Hotels Corp (a)	31,701	222
Bazaarvoice Inc (a)	7,024	38			$3,009
Blucora Inc (a)	48,123	658
Boingo Wireless Inc (a)	5,866	48	Machinery - Construction & Mining - 0.11%
Chegg Inc (a)	10,378	77	Astec Industries Inc	17,953	755
Cinedigm Corp (a)	14,767	12	Hyster-Yale Materials Handling Inc	3,799	279
DHI Group Inc (a)	6,631	50	Terex Corp	19,300	530
ePlus Inc (a)	6,425	533			$1,564
FTD Cos Inc (a)	14,952	427	Machinery - Diversified - 0.29%
Global Sources Ltd (a)	3,485	19	Alamo Group Inc	13,171	814
Internap Corp (a)	8,606	81	Albany International Corp	4,300	169
Intralinks Holdings Inc (a)	70,660	693	Applied Industrial Technologies Inc	4,257	178
iPass Inc (a)	376	—	Briggs & Stratton Corp	52,521	1,027
Lands' End Inc (a)	4,163	122	Columbus McKinnon Corp/NY	4,937	125
Limelight Networks Inc (a)	14,774	55	Gencor Industries Inc (a)	3,553	33
magicJack VocalTec Ltd (a)	354	2	Gerber Scientific Inc (a),(b),(c)	56,637	—
ModusLink Global Solutions Inc (a)	41,175	144	Global Power Equipment Group Inc	8,753	107
New Media Investment Group Inc	7,178	166	Hurco Cos Inc	12,002	388
Orbitz Worldwide Inc (a)	61,269	718	Intevac Inc (a)	1,927	9
PC-Tel Inc	47	—	Kadant Inc	14,020	714
Perficient Inc (a)	14,233	294	Key Technology Inc (a)	1,200	16
Q2 Holdings Inc (a)	238	5	Lindsay Corp	465	37
QuinStreet Inc (a)	8,748	48	Tecumseh Products Co (a)	21,694	71
RealNetworks Inc (a)	14,774	97	Tennant Co	2,587	166
Reis Inc	12,376	282	Twin Disc Inc	2,884	52
RingCentral Inc (a)	119,075	2,052	Xerium Technologies Inc (a)	2,530	45
Rubicon Project Inc/The (a)	168	3			$3,951
Safeguard Scientifics Inc (a)	5,108	92
Shutterfly Inc (a)	2,117	95	Media - 0.80%
Stamps.com Inc (a)	304	19	A H Belo Corp	32,835	219
Support.com Inc (a)	7,801	12	Beasley Broadcast Group Inc	5,597	27
TechTarget Inc (a)	4,112	45	Courier Corp	9,552	232
TeleCommunication Systems Inc (a)	53,906	168	Crown Media Holdings Inc (a)	1,498	6
TheStreet Inc	28,307	51	Cumulus Media Inc (a)	177,631	405
United Online Inc (a)	22,342	354	Daily Journal Corp (a)	265	53
Yodlee Inc (a)	509	7	Demand Media Inc (a)	4,228	27
Zendesk Inc (a)	277	6	Dex Media Inc (a)	3,886	10
		$8,198	Entercom Communications Corp (a)	27,693	329
			Entravision Communications Corp	789	5
Investment Companies - 0.52%			EW Scripps Co/The	87,625	2,040
Acacia Research Corp	8,035	88	Gray Television Inc (a)	74,608	989
TCP Capital Corp	438,975	6,993	Hemisphere Media Group Inc (a)	2,052	26
		$7,081	Here Media Inc (a),(b),(c)	3,700	—
			Here Media Inc - Special Shares (a),(c)	3,700	—
Iron & Steel - 0.99%			Houghton Mifflin Harcourt Co (a)	17,647	403
AK Steel Holding Corp (a)	25,054	127
			Lee Enterprises Inc (a)	13,522	41
Carpenter Technology Corp	11,223	485	McClatchy Co/The (a)	76,835	107
Commercial Metals Co	150,728	2,502	Media General Inc (a)	20,209	341
Friedman Industries Inc	7,610	49
Reliance Steel & Aluminum Co	144,900	9,378	Meredith Corp	17,057	888
Schnitzer Steel Industries Inc	32,837	572	New York Times Co/The	48,602	651
Shiloh Industries Inc (a)	22,627	263	Radio One Inc (a)	27,800	99
Universal Stainless & Alloy Products Inc (a)	7,119	150	Saga Communications Inc	5,174	207
		$13,526	Salem Media Group Inc	14,406	70
			Scholastic Corp	45,922	1,867
Leisure Products & Services - 0.29%			Spanish Broadcasting System Inc (a)	1,921	12
Arctic Cat Inc	2,114	75	Time Inc	80,633	1,842

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Office Furnishings (continued)
Townsquare Media Inc (a)	887	$12	Kewaunee Scientific Corp	3,601	$56
		$10,908	Kimball International Inc	42,175	427
			Knoll Inc	18,260	416
Metal Fabrication & Hardware - 0.95%			Steelcase Inc	20,780	365
AM Castle & Co (a)	22,424	88	Virco Manufacturing Corp (a)	4,847	13
Ampco-Pittsburgh Corp	8,217	131			$1,455
Chicago Rivet & Machine Co	1,070	33
CIRCOR International Inc	665	37	Oil & Gas - 1.54%
Dynamic Materials Corp	3,743	50	Adams Resources & Energy Inc	1,534	71
Eastern Co/The	2,538	51	Alon USA Energy Inc	104,591	1,683
Global Brass & Copper Holdings Inc	496	8	Approach Resources Inc (a)	7,800	68
Haynes International Inc	1,663	74	Atwood Oceanics Inc	7,133	238
Lawson Products Inc/DE (a)	9,612	225	Barnwell Industries Inc (a)	2,755	9
LB Foster Co	9,792	418	Bill Barrett Corp (a)	32,997	383
Mueller Industries Inc	3,156	111	Callon Petroleum Co (a)	68,914	616
Mueller Water Products Inc - Class A	52,155	488	Clayton Williams Energy Inc (a)	365	20
NN Inc	5,138	129	Comstock Resources Inc	108,067	580
Northwest Pipe Co (a)	6,828	166	Contango Oil & Gas Co (a)	23,622	592
Olympic Steel Inc	10,895	119	CVR Energy Inc	628	25
Rexnord Corp (a)	357,150	9,461	Delek US Holdings Inc	85,135	3,142
RTI International Metals Inc (a)	35,199	1,325	Emerald Oil Inc (a)	1,651	1
TimkenSteel Corp	1,620	47	Energy XXI Ltd	105,118	459
		$12,961	EXCO Resources Inc	23,151	48
			FMSA Holdings Inc (a)	3,984	35
Mining - 0.83%			Gastar Exploration Inc (a)	4,175	15
A-Mark Precious Metals Inc	2,012	21	Halcon Resources Corp (a)	110,067	164
Century Aluminum Co (a)	143,618	1,852	Harvest Natural Resources Inc (a)	32,432	21
Charles & Colvard Ltd (a)	8,589	11	Hercules Offshore Inc (a)	220,443	178
Coeur Mining Inc (a)	25,529	133
			Magnum Hunter Resources Corp - Warrants	11,862	—
Globe Specialty Metals Inc	260,500	5,189	(a),(b),(c)
Hecla Mining Co	244,512	738	Matador Resources Co (a)	24,353	675
Horsehead Holding Corp (a)	16,584	248	Midstates Petroleum Co Inc (a)	11,295	13
Kaiser Aluminum Corp	22,532	1,811	North Atlantic Drilling Ltd	14,203	22
Materion Corp	19,340	773	Northern Oil and Gas Inc (a)	78,131	690
Noranda Aluminum Holding Corp	44,819	150	Pacific Drilling SA (a)	49,242	230
Stillwater Mining Co (a)	30,369	408	Parker Drilling Co (a)	151,629	569
United States Lime & Minerals Inc	43	3	PBF Energy Inc	43,255	1,228
		$11,337	PDC Energy Inc (a)	56,188	3,188
Miscellaneous Manufacturing - 1.71%			Penn Virginia Corp (a)	50,892	340
Actuant Corp	35,278	841	PetroQuest Energy Inc (a)	1,449	4
American Railcar Industries Inc	7,138	379	Resolute Energy Corp (a)	19,697	24
AO Smith Corp	3,260	208	Rosetta Resources Inc (a)	38,886	888
Barnes Group Inc	35,660	1,430	Rowan Cos PLC	41,835	887
Blount International Inc	27,040	359	RSP Permian Inc (a)	8,162	237
Chase Corp	245	9	SandRidge Energy Inc (a)	38,387	73
CLARCOR Inc	702	46	Stone Energy Corp (a)	63,690	1,087
Core Molding Technologies Inc (a)	9,787	214	Swift Energy Co (a)	24,837	75
Fabrinet (a)	13,590	246	TransAtlantic Petroleum Ltd (a)	2,919	17
Federal Signal Corp	45,560	716	Trecora Resources (a)	609	7
FreightCar America Inc	3,047	79	Triangle Petroleum Corp (a)	60,342	360
GP Strategies Corp (a)	1,047	34	Unit Corp (a)	49,182	1,714
Handy & Harman Ltd (a)	885	31	Vaalco Energy Inc (a)	73,785	183
Hillenbrand Inc	339,050	9,965	Vantage Drilling Co (a)	54,774	22
LSB Industries Inc (a)	11,535	489	W&T Offshore Inc	26,891	173
Lydall Inc (a)	6,670	179	Warren Resources Inc (a)	32,503	35
MFRI Inc (a)	8,842	52			$21,089
Myers Industries Inc	7,285	118
NL Industries Inc (a)	8,286	61	Oil & Gas Services - 2.05%
			Basic Energy Services Inc (a)	42,841	437
Park-Ohio Holdings Corp	713	33	Bristow Group Inc	42,267	2,626
PMFG Inc (a)	2,306	10	C&J Energy Services Ltd (a)	32,431	566
Servotronics Inc (a)	788	5	Dawson Geophysical Co (a)	27,684	158
Standex International Corp	93,673	7,575	Exterran Holdings Inc	95,413	3,536
Synalloy Corp	3,022	45	Forum Energy Technologies Inc (a)	173,007	4,024
Tredegar Corp	10,690	219	Gulf Island Fabrication Inc	13,306	176
TriMas Corp (a)	1,323	37
Trinseo SA (a)	2,232	51	Gulfmark Offshore Inc	44,491	667
			Helix Energy Solutions Group Inc (a)	150,066	2,473
		$23,431	Independence Contract Drilling Inc (a)	1,697	13
			ION Geophysical Corp (a)	117,058	267
Office & Business Equipment - 0.01%
Eastman Kodak Co (a)	4,460	86	KeyEnergyServices Inc (a)	56,117	137
			Matrix Service Co (a)	1,098	24
			McDermott International Inc (a)	112,718	591
Office Furnishings - 0.11%			Mitcham Industries Inc (a)	12,775	63
HNI Corp	3,821	178	MRC Global Inc (a)	8,712	127

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)			REITS (continued)
Natural Gas Services Group Inc (a)	15,567	$395	American Assets Trust Inc	5,353	$213
Newpark Resources Inc (a)	99,759	1,023	American Capital Mortgage Investment Corp	7,185	126
Nuverra Environmental Solutions Inc (a)	3,825	16	American Residential Properties Inc (a)	4,479	84
Oil States International Inc (a)	2,560	122	Anworth Mortgage Asset Corp	15,066	77
PHI Inc (a)	16,182	507	Apollo Commercial Real Estate Finance Inc	10,338	177
Pioneer Energy Services Corp (a)	72,215	538	Apollo Residential Mortgage Inc	16,210	257
SEACOR Holdings Inc (a)	21,437	1,557	Armada Hoffler Properties Inc	34,800	357
Steel Excel Inc (a)	16,164	324	ARMOUR Residential REIT Inc	50,171	151
Tesco Corp	47,305	609	Ashford Hospitality Prime Inc	21,880	343
Tetra Technologies Inc (a)	90,942	657	Ashford Hospitality Trust Inc	30,224	274
Thermon Group Holdings Inc (a)	273,025	6,353	Associated Estates Realty Corp	8,204	234
Willbros Group Inc (a)	24,191	61	Capstead Mortgage Corp	13,451	157
		$28,047	CatchMark Timber Trust Inc	7,000	81
			Cedar Realty Trust Inc	12,040	84
Packaging & Containers - 2.75%			Chambers Street Properties	90,686	680
AEP Industries Inc (a)	107	5
Berry Plastics Group Inc (a)	24,656	844	Chatham Lodging Trust	13,963	386
			Chesapeake Lodging Trust	26,015	826
Graphic Packaging Holding Co	1,016,602	14,334	Colony Capital Inc	24,108	625
Greif Inc - Class A	10,896	444	Cousins Properties Inc	31,493	307
Greif Inc - Class B	557	27	CubeSmart	44,957	1,037
KapStone Paper and Packaging Corp	338,250	9,454	CyrusOne Inc	4,803	156
Silgan Holdings Inc	231,826	12,489	CYS Investments Inc	31,588	281
		$37,597	DCT Industrial Trust Inc	17,226	570
Pharmaceuticals - 1.99%			DiamondRock Hospitality Co	73,583	998
Amphastar Pharmaceuticals Inc (a)	234	3	DuPont Fabros Technology Inc	19,189	597
Anacor Pharmaceuticals Inc (a)	7,491	395	EastGroup Properties Inc	2,120	121
BioScrip Inc (a)	31,507	148	Education Realty Trust Inc	6,670	224
Catalent Inc (a)	3,800	109	EPR Properties	13,694	790
Cytori Therapeutics Inc (a)	7,493	7	Equity One Inc	12,787	315
Derma Sciences Inc (a)	5,569	44	Excel Trust Inc	8,607	136
FibroGen Inc (a)	291	7	FelCor Lodging Trust Inc	143,526	1,594
Hyperion Therapeutics Inc (a)	669	31	First Industrial Realty Trust Inc	19,677	388
Impax Laboratories Inc (a)	21,374	968	First Potomac Realty Trust	14,597	156
Natural Alternatives International Inc (a)	3,359	19	Franklin Street Properties Corp	16,034	189
Nature's Sunshine Products Inc	2,655	34	GEO Group Inc/The	34,472	1,345
Nektar Therapeutics (a)	10,332	99	Getty Realty Corp	27,711	481
Nutraceutical International Corp (a)	6,891	134	Government Properties Income Trust	9,712	202
Omega Protein Corp (a)	54,329	694	Gramercy Property Trust Inc	6,614	181
Osiris Therapeutics Inc (a)	423	6	Hatteras Financial Corp	13,838	250
Owens & Minor Inc	10,125	341	Healthcare Realty Trust Inc	18,807	481
PharMerica Corp (a)	39,840	1,142	Hersha Hospitality Trust	1,371,199	8,817
PRA Health Sciences Inc (a)	297,476	8,472	Highwoods Properties Inc	38,878	1,673
Prestige Brands Holdings Inc (a)	17,288	679	Hudson Pacific Properties Inc	13,560	409
Progenics Pharmaceuticals Inc (a)	13,465	67	InfraREIT Inc	2,801	87
Sagent Pharmaceuticals Inc (a)	1,042	24	Inland Real Estate Corp	49,714	511
SciClone Pharmaceuticals Inc (a)	5,018	41	Invesco Mortgage Capital Inc	17,635	272
Sucampo Pharmaceuticals Inc (a)	871	15	Investors Real Estate Trust	15,779	113
Synutra International Inc (a)	602	4	iStar Financial Inc (a)	11,937	162
Threshold Pharmaceuticals Inc (a)	818	3	Kite Realty Group Trust	4,658	122
VCA Inc (a)	5,115	261	LaSalle Hotel Properties	48,015	1,762
Vitae Pharmaceuticals Inc (a)	206	3	Lexington Realty Trust	29,463	273
VWR Corp (a)	500,650	13,287	LTC Properties Inc	13,459	585
XenoPort Inc (a)	38,247	227	Mack-Cali Realty Corp	15,864	285
		$27,264	Medical Properties Trust Inc	37,119	519
			Monmouth Real Estate Investment Corp	9,907	102
Private Equity - 0.00%			New Residential Investment Corp	77,736	1,325
Fifth Street Asset Management Inc	1,860	21	New York Mortgage Trust Inc	14,863	116
			New York REIT Inc	23,066	228
Real Estate - 0.18%			One Liberty Properties Inc	3,096	70
Alexander & Baldwin Inc	34,478	1,395	Parkway Properties Inc/Md	11,052	180
Altisource Residential Corp	16,434	315	Pebblebrook Hotel Trust	15,527	666
BBX Capital Corp (a)	1,774	33	Pennsylvania Real Estate Investment Trust	9,865	223
California Coastal Communities Inc (a),(b),(c)	9,672	—	PennyMac Mortgage Investment Trust	23,833	499
Forestar Group Inc (a)	10,435	154	Physicians Realty Trust	9,933	165
Kennedy-Wilson Holdings Inc	9,496	235	Potlatch Corp	16,270	601
St Joe Co/The (a)	15,990	279	PS Business Parks Inc	1,878	143
Stratus Properties Inc (a)	2,638	35	RAIT Financial Trust	11,851	77
		$2,446	Ramco-Gershenson Properties Trust	14,618	255
			Redwood Trust Inc	11,900	205
REITS - 3.20%			Resource Capital Corp	44,704	197
Acadia Realty Trust	12,137	375	Retail Opportunity Investments Corp	16,156	271
AG Mortgage Investment Trust Inc	9,919	191	Rexford Industrial Realty Inc	8,097	120
Agree Realty Corp	9,527	294	RLJ Lodging Trust	43,239	1,283

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Retail (continued)
Rouse Properties Inc	5,170	$90	Pacific Sunwear of California Inc (a)	51,451	$108
Ryman Hospitality Properties Inc	2,997	173	PC Connection Inc	31,608	768
Sabra Health Care REIT Inc	895	27	PCM Inc (a)	21,523	212
Saul Centers Inc	325	16	Penske Automotive Group Inc	25,145	1,227
Select Income REIT	33,575	778	Pep Boys-Manny Moe & Jack/The (a)	80,749	740
Silver Bay Realty Trust Corp	12,550	194	Perfumania Holdings Inc (a)	3,407	19
Sovran Self Storage Inc	2,134	186	Regis Corp (a)	63,197	1,044
STAG Industrial Inc	7,959	173	Roundy's Inc (a)	9,927	50
Starwood Waypoint Residential Trust	5,543	143	Ruby Tuesday Inc (a)	112,235	817
STORE Capital Corp	4,429	93	Rush Enterprises Inc - Class A (a)	31,027	811
Strategic Hotels & Resorts Inc (a)	55,886	654	Rush Enterprises Inc - Class B (a)	11,863	292
Summit Hotel Properties Inc	12,045	159	Ruth's Hospitality Group Inc	26,361	384
Sunstone Hotel Investors Inc	65,538	1,021	Sears Hometown and Outlet Stores Inc (a)	2,934	20
Terreno Realty Corp	6,005	128	Shake ShackInc (a)	309	21
Universal Health Realty Income Trust	1,844	92	Shoe Carnival Inc	25,312	661
Urstadt Biddle Properties Inc	2,464	51	Sonic Automotive Inc	17,921	418
Washington Real Estate Investment Trust	17,141	424	Sonic Corp	44,021	1,261
Western Asset Mortgage Capital Corp	5,904	86	Stage Stores Inc	41,134	794
Whitestone REIT	10,192	150	Stein Mart Inc	19,118	227
		$43,745	Systemax Inc (a)	8,479	89
			Tilly's Inc (a)	2,558	34
Retail - 6.59%			Trans World Entertainment Corp (a)	33,798	127
Abercrombie & Fitch Co	60,499	1,360	Tuesday Morning Corp (a)	29,896	473
American Eagle Outfitters Inc	83,465	1,328	Vitamin Shoppe Inc (a)	16,965	710
America's Car-Mart Inc/TX (a)	1,634	84
Ascena Retail Group Inc (a)	88,377	1,325	Wendy's Co/The	78,288	792
			West Marine Inc (a)	29,086	292
Barnes & Noble Inc (a)	92,221	2,019
			World Fuel Services Corp	444	25
Big 5 Sporting Goods Corp	8,597	117	Zumiez Inc (a)	1,027	33
Biglari Holdings Inc (a)	2,398	877
BJ's Restaurants Inc (a)	3,630	170			$90,248
Bloomin' Brands Inc	296,625	6,722	Savings & Loans - 1.63%
Bob Evans Farms Inc	3,960	170	Ameriana Bancorp	2,687	44
Books-A-Million Inc (a)	13,331	38	Astoria Financial Corp	162,753	2,144
Boot Barn Holdings Inc (a)	813	20	Atlantic Coast Financial Corp (a)	210	1
Bravo Brio Restaurant Group Inc (a)	394	6	Banc of California Inc	14,858	185
Brown Shoe Co Inc	14,285	425	Bank Mutual Corp	46,305	333
Build-A-Bear Workshop Inc (a)	28,430	524	BankFinancial Corp	27,924	358
Burlington Stores Inc (a)	1,544	80	Bear State Financial Inc (a)	395	4
Cash America International Inc	19,924	516	Berkshire Hills Bancorp Inc	30,195	846
Cato Corp/The	14,816	583	Brookline Bancorp Inc	85,577	921
Children's Place Inc/The	13,958	846	Cape Bancorp Inc	5,980	58
Christopher & Banks Corp (a)	3,724	22	Capitol Federal Financial Inc	223,389	2,680
Citi Trends Inc (a)	7,446	170	Chicopee Bancorp Inc	1,061	17
Coast Distribution System Inc/The (a)	2,597	9	Citizens Community Bancorp Inc/WI	2,250	20
Conn's Inc (a)	308	9	Clifton Bancorp Inc	9,594	131
Cracker Barrel Old Country Store Inc	4,574	606	Dime Community Bancshares Inc	20,119	321
Dave & Buster's Entertainment Inc (a)	362	11	Eagle Bancorp Montana Inc	111	1
Denny's Corp (a)	95,843	998	ESSA Bancorp Inc	9,408	121
Destination Maternity Corp	6,164	73	EverBank Financial Corp	23,985	446
Destination XL Group Inc (a)	468	2	First Defiance Financial Corp	12,808	448
DineEquity Inc	15,081	1,454	First Financial Northwest Inc	16,609	197
El Pollo Loco Holdings Inc (a)	447	12	Flagstar Bancorp Inc (a)	4,082	70
Express Inc (a)	12,941	211	Flushing Financial Corp	48,169	923
Ezcorp Inc (a)	32,508	299	Fox Chase Bancorp Inc	14,946	249
Finish Line Inc/The	17,795	436	Heritage Financial Group Inc	1,804	50
First Cash Financial Services Inc (a)	192,026	9,283	HF Financial Corp	8,101	118
Fred's Inc	51,932	876	HMN Financial Inc (a)	2,080	25
Frisch's Restaurants Inc	4,600	130	Home Bancorp Inc	3,409	74
Gaiam Inc (a)	12,541	82	HomeStreet Inc (a)	4,454	92
Genesco Inc (a)	6,760	457	HomeTrust Bancshares Inc (a)	2,154	34
GNC Holdings Inc	259,225	11,160	HopFed Bancorp Inc	3,929	51
Group 1 Automotive Inc	106,067	8,377	Investors Bancorp Inc	51,681	612
Guess? Inc	31,718	581	Magyar Bancorp Inc (a)	400	3
Habit Restaurants Inc/The (a)	311	10	Meta Financial Group Inc	4,723	193
Haverty Furniture Cos Inc	25,137	539	MutualFirst Financial Inc	4,937	106
hhgregg Inc (a)	210	1	New Hampshire Thrift Bancshares Inc	1,896	29
HSN Inc	144,775	9,037	Northeast Community Bancorp Inc	2,697	20
Kirkland's Inc (a)	4,796	114	Northfield Bancorp Inc	38,903	562
Luby's Inc (a)	28,408	151	Northwest Bancshares Inc	150,320	1,850
MarineMax Inc (a)	13,203	291	Ocean Shore Holding Co	2,736	43
Men's Wearhouse Inc	231,014	13,074	OceanFirst Financial Corp	3,307	55
Movado Group Inc	22,078	646	Oneida Financial Corp	800	16
New York & Co Inc (a)	8,783	22	Oritani Financial Corp	11,496	171
Office Depot Inc (a)	156,870	1,446	Pacific Premier Bancorp Inc (a)	9,403	147

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans (continued)			Software (continued)
Provident Financial Holdings Inc	10,567	$175	CommVault Systems Inc (a)	153,050	$7,002
Provident Financial Services Inc	136,947	2,465	Concurrent Computer Corp	2,188	13
Prudential Bancorp Inc	6,246	82	CSG Systems International Inc	3,174	92
Pulaski Financial Corp	4,791	63	Dealertrack Technologies Inc (a)	7,430	292
Riverview Bancorp Inc	28,105	125	Digi International Inc (a)	31,356	316
SI Financial Group Inc	1,687	20	Dun & Bradstreet Corp/The	91,025	11,621
Sterling Bancorp/DE	51,453	667	Ebix Inc	4,479	122
Territorial Bancorp Inc	4,462	103	Epiq Systems Inc	40,091	718
Timberland Bancorp Inc/WA	7,281	76	Everyday Health Inc (a)	157	2
United Community Financial Corp/OH	38,114	206	Glu Mobile Inc (a)	2,093	14
United Financial Bancorp Inc	16,633	212	GSE Systems Inc (a)	3,462	5
Washington Federal Inc	129,249	2,792	Hortonworks Inc (a)	520	11
Waterstone Financial Inc	19,800	252	HubSpot Inc (a)	437	17
Wayne Savings Bancshares Inc	1,380	18	Infoblox Inc (a)	2,884	68
Westfield Financial Inc	23,009	178	InnerWorkings Inc (a)	1,304	8
WSFS Financial Corp	1,550	111	ManTech International Corp/VA	21,974	642
		$22,314	MedAssets Inc (a)	1,452	30
			Model N Inc (a)	8,444	99
Semiconductors - 2.04%			New Relic Inc (a),(b)	417	14
Alpha & Omega Semiconductor Ltd (a)	23,314	191	Paycom Software Inc (a)	1,644	52
Amkor Technology Inc (a)	126,929	893	Progress Software Corp (a)	30,939	817
ANADIGICS Inc (a)	2,787	4	PTC Inc (a)	6,780	260
Axcelis Technologies Inc (a)	39,795	100
AXT Inc (a)	5,895	14	QAD Inc	278	7
			Sapiens International Corp NV (a)	5,194	45
Brooks Automation Inc	93,794	1,010	Seachange International Inc (a)	8,077	54
Cabot Microelectronics Corp (a)	5,514	261
Cascade Microtech Inc (a)	20,944	278	SS&C Technologies Holdings Inc	188,450	11,339
Cirrus Logic Inc (a)	45,474	1,536	SYNNEX Corp	73,275	5,606
			Take-Two Interactive Software Inc (a)	45,291	1,074
Cohu Inc	31,460	330	Verint Systems Inc (a)	260,604	16,009
Cypress Semiconductor Corp (a)	127,496	1,698	Workiva Inc (a)	514	7
Diodes Inc (a)	16,059	430
DSP Group Inc (a)	32,179	366			$76,487
Emulex Corp (a)	81,928	657	Storage & Warehousing - 0.19%
Entegris Inc (a)	9,771	130	Mobile Mini Inc	58,629	2,260
Entropic Communications Inc (a)	4,621	14	Wesco Aircraft Holdings Inc (a)	24,997	392
Exar Corp (a)	4,041	40			$2,652
Fairchild Semiconductor International Inc (a)	144,008	2,616
FormFactor Inc (a)	53,554	427	Supranational Bank - 0.01%
GigOptix Inc (a)	4,322	6	Banco Latinoamericano de Comercio Exterior	4,853	154
Integrated Device Technology Inc (a)	38,600	702	SA
Integrated Silicon Solution Inc	34,993	649
Intersil Corp	139,542	1,863	Telecommunications - 1.46%
IXYS Corp	32,025	362	ADTRAN Inc	6,550	109
Kulicke & Soffa Industries Inc (a)	77,903	1,177	Anixter International Inc (a)	9,326	658
Lattice Semiconductor Corp (a)	63,169	375	Atlantic Tele-Network Inc	7,031	464
Magnachip Semiconductor Corp (a)	2,607	14	Aviat Networks Inc (a)	32,554	37
Microsemi Corp (a)	10,722	357	Aware Inc	17,409	73
MKS Instruments Inc	40,464	1,408	Black Box Corp	41,598	828
OmniVision Technologies Inc (a)	148,676	4,148	Calix Inc (a)	11,667	86
Pericom Semiconductor Corp	32,096	402	Cincinnati Bell Inc (a)	236,847	812
Photronics Inc (a)	121,509	1,065	Communications Systems Inc	8,832	99
PMC-Sierra Inc (a)	19,023	160	Comtech Telecommunications Corp	22,442	649
QLogic Corp (a)	90,548	1,331	Consolidated Communications Holdings Inc	3,790	80
Richardson Electronics Ltd/United States	15,453	137	DigitalGlobe Inc (a)	60,326	1,941
Rovi Corp (a)	85,246	1,578	EarthLink Holdings Corp	81,729	387
Rudolph Technologies Inc (a)	6,848	88	FairPoint Communications Inc (a)	1,139	22
Sigma Designs Inc (a)	40,916	327	General Communication Inc (a)	32,794	520
Silicon Laboratories Inc (a)	2,233	115	Globalstar Inc (a)	38,890	101
Tessera Technologies Inc	7,016	253	Harmonic Inc (a)	99,428	697
Ultra Clean Holdings Inc (a)	15,950	96	Hawaiian Telcom Holdco Inc (a)	5,679	149
Veeco Instruments Inc (a)	5,676	167	HC2 Holdings Inc (a)	1,074	12
Xcerra Corp (a)	8,027	79	ID Systems Inc (a)	1,586	11
		$27,854	IDT Corp - Class B	4,085	70
			Infinera Corp (a)	4,707	89
Software - 5.59%			Intelsat SA (a)	22,271	281
2U Inc (a)	1,534	41
			Iridium Communications Inc (a)	108,557	1,104
Actua Corp (a)	6,419	93
			Ixia (a)	7,135	86
Acxiom Corp (a)	39,196	684
			KVH Industries Inc (a)	4,768	64
Allscripts Healthcare Solutions Inc (a)	59,087	786
Avid Technology Inc (a)	48,969	793	Leap Wireless International Inc - Rights	64,745	163
			(a),(b),(c)
Bottomline Technologies de Inc (a)	1,602	43
			Loral Space & Communications Inc (a)	1,318	91
Broadridge Financial Solutions Inc	259,025	13,967
BroadSoft Inc (a)	117,575	3,720	Lumos Networks Corp	740	10
			NeoPhotonics Corp (a)	475	3
Castlight Health Inc (a)	588	4
			Netgear Inc (a)	35,359	1,070

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)			Trucking & Leasing (continued)
NeuStar Inc (a)	750	$23	GATX Corp	51,440		$2,798
Novatel Wireless Inc (a)	4,845	29	Greenbrier Cos Inc/The	22,769		1,314
Numerex Corp (a)	654	7	TAL International Group Inc	19,563		754
Optical Cable Corp	8,872	36	Willis Lease Finance Corp (a)	8,412		160
Orbcomm Inc (a)	21,243	128				$8,286
Plantronics Inc	1,266	67
Polycom Inc (a)	201,607	2,631	Water - 0.12%
Preformed Line Products Co	1,688	71	American States Water Co	24,018		922
Premiere Global Services Inc (a)	16,820	172	California Water Service Group	11,335		271
Qorvo Inc (a)	59,503	3,922	Connecticut Water Service Inc	2,720		98
RF Industries Ltd	300	1	Consolidated Water Co Ltd	14,307		172
Shenandoah Telecommunications Co	3,073	106	Middlesex Water Co	1,357		31
Spok Holdings Inc	24,004	452	SJW Corp	3,163		92
Telenav Inc (a)	6,710	56				$1,586
Telephone & Data Systems Inc	47,055	1,257	TOTAL COMMON STOCKS			$1,282,994
TESSCO Technologies Inc	2,843	71	INVESTMENT COMPANIES - 5.93%	Shares Held	Value(000	's)
Vonage Holdings Corp (a)	28,740	133
			Publicly Traded Investment Fund - 5.93%
West Corp	2,940	91	Cash Account Trust - Government & Agency	728,703		729
Westell Technologies Inc (a)	15,322	18
			Portfolio - Government Cash Managed
		$20,037	First American Government Obligations Fund	80,443,728		80,443
Textiles - 0.11%						$81,172
Culp Inc	2,723	70	TOTAL INVESTMENT COMPANIES			$81,172
Dixie Group Inc/The (a)	11,461	113	Total Investments			$1,364,166
G&K Services Inc	11,344	801	Other Assets in Excess of Liabilities, Net - 0.32%			$4,331
UniFirst Corp/MA	4,767	540	TOTAL NET ASSETS - 100.00%			$1,368,497
		$1,524

Toys, Games & Hobbies - 0.02%			(a) Non-Income Producing Security
Jakks Pacific Inc (a)	29,964	200
LeapFrog Enterprises Inc (a)	8,019	18	(b) Security is Illiquid
			(c)		Fair value of these investments is determined in good faith by the Manager
		$218	under procedures established and periodically reviewed by the Board of
Transportation - 1.40%			Directors. At the end of the period, the fair value of these securities totaled
Air Transport Services Group Inc (a)	92,440	861	$163 or 0.01% of net assets.
ArcBest Corp	30,574	1,092
Ardmore Shipping Corp	4,420	53
Atlas Air Worldwide Holdings Inc (a)	30,057	1,465
			Portfolio Summary (unaudited)
Baltic Trading Ltd	20,230	29	Sector			Percent
CAI International Inc (a)	7,865	187
			Financial			25.72%
Celadon Group Inc	18,551	479	Consumer, Non-cyclical			17.27%
Con-way Inc	93,265	3,833	Industrial			14.57%
Covenant Transportation Group Inc (a)	4,228	129
			Consumer, Cyclical			13.65%
DHT Holdings Inc	45,821	367
Dorian LPG Ltd(a)	1,823	24	Technology			10.78%
Era Group Inc (a)	25,349	562	Exchange Traded Funds			5.93%
Frontline Ltd/Bermuda (a)	18,487	47	Energy			3.94%
			Basic Materials			3.25%
GasLog Ltd	13,052	291
Hornbeck Offshore Services Inc (a)	48,096	1,100	Communications			2.95%
HUB Group Inc (a)	1,882	75	Utilities			1.55%
			Diversified			0.06%
International Shipholding Corp	7,458	82	Government			0.01%
Marten Transport Ltd	39,811	886	Other Assets in Excess of Liabilities, Net			0.32%
Matson Inc	58,032	2,350
Navios Maritime Acquisition Corp	20,769	79	TOTAL NET ASSETS			100.00%
Nordic American Tankers Ltd	14,114	173
PAM Transportation Services Inc (a)	11,405	668
Patriot Transportation Holding Inc (a)	927	24
Providence and Worcester Railroad Co	4,798	88
Quality Distribution Inc (a)	5,822	58
Roadrunner Transportation Systems Inc (a)	21,547	528
Saia Inc (a)	8,545	348
Scorpio Tankers Inc	115,370	1,078
Ship Finance International Ltd	30,712	484
Teekay Tankers Ltd	12,836	81
Tidewater Inc	17,774	492
Ultrapetrol Bahamas Ltd (a)	14,867	18
Universal Truckload Services Inc	652	14
USA Truck Inc (a)	10,134	249
UTI Worldwide Inc (a)	12,971	117
Werner Enterprises Inc	15,367	413
XPO Logistics Inc (a)	6,044	293
		$19,117

Trucking & Leasing - 0.61%
AMERCO	10,123	3,260

See accompanying notes

		Schedule of Investments
SmallCap Value Fund II
April 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2015	Long	684	$84,598	$83,202	$(1,396)
Total					$(1,396)
Amounts in thousands except contracts

See accompanying notes

Glossary to the Schedule of Investments
April 30, 2015 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
BOND & MORTGAGE SECURITIES FUND
Class J shares
2015	(c)	$11.03	$0.11	$0.07	$0.18	($0.14)	$–	($0.14)	$11.07
2014		10.86	0.23	0.19	0.42	(0.25)	–	(0.25)	11.03
2013		11.16	0.24	(0.31)	(0.07)	(0.23)	–	(0.23)	10.86
2012		10.69	0.28	0.51	0.79	(0.32)	–	(0.32)	11.16
2011		10.63	0.37	0.07	0.44	(0.37)	(0.01)	(0.38)	10.69
2010		9.74	0.40	0.81	1.21	(0.32)	–	(0.32)	10.63
Institutional shares
2015	(c)	10.96	0.14	0.07	0.21	(0.17)	–	(0.17)	11.00
2014		10.79	0.27	0.20	0.47	(0.30)	–	(0.30)	10.96
2013		11.09	0.28	(0.30)	(0.02)	(0.28)	–	(0.28)	10.79
2012		10.62	0.33	0.51	0.84	(0.37)	–	(0.37)	11.09
2011		10.57	0.41	0.07	0.48	(0.42)	(0.01)	(0.43)	10.62
2010		9.68	0.45	0.82	1.27	(0.38)	–	(0.38)	10.57
R-1 shares
2015	(c)	10.96	0.09	0.07	0.16	(0.12)	–	(0.12)	11.00
2014		10.79	0.18	0.19	0.37	(0.20)	–	(0.20)	10.96
2013		11.09	0.19	(0.31)	(0.12)	(0.18)	–	(0.18)	10.79
2012		10.62	0.24	0.50	0.74	(0.27)	–	(0.27)	11.09
2011		10.57	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)	10.62
2010		9.68	0.37	0.81	1.18	(0.29)	–	(0.29)	10.57
R-2 shares
2015	(c)	10.86	0.10	0.07	0.17	(0.13)	–	(0.13)	10.90
2014		10.70	0.19	0.19	0.38	(0.22)	–	(0.22)	10.86
2013		10.99	0.20	(0.29)	(0.09)	(0.20)	–	(0.20)	10.70
2012		10.53	0.25	0.50	0.75	(0.29)	–	(0.29)	10.99
2011		10.48	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)	10.53
2010		9.61	0.38	0.80	1.18	(0.31)	–	(0.31)	10.48
R-3 shares
2015	(c)	10.90	0.11	0.07	0.18	(0.14)	–	(0.14)	10.94
2014		10.74	0.21	0.19	0.40	(0.24)	–	(0.24)	10.90
2013		11.03	0.22	(0.29)	(0.07)	(0.22)	–	(0.22)	10.74
2012		10.57	0.27	0.50	0.77	(0.31)	–	(0.31)	11.03
2011		10.52	0.35	0.07	0.42	(0.36)	(0.01)	(0.37)	10.57
2010		9.64	0.40	0.80	1.20	(0.32)	–	(0.32)	10.52
R-4 shares
2015	(c)	11.10	0.12	0.07	0.19	(0.15)	–	(0.15)	11.14
2014		10.92	0.24	0.20	0.44	(0.26)	–	(0.26)	11.10
2013		11.22	0.24	(0.30)	(0.06)	(0.24)	–	(0.24)	10.92
2012		10.74	0.29	0.52	0.81	(0.33)	–	(0.33)	11.22
2011		10.68	0.38	0.07	0.45	(0.38)	(0.01)	(0.39)	10.74
2010		9.78	0.42	0.82	1.24	(0.34)	–	(0.34)	10.68
R-5 shares
2015	(c)	10.91	0.12	0.07	0.19	(0.15)	–	(0.15)	10.95
2014		10.75	0.24	0.19	0.43	(0.27)	–	(0.27)	10.91
2013		11.04	0.25	(0.29)	(0.04)	(0.25)	–	(0.25)	10.75
2012		10.58	0.30	0.50	0.80	(0.34)	–	(0.34)	11.04
2011		10.53	0.38	0.07	0.45	(0.39)	(0.01)	(0.40)	10.58
2010		9.65	0.43	0.80	1.23	(0.35)	–	(0.35)	10.53

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

1.67%(d),(e)		$164,746	0.90%	(f)	0.91%(f)	2.09%	(f)	221.8%	(f)
3.95	(e)	166,719	0.92		0.96	2.11		204.5
(0.61	) (e)	173,945	0.94		1.14	2.17		205.6
7.49	(e)	201,223	0.99		1.20	2.60		218.6
4.27	(e)	203,129	0.98		1.12	3.46		265.5
12.71	(e)	209,290	1.08		1.15	3.98		357.4

1.89	(d)	3,947,707	0.50	(f)	–	2.49	(f)	221.8	(f)
4.40		3,556,478	0.52	(g)	–	2.49		204.5
(0.20)		1,925,899	0.52	(g)	–	2.58		205.6
8.04		1,828,579	0.53	(g)	–	3.04		218.6
4.67		1,478,603	0.53	(g)	–	3.91		265.5
13.41		1,438,541	0.53	(g)	–	4.53		357.4

1.45	(d)	7,015	1.38	(f)	–	1.64	(f)	221.8	(f)
3.49		4,667	1.40		–	1.64		204.5
(1.07)		5,969	1.40		–	1.71		205.6
7.10		11,645	1.41		–	2.18		218.6
3.75		11,158	1.41		–	3.03		265.5
12.43		10,669	1.41		–	3.66		357.4

1.53	(d)	13,489	1.25	(f)	–	1.76	(f)	221.8	(f)
3.57		10,799	1.27		–	1.77		204.5
(0.85)		14,978	1.27		–	1.83		205.6
7.21		19,392	1.28		–	2.32		218.6
3.93		20,576	1.28		–	3.18		265.5
12.46		28,778	1.28		–	3.78		357.4

1.62	(d)	33,381	1.07	(f)	–	1.94	(f)	221.8	(f)
3.74		27,332	1.09		–	1.95		204.5
(0.67)		32,743	1.09		–	2.01		205.6
7.37		38,896	1.10		–	2.50		218.6
4.10		41,063	1.10		–	3.34		265.5
12.73		41,586	1.10		–	3.97		357.4

1.68	(d)	27,858	0.88	(f)	–	2.12	(f)	221.8	(f)
4.05		27,091	0.90		–	2.14		204.5
(0.57)		30,315	0.90		–	2.20		205.6
7.64		37,187	0.91		–	2.67		218.6
4.32		32,495	0.91		–	3.53		265.5
12.95		36,175	0.91		–	4.14		357.4

1.77	(d)	66,413	0.76	(f)	–	2.25	(f)	221.8	(f)
4.06		46,871	0.78		–	2.26		204.5
(0.37)		44,281	0.78		–	2.32		205.6
7.70		70,930	0.79		–	2.79		218.6
4.41		63,753	0.79		–	3.66		265.5
13.06		59,861	0.79		–	4.26		357.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
CALIFORNIA MUNICIPAL FUND
Institutional shares
2015	(b)	$10.62	$0.07	($0.10)	($0.03)	($0.06)	($0.06)	$10.53	(0.24	)%(c)

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of Net
	Ratio of Expenses	Ratio of Expenses to Average Net	Investment Income
Net Assets, End of	to Average Net	Assets (Excluding Interest Expense	to Average Net	Portfolio
Period (in thousands)	Assets	Fees)	Assets	Turnover Rate

$10	0.60%(d),(e)	0.58%	3.90%(d)	22.3%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2015	(c)	$11.83	$0.08	$0.45	$0.53	($0.13)	($0.13)	$12.23	4.58%(d),(e)
2014		11.67	0.14	0.21	0.35	(0.19)	(0.19)	11.83	2.98	(e)
2013		9.77	0.15	1.92	2.07	(0.17)	(0.17)	11.67	21.40	(e)
2012		9.31	0.16	0.41	0.57	(0.11)	(0.11)	9.77	6.23	(e)
2011		9.70	0.15	(0.45)	(0.30)	(0.09)	(0.09)	9.31	(3.16	) (e)
2010		8.59	0.08	1.14	1.22	(0.11)	(0.11)	9.70	14.31	(e)
Institutional shares
2015	(c)	11.94	0.11	0.44	0.55	(0.18)	(0.18)	12.31	4.73	(d)
2014		11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94	3.45
2013		9.87	0.20	1.92	2.12	(0.22)	(0.22)	11.77	21.79
2012		9.40	0.21	0.41	0.62	(0.15)	(0.15)	9.87	6.76
2011		9.79	0.20	(0.44)	(0.24)	(0.15)	(0.15)	9.40	(2.61)
2010		8.67	0.13	1.15	1.28	(0.16)	(0.16)	9.79	14.90
R-1 shares
2015	(c)	11.87	0.05	0.47	0.52	(0.07)	(0.07)	12.32	4.32 (d)	,(h)
2014		11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87	2.56	(h)
2013		9.80	0.11	1.91	2.02	(0.12)	(0.12)	11.70	20.82
2012		9.33	0.13	0.40	0.53	(0.06)	(0.06)	9.80	5.81
2011		9.72	0.11	(0.44)	(0.33)	(0.06)	(0.06)	9.33	(3.48)
2010		8.62	0.05	1.15	1.20	(0.10)	(0.10)	9.72	13.95
R-2 shares
2015	(c)	11.83	0.06	0.46	0.52	(0.09)	(0.09)	12.26	4.43	(d)
2014		11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83	2.60
2013		9.77	0.12	1.92	2.04	(0.14)	(0.14)	11.67	21.04
2012		9.30	0.14	0.40	0.54	(0.07)	(0.07)	9.77	5.92
2011		9.69	0.12	(0.44)	(0.32)	(0.07)	(0.07)	9.30	(3.39)
2010		8.58	0.06	1.15	1.21	(0.10)	(0.10)	9.69	14.18
R-3 shares
2015	(c)	11.89	0.07	0.46	0.53	(0.11)	(0.11)	12.31	4.51	(d)
2014		11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89	2.89
2013		9.83	0.14	1.91	2.05	(0.16)	(0.16)	11.72	21.11
2012		9.35	0.16	0.41	0.57	(0.09)	(0.09)	9.83	6.24
2011		9.75	0.14	(0.45)	(0.31)	(0.09)	(0.09)	9.35	(3.25)
2010		8.64	0.08	1.15	1.23	(0.12)	(0.12)	9.75	14.29
R-4 shares
2015	(c)	12.07	0.08	0.46	0.54	(0.13)	(0.13)	12.48	4.58	(d)
2014		11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07	3.05
2013		9.97	0.16	1.95	2.11	(0.18)	(0.18)	11.90	21.44
2012		9.49	0.18	0.41	0.59	(0.11)	(0.11)	9.97	6.35
2011		9.89	0.17	(0.46)	(0.29)	(0.11)	(0.11)	9.49	(3.04)
2010		8.75	0.09	1.18	1.27	(0.13)	(0.13)	9.89	14.63
R-5 shares
2015	(c)	12.05	0.09	0.46	0.55	(0.15)	(0.15)	12.45	4.64	(d)
2014		11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05	3.18
2013		9.96	0.17	1.94	2.11	(0.19)	(0.19)	11.88	21.51
2012		9.48	0.19	0.41	0.60	(0.12)	(0.12)	9.96	6.50
2011		9.88	0.18	(0.46)	(0.28)	(0.12)	(0.12)	9.48	(2.90)
2010		8.67	0.11	1.24	1.35	(0.14)	(0.14)	9.88	15.71	(i)

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$200,227	1.26	%(f)	1.27%(f)	1.41	%(f)	50.1	%(f)
200,044	1.26		1.30	1.16		67.0
204,288	1.30		1.50	1.43		76.9
183,831	1.40		1.59	1.76		74.2
194,184	1.38		1.52	1.52		75.7	(g)
179,226	1.51		1.58	0.86		105.9

4,910,641	0.85	(f)	–	1.82	(f)	50.1	(f)
4,849,850	0.85		–	1.58		67.0
4,208,838	0.87		0.87	1.89		76.9
2,833,609	0.89		0.89	2.25		74.2
2,101,900	0.91		0.91	1.95		75.7	(g)
1,087,289	0.92		0.92	1.49		105.9

5,977	1.73	(f)	–	0.93	(f)	50.1	(f)
6,020	1.73		–	0.72		67.0
7,021	1.74		–	0.99		76.9
7,944	1.76		–	1.42		74.2
8,504	1.79		–	1.11		75.7	(g)
9,424	1.79		–	0.60		105.9

8,924	1.60	(f)	–	1.01	(f)	50.1	(f)
9,816	1.60		–	0.79		67.0
12,328	1.61		–	1.13		76.9
13,572	1.63		–	1.54		74.2
15,277	1.66		–	1.25		75.7	(g)
19,385	1.66		–	0.70		105.9

42,677	1.42	(f)	–	1.19	(f)	50.1	(f)
50,493	1.42		–	1.00		67.0
56,229	1.43		–	1.30		76.9
53,185	1.45		–	1.70		74.2
61,344	1.48		–	1.44		75.7	(g)
67,216	1.48		–	0.88		105.9

39,080	1.23	(f)	–	1.42	(f)	50.1	(f)
41,798	1.23		–	1.17		67.0
51,609	1.24		–	1.51		76.9
41,896	1.26		–	1.91		74.2
43,879	1.29		–	1.63		75.7	(g)
49,117	1.29		–	1.05		105.9

76,922	1.11	(f)	–	1.54	(f)	50.1	(f)
79,982	1.11		–	1.33		67.0
81,793	1.12		–	1.60		76.9
80,363	1.14		–	2.00		74.2
80,613	1.17		–	1.75		75.7	(g)
76,608	1.17		–	1.18		105.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(i)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
EQUITY INCOME FUND
Institutional shares
2015	(b)	$26.30	$0.34	$0.60	$0.94	($0.30)	($0.30)	$26.94	3.59	%(c)
2014		23.17	0.65	3.04	3.69	(0.56)	(0.56)	26.30	16.08
2013		19.49	0.64	3.65	4.29	(0.61)	(0.61)	23.17	22.39
2012		17.59	0.58	1.87	2.45	(0.55)	(0.55)	19.49	14.10
2011		16.93	0.56	0.64	1.20	(0.54)	(0.54)	17.59	7.15
2010		14.40	0.50	2.49	2.99	(0.46)	(0.46)	16.93	21.03
R-1 shares
2015	(b)	26.17	0.22	0.60	0.82	(0.19)	(0.19)	26.80	3.13	(c)
2014		23.06	0.45	3.00	3.45	(0.34)	(0.34)	26.17	15.06
2013		19.40	0.45	3.64	4.09	(0.43)	(0.43)	23.06	21.36
2012		17.52	0.42	1.86	2.28	(0.40)	(0.40)	19.40	13.09
2011		16.89	0.39	0.66	1.05	(0.42)	(0.42)	17.52	6.23
2010	(e)	15.52	0.23	1.40	1.63	(0.26)	(0.26)	16.89	10.62	(c)
R-2 shares
2015	(b)	26.26	0.24	0.59	0.83	(0.20)	(0.20)	26.89	3.20 (c)	,(f)
2014		23.13	0.47	3.04	3.51	(0.38)	(0.38)	26.26	15.25
2013		19.46	0.48	3.65	4.13	(0.46)	(0.46)	23.13	21.48
2012		17.57	0.43	1.89	2.32	(0.43)	(0.43)	19.46	13.29
2011		16.89	0.41	0.66	1.07	(0.39)	(0.39)	17.57	6.39
2010	(e)	15.52	0.21	1.43	1.64	(0.27)	(0.27)	16.89	10.67	(c)
R-3 shares
2015	(b)	26.19	0.26	0.60	0.86	(0.23)	(0.23)	26.82	3.27	(c)
2014		23.07	0.51	3.03	3.54	(0.42)	(0.42)	26.19	15.47
2013		19.41	0.51	3.65	4.16	(0.50)	(0.50)	23.07	21.72
2012		17.53	0.46	1.88	2.34	(0.46)	(0.46)	19.41	13.45
2011		16.89	0.45	0.64	1.09	(0.45)	(0.45)	17.53	6.53
2010	(e)	15.52	0.25	1.40	1.65	(0.28)	(0.28)	16.89	10.81	(c)
R-4 shares
2015	(b)	26.24	0.29	0.59	0.88	(0.25)	(0.25)	26.87	3.37	(c)
2014		23.12	0.56	3.03	3.59	(0.47)	(0.47)	26.24	15.64
2013		19.45	0.55	3.66	4.21	(0.54)	(0.54)	23.12	21.94
2012		17.56	0.49	1.89	2.38	(0.49)	(0.49)	19.45	13.70
2011		16.92	0.46	0.66	1.12	(0.48)	(0.48)	17.56	6.70
2010	(e)	15.52	0.20	1.49	1.69	(0.29)	(0.29)	16.92	11.03	(c)
R-5 shares
2015	(b)	26.28	0.31	0.59	0.90	(0.27)	(0.27)	26.91	3.42	(c)
2014		23.15	0.59	3.04	3.63	(0.50)	(0.50)	26.28	15.81
2013		19.47	0.59	3.65	4.24	(0.56)	(0.56)	23.15	22.11
2012		17.58	0.51	1.89	2.40	(0.51)	(0.51)	19.47	13.81
2011		16.93	0.50	0.65	1.15	(0.50)	(0.50)	17.58	6.86
2010	(e)	15.52	0.15	1.55	1.70	(0.29)	(0.29)	16.93	11.11	(c)

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of Net
	Ratio of Expenses		Investment Income
Net Assets, End of	to Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$4,332,576	0.52	%(d)	2.54	%(d)	21.5	%(d)
4,325,786	0.52		2.63		14.5
3,791,024	0.52		2.99		16.4
3,105,517	0.52		3.09		23.5
2,527,743	0.52		3.20		16.6
1,828,045	0.52		3.16		22.1

3,457	1.39	(d)	1.67	(d)	21.5	(d)
3,135	1.39		1.81		14.5
3,661	1.39		2.11		16.4
2,790	1.39		2.24		23.5
2,495	1.39		2.24		16.6
374	1.42	(d)	2.13	(d)	22.1	(d)

6,295	1.26	(d)	1.82	(d)	21.5	(d)
7,068	1.26		1.90		14.5
8,608	1.26		2.27		16.4
7,317	1.26		2.29		23.5
3,313	1.26		2.33		16.6
371	1.29	(d)	1.92	(d)	22.1	(d)

73,299	1.08	(d)	2.00	(d)	21.5	(d)
80,594	1.08		2.06		14.5
72,261	1.08		2.39		16.4
44,323	1.08		2.47		23.5
22,727	1.08		2.56		16.6
3,815	1.11	(d)	2.39	(d)	22.1	(d)

57,966	0.89	(d)	2.18	(d)	21.5	(d)
54,861	0.89		2.26		14.5
50,967	0.89		2.59		16.4
31,695	0.89		2.61		23.5
11,013	0.89		2.65		16.6
750	0.92	(d)	1.87	(d)	22.1	(d)

173,581	0.77	(d)	2.30	(d)	21.5	(d)
168,487	0.77		2.37		14.5
142,322	0.77		2.73		16.4
106,715	0.77		2.71		23.5
27,719	0.77		2.87		16.6
5,904	0.80	(d)	1.37	(d)	22.1	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2015	(b)	$14.71	$0.33	($0.09)	$0.24	($0.36)	($0.35)	($0.71)	$14.24
2014		14.19	0.67	0.51	1.18	(0.66)	–	(0.66)	14.71
2013		14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
2012		12.94	0.81	1.15	1.96	(0.76)	(0.04)	(0.80)	14.10
2011		13.31	0.83	(0.35)	0.48	(0.74)	(0.11)	(0.85)	12.94
2010		12.72	0.77	1.67	2.44	(0.80)	(1.05)	(1.85)	13.31
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2015	(b)	9.26	0.09	0.32	0.41	(0.23)	(0.05)	(0.28)	9.39
2014		8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
2013		8.25	0.16	0.99	1.15	(0.46)	(0.15)	(0.61)	8.79
2012		7.07	0.15	1.21	1.36	(0.18)	–	(0.18)	8.25
2011		7.18	0.12	(0.07)	0.05	(0.12)	(0.04)	(0.16)	7.07
2010		5.67	0.13	1.66	1.79	(0.28)	–	(0.28)	7.18
R-6 shares
2015	(h)	9.28	0.07	0.32	0.39	(0.23)	(0.05)	(0.28)	9.39

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and		Ratio of Net
			Ratio of Expenses		Interest Expense on		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short Sale		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

1.74	%(c)	$3,320,523	0.79%	(d)	0.77%(d),(e)		4.72%	(d)	80.1%	(d)
8.47		1,383,778	0.86		0.77	(e)	4.59		83.4
6.75		876,282	0.83	(f)	0.78	(e)	5.02		79.0
15.67		751,759	0.80	(f)	–		6.01		50.8
3.61		553,989	0.81	(f)	–		6.27		47.6
21.42		224,071	0.87	(f)	–		6.13		75.5

4.49	(c)	2,453,281	0.88 (d)	,(f)	N/A		1.83	(d)	54.0	(d)
11.46		2,076,053	0.90	(f)	N/A		1.57		29.3
14.49		1,470,065	0.92	(f)	N/A		1.86		52.4
19.67		1,077,821	0.93	(f)	N/A		1.92		87.9
0.74		246,174	0.95	(f)	N/A		1.67		78.8
32.52	(g)	9	0.95	(f)	N/A		2.23		194.8

4.25	(c)	18	0.94 (d)	,(f)	N/A		1.78	(d)	54.0	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Reflects Manager's contractual expense limit.
(g)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(h)	Period from November 25, 2014, date operations commenced, through April 30, 2015.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2015	(c)	$11.05	$0.12	$0.07	$0.19	($0.13)	($0.13)	$11.11	1.63%(d),(e),(f)
2014		10.99	0.23	0.13	0.36	(0.30)	(0.30)	11.05	3.37	(e)
2013		11.38	0.23	(0.31)	(0.08)	(0.31)	(0.31)	10.99	(0.75	) (e)
2012		11.28	0.29	0.19	0.48	(0.38)	(0.38)	11.38	4.28	(e)
2011		11.30	0.35	0.02	0.37	(0.39)	(0.39)	11.28	3.40	(e)
2010		10.90	0.40	0.43	0.83	(0.43)	(0.43)	11.30	7.73	(e)
Institutional shares
2015	(c)	11.04	0.14	0.07	0.21	(0.15)	(0.15)	11.10	1.82 (d)	,(f)
2014		10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04	3.77
2013		11.37	0.27	(0.31)	(0.04)	(0.35)	(0.35)	10.98	(0.33)
2012		11.27	0.34	0.19	0.53	(0.43)	(0.43)	11.37	4.80
2011		11.29	0.40	0.03	0.43	(0.45)	(0.45)	11.27	3.91
2010		10.90	0.46	0.41	0.87	(0.48)	(0.48)	11.29	8.16
R-1 shares
2015	(c)	11.04	0.10	0.07	0.17	(0.11)	(0.11)	11.10	1.52	(d)
2014		10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04	2.86
2013		11.38	0.19	(0.31)	(0.12)	(0.27)	(0.27)	10.99	(1.10)
2012		11.27	0.26	0.19	0.45	(0.34)	(0.34)	11.38	4.07
2011		11.29	0.32	0.02	0.34	(0.36)	(0.36)	11.27	3.11
2010		10.90	0.37	0.41	0.78	(0.39)	(0.39)	11.29	7.32
R-2 shares
2015	(c)	11.04	0.11	0.06	0.17	(0.11)	(0.11)	11.10	1.59	(d)
2014		10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04	3.00
2013		11.38	0.20	(0.31)	(0.11)	(0.28)	(0.28)	10.99	(0.97)
2012		11.27	0.27	0.20	0.47	(0.36)	(0.36)	11.38	4.21
2011		11.29	0.33	0.03	0.36	(0.38)	(0.38)	11.27	3.24
2010		10.90	0.39	0.41	0.80	(0.41)	(0.41)	11.29	7.46
R-3 shares
2015	(c)	11.04	0.12	0.06	0.18	(0.12)	(0.12)	11.10	1.68	(d)
2014		10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04	3.18
2013		11.38	0.22	(0.31)	(0.09)	(0.30)	(0.30)	10.99	(0.80)
2012		11.27	0.29	0.20	0.49	(0.38)	(0.38)	11.38	4.40
2011		11.29	0.35	0.03	0.38	(0.40)	(0.40)	11.27	3.43
2010		10.90	0.40	0.42	0.82	(0.43)	(0.43)	11.29	7.66
R-4 shares
2015	(c)	11.04	0.13	0.06	0.19	(0.13)	(0.13)	11.10	1.77	(d)
2014		10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04	3.38
2013		11.38	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.99	(0.61)
2012		11.27	0.31	0.20	0.51	(0.40)	(0.40)	11.38	4.59
2011		11.29	0.37	0.03	0.40	(0.42)	(0.42)	11.27	3.62
2010		10.90	0.42	0.42	0.84	(0.45)	(0.45)	11.29	7.86
R-5 shares
2015	(c)	11.05	0.13	0.07	0.20	(0.14)	(0.14)	11.11	1.83	(d)
2014		11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05	3.50
2013		11.39	0.26	(0.32)	(0.06)	(0.33)	(0.33)	11.00	(0.49)
2012		11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39	4.72
2011		11.30	0.38	0.03	0.41	(0.43)	(0.43)	11.28	3.74
2010		10.90	0.44	0.42	0.86	(0.46)	(0.46)	11.30	8.08

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$132,484	0.89	%(g)	0.90%(g)	2.18	%(g)	33.9	%(g)
135,736	0.89		0.93	2.12		32.8
144,809	0.94		1.14	2.02		41.1
156,522	1.00		1.23	2.53		52.8
123,734	1.00		1.16	3.11		104.7
112,730	1.00		1.20	3.63		51.2

1,003,855	0.51	(g)	–	2.56	(g)	33.9	(g)
1,086,207	0.51		–	2.50		32.8
1,098,217	0.51		–	2.45		41.1
1,044,466	0.51		–	3.04		52.8
1,020,836	0.51		–	3.60		104.7
980,476	0.51		–	4.13		51.2

2,715	1.29 (g)	,(h)	–	1.78	(g)	33.9	(g)
2,480	1.29	(h)	–	1.72		32.8
3,151	1.29	(h)	–	1.67		41.1
3,722	1.29	(h)	–	2.25		52.8
3,517	1.29	(h)	–	2.84		104.7
4,485	1.29	(h)	–	3.33		51.2

4,564	1.16 (g)	,(h)	–	1.91	(g)	33.9	(g)
4,914	1.16	(h)	–	1.85		32.8
5,207	1.16	(h)	–	1.80		41.1
6,464	1.16	(h)	–	2.39		52.8
7,276	1.16	(h)	–	2.96		104.7
8,002	1.16	(h)	–	3.48		51.2

16,484	0.98 (g)	,(h)	–	2.09	(g)	33.9	(g)
16,350	0.98	(h)	–	2.03		32.8
17,952	0.98	(h)	–	1.98		41.1
21,930	0.98	(h)	–	2.56		52.8
20,798	0.98	(h)	–	3.13		104.7
20,070	0.98	(h)	–	3.63		51.2

10,690	0.79 (g)	,(h)	–	2.28	(g)	33.9	(g)
10,900	0.79	(h)	–	2.22		32.8
10,708	0.79	(h)	–	2.17		41.1
11,093	0.79	(h)	–	2.75		52.8
9,295	0.79	(h)	–	3.31		104.7
7,364	0.79	(h)	–	3.82		51.2

21,009	0.67 (g)	,(h)	–	2.40	(g)	33.9	(g)
20,405	0.67	(h)	–	2.34		32.8
19,242	0.67	(h)	–	2.29		41.1
21,996	0.67	(h)	–	2.87		52.8
17,909	0.67	(h)	–	3.44		104.7
15,243	0.67	(h)	–	3.95		51.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Institutional shares
2015	(b)	$7.67	$0.21	($0.07)	$0.14	($0.22)	($0.08)	($0.30)	$7.51
2014		7.90	0.46	(0.04)	0.42	(0.49)	(0.16)	(0.65)	7.67
2013		7.80	0.51	0.20	0.71	(0.54)	(0.07)	(0.61)	7.90
2012		7.69	0.55	0.39	0.94	(0.57)	(0.26)	(0.83)	7.80
2011		8.15	0.63	(0.28)	0.35	(0.66)	(0.15)	(0.81)	7.69
2010		7.59	0.68	0.57	1.25	(0.69)	–	(0.69)	8.15
HIGH YIELD FUND I
Institutional shares
2015	(b)	10.49	0.27	(0.11)	0.16	(0.27)	(0.08)	(0.35)	10.30
2014		10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49
2013		11.37	0.65	0.27	0.92	(1.22)	(0.31)	(1.53)	10.76
2012		11.05	0.73	0.54	1.27	(0.73)	(0.22)	(0.95)	11.37
2011		11.64	0.83	(0.42)	0.41	(0.85)	(0.15)	(1.00)	11.05
2010		10.67	0.94	1.00	1.94	(0.97)	–	(0.97)	11.64

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets	Assets		Turnover Rate

2.05%	(c)	$1,495,520	0.59%	(d)	0.59%(d)	5.70%	(d)	49.8%	(d)
5.58		992,990	0.59		0.59	5.84		51.7
9.31		919,683	0.58		0.59	6.52		69.6
13.17		721,892	0.56		0.59	7.19		82.6
4.45		744,655	0.56		0.57	7.91		82.8
17.23		975,311	0.56		0.57	8.64		77.8

1.63	(c)	975,757	0.64	(d)	–	5.37	(d)	58.2	(d)
4.99		1,789,770	0.64		–	5.44		43.2
8.72		1,495,205	0.65		–	6.00		67.0
12.65		1,189,513	0.65		–	6.75		75.0
3.87		1,633,132	0.65		–	7.50		67.4
19.54		1,276,786	0.65		–	8.77		100.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INCOME FUND
Class J shares
2015	(c)	$9.78	$0.14	$0.01	$0.15	($0.15)	($0.15)	$9.78	1.50%(d),(e)
2014		9.67	0.31	0.14	0.45	(0.34)	(0.34)	9.78	4.73	(e)
2013		10.00	0.33	(0.30)	0.03	(0.36)	(0.36)	9.67	0.29	(e)
2012		9.57	0.39	0.45	0.84	(0.41)	(0.41)	10.00	9.03	(e)
2011		9.67	0.43	(0.06)	0.37	(0.47)	(0.47)	9.57	3.91	(e)
2010		9.28	0.48	0.41	0.89	(0.50)	(0.50)	9.67	9.91	(e)
Institutional shares
2015	(c)	9.78	0.16	0.01	0.17	(0.16)	(0.16)	9.79	1.79	(d)
2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78	5.13
2013		10.00	0.37	(0.30)	0.07	(0.40)	(0.40)	9.67	0.74
2012		9.57	0.44	0.46	0.90	(0.47)	(0.47)	10.00	9.62
2011		9.68	0.49	(0.08)	0.41	(0.52)	(0.52)	9.57	4.41
2010		9.28	0.54	0.42	0.96	(0.56)	(0.56)	9.68	10.65
R-1 shares
2015	(c)	9.79	0.12	–	0.12	(0.12)	(0.12)	9.79	1.26	(d)
2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79	4.22
2013		10.00	0.29	(0.29)	–	(0.32)	(0.32)	9.68	(0.02)
2012		9.57	0.36	0.45	0.81	(0.38)	(0.38)	10.00	8.68
2011		9.68	0.40	(0.07)	0.33	(0.44)	(0.44)	9.57	3.51
2010	(g)	9.27	0.30	0.40	0.70	(0.29)	(0.29)	9.68	7.68	(d)
R-2 shares
2015	(c)	9.79	0.12	0.02	0.14	(0.13)	(0.13)	9.80	1.42	(d)
2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79	4.35
2013		10.01	0.30	(0.30)	–	(0.33)	(0.33)	9.68	0.00
2012		9.58	0.37	0.46	0.83	(0.40)	(0.40)	10.01	8.81
2011		9.67	0.42	(0.06)	0.36	(0.45)	(0.45)	9.58	3.85
2010	(g)	9.27	0.30	0.40	0.70	(0.30)	(0.30)	9.67	7.67	(d)
R-3 shares
2015	(c)	9.80	0.13	0.01	0.14	(0.14)	(0.14)	9.80	1.41	(d)
2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80	4.54
2013		10.01	0.32	(0.29)	0.03	(0.35)	(0.35)	9.69	0.28
2012		9.58	0.39	0.45	0.84	(0.41)	(0.41)	10.01	9.00
2011		9.68	0.43	(0.06)	0.37	(0.47)	(0.47)	9.58	3.93
2010	(g)	9.27	0.31	0.41	0.72	(0.31)	(0.31)	9.68	7.91	(d)
R-4 shares
2015	(c)	9.79	0.14	0.02	0.16	(0.15)	(0.15)	9.80	1.61	(d)
2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79	4.74
2013		10.01	0.34	(0.30)	0.04	(0.37)	(0.37)	9.68	0.37
2012		9.58	0.41	0.45	0.86	(0.43)	(0.43)	10.01	9.21
2011		9.68	0.45	(0.06)	0.39	(0.49)	(0.49)	9.58	4.13
2010	(g)	9.27	0.32	0.41	0.73	(0.32)	(0.32)	9.68	8.04	(d)
R-5 shares
2015	(c)	9.78	0.15	–	0.15	(0.15)	(0.15)	9.78	1.57	(d)
2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78	4.87
2013		10.00	0.35	(0.30)	0.05	(0.38)	(0.38)	9.67	0.50
2012		9.57	0.42	0.45	0.87	(0.44)	(0.44)	10.00	9.35
2011		9.67	0.46	(0.06)	0.40	(0.50)	(0.50)	9.57	4.26
2010	(g)	9.27	0.35	0.38	0.73	(0.33)	(0.33)	9.67	8.03	(d)
R-6 shares
2015	(h)	9.78	0.13	0.01	0.14	(0.14)	(0.14)	9.78	1.44	(d)

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$95,494	0.88	%(f)	0.89%(f)	2.90	%(f)	10.9	%(f)
93,304	0.89		0.93	3.23		11.3
88,170	0.96		1.16	3.36		20.7
90,263	1.06		1.25	4.02		14.1
58,259	1.10		1.29	4.54		16.9
36,124	1.10		1.75	5.02		13.1

2,540,488	0.49	(f)	–	3.29	(f)	10.9	(f)
2,288,675	0.50		–	3.61		11.3
1,907,327	0.50		–	3.82		20.7
1,763,464	0.51		–	4.56		14.1
1,157,481	0.52		–	5.13		16.9
930,550	0.52		–	5.69		13.1

14,189	1.36	(f)	–	2.42	(f)	10.9	(f)
10,308	1.37		–	2.71		11.3
5,593	1.37		–	2.94		20.7
1,084	1.38		–	3.69		14.1
415	1.38		–	4.14		16.9
18	1.40	(f)	–	4.69	(f)	13.1	(f)

2,637	1.23	(f)	–	2.55	(f)	10.9	(f)
2,267	1.24		–	2.85		11.3
1,208	1.24		–	3.07		20.7
1,157	1.25		–	3.77		14.1
291	1.25		–	4.37		16.9
172	1.27	(f)	–	4.71	(f)	13.1	(f)

33,419	1.05	(f)	–	2.73	(f)	10.9	(f)
24,899	1.06		–	3.05		11.3
21,640	1.06		–	3.25		20.7
16,508	1.07		–	4.01		14.1
8,180	1.07		–	4.52		16.9
1,472	1.09	(f)	–	4.95	(f)	13.1	(f)

26,281	0.86	(f)	–	2.92	(f)	10.9	(f)
21,679	0.87		–	3.23		11.3
15,785	0.87		–	3.45		20.7
8,155	0.88		–	4.17		14.1
2,835	0.88		–	4.74		16.9
1,361	0.90	(f)	–	5.03	(f)	13.1	(f)

50,894	0.74	(f)	–	3.03	(f)	10.9	(f)
33,814	0.75		–	3.36		11.3
15,858	0.75		–	3.56		20.7
13,785	0.76		–	4.31		14.1
10,322	0.76		–	4.80		16.9
393	0.78	(f)	–	5.43	(f)	13.1	(f)

10	0.55 (f)	,(i)	–	3.20	(f)	10.9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(h)	Period from November 25, 2014, date operations commenced, through April 30, 2015.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2015	(c)	$8.46	($0.13)	$0.20	$0.07	($0.10)	$–	($0.10)	$8.43
2014		8.55	0.03	0.04	0.07	–	(0.16)	(0.16)	8.46
2013		9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
2012		8.56	0.02	0.58	0.60	(0.01)	–	(0.01)	9.15
2011		8.17	0.20	0.39	0.59	(0.20)	–	(0.20)	8.56
2010		7.51	0.10	0.67	0.77	(0.11)	–	(0.11)	8.17
Institutional shares
2015	(c)	8.66	(0.10)	0.20	0.10	(0.12)	–	(0.12)	8.64
2014		8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
2013		9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
2012		8.65	0.09	0.58	0.67	(0.03)	–	(0.03)	9.29
2011		8.24	0.28	0.38	0.66	(0.25)	–	(0.25)	8.65
2010		7.57	0.16	0.67	0.83	(0.16)	–	(0.16)	8.24
R-1 shares
2015	(c)	8.35	(0.13)	0.19	0.06	(0.09)	–	(0.09)	8.32
2014		8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
2013		9.09	(0.02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
2012		8.51	0.02	0.57	0.59	(0.01)	–	(0.01)	9.09
2011		8.13	0.19	0.38	0.57	(0.19)	–	(0.19)	8.51
2010		7.48	0.09	0.67	0.76	(0.11)	–	(0.11)	8.13
R-2 shares
2015	(c)	8.39	(0.13)	0.19	0.06	(0.10)	–	(0.10)	8.35
2014		8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
2013		9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
2012		8.52	0.03	0.57	0.60	(0.01)	–	(0.01)	9.11
2011		8.13	0.20	0.39	0.59	(0.20)	–	(0.20)	8.52
2010		7.48	0.10	0.66	0.76	(0.11)	–	(0.11)	8.13
R-3 shares
2015	(c)	8.46	(0.12)	0.18	0.06	(0.10)	–	(0.10)	8.42
2014		8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
2013		9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
2012		8.55	0.04	0.58	0.62	(0.01)	–	(0.01)	9.16
2011		8.16	0.22	0.38	0.60	(0.21)	–	(0.21)	8.55
2010		7.50	0.12	0.66	0.78	(0.12)	–	(0.12)	8.16
R-4 shares
2015	(c)	8.52	(0.11)	0.19	0.08	(0.11)	–	(0.11)	8.49
2014		8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
2013		9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
2012		8.58	0.08	0.55	0.63	(0.01)	–	(0.01)	9.20
2011		8.18	0.27	0.35	0.62	(0.22)	–	(0.22)	8.58
2010		7.52	0.13	0.67	0.80	(0.14)	–	(0.14)	8.18
R-5 shares
2015	(c)	8.57	(0.11)	0.19	0.08	(0.11)	–	(0.11)	8.54
2014		8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57
2013		9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62
2012		8.61	0.07	0.58	0.65	(0.02)	–	(0.02)	9.24
2011		8.21	0.25	0.38	0.63	(0.23)	–	(0.23)	8.61
2010		7.54	0.14	0.67	0.81	(0.14)	–	(0.14)	8.21

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.87%(d),(e)		$8,143	1.07%	(f)	1.08%(f)	(3.00)%	(f)	71.1%	(f)
0.85	(e)	8,692	1.11		1.15	0.40		101.6
(6.45	) (e)	9,894	0.86		1.06	0.25		100.9
7.00	(e)	15,135	1.15		1.52	0.25		152.9
7.42	(e)	13,502	1.10		1.24	2.51		131.9
10.40	(e)	7,613	1.15		1.33	1.31		85.3

1.14	(d)	1,508,080	0.39	(f)	–	(2.34	) (f)	71.1	(f)
1.54		1,023,698	0.40		–	1.29		101.6
(6.00)		773,261	0.40		–	0.79		100.9
7.78		740,023	0.40		–	1.04		152.9
8.19		720,534	0.40		–	3.37		131.9
11.10		550,781	0.41		–	2.04		85.3

0.79	(d)	670	1.27	(f)	–	(3.09	) (f)	71.1	(f)
0.62		905	1.28		–	0.28		101.6
(6.83)		910	1.28		–	(0.21)		100.9
6.89		1,821	1.28		–	0.19		152.9
7.23		1,315	1.28		–	2.39		131.9
10.20		660	1.29		–	1.16		85.3

0.88 (d)	,(g)	530	1.14	(f)	–	(3.19	) (f)	71.1	(f)
0.73		577	1.15		–	0.34		101.6
(6.73)		752	1.15		–	0.01		100.9
7.01		1,263	1.15		–	0.35		152.9
7.46		1,063	1.15		–	2.50		131.9
10.30		1,078	1.16		–	1.26		85.3

0.91 (d)	,(g)	5,269	0.96	(f)	–	(2.92	) (f)	71.1	(f)
0.97		5,784	0.97		–	0.50		101.6
(6.54)		6,353	0.97		–	0.22		100.9
7.24		5,447	0.97		–	0.47		152.9
7.57		4,487	0.97		–	2.74		131.9
10.56		2,759	0.98		–	1.49		85.3

0.95	(d)	1,906	0.77	(f)	–	(2.71	) (f)	71.1	(f)
1.20		2,036	0.78		–	0.83		101.6
(6.42)		1,655	0.78		–	0.47		100.9
7.38		1,995	0.78		–	0.88		152.9
7.83		837	0.78		–	3.36		131.9
10.70		896	0.79		–	1.67		85.3

1.09 (d)	,(g)	4,005	0.65	(f)	–	(2.67	) (f)	71.1	(f)
1.31		3,790	0.66		–	1.82		101.6
(6.37)		2,516	0.66		–	0.71		100.9
7.55		4,539	0.66		–	0.81		152.9
7.90		2,309	0.66		–	3.06		131.9
10.91		1,230	0.67		–	1.73		85.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2015	(c)	$24.14	$0.01	$0.84	$0.85	($0.31)	($0.31)	$24.68	3.62%(d),(e)
2014		24.25	0.20	(0.22)	(0.02)	(0.09)	(0.09)	24.14	(0.09	) (e)
2013		23.69	0.21	0.62	0.83	(0.27)	(0.27)	24.25	3.49	(e)
2012		22.96	0.22	0.72	0.94	(0.21)	(0.21)	23.69	4.18	(e)
2011		24.82	0.26	(2.09)	(1.83)	(0.03)	(0.03)	22.96	(7.40	) (e)
2010		20.05	0.07	4.78	4.85	(0.08)	(0.08)	24.82	24.23	(e)
Institutional shares
2015	(c)	24.88	0.05	0.87	0.92	(0.41)	(0.41)	25.39	3.84	(d)
2014		25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88	0.33
2013		24.42	0.33	0.64	0.97	(0.38)	(0.38)	25.01	3.96
2012		23.67	0.34	0.73	1.07	(0.32)	(0.32)	24.42	4.67
2011		25.60	0.39	(2.16)	(1.77)	(0.16)	(0.16)	23.67	(7.00)
2010		20.66	0.21	4.92	5.13	(0.19)	(0.19)	25.60	24.94
R-1 shares
2015	(c)	24.66	(0.05)	0.86	0.81	(0.17)	(0.17)	25.30	3.37	(d)
2014		24.79	0.09	(0.22)	(0.13)	–	–	24.66	(0.52)
2013		24.20	0.11	0.64	0.75	(0.16)	(0.16)	24.79	3.09
2012		23.37	0.13	0.75	0.88	(0.05)	(0.05)	24.20	3.77
2011		25.35	0.14	(2.12)	(1.98)	–	–	23.37	(7.81)
2010		20.51	0.02	4.87	4.89	(0.05)	(0.05)	25.35	23.87
R-2 shares
2015	(c)	24.52	(0.03)	0.86	0.83	(0.21)	(0.21)	25.14	3.44 (d)	,(g)
2014		24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52	(0.41)
2013		24.03	0.13	0.65	0.78	(0.18)	(0.18)	24.63	3.21
2012		23.26	0.16	0.74	0.90	(0.13)	(0.13)	24.03	3.93
2011		25.20	0.17	(2.11)	(1.94)	–	–	23.26	(7.70)
2010		20.37	0.03	4.86	4.89	(0.06)	(0.06)	25.20	24.02
R-3 shares
2015	(c)	24.68	(0.01)	0.87	0.86	(0.25)	(0.25)	25.29	3.56	(d)
2014		24.74	0.17	(0.23)	(0.06)	–	–	24.68	(0.24)
2013		24.15	0.19	0.64	0.83	(0.24)	(0.24)	24.74	3.42
2012		23.38	0.22	0.72	0.94	(0.17)	(0.17)	24.15	4.08
2011		25.31	0.23	(2.13)	(1.90)	(0.03)	(0.03)	23.38	(7.52)
2010		20.46	0.08	4.87	4.95	(0.10)	(0.10)	25.31	24.26
R-4 shares
2015	(c)	24.82	0.01	0.87	0.88	(0.31)	(0.31)	25.39	3.65	(d)
2014		24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82	(0.01)
2013		24.35	0.24	0.64	0.88	(0.30)	(0.30)	24.93	3.57
2012		23.59	0.25	0.74	0.99	(0.23)	(0.23)	24.35	4.28
2011		25.52	0.28	(2.14)	(1.86)	(0.07)	(0.07)	23.59	(7.33)
2010		20.62	0.12	4.91	5.03	(0.13)	(0.13)	25.52	24.48
R-5 shares
2015	(c)	24.89	0.03	0.86	0.89	(0.34)	(0.34)	25.44	3.71	(d)
2014		25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89	0.08
2013		24.43	0.27	0.65	0.92	(0.33)	(0.33)	25.02	3.73
2012		23.67	0.29	0.72	1.01	(0.25)	(0.25)	24.43	4.41
2011		25.60	0.32	(2.15)	(1.83)	(0.10)	(0.10)	23.67	(7.21)
2010		20.67	0.15	4.93	5.08	(0.15)	(0.15)	25.60	24.65

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$127,423	1.66	%(f)	1.67%(f)	0.05	%(f)	79.1	%(f)
129,223	1.65		1.69	0.83		114.7
146,376	1.69		1.89	0.85		117.2
164,299	1.72		1.91	0.96		104.8
170,695	1.71		1.85	1.03		88.4
205,507	1.83		1.90	0.32		102.1

1,412,752	1.24	(f)	–	0.45	(f)	79.1	(f)
1,752,175	1.23		–	1.30		114.7
1,537,280	1.24		1.24	1.35		117.2
1,219,393	1.25		1.25	1.45		104.8
1,042,690	1.27		1.27	1.51		88.4
1,048,491	1.28		1.28	0.91		102.1

3,549	2.11	(f)	–	(0.40	) (f)	79.1	(f)
3,490	2.10		–	0.38		114.7
4,467	2.11		–	0.43		117.2
5,362	2.11		–	0.56		104.8
6,019	2.13		–	0.56		88.4
10,335	2.14		–	0.07		102.1

5,213	1.98	(f)	–	(0.28	) (f)	79.1	(f)
5,878	1.97		–	0.50		114.7
6,610	1.98		–	0.53		117.2
9,010	1.98		–	0.69		104.8
10,638	2.00		–	0.67		88.4
13,900	2.01		–	0.15		102.1

13,374	1.80	(f)	–	(0.10	) (f)	79.1	(f)
14,835	1.79		–	0.68		114.7
19,344	1.80		–	0.77		117.2
37,931	1.80		–	0.94		104.8
32,869	1.82		–	0.89		88.4
42,741	1.83		–	0.38		102.1

13,685	1.61	(f)	–	0.12	(f)	79.1	(f)
14,415	1.60		–	0.84		114.7
20,951	1.61		–	0.98		117.2
21,453	1.61		–	1.05		104.8
24,222	1.63		–	1.08		88.4
31,507	1.64		–	0.54		102.1

29,080	1.49	(f)	–	0.22	(f)	79.1	(f)
29,903	1.48		–	0.97		114.7
33,812	1.49		–	1.08		117.2
37,421	1.49		–	1.21		104.8
33,187	1.51		–	1.25		88.4
37,391	1.52		–	0.65		102.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INTERNATIONAL FUND I
Institutional shares
2015	(c)	$13.65	$0.04	$1.18	$1.22	($0.31)	($0.31)	$14.56	9.03%(d),(f)
2014		13.05	0.23	0.58	0.81	(0.21)	(0.21)	13.65	6.45	(f)
2013		10.79	0.15	2.32	2.47	(0.21)	(0.21)	13.05	23.23
2012		10.31	0.20	0.45	0.65	(0.17)	(0.17)	10.79	6.53
2011		11.32	0.15	(0.99)	(0.84)	(0.17)	(0.17)	10.31	(7.62)
2010		10.31	0.14	1.03	1.17	(0.16)	(0.16)	11.32	11.49
R-1 shares
2015	(c)	13.54	(0.02)	1.18	1.16	(0.19)	(0.19)	14.51	8.64 (d)	,(f)
2014		12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54	5.53	(f)
2013		10.70	0.06	2.29	2.35	(0.11)	(0.11)	12.94	22.17
2012		10.20	0.11	0.46	0.57	(0.07)	(0.07)	10.70	5.61
2011		11.21	0.05	(0.99)	(0.94)	(0.07)	(0.07)	10.20	(8.45)
2010		10.23	0.04	1.03	1.07	(0.09)	(0.09)	11.21	10.53
R-2 shares
2015	(c)	13.57	(0.01)	1.18	1.17	(0.19)	(0.19)	14.55	8.71 (d)	,(f)
2014		12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57	5.66	(f)
2013		10.72	0.07	2.30	2.37	(0.13)	(0.13)	12.96	22.25
2012		10.21	0.12	0.46	0.58	(0.07)	(0.07)	10.72	5.79
2011		11.21	0.06	(0.99)	(0.93)	(0.07)	(0.07)	10.21	(8.35)
2010		10.22	0.05	1.04	1.09	(0.10)	(0.10)	11.21	10.72
R-3 shares
2015	(c)	13.57	–	1.18	1.18	(0.22)	(0.22)	14.53	8.80 (d)	,(f)
2014		12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57	5.83	(f)
2013		10.71	0.10	2.29	2.39	(0.13)	(0.13)	12.97	22.51
2012		10.22	0.14	0.46	0.60	(0.11)	(0.11)	10.71	5.97
2011		11.22	0.08	(0.98)	(0.90)	(0.10)	(0.10)	10.22	(8.15)
2010		10.23	0.08	1.03	1.11	(0.12)	(0.12)	11.22	10.90
R-4 shares
2015	(c)	13.60	0.01	1.19	1.20	(0.27)	(0.27)	14.53	8.90 (d)	,(f)
2014		13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60	6.01	(f)
2013		10.74	0.12	2.30	2.42	(0.16)	(0.16)	13.00	22.82
2012		10.26	0.16	0.45	0.61	(0.13)	(0.13)	10.74	6.07
2011		11.27	0.10	(0.98)	(0.88)	(0.13)	(0.13)	10.26	(7.96)
2010		10.26	0.10	1.03	1.13	(0.12)	(0.12)	11.27	11.13
R-5 shares
2015	(c)	13.61	0.02	1.19	1.21	(0.29)	(0.29)	14.53	8.92 (d)	,(f)
2014		13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61	6.18	(f)
2013		10.76	0.14	2.31	2.45	(0.19)	(0.19)	13.02	23.02
2012		10.28	0.17	0.45	0.62	(0.14)	(0.14)	10.76	6.17
2011		11.28	0.11	(0.97)	(0.86)	(0.14)	(0.14)	10.28	(7.79)
2010		10.28	0.11	1.03	1.14	(0.14)	(0.14)	11.28	11.21

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$340,214	1.00	%(e)	1.00%(e)	0.53	%(e)	38.4	%(e)
344,528	1.01		1.04	1.76		128.4
610,764	0.97		1.02	1.27		50.6
1,069,269	0.98		1.01	1.95		57.3
1,170,084	1.10		1.13	1.34		90.5
1,323,249	1.10		1.13	1.31		103.4

4,416	1.83	(e)	–	(0.30	) (e)	38.4	(e)
4,271	1.85	(g)	–	1.22		128.4
4,758	1.83	(g)	–	0.54		50.6
4,294	1.85	(g)	–	1.04		57.3
4,972	1.97	(g)	–	0.48		90.5
6,727	1.97	(g)	–	0.43		103.4

2,959	1.70	(e)	–	(0.18	) (e)	38.4	(e)
3,069	1.72	(g)	–	1.34		128.4
4,108	1.70	(g)	–	0.63		50.6
4,182	1.72	(g)	–	1.22		57.3
5,052	1.84	(g)	–	0.55		90.5
10,031	1.84	(g)	–	0.53		103.4

5,145	1.52	(e)	–	0.01	(e)	38.4	(e)
5,340	1.54	(g)	–	1.51		128.4
6,505	1.52	(g)	–	0.88		50.6
7,223	1.54	(g)	–	1.42		57.3
10,939	1.66	(g)	–	0.75		90.5
13,026	1.66	(g)	–	0.74		103.4

4,225	1.33	(e)	–	0.18	(e)	38.4	(e)
5,718	1.35	(g)	–	1.67		128.4
8,174	1.33	(g)	–	1.04		50.6
6,264	1.35	(g)	–	1.56		57.3
11,057	1.47	(g)	–	0.90		90.5
14,358	1.47	(g)	–	0.95		103.4

10,590	1.21	(e)	–	0.29	(e)	38.4	(e)
8,839	1.23	(g)	–	1.83		128.4
8,295	1.21	(g)	–	1.15		50.6
6,265	1.23	(g)	–	1.69		57.3
8,738	1.35	(g)	–	0.93		90.5
25,067	1.35	(g)	–	1.07		103.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2015	(c)	$11.00	($0.01)	$0.40	$0.39	$–	($1.22)	($1.22)	$10.17
2014		10.77	(0.02)	1.46	1.44	–	(1.21)	(1.21)	11.00
2013		8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10.77
2012		7.53	–	0.78	0.78	–	–	–	8.31
2011		7.21	(0.02)	0.34	0.32	–	–	–	7.53
2010		5.98	(0.04)	1.27	1.23	–	–	–	7.21
Institutional shares
2015	(c)	11.93	0.01	0.44	0.45	(0.02)	(1.22)	(1.24)	11.14
2014		11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
2013		8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11.57
2012		8.07	0.04	0.85	0.89	(0.03)	–	(0.03)	8.93
2011		7.69	0.02	0.36	0.38	–	–	–	8.07
2010		6.35	–	1.34	1.34	–	–	–	7.69
R-1 shares
2015	(c)	11.19	(0.03)	0.40	0.37	–	(1.22)	(1.22)	10.34
2014		10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
2013		8.49	(0.01)	2.50	2.49	–	–	–	10.98
2012		7.72	(0.03)	0.80	0.77	–	–	–	8.49
2011		7.42	(0.05)	0.35	0.30	–	–	–	7.72
2010		6.17	(0.06)	1.31	1.25	–	–	–	7.42
R-2 shares
2015	(c)	11.34	(0.03)	0.41	0.38	–	(1.22)	(1.22)	10.50
2014		11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
2013		8.57	–	2.52	2.52	–	–	–	11.09
2012		7.77	(0.02)	0.82	0.80	–	–	–	8.57
2011		7.46	(0.04)	0.35	0.31	–	–	–	7.77
2010		6.20	(0.05)	1.31	1.26	–	–	–	7.46
R-3 shares
2015	(c)	12.19	(0.02)	0.45	0.43	–	(1.22)	(1.22)	11.40
2014		11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
2013		9.12	0.02	2.68	2.70	–	–	–	11.82
2012		8.26	–	0.86	0.86	–	–	–	9.12
2011		7.92	(0.03)	0.37	0.34	–	–	–	8.26
2010		6.52	(0.04)	1.44	1.40	–	–	–	7.92
R-4 shares
2015	(c)	12.12	(0.01)	0.45	0.44	–	(1.22)	(1.22)	11.34
2014		11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
2013		9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11.74
2012		8.19	0.01	0.86	0.87	–	–	–	9.06
2011		7.83	(0.01)	0.37	0.36	–	–	–	8.19
2010		6.48	(0.02)	1.37	1.35	–	–	–	7.83
R-5 shares
2015	(c)	12.00	–	0.44	0.44	–	(1.22)	(1.22)	11.22
2014		11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00
2013		8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11.62
2012		8.11	0.02	0.85	0.87	–	–	–	8.98
2011		7.75	–	0.36	0.36	–	–	–	8.11
2010		6.41	(0.01)	1.35	1.34	–	–	–	7.75

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

4.05%(d),(e)		$67,700	1.01%	(f)	1.02%(f)	(0.16)%	(f)	59.8%	(f)
14.61	(e)	64,841	1.04		1.08	(0.16)		57.7
29.92	(e)	56,800	1.09		1.29	0.25		79.3
10.36	(e)	45,831	1.20		1.39	(0.04)		64.3
4.44	(e)	42,949	1.14		1.28	(0.26)		64.8
20.57	(e)	45,092	1.26		1.33	(0.56)		65.5

4.23	(d)	2,677,997	0.64	(f)	–	0.22	(f)	59.8	(f)
15.09		2,791,488	0.65		–	0.24		57.7
30.52		2,513,518	0.64		–	0.69		79.3
11.01		1,852,751	0.64		–	0.51		64.3
4.94		1,699,349	0.65		–	0.23		64.8
21.12		1,680,577	0.65		–	0.04		65.5

3.87 (d)	,(g)	6,022	1.50	(f)	–	(0.64	) (f)	59.8	(f)
14.10		6,258	1.50		–	(0.60)		57.7
29.33		6,534	1.51		–	(0.10)		79.3
9.97		8,500	1.52		–	(0.37)		64.3
4.04		15,012	1.52		–	(0.64)		64.8
20.26		17,427	1.52		–	(0.82)		65.5

3.83	(d)	5,046	1.37	(f)	–	(0.53	) (f)	59.8	(f)
14.34		5,846	1.37		–	(0.47)		57.7
29.40		7,383	1.38		–	0.01		79.3
10.30		8,616	1.39		–	(0.23)		64.3
4.16		9,353	1.39		–	(0.51)		64.8
20.32		17,137	1.39		–	(0.69)		65.5

3.97	(d)	19,014	1.19	(f)	–	(0.32	) (f)	59.8	(f)
14.48		20,863	1.19		–	(0.29)		57.7
29.67		22,527	1.20		–	0.19		79.3
10.41		25,611	1.21		–	(0.05)		64.3
4.29		38,490	1.21		–	(0.33)		64.8
21.47	(h)	52,360	1.21		–	(0.52)		65.5

4.09	(d)	16,258	1.00	(f)	–	(0.15	) (f)	59.8	(f)
14.68		13,833	1.00		–	(0.08)		57.7
29.94		18,484	1.01		–	0.32		79.3
10.62		13,612	1.02		–	0.14		64.3
4.60		22,675	1.02		–	(0.13)		64.8
20.83		30,517	1.02		–	(0.33)		65.5

4.13	(d)	73,900	0.88	(f)	–	(0.02	) (f)	59.8	(f)
14.85		71,922	0.88		–	0.01		57.7
30.01		67,568	0.89		–	0.56		79.3
10.77		129,852	0.90		–	0.26		64.3
4.65		124,763	0.90		–	(0.02)		64.8
20.90		130,991	0.90		–	(0.20)		65.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(h)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares
2015	(c)	$11.97	$–	$0.62	$0.62	$–	($1.27)	($1.27)	$11.32
2014		11.35	(0.02)	1.41	1.39	–	(0.77)	(0.77)	11.97
2013		8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11.35
2012		8.55	(0.02)	0.79	0.77	–	(0.34)	(0.34)	8.98
2011		7.84	(0.03)	0.74	0.71	–	–	–	8.55
2010		6.40	(0.04)	1.48	1.44	–	–	–	7.84
Institutional shares
2015	(c)	13.59	0.02	0.72	0.74	(0.04)	(1.27)	(1.31)	13.02
2014		12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
2013		10.04	0.05	3.15	3.20	(0.05)	(0.43)	(0.48)	12.76
2012		9.48	0.03	0.88	0.91	(0.01)	(0.34)	(0.35)	10.04
2011		8.66	0.02	0.81	0.83	(0.01)	–	(0.01)	9.48
2010		7.02	0.01	1.64	1.65	(0.01)	–	(0.01)	8.66
R-1 shares
2015	(c)	12.51	(0.03)	0.64	0.61	–	(1.27)	(1.27)	11.85
2014		11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
2013		9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11.87
2012		8.97	(0.06)	0.83	0.77	–	(0.34)	(0.34)	9.40
2011		8.25	(0.06)	0.78	0.72	–	–	–	8.97
2010		6.75	(0.05)	1.55	1.50	–	–	–	8.25
R-2 shares
2015	(c)	12.26	(0.03)	0.64	0.61	–	(1.27)	(1.27)	11.60
2014		11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
2013		9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11.64
2012		8.78	(0.04)	0.81	0.77	–	(0.34)	(0.34)	9.21
2011		8.07	(0.05)	0.76	0.71	–	–	–	8.78
2010		6.59	(0.04)	1.52	1.48	–	–	–	8.07
R-3 shares
2015	(c)	12.88	(0.02)	0.68	0.66	–	(1.27)	(1.27)	12.27
2014		12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
2013		9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12.18
2012		9.13	(0.03)	0.85	0.82	–	(0.34)	(0.34)	9.61
2011		8.38	(0.04)	0.79	0.75	–	–	–	9.13
2010		6.82	(0.03)	1.59	1.56	–	–	–	8.38
R-4 shares
2015	(c)	12.97	(0.01)	0.69	0.68	–	(1.27)	(1.27)	12.38
2014		12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
2013		9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12.23
2012		9.15	(0.01)	0.85	0.84	–	(0.34)	(0.34)	9.65
2011		8.38	(0.02)	0.79	0.77	–	–	–	9.15
2010		6.82	(0.02)	1.58	1.56	–	–	–	8.38
R-5 shares
2015	(c)	13.27	–	0.70	0.70	(0.01)	(1.27)	(1.28)	12.69
2014		12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
2013		9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12.49
2012		9.31	–	0.87	0.87	–	(0.34)	(0.34)	9.84
2011		8.51	(0.01)	0.81	0.80	–	–	–	9.31
2010		6.91	(0.01)	1.61	1.60	–	–	–	8.51
R-6 shares
2015	(i)	13.87	0.01	0.45	0.46	(0.04)	(1.27)	(1.31)	13.02

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

5.92%(d),(e)		$110,808	0.96%	(f)	0.98%(f)	(0.08)%	(f)	39.8%	(f)
12.90	(e)	106,144	0.99		1.05	(0.19)		38.4
32.60	(e)	95,021	1.06		1.27	(0.03)		37.0
9.61	(e)	69,178	1.13		1.34	(0.25)		33.7
9.06	(e)	62,281	1.14		1.30	(0.36)		52.0
22.50	(e)	53,357	1.36		1.47	(0.56)		49.8

6.10	(d)	6,301,817	0.61 (f)	,(g)	–	0.28	(f)	39.8	(f)
13.31		7,031,086	0.61	(g)	–	0.20		38.4
33.23		6,240,772	0.61	(g)	–	0.41		37.0
10.22		4,523,083	0.61	(g)	–	0.29		33.7
9.60		3,025,782	0.61	(g)	–	0.18		52.0
23.44		2,685,536	0.64		0.69	0.15		49.8

5.65 (d)	,(h)	8,554	1.47 (f)	,(g)	–	(0.59	) (f)	39.8	(f)
12.39	(h)	8,406	1.47	(g)	–	(0.66)		38.4
32.09		8,519	1.47	(g)	–	(0.44)		37.0
9.14		5,708	1.48	(g)	–	(0.60)		33.7
8.73		3,664	1.49	(g)	–	(0.71)		52.0
22.22		2,882	1.52		1.57	(0.73)		49.8

5.68	(d)	16,377	1.34 (f)	,(g)	–	(0.46	) (f)	39.8	(f)
12.56		21,048	1.34	(g)	–	(0.54)		38.4
32.32		16,060	1.34	(g)	–	(0.30)		37.0
9.34		13,403	1.35	(g)	–	(0.46)		33.7
8.80		9,498	1.36	(g)	–	(0.58)		52.0
22.46		7,759	1.39		1.44	(0.60)		49.8

5.80	(d)	151,491	1.16 (f)	,(g)	–	(0.27	) (f)	39.8	(f)
12.67		165,698	1.16	(g)	–	(0.35)		38.4
32.55		152,377	1.16	(g)	–	(0.16)		37.0
9.54		91,042	1.17	(g)	–	(0.28)		33.7
8.95		59,494	1.18	(g)	–	(0.40)		52.0
22.87		31,002	1.21		1.26	(0.42)		49.8

5.93	(d)	98,952	0.97 (f)	,(g)	–	(0.09	) (f)	39.8	(f)
12.95		90,002	0.97	(g)	–	(0.16)		38.4
32.75		95,501	0.97	(g)	–	0.04		37.0
9.74		58,532	0.98	(g)	–	(0.09)		33.7
9.19		29,668	0.99	(g)	–	(0.23)		52.0
22.87		12,655	1.02		1.07	(0.22)		49.8

5.95	(d)	334,213	0.85 (f)	,(g)	–	0.03	(f)	39.8	(f)
13.01		329,991	0.85	(g)	–	(0.05)		38.4
32.90		250,770	0.85	(g)	–	0.18		37.0
9.91		182,770	0.86	(g)	–	0.02		33.7
9.40		117,302	0.87	(g)	–	(0.09)		52.0
23.15		65,597	0.90		0.95	(0.12)		49.8

3.97	(d)	10	0.65 (f)	,(g)	–	0.15	(f)	39.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(i)	Period from November 25, 2014, date operations commenced, through April 30, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND II
Class J shares
2015	(c)	$9.69	$0.01	$0.39	$0.40	($0.03)	($2.50)	($2.53)	$7.56
2014		9.37	0.01	1.19	1.20	(0.03)	(0.85)	(0.88)	9.69
2013		7.66	0.04	1.83	1.87	(0.04)	(0.12)	(0.16)	9.37
2012		7.62	0.01	0.73	0.74	(0.01)	(0.69)	(0.70)	7.66
2011		7.13	0.01	0.55	0.56	(0.03)	(0.04)	(0.07)	7.62
2010		6.22	–	0.91	0.91	–	–	–	7.13
Institutional shares
2015	(c)	10.92	0.03	0.46	0.49	(0.06)	(2.50)	(2.56)	8.85
2014		10.45	0.05	1.34	1.39	(0.07)	(0.85)	(0.92)	10.92
2013		8.53	0.08	2.04	2.12	(0.08)	(0.12)	(0.20)	10.45
2012		8.39	0.06	0.81	0.87	(0.04)	(0.69)	(0.73)	8.53
2011		7.85	0.05	0.60	0.65	(0.07)	(0.04)	(0.11)	8.39
2010		6.83	0.05	1.00	1.05	(0.03)	–	(0.03)	7.85
R-1 shares
2015	(c)	10.32	(0.01)	0.43	0.42	–	(2.50)	(2.50)	8.24
2014		9.95	(0.04)	1.26	1.22	–	(0.85)	(0.85)	10.32
2013		8.11	–	1.96	1.96	–	(0.12)	(0.12)	9.95
2012		8.04	(0.02)	0.78	0.76	–	(0.69)	(0.69)	8.11
2011		7.52	(0.02)	0.58	0.56	–	(0.04)	(0.04)	8.04
2010		6.58	(0.02)	0.96	0.94	–	–	–	7.52
R-2 shares
2015	(c)	9.98	–	0.41	0.41	–	(2.50)	(2.50)	7.89
2014		9.63	(0.02)	1.22	1.20	–	(0.85)	(0.85)	9.98
2013		7.86	0.01	1.89	1.90	(0.01)	(0.12)	(0.13)	9.63
2012		7.81	–	0.74	0.74	–	(0.69)	(0.69)	7.86
2011		7.31	(0.01)	0.56	0.55	(0.01)	(0.04)	(0.05)	7.81
2010		6.38	(0.01)	0.94	0.93	–	–	–	7.31
R-3 shares
2015	(c)	10.22	–	0.42	0.42	–	(2.50)	(2.50)	8.14
2014		9.84	(0.01)	1.26	1.25	(0.02)	(0.85)	(0.87)	10.22
2013		8.03	0.03	1.93	1.96	(0.03)	(0.12)	(0.15)	9.84
2012		7.95	0.01	0.77	0.78	(0.01)	(0.69)	(0.70)	8.03
2011		7.45	–	0.57	0.57	(0.03)	(0.04)	(0.07)	7.95
2010		6.49	–	0.96	0.96	–	–	–	7.45
R-4 shares
2015	(c)	10.52	0.01	0.44	0.45	(0.03)	(2.50)	(2.53)	8.44
2014		10.10	0.01	1.29	1.30	(0.03)	(0.85)	(0.88)	10.52
2013		8.23	0.05	1.98	2.03	(0.04)	(0.12)	(0.16)	10.10
2012		8.13	0.02	0.78	0.80	(0.01)	(0.69)	(0.70)	8.23
2011		7.61	0.02	0.58	0.60	(0.04)	(0.04)	(0.08)	8.13
2010		6.63	0.02	0.97	0.99	(0.01)	–	(0.01)	7.61
R-5 shares
2015	(c)	10.63	0.02	0.43	0.45	(0.03)	(2.50)	(2.53)	8.55
2014		10.19	0.03	1.30	1.33	(0.04)	(0.85)	(0.89)	10.63
2013		8.31	0.06	2.00	2.06	(0.06)	(0.12)	(0.18)	10.19
2012		8.20	0.04	0.78	0.82	(0.02)	(0.69)	(0.71)	8.31
2011		7.67	0.03	0.59	0.62	(0.05)	(0.04)	(0.09)	8.20
2010		6.68	0.03	0.98	1.01	(0.02)	–	(0.02)	7.67

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

5.31%(d),(e)		$35,187	1.26%	(f)	1.31%(f)	0.23%	(f)	107.4%	(f)
13.81	(e)	34,858	1.30		1.35	0.06		83.6
24.95	(e)	32,564	1.32		1.53	0.45		63.6
11.16	(e)	28,779	1.40		1.61	0.17		64.8
7.84	(e)	27,044	1.44		1.60	0.10		73.7
14.63	(e)	26,662	1.57		1.65	(0.03)		70.8

5.56	(d)	626,351	0.85 (f)	,(g)	–	0.69	(f)	107.4	(f)
14.23		1,062,254	0.87	(g)	–	0.50		83.6
25.46		1,191,048	0.87	(g)	–	0.91		63.6
11.87		1,107,456	0.87	(g)	–	0.71		64.8
8.32		1,019,620	0.93	(g)	–	0.62		73.7
15.38		1,291,759	0.92	(g)	–	0.62		70.8

5.09	(d)	1,313	1.73 (f)	,(g)	–	(0.25	) (f)	107.4	(f)
13.14		1,156	1.75	(g)	–	(0.38)		83.6
24.54		1,293	1.74	(g)	–	0.06		63.6
10.82		1,806	1.75	(g)	–	(0.19)		64.8
7.46		1,316	1.81	(g)	–	(0.25)		73.7
14.29		1,473	1.80	(g)	–	(0.26)		70.8

5.21	(d)	1,825	1.60 (f)	,(g)	–	(0.11	) (f)	107.4	(f)
13.38		1,730	1.62	(g)	–	(0.22)		83.6
24.65		3,250	1.61	(g)	–	0.16		63.6
10.90		3,038	1.62	(g)	–	0.00		64.8
7.54		5,215	1.68	(g)	–	(0.11)		73.7
14.58		7,359	1.67	(g)	–	(0.13)		70.8

5.23	(d)	7,957	1.42 (f)	,(g)	–	0.08	(f)	107.4	(f)
13.61		8,378	1.44	(g)	–	(0.05)		83.6
24.87		11,438	1.43	(g)	–	0.34		63.6
11.21		11,537	1.44	(g)	–	0.13		64.8
7.65		9,751	1.50	(g)	–	0.03		73.7
14.79		8,490	1.49	(g)	–	0.05		70.8

5.37	(d)	2,106	1.23 (f)	,(g)	–	0.25	(f)	107.4	(f)
13.80		6,060	1.25	(g)	–	0.11		83.6
25.12		5,436	1.24	(g)	–	0.54		63.6
11.29		5,291	1.25	(g)	–	0.31		64.8
7.95		7,458	1.31	(g)	–	0.25		73.7
14.95		9,396	1.30	(g)	–	0.24		70.8

5.34	(d)	7,406	1.11 (f)	,(g)	–	0.42	(f)	107.4	(f)
13.99		10,823	1.13	(g)	–	0.27		83.6
25.28		17,351	1.12	(g)	–	0.64		63.6
11.41		22,643	1.13	(g)	–	0.45		64.8
8.13		15,637	1.19	(g)	–	0.38		73.7
15.07		24,655	1.18	(g)	–	0.36		70.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2015	(c)	$14.21	$0.11	$0.49	$0.60	($0.22)	($0.01)	($0.23)	$14.58
2014		12.35	0.19	1.84	2.03	(0.17)	–	(0.17)	14.21
2013		9.93	0.18	2.40	2.58	(0.16)	–	(0.16)	12.35
2012		8.81	0.15	1.11	1.26	(0.14)	–	(0.14)	9.93
2011		8.27	0.12	0.50	0.62	(0.08)	–	(0.08)	8.81
2010		7.24	0.11	1.02	1.13	(0.10)	–	(0.10)	8.27
Institutional shares
2015	(c)	14.35	0.14	0.48	0.62	(0.26)	(0.01)	(0.27)	14.70
2014		12.47	0.24	1.85	2.09	(0.21)	–	(0.21)	14.35
2013		10.02	0.23	2.42	2.65	(0.20)	–	(0.20)	12.47
2012		8.89	0.19	1.11	1.30	(0.17)	–	(0.17)	10.02
2011		8.35	0.16	0.50	0.66	(0.12)	–	(0.12)	8.89
2010		7.31	0.15	1.03	1.18	(0.14)	–	(0.14)	8.35
R-1 shares
2015	(c)	14.26	0.07	0.48	0.55	(0.14)	(0.01)	(0.15)	14.66
2014		12.39	0.13	1.84	1.97	(0.10)	–	(0.10)	14.26
2013		9.96	0.13	2.41	2.54	(0.11)	–	(0.11)	12.39
2012		8.83	0.11	1.11	1.22	(0.09)	–	(0.09)	9.96
2011		8.31	0.08	0.50	0.58	(0.06)	–	(0.06)	8.83
2010		7.29	0.08	1.03	1.11	(0.09)	–	(0.09)	8.31
R-2 shares
2015	(c)	14.35	0.08	0.48	0.56	(0.15)	(0.01)	(0.16)	14.75
2014		12.47	0.14	1.86	2.00	(0.12)	–	(0.12)	14.35
2013		10.02	0.14	2.44	2.58	(0.13)	–	(0.13)	12.47
2012		8.88	0.12	1.12	1.24	(0.10)	–	(0.10)	10.02
2011		8.34	0.10	0.49	0.59	(0.05)	–	(0.05)	8.88
2010		7.31	0.09	1.03	1.12	(0.09)	–	(0.09)	8.34
R-3 shares
2015	(c)	14.33	0.10	0.48	0.58	(0.18)	(0.01)	(0.19)	14.72
2014		12.45	0.17	1.86	2.03	(0.15)	–	(0.15)	14.33
2013		10.02	0.16	2.42	2.58	(0.15)	–	(0.15)	12.45
2012		8.89	0.13	1.13	1.26	(0.13)	–	(0.13)	10.02
2011		8.35	0.11	0.50	0.61	(0.07)	–	(0.07)	8.89
2010		7.32	0.11	1.03	1.14	(0.11)	–	(0.11)	8.35
R-4 shares
2015	(c)	14.39	0.11	0.48	0.59	(0.21)	(0.01)	(0.22)	14.76
2014		12.50	0.19	1.87	2.06	(0.17)	–	(0.17)	14.39
2013		10.05	0.18	2.44	2.62	(0.17)	–	(0.17)	12.50
2012		8.92	0.15	1.12	1.27	(0.14)	–	(0.14)	10.05
2011		8.38	0.13	0.50	0.63	(0.09)	–	(0.09)	8.92
2010		7.34	0.12	1.04	1.16	(0.12)	–	(0.12)	8.38
R-5 shares
2015	(c)	14.50	0.12	0.49	0.61	(0.23)	(0.01)	(0.24)	14.87
2014		12.60	0.21	1.87	2.08	(0.18)	–	(0.18)	14.50
2013		10.13	0.20	2.45	2.65	(0.18)	–	(0.18)	12.60
2012		8.98	0.17	1.13	1.30	(0.15)	–	(0.15)	10.13
2011		8.44	0.14	0.50	0.64	(0.10)	–	(0.10)	8.98
2010		7.39	0.13	1.05	1.18	(0.13)	–	(0.13)	8.44

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

4.21%(d),(e)		$528,190	0.49%	(f)	0.50%(f)	1.57%	(f)	9.3%	(f)
16.61	(e)	508,718	0.50		0.54	1.47		5.9
26.39	(e)	435,774	0.54		0.74	1.66		3.0
14.49	(e)	349,801	0.59		0.78	1.55		3.5
7.49	(e)	323,928	0.58		0.72	1.41		4.3
15.74	(e)	317,882	0.69		0.76	1.36		8.0

4.35	(d)	3,117,406	0.16	(f)	–	1.88	(f)	9.3	(f)
17.00		2,530,539	0.16		–	1.81		5.9
26.98		2,231,434	0.16		0.16	2.02		3.0
14.97		1,687,068	0.16		0.16	1.97		3.5
7.89		1,292,005	0.17		0.17	1.82		4.3
16.27		1,343,467	0.18		0.18	1.87		8.0

3.87	(d)	20,832	1.03	(f)	–	1.02	(f)	9.3	(f)
16.00		18,889	1.03		–	0.95		5.9
25.81		18,762	1.03		–	1.17		3.0
13.98		16,940	1.04		–	1.11		3.5
6.94		16,169	1.04		–	0.95		4.3
15.32		16,843	1.04		–	1.02		8.0

3.92	(d)	36,102	0.90	(f)	–	1.15	(f)	9.3	(f)
16.20		37,848	0.90		–	1.09		5.9
26.00		43,560	0.90		–	1.29		3.0
14.12		37,824	0.91		–	1.24		3.5
7.05		36,188	0.91		–	1.09		4.3
15.47		47,540	0.91		–	1.15		8.0

4.04	(d)	226,878	0.72	(f)	–	1.34	(f)	9.3	(f)
16.43		248,852	0.72		–	1.25		5.9
26.14		219,693	0.72		–	1.47		3.0
14.35		170,210	0.73		–	1.41		3.5
7.31		127,726	0.73		–	1.26		4.3
15.61		115,162	0.73		–	1.34		8.0

4.13	(d)	227,093	0.53	(f)	–	1.52	(f)	9.3	(f)
16.67		214,570	0.53		–	1.44		5.9
26.43		179,047	0.53		–	1.64		3.0
14.50		120,923	0.54		–	1.61		3.5
7.51		120,723	0.54		–	1.45		4.3
15.88		106,514	0.54		–	1.51		8.0

4.20	(d)	413,539	0.41	(f)	–	1.65	(f)	9.3	(f)
16.73		418,629	0.41		–	1.56		5.9
26.58		354,869	0.41		–	1.77		3.0
14.74		260,492	0.42		–	1.73		3.5
7.58		224,128	0.42		–	1.57		4.3
16.03		190,814	0.42		–	1.63		8.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2015	(c)	$13.69	$0.09	$0.28	$0.37	($0.16)	($1.36)	($1.52)	$12.54
2014		13.39	0.16	1.42	1.58	(0.11)	(1.17)	(1.28)	13.69
2013		10.74	0.19	2.64	2.83	(0.18)	–	(0.18)	13.39
2012		9.19	0.14	1.50	1.64	(0.09)	–	(0.09)	10.74
2011		8.68	0.09	0.49	0.58	(0.07)	–	(0.07)	9.19
2010		7.74	0.08	0.97	1.05	(0.11)	–	(0.11)	8.68
Institutional shares
2015	(c)	13.90	0.12	0.28	0.40	(0.21)	(1.36)	(1.57)	12.73
2014		13.58	0.21	1.45	1.66	(0.17)	(1.17)	(1.34)	13.90
2013		10.90	0.25	2.66	2.91	(0.23)	–	(0.23)	13.58
2012		9.32	0.20	1.52	1.72	(0.14)	–	(0.14)	10.90
2011		8.81	0.14	0.49	0.63	(0.12)	–	(0.12)	9.32
2010		7.85	0.13	0.99	1.12	(0.16)	–	(0.16)	8.81
R-1 shares
2015	(c)	13.76	0.05	0.28	0.33	(0.09)	(1.36)	(1.45)	12.64
2014		13.47	0.09	1.44	1.53	(0.07)	(1.17)	(1.24)	13.76
2013		10.80	0.15	2.65	2.80	(0.13)	–	(0.13)	13.47
2012		9.23	0.10	1.52	1.62	(0.05)	–	(0.05)	10.80
2011		8.72	0.05	0.50	0.55	(0.04)	–	(0.04)	9.23
2010		7.79	0.06	0.99	1.05	(0.12)	–	(0.12)	8.72
R-2 shares
2015	(c)	13.81	0.07	0.27	0.34	(0.12)	(1.36)	(1.48)	12.67
2014		13.52	0.11	1.45	1.56	(0.10)	(1.17)	(1.27)	13.81
2013		10.84	0.16	2.67	2.83	(0.15)	–	(0.15)	13.52
2012		9.25	0.12	1.52	1.64	(0.05)	–	(0.05)	10.84
2011		8.74	0.07	0.49	0.56	(0.05)	–	(0.05)	9.25
2010		7.80	0.07	0.98	1.05	(0.11)	–	(0.11)	8.74
R-3 shares
2015	(c)	13.80	0.08	0.28	0.36	(0.15)	(1.36)	(1.51)	12.65
2014		13.50	0.14	1.44	1.58	(0.11)	(1.17)	(1.28)	13.80
2013		10.83	0.18	2.67	2.85	(0.18)	–	(0.18)	13.50
2012		9.26	0.14	1.51	1.65	(0.08)	–	(0.08)	10.83
2011		8.72	0.08	0.49	0.57	(0.03)	–	(0.03)	9.26
2010		7.78	0.09	0.98	1.07	(0.13)	–	(0.13)	8.72
R-4 shares
2015	(c)	13.78	0.09	0.28	0.37	(0.16)	(1.36)	(1.52)	12.63
2014		13.47	0.16	1.44	1.60	(0.12)	(1.17)	(1.29)	13.78
2013		10.81	0.20	2.65	2.85	(0.19)	–	(0.19)	13.47
2012		9.24	0.16	1.51	1.67	(0.10)	–	(0.10)	10.81
2011		8.74	0.10	0.49	0.59	(0.09)	–	(0.09)	9.24
2010		7.79	0.10	0.99	1.09	(0.14)	–	(0.14)	8.74
R-5 shares
2015	(c)	13.90	0.10	0.28	0.38	(0.17)	(1.36)	(1.53)	12.75
2014		13.57	0.18	1.45	1.63	(0.13)	(1.17)	(1.30)	13.90
2013		10.91	0.22	2.66	2.88	(0.22)	–	(0.22)	13.57
2012		9.32	0.17	1.53	1.70	(0.11)	–	(0.11)	10.91
2011		8.81	0.11	0.51	0.62	(0.11)	–	(0.11)	9.32
2010		7.85	0.12	0.98	1.10	(0.14)	–	(0.14)	8.81

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.89%(d),(e)		$72,780	0.80	%(f)	0.81%(f)	1.36	%(f)	95.0	%(f)
12.75	(e)	75,289	0.83		0.87	1.18		118.8
26.74	(e)	68,659	0.91		1.11	1.59		121.4
17.97	(e)	51,317	0.99		1.18	1.39		117.4
6.72	(e)	45,068	0.98		1.12	0.91		130.9
13.67	(e)	41,563	1.08		1.15	0.98		192.9

3.07	(d)	2,606,206	0.42	(f)	–	1.78	(f)	95.0	(f)
13.19		3,432,095	0.41		–	1.59		118.8
27.26		2,998,720	0.43		–	2.04		121.4
18.71		1,612,943	0.44		–	1.94		117.4
7.21		1,274,154	0.45		–	1.45		130.9
14.45		950,085	0.46		–	1.54		192.9

2.61	(d)	1,517	1.29	(f)	–	0.85	(f)	95.0	(f)
12.21		1,415	1.29		–	0.71		118.8
26.24		1,517	1.30		–	1.21		121.4
17.65		1,115	1.31		–	1.05		117.4
6.32		1,191	1.31		–	0.57		130.9
13.51		1,300	1.32		–	0.75		192.9

2.63	(d)	2,692	1.16	(f)	–	1.06	(f)	95.0	(f)
12.39		4,144	1.16		–	0.85		118.8
26.40		3,487	1.17		–	1.29		121.4
17.83		2,032	1.18		–	1.19		117.4
6.45		2,131	1.18		–	0.70		130.9
13.56		3,191	1.19		–	0.87		192.9

2.76	(d)	4,247	0.98	(f)	–	1.18	(f)	95.0	(f)
12.57		4,508	0.98		–	1.03		118.8
26.67		3,725	0.99		–	1.52		121.4
18.03		2,753	1.00		–	1.37		117.4
6.59		2,700	1.00		–	0.89		130.9
13.86		3,466	1.01		–	1.13		192.9

2.85	(d)	2,585	0.79	(f)	–	1.36	(f)	95.0	(f)
12.80		2,579	0.79		–	1.22		118.8
26.81		2,721	0.80		–	1.65		121.4
18.26		2,117	0.81		–	1.58		117.4
6.80		2,275	0.81		–	1.06		130.9
14.09		2,289	0.82		–	1.24		192.9

2.94	(d)	8,175	0.67	(f)	–	1.48	(f)	95.0	(f)
12.91		8,092	0.67		–	1.36		118.8
26.89		9,285	0.68		–	1.85		121.4
18.44		5,500	0.69		–	1.69		117.4
6.99		4,363	0.69		–	1.19		130.9
14.16		5,627	0.70		–	1.38		192.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND III
Class J shares
2015	(c)	$15.55	$0.08	$0.53	$0.61	($0.19)	($0.16)	($0.35)	$15.81
2014		13.56	0.17	1.85	2.02	(0.03)	–	(0.03)	15.55
2013		10.91	0.15	2.71	2.86	(0.21)	–	(0.21)	13.56
2012		9.73	0.14	1.17	1.31	(0.13)	–	(0.13)	10.91
2011		9.56	0.09	0.17	0.26	(0.09)	–	(0.09)	9.73
2010		8.55	0.07	1.04	1.11	(0.10)	–	(0.10)	9.56
Institutional shares
2015	(c)	15.75	0.12	0.53	0.65	(0.25)	(0.16)	(0.41)	15.99
2014		13.74	0.22	1.88	2.10	(0.09)	–	(0.09)	15.75
2013		11.07	0.19	2.75	2.94	(0.27)	–	(0.27)	13.74
2012		9.86	0.20	1.19	1.39	(0.18)	–	(0.18)	11.07
2011		9.70	0.15	0.16	0.31	(0.15)	–	(0.15)	9.86
2010		8.67	0.13	1.05	1.18	(0.15)	–	(0.15)	9.70
R-1 shares
2015	(c)	15.68	0.05	0.52	0.57	(0.14)	(0.16)	(0.30)	15.95
2014		13.71	0.08	1.89	1.97	–	–	–	15.68
2013		11.02	0.10	2.74	2.84	(0.15)	–	(0.15)	13.71
2012		9.79	0.10	1.19	1.29	(0.06)	–	(0.06)	11.02
2011		9.63	0.05	0.17	0.22	(0.06)	–	(0.06)	9.79
2010		8.61	0.05	1.05	1.10	(0.08)	–	(0.08)	9.63
R-2 shares
2015	(c)	15.64	0.06	0.52	0.58	(0.14)	(0.16)	(0.30)	15.92
2014		13.66	0.11	1.87	1.98	–	–	–	15.64
2013		10.98	0.11	2.74	2.85	(0.17)	–	(0.17)	13.66
2012		9.76	0.12	1.18	1.30	(0.08)	–	(0.08)	10.98
2011		9.59	0.07	0.17	0.24	(0.07)	–	(0.07)	9.76
2010		8.58	0.06	1.04	1.10	(0.09)	–	(0.09)	9.59
R-3 shares
2015	(c)	16.24	0.08	0.54	0.62	(0.16)	(0.16)	(0.32)	16.54
2014		14.18	0.14	1.93	2.07	(0.01)	–	(0.01)	16.24
2013		11.39	0.14	2.83	2.97	(0.18)	–	(0.18)	14.18
2012		10.13	0.14	1.23	1.37	(0.11)	–	(0.11)	11.39
2011		9.93	0.09	0.18	0.27	(0.07)	–	(0.07)	10.13
2010		8.86	0.08	1.07	1.15	(0.08)	–	(0.08)	9.93
R-4 shares
2015	(c)	15.72	0.09	0.53	0.62	(0.20)	(0.16)	(0.36)	15.98
2014		13.71	0.16	1.89	2.05	(0.04)	–	(0.04)	15.72
2013		11.03	0.16	2.73	2.89	(0.21)	–	(0.21)	13.71
2012		9.82	0.16	1.19	1.35	(0.14)	–	(0.14)	11.03
2011		9.66	0.11	0.16	0.27	(0.11)	–	(0.11)	9.82
2010		8.63	0.09	1.05	1.14	(0.11)	–	(0.11)	9.66
R-5 shares
2015	(c)	15.82	0.10	0.53	0.63	(0.21)	(0.16)	(0.37)	16.08
2014		13.77	0.19	1.89	2.08	(0.03)	–	(0.03)	15.82
2013		11.11	0.17	2.74	2.91	(0.25)	–	(0.25)	13.77
2012		9.87	0.17	1.20	1.37	(0.13)	–	(0.13)	11.11
2011		9.71	0.12	0.16	0.28	(0.12)	–	(0.12)	9.87
2010		8.68	0.10	1.05	1.15	(0.12)	–	(0.12)	9.71

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.91%(d),(e)		$77,407	1.15	%(f)	1.17%(f)	1.09	%(f)	27.7	%(f)
14.96	(e)	78,435	1.15		1.20	1.14		41.3	(g)
26.65	(e)	73,120	1.22		1.43	1.21		64.8
13.63	(e)	62,870	1.31		1.52	1.33		58.3
2.71	(e)	64,254	1.27		1.42	0.92		70.9
13.04	(e)	67,982	1.38		1.45	0.78		80.6

4.12	(d)	1,834,709	0.75 (f)	,(h)	–	1.54	(f)	27.7	(f)
15.36		2,804,940	0.76	(h)	–	1.51		41.3	(g)
27.13		1,657,474	0.79	(h)	–	1.56		64.8
14.38		677,325	0.78	(h)	–	1.92		58.3
3.16		1,056,201	0.78	(h)	–	1.42		70.9
13.73		1,601,614	0.77	(h)	–	1.39		80.6

3.67	(d)	5,035	1.63 (f)	,(h)	–	0.61	(f)	27.7	(f)
14.37		5,160	1.63	(h)	–	0.56		41.3	(g)
26.10		2,175	1.67	(h)	–	0.79		64.8
13.31		2,369	1.66	(h)	–	0.99		58.3
2.22		2,821	1.66	(h)	–	0.53		70.9
12.79		4,179	1.65	(h)	–	0.50		80.6

3.74	(d)	5,494	1.50 (f)	,(h)	–	0.74	(f)	27.7	(f)
14.49		5,737	1.50	(h)	–	0.75		41.3	(g)
26.27		5,605	1.54	(h)	–	0.92		64.8
13.42		6,283	1.53	(h)	–	1.15		58.3
2.43		9,411	1.53	(h)	–	0.67		70.9
12.83		15,933	1.52	(h)	–	0.64		80.6

3.84	(d)	13,884	1.32 (f)	,(h)	–	0.92	(f)	27.7	(f)
14.64		15,163	1.32	(h)	–	0.94		41.3	(g)
26.47		10,306	1.36	(h)	–	1.09		64.8
13.64		9,792	1.35	(h)	–	1.31		58.3
2.67		13,446	1.35	(h)	–	0.85		70.9
13.05		23,390	1.34	(h)	–	0.83		80.6

3.96	(d)	7,138	1.13 (f)	,(h)	–	1.13	(f)	27.7	(f)
14.96		9,314	1.13	(h)	–	1.09		41.3	(g)
26.67		5,773	1.17	(h)	–	1.27		64.8
13.93		5,167	1.16	(h)	–	1.58		58.3
2.74		10,525	1.16	(h)	–	1.04		70.9
13.32		13,028	1.15	(h)	–	1.02		80.6

3.99	(d)	11,603	1.01 (f)	,(h)	–	1.21	(f)	27.7	(f)
15.11		9,397	1.01	(h)	–	1.26		41.3	(g)
26.72		8,642	1.05	(h)	–	1.40		64.8
14.10		8,898	1.04	(h)	–	1.63		58.3
2.86		10,476	1.04	(h)	–	1.15		70.9
13.38		22,321	1.03	(h)	–	1.13		80.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class J shares
2015	(c)	$21.27	$0.02	$1.82	$1.84	($0.03)	($1.08)	($1.11)	$22.00
2014		19.21	0.04	2.44	2.48	–	(0.42)	(0.42)	21.27
2013		14.95	0.05	4.57	4.62	(0.13)	(0.23)	(0.36)	19.21
2012		13.60	0.05	2.13	2.18	(0.02)	(0.81)	(0.83)	14.95
2011		12.63	0.01	1.58	1.59	(0.13)	(0.49)	(0.62)	13.60
2010		10.13	0.08	2.45	2.53	(0.03)	–	(0.03)	12.63
Institutional shares
2015	(c)	22.33	0.05	1.92	1.97	(0.08)	(1.08)	(1.16)	23.14
2014		20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
2013		15.67	0.10	4.80	4.90	(0.19)	(0.23)	(0.42)	20.15
2012		14.22	0.12	2.22	2.34	(0.08)	(0.81)	(0.89)	15.67
2011		13.18	0.07	1.65	1.72	(0.19)	(0.49)	(0.68)	14.22
2010		10.56	0.15	2.56	2.71	(0.09)	–	(0.09)	13.18
R-1 shares
2015	(c)	21.02	(0.04)	1.80	1.76	–	(1.08)	(1.08)	21.70
2014		19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
2013		14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19.09
2012		13.62	–	2.11	2.11	–	(0.81)	(0.81)	14.92
2011		12.65	(0.04)	1.58	1.54	(0.08)	(0.49)	(0.57)	13.62
2010		10.17	0.05	2.45	2.50	(0.02)	–	(0.02)	12.65
R-2 shares
2015	(c)	21.20	(0.02)	1.81	1.79	–	(1.08)	(1.08)	21.91
2014		19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
2013		15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19.23
2012		13.66	0.01	2.14	2.15	–	(0.81)	(0.81)	15.00
2011		12.71	(0.03)	1.59	1.56	(0.12)	(0.49)	(0.61)	13.66
2010		10.21	0.07	2.46	2.53	(0.03)	–	(0.03)	12.71
R-3 shares
2015	(c)	21.70	–	1.86	1.86	–	(1.08)	(1.08)	22.48
2014		19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
2013		15.32	0.01	4.68	4.69	(0.14)	(0.23)	(0.37)	19.64
2012		13.91	0.04	2.18	2.22	–	(0.81)	(0.81)	15.32
2011		12.93	–	1.61	1.61	(0.14)	(0.49)	(0.63)	13.91
2010		10.38	0.08	2.51	2.59	(0.04)	–	(0.04)	12.93
R-4 shares
2015	(c)	22.29	0.02	1.90	1.92	(0.01)	(1.08)	(1.09)	23.12
2014		20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
2013		15.66	0.05	4.79	4.84	(0.15)	(0.23)	(0.38)	20.12
2012		14.23	0.07	2.22	2.29	(0.05)	(0.81)	(0.86)	15.66
2011		13.21	0.02	1.66	1.68	(0.17)	(0.49)	(0.66)	14.23
2010		10.59	0.10	2.57	2.67	(0.05)	–	(0.05)	13.21
R-5 shares
2015	(c)	22.13	0.03	1.89	1.92	(0.04)	(1.08)	(1.12)	22.93
2014		19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
2013		15.55	0.07	4.75	4.82	(0.16)	(0.23)	(0.39)	19.98
2012		14.12	0.08	2.21	2.29	(0.05)	(0.81)	(0.86)	15.55
2011		13.09	0.04	1.65	1.69	(0.17)	(0.49)	(0.66)	14.12
2010		10.50	0.11	2.55	2.66	(0.07)	–	(0.07)	13.09

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

9.04%(d),(e)		$299,592	0.91	%(f)	0.92%(f)	0.23	%(f)	14.2	%(f)
13.18	(e)	290,503	0.92		0.96	0.19		18.3
31.56	(e)	287,254	0.98		1.18	0.31		13.0
17.27	(e)	222,928	1.10		1.29	0.35		21.1
12.97	(e)	194,970	1.10		1.25	0.08		33.2
25.02	(e)	174,254	1.22		1.29	0.70		26.7

9.21	(d)	5,165,473	0.66	(f)	–	0.47	(f)	14.2	(f)
13.45		3,836,296	0.68		–	0.43		18.3
32.04		2,828,522	0.66		0.66	0.59		13.0
17.72		1,389,161	0.65		0.65	0.80		21.1
13.48		580,128	0.65		0.65	0.53		33.2
25.78		392,309	0.66		0.66	1.22		26.7

8.77	(d)	47,376	1.47	(f)	–	(0.34	) (f)	14.2	(f)
12.57		32,574	1.47		–	(0.38)		18.3
30.96		20,791	1.48		–	(0.25)		13.0
16.68		7,778	1.50		–	(0.03)		21.1
12.57		1,985	1.51		–	(0.32)		33.2
24.64		2,261	1.52		–	0.40		26.7

8.83	(d)	41,669	1.34	(f)	–	(0.21	) (f)	14.2	(f)
12.69		40,695	1.34		–	(0.23)		18.3
31.09		40,741	1.35		–	(0.10)		13.0
16.93		21,181	1.37		–	0.08		21.1
12.66		8,697	1.38		–	(0.21)		33.2
24.81		5,421	1.39		–	0.56		26.7

8.96	(d)	165,062	1.16	(f)	–	(0.03	) (f)	14.2	(f)
12.89		158,675	1.16		–	(0.05)		18.3
31.30		155,477	1.17		–	0.08		13.0
17.17		77,423	1.19		–	0.28		21.1
12.85		20,680	1.20		–	(0.03)		33.2
25.01		18,958	1.21		–	0.72		26.7

9.01	(d)	176,595	0.97	(f)	–	0.15	(f)	14.2	(f)
13.13		168,845	0.97		–	0.14		18.3
31.59		163,047	0.98		–	0.28		13.0
17.33		90,257	1.00		–	0.44		21.1
13.08		44,862	1.01		–	0.16		33.2
25.32		9,201	1.02		–	0.86		26.7

9.08	(d)	283,470	0.85	(f)	–	0.28	(f)	14.2	(f)
13.25		266,198	0.85		–	0.25		18.3
31.74		196,640	0.86		–	0.37		13.0
17.46		77,833	0.88		–	0.57		21.1
13.34		50,417	0.89		–	0.28		33.2
25.42		36,636	0.90		–	0.96		26.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Total Return
MIDCAP GROWTH FUND
Class J shares
2015	(c)	$6.96	($0.01)	$0.48	$0.47	($1.59)	($1.59)	$5.84	8.34%(d),(e)
2014		8.00	(0.04)	0.87	0.83	(1.87)	(1.87)	6.96	12.73	(e)
2013		6.51	(0.04)	1.95	1.91	(0.42)	(0.42)	8.00	31.12	(e)
2012		7.15	(0.04)	0.31	0.27	(0.91)	(0.91)	6.51	5.71	(e)
2011		6.49	(0.06)	0.72	0.66	–	–	7.15	10.17	(e)
2010		5.12	(0.05)	1.42	1.37	–	–	6.49	26.76	(e)
Institutional shares
2015	(c)	8.23	–	0.59	0.59	(1.59)	(1.59)	7.23	8.54	(d)
2014		9.08	(0.01)	1.03	1.02	(1.87)	(1.87)	8.23	13.41
2013		7.31	–	2.19	2.19	(0.42)	(0.42)	9.08	31.57
2012		7.86	–	0.36	0.36	(0.91)	(0.91)	7.31	6.40
2011		7.10	(0.03)	0.79	0.76	–	–	7.86	10.70
2010		5.56	(0.02)	1.56	1.54	–	–	7.10	27.72
R-1 shares
2015	(c)	7.24	(0.03)	0.51	0.48	(1.59)	(1.59)	6.13	8.12	(d)
2014		8.27	(0.07)	0.91	0.84	(1.87)	(1.87)	7.24	12.34
2013		6.74	(0.06)	2.01	1.95	(0.42)	(0.42)	8.27	30.63
2012		7.38	(0.06)	0.33	0.27	(0.91)	(0.91)	6.74	5.48
2011		6.73	(0.09)	0.74	0.65	–	–	7.38	9.66
2010		5.31	(0.07)	1.49	1.42	–	–	6.73	26.74
R-2 shares
2015	(c)	7.63	(0.02)	0.53	0.51	(1.59)	(1.59)	6.55	8.11	(d)
2014		8.60	(0.06)	0.96	0.90	(1.87)	(1.87)	7.63	12.62
2013		6.98	(0.05)	2.09	2.04	(0.42)	(0.42)	8.60	30.86
2012		7.61	(0.05)	0.33	0.28	(0.91)	(0.91)	6.98	5.45
2011		6.92	(0.08)	0.77	0.69	–	–	7.61	9.97
2010		5.46	(0.06)	1.52	1.46	–	–	6.92	26.74
R-3 shares
2015	(c)	7.95	(0.02)	0.57	0.55	(1.59)	(1.59)	6.91	8.31	(d)
2014		8.87	(0.05)	1.00	0.95	(1.87)	(1.87)	7.95	12.83
2013		7.18	(0.04)	2.15	2.11	(0.42)	(0.42)	8.87	30.99
2012		7.78	(0.04)	0.35	0.31	(0.91)	(0.91)	7.18	5.75
2011		7.07	(0.07)	0.78	0.71	–	–	7.78	10.04
2010		5.57	(0.05)	1.55	1.50	–	–	7.07	26.93
R-4 shares
2015	(c)	8.24	(0.01)	0.59	0.58	(1.59)	(1.59)	7.23	8.38	(d)
2014		9.12	(0.03)	1.02	0.99	(1.87)	(1.87)	8.24	12.96
2013		7.36	(0.03)	2.21	2.18	(0.42)	(0.42)	9.12	31.20
2012		7.93	(0.03)	0.37	0.34	(0.91)	(0.91)	7.36	6.05
2011		7.19	(0.05)	0.79	0.74	–	–	7.93	10.29
2010		5.65	(0.04)	1.58	1.54	–	–	7.19	27.26
R-5 shares
2015	(c)	8.46	(0.01)	0.61	0.60	(1.59)	(1.59)	7.47	8.41	(d)
2014		9.30	(0.02)	1.05	1.03	(1.87)	(1.87)	8.46	13.16
2013		7.48	(0.02)	2.26	2.24	(0.42)	(0.42)	9.30	31.51
2012		8.05	(0.02)	0.36	0.34	(0.91)	(0.91)	7.48	5.95
2011		7.29	(0.05)	0.81	0.76	–	–	8.05	10.43
2010		5.72	(0.04)	1.61	1.57	–	–	7.29	27.45

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
	Ratio of Expenses		Ratio of Gross		Investment Income
Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

$53,578	1.14	%(f)	1.15	%(f)	(0.40	)%(f)	142.7	%(f)
42,144	1.20		1.24		(0.55)		184.6
31,805	1.22		1.42		(0.51)		222.6
23,812	1.28		1.47		(0.60)		167.6
24,203	1.21		1.35		(0.83)		155.1
22,826	1.35		1.42		(0.91)		214.7

25,727	0.75	(f)	0.80	(f)	0.05	(f)	142.7	(f)
33,471	0.75		0.78		(0.14)		184.6
65,325	0.74		0.77		(0.04)		222.6
49,383	0.70		0.78		(0.02)		167.6
53,210	0.70		0.73		(0.32)		155.1
34,798	0.70		0.75		(0.25)		214.7

1,446	1.56	(f)	–		(0.82	) (f)	142.7	(f)
1,269	1.56		–		(0.92)		184.6
1,518	1.56		–		(0.85)		222.6
1,503	1.56		–		(0.88)		167.6
1,441	1.55		–		(1.18)		155.1
1,158	1.56		–		(1.12)		214.7

2,697	1.43	(f)	–		(0.68	) (f)	142.7	(f)
2,751	1.43		–		(0.78)		184.6
2,699	1.43		–		(0.72)		222.6
2,609	1.43		–		(0.76)		167.6
3,331	1.42		–		(1.04)		155.1
3,152	1.43		–		(0.99)		214.7

6,029	1.25	(f)	–		(0.53	) (f)	142.7	(f)
4,118	1.25		–		(0.58)		184.6
3,830	1.25		–		(0.52)		222.6
5,306	1.25		–		(0.58)		167.6
6,698	1.24		–		(0.86)		155.1
7,430	1.25		–		(0.75)		214.7

5,609	1.06	(f)	–		(0.37	) (f)	142.7	(f)
2,193	1.06		–		(0.42)		184.6
2,239	1.06		–		(0.35)		222.6
2,608	1.06		–		(0.45)		167.6
9,194	1.05		–		(0.67)		155.1
8,584	1.06		–		(0.62)		214.7

16,553	0.94	(f)	–		(0.20	) (f)	142.7	(f)
14,192	0.94		–		(0.29)		184.6
15,380	0.94		–		(0.26)		222.6
19,913	0.94		–		(0.30)		167.6
33,603	0.93		–		(0.55)		155.1
33,306	0.94		–		(0.55)		214.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND III
Class J shares
2015	(c)	$11.26	($0.03)	$0.60	$0.57	$–	($2.61)	($2.61)	$9.22
2014		12.69	(0.06)	1.10	1.04	–	(2.47)	(2.47)	11.26
2013		9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12.69
2012		9.71	(0.05)	0.25	0.20	–	–	–	9.91
2011		8.82	(0.06)	0.95	0.89	–	–	–	9.71
2010		6.90	(0.07)	1.99	1.92	–	–	–	8.82
Institutional shares
2015	(c)	12.72	(0.01)	0.70	0.69	–	(2.61)	(2.61)	10.80
2014		13.97	(0.01)	1.23	1.22	–	(2.47)	(2.47)	12.72
2013		10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13.97
2012		10.59	0.01	0.27	0.28	–	–	–	10.87
2011		9.57	(0.01)	1.03	1.02	–	–	–	10.59
2010		7.44	(0.01)	2.14	2.13	–	–	–	9.57
R-1 shares
2015	(c)	11.46	(0.05)	0.60	0.55	–	(2.61)	(2.61)	9.40
2014		12.91	(0.11)	1.13	1.02	–	(2.47)	(2.47)	11.46
2013		10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12.91
2012		9.95	(0.08)	0.25	0.17	–	–	–	10.12
2011		9.07	(0.10)	0.98	0.88	–	–	–	9.95
2010		7.11	(0.08)	2.04	1.96	–	–	–	9.07
R-2 shares
2015	(c)	11.75	(0.05)	0.63	0.58	–	(2.61)	(2.61)	9.72
2014		13.16	(0.09)	1.15	1.06	–	(2.47)	(2.47)	11.75
2013		10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13.16
2012		10.11	(0.07)	0.26	0.19	–	–	–	10.30
2011		9.21	(0.08)	0.98	0.90	–	–	–	10.11
2010		7.21	(0.07)	2.07	2.00	–	–	–	9.21
R-3 shares
2015	(c)	12.36	(0.04)	0.67	0.63	–	(2.61)	(2.61)	10.38
2014		13.71	(0.08)	1.20	1.12	–	(2.47)	(2.47)	12.36
2013		10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13.71
2012		10.48	(0.05)	0.27	0.22	–	–	–	10.70
2011		9.53	(0.07)	1.02	0.95	–	–	–	10.48
2010		7.45	(0.06)	2.14	2.08	–	–	–	9.53
R-4 shares
2015	(c)	12.54	(0.03)	0.68	0.65	–	(2.61)	(2.61)	10.58
2014		13.85	(0.05)	1.21	1.16	–	(2.47)	(2.47)	12.54
2013		10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13.85
2012		10.55	(0.04)	0.28	0.24	–	–	–	10.79
2011		9.57	(0.05)	1.03	0.98	–	–	–	10.55
2010		7.47	(0.04)	2.14	2.10	–	–	–	9.57
R-5 shares
2015	(c)	12.87	(0.03)	0.71	0.68	–	(2.61)	(2.61)	10.94
2014		14.13	(0.04)	1.25	1.21	–	(2.47)	(2.47)	12.87
2013		10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14.13
2012		10.74	(0.02)	0.27	0.25	–	–	–	10.99
2011		9.73	(0.04)	1.05	1.01	–	–	–	10.74
2010		7.58	(0.04)	2.19	2.15	–	–	–	9.73

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

6.46%(d),(e)		$37,895	1.37%	(f)	1.41%(f)	(0.63)% (f)	55.5%	(f)
9.50	(e)	37,273	1.41		1.47	(0.53)	131.4
31.14	(e)	37,316	1.43		1.65	(0.53)	105.0
2.06	(e)	29,541	1.50		1.71	(0.48)	127.6
10.09	(e)	32,439	1.45		1.62	(0.58)	107.8
27.83	(e)	30,949	1.65		1.74	(0.83)	98.1

6.69	(d)	1,412,798	0.95 (f)	,(g)	–	(0.21) (f)	55.5	(f)
9.99		1,378,931	0.95	(g)	–	(0.07)	131.4
31.78		1,406,949	0.95	(g)	–	(0.04)	105.0
2.64		1,310,305	0.95	(g)	–	0.07	127.6
10.66		1,340,389	0.95	(g)	–	(0.08)	107.8
28.63		1,206,656	0.96	(g)	–	(0.14)	98.1

6.12	(d)	3,173	1.83 (f)	,(g)	–	(1.08) (f)	55.5	(f)
9.12		3,400	1.83	(g)	–	(0.95)	131.4
30.57		3,446	1.83	(g)	–	(0.88)	105.0
1.71		3,731	1.83	(g)	–	(0.82)	127.6
9.70		4,645	1.83	(g)	–	(0.94)	107.8
27.57		5,095	1.84	(g)	–	(1.01)	98.1

6.26	(d)	4,973	1.70 (f)	,(g)	–	(0.96) (f)	55.5	(f)
9.27		4,970	1.70	(g)	–	(0.81)	131.4
30.72		6,205	1.70	(g)	–	(0.78)	105.0
1.88		6,229	1.70	(g)	–	(0.69)	127.6
9.77		7,782	1.70	(g)	–	(0.77)	107.8
27.74		11,680	1.71	(g)	–	(0.88)	98.1

6.36	(d)	10,775	1.52 (f)	,(g)	–	(0.75) (f)	55.5	(f)
9.36		18,078	1.52	(g)	–	(0.63)	131.4
30.98		22,048	1.52	(g)	–	(0.58)	105.0
2.10		23,334	1.52	(g)	–	(0.50)	127.6
9.97		32,650	1.52	(g)	–	(0.64)	107.8
27.92		38,227	1.53	(g)	–	(0.70)	98.1

6.42	(d)	13,306	1.33 (f)	,(g)	–	(0.56) (f)	55.5	(f)
9.58		22,511	1.33	(g)	–	(0.44)	131.4
31.19		27,086	1.33	(g)	–	(0.39)	105.0
2.27		24,559	1.33	(g)	–	(0.32)	127.6
10.24		33,364	1.33	(g)	–	(0.45)	107.8
28.11		32,907	1.34	(g)	–	(0.51)	98.1

6.51	(d)	13,858	1.21 (f)	,(g)	–	(0.48) (f)	55.5	(f)
9.76		11,399	1.21	(g)	–	(0.30)	131.4
31.38		20,890	1.21	(g)	–	(0.22)	105.0
2.33		37,395	1.21	(g)	–	(0.19)	127.6
10.38		35,709	1.21	(g)	–	(0.34)	107.8
28.36		22,341	1.22	(g)	–	(0.41)	98.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2015	(c)	$19.58	$0.09	$1.06	$1.15	($0.16)	($0.91)	($1.07)	$19.66
2014		18.35	0.15	1.80	1.95	(0.12)	(0.60)	(0.72)	19.58
2013		14.43	0.14	4.40	4.54	(0.13)	(0.49)	(0.62)	18.35
2012		13.60	0.10	1.34	1.44	(0.07)	(0.54)	(0.61)	14.43
2011		12.79	0.08	0.92	1.00	(0.06)	(0.13)	(0.19)	13.60
2010		10.17	0.07	2.62	2.69	(0.07)	–	(0.07)	12.79
Institutional shares
2015	(c)	20.03	0.13	1.08	1.21	(0.23)	(0.91)	(1.14)	20.10
2014		18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
2013		14.73	0.22	4.47	4.69	(0.19)	(0.49)	(0.68)	18.74
2012		13.87	0.17	1.36	1.53	(0.13)	(0.54)	(0.67)	14.73
2011		13.04	0.14	0.95	1.09	(0.13)	(0.13)	(0.26)	13.87
2010		10.36	0.14	2.67	2.81	(0.13)	–	(0.13)	13.04
R-1 shares
2015	(c)	19.78	0.04	1.08	1.12	(0.07)	(0.91)	(0.98)	19.92
2014		18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
2013		14.60	0.08	4.46	4.54	(0.07)	(0.49)	(0.56)	18.58
2012		13.74	0.05	1.36	1.41	(0.01)	(0.54)	(0.55)	14.60
2011		12.94	0.03	0.93	0.96	(0.03)	(0.13)	(0.16)	13.74
2010		10.31	0.04	2.65	2.69	(0.06)	–	(0.06)	12.94
R-2 shares
2015	(c)	20.28	0.06	1.10	1.16	(0.09)	(0.91)	(1.00)	20.44
2014		18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
2013		14.89	0.10	4.55	4.65	(0.07)	(0.49)	(0.56)	18.98
2012		13.99	0.07	1.39	1.46	(0.02)	(0.54)	(0.56)	14.89
2011		13.16	0.05	0.95	1.00	(0.04)	(0.13)	(0.17)	13.99
2010		10.47	0.06	2.70	2.76	(0.07)	–	(0.07)	13.16
R-3 shares
2015	(c)	20.24	0.07	1.11	1.18	(0.13)	(0.91)	(1.04)	20.38
2014		18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
2013		14.88	0.13	4.54	4.67	(0.12)	(0.49)	(0.61)	18.94
2012		14.01	0.09	1.39	1.48	(0.07)	(0.54)	(0.61)	14.88
2011		13.19	0.07	0.95	1.02	(0.07)	(0.13)	(0.20)	14.01
2010		10.49	0.08	2.71	2.79	(0.09)	–	(0.09)	13.19
R-4 shares
2015	(c)	20.29	0.09	1.11	1.20	(0.16)	(0.91)	(1.07)	20.42
2014		19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
2013		14.93	0.16	4.55	4.71	(0.15)	(0.49)	(0.64)	19.00
2012		14.04	0.12	1.40	1.52	(0.09)	(0.54)	(0.63)	14.93
2011		13.21	0.10	0.95	1.05	(0.09)	(0.13)	(0.22)	14.04
2010		10.51	0.10	2.70	2.80	(0.10)	–	(0.10)	13.21
R-5 shares
2015	(c)	20.44	0.11	1.12	1.23	(0.19)	(0.91)	(1.10)	20.57
2014		19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
2013		15.02	0.19	4.57	4.76	(0.16)	(0.49)	(0.65)	19.13
2012		14.12	0.14	1.40	1.54	(0.10)	(0.54)	(0.64)	15.02
2011		13.28	0.12	0.95	1.07	(0.10)	(0.13)	(0.23)	14.12
2010		10.55	0.12	2.72	2.84	(0.11)	–	(0.11)	13.28

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

6.19%(d),(e)		$97,341	0.56	%(f)	0.57	%(f)	0.89	%(f)	18.6	%(f)
10.96	(e)	88,285	0.60		0.64		0.79		13.9
32.57	(e)	73,163	0.65		0.85		0.86		11.2
11.31	(e)	47,839	0.66		0.85		0.72		14.5
7.81	(e)	44,558	0.66		0.80		0.56		15.8
26.57	(e)	41,637	0.82		0.89		0.59		17.5

6.37	(d)	583,075	0.19	(f)	0.19	(f)	1.26	(f)	18.6	(f)
11.44		534,362	0.20		0.20		1.19		13.9
33.09		402,962	0.21		0.21		1.30		11.2
11.86		250,683	0.20		0.24		1.18		14.5
8.35		177,993	0.20		0.26		1.01		15.8
27.35		90,574	0.20		0.35		1.19		17.5

5.97	(d)	20,708	1.04	(f)	–		0.42	(f)	18.6	(f)
10.48		20,397	1.04		–		0.35		13.9
32.08		12,674	1.04		–		0.50		11.2
10.92		9,930	1.04		–		0.34		14.5
7.43		9,042	1.04		–		0.18		15.8
26.17		8,529	1.05		–		0.36		17.5

6.01	(d)	19,544	0.91	(f)	–		0.56	(f)	18.6	(f)
10.61		21,010	0.91		–		0.49		13.9
32.24		20,660	0.91		–		0.62		11.2
11.08		17,916	0.91		–		0.47		14.5
7.55		19,215	0.91		–		0.31		15.8
26.43		22,947	0.92		–		0.49		17.5

6.13	(d)	116,683	0.73	(f)	–		0.74	(f)	18.6	(f)
10.82		124,106	0.73		–		0.67		13.9
32.42		133,208	0.73		–		0.79		11.2
11.31		83,360	0.73		–		0.64		14.5
7.68		61,273	0.73		–		0.49		15.8
26.68		49,027	0.74		–		0.68		17.5

6.24	(d)	125,948	0.54	(f)	–		0.92	(f)	18.6	(f)
11.02		110,658	0.54		–		0.85		13.9
32.66		89,068	0.54		–		0.97		11.2
11.54		53,385	0.54		–		0.84		14.5
7.94		43,311	0.54		–		0.68		15.8
26.82		37,573	0.55		–		0.86		17.5

6.33	(d)	217,060	0.42	(f)	–		1.05	(f)	18.6	(f)
11.11		215,084	0.42		–		0.98		13.9
32.85		181,266	0.42		–		1.09		11.2
11.62		113,313	0.42		–		0.96		14.5
8.08		93,033	0.42		–		0.80		15.8
27.11		89,087	0.43		–		0.98		17.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2015	(c)	$16.34	$0.01	$0.68	$0.69	($0.03)	($2.08)	($2.11)	$14.92
2014		18.32	0.03	2.17	2.20	(0.04)	(4.14)	(4.18)	16.34
2013		14.03	0.07	4.33	4.40	(0.11)	–	(0.11)	18.32
2012		12.47	0.07	1.51	1.58	(0.02)	–	(0.02)	14.03
2011		12.06	0.03	0.45	0.48	(0.07)	–	(0.07)	12.47
2010		9.63	0.07	2.42	2.49	(0.06)	–	(0.06)	12.06
Institutional shares
2015	(c)	16.49	0.04	0.68	0.72	(0.08)	(2.08)	(2.16)	15.05
2014		18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
2013		14.14	0.15	4.34	4.49	(0.18)	–	(0.18)	18.45
2012		12.57	0.15	1.51	1.66	(0.09)	–	(0.09)	14.14
2011		12.17	0.10	0.45	0.55	(0.15)	–	(0.15)	12.57
2010		9.69	0.14	2.44	2.58	(0.10)	–	(0.10)	12.17
R-1 shares
2015	(c)	16.00	(0.02)	0.65	0.63	–	(2.08)	(2.08)	14.55
2014		18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
2013		13.83	–	4.27	4.27	(0.05)	–	(0.05)	18.05
2012		12.32	0.03	1.48	1.51	–	–	–	13.83
2011		11.94	(0.02)	0.45	0.43	(0.05)	–	(0.05)	12.32
2010		9.53	0.05	2.40	2.45	(0.04)	–	(0.04)	11.94
R-2 shares
2015	(c)	16.08	(0.01)	0.65	0.64	–	(2.08)	(2.08)	14.64
2014		18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
2013		13.87	0.02	4.28	4.30	(0.07)	–	(0.07)	18.10
2012		12.34	0.05	1.48	1.53	–	–	–	13.87
2011		11.94	–	0.45	0.45	(0.05)	–	(0.05)	12.34
2010		9.54	0.06	2.39	2.45	(0.05)	–	(0.05)	11.94
R-3 shares
2015	(c)	16.26	–	0.67	0.67	–	(2.08)	(2.08)	14.85
2014		18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
2013		13.99	0.05	4.31	4.36	(0.10)	–	(0.10)	18.25
2012		12.43	0.07	1.50	1.57	(0.01)	–	(0.01)	13.99
2011		12.04	0.02	0.46	0.48	(0.09)	–	(0.09)	12.43
2010		9.61	0.08	2.41	2.49	(0.06)	–	(0.06)	12.04
R-4 shares
2015	(c)	16.31	0.02	0.67	0.69	(0.03)	(2.08)	(2.11)	14.89
2014		18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
2013		14.03	0.08	4.32	4.40	(0.13)	–	(0.13)	18.30
2012		12.46	0.09	1.52	1.61	(0.04)	–	(0.04)	14.03
2011		12.08	0.05	0.44	0.49	(0.11)	–	(0.11)	12.46
2010		9.63	0.10	2.42	2.52	(0.07)	–	(0.07)	12.08
R-5 shares
2015	(c)	16.39	0.02	0.68	0.70	(0.05)	(2.08)	(2.13)	14.96
2014		18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39
2013		14.08	0.10	4.33	4.43	(0.15)	–	(0.15)	18.36
2012		12.52	0.11	1.51	1.62	(0.06)	–	(0.06)	14.08
2011		12.12	0.06	0.46	0.52	(0.12)	–	(0.12)	12.52
2010		9.66	0.11	2.43	2.54	(0.08)	–	(0.08)	12.12

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

4.72%(d),(e)		$80,241	1.33	%(f)	1.40%(f)	0.17	%(f)	91.2	%(f)
14.64	(e)	77,754	1.36		1.46	0.17		85.3
31.54	(e)	65,896	1.43		1.65	0.42		98.6
12.66	(e)	52,378	1.51		1.72	0.56		87.3
3.99	(e)	52,154	1.48		1.64	0.23		80.3
25.96	(e)	55,107	1.64		1.73	0.64		83.6

4.92	(d)	1,741,405	0.93 (f)	,(g)	–	0.56	(f)	91.2	(f)
15.07		1,377,675	0.94	(g)	–	0.59		85.3
32.12		1,279,003	0.98	(g)	–	0.93		98.6
13.28		1,431,810	0.98	(g)	–	1.09		87.3
4.49		1,256,845	0.98	(g)	–	0.73		80.3
26.78		1,269,331	0.98	(g)	–	1.30		83.6

4.44	(d)	6,554	1.80 (f)	,(g)	–	(0.29	) (f)	91.2	(f)
14.13		6,852	1.80	(g)	–	(0.27)		85.3
30.99		6,643	1.84	(g)	–	0.00		98.6
12.26		6,229	1.85	(g)	–	0.22		87.3
3.59		5,985	1.85	(g)	–	(0.14)		80.3
25.75		7,222	1.85	(g)	–	0.43		83.6

4.48	(d)	11,062	1.67 (f)	,(g)	–	(0.16	) (f)	91.2	(f)
14.30		12,046	1.67	(g)	–	(0.13)		85.3
31.14		15,229	1.71	(g)	–	0.16		98.6
12.40		14,689	1.72	(g)	–	0.35		87.3
3.79		15,380	1.72	(g)	–	0.01		80.3
25.77		19,875	1.72	(g)	–	0.56		83.6

4.63	(d)	33,856	1.49 (f)	,(g)	–	0.02	(f)	91.2	(f)
14.49		37,981	1.49	(g)	–	0.05		85.3
31.32		39,275	1.53	(g)	–	0.31		98.6
12.66		32,137	1.54	(g)	–	0.53		87.3
3.95		39,064	1.54	(g)	–	0.17		80.3
26.02		34,752	1.54	(g)	–	0.76		83.6

4.78	(d)	32,885	1.30 (f)	,(g)	–	0.22	(f)	91.2	(f)
14.66		36,994	1.30	(g)	–	0.24		85.3
31.60		35,447	1.34	(g)	–	0.50		98.6
12.92		27,235	1.35	(g)	–	0.71		87.3
4.04		28,916	1.35	(g)	–	0.36		80.3
26.32		28,066	1.35	(g)	–	0.93		83.6

4.78	(d)	81,279	1.18 (f)	,(g)	–	0.32	(f)	91.2	(f)
14.86		83,762	1.18	(g)	–	0.35		85.3
31.77		68,821	1.22	(g)	–	0.64		98.6
12.98		57,052	1.23	(g)	–	0.85		87.3
4.26		40,902	1.23	(g)	–	0.47		80.3
26.44		31,022	1.23	(g)	–	1.04		83.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2015	(c)	$19.52	$0.10	$0.69	$0.79	($0.17)	($1.49)	($1.66)	$18.65
2014		17.94	0.17	2.09	2.26	(0.15)	(0.53)	(0.68)	19.52
2013		13.60	0.17	4.33	4.50	(0.16)	–	(0.16)	17.94
2012		11.97	0.15	1.59	1.74	(0.11)	–	(0.11)	13.60
2011		11.27	0.12	0.71	0.83	(0.13)	–	(0.13)	11.97
2010		9.18	0.11	2.11	2.22	(0.13)	–	(0.13)	11.27
Institutional shares
2015	(c)	20.60	0.14	0.73	0.87	(0.24)	(1.49)	(1.73)	19.74
2014		18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
2013		14.31	0.24	4.55	4.79	(0.22)	–	(0.22)	18.88
2012		12.59	0.23	1.66	1.89	(0.17)	–	(0.17)	14.31
2011		11.85	0.17	0.76	0.93	(0.19)	–	(0.19)	12.59
2010		9.62	0.17	2.24	2.41	(0.18)	–	(0.18)	11.85
R-1 shares
2015	(c)	19.65	0.05	0.69	0.74	(0.14)	(1.49)	(1.63)	18.76
2014		18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
2013		13.69	0.10	4.36	4.46	(0.08)	–	(0.08)	18.07
2012		12.03	0.10	1.60	1.70	(0.04)	–	(0.04)	13.69
2011		11.34	0.08	0.70	0.78	(0.09)	–	(0.09)	12.03
2010		9.26	0.08	2.12	2.20	(0.12)	–	(0.12)	11.34
R-2 shares
2015	(c)	19.76	0.07	0.68	0.75	(0.13)	(1.49)	(1.62)	18.89
2014		18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
2013		13.79	0.12	4.39	4.51	(0.12)	–	(0.12)	18.18
2012		12.11	0.12	1.61	1.73	(0.05)	–	(0.05)	13.79
2011		11.42	0.08	0.72	0.80	(0.11)	–	(0.11)	12.11
2010		9.31	0.09	2.15	2.24	(0.13)	–	(0.13)	11.42
R-3 shares
2015	(c)	19.64	0.08	0.70	0.78	(0.17)	(1.49)	(1.66)	18.76
2014		18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
2013		13.73	0.14	4.37	4.51	(0.17)	–	(0.17)	18.07
2012		12.08	0.15	1.59	1.74	(0.09)	–	(0.09)	13.73
2011		11.39	0.10	0.72	0.82	(0.13)	–	(0.13)	12.08
2010		9.28	0.11	2.14	2.25	(0.14)	–	(0.14)	11.39
R-4 shares
2015	(c)	19.48	0.10	0.68	0.78	(0.19)	(1.49)	(1.68)	18.58
2014		17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
2013		13.61	0.17	4.33	4.50	(0.19)	–	(0.19)	17.92
2012		11.98	0.17	1.58	1.75	(0.12)	–	(0.12)	13.61
2011		11.29	0.13	0.71	0.84	(0.15)	–	(0.15)	11.98
2010		9.18	0.13	2.12	2.25	(0.14)	–	(0.14)	11.29
R-5 shares
2015	(c)	19.65	0.11	0.69	0.80	(0.21)	(1.49)	(1.70)	18.75
2014		18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
2013		13.70	0.20	4.33	4.53	(0.20)	–	(0.20)	18.03
2012		12.05	0.18	1.60	1.78	(0.13)	–	(0.13)	13.70
2011		11.36	0.14	0.71	0.85	(0.16)	–	(0.16)	12.05
2010		9.25	0.15	2.12	2.27	(0.16)	–	(0.16)	11.36
R-6 shares
2015	(h)	21.10	0.11	0.26	0.37	(0.24)	(1.49)	(1.73)	19.74

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

4.37%(d),(e)		$113,339	0.99	%(f)	1.02	%(f)	1.08	%(f)	60.8	%(f)
12.97	(e)	112,480	1.02		1.07		0.93		70.2
33.42	(e)	103,978	1.05		1.27		1.11		88.3
14.65	(e)	82,259	1.16		1.36		1.19		52.9
7.37	(e)	79,335	1.13		1.28		0.95		86.4
24.36	(e)	82,140	1.24		1.31		1.05		92.4

4.54	(d)	863,500	0.65	(f)	0.66	(f)	1.43	(f)	60.8	(f)
13.44		822,011	0.64		0.65		1.29		70.2
33.96		640,181	0.66		0.67		1.40		88.3
15.18		1,893	0.69		2.25		1.68		52.9
7.86		817	0.70		4.18		1.39		86.4
25.32		183	0.70		10.72		1.58		92.4

4.03	(d)	1,105	1.51 (f)	,(g)	–		0.57	(f)	60.8	(f)
12.45		1,046	1.51	(g)	–		0.41		70.2
32.79		452	1.53	(g)	–		0.64		88.3
14.20		318	1.56	(g)	–		0.79		52.9
6.88		332	1.55	(g)	–		0.63		86.4
23.90		520	1.56	(g)	–		0.73		92.4

4.09	(d)	1,915	1.38 (f)	,(g)	–		0.70	(f)	60.8	(f)
12.58		1,663	1.38	(g)	–		0.53		70.2
32.94		1,176	1.40	(g)	–		0.77		88.3
14.38		871	1.43	(g)	–		0.93		52.9
6.97		981	1.42	(g)	–		0.68		86.4
24.22		1,455	1.43	(g)	–		0.88		92.4

4.27	(d)	13,805	1.20 (f)	,(g)	–		0.84	(f)	60.8	(f)
12.75		9,010	1.20	(g)	–		0.69		70.2
33.18		4,319	1.22	(g)	–		0.90		88.3
14.52		2,188	1.25	(g)	–		1.12		52.9
7.23		1,834	1.24	(g)	–		0.85		86.4
24.38		1,758	1.25	(g)	–		1.03		92.4

4.33	(d)	15,877	1.01 (f)	,(g)	–		1.04	(f)	60.8	(f)
12.99		14,160	1.01	(g)	–		0.83		70.2
33.44		4,061	1.03	(g)	–		1.04		88.3
14.72		1,125	1.06	(g)	–		1.30		52.9
7.46		1,049	1.05	(g)	–		1.07		86.4
24.66		1,252	1.06	(g)	–		1.24		92.4

4.40	(d)	28,603	0.89 (f)	,(g)	–		1.16	(f)	60.8	(f)
13.19		17,886	0.89	(g)	–		1.03		70.2
33.53		11,095	0.91	(g)	–		1.26		88.3
14.96		6,614	0.94	(g)	–		1.41		52.9
7.52		5,595	0.93	(g)	–		1.18		86.4
24.74		6,425	0.94	(g)	–		1.39		92.4

2.06	(d)	10	0.69 (f)	,(g)	–		1.30	(f)	60.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 25, 2014, date operations commenced, through April 30, 2015.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net		Total
		Value,	Investment	Total From	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	Investment	and	Value, End			Period (in
		of Period	(Loss)(a)	Operations	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2015	(c)	$1.00	$–	$–	$–	$1.00	0.00%(d),(e)		$234,394
2014		1.00	–	–	–	1.00	0.00	(e)	249,914
2013		1.00	–	–	–	1.00	0.00	(e)	278,536
2012		1.00	–	–	–	1.00	0.00	(e)	282,576
2011		1.00	–	–	–	1.00	0.00	(e)	316,914
2010		1.00	–	–	–	1.00	0.00	(e)	310,250
Institutional shares
2015	(c)	1.00	–	–	–	1.00	0.00	(d)	254,375
2014		1.00	–	–	–	1.00	0.00		337,381
2013		1.00	–	–	–	1.00	0.00		357,925
2012		1.00	–	–	–	1.00	0.00		353,584
2011		1.00	–	–	–	1.00	0.00		263,071
2010		1.00	–	–	–	1.00	0.00		202,082

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

				Ratio of Net
Ratio of Expenses		Ratio of Gross		Investment Income
to Average Net		Expenses to Average		to Average Net		Portfolio
Assets		Net Assets(b)		Assets		Turnover Rate

0.18	%(f)	0.84	%(f)	0.00	%(f)	0.0	%(f)
0.17		0.82		0.00		0.0
0.21		0.82		0.00		0.0
0.29		0.87		0.00		0.0
0.28		0.76		0.00		0.0
0.35		0.85		0.00		0.0

0.18	(f)	0.43	(f)	0.00	(f)	0.0	(f)
0.17		0.42		0.00		0.0
0.21		0.41		0.00		0.0
0.28		0.43		0.00		0.0
0.28		0.41		0.00		0.0
0.35		0.42		0.00		0.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment and	Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND
Institutional shares
2015	(b)	$11.51	$0.09	$0.30	$0.39	($0.28)	($0.53)	($0.81)	$11.09
2014		12.11	0.25	(0.08)	0.17	(0.22)	(0.55)	(0.77)	11.51
2013		9.96	0.24	2.13	2.37	(0.22)	–	(0.22)	12.11
2012		9.89	0.24	0.47	0.71	(0.23)	(0.41)	(0.64)	9.96
2011		11.44	0.24	(0.88)	(0.64)	(0.14)	(0.77)	(0.91)	9.89
2010		10.70	0.18	1.01	1.19	(0.18)	(0.27)	(0.45)	11.44
R-1 shares
2015	(b)	11.40	0.04	0.30	0.34	(0.18)	(0.53)	(0.71)	11.03
2014		12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
2013		9.90	0.15	2.11	2.26	(0.15)	–	(0.15)	12.01
2012	(f)	9.89	0.15	(0.14)	0.01	–	–	–	9.90
R-2 shares
2015	(b)	11.42	0.05	0.30	0.35	(0.20)	(0.53)	(0.73)	11.04
2014		12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
2013		9.91	0.16	2.11	2.27	(0.16)	–	(0.16)	12.02
2012	(f)	9.89	0.16	(0.14)	0.02	–	–	–	9.91
R-3 shares
2015	(b)	11.41	0.06	0.30	0.36	(0.22)	(0.53)	(0.75)	11.02
2014		12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
2013		9.92	0.20	2.09	2.29	(0.17)	–	(0.17)	12.04
2012	(f)	9.89	0.17	(0.14)	0.03	–	–	–	9.92
R-4 shares
2015	(b)	11.45	0.07	0.30	0.37	(0.24)	(0.53)	(0.77)	11.05
2014		12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
2013		9.94	0.07	2.25	2.32	(0.19)	–	(0.19)	12.07
2012	(f)	9.89	0.18	(0.13)	0.05	–	–	–	9.94
R-5 shares
2015	(b)	11.46	0.08	0.29	0.37	(0.25)	(0.53)	(0.78)	11.05
2014		12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46
2013		9.95	0.21	2.12	2.33	(0.22)	–	(0.22)	12.06
2012	(f)	9.89	0.19	(0.13)	0.06	–	–	–	9.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

3.97	%(c)	$2,878,779	1.06%(d),(e)		1.73	%(d)	39.5	%(d)
1.49		2,559,657	1.06	(e)	2.14		34.9
24.16		2,280,703	1.07	(e)	2.25		35.3
8.29		1,707,927	1.08	(e)	2.58		27.9
(6.01)		1,351,191	1.08	(e)	2.25		38.6
11.38		1,137,569	1.09	(e)	1.73		87.2

3.51	(c)	13	1.93 (d)	,(e)	0.82	(d)	39.5	(d)
0.63		12	1.93	(e)	1.24		34.9
23.09		12	1.94	(e)	1.35		35.3
0.10	(c)	10	1.94 (d)	,(e)	2.31	(d)	27.9	(d)

3.55	(c)	13	1.80 (d)	,(e)	0.94	(d)	39.5	(d)
0.82		12	1.80	(e)	1.37		34.9
23.19		12	1.81	(e)	1.48		35.3
0.20	(c)	10	1.82 (d)	,(e)	2.45	(d)	27.9	(d)

3.73	(c)	271	1.62 (d)	,(e)	1.13	(d)	39.5	(d)
0.94		249	1.62	(e)	1.58		34.9
23.42		172	1.63	(e)	1.85		35.3
0.30	(c)	10	1.64 (d)	,(e)	2.61	(d)	27.9	(d)

3.75	(c)	500	1.43 (d)	,(e)	1.33	(d)	39.5	(d)
1.15		484	1.43	(e)	1.81		34.9
23.65		469	1.44	(e)	0.61		35.3
0.51	(c)	10	1.45 (d)	,(e)	2.79	(d)	27.9	(d)

3.79	(c)	572	1.31 (d)	,(e)	1.42	(d)	39.5	(d)
1.26		554	1.31	(e)	1.87		34.9
23.75		606	1.32	(e)	1.99		35.3
0.61	(c)	10	1.33 (d)	,(e)	2.94	(d)	27.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 1, 2012, date operations commenced, through October 31, 2012.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2015	(b)	$59.67	$0.44	$2.68	$3.12	($0.73)	($2.23)	($2.96)	$59.83
2014		53.31	0.71	7.41	8.12	(0.61)	(1.15)	(1.76)	59.67
2013		42.34	0.77	11.42	12.19	(0.73)	(0.49)	(1.22)	53.31
2012		38.63	0.56	4.05	4.61	(0.42)	(0.48)	(0.90)	42.34
2011		37.63	0.47	2.21	2.68	(0.57)	(1.11)	(1.68)	38.63
2010		32.93	0.67	4.56	5.23	(0.31)	(0.22)	(0.53)	37.63
R-1 shares
2015	(b)	58.68	0.17	2.65	2.82	(0.24)	(2.23)	(2.47)	59.03
2014		52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
2013		41.64	0.38	11.24	11.62	(0.37)	(0.49)	(0.86)	52.40
2012		38.18	0.20	4.01	4.21	(0.27)	(0.48)	(0.75)	41.64
2011		37.42	0.08	2.24	2.32	(0.45)	(1.11)	(1.56)	38.18
2010	(f)	35.15	0.05	2.22	2.27	–	–	–	37.42
R-2 shares
2015	(b)	58.79	0.21	2.64	2.85	(0.28)	(2.23)	(2.51)	59.13
2014		52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
2013		41.78	0.41	11.30	11.71	(0.44)	(0.49)	(0.93)	52.56
2012		38.26	0.26	4.00	4.26	(0.26)	(0.48)	(0.74)	41.78
2011		37.44	0.14	2.25	2.39	(0.46)	(1.11)	(1.57)	38.26
2010	(f)	35.15	0.53	1.76	2.29	–	–	–	37.44
R-3 shares
2015	(b)	58.78	0.27	2.64	2.91	(0.44)	(2.23)	(2.67)	59.02
2014		52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
2013		41.85	0.46	11.33	11.79	(0.57)	(0.49)	(1.06)	52.58
2012		38.31	0.33	4.01	4.34	(0.32)	(0.48)	(0.80)	41.85
2011		37.49	0.21	2.25	2.46	(0.53)	(1.11)	(1.64)	38.31
2010	(f)	35.15	0.02	2.32	2.34	–	–	–	37.49
R-4 shares
2015	(b)	59.17	0.32	2.66	2.98	(0.53)	(2.23)	(2.76)	59.39
2014		52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
2013		42.05	0.58	11.37	11.95	(0.60)	(0.49)	(1.09)	52.91
2012		38.42	0.40	4.03	4.43	(0.32)	(0.48)	(0.80)	42.05
2011		37.53	0.31	2.23	2.54	(0.54)	(1.11)	(1.65)	38.42
2010	(f)	35.15	0.11	2.27	2.38	–	–	–	37.53
R-5 shares
2015	(b)	59.34	0.36	2.66	3.02	(0.58)	(2.23)	(2.81)	59.55
2014		53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34
2013		42.15	0.64	11.39	12.03	(0.63)	(0.49)	(1.12)	53.06
2012		38.50	0.47	4.01	4.48	(0.35)	(0.48)	(0.83)	42.15
2011		37.57	0.37	2.22	2.59	(0.55)	(1.11)	(1.66)	38.50
2010	(f)	35.15	0.15	2.27	2.42	–	–	–	37.57

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

5.45	%(c)	$1,879,227	0.46	%(d)	1.48	%(d)	9.7%(d),(e)
15.62		1,507,343	0.46		1.27		8.3
29.52		1,357,704	0.48		1.63		14.3
12.28		1,053,972	0.50		1.38		8.2
7.15		907,061	0.52		1.19		12.7
16.02		578,458	0.58		1.89		15.3

5.00	(c)	4,263	1.33	(d)	0.60	(d)	9.7 (d)	,(e)
14.60		1,635	1.34		0.39		8.3
28.39		1,424	1.35		0.82		14.3
11.32		1,789	1.37		0.50		8.2
6.22		1,585	1.39		0.22		12.7
6.46	(c)	245	1.47	(d)	0.21	(d)	15.3	(d)

5.06	(c)	4,269	1.20	(d)	0.73	(d)	9.7 (d)	,(e)
14.77		2,155	1.21		0.52		8.3
28.56		2,228	1.22		0.88		14.3
11.43		1,800	1.24		0.65		8.2
6.41		1,840	1.26		0.36		12.7
6.51	(c)	82	1.34	(d)	2.28	(d)	15.3	(d)

5.16	(c)	38,586	1.02	(d)	0.91	(d)	9.7 (d)	,(e)
14.97		24,394	1.03		0.70		8.3
28.79		19,700	1.04		0.97		14.3
11.64		9,790	1.06		0.82		8.2
6.59		7,551	1.08		0.54		12.7
6.66	(c)	1,084	1.16	(d)	0.07	(d)	15.3	(d)

5.25	(c)	26,767	0.83	(d)	1.10	(d)	9.7 (d)	,(e)
15.17		15,267	0.84		0.90		8.3
29.05		16,588	0.85		1.22		14.3
11.83		9,840	0.87		0.98		8.2
6.80		7,661	0.89		0.81		12.7
6.77	(c)	2,816	0.97	(d)	0.46	(d)	15.3	(d)

5.31	(c)	53,802	0.71	(d)	1.22	(d)	9.7 (d)	,(e)
15.32		36,551	0.72		1.00		8.3
29.20		29,179	0.73		1.35		14.3
11.96		16,559	0.75		1.15		8.2
6.91		17,231	0.77		0.94		12.7
6.88	(c)	11,504	0.85	(d)	0.64	(d)	15.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes approximately $44,033,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Fund II.
(f)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2015	(d)	$13.65	$0.22	$0.17	$0.39	($0.26)	($0.26)	$13.78	2.90%(e),(f)
2014		13.07	0.23	0.58	0.81	(0.23)	(0.23)	13.65	6.25	(f)
2013		12.08	0.25	1.00	1.25	(0.26)	(0.26)	13.07	10.51	(f)
2012		11.31	0.21	0.81	1.02	(0.25)	(0.25)	12.08	9.22	(f)
2011		11.10	0.25	0.20	0.45	(0.24)	(0.24)	11.31	4.10	(f)
2010		9.81	0.25	1.32	1.57	(0.28)	(0.28)	11.10	16.29	(f)
Institutional shares
2015	(d)	13.71	0.24	0.18	0.42	(0.30)	(0.30)	13.83	3.11	(e)
2014		13.13	0.27	0.58	0.85	(0.27)	(0.27)	13.71	6.54
2013		12.14	0.30	0.99	1.29	(0.30)	(0.30)	13.13	10.81
2012		11.37	0.25	0.81	1.06	(0.29)	(0.29)	12.14	9.58
2011		11.16	0.29	0.21	0.50	(0.29)	(0.29)	11.37	4.52
2010		9.86	0.29	1.33	1.62	(0.32)	(0.32)	11.16	16.79
R-1 shares
2015	(d)	13.58	0.18	0.17	0.35	(0.17)	(0.17)	13.76	2.60	(e)
2014		13.00	0.17	0.55	0.72	(0.14)	(0.14)	13.58	5.61
2013		12.01	0.19	0.98	1.17	(0.18)	(0.18)	13.00	9.90
2012		11.24	0.15	0.80	0.95	(0.18)	(0.18)	12.01	8.62
2011		11.03	0.19	0.21	0.40	(0.19)	(0.19)	11.24	3.63
2010		9.77	0.20	1.31	1.51	(0.25)	(0.25)	11.03	15.66
R-2 shares
2015	(d)	13.58	0.20	0.15	0.35	(0.17)	(0.17)	13.76	2.65	(e)
2014		13.00	0.18	0.56	0.74	(0.16)	(0.16)	13.58	5.74
2013		12.00	0.22	0.97	1.19	(0.19)	(0.19)	13.00	10.09
2012		11.22	0.17	0.80	0.97	(0.19)	(0.19)	12.00	8.77
2011		11.02	0.22	0.19	0.41	(0.21)	(0.21)	11.22	3.70
2010		9.75	0.22	1.30	1.52	(0.25)	(0.25)	11.02	15.84
R-3 shares
2015	(d)	13.56	0.20	0.18	0.38	(0.22)	(0.22)	13.72	2.81	(e)
2014		12.99	0.19	0.57	0.76	(0.19)	(0.19)	13.56	5.93
2013		12.01	0.23	0.98	1.21	(0.23)	(0.23)	12.99	10.20
2012		11.24	0.19	0.79	0.98	(0.21)	(0.21)	12.01	8.94
2011		11.03	0.22	0.21	0.43	(0.22)	(0.22)	11.24	3.95
2010		9.76	0.23	1.31	1.54	(0.27)	(0.27)	11.03	16.09
R-4 shares
2015	(d)	13.60	0.22	0.16	0.38	(0.23)	(0.23)	13.75	2.88	(e)
2014		13.03	0.23	0.56	0.79	(0.22)	(0.22)	13.60	6.10
2013		12.03	0.24	1.00	1.24	(0.24)	(0.24)	13.03	10.52
2012		11.27	0.21	0.79	1.00	(0.24)	(0.24)	12.03	9.12
2011		11.07	0.25	0.20	0.45	(0.25)	(0.25)	11.27	4.09
2010		9.79	0.25	1.32	1.57	(0.29)	(0.29)	11.07	16.34
R-5 shares
2015	(d)	13.64	0.22	0.17	0.39	(0.26)	(0.26)	13.77	2.93	(e)
2014		13.06	0.24	0.57	0.81	(0.23)	(0.23)	13.64	6.29
2013		12.07	0.27	0.99	1.26	(0.27)	(0.27)	13.06	10.59
2012		11.30	0.22	0.81	1.03	(0.26)	(0.26)	12.07	9.31
2011		11.10	0.28	0.18	0.46	(0.26)	(0.26)	11.30	4.16
2010		9.81	0.28	1.31	1.59	(0.30)	(0.30)	11.10	16.52

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

$259,576	0.33	%(g)	0.34%(g)	3.23	%(g)	57.6	%(g)
255,331	0.33		0.37	1.71		24.1
235,463	0.34		0.54	2.00		15.2
214,077	0.37		0.56	1.82		28.7
202,423	0.39		0.53	2.17		16.4
206,407	0.48		0.55	2.40		36.2

968,047	0.04	(g)	–	3.53	(g)	57.6	(g)
1,096,931	0.04		–	2.04		24.1
1,093,311	0.04		–	2.42		15.2
1,148,980	0.04		–	2.14		28.7
1,074,682	0.04		–	2.55		16.4
1,130,797	0.04		–	2.83		36.2

13,912	0.91	(g)	–	2.70	(g)	57.6	(g)
14,995	0.91		–	1.27		24.1
18,403	0.91		–	1.53		15.2
20,503	0.91		–	1.31		28.7
21,110	0.92		–	1.65		16.4
24,103	0.92		–	1.96		36.2

13,884	0.78	(g)	–	2.90	(g)	57.6	(g)
15,736	0.78		–	1.39		24.1
20,762	0.78		–	1.76		15.2
25,982	0.78		–	1.48		28.7
30,298	0.79		–	1.91		16.4
42,654	0.79		–	2.13		36.2

70,021	0.60	(g)	–	3.01	(g)	57.6	(g)
74,667	0.60		–	1.47		24.1
76,245	0.60		–	1.83		15.2
80,009	0.60		–	1.61		28.7
81,172	0.61		–	1.98		16.4
96,491	0.61		–	2.29		36.2

47,272	0.41	(g)	–	3.33	(g)	57.6	(g)
59,247	0.41		–	1.71		24.1
68,271	0.41		–	1.94		15.2
68,441	0.41		–	1.85		28.7
77,085	0.42		–	2.17		16.4
80,377	0.42		–	2.45		36.2

107,026	0.29	(g)	–	3.26	(g)	57.6	(g)
108,094	0.29		–	1.77		24.1
113,248	0.29		–	2.16		15.2
114,530	0.29		–	1.90		28.7
115,406	0.30		–	2.44		16.4
145,309	0.30		–	2.72		36.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2015	(c)	$11.31	$0.21	$0.14	$0.35	($0.27)	($0.36)	($0.63)	$11.03
2014		11.13	0.22	0.54	0.76	(0.21)	(0.37)	(0.58)	11.31
2013		10.27	0.22	1.09	1.31	(0.23)	(0.22)	(0.45)	11.13
2012		9.70	0.20	0.73	0.93	(0.22)	(0.14)	(0.36)	10.27
2011		9.71	0.22	0.19	0.41	(0.22)	(0.20)	(0.42)	9.70
2010		8.48	0.20	1.23	1.43	(0.20)	–	(0.20)	9.71
R-1 shares
2015	(c)	11.02	0.17	0.12	0.29	(0.16)	(0.36)	(0.52)	10.79
2014		10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
2013		10.03	0.14	1.05	1.19	(0.14)	(0.22)	(0.36)	10.86
2012		9.48	0.12	0.71	0.83	(0.14)	(0.14)	(0.28)	10.03
2011		9.52	0.14	0.17	0.31	(0.15)	(0.20)	(0.35)	9.48
2010		8.34	0.12	1.22	1.34	(0.16)	–	(0.16)	9.52
R-2 shares
2015	(c)	11.07	0.18	0.12	0.30	(0.18)	(0.36)	(0.54)	10.83
2014		10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
2013		10.08	0.16	1.04	1.20	(0.16)	(0.22)	(0.38)	10.90
2012		9.51	0.13	0.72	0.85	(0.14)	(0.14)	(0.28)	10.08
2011		9.54	0.14	0.18	0.32	(0.15)	(0.20)	(0.35)	9.51
2010		8.35	0.14	1.22	1.36	(0.17)	–	(0.17)	9.54
R-3 shares
2015	(c)	11.09	0.19	0.12	0.31	(0.21)	(0.36)	(0.57)	10.83
2014		10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
2013		10.09	0.16	1.07	1.23	(0.18)	(0.22)	(0.40)	10.92
2012		9.54	0.14	0.72	0.86	(0.17)	(0.14)	(0.31)	10.09
2011		9.57	0.16	0.18	0.34	(0.17)	(0.20)	(0.37)	9.54
2010		8.37	0.15	1.22	1.37	(0.17)	–	(0.17)	9.57
R-4 shares
2015	(c)	11.15	0.20	0.12	0.32	(0.22)	(0.36)	(0.58)	10.89
2014		10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
2013		10.15	0.19	1.05	1.24	(0.19)	(0.22)	(0.41)	10.98
2012		9.59	0.18	0.71	0.89	(0.19)	(0.14)	(0.33)	10.15
2011		9.61	0.18	0.19	0.37	(0.19)	(0.20)	(0.39)	9.59
2010		8.40	0.17	1.22	1.39	(0.18)	–	(0.18)	9.61
R-5 shares
2015	(c)	11.18	0.21	0.12	0.33	(0.24)	(0.36)	(0.60)	10.91
2014		11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18
2013		10.17	0.19	1.08	1.27	(0.21)	(0.22)	(0.43)	11.01
2012		9.61	0.15	0.75	0.90	(0.20)	(0.14)	(0.34)	10.17
2011		9.63	0.21	0.16	0.37	(0.19)	(0.20)	(0.39)	9.61
2010		8.41	0.19	1.22	1.41	(0.19)	–	(0.19)	9.63

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

3.24	%(d)	$626,469	0.04	%(e)	3.83	%(e)	66.0	%(e)
7.12		844,414	0.04		1.96		24.6
13.25		735,777	0.04	(f)	2.13		21.4
10.01		580,784	0.04	(f)	1.99		22.7
4.22		451,374	0.04	(f)	2.21		14.0
17.17		362,671	0.05	(f)	2.23		32.0

2.82	(d)	13,158	0.92	(e)	3.28	(e)	66.0	(e)
6.20		13,884	0.91		1.28		24.6
12.27		16,354	0.91		1.38		21.4
9.08		15,687	0.92		1.21		22.7
3.22		14,925	0.92		1.47		14.0
16.21		13,567	0.92	(f)	1.41		32.0

2.86	(d)	12,983	0.79	(e)	3.45	(e)	66.0	(e)
6.35		14,408	0.78		1.13		24.6
12.31		14,150	0.78		1.57		21.4
9.26		13,920	0.79		1.30		22.7
3.42		12,704	0.79		1.49		14.0
16.44		11,681	0.79	(f)	1.58		32.0

2.92	(d)	91,167	0.61	(e)	3.53	(e)	66.0	(e)
6.60		91,962	0.60		1.38		24.6
12.58		82,506	0.60		1.55		21.4
9.39		66,650	0.61		1.43		22.7
3.62		49,584	0.61		1.62		14.0
16.58		38,096	0.61	(f)	1.73		32.0

3.07	(d)	61,194	0.42	(e)	3.70	(e)	66.0	(e)
6.76		66,135	0.41		1.61		24.6
12.68		61,034	0.41		1.83		21.4
9.63		50,724	0.42		1.88		22.7
3.84		57,060	0.42		1.85		14.0
16.80		42,226	0.42	(f)	1.88		32.0

3.12	(d)	90,092	0.30	(e)	3.89	(e)	66.0	(e)
6.85		90,729	0.29		1.74		24.6
12.93		87,721	0.29		1.83		21.4
9.72		66,279	0.30		1.53		22.7
3.92		36,237	0.30		2.12		14.0
16.99		33,843	0.30	(f)	2.09		32.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2015	(d)	$14.86	$0.31	$0.16	$0.47	($0.32)	($0.52)	($0.84)	$14.49
2014		14.19	0.24	0.82	1.06	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.24	1.66	1.90	(0.26)	–	(0.26)	14.19
2012		11.59	0.21	0.98	1.19	(0.23)	–	(0.23)	12.55
2011		11.41	0.21	0.18	0.39	(0.21)	–	(0.21)	11.59
2010		9.99	0.21	1.46	1.67	(0.25)	–	(0.25)	11.41
Institutional shares
2015	(d)	14.94	0.33	0.17	0.50	(0.36)	(0.52)	(0.88)	14.56
2014		14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
2013		12.61	0.30	1.66	1.96	(0.30)	–	(0.30)	14.27
2012		11.65	0.25	0.98	1.23	(0.27)	–	(0.27)	12.61
2011		11.48	0.26	0.17	0.43	(0.26)	–	(0.26)	11.65
2010		10.04	0.26	1.47	1.73	(0.29)	–	(0.29)	11.48
R-1 shares
2015	(d)	14.79	0.28	0.16	0.44	(0.24)	(0.52)	(0.76)	14.47
2014		14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
2013		12.48	0.19	1.64	1.83	(0.19)	–	(0.19)	14.12
2012		11.53	0.14	0.98	1.12	(0.17)	–	(0.17)	12.48
2011		11.36	0.15	0.18	0.33	(0.16)	–	(0.16)	11.53
2010		9.96	0.16	1.46	1.62	(0.22)	–	(0.22)	11.36
R-2 shares
2015	(d)	14.76	0.29	0.16	0.45	(0.25)	(0.52)	(0.77)	14.44
2014		14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
2013		12.47	0.20	1.63	1.83	(0.20)	–	(0.20)	14.10
2012		11.50	0.17	0.97	1.14	(0.17)	–	(0.17)	12.47
2011		11.33	0.18	0.17	0.35	(0.18)	–	(0.18)	11.50
2010		9.93	0.18	1.44	1.62	(0.22)	–	(0.22)	11.33
R-3 shares
2015	(d)	14.78	0.29	0.17	0.46	(0.28)	(0.52)	(0.80)	14.44
2014		14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
2013		12.49	0.22	1.64	1.86	(0.23)	–	(0.23)	14.12
2012		11.54	0.18	0.97	1.15	(0.20)	–	(0.20)	12.49
2011		11.36	0.19	0.19	0.38	(0.20)	–	(0.20)	11.54
2010		9.96	0.20	1.44	1.64	(0.24)	–	(0.24)	11.36
R-4 shares
2015	(d)	14.81	0.33	0.14	0.47	(0.30)	(0.52)	(0.82)	14.46
2014		14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
2013		12.51	0.23	1.66	1.89	(0.25)	–	(0.25)	14.15
2012		11.56	0.21	0.97	1.18	(0.23)	–	(0.23)	12.51
2011		11.39	0.21	0.18	0.39	(0.22)	–	(0.22)	11.56
2010		9.98	0.21	1.46	1.67	(0.26)	–	(0.26)	11.39
R-5 shares
2015	(d)	14.86	0.31	0.18	0.49	(0.33)	(0.52)	(0.85)	14.50
2014		14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.26	1.66	1.92	(0.27)	–	(0.27)	14.20
2012		11.60	0.22	0.97	1.19	(0.24)	–	(0.24)	12.55
2011		11.42	0.24	0.17	0.41	(0.23)	–	(0.23)	11.60
2010		10.00	0.24	1.45	1.69	(0.27)	–	(0.27)	11.42

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.38%(e),(f)		$915,687	0.33	%(g)	0.34%(g)	4.36	%(g)	60.8	%(g)
7.57	(f)	879,358	0.33		0.37	1.65		18.6
15.38	(f)	782,787	0.35		0.55	1.84		25.7
10.49	(f)	655,845	0.37		0.56	1.73		21.9
3.45	(f)	578,376	0.39		0.54	1.80		8.8
16.92	(f)	552,609	0.49		0.55	1.97		32.0

3.58	(e)	4,407,020	0.03	(g)	–	4.60	(g)	60.8	(g)
7.84		4,743,088	0.04		–	1.96		18.6
15.82		4,348,221	0.04		–	2.22		25.7
10.84		3,856,280	0.04		–	2.03		21.9
3.76		3,310,509	0.04		–	2.17		8.8
17.51		3,146,852	0.04		–	2.40		32.0

3.12	(e)	52,408	0.91	(g)	–	3.85	(g)	60.8	(g)
6.91		53,222	0.91		–	1.21		18.6
14.81		57,842	0.91		–	1.43		25.7
9.84		62,546	0.91		–	1.21		21.9
2.93		58,270	0.91		–	1.30		8.8
16.43		58,931	0.92		–	1.56		32.0

3.22	(e)	68,373	0.78	(g)	–	4.04	(g)	60.8	(g)
7.06		76,267	0.78		–	1.27		18.6
14.87		78,817	0.78		–	1.51		25.7
10.06		77,610	0.78		–	1.40		21.9
3.05		80,491	0.78		–	1.54		8.8
16.54		107,791	0.79		–	1.70		32.0

3.31	(e)	300,312	0.60	(g)	–	4.12	(g)	60.8	(g)
7.27		316,368	0.60		–	1.40		18.6
15.10		291,200	0.60		–	1.64		25.7
10.19		263,407	0.60		–	1.49		21.9
3.32		227,897	0.60		–	1.58		8.8
16.70		234,218	0.61		–	1.91		32.0

3.39	(e)	224,321	0.41	(g)	–	4.57	(g)	60.8	(g)
7.46		249,613	0.41		–	1.69		18.6
15.32		263,543	0.41		–	1.74		25.7
10.40		212,684	0.41		–	1.78		21.9
3.44		227,971	0.41		–	1.77		8.8
16.97		216,623	0.42		–	2.00		32.0

3.49	(e)	492,607	0.29	(g)	–	4.36	(g)	60.8	(g)
7.55		472,434	0.29		–	1.68		18.6
15.54		439,570	0.29		–	1.98		25.7
10.50		384,604	0.29		–	1.83		21.9
3.61		341,102	0.29		–	2.05		8.8
17.14		365,913	0.30		–	2.25		32.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2015	(c)	$11.76	$0.26	$0.17	$0.43	($0.31)	($0.39)	($0.70)	$11.49
2014		11.50	0.22	0.70	0.92	(0.22)	(0.44)	(0.66)	11.76
2013		10.22	0.22	1.49	1.71	(0.22)	(0.21)	(0.43)	11.50
2012		9.47	0.19	0.82	1.01	(0.22)	(0.04)	(0.26)	10.22
2011		9.45	0.17	0.18	0.35	(0.19)	(0.14)	(0.33)	9.47
2010		8.20	0.17	1.27	1.44	(0.19)	–	(0.19)	9.45
R-1 shares
2015	(c)	11.51	0.23	0.15	0.38	(0.22)	(0.39)	(0.61)	11.28
2014		11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
2013		10.04	0.14	1.45	1.59	(0.14)	(0.21)	(0.35)	11.28
2012		9.30	0.12	0.80	0.92	(0.14)	(0.04)	(0.18)	10.04
2011		9.30	0.10	0.16	0.26	(0.12)	(0.14)	(0.26)	9.30
2010		8.10	0.10	1.24	1.34	(0.14)	–	(0.14)	9.30
R-2 shares
2015	(c)	11.53	0.24	0.14	0.38	(0.22)	(0.39)	(0.61)	11.30
2014		11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
2013		10.06	0.16	1.44	1.60	(0.16)	(0.21)	(0.37)	11.29
2012		9.32	0.13	0.80	0.93	(0.15)	(0.04)	(0.19)	10.06
2011		9.31	0.10	0.18	0.28	(0.13)	(0.14)	(0.27)	9.32
2010		8.11	0.11	1.24	1.35	(0.15)	–	(0.15)	9.31
R-3 shares
2015	(c)	11.56	0.24	0.15	0.39	(0.25)	(0.39)	(0.64)	11.31
2014		11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
2013		10.08	0.15	1.47	1.62	(0.17)	(0.21)	(0.38)	11.32
2012		9.35	0.13	0.81	0.94	(0.17)	(0.04)	(0.21)	10.08
2011		9.34	0.12	0.18	0.30	(0.15)	(0.14)	(0.29)	9.35
2010		8.13	0.12	1.25	1.37	(0.16)	–	(0.16)	9.34
R-4 shares
2015	(c)	11.65	0.25	0.15	0.40	(0.27)	(0.39)	(0.66)	11.39
2014		11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
2013		10.14	0.18	1.48	1.66	(0.19)	(0.21)	(0.40)	11.40
2012		9.40	0.19	0.77	0.96	(0.18)	(0.04)	(0.22)	10.14
2011		9.39	0.14	0.17	0.31	(0.16)	(0.14)	(0.30)	9.40
2010		8.16	0.13	1.27	1.40	(0.17)	–	(0.17)	9.39
R-5 shares
2015	(c)	11.69	0.26	0.15	0.41	(0.28)	(0.39)	(0.67)	11.43
2014		11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69
2013		10.17	0.19	1.48	1.67	(0.20)	(0.21)	(0.41)	11.43
2012		9.43	0.16	0.81	0.97	(0.19)	(0.04)	(0.23)	10.17
2011		9.41	0.16	0.17	0.33	(0.17)	(0.14)	(0.31)	9.43
2010		8.18	0.16	1.24	1.40	(0.17)	–	(0.17)	9.41

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

3.90	%(d)	$1,113,444	0.04	%(e)	4.57	%(e)	81.7	%(e)
8.30		1,366,540	0.04		1.90		15.8
17.40		1,067,809	0.04	(f)	2.03		22.2
10.92		751,118	0.04	(f)	1.95		15.4
3.72		528,466	0.04	(f)	1.80		12.7
17.77		401,632	0.05	(f)	1.94		25.2

3.49	(d)	18,812	0.91	(e)	4.15	(e)	81.7	(e)
7.31		18,238	0.91		1.25		15.8
16.33		18,515	0.91		1.35		22.2
10.04		16,380	0.92		1.25		15.4
2.81		15,335	0.92		1.10		12.7
16.74		14,338	0.92	(f)	1.16		25.2

3.53	(d)	20,646	0.78	(e)	4.29	(e)	81.7	(e)
7.52		21,201	0.78		1.14		15.8
16.41		19,431	0.78		1.49		22.2
10.13		17,174	0.79		1.38		15.4
3.02		15,375	0.79		1.07		12.7
16.79		11,582	0.79	(f)	1.23		25.2

3.60	(d)	169,222	0.60	(e)	4.37	(e)	81.7	(e)
7.72		162,213	0.60		1.30		15.8
16.65		127,846	0.60		1.44		22.2
10.28		90,350	0.61		1.37		15.4
3.22		62,421	0.61		1.27		12.7
16.98		47,011	0.61	(f)	1.41		25.2

3.65	(d)	89,926	0.41	(e)	4.52	(e)	81.7	(e)
7.94		89,551	0.41		1.56		15.8
16.93		72,332	0.41		1.70		22.2
10.50		51,138	0.42		1.95		15.4
3.33		53,261	0.42		1.49		12.7
17.31		42,079	0.42	(f)	1.55		25.2

3.76	(d)	151,765	0.29	(e)	4.69	(e)	81.7	(e)
8.11		143,610	0.29		1.73		15.8
17.04		133,941	0.29		1.79		22.2
10.59		92,048	0.30		1.60		15.4
3.53		56,588	0.30		1.69		12.7
17.36		47,050	0.30	(f)	1.87		25.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2015	(d)	$15.17	$0.34	$0.21	$0.55	($0.35)	($0.58)	($0.93)	$14.79
2014		14.41	0.23	0.96	1.19	(0.24)	(0.19)	(0.43)	15.17
2013		12.39	0.23	2.03	2.26	(0.24)	–	(0.24)	14.41
2012		11.43	0.20	0.98	1.18	(0.22)	–	(0.22)	12.39
2011		11.23	0.17	0.21	0.38	(0.18)	–	(0.18)	11.43
2010		9.75	0.18	1.51	1.69	(0.21)	–	(0.21)	11.23
Institutional shares
2015	(d)	15.22	0.37	0.21	0.58	(0.39)	(0.58)	(0.97)	14.83
2014		14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
2013		12.44	0.29	2.01	2.30	(0.28)	–	(0.28)	14.46
2012		11.47	0.24	0.99	1.23	(0.26)	–	(0.26)	12.44
2011		11.28	0.22	0.20	0.42	(0.23)	–	(0.23)	11.47
2010		9.78	0.23	1.52	1.75	(0.25)	–	(0.25)	11.28
R-1 shares
2015	(d)	15.07	0.30	0.20	0.50	(0.26)	(0.58)	(0.84)	14.73
2014		14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
2013		12.31	0.19	1.98	2.17	(0.17)	–	(0.17)	14.31
2012		11.35	0.14	0.98	1.12	(0.16)	–	(0.16)	12.31
2011		11.16	0.12	0.20	0.32	(0.13)	–	(0.13)	11.35
2010		9.70	0.14	1.50	1.64	(0.18)	–	(0.18)	11.16
R-2 shares
2015	(d)	15.08	0.32	0.20	0.52	(0.27)	(0.58)	(0.85)	14.75
2014		14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
2013		12.33	0.21	1.97	2.18	(0.18)	–	(0.18)	14.33
2012		11.36	0.16	0.98	1.14	(0.17)	–	(0.17)	12.33
2011		11.17	0.14	0.19	0.33	(0.14)	–	(0.14)	11.36
2010		9.70	0.16	1.50	1.66	(0.19)	–	(0.19)	11.17
R-3 shares
2015	(d)	15.13	0.33	0.20	0.53	(0.31)	(0.58)	(0.89)	14.77
2014		14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
2013		12.37	0.21	2.01	2.22	(0.21)	–	(0.21)	14.38
2012		11.41	0.18	0.97	1.15	(0.19)	–	(0.19)	12.37
2011		11.21	0.15	0.21	0.36	(0.16)	–	(0.16)	11.41
2010		9.74	0.18	1.49	1.67	(0.20)	–	(0.20)	11.21
R-4 shares
2015	(d)	15.54	0.39	0.17	0.56	(0.33)	(0.58)	(0.91)	15.19
2014		14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
2013		12.68	0.23	2.08	2.31	(0.23)	–	(0.23)	14.76
2012		11.69	0.21	1.00	1.21	(0.22)	–	(0.22)	12.68
2011		11.49	0.18	0.20	0.38	(0.18)	–	(0.18)	11.69
2010		9.97	0.19	1.55	1.74	(0.22)	–	(0.22)	11.49
R-5 shares
2015	(d)	15.19	0.34	0.21	0.55	(0.35)	(0.58)	(0.93)	14.81
2014		14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19
2013		12.41	0.26	2.01	2.27	(0.25)	–	(0.25)	14.43
2012		11.45	0.22	0.97	1.19	(0.23)	–	(0.23)	12.41
2011		11.26	0.21	0.18	0.39	(0.20)	–	(0.20)	11.45
2010		9.77	0.21	1.51	1.72	(0.23)	–	(0.23)	11.26

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.91%(e),(f)		$1,066,323	0.34	%(g)	0.35%(g)	4.71	%(g)	64.5	%(g)
8.45	(f)	1,001,423	0.34		0.38	1.59		15.3
18.54	(f)	867,848	0.36		0.56	1.76		25.1
10.56	(f)	677,464	0.40		0.59	1.66		20.0
3.34	(f)	566,181	0.41		0.56	1.47		10.7
17.53	(f)	515,947	0.51		0.58	1.74		32.1

4.13	(e)	4,649,120	0.03	(g)	–	4.99	(g)	64.5	(g)
8.74		4,734,382	0.04		–	1.91		15.3
18.85		4,198,702	0.04		–	2.17		25.1
11.03		3,573,298	0.04		–	2.02		20.0
3.66		3,001,123	0.04		–	1.87		10.7
18.17		2,804,667	0.04		–	2.23		32.1

3.63	(e)	47,125	0.91	(g)	–	4.19	(g)	64.5	(g)
7.82		46,220	0.91		–	1.17		15.3
17.83		47,197	0.91		–	1.41		25.1
10.01		53,082	0.91		–	1.22		20.0
2.85		50,502	0.91		–	1.00		10.7
17.11		50,109	0.92		–	1.34		32.1

3.76	(e)	67,847	0.78	(g)	–	4.45	(g)	64.5	(g)
7.94		72,768	0.78		–	1.28		15.3
17.93		75,964	0.78		–	1.55		25.1
10.17		76,588	0.78		–	1.40		20.0
2.94		79,776	0.78		–	1.22		10.7
17.27		99,779	0.79		–	1.52		32.1

3.77	(e)	269,499	0.60	(g)	–	4.56	(g)	64.5	(g)
8.14		276,196	0.60		–	1.38		15.3
18.22		263,892	0.60		–	1.59		25.1
10.31		230,818	0.60		–	1.52		20.0
3.21		208,383	0.60		–	1.30		10.7
17.40		222,202	0.61		–	1.73		32.1

3.89	(e)	209,764	0.41	(g)	–	5.17	(g)	64.5	(g)
8.32		243,720	0.41		–	1.67		15.3
18.50		246,295	0.41		–	1.69		25.1
10.55		197,788	0.41		–	1.77		20.0
3.33		199,240	0.41		–	1.50		10.7
17.67		194,301	0.42		–	1.83		32.1

3.95	(e)	481,045	0.29	(g)	–	4.70	(g)	64.5	(g)
8.50		441,746	0.29		–	1.65		15.3
18.60		416,542	0.29		–	1.93		25.1
10.65		346,730	0.29		–	1.81		20.0
3.42		305,169	0.29		–	1.78		10.7
17.85		337,439	0.30		–	2.06		32.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2015	(c)	$12.14	$0.27	$0.19	$0.46	($0.31)	($0.47)	($0.78)	$11.82
2014		11.75	0.21	0.82	1.03	(0.22)	(0.42)	(0.64)	12.14
2013		10.12	0.21	1.82	2.03	(0.22)	(0.18)	(0.40)	11.75
2012		9.33	0.17	0.85	1.02	(0.20)	(0.03)	(0.23)	10.12
2011		9.32	0.16	0.17	0.33	(0.16)	(0.16)	(0.32)	9.33
2010		8.05	0.15	1.29	1.44	(0.17)	–	(0.17)	9.32
R-1 shares
2015	(c)	11.92	0.25	0.15	0.40	(0.21)	(0.47)	(0.68)	11.64
2014		11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
2013		9.95	0.14	1.76	1.90	(0.13)	(0.18)	(0.31)	11.54
2012		9.18	0.10	0.82	0.92	(0.12)	(0.03)	(0.15)	9.95
2011		9.18	0.08	0.17	0.25	(0.09)	(0.16)	(0.25)	9.18
2010		7.96	0.08	1.26	1.34	(0.12)	–	(0.12)	9.18
R-2 shares
2015	(c)	11.91	0.25	0.16	0.41	(0.23)	(0.47)	(0.70)	11.62
2014		11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
2013		9.96	0.14	1.78	1.92	(0.16)	(0.18)	(0.34)	11.54
2012		9.19	0.11	0.82	0.93	(0.13)	(0.03)	(0.16)	9.96
2011		9.18	0.08	0.19	0.27	(0.10)	(0.16)	(0.26)	9.19
2010		7.96	0.09	1.26	1.35	(0.13)	–	(0.13)	9.18
R-3 shares
2015	(c)	11.97	0.26	0.16	0.42	(0.25)	(0.47)	(0.72)	11.67
2014		11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
2013		10.00	0.14	1.81	1.95	(0.17)	(0.18)	(0.35)	11.60
2012		9.23	0.12	0.83	0.95	(0.15)	(0.03)	(0.18)	10.00
2011		9.23	0.10	0.18	0.28	(0.12)	(0.16)	(0.28)	9.23
2010		7.99	0.11	1.27	1.38	(0.14)	–	(0.14)	9.23
R-4 shares
2015	(c)	12.04	0.28	0.16	0.44	(0.28)	(0.47)	(0.75)	11.73
2014		11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
2013		10.05	0.17	1.81	1.98	(0.19)	(0.18)	(0.37)	11.66
2012		9.27	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	10.05
2011		9.26	0.13	0.17	0.30	(0.13)	(0.16)	(0.29)	9.27
2010		8.02	0.11	1.27	1.38	(0.14)	–	(0.14)	9.26
R-5 shares
2015	(c)	12.08	0.28	0.17	0.45	(0.29)	(0.47)	(0.76)	11.77
2014		11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08
2013		10.08	0.18	1.81	1.99	(0.20)	(0.18)	(0.38)	11.69
2012		9.30	0.14	0.85	0.99	(0.18)	(0.03)	(0.21)	10.08
2011		9.29	0.14	0.17	0.31	(0.14)	(0.16)	(0.30)	9.30
2010		8.04	0.14	1.26	1.40	(0.15)	–	(0.15)	9.29

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

4.17	%(d)	$851,081	0.04	%(e)	4.67	%(e)	62.3	%(e)
9.10		961,514	0.04		1.78		13.4
20.69		734,686	0.04	(f)	1.94		22.2
11.23		490,889	0.04	(f)	1.78		13.0
3.48		335,624	0.05	(f)	1.62		6.1
18.04		248,902	0.05	(f)	1.71		25.0

3.69	(d)	13,119	0.91	(e)	4.36	(e)	62.3	(e)
8.22		14,516	0.91		1.15		13.4
19.61		14,704	0.91		1.28		22.2
10.23		14,603	0.92		1.01		13.0
2.68		12,855	0.92		0.85		6.1
16.99		11,246	0.92	(f)	0.89		25.0

3.74	(d)	14,761	0.78	(e)	4.42	(e)	62.3	(e)
8.35		15,138	0.78		0.99		13.4
19.77		11,998	0.78		1.30		22.2
10.30		9,549	0.79		1.10		13.0
2.89		7,776	0.79		0.89		6.1
17.10		6,266	0.79	(f)	1.03		25.0

3.84	(d)	113,397	0.60	(e)	4.54	(e)	62.3	(e)
8.51		108,395	0.60		1.23		13.4
20.03		91,530	0.60		1.36		22.2
10.55		62,383	0.61		1.26		13.0
2.95		44,844	0.61		1.09		6.1
17.37		34,593	0.61	(f)	1.23		25.0

3.94	(d)	68,934	0.41	(e)	4.87	(e)	62.3	(e)
8.74		70,482	0.41		1.48		13.4
20.25		53,662	0.41		1.61		22.2
10.79		40,305	0.42		1.70		13.0
3.20		36,070	0.42		1.32		6.1
17.43		29,669	0.42	(f)	1.28		25.0

4.03	(d)	116,041	0.29	(e)	4.82	(e)	62.3	(e)
8.92		107,166	0.29		1.61		13.4
20.32		95,411	0.29		1.65		22.2
10.90		57,005	0.30		1.45		13.0
3.29		35,360	0.30		1.44		6.1
17.62		26,306	0.30	(f)	1.63		25.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2015	(d)	$15.61	$0.36	$0.23	$0.59	($0.36)	($0.63)	($0.99)	$15.21
2014		14.90	0.22	1.09	1.31	(0.23)	(0.37)	(0.60)	15.61
2013		12.50	0.22	2.41	2.63	(0.23)	–	(0.23)	14.90
2012		11.49	0.17	1.04	1.21	(0.20)	–	(0.20)	12.50
2011		11.29	0.15	0.20	0.35	(0.15)	–	(0.15)	11.49
2010		9.76	0.15	1.56	1.71	(0.18)	–	(0.18)	11.29
Institutional shares
2015	(d)	15.74	0.39	0.23	0.62	(0.41)	(0.63)	(1.04)	15.32
2014		15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
2013		12.59	0.28	2.42	2.70	(0.27)	–	(0.27)	15.02
2012		11.57	0.22	1.04	1.26	(0.24)	–	(0.24)	12.59
2011		11.37	0.20	0.20	0.40	(0.20)	–	(0.20)	11.57
2010		9.82	0.21	1.56	1.77	(0.22)	–	(0.22)	11.37
R-1 shares
2015	(d)	15.54	0.33	0.22	0.55	(0.28)	(0.63)	(0.91)	15.18
2014		14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
2013		12.44	0.17	2.38	2.55	(0.16)	–	(0.16)	14.83
2012		11.42	0.12	1.04	1.16	(0.14)	–	(0.14)	12.44
2011		11.24	0.10	0.18	0.28	(0.10)	–	(0.10)	11.42
2010		9.73	0.12	1.54	1.66	(0.15)	–	(0.15)	11.24
R-2 shares
2015	(d)	15.54	0.36	0.20	0.56	(0.29)	(0.63)	(0.92)	15.18
2014		14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
2013		12.45	0.19	2.38	2.57	(0.18)	–	(0.18)	14.84
2012		11.43	0.14	1.03	1.17	(0.15)	–	(0.15)	12.45
2011		11.24	0.12	0.18	0.30	(0.11)	–	(0.11)	11.43
2010		9.73	0.14	1.53	1.67	(0.16)	–	(0.16)	11.24
R-3 shares
2015	(d)	15.54	0.35	0.22	0.57	(0.33)	(0.63)	(0.96)	15.15
2014		14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
2013		12.45	0.20	2.39	2.59	(0.20)	–	(0.20)	14.84
2012		11.44	0.16	1.02	1.18	(0.17)	–	(0.17)	12.45
2011		11.24	0.13	0.20	0.33	(0.13)	–	(0.13)	11.44
2010		9.73	0.15	1.54	1.69	(0.18)	–	(0.18)	11.24
R-4 shares
2015	(d)	15.57	0.40	0.18	0.58	(0.35)	(0.63)	(0.98)	15.17
2014		14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
2013		12.47	0.22	2.41	2.63	(0.23)	–	(0.23)	14.87
2012		11.46	0.18	1.03	1.21	(0.20)	–	(0.20)	12.47
2011		11.27	0.15	0.20	0.35	(0.16)	–	(0.16)	11.46
2010		9.74	0.17	1.55	1.72	(0.19)	–	(0.19)	11.27
R-5 shares
2015	(d)	15.66	0.36	0.24	0.60	(0.38)	(0.63)	(1.01)	15.25
2014		14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66
2013		12.54	0.25	2.40	2.65	(0.24)	–	(0.24)	14.95
2012		11.52	0.19	1.04	1.23	(0.21)	–	(0.21)	12.54
2011		11.32	0.20	0.17	0.37	(0.17)	–	(0.17)	11.52
2010		9.79	0.18	1.55	1.73	(0.20)	–	(0.20)	11.32

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.10%(e),(f)		$614,055	0.37	%(g)	0.38%(g)	4.83	%(g)	43.6	%(g)
9.04	(f)	569,314	0.38		0.42	1.45		11.5
21.35	(f)	484,414	0.40		0.60	1.63		30.1
10.71	(f)	361,253	0.45		0.64	1.40		12.5
3.03	(f)	286,387	0.46		0.60	1.23		12.6
17.64	(f)	246,236	0.56		0.63	1.46		31.4

4.26	(e)	3,087,953	0.03	(g)	–	5.16	(g)	43.6	(g)
9.38		3,109,551	0.04		–	1.81		11.5
21.87		2,718,326	0.04		–	2.07		30.1
11.18		2,235,924	0.04		–	1.83		12.5
3.46		1,851,739	0.04		–	1.69		12.6
18.27		1,716,164	0.04		–	2.02		31.4

3.82	(e)	32,728	0.91	(g)	–	4.41	(g)	43.6	(g)
8.43		33,659	0.91		–	1.07		11.5
20.71		33,757	0.91		–	1.26		30.1
10.29		37,999	0.91		–	0.98		12.5
2.51		33,918	0.91		–	0.81		12.6
17.26		32,593	0.92		–	1.12		31.4

3.88	(e)	44,774	0.78	(g)	–	4.75	(g)	43.6	(g)
8.58		51,404	0.78		–	1.20		11.5
20.94		55,940	0.78		–	1.40		30.1
10.36		47,947	0.78		–	1.17		12.5
2.68		45,698	0.78		–	1.02		12.6
17.33		55,281	0.79		–	1.31		31.4

3.94	(e)	166,968	0.60	(g)	–	4.73	(g)	43.6	(g)
8.78		169,617	0.60		–	1.26		11.5
21.11		151,677	0.60		–	1.50		30.1
10.54		132,770	0.60		–	1.36		12.5
2.94		122,973	0.60		–	1.10		12.6
17.50		125,392	0.61		–	1.47		31.4

4.01	(e)	140,744	0.41	(g)	–	5.36	(g)	43.6	(g)
8.97		153,985	0.41		–	1.56		11.5
21.39		153,849	0.41		–	1.59		30.1
10.76		123,706	0.41		–	1.53		12.5
3.06		111,132	0.41		–	1.29		12.6
17.87		101,237	0.42		–	1.67		31.4

4.10	(e)	324,284	0.29	(g)	–	4.81	(g)	43.6	(g)
9.11		292,483	0.29		–	1.52		11.5
21.50		260,420	0.29		–	1.84		30.1
10.93		204,880	0.29		–	1.63		12.5
3.24		177,248	0.29		–	1.68		12.6
17.89		200,260	0.30		–	1.74		31.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2015	(c)	$12.39	$0.29	$0.20	$0.49	($0.33)	($0.47)	($0.80)	$12.08
2014		11.90	0.21	0.89	1.10	(0.22)	(0.39)	(0.61)	12.39
2013		10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
2012		9.26	0.16	0.85	1.01	(0.18)	(0.03)	(0.21)	10.06
2011		9.23	0.14	0.19	0.33	(0.14)	(0.16)	(0.30)	9.26
2010		7.95	0.13	1.30	1.43	(0.15)	–	(0.15)	9.23
R-1 shares
2015	(c)	12.06	0.27	0.16	0.43	(0.24)	(0.47)	(0.71)	11.78
2014		11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
2013		9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
2012		9.04	0.08	0.84	0.92	(0.11)	(0.03)	(0.14)	9.82
2011		9.05	0.06	0.17	0.23	(0.08)	(0.16)	(0.24)	9.04
2010		7.82	0.05	1.29	1.34	(0.11)	–	(0.11)	9.05
R-2 shares
2015	(c)	12.06	0.26	0.18	0.44	(0.25)	(0.47)	(0.72)	11.78
2014		11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
2013		9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
2012		9.06	0.08	0.85	0.93	(0.12)	(0.03)	(0.15)	9.84
2011		9.06	0.07	0.18	0.25	(0.09)	(0.16)	(0.25)	9.06
2010		7.83	0.07	1.28	1.35	(0.12)	–	(0.12)	9.06
R-3 shares
2015	(c)	12.14	0.27	0.18	0.45	(0.27)	(0.47)	(0.74)	11.85
2014		11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
2013		9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
2012		9.11	0.12	0.83	0.95	(0.14)	(0.03)	(0.17)	9.89
2011		9.10	0.09	0.18	0.27	(0.10)	(0.16)	(0.26)	9.11
2010		7.85	0.10	1.27	1.37	(0.12)	–	(0.12)	9.10
R-4 shares
2015	(c)	12.22	0.32	0.14	0.46	(0.29)	(0.47)	(0.76)	11.92
2014		11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
2013		9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
2012		9.15	0.11	0.86	0.97	(0.15)	(0.03)	(0.18)	9.94
2011		9.14	0.11	0.18	0.29	(0.12)	(0.16)	(0.28)	9.15
2010		7.88	0.09	1.30	1.39	(0.13)	–	(0.13)	9.14
R-5 shares
2015	(c)	12.24	0.30	0.17	0.47	(0.30)	(0.47)	(0.77)	11.94
2014		11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24
2013		9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77
2012		9.17	0.13	0.86	0.99	(0.16)	(0.03)	(0.19)	9.97
2011		9.16	0.12	0.18	0.30	(0.13)	(0.16)	(0.29)	9.17
2010		7.90	0.12	1.28	1.40	(0.14)	–	(0.14)	9.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

4.32	%(d)	$509,498	0.04	%(e)	4.90	%(e)	61.0	%(e)
9.62		536,107	0.04		1.71		8.7
22.58		399,463	0.05	(f)	1.87		23.3
11.27		244,484	0.05	(f)	1.63		8.1
3.57		154,522	0.06	(f)	1.48		4.5
18.22		105,004	0.08	(f)	1.50		23.8

3.84	(d)	8,767	0.92	(e)	4.71	(e)	61.0	(e)
8.75		9,350	0.92		1.11		8.7
21.44		9,201	0.92		1.28		23.3
10.40		9,027	0.92		0.85		8.1
2.53		7,195	0.92	(f)	0.70		4.5
17.33		5,821	0.93	(f)	0.65		23.8

3.95	(d)	11,955	0.79	(e)	4.51	(e)	61.0	(e)
8.83		11,165	0.79		1.01		8.7
21.65		9,204	0.79		1.29		23.3
10.53		6,674	0.79		0.89		8.1
2.73		4,130	0.79	(f)	0.71		4.5
17.42		2,780	0.80	(f)	0.79		23.8

4.03	(d)	62,410	0.61	(e)	4.69	(e)	61.0	(e)
9.02		56,544	0.61		1.19		8.7
21.79		46,505	0.61		1.35		23.3
10.69		30,592	0.61		1.32		8.1
2.96		28,181	0.61	(f)	0.96		4.5
17.64		20,005	0.62	(f)	1.16		23.8

4.12	(d)	35,709	0.42	(e)	5.36	(e)	61.0	(e)
9.21		37,009	0.42		1.43		8.7
22.11		27,277	0.42		1.68		23.3
10.90		29,088	0.42		1.20		8.1
3.10		16,819	0.42	(f)	1.17		4.5
17.84		12,730	0.43	(f)	1.08		23.8

4.22	(d)	95,322	0.30	(e)	5.04	(e)	61.0	(e)
9.37		87,269	0.30		1.51		8.7
22.13		69,834	0.30		1.52		23.3
11.15		28,899	0.30		1.36		8.1
3.19		17,728	0.30	(f)	1.26		4.5
17.91		11,045	0.31	(f)	1.45		23.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2015	(d)	$14.91	$0.35	$0.23	$0.58	($0.35)	($0.61)	($0.96)	$14.53
2014		14.25	0.18	1.10	1.28	(0.21)	(0.41)	(0.62)	14.91
2013		11.81	0.20	2.45	2.65	(0.21)	–	(0.21)	14.25
2012		10.82	0.13	1.02	1.15	(0.16)	–	(0.16)	11.81
2011		10.64	0.11	0.18	0.29	(0.11)	–	(0.11)	10.82
2010		9.17	0.11	1.50	1.61	(0.14)	–	(0.14)	10.64
Institutional shares
2015	(d)	15.27	0.39	0.24	0.63	(0.41)	(0.61)	(1.02)	14.88
2014		14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
2013		12.07	0.27	2.49	2.76	(0.26)	–	(0.26)	14.57
2012		11.05	0.20	1.04	1.24	(0.22)	–	(0.22)	12.07
2011		10.86	0.18	0.18	0.36	(0.17)	–	(0.17)	11.05
2010		9.34	0.18	1.53	1.71	(0.19)	–	(0.19)	10.86
R-1 shares
2015	(d)	15.08	0.33	0.23	0.56	(0.29)	(0.61)	(0.90)	14.74
2014		14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
2013		11.92	0.16	2.46	2.62	(0.15)	–	(0.15)	14.39
2012		10.91	0.10	1.03	1.13	(0.12)	–	(0.12)	11.92
2011		10.74	0.08	0.18	0.26	(0.09)	–	(0.09)	10.91
2010		9.26	0.09	1.52	1.61	(0.13)	–	(0.13)	10.74
R-2 shares
2015	(d)	15.07	0.38	0.18	0.56	(0.30)	(0.61)	(0.91)	14.72
2014		14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
2013		11.94	0.18	2.46	2.64	(0.18)	–	(0.18)	14.40
2012		10.92	0.12	1.03	1.15	(0.13)	–	(0.13)	11.94
2011		10.74	0.10	0.17	0.27	(0.09)	–	(0.09)	10.92
2010		9.26	0.11	1.50	1.61	(0.13)	–	(0.13)	10.74
R-3 shares
2015	(d)	15.10	0.35	0.23	0.58	(0.33)	(0.61)	(0.94)	14.74
2014		14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
2013		11.95	0.19	2.47	2.66	(0.19)	–	(0.19)	14.42
2012		10.95	0.14	1.01	1.15	(0.15)	–	(0.15)	11.95
2011		10.76	0.11	0.19	0.30	(0.11)	–	(0.11)	10.95
2010		9.27	0.13	1.51	1.64	(0.15)	–	(0.15)	10.76
R-4 shares
2015	(d)	15.16	0.42	0.18	0.60	(0.35)	(0.61)	(0.96)	14.80
2014		14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
2013		11.99	0.21	2.50	2.71	(0.22)	–	(0.22)	14.48
2012		10.99	0.15	1.03	1.18	(0.18)	–	(0.18)	11.99
2011		10.80	0.13	0.19	0.32	(0.13)	–	(0.13)	10.99
2010		9.30	0.15	1.51	1.66	(0.16)	–	(0.16)	10.80
R-5 shares
2015	(d)	15.20	0.35	0.26	0.61	(0.38)	(0.61)	(0.99)	14.82
2014		14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20
2013		12.03	0.23	2.48	2.71	(0.23)	–	(0.23)	14.51
2012		11.01	0.17	1.04	1.21	(0.19)	–	(0.19)	12.03
2011		10.82	0.16	0.18	0.34	(0.15)	–	(0.15)	11.01
2010		9.32	0.15	1.52	1.67	(0.17)	–	(0.17)	10.82

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.20%(e),(f)		$179,619	0.49	%(g)	0.50%(g)	4.83	%(g)	37.2	%(g)
9.30	(f)	159,787	0.49		0.53	1.27		9.9
22.73	(f)	124,651	0.51		0.71	1.51		29.5
10.84	(f)	88,494	0.56		0.76	1.16		10.5
2.74	(f)	67,553	0.58		0.72	0.98		15.5
17.69	(f)	54,059	0.68		0.74	1.12		30.1

4.45	(e)	1,649,276	0.04	(g)	–	5.30	(g)	37.2	(g)
9.80		1,603,984	0.04		–	1.78		9.9
23.28		1,370,372	0.04		–	2.01		29.5
11.45		1,031,138	0.04		–	1.72		10.5
3.30		829,516	0.04		–	1.58		15.5
18.51		788,351	0.04		–	1.83		30.1

3.99	(e)	18,822	0.91	(g)	–	4.51	(g)	37.2	(g)
8.87		18,098	0.91		–	1.00		9.9
22.20		16,286	0.91		–	1.19		29.5
10.49		17,885	0.91		–	0.84		10.5
2.38		14,614	0.92		–	0.67		15.5
17.49		13,401	0.92		–	0.90		30.1

4.00	(e)	25,663	0.78	(g)	–	5.19	(g)	37.2	(g)
8.98		31,670	0.78		–	1.09		9.9
22.39		29,353	0.78		–	1.35		29.5
10.64		21,922	0.78		–	1.04		10.5
2.52		20,121	0.79		–	0.90		15.5
17.55		24,165	0.79		–	1.13		30.1

4.14	(e)	79,749	0.60	(g)	–	4.86	(g)	37.2	(g)
9.20		78,959	0.60		–	1.19		9.9
22.59		68,416	0.60		–	1.43		29.5
10.73		52,457	0.60		–	1.26		10.5
2.79		46,829	0.61		–	0.94		15.5
17.82		42,918	0.61		–	1.30		30.1

4.25	(e)	63,420	0.41	(g)	–	5.74	(g)	37.2	(g)
9.33		73,607	0.41		–	1.53		9.9
22.93		69,616	0.41		–	1.60		29.5
10.91		57,975	0.41		–	1.30		10.5
2.96		45,442	0.42		–	1.15		15.5
18.05		39,183	0.42		–	1.50		30.1

4.30	(e)	190,948	0.29	(g)	–	4.85	(g)	37.2	(g)
9.54		163,844	0.29		–	1.47		9.9
22.91		133,924	0.29		–	1.76		29.5
11.19		90,201	0.29		–	1.48		10.5
3.08		72,123	0.30		–	1.42		15.5
18.11		71,470	0.30		–	1.55		30.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2015	(c)	$12.56	$0.31	$0.21	$0.52	($0.33)	($0.38)	($0.71)	$12.37
2014		11.98	0.19	0.94	1.13	(0.21)	(0.34)	(0.55)	12.56
2013		10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
2012		9.22	0.14	0.87	1.01	(0.17)	(0.04)	(0.21)	10.02
2011		9.21	0.13	0.14	0.27	(0.13)	(0.13)	(0.26)	9.22
2010		7.93	0.12	1.31	1.43	(0.15)	–	(0.15)	9.21
R-1 shares
2015	(c)	12.20	0.26	0.20	0.46	(0.25)	(0.38)	(0.63)	12.03
2014		11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
2013		9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
2012		9.01	0.07	0.85	0.92	(0.11)	(0.04)	(0.15)	9.78
2011		9.02	0.04	0.15	0.19	(0.07)	(0.13)	(0.20)	9.01
2010		7.80	0.06	1.27	1.33	(0.11)	–	(0.11)	9.02
R-2 shares
2015	(c)	12.23	0.26	0.21	0.47	(0.26)	(0.38)	(0.64)	12.06
2014		11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
2013		9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
2012		9.02	0.06	0.87	0.93	(0.10)	(0.04)	(0.14)	9.81
2011		9.05	0.07	0.13	0.20	(0.10)	(0.13)	(0.23)	9.02
2010		7.82	0.02	1.33	1.35	(0.12)	–	(0.12)	9.05
R-3 shares
2015	(c)	12.31	0.27	0.21	0.48	(0.28)	(0.38)	(0.66)	12.13
2014		11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
2013		9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
2012		9.08	0.08	0.87	0.95	(0.13)	(0.04)	(0.17)	9.86
2011		9.09	0.08	0.13	0.21	(0.09)	(0.13)	(0.22)	9.08
2010		7.85	0.09	1.28	1.37	(0.13)	–	(0.13)	9.09
R-4 shares
2015	(c)	12.39	0.32	0.17	0.49	(0.30)	(0.38)	(0.68)	12.20
2014		11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
2013		9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
2012		9.12	0.11	0.86	0.97	(0.14)	(0.04)	(0.18)	9.91
2011		9.12	0.09	0.15	0.24	(0.11)	(0.13)	(0.24)	9.12
2010		7.88	0.09	1.29	1.38	(0.14)	–	(0.14)	9.12
R-5 shares
2015	(c)	12.42	0.29	0.21	0.50	(0.31)	(0.38)	(0.69)	12.23
2014		11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42
2013		9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86
2012		9.15	0.10	0.87	0.97	(0.15)	(0.04)	(0.19)	9.93
2011		9.14	0.11	0.15	0.26	(0.12)	(0.13)	(0.25)	9.15
2010		7.89	0.11	1.28	1.39	(0.14)	–	(0.14)	9.14

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

4.41	%(d)	$143,234	0.06%(e),(f)		5.02	%(e)	41.0	%(e)
9.78		127,374	0.07	(f)	1.60		8.6
23.32		84,497	0.09	(f)	1.77		29.1
11.27		47,528	0.08	(f)	1.46		15.1
2.97		26,746	0.08	(f)	1.35		22.5
18.18		17,421	0.08	(f)	1.35		44.0

3.95	(d)	2,094	0.92 (e)	,(f)	4.43	(e)	41.0	(e)
8.87		1,861	0.93	(f)	0.94		8.6
22.21		1,453	0.93	(f)	1.21		29.1
10.36		1,148	0.94	(f)	0.79		15.1
2.06		868	0.96	(f)	0.48		22.5
17.22		532	0.96	(f)	0.76		44.0

4.05	(d)	2,083	0.79 (e)	,(f)	4.35	(e)	41.0	(e)
8.92		1,751	0.80	(f)	0.75		8.6
22.47		1,142	0.80	(f)	1.26		29.1
10.43		715	0.81	(f)	0.59		15.1
2.16		345	0.83	(f)	0.70		22.5
17.38		398	0.83	(f)	0.26		44.0

4.10	(d)	13,853	0.61 (e)	,(f)	4.55	(e)	41.0	(e)
9.18		11,168	0.62	(f)	1.04		8.6
22.65		7,790	0.62	(f)	1.13		29.1
10.69		3,765	0.63	(f)	0.83		15.1
2.33		2,066	0.65	(f)	0.82		22.5
17.54		1,345	0.65	(f)	1.12		44.0

4.17	(d)	10,574	0.42 (e)	,(f)	5.28	(e)	41.0	(e)
9.44		10,401	0.43	(f)	1.27		8.6
22.84		6,590	0.43	(f)	1.37		29.1
10.89		3,511	0.44	(f)	1.18		15.1
2.61		2,397	0.46	(f)	0.99		22.5
17.64		1,477	0.46	(f)	1.07		44.0

4.26	(d)	24,002	0.30 (e)	,(f)	4.79	(e)	41.0	(e)
9.54		18,911	0.31	(f)	1.29		8.6
23.01		11,694	0.31	(f)	1.36		29.1
10.91		4,519	0.32	(f)	1.07		15.1
2.80		2,023	0.34	(f)	1.17		22.5
17.82		1,398	0.34	(f)	1.30		44.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2015	(c)	$12.36	$0.30	$0.21	$0.51	($0.30)	($0.01)	($0.31)	$12.56
2014		11.50	0.10	0.97	1.07	(0.19)	(0.02)	(0.21)	12.36
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2015	(c)	12.41	0.29	0.24	0.53	(0.32)	(0.01)	(0.33)	12.61
2014		11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
2013	(h)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2015	(c)	12.23	0.21	0.26	0.47	(0.27)	(0.01)	(0.28)	12.42
2014		11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
2013	(h)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2015	(c)	12.26	0.29	0.19	0.48	(0.28)	(0.01)	(0.29)	12.45
2014		11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
2013	(h)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2015	(c)	12.33	0.26	0.24	0.50	(0.29)	(0.01)	(0.30)	12.53
2014		11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
2013	(h)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2015	(c)	12.33	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	12.53
2014		11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
2013	(h)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2015	(c)	12.36	0.27	0.24	0.51	(0.31)	(0.01)	(0.32)	12.55
2014		11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

4.24%(d),(e)		$3,124	0.41%(f),(g)		4.85	%(f)	41.1	%(f)
9.38	(e)	2,226	0.41	(g)	0.84		16.2
15.00 (d)	,(e)	662	0.41 (f)	,(g)	(0.04	) (f)	42.5	(f)

4.39	(d)	65,359	0.09 (f)	,(g)	4.68	(f)	41.1	(f)
9.75		39,465	0.13	(g)	0.22		16.2
15.20	(d)	13	0.13 (f)	,(g)	0.25	(f)	42.5	(f)

3.94	(d)	380	0.94 (f)	,(g)	3.48	(f)	41.1	(f)
8.83		193	0.96	(g)	(0.43)		16.2
14.50	(d)	11	0.96 (f)	,(g)	(0.59	) (f)	42.5	(f)

4.02	(d)	448	0.81 (f)	,(g)	4.74	(f)	41.1	(f)
9.00		254	0.83	(g)	(0.33)		16.2
14.60	(d)	11	0.83 (f)	,(g)	(0.46	) (f)	42.5	(f)

4.11	(d)	2,935	0.63 (f)	,(g)	4.31	(f)	41.1	(f)
9.14		2,073	0.65	(g)	(0.17)		16.2
15.00	(d)	69	0.65 (f)	,(g)	(0.26	) (f)	42.5	(f)

4.23	(d)	2,303	0.44 (f)	,(g)	4.88	(f)	41.1	(f)
9.33		1,670	0.46	(g)	(0.07)		16.2
14.90	(d)	11	0.46 (f)	,(g)	(0.10	) (f)	42.5	(f)

4.24	(d)	5,475	0.32 (f)	,(g)	4.37	(f)	41.1	(f)
9.50		2,756	0.34	(g)	0.03		16.2
15.00	(d)	12	0.34 (f)	,(g)	0.02	(f)	42.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
PRINCIPAL LIFETIME HYBRID 2015 FUND
Institutional shares
2015	(b)	$10.14	$0.45	($0.05)	$0.40	($0.46)	($0.46)	$10.08	4.06	%(c)
2014	(f)	10.00	–	0.14	0.14	–	–	10.14	1.40	(c)
PRINCIPAL LIFETIME HYBRID 2020 FUND
Institutional shares
2015	(b)	10.18	0.46	(0.01)	0.45	(0.47)	(0.47)	10.16	4.54	(c)
2014	(f)	10.00	–	0.18	0.18	–	–	10.18	1.80	(c)
PRINCIPAL LIFETIME HYBRID 2025 FUND
Institutional shares
2015	(b)	10.20	0.47	0.02	0.49	(0.48)	(0.48)	10.21	4.98	(c)
2014	(f)	10.00	–	0.20	0.20	–	–	10.20	2.00	(c)
PRINCIPAL LIFETIME HYBRID 2030 FUND
Institutional shares
2015	(b)	10.21	0.47	0.05	0.52	(0.48)	(0.48)	10.25	5.24	(c)
2014	(f)	10.00	–	0.21	0.21	–	–	10.21	2.10	(c)
PRINCIPAL LIFETIME HYBRID 2035 FUND
Institutional shares
2015	(b)	10.22	0.46	0.07	0.53	(0.47)	(0.47)	10.28	5.40	(c)
2014	(f)	10.00	–	0.22	0.22	–	–	10.22	2.20	(c)
PRINCIPAL LIFETIME HYBRID 2040 FUND
Institutional shares
2015	(b)	10.23	0.46	0.08	0.54	(0.47)	(0.47)	10.30	5.49	(c)
2014	(f)	10.00	–	0.23	0.23	–	–	10.23	2.30	(c)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

			Ratio of Net
	Ratio of Expenses		Investment Income
Net Assets, End of	to Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$11	0.06%(d),(e)		9.07	%(d)	247.9	%(d)
10	0.06 (d)	,(e)	0.36	(d)	0.0	(d)

11	0.06 (d)	,(e)	9.18	(d)	244.2	(d)
10	0.06 (d)	,(e)	0.31	(d)	0.0	(d)

11	0.06 (d)	,(e)	9.37	(d)	244.4	(d)
10	0.06 (d)	,(e)	0.24	(d)	0.0	(d)

11	0.06 (d)	,(e)	9.27	(d)	245.0	(d)
10	0.06 (d)	,(e)	0.21	(d)	0.0	(d)

11	0.06 (d)	,(e)	9.17	(d)	239.8	(d)
10	0.06 (d)	,(e)	0.20	(d)	0.0	(d)

11	0.06 (d)	,(e)	9.13	(d)	238.1	(d)
10	0.06 (d)	,(e)	0.16	(d)	0.0	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
PRINCIPAL LIFETIME HYBRID 2045 FUND
Institutional shares
2015	(b)	$10.23	$0.46	$0.08	$0.54	($0.47)	($0.47)	$10.30	5.46	%(c)
2014	(f)	10.00	–	0.23	0.23	–	–	10.23	2.30	(c)
PRINCIPAL LIFETIME HYBRID 2050 FUND
Institutional shares
2015	(b)	10.24	0.46	0.10	0.56	(0.47)	(0.47)	10.33	5.66	(c)
2014	(f)	10.00	–	0.24	0.24	–	–	10.24	2.40	(c)
PRINCIPAL LIFETIME HYBRID 2055 FUND
Institutional shares
2015	(b)	10.24	0.45	0.11	0.56	(0.47)	(0.47)	10.33	5.64	(c)
2014	(f)	10.00	–	0.24	0.24	–	–	10.24	2.40	(c)
PRINCIPAL LIFETIME HYBRID 2060 FUND
Institutional shares
2015	(b)	10.24	0.45	0.11	0.56	(0.47)	(0.47)	10.33	5.64	(c)
2014	(f)	10.00	–	0.24	0.24	–	–	10.24	2.40	(c)
PRINCIPAL LIFETIME HYBRID INCOME FUND
Institutional shares
2015	(b)	10.10	0.43	(0.12)	0.31	(0.43)	(0.43)	9.98	3.20	(c)
2014	(f)	10.00	–	0.10	0.10	–	–	10.10	1.00	(c)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

			Ratio of Net
	Ratio of Expenses		Investment Income
Net Assets, End of	to Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$11	0.06%(d),(e)		9.04	%(d)	251.8	%(d)
10	0.06 (d)	,(e)	0.10	(d)	0.0	(d)

11	0.06 (d)	,(e)	9.01	(d)	235.2	(d)
10	0.06 (d)	,(e)	0.08	(d)	0.0	(d)

11	0.06 (d)	,(e)	8.99	(d)	233.9	(d)
10	0.06 (d)	,(e)	0.06	(d)	0.0	(d)

11	0.06 (d)	,(e)	8.99	(d)	233.9	(d)
10	0.06 (d)	,(e)	0.06	(d)	0.0	(d)

10	0.06 (d)	,(e)	8.74	(d)	253.0	(d)
10	0.06 (d)	,(e)	0.50	(d)	0.0	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2015	(d)	$12.17	$0.17	$0.09	$0.26	($0.22)	($0.22)	$12.21	2.17%(e),(f)
2014		11.81	0.23	0.35	0.58	(0.22)	(0.22)	12.17	5.02	(f)
2013		11.47	0.26	0.34	0.60	(0.26)	(0.26)	11.81	5.30	(f)
2012		10.89	0.21	0.64	0.85	(0.27)	(0.27)	11.47	8.05	(f)
2011		10.82	0.30	0.06	0.36	(0.29)	(0.29)	10.89	3.45	(f)
2010		9.84	0.31	1.00	1.31	(0.33)	(0.33)	10.82	13.62	(f)
Institutional shares
2015	(d)	12.25	0.19	0.10	0.29	(0.26)	(0.26)	12.28	2.40	(e)
2014		11.89	0.27	0.35	0.62	(0.26)	(0.26)	12.25	5.33
2013		11.55	0.30	0.34	0.64	(0.30)	(0.30)	11.89	5.64
2012		10.96	0.25	0.66	0.91	(0.32)	(0.32)	11.55	8.52
2011		10.89	0.35	0.06	0.41	(0.34)	(0.34)	10.96	3.88
2010		9.91	0.35	1.01	1.36	(0.38)	(0.38)	10.89	14.08
R-1 shares
2015	(d)	12.17	0.14	0.09	0.23	(0.14)	(0.14)	12.26	1.90	(e)
2014		11.81	0.17	0.34	0.51	(0.15)	(0.15)	12.17	4.40
2013		11.46	0.20	0.34	0.54	(0.19)	(0.19)	11.81	4.79
2012		10.87	0.17	0.63	0.80	(0.21)	(0.21)	11.46	7.55
2011		10.80	0.25	0.07	0.32	(0.25)	(0.25)	10.87	3.00
2010		9.86	0.25	1.00	1.25	(0.31)	(0.31)	10.80	13.03
R-2 shares
2015	(d)	12.18	0.14	0.10	0.24	(0.15)	(0.15)	12.27	2.01	(e)
2014		11.82	0.17	0.36	0.53	(0.17)	(0.17)	12.18	4.54
2013		11.47	0.22	0.34	0.56	(0.21)	(0.21)	11.82	4.93
2012		10.89	0.17	0.64	0.81	(0.23)	(0.23)	11.47	7.63
2011		10.79	0.27	0.07	0.34	(0.24)	(0.24)	10.89	3.20
2010		9.83	0.30	0.96	1.26	(0.30)	(0.30)	10.79	13.15
R-3 shares
2015	(d)	12.10	0.16	0.09	0.25	(0.18)	(0.18)	12.17	2.13	(e)
2014		11.75	0.20	0.34	0.54	(0.19)	(0.19)	12.10	4.68
2013		11.42	0.22	0.35	0.57	(0.24)	(0.24)	11.75	5.04
2012		10.83	0.18	0.66	0.84	(0.25)	(0.25)	11.42	7.97
2011		10.77	0.28	0.07	0.35	(0.29)	(0.29)	10.83	3.30
2010		9.81	0.30	0.98	1.28	(0.32)	(0.32)	10.77	13.43
R-4 shares
2015	(d)	12.14	0.18	0.08	0.26	(0.21)	(0.21)	12.19	2.16	(e)
2014		11.79	0.23	0.34	0.57	(0.22)	(0.22)	12.14	4.89
2013		11.44	0.25	0.35	0.60	(0.25)	(0.25)	11.79	5.33
2012		10.87	0.23	0.62	0.85	(0.28)	(0.28)	11.44	8.01
2011		10.80	0.30	0.07	0.37	(0.30)	(0.30)	10.87	3.51
2010		9.83	0.31	1.00	1.31	(0.34)	(0.34)	10.80	13.73
R-5 shares
2015	(d)	12.22	0.17	0.10	0.27	(0.23)	(0.23)	12.26	2.23	(e)
2014		11.86	0.23	0.36	0.59	(0.23)	(0.23)	12.22	5.08
2013		11.52	0.27	0.34	0.61	(0.27)	(0.27)	11.86	5.39
2012		10.93	0.22	0.66	0.88	(0.29)	(0.29)	11.52	8.26
2011		10.87	0.32	0.06	0.38	(0.32)	(0.32)	10.93	3.54
2010		9.89	0.35	0.98	1.33	(0.35)	(0.35)	10.87	13.86

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

$83,200	0.37	%(g)	0.38%(g)	2.78	%(g)	66.3	%(g)
77,956	0.37		0.41	1.88		26.8
73,093	0.37		0.57	2.22		14.6
70,563	0.42		0.62	1.91		31.1
64,917	0.44		0.58	2.79		19.8
61,486	0.51		0.57	3.05		46.9

549,854	0.04	(g)	–	3.16	(g)	66.3	(g)
573,524	0.04		–	2.21		26.8
543,521	0.04		–	2.57		14.6
551,533	0.04		–	2.25		31.1
468,065	0.04		–	3.18		19.8
459,110	0.04		–	3.42		46.9

7,109	0.92	(g)	–	2.29	(g)	66.3	(g)
7,563	0.92		–	1.46		26.8
9,473	0.91		–	1.77		14.6
10,740	0.92		–	1.51		31.1
11,393	0.92		–	2.33		19.8
11,735	0.92		–	2.48		46.9

8,276	0.79	(g)	–	2.37	(g)	66.3	(g)
9,709	0.79		–	1.46		26.8
9,572	0.78		–	1.93		14.6
11,148	0.79		–	1.57		31.1
11,365	0.79		–	2.53		19.8
16,425	0.79		–	3.00		46.9

30,791	0.61	(g)	–	2.63	(g)	66.3	(g)
35,215	0.61		–	1.68		26.8
38,997	0.60		–	1.95		14.6
39,193	0.61		–	1.66		31.1
32,636	0.61		–	2.60		19.8
31,798	0.61		–	2.91		46.9

18,906	0.42	(g)	–	2.98	(g)	66.3	(g)
21,059	0.42		–	1.93		26.8
22,865	0.41		–	2.18		14.6
24,227	0.42		–	2.08		31.1
28,249	0.42		–	2.77		19.8
27,722	0.42		–	3.04		46.9

49,767	0.30	(g)	–	2.82	(g)	66.3	(g)
48,096	0.30		–	1.93		26.8
45,658	0.29		–	2.34		14.6
43,874	0.30		–	2.00		31.1
38,375	0.30		–	2.99		19.8
37,720	0.30		–	3.40		46.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares
2015	(c)	$21.70	$0.14	$0.52	$0.66	($0.13)	($0.22)	($0.35)	$22.01
2014		21.18	0.19	3.54	3.73	(0.30)	(2.91)	(3.21)	21.70
2013		19.14	0.29	1.97	2.26	(0.22)	–	(0.22)	21.18
2012		17.05	0.18	2.04	2.22	(0.13)	–	(0.13)	19.14
2011		15.51	0.05	1.63	1.68	(0.14)	–	(0.14)	17.05
2010		11.38	0.21	4.15	4.36	(0.23)	–	(0.23)	15.51
Institutional shares
2015	(c)	22.26	0.19	0.53	0.72	(0.17)	(0.22)	(0.39)	22.59
2014		21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
2013		19.54	0.39	2.02	2.41	(0.31)	–	(0.31)	21.64
2012		17.41	0.28	2.07	2.35	(0.22)	–	(0.22)	19.54
2011		15.84	0.14	1.65	1.79	(0.22)	–	(0.22)	17.41
2010		11.62	0.30	4.23	4.53	(0.31)	–	(0.31)	15.84
R-1 shares
2015	(c)	22.01	0.09	0.53	0.62	(0.08)	(0.22)	(0.30)	22.33
2014		21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
2013		19.36	0.21	1.99	2.20	(0.13)	–	(0.13)	21.43
2012		17.25	0.12	2.06	2.18	(0.07)	–	(0.07)	19.36
2011		15.70	(0.01)	1.64	1.63	(0.08)	–	(0.08)	17.25
2010		11.52	0.17	4.20	4.37	(0.19)	–	(0.19)	15.70
R-2 shares
2015	(c)	21.34	0.10	0.52	0.62	(0.10)	(0.22)	(0.32)	21.64
2014		20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
2013		18.87	0.23	1.94	2.17	(0.16)	–	(0.16)	20.88
2012		16.82	0.14	2.01	2.15	(0.10)	–	(0.10)	18.87
2011		15.31	0.01	1.60	1.61	(0.10)	–	(0.10)	16.82
2010		11.24	0.19	4.09	4.28	(0.21)	–	(0.21)	15.31
R-3 shares
2015	(c)	21.79	0.13	0.51	0.64	(0.11)	(0.22)	(0.33)	22.10
2014		21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
2013		19.20	0.27	1.98	2.25	(0.20)	–	(0.20)	21.25
2012		17.11	0.17	2.05	2.22	(0.13)	–	(0.13)	19.20
2011		15.57	0.04	1.63	1.67	(0.13)	–	(0.13)	17.11
2010		11.42	0.22	4.17	4.39	(0.24)	–	(0.24)	15.57
R-4 shares
2015	(c)	21.58	0.15	0.50	0.65	(0.13)	(0.22)	(0.35)	21.88
2014		21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
2013		19.05	0.30	1.97	2.27	(0.24)	–	(0.24)	21.08
2012		16.98	0.21	2.02	2.23	(0.16)	–	(0.16)	19.05
2011		15.45	0.07	1.62	1.69	(0.16)	–	(0.16)	16.98
2010		11.34	0.24	4.13	4.37	(0.26)	–	(0.26)	15.45
R-5 shares
2015	(c)	21.62	0.16	0.52	0.68	(0.15)	(0.22)	(0.37)	21.93
2014		21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
2013		19.08	0.33	1.96	2.29	(0.26)	–	(0.26)	21.11
2012		17.00	0.23	2.03	2.26	(0.18)	–	(0.18)	19.08
2011		15.48	0.09	1.61	1.70	(0.18)	–	(0.18)	17.00
2010		11.36	0.26	4.14	4.40	(0.28)	–	(0.28)	15.48

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.00%(d),(e)		$192,817	1.22	%(f)	1.23%(f)	1.26	%(f)	20.6	%(f)
21.39	(e)	182,382	1.27		1.31	0.95		11.1
11.85	(e)	143,710	1.29		1.49	1.41		42.1
13.06	(e)	143,101	1.36		1.55	0.99		44.6
10.88	(e)	132,486	1.33		1.47	0.32		29.3
38.58	(e)	128,423	1.44		1.51	1.52		52.2

3.18	(d)	1,410,630	0.88	(f)	–	1.60	(f)	20.6	(f)
21.84		1,247,104	0.90		–	1.30		11.1
12.38		807,558	0.88		–	1.86		42.1
13.55		897,798	0.86		–	1.52		44.6
11.39		1,252,657	0.85		–	0.81		29.3
39.37		1,303,556	0.85		–	2.14		52.2

2.77	(d)	7,955	1.70	(f)	–	0.79	(f)	20.6	(f)
20.87		7,138	1.71		–	0.52		11.1
11.39		6,737	1.71		–	1.00		42.1
12.63		7,692	1.71		–	0.62		44.6
10.44		6,951	1.71		–	(0.05)		29.3
38.22		6,794	1.71		–	1.22		52.2

2.84	(d)	18,553	1.57	(f)	–	0.93	(f)	20.6	(f)
21.04		17,507	1.58		–	0.64		11.1
11.54		14,360	1.58		–	1.12		42.1
12.76		15,354	1.58		–	0.76		44.6
10.56		13,043	1.58		–	0.08		29.3
38.36		14,881	1.58		–	1.38		52.2

2.91	(d)	61,288	1.39	(f)	–	1.10	(f)	20.6	(f)
21.26		56,032	1.40		–	0.83		11.1
11.75		47,905	1.40		–	1.30		42.1
12.97		48,924	1.40		–	0.94		44.6
10.77		39,405	1.40		–	0.25		29.3
38.69		39,463	1.40		–	1.58		52.2

2.98	(d)	72,208	1.20	(f)	–	1.29	(f)	20.6	(f)
21.48		67,466	1.21		–	1.01		11.1
11.97		48,216	1.21		–	1.47		42.1
13.16		40,509	1.21		–	1.13		44.6
11.02		32,332	1.21		–	0.42		29.3
38.89		23,587	1.21		–	1.73		52.2

3.08	(d)	182,811	1.08	(f)	–	1.38	(f)	20.6	(f)
21.63		167,195	1.09		–	1.11		11.1
12.08		105,831	1.09		–	1.61		42.1
13.33		107,275	1.09		–	1.26		44.6
11.07		95,630	1.09		–	0.53		29.3
39.05		59,168	1.09		–	1.91		52.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class J shares
2015	(d)	$15.96	$0.25	$0.23	$0.48	($0.26)	($0.38)	($0.64)	$15.80
2014		15.21	0.26	1.00	1.26	(0.26)	(0.25)	(0.51)	15.96
2013		13.36	0.25	1.87	2.12	(0.27)	–	(0.27)	15.21
2012		12.37	0.25	1.00	1.25	(0.26)	–	(0.26)	13.36
2011		12.16	0.26	0.23	0.49	(0.28)	–	(0.28)	12.37
2010		10.76	0.23	1.43	1.66	(0.26)	–	(0.26)	12.16
Institutional shares
2015	(d)	16.19	0.27	0.23	0.50	(0.28)	(0.38)	(0.66)	16.03
2014		15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
2013		13.54	0.30	1.89	2.19	(0.31)	–	(0.31)	15.42
2012		12.52	0.27	1.05	1.32	(0.30)	–	(0.30)	13.54
2011		12.31	0.31	0.23	0.54	(0.33)	–	(0.33)	12.52
2010		10.88	0.28	1.46	1.74	(0.31)	–	(0.31)	12.31
R-1 shares
2015	(d)	16.15	0.20	0.23	0.43	(0.21)	(0.38)	(0.59)	15.99
2014		15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
2013		13.51	0.19	1.88	2.07	(0.19)	–	(0.19)	15.39
2012		12.50	0.20	1.00	1.20	(0.19)	–	(0.19)	13.51
2011		12.29	0.21	0.22	0.43	(0.22)	–	(0.22)	12.50
2010		10.86	0.19	1.45	1.64	(0.21)	–	(0.21)	12.29
R-2 shares
2015	(d)	16.11	0.21	0.23	0.44	(0.22)	(0.38)	(0.60)	15.95
2014		15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
2013		13.48	0.20	1.87	2.07	(0.21)	–	(0.21)	15.34
2012		12.48	0.20	1.01	1.21	(0.21)	–	(0.21)	13.48
2011		12.27	0.22	0.22	0.44	(0.23)	–	(0.23)	12.48
2010		10.86	0.18	1.47	1.65	(0.24)	–	(0.24)	12.27
R-3 shares
2015	(d)	16.14	0.23	0.23	0.46	(0.24)	(0.38)	(0.62)	15.98
2014		15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
2013		13.50	0.21	1.89	2.10	(0.23)	–	(0.23)	15.37
2012		12.50	0.22	1.01	1.23	(0.23)	–	(0.23)	13.50
2011		12.29	0.25	0.22	0.47	(0.26)	–	(0.26)	12.50
2010		10.87	0.22	1.45	1.67	(0.25)	–	(0.25)	12.29
R-4 shares
2015	(d)	16.17	0.26	0.21	0.47	(0.25)	(0.38)	(0.63)	16.01
2014		15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
2013		13.52	0.24	1.90	2.14	(0.26)	–	(0.26)	15.40
2012		12.52	0.23	1.03	1.26	(0.26)	–	(0.26)	13.52
2011		12.31	0.25	0.24	0.49	(0.28)	–	(0.28)	12.52
2010		10.88	0.23	1.47	1.70	(0.27)	–	(0.27)	12.31
R-5 shares
2015	(d)	16.17	0.25	0.23	0.48	(0.26)	(0.38)	(0.64)	16.01
2014		15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17
2013		13.52	0.26	1.89	2.15	(0.27)	–	(0.27)	15.40
2012		12.52	0.25	1.02	1.27	(0.27)	–	(0.27)	13.52
2011		12.31	0.26	0.24	0.50	(0.29)	–	(0.29)	12.52
2010		10.88	0.27	1.45	1.72	(0.29)	–	(0.29)	12.31

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.13%(e),(f)		$1,020,415	0.59	%(g)	0.60%(g)	3.17	%(g)	37.7	%(g)
8.50	(f)	981,860	0.61		0.65	1.66		3.3
16.07	(f)	864,184	0.63		0.83	1.78		16.9
10.24	(f)	675,382	0.68		0.88	1.92		9.6
4.03	(f)	514,475	0.73		0.87	2.11		29.6
15.59	(f)	396,058	0.85		0.92	1.98		13.2

3.23	(e)	806,394	0.31	(g)	–	3.44	(g)	37.7	(g)
8.83		787,845	0.31		–	1.91		3.3
16.42		719,100	0.33		0.33	2.11		16.9
10.71		612,372	0.35		0.35	2.06		9.6
4.36		227,083	0.36		0.36	2.44		29.6
16.23		122,317	0.38		0.38	2.43		13.2

2.78	(e)	4,430	1.19	(g)	–	2.58	(g)	37.7	(g)
7.86		4,602	1.19		–	1.15		3.3
15.45		4,303	1.20		–	1.29		16.9
9.67		4,166	1.22		–	1.52		9.6
3.48		5,207	1.22		–	1.65		29.6
15.28		4,716	1.23		–	1.63		13.2

2.86	(e)	9,010	1.06	(g)	–	2.66	(g)	37.7	(g)
8.07		9,335	1.06		–	1.28		3.3
15.51		9,478	1.07		–	1.36		16.9
9.83		9,131	1.09		–	1.50		9.6
3.62		6,834	1.09		–	1.72		29.6
15.40		4,134	1.10		–	1.56		13.2

2.96	(e)	63,459	0.88	(g)	–	2.93	(g)	37.7	(g)
8.25		61,467	0.88		–	1.42		3.3
15.77		64,428	0.89		–	1.46		16.9
9.99		43,574	0.91		–	1.65		9.6
3.84		26,556	0.91		–	1.94		29.6
15.55		17,127	0.92		–	1.94		13.2

3.04	(e)	45,892	0.69	(g)	–	3.22	(g)	37.7	(g)
8.44		56,036	0.69		–	1.63		3.3
16.03		48,779	0.70		–	1.66		16.9
10.16		31,774	0.72		–	1.77		9.6
4.01		19,290	0.72		–	2.00		29.6
15.80		8,067	0.73		–	2.02		13.2

3.10	(e)	116,847	0.57	(g)	–	3.20	(g)	37.7	(g)
8.57		115,255	0.57		–	1.61		3.3
16.16		86,523	0.58		–	1.83		16.9
10.29		69,681	0.60		–	1.94		9.6
4.11		39,852	0.60		–	2.08		29.6
15.97		21,643	0.61		–	2.31		13.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2015	(d)	$12.27	$0.19	$0.13	$0.32	($0.20)	($0.20)	($0.40)	$12.19
2014		11.92	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.27
2013		11.10	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.92
2012		10.46	0.26	0.69	0.95	(0.26)	(0.05)	(0.31)	11.10
2011		10.36	0.29	0.10	0.39	(0.29)	–	(0.29)	10.46
2010		9.39	0.27	0.99	1.26	(0.29)	–	(0.29)	10.36
Institutional shares
2015	(d)	12.31	0.21	0.12	0.33	(0.22)	(0.20)	(0.42)	12.22
2014		11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
2013		11.13	0.28	0.90	1.18	(0.29)	(0.06)	(0.35)	11.96
2012		10.48	0.29	0.71	1.00	(0.30)	(0.05)	(0.35)	11.13
2011		10.39	0.32	0.10	0.42	(0.33)	–	(0.33)	10.48
2010		9.41	0.31	1.00	1.31	(0.33)	–	(0.33)	10.39
R-1 shares
2015	(d)	12.27	0.15	0.12	0.27	(0.16)	(0.20)	(0.36)	12.18
2014		11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
2013		11.10	0.18	0.88	1.06	(0.19)	(0.06)	(0.25)	11.91
2012		10.45	0.21	0.70	0.91	(0.21)	(0.05)	(0.26)	11.10
2011		10.36	0.24	0.09	0.33	(0.24)	–	(0.24)	10.45
2010		9.39	0.22	1.01	1.23	(0.26)	–	(0.26)	10.36
R-2 shares
2015	(d)	12.33	0.15	0.13	0.28	(0.17)	(0.20)	(0.37)	12.24
2014		11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
2013		11.15	0.19	0.90	1.09	(0.21)	(0.06)	(0.27)	11.97
2012		10.50	0.23	0.69	0.92	(0.22)	(0.05)	(0.27)	11.15
2011		10.39	0.26	0.09	0.35	(0.24)	–	(0.24)	10.50
2010		9.42	0.23	1.01	1.24	(0.27)	–	(0.27)	10.39
R-3 shares
2015	(d)	12.29	0.18	0.11	0.29	(0.18)	(0.20)	(0.38)	12.20
2014		11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
2013		11.12	0.23	0.87	1.10	(0.23)	(0.06)	(0.29)	11.93
2012		10.47	0.24	0.70	0.94	(0.24)	(0.05)	(0.29)	11.12
2011		10.38	0.27	0.10	0.37	(0.28)	–	(0.28)	10.47
2010		9.40	0.27	0.99	1.26	(0.28)	–	(0.28)	10.38
R-4 shares
2015	(d)	12.30	0.18	0.12	0.30	(0.19)	(0.20)	(0.39)	12.21
2014		11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
2013		11.13	0.23	0.90	1.13	(0.25)	(0.06)	(0.31)	11.95
2012		10.48	0.24	0.72	0.96	(0.26)	(0.05)	(0.31)	11.13
2011		10.38	0.30	0.09	0.39	(0.29)	–	(0.29)	10.48
2010		9.40	0.29	0.99	1.28	(0.30)	–	(0.30)	10.38
R-5 shares
2015	(d)	12.30	0.18	0.14	0.32	(0.20)	(0.20)	(0.40)	12.22
2014		11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30
2013		11.13	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.95
2012		10.48	0.27	0.70	0.97	(0.27)	(0.05)	(0.32)	11.13
2011		10.38	0.28	0.13	0.41	(0.31)	–	(0.31)	10.48
2010		9.41	0.29	0.99	1.28	(0.31)	–	(0.31)	10.38

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.66%(e),(f)		$544,962	0.60	%(g)	0.61%(g)	3.12	%(g)	31.2	%(g)
7.12	(f)	530,582	0.61		0.65	2.07		3.2
10.45	(f)	451,227	0.63		0.84	2.14		13.1
9.31	(f)	340,861	0.69		0.88	2.42		6.8
3.82	(f)	237,106	0.73		0.88	2.72		21.4
13.60	(f)	175,583	0.84		0.91	2.72		11.4

2.71	(e)	298,569	0.31	(g)	–	3.39	(g)	31.2	(g)
7.40		288,691	0.32		–	2.38		3.2
10.83		268,881	0.34		0.34	2.46		13.1
9.74		236,776	0.35		0.35	2.64		6.8
4.08		92,804	0.37		0.37	3.06		21.4
14.18		60,420	0.39		0.39	3.18		11.4

2.28	(e)	3,024	1.19	(g)	–	2.54	(g)	31.2	(g)
6.54		2,823	1.19		–	1.75		3.2
9.75		4,436	1.20		–	1.60		13.1
8.86		3,753	1.22		–	1.94		6.8
3.23		3,256	1.22		–	2.24		21.4
13.27		2,580	1.23		–	2.25		11.4

2.33	(e)	3,042	1.06	(g)	–	2.52	(g)	31.2	(g)
6.68		2,756	1.06		–	1.67		3.2
9.93		3,019	1.07		–	1.64		13.1
8.92		2,532	1.09		–	2.17		6.8
3.43		3,083	1.09		–	2.43		21.4
13.32		4,251	1.10		–	2.29		11.4

2.42	(e)	18,379	0.88	(g)	–	2.97	(g)	31.2	(g)
6.91		21,180	0.88		–	1.82		3.2
10.05		20,157	0.89		–	2.04		13.1
9.18		22,210	0.91		–	2.20		6.8
3.57		15,468	0.91		–	2.52		21.4
13.63		8,726	0.92		–	2.69		11.4

2.52	(e)	19,772	0.69	(g)	–	3.04	(g)	31.2	(g)
7.02		20,811	0.69		–	2.06		3.2
10.34		17,604	0.70		–	1.99		13.1
9.39		11,581	0.72		–	2.26		6.8
3.83		4,674	0.72		–	2.81		21.4
13.82		4,294	0.73		–	2.90		11.4

2.67	(e)	39,720	0.57	(g)	–	3.05	(g)	31.2	(g)
7.14		36,356	0.57		–	2.08		3.2
10.48		29,141	0.58		–	2.14		13.1
9.49		18,477	0.60		–	2.46		6.8
3.96		11,243	0.60		–	2.67		21.4
13.86		4,233	0.61		–	2.98		11.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2015	(d)	$18.36	$0.29	$0.32	$0.61	($0.31)	($0.58)	($0.89)	$18.08
2014		17.08	0.21	1.46	1.67	(0.24)	(0.15)	(0.39)	18.36
2013		14.36	0.21	2.75	2.96	(0.24)	–	(0.24)	17.08
2012		13.15	0.17	1.25	1.42	(0.21)	–	(0.21)	14.36
2011		12.81	0.18	0.35	0.53	(0.19)	–	(0.19)	13.15
2010		11.12	0.14	1.74	1.88	(0.19)	–	(0.19)	12.81
Institutional shares
2015	(d)	18.57	0.32	0.33	0.65	(0.37)	(0.58)	(0.95)	18.27
2014		17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
2013		14.52	0.26	2.78	3.04	(0.29)	–	(0.29)	17.27
2012		13.29	0.20	1.28	1.48	(0.25)	–	(0.25)	14.52
2011		12.94	0.23	0.36	0.59	(0.24)	–	(0.24)	13.29
2010		11.22	0.20	1.75	1.95	(0.23)	–	(0.23)	12.94
R-1 shares
2015	(d)	18.26	0.25	0.31	0.56	(0.21)	(0.58)	(0.79)	18.03
2014		16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
2013		14.29	0.13	2.74	2.87	(0.17)	–	(0.17)	16.99
2012		13.07	0.12	1.23	1.35	(0.13)	–	(0.13)	14.29
2011		12.76	0.12	0.33	0.45	(0.14)	–	(0.14)	13.07
2010		11.09	0.09	1.74	1.83	(0.16)	–	(0.16)	12.76
R-2 shares
2015	(d)	18.28	0.25	0.32	0.57	(0.24)	(0.58)	(0.82)	18.03
2014		17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
2013		14.29	0.13	2.76	2.89	(0.17)	–	(0.17)	17.01
2012		13.08	0.12	1.24	1.36	(0.15)	–	(0.15)	14.29
2011		12.77	0.13	0.34	0.47	(0.16)	–	(0.16)	13.08
2010		11.09	0.10	1.75	1.85	(0.17)	–	(0.17)	12.77
R-3 shares
2015	(d)	18.32	0.27	0.32	0.59	(0.26)	(0.58)	(0.84)	18.07
2014		17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
2013		14.35	0.16	2.76	2.92	(0.22)	–	(0.22)	17.05
2012		13.15	0.15	1.24	1.39	(0.19)	–	(0.19)	14.35
2011		12.83	0.18	0.32	0.50	(0.18)	–	(0.18)	13.15
2010		11.15	0.14	1.74	1.88	(0.20)	–	(0.20)	12.83
R-4 shares
2015	(d)	18.48	0.30	0.31	0.61	(0.30)	(0.58)	(0.88)	18.21
2014		17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
2013		14.46	0.21	2.76	2.97	(0.23)	–	(0.23)	17.20
2012		13.24	0.16	1.27	1.43	(0.21)	–	(0.21)	14.46
2011		12.90	0.17	0.37	0.54	(0.20)	–	(0.20)	13.24
2010		11.19	0.15	1.75	1.90	(0.19)	–	(0.19)	12.90
R-5 shares
2015	(d)	18.44	0.29	0.33	0.62	(0.32)	(0.58)	(0.90)	18.16
2014		17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44
2013		14.43	0.22	2.77	2.99	(0.26)	–	(0.26)	17.16
2012		13.21	0.18	1.26	1.44	(0.22)	–	(0.22)	14.43
2011		12.87	0.16	0.39	0.55	(0.21)	–	(0.21)	13.21
2010		11.17	0.18	1.74	1.92	(0.22)	–	(0.22)	12.87

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.55%(e),(f)		$511,114	0.60	%(g)	0.61%(g)	3.26	%(g)	46.6	%(g)
9.93	(f)	496,391	0.62		0.66	1.19		4.0
20.95	(f)	422,288	0.65		0.85	1.33		20.2
10.94	(f)	313,149	0.70		0.90	1.26		13.1
4.10	(f)	234,693	0.74		0.88	1.33		31.9
17.07	(f)	181,273	0.85		0.92	1.16		15.4

3.69	(e)	528,750	0.31	(g)	–	3.57	(g)	46.6	(g)
10.23		526,264	0.32		–	1.52		4.0
21.30		487,967	0.33		0.33	1.67		20.2
11.37		401,459	0.34		0.34	1.40		13.1
4.51		146,347	0.35		0.35	1.68		31.9
17.60		94,846	0.38		0.38	1.63		15.4

3.25	(e)	4,254	1.19	(g)	–	2.81	(g)	46.6	(g)
9.28		4,246	1.19		–	0.68		4.0
20.30		4,190	1.20		–	0.83		20.2
10.40		3,657	1.21		–	0.86		13.1
3.52		3,541	1.22		–	0.92		31.9
16.63		3,766	1.23		–	0.75		15.4

3.29	(e)	8,632	1.06	(g)	–	2.80	(g)	46.6	(g)
9.45		8,556	1.06		–	0.77		4.0
20.45		8,384	1.07		–	0.82		20.2
10.54		5,916	1.08		–	0.90		13.1
3.67		5,411	1.09		–	0.99		31.9
16.80		5,194	1.10		–	0.82		15.4

3.41	(e)	27,534	0.88	(g)	–	3.00	(g)	46.6	(g)
9.68		26,537	0.88		–	1.02		4.0
20.60		26,667	0.89		–	1.01		20.2
10.76		17,863	0.90		–	1.06		13.1
3.86		12,199	0.91		–	1.36		31.9
16.98		10,094	0.92		–	1.14		15.4

3.51	(e)	22,328	0.69	(g)	–	3.30	(g)	46.6	(g)
9.83		24,177	0.69		–	1.21		4.0
20.87		21,406	0.70		–	1.31		20.2
10.96		15,442	0.71		–	1.15		13.1
4.14		10,662	0.72		–	1.29		31.9
17.16		7,704	0.73		–	1.23		15.4

3.57	(e)	88,464	0.57	(g)	–	3.27	(g)	46.6	(g)
9.95		84,381	0.57		–	1.17		4.0
21.04		67,284	0.58		–	1.37		20.2
11.10		47,638	0.59		–	1.32		13.1
4.23		31,447	0.60		–	1.18		31.9
17.35		12,668	0.61		–	1.47		15.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2015	(d)	$12.55	$0.20	$0.05	$0.25	($0.21)	($0.13)	($0.34)	$12.46
2014		12.29	0.32	0.45	0.77	(0.32)	(0.19)	(0.51)	12.55
2013		11.91	0.32	0.51	0.83	(0.34)	(0.11)	(0.45)	12.29
2012		11.25	0.35	0.68	1.03	(0.35)	(0.02)	(0.37)	11.91
2011		11.24	0.38	0.02	0.40	(0.39)	–	(0.39)	11.25
2010		10.39	0.35	0.90	1.25	(0.40)	–	(0.40)	11.24
Institutional shares
2015	(d)	12.60	0.22	0.05	0.27	(0.22)	(0.13)	(0.35)	12.52
2014		12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
2013		11.96	0.37	0.50	0.87	(0.38)	(0.11)	(0.49)	12.34
2012		11.29	0.39	0.69	1.08	(0.39)	(0.02)	(0.41)	11.96
2011		11.28	0.42	0.02	0.44	(0.43)	–	(0.43)	11.29
2010		10.42	0.41	0.91	1.32	(0.46)	–	(0.46)	11.28
R-1 shares
2015	(d)	12.56	0.17	0.04	0.21	(0.17)	(0.13)	(0.30)	12.47
2014		12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
2013		11.92	0.26	0.50	0.76	(0.27)	(0.11)	(0.38)	12.30
2012		11.25	0.30	0.68	0.98	(0.29)	(0.02)	(0.31)	11.92
2011		11.25	0.33	0.01	0.34	(0.34)	–	(0.34)	11.25
2010		10.39	0.32	0.91	1.23	(0.37)	–	(0.37)	11.25
R-2 shares
2015	(d)	12.59	0.17	0.05	0.22	(0.18)	(0.13)	(0.31)	12.50
2014		12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
2013		11.94	0.28	0.50	0.78	(0.29)	(0.11)	(0.40)	12.32
2012		11.27	0.31	0.68	0.99	(0.30)	(0.02)	(0.32)	11.94
2011		11.27	0.35	–	0.35	(0.35)	–	(0.35)	11.27
2010		10.41	0.33	0.91	1.24	(0.38)	–	(0.38)	11.27
R-3 shares
2015	(d)	12.58	0.19	0.04	0.23	(0.19)	(0.13)	(0.32)	12.49
2014		12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
2013		11.94	0.30	0.50	0.80	(0.31)	(0.11)	(0.42)	12.32
2012		11.27	0.33	0.68	1.01	(0.32)	(0.02)	(0.34)	11.94
2011		11.27	0.37	–	0.37	(0.37)	–	(0.37)	11.27
2010		10.41	0.36	0.90	1.26	(0.40)	–	(0.40)	11.27
R-4 shares
2015	(d)	12.59	0.20	0.04	0.24	(0.20)	(0.13)	(0.33)	12.50
2014		12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
2013		11.95	0.31	0.50	0.81	(0.33)	(0.11)	(0.44)	12.32
2012		11.28	0.35	0.69	1.04	(0.35)	(0.02)	(0.37)	11.95
2011		11.27	0.38	0.02	0.40	(0.39)	–	(0.39)	11.28
2010		10.41	0.37	0.91	1.28	(0.42)	–	(0.42)	11.27
R-5 shares
2015	(d)	12.58	0.21	0.05	0.26	(0.21)	(0.13)	(0.34)	12.50
2014		12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58
2013		11.94	0.33	0.51	0.84	(0.35)	(0.11)	(0.46)	12.32
2012		11.28	0.36	0.68	1.04	(0.36)	(0.02)	(0.38)	11.94
2011		11.27	0.39	0.03	0.42	(0.41)	–	(0.41)	11.28
2010		10.41	0.40	0.89	1.29	(0.43)	–	(0.43)	11.27

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.03%(e),(f)		$809,234	0.60	%(g)	0.61%(g)	3.30	%(g)	26.6	%(g)
6.43	(f)	723,517	0.61		0.65	2.57		2.2
7.16	(f)	589,349	0.64		0.84	2.69		10.5
9.27	(f)	423,411	0.69		0.89	3.05		5.5
3.61	(f)	272,865	0.75		0.89	3.37		19.6
12.29	(f)	151,199	0.90		0.98	3.25		9.5

2.16 (e)	,(h)	181,572	0.32	(g)	–	3.60	(g)	26.6	(g)
6.70		180,049	0.32		–	2.89		2.2
7.45		174,501	0.34		0.34	3.05		10.5
9.68		168,309	0.36		0.36	3.30		5.5
3.96		58,782	0.39		0.39	3.71		19.6
12.91		37,271	0.40		0.43	3.79		9.5

1.73	(e)	726	1.19	(g)	–	2.75	(g)	26.6	(g)
5.80		741	1.19		–	2.05		2.2
6.56		1,044	1.20		–	2.16		10.5
8.78		820	1.21		–	2.58		5.5
3.02		801	1.22		–	2.95		19.6
12.01		908	1.23		–	2.97		9.5

1.80	(e)	1,207	1.06	(g)	–	2.76	(g)	26.6	(g)
6.00		1,139	1.06		–	2.16		2.2
6.68		1,682	1.07		–	2.31		10.5
8.90		1,767	1.08		–	2.67		5.5
3.16		1,312	1.09		–	3.04		19.6
12.15		955	1.10		–	3.05		9.5

1.89	(e)	10,716	0.88	(g)	–	3.06	(g)	26.6	(g)
6.12		10,483	0.88		–	2.36		2.2
6.87		10,544	0.89		–	2.47		10.5
9.11		8,821	0.90		–	2.85		5.5
3.35		6,181	0.91		–	3.30		19.6
12.34		5,283	0.92		–	3.31		9.5

1.97	(e)	9,606	0.69	(g)	–	3.31	(g)	26.6	(g)
6.40		12,062	0.69		–	2.55		2.2
6.99		12,416	0.70		–	2.55		10.5
9.31		6,962	0.71		–	3.01		5.5
3.62		4,365	0.72		–	3.37		19.6
12.54		2,535	0.73		–	3.40		9.5

2.04 (e)	,(h)	21,770	0.57	(g)	–	3.37	(g)	26.6	(g)
6.45		20,815	0.57		–	2.61		2.2
7.20		17,297	0.58		–	2.77		10.5
9.35		12,966	0.59		–	3.08		5.5
3.74		4,862	0.60		–	3.47		19.6
12.69		3,039	0.61		–	3.68		9.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2015	(d)	$21.26	$0.40	$0.28	$0.68	($0.39)	($1.00)	($1.39)	$20.55
2014		19.44	0.20	1.99	2.19	(0.23)	(0.14)	(0.37)	21.26
2013		15.75	0.19	3.71	3.90	(0.21)	–	(0.21)	19.44
2012		14.28	0.12	1.48	1.60	(0.13)	–	(0.13)	15.75
2011		13.85	0.10	0.46	0.56	(0.13)	–	(0.13)	14.28
2010		11.88	0.10	2.02	2.12	(0.15)	–	(0.15)	13.85
Institutional shares
2015	(d)	21.46	0.43	0.29	0.72	(0.45)	(1.00)	(1.45)	20.73
2014		19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
2013		15.89	0.25	3.73	3.98	(0.26)	–	(0.26)	19.61
2012		14.40	0.14	1.53	1.67	(0.18)	–	(0.18)	15.89
2011		13.97	0.15	0.47	0.62	(0.19)	–	(0.19)	14.40
2010		11.97	0.16	2.04	2.20	(0.20)	–	(0.20)	13.97
R-1 shares
2015	(d)	21.10	0.51	0.11	0.62	(0.26)	(1.00)	(1.26)	20.46
2014		19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
2013		15.65	0.09	3.69	3.78	(0.13)	–	(0.13)	19.30
2012		14.18	0.06	1.46	1.52	(0.05)	–	(0.05)	15.65
2011		13.78	0.05	0.43	0.48	(0.08)	–	(0.08)	14.18
2010		11.84	0.05	2.02	2.07	(0.13)	–	(0.13)	13.78
R-2 shares
2015	(d)	21.15	0.33	0.30	0.63	(0.29)	(1.00)	(1.29)	20.49
2014		19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
2013		15.68	0.09	3.72	3.81	(0.13)	–	(0.13)	19.36
2012		14.22	0.05	1.49	1.54	(0.08)	–	(0.08)	15.68
2011		13.83	0.04	0.47	0.51	(0.12)	–	(0.12)	14.22
2010		11.88	0.05	2.04	2.09	(0.14)	–	(0.14)	13.83
R-3 shares
2015	(d)	21.19	0.39	0.26	0.65	(0.33)	(1.00)	(1.33)	20.51
2014		19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
2013		15.72	0.14	3.71	3.85	(0.18)	–	(0.18)	19.39
2012		14.25	0.08	1.49	1.57	(0.10)	–	(0.10)	15.72
2011		13.85	0.07	0.46	0.53	(0.13)	–	(0.13)	14.25
2010		11.89	0.09	2.03	2.12	(0.16)	–	(0.16)	13.85
R-4 shares
2015	(d)	21.32	0.41	0.27	0.68	(0.37)	(1.00)	(1.37)	20.63
2014		19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
2013		15.81	0.11	3.79	3.90	(0.21)	–	(0.21)	19.50
2012		14.34	0.11	1.50	1.61	(0.14)	–	(0.14)	15.81
2011		13.92	0.09	0.47	0.56	(0.14)	–	(0.14)	14.34
2010		11.92	0.11	2.04	2.15	(0.15)	–	(0.15)	13.92
R-5 shares
2015	(d)	21.28	0.40	0.29	0.69	(0.40)	(1.00)	(1.40)	20.57
2014		19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28
2013		15.78	0.21	3.70	3.91	(0.23)	–	(0.23)	19.46
2012		14.30	0.12	1.50	1.62	(0.14)	–	(0.14)	15.78
2011		13.89	0.07	0.50	0.57	(0.16)	–	(0.16)	14.30
2010		11.92	0.14	2.02	2.16	(0.19)	–	(0.19)	13.89

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.42%(e),(f)		$290,056	0.62	%(g)	0.63%(g)	3.89	%(g)	55.7	%(g)
11.43	(f)	283,507	0.63		0.67	1.01		5.9
25.04	(f)	253,180	0.66		0.86	1.07		26.5
11.28	(f)	185,076	0.73		0.92	0.77		13.6
4.03	(f)	152,460	0.76		0.90	0.70		37.7
17.98	(f)	124,141	0.88		0.95	0.76		15.6

3.60	(e)	281,134	0.31	(g)	–	4.21	(g)	55.7	(g)
11.80		280,593	0.32		–	1.34		5.9
25.43		255,114	0.33		0.33	1.41		26.5
11.74		199,595	0.36		0.36	0.88		13.6
4.40		72,005	0.37		0.37	1.05		37.7
18.53		46,704	0.40		0.40	1.23		15.6

3.14	(e)	3,326	1.19	(g)	–	5.02	(g)	55.7	(g)
10.85		4,253	1.19		–	0.47		5.9
24.35		4,215	1.20		–	0.52		26.5
10.74		2,904	1.22		–	0.41		13.6
3.49		3,184	1.22		–	0.34		37.7
17.54		3,515	1.23		–	0.41		15.6

3.22	(e)	5,056	1.06	(g)	–	3.27	(g)	55.7	(g)
10.95		4,779	1.06		–	0.55		5.9
24.51		4,290	1.07		–	0.54		26.5
10.88		2,597	1.09		–	0.31		13.6
3.66		2,097	1.09		–	0.25		37.7
17.74		1,449	1.10		–	0.42		15.6

3.29	(e)	17,618	0.88	(g)	–	3.81	(g)	55.7	(g)
11.15		17,809	0.88		–	0.90		5.9
24.77		19,357	0.89		–	0.79		26.5
11.13		13,780	0.91		–	0.56		13.6
3.81		9,964	0.91		–	0.48		37.7
17.91		6,761	0.92		–	0.72		15.6

3.44	(e)	15,558	0.69	(g)	–	3.96	(g)	55.7	(g)
11.36		20,035	0.69		–	0.90		5.9
24.94		15,061	0.70		–	0.63		26.5
11.33		6,644	0.72		–	0.70		13.6
4.04		4,660	0.72		–	0.63		37.7
18.17		2,638	0.73		–	0.85		15.6

3.48	(e)	37,915	0.57	(g)	–	3.95	(g)	55.7	(g)
11.51		34,618	0.57		–	1.00		5.9
25.09		27,490	0.58		–	1.17		26.5
11.48		18,765	0.60		–	0.81		13.6
4.10		12,656	0.60		–	0.51		37.7
18.27		4,517	0.61		–	1.11		15.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class J shares
2015	(c)	$12.23	$0.08	$0.01	$0.09	($0.08)	$–	($0.08)	$12.24
2014		12.26	0.16	(0.02)	0.14	(0.16)	(0.01)	(0.17)	12.23
2013		12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
2012		11.96	0.20	0.31	0.51	(0.19)	–	(0.19)	12.28
2011		12.17	0.24	(0.19)	0.05	(0.26)	–	(0.26)	11.96
2010	(g)	12.00	0.08	0.16	0.24	(0.07)	–	(0.07)	12.17
Institutional shares
2015	(c)	12.23	0.11	–	0.11	(0.10)	–	(0.10)	12.24
2014		12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
2013		12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
2012		11.96	0.25	0.32	0.57	(0.25)	–	(0.25)	12.28
2011		12.16	0.31	(0.18)	0.13	(0.33)	–	(0.33)	11.96
2010		11.84	0.36	0.32	0.68	(0.36)	–	(0.36)	12.16
R-1 shares
2015	(c)	12.23	0.05	0.01	0.06	(0.05)	–	(0.05)	12.24
2014		12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
2013		12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
2012		11.96	0.15	0.32	0.47	(0.15)	–	(0.15)	12.28
2011		12.17	0.21	(0.19)	0.02	(0.23)	–	(0.23)	11.96
2010	(g)	12.00	0.07	0.17	0.24	(0.07)	–	(0.07)	12.17
R-2 shares
2015	(c)	12.23	0.06	–	0.06	(0.05)	–	(0.05)	12.24
2014		12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
2013		12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
2012		11.96	0.16	0.32	0.48	(0.16)	–	(0.16)	12.28
2011		12.17	0.22	(0.19)	0.03	(0.24)	–	(0.24)	11.96
2010	(g)	12.00	0.07	0.17	0.24	(0.07)	–	(0.07)	12.17
R-3 shares
2015	(c)	12.23	0.07	0.01	0.08	(0.07)	–	(0.07)	12.24
2014		12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
2013		12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
2012		11.96	0.19	0.31	0.50	(0.18)	–	(0.18)	12.28
2011		12.17	0.25	(0.20)	0.05	(0.26)	–	(0.26)	11.96
2010	(g)	12.00	0.08	0.17	0.25	(0.08)	–	(0.08)	12.17
R-4 shares
2015	(c)	12.23	0.08	0.01	0.09	(0.08)	–	(0.08)	12.24
2014		12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
2013		12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
2012		11.97	0.21	0.31	0.52	(0.21)	–	(0.21)	12.28
2011		12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97
2010	(g)	12.00	0.09	0.16	0.25	(0.08)	–	(0.08)	12.17
R-5 shares
2015	(c)	12.24	0.09	–	0.09	(0.08)	–	(0.08)	12.25
2014		12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24
2013		12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27
2012		11.96	0.23	0.31	0.54	(0.22)	–	(0.22)	12.28
2011		12.17	0.28	(0.19)	0.09	(0.30)	–	(0.30)	11.96
2010	(g)	12.00	0.09	0.17	0.26	(0.09)	–	(0.09)	12.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

0.74%(d),(e)		$117,309	0.79	%(f)	0.80	%(f)	1.39	%(f)	63.8	%(f)
1.16	(e)	120,296	0.80		0.84		1.34		49.1
1.00	(e)	124,761	0.87		1.07		1.25		50.1
4.29	(e)	107,444	0.94		1.13		1.63		47.9
0.43	(e)	73,750	1.01		1.15		2.01		43.6
2.04 (d)	,(e)	52,874	1.07	(f)	1.26	(f)	2.11	(f)	54.7 (f)	,(h)

0.92	(d)	2,099,628	0.43	(f)	–		1.74	(f)	63.8	(f)
1.52		1,936,142	0.44		–		1.69		49.1
1.43		1,134,768	0.45		0.45		1.67		50.1
4.79		897,254	0.46		0.46		2.10		47.9
1.05		626,736	0.47		0.47		2.55		43.6
5.82		473,931	0.50		0.50		3.04		54.7	(h)

0.49	(d)	1,034	1.30 (f)	,(i)	–		0.88	(f)	63.8	(f)
0.65		1,468	1.30	(i)	–		0.84		49.1
0.57		1,851	1.30	(i)	–		0.82		50.1
3.92		2,247	1.30	(i)	–		1.22		47.9
0.14		1,076	1.30	(i)	–		1.73		43.6
1.97	(d)	788	1.30 (f)	,(i)	–		1.88	(f)	54.7 (f)	,(h)

0.55	(d)	2,028	1.17 (f)	,(i)	–		1.01	(f)	63.8	(f)
0.78		1,957	1.17	(i)	–		0.97		49.1
0.70		1,640	1.18	(i)	–		0.94		50.1
4.04		1,194	1.18	(i)	–		1.30		47.9
0.26		243	1.18	(i)	–		1.80		43.6
2.01	(d)	229	1.18 (f)	,(i)	–		2.00	(f)	54.7 (f)	,(h)

0.64	(d)	10,616	0.99 (f)	,(i)	–		1.19	(f)	63.8	(f)
0.88		14,472	0.99	(i)	–		1.15		49.1
0.96		10,748	0.99	(i)	–		1.13		50.1
4.24		10,336	0.99	(i)	–		1.56		47.9
0.45		2,997	0.99	(i)	–		2.04		43.6
2.06	(d)	3,302	0.99 (f)	,(i)	–		2.19	(f)	54.7 (f)	,(h)

0.74	(d)	14,163	0.79 (f)	,(i)	–		1.39	(f)	63.8	(f)
1.09		14,272	0.79	(i)	–		1.35		49.1
1.17		4,377	0.79	(i)	–		1.33		50.1
4.36		3,106	0.79	(i)	–		1.72		47.9
0.73		1,063	0.79	(i)	–		2.22		43.6
2.13	(d)	505	0.79 (f)	,(i)	–		2.40	(f)	54.7 (f)	,(h)

0.80	(d)	10,766	0.68 (f)	,(i)	–		1.50	(f)	63.8	(f)
1.28		9,287	0.68	(i)	–		1.46		49.1
1.28		4,735	0.68	(i)	–		1.44		50.1
4.56		3,373	0.68	(i)	–		1.89		47.9
0.77		2,377	0.68	(i)	–		2.33		43.6
2.16	(d)	1,540	0.68 (f)	,(i)	–		2.51	(f)	54.7 (f)	,(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(h)	Portfolio turnover rate excludes approximately $13,017,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Fund.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP BLEND FUND
Class J shares
2015	(c)	$20.98	($0.01)	$1.62	$1.61	$–	($2.47)	($2.47)	$20.12
2014		20.88	(0.02)	1.68	1.66	–	(1.56)	(1.56)	20.98
2013		14.97	0.06	6.01	6.07	(0.07)	(0.09)	(0.16)	20.88
2012		13.28	0.02	1.67	1.69	–	–	–	14.97
2011		12.52	(0.05)	0.81	0.76	–	–	–	13.28
2010		10.07	(0.02)	2.47	2.45	–	–	–	12.52
Institutional shares
2015	(c)	22.77	0.02	1.78	1.80	–	(2.47)	(2.47)	22.10
2014		22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
2013		16.14	0.13	6.47	6.60	(0.14)	(0.09)	(0.23)	22.51
2012		14.24	0.09	1.81	1.90	–	–	–	16.14
2011		13.37	0.01	0.86	0.87	–	–	–	14.24
2010		10.74	0.05	2.63	2.68	(0.05)	–	(0.05)	13.37
R-1 shares
2015	(c)	21.13	(0.07)	1.65	1.58	–	(2.47)	(2.47)	20.24
2014		21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
2013		15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
2012		13.50	(0.01)	1.67	1.66	–	–	–	15.16
2011		12.78	(0.10)	0.82	0.72	–	–	–	13.50
2010		10.31	(0.05)	2.52	2.47	–	–	–	12.78
R-2 shares
2015	(c)	21.27	(0.05)	1.65	1.60	–	(2.47)	(2.47)	20.40
2014		21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
2013		15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
2012		13.52	(0.01)	1.70	1.69	–	–	–	15.21
2011		12.78	(0.09)	0.83	0.74	–	–	–	13.52
2010		10.30	(0.04)	2.52	2.48	–	–	–	12.78
R-3 shares
2015	(c)	21.77	(0.04)	1.71	1.67	–	(2.47)	(2.47)	20.97
2014		21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
2013		15.54	0.03	6.23	6.26	(0.06)	(0.09)	(0.15)	21.65
2012		13.79	0.03	1.72	1.75	–	–	–	15.54
2011		13.01	(0.06)	0.84	0.78	–	–	–	13.79
2010		10.47	(0.02)	2.56	2.54	–	–	–	13.01
R-4 shares
2015	(c)	22.34	(0.02)	1.75	1.73	–	(2.47)	(2.47)	21.60
2014		22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
2013		15.87	0.07	6.37	6.44	(0.08)	(0.09)	(0.17)	22.14
2012		14.06	0.04	1.77	1.81	–	–	–	15.87
2011		13.24	(0.04)	0.86	0.82	–	–	–	14.06
2010		10.65	0.01	2.60	2.61	(0.02)	–	(0.02)	13.24
R-5 shares
2015	(c)	22.66	(0.01)	1.78	1.77	–	(2.47)	(2.47)	21.96
2014		22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
2013		16.08	0.09	6.44	6.53	(0.10)	(0.09)	(0.19)	22.42
2012		14.22	0.07	1.79	1.86	–	–	–	16.08
2011		13.38	(0.02)	0.86	0.84	–	–	–	14.22
2010		10.76	0.02	2.63	2.65	(0.03)	–	(0.03)	13.38

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

8.59%(d),(e)		$208,131	1.12	%(f)	1.13	%(f)	(0.14	)%(f)	78.7	%(f)
8.17	(e)	200,333	1.13		1.17		(0.09)		67.6
40.88	(e)	200,359	1.18		1.38		0.32		95.2
12.73	(e)	148,772	1.28		1.48		0.17		90.2
6.07	(e)	84,060	1.25		1.39		(0.35)		76.1
24.33	(e)	86,986	1.35		1.42		(0.16)		65.2

8.76	(d)	84,423	0.78	(f)	0.78	(f)	0.19	(f)	78.7	(f)
8.54		72,583	0.79		0.79		0.25		67.6
41.38		65,062	0.80		0.80		0.70		95.2
13.34		45,620	0.79		0.79		0.61		90.2
6.51		38,016	0.80		0.80		0.09		76.1
25.03		35,729	0.80		0.83		0.39		65.2

8.37	(d)	2,611	1.64	(f)	–		(0.66	) (f)	78.7	(f)
7.62		2,079	1.64		–		(0.60)		67.6
40.21		2,401	1.64		–		(0.11)		95.2
12.30		2,001	1.64		–		(0.10)		90.2
5.63		151	1.65		–		(0.74)		76.1
23.96		232	1.65		–		(0.46)		65.2

8.40	(d)	3,648	1.51	(f)	–		(0.54	) (f)	78.7	(f)
7.78		2,956	1.51		–		(0.47)		67.6
40.35		3,018	1.51		–		0.01		95.2
12.50		2,852	1.51		–		(0.05)		90.2
5.79		1,169	1.52		–		(0.62)		76.1
24.08		1,195	1.52		–		(0.33)		65.2

8.55	(d)	7,444	1.33	(f)	–		(0.36	) (f)	78.7	(f)
7.96		6,628	1.33		–		(0.28)		67.6
40.62		6,143	1.33		–		0.18		95.2
12.69		4,907	1.33		–		0.22		90.2
6.00		629	1.34		–		(0.44)		76.1
24.26		889	1.34		–		(0.15)		65.2

8.61	(d)	6,535	1.14	(f)	–		(0.19	) (f)	78.7	(f)
8.16		4,052	1.14		–		(0.10)		67.6
40.93		4,200	1.14		–		0.37		95.2
12.87		2,944	1.14		–		0.26		90.2
6.19		2,011	1.15		–		(0.25)		76.1
24.52		2,139	1.15		–		0.04		65.2

8.71 (d)	,(g)	18,681	1.02	(f)	–		(0.07	) (f)	78.7	(f)
8.27		12,020	1.02		–		0.02		67.6
41.04		11,690	1.02		–		0.49		95.2
13.08		8,943	1.02		–		0.45		90.2
6.28		3,418	1.03		–		(0.13)		76.1
24.72		3,314	1.03		–		0.16		65.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Total Return
SMALLCAP GROWTH FUND I
Class J shares
2015	(c)	$11.70	($0.05)	$0.65	$0.60	($2.46)	($2.46)	$9.84	6.59%(d),(e)
2014		12.63	(0.13)	0.74	0.61	(1.54)	(1.54)	11.70	5.00	(e)
2013		9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63	36.73	(e)
2012		9.56	(0.12)	1.08	0.96	(0.58)	(0.58)	9.94	11.07	(e)
2011		8.50	(0.13)	1.19	1.06	–	–	9.56	12.47	(e)
2010		6.27	(0.12)	2.35	2.23	–	–	8.50	35.57	(e)
Institutional shares
2015	(c)	14.05	(0.03)	0.82	0.79	(2.46)	(2.46)	12.38	6.87	(d)
2014		14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05	5.52
2013		11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80	37.45
2012		10.89	(0.07)	1.23	1.16	(0.58)	(0.58)	11.47	11.58
2011		9.62	(0.08)	1.35	1.27	–	–	10.89	13.20
2010		7.03	(0.06)	2.65	2.59	–	–	9.62	36.85
R-1 shares
2015	(c)	12.59	(0.07)	0.71	0.64	(2.46)	(2.46)	10.77	6.40	(d)
2014		13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59	4.63
2013		10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52	36.19
2012		10.22	(0.16)	1.15	0.99	(0.58)	(0.58)	10.63	10.63
2011		9.11	(0.17)	1.28	1.11	–	–	10.22	12.18
2010		6.72	(0.13)	2.52	2.39	–	–	9.11	35.57
R-2 shares
2015	(c)	12.32	(0.06)	0.69	0.63	(2.46)	(2.46)	10.49	6.47	(d)
2014		13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32	4.74
2013		10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25	36.36
2012		10.01	(0.14)	1.13	0.99	(0.58)	(0.58)	10.42	10.86
2011		8.91	(0.15)	1.25	1.10	–	–	10.01	12.35
2010		6.56	(0.11)	2.46	2.35	–	–	8.91	35.82
R-3 shares
2015	(c)	12.75	(0.06)	0.73	0.67	(2.46)	(2.46)	10.96	6.59	(d)
2014		13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75	4.92
2013		10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64	36.70
2012		10.24	(0.13)	1.15	1.02	(0.58)	(0.58)	10.68	10.91
2011		9.09	(0.14)	1.29	1.15	–	–	10.24	12.65
2010		6.69	(0.10)	2.50	2.40	–	–	9.09	35.87
R-4 shares
2015	(c)	13.19	(0.05)	0.77	0.72	(2.46)	(2.46)	11.45	6.77	(d)
2014		14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19	5.07
2013		10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04	36.88
2012		10.46	(0.11)	1.19	1.08	(0.58)	(0.58)	10.96	11.27
2011		9.28	(0.12)	1.30	1.18	–	–	10.46	12.72
2010		6.81	(0.09)	2.56	2.47	–	–	9.28	36.27
R-5 shares
2015	(c)	13.55	(0.04)	0.78	0.74	(2.46)	(2.46)	11.83	6.74	(d)
2014		14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55	5.25
2013		11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36	37.05
2012		10.65	(0.10)	1.21	1.11	(0.58)	(0.58)	11.18	11.36
2011		9.43	(0.11)	1.33	1.22	–	–	10.65	12.94
2010		6.91	(0.08)	2.60	2.52	–	–	9.43	36.47
R-6 shares
2015	(h)	14.24	(0.03)	0.62	0.59	(2.46)	(2.46)	12.37	5.37	(d)

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
	Ratio of Expenses		Ratio of Gross		Investment Income
Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

$51,752	1.49	%(f)	1.57	%(f)	(0.91	)%(f)	61.9	%(f)
53,357	1.50		1.67		(1.09)		66.1
30,644	1.56		1.78		(1.17)		74.7
22,970	1.63		1.85		(1.20)		79.9
21,887	1.67		1.83		(1.34)		90.3
15,935	1.98		2.07		(1.60)		125.2

1,537,097	1.02	(f)	1.09	(f)	(0.44	) (f)	61.9	(f)
1,707,451	1.02		1.09		(0.61)		66.1
1,729,462	1.07		1.09		(0.68)		74.7
1,329,439	1.08		1.10		(0.65)		79.9
1,185,260	1.07		1.09		(0.74)		90.3
748,898	1.09		1.12		(0.71)		125.2

3,126	1.88 (f)	,(g)	–		(1.30	) (f)	61.9	(f)
3,123	1.88	(g)	–		(1.47)		66.1
2,783	1.94	(g)	–		(1.54)		74.7
2,531	1.95	(g)	–		(1.52)		79.9
2,314	1.95	(g)	–		(1.61)		90.3
1,905	1.97	(g)	–		(1.59)		125.2

6,408	1.75 (f)	,(g)	–		(1.17	) (f)	61.9	(f)
6,581	1.75	(g)	–		(1.34)		66.1
4,061	1.81	(g)	–		(1.41)		74.7
3,100	1.82	(g)	–		(1.39)		79.9
2,867	1.82	(g)	–		(1.48)		90.3
3,735	1.84	(g)	–		(1.45)		125.2

20,581	1.57 (f)	,(g)	–		(0.99	) (f)	61.9	(f)
21,440	1.57	(g)	–		(1.16)		66.1
18,858	1.63	(g)	–		(1.25)		74.7
11,606	1.64	(g)	–		(1.21)		79.9
12,559	1.64	(g)	–		(1.31)		90.3
7,952	1.66	(g)	–		(1.27)		125.2

16,996	1.38 (f)	,(g)	–		(0.80	) (f)	61.9	(f)
16,819	1.38	(g)	–		(0.97)		66.1
16,584	1.44	(g)	–		(1.05)		74.7
12,347	1.45	(g)	–		(1.01)		79.9
8,266	1.45	(g)	–		(1.11)		90.3
5,503	1.47	(g)	–		(1.08)		125.2

36,443	1.26 (f)	,(g)	–		(0.68	) (f)	61.9	(f)
37,684	1.26	(g)	–		(0.85)		66.1
31,647	1.32	(g)	–		(0.93)		74.7
23,202	1.33	(g)	–		(0.90)		79.9
21,633	1.33	(g)	–		(1.00)		90.3
13,515	1.35	(g)	–		(0.97)		125.2

11	1.06 (f)	,(g)	–		(0.52	) (f)	61.9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 25, 2014, date operations commenced, through April 30, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2015	(c)	$24.36	$0.12	$0.75	$0.87	($0.18)	($1.66)	($1.84)	$23.39
2014		23.10	0.17	1.80	1.97	(0.11)	(0.60)	(0.71)	24.36
2013		16.90	0.17	6.21	6.38	(0.18)	–	(0.18)	23.10
2012		15.03	0.11	1.81	1.92	(0.05)	–	(0.05)	16.90
2011		13.77	0.07	1.26	1.33	(0.07)	–	(0.07)	15.03
2010		11.04	0.03	2.73	2.76	(0.03)	–	(0.03)	13.77
Institutional shares
2015	(c)	25.37	0.17	0.79	0.96	(0.26)	(1.66)	(1.92)	24.41
2014		24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
2013		17.58	0.26	6.44	6.70	(0.26)	–	(0.26)	24.02
2012		15.63	0.19	1.88	2.07	(0.12)	–	(0.12)	17.58
2011		14.31	0.15	1.32	1.47	(0.15)	–	(0.15)	15.63
2010		11.48	0.11	2.83	2.94	(0.11)	–	(0.11)	14.31
R-1 shares
2015	(c)	24.99	0.07	0.78	0.85	(0.06)	(1.66)	(1.72)	24.12
2014		23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
2013		17.35	0.09	6.38	6.47	(0.11)	–	(0.11)	23.71
2012		15.43	0.05	1.87	1.92	–	–	–	17.35
2011		14.15	0.02	1.29	1.31	(0.03)	–	(0.03)	15.43
2010		11.37	–	2.81	2.81	(0.03)	–	(0.03)	14.15
R-2 shares
2015	(c)	25.51	0.08	0.79	0.87	(0.08)	(1.66)	(1.74)	24.64
2014		24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
2013		17.67	0.12	6.50	6.62	(0.12)	–	(0.12)	24.17
2012		15.70	0.07	1.90	1.97	–	–	–	17.67
2011		14.39	0.04	1.31	1.35	(0.04)	–	(0.04)	15.70
2010		11.54	0.02	2.86	2.88	(0.03)	–	(0.03)	14.39
R-3 shares
2015	(c)	25.68	0.11	0.80	0.91	(0.14)	(1.66)	(1.80)	24.79
2014		24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
2013		17.82	0.15	6.55	6.70	(0.18)	–	(0.18)	24.34
2012		15.83	0.10	1.92	2.02	(0.03)	–	(0.03)	17.82
2011		14.50	0.07	1.33	1.40	(0.07)	–	(0.07)	15.83
2010		11.63	0.04	2.88	2.92	(0.05)	–	(0.05)	14.50
R-4 shares
2015	(c)	25.89	0.13	0.80	0.93	(0.18)	(1.66)	(1.84)	24.98
2014		24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
2013		17.93	0.19	6.59	6.78	(0.20)	–	(0.20)	24.51
2012		15.94	0.13	1.93	2.06	(0.07)	–	(0.07)	17.93
2011		14.61	0.10	1.33	1.43	(0.10)	–	(0.10)	15.94
2010		11.71	0.07	2.90	2.97	(0.07)	–	(0.07)	14.61
R-5 shares
2015	(c)	25.99	0.15	0.80	0.95	(0.20)	(1.66)	(1.86)	25.08
2014		24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
2013		18.00	0.22	6.61	6.83	(0.22)	–	(0.22)	24.61
2012		16.00	0.16	1.92	2.08	(0.08)	–	(0.08)	18.00
2011		14.65	0.12	1.35	1.47	(0.12)	–	(0.12)	16.00
2010		11.75	0.08	2.90	2.98	(0.08)	–	(0.08)	14.65

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

3.92%(d),(e)		$147,069	0.54	%(f)	0.55	%(f)	1.04	%(f)	13.8	%(f)
8.66	(e)	145,647	0.56		0.60		0.71		19.0
38.11	(e)	140,138	0.61		0.81		0.88		14.6
12.81	(e)	98,085	0.68		0.87		0.65		16.0
9.67	(e)	89,701	0.67		0.81		0.49		19.1
25.09	(e)	82,762	0.81		0.88		0.22		30.1

4.14	(d)	531,549	0.19	(f)	0.19	(f)	1.38	(f)	13.8	(f)
9.05		471,425	0.20		0.20		1.06		19.0
38.62		384,824	0.21		0.21		1.24		14.6
13.36		203,079	0.20		0.25		1.12		16.0
10.25		143,892	0.20		0.28		0.94		19.1
25.70		85,231	0.20		0.30		0.83		30.1

3.68	(d)	12,823	1.04	(f)	–		0.54	(f)	13.8	(f)
8.10		14,480	1.04		–		0.23		19.0
37.53		14,560	1.04		–		0.43		14.6
12.44		9,183	1.04		–		0.28		16.0
9.26		8,033	1.04		–		0.11		19.1
24.71		7,286	1.05		–		(0.02)		30.1

3.73	(d)	17,134	0.91	(f)	–		0.68	(f)	13.8	(f)
8.31		19,359	0.91		–		0.36		19.0
37.71		19,526	0.91		–		0.57		14.6
12.55		14,892	0.91		–		0.42		16.0
9.39		15,045	0.91		–		0.26		19.1
24.98		19,492	0.92		–		0.11		30.1

3.85	(d)	132,509	0.73	(f)	–		0.85	(f)	13.8	(f)
8.46		135,744	0.73		–		0.53		19.0
37.91		106,891	0.73		–		0.73		14.6
12.78		58,655	0.73		–		0.59		16.0
9.66		46,472	0.73		–		0.43		19.1
25.18		47,049	0.74		–		0.30		30.1

3.92	(d)	91,834	0.54	(f)	–		1.05	(f)	13.8	(f)
8.71		87,241	0.54		–		0.73		19.0
38.20		84,904	0.54		–		0.92		14.6
12.99		47,925	0.54		–		0.78		16.0
9.79		45,058	0.54		–		0.61		19.1
25.44		36,410	0.55		–		0.49		30.1

3.99	(d)	190,412	0.42	(f)	–		1.16	(f)	13.8	(f)
8.79		191,185	0.42		–		0.85		19.0
38.36		197,548	0.42		–		1.04		14.6
13.09		108,147	0.42		–		0.92		16.0
10.02		101,159	0.42		–		0.73		19.1
25.49		87,847	0.43		–		0.61		30.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares
2015	(c)	$13.85	$0.03	$0.61	$0.64	$–	($1.50)	($1.50)	$12.99
2014		13.56	(0.04)	1.21	1.17	–	(0.88)	(0.88)	13.85
2013		10.02	0.03	3.58	3.61	(0.07)	–	(0.07)	13.56
2012		8.93	0.01	1.08	1.09	–	–	–	10.02
2011		8.57	(0.02)	0.38	0.36	–	–	–	8.93
2010		6.84	(0.04)	1.77	1.73	–	–	–	8.57
Institutional shares
2015	(c)	14.10	0.06	0.63	0.69	(0.05)	(1.50)	(1.55)	13.24
2014		13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
2013		10.19	0.11	3.62	3.73	(0.13)	–	(0.13)	13.79
2012		9.06	0.08	1.09	1.17	(0.04)	–	(0.04)	10.19
2011		8.67	0.04	0.39	0.43	(0.04)	–	(0.04)	9.06
2010		6.87	0.03	1.80	1.83	(0.03)	–	(0.03)	8.67
R-1 shares
2015	(c)	13.30	–	0.58	0.58	–	(1.50)	(1.50)	12.38
2014		13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
2013		9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
2012		8.65	–	1.04	1.04	–	–	–	9.69
2011		8.33	(0.04)	0.37	0.33	(0.01)	–	(0.01)	8.65
2010		6.64	(0.04)	1.73	1.69	–	–	–	8.33
R-2 shares
2015	(c)	13.40	0.01	0.59	0.60	–	(1.50)	(1.50)	12.50
2014		13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
2013		9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
2012		8.69	0.01	1.04	1.05	–	–	–	9.74
2011		8.36	(0.03)	0.38	0.35	(0.02)	–	(0.02)	8.69
2010		6.65	(0.03)	1.74	1.71	–	–	–	8.36
R-3 shares
2015	(c)	13.72	0.02	0.61	0.63	–	(1.50)	(1.50)	12.85
2014		13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
2013		9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
2012		8.84	0.02	1.07	1.09	–	–	–	9.93
2011		8.48	(0.01)	0.37	0.36	–	–	–	8.84
2010		6.74	(0.01)	1.75	1.74	–	–	–	8.48
R-4 shares
2015	(c)	13.83	0.04	0.60	0.64	–	(1.50)	(1.50)	12.97
2014		13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
2013		10.00	0.07	3.56	3.63	(0.09)	–	(0.09)	13.54
2012		8.90	0.04	1.08	1.12	(0.02)	–	(0.02)	10.00
2011		8.54	–	0.39	0.39	(0.03)	–	(0.03)	8.90
2010		6.78	–	1.76	1.76	–	–	–	8.54
R-5 shares
2015	(c)	13.93	0.04	0.61	0.65	(0.01)	(1.50)	(1.51)	13.07
2014		13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
2013		10.08	0.08	3.59	3.67	(0.11)	–	(0.11)	13.64
2012		8.96	0.06	1.08	1.14	(0.02)	–	(0.02)	10.08
2011		8.59	0.02	0.38	0.40	(0.03)	–	(0.03)	8.96
2010		6.82	0.01	1.77	1.78	(0.01)	–	(0.01)	8.59
R-6 shares
2015	(i)	14.36	0.05	0.37	0.42	(0.05)	(1.50)	(1.55)	13.23

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

5.12%(d),(e),(f)		$19,833	1.43	%(g)	1.47	%(g)	0.46	%(g)	35.9	%(g)
8.97	(e)	19,885	1.48		1.54		(0.27)		42.1
36.19	(e)	18,556	1.63		1.85		0.23		60.5
12.21	(e)	11,655	1.70		1.92		0.11		53.5
4.20	(e)	10,466	1.64		1.81		(0.21)		54.4
25.29	(e)	11,004	1.93		2.05		(0.52)		54.5

5.46	(d)	1,292,781	0.97	(g)	1.00	(g)	0.92	(g)	35.9	(g)
9.47		1,489,023	0.97		0.99		0.25		42.1
37.05		1,475,200	0.98		1.00		0.93		60.5
13.00		1,046,022	0.99		1.01		0.83		53.5
4.93		957,766	0.98		1.00		0.45		54.4
26.64		736,530	1.00		1.02		0.41		54.5

4.94	(d)	1,882	1.85 (g)	,(h)	–		0.04	(g)	35.9	(g)
8.57		1,870	1.84	(h)	–		(0.62)		42.1
35.82		2,106	1.85	(h)	–		0.07		60.5
12.02		1,901	1.86	(h)	–		(0.05)		53.5
3.95		2,059	1.86	(h)	–		(0.43)		54.4
25.45		1,038	1.87	(h)	–		(0.47)		54.5

5.07	(d)	3,963	1.72 (g)	,(h)	–		0.20	(g)	35.9	(g)
8.68		4,588	1.71	(h)	–		(0.48)		42.1
36.09		6,141	1.72	(h)	–		0.24		60.5
12.08		5,677	1.73	(h)	–		0.08		53.5
4.12		5,607	1.73	(h)	–		(0.31)		54.4
25.71		2,189	1.74	(h)	–		(0.33)		54.5

5.17	(d)	12,210	1.54 (g)	,(h)	–		0.34	(g)	35.9	(g)
8.84		11,532	1.53	(h)	–		(0.31)		42.1
36.35		11,825	1.54	(h)	–		0.37		60.5
12.33		8,601	1.55	(h)	–		0.26		53.5
4.29		11,461	1.55	(h)	–		(0.11)		54.4
25.82		12,722	1.56	(h)	–		(0.15)		54.5

5.21	(d)	13,130	1.35 (g)	,(h)	–		0.55	(g)	35.9	(g)
9.13		13,254	1.34	(h)	–		(0.13)		42.1
36.58		11,430	1.35	(h)	–		0.58		60.5
12.56		9,258	1.36	(h)	–		0.44		53.5
4.53		11,939	1.36	(h)	–		0.05		54.4
26.03		2,703	1.37	(h)	–		0.06		54.5

5.27	(d)	23,331	1.23 (g)	,(h)	–		0.67	(g)	35.9	(g)
9.16		22,406	1.22	(h)	–		(0.01)		42.1
36.78		21,954	1.23	(h)	–		0.72		60.5
12.69		19,962	1.24	(h)	–		0.60		53.5
4.63		12,994	1.24	(h)	–		0.20		54.4
26.16		6,871	1.25	(h)	–		0.16		54.5

3.49	(d)	10	1.01 (g)	,(h)	–		0.90	(g)	35.9	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2015.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from November 25, 2014, date operations commenced, through April 30, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2015 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	Bond & Mortgage Securities Fund
	Class J	$1,000.00	$1,016.73	$4.50		$1,000.00	$1,020.33	$4.51		0.90%
	Institutional	1,000.00	1,018.87	2.50		1,000.00	1,022.32	2.51		0.50
R	-1	1,000.00	1,014.52	6.89		1,000.00	1,017.95	6.90		1.38
R	-2	1,000.00	1,015.34	6.25		1,000.00	1,018.60	6.26		1.25
R	-3	1,000.00	1,016.16	5.35		1,000.00	1,019.49	5.36		1.07
R	-4	1,000.00	1,016.76	4.40		1,000.00	1,020.43	4.41		0.88
R	-5	1,000.00	1,017.68	3.80		1,000.00	1,021.03	3.81		0.76

	California Municipal Fund
	Institutional	1,000.00	997.60	1.02	(b)	1,000.00	1,021.82	3.01		0.60

	California Municipal Fund
	(Excluding Interest Expense and Fees)
	Institutional	1,000.00	997.60	1.00	(b)	1,000.00	1,021.82	2.91		0.58

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	Diversified International Fund
	Class J	$1,000.00	$1,045.76	$6.39		$1,000.00	$1,018.55	$6.31		1.26%
	Institutional	1,000.00	1,047.35	4.31		1,000.00	1,020.58	4.26		0.85
R	-1	1,000.00	1,043.16	8.76		1,000.00	1,016.22	8.65		1.73
R	-2	1,000.00	1,044.27	8.11		1,000.00	1,016.86	8.00		1.60
R	-3	1,000.00	1,045.06	7.20		1,000.00	1,017.75	7.10		1.42
R	-4	1,000.00	1,045.75	6.24		1,000.00	1,018.70	6.16		1.23
R	-5	1,000.00	1,046.45	5.63		1,000.00	1,019.29	5.56		1.11

	Equity Income Fund
	Institutional	1,000.00	1,035.88	2.62		1,000.00	1,022.22	2.61		0.52
R	-1	1,000.00	1,031.32	7.00		1,000.00	1,017.90	6.95		1.39
R	-2	1,000.00	1,032.00	6.35		1,000.00	1,018.55	6.31		1.26
R	-3	1,000.00	1,032.71	5.44		1,000.00	1,019.44	5.41		1.08
R	-4	1,000.00	1,033.72	4.49		1,000.00	1,020.38	4.46		0.89
R	-5	1,000.00	1,034.25	3.88		1,000.00	1,020.98	3.86		0.77

	Global Diversified Income Fund
	Institutional	1,000.00	1,017.38	3.95		1,000.00	1,020.88	3.96		0.79

	Global Diversified Income Fund (Excluding Dividends
	and Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,017.38	3.85		1,000.00	1,020.88	3.87		0.77

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,044.91	4.46		1,000.00	1,020.43	4.41		0.88
R	-6	1,000.00	1,042.45	4.10	(c)	1,000.00	1,020.13	4.71		0.94

	Government & High Quality Bond Fund
	Class J	1,000.00	1,016.27	4.45		1,000.00	1,020.38	4.46		0.89
	Institutional	1,000.00	1,018.19	2.55		1,000.00	1,022.27	2.56		0.51
R	-1	1,000.00	1,015.22	6.45		1,000.00	1,018.40	6.46		1.29
R	-2	1,000.00	1,015.87	5.80		1,000.00	1,019.04	5.81		1.16
R	-3	1,000.00	1,016.76	4.90		1,000.00	1,019.93	4.91		0.98
R	-4	1,000.00	1,017.71	3.95		1,000.00	1,020.88	3.96		0.79
R	-5	1,000.00	1,018.29	3.35		1,000.00	1,021.47	3.36		0.67

	High Yield Fund
	Institutional	1,000.00	1,020.53	2.96		1,000.00	1,021.87	2.96		0.59

	High Yield Fund I
	Institutional	1,000.00	1,016.26	3.20		1,000.00	1,021.62	3.21		0.64

	Income Fund
	Class J	1,000.00	1,014.97	4.40		1,000.00	1,020.43	4.41		0.88
	Institutional	1,000.00	1,017.94	2.45		1,000.00	1,022.36	2.46		0.49
R	-1	1,000.00	1,012.57	6.79		1,000.00	1,018.05	6.80		1.36
R	-2	1,000.00	1,014.24	6.14		1,000.00	1,018.70	6.16		1.23
R	-3	1,000.00	1,014.09	5.24		1,000.00	1,019.59	5.26		1.05
R	-4	1,000.00	1,016.07	4.30		1,000.00	1,020.53	4.31		0.86
R	-5	1,000.00	1,015.66	3.70		1,000.00	1,021.12	3.71		0.74
R	-6	1,000.00	1,014.39	2.37	(c)	1,000.00	1,022.07	2.76		0.55

	Inflation Protection Fund
	Class J	1,000.00	1,008.68	5.33		1,000.00	1,019.49	5.36		1.07
	Institutional	1,000.00	1,011.39	1.94		1,000.00	1,022.86	1.96		0.39
R	-1	1,000.00	1,007.91	6.32		1,000.00	1,018.50	6.36		1.27
R	-2	1,000.00	1,008.78	5.68		1,000.00	1,019.14	5.71		1.14
R	-3	1,000.00	1,009.14	4.78		1,000.00	1,020.03	4.81		0.96
R	-4	1,000.00	1,009.46	3.84		1,000.00	1,020.98	3.86		0.77
R	-5	1,000.00	1,010.94	3.24		1,000.00	1,021.57	3.26		0.65

	International Emerging Markets Fund
	Class J	1,000.00	1,036.19	8.38		1,000.00	1,016.56	8.30		1.66
	Institutional	1,000.00	1,038.44	6.27		1,000.00	1,018.65	6.21		1.24
R	-1	1,000.00	1,033.66	10.64		1,000.00	1,014.33	10.54		2.11
R	-2	1,000.00	1,034.44	9.99		1,000.00	1,014.98	9.89		1.98
R	-3	1,000.00	1,035.62	9.08		1,000.00	1,015.87	9.00		1.80
R	-4	1,000.00	1,036.46	8.13		1,000.00	1,016.81	8.05		1.61
R	-5	1,000.00	1,037.14	7.53		1,000.00	1,017.41	7.45		1.49

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	International Fund I
	Institutional	$1,000.00	$1,090.31	$5.18		$1,000.00	$1,019.84	$5.01		1.00%
R	-1	1,000.00	1,086.42	9.47		1,000.00	1,015.72	9.15		1.83
R	-2	1,000.00	1,087.05	8.80		1,000.00	1,016.36	8.50		1.70
R	-3	1,000.00	1,087.99	7.87		1,000.00	1,017.26	7.60		1.52
R	-4	1,000.00	1,089.00	6.89		1,000.00	1,018.20	6.66		1.33
R	-5	1,000.00	1,089.16	6.27		1,000.00	1,018.79	6.06		1.21

	LargeCap Growth Fund
	Class J	1,000.00	1,040.52	5.11		1,000.00	1,019.79	5.06		1.01
	Institutional	1,000.00	1,042.31	3.24		1,000.00	1,021.62	3.21		0.64
R	-1	1,000.00	1,038.73	7.58		1,000.00	1,017.36	7.50		1.50
R	-2	1,000.00	1,038.26	6.92		1,000.00	1,018.00	6.85		1.37
R	-3	1,000.00	1,039.71	6.02		1,000.00	1,018.89	5.96		1.19
R	-4	1,000.00	1,040.89	5.06		1,000.00	1,019.84	5.01		1.00
R	-5	1,000.00	1,041.35	4.45		1,000.00	1,020.43	4.41		0.88

	LargeCap Growth Fund I
	Class J	1,000.00	1,059.24	4.90		1,000.00	1,020.03	4.81		0.96
	Institutional	1,000.00	1,060.99	3.12		1,000.00	1,021.77	3.06		0.61
R	-1	1,000.00	1,056.49	7.50		1,000.00	1,017.50	7.35		1.47
R	-2	1,000.00	1,056.84	6.83		1,000.00	1,018.15	6.71		1.34
R	-3	1,000.00	1,058.04	5.92		1,000.00	1,019.04	5.81		1.16
R	-4	1,000.00	1,059.30	4.95		1,000.00	1,019.98	4.86		0.97
R	-5	1,000.00	1,059.48	4.34		1,000.00	1,020.58	4.26		0.85
R	-6	1,000.00	1,039.71	2.83	(c)	1,000.00	1,021.57	3.26		0.65

	LargeCap Growth Fund II
	Class J	1,000.00	1,053.05	6.41		1,000.00	1,018.55	6.31		1.26
	Institutional	1,000.00	1,055.62	4.33		1,000.00	1,020.58	4.26		0.85
R	-1	1,000.00	1,050.89	8.80		1,000.00	1,016.22	8.65		1.73
R	-2	1,000.00	1,052.09	8.14		1,000.00	1,016.86	8.00		1.60
R	-3	1,000.00	1,052.29	7.23		1,000.00	1,017.75	7.10		1.42
R	-4	1,000.00	1,053.72	6.26		1,000.00	1,018.70	6.16		1.23
R	-5	1,000.00	1,053.38	5.65		1,000.00	1,019.29	5.56		1.11

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,042.10	2.48		1,000.00	1,022.36	2.46		0.49
	Institutional	1,000.00	1,043.48	0.81		1,000.00	1,024.00	0.80		0.16
R	-1	1,000.00	1,038.73	5.21		1,000.00	1,019.69	5.16		1.03
R	-2	1,000.00	1,039.18	4.55		1,000.00	1,020.33	4.51		0.90
R	-3	1,000.00	1,040.36	3.64		1,000.00	1,021.22	3.61		0.72
R	-4	1,000.00	1,041.29	2.68		1,000.00	1,022.17	2.66		0.53
R	-5	1,000.00	1,042.01	2.08		1,000.00	1,022.76	2.06		0.41

	LargeCap Value Fund
	Class J	1,000.00	1,028.91	4.02		1,000.00	1,020.83	4.01		0.80
	Institutional	1,000.00	1,030.73	2.11		1,000.00	1,022.71	2.11		0.42
R	-1	1,000.00	1,026.14	6.48		1,000.00	1,018.40	6.46		1.29
R	-2	1,000.00	1,026.35	5.83		1,000.00	1,019.04	5.81		1.16
R	-3	1,000.00	1,027.63	4.93		1,000.00	1,019.93	4.91		0.98
R	-4	1,000.00	1,028.51	3.97		1,000.00	1,020.88	3.96		0.79
R	-5	1,000.00	1,029.43	3.37		1,000.00	1,021.47	3.36		0.67

	LargeCap Value Fund III
	Class J	1,000.00	1,039.10	5.81		1,000.00	1,019.09	5.76		1.15
	Institutional	1,000.00	1,041.21	3.80		1,000.00	1,021.08	3.76		0.75
R	-1	1,000.00	1,036.67	8.23		1,000.00	1,016.71	8.15		1.63
R	-2	1,000.00	1,037.36	7.58		1,000.00	1,017.36	7.50		1.50
R	-3	1,000.00	1,038.45	6.67		1,000.00	1,018.25	6.61		1.32
R	-4	1,000.00	1,039.56	5.71		1,000.00	1,019.19	5.66		1.13
R	-5	1,000.00	1,039.86	5.11		1,000.00	1,019.79	5.06		1.01

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	MidCap Fund
	Class J	$1,000.00	$1,090.44	$4.72		$1,000.00	$1,020.28	$4.56		0.91%
	Institutional	1,000.00	1,092.14	3.42		1,000.00	1,021.52	3.31		0.66
R	-1	1,000.00	1,087.65	7.61		1,000.00	1,017.50	7.35		1.47
R	-2	1,000.00	1,088.33	6.94		1,000.00	1,018.15	6.71		1.34
R	-3	1,000.00	1,089.57	6.01		1,000.00	1,019.04	5.81		1.16
R	-4	1,000.00	1,090.08	5.03		1,000.00	1,019.98	4.86		0.97
R	-5	1,000.00	1,090.80	4.41		1,000.00	1,020.58	4.26		0.85

	MidCap Growth Fund
	Class J	1,000.00	1,083.44	5.89		1,000.00	1,019.14	5.71		1.14
	Institutional	1,000.00	1,085.44	3.88		1,000.00	1,021.08	3.76		0.75
R	-1	1,000.00	1,081.23	8.05		1,000.00	1,017.06	7.80		1.56
R	-2	1,000.00	1,081.13	7.38		1,000.00	1,017.70	7.15		1.43
R	-3	1,000.00	1,083.13	6.46		1,000.00	1,018.60	6.26		1.25
R	-4	1,000.00	1,083.82	5.48		1,000.00	1,019.54	5.31		1.06
R	-5	1,000.00	1,084.13	4.86		1,000.00	1,020.13	4.71		0.94

	MidCap Growth Fund III
	Class J	1,000.00	1,064.61	7.01		1,000.00	1,018.00	6.85		1.37
	Institutional	1,000.00	1,066.86	4.87		1,000.00	1,020.08	4.76		0.95
R	-1	1,000.00	1,061.19	9.35		1,000.00	1,015.72	9.15		1.83
R	-2	1,000.00	1,062.55	8.69		1,000.00	1,016.36	8.50		1.70
R	-3	1,000.00	1,063.59	7.78		1,000.00	1,017.26	7.60		1.52
R	-4	1,000.00	1,064.24	6.81		1,000.00	1,018.20	6.66		1.33
R	-5	1,000.00	1,065.13	6.20		1,000.00	1,018.79	6.06		1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,061.91	2.86		1,000.00	1,022.02	2.81		0.56
	Institutional	1,000.00	1,063.75	0.97		1,000.00	1,023.85	0.95		0.19
R	-1	1,000.00	1,059.75	5.31		1,000.00	1,019.64	5.21		1.04
R	-2	1,000.00	1,060.06	4.65		1,000.00	1,020.28	4.56		0.91
R	-3	1,000.00	1,061.27	3.73		1,000.00	1,021.17	3.66		0.73
R	-4	1,000.00	1,062.42	2.76		1,000.00	1,022.12	2.71		0.54
R	-5	1,000.00	1,063.27	2.15		1,000.00	1,022.71	2.11		0.42

	MidCap Value Fund I
	Class J	1,000.00	1,047.21	6.75		1,000.00	1,018.20	6.66		1.33
	Institutional	1,000.00	1,049.18	4.73		1,000.00	1,020.18	4.66		0.93
R	-1	1,000.00	1,044.35	9.12		1,000.00	1,015.87	9.00		1.80
R	-2	1,000.00	1,044.82	8.47		1,000.00	1,016.51	8.35		1.67
R	-3	1,000.00	1,046.28	7.56		1,000.00	1,017.41	7.45		1.49
R	-4	1,000.00	1,047.75	6.60		1,000.00	1,018.35	6.51		1.30
R	-5	1,000.00	1,047.82	5.99		1,000.00	1,018.94	5.91		1.18

	MidCap Value Fund III
	Class J	1,000.00	1,043.72	5.02		1,000.00	1,019.89	4.96		0.99
	Institutional	1,000.00	1,045.35	3.30		1,000.00	1,021.57	3.26		0.65
R	-1	1,000.00	1,040.34	7.64		1,000.00	1,017.31	7.55		1.51
R	-2	1,000.00	1,040.93	6.98		1,000.00	1,017.95	6.90		1.38
R	-3	1,000.00	1,042.67	6.08		1,000.00	1,018.84	6.01		1.20
R	-4	1,000.00	1,043.29	5.12		1,000.00	1,019.79	5.06		1.01
R	-5	1,000.00	1,044.05	4.51		1,000.00	1,020.38	4.46		0.89
R	-6	1,000.00	1,020.58	2.98	(c)	1,000.00	1,021.37	3.46		0.69

	Money Market Fund
	Class J	1,000.00	1,000.00	0.89		1,000.00	1,023.90	0.90		0.18
	Institutional	1,000.00	1,000.00	0.89		1,000.00	1,023.90	0.90		0.18

	Overseas Fund
	Institutional	1,000.00	1,039.65	5.36		1,000.00	1,019.54	5.31		1.06
R	-1	1,000.00	1,035.15	9.74		1,000.00	1,015.22	9.64		1.93
R	-2	1,000.00	1,035.55	9.08		1,000.00	1,015.87	9.00		1.80
R	-3	1,000.00	1,037.32	8.18		1,000.00	1,016.76	8.10		1.62
R	-4	1,000.00	1,037.51	7.22		1,000.00	1,017.70	7.15		1.43
R	-5	1,000.00	1,037.91	6.62		1,000.00	1,018.30	6.56		1.31

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	Principal Capital Appreciation Fund
	Institutional	$1,000.00	$1,054.53	$2.34		$1,000.00	$1,022.51	$2.31		0.46%
R	-1	1,000.00	1,049.98	6.76		1,000.00	1,018.20	6.66		1.33
R	-2	1,000.00	1,050.60	6.10		1,000.00	1,018.84	6.01		1.20
R	-3	1,000.00	1,051.57	5.19		1,000.00	1,019.74	5.11		1.02
R	-4	1,000.00	1,052.53	4.22		1,000.00	1,020.68	4.16		0.83
R	-5	1,000.00	1,053.09	3.61		1,000.00	1,021.27	3.56		0.71

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,029.01	1.66		1,000.00	1,023.16	1.66		0.33
	Institutional	1,000.00	1,031.07	0.20		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,025.99	4.57		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,026.46	3.92		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,028.13	3.02		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,028.77	2.06		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,029.28	1.46		1,000.00	1,023.36	1.45		0.29

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,032.44	0.20		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,028.24	4.63		1,000.00	1,020.23	4.61		0.92
R	-2	1,000.00	1,028.65	3.97		1,000.00	1,020.88	3.96		0.79
R	-3	1,000.00	1,029.25	3.07		1,000.00	1,021.77	3.06		0.61
R	-4	1,000.00	1,030.65	2.11		1,000.00	1,022.71	2.11		0.42
R	-5	1,000.00	1,031.16	1.51		1,000.00	1,023.31	1.51		0.30

	Principal LifeTime 2020 Fund
	Class J	1,000.00	1,033.76	1.66		1,000.00	1,023.16	1.66		0.33
	Institutional	1,000.00	1,035.81	0.15		1,000.00	1,024.65	0.15		0.03
R	-1	1,000.00	1,031.18	4.58		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,032.17	3.93		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,033.05	3.02		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,033.89	2.07		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,034.86	1.46		1,000.00	1,023.36	1.45		0.29

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	1,039.02	0.20		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,034.95	4.59		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,035.30	3.94		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,036.04	3.03		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,036.50	2.07		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,037.56	1.47		1,000.00	1,023.36	1.45		0.29

	Principal LifeTime 2030 Fund
	Class J	1,000.00	1,039.07	1.72		1,000.00	1,023.11	1.71		0.34
	Institutional	1,000.00	1,041.27	0.15		1,000.00	1,024.65	0.15		0.03
R	-1	1,000.00	1,036.27	4.59		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,037.55	3.94		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,037.66	3.03		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,038.85	2.07		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,039.48	1.47		1,000.00	1,023.36	1.45		0.29

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	1,041.68	0.20		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,036.89	4.60		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,037.38	3.94		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,038.42	3.03		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,039.37	2.07		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,040.33	1.47		1,000.00	1,023.36	1.45		0.29

	Principal LifeTime 2040 Fund
	Class J	1,000.00	1,040.95	1.87		1,000.00	1,022.96	1.86		0.37
	Institutional	1,000.00	1,042.59	0.15		1,000.00	1,024.65	0.15		0.03
R	-1	1,000.00	1,038.18	4.60		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,038.81	3.94		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,039.39	3.03		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,040.14	2.07		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,041.00	1.47		1,000.00	1,023.36	1.45		0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	Principal LifeTime 2045 Fund
	Institutional	$1,000.00	$1,043.15	$0.20		$1,000.00	$1,024.60	$0.20		0.04%
R	-1	1,000.00	1,038.44	4.65		1,000.00	1,020.23	4.61		0.92
R	-2	1,000.00	1,039.45	3.99		1,000.00	1,020.88	3.96		0.79
R	-3	1,000.00	1,040.27	3.09		1,000.00	1,021.77	3.06		0.61
R	-4	1,000.00	1,041.17	2.13		1,000.00	1,022.71	2.11		0.42
R	-5	1,000.00	1,042.24	1.52		1,000.00	1,023.31	1.51		0.30

	Principal LifeTime 2050 Fund
	Class J	1,000.00	1,042.02	2.48		1,000.00	1,022.36	2.46		0.49
	Institutional	1,000.00	1,044.46	0.20		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,039.95	4.60		1,000.00	1,020.28	4.56		0.91
R	-2	1,000.00	1,039.99	3.95		1,000.00	1,020.93	3.91		0.78
R	-3	1,000.00	1,041.36	3.04		1,000.00	1,021.82	3.01		0.60
R	-4	1,000.00	1,042.54	2.08		1,000.00	1,022.76	2.06		0.41
R	-5	1,000.00	1,043.03	1.47		1,000.00	1,023.36	1.45		0.29

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	1,044.14	0.30		1,000.00	1,024.50	0.30		0.06
R	-1	1,000.00	1,039.48	4.65		1,000.00	1,020.23	4.61		0.92
R	-2	1,000.00	1,040.51	4.00		1,000.00	1,020.88	3.96		0.79
R	-3	1,000.00	1,040.96	3.09		1,000.00	1,021.77	3.06		0.61
R	-4	1,000.00	1,041.67	2.13		1,000.00	1,022.71	2.11		0.42
R	-5	1,000.00	1,042.65	1.52		1,000.00	1,023.31	1.51		0.30

	Principal LifeTime 2060 Fund
	Class J	1,000.00	1,042.35	2.08		1,000.00	1,022.76	2.06		0.41
	Institutional	1,000.00	1,043.91	0.46		1,000.00	1,024.35	0.45		0.09
R	-1	1,000.00	1,039.36	4.75		1,000.00	1,020.13	4.71		0.94
R	-2	1,000.00	1,040.25	4.10		1,000.00	1,020.78	4.06		0.81
R	-3	1,000.00	1,041.10	3.19		1,000.00	1,021.67	3.16		0.63
R	-4	1,000.00	1,042.32	2.23		1,000.00	1,022.61	2.21		0.44
R	-5	1,000.00	1,042.42	1.62		1,000.00	1,023.21	1.61		0.32

	Principal LifeTime Hybrid 2015 Fund
	Institutional	1,000.00	1,040.63	0.30		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2020 Fund
	Institutional	1,000.00	1,045.44	0.30		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2025 Fund
	Institutional	1,000.00	1,049.75	0.30		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2030 Fund
	Institutional	1,000.00	1,052.38	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2035 Fund
	Institutional	1,000.00	1,054.02	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2040 Fund
	Institutional	1,000.00	1,054.89	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2045 Fund
	Institutional	1,000.00	1,054.64	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2050 Fund
	Institutional	1,000.00	1,056.57	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2055 Fund
	Institutional	1,000.00	1,056.42	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid 2060 Fund
	Institutional	1,000.00	1,056.42	0.31		1,000.00	1,024.50	0.30		0.06

	Principal LifeTime Hybrid Income Fund
	Institutional	1,000.00	1,031.98	0.30		1,000.00	1,024.50	0.30		0.06

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	Principal LifeTime Strategic Income Fund
	Class J	$1,000.00	$1,021.71	$1.85		$1,000.00	$1,022.96	$1.86		0.37%
	Institutional	1,000.00	1,023.97	0.20		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,019.00	4.61		1,000.00	1,020.23	4.61		0.92
R	-2	1,000.00	1,020.10	3.96		1,000.00	1,020.88	3.96		0.79
R	-3	1,000.00	1,021.26	3.06		1,000.00	1,021.77	3.06		0.61
R	-4	1,000.00	1,021.65	2.11		1,000.00	1,022.71	2.11		0.42
R	-5	1,000.00	1,022.31	1.50		1,000.00	1,023.31	1.51		0.30

	Real Estate Securities Fund
	Class J	1,000.00	1,029.97	6.14		1,000.00	1,018.74	6.11		1.22
	Institutional	1,000.00	1,031.77	4.43		1,000.00	1,020.43	4.41		0.88
R	-1	1,000.00	1,027.71	8.55		1,000.00	1,016.36	8.50		1.70
R	-2	1,000.00	1,028.42	7.90		1,000.00	1,017.01	7.85		1.57
R	-3	1,000.00	1,029.09	6.99		1,000.00	1,017.90	6.95		1.39
R	-4	1,000.00	1,029.82	6.04		1,000.00	1,018.84	6.01		1.20
R	-5	1,000.00	1,030.79	5.44		1,000.00	1,019.44	5.41		1.08

	SAM Balanced Portfolio
	Class J	1,000.00	1,031.33	2.97		1,000.00	1,021.87	2.96		0.59
	Institutional	1,000.00	1,032.29	1.56		1,000.00	1,023.26	1.56		0.31
R	-1	1,000.00	1,027.85	5.98		1,000.00	1,018.89	5.96		1.19
R	-2	1,000.00	1,028.55	5.33		1,000.00	1,019.54	5.31		1.06
R	-3	1,000.00	1,029.55	4.43		1,000.00	1,020.43	4.41		0.88
R	-4	1,000.00	1,030.35	3.47		1,000.00	1,021.37	3.46		0.69
R	-5	1,000.00	1,031.01	2.87		1,000.00	1,021.97	2.86		0.57

	SAM Conservative Balanced Portfolio
	Class J	1,000.00	1,026.60	3.01		1,000.00	1,021.82	3.01		0.60
	Institutional	1,000.00	1,027.10	1.56		1,000.00	1,023.26	1.56		0.31
R	-1	1,000.00	1,022.77	5.97		1,000.00	1,018.89	5.96		1.19
R	-2	1,000.00	1,023.33	5.32		1,000.00	1,019.54	5.31		1.06
R	-3	1,000.00	1,024.24	4.42		1,000.00	1,020.43	4.41		0.88
R	-4	1,000.00	1,025.15	3.46		1,000.00	1,021.37	3.46		0.69
R	-5	1,000.00	1,026.67	2.86		1,000.00	1,021.97	2.86		0.57

	SAM Conservative Growth Portfolio
	Class J	1,000.00	1,035.48	3.03		1,000.00	1,021.82	3.01		0.60
	Institutional	1,000.00	1,036.87	1.57		1,000.00	1,023.26	1.56		0.31
R	-1	1,000.00	1,032.53	6.00		1,000.00	1,018.89	5.96		1.19
R	-2	1,000.00	1,032.94	5.34		1,000.00	1,019.54	5.31		1.06
R	-3	1,000.00	1,034.13	4.44		1,000.00	1,020.43	4.41		0.88
R	-4	1,000.00	1,035.11	3.48		1,000.00	1,021.37	3.46		0.69
R	-5	1,000.00	1,035.74	2.88		1,000.00	1,021.97	2.86		0.57

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,020.33	3.01		1,000.00	1,021.82	3.01		0.60
	Institutional	1,000.00	1,021.65	1.60		1,000.00	1,023.21	1.61		0.32
R	-1	1,000.00	1,017.32	5.95		1,000.00	1,018.89	5.96		1.19
R	-2	1,000.00	1,017.96	5.30		1,000.00	1,019.54	5.31		1.06
R	-3	1,000.00	1,018.86	4.40		1,000.00	1,020.43	4.41		0.88
R	-4	1,000.00	1,019.73	3.46		1,000.00	1,021.37	3.46		0.69
R	-5	1,000.00	1,020.43	2.86		1,000.00	1,021.97	2.86		0.57

	SAM Strategic Growth Portfolio
	Class J	1,000.00	1,034.22	3.13		1,000.00	1,021.72	3.11		0.62
	Institutional	1,000.00	1,035.99	1.56		1,000.00	1,023.26	1.56		0.31
R	-1	1,000.00	1,031.41	5.99		1,000.00	1,018.89	5.96		1.19
R	-2	1,000.00	1,032.17	5.34		1,000.00	1,019.54	5.31		1.06
R	-3	1,000.00	1,032.92	4.44		1,000.00	1,020.43	4.41		0.88
R	-4	1,000.00	1,034.42	3.48		1,000.00	1,021.37	3.46		0.69
R	-5	1,000.00	1,034.80	2.88		1,000.00	1,021.97	2.86		0.57

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2014 to April		November 1,	Account Value	2014 to April		Expense
		2014	April 30, 2015	30, 2015	(a)	2014	April 30, 2015	30, 2015	(a)	Ratio
	Short-Term Income Fund
	Class J	$1,000.00	$1,007.40	$3.93		$1,000.00	$1,020.88	$3.96		0.79%
	Institutional	1,000.00	1,009.17	2.14		1,000.00	1,022.66	2.16		0.43
R	-1	1,000.00	1,004.91	6.46		1,000.00	1,018.35	6.51		1.30
R	-2	1,000.00	1,005.55	5.82		1,000.00	1,018.99	5.86		1.17
R	-3	1,000.00	1,006.44	4.93		1,000.00	1,019.89	4.96		0.99
R	-4	1,000.00	1,007.41	3.93		1,000.00	1,020.88	3.96		0.79
R	-5	1,000.00	1,007.96	3.39		1,000.00	1,021.42	3.41		0.68

	SmallCap Blend Fund
	Class J	1,000.00	1,085.88	5.79		1,000.00	1,019.24	5.61		1.12
	Institutional	1,000.00	1,087.64	4.04		1,000.00	1,020.93	3.91		0.78
R	-1	1,000.00	1,083.66	8.47		1,000.00	1,016.66	8.20		1.64
R	-2	1,000.00	1,084.04	7.80		1,000.00	1,017.31	7.55		1.51
R	-3	1,000.00	1,085.46	6.88		1,000.00	1,018.20	6.66		1.33
R	-4	1,000.00	1,086.05	5.90		1,000.00	1,019.14	5.71		1.14
R	-5	1,000.00	1,087.12	5.28		1,000.00	1,019.74	5.11		1.02

	SmallCap Growth Fund I
	Class J	1,000.00	1,065.87	7.63		1,000.00	1,017.41	7.45		1.49
	Institutional	1,000.00	1,068.65	5.23		1,000.00	1,019.74	5.11		1.02
R	-1	1,000.00	1,063.98	9.62		1,000.00	1,015.47	9.39		1.88
R	-2	1,000.00	1,064.73	8.96		1,000.00	1,016.12	8.75		1.75
R	-3	1,000.00	1,065.90	8.04		1,000.00	1,017.01	7.85		1.57
R	-4	1,000.00	1,067.65	7.07		1,000.00	1,017.95	6.90		1.38
R	-5	1,000.00	1,067.43	6.46		1,000.00	1,018.55	6.31		1.26
R	-6	1,000.00	1,053.70	4.61	(c)	1,000.00	1,019.59	5.26		1.05

	SmallCap S&P 600 Index Fund
	Class J	1,000.00	1,039.19	2.73		1,000.00	1,022.12	2.71		0.54
	Institutional	1,000.00	1,041.42	0.96		1,000.00	1,023.85	0.95		0.19
R	-1	1,000.00	1,036.83	5.25		1,000.00	1,019.64	5.21		1.04
R	-2	1,000.00	1,037.30	4.60		1,000.00	1,020.28	4.56		0.91
R	-3	1,000.00	1,038.53	3.69		1,000.00	1,021.17	3.66		0.73
R	-4	1,000.00	1,039.23	2.73		1,000.00	1,022.12	2.71		0.54
R	-5	1,000.00	1,039.92	2.12		1,000.00	1,022.71	2.11		0.42

	SmallCap Value Fund II
	Class J	1,000.00	1,051.25	7.27		1,000.00	1,017.70	7.15		1.43
	Institutional	1,000.00	1,054.59	4.94		1,000.00	1,019.98	4.86		0.97
R	-1	1,000.00	1,049.41	9.40		1,000.00	1,015.62	9.25		1.85
R	-2	1,000.00	1,050.67	8.75		1,000.00	1,016.27	8.60		1.72
R	-3	1,000.00	1,051.70	7.83		1,000.00	1,017.16	7.70		1.54
R	-4	1,000.00	1,052.14	6.87		1,000.00	1,018.10	6.76		1.35
R	-5	1,000.00	1,052.72	6.11		1,000.00	1,018.84	6.01		1.23
R	-6	1,000.00	1,034.88	4.35	(c)	1,000.00	1,019.84	5.01		1.00

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (February 27, 2015 to April 30, 2015), multiplied by 62/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (November 25, 2014 to April 30, 2015), multiplied by 156/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	115	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	115	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos	115	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	115	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	115	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	115	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	115	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Managing Director, Patomak	115	None
Director since September 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Daniel Pavelich	Retired.	115	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	115	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
President, Chief Executive Officer	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/ Chief
Operating Officer, the Manager
(2008-2015)
Director, Princor
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	115	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager since 2011
President, the Manager (2008-2015)
Chairman, Princor since 2011
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1955

Tracy Bollin Chief Financial Officer

711 High Street, Des Moines, IA 50392 1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Chief Financial Officer, PFA since 2010 Assistant Controller, PFD (2007-2010)

Chief Financial Officer, PFD since 2010 Chief Financial Officer, the Manager since 2010 Financial Controller, the Manager (2008-2010) Assistant Controller, Princor (2009-2010) Chief Financial Officer, Princor since 2010 Financial Controller, Princor (2008-2009) Assistant Controller, PSS (2007-2010) Chief Financial Officer, PSS since 2010

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, Princor since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street, Des Moines, IA 50392 1955

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Jennifer A. Mills Assistant Counsel

711 High Street, Des Moines, IA 50392 1973

Vice President/Chief Compliance Officer, the Manager

Vice President/Chief Compliance Officer, PSS

Counsel, PGI Counsel, PLIC

Counsel, PFD (2009-2013) Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Layne A. Rasmussen Vice President and Controller 711 High Street, Des Moines, IA 50392 1958 Greg Reymann Assistant Counsel 711 High Street, Des Moines, IA 50392 1958

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset

Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2015, and the Statement of Additional Information dated March 1, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. approved (1) a Sub-advisory Agreement with Sawgrass Asset Management, LLC related to the LargeCap Growth Fund II; and (2) amended Sub-advisory Agreements with Stone Harbor Investment Partners, LP and Guggenheim Partners Investment Management, LLC related to the Global Diversified Income Fund.

Sawgrass Sub-Advisory Agreement

On December 9, 2014, the Board considered for the LargeCap Growth Fund II (the “Fund”) the approval of a sub-advisory agreement between Principal Management Corporation (the “Manager”) and Sawgrass Asset Management, LLC (the “Sub-adviser”) with respect to the Fund (the “Sub-advisory Agreement”).

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-adviser, the investment approach of the Sub-adviser, the experience and skills of the Sub-adviser’s investment personnel who would be responsible for the day-today management of the Fund and the resources to be made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisers and that the Manager recommended the Sub-adviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-adviser under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance.

The Board reviewed the historical one-year, three-year, five-year and ten-year performance and rankings as of September 30, 2014 of the Sub-adviser in a composite with an investment strategy similar to the portfolio strategy for the Fund, as compared to a relevant benchmark index. The Board also reviewed the Sub-adviser’s historical performance in the same strategy for the past five calendar year periods. The Board concluded, based on the information provided, that the historical investment performance record of the Sub-adviser was satisfactory.

Fees, Economies of Scale and Profitability.

The Board considered the proposed sub-advisory fee, noting that the Manager will compensate the Sub-adviser from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. In addition, in evaluating the sub-advisory fee and the factor of profitability, the Board considered that the sub-advisory fee rate was negotiated at arm’s-length between the Manager and the Sub-adviser. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Sub-adviser. The Board noted that the Sub-adviser may use soft dollars and that the Sub-adviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed sub-advisory fee was reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the

Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement is in the best interests of the Fund.

Stone Harbor and Guggenheim Partners Sub-advisory Agreements

On December 9, 2014, the Board, on behalf of the Global Diversified Income Fund (the “Fund”), considered for approval (1) an amended fee schedule under the sub-advisory agreement between Principal Management Corporation (the “Manager”) and Stone Harbor Investment Partners, LP (“Stone Harbor” or a “Sub-adviser”) with respect to the Fund (the “Stone Harbor Sub-advisory Agreement”) in connection with a proposal to reduce Stone Harbor’s fee; and (2) an amended fee schedule under the sub-advisory agreement between the Manager and Guggenheim Partners Investment Management, LLC (“Guggenheim Partners” or a “Sub-adviser”) with respect to the Fund (the “Guggenheim Sub-advisory Agreement”) in connection with a proposal to reduce Guggenheim’s fee. (The Stone Harbor Sub-advisory Agreement and the Guggenheim Sub-advisory Agreement are referred to as the “Sub-advisory Agreements.”)

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reductions. The Board considered the Manager’s representation that the sub-advisory fee reductions would not reduce the quality or quantity of the services provided by the Sub-advisers to the Fund and that each Sub-adviser’s obligations under the applicable Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-advisory Agreements other than to the fee schedules.

The Board considered that they had last approved the Sub-advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2014 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by each Sub-adviser under the applicable Sub-advisory Agreement and had concluded, based on the information provided, that the terms of each Sub-advisory Agreement were reasonable and that approval of each Sub-advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the reduced sub-advisory fees at this time and, accordingly, recommended to the Board of Directors the approval of the amended fee schedules under the Sub-advisory Agreements.

Special Meeting of Shareholders
Principal Funds, Inc. – Core Plus Bond Fund I
Held February 13, 2015

1.	Approval of a Plan of Acquisition providing for the reorganization of the Core Plus Bond Fund I (the “Acquired Fund”) into the Bond & Mortgage Securities Fund (the “Acquiring Fund”):

In Favor	Opposed	Abstain
76,082,112.588	5,556,946.516	4,620,342.396

Special Meeting of Shareholders
Principal Funds, Inc. – LargeCap Blend Fund II
Held April 17, 2015

1.	Approval of a Plan of Acquisition providing for the reorganization of the LargeCap Blend Fund II (the “Acquired Fund”) into the Principal Capital Appreciation Fund (the “Acquiring Fund”):

In Favor	Opposed	Abstain
39,021,809.391	1,044,927.937	1,653,056.881

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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FV382-09 | 06/2015 | t150408029c | © 2015 Principal Financial Services, Inc.